UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 28, 2018

Date of reporting period: February 28, 2018

Item 1. Reports to Stockholders.

FEBRUARY 28, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares Short Treasury Bond ETF | SHV | NASDAQ
➢	iShares 1-3 Year Treasury Bond ETF | SHY | NASDAQ
➢	iShares 3-7 Year Treasury Bond ETF | IEI | NASDAQ
➢	iShares 7-10 Year Treasury Bond ETF | IEF | NASDAQ
➢	iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca
➢	iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. TREASURY BOND MARKET OVERVIEW

The U.S. Treasury bond market declined modestly during the 12 months ended February 28, 2018 (“reporting period”). The Bloomberg Barclays U.S. Treasury Bond Index returned -0.56% for the reporting period, compared with the 0.51% return of the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance.

The primary factors affecting the U.S. Treasury bond market during the reporting period were a strengthening U.S. economy and federal tax reform. The final nine months of 2017 featured the strongest three consecutive quarters of economic growth in more than 12 years. Key economic drivers included an increase in manufacturing activity and the lowest unemployment rate since December 2000.

In December 2017, the U.S. government passed federal tax reform legislation that included a steep reduction in corporate tax rates and a modest decrease in individual tax rates. The tax reform improved investors’ expectations for capital spending and economic growth, but it also raised concerns about federal budget deficits and higher inflation.

The annual consumer inflation rate remained near the 2% level targeted by the U.S. Federal Reserve Bank (“Fed”). However, signs of increasing inflation emerged late in the reporting period, including a sharp rise in energy prices and higher prices at the producer level. Inflation is typically measured in terms of both final (consumer) and intermediate (producer) goods; the Fed targets inflation in final goods.

In this environment, the Fed raised its short-term interest rate target three times during the reporting period to its highest level since October 2008. The Fed also began to reduce the amount of U.S. Treasury bonds and mortgage-backed securities on its balance sheet in October 2017. The interest rate increases and balance sheet reduction were part of the Fed’s plan to gradually reverse substantial economic stimulus measures, implemented in response to the 2008 credit crisis, and re-establish more normal monetary policy conditions.

A stronger economy, expectations of rising growth and inflation due to the tax cuts, and the Fed’s interest rate increases led to higher U.S. Treasury bond yields and lower U.S. Treasury bond prices, particularly in the latter half of the reporting period. Short-term U.S. Treasury yields rose steadily throughout the reporting period in response to the Fed’s interest rate increases in March 2017, June 2017, and December 2017. For the reporting period, the three-month U.S. Treasury yield rose from 0.53% to 1.65%, the two-year U.S. Treasury yield rose from 1.22% to 2.25%, and the three-year U.S. Treasury yield rose from 1.49% to 2.42%.

In contrast, intermediate- and long-term U.S. Treasury yields declined during the first half of the reporting period, reflecting little inflationary pressure and a lack of fiscal stimulus from the federal government. However, intermediate- and long-term U.S. Treasury yields reversed course over the last six months of the reporting period amid improving economic growth, increasing inflation, and the Fed’s move to reduce its holdings of U.S. Treasury bonds. In particular, yields rose sharply in early 2018 following the approval of federal tax reform legislation at the end of 2017.

Among intermediate-term bonds, the seven-year U.S. Treasury yield rose from 2.19% to 2.80% for the reporting period, while the 10-year U.S. Treasury yield rose from 2.36% to 2.87%. Yields on the longest-term U.S. Treasury bonds had the smallest increase, with the 20-year U.S. Treasury yield rising from 2.70% to 3.02% and the 30-year U.S. Treasury yield rising from 2.97% to 3.13%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® SHORT TREASURY BOND ETF

Performance as of February 28, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.71%	0.71%	0.88%	0.71%	0.71%	0.88%
5 Years	0.25%	0.25%	0.37%	1.26%	1.26%	1.88%
10 Years	0.35%	0.35%	0.48%	3.60%	3.55%	4.93%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. Short Treasury Bond Index. Index performance beginning on July 1, 2016 reflects the performance of the ICE U.S. Treasury Short Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.00	$0.75	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® SHORT TREASURY BOND ETF

The iShares Short Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one month and one year, as represented by the ICE U.S. Treasury Short Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2018, the total return for the Fund was 0.71%, net of fees, while the total return for the Index was 0.88%.

ALLOCATION BY INVESTMENT TYPE

As of 2/28/18

Investment Type	Percentage of Total Investments*

U.S. Government Obligations	100.00%

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

U.S. Treasury Bill, 1.41%, 05/03/18	10.03%
U.S. Treasury Note/Bond, 1.50%, 02/28/19	7.78
U.S. Treasury Bill, 1.09%, 03/01/18	6.51
U.S. Treasury Note/Bond, 1.25%, 11/30/18	6.18
U.S. Treasury Bill, 1.28%, 04/05/18	4.95

TOTAL	35.45%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® 1-3 YEAR TREASURY BOND ETF

Performance as of February 28, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.29)%	(0.27)%	(0.17)%	(0.29)%	(0.27)%	(0.17)%
5 Years	0.34%	0.34%	0.47%	1.73%	1.73%	2.40%
10 Years	1.00%	0.99%	1.14%	10.41%	10.36%	11.98%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 1-3 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 1-3 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$991.40	$0.74	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 1-3 YEAR TREASURY BOND ETF

The iShares 1-3 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years, as represented by the ICE U.S. Treasury 1-3 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2018, the total return for the Fund was -0.29%, net of fees, while the total return for the Index was -0.17%.

ALLOCATION BY MATURITY

As of 2/28/18

Maturity	Percentage of Total Investments*

0-1 Year	0.14%
1-2 Years	42.38
2-3 Years	50.23
3-4 Years	7.25

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 1.63%, 04/30/19	7.79%
U.S. Treasury Note/Bond, 1.25%, 03/31/21	5.39
U.S. Treasury Note/Bond, 2.13%, 08/31/20	5.13
U.S. Treasury Note/Bond, 1.63%, 03/31/19	4.81
U.S. Treasury Note/Bond, 1.63%, 06/30/20	4.11

TOTAL	27.23%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® 3-7 YEAR TREASURY BOND ETF

Performance as of February 28, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.98)%	(0.92)%	(0.87)%	(0.98)%	(0.92)%	(0.87)%
5 Years	0.70%	0.70%	0.80%	3.57%	3.57%	4.09%
10 Years	2.60%	2.59%	2.73%	29.23%	29.17%	30.95%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 3-7 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 3-7 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$971.10	$0.73	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 3-7 YEAR TREASURY BOND ETF

The iShares 3-7 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years, as represented by the ICE U.S. Treasury 3-7 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2018, the total return for the Fund was -0.98%, net of fees, while the total return for the Index was -0.87%.

ALLOCATION BY MATURITY

As of 2/28/18

Maturity	Percentage of Total Investments*

3-4 Years	37.08%
4-5 Years	19.92
5-6 Years	17.20
6-7 Years	23.28
7-8 Years	2.52

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 2.25%, 04/30/21	10.20%
U.S. Treasury Note/Bond, 1.88%, 04/30/22	7.85
U.S. Treasury Note/Bond, 2.75%, 02/15/24	7.63
U.S. Treasury Note/Bond, 2.38%, 08/15/24	6.81
U.S. Treasury Note/Bond, 2.00%, 02/15/25	6.09

TOTAL	38.58%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® 7-10 YEAR TREASURY BOND ETF

Performance as of February 28, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.59)%	(1.52)%	(1.49)%	(1.59)%	(1.52)%	(1.49)%
5 Years	0.91%	0.91%	0.98%	4.61%	4.62%	5.00%
10 Years	3.73%	3.72%	3.83%	44.17%	44.11%	45.65%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 7-10 Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 7-10 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$952.80	$0.73	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 7-10 YEAR TREASURY BOND ETF

The iShares 7-10 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years, as represented by the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2018, the total return for the Fund was -1.59%, net of fees, while the total return for the Index was -1.49%.

ALLOCATION BY MATURITY

As of 2/28/18

Maturity	Percentage of Total Investments*

7-8 Years	45.98%
8-9 Years	33.61
9-10 Years	20.18
10-11 Years	0.23

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 1.63%, 02/15/26	18.14%
U.S. Treasury Note/Bond, 2.25%, 11/15/25	15.42
U.S. Treasury Note/Bond, 2.38%, 05/15/27	14.39
U.S. Treasury Note/Bond, 1.63%, 05/15/26	14.16
U.S. Treasury Note/Bond, 2.00%, 11/15/26	8.50

TOTAL	70.61%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® 10-20 YEAR TREASURY BOND ETF

Performance as of February 28, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.66)%	(1.62)%	(1.58)%	(1.66)%	(1.62)%	(1.58)%
5 Years	1.55%	1.55%	1.64%	7.98%	8.02%	8.47%
10 Years	4.62%	4.62%	4.71%	57.13%	57.07%	58.41%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through June 30, 2016 reflects the performance of the Bloomberg Barclays U.S. 10-20 Year Treasury Bond Index. Index performance beginning on July 1, 2016 reflects the performance of the ICE U.S. Treasury 10-20 Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$945.50	$0.72	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 10-20 YEAR TREASURY BOND ETF

The iShares 10-20 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between ten and twenty years, as represented by the ICE U.S. Treasury 10-20 Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2018, the total return for the Fund was -1.66%, net of fees, while the total return for the Index was -1.58%.

ALLOCATION BY MATURITY

As of 2/28/18

Maturity	Percentage of Total Investments*

8-9 Years	0.09%
10-11 Years	22.67
11-12 Years	11.67
12-13 Years	22.18
17-18 Years	24.33
18-19 Years	0.44
19-20 Years	13.73
20-21 Years	4.89

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 4.50%, 02/15/36	24.33%
U.S. Treasury Note/Bond, 6.13%, 08/15/29	11.67
U.S. Treasury Note/Bond, 6.25%, 05/15/30	11.24
U.S. Treasury Note/Bond, 5.38%, 02/15/31	10.94
U.S. Treasury Note/Bond, 5.25%, 02/15/29	10.59

TOTAL	68.77%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® 20+ YEAR TREASURY BOND ETF

Performance as of February 28, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.04%	0.01%	0.10%	0.04%	0.01%	0.10%
5 Years	2.76%	2.75%	2.83%	14.56%	14.53%	14.96%
10 Years	5.65%	5.66%	5.74%	73.19%	73.46%	74.75%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance through March 31, 2016 reflects the performance of the Bloomberg Barclays U.S. 20+ Year Treasury Bond Index. Index performance beginning on April 1, 2016 reflects the performance of the ICE U.S. Treasury 20+ Year Bond Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 18 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$939.30	$0.72	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 18 for more information.

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 20+ YEAR TREASURY BOND ETF

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years, as represented by the ICE U.S. Treasury 20+ Year Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2018, the total return for the Fund was 0.04%, net of fees, while the total return for the Index was 0.10%.

ALLOCATION BY MATURITY

As of 2/28/18

Maturity	Percentage of Total Investments*

11-20 Years	1.29%
21-30 Years	98.71

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 2.50%, 02/15/45	8.80%
U.S. Treasury Note/Bond, 3.00%, 11/15/45	8.46
U.S. Treasury Note/Bond, 2.50%, 02/15/46	7.09
U.S. Treasury Note/Bond, 2.88%, 05/15/43	7.01
U.S. Treasury Note/Bond, 3.13%, 08/15/44	6.87

TOTAL	38.23%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® SHORT TREASURY BOND ETF

February 28, 2018

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 106.68%
U.S. Treasury Bill
0.33%, 03/29/18[a]	$528	$527,393
1.09%, 03/01/18[a]	660,222	660,221,600
1.28%, 04/05/18[a]	502,586	501,870,162
1.31%, 05/24/18[a]	7,120	7,093,460
1.36%, 04/12/18[a]	137,394	137,150,061
1.36%, 05/17/18[a]	104,577	104,225,545
1.38%, 09/13/18[a]	7,120	7,050,701
1.41%, 05/03/18[a]	1,020,104	1,017,386,055
1.46%, 06/28/18[a]	265,580	264,127,094
1.62%, 08/02/18[a]	268,612	266,606,887
1.65%, 05/31/18[a]	486,708	484,711,855
U.S. Treasury Note/Bond
0.63%, 04/30/18	435,411	434,778,844
0.75%, 03/31/18	39,269	39,247,197
0.75%, 04/15/18	310,712	310,426,661
0.88%, 03/31/18	225,144	225,042,028
0.88%, 07/15/18	138,992	138,503,357
0.88%, 10/15/18	54,538	54,173,703
1.00%, 03/15/18	38,375	38,370,610
1.00%, 05/15/18	68,984	68,897,862
1.00%, 05/31/18	52,060	51,973,918
1.00%, 08/15/18	406,515	404,927,051
1.13%, 06/15/18	364,222	363,568,677
1.25%, 11/15/18	109,796	109,221,286
1.25%, 11/30/18	629,924	626,356,073
1.38%, 07/31/18	381,004	380,259,853
1.38%, 09/30/18	281,278	280,344,070

Security	Principal or Shares (000s)	Value
1.38%, 12/31/18	$232,092	$230,813,681
1.38%, 02/28/19	273,496	271,530,247
1.50%, 08/31/18	343,254	342,543,358
1.50%, 12/31/18	455,163	453,047,202
1.50%, 01/31/19	346,012	344,119,747
1.50%, 02/28/19	793,760	789,078,054
1.75%, 10/31/18	14,216	14,196,009
2.38%, 05/31/18	155,532	155,805,047
2.38%, 06/30/18	152,977	153,263,832
2.63%, 04/30/18	7,192	7,205,221
2.88%, 03/31/18	402,161	402,637,054

		10,141,301,455

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $10,150,571,113)		10,141,301,455

MONEY MARKET FUNDS — 7.73%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[b,c]	734,819	734,818,519

TOTAL MONEY MARKET FUNDS
(Cost: $734,818,519)		734,818,519

TOTAL INVESTMENTS IN SECURITIES — 114.41%
(Cost: $10,885,389,632)		10,876,119,974
Other Assets, Less Liabilities — (14.41)%		(1,369,516,730)

NET ASSETS — 100.00%		$9,506,603,244

[a]	Rates are discount rates or a range of discount rates at the time of purchase.
[b]	Affiliate of the Fund.
[c]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 02/28/18 (000s)	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	278,392	456,427	[b]	—	734,819	$734,818,519	$1,134,022	[c]	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® SHORT TREASURY BOND ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. government obligations	$—	$10,141,301,455	$—	$10,141,301,455
Money market funds	734,818,519	—	—	734,818,519

Total	$734,818,519	$10,141,301,455	$—	$10,876,119,974

See notes to financial statements.

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 1-3 YEAR TREASURY BOND ETF

February 28, 2018

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.53%
U.S. Treasury Note/Bond
0.75%, 07/15/19	$238,662	$234,056,568
0.75%, 08/15/19	4,451	4,358,904
0.88%, 06/15/19	1,526	1,501,203
0.88%, 09/15/19	49,743	48,738,425
1.00%, 03/15/19	14,402	14,236,602
1.00%, 09/30/19	72,259	70,915,434
1.00%, 10/15/19	128,925	126,422,042
1.13%, 12/31/19	74,850	73,358,847
1.13%, 03/31/20	155,000	151,306,641
1.13%, 04/30/20	66,880	65,197,550
1.13%, 02/28/21	124,695	119,960,487
1.25%, 03/31/19	295,609	292,860,759
1.25%, 04/30/19	24,000	23,754,375
1.25%, 06/30/19	70,572	69,725,687
1.25%, 01/31/20	9,368	9,190,520
1.25%, 02/29/20	18,585	18,211,122
1.25%, 03/31/21	627,440	605,062,942
1.38%, 02/28/19	7,112	7,060,883
1.38%, 12/15/19	68,580	67,543,263
1.38%, 01/15/20	228,322	224,629,604
1.38%, 02/15/20	91,685	90,102,002
1.38%, 02/29/20	288,126	283,038,382
1.38%, 03/31/20	118,051	115,814,487
1.38%, 04/30/20	283,869	278,235,975
1.38%, 05/31/20	317,922	311,240,672
1.38%, 08/31/20	5,682	5,546,387
1.38%, 10/31/20	52,398	51,036,880
1.38%, 01/31/21	118,420	114,913,657
1.38%, 04/30/21	216,408	209,231,032
1.50%, 01/31/19	4	3,978
1.50%, 02/28/19	8,333	8,283,848
1.50%, 03/31/19	34,675	34,446,091
1.50%, 05/31/19	273,106	270,940,751
1.50%, 11/30/19	49,033	48,412,426
1.50%, 04/15/20	91,551	90,020,382
1.50%, 05/15/20	189,749	186,420,981
1.50%, 05/31/20	274,036	269,036,983
1.50%, 06/15/20	253,726	249,018,193
1.50%, 07/15/20	207,372	203,354,168
1.63%, 03/31/19	542,882	539,955,529
1.63%, 04/30/19	880,208	875,050,527

Security	Principal or Shares (000s)	Value
1.63%, 06/30/19	$95,292	$94,618,256
1.63%, 07/31/19	250,892	248,931,906
1.63%, 08/31/19	131,219	130,096,462
1.63%, 12/31/19	238,024	235,327,636
1.63%, 03/15/20	88,000	86,827,813
1.63%, 06/30/20	468,836	461,180,790
1.63%, 07/31/20	44,749	43,986,869
1.63%, 11/30/20	184,614	180,820,758
1.75%, 09/30/19	254,976	253,123,441
1.75%, 12/31/20	106,944	105,018,173
1.88%, 06/30/20	144,000	142,453,125
2.00%, 07/31/20	358,515	355,504,033
2.00%, 09/30/20	80,743	79,989,188
2.00%, 11/30/20	354,854	351,111,397
2.00%, 02/28/21	58,000	57,268,203
2.13%, 08/31/20	579,320	575,902,916
2.13%, 01/31/21	210,676	208,906,650
2.25%, 02/15/21	1,287	1,280,816
2.38%, 12/31/20	87,138	87,056,308
2.63%, 08/15/20	25,215	25,371,609
2.63%, 11/15/20	266,843	268,500,346
3.13%, 05/15/19	56,500	57,151,074
3.38%, 11/15/19	4,000	4,075,625
3.50%, 05/15/20	299,779	307,343,737
3.63%, 08/15/19	302,811	308,938,193
3.63%, 02/15/20	4,000	4,102,344
8.75%, 08/15/20	78,668	90,631,067

		11,227,713,924

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $11,366,421,429)		11,227,713,924

SHORT-TERM INVESTMENTS — 0.54%

MONEY MARKET FUNDS — 0.54%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[a,b]	60,794	60,794,081

		60,794,081

TOTAL SHORT-TERM INVESTMENTS
(Cost: $60,794,081)		60,794,081

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR TREASURY BOND ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 100.07%
(Cost: $11,427,215,510)	$11,288,508,005
Other Assets, Less Liabilities — (0.07)%	(7,360,108)

NET ASSETS — 100.00%	$11,281,147,897

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 02/28/18 (000s)	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	13,743	47,051	[b]	—	60,794	$60,794,081	$571,813	[c]	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. government obligations	$—	$11,227,713,924	$—	$11,227,713,924
Money market funds	60,794,081	—	—	60,794,081

Total	$60,794,081	$11,227,713,924	$—	$11,288,508,005

See notes to financial statements.

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 3-7 YEAR TREASURY BOND ETF

February 28, 2018

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.46%
U.S. Treasury Note/Bond
1.13%, 08/31/21	$393,486	$375,133,569
1.25%, 03/31/21	100	96,434
1.38%, 06/30/23	27,138	25,373,064
1.38%, 08/31/23	9,828	9,163,458
1.50%, 01/31/22	168,523	161,814,994
1.50%, 02/28/23	13,585	12,848,438
1.50%, 03/31/23	920	869,220
1.63%, 11/15/22	6,829	6,525,430
1.63%, 04/30/23	86,629	82,246,411
1.75%, 11/30/21	14,990	14,564,893
1.75%, 02/28/22	95,869	92,873,094
1.75%, 03/31/22	124,362	120,383,387
1.75%, 04/30/22	25,740	24,888,368
1.75%, 05/31/22	48,861	47,189,038
1.75%, 06/30/22	55,678	53,727,095
1.75%, 09/30/22	28,003	26,939,761
1.75%, 01/31/23	9,944	9,532,645
1.75%, 05/15/23	379,398	362,280,628
1.88%, 01/31/22	204,426	199,147,657
1.88%, 02/28/22	26,408	25,704,572
1.88%, 03/31/22	169,991	165,309,413
1.88%, 04/30/22	568,434	552,224,752
1.88%, 07/31/22	31,034	30,070,249
1.88%, 08/31/22	61,649	59,712,836
1.88%, 09/30/22	145,924	141,164,369
2.00%, 02/28/21	100	98,738
2.00%, 05/31/21	89,184	87,856,692
2.00%, 08/31/21	243,896	239,646,873
2.00%, 10/31/21	210,072	206,083,913
2.00%, 12/31/21	23,800	23,311,914
2.00%, 07/31/22	1,570	1,530,627
2.00%, 10/31/22	52,419	50,946,763
2.00%, 11/30/22	5,303	5,151,782
2.00%, 05/31/24	17,228	16,472,256
2.00%, 06/30/24	48,778	46,600,138
2.00%, 02/15/25	451,403	428,250,964
2.13%, 06/30/21	9,197	9,089,977
2.13%, 08/15/21	207,084	204,430,736
2.13%, 09/30/21	13,433	13,246,821
2.13%, 06/30/22	76,298	74,810,785
2.13%, 12/31/22	4,718	4,606,132

Security	Principal or Shares (000s)	Value
2.13%, 11/30/23	$40,544	$39,264,330
2.13%, 02/29/24	42,496	41,030,413
2.13%, 05/15/25	185,200	176,800,891
2.25%, 03/31/21	142,401	141,544,370
2.25%, 04/30/21	722,282	717,598,449
2.25%, 07/31/21	96,094	95,271,946
2.25%, 12/31/23	1,804	1,757,209
2.25%, 01/31/24	22,648	22,041,989
2.25%, 11/15/24	340,251	328,807,403
2.38%, 08/15/24	490,387	478,682,840
2.50%, 05/15/24	343,327	338,284,385
2.75%, 11/15/23	88,892	89,051,728
2.75%, 02/15/24	536,028	536,342,080
7.13%, 02/15/23	11,053	13,350,746

		7,031,747,665

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $7,261,809,317)		7,031,747,665

SHORT-TERM INVESTMENTS — 0.63%

MONEY MARKET FUNDS — 0.63%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[a,b]	44,585	44,584,680

		44,584,680

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,584,680)		44,584,680

TOTAL INVESTMENTS IN SECURITIES — 100.09%
(Cost: $7,306,393,997)		7,076,332,345
Other Assets, Less Liabilities — (0.09)%		(6,681,021)

NET ASSETS — 100.00%		$7,069,651,324

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® 3-7 YEAR TREASURY BOND ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 02/28/18 (000s)	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	15,292	29,293	[b]	—	44,585	$44,584,680	$349,008	[c]	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. government obligations	$—	$7,031,747,665	$—	$7,031,747,665
Money market funds	44,584,680	—	—	44,584,680

Total	$44,584,680	$7,031,747,665	$—	$7,076,332,345

See notes to financial statements.

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 7-10 YEAR TREASURY BOND ETF

February 28, 2018

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.81%
U.S. Treasury Note/Bond
1.50%, 08/15/26	$255,697	$229,448,374
1.63%, 02/15/26	1,658,865	1,514,168,095
1.63%, 05/15/26	1,299,757	1,182,626,551
2.00%, 08/15/25	746,308	704,910,850
2.00%, 11/15/26	760,648	709,304,446
2.13%, 05/15/25	347,356	331,602,864
2.25%, 11/15/25	1,342,346	1,287,655,405
2.25%, 02/15/27	720,317	684,301,150
2.25%, 08/15/27	510,887	483,965,178
2.38%, 05/15/27	1,252,289	1,201,072,046
5.25%, 11/15/28	16,000	19,463,750

		8,348,518,709

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,790,666,584)		8,348,518,709

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.44%

MONEY MARKET FUNDS — 0.44%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[a,b]	37,151	$37,150,551

		37,150,551

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,150,551)		37,150,551

TOTAL INVESTMENTS IN SECURITIES — 100.25%
(Cost: $8,827,817,135)		8,385,669,260
Other Assets, Less Liabilities — (0.25)%		(21,304,520)

NET ASSETS — 100.00%		$8,364,364,740

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 02/28/18 (000s)	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	73,802	—	(36,651)[b]	37,151	$37,150,551	$357,308	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. government obligations	$—	$8,348,518,709	$—	$8,348,518,709
Money market funds	37,150,551	—	—	37,150,551

Total	$37,150,551	$8,348,518,709	$—	$8,385,669,260

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® 10-20 YEAR TREASURY BOND ETF

February 28, 2018

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 98.36%
U.S. Treasury Note/Bond
2.25%, 02/15/27	$475	$451,630
4.25%, 05/15/39	6,157	7,313,602
4.38%, 02/15/38	29,000	34,890,625
4.38%, 11/15/39	14,124	17,075,695
4.50%, 02/15/36	100,258	121,468,470
4.75%, 02/15/37	1,759	2,205,164
5.00%, 05/15/37	26,056	33,639,721
5.25%, 11/15/28	25,306	30,784,111
5.25%, 02/15/29	43,310	52,863,699
5.38%, 02/15/31	43,173	54,607,099
5.50%, 08/15/28	23,908	29,526,133
6.13%, 08/15/29	44,348	58,263,523
6.25%, 05/15/30	41,797	56,090,711

		499,180,183

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $543,274,565)		499,180,183

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 1.94%

MONEY MARKET FUNDS — 1.94%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[a,b]	9,827	$9,826,580

		9,826,580

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,826,580)		9,826,580

TOTAL INVESTMENTS IN SECURITIES — 100.30%
(Cost: $553,101,145)		509,006,763
Other Assets, Less Liabilities — (0.30)%		(1,516,451)

NET ASSETS — 100.00%		$507,490,312

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 02/28/18 (000s)	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,759	3,068	[b]	—	9,827	$9,826,580	$25,503	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of shares purchased and sold.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. government obligations	$—	$499,180,183	$—	$499,180,183
Money market funds	9,826,580	—	—	9,826,580

Total	$9,826,580	$499,180,183	$—	$509,006,763

See notes to financial statements.

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 20+ YEAR TREASURY BOND ETF

February 28, 2018

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 98.69%
U.S. Treasury Note/Bond
2.50%, 02/15/45	$658,981	$583,403,674
2.50%, 02/15/46	532,734	469,991,643
2.50%, 05/15/46	458,473	404,100,615
2.75%, 08/15/42	228,110	214,209,641
2.75%, 11/15/42	217,533	204,013,757
2.88%, 05/15/43	485,071	464,587,641
2.88%, 08/15/45	370,050	352,747,082
2.88%, 11/15/46	230,936	219,659,924
3.00%, 11/15/44	288,942	282,384,372
3.00%, 05/15/45	29,442	28,760,958
3.00%, 11/15/45	574,853	561,245,149
3.00%, 02/15/47	313,603	305,787,521
3.00%, 05/15/47	219,384	213,813,509
3.13%, 11/15/41	5,363	5,390,653
3.13%, 02/15/43	208,869	209,326,101
3.13%, 08/15/44	455,368	455,545,976
3.38%, 05/15/44	155,732	162,794,794
3.63%, 08/15/43	230,098	250,662,573
3.75%, 08/15/41	7,925	8,799,314
3.75%, 11/15/43	69,067	76,771,843
3.88%, 08/15/40	213,325	241,099,140
4.25%, 05/15/39	85,481	101,538,858
4.25%, 11/15/40	269,983	321,754,230
4.38%, 02/15/38	56,292	67,725,831
4.38%, 11/15/39	90,573	109,500,859

Security	Principal or Shares (000s)	Value
4.38%, 05/15/40	$3,964	$4,798,709
4.50%, 02/15/36	2,631	3,187,015
4.50%, 05/15/38	20,868	25,537,093
4.63%, 02/15/40	213,389	266,727,415
5.00%, 05/15/37	11,545	14,905,743

		6,630,771,633

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $7,295,071,831)		6,630,771,633

SHORT-TERM INVESTMENTS — 1.64%

MONEY MARKET FUNDS — 1.64%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[a,b]	110,138	110,137,644

		110,137,644

TOTAL SHORT-TERM INVESTMENTS
(Cost: $110,137,644)		110,137,644

TOTAL INVESTMENTS IN SECURITIES — 100.33%
(Cost: $7,405,209,475)		6,740,909,277
Other Assets, Less Liabilities — (0.33)%		(22,241,237)

NET ASSETS — 100.00%		$6,718,668,040

[a]	Affiliate of the Fund.
[b]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 02/28/18 (000s)	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	50,337	59,801	[b]	—	110,138	$110,137,644	$577,494	[c]	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® 20+ YEAR TREASURY BOND ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. government obligations	$—	$6,630,771,633	$—	$6,630,771,633
Money market funds	110,137,644	—	—	110,137,644

Total	$110,137,644	$6,630,771,633	$—	$6,740,909,277

See notes to financial statements.

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2018

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$10,150,571,113	$11,366,421,429	$7,261,809,317
Affiliated (Note 2)	734,818,519	60,794,081	44,584,680

Total cost of investments in securities	$10,885,389,632	$11,427,215,510	$7,306,393,997

Investments in securities, at fair value (Note 1):
Unaffiliated	$10,141,301,455	$11,227,713,924	$7,031,747,665
Affiliated (Note 2)	734,818,519	60,794,081	44,584,680
Receivables:
Investment securities sold	—	1,310,047,143	148,657,536
Dividends and interest	17,790,408	42,784,376	29,286,270
Capital shares sold	1,094,814	—	—

Total Assets	10,895,005,196	12,641,339,524	7,254,276,151

LIABILITIES
Payables:
Investment securities purchased	1,387,360,190	1,358,088,874	183,815,596
Capital shares redeemed	—	793,286	—
Investment advisory fees (Note 2)	1,041,762	1,309,467	809,231

Total Liabilities	1,388,401,952	1,360,191,627	184,624,827

NET ASSETS	$9,506,603,244	$11,281,147,897	$7,069,651,324

Net assets consist of:
Paid-in capital	$9,507,330,988	$11,476,713,262	$7,369,283,318
Undistributed net investment income	9,287,214	12,502,554	9,968,021
Accumulated net realized loss	(745,300)	(69,360,414)	(79,538,363)
Net unrealized depreciation	(9,269,658)	(138,707,505)	(230,061,652)

NET ASSETS	$9,506,603,244	$11,281,147,897	$7,069,651,324

Shares outstanding[a]	86,200,000	135,200,000	58,900,000

Net asset value per share	$110.29	$83.44	$120.03

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2018

	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$8,790,666,584	$543,274,565	$7,295,071,831
Affiliated (Note 2)	37,150,551	9,826,580	110,137,644

Total cost of investments in securities	$8,827,817,135	$553,101,145	$7,405,209,475

Investments in securities, at fair value (Note 1):
Unaffiliated	$8,348,518,709	$499,180,183	$6,630,771,633
Affiliated (Note 2)	37,150,551	9,826,580	110,137,644
Receivables:
Investment securities sold	351,171,949	31,108,909	59,517,475
Dividends and interest	33,468,608	2,359,992	33,520,364
Capital shares sold	288,661	—	—

Total Assets	8,770,598,478	542,475,664	6,833,947,116

LIABILITIES
Payables:
Investment securities purchased	405,305,755	34,930,064	110,779,353
Capital shares redeemed	—	—	3,719,096
Investment advisory fees (Note 2)	927,983	55,288	780,627

Total Liabilities	406,233,738	34,985,352	115,279,076

NET ASSETS	$8,364,364,740	$507,490,312	$6,718,668,040

Net assets consist of:
Paid-in capital	$8,957,756,160	$560,877,624	$7,541,053,802
Undistributed net investment income	13,526,408	849,927	15,106,810
Accumulated net realized loss	(164,769,953)	(10,142,857)	(173,192,374)
Net unrealized depreciation	(442,147,875)	(44,094,382)	(664,300,198)

NET ASSETS	$8,364,364,740	$507,490,312	$6,718,668,040

Shares outstanding[a]	81,900,000	3,900,000	56,600,000

Net asset value per share	$102.13	$130.13	$118.70

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2018

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$1,087,774	$559,495	$348,180
Interest — unaffiliated	63,899,862	134,756,903	122,669,559
Securities lending income — affiliated — net (Note 2)	46,248	12,318	828

Total investment income	65,033,884	135,328,716	123,018,567

EXPENSES
Investment advisory fees (Note 2)	9,171,704	16,736,176	10,744,495
Proxy fees	104,344	237,972	145,114

Total expenses	9,276,048	16,974,148	10,889,609

Net investment income	55,757,836	118,354,568	112,128,958

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(554,141)	(61,900,127)	(55,343,520)
In-kind redemptions — unaffiliated	83,413	(1,014,488)	1,639,877

Net realized loss	(470,728)	(62,914,615)	(53,703,643)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(9,451,700)	(89,857,981)	(140,080,012)

Net change in unrealized appreciation/depreciation	(9,451,700)	(89,857,981)	(140,080,012)

Net realized and unrealized loss	(9,922,428)	(152,772,596)	(193,783,655)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,835,408	$(34,418,028)	$(81,654,697)

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2018

	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$357,308	$25,503	$577,410
Interest — unaffiliated	152,899,140	10,487,903	191,146,793
Securities lending income — affiliated — net (Note 2)	—	—	84

Total investment income	153,256,448	10,513,406	191,724,287

EXPENSES
Investment advisory fees (Note 2)	11,448,979	781,278	10,818,563
Proxy fees	169,037	11,475	143,798

Total expenses	11,618,016	792,753	10,962,361

Net investment income	141,638,432	9,720,653	180,761,926

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(81,919,663)	(7,033,943)	(151,350,434)
In-kind redemptions — unaffiliated	17,154,989	(972,726)	118,408,700

Net realized loss	(64,764,674)	(8,006,669)	(32,941,734)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(208,227,814)	(10,345,999)	(116,258,623)

Net change in unrealized appreciation/depreciation	(208,227,814)	(10,345,999)	(116,258,623)

Net realized and unrealized loss	(272,992,488)	(18,352,668)	(149,200,357)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(131,354,056)	$(8,632,015)	$31,561,569

See notes to financial statements.

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Short Treasury Bond ETF		iShares 1-3 Year Treasury Bond ETF
	Year ended February 28, 2018	Year ended February 28, 2017	Year ended February 28, 2018	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$55,757,836	$14,310,268	$118,354,568	$77,850,812
Net realized gain (loss)	(470,728)	789,379	(62,914,615)	10,388,173
Net change in unrealized appreciation/depreciation	(9,451,700)	1,291,731	(89,857,981)	(66,694,933)

Net increase (decrease) in net assets resulting from operations	45,835,408	16,391,378	(34,418,028)	21,544,052

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(48,341,095)	(13,773,221)	(113,449,546)	(77,242,733)

Total distributions to shareholders	(48,341,095)	(13,773,221)	(113,449,546)	(77,242,733)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,910,694,619	2,935,917,825	2,380,872,274	4,525,066,186
Cost of shares redeemed	(849,257,854)	(4,358,138,024)	(2,001,472,739)	(6,295,333,052)

Net increase (decrease) in net assets from capital share transactions	5,061,436,765	(1,422,220,199)	379,399,535	(1,770,266,866)

INCREASE (DECREASE) IN NET ASSETS	5,058,931,078	(1,419,602,042)	231,531,961	(1,825,965,547)

NET ASSETS
Beginning of year	4,447,672,166	5,867,274,208	11,049,615,936	12,875,581,483

End of year	$9,506,603,244	$4,447,672,166	$11,281,147,897	$11,049,615,936

Undistributed net investment income included in net assets at end of year	$9,287,214	$1,870,473	$12,502,554	$7,593,622

SHARES ISSUED AND REDEEMED
Shares sold	53,600,000	26,600,000	28,300,000	53,300,000
Shares redeemed	(7,700,000)	(39,500,000)	(23,800,000)	(74,200,000)

Net increase (decrease) in shares outstanding	45,900,000	(12,900,000)	4,500,000	(20,900,000)

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 3-7 Year Treasury Bond ETF		iShares 7-10 Year Treasury Bond ETF
	Year ended February 28, 2018	Year ended February 28, 2017	Year ended February 28, 2018	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$112,128,958	$79,505,463	$141,638,432	$152,799,486
Net realized gain (loss)	(53,703,643)	42,721,504	(64,764,674)	106,666,896
Net change in unrealized appreciation/depreciation	(140,080,012)	(176,917,099)	(208,227,814)	(484,420,129)

Net decrease in net assets resulting from operations	(81,654,697)	(54,690,132)	(131,354,056)	(224,953,747)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(108,689,655)	(79,453,641)	(138,121,408)	(156,573,678)

Total distributions to shareholders	(108,689,655)	(79,453,641)	(138,121,408)	(156,573,678)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,951,648,983	2,236,760,932	7,094,910,055	3,761,915,658
Cost of shares redeemed	(2,017,503,703)	(2,504,416,945)	(5,541,914,278)	(6,687,480,097)

Net increase (decrease) in net assets from capital share transactions	934,145,280	(267,656,013)	1,552,995,777	(2,925,564,439)

INCREASE (DECREASE) IN NET ASSETS	743,800,928	(401,799,786)	1,283,520,313	(3,307,091,864)

NET ASSETS
Beginning of year	6,325,850,396	6,727,650,182	7,080,844,427	10,387,936,291

End of year	$7,069,651,324	$6,325,850,396	$8,364,364,740	$7,080,844,427

Undistributed net investment income included in net assets at end of year	$9,968,021	$6,528,718	$13,526,408	$10,009,384

SHARES ISSUED AND REDEEMED
Shares sold	23,900,000	17,900,000	67,300,000	34,300,000
Shares redeemed	(16,400,000)	(20,000,000)	(52,400,000)	(61,300,000)

Net increase (decrease) in shares outstanding	7,500,000	(2,100,000)	14,900,000	(27,000,000)

See notes to financial statements.

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 10-20 Year Treasury Bond ETF		iShares 20+ Year Treasury Bond ETF
	Year ended February 28, 2018	Year ended February 28, 2017	Year ended February 28, 2018	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,720,653	$13,302,708	$180,761,926	$175,183,196
Net realized gain (loss)	(8,006,669)	18,906,255	(32,941,734)	400,785,811
Net change in unrealized appreciation/depreciation	(10,345,999)	(49,244,013)	(116,258,623)	(711,940,360)

Net increase (decrease) in net assets resulting from operations	(8,632,015)	(17,035,050)	31,561,569	(135,971,353)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,528,930)	(13,635,481)	(175,880,673)	(182,336,253)

Total distributions to shareholders	(9,528,930)	(13,635,481)	(175,880,673)	(182,336,253)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	312,263,751	672,712,837	17,167,948,610	12,875,544,139
Cost of shares redeemed	(325,775,909)	(979,323,882)	(15,560,277,526)	(16,926,653,648)

Net increase (decrease) in net assets from capital share transactions	(13,512,158)	(306,611,045)	1,607,671,084	(4,051,109,509)

INCREASE (DECREASE) IN NET ASSETS	(31,673,103)	(337,281,576)	1,463,351,980	(4,369,417,115)

NET ASSETS
Beginning of year	539,163,415	876,444,991	5,255,316,060	9,624,733,175

End of year	$507,490,312	$539,163,415	$6,718,668,040	$5,255,316,060

Undistributed net investment income included in net assets at end of year	$849,927	$658,204	$15,106,810	$10,225,557

SHARES ISSUED AND REDEEMED
Shares sold	2,300,000	4,700,000	139,000,000	100,300,000
Shares redeemed	(2,400,000)	(6,900,000)	(125,600,000)	(130,700,000)

Net increase (decrease) in shares outstanding	(100,000)	(2,200,000)	13,400,000	(30,400,000)

See notes to financial statements.

FINANCIAL STATEMENTS	35

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Short Treasury Bond ETF
	Year ended Feb. 28, 2018	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014
Net asset value, beginning of year	$110.36	$110.29	$110.26	$110.23	$110.21

Income from investment operations:
Net investment income[a]	1.01	0.42	0.09	0.00 [b]	0.00 [b]
Net realized and unrealized gain (loss)[c]	(0.22)	0.05	(0.02)	0.03	0.02

Total from investment operations	0.79	0.47	0.07	0.03	0.02

Less distributions from:
Net investment income	(0.86)	(0.40)	(0.04)	(0.00)[b]	(0.00)[b]

Total distributions	(0.86)	(0.40)	(0.04)	(0.00)[b]	(0.00)[b]

Net asset value, end of year	$110.29	$110.36	$110.29	$110.26	$110.23

Total return	0.71%	0.44%	0.07%	0.03%	0.02%

Ratios/Supplemental data:
Net assets, end of year (000s)	$9,506,603	$4,447,672	$5,867,274	$5,435,886	$2,623,515
Ratio of expenses to average net assets	0.15%	0.15%	0.13%	0.08%	0.12%
Ratio of expenses to average net assets prior to waived fees	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	0.91%	0.38%	0.08%	0.00%[d]	0.00%[d]
Portfolio turnover rate[e]	47%	78%	0%	1%	97%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than 0.01%.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year Treasury Bond ETF
	Year ended Feb. 28, 2018	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014
Net asset value, beginning of year	$84.54	$84.93	$84.70	$84.55	$84.46

Income from investment operations:
Net investment income[a]	0.89	0.62	0.49	0.33	0.23
Net realized and unrealized gain (loss)[b]	(1.13)	(0.40)	0.21	0.14	0.08

Total from investment operations	(0.24)	0.22	0.70	0.47	0.31

Less distributions from:
Net investment income	(0.86)	(0.61)	(0.47)	(0.32)	(0.22)

Total distributions	(0.86)	(0.61)	(0.47)	(0.32)	(0.22)

Net asset value, end of year	$83.44	$84.54	$84.93	$84.70	$84.55

Total return	(0.29)%	0.26%	0.83%	0.55%	0.37%

Ratios/Supplemental data:
Net assets, end of year (000s)	$11,281,148	$11,049,616	$12,875,581	$7,817,715	$11,752,875
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.06%	0.73%	0.58%	0.39%	0.27%
Portfolio turnover rate[c]	85%	66%	76%	122%	136%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 3-7 Year Treasury Bond ETF
	Year ended Feb. 28, 2018	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014
Net asset value, beginning of year	$123.07	$125.75	$123.34	$121.64	$123.38

Income from investment operations:
Net investment income[a]	1.93	1.63	1.72	1.61	1.07
Net realized and unrealized gain (loss)[b]	(3.10)	(2.69)	2.40	1.63	(1.84)

Total from investment operations	(1.17)	(1.06)	4.12	3.24	(0.77)

Less distributions from:
Net investment income	(1.87)	(1.62)	(1.71)	(1.54)	(0.97)

Total distributions	(1.87)	(1.62)	(1.71)	(1.54)	(0.97)

Net asset value, end of year	$120.03	$123.07	$125.75	$123.34	$121.64

Total return	(0.98)%	(0.85)%	3.38%	2.68%	(0.62)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,069,651	$6,325,850	$6,727,650	$4,958,114	$6,313,349
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.57%	1.31%	1.39%	1.32%	0.88%
Portfolio turnover rate[c]	66%	45%	41%	58%	57%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 7-10 Year Treasury Bond ETF
	Year ended Feb. 28, 2018	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014
Net asset value, beginning of year	$105.68	$110.51	$107.59	$102.44	$107.09

Income from investment operations:
Net investment income[a]	1.97	1.88	2.00	2.21	1.84
Net realized and unrealized gain (loss)[b]	(3.59)	(4.81)	2.91	5.12	(4.69)

Total from investment operations	(1.62)	(2.93)	4.91	7.33	(2.85)

Less distributions from:
Net investment income	(1.93)	(1.90)	(1.99)	(2.18)	(1.80)

Total distributions	(1.93)	(1.90)	(1.99)	(2.18)	(1.80)

Net asset value, end of year	$102.13	$105.68	$110.51	$107.59	$102.44

Total return	(1.59)%	(2.68)%	4.65%	7.24%	(2.66)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$8,364,365	$7,080,844	$10,387,936	$7,369,931	$4,271,899
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.86%	1.72%	1.87%	2.11%	1.78%
Portfolio turnover rate[c]	46%	77%	56%	142%	116%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 10-20 Year Treasury Bond ETF
	Year ended Feb. 28, 2018	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014
Net asset value, beginning of year	$134.79	$141.36	$137.46	$126.25	$133.49

Income from investment operations:
Net investment income[a]	2.53	2.52	2.85	2.94	2.77
Net realized and unrealized gain (loss)[b]	(4.68)	(6.58)	3.89	11.14	(7.08)

Total from investment operations	(2.15)	(4.06)	6.74	14.08	(4.31)

Less distributions from:
Net investment income	(2.51)	(2.51)	(2.84)	(2.87)	(2.93)

Total distributions	(2.51)	(2.51)	(2.84)	(2.87)	(2.93)

Net asset value, end of year	$130.13	$134.79	$141.36	$137.46	$126.25

Total return	(1.66)%	(2.91)%	5.01%	11.28%	(3.22)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$507,490	$539,163	$876,445	$453,615	$239,870
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.87%	1.79%	2.09%	2.23%	2.16%
Portfolio turnover rate[c]	27%	15%	37%	9%	19%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond ETF
	Year ended Feb. 28, 2018	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014
Net asset value, beginning of year	$121.65	$130.77	$129.37	$108.52	$118.41

Income from investment operations:
Net investment income[a]	3.11	3.06	3.15	3.38	3.29
Net realized and unrealized gain (loss)[b]	(2.98)	(9.06)	1.36	20.84	(9.85)

Total from investment operations	0.13	(6.00)	4.51	24.22	(6.56)

Less distributions from:
Net investment income	(3.08)	(3.12)	(3.11)	(3.37)	(3.33)

Total distributions	(3.08)	(3.12)	(3.11)	(3.37)	(3.33)

Net asset value, end of year	$118.70	$121.65	$130.77	$129.37	$108.52

Total return	0.04%	(4.70)%	3.67%	22.69%	(5.52)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$6,718,668	$5,255,316	$9,624,733	$7,594,272	$3,146,985
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	2.51%	2.34%	2.54%	2.83%	3.00%
Portfolio turnover rate[c]	25%	24%	37%	32%	33%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Short Treasury Bond	Diversified
1-3 Year Treasury Bond	Diversified
3-7 Year Treasury Bond	Diversified
7-10 Year Treasury Bond	Diversified
10-20 Year Treasury Bond	Diversified
20+ Year Treasury Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Continued)

iSHARES® TRUST

determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Short Treasury Bond	$19,644
1-3 Year Treasury Bond	5,280
3-7 Year Treasury Bond	219
20+ Year Treasury Bond	35

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Short Treasury Bond	$5,102,204,677	$—
1-3 Year Treasury Bond	2,343,060,261	4,763,880,473
3-7 Year Treasury Bond	1,633,115,342	2,579,204,112
7-10 Year Treasury Bond	73,056,860	1,879,151,769
10-20 Year Treasury Bond	97,263,383	79,612,314
20+ Year Treasury Bond	—	156,054,441

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2018 were as follows:

	U.S. Government Obligations
iShares ETF	Purchases	Sales
Short Treasury Bond	$1,679,564,891	$299,883,668
1-3 Year Treasury Bond	9,456,966,120	9,581,705,931
3-7 Year Treasury Bond	4,674,348,505	4,670,750,748
7-10 Year Treasury Bond	3,484,893,442	3,452,137,465
10-20 Year Treasury Bond	143,755,696	138,447,965
20+ Year Treasury Bond	1,729,788,548	1,723,156,687

In-kind transactions (see Note 4) for the year ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Short Treasury Bond	$5,762,579,231	$804,968,866
1-3 Year Treasury Bond	2,352,506,364	1,974,242,604
3-7 Year Treasury Bond	2,922,634,458	1,996,229,741
7-10 Year Treasury Bond	7,033,553,857	5,484,713,468
10-20 Year Treasury Bond	307,925,360	320,865,367
20+ Year Treasury Bond	16,903,276,806	15,310,581,135

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors,

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Continued)

iSHARES® TRUST

including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of February 28, 2018, attributable to the expiration of capital loss carryforwards and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated net realized loss
Short Treasury Bond	$78,146	$—	$(78,146)
1-3 Year Treasury Bond	(1,992,512)	3,910	1,988,602
3-7 Year Treasury Bond	(1,419,465)	—	1,419,465
7-10 Year Treasury Bond	4,381,124	—	(4,381,124)
10-20 Year Treasury Bond	(1,453,170)	—	1,453,170
20+ Year Treasury Bond	36,567,350	—	(36,567,350)

The tax character of distributions paid during the years ended February 28, 2018 and February 28, 2017 was as follows:

iShares ETF	2018	2017
Short Treasury Bond
Ordinary income	$48,341,095	$13,773,221

1-3 Year Treasury Bond
Ordinary income	$113,449,546	$77,242,733

3-7 Year Treasury Bond
Ordinary income	$108,689,655	$79,453,641

7-10 Year Treasury Bond
Ordinary income	$138,121,408	$156,573,678

10-20 Year Treasury Bond
Ordinary income	$9,528,930	$13,635,481

20+ Year Treasury Bond
Ordinary income	$175,880,673	$182,336,253

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Short Treasury Bond	$9,287,214	$(695,145)	$(9,319,813)	$(727,744)
1-3 Year Treasury Bond	12,502,554	(66,703,899)	(141,364,020)	(195,565,365)
3-7 Year Treasury Bond	9,968,021	(76,669,257)	(232,930,758)	(299,631,994)
7-10 Year Treasury Bond	13,526,408	(142,786,542)	(464,131,286)	(593,391,420)
10-20 Year Treasury Bond	849,927	(9,122,573)	(45,114,666)	(53,387,312)
20+ Year Treasury Bond	15,106,810	(144,098,686)	(693,393,886)	(822,385,762)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of February 28, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2019	Total
Short Treasury Bond	$695,145	$—	$695,145
1-3 Year Treasury Bond	66,703,899	—	66,703,899
3-7 Year Treasury Bond	76,668,027	1,230	76,669,257
7-10 Year Treasury Bond	142,786,542	—	142,786,542
10-20 Year Treasury Bond	9,066,991	55,582	9,122,573
20+ Year Treasury Bond	144,098,686	—	144,098,686

[a]	Must be utilized prior to losses subject to expiration.

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Treasury Bond	$10,885,439,787	$895,110	$(10,214,923)	$(9,319,813)
1-3 Year Treasury Bond	11,429,872,025	439	(141,364,459)	(141,364,020)
3-7 Year Treasury Bond	7,309,263,103	—	(232,930,758)	(232,930,758)
7-10 Year Treasury Bond	8,849,800,546	7,500	(464,138,786)	(464,131,286)
10-20 Year Treasury Bond	554,121,429	10,656	(45,125,322)	(45,114,666)
20+ Year Treasury Bond	7,434,303,163	—	(693,393,886)	(693,393,886)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	51

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Short Treasury Bond ETF, iShares 1-3 Year Treasury Bond ETF,

iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF,

Shares 10-20 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Short Treasury Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, Shares 10-20 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2018, the related statements of operations for the year ended February 28, 2018, the statements of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2018 and each of the financial highlights for each of the five years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

April 19, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

52	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended February 28, 2018, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest- Related Dividends
Short Treasury Bond	$55,462,113
1-3 Year Treasury Bond	118,259,059
3-7 Year Treasury Bond	112,112,265
7-10 Year Treasury Bond	141,565,980
10-20 Year Treasury Bond	9,718,553
20+ Year Treasury Bond	180,596,852

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2018:

iShares ETF	Federal Obligation Interest
Short Treasury Bond	$55,462,113
1-3 Year Treasury Bond	118,259,059
3-7 Year Treasury Bond	112,112,265
7-10 Year Treasury Bond	141,565,980
10-20 Year Treasury Bond	9,718,553
20+ Year Treasury Bond	180,596,852

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

TAX INFORMATION	53

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Short Treasury Bond	$0.858411	$—	$—	$0.858411	100%	—%	—%	100%
1-3 Year Treasury Bond	0.857112	—	—	0.857112	100	—	—	100
3-7 Year Treasury Bond	1.869857	—	—	1.869857	100	—	—	100
7-10 Year Treasury Bond	1.929187	—	—	1.929187	100	—	—	100
10-20 Year Treasury Bond	2.505158	—	—	2.505158	100	—	—	100
20+ Year Treasury Bond	3.081439	—	—	3.081439	100	—	—	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

54	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (Unaudited) (Continued)

iSHARES® TRUST

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Short Treasury Bond ETF

Period Covered: January 1, 2013 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	1,087	86.34
At NAV	158	12.55
Less than 0.0% and Greater than –0.5%	13	1.03

	1,259	100.00%

iShares 1-3 Year Treasury Bond ETF

Period Covered: January 1, 2013 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	967	76.81%
At NAV	202	16.04
Less than 0.0% and Greater than –0.5%	90	7.15

	1,259	100.00%

iShares 3-7 Year Treasury Bond ETF

Period Covered: January 1, 2013 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	884	70.21
At NAV	131	10.41
Less than 0.0% and Greater than –0.5%	243	19.30

	1,259	100.00%

SUPPLEMENTAL INFORMATION	55

Supplemental Information  (Unaudited) (Continued)

iSHARES® TRUST

iShares 7-10 Year Treasury Bond ETF

Period Covered: January 1, 2013 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 0.5% and Less than 1.0%	2	0.16%

Greater than 0.0% and Less than 0.5%	804	63.86
At NAV	84	6.67

Less than 0.0% and Greater than –0.5%	369	29.31

	1,259	100.00%

iShares 10-20 Year Treasury Bond ETF

Period Covered: January 1, 2013 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 1.0%	1	0.08%

Greater than 0.5% and Less than 1.0%	1	0.08

Greater than 0.0% and Less than 0.5%	769	60.08
At NAV	63	5.00

Less than 0.0% and Greater than –0.5%	424	33.68

Less than –0.5% and Greater than –1.0%	1	0.08

	1,259	100.00%

iShares 20+ Year Treasury Bond ETF

Period Covered: January 1, 2013 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days

Greater than 0.5% and Less than 1.0%	8	0.64%

Greater than 0.0% and Less than 0.5%	713	56.63
At NAV	52	4.13

Less than 0.0% and Greater than –0.5%	475	37.73

Less than –0.5% and Greater than –1.0%	11	0.89

	1,259	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the AIFMD if such managers market a fund to EU investors.

BFA has registered the the iShares 7-10 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF (each a “Fund”, collectively the “Funds”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

56	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (Unaudited) (Continued)

iSHARES® TRUST

Report on Remuneration

BFA is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares 7-10 Year Treasury Bond ETF in respect of BFA’s financial year ending December 31, 2017 was USD 732.37 thousand. This figure is comprised of

SUPPLEMENTAL INFORMATION	57

Supplemental Information  (Unaudited) (Continued)

iSHARES® TRUST

fixed remuneration of USD 291.91 thousand and variable remuneration of USD 440.46 thousand. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares 7-10 Year Treasury Bond ETF in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 102.46 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 19.09 thousand.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares 20+ Year Treasury Bond ETF in respect of BFA’s financial year ending December 31, 2017 was USD 673.37 thousand. This figure is comprised of fixed remuneration of USD 268.4 thousand and variable remuneration of USD 404.98 thousand. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares 20+ Year Treasury Bond ETF in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 94.2 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 17.55 thousand.

58	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 347 funds (as of February 28, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	59

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

60	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford

University Graduate School of

Business (2001-2017); Professor of

Law (by courtesy), Stanford Law

School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	61

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

62	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	63

Notes:

64	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	65

Notes:

66	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Interactive Data Pricing and Reference Data LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-201-0218

FEBRUARY 28, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares California Muni Bond ETF | CMF | NYSE Arca
➢	iShares National Muni Bond ETF | MUB | NYSE Arca
➢	iShares Short-Term National Muni Bond ETF | SUB | NYSE Arca
➢	iShares New York Muni Bond ETF | NYF | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. MUNICIPAL BOND MARKET OVERVIEW

Performance in the municipal bond market was positive overall during the 12 months ended February 28, 2018 (“reporting period”). The S&P National AMT-Free Municipal Bond Index returned 2.45% for the reporting period, compared with the 0.51% return of the Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance.

The U.S. economy strengthened during the reporting period; the final nine months of 2017 were the strongest three consecutive quarters of economic growth in more than 12 years. Key economic drivers included an increase in manufacturing activity and the lowest unemployment rate since December 2000. Despite an improving economy, the annual inflation rate remained near the 2% level targeted by the U.S. Federal Reserve Bank (“Fed”). However, signs of increasing consumer inflation emerged late in the reporting period, including a sharp rise in energy prices and higher prices at the producer level. Inflation is typically measured in terms of both final (consumer) and intermediate (producer) goods; the Fed targets inflation in final goods.

In this environment, the Fed raised its short-term interest rate target three times during the reporting period to its highest level since October 2008. The Fed also began to reduce the amount of U.S. Treasury bonds and mortgage-backed securities on its balance sheet in October 2017. The interest rate increases and balance sheet reduction were part of the Fed’s plan to gradually reverse substantial economic stimulus measures, implemented in response to the 2008 credit crisis, and re-establish more normal monetary policy conditions.

Municipal bonds rallied during the first half of the reporting period as strong investor demand led to lower municipal bond yields and higher municipal bond prices. In particular, investors sought out the higher yields of lower-quality municipal securities, which outperformed higher-quality municipal bonds for the reporting period.

In the latter half of the reporting period, municipal bond market conditions grew increasingly volatile, in part due to a stronger economy, signs of rising inflation, and the Fed’s interest rate increases, which drove yields higher across all segments of the U.S. bond market.

But the most significant source of volatility was concern about the potential impact of federal tax reform legislation, passed in December 2017, which dampened bond market returns due to rising inflation expectations. In addition, several components of the legislation affected municipal bonds. For example, the legislation eliminated the tax exemption for “advanced refunding” municipal bonds, which are issued by municipalities when prevailing interest rates are low to refinance existing bonds prior to maturity. In response, state and local governments rushed to issue advanced refunding municipal bonds in late 2017 before the law took effect at the beginning of 2018. The sharp increase in issuance drove municipal bond yields higher late in the reporting period.

The steep reduction in corporate tax rates led to concerns about decreased demand for municipal bonds from insurance companies and banks, which make up nearly a quarter of the investor base for tax-advantaged municipal bonds.

For the reporting period, intermediate- and long-term bonds posted the best returns as their yields were largely unchanged. In contrast, returns for short-term municipal bonds were modestly positive as short-term yields rose, reflecting the Fed interest rate increases.

Among individual states, California municipal bonds performed in line with the broader municipal bond market, while New York municipal bonds underperformed. The state of California continued to generate a budget surplus, which allowed the state to expand its “rainy day” reserve fund. In contrast, New York faced a continued budget deficit that was exacerbated by lower-than-expected tax revenues.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CALIFORNIA MUNI BOND ETF

Performance as of February 28, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.21%	2.56%	2.48%	2.21%	2.56%	2.48%
5 Years	2.57%	2.51%	2.79%	13.55%	13.21%	14.77%
10 Years	4.75%	4.63%	4.96%	59.10%	57.26%	62.24%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$986.60	$1.23	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

The iShares California Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of California, as represented by the S&P California AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2018, the total return for the Fund was 2.21%, net of fees, while the total return for the Index was 2.48%.

ALLOCATION BY CREDIT QUALITY

As of 2/28/18

S&P Credit Rating [1]	Percentage of Total Investments [2]

A-1	1.72%
A-1+	0.21
AAA	9.66
AA+	14.66
AA	21.79
AA-	38.48
A+	5.98
A	0.46
A-	0.22
BBB+	0.25
BBB	0.80
BBB-	0.59
Not Rated	5.18

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments [2]

State of California GO, 5.00%, 07/01/20	0.95%
Metropolitan Water District of Southern California RB, 0.94%, 07/01/35	0.78
Los Angeles Community College District/CA GO, 5.00%, 08/01/30	0.72
State of California GO, 6.00%, 04/01/38	0.72
State of California GO, 5.00%, 07/01/18	0.69

TOTAL	3.86%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® NATIONAL MUNI BOND ETF

Performance as of February 28, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.04%	2.12%	2.45%	2.04%	2.12%	2.45%
5 Years	2.02%	1.95%	2.26%	10.53%	10.11%	11.83%
10 Years	4.25%	4.21%	4.53%	51.65%	51.11%	55.70%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$985.70	$1.23	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NATIONAL MUNI BOND ETF

The iShares National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds, as represented by the S&P National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2018, the total return for the Fund was 2.04%, net of fees, while the total return for the Index was 2.45%.

ALLOCATION BY CREDIT QUALITY

As of 2/28/18

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	23.94%
AA+	13.89
AA	19.21
AA-	18.18
A+	9.06
A	3.66
A-	1.86
BBB+	3.49
BBB	0.25
BBB-	1.82
BB+	0.10
Not Rated	4.54

TOTAL	100.00%

TEN LARGEST STATES

As of 2/28/18

State	Percentage of Total Investments [2]

California	22.75%
New York	22.17
Texas	8.60
Massachusetts	5.22
New Jersey	4.84
Illinois	3.71
Florida	3.28
Pennsylvania	3.25
Washington	2.85
Maryland	2.37

TOTAL	79.04%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

Performance as of February 28, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.16%	0.15%	0.56%	0.16%	0.15%	0.56%
5 Years	0.51%	0.46%	0.82%	2.58%	2.32%	4.16%
Since Inception	1.49%	1.48%	1.80%	14.73%	14.66%	18.10%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/5/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$992.70	$1.24	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

The iShares Short-Term National Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years, as represented by the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2018, the total return for the Fund was 0.16%, net of fees, while the total return for the Index was 0.56%.

ALLOCATION BY CREDIT QUALITY

As of 2/28/18

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	30.20%
AA+	12.94
AA	22.00
AA-	14.62
A+	6.54
A	2.15
A-	2.60
BBB+	3.43
BBB-	2.42
Not Rated	3.10

TOTAL	100.00%

TEN LARGEST STATES

As of 2/28/18

State	Percentage of Total Investments [2]

California	18.88%
New York	16.19
Massachusetts	6.88
Texas	6.64
New Jersey	4.99
Maryland	4.78
Georgia	3.99
Pennsylvania	3.72
North Carolina	3.54
Illinois	3.39

TOTAL	73.00%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® NEW YORK MUNI BOND ETF

Performance as of February 28, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.79%	1.87%	2.01%	1.79%	1.87%	2.01%
5 Years	2.20%	2.12%	2.45%	11.52%	11.07%	12.85%
10 Years	4.26%	4.11%	4.59%	51.75%	49.63%	56.71%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$985.00	$1.23	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® NEW YORK MUNI BOND ETF

The iShares New York Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of New York, as represented by the S&P New York AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2018, the total return for the Fund was 1.79%, net of fees, while the total return for the Index was 2.01%.

ALLOCATION BY CREDIT QUALITY

As of 2/28/18

S&P Credit Rating [1]	Percentage of Total Investments [2]

A-1	0.33%
A-1+	0.03
AAA	39.30
AA+	9.78
AA	16.16
AA-	19.35
A+	3.56
A	1.21
A-	5.78
BBB	0.42
Not Rated	4.08

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 2/28/18

Security	Percentage of Total Investments [2]

New York State Thruway Authority RB, 5.00%, 05/01/19	1.50%
New York State Thruway Authority RB, 5.25%, 01/01/56	0.84
Triborough Bridge & Tunnel Authority RB, 5.00%, 11/15/37	0.81
Utility Debt Securitization Authority RB, 5.00%, 12/15/41	0.77
City of New York NY GO, 5.00%, 08/01/31	0.76

TOTAL	4.68%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 99.72%

CALIFORNIA — 99.72%
Acalanes Union High School District GO
Series A
0.00%, 08/01/39	(Call 08/01/29)[a]	$200	$181,438
Series B
0.00%, 08/01/46	(PR 08/01/21)[a]	2,580	402,686
Alameda Corridor Transportation Authority RB
Series B
5.00%, 10/01/35	(Call 10/01/26)	2,000	2,234,800
5.00%, 10/01/36	(Call 10/01/26)	600	678,060
Alameda County Transportation Commission RB
4.00%, 03/01/22		535	581,711
Allan Hancock Joint Community College District/CA GO
Series C
0.00%, 08/01/47	(Call 08/01/40)[a]	1,000	618,590
Alvord Unified School District GO
Series B
0.00%, 08/01/43	(AGM)[a]	2,500	877,125
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/35	(PR 10/01/21)	210	233,972
5.00%, 10/01/35	(Call 10/01/21)	290	318,858
5.00%, 10/01/41	(PR 10/01/21)	425	473,514
5.00%, 10/01/41	(Call 10/01/21)	575	628,682
Bay Area Toll Authority RB
1.38%, 04/01/53	(Put 04/01/20)[b]	1,300	1,292,980
2.00%, 04/01/53	(Put 04/01/24)[b]	1,500	1,462,065
2.10%, 04/01/45	(Put 10/01/22)[b]	1,050	1,051,438
2.13%, 04/01/53	(Put 04/01/25)[b]	1,200	1,165,620
2.85%, 04/01/47	(Put 04/01/25)[b]	750	769,965
2.95%, 04/01/47	(Put 04/01/26)[b]	750	766,905
4.00%, 04/01/29	(Call 04/01/27)	500	551,180
4.00%, 04/01/33	(Call 04/01/27)	1,200	1,284,888
4.00%, 04/01/37	(Call 04/01/27)	2,000	2,107,420
4.00%, 04/01/47	(Call 04/01/27)	2,000	2,075,600
4.00%, 04/01/49	(Call 04/01/27)	500	517,325
5.00%, 04/01/28		400	490,612

Security		Principal (000s)	Value
Series C
1.88%, 04/01/47	(Put 04/01/19)[b]	$2,875	$2,882,676
Series E
2.00%, 04/01/34	(Put 04/01/21)[b]	1,000	1,003,510
Series F-1
4.00%, 04/01/18		1,685	1,688,758
5.00%, 04/01/21		205	225,933
5.00%, 04/01/25	(PR 04/01/19)	380	394,907
5.00%, 04/01/27	(Call 04/01/22)	1,000	1,124,500
5.00%, 04/01/28	(PR 04/01/19)	375	389,711
5.00%, 04/01/28	(Call 04/01/22)	1,200	1,345,380
5.00%, 04/01/31	(Call 04/01/22)	1,350	1,506,789
5.00%, 04/01/34	(PR 04/01/19)	1,695	1,761,495
5.00%, 04/01/39	(PR 04/01/18)	2,150	2,156,751
5.00%, 04/01/54	(Call 04/01/24)	3,150	3,481,128
5.00%, 04/01/56	(Call 04/01/27)	1,405	1,573,502
5.13%, 04/01/39	(PR 04/01/19)	1,000	1,040,570
5.13%, 04/01/47	(PR 04/01/18)	225	225,731
5.25%, 04/01/24	(PR 04/01/19)	1,140	1,187,766
5.25%, 04/01/27	(PR 04/01/19)	120	125,028
5.50%, 04/01/43	(PR 04/01/18)	1,620	1,625,751
5.63%, 04/01/44	(PR 04/01/19)	500	522,955
Series F-2
4.00%, 04/01/20		500	526,245
Series S-2
5.00%, 10/01/42	(PR 10/01/20)	695	756,521
Series S-4
5.00%, 04/01/32	(PR 04/01/23)	500	574,200
5.00%, 04/01/38	(PR 04/01/23)	545	625,878
5.00%, 04/01/43	(PR 04/01/23)	1,750	2,009,700
5.25%, 04/01/48	(PR 04/01/23)	250	290,110
5.25%, 04/01/53	(PR 04/01/23)	1,000	1,160,440
Series S-6
5.00%, 10/01/54	(Call 10/01/24)	2,835	3,146,226
Bay Area Water Supply & Conservation Agency RB
Series A
5.00%, 10/01/34	(Call 04/01/23)	350	395,420
California Educational Facilities Authority RB
5.00%, 04/01/45	(Call 04/01/25)	1,000	1,108,595
5.00%, 10/01/49	(Call 04/01/26)	250	282,953
5.25%, 04/01/40		175	227,556

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series T-1
5.00%, 03/15/39		$220	$276,401
Series U-3
5.00%, 06/01/43		1,640	2,095,248
Series U-5
5.00%, 05/01/21		1,380	1,525,521
Series U-6
5.00%, 05/01/45		2,010	2,585,684
Series U-7
5.00%, 06/01/46		2,150	2,775,908
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/20		500	543,850
5.00%, 10/01/21		1,000	1,115,370
5.00%, 10/01/22		800	911,064
5.00%, 07/01/23	(ETM) (AGM)	250	288,695
5.00%, 10/01/28	(Call 04/01/28)	500	609,610
5.00%, 07/01/29	(PR 01/01/28) (FGIC)	810	987,665
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	1,370	1,682,922
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	740	909,023
5.00%, 05/15/42	(Call 05/15/28)	1,000	1,156,530
Series A
4.00%, 10/01/45	(Call 10/01/26)	500	521,020
5.00%, 10/01/41	(Call 10/01/26)	700	806,918
California Municipal Finance Authority RB
5.00%, 06/01/42	(Call 06/01/27)	500	574,545
5.00%, 01/01/48	(Call 01/01/28)	1,000	1,157,150
Series A
1.09%, 08/01/28	(Put 03/01/18)[b]	500	500,000
California State Public Works Board RB
6.00%, 11/01/34	(PR 11/01/19)	360	386,636
Series A
5.00%, 12/01/19	(AMBAC)	140	145,754
5.00%, 04/01/20		350	374,847
5.00%, 04/01/24	(Call 04/01/22)	1,000	1,121,570
5.00%, 04/01/26	(Call 04/01/22)	225	251,226
5.00%, 09/01/26	(Call 09/01/24)	1,250	1,446,887

Security		Principal (000s)	Value
5.00%, 09/01/29	(Call 09/01/24)	$300	$342,981
5.00%, 04/01/30	(Call 04/01/22)	1,500	1,663,035
5.00%, 04/01/32	(Call 04/01/22)	405	447,351
5.00%, 09/01/32	(Call 09/01/24)	1,000	1,133,670
5.00%, 04/01/34	(Call 04/01/22)	510	561,867
5.00%, 09/01/34	(Call 09/01/24)	1,000	1,126,700
5.00%, 04/01/37	(Call 04/01/22)	1,000	1,101,700
5.00%, 03/01/38	(Call 03/01/23)	695	769,261
5.00%, 09/01/39	(Call 09/01/24)	500	558,945
Series A-1
5.75%, 03/01/30	(PR 03/01/20)	375	406,553
Series B
5.00%, 10/01/39	(Call 10/01/24)	2,000	2,238,480
Series C
4.00%, 10/01/20		270	286,527
Series D
5.00%, 06/01/27	(Call 06/01/23)	340	385,662
5.00%, 12/01/27	(Call 12/01/21)	975	1,078,945
5.00%, 12/01/31	(Call 12/01/21)	1,000	1,099,390
Series E
5.00%, 09/01/20		2,665	2,888,673
5.00%, 10/01/26		1,000	1,191,120
5.00%, 06/01/28	(Call 06/01/23)	895	1,012,827
5.00%, 04/01/34	(PR 04/01/19)	370	384,312
Series F
5.00%, 05/01/18		300	301,860
5.00%, 05/01/19		500	521,055
5.00%, 09/01/20		375	406,474
5.00%, 05/01/23		3,595	4,119,654
5.00%, 05/01/26	(Call 05/01/25)	1,125	1,312,402
5.00%, 05/01/28	(Call 05/01/25)	350	404,569
Series G
5.00%, 01/01/21		1,360	1,484,277
5.00%, 12/01/31	(PR 12/01/21)	500	560,225
5.00%, 11/01/37	(Call 11/01/22)	1,000	1,114,980
Series G-1
5.00%, 10/01/21	(PR 10/01/19)	100	105,575
5.13%, 10/01/22	(PR 10/01/19)	275	290,865
5.25%, 10/01/23	(PR 10/01/19)	105	111,262
Series I
5.00%, 11/01/23		475	549,556
5.00%, 11/01/38	(Call 11/01/23)	2,000	2,240,020

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series I-1
6.13%, 11/01/29	(PR 11/01/19)	$780	$839,982
California State University RB
Series A
4.00%, 11/01/28	(Call 11/01/22)	180	193,869
4.00%, 11/01/35	(Call 05/01/26)	670	703,299
4.00%, 11/01/37	(Call 05/01/26)	455	475,625
4.00%, 11/01/38	(Call 05/01/26)	210	219,213
4.00%, 11/01/45	(Call 05/01/26)	785	810,944
5.00%, 11/01/23		1,000	1,163,940
5.00%, 11/01/24	(Call 11/01/21)	750	835,275
5.00%, 11/01/27	(Call 11/01/24)	400	469,060
5.00%, 11/01/27	(Call 11/01/22)	1,000	1,133,410
5.00%, 11/01/29	(Call 05/01/26)	1,000	1,185,170
5.00%, 11/01/29	(Call 11/01/24)	200	233,450
5.00%, 11/01/30	(Call 11/01/25)	1,000	1,173,350
5.00%, 11/01/30	(Call 05/01/27)	520	622,097
5.00%, 11/01/31	(Call 05/01/27)	500	595,025
5.00%, 11/01/32	(Call 05/01/26)	2,490	2,916,960
5.00%, 11/01/33	(Call 11/01/24)	1,000	1,155,870
5.00%, 11/01/33	(Call 11/01/25)	500	581,370
5.00%, 11/01/33	(PR 05/01/18) (AGM)	960	966,077
5.00%, 11/01/33	(Call 05/01/18) (AGM)	25	25,159
5.00%, 11/01/35	(Call 11/01/25)	1,325	1,532,667
5.00%, 11/01/35	(Call 05/01/27)	450	523,976
5.00%, 11/01/37	(Call 11/01/21)	2,410	2,648,903
5.00%, 11/01/37	(Call 11/01/22)	325	362,671
5.00%, 11/01/37	(Call 05/01/27)	1,555	1,798,451
5.00%, 11/01/39	(Call 11/01/24)	500	570,015
5.00%, 11/01/39	(PR 05/01/18) (AGM)	845	850,349
5.00%, 11/01/39	(Call 05/01/18) (AGM)	10	10,062
5.00%, 11/01/44	(Call 11/01/24)	1,290	1,454,694
5.00%, 11/01/45	(Call 05/01/26)	2,260	2,569,281
5.00%, 11/01/47	(Call 11/01/25)	1,200	1,363,188
5.00%, 11/01/47	(Call 05/01/27)	1,900	2,156,766
5.25%, 11/01/34	(PR 05/01/19)	250	261,248
Series B-2
4.00%, 11/01/49	(Put 11/01/21)[b]	200	213,916
Series B-3
4.00%, 11/01/51	(Put 11/01/23)[b]	200	218,294

Security		Principal (000s)	Value
California Statewide Communities Development Authority RB
5.00%, 05/15/40	(Call 05/15/26)	$250	$277,278
Centinela Valley Union High School District GO
Series B
4.00%, 08/01/50	(Call 08/01/26)	300	307,539
Cerritos Community College District GO
Series A
4.00%, 08/01/44	(Call 08/01/24)	250	256,540
5.00%, 08/01/39	(Call 08/01/24)	500	566,670
Chabot-Las Positas Community College District GO
4.00%, 08/01/33	(Call 08/01/26)	1,000	1,060,100
4.00%, 08/01/34	(Call 08/01/26)	1,000	1,056,310
5.00%, 08/01/31	(Call 08/01/23)	300	340,842
Series A
4.00%, 08/01/19		1,000	1,037,700
4.00%, 08/01/20		500	530,010
4.00%, 08/01/47	(Call 08/01/27)	1,000	1,027,650
Chaffey Joint Union High School District GO
Series B
4.00%, 08/01/44	(Call 02/01/25)	500	515,535
City & County of San Francisco CA COP
Series A
5.00%, 04/01/29	(Call 04/01/19)	400	414,768
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/18		500	505,455
5.00%, 06/15/19		395	413,522
5.00%, 06/15/20		500	539,995
5.00%, 06/15/21		400	443,628
5.00%, 06/15/26	(Call 06/15/23)	500	574,875
City of Long Beach CA Harbor Revenue RB
Series C
4.00%, 11/15/18		150	152,907
5.00%, 11/15/18		2,420	2,483,767
5.00%, 05/15/47	(Call 05/15/27)	1,000	1,144,180

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
City of Los Angeles CA GO
Series B
5.00%, 09/01/19		$630	$663,875
5.00%, 09/01/20		2,810	3,052,334
City of Los Angeles CA Wastewater System Revenue RB
Series A
4.00%, 06/01/42	(Call 06/01/27)	500	522,805
5.00%, 06/01/19		910	951,041
5.00%, 06/01/20		725	781,854
5.00%, 06/01/35	(Call 06/01/23)	2,450	2,767,373
5.00%, 06/01/43	(Call 06/01/23)	500	556,670
Series B
5.00%, 06/01/22		250	282,893
5.00%, 06/01/23		435	502,264
5.00%, 06/01/30	(Call 06/01/22)	170	190,147
5.00%, 06/01/32	(Call 06/01/22)	500	557,960
Series C
5.00%, 06/01/45	(Call 06/01/25)	1,915	2,174,731
City of Los Angeles Department of Airports RB
Series A
5.00%, 05/15/26	(Call 05/15/20)	500	535,850
5.00%, 05/15/27	(Call 05/15/20)	245	262,513
5.00%, 05/15/28	(Call 05/15/20)	800	857,000
5.00%, 05/15/32	(Call 05/15/20)	1,490	1,595,164
5.00%, 05/15/40	(Call 05/15/20)	2,490	2,662,930
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	554,620
5.00%, 05/15/42	(Call 05/15/27)	1,500	1,713,690
Series C
5.00%, 05/15/38	(Call 05/15/25)	1,750	1,969,100
Series D
5.00%, 05/15/40	(Call 05/15/20)	1,450	1,550,702
City of Sacramento CA Water Revenue RB
5.00%, 09/01/42	(Call 09/01/23)	380	426,641
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/39	(Call 05/01/22)	415	425,387
5.00%, 11/01/22		1,500	1,714,485
5.00%, 11/01/25	(Call 05/01/25)	200	236,778

Security		Principal (000s)	Value
5.00%, 11/01/27	(Call 11/01/26)	$500	$602,865
5.00%, 11/01/29	(Call 11/01/26)	1,000	1,193,630
5.00%, 11/01/32	(Call 05/01/25)	1,000	1,153,800
5.00%, 11/01/32	(PR 05/01/22)	1,525	1,721,191
5.00%, 11/01/34	(Call 11/01/26)	1,695	1,984,320
5.00%, 11/01/36	(Call 05/01/25)	800	909,600
Series A
4.00%, 11/01/39	(Call 11/01/26)	1,000	1,043,140
4.00%, 11/01/41	(Call 05/01/22)	720	735,775
5.00%, 11/01/30	(PR 11/01/21)	500	559,115
5.00%, 11/01/33	(PR 05/01/22)	1,000	1,128,650
5.00%, 11/01/37	(Call 11/01/21)	1,000	1,106,200
5.00%, 11/01/41	(Call 11/01/21)	700	767,837
5.00%, 11/01/43	(Call 05/01/22)	1,105	1,218,163
Series D
5.00%, 11/01/33	(Call 11/01/27)	1,000	1,191,640
Series F
5.00%, 11/01/25	(PR 11/01/20)	1,175	1,281,972
City of Vernon CA Electric System Revenue RB
Series A
5.13%, 08/01/21	(PR 08/01/19)	105	109,277
5.13%, 08/01/21	(Call 08/01/19)	250	261,728
Clovis Unified School District GO
Series D
4.00%, 08/01/40	(Call 08/01/25)	250	257,435
Coast Community College District GO
0.00%, 08/01/34	(Call 08/01/25)[a]	500	262,835
5.00%, 08/01/29	(Call 08/01/25)	500	582,630
5.00%, 08/01/31	(Call 08/01/25)	500	578,610
Series A
4.00%, 08/01/38	(Call 08/01/23)	500	517,715
5.00%, 08/01/38	(Call 08/01/23)	860	964,972
Series B
0.00%, 08/01/27	(AGM)[a]	135	102,188
Series D
4.00%, 08/01/42	(Call 08/01/27)	500	521,115
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	2,275	2,553,915
Series A
4.00%, 08/01/39	(Call 08/01/24)	250	258,283

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
County of Orange CA Airport Revenue RB
Series B
5.00%, 07/01/28	(Call 07/01/19)	$125	$130,554
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40	(Call 07/01/20)	250	266,635
Series A
5.00%, 07/01/41	(Call 07/01/26)	1,000	1,130,670
Series C
6.00%, 07/01/41	(PR 07/01/18)	500	507,850
County of Santa Clara CA GO
4.00%, 08/01/39	(Call 08/01/22)	250	258,270
Series A
5.00%, 08/01/34	(PR 08/01/19)	1,425	1,494,711
Cucamonga Valley Water District RB
Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	250	279,530
Desert Community College District GO
4.00%, 08/01/39	(Call 08/01/27)	500	521,935
5.00%, 08/01/37	(Call 02/01/26)	1,000	1,150,580
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B
5.00%, 06/01/24		575	676,924
Series A
4.00%, 06/01/45	(Call 06/01/27)	840	874,927
5.00%, 06/01/28	(PR 06/01/20)	500	538,980
5.00%, 06/01/29	(Call 06/01/25)	300	353,118
5.00%, 06/01/32	(Call 06/01/25)	1,500	1,752,525
5.00%, 06/01/35	(Call 06/01/25)	500	579,855
5.00%, 06/01/42	(Call 06/01/27)	250	290,105
5.00%, 06/01/45	(Call 06/01/27)	2,500	2,894,475
Series B
5.00%, 06/01/19		350	365,785
5.00%, 06/01/20		535	577,452
5.00%, 06/01/21		350	388,087
5.00%, 06/01/23		1,435	1,660,008
5.00%, 06/01/33	(Call 06/01/27)	1,000	1,181,680
Eastern Municipal Water District COP
Series H
5.00%, 07/01/24	(PR 07/01/18)	190	192,390

Security		Principal (000s)	Value
5.00%, 07/01/33	(PR 07/01/18)	$330	$334,151
5.00%, 07/01/35	(PR 07/01/18)	1,580	1,599,876
Eastern Municipal Water District Financing Authority RB
Series D
5.00%, 07/01/47	(Call 07/01/27)	1,000	1,146,770
El Camino Community College District GO
Series 2012-A
4.00%, 08/01/45	(Call 08/01/26)	500	518,070
Series C
0.00%, 08/01/32[a]		700	429,359
0.00%, 08/01/33[a]		125	73,444
0.00%, 08/01/34[a]		2,050	1,150,562
El Dorado Irrigation District/El Dorado County Water Agency RB
Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	250	282,083
Escondido Union High School District GO
0.00%, 08/01/37	(AGC)[a]	190	90,622
Series C
0.00%, 08/01/46[a]		985	296,761
0.00%, 08/01/51[a]		1,155	279,233
Foothill-De Anza Community College District GO
4.00%, 08/01/40	(Call 08/01/26)	1,960	2,054,158
Series C
5.00%, 08/01/36	(PR 08/01/21)	370	411,107
5.00%, 08/01/40	(PR 08/01/21)	1,190	1,322,209
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/01/30	(ETM) (RADIAN-IBCC, AGM-CR)[a]	320	225,248
0.00%, 01/15/35	(AGM)[a]	300	149,292
Series A
0.00%, 01/01/19	(ETM)[a]	565	558,582
0.00%, 01/01/20	(ETM)[a]	1,100	1,068,177
0.00%, 01/01/23	(ETM)[a]	225	203,015
0.00%, 01/01/25	(ETM)[a]	880	746,161
0.00%, 01/01/26	(ETM)[a]	540	443,156
0.00%, 01/01/28	(ETM)[a]	440	336,719

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
0.00%, 01/01/29	(ETM)[a]	$500	$364,880
6.00%, 01/15/49	(Call 01/15/24)	360	420,667
6.00%, 01/15/53	(Call 01/15/24)	2,145	2,501,435
Series B-1
3.95%, 01/15/53	(Call 07/15/27)	1,200	1,173,696
Fremont Union High School District GO
4.00%, 08/01/40	(Call 08/01/24)	1,950	2,023,710
Fresno Unified School District GO
Series G
0.00%, 08/01/41	(Call 08/01/21)[a]	500	117,080
Glendale Unified School District/CA GO
Series B
4.00%, 09/01/41	(Call 09/01/25)	350	362,387
Grossmont Union High School District GO
5.00%, 08/01/33	(PR 08/01/18)	430	436,773
Hayward Area Recreation & Park District GO
Series A
4.00%, 08/01/46	(Call 08/01/27)	1,000	1,038,970
Imperial Irrigation District Electric System Revenue RB
Series A
5.00%, 11/01/33	(PR 11/01/18)	685	702,289
Series B-1
5.00%, 11/01/46	(Call 11/01/26)	500	561,575
Irvine Ranch Water District SA
5.25%, 02/01/46	(Call 08/01/26)	1,000	1,175,130
Long Beach Community College District GO
Series B
0.00%, 08/01/49	(Call 08/01/42)[a]	250	154,638
5.00%, 08/01/39	(PR 08/01/22)	1,100	1,249,193
Long Beach Unified School District GO
Series A
5.00%, 08/01/20		500	541,825
Series D-1
0.00%, 08/01/39	(Call 02/01/25)[a]	200	81,844
Los Angeles Community College District/CA GO
4.00%, 08/01/37	(Call 08/01/26)	500	523,275

Security		Principal (000s)	Value
5.00%, 08/01/38	(Call 08/01/26)	$1,325	$1,520,729
Series A
4.00%, 08/01/32	(Call 08/01/24)	1,100	1,168,343
5.00%, 08/01/20		500	541,950
5.00%, 08/01/23		735	851,277
5.00%, 08/01/29	(Call 08/01/24)	3,060	3,553,976
5.00%, 08/01/30	(Call 08/01/24)	5,500	6,370,100
5.00%, 08/01/31	(Call 08/01/24)	2,000	2,309,940
6.00%, 08/01/33	(PR 08/01/19)	3,705	3,943,269
Series C
5.00%, 08/01/22		120	136,386
5.00%, 08/01/25		260	310,528
5.00%, 06/01/26		500	602,955
5.25%, 08/01/39	(PR 08/01/20)	1,270	1,383,424
Series E-1
5.00%, 08/01/33	(PR 08/01/18)	385	391,064
Series F-1
5.00%, 08/01/33	(PR 08/01/18)	1,000	1,015,750
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/20	(PR 08/15/18)	120	122,069
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/18		35	35,444
5.00%, 07/01/19		245	256,949
5.00%, 07/01/20		2,670	2,887,658
5.00%, 07/01/21		200	222,034
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	202,436
5.00%, 06/01/32	(Call 06/01/26)	1,000	1,179,520
5.00%, 07/01/32	(Call 07/01/23)	295	334,734
5.00%, 07/01/40	(Call 07/01/27)	2,000	2,319,820
5.00%, 07/01/42	(Call 07/01/27)	2,000	2,309,280
Series B
5.00%, 07/01/18		445	450,643
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37	(Call 08/01/22)	170	176,334
5.00%, 08/01/42	(Call 08/01/22)	500	551,260
Series A
5.00%, 12/01/39	(Call 12/01/24)	500	564,560

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series D
4.00%, 12/01/40	(Call 12/01/25)	$1,895	$1,966,555
5.00%, 12/01/45	(Call 12/01/25)	500	560,570
Los Angeles County Sanitation Districts Financing Authority RB
Series A
4.00%, 10/01/42	(Call 10/01/26)	500	518,005
5.00%, 10/01/20		450	489,956
Los Angeles Department of Water & Power System Revenue RB
Series A
5.00%, 07/01/18		1,215	1,230,199
5.00%, 07/01/19		860	901,125
5.00%, 07/01/20		1,000	1,082,240
5.00%, 07/01/22	(PR 07/01/21)	5	5,527
5.00%, 07/01/22	(Call 07/01/21)	495	548,683
5.00%, 07/01/27	(Call 01/01/23)	875	994,411
5.00%, 07/01/28	(Call 01/01/25)	1,290	1,499,225
5.00%, 07/01/42	(Call 01/01/27)	695	797,457
5.00%, 07/01/46	(Call 01/01/26)	2,000	2,260,840
5.00%, 07/01/47	(Call 01/01/27)	1,000	1,141,600
Series A-1
5.25%, 07/01/38	(Call 07/01/18)	2,750	2,784,815
Series B
5.00%, 12/01/18	(Call 11/01/18)	1,300	1,332,110
5.00%, 07/01/29	(Call 07/01/23)	585	669,796
5.00%, 07/01/30	(Call 07/01/23)	500	571,395
5.00%, 07/01/36	(Call 01/01/27)	1,000	1,159,990
5.00%, 07/01/42	(Call 01/01/26)	2,230	2,529,110
5.00%, 07/01/43	(Call 07/01/22)	2,945	3,247,864
5.00%, 07/01/43	(Call 01/01/24)	940	1,049,425
Series C
5.00%, 07/01/47	(Call 07/01/27)	2,000	2,297,020
Series D
5.00%, 07/01/35	(Call 07/01/24)	1,550	1,763,853
5.00%, 07/01/39	(Call 07/01/24)	3,700	4,175,931
5.00%, 07/01/44	(Call 07/01/24)	500	561,230
Series E
5.00%, 07/01/44	(Call 07/01/24)	500	561,230
Los Angeles Department of Water RB
Series A
5.00%, 07/01/41	(Call 01/01/21)	250	270,893
5.00%, 07/01/43	(Call 07/01/22)	1,250	1,378,550

Security		Principal (000s)	Value
5.00%, 07/01/44	(Call 01/01/27)	$2,000	$2,288,180
5.00%, 07/01/46	(Call 01/01/26)	2,700	3,052,134
5.00%, 07/01/48	(Call 01/01/28)	500	575,375
Series B
5.00%, 07/01/33	(Call 07/01/23)	500	567,885
5.00%, 07/01/43	(Call 07/01/22)	1,060	1,169,010
5.00%, 07/01/46	(Call 01/01/26)	250	282,605
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/18		610	617,716
5.00%, 07/01/20		1,000	1,080,320
5.00%, 07/01/21		1,000	1,108,790
5.00%, 07/01/22		2,300	2,606,268
5.00%, 07/01/23		2,975	3,435,470
5.00%, 07/01/24		1,620	1,903,387
5.00%, 07/01/25		3,975	4,730,528
5.00%, 07/01/26		500	599,700
5.00%, 07/01/27		2,500	3,026,450
5.00%, 07/01/28	(Call 07/01/21)	1,950	2,153,463
5.00%, 07/01/29	(Call 07/01/25)	1,000	1,159,210
5.00%, 07/01/30	(Call 07/01/21)	500	550,295
5.00%, 07/01/31	(Call 07/01/21)	1,000	1,098,880
5.00%, 07/01/40	(Call 07/01/25)	1,000	1,132,800
Series A-1
5.50%, 07/01/18	(FGIC)	250	253,573
Series A-2
5.00%, 07/01/21		645	715,170
Series B
5.00%, 07/01/18		500	506,325
5.00%, 07/01/21		1,000	1,108,790
5.00%, 07/01/30	(Call 07/01/26)	1,000	1,177,870
Series B-1
5.00%, 07/01/30	(Call 01/01/28)	500	596,640
5.00%, 07/01/31	(Call 01/01/28)	500	593,800
5.00%, 07/01/33	(Call 01/01/28)	1,000	1,179,140
5.00%, 07/01/37	(Call 01/01/28)	1,000	1,167,970
5.25%, 07/01/42	(Call 01/01/28)	1,000	1,182,540
Series C
5.00%, 07/01/21		500	554,395
5.00%, 07/01/23		2,375	2,742,602
5.00%, 07/01/25	(Call 07/01/24)	1,000	1,170,390
5.00%, 07/01/26	(Call 07/01/24)	455	530,767

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 07/01/27	(Call 07/01/24)	$1,000	$1,163,950
5.00%, 07/01/30	(Call 07/01/24)	750	867,210
Series D
5.00%, 01/01/34	(Call 07/01/19)	300	313,248
Series F
5.00%, 01/01/34	(Call 07/01/19)	330	344,573
Series I
5.00%, 07/01/27	(Call 07/01/19)	765	800,228
5.00%, 01/01/34	(Call 07/01/19)	105	109,637
Series KRY
5.00%, 07/01/18		1,000	1,012,650
Los Rios Community College District GO
Series A
5.00%, 08/01/35	(PR 08/01/20)	695	752,963
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/46	(PR 08/01/21) (AGM)[a]	250	35,563
0.00%, 08/01/51	(AGM)[a]	250	58,945
Merced Union High School District GO
Series C
0.00%, 08/01/46	(PR 08/01/21)[a]	1,000	156,950
Metropolitan Water District of Southern California RB
5.75%, 08/10/18		150	152,886
Series A
5.00%, 07/01/20		720	779,040
5.00%, 07/01/28	(Call 07/01/25)	500	589,835
5.00%, 10/01/29	(Call 04/01/22)	200	223,980
5.00%, 01/01/34	(Call 01/01/19)	100	102,918
5.00%, 01/01/39	(Call 01/01/19)	265	272,645
5.00%, 07/01/40	(Call 07/01/25)	250	286,213
Series A-2
1.02%, 07/01/35	(Put 03/01/18)[b]	1,100	1,100,000
Series B
5.00%, 08/01/20	(Call 07/01/20)	1,000	1,081,520
5.00%, 07/01/21	(Call 07/01/18)	225	227,824
5.00%, 08/01/21	(Call 07/01/21)	600	666,102
5.00%, 08/01/22	(Call 07/01/22)	500	567,250
Series B-1
0.92%, 07/01/37	(Put 03/01/18)[b]	5,700	5,700,000

Security		Principal (000s)	Value
Series B-3
0.94%, 07/01/35	(Put 03/01/18)[b]	$6,900	$6,900,000
Series C
5.00%, 07/01/18		1,000	1,012,480
5.00%, 07/01/19		1,350	1,414,732
5.00%, 10/01/27		900	1,097,478
5.00%, 07/01/35	(Call 07/01/19)	450	470,480
Mount Diablo Unified School District/CA GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)[a]	400	372,872
Series E
5.00%, 06/01/37	(Call 08/01/22)	2,000	2,211,200
Mount San Antonio Community College District GO
0.00%, 08/01/28	(Call 02/01/28)[a]	1,000	954,360
0.00%, 08/01/43	(Call 08/01/35)[a]	2,000	1,624,380
Mountain View-Whisman School District GO
Series B
4.00%, 09/01/42	(Call 09/01/26)	250	259,120
Municipal Improvement Corp. of Los Angeles RB
Series A
5.00%, 09/01/23	(PR 09/01/18)	30	30,560
5.00%, 09/01/25	(PR 09/01/18)	500	509,340
Series B
4.00%, 11/01/34	(Call 11/01/26)	1,200	1,260,036
5.00%, 11/01/24		275	323,969
5.00%, 11/01/29	(Call 11/01/26)	1,320	1,559,804
5.00%, 11/01/30	(Call 11/01/26)	500	587,450
Newport Mesa Unified School District GO
0.00%, 08/01/23[a]		1,050	925,743
0.00%, 08/01/34[a]		750	422,303
0.00%, 08/01/36[a]		1,915	989,155
0.00%, 08/01/38[a]		500	236,560
0.00%, 08/01/44	(Call 08/01/27)[a]	1,000	346,780
Norman Y Mineta San Jose International Airport SJC RB
Series B
5.00%, 03/01/47	(Call 03/01/27)	1,000	1,133,900

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Ohlone Community College District GO
Series C
4.00%, 08/01/45	(Call 08/01/26)	$1,250	$1,281,412
Orange County Sanitation District COP
Series A
5.00%, 02/01/39	(PR 02/01/19)	1,000	1,033,680
Orange County Water District COP
5.00%, 08/15/39	(PR 08/15/19)	885	930,781
Series A
1.03%, 08/01/42	(Put 03/07/18)[b]	665	665,000
Palomar Community College District GO
Series C
4.00%, 08/01/40	(Call 08/01/25)	250	259,088
Series D
4.00%, 08/01/46	(Call 08/01/27)	500	514,225
Peralta Community College District GO
Series C
5.00%, 08/01/39	(PR 08/01/19)	145	152,302
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42[a]		200	75,506
Series D
0.00%, 08/01/40[a]		500	204,895
0.00%, 08/01/46[a]		625	195,963
Port of Los Angeles RB
Series B
5.00%, 08/01/44	(Call 08/01/24)	1,100	1,237,709
Series C
4.00%, 08/01/39	(Call 08/01/26)	1,000	1,042,070
Poway Unified School District GO
0.00%, 08/01/31[a]		495	307,534
0.00%, 08/01/33[a]		250	142,505
0.00%, 08/01/35[a]		500	258,700
0.00%, 08/01/36[a]		1,000	493,710
0.00%, 08/01/38[a]		755	339,078
0.00%, 08/01/46[a]		3,450	1,033,585
Series B
0.00%, 08/01/34[a]		500	271,285

Security		Principal (000s)	Value
Rio Hondo Community College District/CA GO
0.00%, 08/01/42	(Call 08/01/34)[a]	$1,210	$1,256,742
Series 2004-C
0.00%, 08/01/42	(Call 08/01/34)[a]	750	790,545
Riverside CA Sewer Revenue RB
Series A
5.00%, 08/01/40	(Call 08/01/25)	500	560,020
Riverside County Public Financing Authority RB
5.25%, 11/01/45	(Call 11/01/25)	500	575,755
Riverside County Transportation Commission RB
Series A
5.25%, 06/01/39	(PR 06/01/23)	750	874,072
5.75%, 06/01/48	(Call 06/01/23)	1,000	1,109,980
Series B
5.00%, 06/01/37	(Call 12/01/27)	1,000	1,162,390
5.00%, 06/01/38	(Call 12/01/27)	1,000	1,159,650
Sacramento Area Flood Control Agency SA
5.63%, 10/01/37	(PR 10/01/18) (BHAC)	380	389,762
Series A
5.00%, 10/01/47	(Call 10/01/26)	1,000	1,135,710
Sacramento City Financing Authority RB
5.25%, 12/01/30	(AMBAC)	650	774,962
Sacramento County Sanitation Districts Financing Authority RB
Series A
5.00%, 12/01/44	(Call 06/01/24)	1,000	1,120,980
Sacramento Municipal Utility District RB
Series A
5.00%, 08/15/37	(Call 08/15/23)	585	658,160
5.00%, 08/15/41	(Call 08/15/23)	1,000	1,115,880
Series E
5.00%, 08/15/21		500	556,880
5.00%, 08/15/24		500	589,715
Series K
5.25%, 07/01/24	(AMBAC)	250	285,815

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series U
5.00%, 08/15/22	(PR 08/15/18) (AGM)	$540	$549,185
5.00%, 08/15/22	(Call 08/15/18) (AGM)	850	864,535
5.00%, 08/15/24	(PR 08/15/18) (AGM)	325	330,528
5.00%, 08/15/24	(Call 08/15/18) (AGM)	520	528,845
Series X
5.00%, 08/15/20		200	217,046
5.00%, 08/15/28	(PR 08/15/21)	60	66,421
5.00%, 08/15/28	(Call 08/15/21)	175	193,788
Sacramento Suburban Water District COP
Series A
1.04%, 11/01/34	(Put 03/07/18)[b]	600	600,000
Sacramento Transportation Authority RB
1.00%, 10/01/38	(Put 03/01/18)[b]	800	800,000
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	800	816,384
San Diego Community College District GO
4.00%, 08/01/32	(Call 08/01/26)	500	532,710
5.00%, 08/01/28	(Call 08/01/26)	500	598,500
5.00%, 08/01/30	(Call 08/01/23)	250	287,190
5.00%, 08/01/30	(Call 08/01/26)	500	593,890
5.00%, 08/01/31	(Call 08/01/26)	2,000	2,362,260
5.00%, 08/01/41	(PR 08/01/21)	210	233,331
5.00%, 08/01/41	(Call 08/01/26)	500	574,660
5.00%, 08/01/43	(Call 08/01/23)	1,350	1,524,244
5.25%, 08/01/33	(PR 08/01/19)	100	105,385
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/34	(Call 07/01/20)	315	336,555
5.00%, 07/01/40	(Call 07/01/20)	475	506,716
5.00%, 07/01/42	(Call 07/01/27)	1,000	1,136,390
5.00%, 07/01/43	(Call 07/01/23)	255	284,330

Security		Principal (000s)	Value
San Diego County Regional Transportation Commission RB
5.00%, 04/01/48	(Call 04/01/24)	$400	$451,744
Series A
5.00%, 04/01/41	(Call 04/01/26)	2,000	2,291,260
5.00%, 04/01/42	(Call 04/01/22)	1,500	1,655,010
5.00%, 04/01/48	(Call 04/01/22)	500	549,625
San Diego County Water Authority Financing Corp. COP
Series 2008
5.00%, 05/01/38	(PR 05/01/18) (AGM)	3,830	3,854,244
Series A
5.00%, 05/01/33	(PR 05/01/18) (AGM)	800	805,064
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/31	(Call 11/01/22)	605	683,983
5.00%, 05/01/34	(Call 11/01/22)	500	563,140
Series A
5.00%, 05/01/33	(Call 05/01/26)	500	585,335
Series B
5.00%, 05/01/38	(Call 05/01/26)	750	865,500
San Diego Public Facilities Financing Authority RB
Series A
5.00%, 10/15/44	(Call 10/15/25)	1,000	1,120,820
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22		525	593,833
5.00%, 05/15/23		985	1,135,557
Series A
4.00%, 05/15/20		625	659,556
4.00%, 05/15/21		200	214,990
5.00%, 05/15/21		500	553,025
5.00%, 05/15/29	(Call 05/15/26)	500	592,575
5.25%, 05/15/24	(PR 05/15/20)	830	896,989
5.25%, 05/15/25	(PR 05/15/20)	300	324,213
5.25%, 05/15/34	(PR 05/15/19)	1,000	1,046,480
5.25%, 05/15/39	(PR 05/15/19)	4,500	4,709,160
Series B
5.00%, 05/15/18		1,100	1,108,459
5.00%, 05/15/19		965	1,007,103
5.00%, 05/15/21	(PR 05/15/19)	140	146,090

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 05/15/22	(PR 05/15/19)	$510	$531,874
5.50%, 05/15/23	(PR 05/15/19)	2,045	2,144,857
San Diego Public Facilities Financing Authority Water Revenue RB
Series B
5.00%, 08/01/24		1,000	1,171,840
5.00%, 08/01/27	(Call 08/01/26)	1,500	1,798,035
5.50%, 08/01/39	(PR 08/01/19)	1,000	1,056,610
San Diego Regional Building Authority RB
5.38%, 02/01/36	(PR 02/01/19)	400	414,832
San Diego Unified School District/CA GO
0.00%, 07/01/30[a]		790	520,665
0.00%, 07/01/35[a]		300	156,774
0.00%, 07/01/36[a]		1,240	618,586
0.00%, 07/01/38[a]		650	295,224
0.00%, 07/01/39[a]		1,100	478,577
0.00%, 07/01/42[a]		215	82,220
0.00%, 07/01/45[a]		2,000	673,920
Series A
0.00%, 07/01/19	(NPFGC)[a]	400	391,868
Series C
0.00%, 07/01/46[a]		500	161,455
0.00%, 07/01/47	(Call 07/01/40)[a]	600	463,332
0.00%, 07/01/48	(Call 07/01/40)[a]	1,000	763,140
5.00%, 07/01/35	(Call 07/01/23)	1,150	1,295,670
Series E
0.00%, 07/01/32[a]		690	417,312
0.00%, 07/01/42[a]		1,340	862,263
0.00%, 07/01/47	(Call 07/01/42)[a]	1,815	1,195,867
0.00%, 07/01/49[a]		3,300	911,130
Series G
0.00%, 07/01/38	(Call 01/01/24)[a]	1,000	368,820
Series I
4.00%, 07/01/47	(Call 07/01/27)	2,000	2,067,660
Series R-1
0.00%, 07/01/31[a]		1,675	1,060,258
Series R-2
0.00%, 07/01/40[a]		500	405,635
Series R-3
5.00%, 07/01/20		1,755	1,898,068
5.00%, 07/01/21		2,025	2,248,094

Security		Principal (000s)	Value
Series R-4
5.00%, 07/01/28	(Call 07/01/25)	$180	$211,280
Series SENIOR-1
4.00%, 07/01/31	(Call 07/01/26)	500	540,045
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	250	257,980
Series B-2
4.00%, 02/01/40	(Call 08/01/25)	200	207,270
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/37	(Call 08/01/27)	1,500	1,580,610
Series A
4.00%, 08/01/42	(Call 08/01/27)	1,000	1,046,320
5.00%, 08/01/47	(Call 08/01/27)	500	580,140
Series D
4.00%, 08/01/33	(Call 08/01/25)	250	266,845
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A
5.00%, 07/01/36	(PR 07/01/22)	135	152,435
5.00%, 07/01/36	(Call 07/01/22)	365	406,986
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/19		1,150	1,197,874
5.00%, 05/01/46	(Call 05/01/26)	1,165	1,303,903
Issue 32F, Second Series
5.25%, 05/01/19	(NPFGC-FGIC)	995	1,039,287
Second Series
5.00%, 05/01/26	(Call 05/01/22)	895	1,001,353
5.25%, 05/01/18	(NPFGC)	245	246,622
Second Series C
5.00%, 05/01/18		160	160,995
Series A
4.90%, 05/01/29	(Call 11/01/19)	1,205	1,270,010
5.00%, 05/01/22		100	112,352
5.00%, 05/01/26		1,000	1,194,140
Series B
4.90%, 05/01/29	(Call 11/01/19)	500	526,975
5.00%, 05/01/43	(Call 05/01/23)	250	275,128
5.00%, 05/01/44	(Call 05/01/24)	995	1,106,778
5.00%, 05/01/47	(Call 05/01/27)	2,500	2,823,075

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series C
5.00%, 05/01/23	(PR 05/01/20)	$320	$342,973
5.00%, 05/01/23	(Call 05/01/20)	430	460,676
Series D
5.00%, 05/01/24	(PR 05/03/21)	30	33,071
5.00%, 05/01/24	(Call 05/01/21)	640	703,942
5.00%, 05/01/25		250	295,065
Series F
5.00%, 05/01/35	(Call 05/01/20)	800	851,432
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series B
4.00%, 10/01/39	(Call 10/01/22)	950	974,776
4.00%, 10/01/42	(Call 10/01/22)	1,000	1,023,520
San Francisco Municipal Transportation Agency RB
4.00%, 03/01/46	(Call 03/01/27)	740	767,765
San Joaquin County Transportation Authority RB
4.00%, 03/01/41	(Call 03/01/27)	500	518,760
Series A
5.50%, 03/01/41	(PR 03/01/21)	500	555,755
6.00%, 03/01/36	(PR 03/01/21)	240	270,257
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/20	(ETM)[a]	170	165,082
0.00%, 01/01/22	(ETM)[a]	220	204,239
0.00%, 01/01/23	(ETM)[a]	450	406,031
0.00%, 01/01/26	(ETM)[a]	280	229,076
0.00%, 01/01/28	(ETM)[a]	750	579,548
5.00%, 01/15/34	(Call 01/15/25)	750	826,312
5.00%, 01/15/50	(Call 01/15/25)	3,750	4,064,475
Series A
0.00%, 01/15/26	(NPFGC)[a]	400	307,736
5.00%, 01/15/44	(Call 01/15/25)	2,000	2,175,320
San Jose Financing Authority RB
Series A
5.00%, 06/01/39	(Call 06/01/23)	1,010	1,125,514
San Jose Unified School District GO
Series D
5.00%, 08/01/32	(PR 08/01/18)	125	126,969

Security		Principal (000s)	Value
San Marcos Unified School District GO
0.00%, 08/01/28[a]		$655	$468,207
Series B
0.00%, 08/01/38[a]		565	254,256
0.00%, 08/01/47[a]		500	147,065
0.00%, 08/01/51[a]		1,500	365,340
San Mateo County Community College District GO
5.00%, 09/01/45	(Call 09/01/25)	500	573,560
Series A
0.00%, 09/01/21[a]		430	402,484
Series B
0.00%, 09/01/32	(NPFGC)[a]	2,000	1,239,080
San Mateo Foster City School District/CA GO
0.00%, 08/01/42	(Call 08/01/31)[a]	250	211,918
San Mateo Joint Powers Financing Authority RB
Series A
5.00%, 07/15/36	(PR 07/15/18)	750	760,545
San Mateo Union High School District GO
0.00%, 09/01/33[a]		500	400,320
0.00%, 09/01/41	(Call 09/01/36)[a]	1,500	1,243,620
Series A
0.00%, 07/01/51	(Call 09/01/41)[a]	1,000	612,090
Santa Barbara Secondary High School District GO
Series A
0.00%, 08/01/40[a]		555	216,922
Santa Clara Valley Transportation Authority RB
Series A
1.05%, 06/01/26	(Put 03/01/18)[b]	800	800,000
Series B
5.00%, 04/01/18		1,375	1,379,249
5.00%, 04/01/19		175	181,942
5.00%, 04/01/20		320	343,331
Series D
1.06%, 04/01/36	(Put 03/01/18)[b]	500	500,000
Santa Clara Valley Water District RB
Series A
5.00%, 06/01/46	(Call 12/01/25)	250	282,480

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Santa Monica Community College District GO
Series B
4.00%, 08/01/44	(Call 08/01/24)	$1,000	$1,026,740
South San Francisco Unified School District GO
Series C
4.00%, 09/01/37	(Call 09/01/25)	1,000	1,047,510
Southern California Public Power Authority RB
5.00%, 07/01/25	(Call 07/01/20)	585	630,449
5.00%, 07/01/26	(Call 01/01/25)	650	763,919
Series 1
2.00%, 07/01/36	(Put 07/01/20)[b]	1,000	1,009,580
Series 2010-1
5.00%, 07/01/30	(Call 07/01/20)	700	752,549
Series A
4.00%, 07/01/21		725	780,470
5.00%, 07/01/18		1,195	1,209,794
5.25%, 07/01/27	(PR 01/01/20)	650	693,959
Series B
6.00%, 07/01/27	(PR 07/01/18)	195	198,062
Southern California Water Replenishment District RB
4.00%, 08/01/45	(Call 08/01/25)	1,000	1,035,690
Southwestern Community College District GO
Series A
4.00%, 08/01/47	(Call 08/01/27)	1,000	1,026,040
Series C
0.00%, 08/01/41[a]		650	252,194
0.00%, 08/01/46[a]		1,000	296,200
Series D
5.00%, 08/01/44	(Call 08/01/25)	500	559,670
State of California Department of Water Resources Power Supply Revenue RB
Series F-5
5.00%, 05/01/22	(PR 05/01/18)	405	407,564
Series H
5.00%, 05/01/21	(PR 05/01/18) (AGM)	500	503,165
5.00%, 05/01/22	(PR 05/01/18) (AGM)	1,150	1,157,279

Security		Principal (000s)	Value
Series K
4.00%, 05/01/18		$200	$200,924
5.00%, 05/01/18		2,240	2,254,000
Series L
5.00%, 05/01/18		1,500	1,509,375
5.00%, 05/01/19		2,765	2,882,430
5.00%, 05/01/20		1,125	1,210,252
5.00%, 05/01/21	(PR 05/01/20)	925	993,450
5.00%, 05/01/22	(PR 05/01/20)	870	934,380
5.00%, 05/01/22	(Call 05/01/20)	530	569,220
Series N
5.00%, 05/01/18		985	991,156
5.00%, 05/01/19		500	521,235
5.00%, 05/01/20		2,110	2,269,896
5.00%, 05/01/21		840	928,024
Series O
5.00%, 05/01/21		3,985	4,402,588
5.00%, 05/01/22		4,725	5,345,062
State of California Department of Water Resources RB
5.00%, 12/01/25	(PR 06/01/18)	500	504,730
5.00%, 12/01/26	(PR 06/01/18)	500	504,730
5.00%, 12/01/27	(PR 06/01/18)	2,830	2,856,772
Series AG
5.00%, 12/01/26	(PR 12/01/19)	250	265,298
5.00%, 12/01/29	(PR 12/01/19)	320	339,580
Series AS
5.00%, 12/01/20		340	371,997
5.00%, 12/01/20	(ETM)	5	5,456
5.00%, 12/01/22	(ETM)	10	11,386
5.00%, 12/01/22		640	733,082
5.00%, 12/01/25	(Call 12/01/24)	400	473,712
5.00%, 12/01/26	(Call 12/01/24)	1,055	1,246,504
5.00%, 12/01/27	(Call 12/01/24)	500	589,385
5.00%, 12/01/29	(Call 12/01/24)	320	375,450
Series AW
5.00%, 12/01/28	(Call 12/01/26)	1,000	1,198,770
5.00%, 12/01/33	(Call 12/01/26)	500	589,470
Series AX
5.00%, 12/01/22		500	572,720
State of California GO
2.00%, 11/01/18		1,750	1,758,872
3.00%, 12/01/32	(Put 12/01/19)[b]	200	203,790
4.00%, 05/01/23		1,000	1,098,670

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
4.00%, 09/01/28	(Call 09/01/26)	$250	$272,153
4.00%, 12/01/30	(Put 12/01/21)[b]	200	213,944
4.00%, 09/01/33	(Call 09/01/26)	1,000	1,061,400
4.00%, 09/01/34	(Call 09/01/26)	800	846,064
4.00%, 11/01/34	(Call 11/01/27)	1,800	1,915,740
4.00%, 09/01/36	(Call 09/01/26)	2,000	2,104,520
4.00%, 09/01/37	(Call 09/01/26)	2,005	2,105,230
4.00%, 11/01/37	(Call 11/01/27)	2,000	2,098,060
4.00%, 11/01/44	(Call 11/01/24)	975	1,014,897
4.00%, 03/01/45	(Call 03/01/25)	500	516,965
4.00%, 08/01/45	(Call 08/01/25)	250	258,923
4.00%, 11/01/47	(Call 11/01/27)	1,500	1,549,785
4.50%, 03/01/21	(Call 03/01/20)	660	698,280
4.50%, 08/01/26	(Call 04/02/18)	10	10,023
4.50%, 08/01/30	(Call 04/02/18)	25	25,054
5.00%, 04/01/18		500	501,535
5.00%, 08/01/18		1,500	1,523,445
5.00%, 08/01/18	(Call 04/02/18)	5	5,015
5.00%, 09/01/18		1,000	1,018,730
5.00%, 10/01/18		3,350	3,422,997
5.00%, 11/01/18		500	512,415
5.00%, 02/01/19		230	237,661
5.00%, 08/01/19	(Call 04/02/18)	5	5,014
5.00%, 08/01/19		3,000	3,150,210
5.00%, 10/01/19		800	844,336
5.00%, 12/01/19		750	795,622
5.00%, 04/01/20		215	230,400
5.00%, 08/01/20		500	541,080
5.00%, 09/01/20		170	184,399
5.00%, 10/01/20		2,000	2,174,380
5.00%, 12/01/20		550	600,671
5.00%, 02/01/21		100	109,491
5.00%, 09/01/21		2,945	3,273,603
5.00%, 11/01/21		3,175	3,543,173
5.00%, 02/01/22		1,000	1,119,990
5.00%, 08/01/22	(Call 04/02/18)	5	5,015
5.00%, 09/01/22		2,720	3,085,568
5.00%, 08/01/23		955	1,101,296
5.00%, 09/01/23		3,465	4,001,659
5.00%, 10/01/23		1,000	1,157,080
5.00%, 11/01/23	(Call 11/01/20)	500	544,150
5.00%, 11/01/23		1,375	1,593,212
5.00%, 12/01/23		500	580,155
5.00%, 02/01/24	(Call 02/01/22)	220	245,868

Security		Principal (000s)	Value
5.00%, 08/01/24		$500	$584,940
5.00%, 08/01/24	(Call 04/02/18)	5	5,015
5.00%, 10/01/24	(Call 04/02/18)	1,000	1,002,980
5.00%, 11/01/24	(Call 11/01/20)	250	271,870
5.00%, 12/01/24	(Call 12/01/23)	400	463,656
5.00%, 02/01/25	(Call 02/01/23)	1,000	1,137,210
5.00%, 03/01/25	(Call 03/01/20)	750	799,777
5.00%, 03/01/25		250	294,103
5.00%, 08/01/25		1,000	1,183,800
5.00%, 09/01/25	(Call 09/01/23)	3,450	3,972,675
5.00%, 10/01/25	(Call 04/02/18)	1,650	1,654,900
5.00%, 10/01/25	(Call 10/01/24)	400	469,600
5.00%, 11/01/25	(Call 11/01/23)	300	346,569
5.00%, 03/01/26	(Call 03/01/25)	1,250	1,468,750
5.00%, 08/01/26	(Call 08/01/25)	1,450	1,715,422
5.00%, 08/01/26		4,500	5,382,720
5.00%, 10/01/26	(Call 10/01/24)	500	583,325
5.00%, 02/01/27	(Call 02/01/23)	1,835	2,082,193
5.00%, 03/01/27	(Call 03/01/20)	300	319,725
5.00%, 08/01/27	(Call 08/01/26)	500	594,310
5.00%, 09/01/27	(Call 09/01/21)	500	554,535
5.00%, 09/01/27	(Call 09/01/26)	1,000	1,189,470
5.00%, 11/01/27	(Call 11/01/23)	700	806,638
5.00%, 08/01/28	(Call 08/01/25)	1,000	1,174,120
5.00%, 08/01/28	(Call 08/01/27)	1,500	1,790,565
5.00%, 02/01/29	(Call 02/01/23)	1,000	1,126,240
5.00%, 08/01/29	(Call 08/01/27)	2,000	2,374,600
5.00%, 09/01/29	(Call 09/01/26)	3,500	4,110,505
5.00%, 10/01/29	(Call 10/01/19)	1,345	1,417,805
5.00%, 10/01/29	(Call 04/02/18)	750	752,205
5.00%, 11/01/29	(Call 11/01/27)	715	851,350
5.00%, 08/01/30	(Call 08/01/27)	2,000	2,356,420
5.00%, 09/01/30	(Call 09/01/18)	500	509,065
5.00%, 09/01/30	(Call 09/01/21)	2,800	3,094,364
5.00%, 09/01/30	(Call 09/01/26)	2,000	2,338,920
5.00%, 11/01/30	(Call 11/01/27)	5,180	6,119,600
5.00%, 02/01/31	(Call 02/01/22)	500	554,995
5.00%, 08/01/31	(PR 08/01/18)	250	253,938
5.00%, 09/01/31	(Call 09/01/21)	1,000	1,103,700
5.00%, 09/01/31	(Call 09/01/26)	2,000	2,327,400
5.00%, 10/01/31	(Call 10/01/24)	2,825	3,239,964
5.00%, 11/01/31	(Call 11/01/27)	1,000	1,177,690
5.00%, 02/01/32	(Call 02/01/22)	500	553,805
5.00%, 05/01/32	(Call 05/01/24)	1,000	1,136,450

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 09/01/32	(Call 09/01/26)	$3,000	$3,478,800
5.00%, 08/01/33	(Call 08/01/24)	3,000	3,415,170
5.00%, 09/01/33	(Call 09/01/23)	435	491,724
5.00%, 09/01/33	(Call 09/01/26)	1,500	1,733,280
5.00%, 09/01/34	(Call 09/01/26)	500	574,920
5.00%, 08/01/35	(Call 08/01/25)	1,550	1,775,711
5.00%, 08/01/35	(Call 08/01/26)	1,000	1,145,320
5.00%, 09/01/35	(Call 09/01/26)	1,000	1,146,610
5.00%, 10/01/37	(Call 10/01/24)	3,000	3,415,320
5.00%, 02/01/38	(Call 02/01/23)	4,545	5,051,677
5.00%, 04/01/38	(PR 04/01/18)	5,055	5,071,126
5.00%, 10/01/39	(Call 10/01/24)	1,000	1,135,860
5.00%, 09/01/41	(Call 09/01/21)	380	417,780
5.00%, 10/01/41	(Call 10/01/21)	4,675	5,148,718
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,095,170
5.00%, 09/01/42	(Call 09/01/22)	750	829,957
5.00%, 04/01/43	(Call 04/01/23)	910	1,009,181
5.00%, 11/01/43	(Call 11/01/23)	3,000	3,361,710
5.00%, 08/01/45	(Call 08/01/25)	3,400	3,853,764
5.00%, 09/01/46	(Call 09/01/26)	1,000	1,132,990
5.00%, 11/01/47	(Call 11/01/27)	800	918,136
5.13%, 03/01/25	(PR 03/01/18)	500	500,000
5.25%, 09/01/22		1,815	2,078,429
5.25%, 10/01/22		600	688,338
5.25%, 02/01/23		500	576,695
5.25%, 09/01/25	(Call 09/01/21)	750	839,212
5.25%, 10/01/29	(Call 10/01/19)	1,375	1,455,451
5.25%, 08/01/32	(AGM)	1,825	2,267,325
5.25%, 03/01/38	(PR 03/01/18)	2,655	2,655,000
5.50%, 04/01/19		2,715	2,834,840
5.50%, 11/01/39	(Call 11/01/19)	4,485	4,770,201
5.50%, 03/01/40	(Call 03/01/20)	3,900	4,184,232
5.63%, 04/01/25	(Call 04/01/19)	350	365,645
5.75%, 04/01/29	(Call 04/01/19)	1,000	1,045,920
5.75%, 04/01/31	(Call 04/01/19)	2,500	2,613,700
6.00%, 03/01/33	(Call 03/01/20)	1,200	1,302,888
6.00%, 04/01/38	(Call 04/01/19)	6,065	6,353,027
6.00%, 11/01/39	(Call 11/01/19)	1,315	1,409,601
6.50%, 04/01/33	(Call 04/01/19)	3,055	3,221,131
Series A
4.40%, 07/01/18	(ETM)	200	202,122
4.60%, 07/01/19	(ETM)	1,145	1,193,422
5.00%, 07/01/18	(ETM)	6,045	6,121,046
5.00%, 07/01/19	(ETM)	1,150	1,204,671

Security		Principal (000s)	Value
5.00%, 07/01/20	(PR 07/01/19)	$8,015	$8,396,033
5.25%, 07/01/21	(PR 07/01/19)	3,835	4,029,933
Series B
5.00%, 09/01/21		1,000	1,111,580
5.00%, 09/01/22		1,265	1,435,016
5.00%, 09/01/24		2,000	2,342,600
5.00%, 09/01/25		1,000	1,184,960
Sunnyvale Elementary School District GO
4.00%, 09/01/42	(Call 09/01/25)	500	520,715
Ukiah Unified School District/CA GO
0.00%, 08/01/28[a]		1,000	701,760
University of California RB
Series AF
5.00%, 05/15/18		250	251,908
5.00%, 05/15/20		685	738,293
5.00%, 05/15/39	(Call 05/15/23)	1,000	1,120,700
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,000	1,135,330
5.00%, 05/15/38	(Call 05/15/23)	3,300	3,705,174
Series AK
5.00%, 05/15/48	(Put 05/15/23)[b]	2,050	2,355,675
Series AM
5.00%, 05/15/44	(Call 05/15/24)	700	782,453
Series AO
5.00%, 05/15/19		1,160	1,209,892
5.00%, 05/15/23		250	288,885
5.00%, 05/15/27	(Call 05/15/25)	3,000	3,541,290
5.00%, 05/15/40	(Call 05/15/25)	1,000	1,134,190
Series AR
5.00%, 05/15/41	(Call 05/15/26)	855	975,820
5.00%, 05/15/46	(Call 05/15/26)	2,150	2,438,788
Series AT
1.40%, 05/15/46	(Put 05/15/20)[b]	1,000	983,300
Series AV
4.00%, 05/15/45	(Call 05/15/27)	500	517,115
5.25%, 05/15/42	(Call 05/15/27)	2,000	2,345,400
Series AY
5.00%, 05/15/31	(Call 05/15/27)	1,000	1,186,270
Series G
5.00%, 05/15/24	(Call 05/15/22)	535	602,597
5.00%, 05/15/25	(PR 05/15/22)	465	523,353
5.00%, 05/15/25	(Call 05/15/22)	535	600,521
5.00%, 05/15/26	(PR 05/15/22)	230	258,863

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 05/15/26	(Call 05/15/22)	$270	$302,719
5.00%, 05/15/32	(PR 05/15/22)	335	377,039
5.00%, 05/15/32	(Call 05/15/22)	390	432,436
5.00%, 05/15/37	(PR 05/15/22)	660	742,823
5.00%, 05/15/37	(Call 05/15/22)	660	726,799
5.00%, 05/15/42	(Call 05/15/22)	3,050	3,348,473
Series I
5.00%, 05/15/18		1,500	1,511,415
5.00%, 05/15/28	(Call 05/15/25)	350	410,358
5.00%, 05/15/31	(Call 05/15/25)	2,765	3,208,064
5.00%, 05/15/32	(Call 05/15/25)	540	623,457
Series K
4.00%, 05/15/46	(Call 05/15/26)	1,500	1,543,305
5.00%, 05/15/35	(Call 05/15/26)	500	576,535
Series M
4.00%, 05/15/47	(Call 05/15/27)	250	256,580
5.00%, 05/15/33	(Call 05/15/27)	1,000	1,172,040
5.00%, 05/15/47	(Call 05/15/27)	1,500	1,712,400
5.00%, 05/15/52	(Call 05/15/27)	250	284,333
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(PR 08/01/18)	1,250	1,272,262
Ventura County Public Financing Authority RB
5.00%, 11/01/43	(Call 11/01/22)	500	557,020
West Contra Costa Unified School District GO
Series B
5.63%, 08/01/35	(PR 08/01/18) (BHAC)	195	198,574
West Valley-Mission Community College District GO
Series B
4.00%, 08/01/40	(Call 08/01/25)	250	261,588
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)[a]	400	151,240
William S Hart Union High School District GO
Series A
0.00%, 08/01/33[a]		450	248,868
Series B
0.00%, 08/01/34	(AGM)[a]	1,250	681,500

Security		Principal (000s)	Value
Series C
0.00%, 08/01/37	(Call 08/01/23)[a]	$500	$210,255
4.00%, 08/01/38	(Call 08/01/23)	500	512,220
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(PR 08/01/18) (AGM)	245	248,807
5.00%, 08/01/32	(PR 08/01/18) (AGM)	500	507,770

			883,607,508

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $878,843,914)			883,607,508

TOTAL INVESTMENTS IN SECURITIES — 99.72%
(Cost: $878,843,914)			883,607,508
Other Assets, Less Liabilities — 0.28%			2,508,279

NET ASSETS — 100.00%			$886,115,787

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

PR — Prerefunded

RB — Revenue Bond

Insured by:

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AGM-CR — AGM Insured Custodial Receipts

AMBAC — Ambac Assurance Corp.

BHAC — Berkshire Hathaway Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

NPFGC-FGIC — National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

RADIAN-IBCC — Radian Asset Assurance – Insured Bond Custodial Certificate

[a]	Zero-coupon bond.
[b]	Variable rate security that is payable on demand on each reset date. Rate shown is the rate in effect as of period end.

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CALIFORNIA MUNI BOND ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal bonds & notes	$—	$883,607,508	$—	$883,607,508

Total	$—	$883,607,508	$—	$883,607,508

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 99.03%

ALABAMA — 0.45%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20		$2,000	$2,157,640
5.00%, 09/01/24	(PR 09/01/22)	2,500	2,826,775
5.00%, 09/01/30	(Call 09/01/24)	2,000	2,290,400
Series 2007-2, Class A4
5.00%, 09/01/28	(Call 09/01/24)	3,500	4,030,810
Series A
4.00%, 06/01/37	(Call 09/01/27)	3,190	3,354,827
5.00%, 09/01/35	(Call 09/01/26)	1,000	1,153,080
5.00%, 09/01/36	(Call 09/01/26)	5,000	5,753,250
5.00%, 06/01/37	(Call 09/01/27)	1,000	1,163,320
Series B
5.00%, 09/01/24		1,600	1,866,688
Alabama Public School & College Authority RB
Series A
5.00%, 05/01/18		500	503,060
5.00%, 05/01/19		1,120	1,165,438
Series B
5.00%, 01/01/22		6,875	7,664,044
5.00%, 01/01/24		1,000	1,156,550
5.00%, 01/01/26	(Call 07/01/24)	2,000	2,302,380
Auburn University RB
Series A
4.00%, 06/01/41	(Call 06/01/26)	2,000	2,059,440
Water Works Board of the City of Birmingham (The) RB
5.00%, 01/01/41	(PR 01/01/21)	1,185	1,292,942

			40,740,644
ALASKA — 0.02%
City of Anchorage AK Electric Revenue RB
Series A
4.00%, 12/01/44	(Call 12/01/24)	2,000	2,036,640

			2,036,640
ARIZONA — 1.32%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24		1,000	1,165,880
5.00%, 07/01/30	(Call 07/01/24)	2,000	2,292,260

Security		Principal (000s)	Value
Series A
5.00%, 07/01/21		$1,500	$1,656,000
5.00%, 07/01/22		4,000	4,498,840
5.00%, 07/01/24	(Call 07/01/21)	935	1,027,453
5.00%, 07/01/29	(PR 07/01/22)	285	319,913
5.00%, 07/01/29	(Call 07/01/22)	715	794,429
5.00%, 07/01/30	(PR 07/01/22)	895	1,004,638
5.00%, 07/01/30	(Call 07/01/22)	1,105	1,227,268
Arizona School Facilities Board COP
5.13%, 09/01/21	(PR 09/01/18)	1,000	1,019,050
5.25%, 09/01/23	(PR 09/01/18)	1,465	1,493,802
5.75%, 09/01/19	(PR 09/01/18)	1,250	1,277,662
Series A
5.00%, 09/01/21		2,285	2,524,399
5.00%, 09/01/23		750	856,508
Arizona State University RB
Series A
5.00%, 07/01/42	(PR 07/01/22)	1,000	1,126,930
Series B
5.00%, 07/01/47	(Call 07/01/26)	1,500	1,690,170
Arizona Transportation Board RB
5.00%, 07/01/23		1,500	1,719,060
5.00%, 07/01/24	(PR 07/01/19)	685	716,174
5.25%, 07/01/20	(PR 07/01/19)	480	503,746
Arizona Water Infrastructure Finance Authority RB
Series A
5.00%, 10/01/22		1,425	1,616,548
5.00%, 10/01/30	(PR 10/01/20)	2,600	2,823,262
City of Mesa AZ Utility System Revenue RB
4.00%, 07/01/32	(Call 07/01/26)	1,500	1,594,995
City of Phoenix AZ GO
4.00%, 07/01/24		1,040	1,148,098
4.00%, 07/01/25	(Call 07/01/24)	2,000	2,199,180
5.00%, 07/01/25		3,800	4,474,348
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/19		1,000	1,045,100
5.00%, 07/01/20		3,000	3,227,340
Series 2015A
5.00%, 07/01/45	(Call 07/01/25)	2,000	2,226,580
Series A
5.00%, 07/01/39	(PR 07/01/19)	800	836,952

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 07/01/40	(PR 07/01/20)	$1,700	$1,830,866
5.00%, 07/01/41	(Call 07/01/25)	2,000	2,255,780
Series B
5.00%, 07/01/20		2,000	2,153,960
5.00%, 07/01/26	(Call 07/01/24)	1,000	1,158,830
5.00%, 07/01/27	(Call 07/01/24)	3,000	3,463,110
Series D
5.00%, 07/01/35	(Call 07/01/27)	2,500	2,860,400
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/23		2,500	2,861,025
Maricopa County Community College District GO
5.00%, 07/01/20		2,035	2,194,076
5.00%, 07/01/21		4,840	5,348,297
Pinal County Electric District No. 3 RB
5.25%, 07/01/41	(PR 07/01/21)	1,000	1,113,420
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/28		1,000	1,208,910
5.00%, 01/01/31	(Call 01/01/28)	2,000	2,381,440
5.00%, 12/01/34	(Call 06/01/25)	2,500	2,853,100
5.00%, 01/01/36	(Call 01/01/28)	5,500	6,430,270
Series A
4.00%, 01/01/38	(Call 01/01/27)	2,000	2,106,420
5.00%, 12/01/26	(Call 12/01/21)	2,030	2,249,524
5.00%, 01/01/27		1,000	1,197,840
5.00%, 12/01/28	(Call 12/01/21)	2,075	2,295,427
5.00%, 12/01/29	(Call 06/01/22)	400	446,368
5.00%, 12/01/30	(Call 06/01/22)	2,500	2,788,725
5.00%, 12/01/31	(Call 06/01/22)	2,100	2,338,917
5.00%, 01/01/32	(PR 01/01/19)	3,045	3,136,167
5.00%, 01/01/38	(Call 01/01/27)	8,350	9,601,832
5.00%, 12/01/45	(Call 06/01/25)	5,000	5,619,050
Series B
5.00%, 12/01/19		500	529,790
State of Arizona COP
Series A
5.00%, 10/01/18	(AGM)	200	203,864
5.00%, 10/01/29	(Call 10/01/19) (AGM)	1,000	1,049,150
5.25%, 10/01/20	(Call 10/01/19) (AGM)	355	374,681

			120,157,824

Security		Principal (000s)	Value
ARKANSAS — 0.08%
State of Arkansas GO
4.00%, 06/15/20		$2,000	$2,107,760
5.00%, 06/15/21		4,885	5,391,379

			7,499,139
CALIFORNIA — 22.52%
Acalanes Union High School District GO
Series A
0.00%, 08/01/39	(Call 08/01/29)[a]	3,000	2,721,570
Alameda Corridor Transportation Authority RB
Series B
5.00%, 10/01/34	(Call 10/01/26)	2,000	2,239,520
5.00%, 10/01/36	(Call 10/01/26)	1,000	1,130,100
5.00%, 10/01/37	(Call 10/01/26)	4,950	5,507,766
Alameda County Transportation Commission RB
4.00%, 03/01/22		500	543,655
Allan Hancock Joint Community College District/CA GO
Series C
0.00%, 08/01/47	(Call 08/01/40)[a]	6,000	3,711,540
Alvord Unified School District GO
Series B
0.00%, 08/01/36	(AGM)[a]	2,000	936,560
0.00%, 08/01/43	(AGM)[a]	6,415	2,250,703
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/34	(Call 10/01/21)	1,150	1,266,530
5.00%, 10/01/34	(PR 10/01/21)	850	947,028
5.00%, 10/01/35	(PR 10/01/21)	590	657,349
5.00%, 10/01/35	(Call 10/01/21)	795	874,110
5.00%, 10/01/41	(PR 10/01/21)	680	757,622
5.00%, 10/01/41	(Call 10/01/21)	920	1,005,891
Anaheim Public Financing Authority RB
Series C
0.00%, 09/01/32	(AGM)[a]	3,040	1,724,258
Bay Area Toll Authority RB
1.38%, 04/01/53	(Put 04/01/20)[b]	2,200	2,188,120
2.13%, 04/01/53	(Put 04/01/25)[b]	2,000	1,942,700
2.85%, 04/01/47	(Put 04/01/25)[b]	4,000	4,106,480

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
2.95%, 04/01/47	(Put 04/01/26)[b]	$1,000	$1,022,540
4.00%, 04/01/33	(Call 04/01/27)	1,800	1,927,332
4.00%, 04/01/37	(Call 04/01/27)	3,000	3,161,130
4.00%, 04/01/38	(Call 04/01/27)	4,950	5,196,064
4.00%, 04/01/42	(Call 04/01/27)	2,500	2,604,375
5.00%, 04/01/28		1,600	1,962,448
Series C
1.88%, 04/01/47	(Put 04/01/19)[b]	9,115	9,139,337
Series D
1.88%, 04/01/34	(Put 04/01/20)[b]	2,200	2,204,950
Series F-1
5.00%, 04/01/23	(Call 04/01/22)	1,860	2,097,038
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,127,860
5.00%, 04/01/28	(PR 04/01/19)	25	25,981
5.00%, 04/01/28	(Call 04/01/22)	1,595	1,788,234
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,235,620
5.00%, 04/01/31	(Call 04/01/22)	1,315	1,467,724
5.00%, 04/01/34	(PR 04/01/18)	500	501,570
5.00%, 04/01/39	(PR 04/01/18)	2,675	2,683,399
5.00%, 04/01/54	(Call 04/01/24)	3,000	3,315,360
5.13%, 04/01/39	(PR 04/01/19)	825	858,470
5.25%, 04/01/24	(PR 04/01/19)	2,500	2,604,750
5.50%, 04/01/43	(PR 04/01/18)	1,400	1,404,970
5.63%, 04/01/44	(PR 04/01/19)	1,295	1,354,453
Series F-2
4.00%, 04/01/21		1,000	1,072,160
Series S-2
5.00%, 10/01/42	(PR 10/01/20)	2,510	2,732,185
Series S-4
5.00%, 04/01/29	(PR 04/01/23)	1,090	1,251,756
5.00%, 04/01/32	(PR 04/01/23)	2,000	2,296,800
5.00%, 04/01/43	(PR 04/01/23)	1,750	2,009,700
5.25%, 04/01/48	(PR 04/01/23)	2,250	2,610,990
5.25%, 04/01/53	(PR 04/01/23)	370	429,363
Series S-6
5.00%, 10/01/54	(Call 10/01/24)	4,000	4,439,120
Bay Area Water Supply & Conservation Agency RB
Series A
5.00%, 10/01/34	(Call 04/01/23)	1,500	1,694,655
Beverly Hills Unified School District CA GO
0.00%, 08/01/33[a]		1,000	589,340

Security		Principal (000s)	Value
California Educational Facilities Authority RB
5.00%, 04/01/45	(Call 04/01/25)	$2,000	$2,217,190
5.00%, 10/01/49	(Call 04/01/26)	500	565,905
Series T-1
5.00%, 03/15/39		1,015	1,275,216
Series U-2
5.00%, 10/01/32		5,000	6,254,700
Series U-3
5.00%, 06/01/43		4,000	5,110,360
Series U-6
5.00%, 05/01/45		4,400	5,660,204
Series U-7
5.00%, 06/01/46		5,000	6,455,600
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/23	(ETM) (AGM)	2,845	3,285,349
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	2,000	2,456,820
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	500	614,205
5.00%, 05/15/42	(Call 05/15/28)	1,500	1,734,795
5.13%, 07/01/37	(PR 07/01/26) (AMBAC)	5,710	6,945,701
Series A
4.00%, 10/01/45	(Call 10/01/26)	1,500	1,563,060
5.00%, 10/01/41	(Call 10/01/26)	1,010	1,164,267
California Municipal Finance Authority RB
5.00%, 06/01/42	(Call 06/01/27)	2,110	2,424,580
5.00%, 01/01/48	(Call 01/01/28)	1,000	1,157,150
California State Public Works Board RB
Series A
5.00%, 12/01/19	(AMBAC)	10	10,411
5.00%, 04/01/20		690	738,983
5.00%, 04/01/21		1,500	1,648,410
5.00%, 04/01/22		1,810	2,032,304
5.00%, 09/01/27	(Call 09/01/24)	2,175	2,506,274
5.00%, 04/01/30	(Call 04/01/22)	5,500	6,097,795
5.00%, 09/01/32	(Call 09/01/24)	1,535	1,740,183
5.00%, 04/01/37	(Call 04/01/22)	1,710	1,883,907
5.00%, 03/01/38	(Call 03/01/23)	3,155	3,492,112

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 09/01/39	(Call 09/01/24)	$1,000	$1,117,890
6.25%, 04/01/34	(PR 04/01/19)	1,725	1,815,735
Series A-1
6.00%, 03/01/35	(PR 03/01/20)	1,000	1,089,040
Series B
5.00%, 10/01/22		1,800	2,042,802
5.00%, 10/01/25		3,910	4,625,569
5.00%, 10/01/39	(Call 10/01/24)	2,750	3,077,910
Series C
4.00%, 06/01/28	(Call 06/01/22)	200	211,846
Series D
5.00%, 12/01/23	(Call 12/01/21)	1,500	1,670,250
5.00%, 12/01/31	(Call 12/01/21)	750	824,543
Series F
5.00%, 05/01/20		1,000	1,073,560
5.00%, 05/01/23		3,420	3,919,115
5.00%, 05/01/26	(Call 05/01/25)	1,990	2,321,494
5.00%, 05/01/27	(Call 05/01/25)	4,280	4,968,566
Series G
5.00%, 01/01/19		2,780	2,864,873
5.00%, 01/01/21		4,505	4,916,667
5.00%, 11/01/37	(Call 11/01/22)	3,175	3,540,061
Series G-1
5.75%, 10/01/30	(PR 10/01/19)	3,025	3,228,976
Series H
5.00%, 12/01/19		4,900	5,195,421
5.00%, 09/01/38	(PR 09/01/23)	1,000	1,158,260
Series I
5.00%, 11/01/38	(Call 11/01/23)	6,830	7,649,668
Series I-1
6.38%, 11/01/34	(PR 11/01/19)	600	648,600
California State University RB
Series A
4.00%, 11/01/28	(Call 11/01/22)	1,680	1,809,444
4.00%, 11/01/34	(Call 05/01/26)	1,000	1,052,630
4.00%, 11/01/34	(Call 11/01/25)	2,000	2,103,740
4.00%, 11/01/35	(Call 05/01/26)	5,000	5,248,500
4.00%, 11/01/45	(Call 05/01/26)	4,960	5,123,928
5.00%, 11/01/23		1,000	1,163,940
5.00%, 11/01/24	(Call 11/01/21)	1,250	1,392,125
5.00%, 11/01/24	(Call 11/01/23)	1,000	1,159,280
5.00%, 11/01/25	(Call 11/01/23)	1,400	1,619,744
5.00%, 11/01/27	(Call 11/01/22)	1,170	1,326,090

Security		Principal (000s)	Value
5.00%, 11/01/30	(Call 11/01/25)	$2,000	$2,346,700
5.00%, 11/01/31	(Call 05/01/26)	500	587,740
5.00%, 11/01/31	(Call 05/01/27)	1,500	1,785,075
5.00%, 11/01/32	(Call 05/01/26)	1,000	1,171,470
5.00%, 11/01/33	(Call 11/01/25)	1,500	1,744,110
5.00%, 11/01/34	(Call 11/01/24)	2,950	3,401,969
5.00%, 11/01/37	(Call 11/01/22)	5,320	5,936,641
5.00%, 11/01/38	(Call 05/01/27)	2,500	2,887,075
5.00%, 11/01/39	(PR 05/01/18) (AGM)	985	991,235
5.00%, 11/01/39	(Call 05/01/18) (AGM)	15	15,093
5.00%, 11/01/39	(Call 11/01/24)	500	570,015
5.00%, 11/01/41	(Call 05/01/26)	1,005	1,145,640
5.00%, 11/01/44	(Call 11/01/24)	700	789,369
5.00%, 11/01/45	(Call 05/01/26)	2,800	3,183,180
5.00%, 11/01/47	(Call 05/01/27)	2,500	2,837,850
5.00%, 11/01/47	(Call 11/01/25)	1,000	1,135,990
5.25%, 11/01/34	(PR 05/01/19)	500	522,495
5.25%, 11/01/38	(PR 05/01/19)	1,575	1,645,859
California Statewide Communities Development Authority RB
Series A
5.00%, 05/15/42	(Call 05/15/27)	500	559,385
Centinela Valley Union High School District GO
Series B
0.00%, 08/01/45	(Call 08/01/22) (AGM)[a]	4,000	917,040
Cerritos Community College District GO
Series A
4.00%, 08/01/44	(Call 08/01/24)	1,750	1,795,780
Chabot-Las Positas Community College District GO
4.00%, 08/01/33	(Call 08/01/26)	2,000	2,120,200
4.00%, 08/01/34	(Call 08/01/26)	2,845	3,005,202
5.00%, 08/01/31	(Call 08/01/23)	1,200	1,363,368
Series A
4.00%, 08/01/19		1,500	1,556,550
Chaffey Joint Union High School District GO
Series B
4.00%, 08/01/44	(Call 02/01/25)	2,000	2,062,140

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
City & County of San Francisco CA COP
Series A
5.00%, 04/01/29	(Call 04/01/19)	$500	$518,460
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/18		2,500	2,527,275
5.00%, 06/15/21		25	27,727
5.00%, 06/15/22	(Call 12/15/21)	1,000	1,123,220
City of Los Angeles CA GO
Series B
5.00%, 09/01/19		1,200	1,264,524
5.00%, 09/01/20		1,250	1,357,800
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/19		4,425	4,624,567
5.00%, 06/01/26	(Call 06/01/23)	1,000	1,146,550
5.00%, 06/01/34	(Call 06/01/23)	1,000	1,131,120
5.00%, 06/01/39	(PR 06/01/19)	500	522,485
5.00%, 06/01/43	(Call 06/01/23)	6,500	7,236,710
5.25%, 06/01/47	(Call 06/01/27)	1,500	1,761,450
Series B
5.00%, 06/01/22		2,625	2,970,371
5.00%, 06/01/31	(Call 06/01/22)	1,000	1,117,220
5.00%, 06/01/32	(Call 06/01/22)	400	446,368
City of Los Angeles Department of Airports RB
Series A
5.00%, 05/15/26	(Call 05/15/20)	2,705	2,898,948
5.00%, 05/15/28	(Call 05/15/20)	2,000	2,142,500
5.00%, 05/15/32	(Call 05/15/20)	1,125	1,204,403
5.00%, 05/15/34	(Call 05/15/19)	8,600	8,951,998
5.00%, 05/15/35	(Call 05/15/20)	4,870	5,210,413
5.00%, 05/15/40	(Call 05/15/20)	7,950	8,502,127
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,043,410
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	554,620
5.00%, 05/15/40	(Call 05/15/20)	3,000	3,187,560
Series C
5.00%, 05/15/38	(Call 05/15/25)	3,100	3,488,120
Series D
5.25%, 05/15/33	(Call 05/15/20)	700	753,011

Security		Principal (000s)	Value
City of Redding CA Electric System Revenue COP
Series A
5.00%, 06/01/30	(PR 06/01/18) (AGM)	$580	$585,411
5.00%, 06/01/30	(Call 06/01/18) (AGM)	420	423,919
City of Sacramento CA Water Revenue RB
5.00%, 09/01/42	(Call 09/01/23)	750	842,055
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/25	(Call 05/01/25)	800	947,112
5.00%, 11/01/27	(Call 11/01/26)	6,500	7,837,245
5.00%, 11/01/29	(Call 11/01/26)	3,000	3,580,890
5.00%, 11/01/31	(Call 05/01/25)	2,000	2,316,080
5.00%, 11/01/32	(Call 05/01/25)	2,000	2,307,600
Series A
4.00%, 11/01/39	(Call 11/01/26)	2,000	2,086,280
5.00%, 11/01/30	(PR 11/01/21)	5,500	6,150,265
5.00%, 11/01/32	(PR 11/01/21)	400	447,292
5.00%, 11/01/33	(Call 11/01/26)	2,000	2,351,480
5.00%, 11/01/35	(PR 05/01/22)	1,355	1,529,321
5.00%, 11/01/35	(Call 05/01/22)	2,645	2,942,510
5.00%, 11/01/37	(Call 05/01/22)	1,000	1,109,960
5.00%, 11/01/41	(Call 11/01/21)	2,750	3,016,502
5.00%, 11/01/43	(Call 05/01/22)	1,000	1,102,410
Series B
5.00%, 11/01/39	(PR 11/01/19)	1,000	1,058,470
Series D
5.00%, 11/01/34	(Call 11/01/27)	2,000	2,372,080
Clovis Unified School District GO
Series D
4.00%, 08/01/40	(Call 08/01/25)	1,000	1,029,740
Coast Community College District GO
0.00%, 08/01/34	(Call 08/01/25)[a]	2,000	1,051,340
5.00%, 08/01/29	(Call 08/01/25)	2,000	2,330,520
Series A
5.00%, 08/01/38	(Call 08/01/23)	3,580	4,016,975
Series B
0.00%, 08/01/27	(AGM)[a]	6,475	4,901,251
Series D
4.00%, 08/01/42	(Call 08/01/27)	2,000	2,084,460

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	$10,155	$11,400,003
Series A
4.00%, 08/01/39	(Call 08/01/24)	750	774,848
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40	(Call 07/01/20)	1,145	1,221,188
Series A
5.00%, 07/01/41	(Call 07/01/26)	3,500	3,957,345
Series B
5.75%, 07/01/39	(Call 07/01/18)	1,250	1,268,000
Series C
6.00%, 07/01/41	(PR 07/01/18)	1,705	1,731,769
County of Santa Clara CA GO
4.00%, 08/01/39	(Call 08/01/22)	2,250	2,324,430
Series C
4.00%, 08/01/38	(Call 08/01/27)	3,015	3,197,046
Cucamonga Valley Water District RB
Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	750	838,590
Desert Community College District GO
4.00%, 08/01/39	(Call 08/01/27)	3,500	3,653,545
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B
5.00%, 06/01/24		500	588,630
Series A
5.00%, 06/01/36	(PR 06/01/20)	13,210	14,239,852
5.00%, 06/01/36	(Call 06/01/25)	1,925	2,218,678
5.00%, 06/01/42	(Call 06/01/27)	750	870,315
5.00%, 06/01/45	(Call 06/01/27)	2,465	2,853,952
Series B
5.00%, 06/01/22		2,000	2,268,400
5.00%, 06/01/23		1,000	1,156,800
5.00%, 06/01/31	(Call 06/01/27)	2,000	2,379,540
5.00%, 06/01/34	(Call 06/01/27)	4,800	5,650,608
Eastern Municipal Water District COP
Series H
5.00%, 07/01/35	(PR 07/01/18)	500	506,290

Security		Principal (000s)	Value
Eastern Municipal Water District Financing Authority RB
Series D
5.00%, 07/01/47	(Call 07/01/27)	$1,500	$1,720,155
El Camino Community College District GO
Series 2012-A
4.00%, 08/01/45	(Call 08/01/26)	2,000	2,072,280
Series C
0.00%, 08/01/32[a]		200	122,674
0.00%, 08/01/34[a]		8,415	4,722,919
El Dorado Irrigation District/El Dorado County Water Agency RB
Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	500	564,165
Escondido Union High School District GO
Series C
0.00%, 08/01/46[a]		1,905	573,938
0.00%, 08/01/51[a]		2,850	689,016
Foothill-De Anza Community College District GO
4.00%, 08/01/40	(Call 08/01/26)	4,000	4,192,160
Series C
5.00%, 08/01/36	(PR 08/01/21)	1,000	1,111,100
5.00%, 08/01/40	(PR 08/01/21)	4,750	5,277,725
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/34	(AGM)[a]	1,000	521,900
0.00%, 01/15/35	(AGM)[a]	1,700	845,988
Series A
0.00%, 01/01/20	(ETM)[a]	1,355	1,315,800
0.00%, 01/01/23	(ETM)[a]	500	451,145
0.00%, 01/01/25	(ETM)[a]	200	169,582
0.00%, 01/01/26	(ETM)[a]	1,500	1,230,990
0.00%, 01/01/28	(ETM)[a]	4,450	3,405,451
0.00%, 01/01/30	(ETM)[a]	1,000	703,900
6.00%, 01/15/53	(Call 01/15/24)	4,500	5,247,765
Series B-1
3.95%, 01/15/53	(Call 07/15/27)	1,800	1,760,544
Fremont Union High School District GO
4.00%, 08/01/40	(Call 08/01/24)	2,000	2,075,600

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Glendale Unified School District/CA GO
Series B
4.00%, 09/01/41	(Call 09/01/25)	$1,650	$1,708,394
Hayward Area Recreation & Park District GO
Series A
4.00%, 08/01/46	(Call 08/01/27)	8,950	9,298,781
Long Beach Community College District GO
Series B
0.00%, 08/01/49	(Call 08/01/42)[a]	2,000	1,237,100
5.00%, 08/01/39	(PR 08/01/22)	1,500	1,703,445
Long Beach Unified School District GO
Series D-1
0.00%, 08/01/39	(Call 02/01/25)[a]	800	327,376
Los Angeles Community College District/CA GO
4.00%, 08/01/37	(Call 08/01/26)	1,500	1,569,825
Series A
4.00%, 08/01/32	(Call 08/01/24)	1,000	1,062,130
4.00%, 08/01/33	(Call 08/01/24)	2,960	3,135,025
5.00%, 08/01/22		1,000	1,136,550
5.00%, 08/01/29	(Call 08/01/24)	9,790	11,370,400
5.00%, 08/01/30	(Call 08/01/24)	8,935	10,348,517
5.00%, 08/01/31	(Call 08/01/24)	2,000	2,309,940
6.00%, 08/01/33	(PR 08/01/19)	3,000	3,192,930
Series C
5.00%, 06/01/26		1,000	1,205,910
Series E-1
5.00%, 08/01/33	(PR 08/01/18)	7,020	7,130,565
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/20	(PR 08/15/18)	1,200	1,220,688
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/20		3,300	3,569,016
5.00%, 07/01/21	(Call 07/01/18) (AGM)	2,030	2,055,334
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	202,436

Security		Principal (000s)	Value
5.00%, 06/01/36	(Call 06/01/26)	$2,500	$2,902,425
5.00%, 07/01/40	(Call 07/01/27)	3,000	3,479,730
5.00%, 07/01/42	(Call 07/01/27)	2,585	2,984,744
Series B
5.00%, 07/01/22	(PR 07/01/21)	1,000	1,108,790
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/37	(Call 08/01/22)	1,000	1,104,720
Series D
4.00%, 12/01/40	(Call 12/01/25)	3,765	3,907,166
5.00%, 12/01/45	(Call 12/01/25)	2,000	2,242,280
Los Angeles County Sanitation Districts Financing Authority RB
Series A
5.00%, 10/01/20		1,000	1,088,790
Los Angeles Department of Water & Power System Revenue RB
Series A
5.00%, 07/01/20		2,545	2,754,301
5.00%, 07/01/21		35	38,904
5.00%, 07/01/22	(PR 07/01/21)	20	22,107
5.00%, 07/01/22	(Call 07/01/21)	1,480	1,640,506
5.00%, 07/01/28	(Call 01/01/25)	2,000	2,324,380
5.00%, 07/01/46	(Call 01/01/26)	5,900	6,669,478
Series A-1
5.25%, 07/01/38	(Call 07/01/18)	1,920	1,944,307
Series B
5.00%, 07/01/25	(Call 07/01/20)	2,000	2,155,860
5.00%, 07/01/30	(Call 07/01/23)	1,500	1,714,185
5.00%, 07/01/32	(Call 01/01/24)	1,145	1,308,724
5.00%, 07/01/36	(Call 01/01/27)	2,000	2,319,980
5.00%, 07/01/42	(Call 01/01/26)	1,095	1,241,872
5.00%, 07/01/43	(Call 01/01/24)	1,780	1,987,210
5.00%, 07/01/43	(Call 07/01/22)	4,415	4,869,039
5.25%, 07/01/24	(PR 07/01/19)	15	15,742
5.25%, 07/01/24	(Call 07/01/19)	1,630	1,715,298
Series C
5.00%, 07/01/26	(Call 07/01/24)	6,315	7,374,720
5.00%, 07/01/47	(Call 07/01/27)	2,000	2,297,020
Series D
5.00%, 07/01/35	(Call 07/01/24)	1,250	1,422,463
5.00%, 07/01/44	(Call 07/01/24)	9,455	10,612,859
Series E
5.00%, 07/01/44	(Call 07/01/24)	2,000	2,244,920

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Los Angeles Department of Water RB
Series A
5.00%, 07/01/36	(Call 01/01/21)	$5,000	$5,417,850
5.00%, 07/01/43	(Call 07/01/22)	2,500	2,757,100
5.00%, 07/01/44	(Call 01/01/27)	3,000	3,432,270
5.00%, 07/01/46	(Call 01/01/26)	4,000	4,521,680
5.00%, 07/01/48	(Call 01/01/28)	2,000	2,301,500
Series B
5.00%, 07/01/33	(Call 07/01/23)	2,500	2,839,425
5.00%, 07/01/34	(Call 07/01/23)	1,200	1,359,696
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,114,150
5.00%, 07/01/43	(Call 07/01/22)	4,540	5,006,894
5.00%, 07/01/46	(Call 01/01/26)	3,925	4,436,898
Los Angeles Unified School District/CA GO
Series A
4.00%, 07/01/33	(Call 07/01/25)	1,000	1,056,560
5.00%, 07/01/19		3,000	3,142,620
5.00%, 07/01/20		4,000	4,321,280
5.00%, 07/01/22		5,295	6,000,082
5.00%, 07/01/23		2,500	2,886,950
5.00%, 07/01/24		3,000	3,524,790
5.00%, 07/01/25		3,400	4,046,238
5.00%, 07/01/27		3,460	4,188,607
5.00%, 07/01/29	(Call 07/01/21)	1,000	1,102,630
5.00%, 07/01/29	(Call 07/01/25)	4,000	4,636,840
5.00%, 07/01/30	(Call 07/01/21)	3,080	3,389,817
5.00%, 07/01/31	(Call 07/01/21)	4,110	4,516,397
5.00%, 07/01/40	(Call 07/01/25)	4,000	4,531,200
Series A-2
5.00%, 07/01/21		3,000	3,326,370
Series B
5.00%, 07/01/18		2,575	2,607,574
5.00%, 07/01/21		1,455	1,613,289
Series B-1
5.00%, 07/01/26		1,500	1,798,560
5.00%, 07/01/34	(Call 01/01/28)	2,500	2,936,175
5.00%, 07/01/36	(Call 01/01/28)	2,000	2,337,780
5.00%, 07/01/38	(Call 01/01/28)	2,000	2,332,240
5.25%, 07/01/42	(Call 01/01/28)	2,000	2,365,080
Series C
5.00%, 07/01/22		1,705	1,932,038
5.00%, 07/01/23		4,140	4,780,789

Security		Principal (000s)	Value
5.00%, 07/01/25	(Call 07/01/24)	$2,050	$2,399,299
5.00%, 07/01/30	(Call 07/01/24)	750	867,210
Series D
5.00%, 07/01/26	(Call 07/01/24)	1,550	1,808,106
5.00%, 01/01/34	(Call 07/01/19)	250	261,040
5.20%, 07/01/29	(Call 07/01/19)	1,000	1,048,130
Series I
5.00%, 07/01/27	(Call 07/01/19)	6,890	7,207,284
5.00%, 07/01/29	(Call 07/01/19)	1,200	1,254,612
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/19	(PR 07/01/18) (AGM)	30	30,372
5.00%, 07/01/19	(Call 07/01/18) (AGM)	270	273,070
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51	(AGM)[a]	750	176,835
0.00%, 08/01/51	(PR 08/01/21) (AGM)[a]	1,175	108,394
Merced Union High School District GO
Series C
0.00%, 08/01/46	(PR 08/01/21)[a]	1,500	235,425
Metropolitan Water District of Southern California RB
5.75%, 08/10/18		900	917,316
Series A
5.00%, 07/01/28	(Call 07/01/25)	8,695	10,257,231
Series B
5.00%, 08/01/20	(Call 07/01/20)	2,000	2,163,040
Series C
5.00%, 10/01/26	(Call 10/01/21)	200	222,830
5.00%, 10/01/27		1,000	1,219,420
Series E
5.00%, 07/01/23		1,000	1,155,870
Series G
5.00%, 07/01/28	(Call 07/01/22)	560	631,826
Modesto Irrigation District COP
Series A
6.00%, 10/01/39	(PR 04/01/19)	500	524,603

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Mount Diablo Unified School District/CA GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)[a]	$2,530	$2,358,415
Series E
5.00%, 06/01/37	(Call 08/01/22)	4,355	4,814,888
Mount San Antonio Community College District GO
0.00%, 08/01/28	(Call 02/01/28)[a]	1,000	954,360
0.00%, 08/01/43	(Call 08/01/35)[a]	11,570	9,397,038
Municipal Improvement Corp. of Los Angeles RB
Series B
4.00%, 11/01/34	(Call 11/01/26)	800	840,024
5.00%, 11/01/30	(Call 11/01/26)	2,000	2,349,800
Newport Mesa Unified School District GO
0.00%, 08/01/34[a]		1,500	844,605
0.00%, 08/01/36[a]		1,400	723,142
0.00%, 08/01/38[a]		1,500	709,680
0.00%, 08/01/41	(PR 08/01/21)[a]	2,520	580,306
0.00%, 08/01/43	(Call 08/01/27)[a]	1,500	542,790
0.00%, 08/01/44	(Call 08/01/27)[a]	1,125	390,128
0.00%, 08/01/45	(Call 08/01/27)[a]	2,500	826,175
Palomar Community College District GO
4.00%, 08/01/45	(Call 08/01/27)	1,900	1,958,653
Series C
4.00%, 08/01/40	(Call 08/01/25)	1,000	1,036,350
Series D
4.00%, 08/01/46	(Call 08/01/27)	500	514,225
5.25%, 08/01/45	(Call 08/01/27)	1,000	1,180,620
Peralta Community College District GO
Series C
5.00%, 08/01/39	(PR 08/01/19)	500	525,180
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42[a]		1,205	454,924
Series D
0.00%, 08/01/46[a]		2,500	783,850

Security		Principal (000s)	Value
Port of Los Angeles RB
Series B
5.00%, 08/01/44	(Call 08/01/24)	$2,430	$2,734,212
Series C
5.25%, 08/01/23	(Call 08/01/19)	1,000	1,053,270
Poway Unified School District GO
0.00%, 08/01/33[a]		1,000	570,020
0.00%, 08/01/36[a]		13,250	6,541,657
0.00%, 08/01/41[a]		1,500	586,650
0.00%, 08/01/46[a]		5,500	1,647,745
0.00%, 08/01/51[a]		1,250	296,850
Series B
0.00%, 08/01/34[a]		4,630	2,512,099
Rio Hondo Community College District/CA GO
0.00%, 08/01/42	(Call 08/01/34)[a]	560	581,633
Series 2004-C
0.00%, 08/01/42	(Call 08/01/34)[a]	5,000	5,270,300
Riverside CA Sewer Revenue RB
Series A
5.00%, 08/01/40	(Call 08/01/25)	1,690	1,892,868
Riverside County Public Financing Authority RB
5.25%, 11/01/45	(Call 11/01/25)	1,000	1,151,510
Riverside County Transportation Commission RB
Series A
5.25%, 06/01/39	(PR 06/01/23)	1,500	1,748,145
5.75%, 06/01/48	(Call 06/01/23)	2,000	2,219,960
Series B
5.00%, 06/01/35	(Call 12/01/27)	1,000	1,169,740
5.00%, 06/01/39	(Call 12/01/27)	1,000	1,157,820
Sacramento Area Flood Control Agency SA
Series A
5.00%, 10/01/41	(Call 10/01/26)	2,000	2,284,320
Sacramento City Financing Authority RB
5.25%, 12/01/30	(AMBAC)	440	524,590
Series A
5.40%, 11/01/20	(AMBAC)	270	285,679

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Sacramento County Sanitation Districts Financing Authority RB
Series A
5.00%, 12/01/44	(Call 06/01/24)	$2,000	$2,241,960
Sacramento Municipal Utility District RB
Series A
5.00%, 08/15/41	(Call 08/15/23)	7,910	8,826,611
Series E
5.00%, 08/15/24		1,500	1,769,145
Series U
5.00%, 08/15/27	(PR 08/15/18) (AGM)	735	747,502
5.00%, 08/15/27	(Call 08/15/18) (AGM)	1,170	1,189,738
Series X
5.00%, 08/15/20		550	596,877
5.00%, 08/15/25	(PR 08/15/21)	255	282,288
5.00%, 08/15/25	(Call 08/15/21)	745	826,570
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	300	306,144
San Diego Community College District GO
5.00%, 08/01/28	(Call 08/01/26)	1,000	1,197,000
5.00%, 08/01/29	(PR 08/01/21)	120	133,332
5.00%, 08/01/30	(Call 08/01/23)	1,250	1,435,950
5.00%, 08/01/30	(Call 08/01/26)	3,500	4,157,230
5.00%, 08/01/31	(Call 08/01/26)	8,000	9,449,040
5.00%, 08/01/43	(Call 08/01/23)	1,490	1,682,314
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,420	1,514,813
5.00%, 07/01/43	(Call 07/01/23)	1,250	1,393,775
San Diego County Regional Transportation Commission RB
Series A
5.00%, 04/01/41	(Call 04/01/26)	3,000	3,436,890
5.00%, 04/01/42	(Call 04/01/22)	2,000	2,206,680
5.00%, 04/01/48	(Call 04/01/22)	2,500	2,748,125
5.00%, 04/01/48	(Call 04/01/26)	2,270	2,588,345

Security		Principal (000s)	Value
San Diego County Water Authority Financing Corp. COP
Series 2008
5.00%, 05/01/38	(PR 05/01/18)	$10,000	$10,063,300
Series A
5.00%, 05/01/33	(PR 05/01/18) (AGM)	3,800	3,824,054
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/31	(Call 11/01/22)	1,735	1,961,504
5.00%, 05/01/34	(Call 11/01/22)	1,000	1,126,280
Series B
5.00%, 05/01/36	(Call 05/01/26)	2,250	2,610,720
San Diego Public Facilities Financing Authority RB
Series A
5.00%, 10/15/44	(Call 10/15/25)	1,810	2,028,684
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22		1,025	1,159,388
5.00%, 05/15/23		2,555	2,945,532
5.00%, 05/15/25		2,500	2,971,175
Series A
5.00%, 05/15/29	(Call 05/15/26)	2,500	2,962,875
5.25%, 05/15/34	(PR 05/15/19)	8,640	9,041,587
5.25%, 05/15/39	(PR 05/15/19)	1,000	1,046,480
Series B
5.00%, 05/15/18		1,000	1,007,690
5.00%, 05/15/22	(PR 05/15/19)	4,010	4,181,989
5.50%, 05/15/23	(PR 05/15/19)	1,445	1,515,559
San Diego Public Facilities Financing Authority Water Revenue RB
Series B
5.00%, 08/01/28	(Call 08/01/26)	2,500	2,986,200
5.50%, 08/01/39	(PR 08/01/19)	700	739,627
San Diego Regional Building Authority RB
5.38%, 02/01/36	(PR 02/01/19)	1,500	1,555,620
San Diego Unified School District/CA GO
0.00%, 07/01/30[a]		1,300	856,791
0.00%, 07/01/35[a]		2,380	1,243,740

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
0.00%, 07/01/36[a]		$1,500	$748,290
0.00%, 07/01/37[a]		700	332,402
0.00%, 07/01/43[a]		4,140	1,518,138
0.00%, 07/01/44[a]		2,165	761,106
0.00%, 07/01/45[a]		2,590	872,726
Series C
0.00%, 07/01/45[a]		2,000	673,920
0.00%, 07/01/46[a]		275	88,800
0.00%, 07/01/47[a]		1,405	434,693
0.00%, 07/01/48	(Call 07/01/40)[a]	3,250	2,480,205
5.00%, 07/01/35	(Call 07/01/23)	1,715	1,932,239
Series E
0.00%, 07/01/42[a]		5,850	3,764,358
0.00%, 07/01/47	(Call 07/01/42)[a]	3,800	2,503,744
0.00%, 07/01/49[a]		2,500	690,250
Series F-1
5.25%, 07/01/28	(AGM)	1,000	1,252,080
Series G
0.00%, 07/01/38	(Call 01/01/24)[a]	4,000	1,475,280
Series I
4.00%, 07/01/47	(Call 07/01/27)	2,000	2,067,660
Series R-1
0.00%, 07/01/31[a]		2,000	1,265,980
Series R-2
0.00%, 07/01/40[a]		3,475	2,819,163
Series R-5
5.00%, 07/01/29	(Call 07/01/26)	2,000	2,373,840
Series SR-1
4.00%, 07/01/32	(Call 07/01/26)	1,000	1,067,110
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	1,000	1,031,920
Series B-2
4.00%, 02/01/40	(Call 08/01/25)	800	829,080
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/37	(Call 08/01/27)	8,420	8,872,491
Series A
4.00%, 08/01/42	(Call 08/01/27)	1,500	1,569,480
Series D
4.00%, 08/01/34	(Call 08/01/25)	2,000	2,121,080

Security		Principal (000s)	Value
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A
5.00%, 07/01/36	(Call 07/01/22)	$730	$813,972
5.00%, 07/01/36	(PR 07/01/22)	270	304,871
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/19		1,450	1,510,364
5.00%, 05/01/46	(Call 05/01/26)	3,000	3,357,690
Second Series
5.00%, 05/01/26	(Call 05/01/22)	1,000	1,118,830
Series A
4.90%, 05/01/29	(Call 11/01/19)	1,000	1,053,950
Series B
4.90%, 05/01/29	(Call 11/01/19)	1,500	1,580,925
5.00%, 05/01/43	(Call 05/01/23)	2,000	2,201,020
5.00%, 05/01/44	(Call 05/01/24)	2,000	2,224,680
5.00%, 05/01/47	(Call 05/01/27)	2,500	2,823,075
Series C
5.00%, 05/01/23	(PR 05/01/20)	685	734,176
5.00%, 05/01/23	(Call 05/01/20)	920	985,633
Series D
5.00%, 05/01/24	(Call 05/01/21)	2,500	2,749,775
Series E
6.00%, 05/01/39	(Call 05/01/19)	4,000	4,203,000
Series F
5.00%, 05/01/35	(Call 05/01/20)	500	532,145
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series B
4.00%, 10/01/39	(Call 10/01/22)	3,500	3,591,280
4.00%, 10/01/42	(Call 10/01/22)	25,000	25,588,000
San Francisco Municipal Transportation Agency RB
4.00%, 03/01/46	(Call 03/01/27)	3,500	3,631,320
San Joaquin County Transportation Authority RB
4.00%, 03/01/41	(Call 03/01/27)	1,000	1,037,520
Series A
5.50%, 03/01/41	(PR 03/01/21)	4,600	5,112,946

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/19	(ETM)[a]	$980	$968,475
0.00%, 01/01/20	(ETM)[a]	500	485,535
0.00%, 01/01/25	(ETM)[a]	2,100	1,780,611
0.00%, 01/01/27	(ETM)[a]	1,075	846,831
5.00%, 01/15/29	(Call 01/15/25)	1,000	1,122,630
5.00%, 01/15/34	(Call 01/15/25)	2,000	2,203,500
5.00%, 01/15/50	(Call 01/15/25)	7,500	8,128,950
Series A
5.00%, 01/15/44	(Call 01/15/25)	3,000	3,262,980
San Jose Financing Authority RB
Series A
5.00%, 06/01/39	(Call 06/01/23)	3,165	3,526,981
San Marcos Unified School District GO
Series B
0.00%, 08/01/47[a]		1,700	500,021
0.00%, 08/01/51[a]		1,500	365,340
San Mateo County Community College District GO
5.00%, 09/01/45	(Call 09/01/25)	1,000	1,147,120
Series B
0.00%, 09/01/32	(NPFGC)[a]	3,515	2,177,683
Series C
0.00%, 09/01/30	(NPFGC)[a]	4,295	2,877,779
San Mateo Foster City School District/CA GO
0.00%, 08/01/42	(Call 08/01/31)[a]	3,000	2,543,010
San Mateo Joint Powers Financing Authority RB
Series A
5.00%, 07/15/33	(PR 07/15/18)	750	760,545
San Mateo Union High School District GO
0.00%, 09/01/33[a]		500	400,320
0.00%, 09/01/41	(Call 09/01/36)[a]	3,460	2,868,617
Series A
0.00%, 07/01/51	(Call 09/01/41)[a]	4,465	2,732,982
Santa Barbara Secondary High School District GO
Series A
0.00%, 08/01/36[a]		2,500	1,167,425

Security		Principal (000s)	Value
Santa Clara County Financing Authority RB
Series L
5.25%, 05/15/36	(PR 05/15/18)	$1,500	$1,512,510
Santa Clara Valley Water District RB
Series A
5.00%, 06/01/46	(Call 12/01/25)	1,000	1,129,920
Santa Monica Community College District GO
Series B
4.00%, 08/01/44	(Call 08/01/24)	1,500	1,540,110
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/20	(NPFGC)[a]	3,315	3,180,742
South San Francisco Unified School District GO
Series C
4.00%, 09/01/37	(Call 09/01/25)	4,000	4,190,040
Southern California Public Power Authority RB
5.00%, 07/01/26	(Call 01/01/25)	1,500	1,762,890
Series 1
2.00%, 07/01/36	(Put 07/01/20)[b]	1,000	1,009,580
Series 2010-1
5.00%, 07/01/22	(Call 07/01/20)	1,260	1,359,401
5.00%, 07/01/30	(Call 07/01/20)	1,950	2,096,386
Series A
5.00%, 07/01/18		315	318,900
Series B
6.00%, 07/01/25	(PR 07/01/18)	2,500	2,539,250
Southern California Water Replenishment District RB
4.00%, 08/01/45	(Call 08/01/25)	1,500	1,553,535
Southwestern Community College District GO
Series C
0.00%, 08/01/46[a]		1,920	568,704
Series D
5.00%, 08/01/44	(Call 08/01/25)	2,000	2,238,680
State of California Department of Water Resources Power Supply Revenue RB
Series F-3
5.00%, 05/01/21	(PR 05/01/18)	1,500	1,509,495

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series F-5
5.00%, 05/01/22	(PR 05/01/18)	$3,375	$3,396,364
Series H
5.00%, 05/01/21	(PR 05/01/18)	1,500	1,509,409
Series L
5.00%, 05/01/18		1,290	1,298,063
5.00%, 05/01/19		9,445	9,846,129
5.00%, 05/01/21	(PR 05/01/20)	1,805	1,938,570
5.00%, 05/01/21	(Call 05/01/20)	975	1,047,589
5.00%, 05/01/22	(PR 05/01/20)	715	767,910
5.00%, 05/01/22	(Call 05/01/20)	3,185	3,420,690
Series M
4.00%, 05/01/19		1,295	1,335,093
Series N
5.00%, 05/01/18		1,490	1,499,313
5.00%, 05/01/19		3,000	3,127,410
5.00%, 05/01/21		1,540	1,701,377
Series O
5.00%, 05/01/21		1,800	1,988,622
5.00%, 05/01/22		16,895	19,112,131
State of California Department of Water Resources RB
5.00%, 12/01/24	(PR 06/01/18)	650	656,149
5.00%, 12/01/27	(PR 06/01/18)	500	504,730
5.00%, 12/01/28	(PR 06/01/18)	695	701,575
Series AS
5.00%, 12/01/24	(ETM)	10	11,767
5.00%, 12/01/24		2,690	3,196,904
5.00%, 12/01/26	(PR 12/01/24)	5	5,884
5.00%, 12/01/26	(Call 12/01/24)	1,020	1,205,150
5.00%, 12/01/27	(PR 12/01/24)	5	5,884
5.00%, 12/01/27	(Call 12/01/24)	995	1,172,876
5.00%, 12/01/28	(PR 12/01/24)	5	5,884
5.00%, 12/01/28	(Call 12/01/24)	995	1,170,140
Series AW
5.00%, 12/01/30	(Call 12/01/26)	6,000	7,130,280
Series AX
5.00%, 12/01/27		1,000	1,229,620
State of California GO
3.00%, 12/01/32	(Put 12/01/19)[b]	1,365	1,390,867
4.00%, 09/01/20		500	530,145
4.00%, 11/01/23		2,000	2,210,880
4.00%, 11/01/25		6,340	7,088,500
4.00%, 09/01/28	(Call 09/01/26)	1,250	1,360,763

Security		Principal (000s)	Value
4.00%, 12/01/30	(Put 12/01/21)[b]	$500	$534,860
4.00%, 08/01/32	(Call 08/01/26)	2,000	2,129,320
4.00%, 09/01/32	(Call 09/01/26)	3,000	3,195,720
4.00%, 11/01/33	(Call 11/01/27)	3,850	4,114,071
4.00%, 11/01/34	(Call 11/01/27)	3,915	4,166,734
4.00%, 09/01/35	(Call 09/01/26)	8,940	9,427,588
4.00%, 11/01/35	(Call 11/01/27)	5,940	6,281,431
4.00%, 09/01/36	(Call 09/01/26)	7,560	7,955,086
4.00%, 11/01/36	(Call 11/01/27)	8,000	8,426,000
4.00%, 11/01/44	(Call 11/01/24)	1,500	1,561,380
4.00%, 03/01/45	(Call 03/01/25)	6,500	6,720,545
4.00%, 08/01/45	(Call 08/01/25)	1,000	1,035,690
4.00%, 11/01/47	(Call 11/01/27)	3,250	3,357,867
4.50%, 08/01/26	(Call 04/02/18)	20	20,046
4.50%, 08/01/27	(Call 04/02/18)	25	25,057
4.50%, 08/01/28	(Call 04/02/18) (AMBAC)	20	20,044
4.50%, 08/01/30	(Call 04/02/18)	40	40,086
4.75%, 04/01/18		280	280,804
5.00%, 03/01/18		1,900	1,900,000
5.00%, 09/01/18		5,300	5,399,269
5.00%, 10/01/18		4,360	4,455,004
5.00%, 02/01/19		4,050	4,184,905
5.00%, 04/01/19	(PR 04/01/18)	1,150	1,153,669
5.00%, 08/01/19		3,920	4,116,274
5.00%, 09/01/19		10,400	10,948,080
5.00%, 10/01/19		1,000	1,055,420
5.00%, 02/01/20		5,585	5,954,559
5.00%, 04/01/20		4,000	4,286,520
5.00%, 04/01/20	(Call 04/01/19)	1,460	1,515,830
5.00%, 08/01/20		3,250	3,517,020
5.00%, 09/01/20		1,500	1,627,050
5.00%, 10/01/20		2,000	2,174,380
5.00%, 12/01/20		2,500	2,730,325
5.00%, 02/01/21		3,935	4,308,471
5.00%, 08/01/21		2,230	2,473,828
5.00%, 09/01/21		21,645	24,060,148
5.00%, 10/01/21		1,000	1,113,780
5.00%, 10/01/21	(Call 10/01/19)	1,875	1,978,913
5.00%, 02/01/22		3,290	3,684,767
5.00%, 04/01/22		1,450	1,629,916
5.00%, 09/01/22		6,795	7,708,248
5.00%, 11/01/22		2,560	2,913,766
5.00%, 12/01/22		1,000	1,140,060

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 09/01/23		$14,670	$16,942,090
5.00%, 09/01/23	(Call 09/01/22)	5,000	5,676,650
5.00%, 10/01/23		1,230	1,423,208
5.00%, 10/01/23	(Call 04/02/18)	25	25,075
5.00%, 11/01/23		1,500	1,738,050
5.00%, 12/01/23		1,835	2,129,169
5.00%, 03/01/24		2,310	2,682,811
5.00%, 08/01/24		4,500	5,264,460
5.00%, 08/01/24	(Call 04/02/18)	5	5,015
5.00%, 09/01/24	(Call 09/01/22)	2,070	2,345,351
5.00%, 10/01/24	(Call 04/02/18)	5,815	5,832,329
5.00%, 11/01/24		1,500	1,762,020
5.00%, 12/01/24	(Call 12/01/23)	1,895	2,196,570
5.00%, 08/01/25		9,610	11,376,318
5.00%, 08/01/25	(Call 04/02/18)	10	10,030
5.00%, 09/01/25		2,000	2,369,920
5.00%, 09/01/25	(Call 09/01/18)	1,750	1,782,165
5.00%, 09/01/25	(Call 09/01/23)	1,000	1,151,500
5.00%, 10/01/25	(Call 04/02/18)	1,530	1,534,544
5.00%, 10/01/25	(Call 10/01/24)	1,000	1,174,000
5.00%, 11/01/25	(Call 11/01/23)	5,545	6,405,750
5.00%, 03/01/26	(Call 03/01/25)	3,400	3,995,000
5.00%, 08/01/26		3,485	4,168,618
5.00%, 10/01/26	(Call 10/01/24)	2,000	2,333,300
5.00%, 02/01/27	(AMBAC)	550	659,247
5.00%, 02/01/27	(Call 02/01/23)	1,000	1,134,710
5.00%, 03/01/27	(Call 03/01/25)	1,145	1,340,532
5.00%, 08/01/27		1,500	1,808,595
5.00%, 08/01/27	(Call 02/01/25)	1,500	1,751,220
5.00%, 09/01/27	(Call 09/01/18)	2,900	2,953,012
5.00%, 09/01/27	(Call 09/01/26)	5,200	6,185,244
5.00%, 10/01/27	(Call 10/01/24)	2,000	2,324,000
5.00%, 11/01/27		9,900	11,965,536
5.00%, 11/01/27	(Call 11/01/23)	2,300	2,650,382
5.00%, 08/01/28	(Call 08/01/18)	5,125	5,202,746
5.00%, 08/01/28	(Call 08/01/26)	3,000	3,540,900
5.00%, 08/01/28	(Call 08/01/27)	1,750	2,088,992
5.00%, 09/01/28	(Call 09/01/21)	1,085	1,202,560
5.00%, 09/01/28	(Call 09/01/23)	1,000	1,143,120
5.00%, 10/01/28	(Call 10/01/24)	2,000	2,316,080
5.00%, 08/01/29	(Call 02/01/25)	2,500	2,897,975
5.00%, 09/01/29	(Call 09/01/21)	1,000	1,105,840
5.00%, 09/01/29	(Call 09/01/26)	8,000	9,395,440
5.00%, 10/01/29	(Call 04/02/18)	9,915	9,944,150

Security		Principal (000s)	Value
5.00%, 10/01/29	(Call 10/01/19)	$6,905	$7,278,768
5.00%, 10/01/29	(Call 10/01/24)	4,300	4,962,587
5.00%, 11/01/29	(Call 11/01/23)	2,500	2,855,025
5.00%, 03/01/30	(Call 03/01/25)	2,000	2,316,360
5.00%, 08/01/30	(Call 02/01/25)	2,000	2,310,120
5.00%, 08/01/30	(Call 08/01/25)	3,240	3,775,442
5.00%, 08/01/30	(Call 08/01/26)	2,940	3,433,802
5.00%, 08/01/30	(Call 08/01/27)	6,750	7,952,917
5.00%, 09/01/30	(Call 09/01/21)	1,045	1,154,861
5.00%, 10/01/30	(Call 10/01/24)	2,000	2,300,300
5.00%, 02/01/31	(Call 02/01/22)	2,000	2,219,980
5.00%, 02/01/31	(Call 02/01/23)	1,500	1,682,685
5.00%, 05/01/31	(Call 05/01/24)	1,310	1,491,946
5.00%, 09/01/31	(Call 09/01/21)	2,500	2,759,250
5.00%, 09/01/31	(Call 09/01/26)	1,600	1,861,920
5.00%, 10/01/31	(Call 10/01/24)	2,540	2,913,101
5.00%, 12/01/31	(Call 12/01/23)	1,500	1,709,010
5.00%, 02/01/32	(Call 02/01/22)	2,125	2,353,671
5.00%, 08/01/32	(Call 08/01/25)	6,000	6,947,640
5.00%, 08/01/32	(Call 08/01/26)	5,000	5,790,950
5.00%, 09/01/32	(Call 09/01/26)	6,915	8,018,634
5.00%, 02/01/33	(Call 02/01/22)	3,000	3,318,060
5.00%, 08/01/33	(Call 02/01/25)	2,000	2,285,600
5.00%, 08/01/33	(Call 08/01/24)	2,000	2,276,780
5.00%, 08/01/33	(Call 08/01/25)	3,460	3,986,370
5.00%, 10/01/33	(Call 04/01/23)	1,000	1,121,100
5.00%, 10/01/33	(Call 10/01/24)	1,500	1,712,520
5.00%, 09/01/34	(Call 09/01/26)	9,290	10,682,014
5.00%, 08/01/35	(Call 08/01/24)	1,980	2,250,250
5.00%, 08/01/36	(Call 08/01/26)	6,235	7,136,082
5.00%, 08/01/36	(Call 08/01/27)	4,715	5,453,982
5.00%, 09/01/36	(Call 09/01/22)	1,060	1,183,055
5.00%, 10/01/37	(Call 10/01/24)	2,000	2,276,880
5.00%, 11/01/37	(Call 11/01/27)	1,000	1,157,580
5.00%, 02/01/38	(Call 02/01/22)	1,025	1,126,793
5.00%, 04/01/38	(PR 04/01/18)	26,870	26,955,716
5.00%, 09/01/41	(Call 09/01/21)	7,665	8,427,054
5.00%, 10/01/41	(Call 10/01/21)	7,425	8,177,375
5.00%, 04/01/42	(Call 04/01/22)	4,075	4,462,818
5.00%, 09/01/42	(Call 09/01/22)	7,000	7,746,270
5.00%, 04/01/43	(Call 04/01/23)	8,000	8,871,920
5.00%, 11/01/43	(Call 11/01/23)	22,795	25,543,393
5.00%, 05/01/44	(Call 05/01/24)	1,000	1,123,720
5.00%, 09/01/45	(Call 09/01/26)	11,610	13,163,302

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 11/01/47	(Call 11/01/27)	$4,930	$5,658,013
5.13%, 03/01/25	(PR 03/01/18)	2,025	2,025,000
5.13%, 04/01/33	(PR 04/01/18)	2,975	2,984,787
5.25%, 02/01/20		1,105	1,183,311
5.25%, 10/01/20	(Call 10/01/19)	1,160	1,229,751
5.25%, 10/01/21	(Call 10/01/19)	1,050	1,112,958
5.25%, 09/01/22		5,815	6,658,989
5.25%, 02/01/23		250	288,348
5.25%, 09/01/23	(Call 09/01/21)	2,390	2,680,361
5.25%, 09/01/24	(Call 09/01/21)	2,000	2,239,360
5.25%, 09/01/25	(Call 09/01/21)	250	279,738
5.25%, 10/01/29	(Call 10/01/19)	3,800	4,022,338
5.25%, 02/01/30	(Call 02/01/22)	1,000	1,127,380
5.25%, 03/01/30	(Call 03/01/20)	500	535,935
5.25%, 08/01/32	(AGM)	3,455	4,292,388
5.25%, 04/01/35	(Call 04/01/22)	2,000	2,247,600
5.25%, 03/01/38	(PR 03/01/18)	5,910	5,910,000
5.25%, 08/01/38	(PR 08/01/18)	1,915	1,947,134
5.25%, 08/01/38	(Call 08/01/18)	1,830	1,858,859
5.50%, 04/01/18		5,000	5,017,350
5.50%, 04/01/19		1,155	1,205,982
5.50%, 04/01/21	(Call 04/01/19)	315	328,797
5.50%, 04/01/23	(Call 04/01/19)	2,000	2,086,720
5.50%, 08/01/30	(Call 08/01/18)	485	493,313
5.50%, 11/01/34	(Call 11/01/19)	1,000	1,064,780
5.50%, 11/01/39	(Call 11/01/19)	14,810	15,751,768
5.50%, 03/01/40	(Call 03/01/20)	3,170	3,401,030
5.60%, 03/01/36	(Call 03/01/20)	595	638,798
5.75%, 04/01/27	(Call 04/01/19)	1,630	1,705,567
5.75%, 04/01/28	(Call 04/01/19)	1,700	1,778,438
5.75%, 04/01/31	(Call 04/01/19)	3,330	3,481,448
6.00%, 03/01/33	(Call 03/01/20)	1,000	1,085,740
6.00%, 04/01/35	(Call 04/01/19)	1,530	1,603,838
6.00%, 11/01/35	(Call 11/01/19)	235	252,470
6.00%, 04/01/38	(Call 04/01/19)	16,695	17,487,846
6.00%, 11/01/39	(Call 11/01/19)	2,565	2,749,526
6.50%, 04/01/33	(Call 04/01/19)	10,000	10,543,800
Series A
4.60%, 07/01/19	(ETM)	2,000	2,084,580
5.00%, 07/01/18	(ETM)	7,925	8,024,697
5.00%, 07/01/19	(ETM)	5,305	5,557,200
5.00%, 07/01/20	(PR 07/01/19)	7,380	7,730,845
5.00%, 09/01/22		3,000	3,403,200
5.25%, 07/01/21	(PR 07/01/19)	2,000	2,101,660

Security		Principal (000s)	Value
Series B
5.00%, 09/01/18		$3,500	$3,565,555
5.00%, 09/01/20		4,800	5,206,560
5.00%, 09/01/21		1,075	1,194,949
Torrance Unified School District GO
4.00%, 08/01/40	(Call 08/01/24)	1,000	1,037,800
Turlock Irrigation District RB
Series A
5.00%, 01/01/40	(PR 01/01/20)	1,000	1,063,130
Ukiah Unified School District/CA GO
0.00%, 08/01/28[a]		3,750	2,631,600
University of California RB
4.00%, 05/15/36	(Call 05/15/25)	1,000	1,045,160
Series AF
5.00%, 05/15/29	(PR 05/15/23)	615	706,703
5.00%, 05/15/29	(Call 05/15/23)	915	1,043,173
5.00%, 05/15/36	(PR 05/15/23)	535	614,774
5.00%, 05/15/36	(Call 05/15/23)	1,965	2,214,437
5.00%, 05/15/39	(Call 05/15/23)	2,750	3,081,925
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,060	1,203,450
5.00%, 05/15/38	(Call 05/15/23)	23,435	26,312,349
Series AK
5.00%, 05/15/48	(Put 05/15/23)[b]	2,600	2,987,686
Series AM
5.00%, 05/15/44	(Call 05/15/24)	415	463,883
Series AO
5.00%, 05/15/22		1,475	1,671,588
5.00%, 05/15/23		1,500	1,733,310
5.00%, 05/15/27	(Call 05/15/25)	5,000	5,902,150
Series AR
5.00%, 05/15/41	(Call 05/15/26)	5,000	5,706,550
5.00%, 05/15/46	(Call 05/15/26)	10,160	11,524,691
Series AT
1.40%, 05/15/46	(Put 05/15/21)[b]	1,500	1,474,950
Series AV
5.00%, 05/15/47	(Call 05/15/27)	2,000	2,286,640
Series AY
5.00%, 05/15/31	(Call 05/15/27)	4,000	4,745,080
5.00%, 05/15/37	(Call 05/15/27)	2,345	2,719,614
Series G
5.00%, 05/15/28	(PR 05/15/22)	1,005	1,131,117
5.00%, 05/15/28	(Call 05/15/22)	1,235	1,379,903
5.00%, 05/15/37	(PR 05/15/22)	1,370	1,541,921

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 05/15/37	(Call 05/15/22)	$1,380	$1,519,670
Series I
5.00%, 05/15/32	(Call 05/15/25)	3,070	3,544,468
Series K
4.00%, 05/15/46	(Call 05/15/26)	1,785	1,836,533
Series M
4.00%, 05/15/47	(Call 05/15/27)	4,580	4,700,546
5.00%, 05/15/52	(Call 05/15/27)	1,750	1,990,328
Series Q
5.00%, 05/15/21	(Call 04/02/18)	15	15,109
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(PR 08/01/18)	905	921,118
Ventura County Public Financing Authority RB
5.00%, 11/01/43	(Call 11/01/22)	1,810	2,016,412
West Valley-Mission Community College District GO Series B
4.00%, 08/01/40	(Call 08/01/25)	1,750	1,831,113
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)[a]	500	189,050
William S Hart Union High School District GO
Series B
0.00%, 08/01/34	(AGM)[a]	4,825	2,630,590
Series C
0.00%, 08/01/37	(Call 08/01/23)[a]	1,500	630,765
4.00%, 08/01/38	(Call 08/01/23)	1,630	1,669,837
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(PR 08/01/18) (AGM)	1,000	1,015,540

			2,045,569,436
COLORADO — 0.77%
Board of Governors of Colorado State University System RB
Series A
4.00%, 03/01/49	(Call 03/01/25)	4,000	4,103,160

Security		Principal (000s)	Value
5.00%, 03/01/38	(PR 03/01/22) (HERBIP)	$500	$560,210
Series E
5.00%, 03/01/45	(PR 03/01/23) (HERBIP)	10,000	11,389,300
Series E-1
5.00%, 03/01/47	(PR 03/01/25) (HERBIP)	1,000	1,169,758
Board of Water Commissioners City & County of Denver Co. (The) Series A
5.00%, 09/15/47	(Call 09/15/27)	3,500	4,039,105
City & County of Denver CO Airport System Revenue RB
Series A
5.00%, 11/15/21	(Call 11/15/20)	1,000	1,084,850
5.25%, 11/15/36	(Call 11/15/19)	535	567,474
Series B
5.00%, 11/15/32	(Call 11/15/22)	2,335	2,605,580
5.00%, 11/15/43	(Call 11/15/22)	250	278,028
5.00%, 11/15/43	(Call 11/15/23)	3,000	3,302,310
City & County of Denver Co. RB Series A
5.00%, 08/01/44	(Call 08/01/26)	5,560	6,275,461
City of Aurora Co. Water Revenue RB
5.00%, 08/01/46	(Call 08/01/26)	1,000	1,127,110
Colorado Higher Education COP
5.25%, 11/01/23	(PR 11/01/18)	500	513,105
County of Adams CO COP
4.00%, 12/01/45	(Call 12/01/25)	700	716,373
Denver City & County School District No. 1 GO
Series A
5.50%, 12/01/23	(NPFGC-FGIC, SAW)	540	636,968
Series B
3.00%, 12/01/29	(Call 12/01/22) (SAW)	1,000	985,340
5.00%, 12/01/31	(PR 12/01/22) (SAW)	2,000	2,272,320

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
E-470 Public Highway Authority RB
Series A
0.00%, 09/01/40[a]		$2,745	$1,091,879
0.00%, 09/01/41[a]		1,000	380,920
Series B
0.00%, 09/01/18	(NPFGC)[a]	7,000	6,941,340
0.00%, 09/01/19	(NPFGC)[a]	435	422,733
0.00%, 09/01/20	(NPFGC)[a]	665	630,420
0.00%, 09/01/23	(NPFGC)[a]	165	142,228
0.00%, 09/01/24	(NPFGC)[a]	1,165	965,622
0.00%, 09/01/29	(NPFGC)[a]	2,500	1,642,000
Jefferson County School District R-1 GO
5.00%, 12/15/18	(SAW)	500	514,490
Regional Transportation District COP Series A
5.38%, 06/01/31	(Call 06/01/20)	500	535,855
Regional Transportation District RB
Series A
5.00%, 11/01/27		1,500	1,795,920
5.00%, 11/01/28		1,500	1,803,900
5.00%, 11/01/31	(Call 11/01/22)	1,910	2,138,570
5.00%, 11/01/46	(Call 11/01/26)	5,000	5,672,050
State of Colorado COP Series G
5.00%, 03/15/32	(PR 03/15/21)	1,000	1,096,620
University of Colorado RB
Series A
5.00%, 06/01/43	(PR 06/01/23)	1,000	1,144,950
Series A-2
4.00%, 06/01/43	(Call 06/01/28)	1,000	1,034,850

			69,580,799
CONNECTICUT — 1.42%
Connecticut State Health & Educational Facilities Authority RB
Series A
1.30%, 07/01/48	(Put 02/03/20)[b]	2,000	1,986,440
1.38%, 07/01/35	(Put 07/11/18)[b]	1,600	1,600,816
Series A-4
1.20%, 07/01/49	(Put 02/01/19)[b]	4,500	4,492,260

Security		Principal (000s)	Value
Series L
5.00%, 07/01/45	(Call 07/01/25)	$1,000	$1,095,520
Series U
1.00%, 07/01/33	(Put 02/06/19)[b]	2,000	1,992,840
State of Connecticut GO
5.00%, 08/01/19		1,000	1,045,320
Series A
5.00%, 04/15/19		5,000	5,184,350
5.00%, 10/15/21		2,000	2,187,920
5.00%, 03/15/22		1,000	1,097,420
5.00%, 04/15/22		545	598,900
5.00%, 10/15/23		2,000	2,239,400
5.00%, 10/15/24	(Call 10/15/23)	1,775	1,968,901
5.00%, 02/15/25	(Call 02/15/19)	3,660	3,764,127
5.00%, 04/15/34	(Call 04/15/27)	3,000	3,301,860
Series B
5.00%, 05/15/21		2,000	2,169,620
5.00%, 04/15/23	(Call 04/15/22)	2,810	3,070,599
5.00%, 05/15/26		1,500	1,696,845
5.00%, 06/15/27	(Call 06/15/25)	2,795	3,109,941
5.25%, 06/01/20	(AMBAC)	690	738,700
Series C
5.00%, 06/01/22		1,500	1,652,070
5.00%, 06/01/23	(Call 06/01/22)	1,000	1,095,030
Series D
5.00%, 11/01/19		2,000	2,105,080
5.00%, 10/01/22	(Call 10/01/20)	2,000	2,155,900
5.00%, 11/01/31	(Call 11/01/21)	2,000	2,164,460
Series E
4.00%, 09/15/27	(Call 09/15/22)	6,230	6,444,125
5.00%, 10/15/20		1,000	1,074,570
5.00%, 08/15/24	(Call 08/15/23)	1,580	1,749,566
5.00%, 10/15/25		3,000	3,390,600
5.00%, 09/15/26	(Call 09/15/22)	1,000	1,085,100
5.00%, 10/15/28	(Call 10/15/26)	3,000	3,363,060
Series F
5.00%, 11/15/27	(Call 11/15/25)	2,000	2,232,380
5.00%, 11/15/31	(Call 11/15/25)	1,500	1,650,690
5.00%, 11/15/32	(Call 11/15/25)	2,000	2,196,680
State of Connecticut Special Tax Revenue RB
5.00%, 11/01/19		1,000	1,053,890
5.00%, 01/01/24		5,000	5,648,050

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 01/01/27		$2,000	$2,289,840
5.00%, 01/01/37	(Call 01/01/28)	2,000	2,216,020
Series A
3.00%, 09/01/18		5,000	5,039,000
5.00%, 09/01/24		2,000	2,268,620
5.00%, 10/01/24	(Call 10/01/23)	3,940	4,415,125
5.00%, 08/01/26	(Call 08/01/25)	1,000	1,129,200
5.00%, 08/01/28	(Call 08/01/25)	1,000	1,122,150
5.00%, 09/01/28	(Call 09/01/24)	1,000	1,111,660
5.00%, 01/01/29	(Call 01/01/23)	2,000	2,172,920
5.00%, 09/01/29	(Call 09/01/26)	4,000	4,509,760
5.00%, 09/01/31	(Call 09/01/24)	1,000	1,101,140
5.00%, 08/01/32	(Call 08/01/25)	1,200	1,329,828
5.00%, 09/01/32	(Call 09/01/24)	2,000	2,198,600
5.00%, 08/01/33	(Call 08/01/25)	1,000	1,104,740
5.00%, 09/01/33	(Call 09/01/26)	1,000	1,110,980
5.00%, 09/01/34	(Call 09/01/26)	9,500	10,517,545
State of Connecticut Special Tax Revenue ST Series 1
5.00%, 02/01/19		3,000	3,093,510

			129,133,668
DELAWARE — 0.13%
Delaware Transportation Authority RB
5.00%, 06/01/55	(Call 06/01/25)	2,000	2,202,560
State of Delaware GO
Series A
5.00%, 01/01/26		5,590	6,656,907
5.00%, 01/01/27		1,000	1,205,760
Series B
5.00%, 07/01/23		1,500	1,725,600

			11,790,827
DISTRICT OF COLUMBIA — 0.98%
District of Columbia GO
Series 2013A
5.00%, 06/01/30	(Call 06/01/23)	1,500	1,696,680
Series A
5.00%, 06/01/20		4,000	4,298,000
5.00%, 06/01/29	(Call 06/01/23)	3,000	3,399,720
5.00%, 06/01/32	(Call 06/01/27)	4,000	4,683,960
5.00%, 06/01/36	(Call 06/01/27)	1,000	1,156,050
5.00%, 06/01/37	(Call 06/01/27)	3,720	4,287,560
5.00%, 06/01/38	(Call 06/01/25)	2,000	2,262,880

Security		Principal (000s)	Value
Series C
5.00%, 06/01/35	(Call 06/01/24)	$2,215	$2,499,185
5.00%, 06/01/38	(Call 06/01/24)	2,000	2,250,500
Series D
5.00%, 06/01/41	(Call 12/01/26)	9,305	10,611,794
District of Columbia RB
5.25%, 04/01/34	(Put 04/01/23)[b]	1,000	1,022,050
Series A
5.00%, 12/01/23	(Call 06/01/20)	1,250	1,339,388
5.00%, 12/01/25	(Call 06/01/20)	1,000	1,070,600
5.00%, 12/01/26	(Call 06/01/20)	500	535,070
5.00%, 12/01/27	(Call 06/01/20)	1,500	1,604,520
5.00%, 12/01/31	(Call 06/01/20)	500	533,700
5.25%, 12/01/34	(Call 12/01/19)	1,870	1,977,768
Series B
5.00%, 12/01/25	(Call 12/01/19)	400	423,404
Series B-1
5.00%, 02/01/31	(Call 04/02/18) (NPFGC)	980	982,195
Series C
4.00%, 12/01/37	(Call 12/01/22)	1,000	1,034,940
5.00%, 12/01/24	(Call 12/01/22)	1,000	1,130,830
5.00%, 12/01/30	(Call 12/01/22)	2,000	2,243,380
5.00%, 12/01/35	(Call 12/01/22)	1,000	1,113,110
Series G
5.00%, 12/01/36	(Call 12/01/21)	2,500	2,751,325
District of Columbia Water & Sewer Authority RB
5.50%, 10/01/23	(AGM)	240	267,996
Series A
5.00%, 10/01/44	(Call 10/01/23)	1,165	1,284,506
5.00%, 10/01/52	(Call 04/01/27)	3,000	3,384,720
5.50%, 10/01/39	(PR 10/01/18)	1,000	1,024,380
6.00%, 10/01/35	(PR 10/01/18)	500	513,630
Series B
5.25%, 10/01/44	(Call 10/01/25)	2,000	2,320,680
Series C
5.00%, 10/01/44	(Call 10/01/24)	12,550	14,030,523
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
5.00%, 10/01/53	(Call 04/01/22)	2,000	2,126,400
Series A
0.00%, 10/01/37[a]		4,000	1,692,880

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.25%, 10/01/44	(Call 10/01/19)	$2,180	$2,282,351
Metropolitan Washington Airports Authority RB
Series A
5.00%, 10/01/35	(Call 10/01/20)	1,000	1,074,810
Series C
5.13%, 10/01/39	(Call 10/01/18)	3,475	3,544,639
Washington Convention & Sports Authority RB Series A
4.50%, 10/01/30	(Call 04/02/18) (AMBAC)	200	200,436

			88,656,560
FLORIDA — 3.24%
Broward County FL Water & Sewer Utility Revenue RB Series A
5.25%, 10/01/34	(PR 10/01/18)	500	511,470
Central Florida Expressway Authority RB
5.00%, 07/01/38	(Call 07/01/27)	2,835	3,241,255
Series B
5.00%, 07/01/26		4,000	4,734,480
5.00%, 07/01/28	(Call 07/01/26)	3,500	4,088,280
City of Cape Coral FL Water & Sewer Revenue RB Series A
5.00%, 10/01/42	(PR 10/01/21) (AGM)	1,000	1,112,310
City of Clearwater FL Water & Sewer Revenue RB Series A
5.25%, 12/01/39	(PR 12/01/19)	1,000	1,063,690
City of Gainesville FL Utilities System Revenue RB Series A
5.00%, 10/01/37	(Call 10/01/27)	1,000	1,151,950
City of Jacksonville FL RB
5.00%, 10/01/24	(Call 10/01/22)	2,010	2,246,476
City of Miami Beach FL Series 2015
5.00%, 09/01/40	(Call 09/01/25)	1,000	1,118,430

Security		Principal (000s)	Value
County of Broward FL Airport System Revenue RB
Series O
5.38%, 10/01/29	(Call 10/01/19)	$1,560	$1,649,263
Series Q-1
5.00%, 10/01/37	(Call 10/01/22)	2,400	2,644,992
5.00%, 10/01/42	(Call 10/01/22)	2,000	2,196,900
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/41	(Call 10/01/26)	3,865	4,334,018
Series A
5.38%, 10/01/35	(Call 10/01/20)	2,000	2,171,020
5.38%, 10/01/41	(Call 10/01/20)	4,000	4,334,680
5.50%, 10/01/36	(Call 10/01/19)	1,900	2,009,649
Series B
5.00%, 10/01/37	(Call 10/01/24)	2,560	2,860,390
5.00%, 10/01/41	(Call 10/01/20)	1,000	1,067,770
5.00%, 10/01/41	(PR 10/01/18) (AGM)	2,395	2,446,492
County of Miami-Dade FL GO
5.00%, 07/01/41	(Call 07/01/20)	1,000	1,070,080
Series A
4.00%, 07/01/42	(Call 07/01/25)	2,000	2,044,580
5.00%, 07/01/38	(Call 07/01/26)	2,000	2,261,340
Series B-1
5.63%, 07/01/38	(PR 07/01/18)	1,000	1,014,300
County of Miami-Dade FL RB
5.00%, 10/01/35	(Call 10/01/26)	2,000	2,260,200
Series A
5.00%, 10/01/29	(Call 10/01/22)	1,000	1,115,350
Series B
5.00%, 10/01/35	(Call 10/01/22) (AGM)	1,450	1,599,336
County of Miami-Dade FL Transit System RB
5.00%, 07/01/37	(Call 07/01/22)	1,000	1,101,970
5.00%, 07/01/42	(Call 07/01/22)	15,030	16,433,351
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24		4,000	4,642,720
5.00%, 10/01/25		2,500	2,934,775
5.00%, 10/01/39	(PR 10/01/20) (AGM)	3,475	3,773,398

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series A
4.00%, 10/01/44	(Call 10/01/27)	$2,000	$2,049,600
5.00%, 10/01/42	(Call 10/01/22)	7,835	8,677,654
Series B
4.00%, 10/01/35	(Call 10/01/27)	3,000	3,126,090
4.00%, 10/01/37	(Call 10/01/27)	3,500	3,618,265
5.00%, 10/01/30	(Call 10/01/25)	2,000	2,294,200
5.00%, 10/01/32	(Call 10/01/25)	2,000	2,279,560
Series C
5.38%, 10/01/24	(PR 10/01/18)	2,500	2,559,150
County of Miami-Dade Seaport Department RB
Series A
6.00%, 10/01/38	(Call 10/01/23)	1,050	1,217,748
County of Palm Beach FL RB
5.00%, 05/01/38	(PR 05/01/18)	3,000	3,018,510
Florida Municipal Power Agency RB
5.00%, 10/01/31	(PR 10/01/18)	380	388,170
5.00%, 10/01/31	(Call 10/01/18)	70	71,312
5.25%, 10/01/20	(PR 10/01/18)	1,595	1,631,589
5.25%, 10/01/20	(Call 10/01/18)	280	286,306
5.25%, 10/01/21	(PR 10/01/18)	220	225,047
5.25%, 10/01/21	(Call 10/01/18)	35	35,788
Series A
5.00%, 10/01/20		1,500	1,620,480
5.00%, 10/01/29	(Call 10/01/26)	5,000	5,808,950
5.00%, 10/01/31	(Call 10/01/26)	500	574,740
5.25%, 10/01/19		1,000	1,057,210
Florida’s Turnpike Enterprise RB
Series B
5.00%, 07/01/18		8,800	8,907,448
5.00%, 07/01/40	(Call 07/01/20)	2,140	2,301,763
Hillsborough County Aviation Authority RB
Series A
5.00%, 10/01/44	(Call 10/01/24)	1,000	1,096,690
Series B
5.00%, 10/01/40	(Call 10/01/24)	1,500	1,654,350
5.00%, 10/01/44	(Call 10/01/24)	1,000	1,101,040
Hillsborough County School Board COP
Series A
5.00%, 07/01/29	(Call 07/01/22)	2,500	2,779,900

Security		Principal (000s)	Value
JEA Electric System Revenue RB
Series 3-B
5.00%, 10/01/39	(PR 10/01/21)	$1,905	$2,111,940
5.00%, 10/01/39	(Call 10/01/21)	95	103,800
Series Three 2010-D
5.00%, 10/01/38	(PR 04/01/20)	2,500	2,675,350
JEA Water & Sewer System Revenue RB
Series A
5.00%, 10/01/31	(PR 04/01/21)	1,220	1,339,548
5.00%, 10/01/31	(Call 04/01/21)	755	822,565
Miami Beach Redevelopment Agency TA
Series 2015A
5.00%, 02/01/40	(Call 02/01/24) (AGM)	1,000	1,124,330
Miami-Dade County Educational Facilities Authority RB
Series A
5.00%, 04/01/40	(Call 04/01/25)	1,000	1,104,540
5.00%, 04/01/45	(Call 04/01/25)	4,000	4,404,920
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/35	(Call 07/01/20) (AGM)	975	1,042,178
5.00%, 07/01/39	(Call 07/01/24)	2,830	3,162,666
5.00%, 07/01/40	(Call 07/01/20)	2,105	2,235,657
5.00%, 07/01/44	(Call 07/01/24)	1,000	1,116,940
Series B
5.00%, 07/01/26	(Call 07/01/24)	1,015	1,168,458
Mid-Bay Bridge Authority RB
Series A
5.00%, 10/01/35	(Call 10/01/25)	1,000	1,106,100
Orange County School Board COP
Series C
5.00%, 08/01/34	(Call 08/01/26)	2,500	2,853,325
Orlando Utilities Commission RB
Series A
5.00%, 10/01/18		4,550	4,646,733
5.00%, 10/01/22		1,000	1,131,610
5.00%, 10/01/25		1,500	1,767,675
Series B
5.00%, 10/01/33	(PR 04/01/19)	215	223,080
5.00%, 10/01/33	(Call 04/01/19)	285	294,867

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22		$500	$560,370
5.00%, 07/01/35	(Call 07/01/23)	4,055	4,495,860
Series A
5.00%, 07/01/35	(PR 07/01/20)	2,000	2,153,960
5.00%, 07/01/40	(PR 07/01/20)	2,500	2,692,451
Palm Beach County School District COP
Series D
5.00%, 08/01/31	(Call 08/01/25)	2,000	2,274,040
Palm Beach County Solid Waste Authority RB
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,104,610
5.00%, 10/01/31	(PR 10/01/21)	45	49,888
5.00%, 10/01/31	(Call 10/01/21)	6,055	6,675,153
5.50%, 10/01/22	(PR 10/01/19)	220	233,621
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/38	(Call 06/01/23)	4,200	4,686,906
School Board of Miami-Dade County (The) COP
Series A
4.00%, 08/01/29	(Call 08/01/22)	1,000	1,035,580
5.00%, 05/01/30	(Call 05/01/25)	1,000	1,124,600
5.25%, 02/01/27	(PR 02/01/19) (AGM)	2,690	2,784,177
Series B
5.00%, 05/01/27	(Call 05/01/25)	2,500	2,854,675
5.25%, 05/01/31	(PR 05/01/18) (AGM)	2,260	2,274,848
Series D
5.00%, 02/01/27	(Call 02/01/26)	2,000	2,299,620
School Board of Miami-Dade County (The) GO
5.00%, 03/15/43	(Call 03/15/23)	2,000	2,205,320
School District of Broward County/FL COP
Series A
5.00%, 07/01/20		3,000	3,226,650
5.00%, 07/01/21		1,000	1,100,930
Series C
5.00%, 07/01/26		2,000	2,352,460

Security		Principal (000s)	Value
South Florida Water Management District COP
5.00%, 10/01/33	(Call 04/01/26)	$1,000	$1,139,470
St. Johns River Power Park RB
Series 23
5.00%, 10/01/18	(ETM)	500	510,455
Series SIX
4.00%, 10/01/32	(Call 04/02/18)	10,000	10,017,600
State of Florida GO
Series A
5.00%, 06/01/18		4,500	4,541,400
5.00%, 06/01/21	(Call 06/01/20)	1,320	1,419,858
5.00%, 06/01/22		600	676,320
5.00%, 07/01/39	(Call 07/01/19)	1,000	1,052,850
Series C
5.00%, 06/01/22	(Call 06/01/19)	1,500	1,566,120
Series D
5.00%, 06/01/18		5,880	5,934,096
5.00%, 06/01/21	(Call 06/01/19)	1,000	1,054,030
5.00%, 06/01/22		8,000	9,017,600
5.00%, 06/01/25	(Call 06/01/21)	2,275	2,496,016
5.00%, 06/01/34	(Call 06/01/18)	2,000	2,038,100
Series F
4.00%, 06/01/19		100	103,088
5.00%, 06/01/31	(Call 06/01/21)	1,000	1,094,170
Series H
5.00%, 06/01/40	(Call 06/01/20)	1,500	1,601,775
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/19		3,940	4,121,989
5.00%, 07/01/20		3,100	3,342,327
Series E
5.00%, 07/01/20		1,000	1,078,170
Tampa Bay Water RB
5.00%, 10/01/34	(PR 10/01/18)	1,000	1,021,500
5.00%, 10/01/38	(PR 10/01/18)	2,000	2,043,000
Series B
5.00%, 10/01/19	(ETM)	1,085	1,142,441
Tampa-Hillsborough County Expressway Authority RB
5.00%, 07/01/47	(Call 07/01/27)	2,000	2,259,040
Series A
5.00%, 07/01/37	(Call 07/01/22)	7,000	7,683,620

52	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series B
5.00%, 07/01/42	(PR 07/01/22)	$3,050	$3,430,365

			294,623,876
GEORGIA — 2.31%
Atlanta Development Authority RB
Series A-1
5.25%, 07/01/40	(Call 07/01/25)	1,000	1,141,380
City of Atlanta Department of Aviation RB
Series 2014A
5.00%, 01/01/29	(Call 01/01/24)	1,000	1,137,150
Series A
5.00%, 01/01/19		2,850	2,933,904
5.00%, 01/01/21		1,000	1,088,480
Series B
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,060,140
5.00%, 01/01/23	(Call 01/01/20)	3,850	4,077,959
5.00%, 01/01/37	(Call 01/01/22)	1,345	1,476,353
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,094,960
Series C
5.25%, 01/01/30	(Call 01/01/21)	1,835	2,007,839
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/33	(Call 05/01/25)	10,800	12,317,184
5.00%, 11/01/40	(Call 05/01/25)	5,650	6,365,572
Series A
5.50%, 11/01/18	(NPFGC-FGIC)	100	102,725
5.50%, 11/01/22	(NPFGC)	2,000	2,240,040
6.00%, 11/01/26	(PR 11/01/19)	1,000	1,072,280
6.00%, 11/01/28	(PR 11/01/19)	2,320	2,487,690
6.25%, 11/01/34	(PR 11/01/19)	3,780	4,068,679
6.25%, 11/01/39	(PR 11/01/19)	10,175	10,952,065
County of DeKalb GA Water & Sewerage Revenue RB
Series B
5.25%, 10/01/32	(Call 10/01/26) (AGM)	2,190	2,598,523
Georgia State Road & Tollway Authority RB
Series A
5.00%, 06/01/18	(AGM)	1,000	1,009,150
5.00%, 06/01/19		1,360	1,416,671
5.00%, 03/01/21	(GTD)	2,000	2,192,060

Security		Principal (000s)	Value
Series B
5.00%, 06/01/19		$3,685	$3,838,554
5.00%, 06/01/21		1,900	2,082,058
Gwinnett County School District GO
5.00%, 08/01/20	(SAW)	1,500	1,621,005
5.00%, 08/01/21	(SAW)	5,580	6,182,249
5.00%, 02/01/22		4,990	5,582,762
5.00%, 08/01/22	(SAW)	2,000	2,262,180
5.00%, 02/01/34	(Call 08/01/25)	2,495	2,881,800
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/39	(PR 07/01/19)	975	1,020,035
Series B
5.00%, 07/01/31	(Call 07/01/26)	7,500	8,785,050
Municipal Electric Authority of Georgia RB
5.00%, 07/01/60	(Call 07/01/25)	1,000	1,060,980
Series A
5.00%, 01/01/20		1,000	1,055,670
5.00%, 01/01/21		1,000	1,079,550
5.00%, 11/01/24	(Call 11/01/20)	1,000	1,075,530
5.00%, 01/01/28	(Call 07/01/26)	2,000	2,286,500
Series B
5.00%, 01/01/20		3,000	3,167,010
Series D
5.75%, 01/01/19	(PR 07/01/18)	2,455	2,489,861
5.75%, 01/01/20	(PR 07/01/18)	370	375,254
5.75%, 01/01/20	(Call 07/01/18)	130	131,759
Private Colleges & Universities Authority RB
Series A
5.00%, 10/01/43	(Call 10/01/23)	2,000	2,246,700
State of Georgia GO
Series A
5.00%, 02/01/27	(Call 02/01/26)	4,595	5,440,434
5.00%, 07/01/28	(Call 07/01/22)	1,000	1,116,780
5.00%, 02/01/30	(Call 02/01/26)	3,530	4,140,655
Series A-1
5.00%, 02/01/19		4,030	4,161,983
5.00%, 02/01/24		1,500	1,740,705
5.00%, 02/01/27		1,000	1,206,620
Series A-2
5.00%, 02/01/25	(Call 02/01/24)	2,000	2,319,740

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series B
5.00%, 01/01/20	(PR 01/01/19)	$2,500	$2,574,850
5.00%, 01/01/24	(PR 01/01/19)	1,000	1,029,940
Series C
4.00%, 10/01/22		8,000	8,722,560
5.00%, 07/01/19		11,000	11,514,030
5.00%, 07/01/21		3,000	3,316,080
5.00%, 10/01/21		2,960	3,291,342
5.00%, 07/01/28	(Call 07/01/27)	1,000	1,205,030
5.00%, 07/01/29	(PR 07/01/21)	1,000	1,105,360
Series D
5.00%, 02/01/23		2,500	2,849,300
Series E
5.00%, 12/01/23		5,640	6,530,894
5.00%, 12/01/24		4,555	5,359,868
5.00%, 12/01/25		9,210	10,972,333
5.00%, 12/01/26		4,900	5,903,912
Series E-2
4.00%, 09/01/18		3,025	3,066,261
Series F
5.00%, 01/01/28	(Call 01/01/27)	1,000	1,198,710
Series I
5.00%, 07/01/20		6,625	7,144,466
5.00%, 07/01/21		1,300	1,436,968
Series J-1
4.00%, 07/01/21		265	284,382

			209,698,514
HAWAII — 1.16%
City & County Honolulu HI Wastewater System Revenue RB
Series 2015A
5.00%, 07/01/45	(Call 07/01/25)	3,675	4,121,880
Series A
5.00%, 07/01/42	(PR 07/01/22)	1,000	1,129,150
5.00%, 07/01/47	(Call 01/01/28)	2,000	2,288,800
5.25%, 07/01/36	(PR 07/01/21)	8,385	9,336,027
City & County of Honolulu HI GO
Series B
5.25%, 07/01/19	(AGM)	2,000	2,098,940
Series C
5.00%, 10/01/30		5,000	6,070,650

Security		Principal (000s)	Value
State of Hawaii Airports System Revenue RB
Series A
5.00%, 07/01/39	(Call 07/01/20)	$3,700	$3,943,571
State of Hawaii GO
Series DQ
5.00%, 06/01/19		1,000	1,043,570
5.00%, 06/01/22	(PR 06/01/19)	500	521,463
5.00%, 06/01/29	(PR 06/01/19)	1,450	1,512,330
Series DY
5.00%, 02/01/19		2,815	2,906,403
Series DZ
5.00%, 12/01/18		5,030	5,166,313
5.00%, 12/01/20	(ETM)	305	331,553
5.00%, 12/01/23	(PR 12/01/21)	1,000	1,109,284
5.00%, 12/01/25	(PR 12/01/21)	885	984,775
5.00%, 12/01/28	(PR 12/01/21)	880	979,211
5.00%, 12/01/29	(PR 12/01/21)	1,000	1,114,199
5.00%, 12/01/30	(PR 12/01/21)	750	835,649
5.00%, 12/01/31	(PR 12/01/21)	1,500	1,671,318
Series DZ-2016
5.00%, 12/01/28	(PR 12/01/21)	1,620	1,806,306
Series DZ-2017
5.00%, 12/01/20	(ETM)	15	16,306
5.00%, 12/01/20		430	468,163
5.00%, 12/01/25	(PR 12/01/21)	1,115	1,241,684
Series EA
5.00%, 12/01/20		500	544,375
5.00%, 12/01/21		1,500	1,670,250
Series EE
5.00%, 11/01/27	(PR 11/01/22)	4,355	4,940,138
5.00%, 11/01/29	(PR 11/01/22)	15	17,015
Series EE-2017
5.00%, 11/01/27	(PR 11/01/22)	1,645	1,869,117
5.00%, 11/01/29	(PR 11/01/22)	890	1,009,581
5.00%, 11/01/29	(Call 11/01/22)	395	442,270
Series EF
5.00%, 11/01/22		1,000	1,132,450
Series EH
5.00%, 08/01/18		1,315	1,335,001
5.00%, 08/01/23	(ETM)	980	1,125,246
5.00%, 08/01/33	(PR 08/01/23)	380	435,312
5.00%, 08/01/33	(Call 08/01/23)	120	135,554

54	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series EH-2017
5.00%, 08/01/23	(ETM)	$245	$281,311
5.00%, 08/01/23		775	888,150
Series EO
5.00%, 08/01/23	(ETM)	615	707,847
5.00%, 08/01/23		385	441,210
5.00%, 08/01/24		1,000	1,163,370
5.00%, 08/01/25	(Call 08/01/24)	1,000	1,160,130
5.00%, 08/01/26	(PR 08/01/24)	220	257,519
5.00%, 08/01/26	(Call 08/01/24)	2,280	2,640,696
5.00%, 08/01/29	(Call 08/01/24)	1,000	1,149,200
Series EP
5.00%, 08/01/22		1,000	1,127,020
Series EY
5.00%, 10/01/23		1,000	1,149,670
Series EZ
5.00%, 10/01/27	(Call 10/01/25)	2,000	2,340,280
Series FG
4.00%, 10/01/34	(Call 10/01/26)	5,000	5,267,250
4.00%, 10/01/36	(Call 10/01/26)	1,500	1,572,150
Series FH
5.00%, 10/01/25		2,000	2,359,940
5.00%, 10/01/26		1,350	1,608,012
5.00%, 10/01/27	(Call 10/01/26)	3,000	3,547,950
Series FK
4.00%, 05/01/36	(Call 05/01/27)	2,000	2,101,780
5.00%, 05/01/34	(Call 05/01/27)	6,900	7,998,273
Series FT
5.00%, 01/01/33	(Call 01/01/28)	2,000	2,340,140

			105,455,752
IDAHO — 0.04%
Idaho Housing & Finance Association RB
5.00%, 07/15/26		1,000	1,170,420
5.25%, 07/15/26	(PR 07/15/18) (AGC)	2,140	2,170,859

			3,341,279
ILLINOIS — 3.68%
Chicago Board of Education ST
6.00%, 04/01/46	(Call 04/01/27)	1,430	1,671,441
Chicago Midway International Airport RB
Series 2014B
5.00%, 01/01/35	(Call 01/01/24)	2,000	2,213,560

Security		Principal (000s)	Value
Series B
5.00%, 01/01/46	(Call 01/01/26)	$2,255	$2,507,673
Chicago O’Hare International Airport RB
5.00%, 01/01/32	(Call 01/01/25)	5,000	5,619,850
5.75%, 01/01/39	(PR 01/01/21)	420	466,309
5.75%, 01/01/43	(Call 01/01/23)	1,000	1,134,310
Series 2015-B
5.00%, 01/01/22		2,000	2,214,680
5.00%, 01/01/27	(Call 01/01/25)	2,500	2,863,100
5.00%, 01/01/30	(Call 01/01/25)	3,510	3,972,934
Series A
5.75%, 01/01/39	(Call 01/01/21)	80	87,819
Series B
5.00%, 01/01/20		700	741,965
5.00%, 01/01/36	(Call 01/01/27)	9,110	10,339,850
5.00%, 01/01/38	(Call 01/01/27)	3,025	3,430,894
5.00%, 01/01/41	(Call 01/01/26)	1,500	1,669,170
6.00%, 01/01/41	(PR 01/01/21)	15,000	16,779,150
Series C
5.00%, 01/01/31	(Call 01/01/26)	460	523,761
5.25%, 01/01/35	(Call 01/01/20) (AGM)	3,500	3,702,055
6.50%, 01/01/41	(PR 01/01/21)	1,560	1,764,173
Series D
5.00%, 01/01/44	(Call 01/01/23)	1,685	1,828,326
5.00%, 01/01/46	(Call 01/01/25)	1,000	1,105,090
5.00%, 01/01/52	(Call 01/01/27)	10,000	11,090,400
5.25%, 01/01/42	(Call 01/01/27)	1,000	1,148,280
Series E
5.00%, 01/01/27		2,000	2,354,040
Series F
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,049,380
5.00%, 01/01/40	(Call 01/01/20)	610	639,451
Chicago Transit Authority RB
5.00%, 12/01/44	(Call 12/01/24) (AGM)	1,000	1,104,580
5.25%, 12/01/49	(Call 12/01/24)	2,500	2,757,600
City of Chicago IL GO
Series A
5.00%, 01/01/26	(Call 01/01/20) (AGM)	1,000	1,046,630
5.00%, 01/01/27	(Call 01/01/20) (AGM)	1,020	1,067,185

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 01/01/29	(Call 04/02/18) (NPFGC-FGIC)	$860	$866,450
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39	(Call 01/01/24)	2,000	2,140,560
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,057,330
City of Chicago IL Waterworks Revenue RB
5.00%, 11/01/42	(Call 11/01/22)	2,500	2,667,725
5.25%, 11/01/38	(PR 11/01/18)	1,000	1,025,540
Cook County Community College District No. 508 GO
5.25%, 12/01/43	(Call 12/01/23)	1,075	1,112,604
County of Cook IL GO
Series A
5.00%, 11/15/19		460	483,529
5.25%, 11/15/22	(Call 11/15/20)	1,000	1,081,490
5.25%, 11/15/28	(Call 11/15/21)	500	540,765
Series C
5.00%, 11/15/29	(Call 11/15/22)	1,250	1,350,287
County of Will IL GO
5.00%, 11/15/41	(Call 11/15/25)	1,200	1,324,812
Illinois Finance Authority RB
Series A
5.00%, 10/01/38	(Call 10/01/24)	2,000	2,273,020
5.00%, 10/01/40	(Call 10/01/25)	2,000	2,220,660
5.25%, 10/01/52	(Call 04/01/23)	1,000	1,109,250
Illinois State Toll Highway Authority RB
Series A
5.00%, 12/01/19		4,280	4,525,843
5.00%, 12/01/22		1,000	1,126,970
5.00%, 12/01/32	(Call 01/01/26)	3,000	3,424,830
5.00%, 01/01/38	(Call 01/01/23)	1,000	1,104,900
5.00%, 01/01/40	(Call 07/01/25)	2,000	2,234,880
5.00%, 01/01/42	(Call 01/01/28)	4,500	5,065,110
Series A-1
5.00%, 01/01/28	(Call 01/01/20)	1,000	1,061,820
5.00%, 01/01/31	(Call 01/01/20)	700	740,530
Series B
5.00%, 12/01/18		1,415	1,451,733
5.00%, 01/01/36	(Call 01/01/26)	1,000	1,128,940
5.00%, 01/01/37	(Call 01/01/24)	2,500	2,769,775
5.00%, 01/01/37	(Call 01/01/26)	1,500	1,690,080

Security		Principal (000s)	Value
5.00%, 01/01/40	(Call 01/01/26)	$9,125	$10,207,407
5.00%, 01/01/41	(Call 07/01/26)	4,000	4,463,800
Series C
5.00%, 01/01/36	(Call 01/01/25)	2,000	2,232,220
Series D
5.00%, 01/01/22		3,915	4,336,763
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18[a]		1,000	995,821
0.00%, 06/15/28	(NPFGC)[a]	3,435	2,217,533
0.00%, 12/15/52	(AGM)[a]	7,000	1,400,280
5.50%, 06/15/29	(ETM) (NPFGC-FGIC)	95	113,570
5.50%, 06/15/29	(NPFGC-FGIC)	1,805	2,040,661
Series A
0.00%, 12/15/22	(NPFGC)[a]	340	287,841
0.00%, 06/15/31	(NPFGC)[a]	1,035	566,352
0.00%, 12/15/34	(NPFGC)[a]	3,000	1,357,530
0.00%, 06/15/36	(NPFGC)[a]	2,800	1,165,696
0.00%, 06/15/37	(NPFGC)[a]	415	163,763
0.00%, 12/15/39a		3,800	1,317,992
Series B
0.00%, 06/15/26	(AGM)[a]	2,000	1,472,440
0.00%, 06/15/27	(AGM)[a]	1,000	697,970
0.00%, 06/15/43	(AGM)[a]	2,000	645,940
0.00%, 06/15/45	(AGM)[a]	770	226,211
0.00%, 06/15/46	(AGM)[a]	1,600	448,160
0.00%, 06/15/47	(AGM)[a]	330	88,117
Metropolitan Water Reclamation District of Greater Chicago GOL
Series B
5.00%, 12/01/30	(Call 12/01/21)	710	784,614
5.00%, 12/01/32	(Call 12/01/21)	1,000	1,102,430
Series C
5.25%, 12/01/32		1,340	1,592,898
Regional Transportation Authority RB
5.75%, 06/01/21	(AGM)	500	557,645
5.75%, 06/01/23	(AGM)	1,000	1,146,070
State of Illinois GO
5.00%, 02/01/19		1,000	1,021,790
5.00%, 07/01/19		1,000	1,030,750
5.00%, 08/01/19		2,075	2,142,479
5.00%, 01/01/20	(AGM)	975	1,025,486

56	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 02/01/20		$1,000	$1,034,450
5.00%, 05/01/20		3,000	3,101,100
5.00%, 02/01/21		2,500	2,603,650
5.00%, 08/01/21		2,000	2,093,720
5.00%, 01/01/22	(Call 01/01/20)	1,500	1,539,750
5.00%, 02/01/22		2,000	2,095,360
5.00%, 08/01/22		580	609,702
5.00%, 02/01/23		4,250	4,455,147
5.00%, 02/01/24		2,500	2,622,375
5.00%, 08/01/24	(Call 08/01/22)	3,550	3,693,668
5.00%, 02/01/26	(Call 02/01/24)	2,000	2,078,700
5.00%, 02/01/26		3,000	3,137,460
5.00%, 02/01/28	(Call 02/01/27)	2,000	2,075,660
5.00%, 05/01/29	(Call 05/01/24)	1,900	1,945,391
5.00%, 05/01/31	(Call 05/01/24)	1,500	1,526,160
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,014,760
5.00%, 02/01/39	(Call 02/01/24)	6,285	6,351,998
5.25%, 07/01/29	(Call 07/01/23)	2,000	2,073,140
5.50%, 07/01/27	(Call 07/01/23)	660	696,043
5.50%, 07/01/38	(Call 07/01/23)	1,000	1,036,310
Series A
5.00%, 11/01/18		9,000	9,154,080
5.00%, 12/01/19		10,000	10,389,500
5.00%, 12/01/31	(Call 12/01/27)	2,000	2,051,060
5.00%, 12/01/39	(Call 12/01/27)	2,000	2,035,380
Series D
5.00%, 11/01/20		7,300	7,596,599
5.00%, 11/01/21		9,700	10,178,792
5.00%, 11/01/22		8,300	8,736,082
5.00%, 11/01/23		8,300	8,712,178
5.00%, 11/01/24		6,300	6,623,631
5.00%, 11/01/25		8,800	9,239,120
5.00%, 11/01/26		8,300	8,691,594
5.00%, 11/01/27		8,280	8,647,301
5.00%, 11/01/28	(Call 11/01/27)	12,000	12,465,240
State of Illinois RB
5.00%, 06/15/19		545	567,132
5.00%, 06/15/26	(Call 06/15/23)	1,500	1,682,190
Series B
5.25%, 06/15/34	(PR 06/15/19)	2,000	2,095,140

			333,972,881
INDIANA — 0.23%
Indiana Finance Authority RB
5.00%, 02/01/32	(Call 02/01/23)	1,000	1,123,270

Security		Principal (000s)	Value
5.00%, 10/01/41	(Call 10/01/26)	$2,000	$2,247,460
Series A
4.00%, 10/01/42	(Call 10/01/22)	2,500	2,550,300
5.00%, 02/01/20		1,000	1,065,190
5.00%, 10/01/44	(Call 10/01/24)	2,000	2,265,280
5.25%, 02/01/35	(Call 08/01/25)	1,000	1,162,250
Series B
5.00%, 10/01/41	(Call 10/01/21)	1,000	1,089,760
Series C
5.00%, 12/01/23		1,250	1,442,325
5.00%, 02/01/29	(Call 02/01/28)	1,800	2,177,118
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.75%, 01/01/38	(PR 01/01/19)	1,070	1,108,638
5.75%, 01/01/38	(Call 01/01/19)	4,400	4,549,952

			20,781,543
IOWA — 0.06%
Iowa Finance Authority RB
5.00%, 08/01/20		1,000	1,079,680
5.00%, 08/01/31	(Call 08/01/27)	2,000	2,372,780
State of Iowa RB
Series A
5.00%, 06/01/27	(Call 06/01/26)	1,000	1,173,840
5.00%, 06/01/27	(PR 06/01/19)	500	521,530

			5,147,830
KANSAS — 0.23%
Kansas Development Finance Authority RB
5.00%, 03/01/21	(Call 03/01/20)	1,060	1,130,564
State of Kansas Department of Transportation RB
5.00%, 09/01/25		2,500	2,951,075
5.00%, 09/01/29	(Call 09/01/25)	1,000	1,158,840
5.00%, 09/01/30	(Call 09/01/25)	1,500	1,732,740
5.00%, 09/01/33	(Call 09/01/25)	3,000	3,443,550
Series A
5.00%, 09/01/21		1,200	1,329,156
5.00%, 09/01/22		3,000	3,389,370
5.00%, 09/01/27	(Call 09/01/24)	2,000	2,317,620
5.00%, 09/01/29	(Call 09/01/24)	1,000	1,154,250
5.50%, 03/01/19	(AGM)	2,255	2,346,937

			20,954,102

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
KENTUCKY — 0.11%
Kentucky Asset Liability Commission RB
First Series
5.25%, 09/01/18	(NPFGC)	$320	$325,939
First Series A
5.00%, 09/01/26	(Call 09/01/24)	1,000	1,143,910
Kentucky Public Transportation Infrastructure Authority RB
Series 2013A
5.75%, 07/01/49	(Call 07/01/23)	1,000	1,105,940
Kentucky State Property & Building Commission RB
5.00%, 11/01/20	(PR 11/01/18)	1,600	1,638,768
5.38%, 11/01/23	(PR 11/01/18)	920	944,292
Series A
5.00%, 08/01/19		1,000	1,046,900
Series B
5.00%, 11/01/23		1,500	1,691,775
Louisville & Jefferson County Metropolitan Sewer District RB
Series A
5.00%, 05/15/30	(Call 11/15/21)	500	554,020
5.00%, 05/15/34	(Call 11/15/21)	1,000	1,101,260

			9,552,804
LOUISIANA — 0.44%
City of New Orleans LA Sewerage Service Revenue RB
5.00%, 06/01/44	(Call 06/01/24)	1,000	1,098,770
City of New Orleans LA Water System Revenue RB
5.00%, 12/01/44	(Call 12/01/24)	1,000	1,102,670
East Baton Rouge Sewerage Commission RB
Series A
5.25%, 02/01/39	(PR 02/01/19)	1,000	1,035,010
Series B
5.00%, 02/01/39	(Call 02/01/25)	2,000	2,237,440
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014A
5.00%, 02/01/44	(Call 02/01/24)	2,000	2,208,380

Security		Principal (000s)	Value
Series A
4.00%, 02/01/48	(Call 02/01/23)	$1,000	$1,012,890
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/21	(AGM)	1,000	1,098,800
New Orleans Aviation Board RB Series A
5.00%, 01/01/48	(Call 01/01/27)	1,500	1,671,990
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A
4.50%, 05/01/39	(Call 05/01/25)	1,000	1,070,030
5.00%, 05/01/41	(Call 05/01/25)	1,000	1,124,600
Series A-1
4.00%, 05/01/35	(Call 05/01/22)	1,000	1,040,830
5.00%, 05/01/24	(PR 05/01/22)	250	280,560
5.00%, 05/01/24	(Call 05/01/22)	750	837,533
5.00%, 05/01/25	(PR 05/01/22)	240	269,338
5.00%, 05/01/25	(Call 05/01/22)	760	848,054
Series B
5.00%, 05/01/34	(PR 05/01/20)	1,915	2,054,584
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,130,970
5.00%, 05/01/45	(PR 05/01/20)	3,250	3,486,892
Series C
5.00%, 05/01/40	(Call 11/01/27)	2,000	2,270,420
State of Louisiana GO
Series A
4.00%, 02/01/29	(Call 02/01/24)	1,000	1,058,250
4.00%, 08/01/31	(Call 08/01/22)	1,000	1,053,310
5.00%, 11/15/21	(Call 05/15/20)	2,000	2,143,860
5.00%, 02/01/28	(Call 02/01/24)	1,000	1,127,830
Series B
5.00%, 08/01/27	(Call 08/01/26)	3,000	3,496,530
Series C
5.00%, 07/15/21		1,000	1,101,380
5.00%, 08/01/23		1,000	1,141,610
5.00%, 07/15/24	(Call 07/15/22)	1,000	1,118,230
5.00%, 08/01/25	(Call 08/01/24)	2,000	2,297,120

			40,417,881
MARYLAND — 2.35%
City of Baltimore MD RB
Series A
5.00%, 07/01/43	(Call 01/01/24)	1,000	1,108,470
5.00%, 07/01/46	(Call 01/01/27)	3,000	3,375,540

58	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
County of Montgomery MD GO
Series A
5.00%, 11/01/18		$2,000	$2,048,720
5.00%, 07/01/21		1,000	1,105,710
5.00%, 11/01/24		5,300	6,218,596
Series B
5.00%, 11/01/21		2,250	2,507,512
5.00%, 11/01/23		2,500	2,888,075
5.00%, 11/01/25	(Call 11/01/24)	3,900	4,552,275
5.00%, 11/01/26	(Call 11/01/24)	1,000	1,163,890
Series C
5.00%, 10/01/25		4,000	4,747,280
Maryland State Transportation Authority RB
5.00%, 07/01/35	(Call 07/01/18) (AGM)	10,000	10,115,000
5.00%, 07/01/38	(Call 07/01/18) (AGM)	2,000	2,023,000
State of Maryland Department of Transportation RB
4.00%, 09/01/21		6,000	6,443,340
5.00%, 02/15/23		8,175	9,305,194
5.00%, 09/01/24		1,250	1,460,000
5.00%, 09/01/25		1,000	1,181,940
5.00%, 09/01/27		2,030	2,450,961
5.00%, 09/01/30	(Call 09/01/27)	1,000	1,187,860
State of Maryland GO
5.00%, 08/01/18		1,300	1,319,929
5.00%, 03/01/19		1,500	1,553,445
5.00%, 03/15/19		2,650	2,748,050
5.00%, 03/01/20		1,500	1,600,470
First Series
5.00%, 06/01/24		2,000	2,327,680
First Series A
5.00%, 03/01/18		1,000	1,000,000
First Series B
5.00%, 03/01/18		3,885	3,885,000
5.00%, 03/01/19		2,525	2,614,966
5.00%, 03/15/20		1,660	1,773,312
5.00%, 03/01/21	(Call 03/01/20)	1,250	1,332,450
First Series C
4.00%, 08/15/21		9,270	9,962,562
4.00%, 08/15/22		1,000	1,087,910

Security		Principal (000s)	Value
Second Series B
4.00%, 08/01/27	(Call 08/01/22)	$3,390	$3,661,607
5.00%, 03/15/22	(PR 03/15/19)	2,000	2,073,800
5.00%, 08/01/24	(PR 08/01/22)	1,000	1,131,090
Second Series E
4.50%, 08/01/20		2,850	3,044,199
Series A
4.00%, 08/01/27	(Call 08/01/23)	2,000	2,175,300
4.00%, 08/01/29	(Call 08/01/23)	2,000	2,166,800
5.00%, 03/01/21		3,000	3,285,330
5.00%, 03/15/22		11,525	12,911,457
5.00%, 03/01/24	(PR 03/01/21)	3,000	3,286,260
5.00%, 03/01/24	(PR 03/01/23)	1,000	1,138,930
5.00%, 03/01/24	(PR 03/01/22)	1,960	2,196,023
5.00%, 08/01/24		2,700	3,149,874
5.00%, 03/15/25		1,000	1,174,470
5.00%, 03/15/27		1,200	1,441,296
5.00%, 08/01/27		1,000	1,206,660
5.00%, 08/01/28	(Call 08/01/27)	5,000	6,010,100
5.00%, 03/15/29	(Call 03/15/27)	5,000	5,951,900
Series B
5.00%, 08/01/18		2,000	2,030,660
5.00%, 03/15/19		1,500	1,555,500
5.00%, 08/01/20		1,500	1,619,895
5.00%, 08/01/21	(PR 08/01/19)	1,000	1,048,920
5.00%, 08/01/23	(PR 08/01/19)	5,720	5,999,822
5.00%, 08/01/25		6,100	7,202,941
5.00%, 08/01/26		8,245	9,848,487
Series C
5.00%, 03/01/20	(PR 03/01/19)	1,120	1,159,794
5.00%, 08/01/20		2,500	2,699,825
5.00%, 08/01/21		3,300	3,652,704
5.00%, 08/01/22		2,950	3,331,376
5.00%, 08/01/24		12,525	14,611,916
5.25%, 08/01/20		2,500	2,714,575
Third Series C
5.00%, 11/01/19		4,500	4,758,525

			213,329,173
MASSACHUSETTS — 5.17%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A
5.00%, 06/15/25	(Call 06/15/24)	1,400	1,625,344

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 06/15/27	(Call 06/15/24)	$2,000	$2,309,240
Commonwealth of Massachusetts GO
Series A
5.00%, 04/01/26	(PR 04/01/21)	2,155	2,366,168
5.00%, 09/01/28	(Call 09/01/18)	4,410	4,489,733
Series C
5.50%, 12/01/22	(AGM)	1,050	1,216,131
5.50%, 12/01/22	(AMBAC)	6,200	7,180,964
5.50%, 12/01/23	(AMBAC)	910	1,073,409
Commonwealth of Massachusetts GOL
4.00%, 05/01/35	(Call 05/01/23)	2,000	2,085,220
4.00%, 05/01/38	(Call 05/01/23)	1,500	1,553,760
4.00%, 05/01/39	(Call 05/01/23)	2,000	2,069,740
4.00%, 05/01/40	(Call 05/01/23)	1,460	1,508,808
Series A
4.00%, 04/01/42	(Call 04/01/21)	10,335	10,602,987
4.50%, 12/01/43	(Call 12/01/21)	2,500	2,688,850
5.00%, 04/01/19		3,800	3,946,566
5.00%, 03/01/23		4,900	5,570,761
5.00%, 07/01/23		2,525	2,889,635
5.00%, 07/01/25		1,000	1,176,730
5.00%, 04/01/28	(PR 04/01/21)	3,000	3,293,970
5.00%, 07/01/28	(Call 07/01/26)	10,000	11,754,100
5.00%, 03/01/34	(PR 03/01/19)	460	476,344
5.00%, 07/01/36	(Call 07/01/25)	2,500	2,862,125
5.00%, 03/01/39	(PR 03/01/19)	1,975	2,045,172
5.00%, 03/01/46	(Call 03/01/24)	1,305	1,460,191
5.00%, 04/01/47	(Call 04/01/27)	5,265	5,953,399
5.25%, 08/01/21		3,000	3,344,340
5.50%, 08/01/30	(AMBAC)	6,400	7,921,920
Series B
5.00%, 08/01/21		3,800	4,204,814
5.00%, 06/01/25	(PR 06/01/20)	1,800	1,936,170
5.00%, 08/01/25	(PR 08/01/20)	1,200	1,297,104
5.00%, 07/01/27		2,500	2,998,775
5.00%, 04/01/47	(Call 04/01/27)	5,000	5,653,750
5.25%, 08/01/20		745	808,943
5.25%, 08/01/21		425	473,782
5.25%, 08/01/21	(AGM)	1,585	1,766,926
5.25%, 09/01/21		1,960	2,189,614
5.25%, 08/01/22		1,100	1,252,790
5.25%, 09/01/22	(AGM)	600	684,576

Security		Principal (000s)	Value
5.25%, 08/01/23		$1,075	$1,245,624
5.25%, 09/01/23	(AGM)	215	249,503
5.25%, 09/01/24	(AGM)	1,820	2,147,127
Series C
4.00%, 10/01/27	(Call 10/01/20)	2,425	2,553,258
5.00%, 08/01/19		2,220	2,329,557
5.00%, 04/01/20		9,085	9,718,315
5.00%, 08/01/22		2,500	2,820,950
5.00%, 07/01/23	(Call 07/01/22)	3,000	3,371,490
5.00%, 10/01/24		6,900	8,049,885
5.00%, 08/01/25		1,350	1,590,071
5.00%, 10/01/25		5,000	5,903,650
Series D
4.00%, 02/01/41	(Call 02/01/27)	3,000	3,083,820
4.00%, 02/01/45	(Call 02/01/27)	2,000	2,045,160
5.00%, 10/01/24	(PR 10/01/21)	1,000	1,112,310
5.00%, 07/01/25		2,500	2,941,825
5.00%, 07/01/26		4,000	4,757,640
5.00%, 07/01/27		4,900	5,877,599
5.00%, 08/01/33	(PR 08/01/21)	7,645	8,467,449
5.00%, 02/01/34	(Call 02/01/27)	1,500	1,729,275
5.50%, 10/01/18		400	409,752
5.50%, 10/01/19	(AMBAC)	4,260	4,525,824
Series D-2-R
1.70%, 08/01/43	(Put 08/01/22)[b]	1,600	1,567,168
Series E
4.00%, 04/01/46	(Call 04/01/25)	9,915	10,092,379
4.50%, 08/01/43	(Call 08/01/21)	2,075	2,219,088
5.00%, 11/01/23		1,600	1,841,904
5.00%, 11/01/25	(AMBAC)	2,115	2,499,422
5.00%, 09/01/28	(PR 09/01/22)	4,400	4,985,288
5.00%, 08/01/35	(Call 08/01/21)	1,650	1,807,955
5.00%, 08/01/39	(Call 08/01/21)	2,500	2,735,000
5.00%, 08/01/40	(Call 08/01/21)	2,165	2,367,752
Series J
5.00%, 12/01/37	(Call 12/01/26)	9,845	11,284,339
Commonwealth of Massachusetts RB
5.50%, 01/01/30	(NPFGC-FGIC)	1,110	1,375,834
5.50%, 01/01/34	(NPFGC-FGIC)	1,500	1,909,515
Series A
5.50%, 06/01/21	(AGM)	4,545	5,086,719

60	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A
4.00%, 06/01/45	(Call 06/01/25)	$2,500	$2,600,425
5.00%, 06/01/25	(PR 06/01/21)	1,050	1,158,287
5.00%, 06/01/41	(Call 06/01/26)	7,000	7,977,410
5.00%, 06/01/42	(Call 06/01/27)	5,600	6,415,584
5.00%, 06/01/44	(Call 06/01/24)	3,000	3,368,430
5.00%, 06/01/47	(Call 06/01/27)	3,850	4,394,120
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/20		7,000	7,540,470
5.00%, 07/01/28		130	156,533
5.00%, 07/01/31		2,870	3,493,221
5.25%, 07/01/21		765	851,238
5.25%, 07/01/28		1,450	1,778,396
5.25%, 07/01/30		3,635	4,519,395
5.25%, 07/01/34	(PR 07/01/18)	14,850	15,043,710
Series B
5.25%, 07/01/19		1,395	1,464,011
5.25%, 07/01/21		2,120	2,358,988
Series C
5.00%, 07/01/31	(PR 07/01/18)	1,000	1,012,240
5.00%, 07/01/34	(PR 07/01/18)	2,450	2,479,988
5.50%, 07/01/18		2,180	2,209,822
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/18		1,000	1,015,290
5.00%, 08/01/20		1,800	1,945,206
5.00%, 08/01/24		1,000	1,170,540
5.00%, 08/01/26		2,000	2,392,320
5.25%, 08/01/20		1,000	1,086,570
5.25%, 08/01/21		500	558,095
Series A
5.25%, 08/01/19		1,000	1,052,980
Massachusetts Department of Transportation RB
Series A
0.00%, 01/01/28	(NPFGC)[a]	1,000	738,320
5.00%, 01/01/20	(ETM)	95	98,811
Massachusetts Development Finance Agency RB
5.00%, 01/01/41	(Call 01/01/25)	1,000	1,087,220

Security		Principal (000s)	Value
Series A
4.00%, 07/15/36	(Call 07/15/26)	$4,000	$4,212,160
5.00%, 07/15/22		1,000	1,130,270
5.00%, 07/15/28	(Call 07/15/26)	2,000	2,380,420
5.00%, 07/15/33	(Call 07/15/26)	3,000	3,518,610
5.00%, 07/15/36		1,490	1,865,033
5.00%, 07/15/40		4,000	5,076,920
5.00%, 01/01/47	(Call 01/01/27)	1,500	1,649,235
Series BB1
5.00%, 10/01/46	(Call 10/01/26)	1,750	1,972,093
Series P
5.00%, 07/01/43	(Call 07/01/23)	3,225	3,609,549
Massachusetts School Building Authority RB
Series A
5.00%, 08/15/23	(Call 08/15/22)	1,500	1,692,840
5.00%, 08/15/26	(Call 08/15/22)	1,075	1,208,311
5.00%, 08/15/30	(Call 08/15/22)	3,135	3,498,315
5.00%, 05/15/43	(Call 05/15/23)	7,810	8,688,156
Series B
4.00%, 01/15/45	(Call 01/15/25)	2,000	2,048,240
5.00%, 10/15/19		1,000	1,055,940
5.00%, 10/15/21		1,035	1,149,761
5.00%, 08/15/28	(Call 08/15/22)	1,000	1,119,940
5.00%, 08/15/29	(Call 08/15/22)	8,930	9,984,990
5.00%, 08/15/30	(Call 08/15/22)	9,305	10,395,918
5.00%, 10/15/35	(Call 10/15/21)	1,000	1,097,240
5.00%, 10/15/41	(Call 10/15/21)	2,750	3,003,385
5.00%, 11/15/46	(Call 11/15/26)	14,025	15,894,532
Series C
4.00%, 08/15/36	(Call 08/15/25)	1,000	1,039,190
5.00%, 08/15/27	(Call 08/15/25)	2,000	2,336,560
5.00%, 08/15/37	(Call 08/15/25)	3,000	3,408,720
Massachusetts State College Building Authority RB
Series B
5.00%, 05/01/43	(Call 05/01/22) (GTD)	750	822,443
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
Series B
5.00%, 01/01/27	(Call 01/01/20)	2,175	2,297,714
5.00%, 01/01/37	(Call 01/01/20)	1,000	1,050,860

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Massachusetts Water Resources Authority RB
Series A
5.00%, 08/01/23		$1,500	$1,726,455
5.00%, 08/01/40	(PR 08/01/20)	3,475	3,751,888
Series B
5.00%, 08/01/36	(PR 08/01/21)	1,000	1,104,080
5.00%, 08/01/39	(PR 08/01/19)	2,445	2,564,609
5.25%, 08/01/23	(AGM)	1,000	1,163,730
5.25%, 08/01/25	(AGM)	2,500	3,005,675
5.25%, 08/01/26	(AGM)	1,100	1,340,350
5.25%, 08/01/28	(AGM)	1,000	1,240,380
5.25%, 08/01/30		2,000	2,494,100
5.25%, 08/01/31	(AGM)	800	1,005,632
Series B-1
5.00%, 08/01/21	(PR 08/01/19)	90	94,337
5.00%, 08/01/21	(Call 08/01/19)	410	430,057
Series C
5.00%, 08/01/32	(Call 08/01/26)	6,485	7,563,585
5.00%, 08/01/34	(Call 08/01/26)	5,000	5,790,950
5.25%, 08/01/42	(Call 08/01/21)	1,000	1,106,720
Series J
5.50%, 08/01/20	(AGM)	1,000	1,092,470
5.50%, 08/01/21	(AGM)	2,155	2,423,168
Metropolitan Boston Transit Parking Corp. RB
5.25%, 07/01/33	(Call 07/01/21)	2,000	2,201,580
University of Massachusetts Building Authority RB Series 1
4.00%, 11/01/44	(Call 11/01/27)	2,145	2,212,653
4.00%, 11/01/45	(Call 11/01/25)	2,500	2,569,725
5.00%, 11/01/40	(Call 11/01/25)	2,500	2,839,975
5.00%, 11/01/44	(Call 11/01/24)	2,695	3,019,990

			469,352,372
MICHIGAN — 0.79%
Detroit City School District GO Series A
5.25%, 05/01/30	(AGM)	2,500	2,957,500
Great Lakes Water Authority Sewage Disposal System Revenue RB
5.00%, 07/01/34	(Call 07/01/26)	2,000	2,241,160

Security		Principal (000s)	Value
Great Lakes Water Authority Water Supply System Revenue RB Series A
5.00%, 07/01/46	(Call 07/01/26)	$3,000	$3,336,360
Michigan Finance Authority RB
5.00%, 07/01/20	(Call 07/01/19)	6,050	6,321,221
5.00%, 07/01/21	(Call 07/01/18)	4,500	4,551,930
Series A
5.00%, 01/01/19		2,625	2,703,383
5.00%, 07/01/19		3,070	3,212,632
Series C-3
5.00%, 07/01/24	(AGM)	1,000	1,146,760
5.00%, 07/01/32	(Call 07/01/24) (AGM)	1,000	1,115,110
Series D1
5.00%, 07/01/22	(AGM)	1,000	1,113,710
Series D2
5.00%, 07/01/26	(Call 07/01/24) (AGM)	1,000	1,131,740
Michigan State Building Authority RB
Series I
5.00%, 04/15/20		6,020	6,443,447
5.00%, 04/15/28	(Call 10/15/25)	3,000	3,469,980
5.00%, 10/15/29	(Call 10/15/23)	1,000	1,131,400
5.00%, 10/15/30	(Call 10/15/26)	3,000	3,472,380
5.00%, 04/15/38	(Call 10/15/25)	3,000	3,373,260
5.00%, 04/15/41	(Call 10/15/26)	1,000	1,119,430
5.00%, 10/15/51	(Call 10/15/26)	2,500	2,763,150
Series II
5.38%, 10/15/41	(Call 10/15/21)	2,000	2,219,700
State of Michigan GO
Series A
5.00%, 05/01/19	(Call 05/01/18)	230	231,341
5.00%, 11/01/20	(PR 11/01/18)	760	778,415
5.25%, 11/01/22	(PR 11/01/18)	200	205,174
State of Michigan RB
5.00%, 03/15/23		1,000	1,130,740
5.00%, 03/15/24		4,000	4,585,960
5.00%, 03/15/26		2,500	2,916,800
5.00%, 03/15/27		300	352,368
State of Michigan Trunk Line Revenue RB
5.00%, 11/01/20	(Call 11/01/19)	2,820	2,977,694

62	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
University of Michigan RB
Series A
5.00%, 04/01/23		$1,500	$1,715,565
5.00%, 04/01/42	(Call 04/01/27)	2,500	2,884,075

			71,602,385
MINNESOTA — 0.59%
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A
5.00%, 01/01/26		1,215	1,430,711
Series C
5.00%, 01/01/41	(Call 01/01/27)	1,500	1,717,380
5.00%, 01/01/46	(Call 01/01/27)	4,000	4,546,600
Minnesota Public Facilities Authority RB
Series A
5.00%, 03/01/20		1,000	1,067,590
Series B
5.00%, 03/01/19		510	528,069
State of Minnesota GO
Series 2010-D
5.00%, 08/01/22	(Call 08/01/20)	1,650	1,783,931
Series A
5.00%, 08/01/18		700	710,822
5.00%, 08/01/19		5,320	5,582,542
5.00%, 08/01/25	(PR 08/01/20)	1,600	1,727,488
Series B
5.00%, 08/01/18		6,700	6,803,582
Series D
5.00%, 08/01/20		1,725	1,863,311
5.00%, 08/01/21		7,550	8,354,301
5.00%, 08/01/22		1,500	1,692,570
5.00%, 08/01/23		2,400	2,755,704
5.00%, 10/01/26		3,000	3,588,720
Series F
4.00%, 10/01/24	(Call 10/01/23)	3,250	3,560,960
5.00%, 10/01/20		1,500	1,627,605
Series H
5.00%, 11/01/19		500	528,640
State of Minnesota RB
Series B
5.00%, 03/01/19		500	517,610
5.00%, 03/01/29	(Call 03/01/22)	1,000	1,105,770

Security		Principal (000s)	Value
Western Minnesota Municipal Power Agency RB Series A
5.00%, 01/01/46	(Call 01/01/24)	$2,000	$2,227,140

			53,721,046
MISSISSIPPI — 0.25%
State of Mississippi GO
Series A
4.00%, 10/01/36	(Call 10/01/27)	1,000	1,042,860
5.00%, 10/01/27		1,000	1,201,420
5.00%, 10/01/31	(PR 10/01/21)	1,000	1,112,310
5.00%, 10/01/32	(Call 10/01/27)	3,350	3,907,272
5.00%, 10/01/34	(Call 10/01/27)	6,000	6,943,920
5.00%, 10/01/36	(PR 10/01/21)	1,000	1,112,310
Series C
5.00%, 10/01/19		1,715	1,807,833
5.00%, 10/01/24		1,000	1,165,320
5.00%, 10/01/27	(Call 10/01/25)	3,420	3,978,794

			22,272,039
MISSOURI — 0.40%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB
Series A
5.00%, 10/01/33	(Call 10/01/22)	2,000	2,236,220
City of Kansas City MO RB Series C
5.25%, 04/01/40	(PR 04/01/18)	500	501,650
City of Kansas City MO Sanitary Sewer System Revenue RB Series A
4.00%, 01/01/42	(Call 01/01/28)	1,000	1,035,350
City of Springfield MO Public Utility Revenue RB
4.00%, 08/01/31	(Call 08/01/25)	2,000	2,136,140
Metropolitan St. Louis Sewer District RB
Series A
5.00%, 05/01/42	(Call 05/01/22)	5,000	5,514,150
5.00%, 05/01/47	(Call 05/01/27)	1,000	1,143,650
Missouri Highway & Transportation Commission RB
Series 2014A
5.00%, 05/01/25	(Call 05/01/24)	4,000	4,634,680

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series A
5.00%, 05/01/21		$2,000	$2,199,820
5.00%, 05/01/23		5,795	6,631,508
Series B
5.00%, 05/01/18		5,000	5,030,350
5.00%, 05/01/19		2,000	2,081,380
5.00%, 05/01/21		2,000	2,199,820
University of Missouri RB Series A
5.00%, 11/01/19		1,055	1,114,175

			36,458,893
NEBRASKA — 0.14%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/37	(Call 09/01/22)	1,000	1,113,370
Nebraska Public Power District RB Series A-2
5.00%, 01/01/40	(Call 01/01/22)	1,000	1,083,890
Omaha Public Power District Nebraska City Station Unit 2 RB Series A
5.00%, 02/01/49	(Call 02/01/26)	2,000	2,207,200
Omaha Public Power District RB
Series A
5.00%, 02/01/37	(PR 02/01/22)	2,000	2,227,960
Series AA
4.00%, 02/01/34	(Call 02/01/24)	2,500	2,612,425
Series B
5.00%, 02/01/21		1,000	1,091,620
5.00%, 02/01/31	(Call 08/01/24)	1,000	1,142,820
5.00%, 02/01/42	(PR 02/01/21)	1,000	1,093,110

			12,572,395
NEVADA — 0.90%
Clark County School District GOL
Series 2015D
5.00%, 06/15/28	(Call 12/15/25)	1,000	1,143,880
Series A
5.00%, 06/15/19		4,700	4,897,588
5.00%, 06/15/22		3,500	3,906,245
5.00%, 06/15/22	(PR 06/15/18)	1,500	1,515,975
5.00%, 06/15/23		1,000	1,130,440
5.00%, 06/15/25		1,000	1,148,310
5.00%, 06/15/27	(PR 06/15/18)	10,500	10,611,825

Security		Principal (000s)	Value
Series C
5.00%, 06/15/26	(Call 12/15/25)	$4,705	$5,420,866
5.00%, 06/15/27	(Call 12/15/25)	2,600	2,987,764
Clark County Water Reclamation District GOL Series A
5.25%, 07/01/38	(PR 07/01/19)	6,050	6,349,293
County of Clark Department of Aviation RB
5.00%, 07/01/30	(Call 01/01/20)	1,000	1,058,090
Series A-2
5.00%, 07/01/40	(Call 07/01/27)	5,190	5,862,209
Series B
5.00%, 07/01/18		8,760	8,863,981
5.13%, 07/01/36	(Call 01/01/20)	4,480	4,756,147
Series C
5.00%, 07/01/23	(Call 07/01/19) (AGM)	500	522,620
5.00%, 07/01/25	(Call 07/01/19) (AGM)	2,500	2,612,425
County of Clark NV GOL
5.00%, 06/01/33	(PR 06/01/18)	1,000	1,009,200
Series B
5.00%, 11/01/27	(Call 11/01/26)	2,000	2,366,740
Las Vegas Valley Water District GOL
4.00%, 06/01/39	(Call 12/01/24)	2,000	2,057,120
Series B
5.00%, 06/01/42	(Call 06/01/22)	1,000	1,099,260
State of Nevada GOL
5.00%, 03/01/22		1,000	1,116,740
5.00%, 06/01/27	(PR 06/01/18)	3,000	3,027,600
Series D
5.00%, 04/01/25		2,000	2,342,400
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/28	(Call 06/01/26)	5,000	5,869,200

			81,675,918
NEW JERSEY — 4.79%
Essex County Improvement Authority RB
5.25%, 12/15/20	(ETM)	5	5,490
5.25%, 12/15/20		995	1,089,266

64	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Garden State Preservation Trust RB
Series A
5.75%, 11/01/28	(AGM)	$1,500	$1,774,320
Series C
5.13%, 11/01/18	(AGM)	1,000	1,024,780
5.25%, 11/01/20	(AGM)	700	759,850
New Jersey Building Authority RB
Series A
5.00%, 06/15/18	(ETM)	90	90,932
5.00%, 06/15/18		910	917,999
New Jersey Economic Development Authority RB
5.00%, 03/01/19	(PR 03/01/18)	2,165	2,165,000
5.00%, 06/15/19		1,055	1,094,679
5.00%, 06/15/22	(AGM)	1,500	1,631,085
5.00%, 06/15/23	(Call 06/15/22)	1,000	1,092,460
5.00%, 06/15/25	(Call 06/15/22)	1,000	1,083,600
5.00%, 03/01/26	(Call 03/01/22)	1,000	1,064,330
5.00%, 03/01/26	(Call 03/01/23)	4,455	4,761,058
5.00%, 06/15/26	(Call 06/15/25)	5,000	5,458,250
5.00%, 06/15/26	(Call 06/15/22)	500	539,500
5.00%, 06/15/28	(Call 06/15/22)	1,050	1,126,829
5.25%, 06/15/31	(Call 06/15/25)	2,500	2,710,475
5.25%, 06/15/40	(Call 06/15/25)	1,000	1,057,540
Series A
4.00%, 07/01/22		1,000	1,037,000
4.00%, 11/01/27	(SAP)	480	488,074
4.00%, 07/01/34	(Call 07/01/27)	3,540	3,489,697
5.00%, 06/15/42	(Call 12/15/27)	1,500	1,581,825
Series AA
5.50%, 12/15/29	(PR 06/15/19)	165	173,154
5.50%, 12/15/29	(Call 06/15/19)	85	88,182
Series AAA
5.00%, 06/15/36	(Call 12/15/26)	1,000	1,065,020
5.00%, 06/15/41	(Call 12/15/26)	1,515	1,585,054
Series B
5.00%, 11/01/19	(SAP)	1,500	1,567,950
5.00%, 11/01/20	(SAP)	4,000	4,254,960
5.00%, 11/01/23	(SAP)	2,110	2,309,817
5.00%, 11/01/26	(SAP)	2,000	2,202,020
Series BBB
5.00%, 06/15/23		1,000	1,090,920
5.50%, 06/15/30	(Call 12/15/26)	3,000	3,404,130

Security		Principal (000s)	Value
Series DDD
5.00%, 06/15/42	(Call 06/15/27)	$500	$523,800
Series EE
5.25%, 09/01/24	(Call 03/01/21)	1,375	1,466,713
Series GG
5.00%, 09/01/21	(Call 03/01/21) (SAP)	1,850	1,972,267
5.00%, 09/01/22	(Call 03/01/21) (SAP)	250	265,410
5.25%, 09/01/25	(Call 03/01/21) (SAP)	1,825	1,940,249
5.25%, 09/01/27	(Call 03/01/21) (SAP)	585	616,619
Series II
5.00%, 03/01/23	(Call 03/01/22)	2,000	2,147,280
5.00%, 03/01/25	(Call 03/01/22)	2,555	2,727,258
Series K
5.50%, 12/15/19	(AMBAC)	3,345	3,542,623
Series N-1
5.50%, 09/01/24	(AMBAC)	1,325	1,498,350
5.50%, 09/01/26	(AMBAC)	1,000	1,144,330
Series NN
5.00%, 03/01/19	(ETM)	3,000	3,105,060
5.00%, 03/01/21		2,000	2,131,580
5.00%, 03/01/22		4,000	4,318,040
5.00%, 03/01/24	(Call 03/01/23)	4,575	4,939,353
5.00%, 03/01/25	(Call 03/01/23)	3,590	3,855,337
5.00%, 03/01/30	(Call 03/01/23)	3,055	3,216,151
Series PP
5.00%, 06/15/19		1,925	1,994,165
5.00%, 06/15/26	(Call 06/15/24)	3,000	3,237,750
5.00%, 06/15/27	(Call 06/15/24)	3,000	3,218,520
5.00%, 06/15/31	(Call 06/15/24)	2,500	2,643,300
Series UU
5.00%, 06/15/40	(Call 06/15/24)	2,060	2,135,108
Series XX
4.00%, 06/15/24	(SAP)	2,905	2,991,162
5.00%, 06/15/21		2,260	2,421,590
5.00%, 06/15/22		2,000	2,168,040
Series Y
5.00%, 09/01/33	(PR 09/01/18)	820	834,489

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
New Jersey Educational Facilities Authority RB
Series A
5.00%, 07/01/26	(Call 07/01/24)	$1,650	$1,917,350
Series B
5.00%, 09/01/21	(SAP)	2,000	2,149,760
5.00%, 07/01/29	(Call 07/01/27)	5,000	6,011,300
New Jersey Institute of Technology/NJ RB
Series A
5.00%, 07/01/45	(Call 07/01/25)	2,500	2,793,600
New Jersey State Turnpike Authority RB
Series A
5.00%, 01/01/31	(Call 07/01/24)	6,500	7,380,555
5.00%, 01/01/32	(PR 01/01/22)	1,000	1,115,940
5.00%, 01/01/35	(PR 01/01/22)	2,000	2,231,880
5.00%, 01/01/38	(PR 07/01/22)	6,000	6,774,900
Series B
5.00%, 01/01/19		5,180	5,329,857
5.00%, 01/01/21		1,000	1,087,030
5.00%, 01/01/25	(Call 01/01/23)	1,000	1,118,370
5.00%, 01/01/27	(Call 01/01/23)	2,000	2,226,120
5.00%, 01/01/28	(Call 01/01/23)	2,500	2,780,250
5.00%, 01/01/29	(Call 01/01/23)	1,400	1,555,582
Series E
5.25%, 01/01/40	(PR 01/01/19)	2,500	2,580,000
Series I
5.00%, 01/01/35	(PR 01/01/20)	1,760	1,869,472
New Jersey Transit Corp. RB
Series A
5.00%, 09/15/18		1,500	1,523,535
New Jersey Transportation Trust Fund Authority RB
5.25%, 12/15/19		3,860	4,063,576
5.25%, 12/15/21	(NPFGC)	695	762,818
Series A
0.00%, 12/15/25[a]		2,085	1,522,404
0.00%, 12/15/28[a]		4,140	2,580,752
0.00%, 12/15/29[a]		3,290	1,949,457
0.00%, 12/15/30[a]		3,000	1,685,580
0.00%, 12/15/31[a]		5,025	2,680,737
0.00%, 12/15/32[a]		400	202,712
0.00%, 12/15/33[a]		930	445,982

Security		Principal (000s)	Value
0.00%, 12/15/34[a]		$1,055	$478,189
0.00%, 12/15/35[a]		11,710	5,019,491
0.00%, 12/15/36[a]		3,750	1,521,450
0.00%, 12/15/37[a]		7,700	2,960,419
0.00%, 12/15/38[a]		4,145	1,512,303
0.00%, 12/15/39[a]		8,700	3,011,070
0.00%, 12/15/40[a]		2,500	820,450
4.75%, 12/15/37	(Call 03/26/18) (AMBAC)	525	526,024
5.00%, 06/15/18		1,000	1,008,790
5.00%, 12/15/34	(Call 03/26/18) (AMBAC)	1,900	1,904,028
5.00%, 06/15/42	(Call 06/15/22)	5,000	5,161,050
5.25%, 12/15/20		3,080	3,304,748
5.25%, 12/15/21		860	937,744
5.25%, 12/15/21	(ETM) (NPFGC)	5	5,634
5.25%, 12/15/22		700	772,002
5.50%, 12/15/21		2,910	3,199,050
5.50%, 12/15/22		8,075	8,995,065
5.50%, 12/15/23		4,695	5,279,481
5.50%, 06/15/41	(Call 06/15/21) (SAP)	400	421,176
5.75%, 06/15/25	(NPFGC)	2,500	2,897,175
5.88%, 12/15/38	(Call 12/15/18)	11,280	11,601,818
Series A-1
5.00%, 06/15/19		2,350	2,434,435
5.00%, 06/15/20		1,700	1,795,353
5.00%, 06/15/21		1,950	2,092,603
5.00%, 06/15/24		1,000	1,104,710
5.00%, 06/15/28	(Call 06/15/26)	3,750	4,140,037
5.00%, 06/15/29	(Call 06/15/26)	1,870	2,054,625
5.00%, 06/15/30	(Call 06/15/26)	1,000	1,092,740
Series A-2
5.00%, 06/15/21	(Call 06/15/18)	2,600	2,623,842
5.00%, 06/15/22	(Call 06/15/18)	3,000	3,026,130
5.00%, 06/15/23	(Call 06/15/18)	3,000	3,024,900
5.00%, 06/15/24	(Call 06/15/18)	1,750	1,764,228
5.00%, 06/15/29	(Call 06/15/18)	4,000	4,031,800
5.00%, 06/15/30	(Call 06/15/18)	2,000	2,015,840
5.00%, 06/15/31	(Call 06/15/18)	3,000	3,023,760
Series AA
4.00%, 06/15/27	(Call 06/15/22) (SAP)	1,500	1,514,655

66	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 06/15/20		$85	$89,768
5.00%, 06/15/22		1,000	1,085,280
5.00%, 06/15/22	(SAP)	1,275	1,383,732
5.00%, 06/15/23	(Call 06/15/22) (SAP)	5,850	6,321,919
5.00%, 06/15/25	(Call 06/15/24)	1,000	1,093,370
5.00%, 06/15/28	(Call 06/15/22) (SAP)	1,225	1,303,510
5.00%, 06/15/32	(Call 06/15/22) (SAP)	1,420	1,498,228
5.00%, 06/15/38	(Call 06/15/24)	3,000	3,127,830
5.00%, 06/15/44	(Call 06/15/23)	3,250	3,347,045
5.00%, 06/15/44	(Call 06/15/24)	350	361,207
5.00%, 06/15/45	(Call 06/15/25)	2,500	2,597,225
5.25%, 06/15/41	(Call 06/15/25)	1,000	1,061,390
Series B
5.00%, 06/15/20		1,075	1,135,297
5.00%, 06/15/42	(Call 06/15/21)	8,975	9,298,638
5.25%, 06/15/22	(Call 06/15/21)	560	605,142
5.25%, 12/15/22	(AMBAC)	1,900	2,100,792
5.25%, 06/15/26	(Call 06/15/21)	1,665	1,780,784
5.25%, 06/15/36	(Call 06/15/21)	2,000	2,103,840
5.50%, 12/15/20	(NPFGC-FGIC)	3,000	3,247,380
5.50%, 12/15/21	(NPFGC)	500	552,510
5.50%, 06/15/31	(Call 06/15/21)	1,910	2,042,821
Series C
0.00%, 12/15/24	(AMBAC)[a]	1,665	1,286,229
0.00%, 12/15/28	(AMBAC)[a]	3,130	1,951,148
0.00%, 12/15/30	(NPFGC)[a]	3,500	1,991,255
0.00%, 12/15/31	(NPFGC-FGIC)[a]	2,000	1,081,440
0.00%, 12/15/32	(AGM)[a]	5,000	2,696,500
0.00%, 12/15/35	(AMBAC)[a]	3,990	1,710,314
Series D
5.00%, 12/15/23		2,330	2,558,853
5.00%, 12/15/24		2,145	2,374,601
5.00%, 06/15/32	(Call 12/15/24)	8,500	9,026,235
5.25%, 12/15/23		3,735	4,150,930
New Jersey Turnpike Authority RB
Series A
4.00%, 01/01/35	(Call 07/01/24)	3,145	3,240,702
5.00%, 01/01/28	(Call 07/01/24)	5,010	5,704,386
5.00%, 01/01/29	(Call 01/01/27)	2,000	2,325,060
5.00%, 01/01/33	(Call 01/01/27)	2,000	2,286,520

Security		Principal (000s)	Value
5.00%, 01/01/34	(Call 01/01/26)	$2,000	$2,253,440
5.00%, 01/01/43	(PR 07/01/22)	9,395	10,587,507
5.00%, 01/01/43	(Call 07/01/22)	5,575	6,112,263
Series B
5.00%, 01/01/20		1,745	1,850,590
5.00%, 01/01/28		1,750	2,080,452
5.00%, 01/01/31	(Call 01/01/28)	4,500	5,248,620
Series E
5.00%, 01/01/32	(Call 01/01/28)	2,500	2,899,750
5.00%, 01/01/34	(Call 01/01/25)	2,000	2,240,060
5.00%, 01/01/45	(Call 01/01/25)	12,045	13,349,714
Series G
4.00%, 01/01/33	(Call 01/01/28)	2,000	2,102,900
4.00%, 01/01/34	(Call 01/01/28)	4,500	4,700,880
5.00%, 01/01/35	(Call 01/01/28)	1,000	1,144,400
5.00%, 01/01/36	(Call 01/01/28)	1,000	1,141,690
Series H
5.00%, 01/01/36	(PR 01/01/19)	1,500	1,544,470
Series I
5.00%, 01/01/31	(PR 01/01/20)	1,970	2,089,037
State of New Jersey GO
5.00%, 06/01/27	(Call 06/01/25)	2,000	2,253,160
5.00%, 06/01/32	(Call 06/01/25)	1,500	1,658,010
Series L
5.25%, 07/15/19	(AMBAC)	420	440,324
Series Q
5.00%, 08/15/19		1,000	1,047,590
5.00%, 08/15/20		1,000	1,074,440
5.00%, 08/15/21	(Call 08/15/20)	500	536,470
Series T
5.00%, 06/01/22		2,000	2,216,380

			435,350,152
NEW MEXICO — 0.15%
New Mexico Finance Authority RB
Series B
5.00%, 06/15/20		500	538,235
5.00%, 06/15/23	(Call 06/15/20)	3,260	3,501,664
State of New Mexico GO
Series B
5.00%, 03/01/21		3,500	3,829,665
State of New Mexico Severance Tax Permanent Fund RB
Series B
4.00%, 07/01/20		4,000	4,216,800

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
4.00%, 07/01/23		$1,800	$1,969,668

			14,056,032
NEW YORK — 21.95%
Battery Park City Authority RB
Series A
5.00%, 11/01/22		500	569,815
5.00%, 11/01/24	(Call 11/01/23)	1,550	1,796,884
Brooklyn Arena Local Development Corp. RB
0.00%, 07/15/33[a]		500	274,910
6.38%, 07/15/43	(PR 01/15/20)	1,875	2,038,481
City of New York NY GO
5.00%, 08/01/18	(Call 04/02/18)	5	5,016
5.00%, 08/01/26	(Call 08/01/25)	1,750	2,041,778
5.25%, 08/15/23	(PR 08/15/18)	1,115	1,134,501
5.25%, 08/15/23	(Call 08/15/18)	3,735	3,799,802
Series 1
5.00%, 08/01/24		1,600	1,854,144
Series A
4.00%, 08/01/18		3,250	3,287,147
5.00%, 08/01/18		18,110	18,391,429
5.00%, 08/01/20		4,000	4,319,720
5.00%, 08/01/21		5,265	5,820,352
5.00%, 08/01/23		2,500	2,860,875
5.00%, 08/01/24		3,500	4,055,940
5.00%, 08/01/28	(Call 08/01/27)	1,500	1,782,330
5.00%, 08/01/31	(Call 08/01/24)	2,500	2,858,650
5.00%, 08/01/32	(Call 08/01/24)	1,000	1,142,190
Series A-1
5.00%, 08/01/30	(Call 08/01/26)	1,660	1,917,234
5.00%, 08/01/30	(Call 08/01/21)	500	548,210
5.00%, 08/01/31	(Call 08/01/21)	710	777,720
5.00%, 08/01/32	(Call 08/01/21)	1,000	1,095,040
5.00%, 10/01/32	(Call 10/01/22)	4,635	5,152,590
5.00%, 08/01/38	(Call 08/01/26)	3,000	3,388,410
Series B
5.00%, 08/01/18		2,950	2,995,843
5.00%, 08/01/20		1,600	1,727,888
Series B-1
5.00%, 12/01/29	(Call 12/01/26)	1,000	1,165,380
5.00%, 12/01/33	(Call 12/01/26)	1,800	2,067,624
5.00%, 12/01/35	(Call 12/01/26)	7,815	8,912,539
5.00%, 10/01/37	(Call 10/01/27)	3,000	3,439,800

Security		Principal (000s)	Value
5.00%, 12/01/38	(Call 12/01/26)	$1,500	$1,698,390
5.00%, 12/01/41	(Call 12/01/26)	2,750	3,100,322
5.25%, 09/01/20	(Call 09/01/18)	500	509,555
5.25%, 09/01/23	(PR 09/01/18)	1,020	1,039,594
5.25%, 09/01/23	(Call 09/01/18)	365	371,920
5.25%, 09/01/24	(PR 09/01/18)	690	703,255
5.25%, 09/01/24	(Call 09/01/18)	310	315,862
Series C
4.00%, 08/01/34	(Call 02/01/28)	1,000	1,050,110
5.00%, 08/01/18		2,640	2,681,026
5.00%, 08/01/19		2,500	2,622,300
5.00%, 08/01/20		2,885	3,115,598
5.00%, 08/01/22		1,000	1,126,120
5.00%, 08/01/24	(Call 08/01/19)	2,000	2,094,660
5.00%, 08/01/24		6,985	8,094,497
5.00%, 08/01/26	(Call 02/01/26)	5,400	6,334,146
5.00%, 08/01/26		2,000	2,370,560
5.00%, 08/01/27	(Call 02/01/25)	4,000	4,620,240
5.00%, 08/01/28	(Call 02/01/25)	1,500	1,722,345
5.00%, 08/01/28	(Call 02/01/27)	1,000	1,179,380
5.00%, 08/01/29	(Call 02/01/28)	2,000	2,370,940
5.00%, 08/01/32	(Call 02/01/28)	3,435	4,020,290
5.25%, 08/01/18		480	487,954
Series D
5.00%, 08/01/18		2,000	2,031,080
5.00%, 08/01/19		4,000	4,195,680
5.00%, 08/01/24	(Call 02/01/23)	2,000	2,257,440
5.00%, 08/01/25	(Call 02/01/23)	2,500	2,818,075
Series D-1
5.00%, 10/01/25	(Call 10/01/21)	1,000	1,104,610
5.00%, 10/01/26	(Call 10/01/21)	4,090	4,514,869
5.00%, 10/01/32	(Call 10/01/21)	1,685	1,847,788
Series E
5.00%, 08/01/19		100	104,892
5.00%, 08/01/21	(Call 08/01/19)	1,000	1,047,620
5.00%, 08/01/22	(Call 08/01/19)	400	419,048
5.00%, 08/01/23		3,000	3,433,050
5.00%, 08/01/25	(Call 08/01/19)	2,460	2,576,087
5.00%, 08/01/25		2,000	2,346,760
5.00%, 08/01/27	(Call 08/01/26)	3,275	3,843,867
5.00%, 08/01/27	(PR 08/01/19)	410	429,524
5.00%, 08/01/27	(Call 08/01/19)	1,000	1,047,040
Series E-1
4.00%, 03/01/41	(Call 03/01/28)	2,600	2,677,636

68	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 03/01/37	(Call 03/01/28)	$2,500	$2,879,100
5.00%, 03/01/44	(Call 03/01/28)	2,000	2,283,100
6.25%, 10/15/28	(PR 10/15/18)	1,200	1,236,048
6.25%, 10/15/28	(Call 10/15/18)	50	51,521
Series F
5.00%, 08/01/29	(Call 02/01/22)	30	33,026
5.00%, 08/01/31	(Call 02/01/22)	2,750	3,023,102
Series F-3
5.00%, 12/01/25		2,000	2,356,260
Series G
5.00%, 08/01/21		4,900	5,416,852
5.00%, 08/01/22		1,500	1,689,180
5.00%, 08/01/23		3,000	3,433,050
Series G-1
5.00%, 04/01/25	(Call 04/01/22)	2,500	2,767,600
5.00%, 04/01/26	(Call 04/01/22)	3,635	4,022,600
Series H-1
5.13%, 03/01/26	(Call 03/01/19)	10,000	10,353,400
Series I
5.00%, 08/01/18		2,795	2,838,434
5.00%, 08/01/20		2,365	2,554,034
5.00%, 08/01/21		1,850	2,045,138
5.00%, 08/01/27	(Call 08/01/22)	19,720	21,977,348
5.00%, 03/01/30	(Call 03/01/24)	1,000	1,136,640
Series I-1
5.00%, 08/01/18		215	218,341
5.00%, 08/01/19		2,300	2,412,516
5.38%, 04/01/36	(PR 04/01/19)	2,410	2,509,172
5.38%, 04/01/36	(Call 04/01/19)	90	93,605
Series J
5.00%, 08/01/20		1,025	1,106,928
5.00%, 08/01/21		4,590	5,074,153
5.00%, 08/01/22		1,500	1,689,180
5.00%, 08/01/25	(Call 08/01/24)	2,000	2,318,980
Series J-1
5.00%, 05/15/25	(Call 05/15/19)	275	286,055
5.00%, 05/15/31	(PR 05/15/19)	565	588,267
5.00%, 05/15/31	(Call 05/15/19)	935	971,325
Series L-1
5.00%, 04/01/27	(PR 04/01/18)	1,200	1,203,723
City of New York NY GOL
Series F-1
5.00%, 06/01/36	(Call 06/01/25)	1,100	1,253,824

Security		Principal (000s)	Value
County of Nassau NY GOL
Series B
5.00%, 04/01/43	(Call 04/01/23)	$3,000	$3,288,120
Series C
5.00%, 10/01/27		2,500	2,929,500
Dutchess County Local Development Corp. RB
5.00%, 07/01/42	(Call 07/01/27)	750	854,228
Hudson Yards Infrastructure Corp. RB
5.00%, 02/15/47	(PR 02/15/21) (AGM)	45	49,218
5.00%, 02/15/47	(Call 02/15/21) (AGM)	955	1,013,570
5.25%, 02/15/47	(PR 02/15/21)	55	60,549
5.25%, 02/15/47	(Call 02/15/21)	1,195	1,283,729
5.75%, 02/15/47	(PR 02/15/21)	2,165	2,411,139
5.75%, 02/15/47	(Call 02/15/21)	1,335	1,460,931
Series A
4.00%, 02/15/44	(Call 02/15/27)	7,200	7,390,872
5.00%, 02/15/22		1,285	1,437,555
5.00%, 02/15/23		1,000	1,140,280
5.00%, 02/15/26		800	944,688
5.00%, 02/15/27		1,000	1,200,310
5.00%, 02/15/31	(Call 02/15/27)	1,150	1,333,310
5.00%, 02/15/33	(Call 02/15/27)	5,000	5,750,300
5.00%, 02/15/35	(Call 02/15/27)	1,600	1,827,984
5.00%, 02/15/38	(Call 02/15/27)	3,000	3,412,440
5.00%, 02/15/39	(Call 02/15/27)	800	909,312
5.00%, 02/15/42	(Call 02/15/27)	2,300	2,599,000
5.00%, 02/15/45	(Call 02/15/27)	3,400	3,830,780
Long Island Power Authority RB
5.00%, 09/01/42	(Call 09/01/27)	5,000	5,644,700
5.00%, 09/01/47	(Call 09/01/27)	4,000	4,505,360
Series 2015-B
5.00%, 09/01/45	(Call 09/01/25)	1,000	1,112,100
Series A
4.00%, 09/01/39	(Call 09/01/24) (AGM)	2,000	2,058,840
5.00%, 09/01/37	(Call 09/01/22)	2,355	2,599,732
5.00%, 09/01/44	(Call 09/01/24)	1,000	1,111,660
5.50%, 04/01/22	(PR 04/01/19)	500	521,515
5.50%, 05/01/33	(PR 05/01/19) (BHAC)	1,800	1,883,160

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.75%, 04/01/39	(PR 04/01/19)	$3,700	$3,869,090
6.00%, 05/01/33	(PR 05/01/19)	4,000	4,203,000
Series B
5.00%, 09/01/29	(Call 09/01/22)	1,750	1,947,610
5.00%, 09/01/41	(Call 09/01/26)	500	560,175
5.75%, 04/01/25	(PR 04/01/19)	1,050	1,096,830
5.75%, 04/01/33	(PR 04/01/19)	1,395	1,457,217
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Put 11/15/20)[b]	1,000	1,049,350
5.00%, 11/15/29	(Call 11/15/25)	7,000	8,039,220
Series A
0.00%, 11/15/30[a]		9,555	6,195,366
5.00%, 11/15/18		250	256,393
5.00%, 11/15/23	(Call 11/15/22)	1,500	1,704,585
5.00%, 11/15/25	(Call 11/15/22)	1,000	1,132,540
5.00%, 11/15/26	(Call 11/15/22)	1,535	1,736,975
5.00%, 11/15/29	(Call 11/15/22)	3,000	3,378,960
5.00%, 11/15/30	(PR 05/15/23)	1,110	1,274,324
5.00%, 11/15/38	(Call 05/15/23)	3,050	3,385,134
5.00%, 11/15/41	(PR 11/15/21)	500	558,385
5.00%, 11/15/42	(Call 05/15/27)	5,000	5,695,200
5.00%, 11/15/43	(PR 05/15/23)	1,890	2,169,796
5.00%, 11/15/43	(Call 05/15/23)	6,690	7,411,383
5.00%, 11/15/46	(PR 11/15/21)	1,500	1,675,155
5.25%, 11/15/29	(Call 11/15/26)	4,940	5,902,559
5.50%, 11/15/39	(PR 11/15/18)	600	617,730
Series A-1
5.00%, 11/15/40	(Call 05/15/25)	2,000	2,229,860
5.00%, 11/15/44	(Call 11/15/23)	7,385	8,243,802
5.00%, 11/15/45	(Call 05/15/25)	2,000	2,219,000
5.00%, 11/15/51	(Call 05/15/27)	1,500	1,673,145
5.25%, 11/15/56	(Call 05/15/26)	2,200	2,484,064
Series B
4.00%, 11/15/45	(Call 05/15/25)	1,960	2,000,533
5.00%, 11/15/23		2,940	3,377,149
5.00%, 11/15/24		5,500	6,395,125
5.00%, 11/15/25		2,000	2,343,700
5.00%, 11/15/26		3,000	3,542,070
5.00%, 11/15/28		3,310	3,958,992
5.00%, 11/15/34	(PR 11/15/19)	14,175	15,000,835
5.00%, 11/15/38	(Call 05/15/23)	1,660	1,842,401
5.25%, 11/15/23	(AMBAC)	210	244,022

Security		Principal (000s)	Value
Series B-1
5.00%, 11/15/35	(Call 11/15/27)	$1,000	$1,159,020
5.25%, 11/15/57	(Call 11/15/27)	1,000	1,159,830
Series B-2
5.00%, 11/15/33	(Call 11/15/27)	6,940	8,100,646
5.00%, 11/15/38	(Call 11/15/26)	3,745	4,277,801
Series C
5.00%, 11/15/20		1,305	1,417,530
5.00%, 11/15/30	(PR 11/15/22)	285	324,698
5.00%, 11/15/30	(Call 11/15/22)	715	798,190
5.00%, 11/15/41	(PR 11/15/22)	900	1,025,361
5.00%, 11/15/41	(Call 11/15/22)	1,100	1,213,036
6.25%, 11/15/23	(PR 11/15/18)	2,180	2,255,821
6.25%, 11/15/23	(Call 11/15/18)	520	537,789
Series C-1
4.00%, 11/15/38	(Call 05/15/28)	2,600	2,685,800
5.00%, 11/15/23		2,000	2,297,380
5.00%, 11/15/25		2,800	3,281,180
5.00%, 11/15/27		4,000	4,754,240
5.00%, 11/15/29	(Call 05/15/28)	1,105	1,305,414
5.00%, 11/15/56	(Call 11/15/26)	4,370	4,864,859
Series C-2
0.00%, 11/15/33[a]		1,040	586,612
Series C-2B
5.00%, 11/15/34	(Put 02/15/20)[b]	1,750	1,854,195
Series D
4.00%, 11/15/46	(Call 05/15/28)	7,000	7,135,030
5.00%, 11/15/20		2,155	2,340,826
5.00%, 11/15/21		1,000	1,111,070
5.00%, 11/15/30	(Call 11/15/26)	1,500	1,730,700
5.00%, 11/15/32	(Call 05/15/28)	3,000	3,498,030
5.00%, 11/15/33	(Call 05/15/28)	2,500	2,903,150
5.00%, 11/15/34	(PR 11/15/20)	1,695	1,847,753
5.00%, 11/15/36	(PR 11/15/21)	6,500	7,259,005
5.00%, 11/15/38	(Call 11/15/23)	2,250	2,517,952
5.00%, 11/15/43	(Call 11/15/23)	5,960	6,656,426
5.25%, 11/15/34	(PR 11/15/20)	280	307,079
5.25%, 11/15/41	(PR 11/15/21)	1,000	1,125,701
Series D-1
5.00%, 11/15/39	(Call 11/15/24)	5,100	5,738,010
Series E
5.00%, 11/15/43	(Call 11/15/23)	3,050	3,406,392
Series E-1
5.00%, 11/15/42	(PR 11/15/22)	2,035	2,318,455

70	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 11/15/42	(Call 11/15/22)	$615	$677,908
Series F
4.00%, 11/15/30	(Call 11/15/22)	765	796,587
5.00%, 11/15/18		1,615	1,656,296
5.00%, 11/15/19		1,285	1,360,301
5.00%, 11/15/24	(Call 11/15/22)	1,080	1,214,881
5.00%, 11/15/25	(Call 11/15/22)	5,400	6,066,684
5.00%, 11/15/27	(Call 11/15/22)	10,000	11,206,100
5.00%, 11/15/30	(Call 11/15/22)	6,750	7,535,362
MTA Hudson Rail Yards Trust Obligations RB
Series A
5.00%, 11/15/46	(Call 11/15/19)	5,000	5,224,000
5.00%, 11/15/51	(Call 11/15/21)	4,000	4,342,560
5.00%, 11/15/56	(Call 11/15/23)	10,000	11,096,100
Nassau County Interim Finance Authority RB
Series 2015A
5.00%, 11/15/22		1,000	1,140,740
Nassau County Sewer & Storm Water Finance Authority RB
Series A
5.13%, 11/01/23	(PR 11/01/18) (BHAC)	520	532,886
New York City Educational Construction Fund RB
Series A
5.75%, 04/01/41	(Call 04/01/21)	600	663,660
New York City Industrial Development Agency RB
5.00%, 03/01/31	(Call 04/02/18) (FGIC)	290	292,155
5.00%, 03/01/46	(Call 04/02/18) (FGIC)	1,550	1,558,773
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/29	(Call 07/15/22) (SAW)	835	931,501
Series S-1
4.00%, 07/15/40	(Call 01/15/26) (SAW)	5,700	5,874,591
4.50%, 01/15/38	(Call 04/02/18) (SAW)	1,575	1,578,449

Security		Principal (000s)	Value
5.00%, 07/15/24	(Call 07/15/22) (SAW)	$660	$742,724
5.00%, 07/15/24	(SAW)	750	870,285
5.00%, 07/15/29	(Call 07/15/27) (SAW)	2,000	2,351,340
5.00%, 07/15/31	(Call 07/15/22) (SAW)	1,000	1,113,810
5.00%, 07/15/33	(Call 07/15/22) (SAW)	2,075	2,307,483
5.00%, 07/15/35	(Call 01/15/25) (SAW)	1,500	1,700,865
5.00%, 07/15/35	(Call 07/15/27) (SAW)	2,500	2,874,825
5.00%, 07/15/37	(Call 07/15/22) (SAW)	4,525	5,012,116
5.00%, 07/15/40	(Call 01/15/25) (SAW)	6,730	7,559,742
5.00%, 07/15/43	(Call 01/15/26) (SAW)	4,900	5,476,583
5.50%, 07/15/28	(Call 07/15/18) (SAW)	3,255	3,305,290
Series S-1A
5.00%, 07/15/19	(ETM) (SAW)	175	183,220
5.00%, 07/15/33	(Call 07/15/21) (SAW)	1,000	1,091,450
5.25%, 07/15/37	(Call 07/15/21) (SAW)	1,500	1,661,670
Series S-2
5.00%, 07/15/33	(Call 07/15/25) (SAW)	2,000	2,292,520
5.00%, 07/15/35	(Call 07/15/25) (SAW)	1,500	1,714,020
6.00%, 07/15/38	(Call 07/15/18) (SAW)	12,085	12,290,203
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	5,550	5,735,536
Series S-5
5.00%, 01/15/31	(Call 01/15/19) (SAW)	1,400	1,439,312

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/18		$2,500	$2,511,475
5.00%, 08/01/28	(Call 08/01/24)	2,350	2,706,636
5.00%, 11/01/29	(Call 05/01/27)	10,235	12,034,415
5.00%, 08/01/31	(Call 08/01/25)	1,300	1,496,820
5.00%, 05/01/32	(Call 05/01/23)	4,500	5,057,910
5.00%, 05/01/32	(Call 05/01/26)	2,740	3,142,643
5.00%, 11/01/32	(Call 11/01/21)	1,125	1,240,279
5.00%, 02/01/33	(Call 02/01/25)	1,710	1,940,337
5.00%, 02/01/34	(Call 02/01/25)	1,000	1,131,350
5.00%, 05/01/34	(Call 05/01/26)	3,000	3,415,170
5.00%, 08/01/34	(Call 08/01/24)	2,500	2,839,650
5.00%, 02/01/35	(Call 02/01/25)	2,630	2,968,428
5.00%, 08/01/35	(Call 08/01/24)	2,000	2,270,460
5.00%, 08/01/37	(Call 08/01/25)	5,500	6,230,125
5.00%, 08/01/39	(Call 08/01/24)	3,300	3,731,706
5.00%, 05/01/40	(Call 05/01/26)	3,200	3,608,384
5.00%, 02/01/41	(Call 02/01/25)	13,050	14,625,135
5.50%, 11/01/27	(Call 11/01/20)	3,545	3,896,274
Series A
5.00%, 11/01/20		1,000	1,087,210
5.00%, 11/01/22	(Call 11/01/21)	1,000	1,112,190
5.00%, 11/01/23	(Call 11/01/21)	1,000	1,110,690
5.00%, 05/01/28	(PR 05/01/19)	770	801,601
5.00%, 05/01/28	(Call 05/01/19)	940	977,017
5.00%, 11/01/35	(Call 11/01/23)	1,000	1,131,230
5.00%, 11/01/38	(Call 11/01/23)	3,500	3,947,475
Series A-1
5.00%, 08/01/23		1,000	1,146,550
5.00%, 08/01/29	(Call 08/01/24)	1,610	1,844,046
5.00%, 05/01/36	(Call 05/01/19)	1,000	1,038,440
5.00%, 05/01/38	(Call 05/01/19)	1,260	1,308,132
5.00%, 08/01/38	(Call 08/01/24)	750	848,588
Series A-2
5.00%, 08/01/35	(Call 08/01/27)	2,000	2,301,100
5.00%, 08/01/36	(Call 08/01/27)	3,000	3,443,730
Series B
5.00%, 11/01/18		3,085	3,161,415
5.00%, 11/01/21	(PR 11/01/19)	5	5,272
5.00%, 11/01/21	(Call 11/01/19)	2,795	2,954,622
5.00%, 02/01/27	(Call 02/01/21)	1,985	2,159,779
5.00%, 11/01/30	(Call 11/01/22)	1,000	1,122,500

Security		Principal (000s)	Value
Series B-1
4.00%, 08/01/42	(Call 08/01/27)	$1,150	$1,183,649
5.00%, 08/01/31	(Call 08/01/26)	3,500	4,042,360
5.00%, 08/01/33	(Call 08/01/27)	1,000	1,161,160
5.00%, 11/01/35	(Call 11/01/25)	2,000	2,282,260
5.00%, 11/01/40	(Call 05/01/24)	2,000	2,242,620
Series C
5.00%, 11/01/18		1,955	2,003,425
5.00%, 11/01/20		5,960	6,479,772
5.00%, 11/01/26	(Call 05/01/24)	1,020	1,177,396
5.00%, 11/01/33	(Call 11/01/20)	6,270	6,777,494
5.00%, 11/01/39	(Call 11/01/20)	1,525	1,641,830
Series D
5.00%, 02/01/24	(Call 02/01/21)	1,250	1,360,063
5.00%, 02/01/31	(Call 02/01/21)	2,500	2,713,450
5.00%, 02/01/35	(Call 02/01/21)	5,645	6,111,954
Series E
5.00%, 11/01/18		1,500	1,537,155
Series E-1
4.00%, 02/01/44	(Call 02/01/27)	2,000	2,052,800
5.00%, 02/01/25	(Call 02/01/22)	2,500	2,772,975
5.00%, 02/01/31	(Call 02/01/26)	1,000	1,148,290
5.00%, 02/01/33	(Call 02/01/27)	3,000	3,461,100
5.00%, 02/01/34	(Call 02/01/26)	5,130	5,820,806
5.00%, 02/01/35	(Call 02/01/22)	2,000	2,197,820
5.00%, 02/01/36	(Call 02/01/27)	4,300	4,906,773
5.00%, 02/01/37	(Call 02/01/27)	7,685	8,750,218
5.00%, 02/01/38	(Call 02/01/27)	9,135	10,386,038
5.00%, 02/01/39	(Call 02/01/27)	6,805	7,725,648
5.00%, 02/01/40	(Call 02/01/26)	2,625	2,951,025
5.00%, 02/01/42	(Call 02/01/22)	5,685	6,222,801
5.00%, 02/01/43	(Call 02/01/27)	2,500	2,825,825
Series F-1
4.00%, 05/01/44	(Call 05/01/27)	1,000	1,027,010
5.00%, 02/01/30	(Call 02/01/23)	2,000	2,242,600
5.00%, 05/01/31	(Call 05/01/27)	5,000	5,830,700
5.00%, 02/01/36	(Call 02/01/23)	1,400	1,560,188
5.00%, 05/01/38	(Call 05/01/27)	4,960	5,655,590
5.00%, 05/01/39	(Call 05/01/22)	2,500	2,753,950
5.00%, 05/01/42	(Call 05/01/27)	1,200	1,365,228
Series I
5.00%, 05/01/38	(Call 05/01/23)	1,000	1,117,800
5.00%, 05/01/42	(Call 05/01/23)	8,420	9,398,909

72	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
New York City Transitional Finance Authority RB Income Tax Revenue
Series D-1
5.00%, 11/01/33	(Call 11/01/21)	$2,000	$2,197,520
New York City Trust for Cultural Resources RB
5.00%, 04/01/31	(PR 10/01/18)	2,000	2,043,120
New York City Water & Sewer System RB
5.00%, 06/15/21	(PR 06/15/18)	185	186,976
5.00%, 06/15/21	(Call 06/15/18)	815	823,566
5.00%, 06/15/26	(Call 06/15/21)	4,630	5,081,888
5.00%, 06/15/29	(Call 12/15/19)	3,750	3,970,800
5.00%, 06/15/29	(PR 06/15/18)	205	207,189
5.00%, 06/15/29	(Call 06/15/18)	1,255	1,267,751
5.00%, 06/15/31	(Call 06/15/21)	485	531,526
5.00%, 06/15/32	(Call 06/15/21)	2,015	2,202,899
5.00%, 06/15/39	(Call 06/15/25)	7,735	8,751,224
5.00%, 06/15/44	(Call 12/15/21)	2,000	2,184,780
5.00%, 06/15/46	(Call 06/15/23)	10,750	12,010,545
5.38%, 06/15/40	(Call 12/15/20)	1,005	1,097,299
5.38%, 06/15/43	(Call 12/15/20)	9,140	9,971,557
5.50%, 06/15/40	(Call 06/15/19)	10,000	10,499,500
5.50%, 06/15/43	(Call 12/15/20)	1,000	1,094,640
Series A
5.75%, 06/15/40	(PR 06/15/18)	115	116,473
5.75%, 06/15/40	(Call 06/15/18)	385	389,585
Series AA
5.00%, 06/15/22	(PR 06/15/18)	1,400	1,414,952
5.00%, 06/15/44	(Call 06/15/24)	2,000	2,254,380
5.00%, 06/15/44	(Call 06/15/21)	8,200	8,864,118
Series BB
4.00%, 06/15/47	(Call 12/15/22)	9,775	10,097,184
5.00%, 06/15/27	(Call 06/15/19)	1,000	1,043,220
5.00%, 06/15/31	(Call 06/15/20)	3,050	3,273,961
5.00%, 06/15/47	(Call 12/15/22)	11,260	12,425,635
Series CC
5.00%, 06/15/34	(Call 06/15/18)	3,700	3,737,259
5.00%, 06/15/45	(Call 12/15/21)	7,500	8,192,925
5.00%, 06/15/46	(Call 06/15/26)	4,700	5,293,046
5.00%, 06/15/47	(Call 06/15/23)	14,945	16,681,758
Series CC-1
4.00%, 06/15/33	(Call 12/15/26)	1,250	1,321,100

Security		Principal (000s)	Value
5.00%, 06/15/47	(Call 06/15/24)	$2,500	$2,810,300
5.00%, 06/15/48	(Call 06/15/27)	4,500	5,115,060
Series CC-2
5.00%, 06/15/23	(Call 12/15/21)	2,000	2,225,400
Series DD
5.00%, 06/15/32	(Call 06/15/18)	900	909,117
5.00%, 06/15/35	(Call 06/15/23)	1,420	1,599,957
5.00%, 06/15/36	(Call 06/15/24)	4,000	4,530,960
5.00%, 06/15/39	(Call 06/15/24)	1,000	1,129,650
5.00%, 06/15/47	(Call 12/15/26)	7,645	8,653,834
Series EE
5.00%, 06/15/34	(Call 06/15/22)	1,250	1,386,963
5.00%, 06/15/36	(Call 06/15/24)	3,600	4,077,864
5.00%, 06/15/45	(Call 06/15/24)	8,750	9,857,487
5.00%, 06/15/47	(Call 06/15/23)	6,000	6,697,260
5.25%, 06/15/40	(Call 06/15/19)	9,675	10,094,701
Series FF
5.00%, 06/15/45	(Call 06/15/22)	1,000	1,103,120
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	710	738,457
Series GG
5.00%, 06/15/37	(Call 06/15/25)	1,815	2,066,196
5.00%, 06/15/39	(Call 06/15/25)	5,780	6,539,376
5.00%, 06/15/43	(Call 06/15/21)	9,330	10,122,583
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	6,160	6,408,556
5.25%, 06/15/32	(Call 06/15/19)	3,000	3,132,870
New York Convention Center Development Corp. RB
5.00%, 11/15/40	(Call 11/15/25)	1,500	1,686,240
5.00%, 11/15/45	(Call 11/15/25)	1,000	1,119,080
Series A
0.00%, 11/15/47[a]		2,500	744,500
0.00%, 11/15/55[a]		2,500	515,875
5.00%, 11/15/46	(Call 11/15/26)	1,500	1,691,460
New York Liberty Development Corp. RB
5.00%, 12/15/41	(Call 12/15/21)	6,540	7,156,657
5.25%, 12/15/43	(Call 12/15/21)	100	110,596
5.75%, 11/15/51	(Call 11/15/21)	1,750	1,967,035
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/18		1,090	1,093,314

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 04/01/20	(Call 04/02/18)	$225	$225,691
New York Power Authority (The) RB
Series A
5.00%, 11/15/22		1,000	1,136,390
5.00%, 11/15/38	(Call 11/15/21)	1,000	1,104,640
Series C
5.00%, 11/15/18	(Call 04/02/18) (NPFGC)	500	501,500
New York State Dormitory Authority RB
4.00%, 05/15/20		1,350	1,421,024
5.00%, 07/01/22	(Call 07/01/18)	2,000	2,024,420
5.00%, 03/15/25		3,000	3,523,410
5.00%, 03/15/33	(Call 03/15/24)	5,000	5,663,300
5.00%, 02/15/35	(Call 02/15/20)	15	15,908
5.50%, 05/01/37	(PR 05/01/19)	850	888,259
5.75%, 05/01/37	(PR 05/01/19)	435	455,828
Series 1
5.50%, 07/01/40	(AMBAC)	530	683,838
Series 2014
5.00%, 02/15/20		3,920	4,179,896
Series 2015-B
5.00%, 03/15/31	(Call 09/15/25)	5,000	5,775,700
5.00%, 03/15/34	(Call 09/15/25)	4,635	5,306,472
Series A
4.00%, 05/15/18		2,000	2,010,620
5.00%, 05/15/18		1,080	1,087,906
5.00%, 07/01/18		3,000	3,035,610
5.00%, 03/15/20		1,000	1,069,300
5.00%, 05/15/20		3,000	3,222,540
5.00%, 12/15/20		5,200	5,672,316
5.00%, 02/15/21		3,920	4,286,206
5.00%, 12/15/21		1,500	1,673,715
5.00%, 03/15/22		4,240	4,745,221
5.00%, 03/15/23		3,000	3,412,140
5.00%, 02/15/24		3,000	3,460,800
5.00%, 03/15/25		1,450	1,694,775
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,117,750
5.00%, 12/15/25	(Call 12/15/22)	3,000	3,399,930
5.00%, 02/15/26	(Call 02/15/24)	2,000	2,292,800
5.00%, 02/15/26		6,000	7,075,680
5.00%, 12/15/26	(Call 12/15/22)	16,565	18,724,910
5.00%, 02/15/27	(Call 02/15/24)	1,500	1,717,800
5.00%, 03/15/27	(Call 09/15/26)	5,400	6,413,634

Security		Principal (000s)	Value
5.00%, 03/15/27	(PR 03/15/18)	$6,000	$6,008,340
5.00%, 03/15/28	(Call 03/15/24)	2,000	2,292,980
5.00%, 03/15/28	(PR 03/15/19)	7,900	8,192,300
5.00%, 03/15/29	(Call 03/15/24)	2,000	2,286,940
5.00%, 02/15/30	(Call 02/15/27)	6,000	7,012,920
5.00%, 03/15/30	(Call 03/15/25)	2,700	3,106,701
5.00%, 03/15/31	(Call 03/15/24)	4,000	4,545,000
5.00%, 06/15/31	(Call 12/15/22)	6,465	7,254,700
5.00%, 03/15/34	(Call 03/15/27)	2,000	2,316,240
5.00%, 03/15/35	(Call 03/15/25)	1,000	1,141,660
5.00%, 02/15/36	(Call 02/15/27)	1,500	1,716,255
5.00%, 07/01/37	(Call 07/01/22)	1,250	1,375,025
5.00%, 02/15/38	(Call 02/15/27)	3,000	3,424,950
5.00%, 03/15/38	(Call 03/15/23)	3,395	3,787,428
5.00%, 03/15/38	(Call 03/15/27)	1,500	1,721,820
5.00%, 02/15/39	(PR 02/15/19)	3,600	3,718,049
5.00%, 02/15/39	(Call 02/15/19)	225	231,705
5.00%, 07/01/39	(PR 07/01/19)	2,070	2,163,088
5.00%, 02/15/40	(Call 08/15/26)	3,000	3,392,370
5.00%, 02/15/41	(Call 08/15/26)	1,920	2,168,083
5.00%, 07/01/41	(Call 07/01/21)	500	545,045
5.00%, 03/15/42	(Call 03/15/27)	2,500	2,852,775
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,112,840
5.00%, 02/15/43	(Call 02/15/23)	3,500	3,845,240
5.00%, 03/15/43	(Call 03/15/27)	11,000	12,542,970
5.00%, 03/15/44	(Call 03/15/24)	11,170	12,519,336
5.25%, 05/15/21		1,000	1,089,930
5.50%, 07/01/18	(NPFGC-FGIC)	415	420,901
5.75%, 07/01/27	(NPFGC)	500	599,025
Series A-2
5.00%, 10/01/46	(Call 04/01/26)	1,000	1,140,240
5.00%, 10/01/46		2,000	2,595,100
Series B
5.00%, 03/15/19		1,020	1,057,740
5.00%, 03/15/21		1,500	1,643,520
5.00%, 02/15/23		4,900	5,565,077
5.00%, 02/15/25		1,000	1,167,660
5.00%, 02/15/26		2,940	3,467,083
5.00%, 03/15/28	(PR 03/15/19)	780	808,860
5.00%, 02/15/31	(Call 02/15/25)	8,935	10,247,998
5.00%, 02/15/31	(Call 08/15/27)	2,000	2,348,660
5.00%, 02/15/32	(Call 08/15/27)	1,200	1,399,476
5.00%, 02/15/34	(Call 02/15/25)	6,120	6,990,142
5.00%, 02/15/34	(Call 08/15/27)	5,000	5,786,500

74	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 03/15/35	(Call 03/15/22)	$1,500	$1,648,560
5.00%, 02/15/37	(Call 08/15/27)	3,765	4,327,227
5.00%, 02/15/38	(Call 02/15/25)	1,000	1,134,720
5.00%, 02/15/38	(Call 08/15/27)	1,960	2,250,962
5.00%, 02/15/41	(Call 02/15/25)	3,040	3,431,157
5.00%, 03/15/42	(Call 03/15/22)	6,500	7,109,635
5.00%, 07/01/45	(Call 07/01/25)	2,000	2,248,780
5.50%, 03/15/26	(AMBAC)	845	1,027,824
5.50%, 03/15/27	(AMBAC)	3,335	4,103,317
Series C
5.00%, 03/15/19	(PR 03/15/18)	4,200	4,205,838
5.00%, 03/15/24	(PR 03/15/18)	280	280,389
5.00%, 03/15/31	(Call 03/15/24)	1,000	1,136,250
5.00%, 03/15/33	(Call 03/15/24)	1,000	1,132,660
5.00%, 03/15/34	(Call 03/15/21)	1,375	1,494,639
5.00%, 03/15/35	(Call 03/15/24)	5,390	6,088,975
5.00%, 03/15/37	(Call 03/15/24)	2,000	2,255,800
5.00%, 03/15/38	(Call 03/15/24)	1,000	1,126,710
5.00%, 03/15/41	(Call 03/15/21)	7,510	8,154,208
5.00%, 03/15/44	(Call 03/15/24)	10,000	11,237,500
Series D
5.00%, 06/15/18	(ETM)	865	874,238
5.00%, 06/15/18		755	763,109
5.00%, 02/15/19		2,700	2,792,178
5.00%, 02/15/22		1,535	1,714,119
5.00%, 02/15/23		2,000	2,271,460
5.00%, 02/15/24		2,000	2,307,200
5.00%, 02/15/28	(Call 08/15/26)	1,500	1,760,400
5.00%, 02/15/37	(Call 02/15/22)	1,800	1,969,758
Series E
4.00%, 02/15/34	(Call 02/15/25)	1,445	1,509,187
5.00%, 02/15/23		1,000	1,135,730
5.00%, 02/15/24		1,095	1,263,192
5.00%, 03/15/31	(Call 09/15/25)	6,795	7,869,222
5.00%, 02/15/35	(PR 02/18/20) (Call 02/15/20)	985	1,047,626
New York State Environmental Facilities Corp. RB
4.00%, 06/15/46	(Call 06/15/26)	2,500	2,614,775
5.00%, 06/15/41	(Call 06/15/26)	2,050	2,337,431
Series A
5.00%, 06/15/19		2,000	2,091,420
5.00%, 06/15/22		1,020	1,152,682
5.00%, 06/15/23	(Call 06/15/22)	1,170	1,320,649

Security		Principal (000s)	Value
5.00%, 06/15/24	(Call 06/15/22)	$750	$844,260
5.00%, 06/15/42	(Call 06/15/27)	2,500	2,876,275
Series B
5.00%, 06/15/28	(Call 06/15/21)	1,400	1,542,758
5.00%, 06/15/31	(Call 06/15/21)	2,295	2,522,067
5.00%, 06/15/37	(Call 06/15/18)	10	10,093
5.00%, 06/15/41	(Call 06/15/21)	2,000	2,187,840
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/21		500	548,995
5.00%, 04/01/22		1,610	1,806,404
5.00%, 04/01/30	(Call 04/01/22)	500	557,240
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	2,000	2,182,120
Series B
5.00%, 04/01/19	(PR 10/01/18)	150	153,101
5.00%, 04/01/19	(Call 10/01/18)	480	490,176
5.00%, 04/01/20	(PR 10/01/18)	190	193,927
5.00%, 04/01/20	(Call 10/01/18)	230	234,837
New York State Thruway Authority RB
5.00%, 04/01/18		805	807,415
5.00%, 04/01/19		550	571,032
5.00%, 01/01/29	(Call 01/01/25)	2,000	2,298,560
5.00%, 01/01/32	(Call 01/01/25)	5,365	6,097,537
Series A
4.00%, 01/01/56	(Call 01/01/26)	1,000	1,011,370
5.00%, 05/01/19		18,730	19,478,825
5.00%, 05/01/19	(AGM)	1,230	1,279,901
5.00%, 03/15/21	(Call 09/15/20)	1,000	1,085,210
5.00%, 03/15/26	(Call 09/15/21)	2,785	3,087,952
5.00%, 03/15/32	(Call 09/15/21)	2,000	2,206,000
5.00%, 01/01/46	(Call 01/01/26)	4,000	4,433,680
5.00%, 01/01/51	(Call 01/01/26)	5,000	5,506,000
5.25%, 01/01/56	(Call 01/01/26)	2,480	2,789,355
Series B
5.50%, 04/01/20	(AMBAC)	620	670,208
Series C
5.25%, 03/15/19		2,000	2,079,120
Series H
5.00%, 01/01/20	(Call 04/02/18) (NPFGC)	3,210	3,219,405

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 01/01/21	(Call 04/02/18) (NPFGC)	$4,590	$4,603,127
5.00%, 01/01/22	(Call 04/02/18) (NPFGC-FGIC)	1,280	1,283,661
5.00%, 01/01/23	(Call 04/02/18) (NPFGC-FGIC)	720	722,052
Series I
5.00%, 01/01/28	(Call 01/01/22)	12,000	13,241,400
5.00%, 01/01/37	(Call 01/01/22)	1,000	1,095,350
5.00%, 01/01/42	(Call 01/01/22)	2,000	2,179,960
Series J
5.00%, 01/01/26	(Call 01/01/24)	2,560	2,924,544
5.00%, 01/01/41	(Call 01/01/24)	2,000	2,195,600
New York State Urban Development Corp. RB
5.00%, 12/15/18	(ETM)	85	87,383
5.00%, 12/15/18		265	272,659
5.00%, 03/15/27	(Call 03/15/24)	1,000	1,145,890
5.00%, 03/15/28	(PR 03/15/19)	220	227,909
5.00%, 03/15/28	(Call 03/15/19)	30	31,050
5.00%, 03/15/29	(Call 03/15/24)	2,000	2,279,700
5.00%, 03/15/30	(Call 03/15/23)	1,000	1,122,130
5.00%, 03/15/34	(Call 03/15/24)	2,300	2,592,813
5.50%, 03/15/24	(NPFGC)	1,090	1,289,568
Series A
5.00%, 03/15/19		2,000	2,074,000
5.00%, 03/15/20		4,050	4,326,453
5.00%, 03/15/22		2,000	2,237,300
5.00%, 03/15/23		10,085	11,470,477
5.00%, 03/15/25		5,000	5,844,050
5.00%, 03/15/26		1,000	1,180,180
5.00%, 03/15/27	(Call 03/15/26)	2,500	2,934,550
5.00%, 03/15/30	(Call 03/15/27)	9,800	11,451,006
5.00%, 03/15/31	(Call 03/15/26)	2,000	2,300,680
5.00%, 03/15/31	(Call 03/15/21)	1,000	1,089,170
5.00%, 03/15/32	(Call 03/15/27)	1,000	1,158,980
5.00%, 03/15/32	(Call 09/15/25)	1,000	1,162,540
5.00%, 03/15/33	(Call 03/15/27)	3,500	4,041,415
5.00%, 03/15/35	(Call 09/15/25)	1,525	1,766,087
5.00%, 03/15/35	(Call 03/15/27)	4,900	5,620,447
Series A-1
5.00%, 03/15/27	(Call 03/15/23)	3,725	4,206,344
5.00%, 03/15/28	(Call 03/15/23)	2,020	2,275,894
5.00%, 03/15/43	(Call 03/15/23)	4,000	4,430,440

Security		Principal (000s)	Value
Series A-2
5.50%, 03/15/22	(NPFGC)	$1,500	$1,706,955
Series B
5.25%, 01/01/24	(Call 07/01/18)	250	253,148
Series B-1
5.00%, 03/15/36	(PR 03/15/19)	2,000	2,074,000
Series C
4.00%, 03/15/47	(Call 09/15/27)	2,000	2,049,440
5.00%, 03/15/19		8,300	8,607,100
5.00%, 03/15/20		1,500	1,602,390
5.00%, 03/15/21		2,000	2,191,360
5.00%, 12/15/21	(Call 12/15/19)	2,000	2,120,680
Series D
5.00%, 03/15/21		4,900	5,368,832
5.00%, 03/15/22		2,000	2,237,300
5.00%, 03/15/23		3,000	3,412,140
5.25%, 01/01/20	(Call 01/01/19)	1,000	1,031,660
5.25%, 01/01/21	(Call 01/01/19)	500	515,915
5.50%, 01/01/19		1,515	1,566,086
5.63%, 01/01/28	(Call 01/01/19)	1,245	1,287,840
Series E
5.00%, 03/15/21		2,370	2,596,762
5.00%, 03/15/24	(Call 03/15/23)	2,000	2,278,880
Port Authority of New York & New Jersey RB
4.00%, 12/01/31	(Call 06/01/22)	2,000	2,103,600
4.00%, 12/15/41	(Call 06/15/24)	1,000	1,029,660
4.50%, 09/15/39	(Call 09/15/19)	750	778,680
4.75%, 07/15/31	(Call 07/15/18)	1,870	1,892,683
4.75%, 07/15/33	(Call 07/15/18)	285	288,309
5.00%, 07/15/33	(Call 01/15/21)	2,250	2,434,658
5.00%, 07/15/35	(Call 07/15/20)	730	784,641
5.00%, 09/01/36	(Call 09/01/24)	4,770	5,413,711
5.00%, 09/15/36	(Call 09/15/19)	2,500	2,624,550
5.00%, 07/15/38	(Call 07/15/18)	125	126,678
5.00%, 09/01/39	(Call 09/01/24)	1,915	2,167,340
5.00%, 10/15/39	(Call 10/15/19)	1,000	1,050,830
5.00%, 01/15/41	(Call 01/15/21)	4,390	4,755,380
5.00%, 10/15/47	(Call 04/15/27)	2,365	2,685,292
5.00%, 04/15/57	(Call 04/15/27)	3,000	3,366,060
Series 163
5.00%, 07/15/32	(Call 07/15/20)	1,275	1,372,283
Series 179
5.00%, 12/01/18		2,035	2,089,680

76	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 12/01/22		$1,500	$1,705,695
5.00%, 06/01/33	(Call 12/01/23)	1,000	1,137,040
5.00%, 12/01/38	(Call 12/01/23)	6,615	7,476,075
5.00%, 12/01/43	(Call 12/01/23)	2,500	2,818,300
Series 189
5.00%, 05/01/27	(Call 05/01/25)	1,200	1,393,908
5.00%, 05/01/45	(Call 05/01/25)	2,000	2,242,360
Series 194
4.00%, 10/15/45	(Call 10/15/25)	1,000	1,034,510
5.00%, 10/15/28	(Call 10/15/25)	2,000	2,331,300
5.00%, 10/15/32	(Call 10/15/25)	1,400	1,615,166
5.00%, 10/15/33	(Call 10/15/25)	3,000	3,454,380
5.00%, 10/15/41	(Call 10/15/25)	6,000	6,789,900
5.25%, 10/15/55	(Call 10/15/25)	1,000	1,133,990
Series 198
5.00%, 11/15/46	(Call 11/15/26)	5,190	5,902,950
Series 205
5.00%, 11/15/42	(Call 11/15/27)	5,655	6,487,868
5.00%, 05/15/57	(Call 11/15/27)	2,000	2,257,200
Series 5
5.38%, 03/01/28		2,150	2,535,129
Third Series
5.00%, 07/15/39	(Call 07/15/20)	6,990	7,503,066
6.13%, 06/01/94	(Call 06/01/24)	500	602,600
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/18		3,800	3,887,134
5.00%, 10/15/19		2,000	2,113,860
5.00%, 10/15/20		2,500	2,720,525
5.00%, 10/15/25	(Call 10/15/24)	2,000	2,340,480
5.00%, 10/15/28	(Call 10/15/24)	5,000	5,827,750
5.00%, 10/15/30	(Call 10/15/24)	11,250	13,022,662
State of New York GO
Series A
5.00%, 02/15/39	(Call 02/15/19)	1,045	1,077,343
Suffolk County Water Authority RB
4.00%, 06/01/31	(Call 06/01/25)	1,000	1,071,400
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/43	(Call 05/15/28)	1,000	1,149,010
5.50%, 11/15/21	(NPFGC)	5,000	5,652,000
Series A
0.00%, 11/15/30[a]		5,000	3,246,000

Security		Principal (000s)	Value
0.00%, 11/15/31[a]		$2,000	$1,246,560
0.00%, 11/15/32[a]		1,800	1,076,058
5.00%, 11/15/22		3,360	3,808,560
5.00%, 01/01/23	(PR 01/01/22)	810	903,780
5.00%, 01/01/25	(PR 01/01/22)	1,000	1,117,120
5.00%, 01/01/26	(PR 01/01/22)	685	765,227
5.00%, 11/15/26	(Call 05/15/23)	2,000	2,271,700
5.00%, 01/01/27	(PR 01/01/22)	1,070	1,195,318
5.00%, 11/15/27	(Call 05/15/23)	1,000	1,134,800
5.00%, 11/15/37	(PR 05/15/18)	3,450	3,476,392
5.00%, 11/15/42	(Call 05/15/27)	1,000	1,139,040
5.00%, 11/15/46	(Call 05/15/26)	3,900	4,384,809
5.00%, 11/15/47	(Call 05/15/27)	6,125	6,950,527
Series B
0.00%, 11/15/32[a]		4,745	2,857,202
5.00%, 11/15/18		1,000	1,025,710
5.00%, 11/15/19		3,000	3,175,800
5.00%, 11/15/20		5,135	5,592,066
5.00%, 11/15/21		30	33,458
5.00%, 11/15/24	(Call 11/15/22)	1,000	1,134,460
5.00%, 11/15/26	(Call 11/15/22)	1,355	1,532,641
5.00%, 11/15/27	(Call 11/15/22)	1,600	1,805,936
5.00%, 11/15/31	(Call 05/15/27)	1,000	1,170,270
5.00%, 11/15/35	(Call 05/15/27)	2,000	2,303,860
5.00%, 11/15/37	(Call 05/15/27)	2,000	2,293,500
5.00%, 11/15/38	(Call 05/15/27)	1,360	1,557,241
Series C
5.00%, 11/15/25		3,000	3,578,040
5.00%, 11/15/33	(PR 11/15/18)	630	646,424
5.00%, 11/15/33	(Call 11/15/18)	390	399,887
5.00%, 11/15/38	(PR 11/15/18)	475	487,383
5.00%, 11/15/38	(Call 11/15/18)	300	307,200
Series D
5.00%, 11/15/27	(PR 11/15/18)	1,540	1,580,148
5.00%, 11/15/27	(Call 11/15/18)	960	983,040
5.00%, 11/15/31	(PR 11/15/18)	1,850	1,898,230
5.00%, 11/15/31	(Call 11/15/18)	1,150	1,176,945
Utility Debt Securitization Authority RB
5.00%, 12/15/33	(Call 12/15/25)	9,440	10,947,946
5.00%, 12/15/36	(Call 12/15/25)	5,250	6,052,777
5.00%, 12/15/37	(Call 12/15/25)	7,780	8,946,144
5.00%, 12/15/39	(Call 12/15/27)	1,300	1,511,835
5.00%, 12/15/40	(Call 12/15/27)	1,200	1,393,332
5.00%, 12/15/41	(Call 12/15/27)	3,000	3,477,840

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series A
5.00%, 06/15/28	(Call 06/15/26)	$2,000	$2,370,400
Series B
5.00%, 06/15/23	(Call 06/15/21)	1,600	1,766,928
5.00%, 06/15/24	(Call 06/15/22)	3,450	3,882,078
5.00%, 12/15/33	(Call 06/15/26)	450	523,463
Series TE
5.00%, 12/15/30	(Call 12/15/23)	6,500	7,460,700
5.00%, 12/15/35	(Call 12/15/23)	3,000	3,415,470
5.00%, 12/15/41	(Call 12/15/23)	6,585	7,455,142

			1,993,879,361
NORTH CAROLINA — 1.57%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/38	(Call 07/01/18)	2,000	2,026,100
Series B
5.00%, 07/01/38	(Call 07/01/20)	1,000	1,076,500
County of Mecklenburg NC GO
Series C
5.00%, 03/01/18		1,000	1,000,000
County of Wake NC GO
5.00%, 03/01/19		1,000	1,035,530
5.00%, 02/01/20		1,500	1,597,785
Series C
5.00%, 03/01/20		2,785	2,973,795
5.00%, 03/01/21		2,100	2,302,314
5.00%, 03/01/25		1,600	1,886,800
North Carolina Capital Facilities Finance Agency RB
5.00%, 10/01/41	(Call 10/01/25)	1,000	1,125,300
5.00%, 10/01/55	(Call 10/01/25)	4,500	4,977,450
Series B
5.00%, 07/01/42	(Call 10/01/26)	2,000	2,302,220
North Carolina Eastern Municipal Power Agency RB
Series A
4.50%, 01/01/24	(PR 01/01/22)	500	538,655
5.00%, 01/01/21	(ETM)	3,165	3,444,121
Series B
5.00%, 01/01/21	(ETM)	4,090	4,462,558
5.00%, 01/01/26	(PR 01/01/19)	10,405	10,716,526
6.00%, 01/01/22	(ETM)	390	448,793
Series D
5.00%, 01/01/23	(PR 07/01/22)	5,000	5,634,650

Security		Principal (000s)	Value
North Carolina Municipal Power Agency No. 1 RB
5.00%, 01/01/19	(ETM)	$625	$643,712
5.00%, 01/01/19		1,670	1,718,731
Series A
5.00%, 01/01/27	(Call 01/01/26)	1,000	1,156,740
North Carolina Turnpike Authority RB
5.00%, 07/01/41	(Call 07/01/21)	1,500	1,637,655
Raleigh Durham Airport Authority RB
Series A
5.00%, 05/01/32	(Call 05/01/20)	630	670,503
State of North Carolina GO
Series 2013-D
4.00%, 06/01/20		5,570	5,867,605
Series A
5.00%, 03/01/18		940	940,000
5.00%, 06/01/22		7,900	8,901,404
5.00%, 06/01/23		2,500	2,870,425
5.00%, 06/01/25		3,800	4,500,682
5.00%, 06/01/26		3,420	4,098,596
5.00%, 06/01/27	(Call 06/01/26)	6,940	8,254,020
Series B
5.00%, 06/01/18		1,000	1,009,250
5.00%, 06/01/19		1,000	1,043,830
Series C
4.00%, 05/01/21		1,000	1,069,900
5.00%, 05/01/19		1,000	1,041,040
5.00%, 05/01/20		3,160	3,389,637
5.00%, 05/01/22		1,800	2,024,640
Series E
5.00%, 05/01/18		1,000	1,006,150
5.00%, 05/01/19		2,450	2,550,548
State of North Carolina RB
5.00%, 03/01/18		500	500,000
5.00%, 03/01/20		2,000	2,131,100
5.00%, 03/01/21		2,500	2,730,875
5.00%, 03/01/22		2,500	2,785,725
5.00%, 03/01/24		2,000	2,303,320
5.00%, 03/01/30	(Call 03/01/25)	2,000	2,280,560
5.25%, 03/01/20	(PR 03/01/19)	1,120	1,161,989

78	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series A
5.00%, 05/01/29	(PR 05/01/20) (SAP)	$1,500	$1,609,335
Series B
5.00%, 11/01/18		1,000	1,024,430
5.00%, 11/01/20		1,150	1,250,602
5.00%, 11/01/23	(Call 11/01/21)	795	884,191
5.00%, 05/01/25		5,000	5,886,800
5.00%, 06/01/26		1,000	1,190,980
5.00%, 05/01/27		2,000	2,399,920
5.00%, 05/01/28	(Call 05/01/27)	5,000	5,968,200
Series C
5.00%, 05/01/21		2,500	2,750,575
5.00%, 05/01/27	(Call 05/01/24)	1,500	1,709,265
5.00%, 05/01/30	(PR 05/01/21)	1,000	1,100,560
Town of Cary NC Combined Utility Systems Revenue RB
5.00%, 12/01/42	(PR 12/01/22)	1,000	1,138,590

			142,751,182
OHIO — 0.88%
Cincinnati City School District GO
5.25%, 12/01/25	(NPFGC-FGIC)	20	23,789
5.25%, 12/01/30	(NPFGC-FGIC)	1,000	1,233,250
City of Columbus OH GO
Series 1
5.00%, 07/01/20		1,000	1,076,980
5.00%, 07/01/21		1,000	1,103,310
Series 2017-1
5.00%, 04/01/24		1,570	1,822,770
City of Columbus OH Sewerage Revenue RB
5.00%, 06/01/28	(Call 12/01/24)	2,000	2,304,580
5.00%, 06/01/32	(Call 06/01/26)	2,525	2,917,360
County of Hamilton OH Sales Tax Revenue RB
Series A
5.00%, 12/01/30	(Call 12/01/26)	1,000	1,153,660
Northeast Ohio Regional Sewer District RB
4.00%, 11/15/49	(Call 11/15/24)	8,560	8,721,014
Ohio State University (The) RB
Series A
4.00%, 06/01/43	(Call 06/01/23)	1,000	1,024,700

Security		Principal (000s)	Value
5.00%, 06/01/38	(Call 06/01/23)	$1,100	$1,218,987
5.00%, 06/01/43	(Call 06/01/23)	2,000	2,208,100
Ohio Turnpike & Infrastructure Commission RB
0.00%, 02/15/34	(Call 02/15/31)[a]	2,145	2,043,906
4.00%, 02/15/46	(Call 02/15/28)	6,795	6,917,921
5.00%, 02/15/48	(Call 02/15/23)	6,500	7,072,260
5.25%, 02/15/33	(Call 02/15/23)	1,000	1,117,460
Series A
5.00%, 02/15/31	(PR 02/15/20)	1,500	1,598,850
5.00%, 02/15/33	(Call 02/15/28)	2,000	2,313,980
Series A-2
0.00%, 02/15/37[a]		6,880	3,247,842
0.00%, 02/15/40[a]		2,500	1,030,075
0.00%, 02/15/41[a]		7,095	2,795,004
Ohio University RB
Series A
5.00%, 12/01/44	(Call 06/01/27)	2,000	2,258,760
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series A
5.00%, 12/01/21	(PR 12/01/19)	1,000	1,059,400
State of Ohio GO
5.38%, 09/01/28	(PR 03/01/18)	1,970	1,970,000
Series A
5.00%, 09/15/22		2,055	2,323,917
5.00%, 12/15/23		2,500	2,887,100
5.00%, 09/15/24		2,500	2,915,700
5.00%, 09/01/25		2,800	3,303,104
Series B
5.00%, 09/15/26		2,500	2,981,950
Series C
5.00%, 09/15/21		4,000	4,436,600
Series U
5.00%, 05/01/27		2,000	2,396,300

			79,478,629
OKLAHOMA — 0.30%
Grand River Dam Authority RB
Series A
5.00%, 06/01/27	(PR 06/01/18) (BHAC)	1,515	1,528,938
5.00%, 06/01/29	(Call 12/01/26)	5,365	6,297,598

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 06/01/39	(Call 06/01/24)	$2,000	$2,250,500
5.25%, 06/01/40	(PR 06/01/20)	500	539,420
Oklahoma Municipal Power Authority RB
Series A
4.00%, 01/01/47	(Call 01/01/23)	2,025	2,063,252
Oklahoma Turnpike Authority RB
Series A
4.00%, 01/01/47	(Call 01/01/26)	2,000	2,054,080
5.00%, 01/01/19		1,000	1,029,440
5.00%, 01/01/20		3,500	3,715,705
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,086,450
5.00%, 01/01/42	(Call 01/01/26)	2,000	2,243,120
Series B
5.00%, 01/01/29	(PR 01/01/21)	500	545,545
Series C
5.00%, 01/01/47	(Call 01/01/27)	1,955	2,204,517
University of Oklahoma (The) RB Series C
4.00%, 07/01/45	(Call 07/01/25)	2,000	2,057,560

			27,616,125
OREGON — 0.52%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/21		1,000	1,103,470
5.00%, 03/01/35	(Call 03/01/20)	1,000	1,060,880
Series B
5.00%, 06/15/22		2,000	2,252,240
Clackamas County School District No. 12 North Clackamas GO
Series B
5.00%, 06/15/37	(Call 06/15/27) (GTD)	1,480	1,707,905
Oregon Health & Science University RB
Series B
4.00%, 07/01/46	(Call 07/01/26)	2,000	2,048,360
Oregon State Lottery RB
Series A
5.25%, 04/01/26	(PR 04/01/19)	3,475	3,616,780
Series C
5.00%, 04/01/25	(Call 04/01/24)	8,975	10,381,203

Security		Principal (000s)	Value
Series D
5.00%, 04/01/29	(Call 04/01/25)	$2,000	$2,318,360
State of Oregon Department of Transportation RB
Series A
5.00%, 11/15/28	(Call 11/15/24)	2,500	2,901,825
5.00%, 11/15/29	(Call 11/15/24)	1,000	1,157,380
5.00%, 11/15/31	(Call 11/15/24)	1,500	1,731,045
5.00%, 11/15/33	(PR 05/15/19)	1,070	1,115,240
State of Oregon GO
Series A
5.00%, 05/01/42	(Call 05/01/27)	3,500	4,032,840
Series L
5.00%, 08/01/42	(Call 08/01/27)	2,910	3,363,494
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series D
0.00%, 06/15/35	(Call 06/15/27)[a]	2,500	2,830,125
0.00%, 06/15/36	(Call 06/15/27)[a]	2,500	2,823,650
Washington County School District No. 1 West Union GO
5.00%, 06/15/38	(Call 06/15/27) (GTD)	2,250	2,594,520

			47,039,317
PENNSYLVANIA — 3.22%
City of Philadelphia PA Airport Revenue RB
Series A
5.00%, 06/15/40	(Call 06/15/20)	500	528,735
5.00%, 07/01/47	(Call 07/01/27)	1,000	1,119,320
City of Philadelphia PA GO
Series A
5.00%, 08/01/26		1,500	1,726,395
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 07/01/45	(Call 07/01/24)	2,000	2,215,620
5.00%, 10/01/47	(Call 10/01/27)	2,000	2,238,900
5.00%, 10/01/52	(Call 10/01/27)	1,000	1,110,850
Series C
5.00%, 08/01/40	(Call 08/01/20) (AGM)	1,000	1,063,270

80	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Commonwealth of Pennsylvania GO
4.00%, 03/15/34	(Call 03/15/25)	$2,000	$2,077,060
5.00%, 03/15/20		3,000	3,189,810
5.00%, 07/01/22		1,000	1,110,650
5.00%, 03/15/31	(Call 03/15/25)	4,400	4,939,572
First Series
4.00%, 01/01/30	(Call 01/01/27)	3,000	3,159,630
4.00%, 06/15/33	(Call 06/15/24)	1,000	1,038,830
5.00%, 07/01/18		2,805	2,839,249
5.00%, 07/01/19		1,000	1,044,970
5.00%, 06/01/20		1,000	1,069,450
5.00%, 03/15/21		2,000	2,171,560
5.00%, 08/15/22		2,500	2,782,975
5.00%, 11/15/22	(PR 11/15/21)	2,600	2,900,638
5.00%, 01/01/23		2,500	2,788,675
5.00%, 03/15/23		2,000	2,238,220
5.00%, 04/01/23		1,000	1,120,080
5.00%, 08/15/23		2,930	3,301,202
5.00%, 01/01/24		1,500	1,692,675
5.00%, 06/15/24		2,000	2,271,660
5.00%, 08/15/24		2,000	2,275,780
5.00%, 09/15/24		4,000	4,555,560
5.00%, 11/15/24	(PR 11/15/21)	2,000	2,231,260
5.00%, 04/01/25	(PR 04/01/23)	5,000	5,715,950
5.00%, 08/15/25		3,000	3,438,960
5.00%, 01/01/26		2,000	2,293,760
5.00%, 03/15/26	(Call 03/15/25)	1,565	1,789,922
5.00%, 09/15/26		2,340	2,701,553
5.00%, 10/15/26	(Call 10/15/23)	1,000	1,129,720
5.00%, 01/01/27		2,000	2,306,540
5.00%, 06/01/27	(PR 06/01/22)	2,000	2,253,520
5.00%, 01/01/28	(Call 01/01/27)	12,000	13,769,040
5.00%, 11/15/29	(PR 11/15/21)	2,000	2,231,260
Second Series
4.00%, 09/15/30	(Call 09/15/26)	5,000	5,273,700
5.00%, 07/01/18		4,185	4,236,099
5.00%, 08/01/18	(Call 04/02/18)	1,000	1,002,950
5.00%, 05/01/19		780	811,364
5.00%, 07/01/19		1,475	1,541,331
5.00%, 05/01/20		755	805,532
5.00%, 07/01/20		1,255	1,345,034
5.00%, 05/01/21	(PR 05/01/20)	1,500	1,609,335
5.00%, 07/01/21		500	546,560
5.00%, 09/15/21		3,500	3,842,895

Security		Principal (000s)	Value
5.00%, 01/15/22		$2,300	$2,532,185
5.00%, 10/15/23		1,000	1,129,720
5.00%, 01/15/25		1,365	1,555,090
5.00%, 09/15/27	(Call 09/15/26)	4,000	4,579,040
5.00%, 10/15/29	(Call 10/15/23)	1,900	2,130,584
5.00%, 10/15/30	(Call 10/15/23)	1,000	1,120,250
5.00%, 10/15/32	(Call 10/15/23)	2,500	2,792,325
Series D
4.00%, 08/15/33	(Call 08/15/25)	3,000	3,133,680
Series T
5.00%, 07/01/21		1,000	1,093,120
5.00%, 07/01/22		1,700	1,888,105
County of Chester PA GO
5.00%, 07/15/28	(PR 07/15/19)	1,115	1,166,435
5.00%, 07/15/28	(Call 07/15/19)	295	308,897
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/47	(Call 07/01/27)	3,000	3,375,780
Delaware River Port Authority RB
5.00%, 01/01/33	(Call 01/01/24)	2,000	2,222,600
5.00%, 01/01/40	(Call 01/01/24)	1,515	1,667,394
Series D
5.00%, 01/01/35	(Call 01/01/20)	3,875	4,082,816
5.00%, 01/01/40	(Call 01/01/20) (AGM)	500	527,930
Delaware Valley Regional Finance Authority RB
Series A
5.50%, 08/01/28	(AMBAC)	610	719,776
Pennsylvania Economic Development Financing Authority RB
5.00%, 01/01/21	(Call 01/01/19)	5,185	5,333,239
Series A
5.00%, 07/01/19		3,835	4,013,174
Series B
5.00%, 07/01/21	(Call 03/21/18)	795	804,047
Pennsylvania Higher Educational Facilities Authority RB
5.00%, 09/01/45	(Call 03/01/25)	3,525	3,862,096
Series A
5.00%, 05/01/31	(PR 05/01/21)	660	725,300
5.00%, 05/01/31	(Call 05/01/21)	40	43,060

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Pennsylvania State University RB
Series A
5.00%, 09/01/47	(Call 09/01/27)	$4,650	$5,314,439
Pennsylvania Turnpike Commission RB
0.00%, 12/01/37	(Call 12/01/26)[a]	2,000	1,798,200
0.00%, 12/01/37	(Call 12/01/35)[a]	2,500	1,815,275
5.00%, 06/01/20		2,000	2,137,540
5.00%, 12/01/34	(Call 12/01/24)	3,000	3,363,900
5.00%, 12/01/38	(PR 12/01/19)	2,500	2,646,275
5.50%, 12/01/34	(PR 12/01/20)	500	550,673
6.00%, 12/01/36	(PR 12/01/20)	1,500	1,664,235
Second Series
5.00%, 12/01/35	(Call 12/01/27)	3,500	3,878,385
Series A
5.00%, 12/01/30	(Call 12/01/26)	1,835	2,073,238
5.00%, 12/01/37	(Call 12/01/22)	1,120	1,231,910
5.00%, 12/01/42	(PR 12/01/21)	175	195,066
5.00%, 12/01/42	(Call 12/01/21)	825	887,279
5.00%, 12/01/44	(Call 12/01/24)	6,495	7,203,280
Series A-1
5.00%, 12/01/26	(Call 06/01/25)	1,000	1,146,890
5.00%, 06/01/38	(PR 06/01/18) (AGM)	500	504,540
5.00%, 12/01/38	(Call 12/01/24)	1,500	1,634,100
5.00%, 12/01/40	(Call 06/01/25)	2,000	2,213,400
5.00%, 12/01/42	(Call 12/01/27)	2,500	2,783,275
5.00%, 12/01/43	(Call 12/01/22)	1,040	1,127,516
5.00%, 12/01/46	(Call 06/01/26)	15,635	17,289,808
5.00%, 12/01/47	(Call 12/01/27)	1,500	1,663,455
Series B
5.00%, 12/01/24	(Call 12/01/19)	500	528,095
5.00%, 06/01/29	(PR 06/01/19)	2,000	2,086,120
5.00%, 12/01/40	(Call 12/01/25)	2,000	2,219,120
5.00%, 12/01/45	(Call 12/01/25)	4,500	4,927,880
5.25%, 06/01/24	(PR 06/01/19)	575	601,531
5.25%, 06/01/39	(PR 06/01/19)	2,780	2,908,269
5.75%, 06/01/39	(PR 06/01/19)	5,250	5,524,523
Series B-1
5.00%, 06/01/42	(Call 06/01/27)	2,000	2,182,280
Series B-2
5.00%, 06/01/28	(Call 06/01/27)	2,500	2,857,625
5.00%, 06/01/32	(Call 06/01/27)	2,500	2,798,125

Security		Principal (000s)	Value
Series C
5.00%, 12/01/39	(Call 12/01/24)	$1,500	$1,669,350
5.00%, 12/01/43	(Call 12/01/23)	6,000	6,529,740
5.00%, 12/01/44	(Call 12/01/24)	3,000	3,327,150
Series D
5.13%, 12/01/40	(PR 12/01/19)	2,100	2,225,496
5.50%, 12/01/41	(PR 12/01/19)	10,000	10,661,900
Series E
6.00%, 12/01/30	(Call 12/01/27)	710	867,968
6.38%, 12/01/38	(Call 12/01/27)	1,265	1,551,345
Philadelphia Gas Works Co. RB
5.00%, 08/01/47	(Call 08/01/27)	1,500	1,670,175
State Public School Building Authority RB
5.00%, 06/01/31	(Call 12/01/26) (AGM)	2,000	2,197,380
5.50%, 06/01/28	(AGM)	470	552,104
Westmoreland County Municipal Authority RB
5.00%, 08/15/37	(PR 08/15/23)	1,000	1,149,220

			292,412,339
RHODE ISLAND — 0.13%
Rhode Island Commerce Corp. RB
Series A
5.00%, 06/15/23		2,000	2,277,960
5.25%, 06/15/19	(ETM) (AGM)	1,200	1,257,864
Series B
5.00%, 06/15/26		2,500	2,950,700
5.00%, 06/15/31	(Call 06/15/26)	2,500	2,860,375
Rhode Island Health & Educational Building Corp. RB
Series A
5.00%, 09/01/29	(Call 09/01/27)	2,000	2,399,780

			11,746,679
SOUTH CAROLINA — 0.84%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/26	(Call 12/01/23)	4,750	5,390,015
5.00%, 12/01/30	(Call 12/01/23)	2,000	2,253,500
City of Columbia SC Waterworks & Sewer System Revenue RB
Series A
5.00%, 02/01/41	(PR 02/01/21)	500	546,555

82	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Greenville County School District RB
4.63%, 12/01/20	(AGC)	$1,000	$1,076,760
Piedmont Municipal Power Agency RB
Series A-2
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,076,690
South Carolina Public Service Authority RB
Series A
5.00%, 12/01/31	(Call 06/01/26)	2,000	2,243,640
5.00%, 12/01/36	(Call 06/01/26)	3,000	3,319,800
5.00%, 12/01/37	(Call 06/01/26)	1,365	1,507,424
5.00%, 12/01/49	(Call 06/01/24)	2,000	2,140,280
5.00%, 12/01/50	(Call 06/01/25)	6,500	7,023,900
5.50%, 01/01/38	(PR 01/01/19)	2,600	2,687,438
5.50%, 12/01/54	(Call 06/01/24)	4,000	4,386,400
Series B
5.00%, 12/01/38	(Call 12/01/23)	3,020	3,263,624
5.00%, 12/01/46	(Call 12/01/26)	2,000	2,189,540
5.00%, 12/01/56	(Call 12/01/26)	5,690	6,154,190
Series C
4.00%, 12/01/45	(Call 12/01/24)	1,500	1,477,650
5.00%, 12/01/28	(Call 12/01/24)	1,090	1,219,394
5.00%, 12/01/30	(Call 12/01/24)	1,400	1,551,774
5.00%, 12/01/36	(Call 12/01/21)	1,500	1,597,290
5.00%, 12/01/46	(Call 12/01/24)	1,500	1,615,410
Series E
5.00%, 01/01/40	(PR 01/01/20)	1,950	2,069,457
5.00%, 12/01/48	(Call 12/01/23)	6,350	6,817,741
5.25%, 12/01/55	(Call 12/01/25)	4,000	4,394,280
South Carolina Transportation Infrastructure Bank RB
Series A
4.00%, 10/01/33	(Call 10/01/21)	1,000	1,039,210
5.00%, 10/01/24		1,000	1,157,380
5.25%, 10/01/40	(PR 10/01/19)	500	528,205
Series B
3.38%, 10/01/32	(Call 10/01/22)	1,000	990,310
3.63%, 10/01/33	(Call 10/01/22)	715	715,436
State of South Carolina GO
Series A
4.00%, 04/01/22	(Call 04/01/20)	1,000	1,048,070
5.00%, 06/01/18		1,000	1,009,200

Security		Principal (000s)	Value
5.00%, 06/01/19		$3,500	$3,654,280

			76,144,843
TENNESSEE — 0.38%
City of Memphis TN GO
Series A
5.00%, 04/01/26	(Call 04/01/25)	2,000	2,331,040
Series D
5.00%, 07/01/21	(Call 07/01/20)	1,250	1,346,225
County of Shelby TN GO
Series A
5.00%, 03/01/24		1,000	1,158,340
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
Series A
5.00%, 05/15/36	(Call 05/15/21)	1,025	1,117,578
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/19		750	784,238
5.00%, 07/01/20		2,000	2,153,960
5.00%, 07/01/22		6,725	7,569,660
5.00%, 07/01/23	(PR 07/01/22)	190	214,117
5.00%, 07/01/23	(Call 07/01/22)	810	911,736
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
Series B
5.00%, 07/01/46	(Call 07/01/27)	1,290	1,472,612
State of Tennessee GO
Series A
5.00%, 08/01/18		1,500	1,522,500
5.00%, 08/01/21		1,000	1,107,930
5.00%, 08/01/22		3,500	3,958,815
Tennessee State School Bond Authority RB
5.00%, 11/01/40	(Call 11/01/25)	2,000	2,271,980
5.00%, 11/01/42	(Call 11/01/27) (HERBIP)	3,000	3,467,310
5.00%, 11/01/43	(Call 11/01/22)	2,595	2,892,153

			34,280,194

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
TEXAS — 8.52%
Aldine Independent School District GO
5.00%, 02/15/45	(Call 02/15/27) (PSF)	$4,000	$4,546,560
Alvin Independent School District/TX GO
Series B
3.00%, 02/15/33	(Put 08/14/19) (PSF)[b]	2,000	2,038,520
Austin Community College District GOL
4.00%, 08/01/40	(Call 08/01/25)	1,500	1,544,610
Central Texas Regional Mobility Authority RB
5.00%, 01/01/40	(Call 01/01/26)	1,000	1,098,320
5.00%, 01/01/42	(Call 01/01/23)	1,560	1,671,696
5.00%, 01/01/46	(Call 01/01/26)	5,925	6,461,035
6.00%, 01/01/41	(PR 01/01/21)	1,000	1,114,200
Series A
5.00%, 01/01/40	(Call 07/01/25)	1,000	1,096,200
5.00%, 01/01/43	(Call 01/01/23)	2,500	2,694,025
5.00%, 01/01/45	(Call 07/01/25)	2,500	2,732,050
Series B
5.00%, 01/01/45	(Put 01/06/21)[b]	500	530,915
Central Texas Turnpike System RB
0.00%, 08/15/21	(ETM) (AMBAC)[a]	115	107,510
0.00%, 08/15/21	(AMBAC)[a]	385	356,622
Series A
5.00%, 08/15/41	(Call 08/15/22)	6,920	7,556,086
Series B
0.00%, 08/15/37	(Call 08/15/24)[a]	1,000	432,120
5.00%, 08/15/37	(Call 08/15/24)	1,500	1,659,945
Series C
5.00%, 08/15/33	(Call 08/15/24)	2,000	2,220,660
5.00%, 08/15/34	(Call 08/15/24)	1,500	1,661,805
5.00%, 08/15/37	(Call 08/15/24)	4,520	4,985,334
5.00%, 08/15/42	(Call 08/15/24)	9,900	10,876,833
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/40	(Call 11/15/22)	1,000	1,108,360
Series A
5.00%, 11/15/45	(Call 11/15/25)	2,000	2,246,860

Security		Principal (000s)	Value
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/37	(Call 11/15/22)	$1,000	$1,117,770
5.00%, 11/15/39	(Call 05/15/24)	2,400	2,688,480
5.00%, 11/15/41	(Call 11/15/21)	1,000	1,100,890
5.00%, 11/15/42	(Call 11/15/27)	1,000	1,148,180
5.00%, 11/15/45	(Call 11/15/26)	1,000	1,136,560
Series A
5.00%, 11/15/39	(PR 11/15/19)	1,000	1,058,080
City of Brownsville TX Utilities System Revenue RB
5.00%, 09/01/31	(Call 04/02/18)	5	5,014
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/45	(Call 07/15/25)	2,000	2,215,220
City of Dallas TX GOL
5.00%, 02/15/23		1,620	1,821,204
5.00%, 02/15/24		1,800	2,053,854
5.00%, 02/15/26	(Call 02/15/24)	2,000	2,258,400
5.00%, 02/15/27	(Call 02/15/24)	1,500	1,692,045
Series A
5.00%, 02/15/20	(ETM)	5	5,320
5.00%, 02/15/20		605	643,545
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/39	(PR 10/01/20)	150	162,285
5.00%, 10/01/39	(Call 10/01/20)	700	753,102
5.00%, 10/01/40	(Call 10/01/21)	1,500	1,647,090
Series A
5.00%, 10/01/24		1,000	1,166,650
5.00%, 10/01/26	(Call 10/01/25)	1,400	1,644,524
5.00%, 10/01/30	(Call 10/01/26)	3,590	4,185,653
5.00%, 10/01/41	(Call 10/01/26)	5,000	5,674,550
City of Houston TX Airport System Revenue RB
Series A
5.50%, 07/01/34	(Call 07/01/18)	750	759,833
5.50%, 07/01/39	(Call 07/01/18)	3,485	3,530,688
Series B
5.00%, 07/01/26	(Call 07/01/21)	1,400	1,534,162
5.00%, 07/01/31	(Call 07/01/22)	1,500	1,650,375
5.00%, 07/01/32	(Call 07/01/22)	1,000	1,098,950

84	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
City of Houston TX Combined Utility System Revenue RB
6.00%, 11/15/36	(PR 05/15/19) (AGC)	$945	$995,009
6.00%, 11/15/36	(Call 05/15/19) (AGC)	55	57,945
Series A
5.25%, 11/15/28	(Call 11/15/20)	2,035	2,223,868
5.25%, 11/15/31	(Call 11/15/20)	1,000	1,091,420
Series B
4.00%, 11/15/37	(Call 11/15/26)	2,000	2,074,380
5.00%, 11/15/35	(Call 11/15/26)	4,000	4,582,200
5.00%, 11/15/42	(Call 11/15/27)	4,000	4,567,600
5.00%, 11/15/43	(Call 11/15/23)	1,000	1,117,970
Series C
5.00%, 11/15/18		750	769,125
5.00%, 05/15/20		1,725	1,848,682
5.00%, 05/15/22		2,500	2,801,875
5.00%, 05/15/26	(Call 05/15/24)	3,000	3,450,660
5.00%, 05/15/28	(Call 05/15/24)	1,300	1,490,450
Series D
5.00%, 11/15/21		890	988,852
5.00%, 11/15/33	(Call 11/15/21)	1,000	1,102,010
5.00%, 11/15/36	(Call 11/15/21)	2,650	2,914,364
5.00%, 11/15/44	(Call 11/15/24)	2,000	2,259,300
City of Houston TX GOL
Series 2009A
5.00%, 03/01/27	(Call 03/01/19)	105	108,497
Series A
5.00%, 03/01/18		4,100	4,100,000
5.00%, 03/01/19		1,030	1,066,174
5.00%, 03/01/19	(PR 03/01/18)	500	500,000
5.00%, 03/01/20		1,000	1,065,960
5.00%, 03/01/24		2,000	2,292,440
5.00%, 03/01/25		2,350	2,726,634
5.00%, 03/01/26	(Call 03/01/24)	1,540	1,755,030
5.00%, 03/01/27	(PR 03/01/19)	895	925,886
5.00%, 03/01/28	(Call 03/01/27)	1,700	1,989,748
5.25%, 03/01/28	(PR 03/01/18)	3,670	3,670,000
City of San Antonio TX Electric & Gas Systems Revenue RB
3.00%, 12/01/45	(Put 12/01/20)[b]	1,000	1,020,660
5.00%, 02/01/21		2,500	2,726,825
5.00%, 02/01/22		9,400	10,482,692

Security		Principal (000s)	Value
5.00%, 02/01/23		$1,040	$1,180,618
5.00%, 02/01/44	(Call 02/01/24)	2,550	2,817,138
5.00%, 02/01/47	(Call 08/01/27)	4,850	5,520,803
5.00%, 02/01/48	(Call 02/01/23)	7,500	8,219,925
5.25%, 02/01/24		2,620	3,060,815
5.25%, 02/01/25		1,370	1,626,943
Series D
5.00%, 02/01/19		600	619,596
City of San Antonio TX GOL
5.00%, 02/01/19		1,765	1,822,151
County of Bexar TX GOL
4.00%, 06/15/41	(Call 06/15/26)	2,035	2,113,490
5.00%, 06/15/38	(Call 06/15/24)	2,000	2,250,700
Series A
5.00%, 06/15/41	(Call 06/15/26)	3,000	3,390,180
County of Harris TX GO
Series A
5.00%, 10/01/24	(Call 10/01/22)	1,410	1,588,971
5.00%, 10/01/25		1,000	1,179,210
Series C
5.25%, 08/15/19	(AGM)	1,500	1,581,420
County of Harris TX RB
5.00%, 08/15/38	(PR 08/15/19)	565	592,137
5.00%, 08/15/38	(Call 08/15/19)	435	454,932
Series A
5.00%, 08/15/31	(Call 08/15/26)	2,000	2,304,720
5.00%, 08/15/41	(Call 08/15/26)	3,505	3,949,609
Series C
5.00%, 08/15/24	(PR 08/15/19)	500	524,755
5.00%, 08/15/30	(Call 08/15/22)	3,000	3,344,970
5.00%, 08/15/49	(Call 08/15/19)	1,000	1,043,470
County of Hays TX GOL
4.00%, 02/15/42	(Call 02/15/27)	2,000	2,076,260
Cypress-Fairbanks Independent School District GO
Series B-3
4.00%, 02/15/40	(Put 08/15/19) (PSF)[b]	1,000	1,033,590
Series C
4.00%, 02/15/29	(Call 02/15/24) (PSF)	2,000	2,128,480
5.00%, 02/15/44	(Call 02/15/24) (PSF)	5,000	5,552,900

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Dallas Area Rapid Transit RB
5.00%, 12/01/33	(PR 12/01/18)	$250	$256,738
5.25%, 12/01/29	(AMBAC)	1,050	1,292,939
5.25%, 12/01/43	(PR 12/01/18)	1,000	1,028,800
5.25%, 12/01/48	(PR 12/01/18)	1,170	1,203,696
Series A
5.00%, 12/01/25	(Call 12/01/24)	3,015	3,506,626
5.00%, 12/01/46	(Call 12/01/25)	6,630	7,447,678
Dallas Independent School District GO
4.00%, 02/15/31	(Call 02/15/25) (PSF)	1,000	1,068,800
5.00%, 08/15/28	(Call 08/15/22) (PSF)	1,000	1,121,300
5.00%, 08/15/29	(Call 08/15/22) (PSF)	500	559,970
Dallas/Fort Worth International Airport RB
Series A
5.00%, 11/01/42	(Call 11/01/20)	1,000	1,073,910
5.00%, 11/01/45	(Call 11/01/20)	500	536,555
5.25%, 11/01/38	(Call 11/01/20)	500	540,720
Series B
5.00%, 11/01/32	(Call 11/01/20)	1,000	1,076,610
5.00%, 11/01/38	(Call 11/01/22)	1,000	1,103,350
5.00%, 11/01/44	(Call 11/01/22)	1,500	1,648,110
Series C
5.00%, 11/01/45	(Call 11/01/21)	2,000	2,176,140
Series D
5.00%, 11/01/33	(Call 11/01/23)	1,000	1,118,900
5.25%, 11/01/30	(Call 11/01/23)	1,000	1,142,090
Series F
5.13%, 11/01/25	(Call 11/01/23)	1,000	1,142,910
Series G
5.00%, 11/01/33	(Call 11/01/20)	2,000	2,152,140
Denton Independent School District GO
Series A
5.00%, 08/15/40	(Call 08/15/25) (PSF)	2,000	2,265,340
Fort Bend Grand Parkway Toll Road Authority RB
5.00%, 03/01/37	(Call 03/01/22)	1,000	1,101,340

Security		Principal (000s)	Value
Fort Worth Independent School District GO
5.00%, 02/15/28	(Call 02/15/25) (PSF)	$3,500	$4,033,505
Grand Parkway Transportation Corp. RB
Series A
5.50%, 04/01/53	(Call 10/01/23)	1,500	1,688,865
Series B
0.00%, 10/01/45	(Call 10/01/28)[a]	2,000	1,836,620
5.00%, 04/01/53	(Call 10/01/23)	6,000	6,621,960
Harris County Flood Control District GOL
5.00%, 10/01/26	(Call 10/01/24)	1,025	1,198,543
Series A
5.25%, 10/01/21	(ETM)	285	317,892
5.25%, 10/01/21		1,115	1,247,384
Harris County Flood Control District RB
Series A
5.00%, 10/01/34	(PR 10/01/20)	1,520	1,646,494
5.00%, 10/01/39	(PR 10/01/20)	1,000	1,083,220
Harris County Toll Road Authority (The) RB
Series A
5.00%, 08/15/31	(Call 02/15/28)	2,000	2,355,140
5.00%, 08/15/43	(Call 02/15/28)	2,000	2,291,900
Harris County-Houston Sports Authority RB
Series A
0.00%, 11/15/42	(Call 11/15/31) (AGM)[a]	1,250	420,175
0.00%, 11/15/50	(Call 11/15/31) (AGM)[a]	2,000	441,240
5.00%, 11/15/28	(Call 11/15/24)	1,390	1,564,792
Houston Community College System GOL
4.00%, 02/15/43	(Call 02/15/23)	5,000	5,126,450
5.00%, 02/15/33	(Call 02/15/23)	2,000	2,234,500
5.00%, 02/15/43	(Call 02/15/23)	5,765	6,401,168
Houston Independent School District GO
Series A
5.00%, 02/15/27	(Call 02/15/26)	2,250	2,637,450

86	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Houston Independent School District GOL
5.00%, 02/15/28	(Call 02/15/27) (PSF)	$1,000	$1,185,310
Series A
5.00%, 02/15/30	(Call 02/15/26) (PSF)	5,000	5,821,900
Katy Independent School District GO
Series A
5.00%, 02/15/45	(Call 02/15/25) (PSF)	1,500	1,677,000
Klein Independent School District GO
5.00%, 08/01/38	(PR 08/01/18)	215	218,296
5.00%, 08/01/38	(Call 08/01/18)	25	25,366
Leander Independent School District GO
Series A
5.00%, 08/15/40	(Call 08/15/25) (PSF)	1,500	1,690,455
Series D
0.00%, 08/15/36	(PR 08/15/24)[a]	410	199,199
0.00%, 08/15/36	(Call 08/15/24)[a]	3,590	1,637,830
Lewisville Independent School District GO
Series A
5.00%, 08/15/20	(PSF)	1,135	1,225,164
Series B
5.00%, 08/15/28	(Call 08/15/25)	6,090	7,083,340
Lone Star College System GOL
5.00%, 08/15/33	(PR 08/15/18)	6,000	6,100,680
Lower Colorado River Authority RB
5.00%, 05/15/40	(Call 05/15/20)	1,500	1,588,455
5.00%, 05/15/40	(Call 05/15/25)	5,760	6,347,981
5.00%, 05/15/45	(Call 05/15/25)	3,130	3,432,734
Series A
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,121,040
6.25%, 05/15/28	(PR 05/15/18)	1,500	1,515,224
Metropolitan Transit Authority of Harris County RB
Series A
5.00%, 11/01/36	(Call 11/01/21)	1,000	1,101,730
5.00%, 11/01/41	(Call 11/01/21)	1,000	1,099,500

Security		Principal (000s)	Value
Midland County Fresh Water Supply District No. 1 RB
Series A
0.00%, 09/15/34	(Call 09/15/27)[a]	$1,250	$649,150
North East Independent School District/TX GO
5.25%, 02/01/27	(PSF)	530	642,503
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/38	(PR 09/01/18)	1,700	1,731,331
North Texas Tollway Authority RB
0.00%, 01/01/33[a]		3,450	2,023,563
0.00%, 01/01/37	(AGM)[a]	3,250	1,573,292
0.00%, 09/01/43	(PR 09/01/31)[a]	500	541,910
6.00%, 01/01/34	(PR 01/01/21)	1,000	1,117,130
6.00%, 01/01/38	(PR 01/01/19) (AGC-ICC)	500	518,870
6.00%, 01/01/43	(PR 01/01/21)	250	279,283
Series A
4.00%, 01/01/37	(Call 01/01/27)	500	517,675
4.00%, 01/01/43	(Call 01/01/28)	3,615	3,679,636
5.00%, 01/01/20		2,120	2,247,094
5.00%, 01/01/22		1,800	2,002,338
5.00%, 01/01/23		6,375	7,226,126
5.00%, 01/01/24	(Call 01/01/23)	500	564,790
5.00%, 01/01/25	(Call 01/01/24)	1,000	1,135,400
5.00%, 01/01/26	(Call 01/01/24)	3,000	3,399,240
5.00%, 01/01/26	(Call 01/01/23)	2,235	2,508,251
5.00%, 01/01/27	(Call 01/01/24)	5,000	5,648,050
5.00%, 01/01/30	(Call 01/01/26)	8,375	9,573,546
5.00%, 01/01/32	(Call 01/01/25)	7,000	7,817,320
5.00%, 01/01/33	(Call 01/01/25)	2,000	2,225,720
5.00%, 01/01/34	(Call 01/01/27)	1,000	1,135,820
5.00%, 01/01/35		1,000	1,190,930
5.00%, 01/01/36	(Call 01/01/27)	1,000	1,130,080
5.00%, 01/01/38	(Call 01/01/25)	3,455	3,798,116
5.00%, 01/01/38	(Call 01/01/23)	1,000	1,100,140
5.00%, 01/01/39	(Call 01/01/26)	2,500	2,789,225
5.00%, 01/01/39	(Call 01/01/28)	3,500	3,967,600
5.00%, 01/01/43	(Call 01/01/28)	5,000	5,641,250
5.00%, 01/01/48	(Call 01/01/28)	6,100	6,855,241
5.50%, 09/01/36	(PR 09/01/21)	2,520	2,831,018
6.00%, 01/01/28	(PR 01/01/19)	820	850,258

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
6.00%, 01/01/28	(Call 01/01/19)	$190	$196,753
6.25%, 01/01/39	(PR 01/01/19)	810	841,550
6.25%, 01/01/39	(Call 01/01/19)	190	196,756
Series B
0.00%, 09/01/37	(PR 09/01/31)[a]	1,620	691,108
0.00%, 09/01/43	(PR 09/01/31)[a]	2,500	679,750
5.00%, 01/01/24	(Call 01/01/23)	500	563,565
5.00%, 01/01/26	(Call 01/01/23)	150	167,975
5.00%, 01/01/29	(Call 01/01/25)	150	170,183
5.00%, 01/01/31	(Call 01/01/24)	2,000	2,223,740
5.00%, 01/01/31	(Call 01/01/26)	200	226,678
5.00%, 01/01/34	(Call 01/01/25)	4,750	5,304,610
5.00%, 01/01/38	(Call 01/01/21)	1,000	1,069,290
5.00%, 01/01/40	(Call 01/01/23)	7,500	8,159,025
5.00%, 01/01/42	(Call 01/01/22)	6,850	7,409,028
5.00%, 01/01/43	(Call 01/01/27)	1,750	1,950,655
5.00%, 01/01/48	(Call 01/01/27)	1,750	1,922,725
Series C
0.00%, 09/01/45	(PR 09/01/31)[a]	500	592,940
1.95%, 01/01/38	(Put 01/01/19)[b]	1,000	1,000,500
5.25%, 01/01/44	(Call 01/01/19)	2,300	2,358,121
6.00%, 01/01/25	(PR 01/01/19)	815	845,074
6.00%, 01/01/25	(Call 01/01/19)	185	191,669
Series D
0.00%, 01/01/31	(AGM)[a]	965	622,193
0.00%, 01/01/34	(AGM)[a]	2,900	1,620,578
5.00%, 09/01/24	(PR 09/01/21)	700	774,592
5.00%, 09/01/30	(PR 09/01/21)	1,175	1,300,208
5.00%, 09/01/32	(PR 09/01/21)	4,770	5,278,291
Series K-1
5.75%, 01/01/38	(PR 01/01/19) (AGM)	500	517,845
Pasadena Independent School District GO
4.00%, 02/15/44	(Call 02/15/28) (PSF)	1,250	1,306,413
Permanent University Fund – University of Texas System RB
5.00%, 07/01/41	(Call 07/01/23)	2,000	2,239,540
Series B
5.00%, 07/01/25	(Call 07/01/24)	1,000	1,165,880

Security		Principal (000s)	Value
Plano Independent School District GO
Series B
5.00%, 02/15/20	(PSF)	$3,000	$3,195,900
5.00%, 02/15/21	(PSF)	2,000	2,182,620
Richardson Independent School District GO
5.00%, 02/15/42	(Call 02/15/26) (PSF)	6,930	7,872,549
Round Rock Independent School District GO
5.00%, 08/01/33	(Call 08/01/18)	500	507,355
San Antonio Independent School District/TX GO
5.00%, 02/15/24	(PSF)	2,500	2,887,025
San Antonio Public Facilities Corp. RB
4.00%, 09/15/32	(Call 09/15/22)	1,500	1,567,050
4.00%, 09/15/42	(Call 09/15/22)	6,600	6,812,784
San Antonio Water System RB
5.00%, 05/15/27	(Call 05/15/22)	1,000	1,115,620
Series B
2.00%, 05/01/44	(Put 11/01/22)[b]	1,200	1,189,404
Series C
5.00%, 05/15/34	(Call 11/15/26)	1,220	1,399,584
5.00%, 05/15/46	(Call 11/15/26)	1,220	1,375,721
Spring Independent School District GO
5.00%, 08/15/33	(Call 03/07/18)	775	775,419
State of Texas GO
4.00%, 10/01/33	(Call 04/01/24)	1,200	1,264,176
4.75%, 04/01/37	(PR 04/01/18)	1,520	1,524,408
5.00%, 04/01/19		7,000	7,267,680
5.00%, 04/01/20		7,330	7,837,896
5.00%, 10/01/21		1,000	1,109,370
5.00%, 04/01/22		5,145	5,755,403
5.00%, 04/01/23	(PR 04/01/18)	2,465	2,472,641
5.00%, 04/01/24	(PR 04/01/18)	6,000	6,018,600
5.00%, 04/01/26	(PR 04/01/18)	2,255	2,261,983
5.00%, 04/01/27	(Call 04/01/24)	2,000	2,281,600
5.00%, 04/01/27	(PR 04/01/18)	1,300	1,304,021
5.00%, 10/01/27	(Call 04/01/24)	4,000	4,563,200
5.00%, 04/01/28	(Call 04/01/24)	2,000	2,277,960
5.00%, 10/01/33	(Call 10/01/27)	9,800	11,492,558

88	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 04/01/35	(Call 04/01/24)	$1,660	$1,876,713
5.00%, 04/01/36	(Call 04/01/22)	1,500	1,647,030
5.00%, 04/01/36	(Call 04/01/24)	1,000	1,129,950
5.00%, 10/01/36	(Call 10/01/25)	1,995	2,278,230
5.00%, 04/01/42	(Call 04/01/22)	3,000	3,280,620
5.00%, 04/01/44	(Call 04/01/26)	2,045	2,325,492
Series A
4.00%, 10/01/31	(Call 10/01/24)	2,000	2,134,600
4.00%, 10/01/44	(Call 10/01/24)	2,000	2,077,360
5.00%, 10/01/18		2,155	2,201,462
5.00%, 10/01/21		1,200	1,331,244
5.00%, 10/01/22		1,000	1,130,200
5.00%, 10/01/23		1,000	1,149,100
5.00%, 10/01/24		7,610	8,873,108
5.00%, 10/01/28	(Call 10/01/24)	5,000	5,747,500
5.00%, 10/01/30	(Call 10/01/27)	2,000	2,374,840
5.00%, 10/01/44	(Call 10/01/24)	16,150	18,240,294
Series B
5.00%, 10/01/32	(Call 10/01/27)	2,500	2,945,500
Series D
4.00%, 05/15/45	(Call 05/15/25)	2,000	2,076,020
Tarrant Regional Water District RB
5.00%, 03/01/37	(Call 03/01/22)	3,000	3,316,110
Texas A&M University RB
Series E
5.00%, 05/15/25		500	586,945
Texas State University System RB
Series A
5.00%, 03/15/21		1,000	1,094,440
5.00%, 03/15/28	(Call 03/15/27)	6,550	7,744,982
5.00%, 03/15/31	(Call 03/15/27)	1,900	2,211,866
Texas Transportation Commission State Highway Fund RB
4.00%, 10/01/18		9,825	9,977,877
5.00%, 04/01/20		4,000	4,273,760
5.00%, 10/01/20		500	541,610
5.00%, 10/01/21		6,300	6,986,700
5.00%, 10/01/26		2,905	3,465,142
Series A
5.00%, 04/01/18		1,600	1,604,800
5.00%, 10/01/18		2,500	2,553,300
5.00%, 10/01/19		1,500	1,582,410
5.00%, 04/01/22		4,550	5,091,723
5.00%, 04/01/23		5,020	5,720,591
5.00%, 10/01/24		4,525	5,285,109

Security		Principal (000s)	Value
Texas Water Development Board RB
Series A
4.00%, 10/15/33	(Call 10/15/27)	$2,000	$2,145,240
4.00%, 10/15/34	(Call 10/15/25)	3,000	3,173,550
4.00%, 10/15/34	(Call 10/15/27)	1,000	1,066,620
4.00%, 10/15/45	(Call 10/15/25)	2,000	2,070,380
4.00%, 10/15/47	(Call 10/15/27)	3,755	3,888,453
5.00%, 04/15/24		5,500	6,370,265
5.00%, 04/15/29	(Call 10/15/27)	1,000	1,189,940
5.00%, 10/15/31	(Call 10/15/25)	2,000	2,299,960
5.00%, 10/15/31	(Call 10/15/27)	1,000	1,177,900
5.00%, 10/15/40	(Call 10/15/25)	1,890	2,136,078
5.00%, 10/15/47	(Call 10/15/27)	2,500	2,854,400
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/28	(Call 08/01/27)	2,000	2,380,080
Tyler Independent School District GO
4.00%, 02/15/47	(Call 02/15/27) (PSF)	1,600	1,658,512
University of Texas System (The) RB
Series A
5.00%, 08/15/22		1,000	1,127,650
Series B
5.00%, 08/15/18		1,000	1,016,780
5.00%, 08/15/19		1,000	1,050,100
5.00%, 08/15/21		2,445	2,703,168
5.00%, 08/15/26		6,000	7,156,620
5.00%, 08/15/43	(Call 08/15/22)	1,000	1,105,610
5.38%, 08/15/23		1,500	1,749,315
Series D
5.00%, 08/15/21		600	663,354
5.00%, 08/15/24		2,200	2,562,890
5.00%, 08/15/25		3,910	4,611,610
Series E
5.00%, 08/15/26		1,500	1,789,155
Series F
5.00%, 08/15/47		2,000	2,510,040
Series J
5.00%, 08/15/25		1,600	1,887,104
5.00%, 08/15/26		2,000	2,385,540

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Ysleta Independent School District GO
5.00%, 08/15/47	(Call 08/15/26) (PSF)	$2,940	$3,308,323

			773,726,816
UTAH — 0.63%
Intermountain Power Agency RB
Series A
5.00%, 07/01/21	(Call 07/01/18)	1,000	1,011,270
5.00%, 07/01/22	(Call 07/01/18)	1,675	1,693,760
Salt Lake City Corp. Airport Revenue RB
Series B
5.00%, 07/01/47	(Call 07/01/27)	2,000	2,257,340
State of Utah GO
5.00%, 07/01/23		1,500	1,724,775
5.00%, 07/01/25	(Call 01/01/25)	2,000	2,346,380
Series 2011-A
5.00%, 07/01/24	(PR 07/01/21)	5,000	5,526,800
Series A
5.00%, 07/01/20	(PR 07/01/18)	3,000	3,036,720
5.00%, 07/01/20		4,380	4,722,384
5.00%, 07/01/21	(PR 07/01/18)	3,000	3,036,720
5.00%, 07/01/22	(PR 07/01/21)	1,040	1,149,574
5.00%, 07/01/26	(PR 07/01/21)	1,830	2,022,809
Series C
5.00%, 07/01/18		2,700	2,733,426
University of Utah (The) RB
Series A
5.00%, 08/01/43	(PR 08/01/23)	3,000	3,452,910
Utah Transit Authority RB
5.00%, 06/15/42	(PR 06/15/22)	600	674,094
5.00%, 06/15/42	(Call 06/15/22)	880	959,878
Series A
4.75%, 06/15/32	(PR 06/15/18) (AGM)	3,210	3,241,907
5.00%, 06/15/24		4,000	4,648,960
5.00%, 06/15/24	(PR 06/15/18)	1,835	1,854,543
5.00%, 06/15/28	(PR 06/15/18)	1,275	1,288,579
5.00%, 06/15/32	(PR 06/15/18) (AGM)	1,500	1,515,975
5.00%, 06/15/36	(PR 06/15/18) (AGM)	1,900	1,920,235
5.00%, 06/15/38	(Call 06/15/25)	5,500	6,230,290

			57,049,329

Security		Principal (000s)	Value
VERMONT — 0.01%
University of Vermont & State Agricultural College RB
5.00%, 10/01/40	(Call 10/01/25)	$1,000	$1,122,430

			1,122,430
VIRGINIA — 1.41%
Chesapeake Bay Bridge & Tunnel District RB
Series 2016
5.00%, 07/01/41	(Call 07/01/26)	3,000	3,336,360
City of Richmond VA Public Utility RB
Series A
5.00%, 01/15/43	(Call 01/15/23)	2,000	2,220,080
City of Richmond VA RB
5.00%, 01/15/32	(Call 01/15/26)	2,020	2,339,584
Series A
5.00%, 01/15/29	(Call 01/15/26)	2,000	2,342,660
Commonwealth of Virginia GO
Series B
5.00%, 06/01/26	(Call 06/01/25) (SAW)	3,000	3,548,760
Series D
5.00%, 06/01/18		500	504,650
5.00%, 06/01/19		1,000	1,043,830
County of Fairfax VA GO
Series A
4.00%, 10/01/27	(Call 04/01/26)	8,785	9,696,268
Series B
5.00%, 10/01/22	(SAW)	1,000	1,134,890
5.00%, 04/01/23	(SAW)	1,000	1,144,230
County of Loudoun VA GO
Series B
5.00%, 11/01/19		4,500	4,756,230
Hampton Roads Sanitation District RB
5.00%, 04/01/38	(PR 04/01/18)	375	376,178
University of Virginia RB
5.00%, 06/01/40	(PR 06/01/18)	9,560	9,650,438
Series A
5.00%, 04/01/39	(Call 04/01/27)	5,000	5,789,600
5.00%, 06/01/43	(Call 06/01/23)	1,000	1,126,380

90	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series A-2
5.00%, 04/01/45	(Call 04/01/25)	$3,000	$3,390,330
Series B
5.00%, 08/01/21		1,100	1,217,953
Upper Occoquan Sewage Authority RB
Series A
5.15%, 07/01/20	(NPFGC)	630	656,869
Virginia College Building Authority RB
Series 2012B
5.00%, 09/01/20		2,570	2,777,810
Series A
4.00%, 02/01/32	(Call 02/01/25)	3,000	3,189,870
Series C
5.00%, 02/01/31	(Call 02/01/27)	2,830	3,308,327
Series E
5.00%, 02/01/25		2,500	2,920,450
5.00%, 02/01/29	(Call 02/01/28)	7,000	8,358,420
5.00%, 02/01/30	(Call 02/01/28)	2,000	2,376,660
5.00%, 02/01/31	(Call 02/01/28)	1,000	1,183,570
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/29	(PR 05/15/21) (SAP)	1,000	1,070,730
4.00%, 05/15/37	(Call 05/15/22)	2,500	2,591,925
4.00%, 05/15/42	(Call 05/15/27)	5,920	6,160,411
5.00%, 09/15/23		1,000	1,147,990
5.00%, 09/15/24		3,000	3,492,870
5.00%, 03/15/26		2,500	2,952,450
5.00%, 03/15/27	(Call 09/15/26)	3,995	4,751,653
5.00%, 05/15/27	(PR 05/15/21) (SAP)	500	550,880
5.00%, 09/15/27		1,000	1,198,730
5.00%, 05/15/28	(PR 05/15/22)	1,000	1,125,490
5.00%, 05/15/33	(PR 05/15/21) (SAP)	2,275	2,506,504
5.00%, 05/15/34	(PR 05/15/21) (SAP)	3,000	3,305,280
Series A
4.00%, 05/15/35	(Call 11/15/27)	1,000	1,055,120
5.00%, 05/15/32	(Call 11/15/27)	550	646,541
5.00%, 05/15/33	(Call 11/15/27)	500	585,460

Security		Principal (000s)	Value
Virginia Public Building Authority RB
Series A
5.00%, 08/01/28	(Call 08/01/27)	$2,980	$3,551,802
Series B
5.00%, 08/01/25		1,910	2,243,983
Series C
4.00%, 08/01/26	(Call 08/01/24)	2,500	2,727,100
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	2,000	2,109,300
5.00%, 08/01/23	(Call 08/01/22) (SAW)	2,500	2,815,300
5.00%, 08/01/26	(Call 08/01/25) (SAW)	1,515	1,777,671
Series C
5.00%, 08/01/18	(SAW)	550	558,525
5.00%, 08/01/19	(SAW)	770	808,331

			128,124,443
WASHINGTON — 2.82%
Central Puget Sound Regional Transit Authority RB
Series S-1
5.00%, 11/01/31	(Call 11/01/25)	1,250	1,451,550
5.00%, 11/01/36	(Call 11/01/25)	2,000	2,288,160
5.00%, 11/01/45	(Call 11/01/25)	13,840	15,641,138
Series S-1-GREEN
5.00%, 11/01/46		3,000	3,832,770
City of Seattle WA Municipal Light & Power Revenue RB
Series A
4.00%, 05/01/45	(Call 05/01/25)	1,765	1,814,791
5.25%, 02/01/36	(PR 02/01/21)	1,200	1,320,228
Series B
5.00%, 02/01/21	(PR 02/01/20)	155	164,711
5.00%, 02/01/21	(Call 02/01/20)	345	366,411
5.00%, 02/01/22	(PR 02/01/20)	250	265,663
5.00%, 02/01/22	(Call 02/01/20)	750	795,960
5.00%, 02/01/24	(PR 02/01/20)	95	100,952
5.00%, 02/01/24	(Call 02/01/20)	405	429,741
City of Tacoma WA Electric System Revenue RB
Series A
4.00%, 01/01/42	(Call 07/01/23)	1,000	1,023,110
5.00%, 01/01/38	(Call 07/01/23)	1,000	1,111,340

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
County of King WA Sewer Revenue RB
5.00%, 01/01/39	(PR 01/01/19)	$8,205	$8,447,212
5.00%, 07/01/40	(Call 01/01/25)	2,000	2,241,380
5.00%, 01/01/45	(PR 07/01/20)	1,000	1,075,486
5.00%, 01/01/50	(PR 07/01/20)	2,000	2,150,970
5.00%, 01/01/52	(Call 01/01/22)	4,000	4,309,840
5.13%, 01/01/41	(PR 01/01/21)	500	545,783
5.25%, 01/01/42	(PR 01/01/19)	1,000	1,031,580
Series B
5.00%, 07/01/39	(Call 07/01/23)	3,000	3,368,850
5.00%, 01/01/41	(PR 01/01/21)	1,330	1,447,256
5.00%, 07/01/46	(Call 07/01/26)	3,000	3,389,670
Energy Northwest RB
4.00%, 07/01/38	(Call 07/01/25)	2,000	2,083,800
5.00%, 07/01/22		1,500	1,687,065
5.00%, 07/01/34	(Call 07/01/25)	2,000	2,278,320
5.00%, 07/01/38	(Call 07/01/25)	6,465	7,314,501
Series A
5.00%, 07/01/18		7,580	7,672,021
5.00%, 07/01/19		4,565	4,777,683
5.00%, 07/01/20		1,850	1,992,413
5.00%, 07/01/21		2,000	2,204,580
5.00%, 07/01/22	(Call 07/01/21)	565	622,794
5.00%, 07/01/23		1,000	1,143,870
5.00%, 07/01/23	(Call 07/01/21)	2,100	2,311,953
5.00%, 07/01/24		2,000	2,317,940
5.00%, 07/01/27	(Call 07/01/26)	1,000	1,181,150
5.00%, 07/01/28	(Call 07/01/22)	1,000	1,117,660
5.00%, 07/01/28	(Call 07/01/27)	2,000	2,382,560
5.25%, 07/01/18		2,185	2,213,318
Series C
5.00%, 07/01/28	(Call 07/01/24)	1,000	1,149,290
FYI Properties RB
5.50%, 06/01/39	(Call 06/01/19)	1,000	1,047,180
Pierce County School District No. 10 Tacoma GO
5.00%, 12/01/39	(Call 12/01/25) (GTD)	2,000	2,273,120
Port of Seattle WA RB
Series A
5.00%, 08/01/30	(Call 08/01/22)	1,500	1,657,740
5.00%, 08/01/31	(Call 08/01/22)	2,910	3,210,894

Security		Principal (000s)	Value
Snohomish County Public Utility District No. 1 RB
5.00%, 12/01/40	(Call 12/01/25)	$1,000	$1,124,060
Snohomish County School District No. 201 Snohomish GO
5.25%, 12/01/27	(PR 12/01/18) (GTD)	500	514,590
State of Washington GO
4.00%, 07/01/18		1,400	1,412,306
5.00%, 07/01/25	(Call 07/01/24)	1,500	1,742,085
5.00%, 07/01/26	(Call 07/01/24)	1,050	1,214,755
5.00%, 07/01/31	(Call 01/01/25)	1,000	1,137,870
5.00%, 07/01/32	(Call 01/01/25)	2,000	2,271,760
5.00%, 08/01/32	(Call 08/01/25)	2,500	2,865,850
Series 2010-B
5.00%, 08/01/34	(PR 08/01/19)	3,000	3,144,570
Series 2014-A
5.00%, 08/01/35	(Call 08/01/23)	1,500	1,688,745
Series 2017A
5.00%, 08/01/37	(Call 08/01/26)	3,345	3,815,106
Series A
5.00%, 07/01/25	(PR 07/01/18)	1,330	1,346,279
5.00%, 07/01/27	(PR 07/01/18)	4,750	4,808,140
5.00%, 07/01/31	(PR 07/01/18)	3,400	3,441,616
5.00%, 08/01/33	(Call 08/01/23)	2,800	3,162,936
5.00%, 08/01/35	(Call 08/01/21)	500	548,040
5.00%, 08/01/38	(Call 08/01/23)	1,215	1,363,959
Series B
5.00%, 07/01/28	(Call 01/01/26)	2,500	2,912,900
5.00%, 07/01/29	(Call 01/01/26)	1,500	1,739,685
5.00%, 07/01/33	(Call 01/01/26)	3,000	3,431,610
Series C
5.00%, 06/01/41	(Call 06/01/21)	20,455	22,159,515
Series D
5.00%, 02/01/34	(PR 02/01/22)	1,000	1,117,980
5.00%, 02/01/39	(Call 02/01/24)	900	1,008,765
5.00%, 02/01/41	(Call 02/01/27)	2,935	3,339,384
Series E
5.00%, 02/01/31	(PR 02/01/19)	1,500	1,549,125
Series R
5.00%, 07/01/19		1,500	1,569,480
5.00%, 07/01/23		2,000	2,292,080
Series R-2011A
5.00%, 01/01/21		1,000	1,089,060

92	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series R-2012A
5.00%, 07/01/18		$1,200	$1,214,484
Series R-2012C
5.00%, 07/01/20		1,000	1,076,020
5.00%, 07/01/24	(Call 07/01/22)	3,750	4,202,775
5.00%, 07/01/25	(Call 07/01/22)	1,000	1,119,860
5.00%, 07/01/26	(Call 07/01/22)	1,500	1,677,150
Series R-2013C
5.00%, 07/01/18		1,500	1,518,105
Series R-2015
5.00%, 07/01/19		1,500	1,569,480
Series R-2015-C
5.00%, 07/01/28	(Call 01/01/25)	1,500	1,721,895
5.00%, 07/01/29	(Call 01/01/25)	3,000	3,431,700
5.00%, 07/01/32	(Call 01/01/25)	1,000	1,135,880
Series R-2015E
5.00%, 07/01/28	(Call 01/01/25)	1,500	1,721,895
5.00%, 07/01/31	(Call 01/01/25)	3,000	3,413,610
5.00%, 07/01/33	(Call 01/01/25)	2,850	3,227,767
Series R-2017A
5.00%, 08/01/30	(Call 08/01/26)	2,000	2,327,760
5.00%, 08/01/33	(Call 08/01/26)	5,915	6,822,065
5.00%, 08/01/34	(Call 08/01/26)	5,000	5,746,600
Series R-2018C
5.00%, 08/01/25		1,000	1,176,350
5.00%, 08/01/28	(Call 08/01/27)	3,000	3,564,660
Series R-2018D
5.00%, 08/01/32	(Call 08/01/27)	5,000	5,846,000
State of Washington RB
5.00%, 09/01/18		1,125	1,144,710
5.00%, 09/01/19		2,250	2,362,387
5.00%, 09/01/20		1,000	1,079,330
5.00%, 09/01/21		3,000	3,308,940
5.00%, 09/01/24	(Call 09/01/23)	2,000	2,271,820
Series C
5.00%, 09/01/18		1,200	1,221,024
University of Washington RB
Series A
5.00%, 07/01/41	(Call 07/01/22)	1,000	1,107,610
Washington State University RB
5.00%, 04/01/40	(Call 04/01/25)	2,055	2,295,928

			256,372,460

Security		Principal (000s)	Value
WEST VIRGINIA — 0.03%
West Virginia Economic Development Authority RB
Series A
5.00%, 06/15/40	(PR 06/15/20)	$1,270	$1,366,228
West Virginia University RB
Series B
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,083,670

			2,449,898
WISCONSIN — 1.10%
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A
5.00%, 06/01/19		1,000	1,043,570
State of Wisconsin GO
5.00%, 05/01/27	(Call 05/01/25)	1,000	1,167,300
5.00%, 11/01/31	(Call 05/01/27)	5,000	5,870,250
Series 1
5.00%, 05/01/19		2,000	2,082,800
5.00%, 05/01/19	(AMBAC)	1,685	1,754,759
5.00%, 11/01/20		3,000	3,264,090
5.00%, 05/01/21		1,965	2,162,600
5.00%, 05/01/21	(ETM)	5	5,487
5.00%, 11/01/23		5,000	5,776,150
5.00%, 11/01/24		1,000	1,172,650
Series 2
5.00%, 11/01/20		2,940	3,198,808
5.00%, 11/01/21		2,000	2,228,160
5.00%, 11/01/22	(Call 11/01/21)	2,070	2,296,810
5.00%, 11/01/22		1,000	1,135,790
5.00%, 05/01/25	(PR 05/01/22)	15	16,802
5.00%, 05/01/25	(Call 05/01/22)	1,025	1,142,896
5.00%, 11/01/25		1,250	1,482,000
5.00%, 11/01/26		2,000	2,394,140
Series 3
5.00%, 11/01/21		2,840	3,163,987
5.00%, 11/01/22		4,175	4,741,923
5.00%, 11/01/29	(Call 05/01/27)	1,000	1,183,800
5.00%, 11/01/30	(Call 05/01/27)	3,000	3,532,740
5.00%, 11/01/31	(Call 05/01/27)	2,000	2,348,100
5.00%, 11/01/32	(Call 05/01/27)	2,000	2,341,060
5.00%, 11/01/33	(Call 05/01/27)	1,000	1,166,140
Series 4
5.00%, 05/01/26	(Call 11/01/24)	3,510	4,078,199

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal or Shares (000s)	Value
Series B
5.00%, 05/01/22	(PR 05/01/21)	$1,500	$1,650,840
Series D
5.00%, 05/01/37	(Call 05/01/24)	5,000	5,630,650
State of Wisconsin RB
Series A
5.38%, 05/01/25	(PR 05/01/19) (SAP)	195	203,820
5.38%, 05/01/25	(Call 05/01/19) (SAP)	1,855	1,936,713
5.63%, 05/01/28	(PR 05/01/19) (SAP)	140	146,735
5.63%, 05/01/28	(Call 05/01/19) (SAP)	1,330	1,391,925
5.75%, 05/01/33	(PR 05/01/19) (SAP)	9,250	9,708,337
6.00%, 05/01/36	(PR 05/01/19) (SAP)	5,015	5,274,877
6.25%, 05/01/37	(PR 05/01/19) (SAP)	1,000	1,054,700
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/22		1,000	1,126,040
5.00%, 07/01/27		1,000	1,202,260
5.00%, 07/01/28	(Call 07/01/27)	2,000	2,391,680
Series A
5.00%, 07/01/20	(AGM)	2,000	2,153,960
Series I
5.00%, 07/01/19	(NPFGC-FGIC)	1,095	1,145,721
5.00%, 07/01/20		1,000	1,076,980
Wisconsin Health & Educational Facilities Authority RB
5.00%, 12/01/41	(Call 11/01/26)	3,075	3,424,320

			100,270,569

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $8,969,547,250)			8,993,967,018

SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Liquidity Funds: MuniCash
0.94%[c,d]		16,465	16,466,689

			16,466,689

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,463,338)			16,466,689

Value
TOTAL INVESTMENTS IN SECURITIES — 99.21%
(Cost: $8,986,010,588)	$9,010,433,707
Other Assets, Less Liabilities — 0.79%	71,570,069

NET ASSETS — 100.00%	$9,082,003,776

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

TA  —  Tax Allocation

Insured by:

AGC  —  Assured Guaranty Corp.

AGC-ICC  —  Assured Guaranty Corp. – Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

HERBIP  —  Higher Education Revenue Bond Intercept Program

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

[a]	Zero-coupon bond.
[b]	Variable rate security that is payable on demand on each reset date. Rate shown is the rate in effect as of period end.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.

94	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NATIONAL MUNI BOND ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 02/28/18 (000s)	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Liquidity Funds:
MuniCash	66,144	—	(49,679)[b]	16,465	$16,466,689	$615,938	$(24,658)	$(7,899)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal bonds & notes	$—	$8,993,967,018	$—	$8,993,967,018
Money market funds	16,466,689	—	—	16,466,689

Total	$16,466,689	$8,993,967,018	$—	$9,010,433,707

See notes to financial statements.

SCHEDULES OF INVESTMENTS	95

Schedule of Investments

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 99.54%

ALABAMA — 1.03%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18		$490	$498,658
5.00%, 09/01/19		500	525,205
5.00%, 09/01/20		500	539,410
Series A
5.00%, 09/01/18		400	407,312
Alabama Public School & College Authority RB
Series A
5.00%, 05/01/19		650	676,371
5.00%, 05/01/29	(PR 05/01/19)	1,000	1,040,920
Series B
5.00%, 01/01/20		1,500	1,592,445
5.00%, 01/01/21		1,500	1,634,895
5.00%, 01/01/22		400	445,908
Auburn University RB
Series A
5.00%, 06/01/41	(PR 06/01/21)	7,625	8,411,366

			15,772,490
ARIZONA — 1.88%
Arizona Department of Transportation State Highway Fund Revenue RB
Series A
5.00%, 07/01/20		890	958,512
5.00%, 07/01/22		1,450	1,630,829
Arizona School Facilities Board COP
Series A
5.00%, 09/01/19		2,125	2,232,121
5.00%, 09/01/20		500	540,300
5.00%, 09/01/21		1,000	1,104,770
Arizona Transportation Board RB
5.00%, 07/01/21		1,600	1,766,400
5.00%, 07/01/22		5,000	5,630,200
Series A
5.00%, 07/01/22	(PR 07/01/20)	1,000	1,078,170
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/18		1,400	1,416,954
5.00%, 07/01/19		1,425	1,489,268

Security		Principal (000s)	Value
Series B
5.00%, 07/01/20		$500	$538,490
Maricopa County Community College District GO
5.00%, 07/01/20		1,675	1,805,935
5.00%, 07/01/21		3,000	3,315,060
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23		2,200	2,499,134
Series A
5.00%, 01/01/22		1,500	1,671,555
Series B
5.00%, 12/01/19		1,200	1,271,496

			28,949,194
ARKANSAS — 0.13%
State of Arkansas GO
4.00%, 06/15/20		1,950	2,055,066

			2,055,066
CALIFORNIA — 18.79%
Acalanes Union High School District GO Series B
0.00%, 08/01/46	(PR 08/01/21)[a]	4,150	647,732
Bay Area Toll Authority RB
1.38%, 04/01/53	(Put 04/01/20)[b]	3,000	2,983,800
2.10%, 04/01/45	(Put 04/01/22)[b]	1,500	1,502,055
Series C
1.88%, 04/01/47	(Put 04/01/19)[b]	3,100	3,108,277
Series F-1
4.00%, 04/01/18		800	801,784
5.00%, 04/01/39	(PR 04/01/18)	2,925	2,934,184
5.13%, 04/01/39	(PR 04/01/19)	3,220	3,350,635
5.25%, 04/01/24	(PR 04/01/19)	1,000	1,041,900
5.63%, 04/01/44	(PR 04/01/19)	5,000	5,229,550
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21		750	836,722
5.00%, 10/01/22		700	797,391
California State Public Works Board RB
Series E
5.00%, 09/01/20		1,000	1,083,930

96	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series F
5.00%, 05/01/18		$1,225	$1,232,595
5.00%, 09/01/18		1,000	1,018,630
5.00%, 05/01/20		1,000	1,073,560
5.00%, 05/01/21		725	798,377
Series G
5.00%, 01/01/19		1,000	1,030,530
5.00%, 01/01/20		1,000	1,062,760
5.00%, 01/01/21		1,580	1,724,380
Series H
5.00%, 12/01/19		1,500	1,590,435
Series I-1
6.13%, 11/01/29	(PR 11/01/19)	1,500	1,615,350
6.38%, 11/01/34	(PR 11/01/19)	4,000	4,324,000
California State University RB
Series B-1
3.00%, 11/01/47	(Put 11/01/19)[b]	500	508,150
Series B-2
4.00%, 11/01/49	(Put 11/01/21)[b]	500	534,790
Chabot-Las Positas Community College District GO Series A
4.00%, 08/01/20		1,250	1,325,025
City of Long Beach CA Harbor Revenue RB Series C
5.00%, 11/15/18		1,850	1,898,747
City of Los Angeles CA GO
Series B
5.00%, 09/01/18		3,000	3,056,340
5.00%, 09/01/20		540	586,570
City of Los Angeles CA Wastewater System Revenue RB Series A
5.00%, 06/01/19		710	742,021
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/22		1,455	1,663,050
Eastern Municipal Water District COP Series H
5.00%, 07/01/35	(PR 07/01/18)	5,000	5,062,900

Security		Principal (000s)	Value
El Camino Community College District GO
Series C
0.00%, 08/01/20[a]		$775	$743,613
Foothill-De Anza Community College District GO Series C
5.00%, 08/01/40	(PR 08/01/21)	2,110	2,344,421
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/19		500	525,610
5.00%, 08/01/20		775	840,022
6.00%, 08/01/33	(PR 08/01/19)	645	686,480
Series E-1
5.00%, 08/01/33	(PR 08/01/18)	2,000	2,031,500
Series F-1
5.00%, 08/01/33	(PR 08/01/18)	1,360	1,381,420
Los Angeles County Metropolitan Transportation Authority RB Series A
5.00%, 07/01/21		3,000	3,330,510
Los Angeles Department of Water & Power System Revenue RB
Series A
4.00%, 07/01/21		1,275	1,375,993
5.00%, 07/01/18		2,965	3,002,092
5.00%, 07/01/19		2,110	2,210,900
5.00%, 07/01/20		300	324,672
5.00%, 07/01/21		1,000	1,111,550
Series B
5.00%, 12/01/18	(Call 11/01/18)	3,350	3,432,745
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/19		1,000	1,047,540
5.00%, 07/01/21		3,000	3,326,370
5.00%, 07/01/22		2,000	2,266,320
Series A-1
5.50%, 07/01/18	(FGIC)	1,190	1,207,005
Series A-2
5.00%, 07/01/21		1,000	1,108,790
Series B
5.00%, 07/01/18		4,000	4,050,600
5.00%, 07/01/21		500	554,395

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series B-1
5.00%, 07/01/23		$500	$577,160
Series C
5.00%, 07/01/19		1,300	1,361,802
5.00%, 07/01/20		2,235	2,414,515
Metropolitan Water District of Southern California RB
Series B
5.00%, 08/01/20	(Call 07/01/20)	2,000	2,163,040
5.00%, 08/01/22	(Call 07/01/22)	1,000	1,134,500
Series C
5.00%, 07/01/18		400	404,992
5.00%, 07/01/19		205	214,830
New Haven Unified School District GO
5.00%, 08/01/18	(ETM)	80	81,260
5.00%, 08/01/18		120	121,880
San Bernardino Community College District GO Series A
6.25%, 08/01/33	(PR 08/01/18)	500	510,240
San Diego County Water Authority Financing Corp. COP Series 2008
5.00%, 05/01/38	(PR 05/01/18) (AGM)	5,000	5,031,650
San Diego Public Facilities Financing Authority Sewer Revenue RB
Series A
5.00%, 05/15/21		1,000	1,106,050
5.25%, 05/15/34	(PR 05/15/19)	6,500	6,802,120
5.25%, 05/15/39	(PR 05/15/19)	3,500	3,662,680
San Diego Unified School District/CA GO Series A
0.00%, 07/01/22	(NPFGC)[a]	1,000	907,260
San Francisco City & County Airport Commission San Francisco International Airport RB Second Series A
5.00%, 05/01/21		1,000	1,099,260

Security		Principal (000s)	Value
Southern California Public Power Authority RB Series 1
2.00%, 07/01/36	(Put 07/01/20)[b]	$1,000	$1,009,580
State of California Department of Water Resources Power Supply Revenue RB
Series F-3
5.00%, 05/01/20	(PR 05/01/18)	600	603,798
Series H
5.00%, 05/01/22	(PR 05/01/18) (AGM)	1,290	1,298,166
Series K
5.00%, 05/01/18		3,000	3,018,750
Series L
5.00%, 05/01/18		1,700	1,710,625
5.00%, 05/01/19		8,110	8,454,432
5.00%, 05/01/20		3,660	3,937,355
5.00%, 05/01/22	(Call 05/01/20)	1,000	1,074,000
Series M
4.00%, 05/01/19		300	309,288
5.00%, 05/01/19		350	364,865
Series N
5.00%, 05/01/19		200	208,494
5.00%, 05/01/20		3,130	3,367,191
Series O
5.00%, 05/01/21		6,045	6,678,456
5.00%, 05/01/22		6,725	7,607,522
State of California Department of Water Resources RB
5.00%, 12/01/27	(PR 06/01/18)	1,550	1,564,663
Series AX
5.00%, 12/01/21		875	981,067
5.00%, 12/01/22		400	458,176
State of California GO
3.00%, 12/01/32	(Put 12/01/19)[b]	1,250	1,273,687
4.00%, 11/01/19		5,000	5,208,800
4.00%, 12/01/30	(Put 12/01/21)[b]	300	320,916
5.00%, 03/01/18		2,000	2,000,000
5.00%, 04/01/18		2,000	2,006,140
5.00%, 09/01/18		1,000	1,018,730
5.00%, 10/01/18		325	332,082
5.00%, 11/01/18		1,000	1,024,830

98	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 12/01/18		$1,000	$1,027,860
5.00%, 02/01/19		3,885	4,014,409
5.00%, 04/01/19		4,000	4,155,160
5.00%, 08/01/19	(Call 04/02/18)	5	5,014
5.00%, 08/01/19		2,720	2,856,190
5.00%, 10/01/19		425	448,554
5.00%, 11/01/19		750	793,598
5.00%, 02/01/20		4,100	4,371,297
5.00%, 03/01/20		1,000	1,068,820
5.00%, 08/01/20		4,900	5,302,584
5.00%, 09/01/20		1,500	1,627,050
5.00%, 10/01/20		500	543,596
5.00%, 11/01/20		885	964,358
5.00%, 02/01/21		1,000	1,094,910
5.00%, 03/01/21	(Call 03/01/20)	1,300	1,389,466
5.00%, 08/01/21		5,000	5,546,700
5.00%, 09/01/21		8,395	9,331,714
5.00%, 04/01/22		1,000	1,124,080
5.00%, 05/01/22		2,500	2,816,275
5.00%, 08/01/22		4,110	4,654,369
5.00%, 09/01/22		4,350	4,934,640
5.00%, 11/01/22		2,000	2,276,380
5.25%, 02/01/23		1,715	1,978,064
5.50%, 04/01/18		8,415	8,444,200
5.50%, 04/01/19		4,490	4,688,189
Series A
5.00%, 07/01/18	(ETM)	1,015	1,027,769
5.00%, 07/01/19	(ETM)	6,780	7,102,321
5.00%, 07/01/20	(PR 07/01/19)	11,355	11,894,817
5.25%, 07/01/21	(PR 07/01/19)	5,275	5,543,128
Series B
5.00%, 09/01/18		1,000	1,018,730
5.00%, 09/01/19		2,000	2,105,400
5.00%, 09/01/20		1,830	1,985,001
University of California RB
Series AF
5.00%, 05/15/18		750	755,723
5.00%, 05/15/20		1,000	1,077,800
Series AT
1.40%, 05/15/46	(Call 11/15/20)[b]	500	491,650
Series E
5.00%, 05/15/21	(Call 05/15/20)	1,635	1,758,868
Series I
5.00%, 05/15/18		3,000	3,022,830

			288,735,084

Security		Principal (000s)	Value
COLORADO — 0.41%
Board of Governors of Colorado State University System RB Series E
5.00%, 03/01/38	(PR 03/01/23) (HERBIP)	$2,000	$2,277,860
Denver City & County School District No. 1 GO Series B
5.00%, 12/01/26	(PR 12/01/22) (SAW)	910	1,033,906
E-470 Public Highway Authority RB Series B
0.00%, 09/01/18	(NPFGC)[a]	3,000	2,974,860

			6,286,626
CONNECTICUT — 2.49%
Connecticut State Health & Educational Facilities Authority RB
Series A
1.30%, 07/01/48	(Put 02/03/20)[b]	2,000	1,986,440
1.38%, 07/01/35	(Put 07/11/18)[b]	1,250	1,250,638
Series A-1
1.00%, 07/01/42	(Put 07/01/19)[b]	850	844,866
5.00%, 07/01/42	(Put 07/01/22)[b]	1,700	1,912,772
Series A-4
1.20%, 07/01/49	(Put 02/01/19)[b]	1,000	998,280
Series B
5.00%, 07/01/29	(Put 07/01/20)[b]	2,000	2,152,520
Series C-2
5.00%, 07/01/57	(Put 02/01/23)[b]	3,500	3,974,985
Series U
1.00%, 07/01/33	(Put 02/06/19)[b]	1,500	1,494,630
Series X-2
1.80%, 07/01/37	(Put 02/09/21)[b]	2,000	1,994,880
State of Connecticut GO
5.00%, 08/01/19		1,000	1,045,320
Series A
5.00%, 10/15/18		2,500	2,554,025
5.00%, 10/15/21		500	546,980
5.00%, 04/15/22		545	598,901
Series B
5.00%, 05/15/20		500	531,930
5.00%, 05/15/21		500	542,405

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 04/15/23	(Call 04/15/22)	$1,000	$1,092,740
5.25%, 06/01/19	(AMBAC)	500	521,675
Series C
5.00%, 06/01/18		1,250	1,261,162
Series D
5.00%, 11/01/18		2,000	2,046,160
Series E
4.00%, 10/15/19		1,000	1,035,430
5.00%, 10/15/21		500	546,980
Series F
5.00%, 11/15/20		1,000	1,076,600
Series G
5.00%, 11/01/20		1,500	1,613,295
5.00%, 11/01/21		1,000	1,094,690
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 08/01/20		2,500	2,670,950
5.00%, 09/01/21		1,000	1,092,340
5.00%, 08/01/22		1,550	1,718,485

			38,200,079
DISTRICT OF COLUMBIA — 0.63%
District of Columbia GO
Series A
5.00%, 06/01/20		2,135	2,294,058
5.00%, 06/01/22		2,000	2,250,040
Series B
5.25%, 06/01/18	(AMBAC)	2,950	2,978,143
District of Columbia Water & Sewer Authority RB Series A
5.00%, 10/01/34	(PR 10/01/18) (AGC)	2,100	2,144,520

			9,666,761
FLORIDA — 2.64%
Central Florida Expressway Authority RB
1.63%, 01/01/19	(Call 04/02/18)	1,000	1,000,030
County of Miami-Dade FL Aviation Revenue RB Series B
5.50%, 10/01/36	(PR 10/01/19)	8,000	8,495,280

Security		Principal (000s)	Value
County of Miami-Dade FL GO Series B-1
5.75%, 07/01/33	(PR 07/01/18)	$2,400	$2,435,304
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22		2,000	2,254,800
Florida Municipal Power Agency RB
Series A
5.00%, 10/01/21		1,900	2,099,443
5.25%, 10/01/19		235	248,444
6.25%, 10/01/31	(PR 10/01/19)	4,350	4,670,073
Florida’s Turnpike Enterprise RB Series B
5.00%, 07/01/18		3,000	3,036,630
Orlando Utilities Commission RB Series A
5.00%, 10/01/18		3,000	3,063,780
State of Florida GO
Series A
5.00%, 06/01/18		1,000	1,009,200
5.00%, 06/01/19		2,300	2,399,337
5.00%, 06/01/20		2,000	2,151,300
Series C
5.00%, 06/01/19		1,555	1,622,161
Series D
5.00%, 06/01/22		1,000	1,127,200
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/18		530	536,487
5.00%, 07/01/19		2,500	2,615,475
5.00%, 07/01/20		1,000	1,078,170
Series C
5.00%, 07/01/18		570	576,977
Tampa Bay Water RB Series B
5.00%, 10/01/19	(ETM)	150	157,935

			40,578,026
GEORGIA — 3.97%
City of Atlanta Department of Aviation RB
Series A
5.00%, 01/01/19		2,225	2,290,504
5.00%, 01/01/21		1,000	1,088,480

100	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series B
5.00%, 01/01/21	(Call 01/01/20)	$1,000	$1,060,140
City of Atlanta GA Water & Wastewater Revenue RB
Series A
6.00%, 11/01/27	(PR 11/01/19)	3,515	3,769,064
6.00%, 11/01/28	(PR 11/01/19)	3,000	3,216,840
6.25%, 11/01/34	(PR 11/01/19)	3,000	3,229,110
6.25%, 11/01/39	(PR 11/01/19)	4,610	4,962,066
Georgia State Road & Tollway Authority RB
Series A
5.00%, 03/01/20	(GTD)	1,000	1,067,590
5.00%, 03/01/21	(GTD)	410	449,372
Series B
5.00%, 06/01/18		900	908,235
5.00%, 06/01/20		900	964,359
5.00%, 06/01/21		500	547,910
Gwinnett County School District GO
5.00%, 08/01/20	(SAW)	2,110	2,280,214
5.00%, 08/01/21	(SAW)	2,000	2,215,860
5.00%, 02/01/22		800	895,032
5.00%, 08/01/22	(SAW)	1,250	1,413,862
Municipal Electric Authority of Georgia RB
Series A
5.00%, 01/01/21		1,000	1,079,550
Series B
5.00%, 01/01/20		2,860	3,019,216
Series D
5.75%, 01/01/19	(PR 07/01/18)	740	750,508
5.75%, 01/01/19	(Call 07/01/18)	1,120	1,135,042
State of Georgia GO
Series A-1
5.00%, 02/01/19		2,610	2,695,477
5.00%, 02/01/23		710	809,201
Series B
5.00%, 07/01/21	(PR 07/01/18)	750	759,180
Series C
4.00%, 09/01/22		200	217,842
4.00%, 10/01/22		1,000	1,090,320
5.00%, 07/01/19		1,500	1,570,095
5.00%, 10/01/20		2,425	2,633,235
5.00%, 07/01/21		2,000	2,210,720

Security		Principal (000s)	Value
Series E-2
4.00%, 09/01/19		$3,100	$3,215,723
Series I
5.00%, 07/01/18		2,375	2,404,474
5.00%, 07/01/19		2,600	2,721,498
5.00%, 07/01/20		4,000	4,313,640

			60,984,359
HAWAII — 0.71%
City & County Honolulu HI Wastewater System Revenue RB Series A
5.25%, 07/01/36	(PR 07/01/21)	1,000	1,113,420
City & County of Honolulu HI GO Series B
5.25%, 07/01/19	(AGM)	1,135	1,191,149
State of Hawaii GO
Series DY
5.00%, 02/01/19		1,020	1,053,119
Series DZ
5.00%, 12/01/19	(ETM)	590	622,946
Series DZ-2017
5.00%, 12/01/19	(ETM)	20	21,152
5.00%, 12/01/19		530	561,387
Series EA
5.00%, 12/01/18		2,000	2,054,200
Series EF
5.00%, 11/01/18		600	614,496
Series EH
5.00%, 08/01/21	(ETM)	675	746,435
Series EH-2017
5.00%, 08/01/21	(ETM)	10	11,058
5.00%, 08/01/21		315	348,116
Series EP
5.00%, 08/01/22		2,235	2,518,890

			10,856,368
ILLINOIS — 3.37%
Chicago O’Hare International Airport RB
Series 2015-B
5.00%, 01/01/20		4,500	4,769,775
5.00%, 01/01/21		500	542,075
Series B
5.00%, 01/01/19		500	514,550

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 01/01/20		$300	$317,985
6.00%, 01/01/41	(PR 01/01/21)	2,000	2,237,220
Illinois State Toll Highway Authority RB
Series A
5.00%, 12/01/19		1,000	1,057,440
5.00%, 12/01/22		1,000	1,126,970
Series D
5.00%, 01/01/21		600	651,180
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18[a]		15	14,885
0.00%, 06/15/18	(NPFGC-FGIC)[a]	485	483,026
State of Illinois GO
4.00%, 07/01/18		620	623,428
5.00%, 08/01/18		1,690	1,708,573
5.00%, 01/01/19		500	509,945
5.00%, 01/01/19	(AGM)	600	614,988
5.00%, 02/01/19		1,000	1,021,790
5.00%, 01/01/20	(AGM)	400	420,712
5.00%, 02/01/20		1,500	1,551,675
5.00%, 08/01/20		1,500	1,556,535
5.00%, 02/01/21		1,500	1,562,190
5.00%, 07/01/21		425	444,584
5.00%, 02/01/22		1,675	1,754,864
Series A
5.00%, 11/01/18		6,000	6,102,720
5.00%, 12/01/19		5,000	5,194,750
5.00%, 12/01/20		1,000	1,041,580
5.00%, 12/01/22		1,500	1,579,425
Series D
5.00%, 11/01/20		3,900	4,058,457
5.00%, 11/01/21		3,900	4,092,504
5.00%, 11/01/22		4,000	4,210,160
State of Illinois RB
5.00%, 06/15/18		2,025	2,044,278

			51,808,264
INDIANA — 0.07%
Indiana University RB
5.00%, 06/01/38	(PR 06/01/18)	1,000	1,009,200

			1,009,200

Security		Principal (000s)	Value
IOWA — 0.14%
Iowa Finance Authority RB
5.00%, 08/01/20		$560	$604,621
State of Iowa RB Series A
5.00%, 06/01/28	(PR 06/01/19)	1,520	1,585,451

			2,190,072
KANSAS — 0.64%
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/22		2,770	3,129,518
5.50%, 03/01/19	(AGM)	3,205	3,335,668
Series B
5.00%, 09/01/19		225	236,788
5.00%, 09/01/20		1,000	1,081,370
5.00%, 09/01/21		1,000	1,107,630
Series C
5.00%, 09/01/20		920	994,860

			9,885,834
KENTUCKY — 0.05%
Kentucky Asset Liability Commission RB First Series
5.25%, 09/01/19	(NPFGC)	700	737,114

			737,114
LOUISIANA — 0.22%
East Baton Rouge Sewerage Commission RB Series A
5.25%, 02/01/34	(PR 02/01/19)	400	414,004
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/18		400	403,660
5.00%, 06/01/20		325	347,945
State of Louisiana GO
Series A
5.00%, 11/15/19		1,100	1,164,273
5.00%, 11/15/20	(Call 05/15/20)	1,000	1,073,730

			3,403,612

102	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
MARYLAND — 4.76%
County of Montgomery MD GO
Series A
5.00%, 07/01/23	(PR 07/01/19)	$1,000	$1,046,190
Series C
5.00%, 10/01/22		5,170	5,864,952
Maryland State Transportation Authority RB
5.25%, 03/01/18		1,380	1,380,000
5.25%, 03/01/19		2,020	2,096,336
State of Maryland Department of Transportation RB
4.00%, 09/01/21		4,000	4,295,560
5.00%, 05/01/18		2,000	2,012,140
5.00%, 05/01/19		750	780,870
5.00%, 09/01/22		2,000	2,262,340
State of Maryland GO
5.00%, 03/01/20		3,110	3,318,308
First Series
5.00%, 06/01/20		700	752,472
5.00%, 06/01/21		4,000	4,409,840
5.00%, 06/01/22		925	1,041,041
First Series A
5.00%, 03/01/18		1,000	1,000,000
Second Series
5.00%, 07/15/18		1,000	1,013,720
5.00%, 07/15/22	(PR 07/15/18)	1,280	1,297,523
5.00%, 07/15/23	(PR 07/15/18)	2,850	2,889,017
Second Series E
4.50%, 08/01/20		1,835	1,960,037
Series A
5.00%, 03/01/19		1,610	1,667,364
5.00%, 03/01/20		1,000	1,066,980
5.00%, 03/01/21		2,000	2,190,220
5.00%, 03/01/22		300	335,757
5.00%, 03/15/22		2,500	2,800,750
5.00%, 08/01/23	(PR 08/01/21)	1,630	1,805,355
5.00%, 03/01/24	(PR 03/01/22)	4,000	4,481,680
Series B
4.50%, 08/01/21		1,000	1,090,390
5.00%, 03/15/19		1,150	1,192,550
5.00%, 08/01/19		2,900	3,043,521
5.00%, 08/01/20	(PR 08/01/19)	1,175	1,232,481

Security		Principal (000s)	Value
5.00%, 08/01/20		$4,000	$4,319,720
5.00%, 08/01/21	(PR 08/01/19)	1,700	1,783,164
5.00%, 08/01/23	(PR 08/01/19)	2,285	2,396,782
Series C
5.00%, 08/01/19		2,400	2,518,776
5.00%, 08/01/21		3,450	3,818,736

			73,164,572
MASSACHUSETTS — 6.85%
Commonwealth of Massachusetts GOL
Series A
5.00%, 04/01/18		2,315	2,322,061
5.00%, 04/01/19		1,000	1,038,570
5.00%, 04/01/25	(PR 04/01/21)	1,500	1,646,985
5.00%, 08/01/27	(PR 08/01/18)	2,000	2,030,240
5.00%, 04/01/28	(PR 04/01/21)	3,000	3,293,970
5.00%, 04/01/29	(PR 04/01/21)	5,000	5,489,950
5.25%, 08/01/19		490	515,887
5.25%, 08/01/20	(AGM)	1,700	1,845,911
5.25%, 08/01/21		1,000	1,114,780
Series B
5.00%, 08/01/18		1,000	1,015,420
5.00%, 08/01/19		1,650	1,731,428
5.00%, 08/01/21		1,000	1,106,530
5.00%, 08/01/22		700	789,866
5.00%, 06/01/25	(PR 06/01/20)	500	537,825
5.25%, 08/01/20		2,950	3,203,198
5.25%, 08/01/21	(AGM)	1,000	1,114,780
5.25%, 09/01/21		255	284,873
5.25%, 08/01/22		110	125,279
Series C
5.00%, 08/01/19		2,000	2,098,700
5.00%, 04/01/20		2,000	2,139,420
5.00%, 08/01/20		500	539,965
5.00%, 10/01/21		2,000	2,221,680
Series D
1.05%, 08/01/43	(Put 07/01/20)[b]	1,300	1,277,471
5.00%, 10/01/26	(PR 10/01/21)	3,415	3,792,255
5.00%, 08/01/33	(PR 08/01/21)	100	110,758
Series D-2-R
1.70%, 08/01/43	(Put 08/01/22)[b]	1,500	1,469,220
Series E
5.00%, 09/01/28	(PR 09/01/22)	2,845	3,223,442

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series F
5.00%, 11/01/25	(PR 11/01/22)	$11,215	$12,748,651
5.00%, 11/01/26	(PR 11/01/22)	5,670	6,445,372
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/20		1,000	1,077,210
5.25%, 07/01/21		500	556,365
Series B
5.25%, 07/01/20		1,500	1,622,565
Series C
5.00%, 07/01/31	(PR 07/01/18)	4,190	4,241,286
5.00%, 07/01/34	(PR 07/01/18)	1,000	1,012,240
5.25%, 07/01/19		2,700	2,833,569
5.50%, 07/01/18		1,700	1,723,256
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22		2,000	2,262,180
5.25%, 08/01/20		475	516,121
Series 2014
5.00%, 08/01/21		1,000	1,107,930
Series A
5.25%, 08/01/19		1,100	1,158,278
Massachusetts Development Finance Agency RB
Series A
5.00%, 07/15/21		1,000	1,106,910
Series B-1
5.00%, 10/15/20		1,510	1,641,159
Massachusetts School Building Authority RB
Series A
5.00%, 08/15/21		2,685	2,971,355
Series B
5.00%, 08/15/18		1,500	1,525,230
5.00%, 08/15/19		2,050	2,153,935
5.00%, 08/15/20		1,020	1,102,314
Massachusetts Water Resources Authority RB
Series A
5.00%, 08/01/40	(PR 08/01/20)	3,000	3,239,040
Series B
5.00%, 08/01/19		2,235	2,345,297
5.00%, 08/01/39	(PR 08/01/19)	250	262,230

Security		Principal (000s)	Value
Series J
5.50%, 08/01/20	(AGM)	$1,000	$1,092,470
5.50%, 08/01/21	(AGM)	4,000	4,497,760

			105,323,187
MICHIGAN — 1.52%
Michigan Finance Authority RB
5.00%, 07/01/18	(NPFGC)	500	505,650
5.00%, 01/01/20	(Call 07/01/19)	1,075	1,123,773
5.00%, 07/01/20	(Call 07/01/19)	1,000	1,044,830
5.00%, 01/01/21	(Call 07/01/19)	1,000	1,044,160
Series A
5.00%, 07/01/18		1,000	1,012,180
5.00%, 07/01/19		6,500	6,801,990
Michigan State Building Authority RB
Series I
5.00%, 04/15/18		1,000	1,004,360
5.00%, 04/15/19		1,600	1,662,272
5.00%, 04/15/20		1,000	1,070,340
5.00%, 04/15/21		300	328,605
State of Michigan GO
Series A
5.00%, 12/01/21		350	389,995
5.00%, 12/01/22		1,000	1,135,190
State of Michigan RB
5.00%, 03/15/20		1,055	1,124,155
5.00%, 03/15/21		100	109,134
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/18		3,000	3,075,420
5.00%, 11/01/20	(Call 11/01/19)	1,000	1,055,920
Series A
5.50%, 11/01/18		770	790,828

			23,278,802
MINNESOTA — 1.33%
Minnesota Public Facilities Authority RB
Series A
5.00%, 03/01/20		3,185	3,400,274
Series B
5.00%, 03/01/18		710	710,000

104	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2018

Security	Principal (000s)	Value
State of Minnesota GO
Series D
5.00%, 08/01/18	$1,780	$1,807,519
5.00%, 08/01/19	1,500	1,574,025
5.00%, 08/01/22	2,000	2,256,760
Series F
5.00%, 10/01/18	1,000	1,021,560
5.00%, 10/01/19	4,500	4,745,790
5.00%, 10/01/20	995	1,079,644
5.00%, 10/01/21	2,095	2,327,210
University of Minnesota RB Series A
5.00%, 12/01/18	(ETM)	1,500	1,540,425

20,463,207
MISSISSIPPI — 0.17%
State of Mississippi GO
Series C
5.00%, 10/01/18	580	592,197
5.00%, 10/01/19	1,000	1,054,130
Series D
5.38%, 07/01/18	1,000	1,013,310

2,659,637
MISSOURI — 0.55%
Missouri Highway & Transportation Commission RB
5.00%, 02/01/19	2,970	3,067,000
Series A
5.00%, 05/01/22	675	758,659
Series B
5.00%, 05/01/19	1,200	1,248,828
5.00%, 05/01/20	1,325	1,420,705
5.00%, 05/01/22	1,500	1,685,910
University of Missouri RB Series A
5.00%, 11/01/19	240	253,462

8,434,564
NEBRASKA — 0.11%
City of Lincoln NE Electric System Revenue RB Series A
5.00%, 09/01/20	1,015	1,097,073

Security		Principal (000s)	Value
Omaha Public Power District RB Series B
5.00%, 02/01/20		$500	$532,495

			1,629,568
NEVADA — 0.97%
Clark County School District GOL
Series A
5.00%, 06/15/22		1,500	1,674,105
Series B
5.00%, 06/15/19		1,865	1,943,405
5.00%, 06/15/20		2,000	2,144,520
Series C
5.00%, 06/15/22		500	558,035
County of Clark Department of Aviation RB Series B
5.00%, 07/01/18		2,850	2,883,829
County of Clark NV GOL
5.00%, 06/01/33	(PR 06/01/18)	1,000	1,009,200
5.00%, 06/01/38	(PR 06/01/18)	2,245	2,265,654
Series A
5.00%, 11/01/20		770	836,728
State of Nevada GOL Series C
5.00%, 06/01/18		1,545	1,559,183

			14,874,659
NEW JERSEY — 4.96%
New Jersey Economic Development Authority RB
5.00%, 06/15/18		250	252,308
5.00%, 09/01/18	(ETM)	1,630	1,659,633
5.00%, 09/01/18		590	598,950
5.00%, 09/01/20	(ETM)	730	790,145
5.00%, 09/01/20		270	286,243
Series A
4.00%, 07/01/22		1,875	1,944,375
Series B
5.00%, 11/01/19	(SAP)	1,000	1,045,300
5.00%, 11/01/20	(SAP)	1,000	1,063,740
5.00%, 11/01/21		1,700	1,834,844
Series BBB
5.00%, 06/15/22		1,000	1,084,020

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series DDD
5.00%, 06/15/19		$100	$103,593
Series GG
5.00%, 09/01/21	(Call 03/01/21) (SAP)	1,065	1,135,386
5.00%, 09/01/22	(Call 03/01/21)	510	541,436
Series II
5.00%, 03/01/22		325	350,841
Series K
5.25%, 12/15/20	(AMBAC)	1,030	1,107,178
Series NN
5.00%, 03/01/19	(ETM) (SAP)	6,500	6,727,630
5.00%, 03/01/21	(SAP)	1,305	1,390,856
5.00%, 03/01/22		355	383,226
Series PP
5.00%, 06/15/19		2,500	2,589,825
Series XX
5.00%, 06/15/19		750	776,947
5.00%, 06/15/20		250	263,965
5.00%, 06/15/21		2,590	2,775,185
New Jersey Sports & Exposition Authority RB Series B
5.00%, 09/01/18	(SAP)	1,000	1,015,070
New Jersey State Turnpike Authority RB
Series A
5.00%, 01/01/38	(PR 07/01/22)	8,765	9,897,000
Series B
5.00%, 01/01/19		2,220	2,284,225
New Jersey Transit Corp. RB Series A
5.00%, 09/15/18		500	507,845
New Jersey Transportation Trust Fund Authority RB
5.25%, 12/15/19		1,545	1,626,483
5.25%, 12/15/21	(NPFGC)	495	543,302
Series A
5.00%, 06/15/18		750	756,592
5.00%, 06/15/20		4,260	4,497,964
5.25%, 12/15/19		1,000	1,052,740

Security		Principal (000s)	Value
5.25%, 12/15/22		$310	$341,887
5.50%, 12/15/21		2,720	2,990,178
5.50%, 12/15/22		5,205	5,798,058
Series A-1
5.00%, 06/15/19		1,200	1,243,116
5.00%, 06/15/20		850	897,676
5.00%, 06/15/21		200	214,626
Series A-2
5.00%, 06/15/21	(Call 06/15/18)	860	867,886
5.00%, 06/15/22	(Call 06/15/18)	1,000	1,008,710
Series AA
5.00%, 06/15/22		110	119,381
Series B
5.00%, 06/15/20		2,100	2,217,789
5.00%, 06/15/21		3,715	3,989,093
Series D
5.00%, 12/15/18		665	680,727
New Jersey Turnpike Authority RB
Series B
5.00%, 01/01/20		1,150	1,219,586
Series H
5.00%, 01/01/21	(PR 01/01/19)	675	695,013
State of New Jersey GO
5.00%, 06/01/21		1,760	1,921,093
Series H
5.25%, 07/01/19		405	424,047
Series Q
5.00%, 08/15/19		305	319,515
5.00%, 08/15/20		410	440,520

			76,275,748
NEW MEXICO — 0.73%
New Mexico Finance Authority RB
4.00%, 06/15/22		2,000	2,170,340
5.00%, 06/15/18		3,050	3,082,666
State of New Mexico GO
Series B
5.00%, 03/01/21		1,500	1,641,285
5.00%, 03/01/22		500	558,780
State of New Mexico Severance Tax Permanent Fund RB
Series B
4.00%, 07/01/20		1,750	1,844,850

106	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
4.00%, 07/01/21		$1,000	$1,071,800
4.00%, 07/01/22		845	915,481

			11,285,202
NEW YORK — 16.12%
City of New York NY GO
Series 1
5.00%, 08/01/20		1,000	1,079,930
Series A
4.00%, 08/01/18		3,000	3,034,290
5.00%, 08/01/18		3,600	3,655,944
5.00%, 08/01/19		6,100	6,398,412
5.00%, 08/01/20		1,000	1,079,930
5.00%, 08/01/21		2,025	2,238,597
5.00%, 08/01/22		1,000	1,126,120
Series B
5.00%, 08/01/18		4,165	4,229,724
5.00%, 08/01/19		1,000	1,048,920
5.00%, 08/01/20		520	561,564
5.00%, 08/01/21		4,120	4,554,578
Series C
5.00%, 08/01/20		6,780	7,321,925
Series D
5.00%, 08/01/20		1,000	1,079,930
Series E
5.00%, 08/01/18		2,450	2,488,073
5.00%, 08/01/21		1,205	1,332,103
Series F
5.00%, 08/01/18		1,080	1,096,783
5.00%, 08/01/22	(Call 02/01/22)	1,000	1,114,780
Series G
5.00%, 08/01/18		1,390	1,411,601
5.00%, 08/01/19		500	524,460
Series G-1
5.00%, 04/01/22		2,000	2,236,460
Series I
5.00%, 08/01/18		1,400	1,421,756
5.00%, 08/01/22		2,025	2,280,393
Series J
5.00%, 08/01/19		1,200	1,258,704
5.00%, 08/01/21		425	469,829
5.00%, 08/01/22		1,105	1,244,363
County of Nassau NY GOL
Series A
5.00%, 01/01/21		500	541,640

Security		Principal (000s)	Value
Series C
5.00%, 10/01/21		$400	$440,968
Hudson Yards Infrastructure Corp. RB Series A
5.00%, 02/15/22		1,000	1,118,720
Long Island Power Authority RB
Series A
0.00%, 06/01/21[a]		1,000	932,310
6.00%, 05/01/33	(PR 05/01/19)	2,000	2,101,500
Series B
5.25%, 04/01/19	(ETM)	250	259,959
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Put 11/15/20)[b]	500	524,675
Series A
5.75%, 07/01/18	(AGM-CR)	30	30,435
Series A-1
5.00%, 11/15/45	(Put 11/15/20)[b]	2,000	2,159,240
Series B
5.00%, 11/15/22		900	1,018,854
5.00%, 11/15/34	(PR 11/15/19)	2,000	2,116,520
Series B-4
5.00%, 11/15/30	(Put 11/15/19)[b]	1,000	1,055,820
Series C
5.00%, 11/15/19		1,000	1,058,600
Series C-2B
5.00%, 11/15/34	(Put 02/15/20)[b]	500	529,770
Series D
5.00%, 11/15/18		605	620,470
5.00%, 11/15/19		2,035	2,154,251
5.00%, 11/15/20		1,860	2,020,387
5.00%, 11/15/21		1,000	1,111,070
Series F
5.00%, 11/15/18		325	333,310
5.00%, 11/15/19		1,700	1,799,620
New York City Transitional Finance Authority Building Aid Revenue RB Series S-1
5.00%, 07/15/20	(SAW)	500	539,240

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
New York City Transitional Finance Authority Future Tax Secured Revenue RB
4.00%, 05/01/18		$3,000	$3,013,770
5.00%, 11/01/22		1,500	1,699,395
Series A-1
5.00%, 11/01/19		500	528,640
5.00%, 08/01/22		5,000	5,637,350
Series B
4.50%, 11/01/19		580	608,478
Series C
5.00%, 11/01/19		1,500	1,585,920
5.00%, 11/01/20		2,000	2,174,420
5.00%, 11/01/21		1,000	1,112,190
Series E
5.00%, 11/01/18		4,915	5,036,745
Series F-1
5.00%, 05/01/22		305	342,152
New York City Water & Sewer System RB
Series DD
5.00%, 06/15/22		135	152,442
Series GG
5.00%, 06/15/20		500	539,055
New York City Water & Sewer System RB BAB Series EE
5.00%, 06/15/18	(ETM)	1,000	1,010,680
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/18		435	436,322
5.00%, 04/01/20	(Call 04/02/18)	505	506,550
Series A-5/6
5.50%, 04/01/19		500	522,180
New York Municipal Bond Bank Agency RB
5.00%, 12/01/21		775	863,862
New York State Dormitory Authority RB
5.00%, 03/15/18		4,345	4,350,996
5.50%, 05/15/21	(AMBAC)	200	223,720
Series 2014
5.00%, 02/15/20		2,000	2,132,600

Security		Principal (000s)	Value
Series 2015-B
5.00%, 03/15/19		$2,000	$2,074,000
Series A
4.00%, 05/15/18		1,000	1,005,310
5.00%, 02/15/19		1,000	1,034,140
5.00%, 03/15/19		1,250	1,296,250
5.00%, 12/15/19		200	212,286
5.00%, 02/15/20		1,000	1,066,300
5.00%, 03/15/20		2,340	2,502,162
5.00%, 12/15/20		850	927,206
5.00%, 02/15/21		4,000	4,373,680
5.00%, 03/15/21		2,100	2,302,902
5.00%, 12/15/21		700	781,067
5.00%, 02/15/22		4,000	4,466,760
5.00%, 03/15/22		2,125	2,380,637
Series B
5.00%, 03/15/20		800	854,608
5.00%, 02/15/23		2,000	2,271,460
Series C
5.00%, 03/15/18		1,050	1,051,449
5.00%, 03/15/19	(PR 03/15/18)	4,235	4,240,887
5.00%, 03/15/20	(PR 03/15/18)	10,000	10,013,900
Series D
5.00%, 06/15/18	(ETM)	340	343,631
5.00%, 06/15/18		290	293,115
5.00%, 02/15/20		2,000	2,132,600
5.00%, 02/15/22		950	1,060,856
Series E
5.00%, 02/15/19	(ETM)	2,280	2,358,067
5.00%, 03/15/20		1,100	1,175,086
5.00%, 03/15/21		200	219,136
5.00%, 03/15/22		405	453,053
New York State Environmental Facilities Corp. RB
Series A
5.00%, 06/15/19		2,000	2,091,420
5.00%, 06/15/21		1,800	1,990,242
New York State Thruway Authority Highway & Bridge Trust Fund RB Series B
5.00%, 04/01/18		1,710	1,715,130

108	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
New York State Thruway Authority RB
Series A
5.00%, 05/01/19		$12,885	$13,400,142
5.00%, 03/15/21	(Call 09/15/20)	850	922,429
5.00%, 03/15/27	(PR 09/15/18)	6,000	6,119,520
Series B
5.50%, 04/01/20	(AMBAC)	3,240	3,502,375
Series H
5.00%, 01/01/20	(Call 04/02/18) (NPFGC)	750	752,198
New York State Urban Development Corp. RB
5.00%, 03/15/20		2,000	2,136,520
5.50%, 03/15/19	(AMBAC)	400	416,852
5.50%, 03/15/20	(NPFGC)	700	754,761
Series A
5.00%, 03/15/18		2,000	2,002,760
5.00%, 03/15/19		7,105	7,367,885
5.00%, 03/15/20		1,000	1,068,260
5.00%, 03/15/21		500	547,840
5.00%, 03/15/22		5,000	5,593,250
5.00%, 03/15/23		1,000	1,137,380
Series A-2
5.00%, 01/01/20		1,500	1,593,015
Series B
5.00%, 01/01/21	(Call 07/01/18)	1,000	1,011,670
Series C
5.00%, 03/15/21		4,860	5,325,005
5.00%, 12/15/21	(Call 12/15/19)	3,000	3,181,020
Series D
5.50%, 01/01/19		770	795,964
Port Authority of New York & New Jersey RB Series 179
5.00%, 12/01/18		675	693,137
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/19		1,200	1,268,316
5.00%, 10/15/20		1,425	1,550,699
5.00%, 10/15/21		2,835	3,158,842
5.00%, 10/15/22		1,000	1,136,930

Security		Principal (000s)	Value
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21		$1,000	$1,130,400
Series A
5.00%, 11/15/20	(PR 05/15/18)	400	403,060
5.00%, 11/15/22		2,635	2,986,772
5.00%, 11/15/33	(PR 05/15/18)	3,000	3,022,950
5.00%, 11/15/37	(PR 05/15/18)	4,000	4,030,600
Series B
5.00%, 11/15/18		785	805,182
5.00%, 11/15/19		285	301,701
5.00%, 11/15/20		1,420	1,546,394
Series E
5.50%, 11/15/19	(NPFGC)	990	1,055,093
Utility Debt Securitization Authority RB
Series B
5.00%, 12/15/20	(Call 12/15/18)	1,000	1,028,430

			247,668,687
NORTH CAROLINA — 3.53%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20		1,000	1,078,170
5.00%, 07/01/21		1,705	1,885,236
County of Mecklenburg NC GO Series C
5.00%, 03/01/18		500	500,000
County of Wake NC GO
5.00%, 03/01/19		1,235	1,278,880
5.00%, 02/01/20		1,175	1,251,598
Series 2010C
5.00%, 03/01/22		360	403,646
Series C
5.00%, 03/01/20		2,895	3,091,252
5.00%, 03/01/21		1,075	1,178,566
North Carolina Eastern Municipal Power Agency RB
Series A
5.00%, 01/01/21	(ETM)	2,350	2,557,247
Series B
5.00%, 01/01/21	(ETM)	3,615	3,944,290
5.00%, 01/01/26	(PR 01/01/19)	3,000	3,089,820

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
North Carolina Municipal Power Agency No. 1 RB
4.00%, 01/01/19	(ETM)	$855	$873,562
4.00%, 01/01/19		1,825	1,863,252
State of North Carolina GO
Series 2013-D
4.00%, 06/01/20		1,000	1,053,430
Series A
5.00%, 03/01/18		1,000	1,000,000
5.00%, 06/01/22		1,000	1,126,760
Series B
5.00%, 06/01/18		240	242,220
5.00%, 06/01/19		1,575	1,644,032
Series C
4.00%, 05/01/20		800	841,184
4.00%, 05/01/21		600	641,940
4.00%, 05/01/22		1,200	1,301,904
5.00%, 05/01/18		3,715	3,737,847
5.00%, 05/01/19		1,105	1,150,349
5.00%, 05/01/22		2,000	2,249,600
Series D
4.00%, 06/01/21		825	884,144
4.00%, 06/01/22		1,500	1,629,195
Series E
5.00%, 05/01/19		1,300	1,353,352
5.00%, 05/01/20		2,100	2,252,607
State of North Carolina RB
5.00%, 03/01/18		1,545	1,545,000
5.00%, 03/01/20		1,000	1,065,550
5.00%, 03/01/21		500	546,175
5.00%, 03/01/22		2,400	2,674,296
Series C
5.00%, 05/01/21		2,000	2,200,460
5.00%, 05/01/22		1,860	2,089,747

			54,225,311
OHIO — 0.57%
State of Ohio GO
Series A
5.00%, 09/15/21		2,000	2,218,300
Series Q
5.00%, 05/01/26	(PR 05/01/22)	635	713,975
State of Ohio RB
Series 2008-1
5.75%, 06/15/19	(PR 06/15/18)	850	860,872

Security		Principal (000s)	Value
Series B
5.00%, 12/15/18		$3,850	$3,959,763
5.00%, 12/15/19		1,000	1,060,890

			8,813,800
OKLAHOMA — 0.01%
Oklahoma Capital Improvement Authority RB
Series A
5.00%, 07/01/18		100	101,204

			101,204
OREGON — 0.51%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/15/18	(ETM)	1,000	1,010,650
5.00%, 06/01/20		1,000	1,075,650
5.00%, 06/01/21		450	496,562
Oregon State Lottery RB
Series A
5.25%, 04/01/26	(PR 04/01/19)	2,000	2,081,600
State of Oregon Department of Transportation RB
Series A
5.00%, 11/15/33	(PR 05/15/19)	2,500	2,605,700
Tri-County Metropolitan Transportation District of Oregon RB
5.00%, 11/01/18	(Call 04/02/18)	600	601,776

			7,871,938
PENNSYLVANIA — 3.70%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 01/01/20		400	423,832
Commonwealth of Pennsylvania GO
5.00%, 03/15/20		1,000	1,063,270
First Series
5.00%, 07/01/18		400	404,884
5.00%, 11/15/18		900	922,950
5.00%, 07/01/20		1,225	1,312,882
5.00%, 03/15/21		1,000	1,085,780
5.00%, 08/15/22		2,000	2,226,380
5.00%, 01/01/23		2,050	2,286,713

110	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Second Series
5.00%, 07/01/19		$3,100	$3,239,407
5.00%, 09/15/20		1,000	1,077,430
5.00%, 01/15/21		1,000	1,081,490
5.00%, 09/15/21		3,000	3,293,910
5.00%, 01/15/22		3,000	3,302,850
Series A
5.00%, 05/01/18		2,700	2,716,551
Pennsylvania Economic Development Financing Authority RB
5.00%, 07/01/20	(Call 07/01/19)	1,120	1,171,128
5.00%, 01/01/21	(Call 01/01/19)	2,130	2,190,897
Series A
5.00%, 07/01/18		1,685	1,705,405
5.00%, 07/01/19		4,065	4,253,860
Series B
5.00%, 01/01/20	(Call 07/01/19)	720	752,666
Pennsylvania Turnpike Commission RB
5.00%, 06/01/20		500	534,385
6.00%, 12/01/36	(PR 12/01/20)	3,960	4,393,580
Series B
5.00%, 12/01/18		500	513,510
5.75%, 06/01/39	(PR 06/01/19)	5,000	5,261,450
Series C
6.25%, 06/01/38	(PR 06/01/18) (AGC)	4,205	4,256,091
Series D
5.13%, 12/01/40	(PR 12/01/19)	2,000	2,119,520
5.50%, 12/01/41	(PR 12/01/19)	5,000	5,330,950

			56,921,771
RHODE ISLAND — 0.03%
Rhode Island Commerce Corp. RB
Series A
5.00%, 06/15/19		500	521,740

			521,740
SOUTH CAROLINA — 0.22%
City of Charleston SC Waterworks & Sewer System Revenue RB
5.00%, 01/01/41	(PR 01/01/21)	1,055	1,151,100

Security		Principal (000s)	Value
Greenville County School District RB
4.63%, 12/01/20	(AGC)	$325	$349,947
South Carolina Public Service Authority RB
Series B
5.00%, 12/01/18	(ETM)	1,000	1,026,950
South Carolina Transportation Infrastructure Bank RB
Series B
5.00%, 10/01/18		350	357,112
State of South Carolina GO
Series A
5.00%, 06/01/18		555	560,106

			3,445,215
TENNESSEE — 0.58%
County of Shelby TN GO
Series A
5.00%, 04/01/18		2,225	2,231,764
5.00%, 04/01/20		1,500	1,604,565
Metropolitan Government of Nashville & Davidson County TN GO
Series A
5.00%, 07/01/18		1,500	1,518,420
State of Tennessee GO
Series A
5.00%, 08/01/19		500	524,315
5.00%, 08/01/20		375	405,251
5.00%, 08/01/21		1,900	2,105,067
5.00%, 08/01/22		400	452,436

			8,841,818
TEXAS — 6.61%
Austin Independent School District GO
5.00%, 08/01/33	(PR 08/01/18)	4,650	4,721,284
Central Texas Regional Mobility Authority RB
Series B
5.00%, 01/01/45	(Put 0/06/21)[b]	500	530,915
Central Texas Turnpike System RB
0.00%, 08/15/21	(AMBAC)[a]	3,375	3,126,229

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series A
5.00%, 08/15/42	(Put 04/01/20)[b]	$1,450	$1,538,189
City of Dallas TX GOL
5.00%, 02/15/21		1,600	1,736,944
Series A
5.00%, 02/15/20		1,295	1,377,504
City of Houston TX Combined Utility System Revenue RB
Series C
5.00%, 11/15/18		3,785	3,881,517
5.00%, 05/15/20		1,000	1,071,700
City of Houston TX GOL
Series A
4.50%, 03/01/19		930	958,077
4.50%, 03/01/19	(ETM)	95	97,810
5.00%, 03/01/18		3,305	3,305,000
5.00%, 03/01/19		1,135	1,174,861
5.00%, 03/01/20	(Call 03/01/19)	40	41,360
5.00%, 03/01/20	(PR 03/01/19)	310	320,698
5.00%, 03/01/23		1,500	1,696,965
City of San Antonio TX Electric & Gas Systems Revenue RB
3.00%, 12/01/45	(Put 12/01/20)[b]	1,000	1,020,660
5.00%, 02/01/19		1,100	1,135,926
5.00%, 02/01/20		5,050	5,377,240
5.00%, 02/01/21		3,000	3,272,190
5.00%, 02/01/22		1,275	1,421,855
Series B
2.00%, 02/01/33	(Put 12/01/21)[b]	500	498,915
City of San Antonio TX GOL
5.00%, 02/01/19		1,800	1,858,284
5.00%, 02/01/20		1,500	1,596,900
County of Harris TX GO
Series C
5.25%, 08/15/19	(AGM)	1,000	1,054,280
Cypress-Fairbanks Independent School District GO
Series A-3
3.00%, 02/15/43	(Put 08/17/20)[b]	810	833,069
Series B-3
4.00%, 02/15/40	(Put 11/01/22) (PSF)[b]	500	516,795
Dallas Area Rapid Transit RB
5.25%, 12/01/43	(PR 12/01/18)	1,760	1,810,688

Security		Principal (000s)	Value
Fort Worth Independent School District GO
5.00%, 02/15/19	(PSF)	$500	$516,875
5.00%, 02/15/21	(PSF)	1,000	1,091,310
Houston Independent School District GOL
5.00%, 02/15/19	(PSF)	1,000	1,033,460
5.00%, 02/15/22		1,780	1,986,996
Series A
5.00%, 02/15/21	(PSF)	1,750	1,911,910
Series A-2
3.00%, 06/01/39	(Put 06/01/19)[b]	1,000	1,017,200
Mesquite Independent School District GO
Series E
5.00%, 08/15/20	(PSF)	100	108,070
North Texas Tollway Authority RB
Series A
5.00%, 01/01/19		500	514,340
5.00%, 01/01/20		1,750	1,854,913
5.00%, 01/01/21		500	544,095
5.00%, 01/01/22		1,000	1,112,410
5.00%, 01/01/23		1,200	1,360,212
Series C
1.95%, 01/01/38	(Put 01/01/19)[b]	1,000	1,000,500
Series D
5.00%, 09/01/32	(PR 09/01/21)	2,820	3,120,499
Northside Independent School District GO
1.45%, 06/01/47	(Put 06/01/20)[b]	1,000	992,100
San Antonio Water System RB
Series B
2.00%, 05/01/44	(Put 11/01/22)[b]	800	792,936
State of Texas GO
5.00%, 04/01/18		2,600	2,607,904
5.00%, 10/01/19		1,400	1,476,468
5.00%, 10/01/21		3,000	3,328,110
5.00%, 04/01/23	(PR 04/01/18)	3,000	3,009,300
5.00%, 04/01/24	(PR 04/01/18)	2,195	2,201,804
Series A
5.00%, 10/01/18		700	715,092
5.00%, 10/01/19		1,000	1,054,620

112	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Texas State University System RB
Series A
5.00%, 03/15/20		$1,000	$1,067,840
5.00%, 03/15/21		1,250	1,368,050
Texas Transportation Commission State Highway Fund RB
4.00%, 10/01/18		500	507,780
5.00%, 10/01/20		1,000	1,083,220
5.00%, 10/01/21		1,120	1,242,080
Series A
5.00%, 04/01/19		2,000	2,076,920
5.00%, 10/01/19		750	791,205
5.00%, 04/01/21		2,615	2,865,465
5.00%, 10/01/21		1,500	1,663,500
5.00%, 04/01/22		2,050	2,294,073
University of Texas System (The) RB
Series B
5.00%, 08/15/18		1,675	1,703,107
5.00%, 08/15/19		525	551,303
5.00%, 08/15/22		1,125	1,268,606
Series D
5.00%, 08/15/21		3,400	3,759,006

			101,569,134
UTAH — 2.45%
Intermountain Power Agency RB
Series A
5.00%, 07/01/18		2,250	2,276,865
5.00%, 07/01/21	(Call 07/01/18)	1,140	1,152,848
5.00%, 07/01/22	(Call 07/01/18)	1,000	1,011,200
State of Utah GO
5.00%, 07/01/22		2,000	2,258,300
Series 2011-A
5.00%, 07/01/24	(PR 07/01/21)	2,460	2,719,186
Series A
5.00%, 07/01/18		1,000	1,012,380
5.00%, 07/01/20	(PR 07/01/18)	3,630	3,674,431
5.00%, 07/01/20		2,000	2,156,340
5.00%, 07/01/21	(PR 07/01/18)	2,000	2,024,480
5.00%, 07/01/26	(PR 07/01/21)	6,430	7,107,465
Series C
5.00%, 07/01/18		5,000	5,061,900

Security		Principal (000s)	Value
Utah Transit Authority RB
Series A
4.75%, 06/15/32	(PR 06/15/18) (AGM)	$3,865	$3,903,418
5.00%, 06/15/32	(PR 06/15/18) (AGM)	1,330	1,344,164
5.00%, 06/15/36	(PR 06/15/18) (AGM)	2,000	2,021,300

			37,724,277
VIRGINIA — 0.97%
Commonwealth of Virginia GO
Series D
5.00%, 06/01/18		2,600	2,624,180
County of Fairfax VA GO
Series B
4.00%, 04/01/19	(SAW)	860	883,701
County of Loudoun VA GO
Series B
5.00%, 11/01/19		1,980	2,092,741
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/34	(PR 05/15/21) (SAP)	1,055	1,162,357
Series A
5.00%, 05/15/23		200	228,226
Virginia Public Building Authority RB
Series C
5.00%, 08/01/18		3,000	3,045,750
Virginia Public School Authority RB
4.00%, 08/01/19	(SAW)	1,120	1,160,141
4.00%, 08/01/20	(SAW)	2,500	2,636,625
Series C
5.00%, 08/01/18	(SAW)	1,000	1,015,500

			14,849,221
WASHINGTON — 3.30%
City of Seattle WA Municipal Light & Power Revenue RB
Series B
5.00%, 02/01/19		500	516,330
County of King WA Sewer Revenue RB
5.00%, 01/01/39	(PR 01/01/19)	3,035	3,124,593

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Energy Northwest RB
5.00%, 07/01/22		$1,195	$1,344,029
Series A
5.00%, 07/01/18		7,420	7,510,079
5.00%, 07/01/19		1,735	1,815,834
5.00%, 07/01/20		305	328,479
5.00%, 07/01/21		3,185	3,506,313
5.00%, 07/01/23		1,000	1,141,950
5.25%, 07/01/18		1,275	1,291,524
State of Washington GO
5.00%, 07/01/19		500	523,160
5.00%, 02/01/20		1,000	1,064,800
5.00%, 07/01/22		2,800	3,152,912
Series 2010-B
5.00%, 08/01/34	(PR 08/01/19)	1,500	1,572,285
Series 2010E
5.00%, 02/01/20		2,500	2,662,000
Series 2011A
5.00%, 08/01/33	(PR 08/01/20)	4,000	4,323,680
Series 2012-A
5.00%, 07/01/19		2,500	2,615,800
Series A
5.00%, 07/01/31	(PR 07/01/18)	350	354,284
Series R-2010A
5.00%, 01/01/21	(PR 01/01/19)	1,000	1,029,940
Series R-2011A
5.00%, 01/01/21		1,000	1,089,060
Series R-2011B
5.00%, 07/01/20		520	559,530
Series R-2011C
5.00%, 07/01/18		600	607,242
Series R-2012A
5.00%, 07/01/18		785	794,475
Series R-2012C
5.00%, 07/01/18		2,000	2,024,140
5.00%, 07/01/20		1,000	1,076,020
Series R-2013C
5.00%, 07/01/18		2,000	2,024,140
Series R-2015-C
5.00%, 07/01/20		1,000	1,076,020
Series R-2017A
5.00%, 08/01/21		1,000	1,105,480

Security		Principal (000s)	Value
State of Washington RB
5.00%, 09/01/19		$500	$524,975
5.00%, 09/01/20		1,010	1,090,123
5.00%, 09/01/21		300	330,894
Series C
5.00%, 09/01/18		500	508,760

			50,688,851
WISCONSIN — 1.82%
State of Wisconsin Environmental Improvement Fund Revenue RB
Series A
5.00%, 06/01/19		2,500	2,608,925
State of Wisconsin GO
Series 1
5.00%, 05/01/19		1,200	1,249,680
5.00%, 05/01/20		1,000	1,072,890
5.00%, 11/01/21		2,000	2,228,160
Series 2
5.00%, 11/01/18		4,575	4,686,127
5.00%, 11/01/19		2,175	2,300,693
5.00%, 11/01/21		2,000	2,228,160
5.00%, 11/01/22		2,000	2,271,580
Series 4
5.00%, 05/01/20		1,000	1,072,890
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/21		2,000	2,207,300
5.00%, 07/01/22		1,765	1,987,460
Series A
5.00%, 07/01/20	(AGM)	560	603,109
Series I
5.00%, 07/01/18	(NPFGC)	2,060	2,084,864
5.00%, 07/01/19	(NPFGC)	290	303,433
5.00%, 07/01/20	(NPFGC)	960	1,033,901

			27,939,172

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $1,539,751,202)			1,529,689,434

114	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT-TERM NATIONAL MUNI BOND ETF

February 28, 2018

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.25%

MONEY MARKET FUNDS — 0.25%
BlackRock Liquidity Funds: MuniCash
0.94%[c,d]	3,910	$3,910,314

		3,910,314

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,909,911)		3,910,314

TOTAL INVESTMENTS IN SECURITIES — 99.79%
(Cost: $1,543,661,113)		1,533,599,748
Other Assets, Less Liabilities — 0.21%		3,191,009

NET ASSETS — 100.00%		$1,536,790,757

BAB  —  Build America Bond

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

HERBIP  —  Higher Education Revenue Bond Intercept Program

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Zero-coupon bond.
[b]	Variable rate security that is payable on demand on each reset date. Rate shown is the rate in effect as of period end.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 02/28/18 (000s)	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Liquidity Funds:
MuniCash	10,587	—	(6,677)[b]	3,910	$3,910,314	$151,880	$9,895	$(863)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal bonds & notes	$—	$1,529,689,434	$—	$1,529,689,434
Money market funds	3,910,314	—	—	3,910,314

Total	$3,910,314	$1,529,689,434	$—	$1,533,599,748

See notes to financial statements.

SCHEDULES OF INVESTMENTS	115

Schedule of Investments

iSHARES® NEW YORK MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 99.05%

NEW YORK — 99.05%
Battery Park City Authority RB
Series A
5.00%, 11/01/21		$1,115	$1,245,555
5.00%, 11/01/22		365	415,965
5.00%, 11/01/23		200	232,090
5.00%, 11/01/24	(Call 11/01/23)	955	1,107,112
Brooklyn Arena Local Development Corp. RB
6.25%, 07/15/40	(PR 01/15/20)	125	135,613
6.38%, 07/15/43	(PR 01/15/20)	700	761,033
City of New York NY GO
5.00%, 08/01/26	(Call 08/01/25)	250	291,682
Series 1
5.00%, 08/01/23		250	286,087
Series A
5.00%, 08/01/21		500	552,740
5.00%, 08/01/22		500	563,060
5.00%, 08/01/23		400	457,740
5.00%, 08/01/26	(Call 02/01/24)	350	400,925
5.00%, 08/01/28	(Call 08/01/27)	1,000	1,188,220
Series A-1
5.00%, 08/01/27	(Call 08/01/21)	250	274,800
5.00%, 08/01/31	(Call 08/01/21)	200	219,076
5.00%, 10/01/32	(Call 10/01/22)	500	555,835
5.00%, 08/01/33	(Call 08/01/26)	500	571,860
5.00%, 08/01/37	(Call 08/01/26)	500	565,520
Series B
5.00%, 08/01/20		100	107,993
Series B-1
5.00%, 12/01/33	(Call 12/01/26)	565	649,004
5.00%, 12/01/41	(Call 12/01/26)	250	281,848
5.25%, 09/01/20	(Call 09/01/18)	195	198,726
Series C
5.00%, 08/01/19		680	713,266
5.00%, 08/01/20		500	539,965
5.00%, 08/01/21	(Call 08/01/19)	300	314,286
5.00%, 08/01/23		500	572,175
5.00%, 08/01/26		1,000	1,185,280
5.00%, 08/01/28	(Call 02/01/27)	645	760,700
5.00%, 08/01/31	(Call 02/01/28)	1,900	2,230,866
5.00%, 08/01/33	(Call 02/01/25)	250	284,517

Security		Principal (000s)	Value
Series D-1
5.00%, 10/01/30	(Call 10/01/21)	$500	$548,665
Series E
5.00%, 08/01/23		740	846,819
5.00%, 08/01/24		470	544,655
5.00%, 08/01/27	(PR 08/01/19)	145	151,905
5.00%, 08/01/27	(Call 08/01/19)	355	371,699
Series E-1
4.00%, 03/01/41	(Call 03/01/28)	400	411,944
Series F
5.00%, 08/01/21		240	265,315
5.00%, 08/01/31	(Call 02/01/22)	250	274,828
Series F-1
5.00%, 03/01/32	(Call 03/01/23)	350	390,516
5.00%, 03/01/37	(Call 03/01/23)	500	553,425
Series F-3
5.00%, 12/01/25		500	589,065
Series G-1
5.00%, 04/01/22		500	559,115
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,106,630
5.00%, 04/01/27	(Call 04/01/22)	250	276,555
Series H-1
5.00%, 03/01/23	(Call 03/01/19)	490	506,567
Series I
5.00%, 08/01/23	(Call 08/01/22)	1,000	1,121,620
5.00%, 08/01/27	(Call 08/01/22)	725	807,991
Series I-1
5.00%, 04/01/23	(Call 04/01/19)	160	165,821
Series J
5.00%, 08/01/19		250	262,230
5.00%, 08/01/21		600	663,288
5.00%, 08/01/25	(Call 08/01/24)	1,100	1,275,439
5.00%, 08/01/32	(Call 08/01/24)	525	599,650
Series J-1
5.00%, 05/15/33	(PR 05/15/19)	160	166,589
5.00%, 05/15/33	(Call 05/15/19)	240	249,180
5.00%, 05/15/36	(PR 05/15/19)	220	229,060
5.00%, 05/15/36	(Call 05/15/19)	685	710,866
Series L-1
5.00%, 04/01/25	(PR 04/01/18)	810	812,454
City of New York NY GOL
Series F-1
5.00%, 06/01/35	(Call 06/01/25)	500	570,620

116	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
County of Nassau NY GOL
Series A
5.00%, 01/01/22		$500	$551,340
Series B
5.00%, 04/01/43	(Call 04/01/23)	500	548,020
Series C
5.00%, 10/01/21		500	551,210
5.00%, 10/01/27		500	585,900
County of Westchester NY GOL
Series A
5.00%, 01/01/22		600	670,746
Dutchess County Local Development Corp. RB
5.00%, 07/01/42	(Call 07/01/27)	750	854,227
Erie County Industrial Development Agency (The) RB
Series A
5.00%, 05/01/31	(PR 05/01/20) (SAW)	100	104,104
Hudson Yards Infrastructure Corp. RB
5.25%, 02/15/47	(PR 02/15/21)	20	22,018
5.25%, 02/15/47	(Call 02/15/21)	480	515,640
5.75%, 02/15/47	(PR 02/15/21)	615	684,919
5.75%, 02/15/47	(Call 02/15/21)	385	421,317
Series A
4.00%, 02/15/44	(Call 02/15/27)	1,200	1,231,812
5.00%, 02/15/23		250	285,070
5.00%, 02/15/26		200	236,172
5.00%, 02/15/29	(Call 02/15/27)	400	468,216
5.00%, 02/15/31	(Call 02/15/27)	100	115,940
5.00%, 02/15/33	(Call 02/15/27)	500	575,030
5.00%, 02/15/35	(Call 02/15/27)	1,400	1,599,486
5.00%, 02/15/38	(Call 02/15/27)	500	568,740
5.00%, 02/15/39	(Call 02/15/27)	200	227,328
5.00%, 02/15/42	(Call 02/15/27)	200	226,000
5.00%, 02/15/45	(Call 02/15/27)	650	732,355
Long Island Power Authority RB
5.00%, 09/01/42	(Call 09/01/27)	1,000	1,128,940
Series 2015-B
5.00%, 09/01/45	(Call 09/01/25)	750	834,075
Series A
5.00%, 09/01/35	(Call 09/01/24)	250	278,380
5.00%, 05/01/38	(PR 05/01/22)	1,000	1,099,910

Security		Principal (000s)	Value
5.00%, 09/01/44	(Call 09/01/24)	$1,000	$1,111,660
5.50%, 04/01/22	(PR 04/01/19)	500	521,515
5.50%, 05/01/33	(PR 05/01/19) (BHAC)	1,760	1,841,312
5.75%, 04/01/39	(PR 04/01/19)	380	397,366
6.25%, 04/01/33	(PR 04/01/19)	250	262,483
Series B
5.00%, 09/01/29	(Call 09/01/22)	250	278,230
5.00%, 09/01/30	(Call 09/01/26)	965	1,106,479
5.00%, 09/01/41	(Call 09/01/26)	500	560,175
5.25%, 04/01/19	(ETM)	290	301,544
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Put 11/15/20)[a]	150	157,403
Series 2015-C
5.00%, 11/15/34	(Call 11/15/25)	350	397,295
Series A
0.00%, 11/15/30[b]		850	551,131
5.00%, 11/15/18		250	256,393
5.00%, 11/15/24	(Call 11/15/22)	250	283,375
5.00%, 11/15/37	(PR 11/15/21)	455	508,130
5.00%, 11/15/46	(PR 11/15/21)	500	558,385
5.50%, 11/15/39	(PR 11/15/18)	700	720,685
Series A-1
5.00%, 11/15/40	(Call 05/15/25)	1,330	1,482,857
5.00%, 11/15/44	(Call 11/15/23)	350	390,701
5.00%, 11/15/51	(Call 05/15/27)	1,000	1,115,430
5.25%, 11/15/56	(Call 05/15/26)	200	225,824
Series A-2
5.00%, 11/15/27	(Call 11/15/26)	500	586,950
Series B
5.00%, 11/15/22		600	679,236
5.00%, 11/15/24		500	581,375
5.00%, 11/15/26		625	737,931
5.00%, 11/15/34	(PR 11/15/20)	650	687,869
5.00%, 11/15/37	(Call 11/15/26)	1,000	1,130,870
5.00%, 11/15/44	(Call 05/15/24)	400	440,196
Series B-1
5.00%, 11/15/35	(Call 11/15/27)	1,000	1,159,020
5.00%, 11/15/46	(Call 11/15/26)	630	713,979
Series C
5.00%, 11/15/22	(ETM)	150	170,894
5.00%, 11/15/22		260	294,336

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 11/15/41	(PR 11/15/22)	$225	$256,340
5.00%, 11/15/41	(Call 11/15/22)	275	303,259
5.00%, 11/15/42	(Call 05/15/23)	1,200	1,330,008
6.25%, 11/15/23	(Call 11/15/18)	20	20,684
6.25%, 11/15/23	(PR 11/15/18)	80	82,782
Series C-1
4.00%, 11/15/35	(Call 05/15/28)	2,000	2,081,600
4.00%, 11/15/38	(Call 05/15/28)	400	413,200
5.00%, 11/15/25		200	234,370
5.00%, 11/15/34	(Call 05/15/28)	1,200	1,392,372
Series C-2B
5.00%, 11/15/34	(Put 02/15/20)[a]	250	264,885
Series D
4.00%, 11/15/32	(Call 11/15/22)	250	259,433
5.00%, 11/15/19		690	730,434
5.00%, 11/15/25	(Call 11/15/22)	230	258,396
5.00%, 11/15/27	(Call 11/15/19)	270	285,071
5.00%, 11/15/28	(Call 11/15/22)	500	559,595
5.00%, 11/15/30	(Call 11/15/26)	500	576,900
5.00%, 11/15/30	(Call 11/15/22)	890	993,551
5.00%, 11/15/34	(PR 11/15/20)	1,015	1,106,472
5.00%, 11/15/38	(Call 11/15/23)	250	279,773
Series D-1
5.00%, 11/01/22		250	282,755
5.00%, 11/15/39	(Call 11/15/24)	900	1,012,590
Series E
4.00%, 11/15/38	(Call 11/15/22)	105	107,943
Series E-1
5.00%, 11/15/42	(PR 11/15/22)	310	353,180
5.00%, 11/15/42	(Call 11/15/22)	90	99,206
Series F
5.00%, 11/15/30	(Call 11/15/22)	250	279,088
Monroe County Industrial Development Corp./NY RB
Series C
4.00%, 07/01/43	(Call 07/01/27)	1,550	1,598,701
MTA Hudson Rail Yards Trust Obligations RB
Series A
5.00%, 11/15/56	(Call 11/15/23)	1,000	1,109,610
Nassau County Interim Finance Authority RB
Series 2015A
5.00%, 11/15/22		1,035	1,180,666

Security		Principal (000s)	Value
Nassau County Sewer & Storm Water Finance Authority RB
Series A
5.13%, 11/01/23	(PR 11/01/18) (BHAC)	$250	$256,195
5.38%, 11/01/28	(PR 11/01/18) (BHAC)	235	241,211
New York City Educational Construction Fund RB
Series A
5.75%, 04/01/41	(Call 04/01/21)	445	492,214
New York City Industrial Development Agency RB
1.08%, 07/01/25	(Put 03/07/18)[a]	300	300,000
4.50%, 03/01/39	(Call 04/02/18) (FGIC)	270	270,221
5.00%, 03/01/31	(Call 04/02/18) (FGIC)	210	211,560
5.00%, 03/01/36	(Call 04/02/18) (NPFGC)	275	276,799
5.00%, 03/01/46	(Call 04/02/18) (FGIC)	455	457,575
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.50%, 01/15/38	(Call 04/02/18) (SAW)	235	235,515
4.75%, 01/15/38	(Call 04/02/18) (SAW)	250	250,630
5.00%, 01/15/26	(Call 04/02/18) (SAW)	470	471,424
5.00%, 07/15/32	(Call 07/15/22) (SAW)	340	378,396
5.00%, 01/15/34	(Call 04/02/18) (SAW)	500	501,455
5.00%, 07/15/43	(Call 01/15/25) (SAW)	425	475,439
5.00%, 07/15/43	(Call 01/15/26) (SAW)	560	625,895
Series S-1A
5.00%, 07/15/33	(Call 07/15/21) (SAW)	420	458,409
Series S-2
5.00%, 07/15/40	(Call 07/15/25) (SAW)	500	565,660

118	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series S-3
5.25%, 01/15/30	(Call 01/15/19) (SAW)	$500	$515,950
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	500	516,715
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/29	(PR 05/01/19)	150	156,156
5.00%, 08/01/29	(Call 08/01/24)	500	572,685
5.00%, 11/01/29	(Call 05/01/27)	1,000	1,175,810
5.00%, 05/01/32	(Call 05/01/26)	500	573,475
5.00%, 08/01/36	(Call 08/01/25)	1,000	1,134,880
5.00%, 05/01/40	(Call 05/01/26)	1,000	1,127,620
5.00%, 02/01/41	(Call 02/01/25)	1,400	1,568,980
Series A
5.00%, 11/01/21		500	556,095
5.00%, 11/01/27	(Call 11/01/21)	400	443,528
5.00%, 11/01/38	(Call 11/01/23)	350	394,747
Series A-1
5.00%, 08/01/31	(Call 08/01/24)	340	387,481
5.00%, 08/01/33	(Call 08/01/24)	325	369,359
5.00%, 11/01/42	(Call 11/01/23)	400	450,468
Series A-2
5.00%, 08/01/36	(Call 08/01/27)	1,000	1,147,910
Series A-3
4.00%, 08/01/43	(Call 08/01/27)	400	411,380
Series B
5.00%, 11/01/18		1,005	1,029,894
5.00%, 11/01/19		400	422,912
5.00%, 11/01/20		350	380,523
5.00%, 11/01/20	(PR 11/01/19)	50	52,720
5.00%, 11/01/20	(Call 11/01/19)	125	132,139
5.00%, 11/01/30	(Call 11/01/22)	275	308,687
Series B-1
4.00%, 08/01/42	(Call 08/01/27)	1,350	1,389,501
5.00%, 11/01/28	(Call 11/01/25)	500	582,500
5.00%, 08/01/33	(Call 08/01/27)	1,000	1,161,160
5.00%, 11/01/35	(Call 11/01/25)	500	570,565
5.00%, 11/01/37	(Call 05/01/24)	1,500	1,693,725
5.00%, 08/01/40	(Call 08/01/26)	500	565,520
5.00%, 08/01/45	(Call 08/01/27)	1,000	1,133,110

Security		Principal (000s)	Value
Series C
5.00%, 11/01/21		$500	$556,095
5.00%, 11/01/25	(Call 05/01/25)	500	584,720
5.00%, 11/01/27	(Call 11/01/25)	500	584,395
5.00%, 11/01/33	(Call 11/01/20)	430	464,804
5.00%, 11/01/39	(Call 11/01/20)	250	269,153
Series D
5.00%, 11/01/23	(Call 05/01/20)	250	267,835
5.00%, 02/01/25	(Call 02/01/21)	155	168,786
5.00%, 02/01/27	(Call 02/01/21)	250	272,013
5.00%, 02/01/31	(Call 02/01/21)	300	325,614
5.00%, 02/01/35	(Call 02/01/21)	500	541,360
Series E
5.00%, 11/01/23	(Call 05/01/21)	115	126,154
Series E-1
5.00%, 02/01/29	(Call 02/01/26)	750	868,110
5.00%, 02/01/34	(Call 02/01/26)	500	567,330
5.00%, 02/01/36	(Call 02/01/27)	1,500	1,711,665
5.00%, 02/01/37	(Call 02/01/27)	200	227,722
5.00%, 02/01/39	(Call 02/01/26)	500	562,470
5.00%, 02/01/42	(Call 02/01/22)	250	273,650
Series F-1
5.00%, 05/01/36	(Call 05/01/27)	1,000	1,144,510
5.00%, 05/01/39	(Call 05/01/22)	670	738,059
Series I
5.00%, 05/01/42	(Call 05/01/23)	325	362,784
New York City Trust for Cultural Resources RB
5.00%, 04/01/31	(PR 10/01/19)	500	510,780
New York City Water & Sewer System RB
5.00%, 06/15/26	(Call 06/15/21)	750	823,200
5.00%, 06/15/29	(PR 06/15/18)	25	25,267
5.00%, 06/15/29	(Call 06/15/18)	160	161,626
5.00%, 06/15/31	(Call 06/15/21)	160	175,349
5.00%, 06/15/39	(Call 06/15/25)	1,360	1,538,677
5.00%, 06/15/44	(Call 12/15/21)	500	546,195
5.00%, 06/15/46	(Call 06/15/23)	195	217,866
5.38%, 06/15/43	(Call 12/15/20)	125	136,373
Series A
5.50%, 06/15/21	(PR 06/15/18)	660	667,986
Series AA
5.00%, 06/15/34	(Call 06/15/21)	420	457,766
5.00%, 06/15/44	(Call 06/15/21)	150	162,149

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series BB
4.00%, 06/15/47	(Call 12/15/22)	$400	$413,184
5.00%, 06/15/31	(Call 06/15/20)	610	654,792
5.00%, 06/15/46	(Call 06/15/25)	500	560,125
5.00%, 06/15/47	(Call 12/15/22)	460	507,619
Series BB-1
5.00%, 06/15/46	(Call 06/15/27)	625	711,500
Series BB-2
5.00%, 06/15/32	(Call 06/15/27)	500	584,480
Series CC
5.00%, 06/15/34	(Call 06/15/18)	200	202,014
5.00%, 06/15/45	(Call 12/15/21)	1,100	1,201,629
5.00%, 06/15/47	(Call 06/15/23)	700	781,347
Series CC-1
4.00%, 06/15/33	(Call 12/15/26)	250	264,220
5.00%, 06/15/47	(Call 06/15/24)	1,000	1,124,120
Series DD
5.00%, 06/15/29	(Call 06/15/24)	500	574,475
5.00%, 06/15/34	(Call 06/15/23)	205	231,306
5.00%, 06/15/35	(Call 06/15/23)	505	568,999
5.00%, 06/15/36	(Call 06/15/24)	500	566,370
5.00%, 06/15/39	(Call 06/15/24)	500	564,825
5.00%, 06/15/47	(Call 12/15/26)	1,500	1,697,940
Series EE
5.00%, 06/15/34	(Call 06/15/22)	500	554,785
5.00%, 06/15/36	(Call 06/15/27)	500	576,125
Series FF
5.00%, 06/15/25	(Call 06/15/20)	500	538,350
5.00%, 06/15/45	(Call 06/15/22)	1,250	1,378,900
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	250	260,020
Series GG
5.00%, 06/15/26	(Call 06/15/21)	260	285,376
5.00%, 06/15/37	(Call 06/15/25)	500	569,200
5.00%, 06/15/43	(Call 06/15/21)	280	303,786
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	1,675	1,742,586
5.25%, 06/15/32	(Call 06/15/19)	750	783,217
Series GG-2
5.25%, 06/15/40	(Call 06/15/19)	115	119,989
New York City Water & Sewer System RB BAB
Series EE
5.00%, 06/15/18	(ETM)	825	833,811

Security		Principal (000s)	Value
New York Convention Center Development Corp. RB
5.00%, 11/15/40	(Call 11/15/25)	$250	$281,040
Series A
0.00%, 11/15/48	[b]	500	142,095
5.00%, 11/15/46	(Call 11/15/26)	500	563,820
New York Liberty Development Corp. RB
5.00%, 12/15/41	(Call 12/15/21) (GOI)	1,270	1,389,748
5.25%, 12/15/43	(Call 12/15/21) (GOI)	740	818,410
5.75%, 11/15/51	(Call 11/15/21)	90	101,162
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/19		510	529,895
5.00%, 04/01/19	(Call 04/01/18)	1,190	1,193,522
5.00%, 04/01/20	(Call 04/01/18)	150	150,461
Series A-5/6
5.50%, 04/01/19		325	339,417
Series B
5.00%, 04/01/19	(GOI)	305	316,898
Series-B-7V
1.07%, 04/01/20	(Put 03/07/18)[a]	200	200,000
New York Municipal Bond Bank Agency RB
5.00%, 12/01/19	(SAW)	50	52,961
5.00%, 12/01/21		1,000	1,114,660
New York Power Authority (The) RB
Series A
4.50%, 11/15/47	(Call 04/02/18) (NPFGC)	355	355,880
5.00%, 11/15/22	(GOI)	350	397,736
5.00%, 11/15/38	(Call 11/15/21) (GOI)	410	452,902
Series C
5.00%, 11/15/20	(Call 04/02/18) (NPFGC)	1,090	1,093,717
5.00%, 11/15/21	(Call 04/02/18) (NPFGC)	350	351,190
New York State Dormitory Authority RB
1.10%, 07/01/31	(Put 03/01/18)[a]	125	125,000

120	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 07/01/22	(Call 07/01/18)	$500	$506,105
5.00%, 07/01/22	(Call 07/01/19)	460	480,314
5.50%, 07/01/23	(NPFGC)	200	228,260
Series 1
5.50%, 07/01/40	(AMBAC)	400	516,104
Series A
5.00%, 05/15/18		685	690,014
5.00%, 03/15/20		800	855,128
5.00%, 05/15/20		520	558,574
5.00%, 12/15/20		150	163,625
5.00%, 03/15/21		825	904,711
5.00%, 02/15/24		1,000	1,153,600
5.00%, 03/15/24		500	579,340
5.00%, 12/15/24	(Call 12/15/22)	250	283,695
5.00%, 12/15/25	(Call 12/15/22)	1,000	1,133,310
5.00%, 02/15/26	(Call 02/15/24)	355	406,972
5.00%, 07/01/26		1,000	1,180,330
5.00%, 10/01/26		255	308,331
5.00%, 10/01/27		500	610,665
5.00%, 03/15/28	(Call 03/15/25)	340	393,339
5.00%, 03/15/28	(PR 03/15/18)	250	250,348
5.00%, 12/15/28	(Call 12/15/22)	575	648,859
5.00%, 03/15/30	(Call 03/15/25)	400	460,252
5.00%, 12/15/30	(Call 12/15/22)	500	563,495
5.00%, 03/15/31	(Call 03/15/25)	1,000	1,147,860
5.00%, 03/15/32	(Call 03/15/24)	340	385,716
5.00%, 03/15/35	(Call 03/15/25)	500	570,830
5.00%, 02/15/36	(Call 02/15/27)	500	572,085
5.00%, 07/01/37	(Call 07/01/22)	760	838,014
5.00%, 03/15/38	(Call 03/15/23)	500	557,795
5.00%, 02/15/40	(Call 08/15/26)	500	565,395
5.00%, 07/01/41	(Call 07/01/26)	250	280,338
5.00%, 02/15/43	(Call 02/15/23)	500	549,320
5.00%, 07/01/43	(Call 07/01/23)	1,025	1,146,678
5.00%, 03/15/44	(Call 03/15/24)	500	560,400
5.00%, 07/01/45	(Call 07/01/25)	100	110,573
5.00%, 07/01/46	(Call 01/01/27)	250	276,463
5.00%, 10/01/47		300	390,429
5.50%, 07/01/18	(NPFGC-FGIC)	375	380,332
Series A-2
5.00%, 10/01/46	(Call 04/01/26)	720	820,973
5.00%, 10/01/46		225	291,949
Series B
5.00%, 02/15/26		1,000	1,179,280

Security		Principal (000s)	Value
5.00%, 03/15/28	(PR 03/15/19)	$200	$207,400
5.00%, 02/15/31	(Call 02/15/25)	1,000	1,146,950
5.00%, 02/15/31	(Call 08/15/27)	750	880,747
5.00%, 03/15/31	(Call 03/15/22)	1,050	1,159,095
5.00%, 07/01/33	(PR 07/01/18) (AGM)	105	106,236
5.00%, 02/15/34	(Call 02/15/25)	500	571,090
5.00%, 02/15/34	(Call 08/15/27)	1,000	1,157,300
5.00%, 03/15/34	(Call 03/15/22)	440	484,110
5.00%, 03/15/35	(Call 03/15/22)	500	549,520
5.00%, 02/15/37	(Call 08/15/27)	500	574,665
5.00%, 02/15/38	(Call 02/15/25)	500	567,360
5.00%, 03/15/42	(Call 03/15/22)	600	656,274
5.00%, 02/15/43	(Call 08/15/27)	1,000	1,139,680
Series C
5.00%, 03/15/22	(PR 03/15/18)	500	500,695
5.00%, 03/15/25	(PR 03/15/18)	525	525,730
5.00%, 03/15/29	(Call 03/15/21)	220	239,958
5.00%, 03/15/31	(Call 03/15/21)	250	272,293
5.00%, 03/15/35	(Call 03/15/24)	500	564,840
5.00%, 03/15/41	(Call 03/15/21)	500	542,890
Series D
1.07%, 07/01/31	(Put 03/01/18)[a]	100	100,000
5.00%, 02/15/23		200	227,146
5.00%, 02/15/25		400	467,064
5.00%, 02/15/28	(Call 08/15/26)	200	234,720
5.00%, 02/15/40	(Call 02/15/22)	300	327,822
5.00%, 02/15/42	(Call 02/15/22)	250	272,988
Series E
5.00%, 02/15/23		500	567,865
5.00%, 02/15/24		1,000	1,153,600
5.00%, 03/15/31	(Call 09/15/25)	1,000	1,158,090
6.13%, 01/01/31	(Call 01/01/19)	250	259,735
Series F
5.00%, 10/01/26	(Call 10/01/22)	400	447,616
New York State Environmental Facilities Corp. RB
4.00%, 06/15/46	(Call 06/15/26)	800	836,728
5.00%, 06/15/18		100	101,068
5.00%, 06/15/21	(Call 06/15/18)	500	505,150
Series A
4.00%, 06/15/26	(Call 06/15/22)	420	450,215
5.00%, 06/15/18		500	505,340
5.00%, 06/15/19		600	627,426

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.00%, 06/15/20		$415	$447,125
5.00%, 06/15/22		375	423,780
5.00%, 06/15/23	(Call 06/15/22)	640	722,406
5.00%, 06/15/24	(Call 06/15/22)	640	720,435
5.00%, 06/15/34	(Call 06/15/19)	180	187,756
5.00%, 06/15/35	(Call 06/15/27)	1,200	1,396,380
5.13%, 06/15/38	(Call 06/15/19)	120	125,345
Series B
5.00%, 06/15/33	(Call 06/15/18)	500	504,760
5.00%, 06/15/41	(Call 06/15/21)	90	98,453
Series D
5.00%, 06/15/22		520	587,642
Series E
5.00%, 06/15/47	(Call 06/15/27)	1,000	1,146,170
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/27	(PR 04/01/18)	750	752,302
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	200	218,212
New York State Thruway Authority RB
5.00%, 01/01/31	(Call 01/01/25)	250	284,635
5.00%, 01/01/32	(Call 01/01/25)	340	386,424
Series A
4.00%, 01/01/51	(Call 01/01/26)	585	592,043
5.00%, 03/15/18		420	420,580
5.00%, 05/01/19		4,200	4,367,916
5.00%, 03/15/20		230	245,700
5.00%, 03/15/21	(Call 09/15/20)	85	92,243
5.00%, 03/15/23	(Call 09/15/21)	250	277,560
5.00%, 03/15/26	(PR 09/15/18)	300	305,976
5.00%, 03/15/29	(Call 09/15/20)	250	270,263
5.00%, 01/01/46	(Call 01/01/26)	500	554,210
5.00%, 01/01/51	(Call 01/01/26)	600	660,720
5.25%, 01/01/56	(Call 01/01/26)	2,185	2,457,557
Series B
5.50%, 04/01/20	(AMBAC)	260	281,055
Series C
5.25%, 03/15/19		250	259,890
Series H
5.00%, 01/01/19	(Call 04/02/18) (NPFGC)	400	401,164
5.00%, 01/01/21	(Call 04/02/18) (NPFGC)	225	225,644

Security		Principal (000s)	Value
Series I
5.00%, 01/01/37	(Call 01/01/22)	$300	$328,605
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,089,980
Series K
5.00%, 01/01/30	(Call 01/01/25)	465	531,286
New York State Urban Development Corp. RB
5.00%, 12/15/18		195	200,636
5.00%, 03/15/28	(PR 03/15/19)	220	227,909
5.00%, 03/15/28	(Call 03/15/19)	30	31,050
Series A
5.00%, 03/15/19		725	751,825
5.00%, 03/15/20		1,000	1,068,260
5.00%, 03/15/22		145	162,204
5.00%, 03/15/23		1,570	1,785,687
5.00%, 03/15/25		350	409,083
5.00%, 03/15/29	(Call 09/15/25)	750	876,375
5.00%, 03/15/31	(Call 03/15/21)	250	272,293
5.00%, 03/15/31	(Call 03/15/26)	400	460,136
5.00%, 03/15/32	(Call 03/15/27)	500	579,490
5.00%, 03/15/32	(Call 03/15/26)	600	687,888
5.00%, 03/15/35	(Call 09/15/25)	350	405,331
5.00%, 03/15/35	(Call 03/15/26)	200	227,150
Series A-1
5.00%, 03/15/21		450	493,056
5.00%, 03/15/22		400	447,460
5.00%, 03/15/28	(Call 03/15/23)	520	585,874
5.00%, 03/15/43	(Call 03/15/23)	240	265,826
Series B
5.00%, 01/01/21	(Call 07/01/18)	750	758,752
Series B-1
5.00%, 03/15/36	(PR 03/15/19)	250	259,250
5.25%, 03/15/38	(PR 03/15/19)	120	124,747
Series C
4.00%, 03/15/47	(Call 09/15/27)	500	512,360
5.00%, 03/15/24	(Call 03/15/23)	700	797,608
Series D
5.25%, 01/01/20	(Call 01/01/19)	650	670,579
5.50%, 01/01/19		400	413,488
5.63%, 01/01/28	(Call 01/01/19)	400	413,764
Series E
5.00%, 03/15/25	(Call 03/15/23)	100	113,534

122	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Onondaga County Trust for Cultural Resources RB
Series A
1.07%, 12/01/29	(Put 03/07/18)[a]	$370	$370,000
Port Authority of New York & New Jersey RB
4.00%, 09/15/31	(Call 09/15/19)	500	513,210
4.00%, 12/01/31	(Call 06/01/22) (GOI)	250	262,950
4.00%, 06/01/32	(Call 06/01/22)	170	178,388
4.00%, 12/15/40	(Call 06/15/24)	400	412,092
4.00%, 06/15/44	(Call 06/15/24)	250	256,988
4.50%, 09/15/39	(Call 09/15/19) (GOI)	475	493,164
4.75%, 07/15/31	(Call 07/15/18) (GOI)	200	202,426
4.75%, 07/15/32	(Call 07/15/18) (GOI)	130	131,529
5.00%, 09/01/34	(Call 09/01/24)	250	285,015
5.00%, 07/15/35	(Call 07/15/18) (GOI)	200	202,692
5.00%, 09/01/36	(Call 09/01/24)	400	453,980
5.00%, 09/15/36	(Call 09/15/19) (GOI)	200	209,964
5.00%, 01/15/41	(Call 01/15/21) (GOI)	250	270,808
5.00%, 10/15/47	(Call 04/15/27)	750	851,572
5.00%, 04/15/57	(Call 04/15/27)	500	561,010
Series 163
5.00%, 07/15/32	(Call 07/15/20) (GOI)	275	295,982
Series 190
5.00%, 05/01/33	(Call 05/01/20)	250	266,678
Series 194
5.00%, 10/15/29	(Call 10/15/25)	1,000	1,162,640
5.00%, 10/15/34	(Call 10/15/25)	500	574,620
5.00%, 10/15/41	(Call 10/15/25)	500	565,825
Series 198
5.00%, 11/15/46	(Call 11/15/26)	1,000	1,137,370
5.25%, 11/15/56	(Call 11/15/26)	500	575,660
Series 205
5.00%, 11/15/42	(Call 11/15/27)	405	464,648
Series 5
5.38%, 03/01/28	(GOI)	500	589,565

Security		Principal (000s)	Value
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/18		$1,250	$1,278,662
5.00%, 10/15/19		935	988,230
5.00%, 10/15/20		1,535	1,670,402
5.00%, 10/15/21		250	278,558
5.00%, 10/15/23		300	347,259
5.00%, 10/15/24		1,750	2,058,525
5.00%, 10/15/28	(Call 10/15/24)	1,750	2,039,712
5.00%, 10/15/30	(Call 10/15/24)	750	868,177
5.00%, 10/15/31	(Call 10/15/24)	1,385	1,601,392
State of New York GO
Series A
5.00%, 02/15/34	(Call 02/15/19)	475	490,437
5.00%, 02/15/39	(Call 02/15/19)	450	463,927
Suffolk County Water Authority RB
4.00%, 06/01/31	(Call 06/01/25)	1,000	1,071,400
Syracuse Industrial Development Agency RB
Series A-2
1.09%, 12/01/37	(Put 03/01/18)[a]	275	275,000
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/43	(Call 05/15/28)	500	574,505
Series A
0.00%, 11/15/30[b]		445	288,894
0.00%, 11/15/32[b]		200	119,562
5.00%, 11/15/19	(PR 05/15/18) (GOI)	250	251,913
5.00%, 11/15/22		150	170,025
5.00%, 01/01/23	(PR 01/01/22)	75	83,676
5.00%, 11/15/24	(Call 05/15/23)	125	142,510
5.00%, 11/15/24		200	234,580
5.00%, 11/15/27	(Call 05/15/23)	500	567,400
5.00%, 01/01/28	(PR 01/01/22)	350	390,992
5.00%, 11/15/37	(PR 05/15/18) (GOI)	2,350	2,367,977
5.00%, 11/15/40	(Call 05/15/25)	250	282,508
5.00%, 11/15/46	(Call 05/15/26)	1,375	1,545,926
5.00%, 11/15/47	(Call 05/15/27)	1,500	1,702,170
5.25%, 01/01/28	(PR 01/01/22) (GOI)	425	478,690

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series B
0.00%, 11/15/32[b]		$700	$421,505
4.00%, 11/15/21		200	215,912
5.00%, 11/15/19		675	714,555
5.00%, 11/15/20		765	833,093
5.00%, 11/15/21		400	446,100
5.00%, 11/15/22		500	568,195
5.00%, 11/15/25	(Call 11/15/22)	710	805,126
5.00%, 11/15/27	(Call 11/15/22)	415	468,415
5.00%, 11/15/31	(Call 05/15/27)	1,000	1,170,270
5.00%, 11/15/35	(Call 05/15/27)	325	374,377
5.00%, 11/15/37	(Call 05/15/27)	400	458,700
5.00%, 11/15/38	(Call 05/15/27)	250	286,257
5.50%, 01/01/30	(PR 01/01/22) (GOI)	945	1,057,181
Series C
5.00%, 11/15/38	(PR 11/15/18)	340	348,864
5.00%, 11/15/38	(Call 11/15/18)	210	215,040
Series D
5.00%, 11/15/31	(PR 11/15/18)	400	410,428
5.00%, 11/15/31	(Call 11/15/18)	250	255,858
Series E
5.50%, 11/15/19	(NPFGC)	255	271,766
Utility Debt Securitization Authority RB
5.00%, 12/15/32	(Call 12/15/25)	1,000	1,162,780
5.00%, 12/15/35	(Call 12/15/25)	600	693,108
5.00%, 12/15/36	(Call 12/15/25)	150	172,937
5.00%, 12/15/37	(Call 12/15/25)	750	862,417
5.00%, 12/15/39	(Call 12/15/27)	1,200	1,395,540
Series A
5.00%, 12/15/35	(Call 06/15/26)	375	433,219
Series B
5.00%, 06/15/20	(Call 06/15/18)	250	252,620
5.00%, 12/15/22	(Call 12/15/20)	505	550,869
5.00%, 06/15/23	(Call 06/15/21)	600	662,598
5.00%, 12/15/24	(Call 12/15/22)	200	227,250
Series TE
5.00%, 12/15/29	(Call 12/15/23)	1,250	1,436,937
5.00%, 12/15/30	(Call 12/15/23)	750	860,850
5.00%, 12/15/35	(Call 12/15/23)	1,000	1,138,490
5.00%, 12/15/41	(Call 12/15/23)	1,995	2,258,619

			292,344,398

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $291,450,590)			292,344,398

Value
TOTAL INVESTMENTS IN SECURITIES — 99.05%	$292,344,398
(Cost: $291,450,590)
Other Assets, Less Liabilities — 0.95%	2,812,654

NET ASSETS — 100.00%	$295,157,052

BAB  —  Build America Bond

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

PR  —  Prerefunded

RB  —  Revenue Bond

SAW  —  State Aid Withholding

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. – Financial Guaranty Insurance Co.

[a]	Variable rate security that is payable on demand on each reset date. Rate shown is the rate in effect as of period end.
[b]	Zero-coupon bond.

124	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NEW YORK MUNI BOND ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal bonds & notes	$—	$292,344,398	$—	$292,344,398

Total	$—	$292,344,398	$—	$292,344,398

See notes to financial statements.

SCHEDULES OF INVESTMENTS	125

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2018

	iShares California Muni Bond ETF		iShares National Muni Bond ETF	iShares Short-Term National Muni Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$878,843,914		$8,969,547,250	$1,539,751,202
Affiliated (Note 2)	—		16,463,338	3,909,911

Total cost of investments in securities	$878,843,914		$8,986,010,588	$1,543,661,113

Investments in securities, at fair value (Note 1):
Unaffiliated	$883,607,508		$8,993,967,018	$1,529,689,434
Affiliated (Note 2)	—		16,466,689	3,910,314
Cash	55,017		—	—
Receivables:
Dividends and interest	10,177,823		101,230,245	18,371,037

Total Assets	893,840,348		9,111,663,952	1,551,970,785

LIABILITIES
Payables:
Investment securities purchased	7,557,185		26,516,536	14,885,974
Capital shares redeemed	—		1,371,722	—
Investment advisory fees (Note 2)	167,376		1,771,918	294,054

Total Liabilities	7,724,561		29,660,176	15,180,028

NET ASSETS	$886,115,787		$9,082,003,776	$1,536,790,757

Net assets consist of:
Paid-in capital	$879,771,712		$9,068,543,161	$1,546,161,426
Undistributed net investment income	1,672,569		19,491,007	1,656,539
Accumulated net realized loss	(92,088)		(30,453,511)	(965,843)
Net unrealized appreciation (depreciation)	4,763,594		24,423,119	(10,061,365)

NET ASSETS	$886,115,787		$9,082,003,776	$1,536,790,757

Shares outstanding[a]	15,250,000	[b]	83,600,000	14,650,000

Net asset value per share	$58.11	[b]	$108.64	$104.90

[a]	No par value, unlimited number of shares authorized.
[b]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective after the close of trading on October 17, 2017. See Note 4.

See notes to financial statements.

126	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2018

	iShares New York Muni Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$291,450,590

Total cost of investments in securities	$291,450,590

Investments in securities, at fair value (Note 1):
Unaffiliated	$292,344,398
Cash	93,579
Receivables:
Interest	3,285,567
Capital shares sold	2,734,753

Total Assets	298,458,297

LIABILITIES
Payables:
Investment securities purchased	3,245,148
Investment advisory fees (Note 2)	56,097

Total Liabilities	3,301,245

NET ASSETS	$295,157,052

Net assets consist of:
Paid-in capital	$293,632,411
Undistributed net investment income	639,032
Accumulated net realized loss	(8,199)
Net unrealized appreciation	893,808

NET ASSETS	$295,157,052

Shares outstanding[a]	5,400,000	[b]

Net asset value per share	$54.66	[b]

[a]	No par value, unlimited number of shares authorized.
[b]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective after the close of trading on October 17, 2017. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	127

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2018

	iShares California Muni Bond ETF	iShares National Muni Bond ETF	iShares Short-Term National Muni Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$—	$615,938	$151,880
Interest — unaffiliated	18,783,231	219,135,780	18,144,380

Total investment income	18,783,231	219,751,718	18,296,260

EXPENSES
Investment advisory fees (Note 2)	1,979,040	21,709,229	3,731,121
Proxy fees	15,901	173,501	30,964

Total expenses	1,994,941	21,882,730	3,762,085

Net investment income	16,788,290	197,868,988	14,534,175

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	297,416	3,812,947	(118,860)
Investments — affiliated (Note 2)	—	(1,377)	6,275
In-kind redemptions — unaffiliated	—	(3,736,511)	(58,313)
Realized gain distributions from affiliated funds	—	26,035	3,620

Net realized gain (loss)	297,416	101,094	(167,278)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(2,129,230)	(50,309,262)	(12,420,686)
Investments — affiliated (Note 2)	—	(7,899)	(863)

Net change in unrealized appreciation/depreciation	(2,129,230)	(50,317,161)	(12,421,549)

Net realized and unrealized loss	(1,831,814)	(50,216,067)	(12,588,827)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,956,476	$147,652,921	$1,945,348

See notes to financial statemients.

128	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2018

iShares New York Muni Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$7,214,355

Total investment income	7,214,355

EXPENSES
Investment advisory fees (Note 2)	678,895
Proxy fees	5,504

Total expenses	684,399

Net investment income	6,529,956

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	277,688

Net realized gain	277,688

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(2,623,510)

Net change in unrealized appreciation/depreciation	(2,623,510)

Net realized and unrealized loss	(2,345,822)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,184,134

See notes to financial statements.

FINANCIAL STATEMENTS	129

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares California Muni Bond ETF		iShares National Muni Bond ETF
	Year ended February 28, 2018[a]	Year ended February 28, 2017[a]	Year ended February 28, 2018	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$16,788,290	$13,827,988	$197,868,988	$163,787,991
Net realized gain (loss)	297,416	(170,891)	101,094	(1,919,254)
Net change in unrealized appreciation/depreciation	(2,129,230)	(18,935,456)	(50,317,161)	(181,064,464)

Net increase (decrease) in net assets resulting from operations	14,956,476	(5,278,359)	147,652,921	(19,195,727)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,515,297)	(13,134,908)	(195,264,102)	(154,895,694)

Total distributions to shareholders	(16,515,297)	(13,134,908)	(195,264,102)	(154,895,694)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	161,880,187	256,436,811	1,965,733,780	2,785,294,355
Cost of shares redeemed	(2,848)	(17,402,955)	(667,644,851)	(1,047,695,282)

Net increase in net assets from capital share transactions	161,877,339	239,033,856	1,298,088,929	1,737,599,073

INCREASE IN NET ASSETS	160,318,518	220,620,589	1,250,477,748	1,563,507,652

NET ASSETS
Beginning of year	725,797,269	505,176,680	7,831,526,028	6,268,018,376

End of year	$886,115,787	$725,797,269	$9,082,003,776	$7,831,526,028

Undistributed net investment income included in net assets at end of year	$1,672,569	$1,399,576	$19,491,007	$16,865,698

SHARES ISSUED AND REDEEMED
Shares sold	2,750,000	4,300,000	17,800,000	25,200,000
Shares redeemed	—	(300,000)	(6,100,000)	(9,600,000)

Net increase in shares outstanding	2,750,000	4,000,000	11,700,000	15,600,000

[a]	Share transactions reflect a two-for-one stock split effective after the close of trading on October 17, 2017. See Note 4.

See notes to financial statements.

130	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Short-Term National Muni Bond ETF		iShares New York Muni Bond ETF
	Year ended February 28, 2018	Year ended February 28, 2017	Year ended February 28, 2018[a]	Year ended February 28, 2017[a]

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$14,534,175	$9,030,822	$6,529,956	$5,639,023
Net realized gain (loss)	(167,278)	67,374	277,688	103,213
Net change in unrealized appreciation/depreciation	(12,421,549)	(5,344,778)	(2,623,510)	(6,547,921)

Net increase (decrease) in net assets resulting from operations	1,945,348	3,753,418	4,184,134	(805,685)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,270,973)	(8,382,506)	(6,415,023)	(5,539,972)
From net realized gain	—	—	(247,622)	—

Total distributions to shareholders	(14,270,973)	(8,382,506)	(6,662,645)	(5,539,972)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	190,071,704	495,331,928	55,445,126	39,772,543
Cost of shares redeemed	(79,005,650)	(63,405,366)	—	(11,041,251)

Net increase in net assets from capital share transactions	111,066,054	431,926,562	55,445,126	28,731,292

INCREASE IN NET ASSETS	98,740,429	427,297,474	52,966,615	22,385,635

NET ASSETS
Beginning of year	1,438,050,328	1,010,752,854	242,190,437	219,804,802

End of year	$1,536,790,757	$1,438,050,328	$295,157,052	$242,190,437

Undistributed net investment income included in net assets at end of year	$1,656,539	$1,390,497	$639,032	$524,100

SHARES ISSUED AND REDEEMED
Shares sold	1,800,000	4,700,000	1,000,000	700,000
Shares redeemed	(750,000)	(600,000)	—	(200,000)

Net increase in shares outstanding	1,050,000	4,100,000	1,000,000	500,000

[a]	Share transactions reflect a two-for-one stock split effective after the close of trading on October 17, 2017. See Note 4.

See notes to financial statements.

FINANCIAL STATEMENTS	131

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares California Muni Bond ETF
	Year ended Feb. 28, 2018[a]	Year ended Feb. 28, 2017[a]	Year ended Feb. 29, 2016[a]	Year ended Feb. 28, 2015[a]	Year ended Feb. 28, 2014[a]
Net asset value, beginning of year	$58.06	$59.43	$58.83	$56.71	$58.09

Income from investment operations:
Net investment income[b]	1.25	1.30	1.46	1.65	1.71
Net realized and unrealized gain (loss)[c]	0.04	(1.41)	0.64	2.11	(1.38)

Total from investment operations	1.29	(0.11)	2.10	3.76	0.33

Less distributions from:
Net investment income	(1.24)	(1.26)	(1.50)	(1.64)	(1.71)

Total distributions	(1.24)	(1.26)	(1.50)	(1.64)	(1.71)

Net asset value, end of year	$58.11	$58.06	$59.43	$58.83	$56.71

Total return	2.21%	(0.21)%	3.69%	6.65%	0.67%

Ratios/Supplemental data:
Net assets, end of year (000s)	$886,116	$725,797	$505,177	$382,373	$249,546
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.12%	2.19%	2.49%	2.83%	3.06%
Portfolio turnover rate[d]	32%	25%	8%	6%	15%

[a]	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 17, 2017. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

132	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares National Muni Bond ETF
	Year ended Feb. 28, 2018	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014
Net asset value, beginning of year	$108.92	$111.33	$110.30	$107.15	$111.51

Income from investment operations:
Net investment income[a]	2.51	2.48	2.67	2.99	3.15
Net realized and unrealized gain (loss)[b]	(0.29)	(2.51)	1.12	3.14	(4.35)

Total from investment operations	2.22	(0.03)	3.79	6.13	(1.20)

Less distributions from:
Net investment income	(2.50)	(2.38)	(2.76)	(2.98)	(3.16)

Total distributions	(2.50)	(2.38)	(2.76)	(2.98)	(3.16)

Net asset value, end of year	$108.64	$108.92	$111.33	$110.30	$107.15

Total return	2.04%	(0.05)%	3.54%	5.76%	(1.02)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$9,082,004	$7,831,526	$6,268,018	$4,511,068	$3,161,011
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.28%	2.23%	2.44%	2.74%	2.96%
Portfolio turnover rate[c]	10%	8%	10%	5%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	133

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Short-Term National Muni Bond ETF
	Year ended Feb. 28, 2018	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014
Net asset value, beginning of year	$105.74	$106.40	$106.06	$106.55	$106.51

Income from investment operations:
Net investment income[a]	1.03	0.84	0.81	0.80	0.88
Net realized and unrealized gain (loss)[b]	(0.86)	(0.71)	0.35	(0.49)	0.05

Total from investment operations	0.17	0.13	1.16	0.31	0.93

Less distributions from:
Net investment income	(1.01)	(0.79)	(0.82)	(0.80)	(0.89)

Total distributions	(1.01)	(0.79)	(0.82)	(0.80)	(0.89)

Net asset value, end of year	$104.90	$105.74	$106.40	$106.06	$106.55

Total return	0.16%	0.14%	1.13%	0.26%	0.88%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,536,791	$1,438,050	$1,010,753	$890,876	$820,448
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.97%	0.79%	0.76%	0.76%	0.83%
Portfolio turnover rate[c]	21%	19%	23%	23%	22%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

134	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares New York Muni Bond ETF
	Year ended Feb. 28, 2018[a]	Year ended Feb. 28, 2017[a]	Year ended Feb. 29, 2016[a]	Year ended Feb. 28, 2015[a]	Year ended Feb. 28, 2014[a]
Net asset value, beginning of year	$55.04	$56.36	$55.76	$54.02	$55.95

Income from investment operations:
Net investment income[b]	1.34	1.34	1.44	1.55	1.60
Net realized and unrealized gain (loss)[c]	(0.35)	(1.34)	0.61	1.75	(1.93)

Total from investment operations	0.99	0.00	2.05	3.30	(0.33)

Less distributions from:
Net investment income	(1.32)	(1.32)	(1.45)	(1.56)	(1.60)
Net realized gain	(0.05)	—	—	—	—

Total distributions	(1.37)	(1.32)	(1.45)	(1.56)	(1.60)

Net asset value, end of year	$54.66	$55.04	$56.36	$55.76	$54.02

Total return	1.79%	(0.01)%	3.79%	6.13%	(0.53)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$295,157	$242,190	$219,805	$167,265	$124,244
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.40%	2.38%	2.60%	2.82%	2.99%
Portfolio turnover rate[d]	31%	21%	11%	8%	7%

[a]	Per share amounts reflect a two-for-one stock split effective after the close of trading on October 17, 2017. See Note 4.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	135

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
California Muni Bond	Non-diversified
National Muni Bond	Diversified
Short-Term National Muni Bond	Diversified
New York Muni Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type;

136	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	137

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

In addition, the iShares National Muni Bond ETF may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

138	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares National Muni Bond ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
California Muni Bond	$431,334,457	$252,567,027
National Muni Bond	1,907,370,001	862,684,224
Short-Term National Muni Bond	560,155,956	295,373,438
New York Muni Bond	141,578,022	82,380,501

In-kind transactions (see Note 4) for the year ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
California Muni Bond	$2,834,214	$—
National Muni Bond	990,091,086	530,523,472
Short-Term National Muni Bond	29,948,369	39,941,548

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

NOTES TO FINANCIAL STATEMENTS	139

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Board authorized a two-for-one stock split for each of the iShares California Muni Bond ETF and iShares New York Muni Bond ETF, effective after the close of trading on October 17, 2017. The impact of the stock splits was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock splits.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

140	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes as well as uncertainties in the municipal market related to, government regulation, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues from the project or the assets.

When a municipal bond fund concentrates its investments in issuers located in a single state, it assumes the risk that economic, political and social conditions affecting that state may have a significant impact on its investment performance.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of February 28, 2018, attributable to the expiration of capital loss carry forwards, distributions received from a regulated investment company, realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
National Muni Bond	$(6,776,662)	$20,423	$6,756,239
Short-Term National Muni Bond	(65,563)	2,840	62,723
New York Muni Bond	—	(1)	1

The tax character of distributions paid during the years ended February 28, 2018 and February 28, 2017 was as follows:

iShares ETF	2018	2017
California Muni Bond
Ordinary income	$13,247	$29,858
Tax-exempt income	16,502,050	13,105,050

	$16,515,297	$13,134,908

National Muni Bond
Ordinary income	$125,425	$212,903
Tax-exempt income	195,138,677	154,682,791

	$195,264,102	$154,895,694

NOTES TO FINANCIAL STATEMENTS	141

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	2018	2017
Short-Term National Muni Bond
Ordinary income	$33,362	$36,264
Tax-exempt income	14,237,611	8,346,242

	$14,270,973	$8,382,506

New York Muni Bond
Ordinary income	$8,342	$17,273
Long-term capital gain	247,621	—
Tax-exempt income	6,406,682	5,522,699

	$6,662,645	$5,539,972

As of February 28, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
California Muni Bond	$1,672,569	$(89,210)	$4,760,716	$—	$6,344,075
National Muni Bond	19,491,007	(30,316,830)	24,286,438	—	13,460,615
Short-Term National Muni Bond	1,656,539	(962,576)	(10,064,632)	—	(9,370,669)
New York Muni Bond	639,032	—	893,808	(8,199)	1,524,641

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.
[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

As of February 28, 2018, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
California Muni Bond	$89,210
National Muni Bond	30,316,830
Short-Term National Muni Bond	962,576

For the year ended February 28, 2018, the following Funds utilized their capital loss carryforwards as follows:

iShares ETF	Utilized
California Muni Bond	$297,416
National Muni Bond	3,540,017
New York Muni Bond	1,632

142	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Muni Bond	$878,846,792	$12,983,151	$(8,222,435)	$4,760,716
National Muni Bond	8,986,147,268	119,216,608	(94,930,169)	24,286,439
Short-Term National Muni Bond	1,543,664,380	544,504	(10,609,136)	(10,064,632)
New York Muni Bond	291,450,590	4,081,040	(3,187,232)	893,808

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	143

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares California Muni Bond ETF, iShares National Muni Bond ETF,

iShares Short-Term National Muni Bond ETF and iShares New York Muni Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares California Muni Bond ETF, iShares National Muni Bond ETF, iShares Short-Term National Muni Bond ETF and iShares New York Muni Bond ETF (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2018, the related statements of operations for the year ended February 28, 2018, the statements of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2018 and each of the financial highlights for each of the five years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

April 19, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

144	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The Funds designate the following percentage of distributions from net investment income as exempt-interest dividends for the fiscal year ended February 28, 2018:

iShares ETF	Exempt- Interest Dividends
California Muni Bond	99.92%
National Muni Bond	99.94
Short-Term National Muni Bond	99.77
New York Muni Bond	99.87

For California income tax purposes, the iShares California AMT-Free Muni Bond ETF designates 99.92% of its distributions paid from net investment income during the fiscal year ended February 28, 2018 as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

Additionally, all ordinary income distributions are comprised of interest related dividends for non-U.S. residents and are eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

The iShares New York Muni Bond ETF hereby designates $247,621 as 20% rate long-term capital gain dividends for the fiscal year ended February 28, 2018.

TAX INFORMATION	145

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
California Muni Bond	$1.237625	$—	$—	$1.237625	100%	—%	—%		100%
National Muni Bond	2.498073	—	—	2.498073	100	—	—		100
Short Term National Muni Bond	1.004669	—	0.004583	1.009252	100	—	0	[a]	100
New York Muni Bond	1.323004	0.048082	—	1.371086	96	4	—		100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

146	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares California Muni Bond ETF

Period Covered: January 1, 2013 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	44	3.49
Greater than 0.0% and Less than 0.5%	910	72.28
At NAV	11	0.87
Less than 0.0% and Greater than –0.5%	187	14.85
Less than –0.5% and Greater than –1.0%	26	2.07
Less than –1.0% and Greater than –1.5%	59	4.69
Less than –1.5% and Greater than –2.0%	16	1.27
Less than –2.0% and Greater than –2.5%	3	0.24
Less than –2.5%	2	0.16

	1,259	100.00%

iShares National Muni Bond ETF

Period Covered: January 1, 2013 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	20	1.59%
Greater than 0.0% and Less than 0.5%	753	59.80
At NAV	43	3.42
Less than 0.0% and Greater than –0.5%	364	28.91
Less than –0.5% and Greater than –1.0%	50	3.97
Less than –1.0% and Greater than –1.5%	25	1.99
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	2	0.16

	1,259	100.00%

SUPPLEMENTAL INFORMATION	147

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Short-Term National Muni Bond ETF

Period Covered: January 1, 2013 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	1	0.08%
Greater than 0.0% and Less than 0.5%	911	72.36
At NAV	34	2.70
Less than 0.0% and Greater than –0.5%	308	24.46
Less than –0.5% and Greater than –1.0%	3	0.24
Less than –1.0% and Greater than –1.5%	2	0.16

	1,259	100.00%

iShares New York Muni Bond ETF

Period Covered: January 1, 2013 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	52	4.13
Greater than 0.0% and Less than 0.5%	809	64.26
At NAV	12	0.95
Less than 0.0% and Greater than –0.5%	263	20.89
Less than –0.5% and Greater than –1.0%	32	2.54
Less than –1.0% and Greater than –1.5%	36	2.86
Less than –1.5% and Greater than –2.0%	50	3.97
Less than –2.0% and Greater than –2.5%	3	0.24
Less than –2.5% and Greater than –3.0%	1	0.08

	1,259	100.00%

148	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 347 funds (as of February 28, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	149

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

150	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford

University Graduate School of

Business (2001-2017); Professor of

Law (by courtesy), Stanford Law

School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	151

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

152	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	153

Notes:

154	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-206-0218

FEBRUARY 28, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares 1-3 Year Credit Bond ETF | CSJ | NASDAQ
➢	iShares U.S. Credit Bond ETF | CRED | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. CREDIT BOND MARKET OVERVIEW

U.S. investment-grade, credit-sensitive bond performance was positive during the 12 months ended February 28, 2018 (“reporting period”). The Bloomberg Barclays U.S. Credit Bond Index, a measure of U.S. dollar-denominated credit-sensitive bond performance, returned 2.12% for the reporting period, compared with the 0.51% return of the broad Bloomberg Barclays U.S. Aggregate Bond Index. Credit-sensitive bonds tend to react to changes in the economy or other factors that affect the issuer’s ability to meet its debt obligations.

The primary factors affecting bond market performance during the reporting period were a strengthening U.S. economy and federal tax reform. The final nine months of 2017 were the strongest three consecutive quarters of economic growth in more than 12 years. Key economic drivers included an increase in manufacturing activity and the lowest unemployment rate since December 2000.

In December 2017, the U.S. government passed federal tax reform legislation that included a steep reduction in corporate tax rates and a modest decrease in individual tax rates. The tax reform improved investors’ expectations for capital spending and economic growth, but it also raised concerns about federal budget deficits and higher inflation.

The annual consumer inflation rate remained near the 2% level targeted by the U.S. Federal Reserve Bank (“Fed”). However, signs of increasing inflation emerged late in the reporting period, including a sharp rise in energy prices and higher prices at the producer level. Inflation is typically measured in terms of both final (consumer) and intermediate (producer) goods; the Fed targets inflation in final goods.

In this environment, the Fed raised its short-term interest rate target three times during the reporting period to its highest level since October 2008. The Fed also began to reduce the amount of U.S. Treasury bonds and mortgage-backed securities on its balance sheet in October 2017. The interest rate increases and balance sheet reduction were part of the Fed’s plan to gradually reverse substantial economic stimulus measures, implemented in response to the 2008 credit crisis, and re-establish more normal monetary policy conditions.

A stronger economy, expectations of rising growth and inflation due to the tax cuts, and the Fed’s interest rate increases led to higher Treasury bond yields and lower bond prices, particularly in the latter half of the reporting period. However, credit-sensitive investment-grade bonds outperformed Treasury bonds as the difference in yield between credit-sensitive bonds and Treasury securities narrowed during the reporting period.

The performance of credit-sensitive bonds was a consequence of strong investor demand for yield. In particular, credit-sensitive bonds with lower credit ratings, which tend to have the highest yields, were the best performers for the reporting period, bolstered by the strong fundamentals of the domestic economy and a relatively low amount of defaults. Reflecting the Fed’s actions and investor demand, yields on short-term securities rose, while those on longer-term bonds were little changed. Consequently, the shortest-term credit-sensitive bonds posted modest gains, while intermediate- and longer-term securities generated stronger returns.

While overall issuance of corporate bonds hit a record high in 2017, net new corporate bond supply (which accounts for maturities and coupon payments of existing bonds) was lower than in either of the prior two years. In addition, federal tax reform made it less attractive for corporations to issue bonds and less costly to repatriate cash held overseas.

Among credit-sensitive bonds, U.S. corporate securities generated the best returns for the reporting period. U.S. dollar-denominated foreign bonds also advanced, helped by strong investor demand and healthy economic growth in emerging and developed markets.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® 1-3 YEAR CREDIT BOND ETF

Performance as of February 28, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.42%	0.35%	0.70%	0.42%	0.35%	0.70%
5 Years	0.99%	0.94%	1.29%	5.03%	4.77%	6.63%
10 Years	2.11%	2.03%	2.52%	23.17%	22.32%	28.23%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$993.40	$0.94	$1,000.00	$1,023.90	$0.95	0.19%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

The iShares 1-3 Year Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and three years, as represented by the Bloomberg Barclays U.S. 1-3 Year Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2018, the total return for the Fund was 0.42%, net of fees, while the total return for the Index was 0.70%.

ALLOCATION BY INVESTMENT TYPE

As of 2/28/18

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	82.94%
Foreign Government Obligations	17.06

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/28/18

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	17.75%
Aa	14.35
A	37.64
Baa	27.83
Ba	0.91
Not Rated	1.52

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® U.S. CREDIT BOND ETF

Performance as of February 28, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.92%	1.80%	2.12%	1.92%	1.80%	2.12%
5 Years	2.56%	2.53%	2.77%	13.50%	13.33%	14.61%
10 Years	4.75%	4.60%	5.01%	59.01%	56.76%	63.11%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$982.80	$0.74	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® U.S. CREDIT BOND ETF

The iShares U.S. Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds, as represented by the Bloomberg Barclays U.S. Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2018, the total return for the Fund was 1.92%, net of fees, while the total return for the Index was 2.12%.

ALLOCATION BY INVESTMENT TYPE

As of 2/28/18

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	87.00%
Foreign Government Obligations	10.97
Municipal Debt Obligations	2.03

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/28/18

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	9.28%
Aa	10.60
A	35.98
Baa	39.89
Ba	2.78
Not Rated	1.47

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 81.33%

ADVERTISING — 0.21%
Omnicom Group Inc.
4.45%, 08/15/20[a]	$10,660	$11,033,633
6.25%, 07/15/19[a]	11,405	11,928,718

		22,962,351
AEROSPACE & DEFENSE — 1.57%
Boeing Capital Corp.
4.70%, 10/27/19	5,250	5,439,262
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)[a]	10,000	9,764,500
4.88%, 02/15/20[a]	9,409	9,837,392
6.00%, 03/15/19	5,460	5,648,534
Harris Corp.
2.70%, 04/27/20 (Call 03/27/20)	13,005	12,934,643
L3 Technologies Inc.
4.75%, 07/15/20	10,897	11,293,760
5.20%, 10/15/19[a]	4,445	4,605,509
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	11,005	10,901,443
4.25%, 11/15/19[a]	11,335	11,646,486
Northrop Grumman Corp.
2.08%, 10/15/20[a]	14,510	14,209,062
5.05%, 08/01/19	1,197	1,237,997
Raytheon Co.
3.13%, 10/15/20[a]	16,437	16,606,137
4.40%, 02/15/20[a]	5,160	5,338,588
Rockwell Collins Inc.
1.95%, 07/15/19	2,910	2,881,104
United Technologies Corp.
1.50%, 11/01/19[a]	13,525	13,285,066
1.90%, 05/04/20[a]	19,245	18,918,990
4.50%, 04/15/20[a]	16,350	16,969,174

		171,517,647
AGRICULTURE — 1.23%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	20,490	20,421,358
9.25%, 08/06/19[a]	7,231	7,888,443

Security	Principal (000s)	Value
BAT Capital Corp.
2.30%, 08/14/20[a,b]	$17,045	$16,738,020
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)[a]	4,480	4,517,766
8.50%, 06/15/19	7,525	8,048,590
Philip Morris International Inc.
1.88%, 11/01/19	7,500	7,399,350
2.00%, 02/21/20[a]	12,500	12,314,625
4.50%, 03/26/20[a]	10,844	11,211,720
Reynolds American Inc.
3.25%, 06/12/20[a]	21,999	22,100,635
6.88%, 05/01/20[a]	12,405	13,389,709
8.13%, 06/23/19	9,175	9,796,698

		133,826,914
AIRLINES — 0.24%
Continental Airlines Inc. Pass Through Trust
Series 2009-2, Class A
7.25%, 11/10/19	945	1,002,940
Delta Air Lines Inc.
2.88%, 03/13/20	13,840	13,803,739
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	7,891	7,830,713
2.75%, 11/06/19 (Call 10/06/19)	3,320	3,319,801

		25,957,193
AUTO MANUFACTURERS — 3.15%
American Honda Finance Corp.
1.20%, 07/12/19	9,655	9,474,741
1.95%, 07/20/20[a]	4,510	4,428,820
2.00%, 11/13/19[a]	7,500	7,425,075
2.00%, 02/14/20	6,590	6,507,296
2.15%, 03/13/20	400	395,764
2.25%, 08/15/19	10,128	10,073,309
2.45%, 09/24/20[a]	10,055	9,961,690
2.65%, 02/12/21	12,500	12,444,750
Ford Motor Credit Co. LLC
1.90%, 08/12/19	1,200	1,182,288
2.02%, 05/03/19	6,850	6,783,281
2.26%, 03/28/19	2,145	2,131,422
2.34%, 11/02/20	12,000	11,703,240

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.38%, 03/12/19[a]	$7,300	$7,266,055
2.43%, 06/12/20[a]	13,450	13,209,110
2.46%, 03/27/20[a]	10,750	10,592,513
2.60%, 11/04/19	14,281	14,188,888
2.68%, 01/09/20	17,060	16,937,680
3.16%, 08/04/20	12,700	12,659,233
3.47%, 04/05/21	10,000	9,998,800
8.13%, 01/15/20	7,230	7,877,663
General Motors Financial Co. Inc.
2.35%, 10/04/19[a]	16,884	16,719,719
2.40%, 05/09/19	1,702	1,693,677
2.45%, 11/06/20	10,000	9,795,200
2.65%, 04/13/20[a]	15,320	15,170,170
3.15%, 01/15/20 (Call 12/15/19)[a]	11,921	11,940,074
3.20%, 07/13/20 (Call 06/13/20)	10,438	10,441,236
3.50%, 07/10/19	450	453,510
3.70%, 11/24/20 (Call 10/24/20)	8,000	8,086,400
PACCAR Financial Corp.
1.20%, 08/12/19	1,025	1,005,894
1.30%, 05/10/19	3,400	3,353,182
1.95%, 02/27/20	1,175	1,159,807
2.80%, 03/01/21	10,000	10,005,200
Toyota Motor Credit Corp.
1.40%, 05/20/19	10,620	10,484,595
1.55%, 10/18/19[a]	14,805	14,583,961
1.95%, 04/17/20	13,150	12,938,548
2.13%, 07/18/19	9,897	9,845,931
2.15%, 03/12/20[a]	20,150	19,955,351
2.20%, 01/10/20	7,500	7,450,650
4.50%, 06/17/20[a]	3,564	3,708,128

		344,032,851
AUTO PARTS & EQUIPMENT — 0.05%
Aptiv PLC
3.15%, 11/19/20 (Call 10/19/20)
	5,675	5,682,888

		5,682,888
BANKS — 32.30%
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	9,475	9,302,366

Security	Principal (000s)	Value
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	$12,400	$12,226,648
2.05%, 09/23/19[a]	12,750	12,620,205
2.25%, 06/13/19	3,300	3,281,982
2.25%, 11/09/20	8,000	7,852,400
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20	11,795	11,725,763
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)[a]	5,000	4,895,250
2.63%, 10/19/20	27,225	26,968,540
2.65%, 04/01/19	29,815	29,827,820
5.63%, 07/01/20	48,870	51,837,386
7.63%, 06/01/19	23,510	24,918,719
(3 mo. LIBOR US + 0.660%)
2.37%, 07/21/21 (Call 07/21/20)[c]	225	221,625
Series L
2.25%, 04/21/20[a]	32,264	31,861,023
Bank of Montreal
1.50%, 07/18/19	8,125	7,988,581
1.75%, 09/11/19	4,000	3,947,920
2.10%, 12/12/19	7,635	7,552,695
2.10%, 06/15/20[a]	20,050	19,723,786
Bank of New York Mellon Corp. (The)
2.20%, 05/15/19 (Call 04/15/19)	8,096	8,064,749
2.30%, 09/11/19 (Call 08/11/19)[a]	9,772	9,714,150
2.45%, 11/27/20 (Call 10/27/20)	14,744	14,553,950
2.60%, 08/17/20 (Call 07/17/20)[a]	19,033	18,894,249
4.60%, 01/15/20	258	266,444
Series G
2.15%, 02/24/20 (Call 01/24/20)[a]	5,000	4,940,150
Bank of Nova Scotia (The)
1.65%, 06/14/19[a]	11,981	11,837,947
2.05%, 06/05/19[a]	8,625	8,565,488
2.15%, 07/14/20[a]	10,025	9,873,422

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.35%, 10/21/20[a]	$10,255	$10,120,352
2.50%, 01/08/21	15,000	14,804,250
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	14,615	14,429,097
5.14%, 10/14/20	10,589	10,980,899
Barclays PLC
2.75%, 11/08/19	26,429	26,275,976
2.88%, 06/08/20[a]	16,395	16,253,675
BB&T Corp.
2.15%, 02/01/21 (Call 01/01/21)[a]	2,500	2,447,775
2.45%, 01/15/20 (Call 12/15/19)[a]	16,464	16,366,039
2.63%, 06/29/20 (Call 05/29/20)	16,721	16,612,648
6.85%, 04/30/19	1,388	1,453,930
BNP Paribas SA
2.38%, 05/21/20	22,715	22,442,193
2.45%, 03/17/19	1,366	1,363,610
BPCE SA
2.25%, 01/27/20	4,750	4,685,543
2.50%, 07/15/19	13,300	13,242,544
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)[a]	19,625	19,364,380
2.10%, 01/15/20 (Call 12/15/19)	16,000	15,805,760
2.25%, 06/01/20 (Call 05/01/20)[a]	7,000	6,908,510
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	12,040	11,841,099
2.10%, 10/05/20	10,000	9,811,100
2.70%, 02/02/21	15,000	14,859,450
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	1,042	1,037,863
2.50%, 05/12/20 (Call 04/12/20)[a]	15,210	15,027,936
Capital One N.A.
1.85%, 09/13/19 (Call 08/13/19)	10,500	10,331,160

Security	Principal (000s)	Value
2.35%, 01/31/20 (Call 12/31/19)[a]	$10,250	$10,127,512
2.40%, 09/05/19 (Call 08/05/19)	37,000	36,726,570
Citibank N.A.
1.85%, 09/18/19 (Call 08/18/19)[a]	15,600	15,390,024
2.00%, 03/20/19 (Call 02/20/19)[a]	13,875	13,784,396
2.10%, 06/12/20 (Call 05/12/20)	27,250	26,758,955
2.13%, 10/20/20 (Call 09/20/20)[a]	25,550	24,984,323
2.85%, 02/12/21 (Call 01/12/21)	20,000	19,885,200
Citigroup Inc.
2.05%, 06/07/19[a]	9,775	9,694,650
2.40%, 02/18/20[a]	15,737	15,583,722
2.45%, 01/10/20 (Call 12/10/19)[a]	18,059	17,911,819
2.50%, 07/29/19[a]	11,827	11,786,906
2.55%, 04/08/19[a]	9,570	9,556,602
2.65%, 10/26/20[a]	23,000	22,760,340
5.38%, 08/09/20[a]	10,415	10,968,974
8.50%, 05/22/19	808	863,558
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	8,165	8,030,196
2.25%, 03/02/20 (Call 02/03/20)	5,035	4,967,430
2.25%, 10/30/20 (Call 09/30/20)	12,000	11,750,160
2.45%, 12/04/19 (Call 11/04/19)	5,500	5,456,880
2.50%, 03/14/19 (Call 02/14/19)	9,970	9,953,151
Commonwealth Bank of Australia/New York NY
2.05%, 03/15/19	9,775	9,718,207
2.30%, 09/06/19[a]	16,520	16,424,680
2.30%, 03/12/20[a]	6,250	6,174,688
2.40%, 11/02/20[a]	5,000	4,928,400

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	$2,250	$2,235,938
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	8,900	8,734,994
2.25%, 01/14/20[a]	16,460	16,274,825
Credit Suisse AG/New York NY
2.30%, 05/28/19[a]	28,612	28,456,923
4.38%, 08/05/20[a]	15,695	16,200,379
5.30%, 08/13/19	9,152	9,467,927
5.40%, 01/14/20[a]	8,755	9,115,006
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[a]	22,365	22,197,933
3.13%, 12/10/20	18,514	18,458,643
Deutsche Bank AG
2.85%, 05/10/19[a]	11,800	11,784,188
2.95%, 08/20/20	9,471	9,381,878
Deutsche Bank AG/New York NY
2.70%, 07/13/20[a]	20,925	20,623,680
3.15%, 01/22/21	15,000	14,859,000
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	13,675	13,660,915
3.20%, 08/09/21 (Call 07/09/21)	5,000	4,960,500
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	8,330	8,306,010
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)[a]	8,530	8,383,966
2.20%, 10/30/20 (Call 09/30/20)	5,065	4,961,978
2.30%, 03/15/19 (Call 02/15/19)	10,147	10,121,430
2.38%, 04/25/19 (Call 03/25/19)[a]	9,515	9,479,319
First Horizon National Corp.
3.50%, 12/15/20 (Call 11/15/20)[a]	1,400	1,413,076
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	5,000	4,994,300

Security	Principal (000s)	Value
Goldman Sachs Group Inc. (The)
1.95%, 07/23/19[a]	$3,755	$3,717,750
2.00%, 04/25/19 (Call 03/25/19)[a]	1,725	1,713,529
2.30%, 12/13/19 (Call 11/13/19)	12,955	12,838,146
2.55%, 10/23/19[a]	27,352	27,221,531
2.60%, 04/23/20 (Call 03/23/20)[a]	20,977	20,826,595
2.60%, 12/27/20 (Call 12/27/19)	20,000	19,776,200
2.75%, 09/15/20 (Call 08/15/20)[a]	22,959	22,804,256
5.38%, 03/15/20	38,723	40,556,534
6.00%, 06/15/20	29,251	31,176,593
HSBC Bank USA N.A.
4.88%, 08/24/20[a]	11,340	11,807,888
HSBC USA Inc.
2.25%, 06/23/19	5,300	5,267,246
2.35%, 03/05/20[a]	38,346	37,900,803
2.38%, 11/13/19	500	496,210
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	6,100	6,064,437
2.38%, 03/10/20 (Call 02/10/20)	8,525	8,446,826
Industrial & Commercial Bank of China Ltd./New York
3.23%, 11/13/19	300	300,459
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)[a]	15,225	15,123,906
2.20%, 10/22/19	24,036	23,834,819
2.25%, 01/23/20 (Call 12/23/19)[a]	42,528	42,108,249
2.55%, 10/29/20 (Call 09/29/20)[a]	30,065	29,779,082
2.75%, 06/23/20 (Call 05/23/20)	41,619	41,495,808
4.25%, 10/15/20	33,687	34,827,305
4.40%, 07/22/20[a]	18,050	18,680,486
4.95%, 03/25/20	19,979	20,815,920
6.30%, 04/23/19	7,416	7,717,386

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
JPMorgan Chase Bank N.A.
1.65%, 09/23/19 (Call 08/23/19)	$14,253	$14,044,621
(3 mo. LIBOR US + 0.280%)
2.60%, 02/01/21 (Call 02/01/20)[c]	15,000	14,949,600
KeyBank N.A./Cleveland OH
1.60%, 08/22/19[a]	5,165	5,081,069
2.25%, 03/16/20[a]	10,000	9,883,600
2.35%, 03/08/19	16,500	16,457,100
2.50%, 12/15/19	12,190	12,130,513
2.50%, 11/22/21[a]	5,000	4,892,000
KfW
1.00%, 07/15/19	18,680	18,350,111
1.25%, 09/30/19[a]	49,926	49,074,262
1.50%, 09/09/19[a]	36,320	35,854,378
1.50%, 04/20/20	53,865	52,748,917
1.63%, 05/29/20	57,555	56,445,340
1.75%, 10/15/19	15,000	14,853,750
1.75%, 03/31/20[a]	45,150	44,498,485
1.88%, 04/01/19	36,355	36,204,127
1.88%, 06/30/20[a]	37,180	36,639,403
1.88%, 12/15/20[a]	10,000	9,807,500
2.75%, 09/08/20	48,980	49,228,818
4.00%, 01/27/20	37,245	38,327,712
4.88%, 06/17/19	33,800	34,904,246
Korea Development Bank (The)
1.38%, 09/12/19	350	341,936
2.50%, 03/11/20	5,200	5,144,880
3.00%, 03/17/19	6,715	6,727,826
Landwirtschaftliche Rentenbank
1.38%, 10/23/19[a]	350	344,449
1.75%, 04/15/19	12,105	12,034,670
Lloyds Bank PLC
2.70%, 08/17/20	13,115	13,009,555
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	5,545	5,433,712
2.10%, 02/06/20 (Call 01/06/20)	15,645	15,447,560
2.25%, 07/25/19 (Call 06/25/19)[a]	18,675	18,561,643
2.63%, 01/25/21 (Call 12/25/20)	7,500	7,429,875

Security	Principal (000s)	Value
Morgan Stanley
2.38%, 07/23/19[a]	$8,705	$8,662,955
2.65%, 01/27/20[a]	36,271	36,126,641
2.80%, 06/16/20[a]	29,725	29,650,687
5.50%, 01/26/20	31,372	32,836,759
5.50%, 07/24/20	625	660,019
5.63%, 09/23/19	32,557	33,927,650
7.30%, 05/13/19	27,425	28,859,327
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	3,223	3,178,845
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)	4,365	4,336,235
National Australia Bank Ltd./New York
1.38%, 07/12/19	2,350	2,308,523
2.13%, 05/22/20	10,695	10,516,393
2.25%, 01/10/20	15,250	15,097,195
2.50%, 01/12/21	15,000	14,789,850
2.63%, 07/23/20[a]	14,330	14,234,419
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	15,000	14,778,150
2.20%, 11/02/20 (Call 10/02/20)	15,000	14,729,700
Oesterreichische Kontrollbank AG
1.13%, 04/26/19	24,600	24,262,980
1.38%, 02/10/20	1,807	1,770,119
1.63%, 03/12/19	350	347,655
1.75%, 01/24/20	32,220	31,804,362
PNC Bank N.A.
1.45%, 07/29/19 (Call 06/29/19)[a,d]	6,800	6,672,092
1.95%, 03/04/19 (Call 02/02/19)[a,d]	9,900	9,840,600
2.00%, 05/19/20 (Call 04/19/20)[a,d]	18,095	17,762,957
2.25%, 07/02/19 (Call 06/02/19)[a,d]	11,500	11,424,330
2.30%, 06/01/20 (Call 05/02/20)[d]	23,596	23,325,590
2.40%, 10/18/19 (Call 09/18/19)[d]	13,250	13,169,042

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.45%, 11/05/20 (Call 10/06/20)[a,d]	$4,000	$3,949,200
2.60%, 07/21/20 (Call 06/21/20)[d]	5,000	4,961,900
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20[a,d]	5,000	5,168,300
5.13%, 02/08/20[d]	5,025	5,235,246
6.70%, 06/10/19[d]	1,100	1,154,813
6.88%, 05/15/19[d]	500	523,705
Regions Bank/Birmingham AL
2.75%, 04/01/21 (Call 03/01/21)	6,500	6,448,585
Royal Bank of Canada
1.50%, 07/29/19[a]	9,457	9,310,889
1.63%, 04/15/19[a]	11,764	11,640,360
2.13%, 03/02/20[a]	12,292	12,134,539
2.15%, 03/15/19[a]	10,906	10,861,722
2.15%, 03/06/20[a]	16,660	16,448,085
2.15%, 10/26/20[a]	15,300	15,015,420
2.35%, 10/30/20[a]	13,000	12,843,740
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)[a]	21,705	21,529,841
2.70%, 05/24/19 (Call 04/24/19)[a]	4,168	4,157,163
Santander UK Group Holdings PLC
2.88%, 10/16/20[a]	1,027	1,019,369
Santander UK PLC
2.13%, 11/03/20	10,000	9,769,800
2.35%, 09/10/19	2,409	2,390,716
2.38%, 03/16/20	12,313	12,160,196
2.50%, 03/14/19	10,433	10,420,376
2.50%, 01/05/21	7,350	7,249,746
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	10,000	9,820,100
2.30%, 03/11/20[a]	10,000	9,888,300
State Street Corp.
1.95%, 05/19/21	6,160	5,972,243
2.55%, 08/18/20[a]	15,259	15,163,479
Sumitomo Mitsui Banking Corp.
2.09%, 10/18/19	15,000	14,818,500

Security	Principal (000s)	Value
2.45%, 01/16/20	$21,611	$21,432,061
2.51%, 01/17/20	15,000	14,904,300
2.65%, 07/23/20[a]	3,050	3,026,637
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	5,520	5,462,150
(3 mo. LIBOR US + 0.480%)
2.59%, 01/29/21 (Call 01/29/20)[c]	10,000	9,955,500
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	8,406	8,383,724
2.90%, 03/03/21 (Call 02/03/21)[a]	2,310	2,300,529
Svenska Handelsbanken AB
1.50%, 09/06/19	15,000	14,730,000
1.95%, 09/08/20	4,890	4,771,907
2.40%, 10/01/20	13,211	13,026,839
Toronto-Dominion Bank (The)
1.45%, 08/13/19[a]	10,280	10,102,773
1.85%, 09/11/20	10,210	9,977,518
1.90%, 10/24/19[a]	10,200	10,077,804
2.13%, 07/02/19	11,505	11,437,005
2.25%, 11/05/19	14,515	14,414,411
2.50%, 12/14/20[a]	20,000	19,813,800
2.55%, 01/25/21	15,000	14,862,450
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)[a]	5,788	5,763,980
U.S. Bank N.A./Cincinnati OH
1.40%, 04/26/19 (Call 03/26/19)	28,000	27,655,880
2.00%, 01/24/20 (Call 12/24/19)	2,556	2,521,571
2.13%, 10/28/19 (Call 09/28/19)	24,465	24,248,485
UBS AG/Stamford CT
2.35%, 03/26/20	9,274	9,167,813
2.38%, 08/14/19	29,756	29,615,552
4.88%, 08/04/20[a]	9,005	9,402,030
Wells Fargo & Co.
2.13%, 04/22/19[a]	5,765	5,731,390
2.55%, 12/07/20[a]	20,000	19,738,000
2.60%, 07/22/20[a]	35,420	35,134,869

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Series N
2.15%, 01/30/20[a]	$24,093	$23,753,289
Wells Fargo Bank N.A.
1.75%, 05/24/19	30,105	29,824,120
2.15%, 12/06/19	22,375	22,130,889
2.40%, 01/15/20	15,000	14,876,100
2.60%, 01/15/21	15,000	14,806,350
Westpac Banking Corp.
1.60%, 08/19/19[a]	6,230	6,131,940
1.65%, 05/13/19	10,945	10,819,789
2.15%, 03/06/20	24,150	23,826,390
2.30%, 05/26/20[a]	20,850	20,587,290
2.65%, 01/25/21	10,000	9,901,600
4.88%, 11/19/19	14,232	14,728,270

		3,526,513,233
BEVERAGES — 1.54%
Anheuser-Busch Companies LLC
5.00%, 03/01/19[a]	3,750	3,837,862
Anheuser-Busch InBev Worldwide Inc.
5.00%, 04/15/20[a]	5,150	5,381,956
5.38%, 01/15/20	18,890	19,767,063
6.88%, 11/15/19[a]	11,407	12,182,106
Coca-Cola Co. (The)
1.38%, 05/30/19	9,950	9,827,814
1.88%, 10/27/20[a]	23,647	23,189,194
2.45%, 11/01/20[a]	8,304	8,277,261
3.15%, 11/15/20[a]	1,002	1,013,984
Coca-Cola Femsa SAB de CV
4.63%, 02/15/20	5,000	5,172,900
Constellation Brands Inc.
3.88%, 11/15/19[a]	5,775	5,876,005
Diageo Capital PLC
4.83%, 07/15/20	1,150	1,203,325
Molson Coors Brewing Co.
1.45%, 07/15/19	9,385	9,221,795
1.90%, 03/15/19	2,075	2,057,923
2.25%, 03/15/20 (Call 02/15/20)[a]	10,170	10,034,841
PepsiCo Inc.
1.35%, 10/04/19	9,770	9,598,927
1.55%, 05/02/19	5,780	5,724,165

Security	Principal (000s)	Value
1.85%, 04/30/20 (Call 03/30/20)[a]	$4,765	$4,696,670
2.15%, 10/14/20 (Call 09/14/20)	10,375	10,231,825
3.13%, 11/01/20	8,000	8,081,840
4.50%, 01/15/20	12,415	12,836,613

		168,214,069
BIOTECHNOLOGY — 1.50%
Amgen Inc.
1.90%, 05/10/19	7,380	7,324,429
2.13%, 05/01/20 (Call 04/01/20)	8,894	8,755,965
2.20%, 05/22/19 (Call 04/22/19)[a]	12,800	12,736,768
2.20%, 05/11/20[a]	17,635	17,384,230
3.45%, 10/01/20[a]	10,380	10,525,216
4.50%, 03/15/20[a]	775	799,242
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	20,905	20,783,751
Biogen Inc.
2.90%, 09/15/20	15,020	15,003,779
Celgene Corp.
2.25%, 05/15/19[a]	3,330	3,311,885
2.88%, 08/15/20[a]	16,616	16,576,454
2.88%, 02/19/21	12,500	12,437,750
3.95%, 10/15/20	5,900	6,040,125
Gilead Sciences Inc.
1.85%, 09/20/19	3,940	3,896,660
2.05%, 04/01/19	325	323,414
2.35%, 02/01/20	10,000	9,934,600
2.55%, 09/01/20	17,914	17,791,468

		163,625,736
CHEMICALS — 1.14%
Air Products & Chemicals Inc.
4.38%, 08/21/19	675	692,550
Dow Chemical Co. (The)
8.55%, 05/15/19	28,966	30,930,185
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	14,333	14,311,501
5.50%, 11/15/19	946	987,652

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
EI du Pont de Nemours & Co.
2.20%, 05/01/20	$18,523	$18,308,318
4.63%, 01/15/20[a]	6,180	6,408,351
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	5,095	5,191,907
Monsanto Co.
2.13%, 07/15/19	7,373	7,312,173
Potash Corp. of Saskatchewan Inc.
6.50%, 05/15/19	2,160	2,249,078
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	1,900	1,889,550
Praxair Inc.
2.25%, 09/24/20[a]	5,000	4,949,100
3.00%, 09/01/21	3,906	3,920,023
4.50%, 08/15/19	3,740	3,842,962
Sherwin-Williams Co. (The)
2.25%, 05/15/20[a]	23,385	23,054,336

		124,047,686
COMMERCIAL SERVICES — 0.13%
Ecolab Inc.
2.25%, 01/12/20	7,865	7,801,294
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)[a]	3,324	3,324,731
5.50%, 09/01/20	3,245	3,433,275

		14,559,300
COMPUTERS — 2.14%
Apple Inc.
1.10%, 08/02/19[a]	9,165	8,996,364
1.50%, 09/12/19[a]	7,500	7,407,300
1.55%, 02/07/20	20,198	19,835,042
1.80%, 05/11/20[a]	21,850	21,487,946
1.90%, 02/07/20	10,950	10,826,156
2.00%, 05/06/20[a]	20,252	20,012,419
2.00%, 11/13/20[a]	5,000	4,916,900
2.10%, 05/06/19[a]	6,050	6,028,220
Dell International LLC/EMC Corp.
3.48%, 06/01/19[b]	23,586	23,737,894
DXC Technology Co.
2.88%, 03/27/20	560	558,499

Security	Principal (000s)	Value
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)[a]	$47,195	$47,709,425
IBM Credit LLC
1.63%, 09/06/19	6,025	5,945,530
2.65%, 02/05/21	15,000	14,905,200
International Business Machines Corp.
1.63%, 05/15/20[a]	21,742	21,262,806
1.80%, 05/17/19[a]	7,000	6,942,670
1.88%, 05/15/19	4,425	4,397,609
1.90%, 01/27/20	8,450	8,333,306

		233,303,286
COSMETICS & PERSONAL CARE — 0.59%
Colgate-Palmolive Co.
1.75%, 03/15/19	250	248,278
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	5,000	4,825,550
1.80%, 02/07/20[a]	12,665	12,463,247
Procter & Gamble Co. (The)
1.75%, 10/25/19	7,500	7,421,475
1.90%, 11/01/19	10,513	10,427,319
1.90%, 10/23/20[a]	7,650	7,522,474
Unilever Capital Corp.
1.80%, 05/05/20[a]	11,735	11,533,275
2.20%, 03/06/19[a]	10,035	10,012,823

		64,454,441
DIVERSIFIED FINANCIAL SERVICES — 3.27%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19	14,750	14,882,307
4.63%, 10/30/20[a]	13,240	13,690,160
Air Lease Corp.
2.13%, 01/15/20	3,525	3,476,284
2.50%, 03/01/21	5,205	5,112,976
3.38%, 06/01/21 (Call 05/01/21)	5,675	5,699,970
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	20,000	19,595,200

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
8.13%, 05/20/19[a]	$250	$265,725
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)[a]	21,075	20,729,159
1.88%, 05/03/19 (Call 04/03/19)[a]	4,570	4,531,840
2.13%, 03/18/19[a]	6,750	6,725,092
2.20%, 03/03/20 (Call 02/01/20)[a]	14,491	14,303,631
2.25%, 08/15/19[a]	12,915	12,841,514
2.38%, 05/26/20 (Call 04/25/20)[a]	30,654	30,310,982
Series F
2.60%, 09/14/20 (Call 08/14/20)	13,791	13,664,537
Ameriprise Financial Inc.
5.30%, 03/15/20	6,000	6,295,260
7.30%, 06/28/19	1,975	2,093,105
Capital One Bank USA N.A.
2.30%, 06/05/19 (Call 05/05/19)	7,300	7,249,557
8.80%, 07/15/19	500	537,665
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20[a]	75,000	73,370,250
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	2,485	2,474,464
International Lease Finance Corp.
5.88%, 04/01/19	5,660	5,842,139
6.25%, 05/15/19	11,305	11,718,650
Jefferies Group LLC
8.50%, 07/15/19	2,290	2,455,911
Mastercard Inc.
2.00%, 04/01/19	2,700	2,687,202
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	5,850	5,740,605
2.30%, 11/15/19 (Call 10/15/19)	10,100	10,030,411
2.30%, 11/01/20 (Call 10/01/20)	5,500	5,425,970
2.90%, 03/15/21	10,000	9,982,600
Nomura Holdings Inc.
2.75%, 03/19/19[a]	650	650,169

Security	Principal (000s)	Value
6.70%, 03/04/20[a]	$5,100	$5,461,386
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	9,071	9,005,326
3.00%, 08/15/19 (Call 07/15/19)[a]	11,726	11,731,746
TD Ameritrade Holding Corp.
5.60%, 12/01/19[a]	500	523,945
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)[a]	18,598	18,362,363

		357,468,101
ELECTRIC — 3.42%
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	6,720	6,683,981
American Electric Power Co. Inc.
2.15%, 11/13/20	10,710	10,510,580
Berkshire Hathaway Energy Co.
2.38%, 01/15/21[b]	1,220	1,204,604
CMS Energy Corp.
8.75%, 06/15/19	2,705	2,896,839
Commonwealth Edison Co.
3.40%, 09/01/21 (Call 06/01/21)	5,145	5,212,760
Consolidated Edison Inc.
2.00%, 03/15/20	5,985	5,894,746
2.00%, 05/15/21 (Call 04/15/21)	9,990	9,695,195
Consumers Energy Co.
6.13%, 03/15/19	2,540	2,628,316
6.70%, 09/15/19	670	709,195
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	5,683	5,637,877
2.58%, 07/01/20[a]	14,395	14,217,078
2.96%, 07/01/19[a,e]	4,800	4,810,512
Series B 1.60%, 08/15/19[a]	8,549	8,408,540
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	4,160	4,223,190
DTE Energy Co.
1.50%, 10/01/19[a]	7,189	7,052,625

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	$5,881	$6,070,721
4.30%, 06/15/20	500	517,565
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	10,000	9,574,700
5.05%, 09/15/19	8,490	8,781,122
Duke Energy Florida LLC
1.85%, 01/15/20[a]	5,180	5,101,523
Duke Energy Indiana LLC
3.75%, 07/15/20[a]	3,085	3,153,487
Duke Energy Ohio Inc.
5.45%, 04/01/19[a]	2,710	2,788,671
Edison International
2.13%, 04/15/20[a]	9,450	9,309,573
Emera U.S. Finance LP
2.15%, 06/15/19	8,400	8,318,604
2.70%, 06/15/21 (Call 05/15/21)	5,000	4,905,900
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	3,580	3,657,221
Entergy Corp.
5.13%, 09/15/20 (Call 06/15/20)	2,313	2,420,462
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	2,550	2,506,880
4.50%, 11/15/19	2,780	2,860,731
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)[a]	14,447	14,366,675
5.15%, 12/01/20 (Call 09/01/20)	10,000	10,475,200
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	12,636	12,632,715
5.20%, 10/01/19	7,260	7,517,222
Georgia Power Co.
2.00%, 03/30/20	5,000	4,928,650
2.00%, 09/08/20[a]	3,905	3,832,562
Indiana Michigan Power Co.
7.00%, 03/15/19	110	114,761

Security	Principal (000s)	Value
Kansas City Power & Light Co.
7.15%, 04/01/19	$2,047	$2,141,039
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	5,639	5,704,751
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	1,470	1,497,033
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	2,725	2,719,223
Nevada Power Co.
7.13%, 03/15/19	3,400	3,557,488
NextEra Energy Capital Holdings Inc.
2.30%, 04/01/19	3,240	3,226,586
2.40%, 09/15/19 (Call 08/15/19)	4,525	4,501,334
2.70%, 09/15/19 (Call 08/15/19)	12,025	12,013,456
Northern States Power Co./MN
2.20%, 08/15/20 (Call 07/15/20)	3,945	3,894,898
NV Energy Inc.
6.25%, 11/15/20	8,397	9,090,424
Oglethorpe Power Corp.
6.10%, 03/15/19[a]	2,120	2,189,218
Ohio Power Co. Series M
5.38%, 10/01/21[a]	10,000	10,814,500
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	12,017	12,160,122
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)[a]	3,605	3,587,696
Pinnacle West Capital Corp.
2.25%, 11/30/20	5,000	4,910,950
Progress Energy Inc.
7.05%, 03/15/19	2,958	3,088,241
PSEG Power LLC
5.13%, 04/15/20[a]	1,601	1,674,182
Public Service Co. of Colorado
5.13%, 06/01/19	8,463	8,716,213

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	$1,735	$1,686,975
2.00%, 08/15/19 (Call 07/15/19)	3,330	3,298,432
Series I
1.80%, 06/01/19 (Call 05/01/19)	1,000	989,610
Public Service Enterprise Group Inc.
1.60%, 11/15/19	7,290	7,141,721
Southern California Edison Co.
2.90%, 03/01/21	5,000	4,997,900
Southern Co. (The)
1.85%, 07/01/19[a]	2,775	2,744,031
2.15%, 09/01/19 (Call 08/01/19)[a]	7,020	6,959,417
Southern Power Co.
1.95%, 12/15/19	11,960	11,760,388
TECO Finance Inc.
5.15%, 03/15/20	3,675	3,821,669
Virginia Electric & Power Co.
5.00%, 06/30/19	1,910	1,964,492
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)[a]	6,580	6,529,926
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	12,117	12,493,596

		373,496,494
ELECTRICAL COMPONENTS & EQUIPMENT — 0.05%
Emerson Electric Co.
4.25%, 11/15/20	5,000	5,189,450
4.88%, 10/15/19	50	51,749

		5,241,199
ELECTRONICS — 0.32%
Amphenol Corp.
2.20%, 04/01/20	3,840	3,799,066
Flex Ltd.
4.63%, 02/15/20	5,000	5,143,800
Fortive Corp.
1.80%, 06/15/19	2,070	2,047,209

Security	Principal (000s)	Value
Honeywell International Inc.
1.40%, 10/30/19[a]	$21,415	$21,009,614
1.80%, 10/30/19	3,060	3,023,555

		35,023,244
ENVIRONMENTAL CONTROL — 0.25%
Republic Services Inc.
5.00%, 03/01/20[a]	5,155	5,370,015
5.50%, 09/15/19	10,953	11,411,821
Waste Management Inc.
4.75%, 06/30/20	10,003	10,426,327

		27,208,163
FOOD — 1.23%
General Mills Inc.
2.20%, 10/21/19[a]	9,000	8,920,710
JM Smucker Co. (The)
2.50%, 03/15/20	15,275	15,178,615
Kellogg Co.
4.00%, 12/15/20	7,105	7,298,185
4.15%, 11/15/19[a]	6,112	6,250,559
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)[a]	20,980	20,860,834
5.38%, 02/10/20	11,924	12,443,886
Kroger Co. (The)
1.50%, 09/30/19	5,750	5,633,390
3.30%, 01/15/21 (Call 12/15/20)	4,950	4,983,314
6.15%, 01/15/20	7,560	8,000,143
Mondelez International Inc.
5.38%, 02/10/20	6,000	6,274,260
Sysco Corp.
1.90%, 04/01/19[a]	8,165	8,104,334
2.50%, 07/15/21 (Call 06/15/21)[a]	7,000	6,888,350
2.60%, 10/01/20 (Call 09/01/20)[a]	16,440	16,322,618
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	7,637	7,618,671

		134,777,869

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
GAS — 0.31%
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)[a]	$10,675	$10,612,124
Sempra Energy
1.63%, 10/07/19	2,289	2,244,800
2.40%, 02/01/20	4,485	4,445,756
2.40%, 03/15/20 (Call 02/15/20)	11,714	11,592,760
2.85%, 11/15/20 (Call 10/15/20)[a]	5,000	4,993,400

		33,888,840
HEALTH CARE — PRODUCTS — 1.79%
Abbott Laboratories
2.00%, 03/15/20[a]	10,532	10,360,644
2.35%, 11/22/19	32,884	32,682,421
2.80%, 09/15/20 (Call 08/15/20)[a]	4,900	4,888,730
5.13%, 04/01/19[a]	5,158	5,297,266
Becton Dickinson and Co.
2.13%, 06/06/19	5,409	5,362,591
2.40%, 06/05/20	3,725	3,664,432
2.68%, 12/15/19	11,264	11,214,100
3.25%, 11/12/20	3,378	3,377,865
Boston Scientific Corp.
2.85%, 05/15/20	15,000	14,955,600
6.00%, 01/15/20	8,823	9,315,147
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)[a]	1,900	1,887,270
Medtronic Global Holdings SCA
1.70%, 03/28/19	8,522	8,442,575
Medtronic Inc.
2.50%, 03/15/20[a]	41,507	41,276,636
Stryker Corp.
2.00%, 03/08/19	12,505	12,440,474
2.63%, 03/15/21 (Call 02/15/21)[a]	5,000	4,942,150
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	25,961	25,772,783

		195,880,684

Security	Principal (000s)	Value
HEALTH CARE — SERVICES — 0.74%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	$1,340	$1,331,598
Anthem Inc.
2.25%, 08/15/19	4,003	3,972,657
2.50%, 11/21/20[a]	8,670	8,558,937
4.35%, 08/15/20[a]	1,600	1,653,632
Humana Inc.
2.50%, 12/15/20	3,040	2,998,565
2.63%, 10/01/19	4,877	4,873,440
Laboratory Corp. of America Holdings
2.63%, 02/01/20	1,580	1,571,926
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)[a]	5,526	5,485,495
2.70%, 04/01/19[a]	1,825	1,825,310
4.70%, 04/01/21	7,304	7,647,873
4.75%, 01/30/20[a]	7,184	7,437,811
UnitedHealth Group Inc.
1.63%, 03/15/19	5,125	5,078,106
1.95%, 10/15/20[a]	4,725	4,626,720
2.30%, 12/15/19[a]	11,725	11,663,209
2.70%, 07/15/20	11,965	11,949,565

		80,674,844
HOLDING COMPANIES — DIVERSIFIED — 0.11%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)[a]	2,575	2,537,508
3.88%, 01/15/20 (Call 12/15/19)	500	504,785
FS Investment Corp.
4.00%, 07/15/19	5,000	5,021,650
4.25%, 01/15/20 (Call 12/15/19)	800	808,192
Prospect Capital Corp.
5.00%, 07/15/19[a]	3,630	3,684,523

		12,556,658
HOME BUILDERS — 0.12%
DR Horton Inc.
2.55%, 12/01/20	7,559	7,467,763

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.75%, 03/01/19 (Call 12/01/18)	$3,810	$3,837,394
4.00%, 02/15/20	1,590	1,624,169

		12,929,326
HOUSEHOLD PRODUCTS & WARES — 0.03%
Kimberly-Clark Corp.
1.90%, 05/22/19	3,260	3,234,148

		3,234,148
HOUSEWARES — 0.06%
Newell Brands Inc.
2.60%, 03/29/19	2,478	2,470,640
4.70%, 08/15/20	3,770	3,900,895

		6,371,535
INSURANCE — 0.91%
Allstate Corp. (The)
7.45%, 05/16/19	455	479,661
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	13,277	13,191,762
3.30%, 03/01/21 (Call 02/01/21)[a]	665	666,297
6.40%, 12/15/20	5,000	5,429,400
AXIS Specialty Finance LLC
5.88%, 06/01/20	5,000	5,298,150
Berkshire Hathaway Finance Corp.
1.30%, 08/15/19[a]	5,255	5,171,446
1.70%, 03/15/19[a]	22,211	22,055,301
Berkshire Hathaway Inc.
2.10%, 08/14/19[a]	5,561	5,536,476
Chubb INA Holdings Inc.
5.90%, 06/15/19	1,471	1,529,869
Lincoln National Corp.
6.25%, 02/15/20	1,160	1,235,446
8.75%, 07/01/19[a]	4,560	4,915,680
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	4,291	4,268,000
2.35%, 03/06/20 (Call 02/06/20)	4,850	4,800,967
Protective Life Corp.
7.38%, 10/15/19	2,250	2,402,910

Security	Principal (000s)	Value
Prudential Financial Inc.
2.35%, 08/15/19	$3,977	$3,954,769
5.38%, 06/21/20[a]	4,815	5,076,117
7.38%, 06/15/19	7,792	8,254,689
Travelers Companies Inc. (The)
3.90%, 11/01/20[a]	3,480	3,570,410
WR Berkley Corp.
5.38%, 09/15/20	1,000	1,052,370

		98,889,720
INTERNET — 0.71%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	21,000	20,897,310
Amazon.com Inc.
1.90%, 08/21/20[b]	11,530	11,288,216
2.60%, 12/05/19 (Call 11/05/19)	12,165	12,167,676
Baidu Inc.
2.75%, 06/09/19[a]	7,025	7,007,016
3.00%, 06/30/20	5,000	4,982,350
eBay Inc.
2.15%, 06/05/20[a]	2,395	2,362,261
2.20%, 08/01/19 (Call 07/01/19)[a]	18,410	18,290,703

		76,995,532
IRON & STEEL — 0.05%
Vale Overseas Ltd.
4.63%, 09/15/20	5,000	5,195,550

		5,195,550
LEISURE TIME — 0.02%
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	2,350	2,328,027

		2,328,027
LODGING — 0.05%
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	5,321	5,337,495

		5,337,495
MACHINERY — 1.02%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	10,220	10,071,401
1.85%, 09/04/20[a]	7,500	7,322,850

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
1.90%, 03/22/19	$7,225	$7,186,274
2.00%, 11/29/19	7,500	7,425,525
2.10%, 06/09/19[a]	7,747	7,708,265
2.10%, 01/10/20[a]	10,700	10,600,811
2.25%, 12/01/19	5,500	5,463,700
John Deere Capital Corp.
1.25%, 10/09/19	12,250	11,993,485
1.70%, 01/15/20	586	576,038
1.95%, 03/04/19[a]	3,340	3,325,070
1.95%, 06/22/20	9,580	9,411,584
2.20%, 03/13/20	6,290	6,232,761
2.25%, 04/17/19	1,150	1,146,585
2.30%, 09/16/19[a]	3,752	3,739,693
2.35%, 01/08/21[a]	6,240	6,159,379
2.38%, 07/14/20	10,000	9,902,100
Roper Technologies Inc.
6.25%, 09/01/19	3,430	3,601,534

		111,867,055
MANUFACTURING — 0.58%
3M Co.
1.63%, 06/15/19	5,475	5,422,002
2.00%, 08/07/20[a]	10,000	9,868,100
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	875	863,345
5.50%, 01/08/20[a]	11,722	12,249,138
6.00%, 08/07/19	11,549	12,069,282
Illinois Tool Works Inc.
1.95%, 03/01/19[a]	1,089	1,083,936
6.25%, 04/01/19	4,791	4,976,939
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	7,500	7,474,050
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	6,510	6,451,215
Pall Corp.
5.00%, 06/15/20	3,000	3,148,740

		63,606,747

Security	Principal (000s)	Value
MEDIA — 1.63%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	$13,164	$13,261,545
Comcast Corp.
5.15%, 03/01/20[a]	20,558	21,524,637
5.70%, 07/01/19[a]	13,150	13,675,211
Discovery Communications LLC
2.20%, 09/20/19	1,660	1,643,068
5.05%, 06/01/20	5,500	5,733,145
NBCUniversal Media LLC
5.15%, 04/30/20[a]	23,748	24,921,864
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	12,450	12,394,722
Thomson Reuters Corp.
4.70%, 10/15/19[a]	2,450	2,523,917
Time Warner Cable LLC
5.00%, 02/01/20	13,730	14,202,724
8.25%, 04/01/19	9,449	9,977,861
Time Warner Inc.
2.10%, 06/01/19[a]	975	968,243
4.88%, 03/15/20	24,504	25,419,714
Walt Disney Co. (The)
0.88%, 07/12/19[a]	6,230	6,096,553
1.80%, 06/05/20	8,400	8,262,240
1.85%, 05/30/19	6,795	6,749,134
1.95%, 03/04/20[a]	8,010	7,918,045
2.15%, 09/17/20[a]	2,410	2,379,080

		177,651,703
METAL FABRICATE & HARDWARE — 0.06%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	6,655	6,605,553

		6,605,553
MINING — 0.09%
BHP Billiton Finance USA Ltd.
6.50%, 04/01/19	4,835	5,043,340
Newmont Mining Corp.
5.13%, 10/01/19	479	494,577

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Southern Copper Corp.
5.38%, 04/16/20	$4,275	$4,468,871

		10,006,788
OFFICE & BUSINESS EQUIPMENT — 0.09%
Xerox Corp.
2.80%, 05/15/20	4,395	4,355,093
5.63%, 12/15/19	5,000	5,213,500

		9,568,593
OIL & GAS — 4.64%
Anadarko Petroleum Corp.
6.95%, 06/15/19	5,920	6,217,954
8.70%, 03/15/19	1,740	1,839,284
BP Capital Markets PLC
1.68%, 05/03/19[a]	3,605	3,572,519
1.77%, 09/19/19[a]	3,360	3,315,850
2.24%, 05/10/19[a]	7,060	7,032,819
2.32%, 02/13/20	25,292	25,078,283
2.52%, 01/15/20[a]	17,007	16,935,911
4.50%, 10/01/20[a]	21,513	22,348,350
4.75%, 03/10/19[a]	1,750	1,789,882
Cenovus Energy Inc.
5.70%, 10/15/19	13,675	14,189,043
Chevron Corp.
1.56%, 05/16/19	24,664	24,407,741
1.96%, 03/03/20 (Call 02/03/20)	24,406	24,081,644
1.99%, 03/03/20[a]	9,848	9,723,127
2.19%, 11/15/19 (Call 10/15/19)	3,025	3,008,030
2.42%, 11/17/20 (Call 10/17/20)[a]	13,075	12,956,148
2.43%, 06/24/20 (Call 05/24/20)	11,004	10,942,818
4.95%, 03/03/19[a]	1,700	1,742,925
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	10,275	10,180,264
Ecopetrol SA
7.63%, 07/23/19	17,765	18,794,126
Encana Corp.
6.50%, 05/15/19	2,240	2,334,170

Security	Principal (000s)	Value
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)[a]	$12,525	$12,417,661
4.40%, 06/01/20	10,000	10,317,600
5.63%, 06/01/19	9,094	9,410,380
EQT Corp.
8.13%, 06/01/19	500	530,865
Exxon Mobil Corp.
1.71%, 03/01/19[a]	13,680	13,586,155
1.82%, 03/15/19 (Call 02/15/19)[a]	13,550	13,483,063
1.91%, 03/06/20 (Call 02/06/20)[a]	16,395	16,208,097
Husky Energy Inc.
7.25%, 12/15/19[a]	9,453	10,144,865
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	6,557	6,632,143
Petroleos Mexicanos
5.50%, 01/21/21	15,000	15,702,750
6.00%, 03/05/20[a]	2,482	2,606,075
6.38%, 02/04/21[a]	10,000	10,697,700
8.00%, 05/03/19	2,846	3,006,827
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	525	530,245
7.50%, 01/15/20	430	464,727
Shell International Finance BV
1.38%, 05/10/19[a]	17,480	17,241,223
1.38%, 09/12/19[a]	8,735	8,586,505
2.13%, 05/11/20[a]	21,782	21,511,468
4.30%, 09/22/19[a]	19,193	19,692,402
4.38%, 03/25/20[a]	17,733	18,322,977
Statoil ASA
2.25%, 11/08/19	8,620	8,571,642
2.90%, 11/08/20	10,000	10,019,700
Total Capital International SA
2.10%, 06/19/19[a]	4,352	4,324,408
Total Capital SA
4.13%, 01/28/21	8,817	9,120,746
4.45%, 06/24/20	22,354	23,200,770
Valero Energy Corp.
6.13%, 02/01/20	12,430	13,186,987

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
9.38%, 03/15/19	$5,887	$6,278,603

		506,287,472
PACKAGING & CONTAINERS — 0.12%
Packaging Corp. of America
2.45%, 12/15/20	4,764	4,695,827
WestRock RKT Co.
3.50%, 03/01/20	7,897	7,986,552
4.45%, 03/01/19	875	889,376

		13,571,755
PHARMACEUTICALS — 3.93%
AbbVie Inc.
2.50%, 05/14/20 (Call 04/14/20)[a]	48,157	47,729,366
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)[a]	40,801	40,776,927
AstraZeneca PLC
1.95%, 09/18/19	14,786	14,626,459
2.38%, 11/16/20[a]	21,977	21,683,827
Bristol-Myers Squibb Co.
1.75%, 03/01/19	9,555	9,482,286
Cardinal Health Inc.
1.95%, 06/14/19[a]	13,060	12,932,273
2.40%, 11/15/19[a]	10,915	10,853,985
4.63%, 12/15/20[a]	2,610	2,718,289
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	15,164	15,034,499
2.80%, 07/20/20 (Call 06/20/20)[a]	41,390	41,088,267
Eli Lilly & Co.
1.95%, 03/15/19	5,827	5,792,504
Express Scripts Holding Co.
2.25%, 06/15/19	10,305	10,241,315
2.60%, 11/30/20[a]	10,000	9,872,400
Express Scripts Inc.
7.25%, 06/15/19	500	527,620
Johnson & Johnson
1.13%, 03/01/19	12,750	12,593,048
1.88%, 12/05/19[a]	3,750	3,718,275
1.95%, 11/10/20	5,350	5,268,627
McKesson Corp.
2.28%, 03/15/19[a]	9,725	9,693,102

Security	Principal (000s)	Value
Mead Johnson Nutrition Co.
4.90%, 11/01/19	$11,345	$11,721,200
Medco Health Solutions Inc.
4.13%, 09/15/20	1,830	1,877,763
Merck & Co. Inc.
1.85%, 02/10/20	23,248	22,943,451
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	3,813	3,934,597
Mylan NV
2.50%, 06/07/19	7,685	7,637,276
3.75%, 12/15/20 (Call 11/15/20)	6,448	6,530,663
Novartis Capital Corp.
1.80%, 02/14/20[a]	15,925	15,693,769
4.40%, 04/24/20	4,517	4,682,548
Pfizer Inc.
1.45%, 06/03/19	32,930	32,530,230
1.70%, 12/15/19[a]	14,774	14,573,960
2.10%, 05/15/19[a]	2,229	2,219,906
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	30,215	29,743,344

		428,721,776
PIPELINES — 1.71%
Boardwalk Pipelines LP
5.75%, 09/15/19	2,033	2,108,160
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	500	516,600
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	5,266	5,289,223
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	1,780	1,763,428
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	11,674	12,001,456
5.20%, 03/15/20	6,050	6,293,028
9.88%, 03/01/19	815	870,436
Energy Transfer LP
4.15%, 10/01/20 (Call 08/01/20)	7,972	8,141,644

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
9.00%, 04/15/19	$2,589	$2,755,809
9.70%, 03/15/19	2,406	2,573,530
Energy Transfer LP/Regency Energy Finance Corp.
5.75%, 09/01/20 (Call 06/01/20)	4,000	4,211,040
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	2,760	2,740,128
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	10,092	10,043,054
2.80%, 02/15/21	2,750	2,733,170
5.20%, 09/01/20[a]	14,383	15,132,786
5.25%, 01/31/20	8,377	8,740,143
Kinder Morgan Energy Partners LP
6.50%, 04/01/20	3,580	3,817,784
6.85%, 02/15/20	14,569	15,584,314
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	20,920	20,928,368
Magellan Midstream Partners LP
6.55%, 07/15/19	6,774	7,097,255
ONEOK Partners LP
3.80%, 03/15/20 (Call 02/15/20)	1,000	1,012,120
8.63%, 03/01/19	3,608	3,804,925
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	2,065	2,039,807
5.75%, 01/15/20[a]	1,425	1,489,396
TransCanada PipeLines Ltd.
2.13%, 11/15/19	12,900	12,771,387
3.80%, 10/01/20[a]	11,940	12,212,112
Williams Partners LP
5.25%, 03/15/20	19,653	20,506,137

		187,177,240

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.38%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	$15,145	$15,065,640
Boston Properties LP
5.88%, 10/15/19 (Call 07/17/19)[a]	1,859	1,940,499
Digital Realty Trust LP
5.88%, 02/01/20 (Call 11/03/19)	6,895	7,234,579
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	3,281	3,267,909
Kimco Realty Corp.
6.88%, 10/01/19	4,264	4,528,069
VEREIT Operating Partnership LP
4.13%, 06/01/21 (Call 05/01/21)	2,500	2,559,900
Welltower Inc.
4.13%, 04/01/19 (Call 01/01/19)	4,787	4,839,896
Weyerhaeuser Co.
7.38%, 10/01/19	1,550	1,659,616

		41,096,108
RETAIL — 1.44%
AutoNation Inc.
5.50%, 02/01/20	2,075	2,163,623
AutoZone Inc.
4.00%, 11/15/20 (Call 08/15/20)[a]	4,500	4,614,345
Costco Wholesale Corp.
1.70%, 12/15/19	10,839	10,667,310
1.75%, 02/15/20[a]	4,199	4,136,183
Home Depot Inc. (The)
1.80%, 06/05/20	10,650	10,476,512
2.00%, 06/15/19 (Call 05/15/19)	4,700	4,678,286
Lowe’s Companies Inc.
1.15%, 04/15/19	3,100	3,052,880
McDonald’s Corp.
1.88%, 05/29/19	2,500	2,480,550
2.20%, 05/26/20 (Call 04/26/20)[a]	9,600	9,497,568

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.75%, 12/09/20 (Call 11/09/20)[a]	$10,132	$10,118,018
3.50%, 07/15/20[a]	10,325	10,504,448
Starbucks Corp.
2.20%, 11/22/20	6,005	5,940,326
Target Corp.
2.30%, 06/26/19[a]	14,992	14,959,018
3.88%, 07/15/20[a]	14,348	14,760,792
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)[a]	16,900	16,847,272
Walmart Inc.
1.75%, 10/09/19[a]	8,025	7,941,781
1.90%, 12/15/20[a]	10,000	9,818,400
3.63%, 07/08/20	13,856	14,203,924

		156,861,236
SEMICONDUCTORS — 1.24%
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	5,000	4,985,800
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	5,000	4,844,850
2.38%, 01/15/20	40,115	39,624,795
Intel Corp.
1.85%, 05/11/20[a]	6,600	6,497,832
2.45%, 07/29/20[a]	14,921	14,873,104
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	650	648,830
QUALCOMM Inc.
1.85%, 05/20/19[a]	12,005	11,896,595
2.10%, 05/20/20	26,270	25,769,031
2.25%, 05/20/20[a]	14,829	14,568,158
Texas Instruments Inc.
1.65%, 08/03/19	8,404	8,308,951
1.75%, 05/01/20 (Call 04/01/20)[a]	3,116	3,060,784
Xilinx Inc.
2.13%, 03/15/19	745	741,692

		135,820,422

Security	Principal (000s)	Value
SOFTWARE — 1.60%
Autodesk Inc.
3.13%, 06/15/20 (Call 05/15/20)[a]	$1,370	$1,375,343
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)[a]	1,725	1,739,042
5.38%, 12/01/19	100	104,105
Fidelity National Information Services Inc.
3.63%, 10/15/20 (Call 09/15/20)[a]	16,570	16,816,893
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	8,490	8,474,124
Microsoft Corp.
1.10%, 08/08/19	23,711	23,294,635
1.85%, 02/06/20	16,770	16,592,070
1.85%, 02/12/20 (Call 01/12/20)	15,040	14,874,710
2.00%, 11/03/20 (Call 10/03/20)[a]	10,000	9,836,700
3.00%, 10/01/20	12,842	12,988,912
4.20%, 06/01/19[a]	2,475	2,531,405
Oracle Corp.
2.25%, 10/08/19	36,361	36,246,826
3.88%, 07/15/20[a]	10,301	10,596,021
5.00%, 07/08/19	10,913	11,268,764
VMware Inc.
2.30%, 08/21/20	8,499	8,288,225

		175,027,775
TELECOMMUNICATIONS — 2.60%
America Movil SAB de CV
5.00%, 10/16/19	1,100	1,138,731
5.00%, 03/30/20[a]	30,195	31,373,209
AT&T Inc.
2.30%, 03/11/19[a]	14,250	14,219,362
2.45%, 06/30/20 (Call 05/30/20)[a]	37,601	37,197,165
5.20%, 03/15/20	10,040	10,492,904
5.88%, 10/01/19[a]	10,170	10,651,448
Cisco Systems Inc.
1.40%, 09/20/19	11,200	11,012,176

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.13%, 03/01/19	$16,347	$16,297,959
2.45%, 06/15/20	19,857	19,736,667
4.45%, 01/15/20[a]	32,358	33,452,024
Deutsche Telekom International Finance BV
2.23%, 01/17/20[a,b]	6,000	5,931,360
6.00%, 07/08/19[a]	2,176	2,271,418
Juniper Networks Inc.
3.30%, 06/15/20 (Call 05/15/20)	6,400	6,430,144
Orange SA
1.63%, 11/03/19[a]	22,925	22,490,342
5.38%, 07/08/19	15,720	16,258,882
Telefonica Emisiones SAU
5.13%, 04/27/20[a]	19,443	20,282,743
5.88%, 07/15/19[a]	1,850	1,924,722
Telefonos de Mexico SAB de CV
5.50%, 11/15/19	2,200	2,297,922
Verizon Communications Inc.
1.38%, 08/15/19[a]	5,555	5,465,120
2.63%, 02/21/20	11,475	11,452,624
Vodafone Group PLC
5.45%, 06/10/19[a]	3,130	3,236,263

		283,613,185
TRANSPORTATION — 0.95%
Burlington Northern Santa Fe LLC
3.60%, 09/01/20 (Call 06/01/20)	3,000	3,056,310
4.70%, 10/01/19	6,712	6,929,536
Canadian National Railway Co.
2.40%, 02/03/20	12,205	12,162,771
5.55%, 03/01/19	711	731,185
FedEx Corp.
2.30%, 02/01/20[a]	7,964	7,887,386
Norfolk Southern Railway Co.
9.75%, 06/15/20	18,600	21,411,948
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)[a]	250	249,902
2.45%, 09/03/19 (Call 08/03/19)	5,682	5,657,795
2.55%, 06/01/19 (Call 05/01/19)	3,370	3,362,586

Security	Principal (000s)	Value
2.65%, 03/02/20 (Call 02/02/20)	$5,150	$5,123,374
2.88%, 09/01/20 (Call 08/01/20)	4,136	4,125,412
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	3,500	3,471,335
United Parcel Service Inc.
3.13%, 01/15/21[a]	5,241	5,297,603
5.13%, 04/01/19	4,346	4,468,514
United Parcel Service of America Inc.
8.38%, 04/01/20	18,195	20,276,872

		104,212,529

TRUCKING & LEASING — 0.02%
GATX Corp.
2.50%, 03/15/19	1,980	1,972,298

		1,972,298

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,003,651,656)		8,879,863,259

FOREIGN GOVERNMENT OBLIGATIONS[f] — 16.73%

CANADA — 1.76%
Export Development Canada
1.00%, 09/13/19[a]	24,600	24,108,492
1.63%, 01/17/20[a]	19,470	19,198,783
1.63%, 06/01/20	5,000	4,905,250
1.75%, 08/19/19	3,580	3,550,393
1.75%, 07/21/20	10,000	9,830,100
Province of Alberta Canada
1.90%, 12/06/19[a]	22,520	22,278,135
Province of Manitoba Canada
1.75%, 05/30/19[a]	4,570	4,533,257
Province of Ontario Canada
1.25%, 06/17/19[a]	21,350	21,044,268
1.65%, 09/27/19[a]	1,100	1,086,646
1.88%, 05/21/20	15,000	14,770,350
2.55%, 02/12/21	25,000	24,854,000
4.00%, 10/07/19[a]	10,150	10,393,499
4.40%, 04/14/20[a]	20,000	20,743,400
Province of Quebec Canada
3.50%, 07/29/20[a]	10,350	10,558,863

		191,855,436

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
COLOMBIA — 0.27%
Colombia Government International Bond
7.38%, 03/18/19	$16,975	$17,739,384
11.75%, 02/25/20[a]	9,700	11,325,235

		29,064,619
GERMANY — 0.34%
FMS Wertmanagement AoeR
1.00%, 08/16/19	12,370	12,132,249
1.75%, 01/24/20	10,450	10,319,061
1.75%, 03/17/20	15,000	14,788,500

		37,239,810
HUNGARY — 0.15%
Hungary Government International Bond
6.25%, 01/29/20	15,750	16,737,525

		16,737,525
ISRAEL — 0.05%
Israel Government International Bond
5.13%, 03/26/19	5,775	5,944,034

		5,944,034
JAPAN — 0.53%
Japan Bank for International Cooperation
1.50%, 07/21/21	15,200	14,526,336
2.13%, 06/01/20	10,400	10,274,784
2.13%, 07/21/20	20,200	19,923,058
2.25%, 02/24/20	12,910	12,812,530

		57,536,708
MEXICO — 0.05%
Mexico Government International Bond
3.50%, 01/21/21	5,000	5,092,300

		5,092,300
PANAMA — 0.10%
Panama Government International Bond
5.20%, 01/30/20	10,350	10,806,228

		10,806,228

Security	Principal (000s)	Value
PERU — 0.01%
Peruvian Government International Bond
7.13%, 03/30/19	$1,065	$1,118,697

		1,118,697
PHILIPPINES — 0.20%
Philippine Government International Bond
6.50%, 01/20/20	10,320	10,991,832
8.38%, 06/17/19	10,000	10,724,200

		21,716,032
POLAND — 0.14%
Republic of Poland Government International Bond
6.38%, 07/15/19	14,240	14,982,189

		14,982,189
SOUTH KOREA — 0.55%
Export-Import Bank of Korea
1.50%, 10/21/19[a]	5,000	4,885,050
1.75%, 05/26/19	10,000	9,865,200
2.13%, 01/25/20[a]	1,180	1,161,096
2.25%, 01/21/20[a]	10,000	9,863,300
4.00%, 01/29/21	10,000	10,235,100
5.13%, 06/29/20	15,525	16,239,305
Korea International Bond
7.13%, 04/16/19	8,020	8,409,612

		60,658,663
SUPRANATIONAL — 11.99%
African Development Bank
1.00%, 05/15/19[a]	14,822	14,595,223
1.13%, 03/04/19	15,510	15,339,700
1.13%, 09/20/19	8,385	8,230,129
1.38%, 02/12/20[a]	775	759,779
1.88%, 03/16/20[a]	28,650	28,336,855
Asian Development Bank
1.38%, 03/23/20[a]	15,000	14,689,950
1.50%, 01/22/20	22,900	22,519,860
1.63%, 05/05/20[a]	40,180	39,486,091
1.63%, 08/26/20[a]	10,000	9,791,300
1.75%, 03/21/19	4,250	4,228,155
1.75%, 01/10/20	38,525	38,077,339
1.88%, 04/12/19[a]	3,710	3,694,344

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.25%, 01/20/21	$35,455	$35,131,650
Corp. Andina de Fomento
2.00%, 05/10/19[a]	8,650	8,588,845
Council of Europe Development Bank
1.63%, 03/10/20	15,000	14,756,100
1.88%, 01/27/20	17,205	17,031,402
European Bank for Reconstruction & Development
0.88%, 07/22/19	38,580	37,816,888
1.13%, 08/24/20	9,010	8,709,697
1.50%, 03/16/20	10,000	9,819,500
1.63%, 05/05/20	600	589,554
1.75%, 06/14/19[a]	8,619	8,560,563
1.75%, 11/26/19[a]	2,000	1,979,300
2.00%, 02/01/21[a]	10,000	9,831,000
European Investment Bank
1.13%, 08/15/19	18,750	18,430,688
1.25%, 05/15/19	28,555	28,210,341
1.25%, 12/16/19[a]	51,265	50,246,877
1.38%, 06/15/20[a]	52,915	51,601,650
1.63%, 03/16/20	37,500	36,891,375
1.63%, 08/14/20[a]	20,315	19,880,056
1.63%, 12/15/20[a]	45,000	43,839,900
1.75%, 06/17/19[a]	13,450	13,357,599
1.75%, 05/15/20[a]	32,750	32,236,152
1.88%, 03/15/19	19,065	18,995,031
2.88%, 09/15/20	35,000	35,278,600
4.00%, 02/16/21	15,000	15,593,100
Inter-American Development Bank
1.00%, 05/13/19	28,110	27,691,442
1.13%, 09/12/19	1,400	1,374,856
1.38%, 07/15/20[a]	10,600	10,330,760
1.63%, 05/12/20[a]	47,565	46,733,564
1.75%, 10/15/19[a]	10,500	10,402,455
1.88%, 06/16/20	35,500	35,037,080
2.13%, 11/09/20	25,000	24,725,250
3.88%, 02/14/20[a]	1,770	1,819,241
Series E
3.88%, 09/17/19[a]	1,300	1,330,199
Series GDP
1.25%, 10/15/19[a]	23,515	23,111,953

Security	Principal or Shares (000s)	Value
International Bank for Reconstruction & Development
0.88%, 08/15/19[a]	$26,125	$25,592,050
1.13%, 11/27/19[a]	27,405	26,828,947
1.25%, 07/26/19	28,430	28,019,755
1.38%, 03/30/20	44,575	43,638,479
1.63%, 09/04/20[a]	77,315	75,665,098
1.88%, 03/15/19[a]	43,300	43,152,780
1.88%, 10/07/19	27,005	26,812,724
1.88%, 04/21/20[a]	52,135	51,535,969
International Finance Corp.
1.63%, 07/16/20	20,750	20,335,208
1.75%, 09/16/19[a]	22,175	21,980,969
1.75%, 03/30/20	11,300	11,147,224
2.25%, 01/25/21[a]	14,755	14,623,828
Nordic Investment Bank
1.63%, 11/20/20	11,000	10,735,340
2.25%, 02/01/21	10,000	9,906,500

		1,309,656,264
SWEDEN — 0.59%
Svensk Exportkredit AB
1.13%, 08/28/19	17,100	16,782,453
1.25%, 04/12/19	17,620	17,412,260
1.75%, 05/18/20	14,705	14,460,309
1.75%, 08/28/20[a]	10,200	9,985,494
1.88%, 06/17/19	5,830	5,794,146

		64,434,662

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,853,018,797)		1,826,843,167

SHORT-TERM INVESTMENTS — 7.77%

MONEY MARKET FUNDS — 7.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,g,h]	764,250	764,326,785
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,g]	84,450	84,450,239

		848,777,024

TOTAL SHORT-TERM INVESTMENTS
(Cost: $848,743,869)		848,777,024

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 105.83%
(Cost: $11,705,414,322)	$11,555,483,450
Other Assets, Less Liabilities — (5.83)%	(636,513,339)

NET ASSETS — 100.00%	$10,918,970,111

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	Affiliate of the Fund.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ shares held at 02/28/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 02/28/18 (000s)	Value at 02/28/18	Income		Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	784,355	—		(20,105)[b]	764,250	$764,326,785	$2,051,687	[c]	$47,308	$(216,489)
BlackRock Cash Funds: Treasury, SL Agency Shares	51,884	32,566	[b]	—	84,450	84,450,239	948,559		—	—
PNC Bank N.A.
1.45%, 07/29/19	$2,000	$4,800		$—	$6,800	6,672,092	81,464		—	(91,667)
1.60%, 06 /01/18	18,900	—		(18,900)	—	—	88,621		26,943	(22,315)
1.80%, 11/05/18	21,600	300		(21,900)	—	—	259,346		55	(32,199)
1.85%, 07/20/18	12,250	—		(12,250)	—	—	80,885		4,944	7,102
1.95%, 03/04/19	9,150	750		—	9,900	9,840,600	188,347		—	(87,641)
2.00%, 05/19/20	—	18,095		—	18,095	17,762,957	246,403		—	(354,678)
2.20%, 01/28/19	10,350	250		(10,600)	—	—	173,547		(21,976)	(12,376)
2.25%, 07/02/19	10,500	1,000		—	11,500	11,424,330	172,547		—	(93,757)
2.30%, 06/01/20	—	23,596		—	23,596	23,325,590	195,426		—	(412,737)
2.40%, 10/18/19	12,500	750		—	13,250	13,169,042	225,340		—	(131,810)
2.45%, 11/05/20	—	4,000		—	4,000	3,949,200	23,445		—	(65,393)
2.60%, 07/21/20	—	5,000		—	5,000	4,961,900	28,654		—	(79,543)
4.25%, 07/01/18	500	—		(500)	—	—	803		(1,522)	2,981
6.88%, 04/01/18	250	—		(250)	—	—	774		(406)	512
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20	—	5,000		—	5,000	5,168,300	30,552		—	(82,657)
5.13%, 02/08/20	—	5,025		—	5,025	5,235,246	61,641		—	(91,848)
6.70%, 06/10/19	2,000	—		(900)	1,100	1,154,813	27,717		(11,926)	9,789
6.88%, 05/15/19	—	500		—	500	523,705	5,776		—	(4,994)

						$951,964,799	$4,891,534		$43,420	$(1,759,720)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$8,879,863,259	$—	$8,879,863,259
Foreign government obligations	—	1,826,843,167	—	1,826,843,167
Money market funds	848,777,024	—	—	848,777,024

Total	$848,777,024	$10,706,706,426	$—	$11,555,483,450

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 85.62%

ADVERTISING — 0.15%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$262	$263,754
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	356	347,698
3.63%, 05/01/22	482	487,900
3.65%, 11/01/24 (Call 08/01/24)	200	199,080
4.45%, 08/15/20	250	258,762
WPP Finance 2010
3.75%, 09/19/24	465	465,865
5.63%, 11/15/43	200	222,248

		2,245,307
AEROSPACE & DEFENSE — 1.36%
Boeing Capital Corp.
4.70%, 10/27/19	110	113,966
Boeing Co. (The)
2.80%, 03/01/23 (Call 02/01/23)	265	262,061
2.85%, 10/30/24 (Call 07/30/24)	465	454,840
3.25%, 03/01/28 (Call 12/01/27)	340	335,583
3.55%, 03/01/38 (Call 09/01/37)	130	125,424
4.88%, 02/15/20	200	209,106
5.88%, 02/15/40	254	321,876
Embraer Netherlands Finance BV
5.05%, 06/15/25	19	19,817
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	50	46,825
2.13%, 08/15/26 (Call 05/15/26)[a]	250	225,148
2.25%, 11/15/22 (Call 08/15/22)	350	337,267
2.63%, 11/15/27 (Call 08/15/27)[a]	325	302,286

Security	Principal (000s)	Value
3.88%, 07/15/21 (Call 04/15/21)	$176	$181,356
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)[a]	20	20,185
4.40%, 12/15/20	200	206,836
4.85%, 04/27/35 (Call 10/27/34)	215	229,919
5.05%, 04/27/45 (Call 10/27/44)	325	354,773
L3 Technologies Inc.
3.95%, 05/28/24 (Call 02/28/24)	42	42,528
4.75%, 07/15/20	390	404,200
5.20%, 10/15/19	252	261,100
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	695	668,103
3.10%, 01/15/23 (Call 11/15/22)	200	199,650
3.35%, 09/15/21	304	307,697
3.55%, 01/15/26 (Call 10/15/25)	498	498,060
3.60%, 03/01/35 (Call 09/01/34)	30	28,481
3.80%, 03/01/45 (Call 09/01/44)	400	376,408
4.07%, 12/15/42	384	378,881
4.25%, 11/15/19	60	61,649
4.50%, 05/15/36 (Call 11/15/35)	250	265,530
4.70%, 05/15/46 (Call 11/15/45)	703	762,551
Series B
6.15%, 09/01/36	150	188,289
Northrop Grumman Corp.
2.08%, 10/15/20	200	195,852
2.55%, 10/15/22 (Call 09/15/22)	177	171,078
2.93%, 01/15/25 (Call 11/15/24)	121	116,154
3.20%, 02/01/27 (Call 11/01/26)	1,056	1,012,862
3.25%, 08/01/23	5	4,971

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.25%, 01/15/28 (Call 10/15/27)	$400	$382,268
3.50%, 03/15/21	232	235,206
3.85%, 04/15/45 (Call 10/15/44)	200	188,002
4.03%, 10/15/47 (Call 04/15/47)[a]	130	125,029
4.75%, 06/01/43	250	269,555
5.05%, 08/01/19	200	206,850
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	132	128,856
3.13%, 10/15/20	734	741,553
4.20%, 12/15/44 (Call 06/15/44)	430	452,695
4.70%, 12/15/41	25	27,969
4.88%, 10/15/40[a]	130	149,217
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	300	293,064
3.20%, 03/15/24 (Call 01/15/24)	6	5,880
3.50%, 03/15/27 (Call 12/15/26)	615	598,856
3.70%, 12/15/23 (Call 09/15/23)	100	100,985
4.35%, 04/15/47 (Call 10/15/46)	510	506,624
4.80%, 12/15/43 (Call 06/15/43)	100	108,214
5.25%, 07/15/19	100	103,320
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	415	399,188
3.10%, 06/01/22	601	599,269
3.13%, 05/04/27 (Call 02/04/27)	275	261,013
3.75%, 11/01/46 (Call 05/01/46)	460	422,377
4.05%, 05/04/47 (Call 11/04/46)[a]	250	240,808
4.15%, 05/15/45 (Call 11/16/44)	416	405,687
4.50%, 04/15/20	1,374	1,426,033

Security	Principal (000s)	Value
4.50%, 06/01/42	$685	$704,803
5.40%, 05/01/35	90	102,327
5.70%, 04/15/40	350	416,535
6.05%, 06/01/36	295	359,581
6.13%, 07/15/38	100	124,529
6.70%, 08/01/28	150	186,105
7.50%, 09/15/29	75	98,860

		20,062,570
AGRICULTURE — 1.10%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	350	348,828
2.63%, 09/16/26 (Call 06/16/26)[a]	250	230,925
2.85%, 08/09/22	485	476,668
3.88%, 09/16/46 (Call 03/16/46)	495	458,974
4.00%, 01/31/24	600	617,670
4.25%, 08/09/42	390	385,339
4.75%, 05/05/21	490	515,696
5.38%, 01/31/44	510	584,577
9.25%, 08/06/19	348	379,640
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	449	413,399
4.02%, 04/16/43	170	164,404
BAT Capital Corp.
2.30%, 08/14/20[b]	290	284,777
2.76%, 08/15/22 (Call 07/15/22)[b]	247	240,148
3.22%, 08/15/24 (Call 06/15/24)[b]	510	492,395
3.56%, 08/15/27 (Call 05/15/27)[b]	530	506,781
4.39%, 08/15/37 (Call 02/15/37)[a,b]	186	183,956
4.54%, 08/15/47 (Call 02/15/47)[b]	810	787,190
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	150	146,357
3.25%, 08/15/26 (Call 05/15/26)	140	131,832

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.75%, 09/25/27 (Call 06/25/27)[a]	$300	$289,914
8.50%, 06/15/19	300	320,874
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	100	96,817
2.00%, 02/21/20[a]	110	108,369
2.13%, 05/10/23 (Call 03/10/23)	285	268,880
2.38%, 08/17/22 (Call 07/17/22)	341	328,843
2.50%, 08/22/22	197	190,988
2.50%, 11/02/22 (Call 10/02/22)	300	290,061
2.75%, 02/25/26 (Call 11/25/25)[a]	319	300,029
2.90%, 11/15/21	497	493,486
3.13%, 08/17/27 (Call 05/17/27)	100	96,029
3.13%, 03/02/28 (Call 12/02/27)[a]	320	305,776
3.25%, 11/10/24	415	408,717
3.38%, 08/11/25 (Call 05/11/25)	10	9,847
3.88%, 08/21/42	8	7,516
4.13%, 05/17/21[a]	200	206,512
4.13%, 03/04/43	578	562,336
4.25%, 11/10/44	361	360,419
4.38%, 11/15/41	327	330,388
4.88%, 11/15/43	350	378,444
6.38%, 05/16/38	285	369,052
Reynolds American Inc.
3.25%, 06/12/20	600	602,772
4.45%, 06/12/25 (Call 03/12/25)	370	381,862
5.70%, 08/15/35 (Call 02/15/35)	330	375,731
5.85%, 08/15/45 (Call 02/15/45)	954	1,109,874
6.88%, 05/01/20	500	539,690
7.25%, 06/15/37	114	151,569

		16,234,351

Security	Principal (000s)	Value
AIRLINES — 0.33%
American Airlines Pass Through Trust
Series 2013-2, Class A
4.95%, 07/15/24	$485	$506,378
Series 2014-1, Class A
3.70%, 04/01/28	415	412,464
Series 2015-1, Class A
3.38%, 11/01/28	105	102,692
Series 2016-3, Class AA
3.00%, 04/15/30	404	383,379
Continental Airlines Inc. Pass Through Trust
Series 2007-1, Class A
5.98%, 10/19/23	352	379,765
Series 2009-2, Class A
7.25%, 05/10/21	189	200,588
Series 2012-2, Class A
4.00%, 04/29/26	203	207,218
Delta Air Lines Inc.
2.60%, 12/04/20	170	167,875
3.63%, 03/15/22 (Call 02/15/22)	400	400,176
Delta Air Lines Inc. Pass Through Trust
Series 2017-1, Class A
6.82%, 02/10/24	47	51,920
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	175	173,663
2.75%, 11/06/19 (Call 10/06/19)	375	374,977
2.75%, 11/16/22 (Call 10/16/22)	160	157,166
3.00%, 11/15/26 (Call 08/15/26)	20	18,858
United Airlines Pass Through Trust
Series 2014-1, Class A
4.00%, 10/11/27[a]	56	56,732
Series 2014-2, Class A
3.75%, 03/03/28	487	488,370
Series 2015-1, Class AA
3.45%, 06/01/29	93	91,270

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Series 2016-1, Class AA
3.10%, 01/07/30	$482	$464,367
Series 2016-2, Class AA
2.88%, 04/07/30	200	189,332
Series 2018-1, Class AA
3.50%, 09/01/31	50	49,340

		4,876,530
APPAREL — 0.12%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	80	77,307
2.38%, 11/01/26 (Call 08/01/26)	895	826,139
3.38%, 11/01/46 (Call 05/01/46)[a]	25	22,556
3.63%, 05/01/43 (Call 11/01/42)	350	331,713
3.88%, 11/01/45 (Call 05/01/45)	145	142,816
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	100	99,597
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	295	300,531

		1,800,659
AUTO MANUFACTURERS — 1.63%
American Honda Finance Corp.
1.20%, 07/12/19	100	98,133
1.65%, 07/12/21	220	211,363
1.70%, 09/09/21	300	287,454
2.15%, 03/13/20	350	346,293
2.25%, 08/15/19	250	248,650
2.30%, 09/09/26	400	365,996
2.45%, 09/24/20[a]	170	168,422
2.60%, 11/16/22[a]	410	401,222
2.65%, 02/12/21	100	99,558
3.50%, 02/15/28	100	99,900
Daimler Finance North America LLC
8.50%, 01/18/31	325	474,123
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	467	459,318

Security	Principal (000s)	Value
4.75%, 01/15/43[a]	$527	$486,495
5.29%, 12/08/46 (Call 06/08/46)[a]	299	293,866
6.63%, 10/01/28	62	71,626
7.40%, 11/01/46[a]	250	317,933
7.45%, 07/16/31	500	611,075
Ford Motor Credit Co. LLC
2.26%, 03/28/19	600	596,202
2.43%, 06/12/20	405	397,746
2.60%, 11/04/19	200	198,710
2.68%, 01/09/20	435	431,881
3.16%, 08/04/20	200	199,358
3.20%, 01/15/21[a]	1,000	993,160
3.34%, 03/18/21[a]	145	144,337
3.34%, 03/28/22 (Call 02/28/22)	800	788,448
3.66%, 09/08/24	450	436,351
3.81%, 01/09/24 (Call 11/09/23)	500	492,685
4.13%, 08/04/25	245	240,646
5.75%, 02/01/21	275	291,844
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	380	374,703
5.15%, 04/01/38 (Call 10/01/37)	250	250,433
5.20%, 04/01/45	609	599,098
5.40%, 04/01/48 (Call 10/01/47)[a]	225	228,215
6.25%, 10/02/43	227	253,380
6.60%, 04/01/36 (Call 10/01/35)	270	313,370
6.75%, 04/01/46 (Call 10/01/45)	315	370,679
General Motors Financial Co. Inc.
2.40%, 05/09/19	325	323,411
2.65%, 04/13/20	265	262,408
3.15%, 06/30/22 (Call 05/30/22)[a]	30	29,351
3.20%, 07/13/20 (Call 06/13/20)	200	200,062
3.20%, 07/06/21 (Call 06/06/21)	130	129,048

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.25%, 01/05/23 (Call 12/05/22)	$100	$97,893
3.45%, 01/14/22 (Call 12/14/21)	1,005	1,000,488
3.45%, 04/10/22 (Call 02/10/22)	270	268,237
3.70%, 11/24/20 (Call 10/24/20)	743	751,024
3.70%, 05/09/23 (Call 03/09/23)	160	159,170
3.85%, 01/05/28 (Call 10/05/27)	100	94,968
3.95%, 04/13/24 (Call 02/13/24)	356	354,861
4.00%, 01/15/25 (Call 10/15/24)	645	640,162
4.00%, 10/06/26 (Call 07/06/26)	582	568,108
4.20%, 03/01/21 (Call 02/01/21)	487	498,410
4.25%, 05/15/23	50	50,887
4.30%, 07/13/25 (Call 04/13/25)	169	169,722
4.35%, 01/17/27 (Call 10/17/26)	116	115,662
4.38%, 09/25/21	100	102,893
5.25%, 03/01/26 (Call 12/01/25)	283	299,454
PACCAR Financial Corp.
2.05%, 11/13/20	170	166,867
2.30%, 08/10/22	330	319,272
Toyota Motor Credit Corp.
1.40%, 05/20/19	300	296,175
1.55%, 10/18/19[a]	280	275,820
1.90%, 04/08/21	450	437,274
1.95%, 04/17/20	1,000	983,920
2.13%, 07/18/19	575	572,033
2.15%, 03/12/20	350	346,619
2.60%, 01/11/22	58	57,154
2.63%, 01/10/23	545	533,457
3.20%, 01/11/27	62	61,042
3.30%, 01/12/22	1,075	1,086,846
3.40%, 09/15/21	105	106,718

		24,002,089

Security	Principal (000s)	Value
AUTO PARTS & EQUIPMENT — 0.08%
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)[a]	$200	$204,882
4.40%, 10/01/46 (Call 04/01/46)	200	194,024
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	160	156,730
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	320	328,041
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	200	202,138
4.15%, 10/01/25 (Call 07/01/25)	100	103,015

		1,188,830
BANKS — 20.81%
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	1,000	986,020
2.25%, 06/13/19	495	492,297
2.30%, 06/01/21	300	292,635
2.63%, 05/19/22[a]	500	488,160
2.70%, 11/16/20	250	248,150
BAC Capital Trust XI
6.63%, 05/23/36	70	86,746
Banco Santander SA
3.50%, 04/11/22	200	199,478
3.80%, 02/23/28	200	191,902
4.25%, 04/11/27	200	199,504
Bancolombia SA
5.95%, 06/03/21	200	214,822
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	40	39,162
2.50%, 10/21/22 (Call 10/21/21)	1,000	965,790
2.65%, 04/01/19	952	952,409
3.25%, 10/21/27 (Call 10/21/26)[a]	800	759,384
3.30%, 01/11/23	650	647,907
3.50%, 04/19/26[a]	1,000	986,810

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.88%, 08/01/25	$825	$835,981
4.00%, 04/01/24	570	584,791
4.00%, 01/22/25	495	497,772
4.10%, 07/24/23	275	284,229
4.13%, 01/22/24	350	361,784
4.18%, 11/25/27 (Call 11/25/26)	595	596,125
4.20%, 08/26/24	134	136,944
4.25%, 10/22/26	300	303,324
4.45%, 03/03/26	615	630,596
4.88%, 04/01/44	17	18,814
5.00%, 01/21/44	475	535,382
5.88%, 02/07/42	226	282,145
6.11%, 01/29/37	605	729,878
6.22%, 09/15/26[a]	500	564,635
7.75%, 05/14/38	750	1,071,165
(3 mo. LIBOR US + 0.370%)
2.74%, 01/23/22 (Call 01/23/21)[c]	200	197,952
(3 mo. LIBOR US + 0.630%)
2.33%, 10/01/21 (Call 10/01/20)[c]	158	155,434
(3 mo. LIBOR US + 0.790%)
3.00%, 12/20/23 (Call 12/20/22)[b,c]	3,833	3,750,399
(3 mo. LIBOR US + 0.930%)
2.82%, 07/21/23 (Call 07/21/22)[c]	200	195,086
(3 mo. LIBOR US + 1.021%)
2.88%, 04/24/23 (Call 04/24/22)[c]	500	490,475
(3 mo. LIBOR US + 1.040%)
3.42%, 12/20/28 (Call 12/20/27)[a,b,c]	1,732	1,657,039
(3 mo. LIBOR US + 1.090%)
3.09%, 10/01/25 (Call 10/01/24)[c]	125	120,965
(3 mo. LIBOR US + 1.160%)
3.12%, 01/20/23 (Call 01/20/22)[c]	300	297,585
(3 mo. LIBOR US + 1.370%)
3.59%, 07/21/28 (Call 07/21/27)[c]	150	146,262

Security	Principal (000s)	Value
(3 mo. LIBOR US + 1.512%)
3.71%, 04/24/28 (Call 04/24/27)[c]	$1,000	$982,810
(3 mo. LIBOR US + 1.575%)
3.82%, 01/20/28 (Call 01/20/27)[c]	150	148,827
(3 mo. LIBOR US + 1.814%)
4.24%, 04/24/38 (Call 04/24/37)[c]	410	417,273
(3 mo. LIBOR US + 1.990%)
4.44%, 01/20/48 (Call 01/20/47)[c]	645	669,187
Series L
2.25%, 04/21/20	2,070	2,044,146
4.75%, 04/21/45[a]	460	486,639
Bank of America N.A.
6.00%, 10/15/36	426	526,429
Bank of Montreal
1.90%, 08/27/21	890	855,984
2.10%, 12/12/19	225	222,575
2.10%, 06/15/20	775	762,391
2.55%, 11/06/22 (Call 10/06/22)	90	87,404
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	275	266,940
2.20%, 05/15/19 (Call 04/15/19)	570	567,800
2.20%, 08/16/23 (Call 06/16/23)	308	291,069
2.45%, 11/27/20 (Call 10/27/20)	490	483,684
2.45%, 08/17/26 (Call 05/17/26)	100	91,228
2.50%, 04/15/21 (Call 03/15/21)	505	497,415
2.60%, 08/17/20 (Call 07/17/20)	390	387,157
2.80%, 05/04/26 (Call 02/04/26)	9	8,479
2.95%, 01/29/23 (Call 12/29/22)	100	98,841

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.00%, 02/24/25 (Call 01/24/25)	$180	$174,681
3.25%, 09/11/24 (Call 08/11/24)	150	148,571
3.25%, 05/16/27 (Call 02/16/27)	423	410,052
3.40%, 05/15/24 (Call 04/15/24)	585	585,129
3.40%, 01/29/28 (Call 10/29/27)	150	146,816
3.55%, 09/23/21 (Call 08/23/21)	350	355,876
3.65%, 02/04/24 (Call 01/05/24)	426	433,157
5.45%, 05/15/19[a]	300	309,867
(3 mo. LIBOR US + 1.069%)
3.44%, 02/07/28 (Call 02/07/27)[c]	150	147,422
Series G
2.15%, 02/24/20 (Call 01/24/20)	1,200	1,185,636
Bank of Nova Scotia (The)
1.65%, 06/14/19	565	558,254
2.45%, 03/22/21	1,300	1,279,694
2.45%, 09/19/22[a]	195	188,719
2.70%, 03/07/22[a]	90	88,255
2.80%, 07/21/21	300	297,828
4.38%, 01/13/21	55	57,218
4.50%, 12/16/25[a]	411	420,564
Bank One Corp.
7.63%, 10/15/26	350	436,380
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	245	241,884
5.14%, 10/14/20	250	259,253
6.75%, 05/22/19	300	314,151
Barclays PLC
2.75%, 11/08/19	215	213,755
2.88%, 06/08/20	500	495,690
3.25%, 01/12/21	655	651,339
3.65%, 03/16/25	1,600	1,541,024
3.68%, 01/10/23 (Call 01/10/22)	1,150	1,141,777

Security	Principal (000s)	Value
4.34%, 01/10/28 (Call 01/10/27)[a]	$250	$248,475
4.38%, 09/11/24	200	196,154
4.38%, 01/12/26	600	601,596
4.84%, 05/09/28 (Call 05/07/27)	200	196,952
4.95%, 01/10/47	390	401,025
5.20%, 05/12/26	400	405,760
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	355	344,723
2.45%, 01/15/20 (Call 12/15/19)	446	443,346
2.63%, 06/29/20 (Call 05/29/20)	100	99,352
2.75%, 04/01/22 (Call 03/01/22)[a]	500	492,810
2.85%, 10/26/24 (Call 09/26/24)	330	319,341
6.85%, 04/30/19	255	267,113
BNP Paribas SA
2.38%, 05/21/20	200	197,598
4.25%, 10/15/24	200	205,224
5.00%, 01/15/21	510	536,260
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	406	403,735
BPCE SA
2.50%, 07/15/19	250	248,920
2.75%, 12/02/21[a]	1,300	1,273,909
4.00%, 04/15/24	250	255,360
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	450	444,024
2.25%, 06/01/20 (Call 05/01/20)[a]	250	246,733
3.80%, 10/30/26 (Call 09/30/26)	250	252,830
Canadian Imperial Bank of Commerce
2.55%, 06/16/22[a]	325	316,488
2.70%, 02/02/21	500	495,315

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	$290	$284,560
3.20%, 01/30/23 (Call 12/30/22)	500	490,635
3.20%, 02/05/25 (Call 01/05/25)	381	365,737
3.30%, 10/30/24 (Call 09/30/24)	307	297,950
3.50%, 06/15/23	5	4,996
3.75%, 04/24/24 (Call 03/24/24)	440	440,889
3.75%, 07/28/26 (Call 06/28/26)	313	298,702
3.75%, 03/09/27 (Call 02/09/27)	1,030	1,000,676
3.80%, 01/31/28 (Call 12/31/27)	430	417,453
4.20%, 10/29/25 (Call 09/29/25)	75	74,420
Capital One N.A.
1.85%, 09/13/19 (Call 08/13/19)	750	737,940
2.25%, 09/13/21 (Call 08/13/21)	250	240,583
2.40%, 09/05/19 (Call 08/05/19)	1,250	1,240,762
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	300	294,594
Citigroup Inc.
2.40%, 02/18/20	2,300	2,277,598
2.50%, 07/29/19	650	647,796
2.55%, 04/08/19	500	499,300
2.65%, 10/26/20	700	692,706
2.75%, 04/25/22 (Call 03/25/22)	395	386,571
2.90%, 12/08/21 (Call 11/08/21)	135	133,271
3.20%, 10/21/26 (Call 07/21/26)	575	548,487
3.30%, 04/27/25	550	536,679
3.40%, 05/01/26	1,200	1,165,836
3.50%, 05/15/23	104	103,619

Security	Principal (000s)	Value
3.70%, 01/12/26	$310	$308,025
3.88%, 10/25/23	1,270	1,294,257
3.88%, 03/26/25	550	548,009
4.05%, 07/30/22	125	127,951
4.13%, 07/25/28[a]	110	109,210
4.30%, 11/20/26	200	203,106
4.40%, 06/10/25	250	256,660
4.45%, 09/29/27[a]	1,345	1,374,186
4.50%, 01/14/22	600	626,604
4.60%, 03/09/26	300	310,599
4.65%, 07/30/45[a]	465	497,341
4.75%, 05/18/46	395	404,492
5.30%, 05/06/44	420	465,566
5.38%, 08/09/20	1,000	1,053,190
5.50%, 09/13/25	650	710,814
5.88%, 01/30/42	100	124,767
6.00%, 10/31/33	355	417,821
6.68%, 09/13/43[a]	510	668,722
8.13%, 07/15/39	625	952,200
(3 mo. LIBOR US + 0.722%)
3.14%, 01/24/23 (Call 01/24/22)[c]	750	743,377
(3 mo. LIBOR US + 0.950%)
2.88%, 07/24/23 (Call 07/24/22)[c]	285	278,434
(3 mo. LIBOR US + 1.390%)
3.67%, 07/24/28 (Call 07/24/27)[c]	425	416,266
(3 mo. LIBOR US + 1.563%)
3.89%, 01/10/28 (Call 01/10/27)[c]	1,000	996,730
(3 mo. LIBOR US + 1.839%)
4.28%, 04/24/48 (Call 04/24/47)[a,c]	385	388,230
Citizens Bank N.A./Providence RI
2.25%, 03/02/20 (Call 02/03/20)	250	246,645
2.65%, 05/26/22 (Call 04/26/22)	250	243,100
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)	641	651,807

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	$500	$498,295
2.30%, 09/06/19	100	99,423
2.30%, 03/12/20	250	246,988
2.55%, 03/15/21	260	256,443
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	250	243,825
3.88%, 04/10/25 (Call 03/10/25)	250	243,658
Cooperatieve Rabobank UA
3.88%, 02/08/22[a]	950	970,083
3.95%, 11/09/22	550	558,459
4.38%, 08/04/25	500	508,295
4.50%, 01/11/21	398	413,932
5.25%, 05/24/41	302	357,520
5.25%, 08/04/45[a]	250	277,455
5.75%, 12/01/43	250	296,575
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	250	245,365
2.25%, 01/14/20	250	247,188
2.50%, 01/19/21	970	955,130
2.75%, 01/10/22	1,250	1,230,362
Credit Suisse AG/New York NY
3.00%, 10/29/21	500	496,990
3.63%, 09/09/24	250	249,410
4.38%, 08/05/20	750	774,150
5.40%, 01/14/20[a]	360	374,803
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,205	1,195,999
3.13%, 12/10/20	800	797,608
3.45%, 04/16/21	750	752,077
3.75%, 03/26/25[a]	250	246,765
3.80%, 09/15/22	1,300	1,312,467
4.55%, 04/17/26[a]	750	777,525
Deutsche Bank AG
2.95%, 08/20/20	105	104,012
3.13%, 01/13/21	455	451,242
3.38%, 05/12/21	800	795,272
4.10%, 01/13/26[a]	240	235,114
4.25%, 10/14/21	555	566,200

Security	Principal (000s)	Value
Deutsche Bank AG/London
3.70%, 05/30/24	$434	$423,532
Deutsche Bank AG/New York NY
2.70%, 07/13/20[a]	285	280,896
3.15%, 01/22/21	250	247,650
3.30%, 11/16/22[a]	690	673,419
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	250	249,743
3.20%, 08/09/21 (Call 07/09/21)	250	248,025
4.20%, 08/08/23	250	257,108
7.00%, 04/15/20	550	591,987
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)[a]	300	291,855
3.50%, 03/15/22 (Call 02/15/22)	805	812,317
4.30%, 01/16/24 (Call 12/16/23)	340	351,387
8.25%, 03/01/38	257	374,683
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)[a]	300	294,864
2.25%, 06/14/21 (Call 05/14/21)[a]	200	195,076
2.88%, 10/01/21 (Call 09/01/21)	200	198,150
First Republic Bank/CA
4.63%, 02/13/47	350	359,586
Goldman Sachs Capital I
6.35%, 02/15/34[a]	780	939,627
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19 (Call 11/13/19)	70	69,369
2.35%, 11/15/21 (Call 11/15/20)	1,500	1,450,035
2.55%, 10/23/19	830	826,041
2.60%, 04/23/20 (Call 03/23/20)	952	945,174
2.75%, 09/15/20 (Call 08/15/20)	610	605,889
2.88%, 02/25/21 (Call 01/25/21)	610	605,291

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.00%, 04/26/22 (Call 04/26/21)[a]	$1,260	$1,241,617
3.20%, 02/23/23 (Call 01/23/23)	250	246,080
3.50%, 11/16/26 (Call 11/16/25)	490	472,203
3.63%, 01/22/23	485	488,051
3.75%, 05/22/25 (Call 02/22/25)	410	408,212
3.75%, 02/25/26 (Call 11/25/25)	750	741,570
3.85%, 07/08/24 (Call 04/08/24)	1,600	1,610,944
3.85%, 01/26/27 (Call 01/26/26)	690	680,623
4.00%, 03/03/24	220	224,132
4.25%, 10/21/25	865	872,257
4.75%, 10/21/45 (Call 04/21/45)	900	957,789
4.80%, 07/08/44 (Call 01/08/44)	500	536,410
5.15%, 05/22/45	610	660,093
5.25%, 07/27/21[a]	401	427,133
5.38%, 03/15/20[a]	415	434,650
5.75%, 01/24/22	1,300	1,411,592
5.95%, 01/15/27	265	298,361
6.00%, 06/15/20	800	852,664
6.13%, 02/15/33[a]	370	445,535
6.25%, 02/01/41	840	1,065,406
6.45%, 05/01/36	125	153,350
6.75%, 10/01/37	902	1,139,388
(3 mo. LIBOR US + 0.821%)
2.88%, 10/31/22 (Call 10/31/21)[c]	1,000	981,060
(3 mo. LIBOR US + 0.990%)
2.91%, 07/24/23 (Call 07/24/22)[c]	800	778,520
(3 mo. LIBOR US + 1.201%)
3.27%, 09/29/25 (Call 09/29/24)[c]	700	675,318
(3 mo. LIBOR US + 1.373%)
4.02%, 10/31/38 (Call 10/31/37)[c]	500	482,625

Security	Principal (000s)	Value
(3 mo. LIBOR US + 1.510%)
3.69%, 06/05/28 (Call 06/05/27)[c]	$250	$242,530
HSBC Bank USA N.A.
4.88%, 08/24/20	750	780,945
HSBC Holdings PLC
2.65%, 01/05/22[a]	1,500	1,460,925
2.95%, 05/25/21	780	773,214
3.40%, 03/08/21	1,200	1,206,396
3.60%, 05/25/23	200	200,986
4.00%, 03/30/22[a]	820	840,016
4.25%, 03/14/24	400	404,600
4.25%, 08/18/25	245	243,878
4.30%, 03/08/26	1,500	1,545,075
5.10%, 04/05/21	164	172,979
5.25%, 03/14/44[a]	400	439,824
6.10%, 01/14/42	597	768,930
6.50%, 05/02/36	435	537,234
6.50%, 09/15/37	549	682,561
6.80%, 06/01/38	850	1,093,984
(3 mo. LIBOR US + 1.546%)
4.04%, 03/13/28 (Call 03/13/27)[a,c]	750	751,717
HSBC USA Inc.
2.35%, 03/05/20[a]	605	597,976
2.38%, 11/13/19	150	148,863
3.50%, 06/23/24	800	798,112
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	360	346,622
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	300	298,251
2.38%, 03/10/20 (Call 02/10/20)	250	247,708
2.40%, 04/01/20 (Call 03/01/20)	250	247,258
2.50%, 08/07/22 (Call 07/07/22)	250	241,768
Industrial & Commercial Bank of China Ltd./New York
2.45%, 10/20/21	500	484,555
ING Groep NV
3.15%, 03/29/22	550	544,159

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.95%, 03/29/27	$400	$400,376
Intesa Sanpaolo SpA
5.25%, 01/12/24[a]	400	426,576
JPMorgan Chase & Co.
2.20%, 10/22/19	216	214,192
2.25%, 01/23/20 (Call 12/23/19)	3,225	3,193,169
2.30%, 08/15/21 (Call 08/15/20)	130	126,614
2.40%, 06/07/21 (Call 05/07/21)[a]	430	421,576
2.55%, 10/29/20 (Call 09/29/20)	850	841,916
2.55%, 03/01/21 (Call 02/01/21)	2,000	1,974,160
2.75%, 06/23/20 (Call 05/23/20)	805	802,617
2.95%, 10/01/26 (Call 07/01/26)	495	465,914
2.97%, 01/15/23 (Call 01/15/22)[a]	385	378,913
3.13%, 01/23/25 (Call 10/23/24)	1,017	987,548
3.20%, 01/25/23	690	687,330
3.20%, 06/15/26 (Call 03/15/26)	620	595,789
3.25%, 09/23/22[a]	592	591,668
3.30%, 04/01/26 (Call 01/01/26)	1,485	1,439,945
3.38%, 05/01/23	50	49,670
3.63%, 05/13/24	420	422,230
3.63%, 12/01/27 (Call 12/01/26)	525	507,040
3.88%, 02/01/24	445	454,501
3.88%, 09/10/24	494	498,021
3.90%, 07/15/25 (Call 04/15/25)[a]	1,080	1,096,254
4.13%, 12/15/26[a]	550	556,682
4.25%, 10/15/20	442	456,962
4.25%, 10/01/27[a]	350	356,555
4.35%, 08/15/21	380	395,534
4.40%, 07/22/20[a]	442	457,439
4.50%, 01/24/22	1,550	1,623,640
4.63%, 05/10/21	750	786,465

Security	Principal (000s)	Value
4.85%, 02/01/44	$405	$448,234
4.95%, 06/01/45[a]	390	421,032
5.40%, 01/06/42	345	408,566
5.50%, 10/15/40	200	238,168
5.60%, 07/15/41	660	798,706
5.63%, 08/16/43	900	1,056,753
6.30%, 04/23/19	380	395,443
6.40%, 05/15/38[a]	239	312,514
(3 mo. LIBOR US + 0.935%)
2.78%, 04/25/23 (Call 04/25/22)[c]	500	489,360
(3 mo. LIBOR US + 0.945%)
3.51%, 01/23/29 (Call 01/23/28)[c]	100	96,920
(3 mo. LIBOR US + 1.360%)
3.88%, 07/24/38 (Call 07/24/37)[c]	62	59,916
(3 mo. LIBOR US + 1.380%)
3.54%, 05/01/28 (Call 05/01/27)[c]	300	292,590
3.96%, 11/15/48 (Call 11/15/47)[c]	40	38,053
(3 mo. LIBOR US + 1.460%)
4.03%, 07/24/48 (Call 07/24/47)[c]	540	522,126
(3 mo. LIBOR US + 1.580%)
4.26%, 02/22/48 (Call 02/22/47)[c]	260	259,745
JPMorgan Chase Bank N.A.
1.65%, 09/23/19 (Call 08/23/19)	250	246,345
(3 mo. LIBOR US + 0.280%)
2.60%, 02/01/21 (Call 02/01/20)[c]	500	498,320
KeyBank N.A./Cleveland OH
2.30%, 09/14/22[a]	400	384,456
2.50%, 11/22/21[a]	410	401,144
3.40%, 05/20/26	250	241,490
KeyCorp
2.90%, 09/15/20	470	468,928
5.10%, 03/24/21	300	317,607
KfW
0.00%, 04/18/36[d]	450	249,381
1.00%, 07/15/19	250	245,585

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
1.25%, 09/30/19	$3,100	$3,047,114
1.50%, 09/09/19	2,000	1,974,360
1.50%, 04/20/20	145	141,996
1.50%, 06/15/21[a]	3,090	2,978,018
1.63%, 05/29/20	625	612,950
1.63%, 03/15/21	145	140,756
1.75%, 03/31/20[a]	1,100	1,084,127
1.88%, 06/30/20	625	615,912
1.88%, 11/30/20	1,300	1,276,158
2.00%, 09/29/22	500	482,775
2.00%, 10/04/22	300	289,542
2.00%, 05/02/25[a]	2,040	1,912,561
2.13%, 03/07/22[a]	1,405	1,371,997
2.13%, 06/15/22	260	253,232
2.13%, 01/17/23[a]	925	895,280
2.38%, 08/25/21[a]	175	173,262
2.50%, 11/20/24	1,620	1,574,041
2.63%, 01/25/22	820	816,818
2.75%, 09/08/20	2,275	2,286,557
2.75%, 10/01/20	1,500	1,507,380
2.88%, 04/03/28	500	493,020
4.00%, 01/27/20	1,750	1,800,872
4.88%, 06/17/19	450	464,701
Korea Development Bank (The)
2.63%, 02/27/22[a]	200	194,546
2.75%, 03/19/23	200	193,406
3.00%, 09/14/22	500	491,605
3.00%, 01/13/26	300	286,176
3.38%, 09/16/25	200	196,210
3.75%, 01/22/24	200	202,352
4.63%, 11/16/21	300	314,475
Landwirtschaftliche Rentenbank
1.38%, 10/23/19[a]	255	250,956
1.75%, 07/27/26	900	814,572
2.00%, 01/13/25	505	474,579
2.25%, 10/01/21	250	246,343
Series 36 2.00%, 12/06/21	800	780,088
Series 37 2.50%, 11/15/27	380	362,345
Lloyds Bank PLC
6.38%, 01/21/21	555	605,927
Lloyds Banking Group PLC
3.00%, 01/11/22	500	492,595

Security	Principal (000s)	Value
3.57%, 11/07/28 (Call 11/07/27)	$550	$522,098
3.75%, 01/11/27	500	487,190
4.50%, 11/04/24	400	406,656
4.65%, 03/24/26[a]	700	710,430
5.30%, 12/01/45[a]	300	329,202
(3 mo. LIBOR US + 0.810%)
2.91%, 11/07/23 (Call 11/07/22)[a,c]	500	483,800
Manufacturers & Traders Trust Co.
2.25%, 07/25/19 (Call 06/25/19)	200	198,786
2.50%, 05/18/22 (Call 04/18/22)	250	243,960
2.63%, 01/25/21 (Call 12/25/20)	500	495,325
2.90%, 02/06/25 (Call 01/06/25)[a]	250	241,480
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	500	483,760
2.53%, 09/13/23[a]	300	285,936
2.67%, 07/25/22[a]	530	515,255
2.76%, 09/13/26	250	231,098
2.95%, 03/01/21[a]	650	647,816
3.29%, 07/25/27	370	354,393
3.46%, 03/02/23	100	99,862
3.68%, 02/22/27[a]	616	609,643
3.85%, 03/01/26	600	602,052
Mizuho Financial Group Inc.
2.60%, 09/11/22	350	338,156
3.55%, 03/05/23	250	250,000
3.66%, 02/28/27	1,005	991,392
Morgan Stanley
2.50%, 04/21/21	1,500	1,473,795
2.63%, 11/17/21	340	332,778
2.65%, 01/27/20	1,675	1,668,333
2.75%, 05/19/22	325	317,798
2.80%, 06/16/20	1,800	1,795,500
3.13%, 01/23/23	100	98,522
3.13%, 07/27/26	900	854,460
3.63%, 01/20/27	565	553,666
3.70%, 10/23/24[a]	200	200,282

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.75%, 02/25/23	$1,150	$1,167,146
3.88%, 01/27/26	610	611,415
3.95%, 04/23/27	855	841,055
4.00%, 07/23/25	615	624,243
4.10%, 05/22/23	500	509,015
4.30%, 01/27/45	595	595,000
4.35%, 09/08/26	874	889,085
4.38%, 01/22/47	880	891,739
4.88%, 11/01/22	748	789,529
5.00%, 11/24/25[a]	540	576,277
5.50%, 01/26/20	100	104,669
5.50%, 07/24/20	200	211,206
5.50%, 07/28/21	195	209,268
5.63%, 09/23/19	410	427,261
5.75%, 01/25/21[a]	800	857,664
6.38%, 07/24/42[a]	525	683,161
7.25%, 04/01/32	290	384,401
7.30%, 05/13/19	775	815,532
(3 mo. LIBOR US + 1.455%)
3.97%, 07/22/38 (Call 07/22/37)[c]	1,050	1,022,626
Series F 3.88%, 04/29/24	540	546,512
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	200	193,282
3.50%, 06/18/22	400	401,868
National Australia Bank Ltd./New York
2.25%, 01/10/20	250	247,495
2.50%, 05/22/22	1,000	970,120
2.63%, 07/23/20	500	496,665
2.80%, 01/10/22	500	493,225
National Bank of Canada
2.20%, 11/02/20 (Call 10/02/20)	700	687,386
Northern Trust Corp.
3.38%, 08/23/21	300	305,103
3.95%, 10/30/25	377	387,658
Oesterreichische Kontrollbank AG
1.13%, 04/26/19	700	690,410
1.50%, 10/21/20	685	665,916
1.63%, 03/12/19	850	844,305

Security	Principal (000s)	Value
PNC Bank N.A.
1.95%, 03/04/19 (Call 02/02/19)[e]	$500	$497,000
2.25%, 07/02/19 (Call 06/02/19)[e]	1,395	1,385,821
2.40%, 10/18/19 (Call 09/18/19)[a,e]	250	248,473
3.10%, 10/25/27 (Call 09/25/27)[e]	500	477,775
4.20%, 11/01/25 (Call 10/02/25)[a,e]	350	362,050
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)[e]	470	451,938
3.30%, 03/08/22 (Call 02/06/22)[e]	312	314,480
3.90%, 04/29/24 (Call 03/29/24)[e]	975	994,568
4.38%, 08/11/20[e]	250	258,415
5.13%, 02/08/20[e]	395	411,527
6.88%, 05/15/19[e]	400	418,964
Regions Bank/Birmingham AL
6.45%, 06/26/37	250	302,988
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	330	321,882
Royal Bank of Canada
1.63%, 04/15/19	500	494,745
2.13%, 03/02/20	500	493,595
2.15%, 03/15/19	540	537,808
2.15%, 10/26/20	195	191,373
2.35%, 10/30/20	295	291,454
2.50%, 01/19/21	910	899,954
2.75%, 02/01/22	140	138,376
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	1,225	1,217,736
4.80%, 04/05/26[a]	200	207,346
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	260	257,902
2.70%, 05/24/19 (Call 04/24/19)	136	135,646

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.70%, 03/28/22 (Call 02/28/22)[b]	$150	$149,895
4.40%, 07/13/27 (Call 06/13/27)[b]	100	99,643
4.50%, 07/17/25 (Call 04/17/25)	320	324,650
Santander UK Group Holdings PLC
2.88%, 10/16/20	415	411,917
3.13%, 01/08/21	1,095	1,089,919
3.57%, 01/10/23 (Call 01/10/22)	300	297,675
Santander UK PLC
2.50%, 03/14/19	1,025	1,023,760
2.50%, 01/05/21	200	197,272
4.00%, 03/13/24	450	458,505
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20[a]	750	741,622
2.63%, 03/15/21	250	246,390
2.80%, 03/11/22	250	245,890
State Street Corp.
2.55%, 08/18/20	617	613,138
2.65%, 05/19/26[a]	382	356,551
3.10%, 05/15/23	70	68,996
3.30%, 12/16/24	463	461,167
3.70%, 11/20/23	560	574,476
4.38%, 03/07/21	322	335,785
(3 mo. LIBOR US + 0.635%)
2.65%, 05/15/23 (Call 05/15/22)[c]	300	293,820
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	250	248,263
2.45%, 10/20/20	250	247,015
2.51%, 01/17/20	250	248,405
3.40%, 07/11/24	350	348,512
Sumitomo Mitsui Financial Group Inc.
2.44%, 10/19/21	800	779,584
2.78%, 10/18/22	500	486,745
2.85%, 01/11/22	250	245,918
2.93%, 03/09/21	500	497,595
3.10%, 01/17/23	250	246,518
3.35%, 10/18/27[a]	300	288,957
3.45%, 01/11/27	2,100	2,042,964
3.54%, 01/17/28	250	243,995

Security	Principal (000s)	Value
3.78%, 03/09/26	$850	$848,725
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	150	148,428
2.45%, 08/01/22 (Call 07/01/22)	380	367,794
3.30%, 05/15/26 (Call 04/15/26)	300	287,943
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	800	784,512
2.90%, 03/03/21 (Call 02/03/21)	90	89,631
SVB Financial Group
3.50%, 01/29/25	375	365,194
Svenska Handelsbanken AB
2.25%, 06/17/19	650	646,860
2.40%, 10/01/20	250	246,515
2.45%, 03/30/21	1,500	1,470,585
Toronto-Dominion Bank (The)
1.80%, 07/13/21[a]	1,500	1,444,575
2.25%, 11/05/19	400	397,228
2.50%, 12/14/20	796	788,589
2.55%, 01/25/21	250	247,708
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)[a]	250	248,963
2.35%, 01/29/21 (Call 12/29/20)	140	137,885
2.63%, 01/24/22 (Call 12/23/21)	155	152,553
2.95%, 07/15/22 (Call 06/15/22)	395	390,849
3.00%, 03/15/22 (Call 02/15/22)	875	874,834
3.10%, 04/27/26 (Call 03/27/26)	259	247,632
3.70%, 01/30/24 (Call 12/29/23)	510	522,306
4.13%, 05/24/21 (Call 04/23/21)	165	170,905
Series F
3.60%, 09/11/24 (Call 08/11/24)	110	111,189

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Series V
2.38%, 07/22/26 (Call 06/22/26)[a]	$18	$16,389
Series X
3.15%, 04/27/27 (Call 03/27/27)	1,000	962,430
U.S. Bank N.A./Cincinnati OH
1.40%, 04/26/19 (Call 03/26/19)	250	246,928
2.05%, 10/23/20 (Call 09/23/20)	750	735,697
2.80%, 01/27/25 (Call 12/27/24)	250	239,845
UBS AG/Stamford CT
2.38%, 08/14/19	480	477,734
4.88%, 08/04/20	500	522,045
Wachovia Corp.
5.50%, 08/01/35	5	5,664
Wells Fargo & Co.
2.10%, 07/26/21	255	246,358
2.50%, 03/04/21	245	240,666
2.55%, 12/07/20	590	582,271
2.60%, 07/22/20	395	391,820
2.63%, 07/22/22	460	446,494
3.00%, 01/22/21[a]	350	349,272
3.00%, 02/19/25	2,430	2,335,522
3.00%, 04/22/26	892	844,296
3.00%, 10/23/26	1,390	1,312,494
3.07%, 01/24/23 (Call 01/24/22)	1,401	1,380,896
3.30%, 09/09/24	1,800	1,774,674
3.50%, 03/08/22	935	942,115
3.55%, 09/29/25	1,372	1,359,213
3.90%, 05/01/45[a]	625	601,781
4.10%, 06/03/26[a]	1,765	1,767,912
4.13%, 08/15/23	400	409,252
4.30%, 07/22/27[a]	536	543,118
4.40%, 06/14/46[a]	600	590,052
4.48%, 01/16/24	146	152,329
4.60%, 04/01/21	380	396,690
4.65%, 11/04/44	314	321,216
4.75%, 12/07/46[a]	616	637,800
4.90%, 11/17/45	270	286,124

Security	Principal (000s)	Value
5.38%, 11/02/43	$512	$574,408
5.61%, 01/15/44	845	977,614
(3 mo. LIBOR US + 1.310%)
3.58%, 05/22/28 (Call 05/22/27)[a,c]	435	424,734
Series M
3.45%, 02/13/23	650	645,398
Series N
2.15%, 01/30/20[a]	873	860,691
Wells Fargo Bank N.A.
1.75%, 05/24/19	250	247,668
Westpac Banking Corp.
2.30%, 05/26/20	265	261,661
2.50%, 06/28/22[a]	30	29,118
2.60%, 11/23/20	1,520	1,506,107
2.65%, 01/25/21	500	495,080
2.70%, 08/19/26	261	242,145
2.85%, 05/13/26	604	568,376
3.35%, 03/08/27	972	943,316
4.88%, 11/19/19	560	579,527
(5 year USD ICE Swap + 2.236%)
4.32%, 11/23/31 (Call 11/23/26)[c]	105	104,801

		307,087,548
BEVERAGES — 2.17%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	753	731,442
2.65%, 02/01/21 (Call 01/01/21)	3,085	3,056,556
3.30%, 02/01/23 (Call 12/01/22)	1,045	1,040,768
3.65%, 02/01/26 (Call 11/01/25)	3,235	3,202,003
3.70%, 02/01/24	530	538,856
4.00%, 01/17/43	281	266,467
4.63%, 02/01/44	526	541,201
4.70%, 02/01/36 (Call 08/01/35)	555	583,316
4.90%, 02/01/46 (Call 08/01/45)[a]	2,761	2,945,159

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	$180	$175,072
3.75%, 01/15/22	330	336,966
4.38%, 02/15/21	75	78,046
4.44%, 10/06/48 (Call 04/06/48)	669	671,007
4.95%, 01/15/42	500	539,285
6.88%, 11/15/19	215	229,609
8.20%, 01/15/39	236	354,227
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)[a]	170	169,276
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)	260	277,150
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	100	98,749
Coca-Cola Co. (The)
1.55%, 09/01/21	295	283,238
1.88%, 10/27/20	420	411,869
2.20%, 05/25/22	270	262,796
2.25%, 09/01/26	391	361,288
2.45%, 11/01/20	340	338,905
2.50%, 04/01/23	110	107,301
2.88%, 10/27/25[a]	912	886,792
3.15%, 11/15/20	270	273,229
3.20%, 11/01/23	533	539,433
3.30%, 09/01/21	467	473,963
Coca-Cola European Partners U.S. LLC
4.50%, 09/01/21 (Call 06/01/21)	100	103,961
Coca-Cola FEMSA SAB de CV
5.25%, 11/26/43[a]	300	343,188
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	70	69,117
4.25%, 05/01/23	350	362,579
4.75%, 12/01/25	340	360,512

Security	Principal (000s)	Value
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	$280	$271,678
3.88%, 04/29/43 (Call 10/29/42)[a]	85	84,510
5.88%, 09/30/36	153	193,236
Diageo Investment Corp.
2.88%, 05/11/22	355	352,188
4.25%, 05/11/42	300	314,394
Dr Pepper Snapple Group Inc.
2.55%, 09/15/26 (Call 06/15/26)	370	331,228
3.43%, 06/15/27 (Call 03/15/27)	50	47,399
Fomento Economico Mexicano SAB de CV
2.88%, 05/10/23[a]	250	243,775
Molson Coors Brewing Co.
1.45%, 07/15/19	250	245,652
2.10%, 07/15/21 (Call 06/15/21)	575	554,001
2.25%, 03/15/20 (Call 02/15/20)	160	157,874
3.00%, 07/15/26 (Call 04/15/26)	470	439,309
4.20%, 07/15/46 (Call 01/15/46)	490	458,978
5.00%, 05/01/42	620	656,611
Pepsi-Cola Metropolitan Bottling Co. Inc.
Series B
7.00%, 03/01/29[a]	300	392,583
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	295	283,026
2.15%, 10/14/20 (Call 09/14/20)	330	325,446
2.38%, 10/06/26 (Call 07/06/26)	735	676,736
2.75%, 03/05/22[a]	250	247,940
2.75%, 03/01/23[a]	157	155,215
2.75%, 04/30/25 (Call 01/30/25)	217	209,598

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.85%, 02/24/26 (Call 11/24/25)	$475	$455,397
3.00%, 08/25/21	800	804,984
3.00%, 10/15/27 (Call 07/15/27)	250	240,275
3.45%, 10/06/46 (Call 04/06/46)	565	513,286
3.60%, 03/01/24 (Call 12/01/23)	500	509,790
4.00%, 03/05/42	228	229,867
4.00%, 05/02/47 (Call 11/02/46)[a]	520	522,517
4.25%, 10/22/44 (Call 04/22/44)	160	166,853
4.45%, 04/14/46 (Call 10/14/45)	470	504,409
4.50%, 01/15/20	110	113,736
4.60%, 07/17/45 (Call 01/17/45)	221	241,321

		31,957,138
BIOTECHNOLOGY — 1.37%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	400	393,792
2.20%, 05/22/19 (Call 04/22/19)	500	497,530
2.25%, 08/19/23 (Call 06/19/23)	110	103,898
2.60%, 08/19/26 (Call 05/19/26)	455	416,607
2.65%, 05/11/22 (Call 04/11/22)	350	341,967
3.13%, 05/01/25 (Call 02/01/25)	60	58,091
3.45%, 10/01/20	550	557,694
3.63%, 05/22/24 (Call 02/22/24)	450	452,862
3.88%, 11/15/21 (Call 08/15/21)	377	386,014
4.10%, 06/15/21 (Call 03/15/21)	507	522,676
4.40%, 05/01/45 (Call 11/01/44)	536	531,921

Security	Principal (000s)	Value
4.56%, 06/15/48 (Call 12/15/47)	$348	$350,008
4.66%, 06/15/51 (Call 12/15/50)	1,421	1,441,946
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	100	99,420
4.00%, 06/23/25 (Call 03/23/25)	160	159,418
5.25%, 06/23/45 (Call 12/23/44)	440	476,076
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	30	31,294
Biogen Inc.
2.90%, 09/15/20	780	779,158
4.05%, 09/15/25 (Call 06/15/25)[a]	532	543,731
5.20%, 09/15/45 (Call 03/15/45)	402	437,292
Celgene Corp.
2.25%, 08/15/21	60	58,256
2.88%, 08/15/20	350	349,167
2.88%, 02/19/21	250	248,755
3.25%, 08/15/22	466	463,595
3.25%, 02/20/23 (Call 01/20/23)	500	495,030
3.55%, 08/15/22	176	176,975
3.63%, 05/15/24 (Call 02/15/24)	209	207,817
3.88%, 08/15/25 (Call 05/15/25)	263	262,285
3.90%, 02/20/28 (Call 11/20/27)[a]	250	245,875
3.95%, 10/15/20	200	204,750
4.55%, 02/20/48 (Call 08/20/47)	500	485,570
4.63%, 05/15/44 (Call 11/15/43)	325	322,003
5.00%, 08/15/45 (Call 02/15/45)	642	663,815
5.25%, 08/15/43	250	269,640

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	$50	$47,818
2.35%, 02/01/20	200	198,692
2.50%, 09/01/23 (Call 07/01/23)	178	170,732
2.55%, 09/01/20	1,095	1,087,510
2.95%, 03/01/27 (Call 12/01/26)[a]	840	790,961
3.25%, 09/01/22 (Call 07/01/22)	130	130,408
3.50%, 02/01/25 (Call 11/01/24)	250	248,943
3.65%, 03/01/26 (Call 12/01/25)	650	649,837
3.70%, 04/01/24 (Call 01/01/24)	468	475,343
4.00%, 09/01/36 (Call 03/01/36)	150	148,241
4.15%, 03/01/47 (Call 09/01/46)[a]	875	847,315
4.40%, 12/01/21 (Call 09/01/21)[a]	380	397,427
4.50%, 04/01/21 (Call 01/01/21)[a]	200	208,702
4.50%, 02/01/45 (Call 08/01/44)	598	608,321
4.60%, 09/01/35 (Call 03/01/35)	250	265,878
4.75%, 03/01/46 (Call 09/01/45)	515	544,000
4.80%, 04/01/44 (Call 10/01/43)	25	26,494
5.65%, 12/01/41 (Call 06/01/41)	242	285,362

		20,166,912
BUILDING MATERIALS — 0.25%
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)[f]	75	75,887
3.75%, 12/01/21 (Call 09/01/21)	182	185,889

Security	Principal (000s)	Value
3.90%, 02/14/26 (Call 11/14/25)	$300	$303,891
4.25%, 03/01/21	80	82,634
4.50%, 02/15/47 (Call 08/15/46)[a]	320	331,117
4.95%, 07/02/64 (Call 01/02/64)[f]	80	83,559
5.00%, 03/30/20[a]	92	96,042
Lafarge SA
7.13%, 07/15/36	70	88,820
Martin Marietta Materials Inc.
3.50%, 12/15/27 (Call 09/15/27)	250	240,093
4.25%, 12/15/47 (Call 06/15/47)	100	92,882
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)	425	439,250
4.50%, 05/15/47 (Call 11/15/46)	200	192,972
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	270	257,818
4.20%, 12/15/22 (Call 09/15/22)	352	361,427
4.30%, 07/15/47 (Call 01/15/47)	300	276,015
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	400	414,772
4.50%, 06/15/47 (Call 12/15/46)	250	241,067

		3,764,135
CHEMICALS — 1.42%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	311	309,821
3.38%, 03/15/25 (Call 12/15/24)	131	127,586
3.50%, 06/01/23 (Call 03/01/23)	180	180,333
4.13%, 03/15/35 (Call 09/15/34)	45	43,778

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.90%, 06/01/43 (Call 12/01/42)	$25	$26,188
5.25%, 01/15/45 (Call 07/15/44)[a]	300	326,130
Air Products & Chemicals Inc.
3.00%, 11/03/21[a]	200	200,112
4.38%, 08/21/19	150	153,900
Airgas Inc.
3.65%, 07/15/24 (Call 04/15/24)	180	183,281
Braskem Finance Ltd.
6.45%, 02/03/24	200	219,502
Cabot Corp.
3.70%, 07/15/22	50	50,459
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	505	497,970
3.50%, 10/01/24 (Call 07/01/24)	96	95,568
4.13%, 11/15/21 (Call 08/15/21)	670	692,793
4.25%, 10/01/34 (Call 04/01/34)[a]	550	553,636
4.38%, 11/15/42 (Call 05/15/42)	560	559,541
5.25%, 11/15/41 (Call 05/15/41)	230	254,136
8.55%, 05/15/19	552	589,431
9.40%, 05/15/39	170	275,050
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	455	454,318
3.60%, 08/15/22 (Call 05/15/22)	104	105,283
3.80%, 03/15/25 (Call 12/15/24)	391	397,393
4.65%, 10/15/44 (Call 04/15/44)	100	103,402
EI du Pont de Nemours & Co.
2.80%, 02/15/23	527	517,430
3.63%, 01/15/21	286	291,691
4.15%, 02/15/43[a]	449	442,543
4.63%, 01/15/20	300	311,085

Security	Principal (000s)	Value
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)[a]	$410	$417,745
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	485	482,725
Lubrizol Corp. (The)
6.50%, 10/01/34	25	32,197
LYB International Finance BV
4.00%, 07/15/23[a]	5	5,112
4.88%, 03/15/44 (Call 09/15/43)	565	593,866
5.25%, 07/15/43	330	363,109
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)[a]	283	275,243
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	270	264,821
5.00%, 04/15/19 (Call 01/15/19)	296	301,630
5.75%, 04/15/24 (Call 01/15/24)	300	332,328
6.00%, 11/15/21 (Call 08/17/21)	200	217,382
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	300	299,028
Monsanto Co.
2.13%, 07/15/19	260	257,855
2.85%, 04/15/25 (Call 01/15/25)	350	331,804
3.38%, 07/15/24 (Call 04/15/24)	472	468,295
3.95%, 04/15/45 (Call 10/15/44)	250	233,090
4.20%, 07/15/34 (Call 01/15/34)	102	101,541
4.40%, 07/15/44 (Call 01/15/44)[a]	431	425,332
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	100	98,284

52	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.75%, 11/15/21 (Call 08/15/21)	$360	$363,344
4.25%, 11/15/23 (Call 08/15/23)[a]	401	412,441
5.63%, 11/15/43 (Call 05/15/43)	225	235,235
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[a]	154	146,259
5.63%, 12/01/40	251	286,911
6.50%, 05/15/19	160	166,598
PPG Industries Inc.
3.60%, 11/15/20	100	102,001
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)[a]	400	386,956
2.45%, 02/15/22 (Call 11/15/21)[a]	92	90,256
2.65%, 02/05/25 (Call 11/05/24)	140	134,606
3.00%, 09/01/21	100	100,359
3.20%, 01/30/26 (Call 10/30/25)	400	397,624
4.05%, 03/15/21	52	53,787
Rohm & Haas Co.
7.85%, 07/15/29	400	536,380
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	200	200,128
4.25%, 01/15/48 (Call 07/15/47)	100	92,751
Sherwin-Williams Co. (The)
2.25%, 05/15/20	445	438,708
2.75%, 06/01/22 (Call 05/01/22)	374	364,979
3.45%, 06/01/27 (Call 03/01/27)[a]	448	431,357
3.95%, 01/15/26 (Call 10/15/25)	75	75,766
4.00%, 12/15/42 (Call 06/15/42)	100	93,648
4.20%, 01/15/22 (Call 10/15/21)	155	159,435

Security	Principal (000s)	Value
4.50%, 06/01/47 (Call 12/01/46)	$545	$544,989
Syngenta Finance NV
3.13%, 03/28/22[a]	465	448,534
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	672	654,662
4.38%, 11/15/47 (Call 05/15/47)	60	57,581
4.88%, 05/15/23 (Call 05/15/18)	500	511,740
5.00%, 08/15/46 (Call 02/15/46)	50	52,573

		21,003,355
COMMERCIAL SERVICES — 0.51%
Automatic Data Processing Inc.
3.38%, 09/15/25 (Call 06/15/25)	357	358,407
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	425	433,644
5.25%, 10/01/25 (Call 07/01/25)[a]	175	182,606
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	159	162,813
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	330	318,869
2.70%, 11/01/26 (Call 08/01/26)	8	7,474
3.25%, 12/01/27 (Call 09/01/27)[b]	100	96,136
3.95%, 12/01/47 (Call 06/01/47)[b]	421	402,817
4.35%, 12/08/21[a]	268	279,950
5.50%, 12/08/41	34	40,159
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	230	228,130
Johns Hopkins University
Series 2013
4.08%, 07/01/53	150	149,517

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Massachusetts Institute of Technology
4.68%, 07/01/14	$180	$192,184
5.60%, 07/01/11	80	99,810
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)[b]	350	338,286
2.75%, 07/15/19 (Call 06/15/19)[a]	300	300,066
3.25%, 01/15/28 (Call 10/15/27)[a,b]	450	430,137
4.88%, 02/15/24 (Call 11/15/23)	430	458,840
5.50%, 09/01/20	100	105,802
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	425	383,992
Princeton University
Series A
4.95%, 03/01/19	250	255,415
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	425	401,956
4.00%, 06/15/25 (Call 03/15/25)	480	491,347
4.40%, 02/15/26 (Call 11/15/25)	159	168,303
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	98	98,029
4.80%, 04/01/26 (Call 01/01/26)	306	321,018
University of Notre Dame du Lac
Series 2017
3.39%, 02/15/48 (Call 08/15/47)	125	116,233
University of Southern California
3.03%, 10/01/39	200	179,122
Verisk Analytics Inc.
4.13%, 09/12/22	350	360,119
Western Union Co. (The)
5.25%, 04/01/20	110	114,571

Security	Principal (000s)	Value
6.20%, 11/17/36[a]	$100	$105,020

		7,580,772
COMPUTERS — 2.45%
Apple Inc.
1.55%, 02/07/20	575	564,667
1.55%, 08/04/21 (Call 07/04/21)	95	91,008
1.80%, 11/13/19	300	296,619
1.80%, 05/11/20	250	245,858
1.90%, 02/07/20	500	494,345
2.00%, 05/06/20	1,035	1,022,756
2.10%, 05/06/19	375	373,650
2.10%, 09/12/22 (Call 08/12/22)	460	442,538
2.15%, 02/09/22	152	147,668
2.25%, 02/23/21 (Call 01/23/21)	715	703,989
2.30%, 05/11/22 (Call 04/11/22)	250	243,385
2.40%, 01/13/23 (Call 12/13/22)	120	116,371
2.40%, 05/03/23	356	344,259
2.45%, 08/04/26 (Call 05/04/26)[a]	500	462,600
2.50%, 02/09/22 (Call 01/09/22)	760	747,863
2.50%, 02/09/25	649	614,220
2.70%, 05/13/22	190	188,377
2.85%, 05/06/21	988	989,245
2.85%, 02/23/23 (Call 12/23/22)[a]	390	385,609
2.85%, 05/11/24 (Call 03/11/24)	850	827,781
2.90%, 09/12/27 (Call 06/12/27)	30	28,377
3.00%, 02/09/24 (Call 12/09/23)	395	389,829
3.00%, 11/13/27 (Call 08/13/27)	500	478,015
3.20%, 05/13/25	1,050	1,039,321
3.20%, 05/11/27 (Call 02/11/27)	530	516,215

54	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.25%, 02/23/26 (Call 11/23/25)	$546	$537,876
3.35%, 02/09/27 (Call 11/09/26)	347	342,076
3.45%, 05/06/24	775	780,564
3.45%, 02/09/45[a]	737	672,402
3.75%, 09/12/47 (Call 03/12/47)[a]	50	47,659
3.75%, 11/13/47 (Call 05/13/47)	300	285,801
3.85%, 05/04/43	646	630,406
3.85%, 08/04/46 (Call 02/04/46)	350	339,122
4.25%, 02/09/47 (Call 08/09/46)	270	278,289
4.38%, 05/13/45	575	602,652
4.45%, 05/06/44	1,300	1,381,692
4.65%, 02/23/46 (Call 08/23/45)	510	556,476
Dell International LLC/EMC Corp.
3.48%, 06/01/19[b]	745	749,798
4.42%, 06/15/21 (Call 05/15/21)[a,b]	1,250	1,276,012
5.45%, 06/15/23 (Call 04/15/23)[b]	990	1,043,717
6.02%, 06/15/26 (Call 03/15/26)[b]	725	774,278
8.10%, 07/15/36 (Call 01/15/36)[b]	590	723,741
8.35%, 07/15/46 (Call 01/15/46)[b]	500	632,495
DXC Technology Co.
4.75%, 04/15/27 (Call 01/15/27)	240	248,026
7.45%, 10/15/29	50	59,916
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	1,020	1,031,118
4.90%, 10/15/25 (Call 07/15/25)[a]	800	826,784
6.20%, 10/15/35 (Call 04/15/35)	575	616,532
6.35%, 10/15/45 (Call 04/15/45)[a]	335	352,933

Security	Principal (000s)	Value
HP Inc.
4.05%, 09/15/22[a]	$100	$102,761
4.30%, 06/01/21	187	193,481
4.38%, 09/15/21	805	835,485
4.65%, 12/09/21	476	498,543
6.00%, 09/15/41[a]	307	324,582
IBM Credit LLC
2.20%, 09/08/22	150	144,293
2.65%, 02/05/21	250	248,420
3.00%, 02/06/23	250	247,630
International Business Machines Corp.
1.63%, 05/15/20	250	244,490
1.88%, 05/15/19	300	298,143
1.88%, 08/01/22	470	446,340
2.25%, 02/19/21	200	196,778
2.50%, 01/27/22[a]	765	752,079
2.90%, 11/01/21[a]	200	199,598
3.30%, 01/27/27[a]	300	296,283
3.38%, 08/01/23	120	120,959
3.45%, 02/19/26[a]	540	540,886
3.63%, 02/12/24	555	564,851
4.00%, 06/20/42	491	494,000
4.70%, 02/19/46[a]	250	281,793
5.60%, 11/30/39	117	144,727
6.22%, 08/01/27	100	121,246
6.50%, 01/15/28	150	185,091
7.00%, 10/30/25	250	310,528
8.38%, 11/01/19	200	218,600
NetApp Inc.
3.30%, 09/29/24 (Call 07/29/24)	525	512,048
Seagate HDD Cayman
4.75%, 06/01/23[a]	290	291,871
4.75%, 01/01/25[a]	170	164,682
4.88%, 03/01/24 (Call 01/01/24)[b]	180	179,878
4.88%, 06/01/27 (Call 03/01/27)[a]	275	262,600
5.75%, 12/01/34 (Call 06/01/34)[a]	235	222,970

		36,190,566

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.37%
Colgate-Palmolive Co.
1.75%, 03/15/19	$250	$248,278
2.30%, 05/03/22	360	352,022
2.45%, 11/15/21[a]	30	29,706
3.25%, 03/15/24[a]	315	317,520
3.70%, 08/01/47 (Call 02/01/47)[a]	140	132,980
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	50	49,204
3.15%, 03/15/27 (Call 12/15/26)	145	141,040
Procter & Gamble Co. (The)
1.90%, 11/01/19	410	406,658
2.30%, 02/06/22	316	309,573
2.45%, 11/03/26	6	5,566
2.70%, 02/02/26	432	412,309
3.10%, 08/15/23[a]	107	107,300
3.50%, 10/25/47	300	281,616
5.50%, 02/01/34	250	305,357
5.55%, 03/05/37[a]	234	293,586
Unilever Capital Corp.
1.38%, 07/28/21	285	271,502
1.80%, 05/05/20	190	186,734
2.60%, 05/05/24 (Call 03/05/24)	200	192,946
2.90%, 05/05/27 (Call 02/05/27)	200	190,470
3.10%, 07/30/25	100	98,354
4.25%, 02/10/21	700	727,636
5.90%, 11/15/32	267	335,320

		5,395,677
DISTRIBUTION & WHOLESALE — 0.02%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	25	23,198
4.60%, 06/15/45 (Call 12/15/44)	240	255,079

		278,277

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 2.61%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	$1,000	$1,010,060
4.50%, 05/15/21	1,340	1,379,972
4.63%, 10/30/20	150	155,100
5.00%, 10/01/21	425	445,234
Affiliated Managers Group Inc.
4.25%, 02/15/24	250	257,147
Air Lease Corp.
2.75%, 01/15/23 (Call 12/15/22)[a]	11	10,632
3.00%, 09/15/23 (Call 07/15/23)	460	445,630
3.63%, 04/01/27 (Call 01/01/27)	50	47,715
3.63%, 12/01/27 (Call 09/01/27)	400	382,508
3.75%, 02/01/22 (Call 12/01/21)[a]	205	207,866
3.88%, 04/01/21 (Call 03/01/21)	595	606,168
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	147	144,025
2.50%, 08/01/22 (Call 07/01/22)	356	344,248
2.65%, 12/02/22	475	461,762
3.00%, 10/30/24 (Call 09/29/24)	507	488,408
3.63%, 12/05/24 (Call 11/04/24)	1,150	1,150,184
4.05%, 12/03/42	277	274,715
American Express Credit Corp.
1.88%, 05/03/19 (Call 04/03/19)	350	347,077
2.20%, 03/03/20 (Call 02/01/20)	275	271,444
2.25%, 05/05/21 (Call 04/04/21)	370	360,994
2.38%, 05/26/20 (Call 04/25/20)	670	662,503

56	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.70%, 03/03/22 (Call 01/31/22)[a]	$249	$244,152
3.30%, 05/03/27 (Call 04/03/27)	470	455,651
Series F
2.60%, 09/14/20 (Call 08/14/20)	395	391,378
Ameriprise Financial Inc.
3.70%, 10/15/24	382	387,195
4.00%, 10/15/23	292	301,849
5.30%, 03/15/20	5	5,246
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	100	100,364
4.70%, 09/20/47 (Call 03/20/47)	175	170,137
Capital One Bank USA N.A.
2.30%, 06/05/19 (Call 05/05/19)	250	248,273
Cboe Global Markets Inc.
3.65%, 01/12/27 (Call 10/12/26)	450	443,565
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	156	151,654
3.20%, 03/02/27 (Call 12/02/26)[a]	200	194,668
3.45%, 02/13/26 (Call 11/13/25)	140	139,374
CME Group Inc.
3.00%, 09/15/22	652	649,705
3.00%, 03/15/25 (Call 12/15/24)	290	283,243
5.30%, 09/15/43 (Call 03/15/43)	314	382,188
Credit Suisse USA Inc.
7.13%, 07/15/32[a]	430	572,730
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	215	210,448
3.95%, 11/06/24 (Call 08/06/24)	460	459,595
4.10%, 02/09/27 (Call 11/09/26)	462	456,091

Security	Principal (000s)	Value
5.20%, 04/27/22	$160	$168,771
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	77	74,622
Eaton Vance Corp.
3.50%, 04/06/27 (Call 01/06/27)	355	350,499
Franklin Resources Inc.
2.80%, 09/15/22[a]	62	60,824
2.85%, 03/30/25	170	164,448
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	1,145	1,120,119
3.37%, 11/15/25	500	481,240
4.42%, 11/15/35	2,085	2,046,240
Genpact Luxembourg Sarl
3.70%, 04/01/22 (Call 03/01/22)[b]	285	279,579
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	405	403,283
3.10%, 09/15/27 (Call 06/15/27)	100	95,922
3.75%, 12/01/25 (Call 09/01/25)	527	535,690
4.00%, 10/15/23	330	341,755
International Lease Finance Corp.
6.25%, 05/15/19	890	922,565
8.25%, 12/15/20	45	50,635
8.63%, 01/15/22	50	58,974
Invesco Finance PLC
3.75%, 01/15/26	25	25,067
4.00%, 01/30/24	270	279,026
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	380	396,245
Jefferies Group LLC
6.25%, 01/15/36[a]	25	27,574
6.45%, 06/08/27	225	254,513
6.50%, 01/20/43	230	257,938
6.88%, 04/15/21	100	110,029
8.50%, 07/15/19	180	193,041

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Lazard Group LLC
3.75%, 02/13/25	$270	$268,018
Legg Mason Inc.
5.63%, 01/15/44	300	320,925
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	200	194,104
2.95%, 11/21/26 (Call 08/21/26)[a]	350	336,350
3.38%, 04/01/24	390	390,550
3.80%, 11/21/46 (Call 05/21/46)	350	343,238
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	125	123,881
4.25%, 06/01/24 (Call 03/01/24)[a]	300	308,130
5.55%, 01/15/20	350	366,289
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	35	34,346
2.30%, 11/15/19 (Call 10/15/19)	300	297,933
2.40%, 04/25/22 (Call 03/25/22)	320	310,842
3.05%, 02/15/22 (Call 11/15/21)	305	304,295
3.05%, 04/25/27 (Call 01/25/27)[a]	555	533,694
3.25%, 11/01/25 (Call 08/01/25)	20	19,725
3.40%, 02/07/28 (Call 11/07/27)	250	245,853
Series C
8.00%, 03/01/32	200	281,336
Nomura Holdings Inc.
2.75%, 03/19/19[a]	356	356,093
6.70%, 03/04/20[a]	24	25,701
ORIX Corp.
3.25%, 12/04/24	275	267,069
3.70%, 07/18/27	150	146,276
Raymond James Financial Inc.
3.63%, 09/15/26	150	146,483

Security	Principal (000s)	Value
4.95%, 07/15/46[a]	$400	$432,096
Stifel Financial Corp.
4.25%, 07/18/24	235	236,349
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	1,220	1,220,598
3.75%, 08/15/21 (Call 06/15/21)[a]	120	121,553
4.25%, 08/15/24 (Call 05/15/24)	818	824,168
4.50%, 07/23/25 (Call 04/24/25)	110	111,780
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	370	367,573
5.60%, 12/01/19	250	261,972
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	325	312,890
2.20%, 12/14/20 (Call 11/14/20)	895	883,660
2.75%, 09/15/27 (Call 06/15/27)	225	211,844
2.80%, 12/14/22 (Call 10/14/22)[a]	715	705,662
3.15%, 12/14/25 (Call 09/14/25)	1,135	1,114,059
3.65%, 09/15/47 (Call 03/15/47)[a]	250	238,985
4.15%, 12/14/35 (Call 06/14/35)[a]	435	458,333
4.30%, 12/14/45 (Call 06/14/45)	905	959,191

		38,481,341
ELECTRIC — 5.08%
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	125	120,509
3.80%, 10/01/47 (Call 04/01/47)	125	119,859
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	380	367,088

58	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.75%, 12/01/47 (Call 06/01/47)[a,b]	$50	$48,079
4.00%, 12/01/46 (Call 06/01/46)	350	351,330
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	200	193,530
4.15%, 08/15/44 (Call 02/15/44)	290	296,615
4.30%, 01/02/46 (Call 07/02/45)[a]	100	104,884
6.00%, 03/01/39	35	43,835
Series B
3.70%, 12/01/47 (Call 06/01/47)	20	19,115
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	127	126,319
3.65%, 02/15/26 (Call 11/15/25)	100	99,178
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	200	197,654
3.70%, 12/01/47 (Call 06/01/47)	60	57,808
4.15%, 03/15/46 (Call 09/15/45)	250	258,360
American Electric Power Co. Inc.
2.15%, 11/13/20	170	166,835
2.95%, 12/15/22 (Call 09/15/22)	20	19,776
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	205	214,164
7.00%, 04/01/38[a]	100	136,744
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	50	47,319
3.75%, 05/15/46 (Call 11/15/45)	125	120,094
4.50%, 04/01/42 (Call 10/01/41)	250	267,445

Security	Principal (000s)	Value
Berkshire Hathaway Energy Co.
2.38%, 01/15/21[b]	$125	$123,423
2.40%, 02/01/20 (Call 01/01/20)	350	348,071
2.80%, 01/15/23 (Call 12/15/22)[b]	400	391,580
3.50%, 02/01/25 (Call 11/01/24)	250	251,005
3.75%, 11/15/23 (Call 08/15/23)	30	30,704
4.50%, 02/01/45 (Call 08/01/44)[a]	620	650,461
5.15%, 11/15/43 (Call 05/15/43)	176	203,574
6.13%, 04/01/36	323	411,295
Black Hills Corp.
3.95%, 01/15/26 (Call 07/15/25)	200	201,996
4.20%, 09/15/46 (Call 03/15/46)	100	98,207
4.25%, 11/30/23 (Call 08/30/23)	140	144,453
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	175	165,267
4.50%, 04/01/44 (Call 10/01/43)	300	327,801
Series Z
2.40%, 09/01/26 (Call 06/01/26)	50	45,994
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	710	677,844
Cleveland Electric Illuminating Co. (The)
5.95%, 12/15/36	250	299,317
CMS Energy Corp.
8.75%, 06/15/19	40	42,837
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	50	46,770

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.95%, 08/15/27 (Call 05/15/27)	$325	$310,586
3.40%, 09/01/21 (Call 06/01/21)	450	455,926
3.65%, 06/15/46 (Call 12/15/45)	25	23,612
3.70%, 03/01/45 (Call 09/01/44)	200	191,052
3.75%, 08/15/47 (Call 02/15/47)	70	67,244
6.45%, 01/15/38	140	185,247
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	150	145,865
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	5	6,038
6.30%, 08/15/37	208	269,630
3.13%, 11/15/27 (Call 08/15/27)[a]	250	243,505
3.95%, 03/01/43 (Call 09/01/42)[a]	730	725,197
4.45%, 03/15/44 (Call 09/15/43)	480	511,152
4.50%, 12/01/45 (Call 06/01/45)	100	107,799
4.63%, 12/01/54 (Call 06/01/54)	100	107,511
6.65%, 04/01/19	200	208,218
Series 08-B
6.75%, 04/01/38	250	343,810
Series 12-A
4.20%, 03/15/42	150	153,905
Series 2017
3.88%, 06/15/47 (Call 12/15/46)	40	39,192
Series C
4.00%, 11/15/57 (Call 05/15/57)[a]	40	38,928
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	250	242,623

Security	Principal (000s)	Value
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	$125	$125,688
3.95%, 07/15/47 (Call 01/15/47)[a]	255	257,604
6.13%, 03/15/19	1,050	1,086,508
6.70%, 09/15/19	300	317,550
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	50	50,476
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	280	277,777
2.58%, 07/01/20	130	128,393
3.63%, 12/01/24 (Call 09/01/24)	110	109,823
3.90%, 10/01/25 (Call 07/01/25)	330	332,904
4.45%, 03/15/21	225	233,777
4.70%, 12/01/44 (Call 06/01/44)[a]	400	421,412
5.20%, 08/15/19	200	206,056
7.00%, 06/15/38	140	184,821
(3 mo. LIBOR US + 3.057%)
5.75%, 10/01/54 (Call 10/01/24)[a,c]	200	213,270
Series B
2.75%, 09/15/22 (Call 06/15/22)	160	155,437
5.95%, 06/15/35	400	479,328
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	430	415,165
3.80%, 03/15/27 (Call 12/15/26)	50	50,023
DTE Energy Co.
1.50%, 10/01/19	465	456,179
2.40%, 12/01/19 (Call 11/01/19)	195	193,463
2.85%, 10/01/26 (Call 07/01/26)	210	195,094
3.30%, 06/15/22 (Call 04/15/22)	220	219,377

60	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)[a]	$370	$354,763
3.05%, 03/15/23 (Call 02/15/23)	190	189,400
3.75%, 06/01/45 (Call 12/01/44)	380	366,202
3.90%, 06/15/21 (Call 03/15/21)	330	340,646
4.25%, 12/15/41 (Call 06/15/41)	160	167,392
5.30%, 02/15/40[a]	10	11,904
6.05%, 04/15/38	182	233,253
6.10%, 06/01/37	66	82,913
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	455	435,649
2.65%, 09/01/26 (Call 06/01/26)	615	564,244
3.05%, 08/15/22 (Call 05/15/22)	575	570,406
3.15%, 08/15/27 (Call 05/15/27)	50	47,345
3.55%, 09/15/21 (Call 06/15/21)	550	558,134
3.75%, 04/15/24 (Call 01/15/24)	320	324,278
3.75%, 09/01/46 (Call 03/01/46)	280	254,822
3.95%, 08/15/47 (Call 02/15/47)[a]	75	70,606
4.80%, 12/15/45 (Call 06/15/45)	100	108,248
Duke Energy Florida LLC
3.10%, 08/15/21 (Call 05/15/21)	100	100,763
3.20%, 01/15/27 (Call 10/15/26)	1,675	1,633,426
3.40%, 10/01/46 (Call 04/01/46)	80	72,234
3.85%, 11/15/42 (Call 05/15/42)	300	293,775
5.65%, 04/01/40	100	124,319

Security	Principal (000s)	Value
Duke Energy Indiana LLC
6.12%, 10/15/35	$29	$36,483
6.35%, 08/15/38	200	263,472
Series WWW
4.90%, 07/15/43 (Call 01/15/43)	50	56,774
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)[a]	300	286,815
Duke Energy Progress LLC
3.70%, 10/15/46 (Call 04/15/46)	1,075	1,027,302
4.10%, 03/15/43 (Call 09/15/42)	60	61,117
4.15%, 12/01/44 (Call 06/01/44)[a]	220	225,368
Edison International
2.40%, 09/15/22 (Call 08/15/22)	325	312,286
El Paso Electric Co.
6.00%, 05/15/35	50	57,565
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	56	54,946
3.55%, 06/15/26 (Call 03/15/26)	535	514,435
4.75%, 06/15/46 (Call 12/15/45)	500	501,810
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	390	398,412
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)[a]	1,280	1,203,686
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	100	91,533
4.95%, 01/15/45 (Call 01/15/25)	170	171,960
Eversource Energy
Series K
2.75%, 03/15/22 (Call 02/15/22)	150	147,725

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)[a]	$170	$169,055
3.40%, 04/15/26 (Call 01/15/26)	399	387,740
3.50%, 06/01/22 (Call 05/01/22)	370	369,737
3.95%, 06/15/25 (Call 03/15/25)	604	610,656
4.45%, 04/15/46 (Call 10/15/45)	760	774,083
5.10%, 06/15/45 (Call 12/15/44)	50	55,741
5.15%, 12/01/20 (Call 09/01/20)	280	293,306
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)[a]	110	110,223
4.00%, 10/01/20 (Call 07/01/20)	175	178,754
5.20%, 10/01/19	200	207,086
5.60%, 06/15/42 (Call 12/15/41)	325	339,791
6.25%, 10/01/39	450	503,194
FirstEnergy Corp.
Series B
3.90%, 07/15/27 (Call 04/15/27)	355	350,928
4.25%, 03/15/23 (Call 12/15/22)	400	411,728
Series C
4.85%, 07/15/47 (Call 01/15/47)[a]	460	482,439
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	60	57,724
3.80%, 12/15/42 (Call 06/15/42)	250	245,127
4.05%, 10/01/44 (Call 04/01/44)	400	408,008
5.25%, 02/01/41 (Call 08/01/40)	200	238,572
5.65%, 02/01/37	200	244,902

Security	Principal (000s)	Value
5.69%, 03/01/40	$45	$56,230
5.95%, 02/01/38[a]	185	235,531
5.96%, 04/01/39	115	147,765
Fortis Inc./Canada
3.06%, 10/04/26 (Call 07/04/26)	510	474,371
Georgia Power Co.
4.25%, 12/01/19	20	20,536
4.30%, 03/15/42	510	522,806
5.40%, 06/01/40	150	173,952
5.95%, 02/01/39	70	85,614
Series 10-C
4.75%, 09/01/40	25	26,830
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	52,083
Iberdrola International BV
6.75%, 07/15/36	200	251,164
Indiana Michigan Power Co.
7.00%, 03/15/19	180	187,790
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	90	89,325
6.25%, 07/15/39	100	127,102
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)[b]	50	48,735
3.35%, 11/15/27 (Call 08/15/27)[b]	250	240,353
5.30%, 07/01/43 (Call 01/01/43)	250	284,547
Kansas City Power & Light Co.
4.20%, 06/15/47 (Call 12/15/46)	360	360,288
5.30%, 10/01/41 (Call 04/01/41)	200	230,584
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	210	245,038
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	32	32,588

62	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Louisville Gas & Electric Co.
Series 25
3.30%, 10/01/25 (Call 07/01/25)	$500	$494,060
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	150	149,682
3.50%, 10/15/24 (Call 07/15/24)	70	71,231
3.65%, 08/01/48 (Call 02/01/48)	500	473,185
3.95%, 08/01/47 (Call 02/01/47)[a]	300	300,963
4.25%, 05/01/46 (Call 11/01/45)	250	261,827
Nevada Power Co.
7.13%, 03/15/19	100	104,632
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	135	134,294
2.80%, 01/15/23 (Call 12/15/22)	185	181,833
3.55%, 05/01/27 (Call 02/01/27)	420	411,281
4.50%, 06/01/21 (Call 03/01/21)	100	103,933
4.80%, 12/01/77 (Call 12/01/27)[a]	100	98,774
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	20	19,266
3.60%, 09/15/47 (Call 03/15/47)[a]	65	61,820
4.13%, 05/15/44 (Call 11/15/43)	325	333,570
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	241,735
3.20%, 05/15/27 (Call 02/15/27)	45	43,747
5.50%, 03/15/40	125	150,635

Security	Principal (000s)	Value
Oglethorpe Power Corp.
5.25%, 09/01/50[a]	$226	$241,938
5.38%, 11/01/40	95	106,605
Ohio Power Co.
Series M
5.38%, 10/01/21	120	129,774
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (Call 01/01/25)	250	241,858
3.75%, 04/01/45 (Call 10/01/44)	50	47,979
3.80%, 09/30/47 (Call 03/30/47)[a,b]	50	48,342
5.30%, 06/01/42 (Call 12/01/41)	400	475,792
7.00%, 09/01/22	170	196,258
7.50%, 09/01/38	66	95,112
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	200	192,324
3.30%, 12/01/27 (Call 09/01/27)[a,b]	600	568,152
3.40%, 08/15/24 (Call 05/15/24)	155	153,072
3.50%, 10/01/20 (Call 07/01/20)[a]	293	296,490
3.75%, 02/15/24 (Call 11/15/23)[a]	225	226,901
4.00%, 12/01/46 (Call 06/01/46)[a]	1,075	990,806
4.25%, 05/15/21 (Call 02/15/21)[a]	90	92,778
4.25%, 03/15/46 (Call 09/15/45)	205	195,254
4.75%, 02/15/44 (Call 08/15/43)	300	304,962
5.40%, 01/15/40[a]	25	27,804
5.80%, 03/01/37[a]	50	57,875
6.05%, 03/01/34[a]	755	883,924
6.25%, 03/01/39	350	426,258
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	238	237,983

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.95%, 06/01/23 (Call 03/01/23)	$50	$49,595
3.60%, 04/01/24 (Call 01/01/24)	186	189,190
3.85%, 06/15/21 (Call 03/15/21)	230	236,544
4.10%, 02/01/42 (Call 08/01/41)	250	255,325
6.00%, 01/15/39	260	334,929
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	300	287,412
3.15%, 10/15/25 (Call 07/15/25)	250	244,607
5.95%, 10/01/36	100	125,316
Portland General Electric Co.
6.10%, 04/15/19	100	103,715
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	165	167,932
4.15%, 03/15/43 (Call 09/15/42)	480	493,066
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)[a]	125	118,756
4.20%, 06/15/22 (Call 03/15/22)	150	154,985
5.00%, 03/15/44 (Call 09/15/43)	54	59,119
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)[a]	150	150,315
4.15%, 10/01/45 (Call 04/01/45)[a]	250	257,167
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	260	258,817
4.40%, 01/15/21 (Call 10/15/20)	45	46,552
7.75%, 03/01/31	225	306,027
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	240	239,609

Security	Principal (000s)	Value
8.63%, 04/15/31[a]	$300	$391,356
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	400	384,908
3.80%, 06/15/47 (Call 12/15/46)	250	243,512
4.30%, 03/15/44 (Call 09/15/43)	25	26,282
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	350	354,788
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	100	97,232
2.25%, 09/15/26 (Call 06/15/26)	340	310,070
2.38%, 05/15/23 (Call 02/15/23)[a]	50	48,192
3.60%, 12/01/47 (Call 06/01/47)	90	85,058
5.50%, 03/01/40	110	134,096
5.80%, 05/01/37	200	246,324
Public Service Enterprise Group Inc.
1.60%, 11/15/19	110	107,763
2.65%, 11/15/22 (Call 10/15/22)[a]	100	97,301
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	250	249,320
5.63%, 07/15/22 (Call 04/15/22)	330	357,786
Puget Sound Energy Inc.
5.76%, 10/01/39	130	159,955
5.80%, 03/15/40	300	374,874
San Diego Gas & Electric Co.
3.00%, 08/15/21[a]	605	607,777
4.50%, 08/15/40[a]	60	65,626
6.00%, 06/01/39	50	64,009
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	100	93,598

64	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	$25	$24,788
4.50%, 06/01/64 (Call 12/01/63)	300	283,893
4.60%, 06/15/43 (Call 12/15/42)[a]	165	169,227
5.10%, 06/01/65 (Call 12/01/64)	440	459,936
6.05%, 01/15/38[a]	125	149,165
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	184	189,238
4.00%, 04/01/47 (Call 10/01/46)	140	140,389
4.65%, 10/01/43 (Call 04/01/43)[a]	150	163,739
5.50%, 03/15/40[a]	140	170,927
5.63%, 02/01/36	200	239,070
5.75%, 04/01/35	160	193,930
6.00%, 01/15/34	62	76,355
Series 05-E
5.35%, 07/15/35	400	467,160
Series 06-E
5.55%, 01/15/37	180	215,314
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)[a]	325	320,713
Series C
3.60%, 02/01/45 (Call 08/01/44)	100	93,537
Southern Co. (The)
1.85%, 07/01/19	155	153,270
2.35%, 07/01/21 (Call 06/01/21)	475	461,795
2.75%, 06/15/20 (Call 05/15/20)[a]	285	283,224
3.25%, 07/01/26 (Call 04/01/26)[a]	1,575	1,499,620
4.25%, 07/01/36 (Call 01/01/36)	250	250,852
4.40%, 07/01/46 (Call 01/01/46)	1,375	1,378,341

Security	Principal (000s)	Value
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)[a]	$800	$822,560
5.15%, 09/15/41	100	107,970
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	325	312,175
Series L
3.85%, 02/01/48 (Call 08/01/47)	100	95,570
Southwestern Public Service Co.
3.70%, 08/15/47 (Call 02/15/47)	545	519,848
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	55	53,325
Toledo Edison Co. (The)
6.15%, 05/15/37	244	302,375
UIL Holdings Corp.
4.63%, 10/01/20	100	103,564
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	75	71,987
3.50%, 04/15/24 (Call 01/15/24)	100	101,461
3.90%, 09/15/42 (Call 03/15/42)	300	298,113
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	180	178,906
2.95%, 11/15/26 (Call 08/15/26)[a]	500	476,845
3.10%, 05/15/25 (Call 02/15/25)	200	195,296
4.00%, 11/15/46 (Call 05/15/46)[a]	135	134,491
4.45%, 02/15/44 (Call 08/15/43)[a]	285	303,593
6.35%, 11/30/37	350	454,198
8.88%, 11/15/38	205	336,856
Series A
3.15%, 01/15/26 (Call 10/15/25)	130	126,702

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.50%, 03/15/27 (Call 12/15/26)	$485	$481,901
Series B
3.80%, 09/15/47 (Call 03/15/47)[a]	50	48,266
6.00%, 01/15/36	30	37,239
Series D
4.65%, 08/15/43 (Call 02/15/43)	60	65,504
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)[a]	100	101,580
4.13%, 03/01/42 (Call 09/01/41)	50	50,697
4.25%, 12/01/45 (Call 06/01/45)	200	207,996
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	250	250,062
Wisconsin Power & Light Co.
3.05%, 10/15/27 (Call 07/15/27)	170	163,836
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	50	56,156
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	515	506,405
3.30%, 06/01/25 (Call 12/01/24)	75	73,637
3.35%, 12/01/26 (Call 06/01/26)	400	391,708
4.70%, 05/15/20 (Call 11/15/19)	475	489,763
6.50%, 07/01/36	225	292,459

		75,023,782
ELECTRICAL COMPONENTS & EQUIPMENT — 0.05%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	300	292,830
4.25%, 11/15/20	250	259,472

Security	Principal (000s)	Value
Hubbell Inc.
3.50%, 02/15/28 (Call 11/15/27)	$165	$161,060

		713,362
ELECTRONICS — 0.53%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)	100	93,171
3.20%, 10/01/22 (Call 07/01/22)	150	148,487
5.00%, 07/15/20	250	261,737
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	125	120,886
3.55%, 10/01/27 (Call 07/01/27)	100	96,004
Amphenol Corp.
3.20%, 04/01/24 (Call 02/01/24)	315	308,552
4.00%, 02/01/22 (Call 11/01/21)	400	410,036
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	270	258,787
4.00%, 04/01/25 (Call 01/01/25)	235	233,606
4.50%, 03/01/23 (Call 12/01/22)	100	103,018
Avnet Inc.
4.88%, 12/01/22	322	335,089
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	35	34,569
4.38%, 11/15/57 (Call 05/15/57)	240	225,480
4.75%, 03/15/42	106	112,531
5.75%, 08/15/40	150	175,639
Flex Ltd.
4.63%, 02/15/20	205	210,896
4.75%, 06/15/25 (Call 03/15/25)	100	104,125

66	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)[a]	$660	$638,372
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)[a]	510	491,247
2.50%, 11/01/26 (Call 08/01/26)	1,403	1,296,737
4.25%, 03/01/21	462	482,536
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	50	48,000
4.70%, 09/15/22	100	103,520
5.63%, 12/15/20[a]	100	106,094
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	150	155,438
4.60%, 04/06/27 (Call 01/06/27)	355	366,225
Koninklijke Philips NV
3.75%, 03/15/22	307	313,355
5.00%, 03/15/42	184	203,625
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	130	136,167
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	25	25,215
3.50%, 02/03/22 (Call 11/03/21)[a]	150	152,387

		7,751,531
ENGINEERING & CONSTRUCTION — 0.05%
ABB Finance USA Inc.
2.88%, 05/08/22	306	304,932
4.38%, 05/08/42	50	51,492
Fluor Corp.
3.38%, 09/15/21	250	252,293
3.50%, 12/15/24 (Call 09/15/24)	110	110,495

		719,212
ENVIRONMENTAL CONTROL — 0.18%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)[a]	204	199,188

Security	Principal (000s)	Value
3.38%, 11/15/27 (Call 08/15/27)	$260	$252,190
3.55%, 06/01/22 (Call 03/01/22)	206	208,113
4.75%, 05/15/23 (Call 02/15/23)	100	106,125
5.25%, 11/15/21	417	446,478
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)[a]	200	198,032
3.13%, 03/01/25 (Call 12/01/24)	160	156,253
3.15%, 11/15/27 (Call 08/15/27)[a]	426	406,378
3.90%, 03/01/35 (Call 09/01/34)	400	399,988
4.10%, 03/01/45 (Call 09/01/44)	357	355,079

		2,727,824
FOOD — 1.28%
Campbell Soup Co.
3.80%, 08/02/42	250	222,715
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	390	387,325
7.00%, 10/01/28	100	120,306
Flowers Foods Inc.
4.38%, 04/01/22 (Call 01/01/22)	250	258,355
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	561	560,877
5.40%, 06/15/40	350	399,931
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)[a]	890	809,188
4.13%, 12/01/20	100	103,736
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	350	333,221
4.63%, 11/01/20[a]	275	285,538
JM Smucker Co. (The)
2.50%, 03/15/20	300	298,107

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.50%, 03/15/25	$200	$198,408
4.38%, 03/15/45	495	492,322
Kellogg Co.
3.25%, 04/01/26	300	286,617
3.40%, 11/15/27 (Call 08/15/27)	350	334,449
4.00%, 12/15/20	460	472,507
4.50%, 04/01/46	250	248,147
Series B
7.45%, 04/01/31	50	64,193
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	1,030	1,024,150
3.00%, 06/01/26 (Call 03/01/26)	485	446,404
3.50%, 06/06/22	670	670,777
3.50%, 07/15/22 (Call 05/15/22)	300	299,745
3.95%, 07/15/25 (Call 04/15/25)	540	534,503
4.38%, 06/01/46 (Call 12/01/45)	935	854,366
5.00%, 07/15/35 (Call 01/15/35)	375	390,172
5.00%, 06/04/42	285	283,518
5.20%, 07/15/45 (Call 01/15/45)	640	652,102
6.50%, 02/09/40	200	237,494
6.88%, 01/26/39	182	224,124
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	410	405,084
2.65%, 10/15/26 (Call 07/15/26)	57	51,460
2.95%, 11/01/21 (Call 10/01/21)	284	282,248
3.30%, 01/15/21 (Call 12/15/20)	400	402,692
3.40%, 04/15/22 (Call 01/15/22)	350	351,253
3.70%, 08/01/27 (Call 05/01/27)	100	96,896
3.85%, 08/01/23 (Call 05/01/23)	371	378,732

Security	Principal (000s)	Value
3.88%, 10/15/46 (Call 04/15/46)	$25	$21,601
4.45%, 02/01/47 (Call 08/01/46)	655	614,979
4.65%, 01/15/48 (Call 07/15/47)[a]	50	48,317
5.00%, 04/15/42 (Call 10/15/41)	90	90,986
5.40%, 07/15/40 (Call 01/15/40)	100	105,978
6.90%, 04/15/38	100	124,352
7.50%, 04/01/31	185	233,607
McCormick & Co. Inc./MD
4.20%, 08/15/47 (Call 02/15/47)	75	74,241
Mondelez International Inc.
6.50%, 02/09/40	275	344,503
Sysco Corp.
1.90%, 04/01/19	200	198,514
2.50%, 07/15/21 (Call 06/15/21)[a]	435	428,062
2.60%, 10/01/20 (Call 09/01/20)	450	446,787
3.30%, 07/15/26 (Call 04/15/26)	263	255,954
3.75%, 10/01/25 (Call 07/01/25)	425	429,654
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	65	63,161
2.65%, 08/15/19 (Call 07/15/19)	200	199,520
3.55%, 06/02/27 (Call 03/02/27)	210	204,639
3.95%, 08/15/24 (Call 05/15/24)	200	203,406
4.50%, 06/15/22 (Call 03/15/22)	442	461,713
4.55%, 06/02/47 (Call 12/02/46)	610	618,680
4.88%, 08/15/34 (Call 02/15/34)	241	258,894

		18,889,210

68	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
FOREST PRODUCTS & PAPER — 0.22%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/24 (Call 05/01/24)	$200	$206,394
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	152	157,249
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	35	36,740
Georgia-Pacific LLC
7.75%, 11/15/29	250	340,792
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	517	482,475
3.65%, 06/15/24 (Call 03/15/24)	425	428,663
3.80%, 01/15/26 (Call 10/15/25)	120	120,526
4.40%, 08/15/47 (Call 02/15/47)	260	255,559
4.80%, 06/15/44 (Call 12/15/43)	445	464,580
5.00%, 09/15/35 (Call 03/15/35)	204	221,601
6.00%, 11/15/41 (Call 05/15/41)	75	89,351
7.30%, 11/15/39	300	402,756

		3,206,686
GAS — 0.48%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	450	433,975
4.15%, 01/15/43 (Call 07/15/42)	172	174,823
5.50%, 06/15/41 (Call 12/15/40)	100	119,764
8.50%, 03/15/19	132	139,803
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	225	220,981
4.50%, 01/15/21 (Call 10/15/20)	331	341,926
5.85%, 01/15/41 (Call 07/15/40)[a]	50	60,852

Security	Principal (000s)	Value
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	$260	$258,469
2.80%, 11/15/20 (Call 10/15/20)[a]	250	248,730
4.80%, 11/01/43 (Call 05/01/43)	200	210,822
KeySpan Corp.
5.80%, 04/01/35	175	206,600
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	248,497
3.95%, 09/15/27 (Call 06/15/27)	50	47,881
4.90%, 12/01/21 (Call 09/01/21)	120	123,848
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	285	279,086
4.38%, 05/15/47 (Call 11/15/46)	250	254,327
4.80%, 02/15/44 (Call 08/15/43)	150	162,006
5.65%, 02/01/45 (Call 08/01/44)	455	544,266
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)[a]	100	109,034
Piedmont Natural Gas Co. Inc.
4.65%, 08/01/43 (Call 02/01/43)	200	213,322
Sempra Energy
2.40%, 02/01/20	115	113,994
2.40%, 03/15/20 (Call 02/15/20)	154	152,406
2.85%, 11/15/20 (Call 10/15/20)	100	99,868
2.90%, 02/01/23 (Call 01/01/23)	35	34,375
3.75%, 11/15/25 (Call 08/15/25)	188	188,006
3.80%, 02/01/38 (Call 08/01/37)	185	175,471
6.00%, 10/15/39	245	302,830

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Southern California Gas Co.
2.60%, 06/15/26 (Call 03/15/26)	$35	$32,734
3.20%, 06/15/25 (Call 03/15/25)	1,325	1,305,589
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	145	137,039
3.50%, 09/15/21 (Call 06/15/21)	120	120,762
5.25%, 08/15/19	80	82,546

		7,144,632
HAND & MACHINE TOOLS — 0.04%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	352	349,874
Stanley Black & Decker Inc.
2.90%, 11/01/22	270	267,108
3.40%, 12/01/21 (Call 09/01/21)	22	22,291

		639,273
HEALTH CARE — PRODUCTS — 1.53%
Abbott Laboratories
2.00%, 03/15/20[a]	255	250,851
2.35%, 11/22/19	1,075	1,068,410
2.55%, 03/15/22	50	48,769
2.80%, 09/15/20 (Call 08/15/20)	265	264,391
2.90%, 11/30/21 (Call 10/30/21)	140	138,846
3.40%, 11/30/23 (Call 09/30/23)	325	323,996
3.75%, 11/30/26 (Call 08/30/26)	950	940,937
4.13%, 05/27/20	200	205,392
4.75%, 11/30/36 (Call 05/30/36)	470	502,421
4.75%, 04/15/43 (Call 10/15/42)	332	352,411
4.90%, 11/30/46 (Call 05/30/46)[a]	850	918,025
5.13%, 04/01/19	292	299,884
5.30%, 05/27/40	418	469,167

Security	Principal (000s)	Value
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	$299	$273,923
3.50%, 08/15/46 (Call 02/15/46)	150	130,281
Becton Dickinson and Co.
2.40%, 06/05/20	300	295,122
2.68%, 12/15/19	480	477,874
2.89%, 06/06/22 (Call 05/06/22)[a]	529	515,336
3.13%, 11/08/21	405	400,087
3.25%, 11/12/20	486	485,981
3.70%, 06/06/27 (Call 03/06/27)	618	592,396
3.73%, 12/15/24 (Call 09/15/24)[a]	188	185,310
4.67%, 06/06/47 (Call 12/06/46)[a]	540	538,337
4.69%, 12/15/44 (Call 06/15/44)	167	167,509
Boston Scientific Corp.
3.85%, 05/15/25	685	688,630
4.00%, 03/01/28 (Call 12/01/27)	100	99,711
6.00%, 01/15/20	520	549,006
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	170	170,418
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	250	248,325
3.35%, 09/15/25 (Call 06/15/25)[a]	250	251,195
4.38%, 09/15/45 (Call 03/15/45)	150	159,227
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	150	157,118
6.00%, 03/01/20	200	211,736
Medtronic Global Holdings SCA
3.35%, 04/01/27 (Call 01/01/27)	170	167,824
Medtronic Inc.
2.50%, 03/15/20	125	124,306

70	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.15%, 03/15/22	$1,040	$1,041,716
3.50%, 03/15/25	425	424,562
3.63%, 03/15/24 (Call 12/15/23)	820	832,964
4.38%, 03/15/35	462	487,512
4.63%, 03/15/44 (Call 09/15/43)	487	530,124
4.63%, 03/15/45	1,335	1,449,703
5.55%, 03/15/40	140	167,693
5.60%, 03/15/19[a]	300	308,652
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	250	247,108
3.38%, 11/01/25 (Call 08/01/25)	80	78,996
3.50%, 03/15/26 (Call 12/15/25)	420	418,837
4.10%, 04/01/43 (Call 10/01/42)	100	97,577
4.38%, 05/15/44 (Call 11/15/43)	275	277,505
4.63%, 03/15/46 (Call 09/15/45)	345	366,104
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	620	579,619
3.00%, 04/15/23 (Call 02/15/23)	460	451,384
3.15%, 01/15/23 (Call 10/15/22)	107	106,135
3.30%, 02/15/22	20	20,031
3.60%, 08/15/21 (Call 05/15/21)	160	162,491
4.10%, 08/15/47 (Call 02/15/47)[a]	75	72,087
4.15%, 02/01/24 (Call 11/01/23)	306	315,388
4.50%, 03/01/21	400	417,000
5.30%, 02/01/44 (Call 08/01/43)[a]	100	113,953
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	200	196,984

Security	Principal (000s)	Value
3.38%, 11/30/21 (Call 08/30/21)	$261	$260,332
3.55%, 04/01/25 (Call 01/01/25)	415	403,098
5.75%, 11/30/39	100	112,315

		22,613,022
HEALTH CARE — SERVICES — 1.34%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	282	273,689
2.80%, 06/15/23 (Call 04/15/23)	432	414,374
3.50%, 11/15/24 (Call 08/15/24)	268	263,026
4.13%, 06/01/21 (Call 03/01/21)	130	133,445
4.13%, 11/15/42 (Call 05/15/42)	381	357,302
Anthem Inc.
2.25%, 08/15/19	240	238,181
2.50%, 11/21/20	100	98,719
2.95%, 12/01/22 (Call 11/01/22)	196	192,088
3.13%, 05/15/22	50	49,649
3.30%, 01/15/23	635	630,860
3.35%, 12/01/24 (Call 10/01/24)	150	146,410
3.50%, 08/15/24 (Call 05/15/24)	503	497,890
3.65%, 12/01/27 (Call 09/01/27)	350	339,230
3.70%, 08/15/21 (Call 05/15/21)	282	286,591
4.10%, 03/01/28	185	185,305
4.35%, 08/15/20	350	361,732
4.38%, 12/01/47 (Call 06/01/47)[a]	250	244,312
4.63%, 05/15/42	487	492,669
4.65%, 01/15/43	458	468,049
4.65%, 08/15/44 (Call 02/15/44)	40	40,863
Ascension Health
3.95%, 11/15/46	345	343,220

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Catholic Health Initiatives
4.35%, 11/01/42[a]	$200	$182,928
Children’s Hospital Corp. (The)
Series 2017
4.12%, 01/01/47 (Call 07/01/46)	200	201,854
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	770	712,342
3.25%, 04/15/25 (Call 01/15/25)	130	125,063
3.88%, 10/15/47 (Call 04/15/47)	240	213,322
4.50%, 03/15/21 (Call 12/15/20)	312	323,853
5.13%, 06/15/20	237	248,336
Duke University Health System Inc.
Series 2017
3.92%, 06/01/47 (Call 12/01/46)[a]	104	103,459
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	55	53,794
3.15%, 12/01/22 (Call 09/01/22)[a]	248	245,818
4.63%, 12/01/42 (Call 06/01/42)	25	25,490
4.95%, 10/01/44 (Call 04/01/44)	701	742,247
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	250	242,260
3.50%, 04/01/22	150	152,179
4.15%, 05/01/47 (Call 11/01/46)	350	358,480
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	512	504,207
3.60%, 09/01/27 (Call 06/01/27)[a]	50	48,435
3.75%, 08/23/22 (Call 05/23/22)[a]	225	228,751

Security	Principal (000s)	Value
4.70%, 02/01/45 (Call 08/01/44)	$155	$155,160
New York and Presbyterian Hospital (The)
4.06%, 08/01/56	350	341,575
Northwell Healthcare Inc.
4.26%, 11/01/47 (Call 11/01/46)	340	331,874
Quest Diagnostics Inc.
2.70%, 04/01/19	200	200,034
4.25%, 04/01/24 (Call 01/01/24)	100	103,460
4.70%, 04/01/21	200	209,416
4.70%, 03/30/45 (Call 09/30/44)	186	188,915
UnitedHealth Group Inc.
1.95%, 10/15/20	12	11,750
2.13%, 03/15/21	90	88,045
2.30%, 12/15/19	55	54,710
2.38%, 10/15/22	165	159,448
2.75%, 02/15/23 (Call 11/15/22)	400	392,164
2.88%, 12/15/21	50	49,795
2.88%, 03/15/22 (Call 12/15/21)	515	511,792
2.88%, 03/15/23	259	254,822
2.95%, 10/15/27	250	237,230
3.10%, 03/15/26	425	411,710
3.35%, 07/15/22	401	404,757
3.38%, 04/15/27[a]	200	196,896
3.45%, 01/15/27	205	202,981
3.75%, 07/15/25[a]	925	937,931
3.75%, 10/15/47 (Call 04/15/47)[a]	175	164,302
4.25%, 03/15/43 (Call 09/15/42)	370	379,058
4.25%, 04/15/47 (Call 10/15/46)[a]	305	314,001
4.38%, 03/15/42 (Call 09/15/41)	150	156,150
4.63%, 07/15/35	80	87,154
4.63%, 11/15/41 (Call 05/15/41)	250	267,952

72	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.70%, 02/15/21 (Call 11/15/20)[a]	$350	$366,730
4.75%, 07/15/45[a]	546	602,462
5.80%, 03/15/36	132	162,959
5.95%, 02/15/41 (Call 08/15/40)	300	379,584
6.50%, 06/15/37[a]	100	132,512
6.88%, 02/15/38	350	479,185

		19,706,936
HOLDING COMPANIES — DIVERSIFIED — 0.09%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	430	423,739
3.88%, 01/15/20 (Call 12/15/19)	250	252,393
FS Investment Corp.
4.25%, 01/15/20 (Call 12/15/19)	200	202,048
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	250	262,445
Prospect Capital Corp.
5.00%, 07/15/19[a]	250	253,755

		1,394,380
HOME BUILDERS — 0.03%
DR Horton Inc.
2.55%, 12/01/20	170	167,948
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)[a]	200	204,752

		372,700
HOME FURNISHINGS — 0.05%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)[a]	100	96,241
3.80%, 11/15/24 (Call 08/15/24)	100	99,525
Whirlpool Corp.
3.70%, 05/01/25	250	250,190
4.00%, 03/01/24[a]	100	102,777
4.50%, 06/01/46 (Call 12/01/45)	60	59,422
4.85%, 06/15/21	195	205,134

		813,289

Security	Principal (000s)	Value
HOUSEHOLD PRODUCTS & WARES — 0.14%
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)	$515	$485,547
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	450	433,674
3.80%, 11/15/21	200	205,232
Kimberly-Clark Corp.
1.90%, 05/22/19	190	188,493
2.40%, 06/01/23	128	123,494
3.90%, 05/04/47 (Call 11/04/46)[a]	290	286,482
5.30%, 03/01/41	80	94,754
6.63%, 08/01/37	150	202,754

		2,020,430
HOUSEWARES — 0.13%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	150	148,460
3.85%, 04/01/23 (Call 02/01/23)	400	398,516
4.00%, 12/01/24 (Call 09/01/24)	250	247,360
4.20%, 04/01/26 (Call 01/01/26)	10	9,897
5.50%, 04/01/46 (Call 10/01/45)	795	841,945
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	200	206,564

		1,852,742
INSURANCE — 2.57%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	400	379,328
3.63%, 06/15/23	190	193,481
3.63%, 11/15/24	421	424,490
4.00%, 10/15/46 (Call 04/15/46)	230	221,978
Alleghany Corp.
4.95%, 06/27/22	100	105,921
5.63%, 09/15/20	100	106,026

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	$250	$247,240
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	390	395,554
4.50%, 06/15/43	249	264,682
5.55%, 05/09/35	188	220,407
7.45%, 05/16/19	112	118,070
(3 mo. LIBOR US + 2.938%)
5.75%, 08/15/53 (Call 08/15/23)[c]	150	160,535
Alterra Finance LLC
6.25%, 09/30/20	100	107,565
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	60	59,396
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	455	452,079
3.30%, 03/01/21 (Call 02/01/21)	330	330,644
3.75%, 07/10/25 (Call 04/10/25)	245	244,086
3.88%, 01/15/35 (Call 07/15/34)	1,000	944,240
3.90%, 04/01/26 (Call 01/01/26)	675	673,366
4.13%, 02/15/24	280	286,868
4.38%, 01/15/55 (Call 07/15/54)	400	373,664
4.50%, 07/16/44 (Call 01/16/44)	596	591,858
4.80%, 07/10/45 (Call 01/10/45)	11	11,432
4.88%, 06/01/22	625	661,575
6.25%, 05/01/36	100	121,506
6.40%, 12/15/20	322	349,653
Aon Corp.
5.00%, 09/30/20	130	136,292
6.25%, 09/30/40	170	211,876

Security	Principal (000s)	Value
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	$350	$348,660
3.88%, 12/15/25 (Call 09/15/25)[a]	307	310,715
4.60%, 06/14/44 (Call 03/14/44)	120	123,662
4.75%, 05/15/45 (Call 11/15/44)	25	26,330
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	300	334,674
Assurant Inc.
6.75%, 02/15/34	50	59,658
AXA SA
8.60%, 12/15/30	225	312,845
AXIS Specialty Finance LLC
5.88%, 06/01/20	250	264,908
AXIS Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)	110	107,348
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	1,050	1,042,639
4.40%, 05/15/42	181	192,074
5.75%, 01/15/40	100	125,114
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	1,335	1,314,267
3.00%, 02/11/23	100	100,453
3.13%, 03/15/26 (Call 12/15/25)	835	813,390
3.40%, 01/31/22[a]	300	305,670
3.75%, 08/15/21[a]	350	361,011
4.50%, 02/11/43[a]	478	517,182
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)[b]	375	351,056
4.70%, 06/22/47 (Call 12/22/46)[b]	235	219,069
Chubb Corp. (The)
6.50%, 05/15/38	200	269,170
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	580	574,757

74	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.35%, 05/15/24	$401	$400,234
3.35%, 05/03/26 (Call 02/03/26)	25	24,667
4.35%, 11/03/45 (Call 05/03/45)	540	572,762
5.90%, 06/15/19	80	83,202
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	300	285,927
3.95%, 05/15/24 (Call 02/15/24)	250	253,433
4.50%, 03/01/26 (Call 12/01/25)	230	237,487
5.88%, 08/15/20	82	87,416
Fidelity National Financial Inc.
5.50%, 09/01/22	250	270,240
First American Financial Corp.
4.60%, 11/15/24	100	101,539
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	54	54,255
5.13%, 04/15/22[a]	186	198,722
Lincoln National Corp.
3.35%, 03/09/25	65	63,612
3.63%, 12/12/26 (Call 09/15/26)[a]	55	54,425
4.20%, 03/15/22	118	122,272
4.85%, 06/24/21	50	52,791
6.15%, 04/07/36	50	60,027
7.00%, 06/15/40	290	391,694
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	350	338,440
4.13%, 05/15/43 (Call 11/15/42)	25	24,673
Manulife Financial Corp.
4.15%, 03/04/26	455	465,365
4.90%, 09/17/20	355	371,287
5.38%, 03/04/46[a]	400	468,396
(5 year USD Swap + 1.647%)
4.06%, 02/24/32 (Call 02/24/27)[c]	200	196,206

Security	Principal (000s)	Value
Markel Corp.
3.50%, 11/01/27 (Call 08/01/27)	$95	$91,312
4.30%, 11/01/47 (Call 05/01/47)	135	129,267
4.90%, 07/01/22[a]	100	105,637
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	155	154,169
2.75%, 01/30/22 (Call 12/30/21)	360	354,024
3.30%, 03/14/23 (Call 01/14/23)	305	304,411
3.50%, 03/10/25 (Call 12/10/24)	436	433,667
4.80%, 07/15/21 (Call 04/15/21)	200	210,224
Mercury General Corp.
4.40%, 03/15/27 (Call 12/15/26)	30	29,815
MetLife Inc.
3.05%, 12/15/22[a]	390	386,314
3.60%, 04/10/24	667	669,208
3.60%, 11/13/25 (Call 08/13/25)	135	135,219
4.05%, 03/01/45	365	354,433
4.13%, 08/13/42	225	222,809
4.60%, 05/13/46 (Call 11/13/45)[a]	410	431,931
4.72%, 12/15/44	295	317,396
4.75%, 02/08/21	370	387,719
4.88%, 11/13/43	175	191,105
5.88%, 02/06/41	300	366,876
6.40%, 12/15/66 (Call 12/15/31)	415	467,863
Series D
4.37%, 09/15/23	295	309,650
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)[a]	200	209,820
Principal Financial Group Inc.
3.13%, 05/15/23	202	198,055

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.30%, 09/15/22	$102	$101,454
4.30%, 11/15/46 (Call 05/15/46)	40	40,012
6.05%, 10/15/36	132	161,631
Progressive Corp. (The)
3.70%, 01/26/45	120	114,115
3.75%, 08/23/21	350	358,964
4.13%, 04/15/47 (Call 10/15/46)	650	655,531
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)[a,b]	670	633,807
3.94%, 12/07/49 (Call 06/07/49)[b]	381	361,615
4.50%, 11/16/21	225	235,557
5.70%, 12/14/36	250	302,288
7.38%, 06/15/19	250	264,845
(3 mo. LIBOR US + 2.380%)
4.50%, 09/15/47 (Call 09/15/27)[c]	50	49,049
(3 mo. LIBOR US + 3.031%)
5.38%, 05/15/45 (Call 05/15/25)[c]	346	359,923
(3 mo. LIBOR US + 3.040%)
5.20%, 03/15/44 (Call 03/15/24)[c]	870	908,567
(3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)[c]	220	233,334
(3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)[c]	250	267,920
Reinsurance Group of America Inc.
5.00%, 06/01/21[a]	300	315,042
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	200	190,270
Transatlantic Holdings Inc.
8.00%, 11/30/39	100	131,916
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	450	432,607
3.90%, 11/01/20[a]	180	184,676

Security	Principal (000s)	Value
4.00%, 05/30/47 (Call 11/30/46)[a]	$170	$170,071
4.30%, 08/25/45 (Call 02/25/45)	50	52,228
4.60%, 08/01/43[a]	60	65,404
5.35%, 11/01/40	75	90,192
5.90%, 06/02/19[a]	120	124,727
6.25%, 06/15/37	371	481,948
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	188,181
Unum Group
4.00%, 03/15/24	200	203,332
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)[a]	200	194,434
3.65%, 06/15/26	30	29,421
4.80%, 06/15/46	375	387,862
WR Berkley Corp.
4.63%, 03/15/22	55	57,418
4.75%, 08/01/44	130	133,169
5.38%, 09/15/20	120	126,284
XLIT Ltd.
4.45%, 03/31/25	90	90,871
5.50%, 03/31/45	300	319,431
5.75%, 10/01/21	545	588,377
6.25%, 05/15/27	150	172,124

		37,887,057
INTERNET — 0.96%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	430	427,897
2.80%, 06/06/23 (Call 05/06/23)	200	194,244
3.40%, 12/06/27 (Call 09/06/27)	200	190,560
3.60%, 11/28/24 (Call 08/28/24)[a]	1,000	997,570
4.20%, 12/06/47 (Call 06/06/47)	250	238,393
4.40%, 12/06/57 (Call 06/06/57)[a]	205	194,996
4.50%, 11/28/34 (Call 05/28/34)[a]	100	103,870

76	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	$333	$302,374
3.38%, 02/25/24	436	444,301
3.63%, 05/19/21	615	634,090
Amazon.com Inc.
1.90%, 08/21/20[b]	540	528,676
2.40%, 02/22/23 (Call 01/22/23)[b]	870	839,785
2.50%, 11/29/22 (Call 08/29/22)	583	569,230
2.60%, 12/05/19 (Call 11/05/19)	250	250,055
2.80%, 08/22/24 (Call 06/22/24)[b]	435	421,080
3.15%, 08/22/27 (Call 05/22/27)[b]	657	633,670
3.30%, 12/05/21 (Call 10/05/21)	190	192,578
3.80%, 12/05/24 (Call 09/05/24)[a]	425	436,360
3.88%, 08/22/37 (Call 02/22/37)[b]	600	597,522
4.05%, 08/22/47 (Call 02/22/47)[b]	500	496,920
4.25%, 08/22/57 (Call 02/22/57)[b]	335	334,920
4.80%, 12/05/34 (Call 06/05/34)[a]	257	284,067
4.95%, 12/05/44 (Call 06/05/44)	790	895,252
5.20%, 12/03/25 (Call 09/03/25)	445	496,179
Baidu Inc.
3.50%, 11/28/22	400	398,924
3.63%, 07/06/27	600	573,654
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	140	139,093
2.60%, 07/15/22 (Call 04/15/22)	490	474,849
2.75%, 01/30/23 (Call 12/30/22)	735	711,076

Security	Principal (000s)	Value
3.45%, 08/01/24 (Call 05/01/24)	$220	$217,419
3.60%, 06/05/27 (Call 03/05/27)	60	58,139
3.80%, 03/09/22 (Call 02/09/22)	60	61,107
4.00%, 07/15/42 (Call 01/15/42)	290	257,969
Expedia Inc.
3.80%, 02/15/28 (Call 11/15/27)[a]	125	116,334
4.50%, 08/15/24 (Call 05/15/24)	170	172,009
5.95%, 08/15/20[a]	257	273,528

		14,158,690
IRON & STEEL — 0.23%
Nucor Corp.
6.40%, 12/01/37	250	318,868
Vale Overseas Ltd.
4.38%, 01/11/22[a]	675	691,429
5.88%, 06/10/21	250	267,518
6.25%, 08/10/26[a]	750	846,525
6.88%, 11/21/36	315	379,033
6.88%, 11/10/39[a]	225	272,716
8.25%, 01/17/34	50	64,965
Vale SA
5.63%, 09/11/42	572	616,410

		3,457,464
LEISURE TIME — 0.05%
Carnival Corp.
3.95%, 10/15/20[a]	420	431,840
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	50	49,441
4.63%, 07/28/45 (Call 01/28/45)[a]	150	154,131
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)[a]	130	124,244

		759,656
LODGING — 0.11%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)[a]	95	94,517

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)[a]	$155	$154,268
3.00%, 03/01/19 (Call 12/01/18)	80	80,248
3.25%, 09/15/22 (Call 06/15/22)	202	201,408
3.75%, 03/15/25 (Call 12/15/24)[a]	485	485,694
Series N
3.13%, 10/15/21 (Call 07/15/21)	100	99,844
Series R
3.13%, 06/15/26 (Call 03/15/26)	90	85,411
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	200	200,748
5.10%, 10/01/25 (Call 07/01/25)[a]	210	217,686

		1,619,824
MACHINERY — 0.70%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	135	129,484
1.93%, 10/01/21	170	164,230
2.00%, 03/05/20[a]	30	29,594
2.10%, 06/09/19	195	194,025
2.25%, 12/01/19	265	263,251
2.40%, 06/06/22	460	448,095
2.40%, 08/09/26	250	231,787
2.55%, 11/29/22	90	87,790
3.25%, 12/01/24[a]	250	249,025
3.30%, 06/09/24[a]	325	325,624
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	405	410,164
3.80%, 08/15/42	395	392,484
3.90%, 05/27/21	270	278,427
4.30%, 05/15/44 (Call 11/15/43)[a]	75	81,137
4.75%, 05/15/64 (Call 11/15/63)[a]	250	278,590
5.20%, 05/27/41	325	388,606

Security	Principal (000s)	Value
5.30%, 09/15/35	$200	$235,978
CNH Industrial Capital LLC
4.38%, 11/06/20[a]	100	102,133
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	100	96,989
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	100	103,234
4.88%, 10/01/43 (Call 04/01/43)	100	111,843
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	466	457,584
3.90%, 06/09/42 (Call 12/09/41)[a]	140	142,885
4.38%, 10/16/19	80	82,329
5.38%, 10/16/29	246	287,532
Flowserve Corp.
4.00%, 11/15/23 (Call 08/15/23)	250	248,975
John Deere Capital Corp.
1.25%, 10/09/19	250	244,765
2.05%, 03/10/20	400	395,728
2.15%, 09/08/22	300	287,925
2.20%, 03/13/20	150	148,635
2.30%, 09/16/19	280	279,082
2.38%, 07/14/20	190	188,140
2.55%, 01/08/21[a]	300	297,696
2.65%, 06/24/24	85	81,855
2.65%, 06/10/26[a]	250	235,720
2.75%, 03/15/22	300	296,538
2.80%, 03/04/21[a]	20	19,955
2.80%, 01/27/23[a]	122	119,954
2.80%, 03/06/23	290	284,304
2.80%, 09/08/27	270	255,676
3.15%, 10/15/21[a]	70	70,602
3.35%, 06/12/24	345	345,952
Series 0014 2.45%, 09/11/20	250	247,972
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	80	76,797

78	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	$150	$148,527
3.80%, 12/15/26 (Call 09/15/26)	230	229,669
Wabtec Corp./DE
3.45%, 11/15/26 (Call 08/15/26)	275	261,473
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)	20	19,396

		10,358,156
MANUFACTURING — 1.15%
3M Co.
1.63%, 06/15/19	50	49,516
2.00%, 08/07/20	150	148,022
2.00%, 06/26/22	825	796,191
2.25%, 03/15/23 (Call 02/15/23)	250	241,455
2.25%, 09/19/26 (Call 06/19/26)	250	229,393
2.88%, 10/15/27 (Call 07/15/27)[a]	250	238,792
3.13%, 09/19/46 (Call 03/19/46)	125	109,669
3.63%, 10/15/47 (Call 04/15/47)[a]	50	47,910
5.70%, 03/15/37	390	490,113
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	90	88,817
3.75%, 11/15/22 (Call 08/15/22)	202	204,632
3.75%, 12/01/27 (Call 09/01/27)	100	98,268
Dover Corp.
5.38%, 10/15/35	85	97,418
5.38%, 03/01/41 (Call 12/01/40)	157	182,129
Eaton Corp.
2.75%, 11/02/22	592	579,414
3.92%, 09/15/47 (Call 03/15/47)	100	94,597

Security	Principal (000s)	Value
4.00%, 11/02/32	$258	$255,835
4.15%, 11/02/42	315	310,574
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)[a]	600	592,008
2.70%, 10/09/22[a]	845	816,954
3.10%, 01/09/23	589	578,716
3.15%, 09/07/22	256	253,143
3.38%, 03/11/24	145	142,535
3.45%, 05/15/24 (Call 02/13/24)	379	373,349
4.13%, 10/09/42	481	449,350
4.50%, 03/11/44[a]	729	721,746
4.63%, 01/07/21	135	140,126
4.65%, 10/17/21	575	601,835
5.30%, 02/11/21	720	760,032
5.50%, 01/08/20	400	417,988
5.88%, 01/14/38	638	747,187
6.00%, 08/07/19	135	141,082
6.15%, 08/07/37	246	293,542
6.88%, 01/10/39	604	784,089
Series A
6.75%, 03/15/32	715	887,901
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	415	389,718
3.38%, 09/15/21 (Call 06/15/21)	100	101,445
3.50%, 03/01/24 (Call 12/01/23)	100	102,004
3.90%, 09/01/42 (Call 03/01/42)	425	428,578
4.88%, 09/15/41 (Call 03/15/41)	150	171,105
6.25%, 04/01/19	112	116,347
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	500	498,270
3.75%, 08/21/28 (Call 05/21/28)	250	247,830
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	250	247,742

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.55%, 11/01/24 (Call 08/01/24)	$19	$19,087
4.65%, 11/01/44 (Call 05/01/44)	190	199,658
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	355	345,830
3.30%, 11/21/24 (Call 08/21/24)	350	347,956
4.10%, 03/01/47 (Call 09/01/46)[a]	350	354,998
4.20%, 11/21/34 (Call 05/21/34)	80	83,109
Series A
6.25%, 05/15/38	100	128,834
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	50	49,158
3.88%, 03/01/25 (Call 12/01/24)	55	55,465
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	150	149,898

		17,001,360
MEDIA — 3.06%
21st Century Fox America Inc.
3.00%, 09/15/22	410	405,953
3.38%, 11/15/26 (Call 08/15/26)[a]	450	442,804
3.70%, 09/15/24 (Call 06/15/24)	320	325,453
4.50%, 02/15/21	490	510,918
4.75%, 11/15/46 (Call 05/15/46)	300	323,550
6.15%, 02/15/41	637	803,633
6.40%, 12/15/35	10	12,648
6.65%, 11/15/37	363	475,472
6.90%, 03/01/19	500	520,840
6.90%, 08/15/39	150	201,927
7.75%, 12/01/45	175	266,889
7.85%, 03/01/39[a]	150	219,107
8.15%, 10/17/36	100	146,671

Security	Principal (000s)	Value
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	$25	$23,822
2.90%, 01/15/27 (Call 10/15/26)	200	182,492
3.38%, 03/01/22 (Call 12/01/21)[a]	450	450,607
3.50%, 01/15/25 (Call 10/15/24)[a]	50	48,968
3.70%, 08/15/24 (Call 05/15/24)	200	199,414
4.00%, 01/15/26 (Call 10/15/25)	197	196,283
4.60%, 01/15/45 (Call 07/15/44)	105	102,092
4.85%, 07/01/42 (Call 01/01/42)	116	115,666
4.90%, 08/15/44 (Call 02/15/44)[a]	242	247,953
5.50%, 05/15/33	75	80,829
7.88%, 07/30/30	495	652,118
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	385	387,853
4.46%, 07/23/22 (Call 05/23/22)[a]	360	368,320
4.91%, 07/23/25 (Call 04/23/25)	1,345	1,382,203
6.38%, 10/23/35 (Call 04/23/35)[a]	814	917,223
6.48%, 10/23/45 (Call 04/23/45)	790	888,339
6.83%, 10/23/55 (Call 04/23/55)	415	482,085
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	200	253,998
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	996	894,049
2.75%, 03/01/23 (Call 02/01/23)[a]	450	439,785

80	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.85%, 01/15/23	$350	$344,484
3.00%, 02/01/24 (Call 01/01/24)[a]	119	116,386
3.13%, 07/15/22	400	399,728
3.15%, 03/01/26 (Call 12/01/25)	420	405,136
3.20%, 07/15/36 (Call 01/15/36)	309	270,684
3.38%, 02/15/25 (Call 11/15/24)	440	433,761
3.38%, 08/15/25 (Call 05/15/25)	295	290,242
3.40%, 07/15/46 (Call 01/15/46)	358	306,520
3.55%, 05/01/28 (Call 02/01/28)	100	98,059
3.60%, 03/01/24	170	171,600
3.97%, 11/01/47 (Call 05/01/47)	406	379,476
4.00%, 08/15/47 (Call 02/15/47)[a]	300	281,745
4.00%, 11/01/49 (Call 05/01/49)	590	548,688
4.05%, 11/01/52 (Call 05/01/52)[a]	290	270,773
4.20%, 08/15/34 (Call 02/15/34)	1,007	1,010,847
4.25%, 01/15/33	280	286,591
4.40%, 08/15/35 (Call 02/15/35)	435	442,334
4.60%, 08/15/45 (Call 02/15/45)	836	866,272
4.65%, 07/15/42	409	424,734
4.75%, 03/01/44	505	533,285
5.15%, 03/01/20[a]	750	785,265
5.65%, 06/15/35	350	411,908
5.70%, 07/01/19	242	251,665
6.45%, 03/15/37	25	31,989
6.50%, 11/15/35	25	32,133
7.05%, 03/15/33	300	390,834
Discovery Communications LLC
2.20%, 09/20/19	95	94,031
3.30%, 05/15/22	200	198,616

Security	Principal (000s)	Value
3.95%, 03/20/28 (Call 12/20/27)[a]	$315	$302,397
4.38%, 06/15/21	200	206,734
4.88%, 04/01/43	489	465,636
4.90%, 03/11/26 (Call 12/11/25)[a]	120	124,600
5.05%, 06/01/20	100	104,239
5.20%, 09/20/47 (Call 03/20/47)[a]	700	695,618
6.35%, 06/01/40	235	264,805
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/29/25)	200	204,202
6.13%, 01/31/46 (Call 07/31/45)[a]	400	445,576
6.63%, 03/18/25[a]	315	358,319
6.63%, 01/15/40	100	116,883
NBCUniversal Media LLC
2.88%, 01/15/23[a]	207	204,021
4.38%, 04/01/21	462	481,386
4.45%, 01/15/43	105	105,905
5.15%, 04/30/20	633	664,289
5.95%, 04/01/41	270	328,549
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	350	345,019
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	440	438,046
TCI Communications Inc.
7.13%, 02/15/28	350	437,654
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	380	380,315
3.95%, 09/30/21 (Call 06/30/21)	300	304,866
5.65%, 11/23/43 (Call 05/23/43)	370	426,980
5.85%, 04/15/40[a]	70	80,916
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	250	253,060
4.50%, 09/15/42 (Call 03/15/42)	289	255,407

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.00%, 02/01/20	$700	$724,101
5.50%, 09/01/41 (Call 03/01/41)	757	765,736
5.88%, 11/15/40 (Call 05/15/40)[a]	190	201,748
6.55%, 05/01/37	360	408,010
6.75%, 06/15/39	523	600,692
7.30%, 07/01/38	360	434,959
8.25%, 04/01/19	630	665,261
Time Warner Entertainment Co. LP
8.38%, 03/15/23	475	569,230
Time Warner Inc.
2.10%, 06/01/19	225	223,441
2.95%, 07/15/26 (Call 04/15/26)	90	82,688
3.40%, 06/15/22	450	450,022
3.60%, 07/15/25 (Call 04/15/25)	760	739,624
3.80%, 02/15/27 (Call 11/15/26)	325	315,676
4.65%, 06/01/44 (Call 12/01/43)	171	167,262
4.75%, 03/29/21	375	392,842
4.85%, 07/15/45 (Call 01/15/45)[a]	185	186,180
4.88%, 03/15/20	80	82,990
4.90%, 06/15/42	490	495,365
5.35%, 12/15/43	200	214,200
6.10%, 07/15/40	300	347,268
6.25%, 03/29/41	58	68,996
Viacom Inc.
3.88%, 12/15/21	350	356,237
4.38%, 03/15/43[a]	455	409,259
4.50%, 03/01/21	200	206,818
5.85%, 09/01/43 (Call 03/01/43)	340	372,320
6.88%, 04/30/36	260	309,020
Walt Disney Co. (The)
1.85%, 05/30/19	300	297,975
1.85%, 07/30/26	415	368,935
2.15%, 09/17/20	420	414,611
2.35%, 12/01/22	175	169,748
2.45%, 03/04/22	350	343,654
2.55%, 02/15/22	280	275,845

Security	Principal (000s)	Value
2.75%, 08/16/21	$300	$299,058
2.95%, 06/15/27[a]	250	240,830
3.00%, 02/13/26	400	390,896
3.00%, 07/30/46	80	68,043
3.15%, 09/17/25	335	331,627
3.70%, 12/01/42	100	97,078
4.13%, 06/01/44[a]	275	285,115
4.38%, 08/16/41[a]	200	212,940
5.50%, 03/15/19	200	206,178
7.00%, 03/01/32	175	234,901
Series E
4.13%, 12/01/41	100	103,199

		45,173,750
METAL FABRICATE & HARDWARE — 0.05%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)[a]	250	244,450
3.25%, 06/15/25 (Call 03/15/25)	420	417,534
3.90%, 01/15/43 (Call 07/15/42)	130	127,664

		789,648
MINING — 0.66%
Barrick Gold Corp.
3.85%, 04/01/22	135	138,000
5.25%, 04/01/42	250	277,910
6.45%, 10/15/35	180	221,249
Barrick North America Finance LLC
4.40%, 05/30/21	450	470,083
5.70%, 05/30/41	457	532,419
5.75%, 05/01/43[a]	350	414,827
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	515	513,064
4.13%, 02/24/42[a]	500	513,190
5.00%, 09/30/43	554	638,208
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	830	834,872
5.45%, 06/09/44 (Call 12/09/43)	100	111,900
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	140	140,386

82	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.88%, 03/15/42 (Call 09/15/41)	$175	$185,094
5.88%, 04/01/35	100	116,251
6.25%, 10/01/39	588	719,383
Rio Tinto Finance USA Ltd.
3.75%, 09/20/21	100	102,626
3.75%, 06/15/25 (Call 03/15/25)	531	541,216
4.13%, 05/20/21	130	134,755
5.20%, 11/02/40	511	597,298
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	470	464,990
4.13%, 08/21/42 (Call 02/21/42)	241	245,977
Southern Copper Corp.
3.50%, 11/08/22	65	65,104
3.88%, 04/23/25	350	351,869
5.25%, 11/08/42	475	505,395
6.75%, 04/16/40	175	219,047
7.50%, 07/27/35	500	653,265
Yamana Gold Inc.
4.63%, 12/15/27 (Call 09/15/27)[b]	100	98,061

		9,806,439
OFFICE & BUSINESS EQUIPMENT — 0.10%
Pitney Bowes Inc.
3.63%, 09/15/20	250	247,652
3.63%, 10/01/21 (Call 09/01/21)[a]	235	224,580
4.63%, 03/15/24 (Call 12/15/23)[a]	100	93,128
4.70%, 04/01/23 (Call 03/01/23)[a]	150	140,081
6.25%, 03/15/19	100	103,427
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)[a]	150	146,472
3.80%, 05/15/24[a]	330	325,314
4.50%, 05/15/21	50	51,248
6.75%, 12/15/39[a]	100	107,174

		1,439,076

Security	Principal (000s)	Value
OIL & GAS — 5.89%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	$330	$322,265
4.85%, 03/15/21 (Call 02/15/21)	540	563,004
5.55%, 03/15/26 (Call 12/15/25)[a]	357	389,198
6.20%, 03/15/40	446	525,004
6.45%, 09/15/36	456	546,849
6.60%, 03/15/46 (Call 09/15/45)[a]	423	528,086
Andeavor
4.50%, 04/01/48 (Call 10/01/47)	95	87,532
4.75%, 12/15/23 (Call 10/15/23)	350	364,283
5.13%, 12/15/26 (Call 09/15/26)	300	316,515
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	206	197,570
3.25%, 04/15/22 (Call 01/15/22)	460	456,154
4.25%, 01/15/44 (Call 07/15/43)	380	350,816
4.75%, 04/15/43 (Call 10/15/42)	568	560,803
5.10%, 09/01/40 (Call 03/01/40)	210	215,998
6.00%, 01/15/37	261	295,862
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	545	528,132
2.32%, 02/13/20	310	307,381
2.50%, 11/06/22	320	311,203
2.52%, 09/19/22 (Call 08/19/22)[a]	325	316,739
2.75%, 05/10/23[a]	553	540,817
3.02%, 01/16/27 (Call 10/16/26)	209	199,284
3.06%, 03/17/22	330	330,040
3.12%, 05/04/26 (Call 02/04/26)	253	243,915

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.22%, 11/28/23 (Call 09/28/23)	$151	$150,055
3.22%, 04/14/24 (Call 02/14/24)	350	347,056
3.25%, 05/06/22	50	50,286
3.51%, 03/17/25	330	329,914
3.54%, 11/04/24	300	301,599
3.56%, 11/01/21	480	489,058
3.59%, 04/14/27 (Call 01/14/27)[a]	550	548,009
3.72%, 11/28/28 (Call 08/28/28)[a]	380	381,862
3.81%, 02/10/24	5	5,126
3.99%, 09/26/23	250	259,000
4.50%, 10/01/20	345	358,396
4.74%, 03/11/21	250	262,548
4.75%, 03/10/19	250	255,698
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	120	117,030
3.45%, 11/15/21 (Call 08/15/21)	440	444,880
3.85%, 06/01/27 (Call 03/01/27)[a]	523	513,591
3.90%, 02/01/25 (Call 11/01/24)	300	299,115
4.95%, 06/01/47 (Call 12/01/46)	60	62,590
6.25%, 03/15/38[a]	426	514,365
6.45%, 06/30/33	100	119,942
6.50%, 02/15/37	175	215,007
6.75%, 02/01/39	110	137,778
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	325	315,981
4.25%, 04/15/27 (Call 01/15/27)[a]	545	532,122
5.25%, 06/15/37 (Call 12/15/36)	250	250,263
5.40%, 06/15/47 (Call 12/15/46)[a]	450	451,651
5.70%, 10/15/19	225	233,458
6.75%, 11/15/39	190	217,744

Security	Principal (000s)	Value
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	$350	$345,348
2.10%, 05/16/21 (Call 04/15/21)	420	410,756
2.19%, 11/15/19 (Call 10/15/19)	600	596,634
2.36%, 12/05/22 (Call 09/05/22)[a]	465	450,776
2.41%, 03/03/22 (Call 01/03/22)	775	758,771
2.42%, 11/17/20 (Call 10/17/20)	650	644,091
2.50%, 03/03/22 (Call 02/03/22)[a]	315	309,730
2.57%, 05/16/23 (Call 03/16/23)	6	5,834
2.90%, 03/03/24 (Call 01/03/24)[a]	539	527,606
2.95%, 05/16/26 (Call 02/16/26)	247	237,080
3.19%, 06/24/23 (Call 03/24/23)	185	185,279
3.33%, 11/17/25 (Call 08/17/25)	45	44,752
4.95%, 03/03/19	350	358,837
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	505	496,178
4.38%, 06/01/24 (Call 03/01/24)	220	227,909
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	620	600,296
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	900	879,003
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	200	204,472
4.88%, 04/30/44[a]	210	225,840
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)[a]	463	449,851
4.88%, 10/01/47 (Call 04/01/47)	150	155,496

84	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Conoco Funding Co.
7.25%, 10/15/31	$300	$397,827
ConocoPhillips
6.50%, 02/01/39	997	1,302,720
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	445	430,190
3.35%, 11/15/24 (Call 08/15/24)	526	522,802
4.15%, 11/15/34 (Call 05/15/34)	36	36,339
4.95%, 03/15/26 (Call 12/15/25)[a]	952	1,036,623
5.95%, 03/15/46 (Call 09/15/45)[a]	275	346,962
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	410	406,904
4.75%, 05/15/42 (Call 11/15/41)	496	499,636
5.00%, 06/15/45 (Call 12/15/44)	300	313,518
5.60%, 07/15/41 (Call 01/15/41)	225	251,507
7.95%, 04/15/32	320	429,738
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)[a]	1,080	1,138,914
5.88%, 09/18/23	540	585,608
5.88%, 05/28/45	390	391,334
7.63%, 07/23/19	450	476,068
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	200	203,498
6.50%, 05/15/19	125	130,255
6.50%, 08/15/34	220	262,335
6.50%, 02/01/38	200	241,114
7.38%, 11/01/31	300	377,121
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)[a]	150	148,715
2.63%, 03/15/23 (Call 12/15/22)	223	215,079

Security	Principal (000s)	Value
3.15%, 04/01/25 (Call 01/01/25)	$75	$72,461
3.90%, 04/01/35 (Call 10/01/34)	261	257,972
4.10%, 02/01/21	520	534,352
4.15%, 01/15/26 (Call 10/15/25)[a]	160	165,082
5.63%, 06/01/19	180	186,262
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	335	329,181
3.00%, 10/01/22 (Call 09/01/22)	150	146,181
3.90%, 10/01/27 (Call 07/01/27)	105	100,190
4.88%, 11/15/21	202	211,437
8.13%, 06/01/19	50	53,087
Exxon Mobil Corp.
1.71%, 03/01/19	300	297,942
1.91%, 03/06/20 (Call 02/06/20)	380	375,668
2.22%, 03/01/21 (Call 02/01/21)	575	566,099
2.40%, 03/06/22 (Call 01/06/22)	326	319,105
2.71%, 03/06/25 (Call 12/06/24)	1,710	1,642,882
2.73%, 03/01/23 (Call 01/01/23)[a]	395	389,300
3.04%, 03/01/26 (Call 12/01/25)	620	605,374
3.18%, 03/15/24 (Call 12/15/23)	350	351,340
3.57%, 03/06/45 (Call 09/06/44)[a]	219	207,903
4.11%, 03/01/46 (Call 09/01/45)	492	512,930
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	415	401,720
4.30%, 04/01/27 (Call 01/01/27)[a]	200	195,260
5.60%, 02/15/41	368	378,429

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.80%, 04/01/47 (Call 10/01/46)[a]	$100	$105,557
6.00%, 01/15/40	145	153,416
7.13%, 03/15/33	37	44,649
7.30%, 08/15/31	444	539,979
HollyFrontier Corp.
5.88%, 04/01/26 (Call 01/01/26)	20	21,571
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	309	314,902
4.00%, 04/15/24 (Call 01/15/24)[a]	100	101,604
6.80%, 09/15/37	50	61,535
7.25%, 12/15/19	325	348,787
Kerr-McGee Corp.
6.95%, 07/01/24	150	173,933
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	160	158,472
2.80%, 11/01/22 (Call 08/01/22)	346	333,637
3.85%, 06/01/25 (Call 03/01/25)	300	296,742
4.40%, 07/15/27 (Call 04/15/27)[a]	350	355,512
5.20%, 06/01/45 (Call 12/01/44)	50	52,506
6.60%, 10/01/37	200	240,998
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	345	348,954
4.75%, 09/15/44 (Call 03/15/44)	95	93,319
5.00%, 09/15/54 (Call 03/15/54)	204	199,126
5.13%, 03/01/21	389	411,508
6.50%, 03/01/41 (Call 09/01/40)	190	230,886
Nexen Energy ULC
5.88%, 03/10/35	260	304,021
6.20%, 07/30/19[a]	125	130,413
6.40%, 05/15/37	87	107,909

Security	Principal (000s)	Value
7.50%, 07/30/39	$342	$480,674
7.88%, 03/15/32	100	136,893
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)[a]	400	392,572
3.90%, 11/15/24 (Call 08/15/24)	150	150,833
4.15%, 12/15/21 (Call 09/15/21)	92	94,378
4.95%, 08/15/47 (Call 02/15/47)[a]	70	72,219
5.05%, 11/15/44 (Call 05/15/44)	575	595,959
6.00%, 03/01/41 (Call 09/01/40)	200	230,584
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)[a]	375	368,546
2.70%, 02/15/23 (Call 11/15/22)	397	389,199
3.00%, 02/15/27 (Call 11/15/26)[a]	350	334,232
3.13%, 02/15/22 (Call 11/15/21)	117	117,218
3.40%, 04/15/26 (Call 01/15/26)	1,000	986,490
4.10%, 02/15/47 (Call 08/15/46)[a]	158	156,605
4.40%, 04/15/46 (Call 10/15/45)[a]	411	426,988
4.63%, 06/15/45 (Call 12/15/44)	190	201,227
Petroleos Mexicanos
3.50%, 01/30/23	665	640,275
4.25%, 01/15/25	550	531,443
4.50%, 01/23/26[a]	550	532,884
4.63%, 09/21/23	900	904,176
4.88%, 01/24/22	510	523,816
4.88%, 01/18/24[a]	360	365,933
5.38%, 03/13/22[b]	260	271,721
5.50%, 01/21/21	1,200	1,256,220
5.50%, 06/27/44	148	132,780
5.63%, 01/23/46	40	35,893

86	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
6.00%, 03/05/20	$382	$401,096
6.35%, 02/12/48[b]	750	732,720
6.38%, 02/04/21	440	470,699
6.38%, 01/23/45[a]	1,525	1,483,566
6.50%, 03/13/27[a,b]	760	811,840
6.50%, 03/13/27[b]	100	106,803
6.50%, 06/02/41	400	396,004
6.63%, 06/15/35	320	331,594
6.75%, 09/21/47[b]	900	916,119
6.75%, 09/21/47	1,145	1,163,767
6.88%, 08/04/26	1,450	1,594,637
Phillips 66
4.30%, 04/01/22	183	189,976
4.65%, 11/15/34 (Call 05/15/34)	150	157,185
4.88%, 11/15/44 (Call 05/15/44)	578	607,964
5.88%, 05/01/42	283	336,725
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	324	327,237
3.95%, 07/15/22 (Call 04/15/22)	270	275,438
Shell International Finance BV
1.38%, 09/12/19[a]	250	245,750
1.75%, 09/12/21	560	536,592
1.88%, 05/10/21	840	813,565
2.13%, 05/11/20	350	345,653
2.25%, 11/10/20	420	413,910
2.25%, 01/06/23	300	288,063
2.38%, 08/21/22	255	247,735
2.50%, 09/12/26	1,050	976,657
2.88%, 05/10/26[a]	300	287,730
3.25%, 05/11/25[a]	915	904,688
3.75%, 09/12/46	250	238,155
4.00%, 05/10/46	665	656,834
4.13%, 05/11/35	470	484,664
4.30%, 09/22/19	300	307,806
4.38%, 03/25/20	465	480,471
4.38%, 05/11/45	310	325,968
4.55%, 08/12/43	605	649,322
5.50%, 03/25/40	250	301,255
6.38%, 12/15/38	590	779,909

Security	Principal (000s)	Value
Statoil ASA
2.45%, 01/17/23	$1,172	$1,136,453
2.65%, 01/15/24	110	106,527
2.90%, 11/08/20	250	250,493
3.15%, 01/23/22	300	301,137
3.25%, 11/10/24	825	817,748
3.70%, 03/01/24	100	102,091
3.95%, 05/15/43	395	391,093
4.80%, 11/08/43[a]	185	208,160
5.10%, 08/17/40	150	173,415
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	400	399,692
4.00%, 11/15/47 (Call 05/15/47)	350	337,526
6.50%, 06/15/38	510	657,874
6.80%, 05/15/38[a]	115	152,439
6.85%, 06/01/39	137	184,113
9.25%, 10/15/21	75	90,224
Total Capital Canada Ltd.
2.75%, 07/15/23	800	783,336
Total Capital International SA
2.70%, 01/25/23	385	377,504
2.88%, 02/17/22	40	39,694
3.75%, 04/10/24	300	307,095
Total Capital SA
4.45%, 06/24/20	200	207,576
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	624	597,911
4.90%, 03/15/45	225	238,937
6.13%, 02/01/20	250	265,225
6.63%, 06/15/37	190	236,643
7.50%, 04/15/32	235	307,307

		86,939,081
OIL & GAS SERVICES — 0.27%
Baker Hughes a GE Co. LLC
5.13%, 09/15/40[a]	360	397,051
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	102	102,434
3.50%, 08/01/23 (Call 05/01/23)	119	119,802

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.80%, 11/15/25 (Call 08/15/25)	$33	$33,050
4.50%, 11/15/41 (Call 05/15/41)	160	160,854
4.75%, 08/01/43 (Call 02/01/43)	355	368,998
4.85%, 11/15/35 (Call 05/15/35)	795	851,588
5.00%, 11/15/45 (Call 05/15/45)	476	514,123
6.70%, 09/15/38	25	32,344
7.45%, 09/15/39	329	452,158
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	468	447,427
3.95%, 12/01/42 (Call 06/01/42)	192	166,788
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	310	315,623

		3,962,240
PACKAGING & CONTAINERS — 0.06%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	52,009
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	140	140,652
4.50%, 11/01/23 (Call 08/01/23)	280	294,445
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	132	149,939
WestRock Co.
3.00%, 09/15/24 (Call 07/15/24)[b]	100	96,374
3.38%, 09/15/27 (Call 06/15/27)[a,b]	75	71,635
WestRock RKT Co.
4.90%, 03/01/22	70	73,874

		878,928

Security	Principal (000s)	Value
PHARMACEUTICALS — 4.16%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	$280	$273,134
2.50%, 05/14/20 (Call 04/14/20)	215	213,091
2.85%, 05/14/23 (Call 03/14/23)	300	291,306
2.90%, 11/06/22	975	954,642
3.20%, 11/06/22 (Call 09/06/22)	485	481,348
3.20%, 05/14/26 (Call 02/14/26)	945	902,295
3.60%, 05/14/25 (Call 02/14/25)	965	955,456
4.30%, 05/14/36 (Call 11/14/35)	450	450,783
4.40%, 11/06/42	370	366,925
4.45%, 05/14/46 (Call 11/14/45)	780	778,253
4.50%, 05/14/35 (Call 11/14/34)	540	555,806
4.70%, 05/14/45 (Call 11/14/44)[a]	700	723,093
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	389	383,527
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	1,250	1,249,262
3.45%, 03/15/22 (Call 01/15/22)	598	596,822
3.80%, 03/15/25 (Call 12/15/24)[a]	247	243,663
4.55%, 03/15/35 (Call 09/15/34)	915	912,612
4.75%, 03/15/45 (Call 09/15/44)	451	448,082
4.85%, 06/15/44 (Call 12/15/43)	407	412,397
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	645	621,477

88	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.38%, 09/15/20	$250	$251,343
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	250	240,238
3.45%, 12/15/27 (Call 09/15/27)[a]	130	123,678
3.50%, 11/15/21 (Call 08/15/21)[a]	495	498,539
4.25%, 03/01/45 (Call 09/01/44)[a]	130	121,437
4.30%, 12/15/47 (Call 06/15/47)	50	46,892
AstraZeneca PLC
1.95%, 09/18/19	145	143,435
2.38%, 11/16/20	1,395	1,376,391
3.38%, 11/16/25[a]	730	717,181
4.00%, 09/18/42	426	406,276
4.38%, 11/16/45	231	233,758
6.45%, 09/15/37	644	824,307
Bristol-Myers Squibb Co.
2.00%, 08/01/22	220	210,639
3.25%, 02/27/27	555	547,774
4.50%, 03/01/44 (Call 09/01/43)[a]	275	297,707
Cardinal Health Inc.
1.95%, 06/14/19	200	198,044
2.40%, 11/15/19	225	223,742
2.62%, 06/15/22 (Call 05/15/22)[a]	520	502,954
3.08%, 06/15/24 (Call 04/15/24)[a]	500	479,225
3.41%, 06/15/27 (Call 03/15/27)[a]	100	94,124
3.75%, 09/15/25 (Call 06/15/25)	150	147,794
4.37%, 06/15/47 (Call 12/15/46)[a]	295	277,834
4.50%, 11/15/44 (Call 05/15/44)	200	191,612
4.60%, 03/15/43	130	127,537
4.63%, 12/15/20	100	104,149
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	535	515,772

Security	Principal (000s)	Value
2.25%, 08/12/19 (Call 07/12/19)	$320	$317,267
2.75%, 12/01/22 (Call 09/01/22)	40	38,535
2.80%, 07/20/20 (Call 06/20/20)	1,140	1,131,689
2.88%, 06/01/26 (Call 03/01/26)	9	8,217
3.38%, 08/12/24 (Call 05/12/24)[a]	400	389,168
3.50%, 07/20/22 (Call 05/20/22)	559	556,999
3.88%, 07/20/25 (Call 04/20/25)[a]	1,320	1,304,318
4.00%, 12/05/23 (Call 09/05/23)	265	268,636
4.88%, 07/20/35 (Call 01/20/35)	300	310,848
5.13%, 07/20/45 (Call 01/20/45)[a]	492	514,115
5.30%, 12/05/43 (Call 06/05/43)	555	595,387
Eli Lilly & Co.
1.95%, 03/15/19	207	205,775
2.75%, 06/01/25 (Call 03/01/25)	490	471,934
3.10%, 05/15/27 (Call 02/15/27)	10	9,751
3.70%, 03/01/45 (Call 09/01/44)	430	415,101
5.50%, 03/15/27	200	231,524
Express Scripts Holding Co.
2.25%, 06/15/19	154	153,048
3.00%, 07/15/23 (Call 05/15/23)	107	103,210
3.05%, 11/30/22 (Call 10/30/22)	100	97,907
3.40%, 03/01/27 (Call 12/01/26)[a]	56	53,064
3.50%, 06/15/24 (Call 03/15/24)	281	276,015
3.90%, 02/15/22	425	433,275
4.50%, 02/25/26 (Call 11/27/25)[a]	822	846,159

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.75%, 11/15/21	$426	$446,640
4.80%, 07/15/46 (Call 01/15/46)[a]	296	296,450
6.13%, 11/15/41[a]	277	321,805
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	334	327,868
4.20%, 03/18/43	95	98,780
5.38%, 04/15/34	50	58,229
6.38%, 05/15/38	734	974,392
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	378	374,764
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	400	389,056
1.88%, 12/05/19	50	49,577
2.05%, 03/01/23 (Call 01/01/23)	785	754,283
2.25%, 03/03/22 (Call 02/03/22)	300	294,021
2.45%, 12/05/21	20	19,860
2.45%, 03/01/26 (Call 12/01/25)	437	411,195
2.63%, 01/15/25 (Call 11/15/24)	6	5,802
2.90%, 01/15/28 (Call 10/15/27)	350	335,906
2.95%, 03/03/27 (Call 12/03/26)	55	53,420
3.38%, 12/05/23	200	204,160
3.40%, 01/15/38 (Call 07/15/37)	320	306,186
3.50%, 01/15/48 (Call 07/15/47)	270	254,445
3.55%, 03/01/36 (Call 09/01/35)[a]	375	369,165
3.63%, 03/03/37 (Call 09/03/36)	120	118,615
3.70%, 03/01/46 (Call 09/01/45)	690	674,620
3.75%, 03/03/47 (Call 09/03/46)	180	177,266
4.38%, 12/05/33 (Call 06/05/33)	575	624,093

Security	Principal (000s)	Value
4.50%, 12/05/43 (Call 06/05/43)[a]	$200	$220,778
4.85%, 05/15/41	30	34,419
5.95%, 08/15/37	288	374,089
McKesson Corp.
2.28%, 03/15/19	851	848,209
2.70%, 12/15/22 (Call 09/15/22)	198	191,951
2.85%, 03/15/23 (Call 12/15/22)	370	361,168
3.80%, 03/15/24 (Call 12/15/23)	340	343,618
Mead Johnson Nutrition Co.
3.00%, 11/15/20[a]	410	409,734
4.60%, 06/01/44 (Call 12/01/43)	226	229,277
4.90%, 11/01/19	250	258,290
Merck & Co. Inc.
1.85%, 02/10/20	400	394,760
2.35%, 02/10/22	459	450,577
2.40%, 09/15/22 (Call 06/15/22)	255	249,087
2.75%, 02/10/25 (Call 11/10/24)	370	357,298
2.80%, 05/18/23[a]	633	626,233
3.70%, 02/10/45 (Call 08/10/44)[a]	300	291,579
3.88%, 01/15/21 (Call 10/15/20)	200	206,108
4.15%, 05/18/43	159	165,203
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	392	404,501
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	100	103,727
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)[a]	460	455,814
3.95%, 06/15/26 (Call 03/15/26)[a]	740	717,437
5.25%, 06/15/46 (Call 12/15/45)[a]	515	520,129

90	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	$895	$876,151
2.40%, 09/21/22	380	370,093
3.00%, 11/20/25 (Call 08/20/25)	50	48,849
3.10%, 05/17/27 (Call 02/17/27)	655	640,904
3.40%, 05/06/24	286	289,140
4.00%, 11/20/45 (Call 05/20/45)[a]	400	407,768
4.40%, 04/24/20	400	414,660
4.40%, 05/06/44	440	476,762
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	300	297,924
Pfizer Inc.
1.70%, 12/15/19	230	226,886
2.20%, 12/15/21[a]	455	444,963
2.75%, 06/03/26[a]	250	237,788
3.00%, 06/15/23	690	689,538
3.00%, 12/15/26	664	642,885
3.40%, 05/15/24	400	404,276
4.00%, 12/15/36	485	499,405
4.13%, 12/15/46[a]	384	395,378
4.30%, 06/15/43	6	6,287
4.40%, 05/15/44	7	7,464
7.20%, 03/15/39	521	756,429
Sanofi
4.00%, 03/29/21	350	361,368
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	1,415	1,392,912
2.40%, 09/23/21 (Call 08/23/21)	970	937,039
2.88%, 09/23/23 (Call 07/23/23)	565	541,230
3.20%, 09/23/26 (Call 06/23/26)	1,170	1,089,691
Wyeth LLC
5.95%, 04/01/37	859	1,092,511
6.00%, 02/15/36	325	408,450
6.45%, 02/01/24	420	492,114
6.50%, 02/01/34	7	9,103

Security	Principal (000s)	Value
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	$400	$375,676
3.25%, 02/01/23 (Call 11/01/22)	156	154,704
3.95%, 09/12/47 (Call 03/12/47)	135	128,012
4.50%, 11/13/25 (Call 08/13/25)[a]	395	417,479
4.70%, 02/01/43 (Call 08/01/42)	312	331,010

		61,467,731
PIPELINES — 3.01%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	15	14,768
5.20%, 12/01/47 (Call 06/01/47)	150	146,313
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)[a]	250	244,670
5.95%, 06/01/26 (Call 03/01/26)	20	21,660
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	175	166,989
4.15%, 07/01/23 (Call 04/01/23)	100	100,497
4.88%, 02/01/21 (Call 11/01/20)	100	103,320
5.85%, 11/15/43 (Call 05/15/43)	150	158,000
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	5	5,154
5.80%, 06/01/45 (Call 12/01/44)	270	313,211
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	226	223,896
3.90%, 05/15/24 (Call 02/15/24)[a]	150	147,689

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.40%, 03/15/27 (Call 12/15/26)	$20	$19,724
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	180	184,403
7.38%, 10/15/45 (Call 04/15/45)	300	392,790
9.88%, 03/01/19	132	140,979
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	220	216,414
3.70%, 07/15/27 (Call 04/15/27)	65	62,735
4.00%, 10/01/23 (Call 07/01/23)	100	101,775
4.25%, 12/01/26 (Call 09/01/26)	150	151,328
4.50%, 06/10/44 (Call 12/10/43)	200	195,242
5.50%, 12/01/46 (Call 05/29/46)[a]	300	338,100
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	440	434,148
4.05%, 03/15/25 (Call 12/15/24)	17	16,730
4.15%, 10/01/20 (Call 08/01/20)	400	408,512
4.65%, 06/01/21 (Call 03/01/21)	202	209,173
4.75%, 01/15/26 (Call 10/15/25)	615	624,871
4.90%, 03/15/35 (Call 09/15/34)	135	129,285
5.15%, 02/01/43 (Call 08/01/42)[a]	200	188,854
5.15%, 03/15/45 (Call 09/15/44)	255	239,529
5.20%, 02/01/22 (Call 11/01/21)	150	158,028
5.30%, 04/15/47 (Call 10/15/46)[a]	100	96,851
5.95%, 10/01/43 (Call 04/01/43)	50	52,129

Security	Principal (000s)	Value
6.05%, 06/01/41 (Call 12/01/40)	$356	$374,551
6.13%, 12/15/45 (Call 06/15/45)	705	751,572
6.50%, 02/01/42 (Call 08/01/41)	120	132,494
9.00%, 04/15/19	290	308,685
9.70%, 03/15/19	111	118,729
Energy Transfer LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	805	864,506
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	350	342,468
4.40%, 04/01/24 (Call 01/01/24)	300	301,662
5.05%, 04/01/45 (Call 10/01/44)	319	302,150
5.45%, 06/01/47 (Call 12/01/46)	25	25,027
Enterprise Products Operating LLC
2.85%, 04/15/21 (Call 03/15/21)	300	297,921
3.35%, 03/15/23 (Call 12/15/22)	360	359,215
3.70%, 02/15/26 (Call 11/15/25)	150	149,283
3.75%, 02/15/25 (Call 11/15/24)	60	60,321
3.95%, 02/15/27 (Call 11/15/26)[a]	585	591,166
4.05%, 02/15/22	200	205,824
4.45%, 02/15/43 (Call 08/15/42)	300	296,922
4.85%, 08/15/42 (Call 02/15/42)	491	512,290
4.85%, 03/15/44 (Call 09/15/43)	449	469,870
4.90%, 05/15/46 (Call 11/15/45)	236	249,169
5.10%, 02/15/45 (Call 08/15/44)	574	621,246

92	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.20%, 09/01/20	$280	$294,596
5.70%, 02/15/42	20	23,281
5.95%, 02/01/41	300	353,517
6.45%, 09/01/40	100	124,685
7.55%, 04/15/38	250	335,710
Series D
6.88%, 03/01/33	165	207,715
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	350	345,957
3.50%, 03/01/21 (Call 01/01/21)	25	25,122
3.50%, 09/01/23 (Call 06/01/23)	200	196,568
3.95%, 09/01/22 (Call 06/01/22)	555	561,976
4.15%, 03/01/22	200	204,418
4.15%, 02/01/24 (Call 11/01/23)	250	252,740
5.00%, 08/15/42 (Call 02/15/42)	10	9,781
5.30%, 09/15/20	480	504,254
5.40%, 09/01/44 (Call 03/01/44)	300	305,583
5.50%, 03/01/44 (Call 09/01/43)	200	206,432
5.80%, 03/15/35	25	27,213
6.50%, 02/01/37	84	95,070
6.55%, 09/15/40	375	432,319
6.95%, 01/15/38	310	377,360
7.30%, 08/15/33	50	61,041
7.50%, 11/15/40	264	333,421
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	370	370,148
3.15%, 01/15/23 (Call 12/15/22)	5	4,899
4.30%, 06/01/25 (Call 03/01/25)	310	313,674
4.30%, 03/01/28 (Call 12/01/27)	500	498,310
5.05%, 02/15/46 (Call 08/15/45)	310	305,031

Security	Principal (000s)	Value
5.30%, 12/01/34 (Call 06/01/34)	$357	$366,264
5.55%, 06/01/45 (Call 12/01/44)	1,200	1,260,228
7.75%, 01/15/32	100	127,328
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)	50	48,148
4.25%, 02/01/21	180	185,443
5.00%, 03/01/26 (Call 12/01/25)	370	400,421
5.15%, 10/15/43 (Call 04/15/43)	250	272,860
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	405	402,671
4.50%, 04/15/38 (Call 10/15/37)	500	486,955
4.88%, 06/01/25 (Call 03/01/25)[a]	406	426,450
5.20%, 03/01/47 (Call 09/01/46)	630	655,553
5.50%, 02/15/23 (Call 04/02/18)	367	377,327
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)[a]	115	113,399
4.95%, 07/13/47 (Call 01/06/47)	350	354,574
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	400	395,744
5.00%, 09/15/23 (Call 06/15/23)	360	380,894
6.13%, 02/01/41 (Call 08/01/40)	240	276,912
6.65%, 10/01/36	100	120,238
8.63%, 03/01/19	80	84,366
Phillips 66 Partners LP
3.75%, 03/01/28 (Call 12/01/27)[a]	395	382,905
4.90%, 10/01/46 (Call 04/01/46)	250	251,968

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	$250	$246,950
2.85%, 01/31/23 (Call 10/31/22)	200	188,768
3.60%, 11/01/24 (Call 08/01/24)	100	95,452
3.65%, 06/01/22 (Call 03/01/22)	200	197,386
3.85%, 10/15/23 (Call 07/15/23)	221	217,696
4.30%, 01/31/43 (Call 07/31/42)	200	170,406
4.50%, 12/15/26 (Call 09/15/26)[a]	405	401,683
4.65%, 10/15/25 (Call 07/15/25)[a]	190	191,279
4.90%, 02/15/45 (Call 08/15/44)	200	187,452
5.00%, 02/01/21 (Call 11/01/20)	250	258,878
5.15%, 06/01/42 (Call 12/01/41)	115	110,268
6.65%, 01/15/37	25	28,544
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)[a]	370	362,918
5.00%, 03/15/27 (Call 09/15/26)	1,085	1,126,783
5.63%, 04/15/23 (Call 01/15/23)	1,045	1,119,916
5.63%, 03/01/25 (Call 12/01/24)[a]	815	877,160
5.88%, 06/30/26 (Call 12/31/25)	275	300,583
6.25%, 03/15/22 (Call 12/15/21)[a]	350	381,664
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	154,440

Security	Principal (000s)	Value
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 03/27/18)	$207	$210,637
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	20	19,053
3.50%, 03/15/25 (Call 12/15/24)[a]	150	145,719
4.50%, 03/15/45 (Call 09/15/44)[a]	25	24,467
4.75%, 03/15/24 (Call 12/15/23)	256	269,422
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	290	284,035
4.00%, 10/01/27 (Call 07/01/27)	56	53,459
4.40%, 04/01/21 (Call 03/01/21)	50	51,491
4.95%, 01/15/43 (Call 07/15/42)	100	92,585
5.30%, 04/01/44 (Call 10/01/43)	25	24,237
5.35%, 05/15/45 (Call 11/15/44)	490	473,330
5.40%, 10/01/47 (Call 04/01/47)[a]	25	24,479
5.95%, 12/01/25 (Call 09/01/25)	170	185,545
6.10%, 02/15/42	300	318,921
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	150	152,340
4.65%, 06/15/21 (Call 03/15/21)	100	103,189
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	75	89,414
Texas Eastern Transmission LP
7.00%, 07/15/32	225	280,490
TransCanada PipeLines Ltd.
2.50%, 08/01/22[a]	475	461,918
3.80%, 10/01/20	255	260,811

94	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.63%, 03/01/34 (Call 12/01/33)	$487	$516,332
4.88%, 01/15/26 (Call 10/15/25)	70	76,007
5.85%, 03/15/36	185	222,281
6.20%, 10/15/37	107	133,296
7.63%, 01/15/39[a]	265	376,546
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	450	451,237
5.45%, 04/01/44 (Call 10/01/43)	37	37,855
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	940	930,280
3.60%, 03/15/22 (Call 01/15/22)	975	977,067
3.75%, 06/15/27 (Call 03/15/27)	500	486,045
3.90%, 01/15/25 (Call 10/15/24)	600	596,094
4.00%, 09/15/25 (Call 06/15/25)	123	122,534
4.30%, 03/04/24 (Call 12/04/23)	430	440,436
4.90%, 01/15/45 (Call 07/15/44)	50	50,300
5.10%, 09/15/45 (Call 03/15/45)	95	98,221
5.25%, 03/15/20	500	521,705
5.40%, 03/04/44 (Call 09/04/43)	33	35,250
5.80%, 11/15/43 (Call 05/15/43)	255	289,402
6.30%, 04/15/40	357	422,099

		44,411,062
REAL ESTATE — 0.08%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)[a]	270	270,356
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	340	357,490

Security	Principal (000s)	Value
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	$139	$141,323
4.25%, 08/15/23 (Call 05/15/23)	337	352,333

		1,121,502
REAL ESTATE INVESTMENT TRUSTS — 2.48%
Alexandria Real Estate Equities Inc.
4.50%, 07/30/29 (Call 04/30/29)	350	358,141
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	400	397,904
3.00%, 06/15/23	45	43,881
3.13%, 01/15/27 (Call 10/15/26)[a]	100	92,660
3.30%, 02/15/21 (Call 01/15/21)	265	265,734
3.38%, 10/15/26 (Call 07/15/26)[a]	348	330,182
3.45%, 09/15/21[a]	502	505,288
3.55%, 07/15/27 (Call 04/15/27)	115	109,554
3.60%, 01/15/28 (Call 10/15/27)	50	47,570
4.00%, 06/01/25 (Call 03/01/25)	350	350,731
4.40%, 02/15/26 (Call 11/15/25)	55	56,255
4.70%, 03/15/22	260	272,230
5.00%, 02/15/24	356	379,973
5.05%, 09/01/20	100	104,655
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	150	148,341
2.95%, 05/11/26 (Call 02/11/26)	340	323,775
3.20%, 01/15/28 (Call 10/15/27)	130	124,788
3.50%, 11/15/24 (Call 08/15/24)	200	200,424

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.90%, 10/15/46 (Call 04/15/46)	$300	$285,060
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	217	200,590
3.13%, 09/01/23 (Call 06/01/23)	100	98,698
3.65%, 02/01/26 (Call 11/03/25)	246	244,000
3.80%, 02/01/24 (Call 11/01/23)	310	314,780
3.85%, 02/01/23 (Call 11/01/22)	380	389,131
4.13%, 05/15/21 (Call 02/15/21)	175	180,598
5.88%, 10/15/19 (Call 07/17/19)[a]	560	584,550
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)[a]	100	96,456
Brixmor Operating Partnership LP
3.88%, 08/15/22 (Call 06/15/22)	470	473,389
3.90%, 03/15/27 (Call 12/15/26)	645	619,729
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	100	97,892
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)[a]	190	155,939
5.25%, 12/01/23 (Call 09/01/23)[a]	300	254,808
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	392	394,713
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	335	317,804
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	25	24,222

Security	Principal (000s)	Value
3.65%, 09/01/27 (Call 06/01/27)	$312	$298,771
4.45%, 02/15/26 (Call 11/15/25)	30	30,629
4.75%, 05/15/47 (Call 11/15/46)	350	351,134
4.88%, 04/15/22	399	419,764
5.25%, 01/15/23	1,183	1,267,868
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)[a]	30	27,740
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)[a]	205	212,335
Digital Realty Trust LP
4.75%, 10/01/25 (Call 07/01/25)	250	264,485
5.25%, 03/15/21 (Call 12/15/20)	210	221,682
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	330	343,715
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	250	249,695
5.75%, 08/15/22 (Call 05/15/22)[a]	245	262,238
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)[a]	170	159,962
3.25%, 08/01/27 (Call 05/01/27)	75	72,458
3.50%, 03/01/28 (Call 12/01/27)	100	98,306
4.50%, 07/01/44 (Call 01/01/44)	400	417,028
4.50%, 06/01/45 (Call 12/01/44)	185	193,007
4.63%, 12/15/21 (Call 09/15/21)	25	26,325
4.75%, 07/15/20 (Call 04/15/20)	350	364,448

96	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)[a]	$70	$69,161
3.50%, 04/01/25 (Call 01/01/25)	150	147,612
3.63%, 05/01/27 (Call 02/01/27)	350	342,009
3.88%, 05/01/24 (Call 02/01/24)	400	403,772
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	100	103,279
Government Properties Income Trust
3.75%, 08/15/19 (Call 07/15/19)	170	171,341
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	100	99,241
3.40%, 02/01/25 (Call 11/01/24)	145	140,972
3.88%, 08/15/24 (Call 05/17/24)	302	302,586
4.00%, 12/01/22 (Call 10/01/22)[a]	840	864,016
4.00%, 06/01/25 (Call 03/01/25)	154	154,561
4.20%, 03/01/24 (Call 12/01/23)	350	357,458
4.25%, 11/15/23 (Call 08/15/23)	416	428,522
5.38%, 02/01/21 (Call 11/03/20)	78	82,483
Healthcare Realty Trust Inc.
3.63%, 01/15/28 (Call 10/15/27)	130	124,911
Healthcare Trust of America Holdings LP
3.75%, 07/01/27 (Call 04/01/27)[a]	125	120,654
Hospitality Properties Trust
4.50%, 06/15/23 (Call 12/15/22)	25	25,714

Security	Principal (000s)	Value
5.00%, 08/15/22 (Call 02/15/22)	$350	$365,736
5.25%, 02/15/26 (Call 08/15/25)[a]	335	349,797
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	490	485,418
Series D
3.75%, 10/15/23 (Call 07/15/23)	350	348,124
Series F
4.50%, 02/01/26 (Call 11/01/25)[a]	100	101,544
Hudson Pacific Properties LP
3.95%, 11/01/27	250	238,810
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	80	79,428
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)[a]	340	310,355
3.20%, 05/01/21 (Call 03/01/21)	150	150,510
3.30%, 02/01/25 (Call 12/01/24)[a]	96	92,487
3.80%, 04/01/27 (Call 01/01/27)	500	489,450
4.25%, 04/01/45 (Call 10/01/44)	197	186,029
4.45%, 09/01/47 (Call 03/01/47)	175	168,212
Liberty Property LP
3.25%, 10/01/26 (Call 07/01/26)	350	334,394
4.40%, 02/15/24 (Call 11/15/23)	350	364,035
4.75%, 10/01/20 (Call 07/01/20)[a]	250	260,180
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	130	125,847
Lifestorage LP/CA
3.50%, 07/01/26 (Call 04/01/26)	100	95,220

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)[a]	$186	$184,306
5.50%, 07/15/21 (Call 04/15/21)	485	516,457
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	90	89,783
4.50%, 04/01/27 (Call 01/01/27)[a]	400	382,152
4.75%, 01/15/28 (Call 10/15/27)[a]	405	391,343
5.25%, 01/15/26 (Call 10/15/25)	425	429,615
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)[a]	130	124,524
Public Storage
3.09%, 09/15/27 (Call 06/15/27)	100	96,038
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	460	456,955
3.65%, 01/15/28 (Call 10/15/27)	100	97,664
4.13%, 10/15/26 (Call 07/15/26)	96	97,275
4.65%, 08/01/23 (Call 05/01/23)	50	52,661
4.65%, 03/15/47 (Call 09/15/46)	110	114,688
Regency Centers Corp.
3.75%, 11/15/22 (Call 08/15/22)	255	256,237
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 04/02/18)	100	102,475
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	490	492,024
4.50%, 02/01/25 (Call 11/01/24)[a]	100	98,258

Security	Principal (000s)	Value
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)[a]	$485	$482,585
2.75%, 02/01/23 (Call 11/01/22)	580	566,695
3.30%, 01/15/26 (Call 10/15/25)[a]	631	613,597
3.38%, 10/01/24 (Call 07/01/24)	1,480	1,469,906
3.38%, 06/15/27 (Call 03/15/27)[a]	150	145,547
4.25%, 10/01/44 (Call 04/01/44)[a]	380	378,780
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	25	23,214
3.50%, 01/15/28 (Call 10/15/27)	240	232,080
4.63%, 01/10/22 (Call 10/10/21)	250	260,858
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	345	326,218
3.75%, 05/01/24 (Call 02/01/24)	300	301,143
3.85%, 04/01/27 (Call 01/01/27)	350	343,913
4.13%, 01/15/26 (Call 10/15/25)	120	121,465
4.38%, 02/01/45 (Call 08/01/44)	205	198,879
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	340	355,297
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	420	398,605
4.88%, 06/01/26 (Call 03/01/26)	85	86,610
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	200	210,936

98	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	$20	$20,308
4.00%, 06/01/25 (Call 03/01/25)	4	4,030
4.13%, 04/01/19 (Call 01/01/19)	900	909,945
4.25%, 04/01/26 (Call 01/01/26)	100	102,110
4.95%, 01/15/21 (Call 10/15/20)	412	430,639
5.25%, 01/15/22 (Call 10/15/21)	246	262,450
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	310	306,299
4.63%, 09/15/23[a]	250	264,883
7.38%, 03/15/32	677	890,248
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	375	370,159

		36,669,757
RETAIL — 2.27%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)[a]	350	362,026
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	205	205,711
3.80%, 11/15/27 (Call 08/15/27)	100	95,333
4.50%, 10/01/25 (Call 07/01/25)	325	329,852
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	150	147,528
3.25%, 04/15/25 (Call 01/15/25)[a]	110	106,247
3.70%, 04/15/22 (Call 01/15/22)	326	330,623
3.75%, 06/01/27 (Call 03/01/27)	355	348,869

Security	Principal (000s)	Value
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	$100	$97,646
4.92%, 08/01/34 (Call 02/01/34)	140	122,056
5.17%, 08/01/44 (Call 02/01/44)[a]	375	315,889
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)[a]	200	212,580
Costco Wholesale Corp.
1.70%, 12/15/19	495	487,159
2.15%, 05/18/21 (Call 04/18/21)[a]	130	127,725
2.25%, 02/15/22	370	360,998
2.30%, 05/18/22 (Call 04/18/22)[a]	180	175,356
2.75%, 05/18/24 (Call 03/18/24)	173	168,422
3.00%, 05/18/27 (Call 02/18/27)[a]	65	62,804
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)[a]	355	349,938
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	302	299,200
3.88%, 04/15/27 (Call 01/15/27)[a]	355	356,747
4.15%, 11/01/25 (Call 08/01/25)[a]	210	216,319
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	420	410,243
2.13%, 09/15/26 (Call 06/15/26)[a]	150	135,386
2.63%, 06/01/22 (Call 05/01/22)	445	439,424
2.70%, 04/01/23 (Call 01/01/23)	326	320,037
3.00%, 04/01/26 (Call 01/01/26)[a]	510	494,562
3.35%, 09/15/25 (Call 06/15/25)	945	939,500

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.75%, 02/15/24 (Call 11/15/23)	$110	$113,373
3.90%, 06/15/47 (Call 12/15/46)[a]	127	125,075
4.20%, 04/01/43 (Call 10/01/42)[a]	400	412,168
4.25%, 04/01/46 (Call 10/01/45)	282	291,743
4.40%, 04/01/21 (Call 01/01/21)	855	893,313
4.40%, 03/15/45 (Call 09/15/44)	369	390,155
4.88%, 02/15/44 (Call 08/15/43)	580	652,744
5.88%, 12/16/36	425	542,347
5.95%, 04/01/41 (Call 10/01/40)	440	563,367
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	214	217,413
4.25%, 07/17/25 (Call 04/17/25)[a]	210	213,492
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)[a]	326	301,221
3.10%, 05/03/27 (Call 02/03/27)[a]	596	571,302
3.12%, 04/15/22 (Call 01/15/22)	210	210,974
3.13%, 09/15/24 (Call 06/15/24)	100	98,729
3.38%, 09/15/25 (Call 06/15/25)	275	271,502
3.70%, 04/15/46 (Call 10/15/45)	305	282,210
4.05%, 05/03/47 (Call 11/03/46)[a]	522	511,414
4.38%, 09/15/45 (Call 03/15/45)[a]	475	489,459
4.63%, 04/15/20 (Call 10/15/19)	152	156,811
4.65%, 04/15/42 (Call 10/15/41)	300	322,260

Security	Principal (000s)	Value
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)[a]	$200	$186,554
3.63%, 06/01/24 (Call 03/01/24)[a]	200	191,274
3.88%, 01/15/22 (Call 10/15/21)[a]	685	685,082
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)[a]	100	98,933
2.63%, 01/15/22	346	340,270
2.75%, 12/09/20 (Call 11/09/20)	610	609,158
3.25%, 06/10/24	130	129,925
3.38%, 05/26/25 (Call 02/26/25)	300	296,937
3.50%, 03/01/27 (Call 12/01/26)	500	491,785
3.63%, 05/20/21	30	30,694
3.70%, 01/30/26 (Call 10/30/25)	560	560,986
3.70%, 02/15/42	195	179,265
4.45%, 03/01/47 (Call 09/01/46)[a]	210	215,088
4.70%, 12/09/35 (Call 06/09/35)	200	214,038
4.88%, 12/09/45 (Call 06/09/45)	763	830,258
6.30%, 10/15/37	331	421,889
6.30%, 03/01/38	25	31,971
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)[a]	20	19,562
5.00%, 01/15/44 (Call 07/15/43)	247	238,399
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)[a]	252	263,547
QVC Inc.
3.13%, 04/01/19	200	200,284
4.38%, 03/15/23	300	299,718
4.85%, 04/01/24	50	50,701
5.13%, 07/02/22	475	491,064

100	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.45%, 08/15/34 (Call 02/15/34)	$70	$66,800
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	230	226,039
2.45%, 06/15/26 (Call 03/15/26)[a]	280	260,540
2.70%, 06/15/22 (Call 04/15/22)	200	197,974
3.10%, 03/01/23 (Call 02/01/23)	100	99,819
3.50%, 03/01/28 (Call 12/01/27)	100	99,274
3.75%, 12/01/47 (Call 06/01/47)[a]	60	56,866
3.85%, 10/01/23 (Call 07/01/23)	251	260,664
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)[a]	305	298,382
Target Corp.
2.50%, 04/15/26[a]	705	654,839
2.90%, 01/15/22[a]	255	255,360
3.50%, 07/01/24	430	437,202
3.63%, 04/15/46[a]	671	613,354
3.90%, 11/15/47 (Call 05/15/47)	500	478,400
4.00%, 07/01/42	250	245,215
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	384	347,151
2.50%, 05/15/23 (Call 02/15/23)	300	291,051
2.75%, 06/15/21 (Call 04/15/21)[a]	50	49,914
Walgreen Co.
3.10%, 09/15/22	305	299,516
4.40%, 09/15/42[a]	100	94,239
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	269	268,161
3.30%, 11/18/21 (Call 09/18/21)	300	300,510

Security	Principal (000s)	Value
3.45%, 06/01/26 (Call 03/01/26)	$825	$781,531
4.80%, 11/18/44 (Call 05/18/44)	737	735,091
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)	565	553,434
2.65%, 12/15/24 (Call 10/15/24)	750	728,595
3.30%, 04/22/24 (Call 01/22/24)	850	858,619
3.63%, 07/08/20	135	138,390
3.63%, 12/15/47 (Call 06/15/47)	275	266,995
4.00%, 04/11/43 (Call 10/11/42)	400	412,096
4.30%, 04/22/44 (Call 10/22/43)[a]	400	430,312

		33,532,967
SEMICONDUCTORS — 1.31%
Altera Corp.
4.10%, 11/15/23	250	262,765
Analog Devices Inc.
3.13%, 12/05/23 (Call 10/05/23)[a]	310	305,660
3.50%, 12/05/26 (Call 09/05/26)	512	499,983
5.30%, 12/15/45 (Call 06/15/45)[a]	100	114,476
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	200	199,432
3.30%, 04/01/27 (Call 01/01/27)[a]	135	132,203
3.90%, 10/01/25 (Call 07/01/25)	300	308,430
4.30%, 06/15/21	225	234,720
4.35%, 04/01/47 (Call 10/01/46)	390	406,591
5.10%, 10/01/35 (Call 04/01/35)	100	115,431
5.85%, 06/15/41	200	250,708

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20	$565	$558,096
3.00%, 01/15/22 (Call 12/15/21)	1,120	1,095,539
3.13%, 01/15/25 (Call 11/15/24)	90	84,183
3.63%, 01/15/24 (Call 11/15/23)	785	766,725
3.88%, 01/15/27 (Call 10/15/26)	1,105	1,061,032
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	700	677,971
1.85%, 05/11/20	250	246,130
2.35%, 05/11/22 (Call 04/11/22)[a]	325	318,009
2.45%, 07/29/20	500	498,395
2.60%, 05/19/26 (Call 02/19/26)	297	279,860
2.70%, 12/15/22	263	259,728
3.10%, 07/29/22	520	523,853
3.15%, 05/11/27 (Call 02/11/27)[a]	621	606,816
3.30%, 10/01/21	228	231,969
3.70%, 07/29/25 (Call 04/29/25)[a]	520	530,343
3.73%, 12/08/47 (Call 06/08/47)[b]	926	888,043
4.10%, 05/19/46 (Call 11/19/45)	171	174,647
4.10%, 05/11/47 (Call 11/11/46)[a]	375	383,111
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	235	241,888
4.65%, 11/01/24 (Call 08/01/24)	415	436,007
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	250	246,988
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)[a]	475	462,374

Security	Principal (000s)	Value
3.20%, 09/16/26 (Call 06/16/26)	$382	$370,357
QUALCOMM Inc.
1.85%, 05/20/19	350	346,840
2.10%, 05/20/20	350	343,326
2.25%, 05/20/20	630	618,918
2.60%, 01/30/23 (Call 12/30/22)	520	495,019
2.90%, 05/20/24 (Call 03/20/24)	490	463,202
3.00%, 05/20/22	442	433,019
3.25%, 05/20/27 (Call 02/20/27)[a]	495	463,226
3.45%, 05/20/25 (Call 02/20/25)	281	272,154
4.30%, 05/20/47 (Call 11/20/46)[a]	640	595,674
4.65%, 05/20/35 (Call 11/20/34)	50	50,615
4.80%, 05/20/45 (Call 11/20/44)	440	441,382
Texas Instruments Inc.
1.65%, 08/03/19	230	227,399
1.75%, 05/01/20 (Call 04/01/20)	274	269,145
2.90%, 11/03/27 (Call 08/03/27)	220	211,017
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	275	266,247

		19,269,646
SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)[b]	100	97,039

		97,039
SOFTWARE — 2.32%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	365	356,477
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	240	238,565

102	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.75%, 02/01/20	$205	$213,093
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	270	257,431
4.38%, 06/15/25 (Call 03/15/25)	195	199,522
Cadence Design Systems Inc.
4.38%, 10/15/24 (Call 07/15/24)	150	154,815
Citrix Systems Inc.
4.50%, 12/01/27 (Call 09/01/27)	100	99,300
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	100	101,895
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	150	145,400
3.00%, 08/15/26 (Call 05/15/26)	535	500,305
3.63%, 10/15/20 (Call 09/15/20)	225	228,353
3.88%, 06/05/24 (Call 03/05/24)[a]	200	203,798
4.50%, 08/15/46 (Call 02/15/46)	260	256,022
5.00%, 10/15/25 (Call 07/15/25)	355	380,670
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	162	163,623
4.75%, 06/15/21	100	105,268
Microsoft Corp.
1.10%, 08/08/19	575	564,903
1.55%, 08/08/21 (Call 07/08/21)	770	739,446
1.85%, 02/12/20 (Call 01/12/20)[a]	745	736,812
2.00%, 11/03/20 (Call 10/03/20)	420	413,141
2.00%, 08/08/23 (Call 06/08/23)	450	426,244
2.13%, 11/15/22[a]	300	289,737

Security	Principal (000s)	Value
2.38%, 02/12/22 (Call 01/12/22)	$575	$564,075
2.38%, 05/01/23 (Call 02/01/23)	440	426,558
2.40%, 02/06/22 (Call 01/06/22)	655	643,433
2.40%, 08/08/26 (Call 05/08/26)	606	562,623
2.65%, 11/03/22 (Call 09/03/22)	485	478,341
2.70%, 02/12/25 (Call 11/12/24)	70	67,626
2.88%, 02/06/24 (Call 12/06/23)	510	501,218
3.00%, 10/01/20[a]	380	384,347
3.13%, 11/03/25 (Call 08/03/25)	345	340,581
3.30%, 02/06/27 (Call 11/06/26)	1,874	1,857,171
3.45%, 08/08/36 (Call 02/08/36)	1,169	1,133,860
3.50%, 02/12/35 (Call 08/12/34)	405	397,216
3.50%, 11/15/42	350	333,228
3.63%, 12/15/23 (Call 09/15/23)	100	102,699
3.70%, 08/08/46 (Call 02/08/46)[a]	810	787,790
3.75%, 05/01/43 (Call 11/01/42)	60	59,243
3.75%, 02/12/45 (Call 08/12/44)	72	70,755
3.95%, 08/08/56 (Call 02/08/56)	300	299,295
4.00%, 02/12/55 (Call 08/12/54)	435	434,852
4.10%, 02/06/37 (Call 08/06/36)	190	199,793
4.20%, 06/01/19	222	227,059
4.20%, 11/03/35 (Call 05/03/35)	250	266,482
4.45%, 11/03/45 (Call 05/03/45)	1,600	1,754,928

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.75%, 11/03/55 (Call 05/03/55)	$460	$524,170
5.20%, 06/01/39	150	178,748
5.30%, 02/08/41	842	1,022,306
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	555	592,096
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	735	710,275
2.25%, 10/08/19	1,500	1,495,290
2.40%, 09/15/23 (Call 07/15/23)	78	74,435
2.50%, 05/15/22 (Call 03/15/22)	1,562	1,528,433
2.50%, 10/15/22	450	439,092
2.63%, 02/15/23 (Call 01/15/23)[a]	100	97,669
2.65%, 07/15/26 (Call 04/15/26)	415	387,921
2.80%, 07/08/21	345	344,303
2.95%, 11/15/24 (Call 09/15/24)	508	493,278
2.95%, 05/15/25 (Call 02/15/25)[a]	205	198,510
3.25%, 11/15/27 (Call 08/15/27)	611	593,910
3.25%, 05/15/30 (Call 02/15/30)[a]	525	503,176
3.63%, 07/15/23	250	255,423
3.80%, 11/15/37 (Call 05/15/37)	430	424,840
3.85%, 07/15/36 (Call 01/15/36)[a]	255	254,691
3.88%, 07/15/20[a]	100	102,864
3.90%, 05/15/35 (Call 11/15/34)	515	517,354
4.00%, 07/15/46 (Call 01/15/46)	609	600,645
4.00%, 11/15/47 (Call 05/15/47)	560	554,064
4.13%, 05/15/45 (Call 11/15/44)	100	100,705

Security	Principal (000s)	Value
4.30%, 07/08/34 (Call 01/08/34)	$708	$745,920
4.38%, 05/15/55 (Call 11/15/54)[a]	400	415,560
4.50%, 07/08/44 (Call 01/08/44)[a]	507	540,264
5.00%, 07/08/19	182	187,933
5.38%, 07/15/40[a]	349	421,770
6.13%, 07/08/39[a]	308	402,846
6.50%, 04/15/38[a]	315	426,614
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	66	63,614
3.90%, 08/21/27 (Call 05/21/27)	460	437,143

		34,303,855
TELECOMMUNICATIONS — 4.32%
America Movil SAB de CV
3.13%, 07/16/22	250	247,498
4.38%, 07/16/42[a]	450	453,092
5.00%, 10/16/19	265	274,331
6.13%, 11/15/37	200	239,008
6.13%, 03/30/40	550	662,607
AT&T Inc.
2.30%, 03/11/19[a]	200	199,570
2.45%, 06/30/20 (Call 05/30/20)	660	652,912
2.63%, 12/01/22 (Call 09/01/22)	417	402,601
2.80%, 02/17/21 (Call 01/17/21)	390	386,786
2.85%, 02/14/23 (Call 01/14/23)[a]	450	446,913
3.00%, 06/30/22 (Call 04/30/22)	605	594,473
3.20%, 03/01/22 (Call 02/01/22)	300	298,092
3.40%, 08/14/24 (Call 06/14/24)	570	566,312
3.40%, 05/15/25 (Call 02/15/25)	580	557,937
3.60%, 02/17/23 (Call 12/17/22)[a]	430	431,088

104	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.80%, 03/15/22	$360	$365,738
3.80%, 03/01/24 (Call 01/01/24)	810	811,652
3.88%, 08/15/21	686	700,269
3.90%, 03/11/24 (Call 12/11/23)	600	604,698
3.90%, 08/14/27 (Call 05/14/27)[a]	1,060	1,053,873
3.95%, 01/15/25 (Call 10/15/24)	300	299,685
4.10%, 02/15/28 (Call 11/15/27)[b]	843	826,115
4.13%, 02/17/26 (Call 11/17/25)	130	130,068
4.25%, 03/01/27 (Call 12/01/26)[a]	500	501,150
4.30%, 02/15/30 (Call 11/15/29)[b]	409	398,914
4.30%, 12/15/42 (Call 06/15/42)	500	455,345
4.35%, 06/15/45 (Call 12/15/44)	1,250	1,120,312
4.45%, 05/15/21	284	294,911
4.50%, 05/15/35 (Call 11/15/34)	295	284,837
4.50%, 03/09/48 (Call 09/09/47)	1,128	1,027,664
4.55%, 03/09/49 (Call 09/09/48)	837	765,144
4.75%, 05/15/46 (Call 11/15/45)	911	860,649
4.80%, 06/15/44 (Call 12/15/43)	390	373,172
4.90%, 08/14/37 (Call 02/14/37)	1,050	1,052,236
5.15%, 03/15/42	236	238,497
5.15%, 11/15/46 (Call 05/15/46)[a,b]	1,236	1,236,457
5.15%, 02/14/50 (Call 08/14/49)	990	987,040
5.20%, 03/15/20	500	522,555
5.25%, 03/01/37 (Call 09/01/36)	970	1,005,027

Security	Principal (000s)	Value
5.30%, 08/14/58 (Call 02/14/58)	$550	$548,999
5.35%, 09/01/40	300	309,084
5.45%, 03/01/47 (Call 09/01/46)	1,100	1,146,486
5.55%, 08/15/41	218	232,630
5.65%, 02/15/47 (Call 08/15/46)	400	426,764
5.70%, 03/01/57 (Call 09/01/56)	470	501,424
5.88%, 10/01/19	400	418,936
6.00%, 08/15/40 (Call 05/15/40)[a]	240	266,441
6.38%, 03/01/41[a]	267	311,552
British Telecommunications PLC
9.13%, 12/15/30	157	227,813
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	975	940,709
2.13%, 03/01/19	600	598,200
2.20%, 02/28/21	705	692,416
2.20%, 09/20/23 (Call 07/20/23)[a]	440	420,046
2.45%, 06/15/20	330	328,000
2.50%, 09/20/26 (Call 06/20/26)	400	373,556
2.60%, 02/28/23	300	293,376
2.95%, 02/28/26	390	378,144
3.00%, 06/15/22	20	20,007
3.50%, 06/15/25[a]	300	304,533
3.63%, 03/04/24	315	322,484
4.45%, 01/15/20	467	482,789
5.50%, 01/15/40	248	309,018
5.90%, 02/15/39	220	285,974
Deutsche Telekom International Finance BV
8.75%, 06/15/30	471	673,233
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	150	151,286
5.95%, 03/15/41[a]	155	161,104
Koninklijke KPN NV
8.38%, 10/01/30	200	265,632

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Motorola Solutions Inc.
3.50%, 03/01/23	$100	$98,040
3.75%, 05/15/22	517	517,212
Orange SA
1.63%, 11/03/19	300	294,312
5.38%, 01/13/42	250	288,790
5.50%, 02/06/44 (Call 08/06/43)	260	302,695
9.00%, 03/01/31	741	1,090,055
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	450	448,344
4.50%, 03/15/43 (Call 09/15/42)	400	405,604
5.00%, 03/15/44 (Call 09/15/43)	328	359,199
7.50%, 08/15/38	50	68,158
Telefonica Emisiones SAU
4.10%, 03/08/27	500	495,475
4.57%, 04/27/23[a]	300	317,220
4.67%, 03/06/38	210	210,076
5.21%, 03/08/47[a]	835	875,422
5.46%, 02/16/21	306	325,722
5.88%, 07/15/19[a]	210	218,482
7.05%, 06/20/36	308	392,019
Telefonica Europe BV
8.25%, 09/15/30	270	369,023
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	445	409,026
Verizon Communications Inc.
1.75%, 08/15/21	300	287,061
2.45%, 11/01/22 (Call 08/01/22)	470	451,632
2.63%, 08/15/26[a]	550	501,226
2.95%, 03/15/22[a]	1,000	986,720
3.00%, 11/01/21 (Call 09/01/21)	800	795,760
3.13%, 03/16/22	190	188,908
3.38%, 02/15/25	888	866,075
3.50%, 11/01/21	403	407,909
3.50%, 11/01/24 (Call 08/01/24)	1,234	1,224,918
3.85%, 11/01/42 (Call 05/01/42)	775	674,575

Security	Principal (000s)	Value
4.13%, 03/16/27	$860	$873,382
4.13%, 08/15/46	710	633,995
4.15%, 03/15/24 (Call 12/15/23)	375	386,104
4.27%, 01/15/36	250	239,873
4.40%, 11/01/34 (Call 05/01/34)	851	834,695
4.52%, 09/15/48	1,300	1,228,552
4.60%, 04/01/21	40	41,892
4.67%, 03/15/55	1,030	962,174
4.81%, 03/15/39	793	798,527
4.86%, 08/21/46	970	966,139
5.01%, 04/15/49	1,036	1,050,722
5.01%, 08/21/54	1,305	1,285,020
5.15%, 09/15/23	2,085	2,259,243
5.25%, 03/16/37	550	585,101
5.50%, 03/16/47	525	574,502
6.55%, 09/15/43	771	965,423
Vodafone Group PLC
2.50%, 09/26/22	455	439,935
2.95%, 02/19/23	608	596,478
4.38%, 02/19/43	442	423,710
5.45%, 06/10/19	450	465,278
6.15%, 02/27/37	455	544,999
6.25%, 11/30/32	67	78,735

		63,824,001
TEXTILES — 0.06%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	25	24,751
3.25%, 06/01/22 (Call 03/01/22)	100	100,251
3.70%, 04/01/27 (Call 01/01/27)	450	449,654
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	250	254,570

		829,226
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	55	54,920
3.50%, 09/15/27 (Call 06/15/27)	375	354,716

		409,636

106	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
TRANSPORTATION — 1.63%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	$320	$318,352
3.00%, 04/01/25 (Call 01/01/25)	100	97,597
3.05%, 03/15/22 (Call 12/15/21)	162	162,593
3.05%, 09/01/22 (Call 06/01/22)	385	385,173
3.25%, 06/15/27 (Call 03/15/27)	25	24,629
3.45%, 09/15/21 (Call 06/15/21)	300	305,394
3.65%, 09/01/25 (Call 06/01/25)	210	212,841
3.75%, 04/01/24 (Call 01/01/24)	481	495,093
3.85%, 09/01/23 (Call 06/01/23)[a]	326	337,283
3.90%, 08/01/46 (Call 02/01/46)	350	342,783
4.13%, 06/15/47 (Call 12/15/46)[a]	80	81,033
4.15%, 04/01/45 (Call 10/01/44)	200	202,492
4.38%, 09/01/42 (Call 03/01/42)[a]	280	293,247
4.40%, 03/15/42 (Call 09/15/41)	300	314,142
4.45%, 03/15/43 (Call 09/15/42)	200	211,610
4.55%, 09/01/44 (Call 03/01/44)	340	363,395
4.90%, 04/01/44 (Call 10/01/43)	296	333,047
5.15%, 09/01/43 (Call 03/01/43)	100	115,247
5.40%, 06/01/41 (Call 12/01/40)[a]	300	353,964
5.75%, 05/01/40 (Call 11/01/39)	142	174,129
6.15%, 05/01/37	37	46,994

Security	Principal (000s)	Value
Canadian National Railway Co.
2.40%, 02/03/20	$205	$204,291
2.95%, 11/21/24 (Call 08/21/24)	350	343,360
3.20%, 08/02/46 (Call 02/02/46)[a]	65	58,066
3.65%, 02/03/48 (Call 08/03/47)	100	95,824
5.55%, 03/01/19	120	123,407
6.38%, 11/15/37	250	333,672
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	315	302,765
4.80%, 09/15/35 (Call 03/15/35)	245	270,250
4.80%, 08/01/45 (Call 02/01/45)	25	27,847
5.95%, 05/15/37	152	189,111
7.13%, 10/15/31	475	618,212
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	52	47,557
3.25%, 06/01/27 (Call 03/01/27)	231	220,792
3.35%, 11/01/25 (Call 08/01/25)[a]	400	392,684
3.40%, 08/01/24 (Call 05/01/24)	250	249,138
3.70%, 10/30/20 (Call 07/30/20)	200	204,186
3.70%, 11/01/23 (Call 08/01/23)	310	315,255
3.80%, 11/01/46 (Call 05/01/46)[a]	405	369,955
3.95%, 05/01/50 (Call 11/01/49)	350	321,062
4.10%, 03/15/44 (Call 09/15/43)	377	361,739
4.25%, 06/01/21 (Call 03/01/21)	130	134,593
4.40%, 03/01/43 (Call 09/01/42)	300	301,323
4.75%, 05/30/42 (Call 11/30/41)	325	341,237

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.50%, 04/15/41 (Call 10/15/40)	$50	$57,408
6.00%, 10/01/36	50	60,865
6.15%, 05/01/37	152	188,010
6.22%, 04/30/40	100	124,959
FedEx Corp.
2.63%, 08/01/22	335	328,581
3.30%, 03/15/27 (Call 12/15/26)[a]	90	87,561
3.88%, 08/01/42	50	46,800
4.00%, 01/15/24	701	725,745
4.40%, 01/15/47 (Call 07/15/46)	645	639,698
4.55%, 04/01/46 (Call 10/01/45)	515	523,940
4.75%, 11/15/45 (Call 05/15/45)	303	316,044
5.10%, 01/15/44	200	218,954
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	250	249,595
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	300	290,715
4.95%, 08/15/45 (Call 02/15/45)[a]	200	214,742
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)[a]	90	85,329
3.00%, 04/01/22 (Call 01/01/22)	330	328,944
3.15%, 06/01/27 (Call 03/01/27)	15	14,397
3.25%, 12/01/21 (Call 09/01/21)	30	30,224
3.94%, 11/01/47 (Call 05/01/47)[a,b]	217	209,602
3.95%, 10/01/42 (Call 04/01/42)	50	48,371
4.45%, 06/15/45 (Call 12/15/44)	260	269,456
4.65%, 01/15/46 (Call 07/15/45)[a]	270	288,309

Security	Principal (000s)	Value
4.84%, 10/01/41	$237	$259,788
5.90%, 06/15/19	282	293,503
Ryder System Inc.
3.40%, 03/01/23 (Call 02/01/23)	240	239,683
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	700	694,267
2.75%, 03/01/26 (Call 12/01/25)	450	428,467
3.00%, 04/15/27 (Call 01/15/27)	350	337,879
3.25%, 08/15/25 (Call 05/15/25)	300	297,696
3.38%, 02/01/35 (Call 08/01/34)	300	284,739
3.80%, 10/01/51 (Call 04/01/51)	325	311,077
3.88%, 02/01/55 (Call 08/01/54)	350	330,572
4.00%, 04/15/47 (Call 10/15/46)[a]	250	251,465
4.10%, 09/15/67 (Call 03/15/67)	105	101,423
4.15%, 01/15/45 (Call 07/15/44)	300	307,299
4.16%, 07/15/22 (Call 04/15/22)	350	365,305
4.38%, 11/15/65 (Call 05/15/65)	170	172,936
4.75%, 09/15/41 (Call 03/15/41)	100	110,657
United Parcel Service Inc.
2.05%, 04/01/21[a]	140	137,375
2.40%, 11/15/26 (Call 08/15/26)	105	96,719
2.45%, 10/01/22	495	482,843
3.05%, 11/15/27 (Call 08/15/27)	256	245,563
3.13%, 01/15/21[a]	506	511,465
3.40%, 11/15/46 (Call 05/15/46)[a]	240	215,470
3.75%, 11/15/47 (Call 05/15/47)	60	57,373

108	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.88%, 11/15/40 (Call 05/15/40)	$50	$56,225
5.13%, 04/01/19	537	552,138
6.20%, 01/15/38	406	528,267

		24,015,807
TRUCKING & LEASING — 0.03%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)	130	123,224
4.85%, 06/01/21[a]	150	157,655
5.20%, 03/15/44 (Call 09/15/43)[a]	150	163,545

		444,424
WATER — 0.08%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	135	128,548
3.40%, 03/01/25 (Call 12/01/24)	50	49,881
3.75%, 09/01/47 (Call 03/01/47)	200	192,434
3.85%, 03/01/24 (Call 12/01/23)	120	123,454
6.59%, 10/15/37	352	471,595
United Utilities PLC
6.88%, 08/15/28	150	180,369

		1,146,281

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,284,358,313)		1,263,679,371

FOREIGN GOVERNMENT OBLIGATIONS[g] — 10.79%

CANADA — 1.04%
Export Development Canada
1.50%, 05/26/21[a]	530	511,540
1.63%, 12/03/19	225	222,100
1.63%, 01/17/20	1,390	1,370,637
1.75%, 07/21/20	80	78,641
Hydro-Quebec
8.05%, 07/07/24	435	545,860
Province of Alberta Canada
1.90%, 12/06/19[a]	925	915,065
2.20%, 07/26/22	125	121,029

Security	Principal (000s)	Value
Province of British Columbia Canada
2.00%, 10/23/22	$210	$201,779
2.25%, 06/02/26	640	597,594
2.65%, 09/22/21	455	453,462
7.25%, 09/01/36	50	74,922
Province of Manitoba Canada
1.75%, 05/30/19	100	99,196
2.05%, 11/30/20	100	98,156
2.10%, 09/06/22	720	692,813
2.13%, 06/22/26	50	45,725
3.05%, 05/14/24[a]	350	348,092
Province of Ontario Canada
1.65%, 09/27/19[a]	200	197,572
1.88%, 05/21/20	640	630,202
2.25%, 05/18/22	250	243,002
2.40%, 02/08/22	315	308,725
2.45%, 06/29/22	100	97,893
2.50%, 09/10/21[a]	1,000	988,000
2.50%, 04/27/26	675	639,272
3.20%, 05/16/24	415	416,017
4.00%, 10/07/19	1,400	1,433,586
4.40%, 04/14/20	320	331,894
Province of Quebec Canada
2.38%, 01/31/22[a]	315	308,996
2.50%, 04/20/26[a]	110	104,444
2.63%, 02/13/23	320	314,358
2.75%, 08/25/21	75	74,848
2.75%, 04/12/27[a]	825	793,378
2.88%, 10/16/24	860	845,879
3.50%, 07/29/20	950	969,171
7.50%, 09/15/29[a]	165	226,312

		15,300,160
CHILE — 0.15%
Chile Government International Bond
2.25%, 10/30/22[a]	695	667,089
3.13%, 03/27/25	300	294,297
3.13%, 01/21/26	500	487,960
3.86%, 06/21/47[a]	250	237,640
3.88%, 08/05/20	545	558,205

		2,245,191

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
COLOMBIA — 0.62%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	$500	$477,460
3.88%, 04/25/27 (Call 01/25/27)	750	731,933
4.00%, 02/26/24 (Call 11/26/23)	445	447,537
4.38%, 07/12/21	400	414,472
4.50%, 01/28/26 (Call 10/28/25)[a]	1,500	1,545,255
5.00%, 06/15/45 (Call 12/15/44)[a]	1,150	1,145,273
5.63%, 02/26/44 (Call 08/26/43)	200	216,334
6.13%, 01/18/41[a]	210	239,677
7.38%, 03/18/19[a]	550	574,767
7.38%, 09/18/37[a]	950	1,213,349
8.13%, 05/21/24	530	651,322
10.38%, 01/28/33[a]	150	236,973
11.75%, 02/25/20[a]	1,095	1,278,467

		9,172,819
GERMANY — 0.12%
FMS Wertmanagement AoeR
1.38%, 06/08/21	1,280	1,228,467
1.75%, 01/24/20	540	533,234

		1,761,701
HUNGARY — 0.25%
Hungary Government International Bond
5.38%, 02/21/23[a]	850	920,465
5.38%, 03/25/24[a]	750	820,162
5.75%, 11/22/23	750	831,540
6.38%, 03/29/21	830	906,883
7.63%, 03/29/41[a]	200	290,206

		3,769,256
ISRAEL — 0.09%
Israel Government International Bond
2.88%, 03/16/26	750	719,280
4.00%, 06/30/22	300	310,983
4.50%, 01/30/43	200	205,186

Security	Principal (000s)	Value
5.13%, 03/26/19	$30	$30,878

		1,266,327
ITALY — 0.08%
Republic of Italy Government International Bond
5.38%, 06/15/33	490	559,859
6.88%, 09/27/23	595	692,664

		1,252,523
JAPAN — 0.49%
Japan Bank for International Cooperation
1.75%, 05/28/20	650	636,883
Japan Bank for International Cooperation
1.75%, 05/29/19	450	445,964
Japan Bank for International Cooperation
1.50%, 07/21/21	300	286,704
1.88%, 04/20/21	1,000	972,930
1.88%, 07/21/26[a]	1,000	901,400
2.13%, 11/16/20[a]	300	294,945
2.13%, 02/10/25	400	374,128
2.25%, 11/04/26	1,200	1,112,208
2.38%, 11/16/22	500	485,915
2.38%, 04/20/26	1,000	939,890
2.75%, 01/21/26	200	193,950
2.75%, 11/16/27	350	335,524
3.38%, 07/31/23	200	202,868

		7,183,309
MEXICO — 0.85%
Mexico Government International Bond
3.60%, 01/30/25	1,100	1,078,880
3.63%, 03/15/22	1,470	1,496,195
4.00%, 10/02/23[a]	700	713,622
4.13%, 01/21/26[a]	1,450	1,464,036
4.15%, 03/28/27[a]	1,700	1,699,116
4.35%, 01/15/47	250	227,190
4.60%, 01/23/46	500	468,115
4.60%, 02/10/48[a]	350	328,633
4.75%, 03/08/44	1,050	1,009,701
5.55%, 01/21/45	1,525	1,637,225
5.75%, 10/12/10	330	333,135

110	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
6.05%, 01/11/40[a]	$1,200	$1,350,108
6.75%, 09/27/34	375	464,741
7.50%, 04/08/33	200	263,978

		12,534,675
PANAMA — 0.24%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	1,050	1,082,435
5.20%, 01/30/20	605	631,668
6.70%, 01/26/36	770	980,187
8.88%, 09/30/27	300	420,639
9.38%, 04/01/29[a]	275	402,531

		3,517,460
PERU — 0.23%
Peruvian Government International Bond
4.13%, 08/25/27[a]	550	571,202
5.63%, 11/18/50[a]	520	623,527
6.55%, 03/14/37[a]	165	212,992
7.13%, 03/30/19	375	393,907
7.35%, 07/21/25[a]	600	748,260
8.75%, 11/21/33	555	838,228

		3,388,116
PHILIPPINES — 0.45%
Philippine Government International Bond
3.70%, 03/01/41[a]	250	235,785
3.95%, 01/20/40[a]	1,750	1,712,445
4.00%, 01/15/21	1,030	1,055,297
5.00%, 01/13/37	300	334,848
5.50%, 03/30/26	200	226,342
6.38%, 01/15/32	200	247,584
6.38%, 10/23/34[a]	1,200	1,521,216
6.50%, 01/20/20	750	798,825
8.38%, 06/17/19	350	375,347
10.63%, 03/16/25	130	187,174

		6,694,863
POLAND — 0.27%
Republic of Poland Government International Bond
3.00%, 03/17/23	550	543,846
3.25%, 04/06/26	575	568,491

Security	Principal (000s)	Value
4.00%, 01/22/24[a]	$800	$829,560
5.00%, 03/23/22	855	913,969
5.13%, 04/21/21	550	585,216
6.38%, 07/15/19	575	604,969

		4,046,051
SOUTH KOREA — 0.34%
Export-Import Bank of Korea
1.88%, 10/21/21	500	476,430
2.25%, 01/21/20	200	197,266
2.38%, 04/21/27	200	178,810
2.50%, 05/10/21	750	734,250
2.63%, 05/26/26	200	184,352
2.88%, 01/21/25	300	284,625
3.25%, 11/10/25[a]	300	290,316
3.25%, 08/12/26	400	385,796
4.00%, 01/29/21	235	240,525
4.38%, 09/15/21	450	466,870
5.00%, 04/11/22	500	529,965
5.13%, 06/29/20	120	125,521
Korea International Bond
3.88%, 09/11/23[a]	250	258,553
4.13%, 06/10/44[a]	250	270,530
7.13%, 04/16/19	350	367,003

		4,990,812
SUPRANATIONAL — 5.19%
African Development Bank
1.13%, 03/04/19	500	494,510
1.25%, 07/26/21	1,120	1,068,950
1.88%, 03/16/20	120	118,688
2.38%, 09/23/21[a]	559	553,365
Asian Development Bank
1.00%, 08/16/19	1,040	1,020,417
1.38%, 03/23/20[a]	255	249,729
1.50%, 01/22/20	115	113,091
1.63%, 08/26/20[a]	850	832,261
1.63%, 03/16/21	190	184,600
1.75%, 03/21/19	900	895,374
1.75%, 01/10/20	2,330	2,302,925
1.75%, 06/08/21	165	160,372
1.75%, 09/13/22	1,000	956,080
2.00%, 02/16/22	1,800	1,751,760
2.00%, 01/22/25[a]	765	720,079
2.00%, 04/24/26	1,300	1,207,570

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.63%, 01/12/27[a]	$200	$193,840
Corp. Andina de Fomento
2.13%, 09/27/21	700	678,902
4.38%, 06/15/22	509	534,455
Council of Europe Development Bank
1.50%, 05/17/19	130	128,759
1.63%, 03/16/21	1,000	970,640
European Bank for Reconstruction & Development
1.13%, 08/24/20	570	551,002
1.50%, 11/02/21	350	335,454
1.63%, 05/05/20	1,180	1,159,456
1.75%, 06/14/19[a]	1,750	1,738,135
1.88%, 02/23/22	100	96,865
European Investment Bank
1.13%, 08/15/19	250	245,743
1.25%, 05/15/19	125	123,491
1.25%, 12/16/19	1,350	1,323,189
1.38%, 06/15/20[a]	4,250	4,144,515
1.38%, 09/15/21	1,500	1,433,925
1.63%, 12/15/20	450	438,399
1.63%, 06/15/21	1,000	967,480
1.75%, 06/17/19[a]	1,600	1,589,008
1.75%, 05/15/20[a]	1,300	1,279,603
1.88%, 03/15/19	800	797,064
1.88%, 02/10/25[a]	710	661,131
2.00%, 03/15/21	1,550	1,521,325
2.13%, 10/15/21	30	29,411
2.13%, 04/13/26[a]	250	234,293
2.25%, 03/15/22	1,350	1,324,174
2.25%, 08/15/22	1,955	1,909,448
2.38%, 06/15/22	975	959,000
2.38%, 05/24/27[a]	110	104,136
2.50%, 04/15/21	725	722,071
2.50%, 10/15/24	475	462,379
2.88%, 09/15/20	830	836,607
3.25%, 01/29/24[a]	215	218,752
4.00%, 02/16/21	455	472,991
4.88%, 02/15/36	410	505,124
Inter-American Development Bank
1.00%, 05/13/19	425	418,672
1.25%, 09/14/21	250	238,135

Security	Principal (000s)	Value
1.63%, 05/12/20[a]	$2,360	$2,318,747
1.75%, 10/15/19[a]	1,000	990,710
1.75%, 04/14/22	160	153,906
1.75%, 09/14/22	335	320,327
1.88%, 06/16/20	1,063	1,049,138
1.88%, 03/15/21	1,780	1,742,478
2.00%, 06/02/26	250	231,970
2.13%, 11/09/20	345	341,208
2.13%, 01/15/25	420	398,462
2.38%, 07/07/27	65	61,560
3.00%, 10/04/23	250	251,495
3.00%, 02/21/24	1,820	1,828,063
3.20%, 08/07/42	350	339,500
3.88%, 02/14/20	600	616,692
4.38%, 01/24/44	300	350,004
International Bank for Reconstruction & Development
0.88%, 08/15/19	1,500	1,469,400
1.25%, 07/26/19[a]	1,500	1,478,355
1.38%, 03/30/20	1,700	1,664,283
1.38%, 05/24/21	365	351,108
1.38%, 09/20/21	545	521,391
1.63%, 09/04/20[a]	1,380	1,350,551
1.63%, 03/09/21[a]	3,195	3,106,946
1.63%, 02/10/22[a]	1,000	960,040
1.75%, 04/19/23[a]	312	295,963
1.88%, 03/15/19	400	398,640
1.88%, 10/07/19	360	357,437
1.88%, 04/21/20	875	864,946
1.88%, 10/07/22	30	28,840
1.88%, 10/27/26	185	169,033
2.00%, 01/26/22[a]	2,680	2,610,642
2.13%, 02/13/23	165	159,748
2.13%, 03/03/25	755	716,789
2.25%, 06/24/21	1,035	1,022,911
2.50%, 11/25/24	520	505,944
2.50%, 07/29/25	1,250	1,211,387
4.75%, 02/15/35	200	243,614
7.63%, 01/19/23[a]	510	620,543
International Finance Corp.
1.63%, 07/16/20	565	553,706
1.75%, 09/16/19	1,345	1,333,231
2.13%, 04/07/26	631	591,922

112	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Nordic Investment Bank
2.13%, 02/01/22	$1,000	$978,330

		76,537,305
SWEDEN — 0.16%
Svensk Exportkredit AB
1.13%, 08/28/19	500	490,715
1.75%, 05/18/20	750	737,520
1.75%, 03/10/21[a]	200	194,534
1.88%, 06/17/19	300	298,155
1.88%, 06/23/20	250	246,168
2.38%, 03/09/22[a]	400	393,156

		2,360,248
URUGUAY — 0.22%
Uruguay Government International Bond
4.13%, 11/20/45	250	236,507
4.38%, 10/27/27[a]	585	607,283
4.50%, 08/14/24	990	1,044,381
5.10%, 06/18/50[a]	910	948,866
8.00%, 11/18/22	330	387,354

		3,224,391

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $163,045,755)		159,245,207

MUNICIPAL DEBT OBLIGATIONS — 2.00%

ARIZONA — 0.02%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	255	291,371

		291,371
CALIFORNIA — 0.72%
Bay Area Toll Authority RB BAB
Series F-2
6.26%, 04/01/49	250	346,308
Series S-1
7.04%, 04/01/50	130	194,204
Series S-3
6.91%, 10/01/50	425	624,147

Security	Principal (000s)	Value
East Bay Municipal Utility District Water System Revenue RB BAB
Series B
5.87%, 06/01/40	$380	$473,491
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	450	654,547
Los Angeles County Metropolitan Transportation Authority RB BAB
Series A
5.74%, 06/01/39	360	433,166
Los Angeles Department of Water & Power System Revenue RB BAB
Series A
6.60%, 07/01/50	120	174,148
Series D
6.57%, 07/01/45	290	411,356
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	165	202,074
5.76%, 07/01/29	265	312,069
Series RY
6.76%, 07/01/34	375	499,009
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	100	131,214
San Diego County Water Authority Financing Corp. RB BAB
Series B
6.14%, 05/01/49	125	167,594
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	100	118,558
State of California Department of Water Resources Power Supply Revenue RB
Series P
2.00%, 05/01/22	60	57,818
State of California GO
6.20%, 03/01/19	200	207,804
State of California GO BAB
5.70%, 11/01/21	400	437,968

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
7.50%, 04/01/34[a]	$370	$528,841
7.55%, 04/01/39[a]	1,030	1,551,417
7.60%, 11/01/40	1,000	1,539,710
7.70%, 11/01/30 (Call 11/01/20)	240	270,300
University of California RB
Series AD
4.86%, 05/15/12	350	362,996
Series AX
3.06%, 07/01/25 (Call 04/01/25)	500	489,695
University of California RB BAB
5.77%, 05/15/43	205	257,082
5.95%, 05/15/45	100	126,192

		10,571,708
CONNECTICUT — 0.04%
State of Connecticut GO
Series A
5.85%, 03/15/32[a]	180	210,433
State of Connecticut GO BAB
Series D
5.09%, 10/01/30	350	373,506

		583,939
DISTRICT OF COLUMBIA — 0.01%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	150	161,482

		161,482
FLORIDA — 0.05%
State Board of Administration Finance Corp. RB
Series A
3.00%, 07/01/20	810	813,904

		813,904
GEORGIA — 0.04%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A 6.64%, 04/01/57	150	183,409
Project M, Series 2010-A 6.66%, 04/01/57	200	242,718
Project P, Series 2010-A 7.06%, 04/01/57	125	145,174

		571,301

Security	Principal (000s)	Value
ILLINOIS — 0.20%
Chicago Transit Authority RB
Series A
6.90%, 12/01/40	$340	$445,373
City of Chicago IL GO
Series B
6.31%, 01/01/44	200	199,096
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	75	93,006
State of Illinois GO
4.95%, 06/01/23[a]	485	500,428
5.10%, 06/01/33[a]	525	494,734
5.88%, 03/01/19	330	338,091
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	100	104,953
Series 5
7.35%, 07/01/35	750	821,722

		2,997,403
KENTUCKY — 0.01%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	100	130,599

		130,599
MASSACHUSETTS — 0.09%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	230	251,770
Series E
4.20%, 12/01/21	85	88,266
5.46%, 12/01/39	460	556,839
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB
Series A
5.73%, 06/01/40	100	124,374

114	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Massachusetts School Building Authority RB BAB
Series B
5.72%, 08/15/39	$230	$279,215

		1,300,464
MISSISSIPPI — 0.01%
State of Mississippi GO BAB
Series F
5.25%, 11/01/34	100	116,684

		116,684
MISSOURI — 0.00%
Health & Educational Facilities Authority of the State of Missouri RB
Series A
3.65%, 08/15/57 (Call 02/15/57)	50	47,318

		47,318
NEVADA — 0.02%
County of Clark Department of Aviation RB BAB
Series C
6.82%, 07/01/45	225	331,326

		331,326
NEW JERSEY — 0.17%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	300	369,606
Series B
0.00%, 02/15/20 (AGM)[d]	100	94,390
0.00%, 02/15/24 (AGM)[d]	400	319,580
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	277	393,066
Series F
7.41%, 01/01/40	435	637,379
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	250	311,865
Series C
5.75%, 12/15/28	150	167,958

Security	Principal (000s)	Value
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	$175	$204,447

		2,498,291
NEW YORK — 0.27%
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	150	222,729
Series 2010-A
6.67%, 11/15/39	160	215,805
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	85	102,757
Series C-2
5.77%, 08/01/36	300	359,898
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	250	308,900
5.72%, 06/15/42	210	270,377
5.75%, 06/15/41	290	371,995
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	265	315,734
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	100	117,408
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	525	606,133
6.04%, 12/01/29	400	489,256
Series 174
4.46%, 10/01/62[a]	525	564,433

		3,945,425
OHIO — 0.06%
American Municipal Power Inc. RB BAB
Series B
8.08%, 02/15/50	270	441,058
Series E
6.27%, 02/15/50	90	114,231

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Ohio State University (The) RB BAB
Series C
4.91%, 06/01/40	$295	$338,979

		894,268
OREGON — 0.09%
State of Oregon Department of Transportation RB BAB
Series 2010-A
5.83%, 11/15/34	155	190,379
State of Oregon GO
5.89%, 06/01/27	950	1,113,561

		1,303,940
PENNSYLVANIA — 0.00%
Pennsylvania Turnpike Commission RB BAB
Series B
5.51%, 12/01/45	40	49,662

		49,662
TEXAS — 0.17%
City of Houston TX GOL
3.96%, 03/01/47	100	99,885
Series A
6.29%, 03/01/32	135	155,131
City of San Antonio TX Electric & Gas Systems Revenue RB
Series C
5.99%, 02/01/39	130	167,323
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	175	227,180
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	100	120,952
North Texas Tollway Authority RB BAB
Series B
6.72%, 01/01/49[a]	430	615,661
State of Texas GO BAB
5.52%, 04/01/39	350	441,903
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.18%, 04/01/30	490	565,122

Security	Principal or Shares (000s)	Value
University of Texas System (The) RB BAB
Series B
6.28%, 08/15/41 (Call 08/15/19)	$125	$131,401

		2,524,558
UTAH — 0.01%
State of Utah GO BAB
Series D
4.55%, 07/01/24	75	79,758

		79,758
VIRGINIA — 0.01%
University of Virginia RB
Series C
4.18%, 09/01/17 (Call 03/01/17)	150	144,899

		144,899
WISCONSIN — 0.01%
State of Wisconsin RB
Series A
5.70%, 05/01/26 (AGM)	150	168,811

		168,811

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $28,974,164)		29,527,111

SHORT-TERM INVESTMENTS — 14.58%

MONEY MARKET FUNDS — 14.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[e,h,i]	206,509	206,530,146
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[e,h]	8,621	8,620,624

		215,150,770

TOTAL SHORT-TERM INVESTMENTS
(Cost: $215,145,697)		215,150,770

116	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 112.99%
(Cost: $1,691,523,929)	$1,667,602,459
Other Assets, Less Liabilities — (12.99)%	(191,738,616)

NET ASSETS — 100.00%	$1,475,863,843

BAB — Build America Bond

GO — General Obligation

GOL — General Obligation Limited

RB — Revenue Bond

Insured by:

AGM — Assured Guaranty Municipal Corp.

NPFGC — National Public Finance Guarantee Corp.

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	Zero-coupon bond.
[e]	Affiliate of the Fund.
[f]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	Investments are denominated in U.S. dollars.
[h]	Annualized 7-day yield as of period end.
[i]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ shares held at 02/28/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 02/28/18 (000s)	Value at 02/28/18	Income		Net realized gain (loss)[a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	143,657	62,852	[b]	—	206,509	$206,530,146	$558,495	[c]	$(11,411)	$(44,712)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,066	555	[b]	—	8,621	8,620,624	87,473		—	—
PNC Bank N.A.
1.95%, 03/04/19	$500	$—		$—	$500	497,000	7,865		—	(2,650)
2.25%, 07/02/19	1,750	—		(355)	1,395	1,385,821	28,999		(453)	(14,756)
2.40%, 10/18/19	250	—		—	250	248,473	4,594		—	(2,851)
3.10%, 10/25/27	—	500		—	500	477,775	3,838		—	(17,887)
4.20%, 11/01/25	—	350		—	350	362,050	11,017		—	(10,337)
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	—	615		(145)	470	451,938	9,229		448	(15,561)
3.30%, 03/08/22	312	—		—	312	314,480	9,642		—	(7,140)
3.90%, 04/29/24	850	300		(175)	975	994,568	29,682		8,663	(21,348)
4.38%, 08/11/20	250	—		—	250	258,415	7,282		—	(4,567)
5.13%, 02/08/20	395	—		—	395	411,527	12,358		—	(8,665)
6.88%, 05/15/19	400	—		—	400	418,964	19,725		—	(14,173)

						$220,971,781	$790,199		$(2,753)	$(164,647)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Continued)

iSHARES® U.S. CREDIT BOND ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$1,263,679,371	$—	$1,263,679,371
Foreign government obligations	—	159,245,207	—	159,245,207
Municipal debt obligations	—	29,527,111	—	29,527,111
Money market funds	215,150,770	—	—	215,150,770

Total	$215,150,770	$1,452,451,689	$—	$1,667,602,459

See notes to financial statements.

118	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2018

	iShares 1-3 Year Credit Bond ETF	iShares U.S. Credit Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$10,751,794,403	$1,470,464,583
Affiliated (Note 2)	953,619,919	221,059,346

Total cost of investments in securities	$11,705,414,322	$1,691,523,929

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$10,603,518,651	$1,446,630,678
Affiliated (Note 2)	951,964,799	220,971,781
Cash	—	3
Receivables:
Investment securities sold	162,486,395	13,771,261
Dividends and interest	80,986,645	14,582,618

Total Assets	11,798,956,490	1,695,956,341

LIABILITIES
Payables:
Investment securities purchased	114,110,320	13,388,714
Collateral for securities on loan (Note 1)	764,242,252	206,533,443
Due to custodian	321	—
Investment advisory fees (Note 2)	1,633,486	170,341

Total Liabilities	879,986,379	220,092,498

NET ASSETS	$10,918,970,111	$1,475,863,843

Net assets consist of:
Paid-in capital	$11,059,758,467	$1,498,656,464
Undistributed net investment income	18,111,026	3,811,822
Accumulated net realized loss	(8,968,510)	(2,682,973)
Net unrealized depreciation	(149,930,872)	(23,921,470)

NET ASSETS	$10,918,970,111	$1,475,863,843

Shares outstanding[b]	105,100,000	13,550,000

Net asset value per share	$103.89	$108.92

[a]	Securities on loan with values of $736,318,529 and $196,775,900, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	119

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2018

	iShares 1-3 Year Credit Bond ETF	iShares U.S. Credit Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$948,559	$87,473
Interest — unaffiliated	214,292,808	46,743,174
Interest — affiliated (Note 2)	1,891,288	144,231
Securities lending income — affiliated — net (Note 2)	2,051,687	558,495

Total investment income	219,184,342	47,533,373

EXPENSES
Investment advisory fees (Note 2)	22,535,689	2,204,563
Proxy fees	251,529	29,176

Total expenses	22,787,218	2,233,739

Net investment income	196,397,124	45,299,634

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,538,084)	1,259,720
Investments — affiliated (Note 2)	49,192	(11,411)
In-kind redemptions — unaffiliated	(1,791,513)	5,710,627
In-kind redemptions — affiliated (Note 2)	(5,772)	8,658

Net realized gain (loss)	(6,286,177)	6,967,594

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(137,609,516)	(24,767,619)
Investments — affiliated (Note 2)	(1,759,720)	(164,647)

Net change in unrealized appreciation/depreciation	(139,369,236)	(24,932,266)

Net realized and unrealized loss	(145,655,413)	(17,964,672)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$50,741,711	$27,334,962

See notes to financial statements.

120	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 1-3 Year Credit Bond ETF		iShares U.S. Credit Bond ETF
	Year ended February 28, 2018	Year ended February 28, 2017	Year ended February 28, 2018	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$196,397,124	$165,916,354	$45,299,634	$29,650,152
Net realized gain (loss)	(6,286,177)	7,440,546	6,967,594	93,664
Net change in unrealized appreciation/depreciation	(139,369,236)	39,124,738	(24,932,266)	11,264,433

Net increase in net assets resulting from operations	50,741,711	212,481,638	27,334,962	41,008,249

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(193,629,918)	(163,079,442)	(44,101,008)	(29,183,004)

Total distributions to shareholders	(193,629,918)	(163,079,442)	(44,101,008)	(29,183,004)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,040,528,362	2,735,800,897	483,490,742	654,760,863
Cost of shares redeemed	(2,312,896,396)	(2,210,723,203)	(290,848,824)	(98,764,639)

Net increase (decrease) in net assets from capital share transactions	(272,368,034)	525,077,694	192,641,918	555,996,224

INCREASE (DECREASE) IN NET ASSETS	(415,256,241)	574,479,890	175,875,872	567,821,469

NET ASSETS
Beginning of year	11,334,226,352	10,759,746,462	1,299,987,971	732,166,502

End of year	$10,918,970,111	$11,334,226,352	$1,475,863,843	$1,299,987,971

Undistributed net investment income included in net assets at end of year	$18,111,026	$15,343,820	$3,811,822	$2,613,196

SHARES ISSUED AND REDEEMED
Shares sold	19,400,000	26,000,000	4,350,000	5,900,000
Shares redeemed	(22,050,000)	(21,000,000)	(2,600,000)	(900,000)

Net increase (decrease) in shares outstanding	(2,650,000)	5,000,000	1,750,000	5,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	121

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year Credit Bond ETF
	Year ended Feb. 28, 2018	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014
Net asset value, beginning of year	$105.19	$104.72	$105.35	$105.55	$105.47

Income from investment operations:
Net investment income[a]	1.77	1.57	1.29	0.99	1.17
Net realized and unrealized gain (loss)[b]	(1.32)	0.44	(0.65)	(0.20)	0.11

Total from investment operations	0.45	2.01	0.64	0.79	1.28

Less distributions from:
Net investment income	(1.75)	(1.54)	(1.27)	(0.99)	(1.20)

Total distributions	(1.75)	(1.54)	(1.27)	(0.99)	(1.20)

Net asset value, end of year	$103.89	$105.19	$104.72	$105.35	$105.55

Total return	0.42%	1.93%	0.63%	0.73%	1.22%

Ratios/Supplemental data:
Net assets, end of year (000s)	$10,918,970	$11,334,226	$10,759,746	$10,945,658	$13,225,319
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.69%	1.49%	1.22%	0.94%	1.11%
Portfolio turnover rate[c]	46%	35%	35%	17%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

122	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares U.S. Credit Bond ETF
	Year ended Feb. 28, 2018	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014
Net asset value, beginning of year	$110.17	$107.67	$112.71	$109.62	$112.72

Income from investment operations:
Net investment income[a]	3.42	3.44	3.49	3.65	3.69
Net realized and unrealized gain (loss)[b]	(1.29)	2.50	(5.07)	3.13	(3.03)

Total from investment operations	2.13	5.94	(1.58)	6.78	0.66

Less distributions from:
Net investment income	(3.38)	(3.44)	(3.46)	(3.69)	(3.76)

Total distributions	(3.38)	(3.44)	(3.46)	(3.69)	(3.76)

Net asset value, end of year	$108.92	$110.17	$107.67	$112.71	$109.62

Total return	1.92%	5.54%	(1.37)%	6.26%	0.66%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,475,864	$1,299,988	$732,167	$1,070,751	$800,194
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.16%	0.20%
Ratio of net investment income to average net assets	3.08%	3.10%	3.20%	3.29%	3.37%
Portfolio turnover rate[c]	11%	12%	12%	10%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	123

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
1-3 Year Credit Bond	Diversified
U.S. Credit Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

124	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	125

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an

126	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
1-3 Year Credit Bond
Barclays Capital Inc.	$92,863,175	$92,863,175	$—
BMO Capital Markets	5,741,860	5,741,860	—
BNP Paribas New York Branch	12,345,820	12,345,820	—
BNP Paribas Prime Brokerage Inc.	7,501,451	7,501,451	—
BNP Paribas Prime Brokerage International Ltd.	1,106,549	1,106,549	—
Citigroup Global Markets Inc.	90,566,042	90,566,042	—
Credit Suisse Securities (USA) LLC	8,251,147	8,251,147	—
Deutsche Bank Securities Inc.	20,588,523	20,588,523	—
Goldman Sachs & Co.	34,348,788	34,348,788	—
HSBC Securities (USA) Inc.	68,355,888	68,355,888	—
Jefferies LLC	987,320	987,320	—
JPMorgan Securities LLC	21,902,221	21,902,221	—
Merrill Lynch, Pierce, Fenner & Smith	24,382,319	24,382,319	—
Mizuho Securities USA Inc.	171,315	171,315	—
Morgan Stanley & Co. LLC	42,060,434	42,060,434	—
MUFG Securities Americas Inc.	4,087,353	4,087,353	—
Nomura Securities International Inc.	1,763,982	1,763,982	—
RBC Capital Markets LLC	169,537,688	169,537,688	—
RBS Securities Inc.	1,543,521	1,543,521	—
Scotia Capital (USA) Inc.	302,654	302,654	—
SG Americas Securities LLC	1,352,572	1,352,572	—
UBS Securities LLC	8,374,138	8,374,138	—
Wells Fargo Securities LLC	118,183,769	118,183,769	—

	$736,318,529	$736,318,529	$—

NOTES TO FINANCIAL STATEMENTS	127

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
U.S. Credit Bond
Barclays Capital Inc.	$17,083,587	$17,083,587	$—
BMO Capital Markets	3,643,296	3,643,296	—
BNP Paribas New York Branch	4,271,794	4,271,794	—
BNP Paribas Prime Brokerage Inc.	863,637	863,637	—
BNP Paribas Prime Brokerage International Ltd.	1,579,208	1,579,208	—
Citigroup Global Markets Inc.	29,556,880	29,556,880	—
Credit Suisse Securities (USA) LLC	10,104,045	10,104,045	—
Deutsche Bank Securities Inc.	6,448,216	6,448,216	—
Goldman Sachs & Co.	13,609,495	13,609,495	—
HSBC Securities (USA) Inc.	10,477,000	10,477,000	—
Jefferies LLC	3,252,384	3,252,384	—
JPMorgan Securities LLC	23,343,416	23,343,416	—
Merrill Lynch, Pierce, Fenner & Smith	6,975,553	6,975,553	—
Mizuho Securities USA Inc.	206,922	206,922	—
Morgan Stanley & Co. LLC	9,427,426	9,427,426	—
MUFG Securities Americas Inc.	6,619,638	6,619,638	—
Nomura Securities International Inc.	1,182,214	1,182,214	—
RBC Capital Markets LLC	17,870,428	17,870,428	—
RBS Securities Inc.	309,867	309,867	—
Scotia Capital (USA) Inc.	443,098	443,098	—
SG Americas Securities LLC	44,140	44,140	—
UBS Securities LLC	1,934,336	1,934,336	—
Wells Fargo Securities LLC	27,529,320	27,529,320	—

	$196,775,900	$196,775,900	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

128	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares 1-3 Year Credit Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $181 billion
0.1805	[a]	Over $181 billion, up to and including $231 billion
0.1715	[a]	Over $231 billion, up to and including $281 billion
0.1630	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares U.S. Credit Bond ETF, BFA is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
1-3 Year Credit Bond	$711,055
U.S. Credit Bond	197,582

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

NOTES TO FINANCIAL STATEMENTS	129

Notes to Financial Statements (Continued)

iSHARES® TRUST

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases
1-3 Year Credit Bond	$1,526,217,011
U.S. Credit Bond	614,216

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
1-3 Year Credit Bond	$6,174,889,762	$5,256,359,626
U.S. Credit Bond	197,299,584	163,265,921

In-kind transactions (see Note 4) for the year ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
1-3 Year Credit Bond	$1,160,220,453	$2,260,793,737
U.S. Credit Bond	447,748,835	283,707,281

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for

130	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

NOTES TO FINANCIAL STATEMENTS	131

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of February 28, 2018, attributable to the realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Realized Gain/Accumulated Net Realized Loss
1-3 Year Credit Bond	$(1,821,369)	$1,821,369
U.S. Credit Bond	5,654,502	(5,654,502)

The tax character of distributions paid during the years ended February 28, 2018 and February 28, 2017 was as follows:

iShares ETF	2018	2017
1-3 Year Credit Bond
Ordinary income	$193,629,918	$163,079,442

U.S. Credit Bond
Ordinary income	$44,101,008	$29,183,004

132	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gain (Losses) [a]	Total
1-3 Year Credit Bond	$18,111,026	$(8,897,757)	$(150,001,625)	$(140,788,356)
U.S. Credit Bond	3,811,822	(2,543,117)	(24,061,326)	(22,792,621)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of February 28, 2018, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
1-3 Year Credit Bond	$8,897,757
U.S. Credit Bond	2,543,117

For the year ended February 28, 2018, the iShares U.S. Credit Bond utilized $1,287,646 of its capital loss carryforwards.

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1-3 Year Credit Bond	$11,705,485,075	$654,064	$(150,655,689)	$(150,001,625)
U.S. Credit Bond	1,691,663,785	9,903,371	(33,964,697)	(24,061,326)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

NOTES TO FINANCIAL STATEMENTS	133

Notes to Financial Statements (Continued)

iSHARES® TRUST

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

134	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares 1-3 Year Credit Bond ETF and iShares U.S. Credit Bond ETF

Opinions	on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares 1-3 Year Credit Bond ETF and iShares U.S. Credit Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2018, the related statements of operations for the year ended February 28, 2018, the statements of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2018 and each of the financial highlights for each of the five years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis	for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

April 19, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	135

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended February 28, 2018, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest- Related Dividends
1-3 Year Credit Bond	$133,260,844
U.S. Credit Bond	30,833,797

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2018:

iShares ETF	Federal Obligation Interest
1-3 Year Credit Bond	$426,041
U.S. Credit Bond	41,738

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

136	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
1-3 Year Credit Bond	$1.746385	$—	$—	$1.746385	100%	—%	—%	100%
U.S. Credit Bond	3.377042	—	0.002688	3.379730	100	—	0[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV,

SUPPLEMENTAL INFORMATION	137

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares 1-3 Year Credit Bond ETF

Period Covered: January 1, 2013 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	1,145	90.95
At NAV	45	3.57
Less than 0.0% and Greater than –0.5%	68	5.40

	1,259	100.00%

iShares U.S. Credit Bond ETF

Period Covered: January 1, 2013 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	23	1.83%
Greater than 0.0% and Less than 0.5%	967	76.81
At NAV	28	2.22
Less than 0.0% and Greater than –0.5%	239	18.98
Less than –0.5% and Greater than –1.0%	2	0.16

	1,259	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the AIFMD if such managers market a fund to EU investors.

BFA has registered the iShares 1-3 Year Credit Bond ETF (the “Fund”), for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

138	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Report on Remuneration

BFA is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

SUPPLEMENTAL INFORMATION	139

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2017 was USD 1.08 million. This figure is comprised of fixed remuneration of USD 431.73 thousand and variable remuneration of USD 651.43 thousand. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the Fund, in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 151.53 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 28.23 thousand.

140	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 347 funds (as of February 28, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	141

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

142	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford

University Graduate School of

Business (2001-2017); Professor of

Law (by courtesy), Stanford Law

School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	143

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

144	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	145

Notes:

146	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-202-0218

FEBRUARY 28, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares 10+ Year Credit Bond ETF | CLY | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. CREDIT BOND MARKET OVERVIEW

U.S. investment-grade, credit-sensitive bond performance was positive during the 12 months ended February 28, 2018 (“reporting period”). The Bloomberg Barclays U.S. Credit Bond Index, a measure of U.S. dollar-denominated credit-sensitive bond performance, returned 2.12% for the reporting period, compared with the 0.51% return of the broad Bloomberg Barclays U.S. Aggregate Bond Index. Credit-sensitive bonds tend to react to changes in the economy or other factors that affect the issuer’s ability to meet its debt obligations.

The primary factors affecting bond market performance during the reporting period were a strengthening U.S. economy and federal tax reform. The final nine months of 2017 were the strongest three consecutive quarters of economic growth in more than 12 years. Key economic drivers included an increase in manufacturing activity and the lowest unemployment rate since December 2000.

In December 2017, the U.S. government passed federal tax reform legislation that included a steep reduction in corporate tax rates and a modest decrease in individual tax rates. The tax reform improved investors’ expectations for capital spending and economic growth, but it also raised concerns about federal budget deficits and higher inflation.

The annual consumer inflation rate remained near the 2% level targeted by the U.S. Federal Reserve Bank (“Fed”). However, signs of increasing inflation emerged late in the reporting period, including a sharp rise in energy prices and higher prices at the producer level. Inflation is typically measured in terms of both final (consumer) and intermediate (producer) goods; the Fed targets inflation in final goods.

In this environment, the Fed raised its short-term interest rate target three times during the reporting period to its highest level since October 2008. The Fed also began to reduce the amount of U.S. Treasury bonds and mortgage-backed securities on its balance sheet in October 2017. The interest rate increases and balance sheet reduction were part of the Fed’s plan to gradually reverse substantial economic stimulus measures, implemented in response to the 2008 credit crisis, and re-establish more normal monetary policy conditions.

A stronger economy, expectations of rising growth and inflation due to the tax cuts, and the Fed’s interest rate increases led to higher Treasury bond yields and lower bond prices, particularly in the latter half of the reporting period. However, credit-sensitive investment-grade bonds outperformed Treasury bonds as the difference in yield between credit-sensitive bonds and Treasury securities narrowed during the reporting period.

The performance of credit-sensitive bonds was a consequence of strong investor demand for yield. In particular, credit-sensitive bonds with lower credit ratings, which tend to have the highest yields, were the best performers for the reporting period, bolstered by the strong fundamentals of the domestic economy and a relatively low amount of defaults. Reflecting the Fed’s actions and investor demand, yields on short-term securities rose, while those on longer-term bonds were little changed. Consequently, the shortest-term credit-sensitive bonds posted modest gains, while intermediate- and longer-term securities generated stronger returns.

While overall issuance of corporate bonds hit a record high in 2017, net new corporate bond supply (which accounts for maturities and coupon payments of existing bonds) was lower than in either of the prior two years. In addition, federal tax reform made it less attractive for corporations to issue bonds and less costly to repatriate cash held overseas.

Among credit-sensitive bonds, U.S. corporate securities generated the best returns for the reporting period. U.S. dollar-denominated foreign bonds also advanced, helped by strong investor demand and healthy economic growth in emerging and developed markets.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® 10+ YEAR CREDIT BOND ETF

Performance as of February 28, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.65%	4.07%	4.75%	4.65%	4.07%	4.75%
5 Years	4.10%	3.96%	4.44%	22.23%	21.46%	24.24%
Since Inception	6.80%	6.73%	7.24%	71.83%	70.88%	77.79%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

Index performance through June 29, 2014 reflects the performance of The ICE BofAML 10+ Year US Corporate & Yankees IndexSM. Index performance beginning on June 30, 2014 reflects the performance of the Bloomberg Barclays U.S. Long Credit Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$983.80	$0.98	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

The iShares 10+ Year Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of long-term, investment-grade U.S. corporate bonds and U.S. dollar-denominated bonds, including those of non-U.S. corporations and governments, with remaining maturities greater than ten years, as represented by the Bloomberg Barclays U.S. Long Credit Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2018, the total return for the Fund was 4.65%, net of fees, while the total return for the Index was 4.75%.

ALLOCATION BY INVESTMENT TYPE

As of 2/28/18

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	88.18%
Municipal Debt Obligations	6.45
Foreign Government Obligations	5.37

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/28/18

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	4.18%
Aa	10.66
A	37.19
Baa	43.61
Ba	3.73
Not Rated	0.63

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
CORPORATE BONDS & NOTES — 86.06%

ADVERTISING — 0.04%
WPP Finance 2010
5.13%, 09/07/42		$55	$57,018
5.63%, 11/15/43		229	254,474

			311,492
AEROSPACE & DEFENSE — 1.73%
Boeing Co. (The)
3.38%, 06/15/46	(Call 12/15/45)	125	113,930
3.55%, 03/01/38	(Call 09/01/37)	130	125,424
3.65%, 03/01/47	(Call 09/01/46)	300	285,759
5.88%, 02/15/40		250	316,808
6.63%, 02/15/38		16	21,662
6.88%, 03/15/39[a]		182	258,731
General Dynamics Corp.
3.60%, 11/15/42	(Call 05/15/42)[a]	300	285,399
Harris Corp.
4.85%, 04/27/35	(Call 10/27/34)	275	294,082
5.05%, 04/27/45	(Call 10/27/44)	100	109,161
6.15%, 12/15/40		50	62,477
Lockheed Martin Corp.
3.60%, 03/01/35	(Call 09/01/34)	550	522,159
3.80%, 03/01/45	(Call 09/01/44)	350	329,357
4.07%, 12/15/42[a]		325	320,668
4.09%, 09/15/52	(Call 03/15/52)	350	341,401
4.50%, 05/15/36	(Call 11/15/35)	250	265,530
4.70%, 05/15/46	(Call 11/15/45)	600	650,826
Series B
6.15%, 09/01/36		250	313,815
Northrop Grumman Corp.
3.85%, 04/15/45	(Call 10/15/44)	345	324,303
4.03%, 10/15/47	(Call 04/15/47)	675	649,188
4.75%, 06/01/43		250	269,555
5.05%, 11/15/40		250	277,978
Northrop Grumman Systems Corp.
7.75%, 02/15/31		450	609,174
Raytheon Co.
4.20%, 12/15/44	(Call 06/15/44)	100	105,278
4.70%, 12/15/41		300	335,631
4.88%, 10/15/40[a]		137	157,251
Rockwell Collins Inc.
4.35%, 04/15/47	(Call 10/15/46)	250	248,345
4.80%, 12/15/43	(Call 06/15/43)	261	282,439

Security		Principal (000s)	Value
United Technologies Corp.
3.75%, 11/01/46	(Call 05/01/46)	$700	$642,747
4.05%, 05/04/47	(Call 11/04/46)[a]	250	240,808
4.15%, 05/15/45	(Call 11/16/44)	650	633,886
4.50%, 06/01/42		1,250	1,286,137
5.40%, 05/01/35		121	137,573
5.70%, 04/15/40		280	333,228
6.05%, 06/01/36		100	121,892
6.13%, 07/15/38		200	249,058
6.70%, 08/01/28		500	620,350
7.50%, 09/15/29		164	216,173

			12,358,183
AGRICULTURE — 1.43%
Altria Group Inc.
3.88%, 09/16/46	(Call 03/16/46)[a]	350	324,527
4.25%, 08/09/42		650	642,233
4.50%, 05/02/43		350	356,720
5.38%, 01/31/44		650	745,050
Archer-Daniels-Midland Co.
4.02%, 04/16/43		799	772,697
4.54%, 03/26/42		378	392,802
BAT Capital Corp.
4.39%, 08/15/37	(Call 02/15/37)[b]	1,150	1,137,361
4.54%, 08/15/47	(Call 02/15/47)[b]	1,000	971,840
Philip Morris International Inc.
3.88%, 08/21/42[a]		76	71,404
4.13%, 03/04/43		425	413,483
4.25%, 11/10/44		850	848,631
4.38%, 11/15/41		436	440,517
4.50%, 03/20/42		100	102,681
4.88%, 11/15/43		200	216,254
6.38%, 05/16/38		725	938,817
Reynolds American Inc.
5.70%, 08/15/35	(Call 02/15/35)	225	256,181
5.85%, 08/15/45	(Call 02/15/45)	750	872,542
6.15%, 09/15/43		300	359,682
7.25%, 06/15/37		253	336,376

			10,199,798
AIRLINES — 0.16%
American Airlines Pass Through Trust
Series 2016-2, Class AA
3.20%, 12/15/29		80	76,611
Series 2016-3, Class AA
3.00%, 04/15/30		632	600,474

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
United Airlines Pass Through Trust
Series 2016-2, Class AA
2.88%, 04/07/30		$500	$473,330

			1,150,415
APPAREL — 0.12%
NIKE Inc.
3.38%, 11/01/46	(Call 05/01/46)	200	180,450
3.63%, 05/01/43	(Call 11/01/42)	300	284,325
3.88%, 11/01/45	(Call 05/01/45)	175	172,364
VF Corp.
6.45%, 11/01/37		150	189,336

			826,475
AUTO MANUFACTURERS — 0.95%
Daimler Finance North America LLC
8.50%, 01/18/31		700	1,021,188
Ford Motor Co.
4.75%, 01/15/43		1,000	923,140
5.29%, 12/08/46	(Call 06/08/46)[a]	650	638,839
6.63%, 10/01/28		16	18,484
7.40%, 11/01/46		114	144,977
7.45%, 07/16/31		650	794,397
General Motors Co.
5.00%, 04/01/35		400	401,048
5.15%, 04/01/38	(Call 10/01/37)	250	250,433
5.20%, 04/01/45		600	590,244
5.40%, 04/01/48	(Call 10/01/47)[a]	250	253,573
6.25%, 10/02/43		350	390,674
6.60%, 04/01/36	(Call 10/01/35)	750	870,472
6.75%, 04/01/46	(Call 10/01/45)	400	470,704

			6,768,173
AUTO PARTS & EQUIPMENT — 0.05%
Aptiv PLC
4.40%, 10/01/46	(Call 04/01/46)[a]	150	145,518
BorgWarner Inc.
4.38%, 03/15/45	(Call 09/15/44)	185	181,219

			326,737
BANKS — 8.23%
Bank of America Corp.
4.88%, 04/01/44		800	885,376
5.00%, 01/21/44		700	788,984
5.88%, 02/07/42		750	936,322
6.11%, 01/29/37		900	1,085,769
7.75%, 05/14/38		600	856,932

Security		Principal (000s)	Value
(3 mo. LIBOR US + 1.190%)
3.95%, 01/23/49	(Call 01/23/48)[c]	$600	$573,936
(3 mo. LIBOR US + 1.814%)
4.24%, 04/24/38	(Call 04/24/37)[c]	500	508,870
(3 mo. LIBOR US + 1.990%)
4.44%, 01/20/48	(Call 01/20/47)[c]	800	830,000
Series L
4.75%, 04/21/45		8	8,463
Bank of America N.A.
6.00%, 10/15/36		350	432,513
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28	(Call 07/30/28)	85	79,169
3.30%, 08/23/29	(Call 05/23/29)	250	237,620
Barclays PLC
4.84%, 05/09/28	(Call 05/07/27)	600	590,856
4.95%, 01/10/47		750	771,202
5.25%, 08/17/45		600	645,216
Citigroup Inc.
4.13%, 07/25/28		575	570,871
4.65%, 07/30/45[a]		475	508,036
4.75%, 05/18/46		700	716,821
5.30%, 05/06/44		550	609,669
5.88%, 01/30/42[a]		600	748,602
6.00%, 10/31/33		200	235,392
6.13%, 08/25/36		282	334,931
6.63%, 06/15/32		450	553,550
6.68%, 09/13/43		375	491,708
8.13%, 07/15/39		800	1,218,816
(3 mo. LIBOR US + 1.839%)
4.28%, 04/24/48	(Call 04/24/47)[a,c]	325	327,727
Cooperatieve Rabobank UA
5.25%, 05/24/41		575	680,708
5.25%, 08/04/45		541	600,413
5.75%, 12/01/43		350	415,205
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45[a]		786	833,970
Fifth Third Bancorp.
8.25%, 03/01/38		400	583,164
First Republic Bank/CA
4.38%, 08/01/46	(Call 02/01/46)	250	246,225
Goldman Sachs Capital I
6.35%, 02/15/34[a]		475	572,209

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Goldman Sachs Group Inc. (The)
4.75%, 10/21/45	(Call 04/21/45)	$750	$798,157
4.80%, 07/08/44	(Call 01/08/44)	850	911,897
5.15%, 05/22/45		890	963,087
6.13%, 02/15/33[a]		750	903,112
6.25%, 02/01/41[a]		1,150	1,458,591
6.75%, 10/01/37		2,100	2,652,678
(3 mo. LIBOR US + 1.158%)
3.81%, 04/23/29	(Call 04/23/28)[c]	1,000	976,120
(3 mo. LIBOR US + 1.373%)
4.02%, 10/31/38	(Call 10/31/37)[a,c]	1,025	989,381
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35		350	417,099
HSBC Holdings PLC
5.25%, 03/14/44		800	879,648
6.10%, 01/14/42		225	289,798
6.50%, 05/02/36		900	1,111,518
6.50%, 09/15/37		800	994,624
6.80%, 06/01/38		700	900,928
7.63%, 05/17/32		300	389,091
JPMorgan Chase & Co.
4.85%, 02/01/44		550	608,712
4.95%, 06/01/45[a]		775	836,667
5.40%, 01/06/42[a]		875	1,036,219
5.50%, 10/15/40		837	996,733
5.60%, 07/15/41		846	1,023,795
5.63%, 08/16/43		475	557,731
6.40%, 05/15/38		750	980,692
(3 mo. LIBOR US + 1.360%)
3.88%, 07/24/38	(Call 07/24/37)[c]	750	724,785
(3 mo. LIBOR US + 1.380%)
3.96%, 11/15/48	(Call 11/15/47)[c]	750	713,497
(3 mo. LIBOR US + 1.460%)
4.03%, 07/24/48	(Call 07/24/47)[c]	709	685,532
(3 mo. LIBOR US + 1.580%)
4.26%, 02/22/48	(Call 02/22/47)[c]	750	749,265
KfW
0.00%, 04/18/36[d]		700	387,926
0.00%, 06/29/37[d]		750	397,433
2.88%, 04/03/28		1,375	1,355,805
Lloyds Banking Group PLC
4.34%, 01/09/48[a]		600	569,826
5.30%, 12/01/45[a]		400	438,936

Security		Principal (000s)	Value
Morgan Stanley
4.30%, 01/27/45[a]		$1,000	$1,000,000
4.38%, 01/22/47		950	962,673
6.38%, 07/24/42		1,050	1,366,323
7.25%, 04/01/32[a]		700	927,864
Regions Financial Corp.
7.38%, 12/10/37		325	427,317
Wachovia Corp.
5.50%, 08/01/35		400	453,124
Wells Fargo & Co.
3.90%, 05/01/45[a]		900	866,565
4.40%, 06/14/46		550	540,881
4.65%, 11/04/44		1,100	1,125,278
4.75%, 12/07/46		1,000	1,035,390
4.90%, 11/17/45		1,000	1,059,720
5.38%, 02/07/35		300	348,147
5.38%, 11/02/43		975	1,093,843
5.61%, 01/15/44		1,020	1,180,079
Wells Fargo Capital X
5.95%, 12/01/86		200	219,400

			58,785,132
BEVERAGES — 2.54%
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43		200	189,656
4.63%, 02/01/44		345	354,971
4.70%, 02/01/36	(Call 08/01/35)	2,250	2,364,795
4.90%, 02/01/46	(Call 08/01/45)[a]	4,000	4,266,800
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42		650	591,688
4.44%, 10/06/48	(Call 04/06/48)	833	835,499
4.95%, 01/15/42		750	808,927
8.00%, 11/15/39		136	201,855
8.20%, 01/15/39		600	900,576
Brown-Forman Corp.
4.50%, 07/15/45	(Call 01/15/45)	118	125,783
Coca-Cola FEMSA SAB de CV
5.25%, 11/26/43		271	310,013
Constellation Brands Inc.
4.10%, 02/15/48	(Call 08/15/47)	125	115,863
4.50%, 05/09/47	(Call 11/09/46)	200	199,222
Diageo Capital PLC
3.88%, 04/29/43	(Call 10/29/42)	136	135,217
5.88%, 09/30/36		350	442,043

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Diageo Investment Corp.
4.25%, 05/11/42		$450	$471,591
7.45%, 04/15/35		11	15,835
Dr Pepper Snapple Group Inc.
4.50%, 11/15/45	(Call 05/15/45)[b]	250	245,363
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43		364	365,565
Molson Coors Brewing Co.
4.20%, 07/15/46	(Call 01/15/46)	600	562,014
5.00%, 05/01/42		650	688,382
Pepsi-Cola Metropolitan Bottling Co. Inc.
Series B
7.00%, 03/01/29		501	655,614
PepsiCo Inc.
3.45%, 10/06/46	(Call 04/06/46)[a]	605	549,624
3.60%, 08/13/42[a]		400	376,268
4.00%, 03/05/42		207	208,695
4.00%, 05/02/47	(Call 11/02/46)[a]	250	251,210
4.25%, 10/22/44	(Call 04/22/44)	350	364,991
4.45%, 04/14/46	(Call 10/14/45)	675	724,417
4.60%, 07/17/45	(Call 01/17/45)	250	272,988
4.88%, 11/01/40		200	227,440
5.50%, 01/15/40		246	302,196

			18,125,101
BIOTECHNOLOGY — 1.62%
Amgen Inc.
4.40%, 05/01/45	(Call 11/01/44)	1,200	1,190,868
4.56%, 06/15/48	(Call 12/15/47)	1,100	1,106,347
4.66%, 06/15/51	(Call 12/15/50)	1,325	1,344,530
4.95%, 10/01/41		150	162,261
5.15%, 11/15/41	(Call 05/15/41)	175	194,642
Baxalta Inc.
5.25%, 06/23/45	(Call 12/23/44)	350	378,697
Biogen Inc.
5.20%, 09/15/45	(Call 03/15/45)	700	761,453
Celgene Corp.
4.35%, 11/15/47	(Call 05/15/47)	250	235,143
4.55%, 02/20/48	(Call 08/20/47)	250	242,785
4.63%, 05/15/44	(Call 11/15/43)[a]	500	495,390
5.00%, 08/15/45	(Call 02/15/45)[a]	600	620,388
5.25%, 08/15/43		450	485,352

Security		Principal (000s)	Value
Gilead Sciences Inc.
4.00%, 09/01/36	(Call 03/01/36)	$50	$49,414
4.15%, 03/01/47	(Call 09/01/46)	800	774,688
4.50%, 02/01/45	(Call 08/01/44)	1,025	1,042,691
4.60%, 09/01/35	(Call 03/01/35)	550	584,930
4.75%, 03/01/46	(Call 09/01/45)	750	792,232
4.80%, 04/01/44	(Call 10/01/43)	550	582,874
5.65%, 12/01/41	(Call 06/01/41)	450	530,631

			11,575,316
BUILDING MATERIALS — 0.34%
Johnson Controls International PLC
4.50%, 02/15/47	(Call 08/15/46)[a]	250	258,685
4.63%, 07/02/44	(Call 01/02/44)[e]	250	263,275
4.95%, 07/02/64	(Call 01/02/64)[e]	107	111,760
5.13%, 09/14/45	(Call 03/14/45)[a]	250	281,520
6.00%, 01/15/36		100	121,242
Martin Marietta Materials Inc.
4.25%, 12/15/47	(Call 06/15/47)	300	278,646
Masco Corp.
4.50%, 05/15/47	(Call 11/15/46)	150	144,729
Owens Corning
4.30%, 07/15/47	(Call 01/15/47)	300	276,015
7.00%, 12/01/36		173	217,653
Vulcan Materials Co.
4.50%, 06/15/47	(Call 12/15/46)[a]	200	192,854
4.70%, 03/01/48	(Call 09/01/47)[b]	250	248,483

			2,394,862
CHEMICALS — 1.49%
Agrium Inc.
4.13%, 03/15/35	(Call 09/15/34)	87	84,638
4.90%, 06/01/43	(Call 12/01/42)	250	261,880
5.25%, 01/15/45	(Call 07/15/44)	254	276,123
6.13%, 01/15/41	(Call 07/15/40)	225	269,278
7.13%, 05/23/36[a]		100	129,256
Albemarle Corp.
5.45%, 12/01/44	(Call 06/01/44)	150	168,038
Dow Chemical Co. (The)
4.25%, 10/01/34	(Call 04/01/34)	425	427,809
4.38%, 11/15/42	(Call 05/15/42)	400	399,672
4.63%, 10/01/44	(Call 04/01/44)	351	361,751
5.25%, 11/15/41	(Call 05/15/41)	400	441,976
7.38%, 11/01/29		333	435,594
9.40%, 05/15/39		300	485,382

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Eastman Chemical Co.
4.65%, 10/15/44	(Call 04/15/44)	$375	$387,757
4.80%, 09/01/42	(Call 03/01/42)	208	221,387
EI du Pont de Nemours & Co.
4.15%, 02/15/43[a]		398	392,277
4.90%, 01/15/41		345	372,793
5.60%, 12/15/36		11	12,879
International Flavors & Fragrances Inc.
4.38%, 06/01/47	(Call 12/01/46)	200	199,062
Lubrizol Corp. (The)
6.50%, 10/01/34		120	154,546
LYB International Finance BV
4.88%, 03/15/44	(Call 09/15/43)	401	421,487
5.25%, 07/15/43		300	330,099
LyondellBasell Industries NV
4.63%, 02/26/55	(Call 08/26/54)[a]	380	372,712
Methanex Corp.
5.65%, 12/01/44	(Call 06/01/44)	150	152,358
Monsanto Co.
3.95%, 04/15/45	(Call 10/15/44)	150	139,854
4.20%, 07/15/34	(Call 01/15/34)	250	248,875
4.40%, 07/15/44	(Call 01/15/44)[a]	475	468,754
4.65%, 11/15/43	(Call 05/15/43)	24	24,678
4.70%, 07/15/64	(Call 01/15/64)	300	296,448
Mosaic Co. (The)
5.45%, 11/15/33	(Call 05/15/33)[a]	208	221,012
5.63%, 11/15/43	(Call 05/15/43)	200	209,098
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40		350	400,074
5.88%, 12/01/36		101	117,621
Praxair Inc.
3.55%, 11/07/42	(Call 05/07/42)	300	287,328
Rohm & Haas Co.
7.85%, 07/15/29		100	134,095
RPM International Inc.
4.25%, 01/15/48	(Call 07/15/47)	150	139,127
Sherwin-Williams Co. (The)
4.00%, 12/15/42	(Call 06/15/42)	200	187,296
4.50%, 06/01/47	(Call 12/01/46)	650	649,987
Westlake Chemical Corp.
4.38%, 11/15/47	(Call 05/15/47)	105	100,767
5.00%, 08/15/46	(Call 02/15/46)	225	236,578

			10,620,346

Security		Principal (000s)	Value
COMMERCIAL SERVICES — 0.64%
California Institute of Technology
4.32%, 08/01/45		$12	$12,878
4.70%, 11/01/11		100	105,469
Cleveland Clinic Foundation (The)
4.86%, 01/01/14		200	207,934
Ecolab Inc.
3.95%, 12/01/47	(Call 06/01/47)[b]	525	502,325
5.50%, 12/08/41		41	48,427
George Washington University (The)
4.87%, 09/15/45		16	17,927
Johns Hopkins University
Series 2013
4.08%, 07/01/53		11	10,965
Massachusetts Institute of Technology
3.96%, 07/01/38		9	9,324
4.68%, 07/01/14		400	427,076
5.60%, 07/01/11		375	467,861
Moody’s Corp.
5.25%, 07/15/44[a]		250	285,492
President and Fellows of Harvard College
3.15%, 07/15/46	(Call 01/15/46)	375	338,816
3.30%, 07/15/56	(Call 01/15/56)	250	225,000
Princeton University
5.70%, 03/01/39		350	445,781
S&P Global Inc.
6.55%, 11/15/37		161	205,433
University of Notre Dame du Lac
Series 2015
3.44%, 02/15/45		9	8,398
University of Southern California
3.03%, 10/01/39		275	246,293
5.25%, 10/01/11		250	290,290
Verisk Analytics Inc.
5.50%, 06/15/45	(Call 12/15/44)	111	120,856
Western Union Co. (The)
6.20%, 11/17/36		175	183,785
William Marsh Rice University
3.57%, 05/15/45		451	434,047

			4,594,377

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
COMPUTERS — 1.71%
Apple Inc.
3.45%, 02/09/45		$750	$684,263
3.75%, 09/12/47	(Call 03/12/47)	500	476,590
3.75%, 11/13/47	(Call 05/13/47)[a]	500	476,335
3.85%, 05/04/43		750	731,895
3.85%, 08/04/46	(Call 02/04/46)	845	818,737
4.25%, 02/09/47	(Call 08/09/46)	500	515,350
4.38%, 05/13/45		750	786,067
4.45%, 05/06/44		725	770,559
4.50%, 02/23/36	(Call 08/23/35)	500	545,440
4.65%, 02/23/46	(Call 08/23/45)	1,300	1,418,469
Dell International LLC/EMC Corp.
8.10%, 07/15/36	(Call 01/15/36)[b]	600	736,008
8.35%, 07/15/46	(Call 01/15/46)[b]	850	1,075,241
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	(Call 04/15/35)	250	268,058
6.35%, 10/15/45	(Call 04/15/45)	650	684,794
HP Inc.
6.00%, 09/15/41		450	475,772
International Business Machines Corp.
4.00%, 06/20/42		425	427,597
4.70%, 02/19/46[a]		400	450,868
5.60%, 11/30/39		300	371,094
5.88%, 11/29/32		341	426,809
Seagate HDD Cayman
5.75%, 12/01/34	(Call 06/01/34)[a]	100	94,881

			12,234,827
COSMETICS & PERSONAL CARE — 0.41%
Colgate-Palmolive Co.
3.70%, 08/01/47	(Call 02/01/47)[a]	275	261,211
4.00%, 08/15/45		250	249,762
Estee Lauder Companies Inc. (The)
4.15%, 03/15/47	(Call 09/15/46)[a]	125	128,483
4.38%, 06/15/45	(Call 12/15/44)	250	264,135
6.00%, 05/15/37		150	188,909
Procter & Gamble Co. (The)
3.50%, 10/25/47[a]		300	281,616
5.55%, 03/05/37		700	878,248
Unilever Capital Corp.
5.90%, 11/15/32		525	659,337

			2,911,701

Security		Principal (000s)	Value
DISTRIBUTION & WHOLESALE — 0.11%
WW Grainger Inc.
3.75%, 05/15/46	(Call 11/15/45)	$250	$231,978
4.20%, 05/15/47	(Call 11/15/46)	150	151,386
4.60%, 06/15/45	(Call 12/15/44)	400	425,132

			808,496
DIVERSIFIED FINANCIAL SERVICES — 1.50%
American Express Co.
4.05%, 12/03/42		500	495,875
AXA Financial Inc.
7.00%, 04/01/28		14	17,135
Brookfield Finance Inc.
4.70%, 09/20/47	(Call 03/20/47)	350	340,273
CME Group Inc.
5.30%, 09/15/43	(Call 03/15/43)[a]	100	121,716
Credit Suisse USA Inc.
7.13%, 07/15/32		368	490,150
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35		4,500	4,416,345
Invesco Finance PLC
5.38%, 11/30/43		41	47,627
Jefferies Group LLC
6.25%, 01/15/36		300	330,888
6.50%, 01/20/43		150	168,221
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30		250	237,545
Legg Mason Inc.
5.63%, 01/15/44		250	267,438
Mastercard Inc.
3.80%, 11/21/46	(Call 05/21/46)[a]	150	147,102
3.95%, 02/26/48	(Call 08/26/47)	145	146,195
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32	(Call 05/01/32)	150	152,261
Series C
8.00%, 03/01/32		271	381,210
Raymond James Financial Inc.
4.95%, 07/15/46		250	270,060
Visa Inc.
3.65%, 09/15/47	(Call 03/15/47)[a]	300	286,782
4.15%, 12/14/35	(Call 06/14/35)	1,000	1,053,640
4.30%, 12/14/45	(Call 06/14/45)	1,250	1,324,850

			10,695,313

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
ELECTRIC — 9.05%
AEP Transmission Co. LLC
3.75%, 12/01/47	(Call 06/01/47)[b]	$300	$288,471
4.00%, 12/01/46	(Call 06/01/46)[a]	150	150,570
Alabama Power Co.
3.75%, 03/01/45	(Call 09/01/44)	400	387,060
3.85%, 12/01/42		50	49,076
4.15%, 08/15/44	(Call 02/15/44)	302	308,889
4.30%, 01/02/46	(Call 07/02/45)[a]	300	314,652
6.00%, 03/01/39		270	338,153
6.13%, 05/15/38		200	251,112
Ameren Illinois Co.
3.70%, 12/01/47	(Call 06/01/47)	475	457,648
4.15%, 03/15/46	(Call 09/15/45)	350	361,704
Appalachian Power Co.
4.40%, 05/15/44	(Call 11/15/43)[a]	11	11,492
4.45%, 06/01/45	(Call 12/01/44)	300	315,927
7.00%, 04/01/38[a]		100	136,744
Arizona Public Service Co.
3.75%, 05/15/46	(Call 11/15/45)	275	264,206
4.50%, 04/01/42	(Call 10/01/41)	251	268,515
5.05%, 09/01/41	(Call 03/01/41)	100	113,712
Berkshire Hathaway Energy Co.
4.50%, 02/01/45	(Call 08/01/44)[a]	400	419,652
5.15%, 11/15/43	(Call 05/15/43)	370	427,968
5.95%, 05/15/37		350	436,380
6.13%, 04/01/36		1,600	2,037,376
Black Hills Corp.
4.20%, 09/15/46	(Call 03/15/46)	150	147,311
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	(Call 02/01/42)	325	306,923
3.95%, 03/01/48	(Call 09/01/47)	140	140,444
4.50%, 04/01/44	(Call 10/01/43)	200	218,534
Cleco Corporate Holdings LLC
4.97%, 05/01/46	(Call 11/01/45)	150	151,571
CMS Energy Corp.
4.88%, 03/01/44	(Call 09/01/43)	150	164,217
Commonwealth Edison Co.
3.70%, 03/01/45	(Call 09/01/44)	200	191,052
3.80%, 10/01/42	(Call 04/01/42)	311	302,687
4.35%, 11/15/45	(Call 05/15/45)	100	105,470
4.60%, 08/15/43	(Call 02/15/43)	233	254,236
4.70%, 01/15/44	(Call 07/15/43)	261	290,498
5.90%, 03/15/36		500	621,675

Security		Principal (000s)	Value
Consolidated Edison Co. of New York Inc.
4.30%, 12/01/56	(Call 06/01/56)[a]	$130	$132,890
5.50%, 12/01/39		200	241,514
6.30%, 08/15/37		8	10,370
3.85%, 06/15/46	(Call 12/15/45)[a]	500	487,985
3.95%, 03/01/43	(Call 09/01/42)	450	447,039
4.45%, 03/15/44	(Call 09/15/43)	476	506,892
4.50%, 12/01/45	(Call 06/01/45)	207	223,144
5.70%, 06/15/40		335	414,459
Series 05-A
5.30%, 03/01/35		100	115,366
Series 06-A
5.85%, 03/15/36		325	397,270
Series 06-B
6.20%, 06/15/36		311	394,650
Series 08-B
6.75%, 04/01/38		200	275,048
Series 12-A
4.20%, 03/15/42		8	8,208
Series 2017
3.88%, 06/15/47	(Call 12/15/46)	150	146,972
Consumers Energy Co.
3.25%, 08/15/46	(Call 02/15/46)	200	178,384
3.95%, 05/15/43	(Call 11/15/42)[a]	75	75,526
3.95%, 07/15/47	(Call 01/15/47)	250	252,552
Delmarva Power & Light Co.
4.15%, 05/15/45	(Call 11/15/44)	250	254,575
Dominion Energy Inc.
4.70%, 12/01/44	(Call 06/01/44)[a]	75	79,015
6.30%, 03/15/33[a]		275	335,382
7.00%, 06/15/38		230	303,634
Series B
5.95%, 06/15/35		375	449,370
Series C
4.05%, 09/15/42	(Call 03/15/42)	155	149,282
4.90%, 08/01/41	(Call 02/01/41)	62	66,802
Series F
5.25%, 08/01/33		475	530,010
DTE Electric Co.
3.70%, 03/15/45	(Call 09/15/44)	216	208,548
3.70%, 06/01/46	(Call 12/01/45)	385	369,939
4.30%, 07/01/44	(Call 01/01/44)	103	108,503
Series A
4.00%, 04/01/43	(Call 10/01/42)[a]	208	208,936

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
DTE Energy Co.
6.38%, 04/15/33		$135	$166,794
Duke Energy Carolinas LLC
3.70%, 12/01/47	(Call 06/01/47)	250	239,503
3.75%, 06/01/45	(Call 12/01/44)	315	303,562
3.88%, 03/15/46	(Call 09/15/45)	250	246,710
3.95%, 03/15/48	(Call 09/15/47)	250	248,480
4.00%, 09/30/42	(Call 03/30/42)	250	251,382
4.25%, 12/15/41	(Call 06/15/41)	300	313,860
5.30%, 02/15/40[a]		510	607,104
6.00%, 01/15/38		57	72,243
6.05%, 04/15/38		550	704,885
6.10%, 06/01/37		500	628,125
6.45%, 10/15/32		86	108,759
Series A
6.00%, 12/01/28		16	19,015
Duke Energy Corp.
3.75%, 09/01/46	(Call 03/01/46)[a]	400	364,032
4.80%, 12/15/45	(Call 06/15/45)	126	136,392
Duke Energy Florida LLC
3.40%, 10/01/46	(Call 04/01/46)	230	207,672
3.85%, 11/15/42	(Call 05/15/42)	280	274,190
5.65%, 04/01/40		100	124,319
6.35%, 09/15/37		100	131,976
6.40%, 06/15/38		200	266,632
Duke Energy Florida Project Finance LLC
Series 2026
2.54%, 09/01/31		200	187,050
Duke Energy Indiana LLC
3.75%, 05/15/46	(Call 11/15/45)	450	428,395
6.12%, 10/15/35		250	314,510
6.35%, 08/15/38		46	60,599
6.45%, 04/01/39		300	400,551
Duke Energy Progress LLC
3.70%, 10/15/46	(Call 04/15/46)	300	286,689
4.10%, 05/15/42	(Call 11/15/41)	300	305,439
4.10%, 03/15/43	(Call 09/15/42)	186	189,463
4.15%, 12/01/44	(Call 06/01/44)[a]	300	307,320
4.20%, 08/15/45	(Call 02/15/45)[a]	250	257,297
4.38%, 03/30/44	(Call 09/30/43)[a]	300	319,302
6.30%, 04/01/38		250	329,305

Security		Principal (000s)	Value
El Paso Electric Co.
5.00%, 12/01/44	(Call 06/01/44)	$200	$204,218
6.00%, 05/15/35		150	172,694
Emera U.S. Finance LP
4.75%, 06/15/46	(Call 12/15/45)	450	451,629
Entergy Louisiana LLC
3.05%, 06/01/31	(Call 03/01/31)[a]	150	138,579
3.25%, 04/01/28	(Call 01/01/28)	150	145,056
4.95%, 01/15/45	(Call 01/15/25)	100	101,153
Entergy Mississippi Inc.
2.85%, 06/01/28	(Call 03/01/28)[a]	250	232,840
Exelon Corp.
4.45%, 04/15/46	(Call 10/15/45)	675	687,508
4.95%, 06/15/35	(Call 12/15/34)	375	410,959
5.10%, 06/15/45	(Call 12/15/44)[a]	69	76,922
5.63%, 06/15/35[a]		300	352,512
Exelon Generation Co. LLC
5.60%, 06/15/42	(Call 12/15/41)[a]	450	470,479
5.75%, 10/01/41	(Call 04/01/41)	20	21,163
6.25%, 10/01/39		500	559,105
FirstEnergy Corp.
Series C
4.85%, 07/15/47	(Call 01/15/47)	450	471,951
7.38%, 11/15/31		450	593,028
Florida Power & Light Co.
3.70%, 12/01/47	(Call 06/01/47)	525	505,081
3.80%, 12/15/42	(Call 06/15/42)	200	196,102
4.05%, 06/01/42	(Call 12/01/41)	200	203,604
4.05%, 10/01/44	(Call 04/01/44)	400	408,008
4.13%, 02/01/42	(Call 08/01/41)	225	232,061
4.95%, 06/01/35		200	225,958
5.25%, 02/01/41	(Call 08/01/40)	200	238,572
5.65%, 02/01/37		96	117,553
5.69%, 03/01/40		124	154,945
5.95%, 02/01/38		350	445,599
Georgia Power Co.
4.30%, 03/15/42		625	640,694
4.30%, 03/15/43		21	21,254
5.40%, 06/01/40		200	231,936
5.95%, 02/01/39		114	139,429
Series 10-C
4.75%, 09/01/40		263	282,246

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Iberdrola International BV
6.75%, 07/15/36		$250	$313,955
Indiana Michigan Power Co.
6.05%, 03/15/37		105	129,910
Series K
4.55%, 03/15/46	(Call 09/15/45)	300	322,128
Interstate Power & Light Co.
3.70%, 09/15/46	(Call 03/15/46)	325	304,483
6.25%, 07/15/39		5	6,355
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42		229	245,234
Kansas City Power & Light Co.
4.20%, 03/15/48	(Call 09/15/47)	225	227,016
5.30%, 10/01/41	(Call 04/01/41)	250	288,230
Kentucky Utilities Co.
5.13%, 11/01/40	(Call 05/01/40)	314	366,391
MidAmerican Energy Co.
3.65%, 08/01/48	(Call 02/01/48)	650	615,140
4.25%, 05/01/46	(Call 11/01/45)	111	116,251
4.40%, 10/15/44	(Call 04/15/44)[a]	225	240,617
4.80%, 09/15/43	(Call 03/15/43)[a]	200	226,210
5.75%, 11/01/35		11	13,371
6.75%, 12/30/31		11	14,340
Mississippi Power Co.
Series 12-A
4.25%, 03/15/42		350	323,092
Nevada Power Co.
6.65%, 04/01/36		100	132,326
Northern States Power Co./MN
3.40%, 08/15/42	(Call 02/15/42)	350	324,198
3.60%, 05/15/46	(Call 11/15/45)	50	47,160
4.00%, 08/15/45	(Call 02/15/45)	90	90,527
4.13%, 05/15/44	(Call 11/15/43)	7	7,185
5.35%, 11/01/39		5	5,941
6.25%, 06/01/36		106	136,559
NorthWestern Corp.
4.18%, 11/15/44	(Call 05/15/44)	161	163,059
NSTAR Electric Co.
4.40%, 03/01/44	(Call 09/01/43)	100	107,093
5.50%, 03/15/40		241	290,424
Oglethorpe Power Corp.
5.25%, 09/01/50[a]		25	26,763
5.38%, 11/01/40		175	196,378
5.95%, 11/01/39		5	5,998

Security		Principal (000s)	Value
Ohio Edison Co.
6.88%, 07/15/36		$200	$261,986
Oklahoma Gas & Electric Co.
4.15%, 04/01/47	(Call 10/01/46)	200	206,180
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47	(Call 03/30/47)[a,b]	350	338,394
4.55%, 12/01/41	(Call 06/01/41)	150	162,684
5.25%, 09/30/40		305	360,129
5.30%, 06/01/42	(Call 12/01/41)	225	267,633
7.25%, 01/15/33		200	274,538
Pacific Gas & Electric Co.
3.95%, 12/01/47	(Call 06/01/47)[a,b]	300	270,081
4.00%, 12/01/46	(Call 06/01/46)[a]	350	322,588
4.25%, 03/15/46	(Call 09/15/45)	11	10,477
4.30%, 03/15/45	(Call 09/15/44)	107	102,741
4.45%, 04/15/42	(Call 10/15/41)	200	198,446
4.60%, 06/15/43	(Call 12/15/42)	13	13,109
4.75%, 02/15/44	(Call 08/15/43)	225	228,722
5.13%, 11/15/43	(Call 05/15/43)	300	321,507
5.40%, 01/15/40		275	305,844
5.80%, 03/01/37[a]		466	539,395
6.05%, 03/01/34[a]		1,250	1,463,450
6.25%, 03/01/39		400	487,152
6.35%, 02/15/38		71	86,898
PacifiCorp
4.10%, 02/01/42	(Call 08/01/41)	245	250,218
6.00%, 01/15/39		300	386,457
6.10%, 08/01/36		105	133,490
6.25%, 10/15/37		50	65,066
6.35%, 07/15/38		150	197,709
PECO Energy Co.
3.90%, 03/01/48	(Call 09/01/47)	250	248,618
4.15%, 10/01/44	(Call 04/01/44)	200	205,154
5.95%, 10/01/36		111	139,101
Potomac Electric Power Co.
4.15%, 03/15/43	(Call 09/15/42)	66	67,797
6.50%, 11/15/37		175	231,215
PPL Capital Funding Inc.
4.00%, 09/15/47	(Call 03/15/47)[a]	250	237,513
4.70%, 06/01/43	(Call 12/01/42)	400	422,164
5.00%, 03/15/44	(Call 09/15/43)	300	328,437
PPL Electric Utilities Corp.
3.95%, 06/01/47	(Call 12/01/46)	200	199,472
6.25%, 05/15/39		61	80,357

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Progress Energy Inc.
7.75%, 03/01/31		$34	$46,244
PSEG Power LLC
8.63%, 04/15/31		300	391,356
Public Service Co. of Colorado
3.60%, 09/15/42	(Call 03/15/42)	200	188,874
3.80%, 06/15/47	(Call 12/15/46)	400	389,620
4.30%, 03/15/44	(Call 09/15/43)	300	315,381
6.25%, 09/01/37[a]		60	77,939
6.50%, 08/01/38		100	133,924
Public Service Electric & Gas Co.
3.60%, 12/01/47	(Call 06/01/47)	220	207,920
3.65%, 09/01/42	(Call 03/01/42)	75	72,067
3.80%, 03/01/46	(Call 09/01/45)	225	220,601
3.95%, 05/01/42	(Call 11/01/41)	200	202,088
5.50%, 03/01/40[a]		107	130,438
5.80%, 05/01/37		100	123,162
Puget Sound Energy Inc.
4.30%, 05/20/45	(Call 11/20/44)	111	116,381
5.64%, 04/15/41	(Call 10/15/40)	235	288,415
5.76%, 10/01/39		200	246,084
5.80%, 03/15/40		56	69,976
6.27%, 03/15/37		5	6,446
San Diego Gas & Electric Co.
4.50%, 08/15/40[a]		100	109,377
6.00%, 06/01/39		163	208,668
Series RRR
3.75%, 06/01/47	(Call 12/01/46)	200	194,712
South Carolina Electric & Gas Co.
4.10%, 06/15/46	(Call 12/15/45)[a]	250	238,713
4.35%, 02/01/42	(Call 08/01/41)	100	99,153
4.50%, 06/01/64	(Call 12/01/63)	250	236,578
4.60%, 06/15/43	(Call 12/15/42)	116	118,972
5.10%, 06/01/65	(Call 12/01/64)	150	156,797
5.30%, 05/15/33[a]		5	5,487
6.05%, 01/15/38		248	295,943
Southern California Edison Co.
4.00%, 04/01/47	(Call 10/01/46)	350	350,973
4.05%, 03/15/42	(Call 09/15/41)	50	50,441
4.50%, 09/01/40	(Call 03/01/40)[a]	48	51,191
4.65%, 10/01/43	(Call 04/01/43)	350	382,056
5.50%, 03/15/40[a]		217	264,937
5.63%, 02/01/36		75	89,651

Security		Principal (000s)	Value
5.75%, 04/01/35		$105	$127,266
6.00%, 01/15/34		266	327,590
6.05%, 03/15/39		150	192,027
6.65%, 04/01/29		250	303,330
Series 05-E
5.35%, 07/15/35		300	350,370
Series 06-E
5.55%, 01/15/37		130	155,505
Series 08-A
5.95%, 02/01/38		200	251,868
Series 13-A
3.90%, 03/15/43	(Call 09/15/42)	205	202,296
Series C
3.60%, 02/01/45	(Call 08/01/44)	200	187,074
Southern Co. (The)
4.25%, 07/01/36	(Call 01/01/36)	250	250,852
4.40%, 07/01/46	(Call 01/01/46)	550	551,336
Southern Power Co.
5.15%, 09/15/41		250	269,925
Southwestern Electric Power Co.
3.90%, 04/01/45	(Call 10/01/44)	300	288,162
6.20%, 03/15/40		100	126,230
Series L
3.85%, 02/01/48	(Call 08/01/47)	100	95,570
Southwestern Public Service Co.
3.40%, 08/15/46	(Call 02/15/46)	500	450,495
3.70%, 08/15/47	(Call 02/15/47)	250	238,463
4.50%, 08/15/41	(Call 02/15/41)	100	107,106
Tampa Electric Co.
4.10%, 06/15/42	(Call 12/15/41)	75	72,716
4.35%, 05/15/44	(Call 11/15/43)	150	151,232
Toledo Edison Co. (The)
6.15%, 05/15/37		200	247,848
TransAlta Corp.
6.50%, 03/15/40		100	98,853
Union Electric Co.
3.90%, 09/15/42	(Call 03/15/42)	250	248,428
8.45%, 03/15/39		111	172,666
Virginia Electric & Power Co.
4.00%, 01/15/43	(Call 07/15/42)	116	115,046
4.20%, 05/15/45	(Call 11/15/44)	7	7,175
4.45%, 02/15/44	(Call 08/15/43)	300	319,572
8.88%, 11/15/38		300	492,960

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Series A
6.00%, 05/15/37		$395	$494,895
Series B
6.00%, 01/15/36		250	310,325
Series D
4.65%, 08/15/43	(Call 02/15/43)[a]	71	77,514
Westar Energy Inc.
4.10%, 04/01/43	(Call 10/01/42)	105	106,659
4.13%, 03/01/42	(Call 09/01/41)	300	304,179
4.25%, 12/01/45	(Call 06/01/45)	200	207,996
Wisconsin Power & Light Co.
6.38%, 08/15/37		140	181,476
Wisconsin Public Service Corp.
4.75%, 11/01/44	(Call 05/01/44)	205	230,240
Xcel Energy Inc.
6.50%, 07/01/36		50	64,991

			64,702,440
ELECTRONICS — 0.35%
Corning Inc.
4.38%, 11/15/57	(Call 05/15/57)	350	328,825
4.75%, 03/15/42		200	212,322
5.75%, 08/15/40		200	234,186
Fortive Corp.
4.30%, 06/15/46	(Call 12/15/45)	225	227,018
Honeywell International Inc.
3.81%, 11/21/47	(Call 05/21/47)[a]	661	645,691
Koninklijke Philips NV
5.00%, 03/15/42[a]		519	574,357
Tyco Electronics Group SA
7.13%, 10/01/37		200	275,740

			2,498,139
ENGINEERING & CONSTRUCTION — 0.05%
ABB Finance USA Inc.
4.38%, 05/08/42		357	367,653

			367,653
ENVIRONMENTAL CONTROL — 0.10%
Waste Management Inc.
3.90%, 03/01/35	(Call 09/01/34)	250	249,993
4.10%, 03/01/45	(Call 09/01/44)	433	430,670
7.00%, 07/15/28		18	22,630

			703,293

Security		Principal (000s)	Value
FOOD — 1.47%
Ahold Finance USA LLC
6.88%, 05/01/29		$11	$13,199
Campbell Soup Co.
3.80%, 08/02/42		6	5,345
Conagra Brands Inc.
7.00%, 10/01/28		150	180,459
8.25%, 09/15/30		200	267,938
General Mills Inc.
4.15%, 02/15/43	(Call 08/15/42)	5	4,827
5.40%, 06/15/40		401	458,207
Hershey Co. (The)
3.38%, 08/15/46	(Call 02/15/46)	100	89,120
JM Smucker Co. (The)
4.25%, 03/15/35		500	503,535
4.38%, 03/15/45		100	99,459
Kellogg Co.
4.50%, 04/01/46		175	173,703
Series B
7.45%, 04/01/31		275	353,064
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40		500	564,410
Kraft Heinz Foods Co.
4.38%, 06/01/46	(Call 12/01/45)	1,310	1,197,026
5.00%, 07/15/35	(Call 01/15/35)	350	364,161
5.00%, 06/04/42		900	895,320
5.20%, 07/15/45	(Call 01/15/45)	700	713,237
6.50%, 02/09/40		400	474,988
6.88%, 01/26/39		300	369,435
Kroger Co. (The)
3.88%, 10/15/46	(Call 04/15/46)	250	216,008
4.45%, 02/01/47	(Call 08/01/46)[a]	225	211,253
5.00%, 04/15/42	(Call 10/15/41)	100	101,096
5.15%, 08/01/43	(Call 02/01/43)	250	258,035
5.40%, 07/15/40	(Call 01/15/40)	200	211,956
6.90%, 04/15/38		350	435,232
7.50%, 04/01/31		250	315,685
McCormick & Co. Inc./MD
4.20%, 08/15/47	(Call 02/15/47)	200	197,976
Mondelez International Inc.
6.50%, 02/09/40		222	278,108
Sysco Corp.
4.50%, 04/01/46	(Call 10/01/45)	226	231,203
4.85%, 10/01/45	(Call 04/01/45)	100	107,502
5.38%, 09/21/35		258	292,827

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Tyson Foods Inc.
4.88%, 08/15/34	(Call 02/15/34)	$376	$403,918
5.15%, 08/15/44	(Call 02/15/44)	445	492,570

			10,480,802
FOREST PRODUCTS & PAPER — 0.44%
Celulosa Arauco y Constitucion SA
5.50%, 11/02/47	(Call 05/02/47)[b]	200	204,104
Georgia-Pacific LLC
7.75%, 11/15/29		500	681,585
8.88%, 05/15/31		14	20,936
International Paper Co.
4.35%, 08/15/48	(Call 02/15/48)	276	269,221
4.40%, 08/15/47	(Call 02/15/47)	750	737,190
4.80%, 06/15/44	(Call 12/15/43)	200	208,800
5.00%, 09/15/35	(Call 03/15/35)	50	54,314
5.15%, 05/15/46	(Call 11/15/45)	150	164,187
6.00%, 11/15/41	(Call 05/15/41)[a]	325	387,185
7.30%, 11/15/39		330	443,032

			3,170,554
GAS — 0.83%
Atmos Energy Corp.
4.13%, 10/15/44	(Call 04/15/44)	500	508,780
4.15%, 01/15/43	(Call 07/15/42)	100	101,641
5.50%, 06/15/41	(Call 12/15/40)	5	5,988
CenterPoint Energy Resources Corp.
4.10%, 09/01/47	(Call 03/01/47)[a]	165	162,053
5.85%, 01/15/41	(Call 07/15/40)	100	121,703
Dominion Energy Gas Holdings LLC
4.60%, 12/15/44	(Call 06/15/44)[a]	225	233,123
4.80%, 11/01/43	(Call 05/01/43)	115	121,223
KeySpan Corp.
5.80%, 04/01/35		180	212,503
NiSource Inc.
4.80%, 02/15/44	(Call 08/15/43)	615	664,225
5.25%, 02/15/43	(Call 08/15/42)[a]	225	254,938
5.65%, 02/01/45	(Call 08/01/44)	276	330,148
5.95%, 06/15/41	(Call 12/15/40)	200	242,698
ONE Gas Inc.
4.66%, 02/01/44	(Call 08/01/43)[a]	225	245,327
Piedmont Natural Gas Co. Inc.
4.65%, 08/01/43	(Call 02/01/43)	153	163,191

Security		Principal (000s)	Value
Sempra Energy
3.80%, 02/01/38	(Call 08/01/37)	$635	$602,291
4.00%, 02/01/48	(Call 08/01/47)	450	421,290
6.00%, 10/15/39		250	309,010
Southern California Gas Co.
3.75%, 09/15/42	(Call 03/15/42)	5	4,885
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	(Call 04/01/46)	450	418,360
4.40%, 06/01/43	(Call 12/01/42)	6	6,044
4.40%, 05/30/47	(Call 11/30/46)	90	90,531
5.88%, 03/15/41	(Call 09/15/40)	450	533,124
Southwest Gas Corp.
3.80%, 09/29/46	(Call 03/29/46)	200	190,050

			5,943,126
HAND & MACHINE TOOLS — 0.06%
Snap-On Inc.
4.10%, 03/01/48	(Call 09/01/47)	195	195,478
Stanley Black & Decker Inc.
5.20%, 09/01/40		200	223,840

			419,318
HEALTH CARE – PRODUCTS — 1.52%
Abbott Laboratories
4.75%, 11/30/36	(Call 05/30/36)	950	1,015,531
4.75%, 04/15/43	(Call 10/15/42)	350	371,518
4.90%, 11/30/46	(Call 05/30/46)	850	918,025
5.30%, 05/27/40		550	617,325
6.00%, 04/01/39		450	545,755
Baxter International Inc.
3.50%, 08/15/46	(Call 02/15/46)	200	173,708
Becton Dickinson and Co.
4.67%, 06/06/47	(Call 12/06/46)[a]	600	598,152
4.69%, 12/15/44	(Call 06/15/44)[a]	500	501,525
5.00%, 11/12/40		100	104,391
Boston Scientific Corp.
7.00%, 11/15/35		100	129,196
7.38%, 01/15/40		200	267,448
Danaher Corp.
4.38%, 09/15/45	(Call 03/15/45)	100	106,151
Medtronic Inc.
4.38%, 03/15/35		1,000	1,055,220
4.50%, 03/15/42	(Call 09/15/41)	86	90,205
4.63%, 03/15/44	(Call 09/15/43)	350	380,992
4.63%, 03/15/45		1,800	1,954,656

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
5.55%, 03/15/40		$250	$299,453
6.50%, 03/15/39		100	132,034
Stryker Corp.
4.10%, 04/01/43	(Call 10/01/42)	250	243,943
4.38%, 05/15/44	(Call 11/15/43)	100	100,911
4.63%, 03/15/46	(Call 09/15/45)	450	477,526
Thermo Fisher Scientific Inc.
4.10%, 08/15/47	(Call 02/15/47)[a]	400	384,464
5.30%, 02/01/44	(Call 08/01/43)[a]	150	170,930
Zimmer Biomet Holdings Inc.
4.45%, 08/15/45	(Call 02/15/45)	50	47,208
5.75%, 11/30/39		150	168,473

			10,854,740
HEALTH CARE – SERVICES — 2.01%
Aetna Inc.
3.88%, 08/15/47	(Call 02/15/47)	385	340,941
4.13%, 11/15/42	(Call 05/15/42)	200	187,560
4.50%, 05/15/42	(Call 11/15/41)	250	244,998
4.75%, 03/15/44	(Call 09/15/43)	225	231,190
6.63%, 06/15/36		200	251,878
6.75%, 12/15/37[a]		185	239,446
Anthem Inc.
4.38%, 12/01/47	(Call 06/01/47)[a]	750	732,937
4.55%, 03/01/48		250	249,455
4.63%, 05/15/42		400	404,656
4.65%, 01/15/43		300	306,582
4.65%, 08/15/44	(Call 02/15/44)	200	204,314
5.10%, 01/15/44		375	404,340
Ascension Health
3.95%, 11/15/46		508	505,379
4.85%, 11/15/53		11	12,149
Baylor Scott & White Holdings
3.97%, 11/15/46	(Call 05/15/46)	250	245,080
4.19%, 11/15/45	(Call 05/15/45)	16	16,415
Catholic Health Initiatives
4.35%, 11/01/42		400	365,856
Cigna Corp.
3.88%, 10/15/47	(Call 04/15/47)[a]	425	377,757
Dignity Health
4.50%, 11/01/42		100	93,592
5.27%, 11/01/64		100	99,944

Security		Principal (000s)	Value
Humana Inc.
4.63%, 12/01/42	(Call 06/01/42)	$200	$203,918
4.80%, 03/15/47	(Call 09/15/46)	175	182,880
4.95%, 10/01/44	(Call 04/01/44)	275	291,181
Johns Hopkins Health System Corp. (The)
3.84%, 05/15/46		60	58,252
Kaiser Foundation Hospitals
4.15%, 05/01/47	(Call 11/01/46)	650	665,749
4.88%, 04/01/42[a]		300	340,794
Laboratory Corp. of America Holdings
4.70%, 02/01/45	(Call 08/01/44)	398	398,410
Mayo Clinic
Series 2013
4.00%, 11/15/47		11	10,621
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52		25	24,873
Series 2015
4.20%, 07/01/55		550	559,443
New York and Presbyterian Hospital (The)
4.02%, 08/01/45		21	20,733
4.06%, 08/01/56		350	341,575
Northwell Healthcare Inc.
3.98%, 11/01/46	(Call 11/01/45)	400	372,136
Providence St Joseph Health Obligated Group
Series I
3.74%, 10/01/47		250	229,690
Quest Diagnostics Inc.
4.70%, 03/30/45	(Call 09/30/44)	22	22,345
Texas Health Resources
4.33%, 11/15/55		9	9,048
UnitedHealth Group Inc.
3.75%, 10/15/47	(Call 04/15/47)	350	328,604
3.95%, 10/15/42	(Call 04/15/42)	7	6,823
4.20%, 01/15/47	(Call 07/15/46)[a]	250	253,213
4.25%, 03/15/43	(Call 09/15/42)	350	358,568
4.25%, 04/15/47	(Call 10/15/46)[a]	276	284,145
4.38%, 03/15/42	(Call 09/15/41)	550	572,550
4.63%, 07/15/35		200	217,884
4.63%, 11/15/41	(Call 05/15/41)	100	107,181

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
4.75%, 07/15/45		$825	$910,313
5.70%, 10/15/40	(Call 04/15/40)	100	123,005
5.80%, 03/15/36		525	648,133
5.95%, 02/15/41	(Call 08/15/40)	300	379,584
6.50%, 06/15/37[a]		100	132,512
6.63%, 11/15/37		111	147,787
6.88%, 02/15/38		500	684,550

			14,400,969
HOME FURNISHINGS — 0.01%
Whirlpool Corp.
4.50%, 06/01/46	(Call 12/01/45)	100	99,036

			99,036
HOUSEHOLD PRODUCTS & WARES — 0.11%
Kimberly-Clark Corp.
3.20%, 07/30/46	(Call 01/30/46)	150	130,702
3.90%, 05/04/47	(Call 11/04/46)[a]	250	246,967
5.30%, 03/01/41		6	7,107
6.63%, 08/01/37		275	371,715

			756,491
HOUSEWARES — 0.15%
Newell Brands Inc.
5.38%, 04/01/36	(Call 10/01/35)	350	372,131
5.50%, 04/01/46	(Call 10/01/45)	650	688,382

			1,060,513
INSURANCE — 3.35%
ACE Capital Trust II
9.70%, 04/01/30		100	146,464
Aflac Inc.
4.00%, 10/15/46	(Call 04/15/46)[a]	250	241,280
Alleghany Corp.
4.90%, 09/15/44	(Call 03/15/44)	150	155,972
Allstate Corp. (The)
4.20%, 12/15/46	(Call 06/15/46)	45	45,641
4.50%, 06/15/43		500	531,490
5.35%, 06/01/33		68	76,952
5.55%, 05/09/35		326	382,196
5.95%, 04/01/36		50	61,347
American Financial Group Inc./OH
4.50%, 06/15/47	(Call 12/15/46)	200	197,988
American International Group Inc.
3.88%, 01/15/35	(Call 07/15/34)	575	542,938
4.38%, 01/15/55	(Call 07/15/54)	350	326,956

Security		Principal (000s)	Value
4.50%, 07/16/44	(Call 01/16/44)	$725	$719,961
4.70%, 07/10/35	(Call 01/10/35)	500	519,210
4.80%, 07/10/45	(Call 01/10/45)	250	259,810
6.25%, 05/01/36		400	486,024
Aon PLC
4.60%, 06/14/44	(Call 03/14/44)	400	412,208
4.75%, 05/15/45	(Call 11/15/44)	246	259,085
Arch Capital Group U.S. Inc.
5.14%, 11/01/43		500	557,790
Assurant Inc.
6.75%, 02/15/34		200	238,632
AXA SA
8.60%, 12/15/30		650	903,773
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43[a]		118	123,951
4.40%, 05/15/42		325	344,883
5.75%, 01/15/40		200	250,228
Berkshire Hathaway Inc.
4.50%, 02/11/43[a]		525	568,034
Brighthouse Financial Inc.
4.70%, 06/22/47	(Call 12/22/46)[a,b]	500	466,105
Chubb Corp. (The)
6.00%, 05/11/37		485	612,245
Chubb INA Holdings Inc.
4.15%, 03/13/43		350	359,439
4.35%, 11/03/45	(Call 05/03/45)	600	636,402
Cincinnati Financial Corp.
6.92%, 05/15/28		11	13,630
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44		200	199,774
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43[a]		14	14,066
5.95%, 10/15/36[a]		200	240,398
6.10%, 10/01/41		200	249,376
Lincoln National Corp.
6.15%, 04/07/36		175	210,093
6.30%, 10/09/37		16	19,597
7.00%, 06/15/40		300	405,201
Loews Corp.
4.13%, 05/15/43	(Call 11/15/42)	200	197,386
6.00%, 02/01/35		150	182,039

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Manulife Financial Corp.
5.38%, 03/04/46[a]		$300	$351,297
Markel Corp.
4.30%, 11/01/47	(Call 05/01/47)	100	95,753
5.00%, 04/05/46		150	159,495
Marsh & McLennan Companies Inc.
4.20%, 03/01/48		185	184,604
4.35%, 01/30/47	(Call 07/30/46)[a]	172	176,303
5.88%, 08/01/33		150	181,665
MetLife Inc.
4.05%, 03/01/45		450	436,972
4.13%, 08/13/42		400	396,104
4.60%, 05/13/46	(Call 11/13/45)[a]	350	368,721
4.72%, 12/15/44		450	484,164
4.88%, 11/13/43		400	436,812
5.70%, 06/15/35		450	545,166
6.40%, 12/15/66	(Call 12/15/31)	545	614,422
6.50%, 12/15/32		450	569,250
10.75%, 08/01/69	(Call 08/01/34)	16	25,902
Principal Financial Group Inc.
4.35%, 05/15/43		450	453,519
4.63%, 09/15/42		5	5,152
6.05%, 10/15/36		166	203,264
Progressive Corp. (The)
3.70%, 01/26/45		100	95,096
4.13%, 04/15/47	(Call 10/15/46)	476	480,051
4.35%, 04/25/44		136	142,125
6.25%, 12/01/32		100	124,973
Prudential Financial Inc.
3.91%, 12/07/47	(Call 06/07/47)[b]	700	662,186
3.94%, 12/07/49	(Call 06/07/49)[b]	455	431,850
4.60%, 05/15/44		300	317,967
5.70%, 12/14/36		300	362,745
6.63%, 06/21/40		5	6,679
Sompo International Holdings Ltd.
7.00%, 07/15/34		175	213,743
Transatlantic Holdings Inc.
8.00%, 11/30/39		150	197,874
Travelers Companies Inc. (The)
3.75%, 05/15/46	(Call 11/15/45)	350	336,472
4.00%, 05/30/47	(Call 11/30/46)[a]	275	275,116
4.05%, 03/07/48		210	208,664
4.30%, 08/25/45	(Call 02/25/45)	175	182,798

Security		Principal (000s)	Value
4.60%, 08/01/43		$66	$71,944
5.35%, 11/01/40		200	240,512
6.25%, 06/15/37		500	649,525
6.75%, 06/20/36		50	67,423
Travelers Property Casualty Corp.
6.38%, 03/15/33		110	137,999
Unum Group
5.75%, 08/15/42		250	294,273
Voya Financial Inc.
4.80%, 06/15/46		100	103,430
5.70%, 07/15/43		200	232,318
WR Berkley Corp.
4.75%, 08/01/44		50	51,219
XLIT Ltd.
5.50%, 03/31/45		226	240,638

			23,974,749
INTERNET — 0.87%
Alibaba Group Holding Ltd.
4.00%, 12/06/37	(Call 06/06/37)[a]	300	286,653
4.20%, 12/06/47	(Call 06/06/47)[a]	800	762,856
4.50%, 11/28/34	(Call 05/28/34)	600	623,220
Amazon.com Inc.
4.05%, 08/22/47	(Call 02/22/47)[b]	1,150	1,142,916
4.25%, 08/22/57	(Call 02/22/57)[b]	1,225	1,224,706
4.80%, 12/05/34	(Call 06/05/34)	860	950,575
4.95%, 12/05/44	(Call 06/05/44)	810	917,916
eBay Inc.
4.00%, 07/15/42	(Call 01/15/42)[a]	325	289,104

			6,197,946
IRON & STEEL — 0.49%
Nucor Corp.
5.20%, 08/01/43	(Call 02/01/43)[a]	199	228,538
6.40%, 12/01/37		286	364,784
Vale Overseas Ltd.
6.88%, 11/21/36[a]		1,000	1,203,280
6.88%, 11/10/39		525	636,337
8.25%, 01/17/34		255	331,321
Vale SA
5.63%, 09/11/42		705	759,736

			3,523,996
LEISURE TIME — 0.02%
Harley-Davidson Inc.
4.63%, 07/28/45	(Call 01/28/45)[a]	150	154,131

			154,131

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
MACHINERY — 0.46%
Caterpillar Inc.
3.80%, 08/15/42[a]		$810	$804,840
4.30%, 05/15/44	(Call 11/15/43)	200	216,366
4.75%, 05/15/64	(Call 11/15/63)[a]	225	250,731
5.20%, 05/27/41		425	508,177
5.30%, 09/15/35		11	12,979
6.05%, 08/15/36		111	141,807
Cummins Inc.
4.88%, 10/01/43	(Call 04/01/43)	150	167,764
Deere & Co.
3.90%, 06/09/42	(Call 12/09/41)[a]	600	612,366
5.38%, 10/16/29		200	233,766
7.13%, 03/03/31		111	148,352
Xylem Inc./NY
4.38%, 11/01/46	(Call 05/01/46)	200	201,796

			3,298,944
MANUFACTURING — 1.47%
3M Co.
3.13%, 09/19/46	(Call 03/19/46)	200	175,470
3.63%, 10/15/47	(Call 04/15/47)	355	340,157
3.88%, 06/15/44		150	150,039
5.70%, 03/15/37		150	188,505
Crane Co.
4.20%, 03/15/48	(Call 09/15/47)	45	44,142
Dover Corp.
5.38%, 03/01/41	(Call 12/01/40)	300	348,018
Eaton Corp.
4.00%, 11/02/32		800	793,288
4.15%, 11/02/42		100	98,595
General Electric Co.
4.13%, 10/09/42		650	607,230
4.50%, 03/11/44[a]		1,000	990,050
5.88%, 01/14/38[a]		1,200	1,405,368
6.15%, 08/07/37[a]		600	715,956
6.88%, 01/10/39		700	908,712
Series A
6.75%, 03/15/32		1,100	1,366,002
Illinois Tool Works Inc.
3.90%, 09/01/42	(Call 03/01/42)	450	453,789
4.88%, 09/15/41	(Call 03/15/41)	350	399,245

Security		Principal (000s)	Value
Ingersoll-Rand Global Holding Co. Ltd.
4.30%, 02/21/48	(Call 08/21/47)	$250	$250,325
5.75%, 06/15/43		236	284,404
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/44	(Call 05/01/44)	150	157,625
Parker-Hannifin Corp.
4.10%, 03/01/47	(Call 09/01/46)	400	405,712
4.20%, 11/21/34	(Call 05/21/34)	100	103,886
4.45%, 11/21/44	(Call 05/21/44)	200	213,940
Series A
6.25%, 05/15/38		100	128,834

			10,529,292
MEDIA — 4.88%
21st Century Fox America Inc.
4.75%, 09/15/44	(Call 03/15/44)	350	376,274
4.95%, 10/15/45	(Call 04/15/45)	200	222,360
5.40%, 10/01/43		300	351,135
6.15%, 03/01/37		400	498,688
6.15%, 02/15/41		750	946,192
6.20%, 12/15/34		500	619,520
6.40%, 12/15/35		302	381,964
6.55%, 03/15/33		300	378,189
6.65%, 11/15/37		300	392,952
6.90%, 08/15/39		11	14,808
7.75%, 12/01/45		350	533,778
7.85%, 03/01/39		200	292,142
8.15%, 10/17/36		100	146,671
CBS Corp.
4.60%, 01/15/45	(Call 07/15/44)	200	194,460
4.85%, 07/01/42	(Call 01/01/42)	250	249,280
4.90%, 08/15/44	(Call 02/15/44)	175	179,305
5.50%, 05/15/33		350	377,202
5.90%, 10/15/40	(Call 04/15/40)	150	171,873
7.88%, 07/30/30		350	461,093
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 05/01/47	(Call 11/01/46)	700	691,593
6.38%, 10/23/35	(Call 04/23/35)	1,175	1,324,002
6.48%, 10/23/45	(Call 04/23/45)	1,400	1,574,272
6.83%, 10/23/55	(Call 04/23/55)[a]	250	290,413

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Comcast Corp.
3.20%, 07/15/36	(Call 01/15/36)	$850	$744,600
3.40%, 07/15/46	(Call 01/15/46)	400	342,480
3.90%, 03/01/38	(Call 09/01/37)	250	238,828
3.97%, 11/01/47	(Call 05/01/47)	936	874,851
4.00%, 11/01/49	(Call 05/01/49)	860	799,783
4.05%, 11/01/52	(Call 05/01/52)[a]	350	326,795
4.20%, 08/15/34	(Call 02/15/34)	850	853,247
4.25%, 01/15/33		900	921,186
4.40%, 08/15/35	(Call 02/15/35)	500	508,430
4.50%, 01/15/43		500	507,760
4.60%, 08/15/45	(Call 02/15/45)	885	917,046
4.65%, 07/15/42		660	685,390
4.75%, 03/01/44		600	633,606
5.65%, 06/15/35		111	130,634
6.40%, 05/15/38		47	59,566
6.50%, 11/15/35		475	610,517
7.05%, 03/15/33		161	209,748
Discovery Communications LLC
4.88%, 04/01/43		225	214,250
4.95%, 05/15/42		175	166,385
5.00%, 09/20/37	(Call 03/20/37)	460	459,149
5.20%, 09/20/47	(Call 03/20/47)[a]	650	645,931
6.35%, 06/01/40		500	563,415
Grupo Televisa SAB
5.00%, 05/13/45	(Call 11/13/44)	450	428,985
6.13%, 01/31/46	(Call 07/31/45)[a]	400	445,576
6.63%, 01/15/40		300	350,649
NBCUniversal Media LLC
4.45%, 01/15/43		500	504,310
5.95%, 04/01/41		700	851,795
Thomson Reuters Corp.
5.50%, 08/15/35		150	162,810
5.65%, 11/23/43	(Call 05/23/43)	125	144,250
5.85%, 04/15/40[a]		350	404,579
Time Warner Cable LLC
4.50%, 09/15/42	(Call 03/15/42)	650	574,444
5.50%, 09/01/41	(Call 03/01/41)	300	303,462
5.88%, 11/15/40	(Call 05/15/40)	650	690,189
6.55%, 05/01/37		350	396,676
6.75%, 06/15/39		675	775,271
7.30%, 07/01/38		650	785,343

Security		Principal (000s)	Value
Time Warner Entertainment Co. LP
8.38%, 07/15/33		$450	$597,177
Time Warner Inc.
4.65%, 06/01/44	(Call 12/01/43)	300	293,442
4.85%, 07/15/45	(Call 01/15/45)	250	251,595
4.90%, 06/15/42		400	404,380
5.35%, 12/15/43		325	348,075
5.38%, 10/15/41		250	267,630
6.10%, 07/15/40		350	405,146
6.25%, 03/29/41		200	237,918
Viacom Inc.
4.38%, 03/15/43		350	314,814
5.25%, 04/01/44	(Call 10/01/43)	200	203,186
5.85%, 09/01/43	(Call 03/01/43)	450	492,777
6.88%, 04/30/36		500	594,270
Walt Disney Co. (The)
3.00%, 07/30/46		125	106,318
3.70%, 12/01/42		325	315,503
4.13%, 06/01/44[a]		300	311,034
4.38%, 08/16/41		250	266,175
7.00%, 03/01/32		200	268,458
Series E
4.13%, 12/01/41		300	309,597

			34,887,597
METAL FABRICATE & HARDWARE — 0.02%
Precision Castparts Corp.
3.90%, 01/15/43	(Call 07/15/42)	166	163,017
4.38%, 06/15/45	(Call 12/15/44)	11	11,654

			174,671
MINING — 1.25%
Barrick Gold Corp.
5.25%, 04/01/42		300	333,492
Barrick North America Finance LLC
5.70%, 05/30/41		450	524,263
5.75%, 05/01/43		355	420,753
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39		400	469,712
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42		600	615,828
5.00%, 09/30/43		875	1,008,000
Goldcorp Inc.
5.45%, 06/09/44	(Call 12/09/43)	161	180,159

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Newmont Mining Corp.
4.88%, 03/15/42	(Call 09/15/41)[a]	$365	$386,053
5.88%, 04/01/35[a]		125	145,314
6.25%, 10/01/39		400	489,376
Rio Tinto Alcan Inc.
5.75%, 06/01/35		11	13,294
6.13%, 12/15/33		11	13,630
7.25%, 03/15/31		275	351,838
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40		600	701,328
7.13%, 07/15/28		200	256,968
Rio Tinto Finance USA PLC
4.13%, 08/21/42	(Call 02/21/42)	338	344,980
4.75%, 03/22/42	(Call 09/22/41)[a]	330	364,944
Southern Copper Corp.
5.25%, 11/08/42		600	638,394
5.88%, 04/23/45		450	516,919
6.75%, 04/16/40		500	625,850
7.50%, 07/27/35		300	391,959
Vale Canada Ltd.
7.20%, 09/15/32		100	113,705

			8,906,759
OFFICE & BUSINESS EQUIPMENT — 0.02%
Xerox Corp.
6.75%, 12/15/39[a]		150	160,761

			160,761
OIL & GAS — 6.95%
Anadarko Finance Co.
7.50%, 05/01/31		425	535,819
Anadarko Petroleum Corp.
4.50%, 07/15/44	(Call 01/15/44)	325	311,961
6.20%, 03/15/40		500	588,570
6.45%, 09/15/36		550	659,576
6.60%, 03/15/46	(Call 09/15/45)[a]	545	680,394
Apache Corp.
4.25%, 01/15/44	(Call 07/15/43)	340	313,888
4.75%, 04/15/43	(Call 10/15/42)	750	740,497
5.10%, 09/01/40	(Call 03/01/40)	450	462,852
6.00%, 01/15/37		600	680,142
BP Capital Markets PLC
3.72%, 11/28/28	(Call 08/28/28)[a]	350	351,715

Security		Principal (000s)	Value
Burlington Resources Finance Co.
7.20%, 08/15/31		$300	$388,989
7.40%, 12/01/31		300	393,615
Canadian Natural Resources Ltd.
4.95%, 06/01/47	(Call 12/01/46)	500	521,585
5.85%, 02/01/35		150	170,300
6.25%, 03/15/38		450	543,344
6.45%, 06/30/33		200	239,884
7.20%, 01/15/32		300	376,677
Cenovus Energy Inc.
5.25%, 06/15/37	(Call 12/15/36)	650	650,682
5.40%, 06/15/47	(Call 12/15/46)	725	727,661
6.75%, 11/15/39		250	286,505
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44[a]		600	645,258
Concho Resources Inc.
4.88%, 10/01/47	(Call 04/01/47)	250	259,160
Conoco Funding Co.
7.25%, 10/15/31		300	397,827
ConocoPhillips
5.90%, 10/15/32		13	15,529
6.50%, 02/01/39		750	979,980
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36		350	429,086
ConocoPhillips Co.
4.15%, 11/15/34	(Call 05/15/34)	350	353,297
4.30%, 11/15/44	(Call 05/15/44)	600	617,400
5.95%, 03/15/46	(Call 09/15/45)[a]	175	220,794
ConocoPhillips Holding Co.
6.95%, 04/15/29		850	1,084,141
Devon Energy Corp.
4.75%, 05/15/42	(Call 11/15/41)[a]	750	755,497
5.00%, 06/15/45	(Call 12/15/44)	450	470,277
5.60%, 07/15/41	(Call 01/15/41)	425	475,069
7.95%, 04/15/32		80	107,434
Devon Financing Co. LLC
7.88%, 09/30/31		50	66,331
Ecopetrol SA
5.88%, 05/28/45		550	551,881
7.38%, 09/18/43		450	536,202
Encana Corp.
6.50%, 08/15/34		500	596,215
6.50%, 02/01/38		550	663,063

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
EOG Resources Inc.
3.90%, 04/01/35	(Call 10/01/34)	$300	$296,520
Exxon Mobil Corp.
3.57%, 03/06/45	(Call 09/06/44)	250	237,333
4.11%, 03/01/46	(Call 09/01/45)[a]	1,175	1,224,984
Hess Corp.
5.60%, 02/15/41		500	514,170
5.80%, 04/01/47	(Call 10/01/46)[a]	350	369,450
6.00%, 01/15/40		200	211,608
7.13%, 03/15/33		225	271,517
7.30%, 08/15/31		500	608,085
Kerr-McGee Corp.
7.88%, 09/15/31		14	18,165
Marathon Oil Corp.
5.20%, 06/01/45	(Call 12/01/44)	200	210,024
6.60%, 10/01/37		475	572,370
6.80%, 03/15/32		26	31,014
Marathon Petroleum Corp.
4.75%, 09/15/44	(Call 03/15/44)	400	392,924
5.00%, 09/15/54	(Call 03/15/54)	200	195,222
6.50%, 03/01/41	(Call 09/01/40)[a]	400	486,076
Nexen Energy ULC
6.40%, 05/15/37		600	744,198
7.50%, 07/30/39		400	562,192
7.88%, 03/15/32		160	219,029
Noble Energy Inc.
5.05%, 11/15/44	(Call 05/15/44)	300	310,935
5.25%, 11/15/43	(Call 05/15/43)	500	532,240
6.00%, 03/01/41	(Call 09/01/40)	500	576,460
Occidental Petroleum Corp.
4.10%, 02/15/47	(Call 08/15/46)[a]	400	396,468
4.40%, 04/15/46	(Call 10/15/45)	365	379,199
4.63%, 06/15/45	(Call 12/15/44)	450	476,591
Petroleos Mexicanos
5.50%, 06/27/44		1,150	1,031,734
5.63%, 01/23/46		1,250	1,121,650
6.38%, 01/23/45		1,300	1,264,679
6.50%, 06/02/41		1,300	1,287,013
6.63%, 06/15/35		1,400	1,450,722
6.63%, 06/15/38		300	304,545
6.75%, 09/21/47		1,450	1,473,765
6.75%, 09/21/47[b]		300	305,373

Security		Principal (000s)	Value
Phillips 66
4.65%, 11/15/34	(Call 05/15/34)	$550	$576,345
4.88%, 11/15/44	(Call 05/15/44)	860	904,582
5.88%, 05/01/42		240	285,562
Shell International Finance BV
3.75%, 09/12/46		670	638,255
4.00%, 05/10/46		1,225	1,209,957
4.13%, 05/11/35		565	582,628
4.38%, 05/11/45		1,100	1,156,661
4.55%, 08/12/43		800	858,608
5.50%, 03/25/40		300	361,506
6.38%, 12/15/38		650	859,222
Statoil ASA
3.95%, 05/15/43		500	495,055
4.25%, 11/23/41		100	103,331
4.80%, 11/08/43[a]		300	337,557
5.10%, 08/17/40		230	265,903
Suncor Energy Inc.
4.00%, 11/15/47	(Call 05/15/47)	85	81,971
5.35%, 07/15/33		125	141,070
5.95%, 12/01/34		150	182,091
5.95%, 05/15/35		11	13,345
6.50%, 06/15/38		400	515,980
6.80%, 05/15/38		750	994,170
6.85%, 06/01/39		575	772,737
Tosco Corp.
8.13%, 02/15/30		61	83,884
Valero Energy Corp.
4.90%, 03/15/45		350	371,679
6.63%, 06/15/37		575	716,157
7.50%, 04/15/32		200	261,538

			49,695,146
OIL & GAS SERVICES — 0.60%
Baker Hughes a GE Co. LLC
5.13%, 09/15/40[a]		515	568,004
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
4.08%, 12/15/47	(Call 06/15/47)	355	333,395
Halliburton Co.
4.50%, 11/15/41	(Call 05/15/41)	350	351,869
4.75%, 08/01/43	(Call 02/01/43)	500	519,715
4.85%, 11/15/35	(Call 05/15/35)	775	830,164
5.00%, 11/15/45	(Call 05/15/45)	675	729,061

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
6.70%, 09/15/38[a]		$21	$27,169
7.45%, 09/15/39		375	515,377
National Oilwell Varco Inc.
3.95%, 12/01/42	(Call 06/01/42)	500	434,345

			4,309,099
PACKAGING & CONTAINERS — 0.08%
Sonoco Products Co.
5.75%, 11/01/40	(Call 05/01/40)	128	145,395
WestRock MWV LLC
7.95%, 02/15/31		11	14,858
8.20%, 01/15/30		300	406,497

			566,750
PHARMACEUTICALS — 4.56%
AbbVie Inc.
4.30%, 05/14/36	(Call 11/14/35)	850	851,479
4.40%, 11/06/42		950	942,105
4.45%, 05/14/46	(Call 11/14/45)	800	798,208
4.50%, 05/14/35	(Call 11/14/34)	800	823,416
4.70%, 05/14/45	(Call 11/14/44)	1,000	1,032,990
Allergan Funding SCS
4.55%, 03/15/35	(Call 09/15/34)	1,450	1,446,215
4.75%, 03/15/45	(Call 09/15/44)	445	442,121
4.85%, 06/15/44	(Call 12/15/43)	450	455,967
AmerisourceBergen Corp.
4.25%, 03/01/45	(Call 09/01/44)	250	233,533
4.30%, 12/15/47	(Call 06/15/47)	250	234,460
AstraZeneca PLC
4.00%, 09/18/42		425	405,323
4.38%, 11/16/45		775	784,253
6.45%, 09/15/37		700	895,986
Bristol-Myers Squibb Co.
3.25%, 08/01/42[a]		49	44,037
4.50%, 03/01/44	(Call 09/01/43)	330	357,248
Cardinal Health Inc.
4.37%, 06/15/47	(Call 12/15/46)[a]	250	235,453
4.50%, 11/15/44	(Call 05/15/44)	200	191,612
4.60%, 03/15/43		400	392,420
CVS Health Corp.
4.88%, 07/20/35	(Call 01/20/35)	600	621,696
5.13%, 07/20/45	(Call 01/20/45)	1,550	1,619,672
5.30%, 12/05/43	(Call 06/05/43)	173	185,589

Security		Principal (000s)	Value
Eli Lilly & Co.
3.70%, 03/01/45	(Call 09/01/44)	$475	$458,541
3.95%, 05/15/47	(Call 11/15/46)	305	307,681
5.55%, 03/15/37		166	202,771
Express Scripts Holding Co.
4.80%, 07/15/46	(Call 01/15/46)[a]	350	350,532
6.13%, 11/15/41[a]		350	406,613
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43		305	317,136
5.38%, 04/15/34		200	232,914
6.38%, 05/15/38		1,150	1,526,636
Johnson & Johnson
3.50%, 01/15/48	(Call 07/15/47)	650	612,553
3.55%, 03/01/36	(Call 09/01/35)	800	787,552
3.70%, 03/01/46	(Call 09/01/45)	825	806,611
3.75%, 03/03/47	(Call 09/03/46)	450	443,165
4.38%, 12/05/33	(Call 06/05/33)	550	596,959
4.50%, 09/01/40		450	500,004
4.50%, 12/05/43	(Call 06/05/43)[a]	300	331,167
4.85%, 05/15/41		11	12,620
4.95%, 05/15/33		261	302,358
5.85%, 07/15/38		213	274,727
5.95%, 08/15/37		200	259,784
Mead Johnson Nutrition Co.
4.60%, 06/01/44	(Call 12/01/43)	153	155,219
5.90%, 11/01/39		250	296,103
Merck & Co. Inc.
3.60%, 09/15/42	(Call 03/15/42)	11	10,513
3.70%, 02/10/45	(Call 08/10/44)	1,100	1,069,123
4.15%, 05/18/43		900	935,109
Mylan Inc.
5.40%, 11/29/43	(Call 05/29/43)	300	311,181
Mylan NV
5.25%, 06/15/46	(Call 12/15/45)[a]	410	414,084
Novartis Capital Corp.
3.70%, 09/21/42		125	120,701
4.00%, 11/20/45	(Call 05/20/45)[a]	850	866,507
4.40%, 05/06/44		600	650,130
Perrigo Finance Unlimited Co.
4.90%, 12/15/44	(Call 06/15/44)	162	159,576
Pfizer Inc.
4.00%, 12/15/36		260	267,722
4.13%, 12/15/46[a]		530	545,704

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
4.30%, 06/15/43		$300	$314,364
4.40%, 05/15/44		550	586,482
5.60%, 09/15/40[a]		100	121,199
7.20%, 03/15/39		1,015	1,473,658
Pharmacia LLC
6.60%, 12/01/28		500	631,570
Wyeth LLC
5.95%, 04/01/37		925	1,176,452
6.00%, 02/15/36		21	26,392
6.50%, 02/01/34		43	55,921
Zoetis Inc.
3.95%, 09/12/47	(Call 03/12/47)	170	161,201
4.70%, 02/01/43	(Call 08/01/42)	490	519,856

			32,592,874
PIPELINES — 4.11%
Buckeye Partners LP
5.60%, 10/15/44	(Call 04/15/44)	100	101,370
5.85%, 11/15/43	(Call 05/15/43)	200	210,666
Columbia Pipeline Group Inc.
5.80%, 06/01/45	(Call 12/01/44)	175	203,007
Enable Midstream Partners LP
5.00%, 05/15/44	(Call 11/15/43)	125	118,739
Enbridge Energy Partners LP
5.50%, 09/15/40	(Call 03/15/40)	200	212,028
Series B
7.50%, 04/15/38		300	381,384
Enbridge Inc.
4.50%, 06/10/44	(Call 12/10/43)	200	195,242
5.50%, 12/01/46	(Call 05/29/46)[a]	250	281,750
Energy Transfer LP
4.90%, 03/15/35	(Call 09/15/34)	170	162,804
5.15%, 02/01/43	(Call 08/01/42)	200	188,854
5.15%, 03/15/45	(Call 09/15/44)	400	375,732
5.30%, 04/15/47	(Call 10/15/46)	600	581,106
6.05%, 06/01/41	(Call 12/01/40)	50	52,606
6.13%, 12/15/45	(Call 06/15/45)	410	437,085
6.50%, 02/01/42	(Call 08/01/41)	600	662,472
6.63%, 10/15/36		135	151,523
7.50%, 07/01/38		375	455,636
EnLink Midstream Partners LP
5.05%, 04/01/45	(Call 10/01/44)	150	142,077
5.45%, 06/01/47	(Call 12/01/46)	300	300,327
5.60%, 04/01/44	(Call 10/01/43)	100	100,614

Security		Principal (000s)	Value
Enterprise Products Operating LLC
4.25%, 02/15/48	(Call 08/15/47)	$250	$239,970
4.45%, 02/15/43	(Call 08/15/42)	525	519,613
4.85%, 08/15/42	(Call 02/15/42)	325	339,092
4.85%, 03/15/44	(Call 09/15/43)	550	575,564
4.90%, 05/15/46	(Call 11/15/45)	600	633,480
4.95%, 10/15/54	(Call 04/15/54)	200	207,986
5.10%, 02/15/45	(Call 08/15/44)	550	595,270
5.70%, 02/15/42		200	232,812
5.95%, 02/01/41		250	294,598
6.13%, 10/15/39		145	174,902
7.55%, 04/15/38		150	201,426
Series D
6.88%, 03/01/33		200	251,776
Series H
6.65%, 10/15/34		111	138,232
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	(Call 05/01/42)	250	235,260
5.00%, 08/15/42	(Call 02/15/42)	250	244,515
5.00%, 03/01/43	(Call 09/01/42)	100	97,813
5.40%, 09/01/44	(Call 03/01/44)	210	213,908
5.50%, 03/01/44	(Call 09/01/43)	400	412,864
5.80%, 03/15/35		650	707,525
6.38%, 03/01/41		230	261,526
6.55%, 09/15/40		100	115,285
6.95%, 01/15/38		800	973,832
7.30%, 08/15/33		36	43,949
7.40%, 03/15/31		118	142,347
7.50%, 11/15/40		300	378,888
7.75%, 03/15/32		100	124,176
Kinder Morgan Inc./DE
5.05%, 02/15/46	(Call 08/15/45)	405	398,508
5.20%, 03/01/48	(Call 09/01/47)	250	251,298
5.30%, 12/01/34	(Call 06/01/34)	275	282,136
5.55%, 06/01/45	(Call 12/01/44)	850	892,661
7.75%, 01/15/32		325	413,816
Magellan Midstream Partners LP
4.20%, 10/03/47	(Call 04/03/47)	130	125,184
4.25%, 09/15/46	(Call 03/15/46)[a]	250	242,390
5.15%, 10/15/43	(Call 04/15/43)	250	272,860
MPLX LP
4.50%, 04/15/38	(Call 10/15/37)	750	730,432
4.70%, 04/15/48	(Call 10/15/47)	750	726,607
5.20%, 03/01/47	(Call 09/01/46)[a]	350	364,196

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
ONEOK Inc.
4.95%, 07/13/47	(Call 01/06/47)	$350	$354,574
ONEOK Partners LP
6.13%, 02/01/41	(Call 08/01/40)	225	259,605
6.20%, 09/15/43	(Call 03/15/43)	25	29,384
6.65%, 10/01/36		400	480,952
6.85%, 10/15/37		300	368,655
Phillips 66 Partners LP
4.90%, 10/01/46	(Call 04/01/46)[a]	450	453,541
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44	(Call 12/15/43)	250	226,938
4.90%, 02/15/45	(Call 08/15/44)	200	187,452
5.15%, 06/01/42	(Call 12/01/41)	350	335,598
6.65%, 01/15/37		275	313,987
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	(Call 09/15/27)	400	392,344
Spectra Energy Partners LP
4.50%, 03/15/45	(Call 09/15/44)	300	293,598
5.95%, 09/25/43	(Call 03/25/43)	150	175,908
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43	(Call 07/15/42)	250	231,463
5.30%, 04/01/44	(Call 10/01/43)	250	242,365
5.40%, 10/01/47	(Call 04/01/47)	500	489,585
6.10%, 02/15/42		175	186,037
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28		275	327,852
Texas Eastern Transmission LP
7.00%, 07/15/32		200	249,324
TransCanada PipeLines Ltd.
4.63%, 03/01/34	(Call 12/01/33)[a]	700	742,161
5.00%, 10/16/43	(Call 04/16/43)[a]	310	343,734
5.60%, 03/31/34		300	344,472
5.85%, 03/15/36		100	120,152
6.10%, 06/01/40		174	216,637
6.20%, 10/15/37		300	373,728
7.25%, 08/15/38		300	410,901
7.63%, 01/15/39[a]		450	639,418
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42	(Call 02/01/42)	350	345,695
5.40%, 08/15/41	(Call 02/15/41)	26	29,265

Security		Principal (000s)	Value
Western Gas Partners LP
5.45%, 04/01/44	(Call 10/01/43)	$300	$306,933
Williams Partners LP
4.90%, 01/15/45	(Call 07/15/44)	225	226,350
5.10%, 09/15/45	(Call 03/15/45)	550	568,645
5.40%, 03/04/44	(Call 09/04/43)	275	293,747
5.80%, 11/15/43	(Call 05/15/43)	50	56,746
6.30%, 04/15/40		335	396,087

			29,385,552
REAL ESTATE INVESTMENT TRUSTS — 0.59%
AvalonBay Communities Inc.
3.90%, 10/15/46	(Call 04/15/46)	200	190,040
4.15%, 07/01/47	(Call 01/01/47)[a]	150	148,765
ERP Operating LP
4.50%, 07/01/44	(Call 01/01/44)	100	104,257
4.50%, 06/01/45	(Call 12/01/44)	325	339,066
Essex Portfolio LP
4.50%, 03/15/48		150	150,801
Federal Realty Investment Trust
4.50%, 12/01/44	(Call 06/01/44)	267	275,755
HCP Inc.
6.75%, 02/01/41	(Call 08/01/40)	155	197,053
Kilroy Realty LP
4.25%, 08/15/29	(Call 05/15/29)	14	13,900
Kimco Realty Corp.
4.25%, 04/01/45	(Call 10/01/44)	300	283,293
4.45%, 09/01/47	(Call 03/01/47)	250	240,302
Realty Income Corp.
4.65%, 03/15/47	(Call 09/15/46)	250	260,655
Regency Centers LP
4.40%, 02/01/47	(Call 08/01/46)	200	195,404
Simon Property Group LP
4.25%, 10/01/44	(Call 04/01/44)[a]	14	13,955
4.25%, 11/30/46	(Call 05/30/46)	80	79,790
4.75%, 03/15/42	(Call 09/15/41)[a]	235	250,531
6.75%, 02/01/40	(Call 11/01/39)	385	512,701
Ventas Realty LP
4.38%, 02/01/45	(Call 08/01/44)	147	142,611
5.70%, 09/30/43	(Call 03/30/43)	11	12,819
Welltower Inc.
6.50%, 03/15/41	(Call 09/15/40)	200	251,736
Weyerhaeuser Co.
7.38%, 03/15/32		400	525,996

			4,189,430

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
RETAIL — 2.54%
Bed Bath & Beyond Inc.
4.92%, 08/01/34	(Call 02/01/34)	$200	$174,366
5.17%, 08/01/44	(Call 02/01/44)[a]	289	243,445
Darden Restaurants Inc.
4.55%, 02/15/48	(Call 08/15/47)	75	73,959
Home Depot Inc. (The)
3.50%, 09/15/56	(Call 03/15/56)	550	486,277
4.20%, 04/01/43	(Call 10/01/42)	171	176,202
4.25%, 04/01/46	(Call 10/01/45)	600	620,730
4.40%, 03/15/45	(Call 09/15/44)	700	740,131
4.88%, 02/15/44	(Call 08/15/43)	600	675,252
5.40%, 09/15/40	(Call 03/15/40)	21	25,135
5.88%, 12/16/36		900	1,148,499
5.95%, 04/01/41	(Call 10/01/40)	700	896,266
Kohl’s Corp.
5.55%, 07/17/45	(Call 01/17/45)	100	98,165
Lowe’s Companies Inc.
3.70%, 04/15/46	(Call 10/15/45)	300	277,584
4.05%, 05/03/47	(Call 11/03/46)	700	685,804
4.25%, 09/15/44	(Call 03/15/44)	300	302,994
4.38%, 09/15/45	(Call 03/15/45)[a]	450	463,698
4.65%, 04/15/42	(Call 10/15/41)	300	322,260
Macy’s Retail Holdings Inc.
4.50%, 12/15/34	(Call 06/15/34)	125	109,048
6.90%, 04/01/29		150	158,774
McDonald’s Corp.
3.63%, 05/01/43		11	9,970
3.70%, 02/15/42		250	229,828
4.45%, 03/01/47	(Call 09/01/46)[a]	75	76,817
4.60%, 05/26/45	(Call 11/26/44)	250	261,255
4.70%, 12/09/35	(Call 06/09/35)	900	963,171
4.88%, 07/15/40		6	6,526
4.88%, 12/09/45	(Call 06/09/45)	650	707,297
5.70%, 02/01/39		275	330,132
6.30%, 10/15/37		300	382,377
6.30%, 03/01/38		225	287,735
Nordstrom Inc.
5.00%, 01/15/44	(Call 07/15/43)	150	144,777
6.95%, 03/15/28		175	184,004
QVC Inc.
5.45%, 08/15/34	(Call 02/15/34)[a]	175	166,999

Security		Principal (000s)	Value
Starbucks Corp.
3.75%, 12/01/47	(Call 06/01/47)[a]	$100	$94,776
4.30%, 06/15/45	(Call 12/15/44)	100	103,947
Target Corp.
3.63%, 04/15/46		500	457,045
3.90%, 11/15/47	(Call 05/15/47)	600	574,080
4.00%, 07/01/42[a]		700	686,602
Walgreen Co.
4.40%, 09/15/42[a]		125	117,799
Walgreens Boots Alliance Inc.
4.50%, 11/18/34	(Call 05/18/34)	150	148,125
4.65%, 06/01/46	(Call 12/01/45)[a]	350	341,218
4.80%, 11/18/44	(Call 05/18/44)	450	448,834
Walmart Inc.
3.63%, 12/15/47	(Call 06/15/47)	1,000	970,890
4.00%, 04/11/43	(Call 10/11/42)	650	669,656
4.30%, 04/22/44	(Call 10/22/43)[a]	750	806,835
5.63%, 04/15/41		1,000	1,281,620

			18,130,904
SEMICONDUCTORS — 0.75%
Analog Devices Inc.
5.30%, 12/15/45	(Call 06/15/45)	200	228,952
Applied Materials Inc.
4.35%, 04/01/47	(Call 10/01/46)[a]	195	203,295
5.10%, 10/01/35	(Call 04/01/35)	350	404,009
5.85%, 06/15/41		400	501,416
Intel Corp.
3.73%, 12/08/47	(Call 06/08/47)[b]	1,725	1,654,292
4.00%, 12/15/32		300	313,008
4.10%, 05/19/46	(Call 11/19/45)	750	765,998
QUALCOMM Inc.
4.30%, 05/20/47	(Call 11/20/46)	350	325,759
4.65%, 05/20/35	(Call 11/20/34)	500	506,145
4.80%, 05/20/45	(Call 11/20/44)	450	451,413

			5,354,287
SOFTWARE — 3.08%
Fidelity National Information Services Inc.
4.50%, 08/15/46	(Call 02/15/46)	250	246,175
Microsoft Corp.
3.45%, 08/08/36	(Call 02/08/36)	1,250	1,212,425
3.50%, 02/12/35	(Call 08/12/34)	975	956,260
3.50%, 11/15/42		500	476,040

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
3.70%, 08/08/46	(Call 02/08/46)	$1,500	$1,458,870
3.75%, 05/01/43	(Call 11/01/42)	400	394,956
3.75%, 02/12/45	(Call 08/12/44)	450	442,220
3.95%, 08/08/56	(Call 02/08/56)	650	648,473
4.00%, 02/12/55	(Call 08/12/54)	825	824,720
4.10%, 02/06/37	(Call 08/06/36)	455	478,451
4.20%, 11/03/35	(Call 05/03/35)	400	426,372
4.45%, 11/03/45	(Call 05/03/45)	1,000	1,096,830
4.50%, 10/01/40		415	455,753
4.50%, 02/06/57	(Call 08/06/56)	1,000	1,094,680
4.75%, 11/03/55	(Call 05/03/55)	600	683,700
4.88%, 12/15/43	(Call 06/15/43)	300	345,465
5.20%, 06/01/39		322	383,711
5.30%, 02/08/41		750	910,605
Series 30Y
4.25%, 02/06/47	(Call 08/06/46)	760	810,798
Oracle Corp.
3.25%, 05/15/30	(Call 02/15/30)[a]	300	287,529
3.80%, 11/15/37	(Call 05/15/37)	250	247,000
3.85%, 07/15/36	(Call 01/15/36)[a]	750	749,093
3.90%, 05/15/35	(Call 11/15/34)	900	904,113
4.00%, 07/15/46	(Call 01/15/46)[a]	1,000	986,280
4.00%, 11/15/47	(Call 05/15/47)	900	890,460
4.13%, 05/15/45	(Call 11/15/44)	950	956,697
4.30%, 07/08/34	(Call 01/08/34)	925	974,543
4.38%, 05/15/55	(Call 11/15/54)	379	393,743
4.50%, 07/08/44	(Call 01/08/44)[a]	550	586,086
5.38%, 07/15/40		875	1,057,446
6.13%, 07/08/39		400	523,176
6.50%, 04/15/38		65	88,031

			21,990,701
TELECOMMUNICATIONS — 7.58%
America Movil SAB de CV
4.38%, 07/16/42[a]		643	647,417
6.13%, 11/15/37		125	149,380
6.13%, 03/30/40		900	1,084,266
6.38%, 03/01/35		265	320,907
AT&T Inc.
4.30%, 12/15/42	(Call 06/15/42)	800	728,552
4.35%, 06/15/45	(Call 12/15/44)	800	717,000
4.50%, 05/15/35	(Call 11/15/34)	1,100	1,062,105
4.50%, 03/09/48	(Call 09/09/47)	1,250	1,138,813
4.55%, 03/09/49	(Call 09/09/48)[a]	1,300	1,188,395

Security		Principal (000s)	Value
4.75%, 05/15/46	(Call 11/15/45)	$1,800	$1,700,514
4.80%, 06/15/44	(Call 12/15/43)	1,200	1,148,220
4.90%, 08/14/37	(Call 02/14/37)	2,150	2,154,579
5.15%, 03/15/42		666	673,046
5.15%, 11/15/46	(Call 05/15/46)[b]	1,250	1,250,462
5.15%, 02/14/50	(Call 08/14/49)	1,500	1,495,515
5.25%, 03/01/37	(Call 09/01/36)	750	777,083
5.30%, 08/14/58	(Call 02/14/58)	1,000	998,180
5.35%, 09/01/40		650	669,682
5.45%, 03/01/47	(Call 09/01/46)	1,200	1,250,712
5.65%, 02/15/47	(Call 08/15/46)	950	1,013,565
5.70%, 03/01/57	(Call 09/01/56)	600	640,116
6.00%, 08/15/40	(Call 05/15/40)	359	398,551
6.35%, 03/15/40		325	377,224
6.38%, 03/01/41		500	583,430
British Telecommunications PLC
9.13%, 12/15/30		1,000	1,451,040
Cisco Systems Inc.
5.50%, 01/15/40		750	934,530
5.90%, 02/15/39		800	1,039,904
Deutsche Telekom International Finance BV
8.75%, 06/15/30		1,500	2,144,055
9.25%, 06/01/32		219	337,262
Juniper Networks Inc.
5.95%, 03/15/41[a]		200	207,876
Koninklijke KPN NV
8.38%, 10/01/30		450	597,672
Motorola Solutions Inc.
5.50%, 09/01/44		200	199,006
Orange SA
5.38%, 01/13/42		400	462,064
5.50%, 02/06/44	(Call 08/06/43)	425	494,789
9.00%, 03/01/31		900	1,323,954
Rogers Communications Inc.
4.30%, 02/15/48	(Call 08/15/47)	400	395,752
4.50%, 03/15/43	(Call 09/15/42)	150	152,102
5.00%, 03/15/44	(Call 09/15/43)	425	465,426
5.45%, 10/01/43	(Call 04/01/43)	21	24,279
7.50%, 08/15/38		200	272,632
Telefonica Emisiones SAU
4.67%, 03/06/38		210	210,076
5.21%, 03/08/47[a]		1,200	1,258,092
7.05%, 06/20/36		600	763,674

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Telefonica Europe BV
8.25%, 09/15/30		$250	$341,688
Verizon Communications Inc.
3.85%, 11/01/42	(Call 05/01/42)	801	697,206
4.13%, 08/15/46		495	442,010
4.27%, 01/15/36		1,250	1,199,363
4.40%, 11/01/34	(Call 05/01/34)	1,450	1,422,218
4.50%, 08/10/33		250	251,363
4.52%, 09/15/48[a]		2,000	1,890,080
4.67%, 03/15/55		2,000	1,868,300
4.75%, 11/01/41		515	514,238
4.81%, 03/15/39		1,100	1,107,667
4.86%, 08/21/46		1,875	1,867,537
5.01%, 04/15/49		1,850	1,876,288
5.01%, 08/21/54		2,150	2,117,083
5.50%, 03/16/47		780	853,546
6.55%, 09/15/43		700	876,519
Vodafone Group PLC
4.38%, 02/19/43		950	910,689
6.15%, 02/27/37		250	299,450
6.25%, 11/30/32		325	381,924
7.88%, 02/15/30		250	328,055

			54,147,123
TOYS, GAMES & HOBBIES — 0.05%
Hasbro Inc.
5.10%, 05/15/44	(Call 11/15/43)	151	149,002
6.35%, 03/15/40		200	231,106

			380,108
TRANSPORTATION — 2.89%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46	(Call 02/01/46)	390	381,958
4.05%, 06/15/48	(Call 12/15/47)	250	250,050
4.15%, 04/01/45	(Call 10/01/44)	625	632,787
4.38%, 09/01/42	(Call 03/01/42)	250	261,827
4.40%, 03/15/42	(Call 09/15/41)	500	523,570
4.45%, 03/15/43	(Call 09/15/42)	11	11,639
4.55%, 09/01/44	(Call 03/01/44)	500	534,405
4.70%, 09/01/45	(Call 03/01/45)	275	301,183
4.90%, 04/01/44	(Call 10/01/43)	200	225,032
4.95%, 09/15/41	(Call 03/15/41)	114	127,766
5.05%, 03/01/41	(Call 09/01/40)	56	63,511
5.15%, 09/01/43	(Call 03/01/43)[a]	173	199,377
5.40%, 06/01/41	(Call 12/01/40)	375	442,455

Security		Principal (000s)	Value
5.75%, 05/01/40	(Call 11/01/39)	$300	$367,878
6.15%, 05/01/37		245	311,179
6.20%, 08/15/36		300	382,506
Canadian National Railway Co.
3.20%, 08/02/46	(Call 02/02/46)	250	223,330
3.65%, 02/03/48	(Call 08/03/47)	100	95,824
6.20%, 06/01/36		50	64,469
6.25%, 08/01/34		111	143,651
6.38%, 11/15/37		175	233,571
6.90%, 07/15/28[a]		300	382,176
Canadian Pacific Railway Co.
4.80%, 09/15/35	(Call 03/15/35)	197	217,303
4.80%, 08/01/45	(Call 02/01/45)[a]	100	111,388
5.95%, 05/15/37		16	19,906
6.13%, 09/15/15	(Call 03/15/15)	200	245,402
7.13%, 10/15/31		650	845,975
CSX Corp.
3.80%, 11/01/46	(Call 05/01/46)	250	228,367
3.95%, 05/01/50	(Call 11/01/49)	250	229,330
4.10%, 03/15/44	(Call 09/15/43)	275	263,868
4.25%, 11/01/66	(Call 05/01/66)	300	273,813
4.30%, 03/01/48	(Call 09/01/47)	250	246,957
4.40%, 03/01/43	(Call 09/01/42)	200	200,882
4.50%, 08/01/54	(Call 02/01/54)	400	391,852
4.75%, 05/30/42	(Call 11/30/41)	250	262,490
5.50%, 04/15/41	(Call 10/15/40)	70	80,371
6.00%, 10/01/36		450	547,785
6.15%, 05/01/37		105	129,876
6.22%, 04/30/40		105	131,207
FedEx Corp.
3.88%, 08/01/42		500	468,000
3.90%, 02/01/35		300	289,086
4.05%, 02/15/48	(Call 08/15/47)	500	470,985
4.10%, 04/15/43		152	145,149
4.10%, 02/01/45		350	332,864
4.55%, 04/01/46	(Call 10/01/45)	500	508,680
4.75%, 11/15/45	(Call 05/15/45)	450	469,372
4.90%, 01/15/34		200	214,902
5.10%, 01/15/44		301	329,526
Kansas City Southern
4.30%, 05/15/43	(Call 11/15/42)	100	98,438
4.95%, 08/15/45	(Call 02/15/45)[a]	200	214,742

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
Norfolk Southern Corp.
3.94%, 11/01/47	(Call 05/01/47)[b]	$200	$193,182
3.95%, 10/01/42	(Call 04/01/42)	40	38,697
4.05%, 08/15/52	(Call 02/15/52)[b]	250	238,837
4.15%, 02/28/48	(Call 08/28/47)	500	494,190
4.45%, 06/15/45	(Call 12/15/44)	175	181,365
4.65%, 01/15/46	(Call 07/15/45)	50	53,391
4.84%, 10/01/41		400	438,460
Union Pacific Corp.
3.35%, 08/15/46	(Call 02/15/46)	150	135,240
3.38%, 02/01/35	(Call 08/01/34)	200	189,826
3.60%, 09/15/37	(Call 03/15/37)	445	429,946
3.88%, 02/01/55	(Call 08/01/54)	400	377,796
4.00%, 04/15/47	(Call 10/15/46)[a]	350	352,051
4.05%, 11/15/45	(Call 05/15/45)	225	227,646
4.05%, 03/01/46	(Call 09/01/45)	200	203,850
4.15%, 01/15/45	(Call 07/15/44)	75	76,825
4.30%, 06/15/42	(Call 12/15/41)	450	468,535
4.38%, 11/15/65	(Call 05/15/65)	96	97,658
4.75%, 09/15/41	(Call 03/15/41)	158	174,838
4.82%, 02/01/44	(Call 08/01/43)	220	246,748
6.63%, 02/01/29		250	313,485
United Parcel Service Inc.
3.40%, 11/15/46	(Call 05/15/46)	110	98,757
3.63%, 10/01/42[a]		105	99,589
4.88%, 11/15/40	(Call 05/15/40)	330	371,082
6.20%, 01/15/38		810	1,053,931

			20,684,585
TRUCKING & LEASING — 0.02%
GATX Corp.
5.20%, 03/15/44	(Call 09/15/43)[a]	150	163,545

			163,545
WATER — 0.21%
American Water Capital Corp.
3.75%, 09/01/47	(Call 03/01/47)	200	192,434
4.00%, 12/01/46	(Call 06/01/46)	95	95,245
4.30%, 12/01/42	(Call 06/01/42)	16	16,672
4.30%, 09/01/45	(Call 03/01/45)[a]	500	524,815
6.59%, 10/15/37		239	320,203
United Utilities PLC
6.88%, 08/15/28		200	240,492

Security		Principal (000s)	Value
Veolia Environnement SA
6.75%, 06/01/38		$100	$129,094

			1,518,955

TOTAL CORPORATE BONDS & NOTES
(Cost: $626,714,209)			615,061,723

FOREIGN GOVERNMENT OBLIGATIONS[f] — 5.24%

CANADA — 0.16%
Hydro-Quebec
9.50%, 11/15/30		200	307,040
Province of Quebec Canada
7.50%, 09/15/29[a]		600	822,954

			1,129,994
CHILE — 0.10%
Chile Government International Bond
3.63%, 10/30/42		250	234,688
3.86%, 06/21/47[a]		500	475,280

			709,968
COLOMBIA — 0.68%
Colombia Government International Bond
5.00%, 06/15/45	(Call 12/15/44)[a]	1,200	1,195,068
5.63%, 02/26/44	(Call 08/26/43)	1,050	1,135,753
6.13%, 01/18/41[a]		1,000	1,141,320
7.38%, 09/18/37[a]		700	894,047
10.38%, 01/28/33[a]		300	473,946

			4,840,134
HUNGARY — 0.11%
Hungary Government International Bond
7.63%, 03/29/41[a]		550	798,067

			798,067
INDONESIA — 0.11%
Indonesia Government International Bond
4.35%, 01/11/48[a]		800	760,064

			760,064
ISRAEL — 0.17%
Israel Government International Bond
4.13%, 01/17/48		400	387,056
4.50%, 01/30/43		800	820,744

			1,207,800

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
ITALY — 0.13%
Republic of Italy Government International Bond
5.38%, 06/15/33	$850	$971,185

		971,185
MEXICO — 1.44%
Mexico Government International Bond
4.35%, 01/15/47[a]	900	817,884
4.60%, 01/23/46	1,000	936,230
4.60%, 02/10/48[a]	750	704,213
4.75%, 03/08/44	2,000	1,923,240
5.55%, 01/21/45	1,250	1,341,987
5.75%, 10/12/10	900	908,550
6.05%, 01/11/40	1,100	1,237,599
6.75%, 09/27/34	875	1,084,396
7.50%, 04/08/33	427	563,593
8.30%, 08/15/31	500	755,380

		10,273,072
PANAMA — 0.36%
Panama Government International Bond
4.50%, 05/15/47[a]	800	816,448
6.70%, 01/26/36[a]	700	891,079
9.38%, 04/01/29	600	878,250

		2,585,777
PERU — 0.43%
Peruvian Government International Bond
5.63%, 11/18/50[a]	975	1,169,113
6.55%, 03/14/37[a]	600	774,516
8.75%, 11/21/33[a]	750	1,132,740

		3,076,369
PHILIPPINES — 0.88%
Philippine Government International Bond
3.70%, 02/02/42	800	752,128
3.95%, 01/20/40[a]	1,000	978,540
5.00%, 01/13/37	800	892,928
6.38%, 01/15/32	700	866,544
6.38%, 10/23/34[a]	700	887,376
7.75%, 01/14/31	900	1,221,138
9.50%, 02/02/30	450	675,094

		6,273,748

Security	Principal (000s)	Value
SOUTH KOREA — 0.07%
Korea International Bond
4.13%, 06/10/44[a]	$500	$541,060

		541,060
SUPRANATIONAL — 0.23%
Asian Development Bank
5.82%, 06/16/28	310	374,185
European Investment Bank
4.88%, 02/15/36	300	369,603
Inter-American Development Bank
3.20%, 08/07/42	100	97,000
3.88%, 10/28/41	250	271,080
4.38%, 01/24/44	250	291,670
International Bank for Reconstruction & Development
4.75%, 02/15/35	200	243,614

		1,647,152
URUGUAY — 0.37%
Uruguay Government International Bond
4.13%, 11/20/45	300	283,809
5.10%, 06/18/50[a]	1,600	1,668,336
7.63%, 03/21/36[a]	500	689,985

		2,642,130

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $39,135,665)		37,456,520

MUNICIPAL DEBT OBLIGATIONS — 6.29%

CALIFORNIA — 2.24%
Alameda County Joint Powers Authority RB BAB
Series A
7.05%, 12/01/44	135	193,400
Bay Area Toll Authority RB BAB
Series F-2
6.26%, 04/01/49	400	554,092
Series S-1
7.04%, 04/01/50	700	1,045,716
Series S-3
6.91%, 10/01/50	100	146,858

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	$220	$312,508
East Bay Municipal Utility District Water System Revenue RB BAB
Series B
5.87%, 06/01/40	250	311,508
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	300	436,365
Los Angeles County Metropolitan Transportation Authority RB BAB
Series A
5.74%, 06/01/39	300	360,972
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	200	293,272
Los Angeles Department of Water & Power System Revenue RB BAB
Series A
6.60%, 07/01/50	350	507,931
Series D
6.57%, 07/01/45	200	283,694
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	750	918,517
Series RY
6.76%, 07/01/34	390	518,969
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H
6.55%, 05/15/48	450	602,356
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	200	262,428
San Diego County Water Authority Financing Corp. RB BAB
Series B
6.14%, 05/01/49	300	402,225

Security		Principal (000s)	Value
State of California GO BAB
7.30%, 10/01/39		$800	$1,152,632
7.35%, 11/01/39		550	798,044
7.50%, 04/01/34		1,000	1,429,300
7.55%, 04/01/39		1,400	2,108,722
7.60%, 11/01/40		550	846,840
7.63%, 03/01/40		300	452,277
7.95%, 03/01/36	(Call 03/01/20)	750	826,920
University of California RB
Series AD
4.86%, 05/15/12		450	466,709
University of California RB BAB
5.77%, 05/15/43		200	250,812
5.95%, 05/15/45		400	504,768

			15,987,835
CONNECTICUT — 0.03%
State of Connecticut GO
Series A
5.85%, 03/15/32[a]		200	233,814

			233,814
DISTRICT OF COLUMBIA — 0.03%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14		200	215,310

			215,310
GEORGIA — 0.16%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57		350	427,955
Project P, Series 2010-A
7.06%, 04/01/57		600	696,834

			1,124,789
ILLINOIS — 0.79%
Chicago Transit Authority RB
Series A
6.90%, 12/01/40		600	785,952
Series B
6.90%, 12/01/40		225	294,732
Chicago Transit Authority RB BAB
Series B
6.20%, 12/01/40		120	149,041

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
County of Cook IL GO BAB
6.23%, 11/15/34	$200	$246,158
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	150	183,501
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	350	434,028
State of Illinois GO
5.10%, 06/01/33[a]	3,400	3,203,990
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	300	314,859

		5,612,261
KANSAS — 0.02%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	150	161,699

		161,699
KENTUCKY — 0.03%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	145	189,369

		189,369
MARYLAND — 0.03%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	200	251,628

		251,628
MASSACHUSETTS — 0.21%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	240	269,352
Series E
5.46%, 12/01/39	450	544,734
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB
Series A
5.73%, 06/01/40	240	298,498

Security		Principal (000s)	Value
Massachusetts School Building Authority RB BAB
Series B
5.72%, 08/15/39		$300	$364,194

			1,476,778
NEVADA — 0.02%
County of Clark Department of Aviation RB BAB
Series C
6.82%, 07/01/45		120	176,707

			176,707
NEW JERSEY — 0.56%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29	(NPFGC)	675	831,614
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41		725	1,028,782
Series F
7.41%, 01/01/40[a]		750	1,098,930
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28		700	783,804
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40		200	233,654

			3,976,784
NEW YORK — 0.96%
City of New York NY GO BAB
Series C-1
5.52%, 10/01/37		185	223,254
Series F1
6.27%, 12/01/37		325	427,892
Metropolitan Transportation Authority RB BAB
Series 2010-A
6.67%, 11/15/39		225	303,476
Series A
5.87%, 11/15/39		300	368,742
Series E
6.81%, 11/15/40		200	273,478

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal (000s)	Value
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37		$200	$241,782
5.57%, 11/01/38		250	302,523
New York City Water & Sewer System RB BAB
5.44%, 06/15/43		275	339,790
5.75%, 06/15/41		275	352,753
5.88%, 06/15/44		300	393,531
6.01%, 06/15/42		200	265,710
New York State Dormitory Authority RB BAB
5.63%, 03/15/39		350	417,007
Port Authority of New York & New Jersey RB
4.93%, 10/01/51		850	981,359
Series 174
4.46%, 10/01/62		835	897,717
Series 182
5.31%, 08/01/46	(Call 08/01/24)	700	763,609
Series 192
4.81%, 10/15/65		300	338,964

			6,891,587
OHIO — 0.30%
American Municipal Power Inc. RB BAB
Series B
8.08%, 02/15/50		600	980,130
Ohio State University (The) RB
Series A
3.80%, 12/01/46		300	287,997
4.80%, 06/01/11		200	211,740
Ohio State University (The) RB BAB
Series C
4.91%, 06/01/40		200	229,816
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
Series B-2
4.88%, 12/01/34		400	439,452

			2,149,135

Security		Principal (000s)	Value
OREGON — 0.12%
Oregon School Boards Association GOL
Series B
5.55%, 06/30/28	(NPFGC)	$200	$226,120
5.68%, 06/30/28	(NPFGC)	350	399,416
State of Oregon Department of Transportation RB BAB
Series 2010-A
5.83%, 11/15/34		175	214,944

			840,480
PENNSYLVANIA — 0.05%
Commonwealth Financing Authority RB
Series A
4.14%, 06/01/38[a]		350	356,646

			356,646
TEXAS — 0.68%
City of Houston TX GOL
Series A
6.29%, 03/01/32		390	448,157
City of San Antonio TX Electric & Gas Systems Revenue RB
4.43%, 02/01/42		200	217,524
5.81%, 02/01/41		240	295,639
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44		425	551,722
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42		100	131,378
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44		200	241,904
Dallas Independent School District GO BAB
Series C
6.45%, 02/15/35	(Call 02/15/21) (PSF)	550	606,358
North Texas Tollway Authority RB BAB
Series B
6.72%, 01/01/49[a]		200	286,354

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Security		Principal or Shares (000s)	Value
State of Texas GO BAB
5.52%, 04/01/39		$425	$536,597
Series A
4.68%, 04/01/40		200	223,602
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.18%, 04/01/30		800	922,648
University of Texas System (The) RB BAB
Series B
6.28%, 08/15/41	(Call 08/15/19)	370	388,948

			4,850,831
WASHINGTON — 0.06%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39		150	178,329
State of Washington GO BAB
Series F
5.14%, 08/01/40		240	285,506

			463,835

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $45,033,104)			44,959,488

SHORT-TERM INVESTMENTS — 12.82%

MONEY MARKET FUNDS — 12.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[g,h,i]		79,862	79,869,885
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[g,h]		11,712	11,711,876

			91,581,761

TOTAL SHORT-TERM INVESTMENTS
(Cost: $91,575,906)			91,581,761

TOTAL INVESTMENTS IN SECURITIES — 110.41%
(Cost: $802,458,884)			789,059,492
Other Assets, Less Liabilities — (10.41)%			(74,377,209)

NET ASSETS — 100.00%			$714,682,283

BAB  —  Build America Bond

GO  —  General Obligation

GOL  —  General Obligation Limited

PSF  —  Permanent School Fund

RB  —  Revenue Bond

Insured by:

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	Zero-coupon bond.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	Affiliate of the Fund.
[h]	Annualized 7-day yield as of period end.
[i]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 02/28/18 (000s)	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	66,179	$13,683	[b]	$—	$79,862	$79,869,885	$206,794	[c]	$(3,116)	$(19,482)
BlackRock Cash Funds: Treasury, SL Agency Shares	11,390	322	[b]	—	11,712	11,711,876	76,740		—	—

						$91,581,761	$283,534		$(3,116)	$(19,482)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$615,061,723	$—	$615,061,723
Foreign government obligations	—	37,456,520	—	37,456,520
Municipal debt obligations	—	44,959,488	—	44,959,488
Money market funds	91,581,761	—	—	91,581,761

Total	$91,581,761	$697,477,731	$—	$789,059,492

See notes to financial statements.

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018

ASSETS
Investments in securities, at cost:
Unaffiliated	$710,882,978
Affiliated (Note 2)	91,575,906

Total cost of investments in securities	$802,458,884

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$697,477,731
Affiliated (Note 2)	91,581,761
Cash	338
Receivables:
Investment securities sold	1,357,534
Dividends and interest	8,816,727

Total Assets	799,234,091

LIABILITIES
Payables:
Investment securities purchased	4,169,487
Collateral for securities on loan (Note 1)	79,859,323
Capital shares redeemed	407,641
Investment advisory fees (Note 2)	115,357

Total Liabilities	84,551,808

NET ASSETS	$714,682,283

Net assets consist of:
Paid-in capital	$736,679,346
Undistributed net investment income	2,575,074
Accumulated net realized loss	(11,172,745)
Net unrealized depreciation	(13,399,392)

NET ASSETS	$714,682,283

Shares outstanding[b]	11,900,000

Net asset value per share	$60.06

[a]	Securities on loan with a value of $77,208,031. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statement of Operations

iSHARES® 10+ YEAR CREDIT BOND ETF

Year ended February 28, 2018

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$76,740
Interest — unaffiliated	33,981,842
Securities lending income — affiliated — net (Note 2)	206,794

Total investment income	34,265,376

EXPENSES
Investment advisory fees (Note 2)	1,613,351
Proxy fees	17,974

Total expenses	1,631,325

Net investment income	32,634,051

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	500,809
Investments — affiliated (Note 2)	(3,116)
In-kind redemptions — unaffiliated	5,075,558

Net realized gain	5,573,251

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(977,841)
Investments — affiliated (Note 2)	(19,482)

Net change in unrealized appreciation/depreciation	(997,323)

Net realized and unrealized gain	4,575,928

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,209,979

See notes to financial statements.

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® 10+ YEAR CREDIT BOND ETF

	Year ended February 28, 2018	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$32,634,051	$39,108,463
Net realized gain	5,573,251	7,341,421
Net change in unrealized appreciation/depreciation	(997,323)	33,040,354

Net increase in net assets resulting from operations	37,209,979	79,490,238

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(32,962,172)	(38,936,880)

Total distributions to shareholders	(32,962,172)	(38,936,880)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	141,236,309	314,843,654
Cost of shares redeemed	(261,560,124)	(310,186,638)

Net increase (decrease) in net assets from capital share transactions	(120,323,815)	4,657,016

INCREASE (DECREASE) IN NET ASSETS	(116,076,008)	45,210,374

NET ASSETS
Beginning of year	830,758,291	785,547,917

End of year	$714,682,283	$830,758,291

Undistributed net investment income included in net assets at end of year	$2,575,074	$2,903,195

SHARES ISSUED AND REDEEMED
Shares sold	2,300,000	5,200,000
Shares redeemed	(4,300,000)	(5,200,000)

Net decrease in shares outstanding	(2,000,000)	—

See notes to financial statements.

FINANCIAL STATEMENTS	43

Financial Highlights

iSHARES® 10+ YEAR CREDIT BOND ETF

(For a share outstanding throughout each period)

	Year ended Feb. 28, 2018	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014
Net asset value, beginning of year	$59.77	$56.51	$62.53	$57.87	$61.05

Income from investment operations:
Net investment income[a]	2.48	2.48	2.55	2.59	2.68
Net realized and unrealized gain (loss)[b]	0.30	3.25	(6.02)	4.59	(3.03)

Total from investment operations	2.78	5.73	(3.47)	7.18	(0.35)

Less distributions from:
Net investment income	(2.49)	(2.47)	(2.55)	(2.52)	(2.74)
Net realized gain	—	—	—	—	(0.09)

Total distributions	(2.49)	(2.47)	(2.55)	(2.52)	(2.83)

Net asset value, end of year	$60.06	$59.77	$56.51	$62.53	$57.87

Total return	4.65%	10.21%	(5.53)%	12.64%	(0.41)%[c]

Ratios/Supplemental data:
Net assets, end of year (000s)	$714,682	$830,758	$785,548	$850,376	$283,548
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	4.05%	4.10%	4.40%	4.28%	4.67%
Portfolio turnover rate[d]	12%	10%	11%	23%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been -0.43%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® 10+ YEAR CREDIT BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
10+ Year Credit Bond	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
BNP Paribas New York Branch	$860,634	$860,634	$—
BNP Paribas Prime Brokerage Inc.	372,523	372,523	—
BNP Paribas Prime Brokerage International Ltd.	1,432,040	1,432,040	—
Citigroup Global Markets Inc.	14,043,095	14,043,095	—
Credit Suisse Securities (USA) LLC	5,176,874	5,176,874	—
Deutsche Bank Securities Inc.	4,523,464	4,523,464	—
Goldman Sachs & Co.	5,029,905	5,029,905	—
HSBC Securities (USA) Inc.	3,999,670	3,999,670	—
Jefferies LLC	709,784	709,784	—
JPMorgan Securities LLC	9,047,218	9,047,218	—
Merrill Lynch, Pierce, Fenner & Smith	12,187,244	12,187,244	—
Morgan Stanley & Co. LLC	7,467,686	7,467,686	—
MUFG Securities Americas Inc.	2,238,142	2,238,142	—
Nomura Securities International Inc.	1,195,068	1,195,068	—
Scotia Capital (USA) Inc.	1,471,942	1,471,942	—
SG Americas Securities LLC	321,102	321,102	—
Wells Fargo Securities LLC	7,131,640	7,131,640	—

	$77,208,031	$77,208,031	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended February 28, 2018, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $76,394.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2018, the purchases and sales transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were $895,642 and $935,700, respectively.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2018 were as follows:

U.S. Government Obligations		Other Securities
Purchases	Sales	Purchases	Sales
$1,002,072	$989,568	$95,561,226	$95,881,986

In-kind purchases and sales (see Note 4) for the year ended February 28, 2018, were $134,679,151 and $248,268,173, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

February 28, 2018, attributable to the realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
$5,003,709	$—	$(5,003,709)

The tax character of distributions paid during the years ended February 28, 2018 and February 28, 2017 was as follows:

	2018	2017
Ordinary income	$32,962,172	$38,936,880

As of February 28, 2018, the tax components of accumulated net earnings (losses) were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains(Losses) [a]	Total
$2,575,074	$(11,026,354)	$(13,545,783)	$(21,997,063)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of February 28, 2018, the Fund had non-expiring capital loss carryforwards in the amount of $11,026,354 available to offset future realized capital gains.

For the year ended February 28, 2018, the Fund utilized $603,250 of its capital loss carryforwards.

As of February 28, 2018, the cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $802,605,275. Net unrealized depreciation was $13,545,783, of which $7,184,501 represented gross unrealized appreciation on securities and 20,730,284 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision

52	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	53

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of

iShares 10+ Year Credit Bond ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares 10+ Year Credit Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of February 28, 2018, the related statement of operations for the year ended February 28, 2018, the statement of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2018 and the financial highlights for each of the five years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 19, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

54	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

For the fiscal year ended February 28, 2018, the Fund hereby designates $24,252,872 as the maximum amount allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

The Fund hereby designates $36,605 as the amount of distributions from direct federal obligation interest for the fiscal year ended February 28, 2018. The law varies in each state as to whether and what percentage of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

TAX INFORMATION	55

Supplemental Information (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$2.486398	$—	$0.000337	$2.486735	100%	—%	0%[a]	100%

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

56	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Fund for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

Period Covered: January 1, 2013 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	6	0.48
Greater than 0.5% and Less than 1.0%	196	15.57
Greater than 0.0% and Less than 0.5%	763	60.60
At NAV	10	0.79
Less than 0.0% and Greater than –0.5%	264	20.97
Less than –0.5% and Greater than –1.0%	16	1.27
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	2	0.16

	1,259	100.00%

SUPPLEMENTAL INFORMATION	57

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 347 funds (as of February 28, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

58	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

TRUSTEE AND OFFICER INFORMATION	59

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford

University Graduate School of

Business (2001-2017); Professor of

Law (by courtesy), Stanford Law

School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

60	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

TRUSTEE AND OFFICER INFORMATION	61

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

62	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-207-0218

FEBRUARY 28, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares Intermediate Government/Credit Bond ETF | GVI | Cboe BZX
➢	iShares Government/Credit Bond ETF | GBF | NYSE Arca
➢	iShares Agency Bond ETF | AGZ | NYSE Arca
➢	iShares MBS ETF | MBB | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. BOND MARKET OVERVIEW

The U.S. bond market rose modestly during the 12 months ended February 28, 2018 (“reporting period”). The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned 0.51% for the reporting period.

The primary factors affecting bond market performance during the reporting period were a strengthening U.S. economy and federal tax reform. The final nine months of 2017 were the strongest three consecutive quarters of economic growth in more than 12 years. Key economic drivers included an increase in manufacturing activity and the lowest unemployment rate since December 2000.

In December 2017, the U.S. government passed federal tax reform legislation that included a steep reduction in corporate tax rates and a modest decrease in individual tax rates. The tax reform improved investors’ expectations for capital spending and economic growth, but it also raised concerns about federal budget deficits and higher inflation.

The annual consumer inflation rate remained near the 2% level targeted by the U.S. Federal Reserve Bank (“Fed”). However, signs of increasing inflation emerged late in the reporting period, including a sharp rise in energy prices and higher prices at the producer level. Inflation is typically measured in terms of both final (consumer) and intermediate (producer) goods; the Fed targets inflation in final goods.

In this environment, the Fed raised its short-term interest rate target three times during the reporting period to its highest level since October 2008. The Fed also began to reduce the amount of U.S. Treasury bonds and mortgage-backed securities on its balance sheet in October 2017. The interest rate increases and balance sheet reduction were part of the Fed’s plan to gradually reverse substantial economic stimulus measures, implemented in response to the 2008 credit crisis, and re-establish more normal monetary policy conditions.

A stronger economy, expectations of rising growth and inflation due to the tax cuts, and the Fed’s interest rate increases led to higher bond yields and lower bond prices, with yields rising most sharply for short-term bonds. Intermediate- and long-term bond yields rose to a lesser extent, with much of the increase occurring in early 2018 following the approval of federal tax reform legislation at the end of 2017.

Corporate bonds were among the better performers in the U.S. bond market during the reporting period, returning more than 2%. Corporate bonds benefited from strong investor demand for yield. Demand was especially robust for lower-quality bonds, which tend to have the highest yields. Limited new supply also supported corporate bond performance. Although overall issuance of corporate bonds hit a record high in 2017, net new corporate bond supply was lower than in either of the prior two years.

Mortgage-backed securities (“MBS”) posted modestly positive returns for the reporting period. Rising interest rates and concerns about the Fed’s plan to reduce the amount of MBS on its balance sheet held the sector in check. Commercial MBS outperformed residential MBS for the reporting period.

Both U.S. Treasury and government agency securities underperformed other sectors of the U.S. bond market. U.S. Treasury securities, which tend be the most sensitive to interest rate fluctuations, declined marginally for the reporting period due to the impact of higher bond yields. Government agency securities, which have higher yields relative to Treasury bonds, posted a modest positive return for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

Performance as of February 28, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.14)%	(0.22)%	0.04%	(0.14)%	(0.22)%	0.04%
5 Years	1.02%	0.99%	1.21%	5.19%	5.03%	6.17%
10 Years	2.71%	2.65%	2.88%	30.68%	29.89%	32.82%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$979.30	$0.98	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

The iShares Intermediate Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years, as represented by the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2018, the total return for the Fund was -0.14%, net of fees, while the total return for the Index was 0.04%.

ALLOCATION BY INVESTMENT TYPE

As of 2/28/18

Investment Type	Percentage of Total Investments [1]

U.S. Government & Agency Obligations	60.23%
Corporate Bonds & Notes	34.54
Foreign Government Obligations	5.11
Municipal Debt Obligations	0.12

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/28/18

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	64.05%
Aa	4.29
A	14.25
Baa	15.41
Ba	0.96
Not Rated	1.04

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® GOVERNMENT/CREDIT BOND ETF

Performance as of February 28, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.48%	0.45%	0.64%	0.48%	0.45%	0.64%
5 Years	1.53%	1.52%	1.71%	7.90%	7.81%	8.87%
10 Years	3.43%	3.36%	3.58%	40.13%	39.20%	42.19%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$976.30	$0.98	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

The iShares Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds, as represented by the Bloomberg Barclays U.S. Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2018, the total return for the Fund was 0.48%, net of fees, while the total return for the Index was 0.64%.

ALLOCATION BY INVESTMENT TYPE

As of 2/28/18

Investment Type	Percentage of Total Investments [1]

U.S. Government & Agency Obligations	54.68%
Corporate Bonds & Notes	39.28
Foreign Government Obligations	5.05
Municipal Debt Obligations	0.99

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/28/18

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	58.20%
Aa	4.64
A	15.07
Baa	19.60
Ba	1.66
Not Rated	0.83

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® AGENCY BOND ETF

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.10%	0.15%	0.27%	0.10%	0.15%	0.27%
5 Years	1.04%	1.07%	1.10%	5.31%	5.45%	5.61%
Since Inception	2.48%	2.49%	2.56%	25.64%	25.73%	26.61%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/5/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$984.00	$0.98	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® AGENCY BOND ETF

The iShares Agency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies, and corporate and non-U.S. debt guaranteed by the U.S. government, as represented by the Bloomberg Barclays U.S. Agency Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2018, the total return for the Fund was 0.10%, net of fees, while the total return for the Index was 0.27%.

ALLOCATION BY INVESTMENT TYPE

As of 2/28/18

Investment Type	Percentage of Total Investments *

U.S. Government & Agency Obligations	89.92%
Foreign Government Obligations	10.08

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 2/28/18

Maturity	Percentage of Total Investments *

0-1 Year	0.93%
1-5 Years	69.43
5-10 Years	14.47
10-15 Years	10.34
15-20 Years	2.67
More than 20 Years	2.16

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® MBS ETF

Performance as of February 28, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.01)%	0.13%	0.16%	(0.01)%	0.13%	0.16%
5 Years	1.40%	1.43%	1.70%	7.21%	7.38%	8.77%
10 Years	3.13%	3.13%	3.45%	36.10%	36.11%	40.44%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$979.40	$0.29	$1,000.00	$1,024.50	$0.30	0.06%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MBS ETF

The iShares MBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/ or guaranteed by U.S. government agencies, as represented by the Bloomberg Barclays U.S. MBS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2018, the total return for the Fund was -0.01%, net of fees, while the total return for the Index was 0.16%.

ALLOCATION BY ISSUER

As of 2/28/18

Issuer	Percentage of Total Investments *

Federal National Mortgage Association	44.20%
Government National Mortgage Association	27.91
Federal Home Loan Mortgage Corp.	27.89

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 2/28/18

Maturity	Percentage of Total Investments *

1-5 Years	0.05%
5-10 Years	1.50
10-15 Years	8.09
15-20 Years	7.00
More than 20 Years	83.36

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 34.22%

ADVERTISING — 0.06%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$50	$50,335
Omnicom Group Inc.
3.63%, 05/01/22	225	227,754
3.65%, 11/01/24 (Call 08/01/24)	45	44,793
4.45%, 08/15/20	350	362,267
WPP Finance 2010
3.75%, 09/19/24	320	320,595
4.75%, 11/21/21	175	184,230

		1,189,974
AEROSPACE & DEFENSE — 0.51%
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	30	29,294
2.25%, 06/15/26 (Call 03/15/26)	160	147,323
2.35%, 10/30/21	25	24,677
2.60%, 10/30/25 (Call 07/30/25)	40	37,969
2.80%, 03/01/23 (Call 02/01/23)	85	84,057
2.80%, 03/01/27 (Call 12/01/26)	115	109,845
2.85%, 10/30/24 (Call 07/30/24)	215	210,302
3.25%, 03/01/28 (Call 12/01/27)	170	167,792
4.88%, 02/15/20	188	196,560
6.00%, 03/15/19	200	206,906
Embraer Netherlands Finance BV
5.05%, 06/15/25	270	281,615
5.40%, 02/01/27	175	185,897
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	25	23,413
2.13%, 08/15/26 (Call 05/15/26)	135	121,580
2.25%, 11/15/22 (Call 08/15/22)	175	168,633

Security	Principal (000s)	Value
2.63%, 11/15/27 (Call 08/15/27)	$250	$232,527
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	225	227,079
4.40%, 12/15/20	150	155,127
5.55%, 10/01/21	165	176,941
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	95	94,337
5.20%, 10/15/19	370	383,361
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	385	381,377
2.90%, 03/01/25 (Call 12/01/24)	200	192,260
3.10%, 01/15/23 (Call 11/15/22)	100	99,825
3.35%, 09/15/21	35	35,426
3.55%, 01/15/26 (Call 10/15/25)	400	400,048
4.25%, 11/15/19	375	385,305
Northrop Grumman Corp.
2.08%, 10/15/20	100	97,926
2.55%, 10/15/22 (Call 09/15/22)	280	270,631
2.93%, 01/15/25 (Call 11/15/24)	145	139,193
3.20%, 02/01/27 (Call 11/01/26)	275	263,766
3.25%, 08/01/23	400	397,696
3.25%, 01/15/28 (Call 10/15/27)	315	301,036
3.50%, 03/15/21	300	304,146
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	550	536,899
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	180	175,838
3.20%, 03/15/24 (Call 01/15/24)	185	181,285
3.50%, 03/15/27 (Call 12/15/26)	260	253,175

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.70%, 12/15/23 (Call 09/15/23)	$150	$151,478
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	65	63,782
United Technologies Corp.
1.50%, 11/01/19	450	442,017
1.95%, 11/01/21 (Call 10/01/21)	30	28,857
2.30%, 05/04/22 (Call 04/04/22)	250	241,422
2.65%, 11/01/26 (Call 08/01/26)	200	185,614
3.10%, 06/01/22	375	373,920
3.13%, 05/04/27 (Call 02/04/27)	340	322,708
4.50%, 04/15/20	150	155,680

		9,646,545
AGRICULTURE — 0.39%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	465	463,442
2.63%, 09/16/26 (Call 06/16/26)	35	32,330
2.85%, 08/09/22	519	510,084
4.00%, 01/31/24	315	324,277
4.75%, 05/05/21	350	368,354
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	150	138,107
4.48%, 03/01/21	250	261,495
BAT Capital Corp.
2.30%, 08/14/20[a]	250	245,497
2.76%, 08/15/22 (Call 07/15/22)[a]	420	408,349
3.22%, 08/15/24 (Call 06/15/24)[a]	285	275,162
3.56%, 08/15/27 (Call 05/15/27)[a]	600	573,714
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	200	188,332

Security	Principal (000s)	Value
3.50%, 11/24/20 (Call 10/24/20)	$120	$121,012
3.75%, 09/25/27 (Call 06/25/27)	135	130,461
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	250	242,042
2.13%, 05/10/23 (Call 03/10/23)	135	127,364
2.38%, 08/17/22 (Call 07/17/22)	75	72,326
2.50%, 08/22/22	150	145,422
2.63%, 02/18/22 (Call 01/18/22)	115	112,761
2.63%, 03/06/23	250	242,555
2.90%, 11/15/21	25	24,823
3.13%, 08/17/27 (Call 05/17/27)	150	144,044
3.25%, 11/10/24	250	246,215
3.38%, 08/11/25 (Call 05/11/25)	225	221,560
3.60%, 11/15/23	200	203,318
4.50%, 03/26/20	250	258,477
Reynolds American Inc.
3.25%, 06/12/20	100	100,462
4.45%, 06/12/25 (Call 03/12/25)	655	675,999
4.85%, 09/15/23	250	266,860
8.13%, 06/23/19	250	266,940

		7,391,784
AIRLINES — 0.08%
American Airlines Pass Through Trust
Series 2013-1, Class A
4.00%, 07/15/25	194	196,213
Series 2013-2, Class A
4.95%, 07/15/24	174	182,150
Delta Air Lines Inc.
2.60%, 12/04/20	120	118,500
3.63%, 03/15/22 (Call 02/15/22)	500	500,220
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	150	148,854

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.75%, 11/06/19 (Call 10/06/19)	$90	$89,995
3.00%, 11/15/26 (Call 08/15/26)	280	264,009
3.45%, 11/16/27 (Call 08/16/27)	50	48,585

		1,548,526
APPAREL — 0.03%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	350	323,071
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	100	99,597
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	100	101,875

		524,543
AUTO MANUFACTURERS — 0.81%
American Honda Finance Corp.
1.65%, 07/12/21	225	216,167
2.15%, 03/13/20	275	272,088
2.25%, 08/15/19	475	472,435
2.30%, 09/09/26	125	114,374
2.45%, 09/24/20	250	247,680
2.65%, 02/12/21	250	248,895
3.50%, 02/15/28	250	249,750
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	235	231,134
Ford Motor Credit Co. LLC
2.02%, 05/03/19	250	247,565
2.43%, 06/12/20	200	196,418
2.46%, 03/27/20	400	394,140
2.60%, 11/04/19	500	496,775
2.98%, 08/03/22 (Call 07/03/22)	200	193,700
3.16%, 08/04/20	500	498,395
3.20%, 01/15/21	450	446,922
3.22%, 01/09/22	300	295,422
3.34%, 03/28/22 (Call 02/28/22)	290	285,812

Security	Principal (000s)	Value
3.81%, 01/09/24 (Call 11/09/23)	$260	$256,196
4.13%, 08/04/25	800	785,784
4.25%, 09/20/22	355	361,390
5.88%, 08/02/21	400	428,792
8.13%, 01/15/20	200	217,916
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	5	4,930
General Motors Financial Co. Inc.
2.35%, 10/04/19	200	198,054
2.40%, 05/09/19	250	248,778
2.45%, 11/06/20	250	244,880
3.15%, 01/15/20 (Call 12/15/19)	500	500,800
3.15%, 06/30/22 (Call 05/30/22)	70	68,486
3.20%, 07/13/20 (Call 06/13/20)	150	150,047
3.20%, 07/06/21 (Call 06/06/21)	300	297,804
3.25%, 01/05/23 (Call 12/05/22)	25	24,473
3.45%, 01/14/22 (Call 12/14/21)	100	99,551
3.45%, 04/10/22 (Call 02/10/22)	100	99,347
3.50%, 11/07/24 (Call 09/07/24)	305	294,212
3.70%, 11/24/20 (Call 10/24/20)	523	528,648
3.70%, 05/09/23 (Call 03/09/23)	50	49,741
3.85%, 01/05/28 (Call 10/05/27)	25	23,742
4.00%, 01/15/25 (Call 10/15/24)	600	595,500
4.00%, 10/06/26 (Call 07/06/26)	275	268,436
4.20%, 03/01/21 (Call 02/01/21)	500	511,715
4.35%, 01/17/27 (Call 10/17/26)	240	239,302

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.38%, 09/25/21	$300	$308,679
5.25%, 03/01/26 (Call 12/01/25)	280	296,279
PACCAR Financial Corp.
1.30%, 05/10/19	75	73,967
1.95%, 02/27/20	50	49,354
2.05%, 11/13/20	35	34,355
2.30%, 08/10/22	150	145,124
2.80%, 03/01/21	25	25,013
Toyota Motor Credit Corp.
1.40%, 05/20/19	175	172,769
2.13%, 07/18/19	850	845,614
2.15%, 03/12/20	475	470,411
2.15%, 09/08/22	375	360,232
2.60%, 01/11/22	125	123,176
2.63%, 01/10/23	325	318,116
3.20%, 01/11/27	300	295,365
3.40%, 09/15/21	350	355,726

		15,480,376
AUTO PARTS & EQUIPMENT — 0.03%
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	65	63,588
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	212	222,863
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	250	257,537

		543,988
BANKS — 10.34%
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	250	246,505
2.25%, 06/13/19	100	99,454
2.30%, 06/01/21	750	731,587
2.55%, 11/23/21	250	244,680
2.63%, 05/19/22	300	292,896
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20	400	397,652
Banco Santander SA
3.13%, 02/23/23	200	194,534

Security	Principal (000s)	Value
4.25%, 04/11/27	$200	$199,504
5.18%, 11/19/25	200	209,282
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	250	244,763
2.50%, 10/21/22 (Call 10/21/21)	475	458,750
2.63%, 10/19/20	50	49,529
2.63%, 04/19/21	1,095	1,079,002
2.65%, 04/01/19	25	25,011
3.25%, 10/21/27 (Call 10/21/26)	50	47,462
3.30%, 01/11/23	675	672,826
3.50%, 04/19/26	425	419,394
3.88%, 08/01/25	450	455,989
4.00%, 04/01/24	550	564,272
4.00%, 01/22/25	525	527,940
4.10%, 07/24/23	550	568,458
4.13%, 01/22/24	950	981,986
4.20%, 08/26/24	605	618,292
4.25%, 10/22/26	300	303,324
4.45%, 03/03/26	780	799,781
5.49%, 03/15/19	200	205,678
7.63%, 06/01/19	2	2,120
(3 mo. LIBOR US + 0.370%)
2.74%, 01/23/22 (Call 01/23/21)[b]	275	272,184
(3 mo. LIBOR US + 0.660%)
2.37%, 07/21/21 (Call 07/21/20)[b]	25	24,625
(3 mo. LIBOR US + 0.790%)
3.00%, 12/20/23 (Call 12/20/22)[a,b]	1,739	1,701,525
(3 mo. LIBOR US + 0.810%)
3.37%, 01/23/26 (Call 01/23/25)[b]	25	24,478
(3 mo. LIBOR US + 0.930%)
2.82%, 07/21/23 (Call 07/21/22)[b]	550	536,486
(3 mo. LIBOR US + 1.021%)
2.88%, 04/24/23 (Call 04/24/22)[b]	710	696,474

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 1.040%)
3.42%, 12/20/28 (Call 12/20/27)[a,b]	$863	$825,649
(3 mo. LIBOR US + 1.090%)
3.09%, 10/01/25 (Call 10/01/24)[b]	260	251,607
(3 mo. LIBOR US + 1.160%)
3.12%, 01/20/23 (Call 01/20/22)[b]	340	337,263
(3 mo. LIBOR US + 1.370%)
3.59%, 07/21/28 (Call 07/21/27)[b]	500	487,540
(3 mo. LIBOR US + 1.512%)
3.71%, 04/24/28 (Call 04/24/27)[b]	900	884,529
Series L
2.25%, 04/21/20	835	824,571
3.95%, 04/21/25	230	230,032
Bank of Montreal
1.90%, 08/27/21	540	519,361
2.10%, 06/15/20	425	418,085
2.35%, 09/11/22	520	501,946
2.55%, 11/06/22 (Call 10/06/22)	100	97,115
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	250	242,673
2.20%, 05/15/19 (Call 04/15/19)	350	348,649
2.30%, 09/11/19 (Call 08/11/19)	200	198,816
2.45%, 11/27/20 (Call 10/27/20)	290	286,262
2.45%, 08/17/26 (Call 05/17/26)	155	141,403
2.50%, 04/15/21 (Call 03/15/21)	430	423,541
2.60%, 08/17/20 (Call 07/17/20)	275	272,995
2.80%, 05/04/26 (Call 02/04/26)	295	277,928
2.95%, 01/29/23 (Call 12/29/22)	105	103,783

Security	Principal (000s)	Value
3.00%, 02/24/25 (Call 01/24/25)	$235	$228,056
3.25%, 09/11/24 (Call 08/11/24)	140	138,666
3.25%, 05/16/27 (Call 02/16/27)	510	494,389
3.40%, 05/15/24 (Call 04/15/24)	200	200,044
3.65%, 02/04/24 (Call 01/05/24)	415	421,972
Series G
2.15%, 02/24/20 (Call 01/24/20)	25	24,701
Bank of Nova Scotia (The)
2.15%, 07/14/20	100	98,488
2.35%, 10/21/20	452	446,065
2.45%, 03/22/21	400	393,752
2.45%, 09/19/22	250	241,948
2.50%, 01/08/21	200	197,390
2.70%, 03/07/22	195	191,219
2.80%, 07/21/21	200	198,552
4.38%, 01/13/21	150	156,050
4.50%, 12/16/25	525	537,217
Bank One Corp.
7.63%, 10/15/26	25	31,170
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	245	241,884
6.75%, 05/22/19	100	104,717
Barclays PLC
2.75%, 11/08/19	400	397,684
2.88%, 06/08/20	500	495,690
3.20%, 08/10/21	550	544,687
3.65%, 03/16/25	410	394,887
3.68%, 01/10/23 (Call 01/10/22)	100	99,285
4.38%, 09/11/24	250	245,193
4.38%, 01/12/26	545	546,450
5.20%, 05/12/26	600	608,640
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	250	242,763
2.15%, 02/01/21 (Call 01/01/21)	100	97,911

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.45%, 01/15/20 (Call 12/15/19)	$500	$497,025
2.63%, 06/29/20 (Call 05/29/20)	125	124,190
2.75%, 04/01/22 (Call 03/01/22)	250	246,405
2.85%, 10/26/24 (Call 09/26/24)	100	96,770
3.95%, 03/22/22 (Call 02/22/22)	100	102,620
6.85%, 04/30/19	312	326,820
BNP Paribas SA
2.45%, 03/17/19	300	299,475
4.25%, 10/15/24	250	256,530
5.00%, 01/15/21	800	841,192
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	115	114,358
BPCE SA
2.25%, 01/27/20	250	246,608
2.50%, 07/15/19	250	248,920
2.65%, 02/03/21	250	246,165
3.38%, 12/02/26	250	243,300
4.00%, 04/15/24	250	255,360
Branch Banking & Trust Co.
2.25%, 06/01/20 (Call 05/01/20)	500	493,465
2.63%, 01/15/22 (Call 12/15/21)	250	245,598
2.85%, 04/01/21 (Call 03/01/21)	250	249,260
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	250	245,870
2.10%, 10/05/20	250	245,278
2.55%, 06/16/22	100	97,381
2.70%, 02/02/21	150	148,595
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	350	348,610
3.20%, 01/30/23 (Call 12/30/22)	270	264,943
3.20%, 02/05/25 (Call 01/05/25)	375	359,977

Security	Principal (000s)	Value
3.30%, 10/30/24 (Call 09/30/24)	$255	$247,483
3.75%, 04/24/24 (Call 03/24/24)	250	250,505
3.75%, 07/28/26 (Call 06/28/26)	300	286,296
3.75%, 03/09/27 (Call 02/09/27)	440	427,473
4.20%, 10/29/25 (Call 09/29/25)	270	267,913
4.75%, 07/15/21	350	366,464
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	350	336,815
2.35%, 01/31/20 (Call 12/31/19)	250	247,013
2.40%, 09/05/19 (Call 08/05/19)	250	248,152
2.95%, 07/23/21 (Call 06/23/21)	400	396,040
Citibank N.A.
2.13%, 10/20/20 (Call 09/20/20)	750	733,395
Citigroup Inc.
2.05%, 06/07/19	250	247,945
2.35%, 08/02/21	100	97,352
2.40%, 02/18/20	450	445,617
2.45%, 01/10/20 (Call 12/10/19)	375	371,944
2.50%, 07/29/19	350	348,813
2.55%, 04/08/19	375	374,475
2.65%, 10/26/20	550	544,269
2.70%, 03/30/21	900	889,344
2.70%, 10/27/22 (Call 09/27/22)	505	490,128
2.75%, 04/25/22 (Call 03/25/22)	475	464,863
2.90%, 12/08/21 (Call 11/08/21)	100	98,719
3.20%, 10/21/26 (Call 07/21/26)	640	610,490
3.30%, 04/27/25	300	292,734
3.40%, 05/01/26	438	425,530

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.50%, 05/15/23	$572	$569,906
3.70%, 01/12/26	700	695,541
3.75%, 06/16/24	100	100,835
3.88%, 10/25/23	300	305,730
3.88%, 03/26/25	900	896,742
4.00%, 08/05/24	200	202,188
4.05%, 07/30/22	50	51,181
4.30%, 11/20/26	75	76,165
4.40%, 06/10/25	475	487,654
4.45%, 09/29/27	70	71,519
4.50%, 01/14/22	908	948,261
4.60%, 03/09/26	455	471,075
5.38%, 08/09/20	125	131,649
5.50%, 09/13/25	575	628,797
(3 mo. LIBOR US + 0.722%)
3.14%, 01/24/23 (Call 01/24/22)[b]	260	257,704
(3 mo. LIBOR US + 0.950%)
2.88%, 07/24/23 (Call 07/24/22)[b]	500	488,480
(3 mo. LIBOR US + 1.151%)
3.52%, 10/27/28 (Call 10/27/27)[b]	200	192,878
(3 mo. LIBOR US + 1.563%)
3.89%, 01/10/28 (Call 01/10/27)[b]	100	99,673
Citizens Bank N.A./Providence RI
2.50%, 03/14/19 (Call 02/14/19)	500	499,155
2.55%, 05/13/21 (Call 04/13/21)	100	97,928
2.65%, 05/26/22 (Call 04/26/22)	250	243,100
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	300	292,389
Comerica Bank
2.50%, 06/02/20	250	247,325
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	85	84,417

Security	Principal (000s)	Value
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	$250	$248,557
2.30%, 03/12/20	250	246,988
2.40%, 11/02/20	365	359,773
2.55%, 03/15/21	250	246,580
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	248,437
3.88%, 04/10/25 (Call 03/10/25)	250	243,658
Cooperatieve Rabobank UA
3.75%, 07/21/26	500	485,440
3.88%, 02/08/22	350	357,399
3.95%, 11/09/22	500	507,690
4.50%, 01/11/21	375	390,011
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	550	541,568
2.75%, 01/10/22	250	246,073
2.75%, 01/10/23	250	243,805
Credit Suisse AG/New York NY
2.30%, 05/28/19	500	497,290
3.00%, 10/29/21	500	496,990
3.63%, 09/09/24	450	448,938
5.40%, 01/14/20	400	416,448
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	250	249,252
3.45%, 04/16/21	345	345,956
3.75%, 03/26/25	640	631,718
3.80%, 09/15/22	450	454,315
3.80%, 06/09/23	500	502,085
4.55%, 04/17/26	250	259,175
Deutsche Bank AG
2.85%, 05/10/19	640	639,142
2.95%, 08/20/20	627	621,100
3.13%, 01/13/21	200	198,348
3.38%, 05/12/21	265	263,434
4.10%, 01/13/26[c]	250	244,910
4.25%, 10/14/21	50	51,009
Deutsche Bank AG/London
3.70%, 05/30/24	615	600,166

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Deutsche Bank AG/New York NY
2.70%, 07/13/20	$25	$24,640
3.15%, 01/22/21	250	247,650
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	250	249,742
3.35%, 02/06/23 (Call 01/06/23)	250	248,230
3.45%, 07/27/26 (Call 04/27/26)	250	236,925
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	150	149,568
2.88%, 07/27/20 (Call 06/27/20)	200	199,630
3.50%, 03/15/22 (Call 02/15/22)	30	30,273
4.30%, 01/16/24 (Call 12/16/23)	200	206,698
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	200	196,576
2.25%, 06/14/21 (Call 05/14/21)	300	292,614
2.30%, 03/15/19 (Call 02/15/19)	200	199,496
2.38%, 04/25/19 (Call 03/25/19)	700	697,375
3.85%, 03/15/26 (Call 02/15/26)	200	198,686
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	350	339,360
Goldman Sachs Group Inc. (The)
2.00%, 04/25/19 (Call 03/25/19)	75	74,501
2.30%, 12/13/19 (Call 11/13/19)	305	302,249
2.35%, 11/15/21 (Call 11/15/20)	280	270,673
2.55%, 10/23/19	275	273,688
2.60%, 04/23/20 (Call 03/23/20)	135	134,032

Security	Principal (000s)	Value
2.60%, 12/27/20 (Call 12/27/19)	$250	$247,203
2.63%, 04/25/21 (Call 03/25/21)	440	432,621
2.75%, 09/15/20 (Call 08/15/20)	1,375	1,365,732
2.88%, 02/25/21 (Call 01/25/21)	555	550,715
3.00%, 04/26/22 (Call 04/26/21)	350	344,893
3.20%, 02/23/23 (Call 01/23/23)	80	78,746
3.50%, 01/23/25 (Call 10/23/24)	650	638,521
3.50%, 11/16/26 (Call 11/16/25)	525	505,932
3.63%, 01/22/23	175	176,101
3.75%, 05/22/25 (Call 02/22/25)	375	373,365
3.75%, 02/25/26 (Call 11/25/25)	100	98,876
3.85%, 07/08/24 (Call 04/08/24)	500	503,420
3.85%, 01/26/27 (Call 01/26/26)	750	739,807
4.00%, 03/03/24	800	815,024
4.25%, 10/21/25	725	731,083
5.25%, 07/27/21	750	798,877
5.38%, 03/15/20	500	523,675
5.75%, 01/24/22	1,000	1,085,840
5.95%, 01/15/27	85	95,701
6.00%, 06/15/20	125	133,229
(3 mo. LIBOR US + 0.821%)
2.88%, 10/31/22 (Call 10/31/21)[b]	500	490,530
(3 mo. LIBOR US + 0.990%)
2.91%, 07/24/23 (Call 07/24/22)[b]	300	291,945
(3 mo. LIBOR US + 1.201%)
3.27%, 09/29/25 (Call 09/29/24)[b]	285	274,951
(3 mo. LIBOR US + 1.510%)
3.69%, 06/05/28 (Call 06/05/27)[b]	100	97,012

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
HSBC Bank USA N.A.
4.88%, 08/24/20	$350	$364,441
HSBC Holdings PLC
2.65%, 01/05/22	400	389,580
2.95%, 05/25/21	400	396,520
3.40%, 03/08/21	500	502,665
3.90%, 05/25/26	500	501,025
4.00%, 03/30/22	400	409,764
4.25%, 03/14/24	500	505,750
4.25%, 08/18/25	200	199,084
4.30%, 03/08/26	600	618,030
4.38%, 11/23/26	250	251,165
5.10%, 04/05/21	450	474,637
(3 mo. LIBOR US + 1.055%)
3.26%, 03/13/23 (Call 03/13/22)[b]	540	536,063
(3 mo. LIBOR US + 1.546%)
4.04%, 03/13/28 (Call 03/13/27)[b]	550	551,259
HSBC USA Inc.
2.35%, 03/05/20	400	395,356
2.38%, 11/13/19	600	595,452
3.50%, 06/23/24	300	299,292
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	270	259,967
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	250	248,542
2.40%, 04/01/20 (Call 03/01/20)	250	247,258
2.50%, 08/07/22 (Call 07/07/22)	350	338,474
2.88%, 08/20/20 (Call 07/20/20)	250	249,265
Industrial & Commercial Bank of China Ltd./New York
2.64%, 05/26/21	500	489,605
ING Groep NV
3.95%, 03/29/27	500	500,470
Intesa Sanpaolo SpA
5.25%, 01/12/24	250	266,610

Security	Principal (000s)	Value
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)	$350	$347,676
2.20%, 10/22/19	450	446,233
2.25%, 01/23/20 (Call 12/23/19)	850	841,610
2.30%, 08/15/21 (Call 08/15/20)	50	48,698
2.40%, 06/07/21 (Call 05/07/21)	250	245,103
2.55%, 10/29/20 (Call 09/29/20)	700	693,343
2.55%, 03/01/21 (Call 02/01/21)	350	345,478
2.70%, 05/18/23 (Call 03/18/23)	750	727,770
2.75%, 06/23/20 (Call 05/23/20)	410	408,786
2.95%, 10/01/26 (Call 07/01/26)	375	352,965
2.97%, 01/15/23 (Call 01/15/22)	770	757,826
3.13%, 01/23/25 (Call 10/23/24)	50	48,552
3.20%, 01/25/23	371	369,564
3.20%, 06/15/26 (Call 03/15/26)	350	336,332
3.25%, 09/23/22	740	739,586
3.30%, 04/01/26 (Call 01/01/26)	402	389,803
3.38%, 05/01/23	824	818,562
3.63%, 05/13/24	600	603,186
3.63%, 12/01/27 (Call 12/01/26)	265	255,934
3.88%, 02/01/24	750	766,012
3.88%, 09/10/24	200	201,628
3.90%, 07/15/25 (Call 04/15/25)	450	456,772
4.13%, 12/15/26	250	253,037
4.25%, 10/15/20	975	1,008,004
4.35%, 08/15/21	500	520,440
4.40%, 07/22/20	75	77,620
4.50%, 01/24/22	800	838,008

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.63%, 05/10/21	$400	$419,448
4.95%, 03/25/20	340	354,243
(3 mo. LIBOR US + 0.935%)
2.78%, 04/25/23 (Call 04/25/22)[b]	650	636,168
(3 mo. LIBOR US + 0.945%)
3.51%, 01/23/29 (Call 01/23/28)[b]	400	387,680
(3 mo. LIBOR US + 1.155%)
3.22%, 03/01/25 (Call 03/01/24)[b]	520	510,198
(3 mo. LIBOR US + 1.337%)
3.78%, 02/01/28 (Call 02/01/27)[b]	500	498,025
(3 mo. LIBOR US + 1.380%)
3.54%, 05/01/28 (Call 05/01/27)[b]	250	243,825
JPMorgan Chase Bank N.A.
1.65%, 09/23/19 (Call 08/23/19)	250	246,345
(3 mo. LIBOR US + 0.280%)
2.60%, 02/01/21 (Call 02/01/20)[b]	250	249,160
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	250	240,285
2.40%, 06/09/22	250	241,955
2.50%, 11/22/21	410	401,144
KeyCorp
2.90%, 09/15/20	350	349,202
5.10%, 03/24/21	300	317,607
KfW
1.00%, 07/15/19	250	245,585
1.25%, 09/30/19	815	801,096
1.50%, 09/09/19	100	98,718
1.50%, 04/20/20	1,050	1,028,244
1.63%, 05/29/20	465	456,035
1.63%, 03/15/21	2,100	2,038,533
1.75%, 03/31/20	125	123,196
1.88%, 04/01/19	2,150	2,141,077
1.88%, 06/30/20	1,050	1,034,733
1.88%, 11/30/20	500	490,830
1.88%, 12/15/20[c]	100	98,075
2.00%, 09/29/22	25	24,139
2.00%, 05/02/25[c]	1,400	1,312,542

Security	Principal (000s)	Value
2.13%, 03/07/22	$1,105	$1,079,044
2.13%, 06/15/22	1,100	1,071,367
2.13%, 01/17/23	325	314,558
2.50%, 11/20/24	1,500	1,457,445
2.63%, 01/25/22	925	921,411
2.75%, 09/08/20	275	276,397
2.75%, 10/01/20	1,275	1,281,273
2.88%, 04/03/28	420	414,137
4.00%, 01/27/20	150	154,361
4.88%, 06/17/19	100	103,267
Korea Development Bank (The)
2.00%, 09/12/26	200	175,772
2.25%, 05/18/20	400	392,916
3.00%, 09/14/22	500	491,605
3.00%, 01/13/26	200	190,784
4.63%, 11/16/21	200	209,650
Landwirtschaftliche Rentenbank
1.38%, 10/23/19	250	246,035
1.75%, 04/15/19	100	99,419
2.00%, 01/13/25	550	516,868
2.25%, 10/01/21	50	49,269
2.38%, 06/10/25	425	408,153
Series 36
2.00%, 12/06/21	100	97,511
Lloyds Bank PLC
2.70%, 08/17/20	250	247,990
6.38%, 01/21/21	150	163,764
Lloyds Banking Group PLC
3.00%, 01/11/22	200	197,038
3.75%, 01/11/27	500	487,190
4.50%, 11/04/24	400	406,656
4.58%, 12/10/25	250	252,797
4.65%, 03/24/26	400	405,960
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	300	292,752
2.63%, 01/25/21 (Call 12/25/20)	250	247,663
2.90%, 02/06/25 (Call 01/06/25)	250	241,480
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	250	241,880
2.67%, 07/25/22	330	320,819

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.76%, 09/13/26	$250	$231,098
2.95%, 03/01/21	800	797,312
3.29%, 07/25/27	25	23,946
3.46%, 03/02/23	100	99,862
3.68%, 02/22/27	150	148,452
3.78%, 03/02/25	100	100,116
3.85%, 03/01/26	650	652,223
3.96%, 03/02/28	100	100,447
Mizuho Financial Group Inc.
2.27%, 09/13/21	250	241,665
2.60%, 09/11/22	250	241,540
3.17%, 09/11/27	250	236,620
3.55%, 03/05/23	250	250,000
3.66%, 02/28/27	205	202,224
4.02%, 03/05/28	250	250,000
Morgan Stanley
2.38%, 07/23/19	500	497,585
2.50%, 04/21/21	315	309,497
2.63%, 11/17/21	355	347,460
2.65%, 01/27/20	605	602,592
2.75%, 05/19/22	100	97,784
2.80%, 06/16/20	100	99,750
3.13%, 01/23/23	535	527,093
3.13%, 07/27/26	825	783,255
3.63%, 01/20/27	400	391,976
3.70%, 10/23/24	700	700,987
3.75%, 02/25/23	75	76,118
3.88%, 01/27/26	515	516,195
3.95%, 04/23/27	420	413,150
4.00%, 07/23/25	755	766,348
4.10%, 05/22/23	225	229,057
4.35%, 09/08/26	740	752,772
4.88%, 11/01/22	950	1,002,744
5.00%, 11/24/25	25	26,680
5.50%, 01/26/20	400	418,676
5.50%, 07/24/20	400	422,412
5.50%, 07/28/21	360	386,341
5.63%, 09/23/19	200	208,420
5.75%, 01/25/21	500	536,040
7.30%, 05/13/19	800	841,840
(3 mo. LIBOR US + 1.140%)
3.77%, 01/24/29 (Call 01/24/28)[b]	150	146,831

Security	Principal (000s)	Value
(3 mo. LIBOR US + 1.340%)
3.59%, 07/22/28 (Call 07/22/27)[b]	$500	$482,985
Series F
3.88%, 04/29/24	645	652,779
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	350	338,243
National Australia Bank Ltd./New York
1.88%, 07/12/21	50	48,051
2.50%, 05/22/22	300	291,036
2.50%, 07/12/26	250	228,583
2.63%, 07/23/20	500	496,665
2.63%, 01/14/21	250	247,143
2.80%, 01/10/22	250	246,613
3.38%, 01/14/26	250	244,920
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	250	246,303
Northern Trust Corp.
3.38%, 08/23/21	150	152,552
3.45%, 11/04/20	113	115,209
3.95%, 10/30/25	100	102,827
Oesterreichische Kontrollbank AG
1.13%, 04/26/19	560	552,328
1.38%, 02/10/20	650	636,733
1.50%, 10/21/20	425	413,159
1.88%, 01/20/21	250	244,815
2.38%, 10/01/21	150	148,277
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[d]	250	243,375
2.30%, 06/01/20 (Call 05/02/20)[d]	500	494,270
2.45%, 11/05/20 (Call 10/06/20)[d]	250	246,825
2.50%, 01/22/21 (Call 12/23/20)[d]	250	246,598
2.70%, 11/01/22 (Call 10/01/22)[d]	250	242,978
3.25%, 06/01/25 (Call 05/02/25)[d]	250	245,955
4.20%, 11/01/25 (Call 10/02/25)[d]	500	517,215

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)[d]	$150	$144,236
3.30%, 03/08/22 (Call 02/06/22)[d]	400	403,180
3.90%, 04/29/24 (Call 03/29/24)[d]	250	255,017
4.38%, 08/11/20[d]	400	413,464
6.88%, 05/15/19[d]	650	680,816
RBC USA Holdco Corp.
5.25%, 09/15/20	300	317,061
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)	275	275,869
Royal Bank of Canada
1.63%, 04/15/19	250	247,373
2.13%, 03/02/20	200	197,438
2.15%, 03/15/19	250	248,985
2.15%, 03/06/20	225	222,138
2.35%, 10/30/20	494	488,062
4.65%, 01/27/26	450	466,767
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	550	546,738
4.80%, 04/05/26	450	466,528
6.40%, 10/21/19	250	263,052
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	150	148,790
3.70%, 03/28/22 (Call 02/28/22)[a]	50	49,965
4.40%, 07/13/27 (Call 06/13/27)[a]	170	169,393
4.50%, 07/17/25 (Call 04/17/25)	375	380,449
Santander UK Group Holdings PLC
2.88%, 10/16/20	300	297,771
2.88%, 08/05/21	250	245,370
3.13%, 01/08/21	345	343,399
3.57%, 01/10/23 (Call 01/10/22)	100	99,225
(3 mo. LIBOR US + 1.400%)
3.82%, 11/03/28 (Call 11/03/27)[b]	200	190,686

Security	Principal (000s)	Value
Santander UK PLC
2.38%, 03/16/20	$525	$518,485
2.50%, 03/14/19	250	249,697
4.00%, 03/13/24	365	371,898
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250	239,373
2.30%, 03/11/20	500	494,415
State Street Corp.
1.95%, 05/19/21	160	155,123
2.65%, 05/19/26	345	322,016
3.55%, 08/18/25	400	401,308
3.70%, 11/20/23	325	333,401
4.38%, 03/07/21	300	312,843
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	500	496,525
2.45%, 01/16/20	1,150	1,140,478
2.45%, 10/20/20	500	494,030
3.65%, 07/23/25	250	251,020
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	5	4,823
2.78%, 10/18/22	215	209,300
2.85%, 01/11/22	250	245,918
2.93%, 03/09/21	175	174,158
3.01%, 10/19/26	250	235,525
3.10%, 01/17/23	100	98,607
3.35%, 10/18/27[c]	535	515,307
3.36%, 07/12/27	250	241,045
3.45%, 01/11/27	650	632,346
3.54%, 01/17/28	110	107,358
3.78%, 03/09/26	325	324,512
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	250	241,970
3.00%, 02/02/23 (Call 01/02/23)	150	147,842
3.30%, 05/15/26 (Call 04/15/26)	250	239,953
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	380	372,643
2.90%, 03/03/21 (Call 02/03/21)	240	239,016

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
SVB Financial Group
3.50%, 01/29/25	$200	$194,770
Svenska Handelsbanken AB
1.50%, 09/06/19	250	245,500
1.88%, 09/07/21	250	239,150
2.40%, 10/01/20	250	246,515
2.45%, 03/30/21	250	245,098
Synovus Financial Corp.
3.13%, 11/01/22 (Call 10/01/22)	150	146,213
Toronto-Dominion Bank (The)
1.80%, 07/13/21	575	553,754
1.90%, 10/24/19	750	741,015
2.13%, 07/02/19	400	397,636
2.13%, 04/07/21	575	561,160
2.25%, 11/05/19	300	297,921
2.50%, 12/14/20	275	272,440
2.55%, 01/25/21	250	247,707
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	250	248,962
2.35%, 01/29/21 (Call 12/29/20)	250	246,223
2.63%, 01/24/22 (Call 12/23/21)	250	246,053
2.95%, 07/15/22 (Call 06/15/22)	286	282,994
3.10%, 04/27/26 (Call 03/27/26)	385	368,102
3.70%, 01/30/24 (Call 12/29/23)	175	179,223
4.13%, 05/24/21 (Call 04/23/21)	100	103,579
Series F
3.60%, 09/11/24 (Call 08/11/24)	275	277,973
Series V
2.38%, 07/22/26 (Call 06/22/26)	250	227,628
Series X
3.15%, 04/27/27 (Call 03/27/27)	100	96,243

Security	Principal (000s)	Value
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	$450	$446,017
2.80%, 01/27/25 (Call 12/27/24)	250	239,845
2.85%, 01/23/23 (Call 12/23/22)	350	344,491
UBS AG/Stamford CT
2.35%, 03/26/20	500	494,275
2.38%, 08/14/19	500	497,640
Wells Fargo & Co.
2.10%, 07/26/21	750	724,582
2.13%, 04/22/19	650	646,210
2.50%, 03/04/21	740	726,909
2.55%, 12/07/20	410	404,629
2.60%, 07/22/20	799	792,568
3.00%, 02/19/25	600	576,672
3.00%, 04/22/26	925	875,531
3.00%, 10/23/26	550	519,332
3.07%, 01/24/23 (Call 01/24/22)	150	147,848
3.30%, 09/09/24	400	394,372
3.50%, 03/08/22	325	327,473
3.55%, 09/29/25	826	818,302
4.10%, 06/03/26	635	636,048
4.30%, 07/22/27	200	202,656
4.48%, 01/16/24	300	313,005
4.60%, 04/01/21	555	579,376
(3 mo. LIBOR US + 1.310%)
3.58%, 05/22/28 (Call 05/22/27)[b]	460	449,144
Series M
3.45%, 02/13/23	475	471,637
Series N
2.15%, 01/30/20	600	591,540
Wells Fargo Bank N.A.
1.75%, 05/24/19	500	495,335
2.15%, 12/06/19	500	494,545
2.40%, 01/15/20	250	247,935
2.60%, 01/15/21	250	246,773
Westpac Banking Corp.
1.60%, 08/19/19	325	319,884
1.65%, 05/13/19	150	148,284

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.00%, 08/19/21	$250	$241,430
2.10%, 05/13/21	355	344,705
2.15%, 03/06/20	250	246,650
2.30%, 05/26/20	100	98,740
2.50%, 06/28/22	300	291,180
2.60%, 11/23/20	500	495,430
2.65%, 01/25/21	100	99,016
2.70%, 08/19/26	250	231,940
2.75%, 01/11/23	250	243,370
2.80%, 01/11/22	100	98,741
2.85%, 05/13/26	295	277,601
3.35%, 03/08/27	300	291,147
3.40%, 01/25/28	115	111,589
4.88%, 11/19/19	400	413,948

		196,771,677
BEVERAGES — 0.84%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	145	140,849
2.65%, 02/01/21 (Call 01/01/21)	1,465	1,451,493
3.30%, 02/01/23 (Call 12/01/22)	1,315	1,309,674
3.65%, 02/01/26 (Call 11/01/25)	1,825	1,806,385
3.70%, 02/01/24	500	508,355
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	750	729,465
5.38%, 01/15/20	600	627,858
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	150	149,361
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	125	123,436
Coca-Cola Co. (The)
1.38%, 05/30/19	85	83,956
1.55%, 09/01/21	450	432,058
1.88%, 10/27/20	250	245,160
2.25%, 09/01/26	165	152,462
2.45%, 11/01/20	350	348,873
2.55%, 06/01/26	125	118,267

Security	Principal (000s)	Value
2.88%, 10/27/25	$300	$291,708
2.90%, 05/25/27	200	193,176
3.15%, 11/15/20	69	69,825
3.20%, 11/01/23	295	298,561
3.30%, 09/01/21	255	258,802
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	264	263,752
Constellation Brands Inc.
2.70%, 05/09/22 (Call 04/09/22)	250	244,060
3.20%, 02/15/23 (Call 01/15/23)	150	148,386
3.70%, 12/06/26 (Call 09/06/26)	550	543,059
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	150	145,542
Diageo Investment Corp.
2.88%, 05/11/22	325	322,426
Dr Pepper Snapple Group Inc.
2.55%, 09/15/26 (Call 06/15/26)	215	192,470
3.13%, 12/15/23 (Call 10/15/23)	250	244,190
Molson Coors Brewing Co.
1.45%, 07/15/19	25	24,565
1.90%, 03/15/19	50	49,589
2.10%, 07/15/21 (Call 06/15/21)	650	626,262
3.00%, 07/15/26 (Call 04/15/26)	315	294,430
PepsiCo Inc.
1.35%, 10/04/19	230	225,973
1.55%, 05/02/19	100	99,034
2.15%, 10/14/20 (Call 09/14/20)	600	591,720
2.25%, 05/02/22 (Call 04/02/22)	400	388,756
2.38%, 10/06/26 (Call 07/06/26)	440	405,121
2.75%, 03/05/22	375	371,910
2.75%, 03/01/23	20	19,773
2.75%, 04/30/25 (Call 01/30/25)	100	96,589

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.85%, 02/24/26 (Call 11/24/25)	$275	$263,651
3.00%, 08/25/21	201	202,252
3.10%, 07/17/22 (Call 05/17/22)	50	50,266
3.13%, 11/01/20	200	202,046
3.60%, 03/01/24 (Call 12/01/23)	550	560,769

		15,916,315
BIOTECHNOLOGY — 0.53%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	180	172,604
1.90%, 05/10/19	50	49,624
2.13%, 05/01/20 (Call 04/01/20)	300	295,344
2.20%, 05/22/19 (Call 04/22/19)	250	248,765
2.60%, 08/19/26 (Call 05/19/26)	340	311,311
2.65%, 05/11/22 (Call 04/11/22)	190	185,639
3.13%, 05/01/25 (Call 02/01/25)	25	24,205
3.45%, 10/01/20	15	15,210
3.63%, 05/22/24 (Call 02/22/24)	600	603,816
3.88%, 11/15/21 (Call 08/15/21)	795	814,008
4.10%, 06/15/21 (Call 03/15/21)	100	103,092
4.50%, 03/15/20	200	206,256
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	250	248,550
4.00%, 06/23/25 (Call 03/23/25)	500	498,180
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	165	172,118
Biogen Inc.
2.90%, 09/15/20	280	279,698
3.63%, 09/15/22	25	25,301
4.05%, 09/15/25 (Call 06/15/25)	482	492,628

Security	Principal (000s)	Value
Celgene Corp.
2.25%, 05/15/19	$225	$223,776
2.25%, 08/15/21	200	194,186
2.88%, 08/15/20	100	99,762
3.25%, 08/15/22	260	258,658
3.55%, 08/15/22	75	75,416
3.63%, 05/15/24 (Call 02/15/24)	150	149,151
3.88%, 08/15/25 (Call 05/15/25)	515	513,599
3.90%, 02/20/28 (Call 11/20/27)	250	245,875
3.95%, 10/15/20	245	250,819
4.00%, 08/15/23	250	255,315
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	195	186,490
2.05%, 04/01/19	250	248,780
2.55%, 09/01/20	990	983,228
2.95%, 03/01/27 (Call 12/01/26)	170	160,075
3.25%, 09/01/22 (Call 07/01/22)	205	205,644
3.50%, 02/01/25 (Call 11/01/24)	575	572,568
3.65%, 03/01/26 (Call 12/01/25)	325	324,919
3.70%, 04/01/24 (Call 01/01/24)	374	379,868
4.50%, 04/01/21 (Call 01/01/21)	100	104,351

		10,178,829
BUILDING MATERIALS — 0.08%
Fortune Brands Home & Security Inc.
3.00%, 06/15/20 (Call 05/15/20)	100	99,972
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)[e]	25	25,296
3.75%, 12/01/21 (Call 09/01/21)	200	204,274
3.90%, 02/14/26 (Call 11/14/25)	100	101,297

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.25%, 03/01/21	$36	$37,185
Lennox International Inc.
3.00%, 11/15/23 (Call 09/15/23)	80	77,919
Martin Marietta Materials Inc.
3.50%, 12/15/27 (Call 09/15/27)	250	240,093
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	50	50,347
4.38%, 04/01/26 (Call 01/01/26)	115	117,929
4.45%, 04/01/25 (Call 01/01/25)	150	155,030
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	150	154,017
4.20%, 12/01/24 (Call 09/01/24)	250	255,982

		1,519,341
CHEMICALS — 0.53%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	150	149,432
3.50%, 06/01/23 (Call 03/01/23)	125	125,231
Air Products & Chemicals Inc.
3.35%, 07/31/24 (Call 04/30/24)	250	252,135
Airgas Inc.
3.65%, 07/15/24 (Call 04/15/24)	175	178,190
Cabot Corp.
3.70%, 07/15/22	130	131,192
Celanese U.S. Holdings LLC
4.63%, 11/15/22	35	36,454
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	320	315,546
3.50%, 10/01/24 (Call 07/01/24)	240	238,920
4.13%, 11/15/21 (Call 08/15/21)	100	103,402

Security	Principal (000s)	Value
4.25%, 11/15/20 (Call 08/15/20)	$405	$417,008
8.55%, 05/15/19	450	480,514
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	170	169,745
3.60%, 08/15/22 (Call 05/15/22)	195	197,406
3.80%, 03/15/25 (Call 12/15/24)	125	127,044
EI du Pont de Nemours & Co.
2.80%, 02/15/23	365	358,372
3.63%, 01/15/21	225	229,477
4.25%, 04/01/21	375	389,411
4.63%, 01/15/20	225	233,314
5.75%, 03/15/19	75	77,304
FMC Corp.
4.10%, 02/01/24 (Call 11/01/23)	90	91,177
LYB International Finance BV
4.00%, 07/15/23	50	51,118
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)	165	160,477
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	145	147,758
5.75%, 04/15/24 (Call 01/15/24)	250	276,940
6.00%, 11/15/21 (Call 08/17/21)	400	434,764
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	200	199,352
Monsanto Co.
2.13%, 07/15/19	355	352,071
3.38%, 07/15/24 (Call 04/15/24)	235	233,155
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	250	252,322
4.25%, 11/15/23 (Call 08/15/23)	200	205,706

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	$150	$142,460
3.63%, 03/15/24 (Call 12/15/23)	244	244,456
4.00%, 12/15/26 (Call 09/15/26)	150	150,768
6.50%, 05/15/19	125	130,155
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	150	149,175
3.60%, 11/15/20	200	204,002
3.75%, 03/15/28 (Call 12/15/27)	100	100,177
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	100	96,739
2.65%, 02/05/25 (Call 11/05/24)	70	67,303
2.70%, 02/21/23 (Call 11/21/22)	75	73,693
3.00%, 09/01/21	100	100,359
3.20%, 01/30/26 (Call 10/30/25)	25	24,852
4.05%, 03/15/21	100	103,436
4.50%, 08/15/19	256	263,048
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)	100	98,006
Sherwin-Williams Co. (The)
2.25%, 05/15/20	150	147,879
2.75%, 06/01/22 (Call 05/01/22)	385	375,714
3.45%, 06/01/27 (Call 03/01/27)	200	192,570
4.20%, 01/15/22 (Call 10/15/21)	150	154,291
Syngenta Finance NV
3.13%, 03/28/22	200	192,918
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	385	375,067

		10,002,005

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.20%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	$415	$410,638
3.38%, 09/15/25 (Call 06/15/25)	165	165,650
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	475	484,661
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	120	115,952
2.70%, 11/01/26 (Call 08/01/26)	325	303,651
3.25%, 01/14/23 (Call 11/14/22)	315	315,057
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	198,374
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)[a]	250	241,633
4.88%, 02/15/24 (Call 11/15/23)	250	266,768
5.50%, 09/01/20	120	126,962
Princeton University
Series A
4.95%, 03/01/19	75	76,625
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	495	468,161
3.30%, 08/14/20 (Call 07/14/20)	85	85,762
Total System Services Inc.
4.80%, 04/01/26 (Call 01/01/26)	90	94,417
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	250	250,940
5.80%, 05/01/21	105	112,973
Western Union Co. (The)
5.25%, 04/01/20	66	68,742

		3,786,966

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
COMPUTERS — 1.06%
Apple Inc.
1.10%, 08/02/19	$50	$49,080
1.55%, 02/07/20	200	196,406
1.55%, 08/04/21 (Call 07/04/21)	465	445,461
1.90%, 02/07/20	100	98,869
2.00%, 11/13/20	250	245,845
2.10%, 05/06/19	300	298,920
2.15%, 02/09/22	275	267,162
2.25%, 02/23/21 (Call 01/23/21)	930	915,678
2.30%, 05/11/22 (Call 04/11/22)	200	194,708
2.40%, 01/13/23 (Call 12/13/22)	250	242,440
2.40%, 05/03/23	400	386,808
2.45%, 08/04/26 (Call 05/04/26)	30	27,756
2.50%, 02/09/22 (Call 01/09/22)	365	359,171
2.50%, 02/09/25	110	104,105
2.70%, 05/13/22	1,000	991,460
2.75%, 01/13/25 (Call 11/13/24)	265	254,925
2.85%, 05/06/21	1,000	1,001,260
2.85%, 02/23/23 (Call 12/23/22)	650	642,681
2.90%, 09/12/27 (Call 06/12/27)	500	472,945
3.00%, 02/09/24 (Call 12/09/23)	5	4,935
3.20%, 05/13/25	690	682,983
3.20%, 05/11/27 (Call 02/11/27)	745	725,623
3.25%, 02/23/26 (Call 11/23/25)	610	600,923
3.35%, 02/09/27 (Call 11/09/26)	330	325,317
3.45%, 05/06/24	652	656,681
Dell International LLC/EMC Corp.
3.48%, 06/01/19[a]	100	100,644
4.42%, 06/15/21 (Call 05/15/21)[a]	1,390	1,418,926

Security	Principal (000s)	Value
5.45%, 06/15/23 (Call 04/15/23)[a]	$1,000	$1,054,260
6.02%, 06/15/26 (Call 03/15/26)[a]	555	592,723
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)	175	179,016
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	750	758,175
4.40%, 10/15/22 (Call 08/15/22)	315	326,409
4.90%, 10/15/25 (Call 07/15/25)	420	434,062
HP Inc.
4.05%, 09/15/22	164	168,528
4.30%, 06/01/21	315	325,918
4.65%, 12/09/21	485	507,970
IBM Credit LLC
1.80%, 01/20/21	100	97,209
2.65%, 02/05/21	100	99,368
3.00%, 02/06/23	100	99,052
International Business Machines Corp.
1.63%, 05/15/20	500	488,980
1.80%, 05/17/19	100	99,181
1.88%, 08/01/22	300	284,898
2.88%, 11/09/22	450	444,564
2.90%, 11/01/21	450	449,095
3.38%, 08/01/23	400	403,196
3.45%, 02/19/26	500	500,820
3.63%, 02/12/24	300	305,325
NetApp Inc.
3.38%, 06/15/21 (Call 04/15/21)	60	60,218
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)[a]	75	74,245
4.75%, 06/01/23	325	327,096
4.75%, 01/01/25	75	72,654
4.88%, 03/01/24 (Call 01/01/24)[a]	250	249,830

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.88%, 06/01/27 (Call 03/01/27)	$25	$23,873

		20,138,377
COSMETICS & PERSONAL CARE — 0.20%
Colgate-Palmolive Co.
2.25%, 11/15/22	250	242,557
2.30%, 05/03/22	250	244,460
2.45%, 11/15/21	200	198,040
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	90	86,860
3.15%, 03/15/27 (Call 12/15/26)	155	150,767
Procter & Gamble Co. (The)
1.70%, 11/03/21	185	177,850
1.90%, 11/01/19	125	123,981
1.90%, 10/23/20	250	245,832
2.30%, 02/06/22	625	612,287
2.45%, 11/03/26	125	115,954
2.70%, 02/02/26	135	128,847
2.85%, 08/11/27	250	238,295
Unilever Capital Corp.
1.38%, 07/28/21	250	238,160
2.00%, 07/28/26	250	223,375
2.20%, 05/05/22 (Call 04/05/22)	250	242,413
2.90%, 05/05/27 (Call 02/05/27)	250	238,088
4.25%, 02/10/21	250	259,870

		3,767,636
DIVERSIFIED FINANCIAL SERVICES — 1.31%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%, 02/01/22 (Call 01/01/22)	500	505,030
4.25%, 07/01/20	250	255,560
4.50%, 05/15/21	300	308,949
4.63%, 10/30/20	350	361,900
Affiliated Managers Group Inc.
3.50%, 08/01/25	150	146,820
4.25%, 02/15/24	100	102,859
Air Lease Corp.
2.13%, 01/15/20	115	113,411

Security	Principal (000s)	Value
2.63%, 07/01/22 (Call 06/01/22)	$165	$159,525
2.75%, 01/15/23 (Call 12/15/22)	100	96,652
3.00%, 09/15/23 (Call 07/15/23)	170	164,689
3.25%, 03/01/25 (Call 01/01/25)	50	48,006
3.38%, 06/01/21 (Call 05/01/21)	110	110,484
3.63%, 04/01/27 (Call 01/01/27)	80	76,343
3.63%, 12/01/27 (Call 09/01/27)	100	95,627
3.75%, 02/01/22 (Call 12/01/21)	50	50,699
4.25%, 09/15/24 (Call 06/15/24)	250	256,382
4.75%, 03/01/20	150	155,228
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	500	483,495
2.65%, 12/02/22	800	777,704
3.63%, 12/05/24 (Call 11/04/24)	150	150,024
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	150	147,539
1.88%, 05/03/19 (Call 04/03/19)	30	29,750
2.13%, 03/18/19	825	821,956
2.25%, 08/15/19	450	447,439
2.25%, 05/05/21 (Call 04/04/21)	755	736,623
2.38%, 05/26/20 (Call 04/25/20)	460	454,853
2.70%, 03/03/22 (Call 01/31/22)	260	254,938
3.30%, 05/03/27 (Call 04/03/27)	150	145,421
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	70	66,138

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.00%, 10/15/23	$390	$403,155
5.30%, 03/15/20	240	251,810
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	250	243,220
4.25%, 06/02/26 (Call 03/02/26)	100	100,364
Brookfield Finance LLC
4.00%, 04/01/24 (Call 02/01/24)	25	25,278
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	100	97,581
3.00%, 03/10/25 (Call 12/10/24)	80	77,771
3.20%, 03/02/27 (Call 12/02/26)	215	209,268
3.20%, 01/25/28 (Call 10/25/27)	125	120,744
4.45%, 07/22/20	347	361,265
CME Group Inc.
3.00%, 09/15/22	225	224,208
3.00%, 03/15/25 (Call 12/15/24)	215	209,991
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	150	146,825
3.85%, 11/21/22	475	477,541
3.95%, 11/06/24 (Call 08/06/24)	200	199,824
4.10%, 02/09/27 (Call 11/09/26)	35	34,552
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	90	87,799
Eaton Vance Corp.
3.50%, 04/06/27 (Call 01/06/27)	275	271,513
Franklin Resources Inc.
2.80%, 09/15/22	250	245,257
2.85%, 03/30/25	125	120,918
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	816	798,268

Security	Principal (000s)	Value
3.37%, 11/15/25	$550	$529,364
Genpact Luxembourg Sarl
3.70%, 04/01/22 (Call 03/01/22)[a]	150	147,147
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	400	398,304
3.10%, 09/15/27 (Call 06/15/27)	125	119,903
3.75%, 12/01/25 (Call 09/01/25)	315	320,194
4.00%, 10/15/23	140	144,987
International Lease Finance Corp.
5.88%, 04/01/19	500	516,090
5.88%, 08/15/22	150	163,563
6.25%, 05/15/19	300	310,977
8.25%, 12/15/20	200	225,046
8.63%, 01/15/22	100	117,947
Invesco Finance PLC
3.13%, 11/30/22	150	148,671
4.00%, 01/30/24	265	273,859
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	175	182,481
Jefferies Group LLC
5.13%, 01/20/23	125	132,859
6.88%, 04/15/21	250	275,072
8.50%, 07/15/19	25	26,811
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.85%, 01/15/27	205	211,533
Lazard Group LLC
3.75%, 02/13/25	280	277,945
4.25%, 11/14/20	200	206,344
Legg Mason Inc.
4.75%, 03/15/26	35	36,581
Mastercard Inc.
2.00%, 04/01/19	58	57,725
2.95%, 11/21/26 (Call 08/21/26)	140	134,540
3.38%, 04/01/24	315	315,444
3.50%, 02/26/28 (Call 11/26/27)	70	70,156

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	$150	$148,658
4.25%, 06/01/24 (Call 03/01/24)	150	154,065
5.55%, 01/15/20	180	188,377
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	250	245,325
2.30%, 11/15/19 (Call 10/15/19)	225	223,450
2.30%, 11/01/20 (Call 10/01/20)	200	197,308
2.40%, 04/25/22 (Call 03/25/22)	100	97,138
2.70%, 02/15/23 (Call 12/15/22)	200	195,116
3.05%, 02/15/22 (Call 11/15/21)	200	199,538
3.25%, 11/01/25 (Call 08/01/25)	160	157,802
3.40%, 11/15/23 (Call 08/15/23)	150	150,963
3.40%, 02/07/28 (Call 11/07/27)	250	245,852
Nomura Holdings Inc.
6.70%, 03/04/20	325	348,029
ORIX Corp.
2.90%, 07/18/22	65	63,569
3.25%, 12/04/24	315	305,915
Raymond James Financial Inc.
3.63%, 09/15/26	150	146,483
Stifel Financial Corp.
4.25%, 07/18/24	195	196,119
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	375	375,184
3.70%, 08/04/26 (Call 05/04/26)	250	238,912
4.25%, 08/15/24 (Call 05/15/24)	300	302,262
4.50%, 07/23/25 (Call 04/24/25)	350	355,663

Security	Principal (000s)	Value
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	$415	$412,278
3.30%, 04/01/27 (Call 01/01/27)	35	34,136
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	10	9,627
2.20%, 12/14/20 (Call 11/14/20)	930	918,217
2.75%, 09/15/27 (Call 06/15/27)	110	103,568
2.80%, 12/14/22 (Call 10/14/22)	670	661,250
3.15%, 12/14/25 (Call 09/14/25)	502	492,738
Washington Prime Group LP
5.95%, 08/15/24 (Call 06/15/24)	150	148,359

		24,890,640
ELECTRIC — 1.47%
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	250	241,017
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	155	149,733
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	125	124,330
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	175	171,803
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	175	173,040
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	145	137,224
8.75%, 03/01/19	250	264,605
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	80	79,559

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.75%, 11/15/23 (Call 08/15/23)	$70	$71,642
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	400	412,724
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	100	96,348
Series AA
3.00%, 02/01/27 (Call 11/01/26)	200	191,904
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	35	33,834
CMS Energy Corp.
6.25%, 02/01/20	300	318,216
Commonwealth Edison Co.
2.95%, 08/15/27 (Call 05/15/27)	110	105,122
Consolidated Edison Co. of New York Inc.
6.65%, 04/01/19	175	182,191
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	50	49,624
3.38%, 08/15/23 (Call 05/15/23)	225	226,237
6.13%, 03/15/19	105	108,651
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	300	297,618
2.75%, 01/15/22 (Call 12/15/21)	250	244,912
3.90%, 10/01/25 (Call 07/01/25)	100	100,880
4.45%, 03/15/21	200	207,802
5.20%, 08/15/19	250	257,570
Series C
2.00%, 08/15/21 (Call 07/15/21)	100	96,131
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	270	274,101

Security	Principal (000s)	Value
3.80%, 03/15/27 (Call 12/15/26)	$100	$100,046
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	55	54,567
2.85%, 10/01/26 (Call 07/01/26)	300	278,706
3.30%, 06/15/22 (Call 04/15/22)	225	224,363
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	275	266,909
2.95%, 12/01/26 (Call 09/01/26)	20	19,176
3.05%, 03/15/23 (Call 02/15/23)	330	328,957
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	255	244,155
2.65%, 09/01/26 (Call 06/01/26)	265	243,130
3.05%, 08/15/22 (Call 05/15/22)	150	148,802
3.15%, 08/15/27 (Call 05/15/27)	125	118,363
3.55%, 09/15/21 (Call 06/15/21)	200	202,958
3.75%, 04/15/24 (Call 01/15/24)	230	233,075
5.05%, 09/15/19	262	270,984
Duke Energy Indiana LLC
3.75%, 07/15/20	75	76,665
Duke Energy Ohio Inc.
5.45%, 04/01/19	200	205,806
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	100	99,269
3.00%, 09/15/21 (Call 06/15/21)	150	150,618
3.25%, 08/15/25 (Call 05/15/25)	215	212,745
Edison International
2.13%, 04/15/20	250	246,285

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.40%, 09/15/22 (Call 08/15/22)	$265	$254,633
2.95%, 03/15/23 (Call 01/15/23)	250	244,342
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	165	161,895
3.55%, 06/15/26 (Call 03/15/26)	275	264,429
Entergy Arkansas Inc.
3.70%, 06/01/24 (Call 03/01/24)	275	280,558
3.75%, 02/15/21 (Call 11/15/20)	200	204,314
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	325	305,623
4.00%, 07/15/22 (Call 05/15/22)	355	363,839
Entergy Gulf States Louisiana LLC
5.59%, 10/01/24	20	22,569
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	30	27,460
Eversource Energy
Series M 3.30%, 01/15/28 (Call 10/15/27)	75	72,270
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	505	502,192
3.40%, 04/15/26 (Call 01/15/26)	200	194,356
3.50%, 06/01/22 (Call 05/01/22)	300	299,787
3.95%, 06/15/25 (Call 03/15/25)	300	303,306
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	175	174,954
3.40%, 03/15/22 (Call 02/15/22)	150	150,305
4.00%, 10/01/20 (Call 07/01/20)	15	15,322

Security	Principal (000s)	Value
4.25%, 06/15/22 (Call 03/15/22)	$265	$273,284
FirstEnergy Corp.
Series A
2.85%, 07/15/22 (Call 05/15/22)	70	67,955
Series B
3.90%, 07/15/27 (Call 04/15/27)	160	158,165
4.25%, 03/15/23 (Call 12/15/22)	100	102,932
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	150	150,618
Fortis Inc./Canada
3.06%, 10/04/26 (Call 07/04/26)	365	339,501
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	175	169,682
4.25%, 12/01/19	100	102,681
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	52,083
Hydro-Quebec
9.40%, 02/01/21	502	590,462
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)[a]	115	112,091
3.35%, 11/15/27 (Call 08/15/27)[a]	250	240,352
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	50,583
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	200	203,678
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	250	249,470
3.50%, 10/15/24 (Call 07/15/24)	150	152,639
Nevada Power Co.
7.13%, 03/15/19	350	366,212

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
NextEra Energy Capital Holdings Inc.
2.30%, 04/01/19	$225	$224,068
2.40%, 09/15/19 (Call 08/15/19)	50	49,739
2.70%, 09/15/19 (Call 08/15/19)	75	74,928
3.55%, 05/01/27 (Call 02/01/27)	225	220,329
4.50%, 06/01/21 (Call 03/01/21)	100	103,933
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	205	197,472
2.20%, 08/15/20 (Call 07/15/20)	220	217,206
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	241,735
3.20%, 05/15/27 (Call 02/15/27)	170	165,267
Oglethorpe Power Corp.
6.10%, 03/15/19	175	180,714
Ohio Power Co.
Series M 5.38%, 10/01/21	150	162,217
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	25	25,836
7.00%, 09/01/22	225	259,753
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	100	98,755
3.40%, 08/15/24 (Call 05/15/24)	260	256,766
3.50%, 10/01/20 (Call 07/01/20)	225	227,680
3.75%, 02/15/24 (Call 11/15/23)	200	201,690
4.25%, 05/15/21 (Call 02/15/21)	100	103,087
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	150	149,990

Security	Principal (000s)	Value
3.85%, 06/15/21 (Call 03/15/21)	$100	$102,845
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	175	174,160
Pinnacle West Capital Corp.
2.25%, 11/30/20	250	245,547
Portland General Electric Co.
6.10%, 04/15/19	150	155,573
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	150	152,666
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	350	332,720
3.95%, 03/15/24 (Call 12/15/23)	75	76,563
4.20%, 06/15/22 (Call 03/15/22)	100	103,323
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	150,315
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	240	238,908
4.40%, 01/15/21 (Call 10/15/20)	175	181,036
7.05%, 03/15/19	150	156,605
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	250	249,592
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	175	177,394
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	60	58,339
2.25%, 09/15/26 (Call 06/15/26)	250	227,992
2.38%, 05/15/23 (Call 02/15/23)	175	168,672
3.00%, 05/15/27 (Call 02/15/27)	60	57,457

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	$175	$174,524
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	250	232,850
3.00%, 08/15/21	170	170,780
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	298	278,922
Southern Co. (The)
1.85%, 07/01/19	455	449,922
2.15%, 09/01/19 (Call 08/01/19)	350	346,979
2.35%, 07/01/21 (Call 06/01/21)	385	374,297
2.75%, 06/15/20 (Call 05/15/20)	395	392,539
2.95%, 07/01/23 (Call 05/01/23)	250	242,767
3.25%, 07/01/26 (Call 04/01/26)	475	452,266
Series B
(3 mo. LIBOR US + 3.630%)
5.50%, 03/15/57 (Call 03/15/22)[b]	75	77,634
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	100	102,820
TECO Finance Inc.
5.15%, 03/15/20	225	233,980
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	175	177,240
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	100	95,922
UIL Holdings Corp.
4.63%, 10/01/20	120	124,277
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	175	177,557

Security	Principal (000s)	Value
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	$50	$48,913
2.95%, 01/15/22 (Call 10/15/21)	100	99,392
2.95%, 11/15/26 (Call 08/15/26)	75	71,527
3.10%, 05/15/25 (Call 02/15/25)	250	244,120
3.45%, 02/15/24 (Call 11/15/23)	250	251,595
Series A
3.15%, 01/15/26 (Call 10/15/25)	255	248,531
3.50%, 03/15/27 (Call 12/15/26)	75	74,521
Westar Energy Inc.
3.10%, 04/01/27 (Call 01/01/27)	45	43,629
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	200,050
Wisconsin Power & Light Co.
3.05%, 10/15/27 (Call 07/15/27)	170	163,836
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	200	196,662
3.30%, 06/01/25 (Call 12/01/24)	85	83,456
3.35%, 12/01/26 (Call 06/01/26)	275	269,299
4.70%, 05/15/20 (Call 11/15/19)	150	154,662

		27,993,280
ELECTRICAL COMPONENTS & EQUIPMENT — 0.05%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	375	366,037
3.15%, 06/01/25 (Call 03/01/25)	125	123,508

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	$100	$97,817
3.50%, 02/15/28 (Call 11/15/27)	165	161,060
Legrand France SA
8.50%, 02/15/25	100	126,248

		874,670
ELECTRONICS — 0.27%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	250	254,057
5.00%, 07/15/20	100	104,695
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	400	400,660
4.00%, 02/01/22 (Call 11/01/21)	50	51,255
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	145	138,978
3.50%, 04/01/22 (Call 02/01/22)	100	99,501
4.00%, 04/01/25 (Call 01/01/25)	200	198,814
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	25	25,294
4.88%, 12/01/22	175	182,114
5.88%, 06/15/20	150	158,050
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	135	133,338
4.25%, 08/15/20	50	51,525
Flex Ltd.
4.63%, 02/15/20	250	257,190
5.00%, 02/15/23	100	105,424
Fortive Corp.
1.80%, 06/15/19	185	182,963
2.35%, 06/15/21 (Call 05/15/21)	200	194,846
3.15%, 06/15/26 (Call 03/15/26)	290	280,497

Security	Principal (000s)	Value
Honeywell International Inc.
1.80%, 10/30/19	$105	$103,749
1.85%, 11/01/21 (Call 10/01/21)	325	313,050
2.50%, 11/01/26 (Call 08/01/26)	150	138,639
3.35%, 12/01/23	250	254,335
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	100	95,999
4.70%, 09/15/22	120	124,224
5.63%, 12/15/20	200	212,188
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	250	259,062
4.60%, 04/06/27 (Call 01/06/27)	100	103,162
Koninklijke Philips NV
3.75%, 03/15/22	200	204,140
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	225	235,674
Tech Data Corp.
4.95%, 02/15/27 (Call 11/16/26)	65	66,600
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	50	48,255
3.70%, 02/15/26 (Call 11/15/25)	115	116,331

		5,094,609
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
2.88%, 05/08/22	250	249,127
Fluor Corp.
3.38%, 09/15/21	300	302,751

		551,878
ENVIRONMENTAL CONTROL — 0.09%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	215	209,928
3.55%, 06/01/22 (Call 03/01/22)	200	202,052

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.75%, 05/15/23 (Call 02/15/23)	$150	$159,187
5.00%, 03/01/20	150	156,257
5.25%, 11/15/21	245	262,319
5.50%, 09/15/19	25	26,047
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	150	144,056
2.90%, 09/15/22 (Call 06/15/22)	50	49,508
3.15%, 11/15/27 (Call 08/15/27)	150	143,091
3.50%, 05/15/24 (Call 02/15/24)	250	251,427
4.60%, 03/01/21 (Call 12/01/20)	125	130,490

		1,734,362
FOOD — 0.42%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	125	122,864
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	35	34,760
General Mills Inc.
2.20%, 10/21/19	250	247,797
2.60%, 10/12/22 (Call 09/12/22)	250	241,540
3.20%, 02/10/27 (Call 11/10/26)	105	100,127
3.65%, 02/15/24 (Call 11/15/23)	250	255,012
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	150	136,380
4.13%, 12/01/20	250	259,340
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	110	104,727
4.63%, 11/01/20	50	51,916
JM Smucker Co. (The)
2.50%, 03/15/20	75	74,527
3.50%, 03/15/25	525	520,821

Security	Principal (000s)	Value
Kellogg Co.
2.65%, 12/01/23	$225	$218,581
3.25%, 04/01/26	165	157,639
3.40%, 11/15/27 (Call 08/15/27)	100	95,557
4.00%, 12/15/20	170	174,622
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	325	323,154
3.00%, 06/01/26 (Call 03/01/26)	290	266,922
3.50%, 06/06/22	450	450,522
3.50%, 07/15/22 (Call 05/15/22)	300	299,745
3.95%, 07/15/25 (Call 04/15/25)	380	376,132
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	240	237,122
2.65%, 10/15/26 (Call 07/15/26)[c]	250	225,700
2.80%, 08/01/22 (Call 07/01/22)	80	78,230
2.95%, 11/01/21 (Call 10/01/21)	150	149,075
3.30%, 01/15/21 (Call 12/15/20)	275	276,851
3.85%, 08/01/23 (Call 05/01/23)	150	153,126
4.00%, 02/01/24 (Call 11/01/23)	175	178,538
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	115	112,597
3.40%, 08/15/27 (Call 05/15/27)	250	242,612
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	65	64,536
2.60%, 06/12/22	200	195,350
3.25%, 07/15/27 (Call 04/15/27)	325	313,683
3.30%, 07/15/26 (Call 04/15/26)	135	131,383

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	$250	$249,400
3.55%, 06/02/27 (Call 03/02/27)	275	267,979
3.95%, 08/15/24 (Call 05/15/24)	297	302,058
4.50%, 06/15/22 (Call 03/15/22)	245	255,927

		7,946,852
FOREST PRODUCTS & PAPER — 0.07%
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	100	103,453
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	425	446,131
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	200	186,644
3.65%, 06/15/24 (Call 03/15/24)	350	353,017
4.75%, 02/15/22 (Call 11/15/21)	150	157,972

		1,247,217
GAS — 0.15%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	15	14,466
8.50%, 03/15/19	200	211,822
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	125	129,126
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	410	407,917
3.60%, 12/15/24 (Call 09/15/24)	150	149,938
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	300	298,197
5.20%, 07/15/25 (Call 04/15/25)	125	131,933

Security	Principal (000s)	Value
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	$395	$386,804
ONE Gas Inc.
3.61%, 02/01/24 (Call 11/01/23)	25	25,281
Sempra Energy
2.40%, 02/01/20	45	44,606
2.40%, 03/15/20 (Call 02/15/20)	45	44,534
2.88%, 10/01/22 (Call 07/01/22)	100	98,369
2.90%, 02/01/23 (Call 01/01/23)	125	122,768
3.25%, 06/15/27 (Call 03/15/27)	250	239,215
3.40%, 02/01/28 (Call 10/01/27)	100	95,456
3.55%, 06/15/24 (Call 03/15/24)	50	49,941
3.75%, 11/15/25 (Call 08/15/25)	150	150,004
4.05%, 12/01/23 (Call 09/01/23)	100	102,978
Southern California Gas Co.
2.60%, 06/15/26 (Call 03/15/26)	38	35,540
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	150	141,765
3.50%, 09/15/21 (Call 06/15/21)	35	35,222

		2,915,882
HAND & MACHINE TOOLS — 0.02%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	125	124,245
Stanley Black & Decker Inc.
2.90%, 11/01/22	50	49,464
3.40%, 12/01/21 (Call 09/01/21)	155	157,048

		330,757

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
HEALTH CARE — PRODUCTS — 0.67%
Abbott Laboratories
2.00%, 03/15/20	$100	$98,373
2.35%, 11/22/19	170	168,958
2.55%, 03/15/22	250	243,843
2.80%, 09/15/20 (Call 08/15/20)	345	344,206
2.90%, 11/30/21 (Call 10/30/21)	50	49,588
2.95%, 03/15/25 (Call 12/15/24)	200	191,100
3.25%, 04/15/23 (Call 01/15/23)	90	89,444
3.40%, 11/30/23 (Call 09/30/23)	450	448,609
3.75%, 11/30/26 (Call 08/30/26)	650	643,799
3.88%, 09/15/25 (Call 06/15/25)	45	45,534
5.13%, 04/01/19	488	501,176
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	230	210,710
Becton Dickinson and Co.
2.13%, 06/06/19	25	24,786
2.68%, 12/15/19	250	248,893
2.89%, 06/06/22 (Call 05/06/22)	200	194,834
3.13%, 11/08/21	350	345,754
3.25%, 11/12/20	350	349,986
3.36%, 06/06/24 (Call 04/06/24)	215	207,763
3.70%, 06/06/27 (Call 03/06/27)	275	263,607
3.73%, 12/15/24 (Call 09/15/24)	358	352,877
Boston Scientific Corp.
3.85%, 05/15/25	175	175,928
4.00%, 03/01/28 (Call 12/01/27)	250	249,278
6.00%, 01/15/20	300	316,734
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	300	300,738

Security	Principal (000s)	Value
Life Technologies Corp.
6.00%, 03/01/20	$365	$386,418
Medtronic Global Holdings SCA
1.70%, 03/28/19	115	113,928
3.35%, 04/01/27 (Call 01/01/27)	185	182,632
Medtronic Inc.
2.50%, 03/15/20	700	696,115
3.13%, 03/15/22 (Call 12/15/21)	300	300,420
3.15%, 03/15/22	725	726,196
3.50%, 03/15/25	275	274,717
3.63%, 03/15/24 (Call 12/15/23)	250	253,952
4.13%, 03/15/21 (Call 12/15/20)	400	412,788
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	530	523,868
3.38%, 05/15/24 (Call 02/15/24)	100	99,876
3.38%, 11/01/25 (Call 08/01/25)	80	78,996
3.50%, 03/15/26 (Call 12/15/25)	35	34,903
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	195	182,300
3.00%, 04/15/23 (Call 02/15/23)	120	117,752
3.15%, 01/15/23 (Call 10/15/22)	275	272,778
3.20%, 08/15/27 (Call 05/15/27)	200	190,016
3.60%, 08/15/21 (Call 05/15/21)	300	304,671
3.65%, 12/15/25 (Call 09/15/25)	120	119,484
4.15%, 02/01/24 (Call 11/01/23)	250	257,670
4.50%, 03/01/21	50	52,125
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	350	347,462

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.15%, 04/01/22 (Call 02/01/22)	$225	$221,607
3.38%, 11/30/21 (Call 08/30/21)	100	99,744
3.55%, 04/01/25 (Call 01/01/25)	400	388,528

		12,705,464
HEALTH CARE — SERVICES — 0.48%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	210	208,683
2.75%, 11/15/22 (Call 08/15/22)	155	150,432
2.80%, 06/15/23 (Call 04/15/23)	210	201,432
3.50%, 11/15/24 (Call 08/15/24)	215	211,010
4.13%, 06/01/21 (Call 03/01/21)	125	128,313
Anthem Inc.
2.25%, 08/15/19	200	198,484
2.50%, 11/21/20	25	24,680
2.95%, 12/01/22 (Call 11/01/22)	250	245,010
3.13%, 05/15/22	50	49,649
3.30%, 01/15/23	350	347,718
3.35%, 12/01/24 (Call 10/01/24)	95	92,727
3.50%, 08/15/24 (Call 05/15/24)	150	148,476
3.70%, 08/15/21 (Call 05/15/21)	225	228,663
4.10%, 03/01/28	185	185,305
4.35%, 08/15/20	100	103,352
Catholic Health Initiatives
2.95%, 11/01/22	215	208,943
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	315	291,413
3.25%, 04/15/25 (Call 01/15/25)	100	96,202
4.00%, 02/15/22 (Call 11/15/21)	100	102,826

Security	Principal (000s)	Value
4.50%, 03/15/21 (Call 12/15/20)	$165	$171,268
5.13%, 06/15/20	50	52,392
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	200	212,626
Dignity Health
2.64%, 11/01/19	100	99,714
Howard Hughes Medical Institute
3.50%, 09/01/23	275	280,791
Humana Inc.
2.50%, 12/15/20	65	64,114
2.63%, 10/01/19	45	44,967
2.90%, 12/15/22 (Call 11/15/22)	30	29,342
3.15%, 12/01/22 (Call 09/01/22)	143	141,742
3.85%, 10/01/24 (Call 07/01/24)	175	176,442
3.95%, 03/15/27 (Call 12/15/26)	185	183,884
Laboratory Corp. of America Holdings
3.20%, 02/01/22	125	124,770
3.60%, 02/01/25 (Call 11/01/24)	365	359,445
3.60%, 09/01/27 (Call 06/01/27)	25	24,217
3.75%, 08/23/22 (Call 05/23/22)	300	305,001
Quest Diagnostics Inc.
2.70%, 04/01/19	250	250,043
3.50%, 03/30/25 (Call 12/30/24)	200	197,222
4.70%, 04/01/21	150	157,062
UnitedHealth Group Inc.
1.63%, 03/15/19	370	366,614
2.13%, 03/15/21	150	146,742
2.38%, 10/15/22	25	24,159
2.70%, 07/15/20	110	109,858
2.88%, 12/15/21	385	383,418
2.88%, 03/15/22 (Call 12/15/21)	200	198,754
2.88%, 03/15/23	300	295,161

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.10%, 03/15/26	$330	$319,681
3.35%, 07/15/22	125	126,171
3.38%, 04/15/27	300	295,344
3.45%, 01/15/27	195	193,079
3.75%, 07/15/25	370	375,173
4.70%, 02/15/21 (Call 11/15/20)	200	209,560

		9,142,074
HOLDING COMPANIES — DIVERSIFIED — 0.04%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	100	98,544
3.88%, 01/15/20 (Call 12/15/19)	250	252,392
4.25%, 03/01/25 (Call 01/01/25)	50	48,984
FS Investment Corp.
4.00%, 07/15/19	150	150,650
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	200	209,956
Prospect Capital Corp.
5.00%, 07/15/19	50	50,751

		811,277
HOME BUILDERS — 0.03%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	50	50,360
4.00%, 02/15/20	288	294,189
5.75%, 08/15/23 (Call 05/15/23)	100	110,382
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	100	102,376

		557,307
HOME FURNISHINGS — 0.02%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	50	48,121
3.80%, 11/15/24 (Call 08/15/24)	100	99,525

Security	Principal (000s)	Value
Whirlpool Corp.
4.85%, 06/15/21	$295	$310,331

		457,977
HOUSEHOLD PRODUCTS & WARES — 0.07%
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	250	248,785
3.15%, 08/01/27 (Call 05/01/27)	60	56,568
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	100	100,563
3.80%, 11/15/21	300	307,848
Kimberly-Clark Corp.
1.90%, 05/22/19	340	337,304
2.75%, 02/15/26	80	76,161
3.05%, 08/15/25	150	146,796

		1,274,025
HOUSEWARES — 0.08%
Newell Brands Inc.
2.88%, 12/01/19 (Call 11/01/19)	255	254,970
3.15%, 04/01/21 (Call 03/01/21)	300	296,919
3.85%, 04/01/23 (Call 02/01/23)	215	214,202
3.90%, 11/01/25 (Call 08/01/25)	65	63,112
4.20%, 04/01/26 (Call 01/01/26)	450	445,383
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	175	180,744

		1,455,330
INSURANCE — 0.87%
Aflac Inc.
3.63%, 11/15/24	465	468,855
4.00%, 02/15/22	200	206,314
Alleghany Corp.
4.95%, 06/27/22	350	370,723

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	$275	$271,964
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	115	112,700
7.45%, 05/16/19	100	105,420
Alterra Finance LLC
6.25%, 09/30/20	100	107,565
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	100	96,533
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	225	223,556
3.30%, 03/01/21 (Call 02/01/21)	275	275,536
3.75%, 07/10/25 (Call 04/10/25)	300	298,881
3.90%, 04/01/26 (Call 01/01/26)	310	309,250
4.13%, 02/15/24	225	230,519
4.88%, 06/01/22	250	264,630
6.40%, 12/15/20	175	190,029
Aon Corp.
5.00%, 09/30/20	200	209,680
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	125	124,521
3.88%, 12/15/25 (Call 09/15/25)	400	404,840
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	135	136,216
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	50	48,236
AXIS Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)	225	219,575
Berkshire Hathaway Finance Corp.
1.30%, 08/15/19	395	388,719
4.25%, 01/15/21	595	618,586

Security	Principal (000s)	Value
Berkshire Hathaway Inc.
2.10%, 08/14/19	$300	$298,677
2.20%, 03/15/21 (Call 02/15/21)	30	29,508
2.75%, 03/15/23 (Call 01/15/23)	500	492,235
3.13%, 03/15/26 (Call 12/15/25)	500	487,060
3.40%, 01/31/22	100	101,890
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)[a]	265	248,080
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	70	69,088
2.70%, 03/13/23	600	586,560
2.88%, 11/03/22 (Call 09/03/22)	85	84,232
3.35%, 05/03/26 (Call 02/03/26)	45	44,401
5.90%, 06/15/19	250	260,005
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	35	33,358
3.95%, 05/15/24 (Call 02/15/24)	125	126,716
4.50%, 03/01/26 (Call 12/01/25)	270	278,788
5.88%, 08/15/20	75	79,954
Fidelity National Financial Inc.
5.50%, 09/01/22	300	324,288
First American Financial Corp.
4.60%, 11/15/24	100	101,539
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	500	534,200
Lincoln National Corp.
3.35%, 03/09/25	75	73,399
3.63%, 12/12/26 (Call 09/15/26)	295	291,917
4.85%, 06/24/21	100	105,581
Loews Corp.
3.75%, 04/01/26 (Call 01/01/26)	270	272,163

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Manulife Financial Corp.
4.15%, 03/04/26	$405	$414,226
4.90%, 09/17/20	90	94,129
Markel Corp.
3.50%, 11/01/27 (Call 08/01/27)	40	38,447
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	290	287,068
2.75%, 01/30/22 (Call 12/30/21)	85	83,589
3.30%, 03/14/23 (Call 01/14/23)	45	44,913
3.50%, 06/03/24 (Call 03/03/24)	250	250,840
MetLife Inc.
3.00%, 03/01/25	150	145,212
3.05%, 12/15/22	125	123,819
3.60%, 04/10/24	265	265,877
3.60%, 11/13/25 (Call 08/13/25)	55	55,089
4.75%, 02/08/21	275	288,170
Series D 4.37%, 09/15/23	200	209,932
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	175	183,593
Primerica Inc.
4.75%, 07/15/22	100	104,929
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	90	85,744
3.40%, 05/15/25 (Call 02/15/25)	100	98,232
Progressive Corp. (The)
2.45%, 01/15/27	200	184,502
3.75%, 08/23/21	100	102,561
Prudential Financial Inc.
2.35%, 08/15/19	300	298,323
3.50%, 05/15/24	300	301,056
4.50%, 11/16/21	250	261,730
(3 mo. LIBOR US + 3.040%)
5.20%, 03/15/44 (Call 03/15/24)[b]	50	52,217

Security	Principal (000s)	Value
(3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)[b]	$20	$21,212
(3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)[b]	350	375,088
Reinsurance Group of America Inc.
5.00%, 06/01/21	200	210,028
Unum Group
4.00%, 03/15/24	200	203,332
5.63%, 09/15/20	125	132,719
Voya Financial Inc.
3.65%, 06/15/26	150	147,107
Willis Towers Watson PLC
5.75%, 03/15/21	100	106,968
WR Berkley Corp.
4.63%, 03/15/22	300	313,191
XLIT Ltd.
4.45%, 03/31/25	150	151,452
5.75%, 10/01/21	250	269,897

		16,511,679
INTERNET — 0.42%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	400	398,044
3.13%, 11/28/21 (Call 09/28/21)	500	499,940
3.40%, 12/06/27 (Call 09/06/27)	370	352,536
3.60%, 11/28/24 (Call 08/28/24)[c]	200	199,514
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	250	227,008
3.38%, 02/25/24	375	382,140
3.63%, 05/19/21	170	175,277
Amazon.com Inc.
1.90%, 08/21/20[a]	175	171,330
2.40%, 02/22/23 (Call 01/22/23)[a]	100	96,527
2.50%, 11/29/22 (Call 08/29/22)	200	195,276
2.60%, 12/05/19 (Call 11/05/19)	643	643,141

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.80%, 08/22/24 (Call 06/22/24)[a]	$265	$256,520
3.15%, 08/22/27 (Call 05/22/27)[a]	455	438,843
3.30%, 12/05/21 (Call 10/05/21)	525	532,124
3.80%, 12/05/24 (Call 09/05/24)	40	41,069
5.20%, 12/03/25 (Call 09/03/25)	250	278,752
Baidu Inc.
3.50%, 11/28/22	300	299,193
4.13%, 06/30/25	400	403,268
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	175	169,531
3.60%, 06/01/26 (Call 03/01/26)	325	317,622
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	150	149,028
2.60%, 07/15/22 (Call 04/15/22)	350	339,178
2.75%, 01/30/23 (Call 12/30/22)	325	314,421
2.88%, 08/01/21 (Call 06/01/21)	50	49,569
3.25%, 10/15/20 (Call 07/15/20)	145	146,179
3.45%, 08/01/24 (Call 05/01/24)	250	247,068
3.60%, 06/05/27 (Call 03/05/27)	50	48,449
3.80%, 03/09/22 (Call 02/09/22)	75	76,384
Expedia Inc.
5.00%, 02/15/26 (Call 11/15/25)	85	87,164
5.95%, 08/15/20	425	452,332

		7,987,427
IRON & STEEL — 0.08%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	250	258,445

Security	Principal (000s)	Value
4.13%, 09/15/22 (Call 06/15/22)	$100	$103,762
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	100	103,899
Vale Overseas Ltd.
4.38%, 01/11/22	675	691,429
5.88%, 06/10/21	50	53,504
6.25%, 08/10/26	355	400,688

		1,611,727
LEISURE TIME — 0.03%
Carnival Corp.
3.95%, 10/15/20	150	154,228
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	150	148,325
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	80	79,252
5.25%, 11/15/22	150	161,184

		542,989
LODGING — 0.07%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	85	84,568
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	40	38,614
2.88%, 03/01/21 (Call 02/01/21)	100	99,528
3.00%, 03/01/19 (Call 12/01/18)	70	70,217
3.25%, 09/15/22 (Call 06/15/22)	100	99,707
3.38%, 10/15/20 (Call 07/15/20)	105	105,840
3.75%, 03/15/25 (Call 12/15/24)	65	65,093
Series R
3.13%, 06/15/26 (Call 03/15/26)	250	237,252
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	150	146,195

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.25%, 03/01/22 (Call 12/01/21)	$200	$200,748
5.10%, 10/01/25 (Call 07/01/25)	125	129,575

		1,277,337
MACHINERY — 0.35%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	120	115,097
1.85%, 09/04/20	40	39,055
1.90%, 03/22/19	25	24,866
1.93%, 10/01/21	15	14,491
2.00%, 03/05/20	350	345,257
2.10%, 06/09/19	520	517,400
2.25%, 12/01/19	100	99,340
2.40%, 06/06/22	90	87,671
2.55%, 11/29/22	250	243,860
3.30%, 06/09/24	150	150,288
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	325	318,965
3.40%, 05/15/24 (Call 02/15/24)	20	20,255
3.90%, 05/27/21	465	479,513
CNH Industrial Capital LLC
3.38%, 07/15/19	10	10,020
4.38%, 04/05/22	250	255,502
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	65	63,043
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	175	171,839
4.38%, 10/16/19	300	308,733
John Deere Capital Corp.
1.95%, 03/04/19	85	84,620
1.95%, 06/22/20	50	49,121
2.05%, 03/10/20	300	296,796
2.15%, 09/08/22	50	47,988
2.35%, 01/08/21	160	157,933
2.38%, 07/14/20	265	262,406
2.55%, 01/08/21	150	148,848
2.65%, 01/06/22	190	187,566
2.65%, 06/24/24	135	130,005

Security	Principal (000s)	Value
2.70%, 01/06/23	$60	$58,745
2.80%, 03/04/21	225	224,491
2.80%, 03/06/23	265	259,795
2.80%, 09/08/27	100	94,695
3.05%, 01/06/28	100	96,285
3.15%, 10/15/21	175	176,505
3.35%, 06/12/24	200	200,552
Series 0014
2.45%, 09/11/20	195	193,419
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	125	119,995
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	200	200,234
3.13%, 11/15/22 (Call 08/15/22)	250	247,545
Wabtec Corp./DE
3.45%, 11/15/26 (Call 08/15/26)	200	190,162

		6,692,901
MANUFACTURING — 0.37%
3M Co.
1.63%, 06/15/19	200	198,064
1.63%, 09/19/21 (Call 08/19/21)	250	240,087
2.00%, 06/26/22	35	33,778
2.25%, 03/15/23 (Call 02/15/23)	100	96,582
3.00%, 08/07/25	250	245,600
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	75	75,977
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	100	97,542
Eaton Corp.
2.75%, 11/02/22	610	597,031
3.10%, 09/15/27 (Call 06/15/27)	100	95,073
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	25	24,667

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.70%, 10/09/22	$325	$314,213
3.10%, 01/09/23	300	294,762
3.15%, 09/07/22	193	190,846
3.38%, 03/11/24	165	162,195
3.45%, 05/15/24 (Call 02/13/24)	145	142,838
4.38%, 09/16/20	200	206,248
4.63%, 01/07/21	215	223,164
4.65%, 10/17/21	600	628,002
5.30%, 02/11/21	250	263,900
5.50%, 01/08/20	100	104,497
6.00%, 08/07/19	600	627,030
Illinois Tool Works Inc.
1.95%, 03/01/19	125	124,419
2.65%, 11/15/26 (Call 08/15/26)	310	291,115
3.38%, 09/15/21 (Call 06/15/21)	275	278,974
6.25%, 04/01/19	105	109,075
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	250	249,135
4.25%, 06/15/23	325	338,357
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	80	79,278
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	100	97,417
3.30%, 11/21/24 (Call 08/21/24)	250	248,540
3.50%, 09/15/22	25	25,306
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	210	206,462
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	100	99,932

		7,010,106
MEDIA — 0.90%
21st Century Fox America Inc.
3.00%, 09/15/22	225	222,779
3.38%, 11/15/26 (Call 08/15/26)	85	83,641

Security	Principal (000s)	Value
3.70%, 09/15/24 (Call 06/15/24)	$20	$20,341
3.70%, 10/15/25 (Call 07/15/25)	205	206,775
4.00%, 10/01/23	150	154,680
4.50%, 02/15/21	150	156,403
6.90%, 03/01/19	300	312,504
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	115	114,243
2.50%, 02/15/23 (Call 01/15/23)	265	252,513
3.38%, 03/01/22 (Call 12/01/21)	425	425,574
3.50%, 01/15/25 (Call 10/15/24)	135	132,214
3.70%, 08/15/24 (Call 05/15/24)	300	299,121
4.00%, 01/15/26 (Call 10/15/25)	75	74,727
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	600	604,446
4.46%, 07/23/22 (Call 05/23/22)	640	654,790
4.91%, 07/23/25 (Call 04/23/25)	845	868,373
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	315	400,047
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	155	147,159
2.35%, 01/15/27 (Call 10/15/26)	265	237,875
2.75%, 03/01/23 (Call 02/01/23)	235	229,665
2.85%, 01/15/23	50	49,212
3.00%, 02/01/24 (Call 01/01/24)	295	288,519
3.13%, 07/15/22	400	399,728

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.15%, 03/01/26 (Call 12/01/25)	$370	$356,906
3.30%, 02/01/27 (Call 11/01/26)	115	111,131
3.38%, 02/15/25 (Call 11/15/24)	200	197,164
3.38%, 08/15/25 (Call 05/15/25)	25	24,597
3.55%, 05/01/28 (Call 02/01/28)	500	490,295
3.60%, 03/01/24	270	272,541
5.15%, 03/01/20	145	151,818
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	75	72,497
3.25%, 04/01/23	100	97,824
3.30%, 05/15/22	100	99,308
3.45%, 03/15/25 (Call 12/15/24)	100	96,267
4.38%, 06/15/21	250	258,417
4.90%, 03/11/26 (Call 12/11/25)	125	129,791
Grupo Televisa SAB
6.63%, 03/18/25	100	113,752
NBCUniversal Media LLC
2.88%, 01/15/23	300	295,683
5.15%, 04/30/20	800	839,544
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 05/15/20)	200	198,328
3.90%, 11/15/24 (Call 08/15/24)	350	347,378
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	450	450,373
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	210	212,570
4.13%, 02/15/21 (Call 11/15/20)	400	406,684
5.00%, 02/01/20	150	155,164
8.25%, 04/01/19	625	659,981
Time Warner Inc.
2.10%, 06/01/19	200	198,614

Security	Principal (000s)	Value
2.95%, 07/15/26 (Call 04/15/26)	$200	$183,750
3.40%, 06/15/22	50	50,003
3.55%, 06/01/24 (Call 03/01/24)	300	297,105
3.60%, 07/15/25 (Call 04/15/25)	225	218,968
3.80%, 02/15/27 (Call 11/15/26)	305	296,250
4.00%, 01/15/22	150	153,900
4.05%, 12/15/23	150	153,722
4.70%, 01/15/21	145	151,283
4.88%, 03/15/20	315	326,772
Viacom Inc.
3.88%, 12/15/21	100	101,782
3.88%, 04/01/24 (Call 01/01/24)	100	99,762
4.25%, 09/01/23 (Call 06/01/23)	300	307,629
Walt Disney Co. (The)
1.80%, 06/05/20	75	73,770
1.85%, 05/30/19	200	198,650
1.85%, 07/30/26	265	235,585
2.15%, 09/17/20	313	308,984
2.35%, 12/01/22	100	96,999
2.55%, 02/15/22	350	344,806
2.75%, 08/16/21	400	398,744
2.95%, 06/15/27[c]	275	264,913
3.00%, 02/13/26	35	34,203
3.15%, 09/17/25	190	188,087
3.75%, 06/01/21	125	128,684

		17,186,307
METAL FABRICATE & HARDWARE — 0.02%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	450	447,359

		447,359
MINING — 0.11%
Barrick North America Finance LLC
4.40%, 05/30/21	185	193,257
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	550	547,932
6.50%, 04/01/19	50	52,154

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	$365	$367,143
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	100	100,276
5.13%, 10/01/19	50	51,626
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	445	453,562
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	31	30,669
Southern Copper Corp.
3.50%, 11/08/22	220	220,352
3.88%, 04/23/25	30	30,160
Yamana Gold Inc.
4.63%, 12/15/27 (Call 09/15/27)[a]	100	98,061

		2,145,192
OFFICE & BUSINESS EQUIPMENT — 0.04%
Pitney Bowes Inc.
3.63%, 10/01/21 (Call 09/01/21)	100	95,566
4.13%, 05/15/22 (Call 04/15/22)	50	47,186
4.63%, 03/15/24 (Call 12/15/23)[c]	100	93,128
4.70%, 04/01/23 (Call 03/01/23)	75	70,040
Xerox Corp.
2.75%, 09/01/20	166	163,670
3.63%, 03/15/23 (Call 02/15/23)	100	97,648
3.80%, 05/15/24[c]	100	98,580
4.50%, 05/15/21	175	179,366

		845,184
OIL & GAS — 2.02%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	250	244,140
4.85%, 03/15/21 (Call 02/15/21)	330	344,058

Security	Principal (000s)	Value
5.55%, 03/15/26 (Call 12/15/25)[c]	$75	$81,764
8.70%, 03/15/19	175	184,986
Andeavor
4.75%, 12/15/23 (Call 10/15/23)	100	104,081
5.13%, 12/15/26 (Call 09/15/26)	50	52,753
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	150	143,862
3.25%, 04/15/22 (Call 01/15/22)	375	371,865
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	425	411,846
2.24%, 05/10/19	650	647,497
2.32%, 02/13/20	40	39,662
2.52%, 01/15/20	350	348,537
2.52%, 09/19/22 (Call 08/19/22)	255	248,518
2.75%, 05/10/23	200	195,594
3.02%, 01/16/27 (Call 10/16/26)	350	333,728
3.06%, 03/17/22	25	25,003
3.12%, 05/04/26 (Call 02/04/26)	505	486,865
3.22%, 11/28/23 (Call 09/28/23)	525	521,713
3.22%, 04/14/24 (Call 02/14/24)	300	297,477
3.54%, 11/04/24	323	324,722
3.56%, 11/01/21	220	224,151
3.99%, 09/26/23	250	259,000
4.75%, 03/10/19	350	357,976
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	50	48,763
3.80%, 04/15/24 (Call 01/15/24)	150	150,093
3.85%, 06/01/27 (Call 03/01/27)	265	260,233
3.90%, 02/01/25 (Call 11/01/24)	175	174,484

52	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	$350	$340,287
4.25%, 04/15/27 (Call 01/15/27)[c]	265	258,738
Chevron Corp.
1.56%, 05/16/19	650	643,246
1.96%, 03/03/20 (Call 02/03/20)	300	296,013
2.10%, 05/16/21 (Call 04/15/21)	200	195,598
2.36%, 12/05/22 (Call 09/05/22)	800	775,528
2.41%, 03/03/22 (Call 01/03/22)	195	190,917
2.42%, 11/17/20 (Call 10/17/20)	425	421,137
2.95%, 05/16/26 (Call 02/16/26)	575	551,908
3.19%, 06/24/23 (Call 03/24/23)	600	600,906
3.33%, 11/17/25 (Call 08/17/25)	100	99,448
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	950	919,809
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	750	766,770
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	100	97,160
4.38%, 01/15/25 (Call 01/15/20)	100	101,888
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	450	435,024
3.35%, 11/15/24 (Call 08/15/24)	489	486,027
4.95%, 03/15/26 (Call 12/15/25)	80	87,111
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	442	438,663
5.85%, 12/15/25 (Call 09/15/25)	5	5,678

Security	Principal (000s)	Value
Ecopetrol SA
4.13%, 01/16/25	$550	$539,451
5.38%, 06/26/26 (Call 03/26/26)	605	638,003
5.88%, 09/18/23	225	244,004
7.63%, 07/23/19	230	243,324
Encana Corp.
6.50%, 05/15/19	100	104,204
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	75	74,357
4.10%, 02/01/21	650	667,940
4.15%, 01/15/26 (Call 10/15/25)	280	288,893
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	15	14,739
3.00%, 10/01/22 (Call 09/01/22)	115	112,072
3.90%, 10/01/27 (Call 07/01/27)	215	205,151
4.88%, 11/15/21	400	418,688
Exxon Mobil Corp.
1.71%, 03/01/19	50	49,657
1.82%, 03/15/19 (Call 02/15/19)	400	398,024
1.91%, 03/06/20 (Call 02/06/20)	235	232,321
2.22%, 03/01/21 (Call 02/01/21)	455	447,957
2.40%, 03/06/22 (Call 01/06/22)	250	244,713
2.71%, 03/06/25 (Call 12/06/24)	465	446,749
2.73%, 03/01/23 (Call 01/01/23)	300	295,671
3.04%, 03/01/26 (Call 12/01/25)	390	380,800
3.18%, 03/15/24 (Call 12/15/23)	314	315,203
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	145	140,360

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.30%, 04/01/27 (Call 01/01/27)	$110	$107,393
HollyFrontier Corp.
5.88%, 04/01/26 (Call 01/01/26)	140	150,996
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	100	101,604
6.15%, 06/15/19	100	104,049
7.25%, 12/15/19	315	338,055
Kerr-McGee Corp.
6.95%, 07/01/24	150	173,933
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	350	346,199
4.40%, 07/15/27 (Call 04/15/27)	210	213,308
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	230	232,636
3.63%, 09/15/24 (Call 06/15/24)	115	115,077
5.13%, 03/01/21	305	322,647
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	650	666,802
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	100	98,035
3.00%, 02/15/27 (Call 11/15/26)	15	14,324
3.13%, 02/15/22 (Call 11/15/21)	60	60,112
3.40%, 04/15/26 (Call 01/15/26)	470	463,650
3.50%, 06/15/25 (Call 03/15/25)	205	204,690
Series 1
4.10%, 02/01/21 (Call 11/01/20)	380	393,114
Petroleos Mexicanos
3.50%, 01/30/23	575	553,621
4.25%, 01/15/25	250	241,565

Security	Principal (000s)	Value
4.50%, 01/23/26	$200	$193,776
4.63%, 09/21/23	325	326,508
4.88%, 01/24/22	975	1,001,413
4.88%, 01/18/24	375	381,180
5.50%, 01/21/21	550	575,767
6.00%, 03/05/20	637	668,844
6.38%, 02/04/21	325	347,675
6.50%, 03/13/27[a]	50	53,411
6.88%, 08/04/26	575	632,356
8.00%, 05/03/19	212	223,980
Phillips 66
4.30%, 04/01/22	400	415,248
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	55	55,549
3.95%, 07/15/22 (Call 04/15/22)	340	346,848
Shell International Finance BV
1.38%, 05/10/19	250	246,585
1.75%, 09/12/21	225	215,595
1.88%, 05/10/21	200	193,706
2.13%, 05/11/20	550	543,169
2.25%, 11/10/20	490	482,895
2.25%, 01/06/23	95	91,220
2.38%, 08/21/22	400	388,604
2.50%, 09/12/26	287	266,953
2.88%, 05/10/26	330	316,503
3.25%, 05/11/25	350	346,055
3.40%, 08/12/23	100	100,996
4.30%, 09/22/19	526	539,687
4.38%, 03/25/20	100	103,327
Statoil ASA
2.45%, 01/17/23	820	795,129
2.65%, 01/15/24	15	14,526
2.75%, 11/10/21	10	9,924
Total Capital Canada Ltd.
2.75%, 07/15/23	100	97,917
Total Capital International SA
2.10%, 06/19/19	120	119,239
2.70%, 01/25/23	150	147,080
2.88%, 02/17/22	375	372,127
3.70%, 01/15/24	425	434,494
3.75%, 04/10/24	364	372,609

54	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Total Capital SA
4.13%, 01/28/21	$225	$232,751
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	385	368,903
6.13%, 02/01/20	400	424,360

		38,446,227
OIL & GAS SERVICES — 0.08%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	200	200,714
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)	200	190,982
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	125	125,843
3.80%, 11/15/25 (Call 08/15/25)	575	575,862
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	275	262,911
TechnipFMC PLC
3.45%, 10/01/22 (Call 07/01/22)[a]	195	191,123

		1,547,435
PACKAGING & CONTAINERS — 0.04%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	50	46,566
4.50%, 10/15/21 (Call 07/15/21)	150	156,027
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	40	40,186
4.50%, 11/01/23 (Call 08/01/23)	200	210,318
WestRock Co.
3.38%, 09/15/27 (Call 06/15/27)[a]	15	14,327

Security	Principal (000s)	Value
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	$250	$255,545
4.90%, 03/01/22	50	52,767

		775,736
PHARMACEUTICALS — 1.45%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	385	375,560
2.50%, 05/14/20 (Call 04/14/20)	675	669,006
2.85%, 05/14/23 (Call 03/14/23)	375	364,132
2.90%, 11/06/22	600	587,472
3.20%, 05/14/26 (Call 02/14/26)	550	525,145
3.60%, 05/14/25 (Call 02/14/25)	465	460,401
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	400	394,372
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	560	559,670
3.45%, 03/15/22 (Call 01/15/22)	674	672,672
3.80%, 03/15/25 (Call 12/15/24)	700	690,543
3.85%, 06/15/24 (Call 03/15/24)	100	100,058
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	245	236,065
3.38%, 09/15/20	150	150,806
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	96,095
3.40%, 05/15/24 (Call 02/15/24)	150	148,053
3.45%, 12/15/27 (Call 09/15/27)	150	142,706
AstraZeneca PLC
2.38%, 11/16/20	350	345,331

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.38%, 06/12/22 (Call 05/12/22)	$70	$67,824
3.13%, 06/12/27 (Call 03/12/27)	35	33,498
3.38%, 11/16/25	565	555,079
Bristol-Myers Squibb Co.
2.00%, 08/01/22	340	325,533
3.25%, 11/01/23	300	301,773
3.25%, 02/27/27	105	103,633
Cardinal Health Inc.
2.40%, 11/15/19	10	9,944
2.62%, 06/15/22 (Call 05/15/22)	90	87,050
3.08%, 06/15/24 (Call 04/15/24)	175	167,729
3.41%, 06/15/27 (Call 03/15/27)	400	376,496
3.50%, 11/15/24 (Call 08/15/24)	150	147,524
4.63%, 12/15/20	100	104,149
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	55	53,023
2.25%, 08/12/19 (Call 07/12/19)	300	297,438
2.75%, 12/01/22 (Call 09/01/22)	250	240,843
2.80%, 07/20/20 (Call 06/20/20)	615	610,517
2.88%, 06/01/26 (Call 03/01/26)	250	228,243
3.38%, 08/12/24 (Call 05/12/24)	250	243,230
3.50%, 07/20/22 (Call 05/20/22)	200	199,284
3.88%, 07/20/25 (Call 04/20/25)	65	64,228
4.00%, 12/05/23 (Call 09/05/23)	275	278,773
4.13%, 05/15/21 (Call 02/15/21)	200	205,252
4.75%, 12/01/22 (Call 09/01/22)	250	262,397

Security	Principal (000s)	Value
Eli Lilly & Co.
1.95%, 03/15/19	$250	$248,520
3.10%, 05/15/27 (Call 02/15/27)	190	185,265
Express Scripts Holding Co.
2.25%, 06/15/19	420	417,404
3.05%, 11/30/22 (Call 10/30/22)	250	244,767
3.30%, 02/25/21 (Call 01/25/21)	60	60,093
3.40%, 03/01/27 (Call 12/01/26)	115	108,972
3.50%, 06/15/24 (Call 03/15/24)	250	245,565
3.90%, 02/15/22	300	305,841
4.50%, 02/25/26 (Call 11/27/25)	400	411,756
4.75%, 11/15/21	300	314,535
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	115	112,889
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	750	743,580
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	50	48,632
2.05%, 03/01/23 (Call 01/01/23)	290	278,652
2.45%, 03/01/26 (Call 12/01/25)	425	399,904
2.95%, 09/01/20	100	101,022
2.95%, 03/03/27 (Call 12/03/26)	15	14,569
3.38%, 12/05/23	250	255,200
3.55%, 05/15/21	300	308,076
McKesson Corp.
2.28%, 03/15/19	290	289,049
2.70%, 12/15/22 (Call 09/15/22)	250	242,362
2.85%, 03/15/23 (Call 12/15/22)	125	122,016
Mead Johnson Nutrition Co.
3.00%, 11/15/20	235	234,847
4.13%, 11/15/25 (Call 08/15/25)	185	188,700

56	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Merck & Co. Inc.
1.85%, 02/10/20	$230	$226,987
2.35%, 02/10/22	500	490,825
2.75%, 02/10/25 (Call 11/10/24)	510	492,492
2.80%, 05/18/23	490	484,762
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	575	593,337
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	595	589,585
3.95%, 06/15/26 (Call 03/15/26)	325	315,091
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	350	342,629
2.40%, 09/21/22	300	292,179
3.10%, 05/17/27 (Call 02/17/27)	275	269,082
3.40%, 05/06/24	600	606,588
4.40%, 04/24/20	25	25,916
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	200	202,238
Pfizer Inc.
1.45%, 06/03/19	350	345,751
1.70%, 12/15/19	350	345,261
2.10%, 05/15/19	275	273,878
2.20%, 12/15/21	220	215,147
2.75%, 06/03/26	325	309,124
3.00%, 06/15/23	250	249,832
3.00%, 12/15/26	390	377,598
3.40%, 05/15/24	230	232,459
Sanofi
4.00%, 03/29/21	250	258,120
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	765	753,058
2.40%, 09/23/21 (Call 08/23/21)	695	671,384
2.88%, 09/23/23 (Call 07/23/23)	100	95,793
3.20%, 09/23/26 (Call 06/23/26)	590	549,502

Security	Principal (000s)	Value
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	$225	$211,318
3.25%, 02/01/23 (Call 11/01/22)	225	223,130
4.50%, 11/13/25 (Call 08/13/25)	190	200,813

		27,607,642
PIPELINES — 1.08%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	75	73,842
4.25%, 12/01/27 (Call 09/01/27)	35	34,190
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	250	243,135
5.95%, 06/01/26 (Call 03/01/26)	240	259,922
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	100	100,497
4.35%, 10/15/24 (Call 07/15/24)	450	452,965
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	125	125,551
4.50%, 06/01/25 (Call 03/01/25)	100	103,083
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	250	246,148
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	255	261,237
4.38%, 10/15/20 (Call 09/15/20)	250	257,013
5.88%, 10/15/25 (Call 07/15/25)	75	83,199
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	200	196,740

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.70%, 07/15/27 (Call 04/15/27)	$225	$217,159
4.25%, 12/01/26 (Call 09/01/26)	180	181,593
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	100	98,670
4.05%, 03/15/25 (Call 12/15/24)	550	541,277
4.15%, 10/01/20 (Call 08/01/20)	238	243,065
4.65%, 06/01/21 (Call 03/01/21)	425	440,092
4.75%, 01/15/26 (Call 10/15/25)	565	574,068
5.20%, 02/01/22 (Call 11/01/21)	390	410,873
Energy Transfer LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	50	53,696
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	305	302,804
4.15%, 06/01/25 (Call 03/01/25)	150	146,772
4.40%, 04/01/24 (Call 01/01/24)	100	100,554
4.85%, 07/15/26 (Call 04/15/26)	120	122,816
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	210	208,982
2.85%, 04/15/21 (Call 03/15/21)	155	153,926
3.35%, 03/15/23 (Call 12/15/22)	490	488,932
3.70%, 02/15/26 (Call 11/15/25)	50	49,761
3.75%, 02/15/25 (Call 11/15/24)	249	250,332
3.90%, 02/15/24 (Call 11/15/23)	545	554,167

Security	Principal (000s)	Value
3.95%, 02/15/27 (Call 11/15/26)[c]	$325	$328,425
5.25%, 01/31/20	100	104,335
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	175	171,383
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	200	197,690
3.50%, 03/01/21 (Call 01/01/21)	70	70,342
3.95%, 09/01/22 (Call 06/01/22)	190	192,388
4.15%, 03/01/22	200	204,418
4.25%, 09/01/24 (Call 06/01/24)	240	243,065
4.30%, 05/01/24 (Call 02/01/24)	100	101,489
5.00%, 10/01/21 (Call 07/01/21)	100	104,973
6.50%, 04/01/20	330	351,919
6.85%, 02/15/20	350	374,391
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	325	325,130
3.15%, 01/15/23 (Call 12/15/22)	300	293,913
4.30%, 06/01/25 (Call 03/01/25)	125	126,481
6.50%, 09/15/20	200	215,684
Magellan Midstream Partners LP
4.25%, 02/01/21	300	309,072
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	370	367,872
4.88%, 12/01/24 (Call 09/01/24)	200	210,798
4.88%, 06/01/25 (Call 03/01/25)	350	367,629
5.50%, 02/15/23 (Call 04/02/18)	259	266,288
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)[c]	75	73,956

58	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.25%, 02/01/22 (Call 11/01/21)	$50	$51,298
7.50%, 09/01/23 (Call 06/01/23)	25	29,338
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	325	321,542
5.00%, 09/15/23 (Call 06/15/23)	250	264,510
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	250	246,950
3.60%, 11/01/24 (Call 08/01/24)	195	186,131
3.85%, 10/15/23 (Call 07/15/23)	250	246,263
4.50%, 12/15/26 (Call 09/15/26)	90	89,263
4.65%, 10/15/25 (Call 07/15/25)	250	251,683
5.75%, 01/15/20	100	104,519
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	50	51,926
5.63%, 04/15/23 (Call 01/15/23)	200	214,338
5.63%, 03/01/25 (Call 12/01/24)	650	699,575
5.75%, 05/15/24 (Call 02/15/24)	400	431,932
5.88%, 06/30/26 (Call 12/31/25)	490	535,585
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 03/27/18)	275	279,832
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	68	64,780
3.50%, 03/15/25 (Call 12/15/24)	400	388,584

Security	Principal (000s)	Value
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	$100	$97,943
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	45	43,772
4.38%, 03/13/25 (Call 12/13/24)	225	228,510
4.65%, 06/15/21 (Call 03/15/21)	50	51,595
TransCanada PipeLines Ltd.
2.50%, 08/01/22	215	209,079
3.75%, 10/16/23 (Call 07/16/23)	200	204,698
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	175	175,481
4.65%, 07/01/26 (Call 04/01/26)	225	228,141
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	200	197,932
3.60%, 03/15/22 (Call 01/15/22)	250	250,530
3.75%, 06/15/27 (Call 03/15/27)	415	403,417
3.90%, 01/15/25 (Call 10/15/24)	248	246,386
4.00%, 11/15/21 (Call 08/15/21)	170	173,373
4.00%, 09/15/25 (Call 06/15/25)	25	24,905
4.30%, 03/04/24 (Call 12/04/23)	35	35,849
5.25%, 03/15/20	425	443,449
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/28/18)	390	407,729

		20,459,540

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
REAL ESTATE — 0.05%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	$25	$26,286
5.25%, 03/15/25 (Call 12/15/24)	200	213,962
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	420	427,018
4.25%, 08/15/23 (Call 05/15/23)	200	209,100

		876,366
REAL ESTATE INVESTMENT TRUSTS — 1.29%
Alexandria Real Estate Equities Inc.
3.95%, 01/15/28 (Call 10/15/27)	100	98,313
4.60%, 04/01/22 (Call 01/01/22)	250	261,220
American Tower Corp.
2.25%, 01/15/22	205	196,868
3.38%, 10/15/26 (Call 07/15/26)	145	137,576
3.50%, 01/31/23	275	274,835
3.55%, 07/15/27 (Call 04/15/27)	205	195,291
4.00%, 06/01/25 (Call 03/01/25)	450	450,940
4.40%, 02/15/26 (Call 11/15/25)	30	30,684
4.70%, 03/15/22	315	329,818
5.00%, 02/15/24	275	293,518
5.05%, 09/01/20	200	209,310
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	247,235
2.95%, 05/11/26 (Call 02/11/26)	250	238,070
3.35%, 05/15/27 (Call 02/15/27)	100	97,814
3.50%, 11/15/25 (Call 08/15/25)	30	29,830
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	200	184,876

Security	Principal (000s)	Value
3.65%, 02/01/26 (Call 11/03/25)	$490	$486,016
4.13%, 05/15/21 (Call 02/15/21)	400	412,796
5.88%, 10/15/19 (Call 07/17/19)	250	260,960
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	100	96,456
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	250	240,700
3.65%, 06/15/24 (Call 04/15/24)	150	146,853
3.88%, 08/15/22 (Call 06/15/22)	20	20,144
3.90%, 03/15/27 (Call 12/15/26)	100	96,082
4.13%, 06/15/26 (Call 03/15/26)	200	196,586
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	50	48,946
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)[c]	40	32,829
5.25%, 12/01/23 (Call 09/01/23)[c]	300	254,808
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	285	286,972
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	275	260,884
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	125	125,479
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	145	140,489
3.20%, 09/01/24 (Call 07/01/24)	150	144,513

60	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.40%, 02/15/21 (Call 01/15/21)	$500	$503,255
3.70%, 06/15/26 (Call 03/15/26)	250	241,128
4.45%, 02/15/26 (Call 11/15/25)	350	357,343
5.25%, 01/15/23	325	348,315
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	20	18,494
4.38%, 12/15/23 (Call 09/15/23)	150	155,043
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	350	362,523
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	250	252,858
3.63%, 10/01/22 (Call 07/03/22)	468	473,246
5.25%, 03/15/21 (Call 12/15/20)	225	237,517
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	250	255,682
4.38%, 06/15/22 (Call 03/15/22)	250	260,390
EPR Properties
4.75%, 12/15/26 (Call 09/15/26)	100	100,207
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	195	183,485
3.00%, 04/15/23 (Call 01/15/23)	200	198,282
3.25%, 08/01/27 (Call 05/01/27)	50	48,306
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	130	128,443
3.88%, 05/01/24 (Call 02/01/24)	515	519,856

Security	Principal (000s)	Value
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	$300	$297,723
3.88%, 08/15/24 (Call 05/17/24)	230	230,446
4.00%, 06/01/25 (Call 03/01/25)	120	120,437
4.25%, 11/15/23 (Call 08/15/23)	300	309,030
5.38%, 02/01/21 (Call 11/03/20)	105	111,034
Healthcare Trust of America Holdings LP
3.75%, 07/01/27 (Call 04/01/27)	150	144,785
Hospitality Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	100	94,367
4.65%, 03/15/24 (Call 09/15/23)	150	153,549
5.00%, 08/15/22 (Call 02/15/22)	350	365,736
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	300	297,195
Series D
3.75%, 10/15/23 (Call 07/15/23)	395	392,883
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	265	257,376
4.38%, 10/01/25 (Call 07/01/25)	100	101,994
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	200	182,562
3.13%, 06/01/23 (Call 03/01/23)	350	341,869
3.20%, 05/01/21 (Call 03/01/21)	100	100,340
3.30%, 02/01/25 (Call 12/01/24)	50	48,171
3.80%, 04/01/27 (Call 01/01/27)	100	97,890

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
6.88%, 10/01/19	$30	$31,858
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	250	260,025
4.75%, 10/01/20 (Call 07/01/20)	250	260,180
Mid-America Apartments LP
4.30%, 10/15/23 (Call 07/15/23)	300	310,605
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)	100	95,222
5.50%, 07/15/21 (Call 04/15/21)	100	106,486
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)[c]	160	152,861
4.75%, 01/15/28 (Call 10/15/27)[c]	80	77,302
4.95%, 04/01/24 (Call 01/01/24)	250	254,817
5.25%, 01/15/26 (Call 10/15/25)	150	151,629
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	200	194,834
4.45%, 03/15/24 (Call 12/15/23)	100	101,758
Public Storage
3.09%, 09/15/27 (Call 06/15/27)	100	96,038
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	305	304,036
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	15	14,039
3.25%, 10/15/22 (Call 07/15/22)	305	302,981
3.88%, 07/15/24 (Call 04/15/24)	100	101,253
4.65%, 08/01/23 (Call 05/01/23)	250	263,305

Security	Principal (000s)	Value
Sabra Health Care LP
5.13%, 08/15/26 (Call 05/15/26)	$100	$97,328
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	350	343,903
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	200	200,480
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	115	111,844
2.63%, 06/15/22 (Call 03/15/22)	100	97,795
2.75%, 02/01/23 (Call 11/01/22)	200	195,412
3.25%, 11/30/26 (Call 08/30/26)	250	241,865
3.30%, 01/15/26 (Call 10/15/25)	325	316,036
3.38%, 10/01/24 (Call 07/01/24)	200	198,636
3.38%, 06/15/27 (Call 03/15/27)	250	242,578
3.75%, 02/01/24 (Call 11/01/23)	250	254,588
4.13%, 12/01/21 (Call 09/01/21)	300	310,611
4.38%, 03/01/21 (Call 12/01/20)	320	333,014
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	25	23,214
3.50%, 07/01/27 (Call 04/01/27)	100	96,695
3.50%, 01/15/28 (Call 10/15/27)	250	241,750
3.75%, 07/01/24 (Call 04/01/24)	135	135,597
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	525	496,419
3.75%, 05/01/24 (Call 02/01/24)	100	100,381

62	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.85%, 04/01/27 (Call 01/01/27)	$100	$98,261
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	95	94,541
4.25%, 03/01/22 (Call 12/01/21)	150	154,637
4.75%, 06/01/21 (Call 03/01/21)	200	208,998
VEREIT Operating Partnership LP
4.13%, 06/01/21 (Call 05/01/21)	250	255,990
4.60%, 02/06/24 (Call 11/06/23)	50	51,298
4.88%, 06/01/26 (Call 03/01/26)	250	254,735
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	225	237,303
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	20	20,308
4.13%, 04/01/19 (Call 01/01/19)	100	101,105
4.50%, 01/15/24 (Call 10/15/23)	270	280,870
4.95%, 01/15/21 (Call 10/15/20)	100	104,524
5.25%, 01/15/22 (Call 10/15/21)	100	106,687
Weyerhaeuser Co.
4.63%, 09/15/23	100	105,953
7.38%, 10/01/19	125	133,840
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	305	314,254

		24,460,150
RETAIL — 0.83%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	51,718
4.50%, 12/01/23 (Call 09/01/23)	200	206,598

Security	Principal (000s)	Value
5.75%, 05/01/20	$100	$105,370
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	155	155,538
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	70	66,171
3.25%, 04/15/25 (Call 01/15/25)	165	159,370
3.70%, 04/15/22 (Call 01/15/22)	300	304,254
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	50	48,823
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)[c]	238	252,970
Costco Wholesale Corp.
1.70%, 12/15/19	275	270,644
2.15%, 05/18/21 (Call 04/18/21)	50	49,125
2.25%, 02/15/22	170	165,864
2.30%, 05/18/22 (Call 04/18/22)	65	63,323
3.00%, 05/18/27 (Call 02/18/27)	350	338,173
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	175	172,505
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	250	247,682
3.88%, 04/15/27 (Call 01/15/27)	250	251,230
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	495	483,501
2.13%, 09/15/26 (Call 06/15/26)	180	162,463
2.63%, 06/01/22 (Call 05/01/22)	575	567,795
2.70%, 04/01/23 (Call 01/01/23)	100	98,171

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.80%, 09/14/27 (Call 06/14/27)	$280	$263,872
3.00%, 04/01/26 (Call 01/01/26)	200	193,946
3.35%, 09/15/25 (Call 06/15/25)	90	89,476
3.75%, 02/15/24 (Call 11/15/23)	350	360,731
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	100	101,595
4.25%, 07/17/25 (Call 04/17/25)[c]	225	228,742
4.75%, 12/15/23 (Call 09/15/23)	100	105,084
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	325	300,297
3.10%, 05/03/27 (Call 02/03/27)	320	306,739
3.12%, 04/15/22 (Call 01/15/22)	25	25,116
3.13%, 09/15/24 (Call 06/15/24)	100	98,729
3.38%, 09/15/25 (Call 06/15/25)	250	246,820
3.80%, 11/15/21 (Call 08/15/21)	200	205,848
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)[c]	225	209,873
3.63%, 06/01/24 (Call 03/01/24)[c]	100	95,637
3.88%, 01/15/22 (Call 10/15/21)[c]	190	190,023
4.38%, 09/01/23 (Call 06/01/23)[c]	50	49,951
McDonald’s Corp.
1.88%, 05/29/19	50	49,611
2.20%, 05/26/20 (Call 04/26/20)	100	98,933
2.63%, 01/15/22	200	196,688
2.75%, 12/09/20 (Call 11/09/20)	350	349,517

Security	Principal (000s)	Value
3.25%, 06/10/24	$100	$99,942
3.50%, 03/01/27 (Call 12/01/26)	315	309,825
3.70%, 01/30/26 (Call 10/30/25)	400	400,704
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	150	152,000
4.00%, 03/15/27 (Call 12/15/26)	150	146,714
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)[c]	275	269,164
3.85%, 06/15/23 (Call 03/15/23)	250	255,607
4.63%, 09/15/21 (Call 06/15/21)[c]	115	120,269
QVC Inc.
3.13%, 04/01/19	75	75,107
4.38%, 03/15/23	175	174,836
4.45%, 02/15/25 (Call 11/15/24)	115	113,293
4.85%, 04/01/24	100	101,402
5.13%, 07/02/22	120	124,058
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	120	111,660
2.70%, 06/15/22 (Call 04/15/22)	250	247,467
3.10%, 03/01/23 (Call 02/01/23)	250	249,547
3.50%, 03/01/28 (Call 12/01/27)	250	248,185
3.85%, 10/01/23 (Call 07/01/23)	50	51,925
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	50	48,799
4.13%, 07/15/27 (Call 04/15/27)	155	151,637
Target Corp.
2.50%, 04/15/26	260	241,501
2.90%, 01/15/22	315	315,444

64	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.50%, 07/01/24	$265	$269,439
3.88%, 07/15/20	225	231,473
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	335	302,853
2.50%, 05/15/23 (Call 02/15/23)	125	121,271
Walgreen Co.
3.10%, 09/15/22	175	171,854
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	400	398,752
3.45%, 06/01/26 (Call 03/01/26)	450	426,289
3.80%, 11/18/24 (Call 08/18/24)	425	422,220
Walmart Inc.
1.90%, 12/15/20	250	245,460
2.35%, 12/15/22 (Call 11/15/22)	250	243,413
2.55%, 04/11/23 (Call 01/11/23)	95	93,055
2.65%, 12/15/24 (Call 10/15/24)	205	199,149
3.30%, 04/22/24 (Call 01/22/24)	400	404,056
3.63%, 07/08/20	50	51,256
5.88%, 04/05/27	175	207,489

		15,785,631
SAVINGS & LOANS — 0.01%
First Niagara Financial Group Inc.
6.75%, 03/19/20	100	107,287
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	117	118,244

		225,531
SEMICONDUCTORS — 0.57%
Altera Corp.
4.10%, 11/15/23	250	262,765
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	175	170,952

Security	Principal (000s)	Value
3.50%, 12/05/26 (Call 09/05/26)	$390	$380,847
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	100	99,716
3.30%, 04/01/27 (Call 01/01/27)	195	190,960
3.90%, 10/01/25 (Call 07/01/25)	210	215,901
4.30%, 06/15/21	350	365,120
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	400	387,588
2.65%, 01/15/23 (Call 12/15/22)	300	283,989
3.00%, 01/15/22 (Call 12/15/21)	345	337,465
3.13%, 01/15/25 (Call 11/15/24)	260	243,196
3.63%, 01/15/24 (Call 11/15/23)	150	146,508
3.88%, 01/15/27 (Call 10/15/26)	1,350	1,296,283
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	300	282,687
2.88%, 05/11/24 (Call 03/11/24)	200	195,690
3.10%, 07/29/22	200	201,482
3.15%, 05/11/27 (Call 02/11/27)	260	254,062
3.30%, 10/01/21	790	803,754
3.70%, 07/29/25 (Call 04/29/25)	480	489,547
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	400	411,724
4.65%, 11/01/24 (Call 08/01/24)	173	181,757
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	80	79,256
3.80%, 03/15/25 (Call 12/15/24)	200	203,108

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	$225	$219,019
3.20%, 09/16/26 (Call 06/16/26)	200	193,904
QUALCOMM Inc.
2.25%, 05/20/20	280	275,075
2.60%, 01/30/23 (Call 12/30/22)	70	66,637
2.90%, 05/20/24 (Call 03/20/24)	150	141,797
3.00%, 05/20/22	615	602,503
3.25%, 05/20/27 (Call 02/20/27)	565	528,733
3.45%, 05/20/25 (Call 02/20/25)	325	314,769
Texas Instruments Inc.
1.65%, 08/03/19	300	296,607
1.75%, 05/01/20 (Call 04/01/20)	145	142,431
2.63%, 05/15/24 (Call 03/15/24)	55	53,187
2.75%, 03/12/21 (Call 02/12/21)	225	225,022
2.90%, 11/03/27 (Call 08/03/27)	60	57,550
Xilinx Inc.
2.13%, 03/15/19	100	99,556
2.95%, 06/01/24 (Call 04/01/24)	145	140,385
3.00%, 03/15/21	100	99,722

		10,941,254
SOFTWARE — 0.86%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	225	219,746
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	250	248,505
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	120	114,414

Security	Principal (000s)	Value
4.38%, 06/15/25 (Call 03/15/25)	$125	$127,899
Broadridge Financial Solutions Inc.
3.40%, 06/27/26 (Call 03/27/26)	200	192,350
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	70	70,570
4.70%, 03/15/27 (Call 12/15/26)	150	152,682
Citrix Systems Inc.
4.50%, 12/01/27 (Call 09/01/27)	100	99,300
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	30	30,569
4.80%, 03/01/26 (Call 12/01/25)	50	53,559
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	125	121,166
3.00%, 08/15/26 (Call 05/15/26)	225	210,409
3.50%, 04/15/23 (Call 01/15/23)	365	365,763
3.63%, 10/15/20 (Call 09/15/20)	50	50,745
4.50%, 10/15/22 (Call 08/15/22)	250	262,030
5.00%, 10/15/25 (Call 07/15/25)	75	80,423
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	50	50,470
4.75%, 06/15/21	250	263,170
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	555	532,978
1.85%, 02/06/20	100	98,939
1.85%, 02/12/20 (Call 01/12/20)	525	519,230
2.00%, 11/03/20 (Call 10/03/20)	455	447,570

66	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.00%, 08/08/23 (Call 06/08/23)	$75	$71,041
2.13%, 11/15/22	200	193,158
2.38%, 02/12/22 (Call 01/12/22)	650	637,650
2.40%, 02/06/22 (Call 01/06/22)	495	486,258
2.40%, 08/08/26 (Call 05/08/26)	770	714,883
2.65%, 11/03/22 (Call 09/03/22)	25	24,657
2.70%, 02/12/25 (Call 11/12/24)	875	845,329
2.88%, 02/06/24 (Call 12/06/23)	285	280,092
3.13%, 11/03/25 (Call 08/03/25)	875	863,791
3.63%, 12/15/23 (Call 09/15/23)	675	693,218
4.20%, 06/01/19	575	588,104
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	100	96,636
2.25%, 10/08/19	625	623,038
2.40%, 09/15/23 (Call 07/15/23)	575	548,717
2.50%, 05/15/22 (Call 03/15/22)	933	912,950
2.50%, 10/15/22	565	551,304
2.63%, 02/15/23 (Call 01/15/23)	515	502,995
2.65%, 07/15/26 (Call 04/15/26)	450	420,638
2.80%, 07/08/21	500	498,990
2.95%, 11/15/24 (Call 09/15/24)	760	737,975
2.95%, 05/15/25 (Call 02/15/25)	300	290,502
3.25%, 11/15/27 (Call 08/15/27)	100	97,203
3.40%, 07/08/24 (Call 04/08/24)	125	125,415
3.63%, 07/15/23	323	330,006
3.88%, 07/15/20	400	411,456

Security	Principal (000s)	Value
VMware Inc.
2.30%, 08/21/20	$250	$243,800
2.95%, 08/21/22 (Call 07/21/22)	205	197,589
3.90%, 08/21/27 (Call 05/21/27)	100	95,031

		16,394,913
TELECOMMUNICATIONS — 1.17%
America Movil SAB de CV
5.00%, 03/30/20	875	909,142
AT&T Inc.
2.30%, 03/11/19	825	823,226
2.45%, 06/30/20 (Call 05/30/20)	500	494,630
2.63%, 12/01/22 (Call 09/01/22)	50	48,274
2.85%, 02/14/23 (Call 01/14/23)	175	173,800
3.00%, 02/15/22	400	394,536
3.00%, 06/30/22 (Call 04/30/22)	575	564,995
3.20%, 03/01/22 (Call 02/01/22)	100	99,364
3.40%, 08/14/24 (Call 06/14/24)	250	248,382
3.40%, 05/15/25 (Call 02/15/25)	550	529,078
3.60%, 02/17/23 (Call 12/17/22)	100	100,253
3.80%, 03/15/22	470	477,492
3.80%, 03/01/24 (Call 01/01/24)	50	50,102
3.88%, 08/15/21	275	280,720
3.90%, 03/11/24 (Call 12/11/23)	700	705,481
3.90%, 08/14/27 (Call 05/14/27)	615	611,445
3.95%, 01/15/25 (Call 10/15/24)	600	599,370
4.13%, 02/17/26 (Call 11/17/25)	550	550,286
4.25%, 03/01/27 (Call 12/01/26)	115	115,265

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.45%, 05/15/21	$430	$446,521
4.45%, 04/01/24 (Call 01/01/24)	325	335,267
5.00%, 03/01/21	500	526,300
5.20%, 03/15/20	300	313,533
5.88%, 10/01/19	300	314,202
Cisco Systems Inc.
1.40%, 09/20/19	775	762,003
1.85%, 09/20/21 (Call 08/20/21)	300	289,449
2.20%, 02/28/21	530	520,539
2.45%, 06/15/20	25	24,849
2.50%, 09/20/26 (Call 06/20/26)	425	396,903
2.60%, 02/28/23	250	244,480
2.95%, 02/28/26	250	242,400
3.00%, 06/15/22	30	30,011
3.63%, 03/04/24	300	307,128
4.45%, 01/15/20	25	25,845
Juniper Networks Inc.
4.50%, 03/15/24	50	51,471
4.60%, 03/15/21	195	202,361
Motorola Solutions Inc.
3.50%, 09/01/21	125	125,350
3.50%, 03/01/23	55	53,922
3.75%, 05/15/22	215	215,088
4.00%, 09/01/24	100	99,720
7.50%, 05/15/25	75	88,963
Orange SA
1.63%, 11/03/19	230	225,639
4.13%, 09/14/21	150	155,861
5.38%, 07/08/19	315	325,798
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	215	202,248
3.63%, 12/15/25 (Call 09/15/25)	110	109,595
4.10%, 10/01/23 (Call 07/01/23)	300	309,654
Telefonica Emisiones SAU
4.10%, 03/08/27	250	247,737
5.46%, 02/16/21	475	505,614
5.88%, 07/15/19	250	260,097

Security	Principal (000s)	Value
Telefonos de Mexico SAB de CV
5.50%, 11/15/19	$200	$208,902
Verizon Communications Inc.
1.75%, 08/15/21	150	143,531
2.45%, 11/01/22 (Call 08/01/22)	500	480,460
2.63%, 08/15/26	440	400,981
2.95%, 03/15/22	1,000	986,720
3.00%, 11/01/21 (Call 09/01/21)	585	581,899
3.38%, 02/15/25	808	788,050
3.50%, 11/01/21	265	268,228
3.50%, 11/01/24 (Call 08/01/24)	725	719,664
4.13%, 03/16/27	345	350,368
4.15%, 03/15/24 (Call 12/15/23)	74	76,191
5.15%, 09/15/23	900	975,213
Vodafone Group PLC
2.50%, 09/26/22	300	290,067
2.95%, 02/19/23	250	245,263

		22,249,926
TEXTILES — 0.01%
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	100	99,923
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	100	101,828

		201,751
TOYS, GAMES & HOBBIES — 0.01%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	45	44,934
3.50%, 09/15/27 (Call 06/15/27)	145	137,157

		182,091
TRANSPORTATION — 0.50%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	250	248,712
3.00%, 04/01/25 (Call 01/01/25)	40	39,039

68	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.05%, 03/15/22 (Call 12/15/21)	$160	$160,586
3.05%, 09/01/22 (Call 06/01/22)	75	75,034
3.40%, 09/01/24 (Call 06/01/24)	375	378,439
3.75%, 04/01/24 (Call 01/01/24)	300	308,790
3.85%, 09/01/23 (Call 06/01/23)	50	51,731
4.70%, 10/01/19	430	443,936
Canadian National Railway Co.
2.40%, 02/03/20	85	84,706
2.85%, 12/15/21 (Call 09/15/21)	250	249,387
2.95%, 11/21/24 (Call 08/21/24)	220	215,827
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	250	240,290
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	250	245,427
3.40%, 08/01/24 (Call 05/01/24)	100	99,655
3.70%, 10/30/20 (Call 07/30/20)	200	204,186
3.80%, 03/01/28 (Call 12/01/27)	500	497,540
4.25%, 06/01/21 (Call 03/01/21)	150	155,300
FedEx Corp.
2.30%, 02/01/20	295	292,162
3.25%, 04/01/26 (Call 01/01/26)	45	43,920
3.30%, 03/15/27 (Call 12/15/26)	165	160,529
3.40%, 02/15/28 (Call 11/15/27)	250	243,490
4.00%, 01/15/24	255	264,001
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	250	249,595

Security	Principal (000s)	Value
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	$100	$96,905
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	200	197,052
2.90%, 06/15/26 (Call 03/15/26)	115	109,032
3.00%, 04/01/22 (Call 01/01/22)	525	523,320
3.25%, 12/01/21 (Call 09/01/21)	50	50,373
3.85%, 01/15/24 (Call 10/15/23)	225	231,309
5.90%, 06/15/19	75	78,059
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	115	111,539
2.45%, 09/03/19 (Call 08/03/19)	65	64,723
2.50%, 05/11/20 (Call 04/11/20)	105	104,029
2.50%, 09/01/22 (Call 08/01/22)	105	101,521
2.65%, 03/02/20 (Call 02/02/20)	100	99,483
2.88%, 09/01/20 (Call 08/01/20)	205	204,475
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	330	314,209
3.00%, 04/15/27 (Call 01/15/27)	300	289,611
4.16%, 07/15/22 (Call 04/15/22)	458	478,028
United Parcel Service Inc.
2.05%, 04/01/21	275	269,844
2.40%, 11/15/26 (Call 08/15/26)	125	115,141
2.45%, 10/01/22	600	585,264
3.05%, 11/15/27 (Call 08/15/27)	140	134,292

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.13%, 01/15/21	$175	$176,890
5.13%, 04/01/19	197	202,553

		9,489,934
TRUCKING & LEASING — 0.02%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)[c]	100	99,093
3.25%, 09/15/26 (Call 06/15/26)	130	122,622
3.85%, 03/30/27 (Call 12/30/26)	50	49,140
4.85%, 06/01/21	200	210,206

		481,061
WATER — 0.01%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	270	257,097

		257,097

TOTAL CORPORATE BONDS & NOTES (Cost: $661,701,067)		651,030,976

FOREIGN GOVERNMENT OBLIGATIONS[f] — 5.07%

CANADA — 0.53%
Export Development Canada
1.63%, 12/03/19	500	493,555
1.75%, 08/19/19	75	74,380
1.75%, 07/21/20	700	688,107
2.00%, 05/17/22	150	145,512
Province of British Columbia Canada
2.00%, 10/23/22	130	124,911
2.25%, 06/02/26	620	578,919
2.65%, 09/22/21	150	149,493
Province of Manitoba Canada
1.75%, 05/30/19	60	59,518
2.05%, 11/30/20	200	196,312
2.10%, 09/06/22	175	168,392
2.13%, 05/04/22	100	96,758
2.13%, 06/22/26	450	411,525
3.05%, 05/14/24	75	74,591
Province of Ontario Canada
1.25%, 06/17/19	75	73,926
1.65%, 09/27/19	750	740,895
1.88%, 05/21/20	150	147,704

Security	Principal (000s)	Value
2.20%, 10/03/22	$50	$48,275
2.25%, 05/18/22	600	583,206
2.40%, 02/08/22	250	245,020
2.50%, 09/10/21	200	197,600
3.20%, 05/16/24	1,100	1,102,695
4.00%, 10/07/19	200	204,798
4.40%, 04/14/20	600	622,302
Province of Quebec Canada
2.38%, 01/31/22	100	98,094
2.50%, 04/20/26	775	735,855
2.63%, 02/13/23	350	343,829
2.75%, 08/25/21	50	49,899
2.75%, 04/12/27	635	610,660
2.88%, 10/16/24	400	393,432
3.50%, 07/29/20	525	535,594
7.13%, 02/09/24	150	180,724

		10,176,481
CHILE — 0.06%
Chile Government International Bond
2.25%, 10/30/22[c]	400	383,936
3.25%, 09/14/21	200	201,554
3.88%, 08/05/20	550	563,327

		1,148,817
COLOMBIA — 0.14%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	550	536,751
4.38%, 07/12/21	750	777,135
7.38%, 03/18/19	550	574,766
8.13%, 05/21/24	325	399,396
11.75%, 02/25/20	300	350,265

		2,638,313
GERMANY — 0.09%
FMS Wertmanagement AoeR
1.75%, 01/24/20	1,450	1,431,831
1.75%, 03/17/20	200	197,180

		1,629,011
HUNGARY — 0.13%
Hungary Government International Bond
5.38%, 02/21/23	374	405,005
5.38%, 03/25/24	250	273,388

70	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.75%, 11/22/23	$600	$665,232
6.25%, 01/29/20	300	318,810
6.38%, 03/29/21	750	819,472

		2,481,907
ISRAEL — 0.08%
Israel Government International Bond
2.88%, 03/16/26	600	575,424
4.00%, 06/30/22	200	207,322
5.13%, 03/26/19[c]	730	751,367

		1,534,113
ITALY — 0.04%
Republic of Italy Government International Bond
6.88%, 09/27/23	660	768,332

		768,332
JAPAN — 0.26%
Japan Bank for International Cooperation
1.88%, 07/21/26	750	676,050
2.13%, 11/16/20	350	344,103
2.13%, 02/10/25	400	374,128
2.25%, 11/04/26	250	231,710
2.38%, 07/21/22	800	779,912
2.38%, 11/16/22	750	728,872
2.50%, 06/01/22	500	490,755
2.75%, 11/16/27	250	239,660
2.88%, 06/01/27	280	272,308
2.88%, 07/21/27	500	485,585
Japan Finance Organization for Municipalities
4.00%, 01/13/21	300	309,192

		4,932,275
MEXICO — 0.22%
Mexico Government International Bond
3.50%, 01/21/21	125	127,308
3.60%, 01/30/25	1,000	980,800
3.63%, 03/15/22	980	997,464
3.75%, 01/11/28	250	239,717
4.00%, 10/02/23	800	815,568
4.13%, 01/21/26[c]	450	454,356
4.15%, 03/28/27	500	499,740

		4,114,953

Security	Principal (000s)	Value
PANAMA — 0.08%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	$450	$463,901
5.20%, 01/30/20	950	991,876

		1,455,777
PERU — 0.05%
Peruvian Government International Bond
7.13%, 03/30/19	395	414,916
7.35%, 07/21/25	450	561,195

		976,111
PHILIPPINES — 0.09%
Philippine Government International Bond
4.00%, 01/15/21	300	307,368
5.50%, 03/30/26	612	692,607
6.50%, 01/20/20	100	106,510
8.38%, 06/17/19	150	160,863
10.63%, 03/16/25	300	431,940

		1,699,288
POLAND — 0.16%
Republic of Poland Government International Bond
3.00%, 03/17/23	850	840,488
3.25%, 04/06/26	740	731,623
4.00%, 01/22/24	200	207,390
5.00%, 03/23/22	150	160,346
5.13%, 04/21/21	630	670,339
6.38%, 07/15/19	470	494,496

		3,104,682
SOUTH KOREA — 0.23%
Export-Import Bank of Korea
2.25%, 01/21/20	1,300	1,282,229
2.38%, 08/12/19	250	248,145
2.75%, 01/25/22	500	488,480
2.88%, 01/21/25	400	379,500
4.00%, 01/29/21	100	102,351
5.00%, 04/11/22	1,000	1,059,930
Korea International Bond
5.63%, 11/03/25	250	287,657
7.13%, 04/16/19	462	484,444

		4,332,736

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
SUPRANATIONAL — 2.75%
African Development Bank
1.00%, 05/15/19	$459	$451,977
1.13%, 03/04/19	773	764,512
2.38%, 09/23/21	328	324,694
Asian Development Bank
1.38%, 03/23/20[c]	600	587,598
1.50%, 01/22/20	1,095	1,076,823
1.63%, 05/05/20	600	589,638
1.63%, 03/16/21	1,150	1,117,317
1.75%, 03/21/19	100	99,486
1.75%, 01/10/20	250	247,095
1.75%, 06/08/21	1,300	1,263,535
1.75%, 09/13/22	200	191,216
1.88%, 02/18/22[c]	925	896,306
2.00%, 01/22/25[c]	120	112,954
2.00%, 04/24/26	500	464,450
2.63%, 01/12/27[c]	500	484,600
Corp. Andina de Fomento
2.00%, 05/10/19	400	397,172
2.13%, 09/27/21	525	509,176
4.38%, 06/15/22	400	420,004
Council of Europe Development Bank
1.75%, 11/14/19	150	148,398
2.63%, 02/13/23	345	341,502
European Bank for Reconstruction & Development
0.88%, 07/22/19	285	279,363
1.50%, 03/16/20	1,125	1,104,694
1.63%, 05/05/20	100	98,259
1.88%, 02/23/22	75	72,649
2.13%, 03/07/22	250	244,365
European Investment Bank
1.25%, 05/15/19	2,605	2,573,558
1.38%, 06/15/20[c]	300	292,554
1.38%, 09/15/21	450	430,177
1.63%, 03/16/20	475	467,291
1.63%, 08/14/20	100	97,859
1.63%, 06/15/21[c]	1,500	1,451,220
1.75%, 06/17/19	160	158,901
1.75%, 05/15/20[c]	100	98,431
1.88%, 03/15/19	2,050	2,042,476
1.88%, 02/10/25[c]	1,350	1,257,079

Security	Principal (000s)	Value
2.00%, 03/15/21	$1,625	$1,594,937
2.13%, 10/15/21	50	49,018
2.13%, 04/13/26	550	515,443
2.25%, 03/15/22	1,000	980,870
2.25%, 08/15/22	900	879,030
2.38%, 05/13/21	520	515,575
2.38%, 06/15/22	550	540,974
2.50%, 04/15/21	300	298,788
2.88%, 09/15/20	150	151,194
3.25%, 01/29/24	1,100	1,119,195
4.00%, 02/16/21	625	649,712
Inter-American Development Bank
1.00%, 05/13/19	50	49,256
1.25%, 09/14/21	500	476,270
1.38%, 07/15/20[c]	1,050	1,023,330
1.63%, 05/12/20	750	736,890
1.75%, 10/15/19[c]	875	866,871
1.75%, 04/14/22	1,125	1,082,149
1.88%, 06/16/20	500	493,480
2.13%, 11/09/20	250	247,253
2.13%, 01/18/22	500	489,215
2.13%, 01/15/25	600	569,232
2.38%, 07/07/27	50	47,354
2.50%, 01/18/23[c]	250	246,410
3.00%, 02/21/24	1,000	1,004,430
Series GDP 1.25%, 10/15/19	515	506,173
International Bank for Reconstruction & Development
0.88%, 08/15/19	1,000	979,600
1.13%, 11/27/19	1,240	1,213,935
1.38%, 05/24/21[c]	625	601,212
1.63%, 09/04/20[c]	115	112,546
1.63%, 03/09/21	1,175	1,142,617
1.75%, 04/19/23	50	47,430
1.88%, 03/15/19	950	946,770
1.88%, 10/07/19	1,700	1,687,896
1.88%, 04/21/20[c]	515	509,083
1.88%, 10/07/22[c]	450	432,594
1.88%, 10/27/26	350	319,792
2.00%, 01/26/22	1,400	1,363,768
2.13%, 11/01/20	450	445,423
2.13%, 02/13/23[c]	200	193,634
2.13%, 03/03/25	295	280,070

72	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.25%, 06/24/21	$1,375	$1,358,940
2.50%, 11/25/24	250	243,243
2.50%, 07/29/25	1,050	1,017,565
7.63%, 01/19/23	900	1,095,075
International Finance Corp.
1.13%, 07/20/21[c]	250	237,848
1.63%, 07/16/20	300	294,003
1.75%, 09/16/19	1,199	1,188,509
2.00%, 10/24/22	150	144,999
2.13%, 04/07/26	250	234,518

		52,381,448
SWEDEN — 0.11%
Svensk Exportkredit AB
1.13%, 08/28/19	500	490,715
1.75%, 05/18/20	200	196,672
1.75%, 03/10/21	1,350	1,313,104

		2,000,491
URUGUAY — 0.05%
Uruguay Government International Bond
4.38%, 10/27/27	25	25,952
4.50%, 08/14/24[c]	930	981,085

		1,007,037

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $98,714,161)		96,381,772

MUNICIPAL DEBT OBLIGATIONS — 0.12%

CALIFORNIA — 0.03%
State of California GO
6.20%, 03/01/19	100	103,902
6.20%, 10/01/19	20	21,137
State of California GO BAB
5.70%, 11/01/21	300	328,476

		453,515
FLORIDA — 0.01%
State Board of Administration Finance Corp. RB
Series A 3.00%, 07/01/20	250	251,205

		251,205
ILLINOIS — 0.04%
State of Illinois GO
4.95%, 06/01/23[c]	360	371,452

Security	Principal (000s)	Value
5.67%, 03/01/18	$50	$50,010
5.88%, 03/01/19	400	409,808

		831,270
NEW JERSEY — 0.03%
New Jersey Economic Development Authority RB
Series B 0.00%, 02/15/20(AGM)[g]	50	47,195
0.00%, 02/15/23(AGM)[g]	600	503,034

		550,229
UTAH — 0.01%
State of Utah GO BAB
Series B 3.54%, 07/01/25	250	256,073

		256,073

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $2,327,691)		2,342,292

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 59.68%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.94%
Federal Home Loan Banks
0.88%, 08/05/19	200	196,240
1.13%, 06/21/19	200	197,260
1.38%, 03/18/19	300	297,615
1.38%, 05/28/19	1,300	1,287,260
1.38%, 09/13/19	600	591,804
1.38%, 11/15/19	400	394,120
1.38%, 09/28/20	500	487,085
1.38%, 02/18/21	2,260	2,189,895
1.50%, 10/21/19	150	148,166
1.75%, 06/12/20	350	344,809
1.88%, 11/29/21	3,100	3,024,267
2.38%, 12/13/19	400	400,448
2.88%, 09/11/20	600	607,080
Federal Home Loan Mortgage Corp.
0.88%, 07/19/19	200	196,300
1.25%, 08/01/19	2,180	2,150,417
1.25%, 10/02/19	4,341	4,271,501
1.38%, 05/01/20	1,500	1,469,580
1.75%, 05/30/19	4,200	4,177,320
2.38%, 01/13/22	1,200	1,189,824

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.75%, 03/27/19	$1,000	$1,016,920
Federal National Mortgage Association
1.00%, 10/24/19	125	122,474
1.25%, 05/06/21	200	192,404
1.25%, 08/17/21	2,200	2,105,686
1.38%, 02/26/21	600	580,830
1.38%, 10/07/21	3,850	3,694,614
1.50%, 06/22/20	1,250	1,226,037
1.63%, 01/21/20	8,600	8,497,230
1.75%, 09/12/19	9,150	9,084,852
1.88%, 04/05/22	250	242,743
1.88%, 09/24/26	2,000	1,824,920
2.00%, 01/05/22	1,000	977,800
2.13%, 04/24/26	1,150	1,076,745
2.38%, 01/19/23	500	491,805
2.63%, 09/06/24	1,100	1,082,741
Tennessee Valley Authority
3.88%, 02/15/21	25	25,967

		55,864,759
U.S. GOVERNMENT OBLIGATIONS — 56.74%
U.S. Treasury Note/Bond
0.75%, 07/15/19	1,800	1,765,468
0.88%, 04/15/19	4,200	4,142,070
0.88%, 07/31/19	3,000	2,945,599
0.88%, 09/15/19	14,700	14,405,873
1.00%, 03/15/19	2,000	1,977,177
1.00%, 06/30/19	9,000	8,862,358
1.00%, 08/31/19	7,700	7,564,933
1.00%, 09/30/19	5,000	4,907,430
1.00%, 11/15/19	9,000	8,816,117
1.00%, 11/30/19	500	489,493
1.13%, 12/31/19	1,168	1,144,777
1.13%, 03/31/20	1,640	1,601,068
1.13%, 04/30/20	8,296	8,088,600
1.13%, 02/28/21	5,000	4,811,092
1.13%, 06/30/21	8,100	7,747,958
1.13%, 07/31/21	8,000	7,640,847
1.13%, 09/30/21	2,000	1,904,529
1.25%, 04/30/19	3,000	2,969,592
1.25%, 05/31/19	10,000	9,889,967
1.25%, 10/31/19	9,000	8,857,337
1.25%, 01/31/20	10,200	10,007,826

Security	Principal (000s)	Value
1.25%, 02/29/20	$3,921	$3,842,580
1.25%, 03/31/21	10,600	10,223,929
1.25%, 10/31/21	10,000	9,553,203
1.25%, 07/31/23	9,500	8,810,494
1.38%, 01/31/20	8,500	8,360,309
1.38%, 02/29/20	5,000	4,912,257
1.38%, 03/31/20	6,000	5,887,908
1.38%, 04/30/20	12,900	12,646,884
1.38%, 05/31/20	7,000	6,853,574
1.38%, 08/31/20	13,000	12,691,636
1.38%, 10/31/20	3,000	2,922,520
1.38%, 01/31/21	8,000	7,764,442
1.38%, 04/30/21	900	870,272
1.38%, 05/31/21	2,400	2,317,519
1.38%, 06/30/23	5,000	4,675,670
1.38%, 08/31/23	11,000	10,257,576
1.38%, 09/30/23	6,100	5,681,564
1.50%, 02/28/19	3,200	3,181,125
1.50%, 03/31/19	5,000	4,967,333
1.50%, 05/31/19	17,000	16,866,335
1.50%, 10/31/19	1,400	1,383,582
1.50%, 11/30/19	9,000	8,886,722
1.50%, 04/15/20	9,000	8,851,870
1.50%, 05/31/20	26,800	26,317,351
1.50%, 06/15/20	2,000	1,963,268
1.50%, 02/28/23	19,000	17,973,536
1.50%, 03/31/23	4,000	3,779,993
1.50%, 08/15/26	9,000	8,077,159
1.63%, 03/31/19	5,200	5,172,548
1.63%, 04/30/19	2,800	2,783,960
1.63%, 06/30/19	8,000	7,944,193
1.63%, 07/31/19	3,500	3,473,449
1.63%, 08/31/19	8,950	8,875,051
1.63%, 12/31/19	16,000	15,821,125
1.63%, 03/15/20	4,100	4,045,835
1.63%, 06/30/20	3,000	2,951,349
1.63%, 07/31/20	1,750	1,720,482
1.63%, 10/15/20	7,500	7,358,108
1.63%, 08/15/22	8,000	7,670,427
1.63%, 08/31/22	1,000	957,969
1.63%, 11/15/22	9,019	8,618,766
1.63%, 04/30/23	9,500	9,020,780
1.63%, 05/31/23	3,000	2,845,679

74	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
1.63%, 02/15/26	$15,100	$13,785,952
1.63%, 05/15/26	13,000	11,829,492
1.75%, 09/30/19	5,750	5,709,292
1.75%, 10/31/20	400	393,438
1.75%, 12/31/20	6,000	5,892,875
1.75%, 02/28/22	194	187,965
1.75%, 03/31/22	2,200	2,129,851
1.75%, 04/30/22	8,000	7,736,997
1.75%, 05/15/22	4,000	3,867,931
1.75%, 06/30/22	8,000	7,720,625
1.75%, 09/30/22	11,000	10,584,424
1.75%, 01/31/23	12,200	11,697,834
1.75%, 05/15/23	4,445	4,245,114
1.88%, 06/30/20	2,500	2,473,534
1.88%, 11/30/21	6,000	5,859,330
1.88%, 01/31/22	9,000	8,768,713
1.88%, 02/28/22	3,000	2,920,418
1.88%, 03/31/22	6,000	5,835,685
1.88%, 04/30/22	4,000	3,886,562
1.88%, 07/31/22	13,000	12,598,486
1.88%, 08/31/22	10,500	10,171,801
1.88%, 09/30/22	5,000	4,837,565
1.88%, 10/31/22	9,000	8,703,146
1.88%, 08/31/24	2,000	1,894,068
2.00%, 07/31/20	4,550	4,512,703
2.00%, 09/30/20	16,000	15,852,913
2.00%, 11/30/20	11,080	10,964,224
2.00%, 02/28/21	4,950	4,888,303
2.00%, 05/31/21	2,000	1,970,300
2.00%, 08/31/21	9,000	8,843,878
2.00%, 10/31/21	11,000	10,793,779
2.00%, 11/15/21	8,000	7,850,675
2.00%, 12/31/21	6,500	6,367,969
2.00%, 07/31/22	7,000	6,825,460
2.00%, 11/30/22	13,200	12,825,714
2.00%, 02/15/23	8,345	8,092,215
2.00%, 04/30/24	1,000	957,234
2.00%, 05/31/24	8,000	7,649,808
2.00%, 06/30/24	8,000	7,644,375
2.00%, 02/15/25	12,000	11,386,831
2.00%, 08/15/25	14,800	13,981,422
2.00%, 11/15/26	10,900	10,166,303
2.13%, 08/31/20	18,120	18,017,015

Security	Principal (000s)	Value
2.13%, 01/31/21	$7,000	$6,941,935
2.13%, 06/30/21	2,600	2,569,809
2.13%, 08/15/21	17,295	17,074,950
2.13%, 09/30/21	5,000	4,931,074
2.13%, 12/31/21	4,250	4,184,215
2.13%, 06/30/22	13,500	13,239,104
2.13%, 12/31/22	7,400	7,225,463
2.13%, 11/30/23	7,000	6,779,856
2.13%, 02/29/24	4,800	4,635,329
2.13%, 03/31/24	6,000	5,789,754
2.13%, 07/31/24	6,000	5,772,170
2.13%, 09/30/24	2,000	1,920,659
2.13%, 11/30/24	6,000	5,752,990
2.13%, 05/15/25	10,800	10,312,412
2.25%, 03/31/21	9,300	9,245,469
2.25%, 04/30/21	1,000	993,694
2.25%, 01/31/24	4,800	4,672,290
2.25%, 11/15/24	14,000	13,531,338
2.25%, 11/15/25	16,000	15,351,125
2.25%, 02/15/27	16,300	15,487,756
2.25%, 08/15/27	8,500	8,053,141
2.25%, 11/15/27	9,500	8,988,670
2.38%, 12/31/20	5,100	5,096,017
2.38%, 08/15/24	6,900	6,736,841
2.38%, 05/15/27	6,500	6,234,627
2.50%, 08/15/23	2,040	2,020,079
2.50%, 05/15/24	8,025	7,908,080
2.63%, 08/15/20	4,500	4,528,523
2.63%, 11/15/20	6,875	6,918,159
2.75%, 11/15/23	7,150	7,164,314
2.75%, 02/15/28	10,000	9,898,304
3.13%, 05/15/19	10,000	10,115,210
3.13%, 05/15/21	8,600	8,770,856
3.38%, 11/15/19	6,993	7,125,646
3.50%, 05/15/20	6,353	6,513,571
3.63%, 08/15/19	4,590	4,683,395
3.63%, 02/15/20	2,010	2,061,600
3.63%, 02/15/21	756	781,822
6.00%, 02/15/26	7,000	8,592,241
6.38%, 08/15/27	2,500	3,228,618
6.50%, 11/15/26	4,000	5,127,944
6.63%, 02/15/27	5,500	7,151,533
6.75%, 08/15/26	1,000	1,295,601

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal or shares (000s)	Value
6.88%, 08/15/25	$2,000	$2,549,298
7.25%, 08/15/22	750	897,703
7.50%, 11/15/24	750	967,478
7.63%, 11/15/22	3,000	3,668,278
7.88%, 02/15/21	5,000	5,781,742
8.00%, 11/15/21	3,700	4,415,011
8.50%, 02/15/20	1,667	1,866,996
8.75%, 05/15/20	850	969,134
8.75%, 08/15/20	8,000	9,219,862

		1,079,384,348

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $1,167,759,287)		1,135,249,107

SHORT-TERM INVESTMENTS — 1.31%

MONEY MARKET FUNDS — 1.31%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,h,i]	24,961	24,961,308

		24,961,308

TOTAL SHORT-TERM INVESTMENTS (Cost: $24,961,308)		24,961,308

TOTAL INVESTMENTS IN SECURITIES — 100.40%
(Cost: $1,955,463,514)		1,909,965,455
Other Assets, Less Liabilities — (0.40)%		(7,562,256)

NET ASSETS — 100.00%		$1,902,403,199

BAB  —  Build America Bond

GO  —  General Obligation

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[c]	All or a portion of this security is on loan.
[d]	Affiliate of the Fund.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	Zero-coupon bond.
[h]	Annualized 7-day yield as of period end.
[i]	All or a portion of this security was purchased with cash collateral received from loaned securities.

76	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ shares held at 02/28/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 02/28/18 (000s)	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares
	20,981	3,980	[b]	—	24,961	$24,961,308	$174,626	[c]	$—	$—
PNC Bank N.A.
2.15%, 04/29/21	$250	$—		$—	$250	243,375	5,750		—	(4,868)
2.20%, 01/28/19	500	—		(500)	—	—	8,620		(651)	(2,026)
2.30%, 06/01/20	500	—		—	500	494,270	12,421		—	(8,891)
2.45%, 11/05/20	—	250		—	250	246,825	1,891		—	(5,044)
2.50%, 01/22/21	—	250		—	250	246,598	536		—	(2,115)
2.70%, 11/01/22	250	—		—	250	242,978	6,754		—	(5,537)
2.95%, 02/23/25	300	—		(300)	—	—	2,765		(13,595)	17,616
3.25%, 06/01/25	250	—		—	250	245,955	6,653		—	(4,943)
4.20%, 11/01/25	250	250		—	500	517,215	11,237		—	(17,915)
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	—	150		—	150	144,236	328		—	(914)
3.30%, 03/08/22	400	—		—	400	403,180	11,031		—	(7,823)
3.90%, 04/29/24	500	—		(250)	250	255,017	12,552		9,758	(9,634)
4.38%, 08/11/20	350	50		—	400	413,464	9,932		—	(6,388)
6.88%, 05/15/19	776	390		(516)	650	680,816	49,776		40,704	(73,837)

						$29,095,237	$314,872		$36,216	$(132,319)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$651,030,976	$—	$651,030,976
Foreign government obligations	—	96,381,772	—	96,381,772
Municipal debt obligations	—	2,342,292	—	2,342,292
U.S. government & agency obligations	—	1,135,249,107	—	1,135,249,107
Money market funds	24,961,308	—	—	24,961,308

Total	$24,961,308	$1,885,004,147	$—	$1,909,965,455

See notes to financial statements.

SCHEDULES OF INVESTMENTS	77

Schedule of Investments

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 38.47%

ADVERTISING — 0.10%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$25	$25,167
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	25	24,417
3.63%, 05/01/22	25	25,306
3.65%, 11/01/24 (Call 08/01/24)	25	24,885
WPP Finance 2010
3.75%, 09/19/24	50	50,093

		149,868
AEROSPACE & DEFENSE — 0.58%
Boeing Co. (The)
3.38%, 06/15/46 (Call 12/15/45)	25	22,786
Embraer Netherlands Finance BV
5.05%, 06/15/25	100	104,302
Harris Corp.
4.40%, 12/15/20	25	25,855
4.85%, 04/27/35 (Call 10/27/34)	15	16,041
L3 Technologies Inc.
3.95%, 05/28/24 (Call 02/28/24)	18	18,226
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	25	24,033
3.60%, 03/01/35 (Call 09/01/34)	15	14,241
4.07%, 12/15/42	33	32,560
4.25%, 11/15/19	25	25,687
4.50%, 05/15/36 (Call 11/15/35)	25	26,553
Series B
6.15%, 09/01/36	25	31,381
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	35	33,598
3.25%, 01/15/28 (Call 10/15/27)	35	33,448
3.50%, 03/15/21	25	25,346
4.75%, 06/01/43	25	26,955
Northrop Grumman Systems Corp.
7.75%, 02/15/31	50	67,686
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	25	26,320
Rockwell Collins Inc.
3.20%, 03/15/24 (Call 01/15/24)	40	39,197
4.80%, 12/15/43 (Call 06/15/43)	50	54,107
United Technologies Corp.
3.10%, 06/01/22	50	49,856

Security	Principal (000s)	Value
3.13%, 05/04/27 (Call 02/04/27)	$30	$28,474
3.75%, 11/01/46 (Call 05/01/46)	25	22,955
4.50%, 06/01/42	50	51,445
6.05%, 06/01/36	26	31,692

		832,744
AGRICULTURE — 0.48%
Altria Group Inc.
2.95%, 05/02/23	25	24,584
5.38%, 01/31/44	35	40,118
Archer-Daniels-Midland Co.
4.54%, 03/26/42	25	25,979
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)[a]	125	119,524
4.39%, 08/15/37 (Call 02/15/37)[a]	50	49,450
4.54%, 08/15/47 (Call 02/15/47)[a]	25	24,296
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)	45	45,379
Philip Morris International Inc.
1.88%, 11/01/19	50	49,329
2.50%, 08/22/22	25	24,237
2.63%, 03/06/23	75	72,766
4.88%, 11/15/43	25	27,032
6.38%, 05/16/38	25	32,373
Reynolds American Inc.
3.25%, 06/12/20	50	50,231
4.00%, 06/12/22	79	80,949
5.70%, 08/15/35 (Call 02/15/35)	25	28,465

		694,712
AIRLINES — 0.19%
American Airlines Pass Through Trust
Series 2014-1, Class A
3.70%, 04/01/28	104	103,116
Series 2015-1, Class A
3.38%, 11/01/28	26	25,673
Continental Airlines Inc. Pass Through Trust
Series 2012-2, Class A
4.00%, 04/29/26	12	12,189
Delta Air Lines Inc.
2.60%, 12/04/20	50	49,375
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	35	34,998
3.45%, 11/16/27 (Call 08/16/27)	50	48,585

		273,936

78	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
APPAREL — 0.04%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	$25	$23,077
3.88%, 11/01/45 (Call 05/01/45)	15	14,774
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	25	24,899

		62,750
AUTO MANUFACTURERS — 0.72%
American Honda Finance Corp.
1.20%, 07/12/19	17	16,683
2.00%, 02/14/20	50	49,372
2.30%, 09/09/26	30	27,450
2.65%, 02/12/21	50	49,779
Daimler Finance North America LLC
8.50%, 01/18/31	25	36,471
Ford Motor Co.
4.75%, 01/15/43	39	36,002
6.63%, 10/01/28	50	57,763
Ford Motor Credit Co. LLC
3.34%, 03/18/21	275	273,743
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	25	24,652
4.88%, 10/02/23	116	121,561
5.00%, 04/01/35	25	25,066
6.25%, 10/02/43	25	27,905
General Motors Financial Co. Inc.
2.45%, 11/06/20	62	60,730
3.15%, 01/15/20 (Call 12/15/19)	50	50,080
3.20%, 07/13/20 (Call 06/13/20)	20	20,006
PACCAR Financial Corp.
2.80%, 03/01/21	25	25,013
Toyota Motor Credit Corp.
2.15%, 03/12/20	50	49,517
2.25%, 10/18/23	25	23,829
2.90%, 04/17/24	25	24,628
3.40%, 09/15/21	45	45,736

		1,045,986
AUTO PARTS & EQUIPMENT — 0.04%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	25	24,489
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	35	35,880

		60,369

Security	Principal (000s)	Value
BANKS — 7.87%
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	$50	$49,727
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	25	24,476
3.30%, 01/11/23	175	174,436
4.13%, 01/22/24	133	137,478
4.45%, 03/03/26	164	168,159
5.00%, 01/21/44	30	33,814
(3 mo. LIBOR US + 0.370%) 2.74%, 01/23/22 (Call 01/23/21)[b]	75	74,232
(3 mo. LIBOR US + 0.660%) 2.37%, 07/21/21 (Call 07/21/20)[b]	52	51,220
(3 mo. LIBOR US + 0.790%)
3.00%, 12/20/23 (Call 12/20/22)[a,b]	139	136,005
(3 mo. LIBOR US + 0.930%) 2.82%, 07/21/23 (Call 07/21/22)[b]	25	24,386
(3 mo. LIBOR US + 1.021%) 2.88%, 04/24/23 (Call 04/24/22)[b]	80	78,476
(3 mo. LIBOR US + 1.190%) 3.95%, 01/23/49 (Call 01/23/48)[b]	175	167,398
(3 mo. LIBOR US + 1.575%) 3.82%, 01/20/28 (Call 01/20/27)[b]	50	49,609
(3 mo. LIBOR US + 1.814%) 4.24%, 04/24/38 (Call 04/24/37)[b]	50	50,887
Bank of Montreal
1.50%, 07/18/19	25	24,580
1.75%, 09/11/19	50	49,349
1.90%, 08/27/21	85	81,751
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	25	24,267
2.45%, 11/27/20 (Call 10/27/20)	75	74,033
2.95%, 01/29/23 (Call 12/29/22)	100	98,841
3.00%, 02/24/25 (Call 01/24/25)	25	24,261
3.40%, 01/29/28 (Call 10/29/27)	50	48,939
3.55%, 09/23/21 (Call 08/23/21)	70	71,175
3.65%, 02/04/24 (Call 01/05/24)	25	25,420
Bank of Nova Scotia (The)
2.05%, 06/05/19	80	79,448
4.38%, 01/13/21	120	124,840
4.50%, 12/16/25	50	51,163

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	$77	$76,021
Barclays PLC
3.65%, 03/16/25	200	192,628
BB&T Corp.
5.25%, 11/01/19	25	25,962
BNP Paribas SA
5.00%, 01/15/21	50	52,574
Canadian Imperial Bank of Commerce
2.70%, 02/02/21	75	74,297
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	60	58,874
3.20%, 01/30/23 (Call 12/30/22)	50	49,064
3.50%, 06/15/23	50	49,964
3.75%, 04/24/24 (Call 03/24/24)	47	47,095
3.75%, 03/09/27 (Call 02/09/27)	75	72,865
4.75%, 07/15/21	90	94,234
Citigroup Inc.
2.50%, 07/29/19	80	79,729
2.70%, 03/30/21	145	143,283
3.70%, 01/12/26	50	49,682
3.75%, 06/16/24	100	100,835
3.88%, 03/26/25	50	49,819
4.13%, 07/25/28	25	24,821
5.30%, 05/06/44	50	55,424
5.50%, 09/13/25	25	27,339
(3 mo. LIBOR US + 0.722%) 3.14%, 01/24/23 (Call 01/24/22)[b]	50	49,559
(3 mo. LIBOR US + 1.151%) 3.52%, 10/27/28 (Call 10/27/27)[b]	60	57,863
(3 mo. LIBOR US + 1.168%) 3.88%, 01/24/39 (Call 01/24/38)[b]	150	143,937
Citizens Bank N.A./Providence RI
2.25%, 03/02/20 (Call 02/03/20)	125	123,322
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	50	48,732
Cooperatieve Rabobank UA
5.25%, 05/24/41	50	59,192
Credit Suisse AG/New York NY
5.40%, 01/14/20	50	52,056
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	150	151,438

Security	Principal (000s)	Value
Deutsche Bank AG
2.95%, 08/20/20	$50	$49,530
4.10%, 01/13/26[c]	65	63,677
Deutsche Bank AG/London
3.70%, 05/30/24	50	48,794
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	105	104,806
4.30%, 01/16/24 (Call 12/16/23)	25	25,837
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	100	96,669
2.55%, 10/23/19	105	104,499
2.60%, 04/23/20 (Call 03/23/20)	45	44,677
2.75%, 09/15/20 (Call 08/15/20)	50	49,663
3.20%, 02/23/23 (Call 01/23/23)	25	24,608
3.50%, 11/16/26 (Call 11/16/25)	100	96,368
3.75%, 05/22/25 (Call 02/22/25)	33	32,856
4.75%, 10/21/45 (Call 04/21/45)	60	63,853
5.75%, 01/24/22	100	108,584
5.95%, 01/15/27	27	30,399
6.00%, 06/15/20	50	53,291
6.13%, 02/15/33	25	30,104
6.75%, 10/01/37	75	94,738
(3 mo. LIBOR US + 1.201%) 3.27%, 09/29/25 (Call 09/29/24)[b]	50	48,237
(3 mo. LIBOR US + 1.373%) 4.02%, 10/31/38 (Call 10/31/37)[b]	50	48,263
HSBC Holdings PLC
4.25%, 08/18/25	251	249,850
JPMorgan Chase & Co.
2.20%, 10/22/19	155	153,703
2.55%, 10/29/20 (Call 09/29/20)	100	99,049
2.95%, 10/01/26 (Call 07/01/26)	50	47,062
2.97%, 01/15/23 (Call 01/15/22)	100	98,419
3.13%, 01/23/25 (Call 10/23/24)	25	24,276
4.25%, 10/01/27	50	50,936
4.95%, 03/25/20	100	104,189
4.95%, 06/01/45	50	53,978
5.60%, 07/15/41	55	66,559
6.40%, 05/15/38	50	65,379
(3 mo. LIBOR US + 0.945%) 3.51%, 01/23/29 (Call 01/23/28)[b]	50	48,460
(3 mo. LIBOR US + 1.220%) 3.90%, 01/23/49 (Call 01/23/48)[b]	50	47,069

80	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 1.580%) 4.26%, 02/22/48 (Call 02/22/47)[b]	$50	$49,951
KeyCorp
5.10%, 03/24/21	100	105,869
KfW
0.00%, 04/18/36[d]	200	110,836
1.25%, 09/30/19	100	98,294
1.63%, 05/29/20	50	49,036
1.63%, 03/15/21	280	271,804
2.00%, 05/02/25	50	46,877
2.13%, 06/15/22	145	141,226
2.13%, 01/17/23	25	24,197
2.38%, 08/25/21	100	99,007
2.50%, 11/20/24	25	24,291
2.63%, 01/25/22	50	49,806
Landwirtschaftliche Rentenbank
1.38%, 10/23/19	40	39,366
2.00%, 01/13/25	25	23,494
2.38%, 06/10/25	125	120,045
Mitsubishi UFJ Financial Group Inc.
3.46%, 03/02/23	50	49,931
3.68%, 02/22/27	50	49,484
3.78%, 03/02/25	50	50,058
3.96%, 03/02/28	50	50,223
Morgan Stanley
2.75%, 05/19/22	25	24,446
3.13%, 01/23/23	50	49,261
3.13%, 07/27/26	75	71,205
3.95%, 04/23/27	50	49,185
4.10%, 05/22/23	30	30,541
4.30%, 01/27/45	50	50,000
4.35%, 09/08/26	76	77,312
4.38%, 01/22/47	25	25,334
5.50%, 07/28/21	120	128,780
(3 mo. LIBOR US + 1.140%) 3.77%, 01/24/29 (Call 01/24/28)[b]	50	48,944
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	25	24,658
3.50%, 06/18/22	50	50,233
Northern Trust Corp.
2.38%, 08/02/22	40	38,964
3.38%, 08/23/21	25	25,425
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	50	48,980

Security	Principal (000s)	Value
PNC Bank N.A.
2.63%, 02/17/22 (Call 01/18/22)[e]	$250	$245,107
Regions Financial Corp.
3.20%, 02/08/21 (Call 01/08/21)	50	50,158
Royal Bank of Canada
2.15%, 10/26/20	105	103,047
2.35%, 10/30/20	81	80,026
4.65%, 01/27/26	34	35,267
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	25	24,798
4.50%, 07/17/25 (Call 04/17/25)	25	25,363
Santander UK PLC
2.38%, 03/16/20	100	98,759
4.00%, 03/13/24	56	57,058
State Street Corp.
4.38%, 03/07/21	25	26,070
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	50	45,823
2.78%, 10/18/22	50	48,675
2.93%, 03/09/21	100	99,519
3.10%, 01/17/23	25	24,652
3.35%, 10/18/27[c]	50	48,160
3.54%, 01/17/28	25	24,400
SunTrust Bank/Atlanta GA
3.00%, 02/02/23 (Call 01/02/23)	125	123,201
(3 mo. LIBOR US + 0.480%) 2.59%, 01/29/21 (Call 01/29/20)[b]	25	24,889
Svenska Handelsbanken AB
1.88%, 09/07/21	120	114,792
1.95%, 09/08/20	65	63,430
Toronto-Dominion Bank (The)
2.13%, 07/02/19	100	99,409
2.50%, 12/14/20	25	24,767
2.55%, 01/25/21	50	49,542
U.S. Bancorp.
3.00%, 03/15/22 (Call 02/15/22)	105	104,980
Series V
2.38%, 07/22/26 (Call 06/22/26)	125	113,814
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	90	89,203
Wells Fargo & Co.
2.55%, 12/07/20	155	152,969
2.60%, 07/22/20	115	114,074

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.50%, 03/08/22	$125	$125,951
3.90%, 05/01/45	75	72,214
4.10%, 06/03/26	50	50,082
4.48%, 01/16/24	25	26,084
4.65%, 11/04/44	100	102,298
4.90%, 11/17/45	50	52,986
Series N 2.15%, 01/30/20	40	39,436
Westpac Banking Corp.
2.10%, 05/13/21	30	29,130
2.50%, 06/28/22	100	97,060
2.65%, 01/25/21	25	24,754
3.35%, 03/08/27	55	53,377
(5 year USD ICE Swap + 2.236%) 4.32%, 11/23/31 (Call 11/23/26)[b]	44	43,916

		11,363,664
BEVERAGES — 1.15%
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23 (Call 12/01/22)	50	49,798
3.70%, 02/01/24	100	101,671
4.70%, 02/01/36 (Call 08/01/35)	250	262,755
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	20	19,452
3.75%, 07/15/42	11	10,013
5.00%, 04/15/20	70	73,153
5.38%, 01/15/20	121	126,618
6.88%, 11/15/19	85	90,776
8.00%, 11/15/39	50	74,211
8.20%, 01/15/39	43	64,541
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	25	24,894
Coca-Cola Co. (The)
2.90%, 05/25/27	25	24,147
3.20%, 11/01/23	50	50,603
3.30%, 09/01/21	50	50,745
Constellation Brands Inc.
3.20%, 02/15/23 (Call 01/15/23)	150	148,386
3.70%, 12/06/26 (Call 09/06/26)	25	24,685
Diageo Capital PLC
4.83%, 07/15/20	50	52,318
5.88%, 09/30/36	25	31,575

Security	Principal (000s)	Value
Dr Pepper Snapple Group Inc.
3.43%, 06/15/27 (Call 03/15/27)	$25	$23,700
4.50%, 11/15/45 (Call 05/15/45)[a]	40	39,258
Molson Coors Brewing Co.
5.00%, 05/01/42	50	52,952
PepsiCo Inc.
1.35%, 10/04/19	50	49,125
2.15%, 10/14/20 (Call 09/14/20)	93	91,717
2.75%, 04/30/25 (Call 01/30/25)	46	44,431
3.00%, 10/15/27 (Call 07/15/27)	50	48,055
4.00%, 05/02/47 (Call 11/02/46)	25	25,121

		1,654,700
BIOTECHNOLOGY — 0.62%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	55	51,949
2.60%, 08/19/26 (Call 05/19/26)	50	45,781
3.13%, 05/01/25 (Call 02/01/25)	25	24,205
3.45%, 10/01/20	25	25,350
3.63%, 05/15/22 (Call 02/15/22)	75	76,032
4.66%, 06/15/51 (Call 12/15/50)	55	55,811
5.65%, 06/15/42 (Call 12/15/41)	25	29,335
6.40%, 02/01/39	25	31,619
Baxalta Inc.
5.25%, 06/23/45 (Call 12/23/44)	25	27,050
Biogen Inc.
2.90%, 09/15/20	30	29,968
4.05%, 09/15/25 (Call 06/15/25)	25	25,551
5.20%, 09/15/45 (Call 03/15/45)	25	27,195
Celgene Corp.
2.88%, 08/15/20	50	49,881
4.00%, 08/15/23	25	25,532
4.35%, 11/15/47 (Call 05/15/47)	50	47,028
5.00%, 08/15/45 (Call 02/15/45)	50	51,699
Gilead Sciences Inc.
2.35%, 02/01/20	25	24,837
2.55%, 09/01/20	40	39,726
3.25%, 09/01/22 (Call 07/01/22)	50	50,157
4.00%, 09/01/36 (Call 03/01/36)	45	44,472
4.40%, 12/01/21 (Call 09/01/21)	25	26,146
4.60%, 09/01/35 (Call 03/01/35)	50	53,175
5.65%, 12/01/41 (Call 06/01/41)	25	29,479

		891,978

82	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
BUILDING MATERIALS — 0.12%
Johnson Controls International PLC
5.13%, 09/14/45 (Call 03/14/45)	$25	$28,152
6.00%, 01/15/36	15	18,186
Martin Marietta Materials Inc.
3.50%, 12/15/27 (Call 09/15/27)	25	24,009
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)	30	30,764
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	25	25,670
4.40%, 01/30/48 (Call 07/30/47)	15	14,119
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	25	25,923

		166,823
CHEMICALS — 0.56%
Agrium Inc.
4.90%, 06/01/43 (Call 12/01/42)	25	26,188
Celanese U.S. Holdings LLC
4.63%, 11/15/22	45	46,869
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	25	24,888
4.25%, 11/15/20 (Call 08/15/20)	56	57,660
4.25%, 10/01/34 (Call 04/01/34)	25	25,165
5.25%, 11/15/41 (Call 05/15/41)	25	27,624
8.55%, 05/15/19	25	26,695
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	50	49,925
3.60%, 08/15/22 (Call 05/15/22)	13	13,160
EI du Pont de Nemours & Co.
2.80%, 02/15/23	20	19,637
4.15%, 02/15/43	50	49,281
LYB International Finance BV
5.25%, 07/15/43	25	27,508
Monsanto Co.
4.40%, 07/15/44 (Call 01/15/44)	25	24,671
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	25	24,340
4.25%, 11/15/23 (Call 08/15/23)	25	25,713
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	25	28,577
PPG Industries Inc.
3.60%, 11/15/20	50	51,000
3.75%, 03/15/28 (Call 12/15/27)	50	50,088

Security	Principal (000s)	Value
Praxair Inc.
2.25%, 09/24/20	$25	$24,746
2.45%, 02/15/22 (Call 11/15/21)	25	24,526
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	25	23,188
Sherwin-Williams Co. (The)
2.25%, 05/15/20	25	24,647
2.75%, 06/01/22 (Call 05/01/22)	25	24,397
4.50%, 06/01/47 (Call 12/01/46)	40	39,999
Syngenta Finance NV
3.13%, 03/28/22	26	25,079
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	25	24,355

		809,926
COMMERCIAL SERVICES — 0.37%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	65	64,317
3.38%, 09/15/25 (Call 06/15/25)	16	16,063
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	75	76,525
5.25%, 10/01/25 (Call 07/01/25)	25	26,086
Board of Trustees of The Leland Stanford Junior University (The)
3.65%, 05/01/48 (Call 11/01/47)	35	34,237
4.75%, 05/01/19	50	51,199
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	25	25,992
Ecolab Inc.
4.35%, 12/08/21	27	28,204
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	50	50,011
Northwestern University
3.66%, 12/01/57 (Call 06/01/57)	7	6,605
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	50	45,175
S&P Global Inc.
4.00%, 06/15/25 (Call 03/15/25)	25	25,591
University of Notre Dame du Lac
Series 2017 3.39%, 02/15/48 (Call 08/15/47)	30	27,896
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	25	25,094

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Western Union Co. (The)
5.25%, 04/01/20	$34	$35,413

		538,408
COMPUTERS — 1.16%
Apple Inc.
1.10%, 08/02/19	50	49,080
2.00%, 11/13/20	25	24,585
2.40%, 01/13/23 (Call 12/13/22)	25	24,244
2.40%, 05/03/23	175	169,228
2.50%, 02/09/22 (Call 01/09/22)	100	98,403
2.50%, 02/09/25	53	50,160
2.75%, 01/13/25 (Call 11/13/24)	25	24,050
3.00%, 11/13/27 (Call 08/13/27)	25	23,901
3.20%, 05/11/27 (Call 02/11/27)	45	43,830
3.45%, 02/09/45	30	27,371
3.85%, 05/04/43	50	48,793
3.85%, 08/04/46 (Call 02/04/46)	65	62,980
4.25%, 02/09/47 (Call 08/09/46)	30	30,921
4.38%, 05/13/45	50	52,404
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)[a]	100	102,081
6.02%, 06/15/26 (Call 03/15/26)[a]	215	229,614
8.10%, 07/15/36 (Call 01/15/36)[a]	25	30,667
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	50	50,545
4.40%, 10/15/22 (Call 08/15/22)	20	20,724
4.90%, 10/15/25 (Call 07/15/25)	20	20,670
6.35%, 10/15/45 (Call 04/15/45)	25	26,338
HP Inc.
3.75%, 12/01/20	17	17,324
4.38%, 09/15/21	50	51,893
IBM Credit LLC
2.65%, 02/05/21	100	99,368
International Business Machines Corp.
1.88%, 05/15/19	50	49,690
3.38%, 08/01/23	35	35,280
4.70%, 02/19/46	40	45,087
6.22%, 08/01/27	25	30,311
8.38%, 11/01/19	25	27,325
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)[a]	50	49,496
4.75%, 06/01/23	25	25,161

Security	Principal (000s)	Value
4.75%, 01/01/25	$40	$38,749

		1,680,273
COSMETICS & PERSONAL CARE — 0.11%
Procter & Gamble Co. (The)
2.15%, 08/11/22	31	30,011
3.10%, 08/15/23	55	55,154
5.55%, 03/05/37	30	37,639
Unilever Capital Corp.
5.90%, 11/15/32	25	31,397

		154,201
DISTRIBUTION & WHOLESALE — 0.02%
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	25	26,571

		26,571
DIVERSIFIED FINANCIAL SERVICES — 1.38%
Affiliated Managers Group Inc.
3.50%, 08/01/25	25	24,470
Air Lease Corp.
2.75%, 01/15/23 (Call 12/15/22)	135	130,480
4.75%, 03/01/20	50	51,742
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)	100	100,016
4.05%, 12/03/42	25	24,794
American Express Credit Corp.
2.20%, 03/03/20 (Call 02/01/20)	75	74,030
2.38%, 05/26/20 (Call 04/25/20)	50	49,440
Series F
2.60%, 09/14/20 (Call 08/14/20)	30	29,725
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	50	48,644
Brookfield Finance LLC
4.00%, 04/01/24 (Call 02/01/24)	35	35,390
Cboe Global Markets Inc.
3.65%, 01/12/27 (Call 10/12/26)	40	39,428
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	25	24,395
3.20%, 03/02/27 (Call 12/02/26)	15	14,600
3.20%, 01/25/28 (Call 10/25/27)	25	24,149
3.45%, 02/13/26 (Call 11/13/25)	45	44,799
4.45%, 07/22/20	25	26,028
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	25	30,429

84	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Credit Suisse USA Inc.
7.13%, 07/15/32	$75	$99,895
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	75	73,412
3.95%, 11/06/24 (Call 08/06/24)	25	24,978
Franklin Resources Inc.
2.85%, 03/30/25	25	24,184
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	50	49,788
International Lease Finance Corp.
8.25%, 12/15/20	95	106,897
Invesco Finance PLC
4.00%, 01/30/24	50	51,671
Lazard Group LLC
3.75%, 02/13/25	25	24,817
Mastercard Inc.
3.38%, 04/01/24	25	25,035
Nasdaq Inc.
5.55%, 01/15/20	50	52,327
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/20 (Call 10/01/20)	25	24,664
2.35%, 06/15/20 (Call 05/15/20)	25	24,699
Nomura Holdings Inc.
6.70%, 03/04/20	155	165,983
ORIX Corp.
3.25%, 12/04/24	35	33,991
Raymond James Financial Inc.
3.63%, 09/15/26	25	24,414
Stifel Financial Corp.
4.25%, 07/18/24	17	17,098
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	50	50,024
3.70%, 08/04/26 (Call 05/04/26)	40	38,226
3.95%, 12/01/27 (Call 09/01/27)	50	48,083
4.25%, 08/15/24 (Call 05/15/24)	95	95,716
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	50	49,672
3.30%, 04/01/27 (Call 01/01/27)	8	7,802
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	60	63,218
4.30%, 12/14/45 (Call 06/14/45)	40	42,395

		1,991,548

Security	Principal (000s)	Value
ELECTRIC — 2.42%
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)[a]	$25	$24,039
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	25	24,866
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	25	24,707
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	25	26,118
Arizona Public Service Co.
4.35%, 11/15/45 (Call 05/15/45)	25	26,389
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	50	48,521
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	25	24,862
3.75%, 11/15/23 (Call 08/15/23)	25	25,586
5.95%, 05/15/37	25	31,170
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	25	25,795
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	30	28,331
4.50%, 04/01/44 (Call 10/01/43)	25	27,317
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	25	26,622
4.63%, 12/01/54 (Call 06/01/54)	25	26,878
Series 08-B
6.75%, 04/01/38	25	34,381
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	25	25,138
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	50	49,603
3.63%, 12/01/24 (Call 09/01/24)	42	41,932
6.30%, 03/15/33	25	30,489
DTE Electric Co.
3.65%, 03/15/24 (Call 12/15/23)	25	25,674
3.70%, 06/01/46 (Call 12/01/45)	25	24,022
4.30%, 07/01/44 (Call 01/01/44)	25	26,336
DTE Energy Co.
1.50%, 10/01/19	10	9,810
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	25	24,265

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.95%, 12/01/26 (Call 09/01/26)	$35	$33,559
3.88%, 03/15/46 (Call 09/15/45)	25	24,671
5.30%, 02/15/40	100	119,040
Duke Energy Corp.
3.55%, 09/15/21 (Call 06/15/21)	35	35,518
3.95%, 08/15/47 (Call 02/15/47)	25	23,535
Duke Energy Florida LLC
6.35%, 09/15/37	25	32,994
Duke Energy Indiana LLC
6.45%, 04/01/39	25	33,379
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	15	14,069
4.10%, 03/15/43 (Call 09/15/42)	30	30,559
Enel Americas SA
4.00%, 10/25/26 (Call 07/25/26)	15	14,823
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	50	49,901
3.75%, 02/15/21 (Call 11/15/20)	25	25,539
Entergy Louisiana LLC
3.25%, 04/01/28 (Call 01/01/28)	15	14,506
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	25	24,261
Series H
3.15%, 01/15/25 (Call 10/15/24)	25	24,352
Series K
2.75%, 03/15/22 (Call 02/15/22)	25	24,621
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	25	24,511
3.50%, 06/01/22 (Call 05/01/22)	77	76,945
4.45%, 04/15/46 (Call 10/15/45)	25	25,463
4.95%, 06/15/35 (Call 12/15/34)	25	27,397
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	65	64,983
5.60%, 06/15/42 (Call 12/15/41)	25	26,138
5.75%, 10/01/41 (Call 04/01/41)	25	26,454
6.25%, 10/01/39	25	27,955
FirstEnergy Corp.
Series B 4.25%, 03/15/23 (Call 12/15/22)	41	42,202
Series C 4.85%, 07/15/47 (Call 01/15/47)	25	26,219
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	50	49,026

Security	Principal (000s)	Value
4.05%, 10/01/44 (Call 04/01/44)	$25	$25,501
5.69%, 03/01/40	25	31,239
Georgia Power Co.
2.00%, 03/30/20	50	49,286
Series 10-C 4.75%, 09/01/40	25	26,829
Hydro-Quebec
9.38%, 04/15/30	25	38,328
ITC Holdings Corp.
5.30%, 07/01/43 (Call 01/01/43)	25	28,455
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	25	24,978
4.20%, 03/15/48 (Call 09/15/47)	25	25,224
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	15	17,503
Louisville Gas & Electric Co.
Series 25 3.30%, 10/01/25 (Call 07/01/25)	25	24,703
MidAmerican Energy Co.
4.25%, 05/01/46 (Call 11/01/45)	25	26,183
Nevada Power Co.
6.65%, 04/01/36	50	66,163
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	25	24,082
2.20%, 08/15/20 (Call 07/15/20)	30	29,619
Oklahoma Gas & Electric Co.
4.15%, 04/01/47 (Call 10/01/46)	25	25,773
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	25	27,114
7.00%, 09/01/22	36	41,561
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	25	23,318
3.40%, 08/15/24 (Call 05/15/24)	30	29,627
3.50%, 06/15/25 (Call 03/15/25)	15	14,683
4.75%, 02/15/44 (Call 08/15/43)	25	25,414
5.80%, 03/01/37	25	28,937
6.05%, 03/01/34	50	58,538
6.25%, 03/01/39	25	30,447
PacifiCorp
6.00%, 01/15/39	25	32,205
Pinnacle West Capital Corp.
2.25%, 11/30/20	50	49,109

86	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	$25	$25,681
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	25	23,766
PSEG Power LLC
5.13%, 04/15/20	25	26,143
Public Service Co. of Colorado
4.30%, 03/15/44 (Call 09/15/43)	25	26,282
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	90	86,746
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)	25	27,105
Puget Sound Energy Inc.
6.27%, 03/15/37	25	32,232
San Diego Gas & Electric Co.
Series NNN
3.60%, 09/01/23 (Call 06/01/23)	25	25,563
Series RRR
3.75%, 06/01/47 (Call 12/01/46)	25	24,339
South Carolina Electric & Gas Co.
5.10%, 06/01/65 (Call 12/01/64)	25	26,133
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	50	51,423
4.65%, 10/01/43 (Call 04/01/43)	25	27,290
Series 08-A
5.95%, 02/01/38	25	31,483
Southern Co. (The)
1.85%, 07/01/19	42	41,531
4.40%, 07/01/46 (Call 01/01/46)	25	25,061
Series B
(3 mo. LIBOR US + 3.630%)
5.50%, 03/15/57 (Call 03/15/22)[b]	25	25,878
Southern Power Co.
Series F
4.95%, 12/15/46 (Call 06/15/46)	50	52,800
Southwestern Electric Power Co.
Series L
3.85%, 02/01/48 (Call 08/01/47)	25	23,893
TECO Finance Inc.
5.15%, 03/15/20	98	101,911
TransAlta Corp.
6.50%, 03/15/40	25	24,713
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	76	72,901

Security	Principal (000s)	Value
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	$25	$25,365
3.90%, 09/15/42 (Call 03/15/42)	25	24,843
Virginia Electric & Power Co.
4.20%, 05/15/45 (Call 11/15/44)	25	25,627
Series D
4.65%, 08/15/43 (Call 02/15/43)	25	27,293
Westar Energy Inc.
3.10%, 04/01/27 (Call 01/01/27)	70	67,868
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	20	22,462
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	25	24,546
3.35%, 12/01/26 (Call 06/01/26)	25	24,482

		3,495,650
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
4.25%, 11/15/20	30	31,137
Legrand France SA
8.50%, 02/15/25	25	31,562

		62,699
ELECTRONICS — 0.34%
Agilent Technologies Inc.
5.00%, 07/15/20	50	52,347
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	50	51,509
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	40	39,508
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	25	26,031
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	25	24,181
Honeywell International Inc.
3.81%, 11/21/47 (Call 05/21/47)	125	122,105
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	25	24,000
5.63%, 12/15/20	50	53,047
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	52,372
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	25	26,205
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	25	25,215

		496,520

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
ENGINEERING & CONSTRUCTION — 0.15%
ABB Finance USA Inc.
2.88%, 05/08/22	$25	$24,913
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	190	190,855

		215,768
ENVIRONMENTAL CONTROL — 0.06%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	11	10,741
4.75%, 05/15/23 (Call 02/15/23)	25	26,531
5.70%, 05/15/41 (Call 11/15/40)	10	11,911
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	25	24,414
4.10%, 03/01/45 (Call 09/01/44)	15	14,919

		88,516
FOOD — 0.52%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	25	24,828
7.00%, 10/01/28	25	30,076
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	50	48,308
Hershey Co. (The)
3.38%, 08/15/46 (Call 02/15/46)	40	35,648
4.13%, 12/01/20	25	25,934
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	25	23,802
JM Smucker Co. (The)
3.50%, 03/15/25	65	64,483
Kellogg Co.
2.65%, 12/01/23	25	24,287
3.25%, 04/01/26	25	23,885
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	75	84,661
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	50	49,716
3.95%, 07/15/25 (Call 04/15/25)	25	24,746
5.00%, 07/15/35 (Call 01/15/35)	25	26,011
5.20%, 07/15/45 (Call 01/15/45)	25	25,473
6.50%, 02/09/40	50	59,373
Kroger Co. (The)
3.30%, 01/15/21 (Call 12/15/20)	50	50,336
4.45%, 02/01/47 (Call 08/01/46)	25	23,473

Security	Principal (000s)	Value
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	$55	$53,527
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	50	53,712

		752,279
FOREST PRODUCTS & PAPER — 0.20%
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	65	68,232
5.50%, 01/17/27	30	31,579
Georgia-Pacific LLC
8.00%, 01/15/24	25	30,998
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	25	25,216
4.80%, 06/15/44 (Call 12/15/43)	95	99,180
7.30%, 11/15/39	25	33,563

		288,768
GAS — 0.26%
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	25	25,410
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	25	25,825
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	25	24,873
4.60%, 12/15/44 (Call 06/15/44)	15	15,542
KeySpan Corp.
5.80%, 04/01/35	25	29,514
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	25	23,940
4.90%, 12/01/21 (Call 09/01/21)	25	25,802
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	50	48,963
4.38%, 05/15/47 (Call 11/15/46)	25	25,433
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	15	16,355
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	50	49,482
3.75%, 11/15/25 (Call 08/15/25)	25	25,001
6.00%, 10/15/39	25	30,901
Southern California Gas Co.
2.60%, 06/15/26 (Call 03/15/26)	15	14,029

		381,070

88	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
HAND & MACHINE TOOLS — 0.02%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	$25	$24,849

		24,849
HEALTH CARE — PRODUCTS — 0.77%
Abbott Laboratories
2.80%, 09/15/20 (Call 08/15/20)	25	24,943
3.25%, 04/15/23 (Call 01/15/23)	50	49,691
3.75%, 11/30/26 (Call 08/30/26)	50	49,523
4.75%, 11/30/36 (Call 05/30/36)	50	53,449
4.90%, 11/30/46 (Call 05/30/46)	25	27,001
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	50	47,793
Becton Dickinson and Co.
2.68%, 12/15/19	50	49,778
3.25%, 11/12/20	65	64,997
3.73%, 12/15/24 (Call 09/15/24)	40	39,428
5.00%, 11/12/40	35	36,537
Boston Scientific Corp.
2.85%, 05/15/20	20	19,941
3.85%, 05/15/25	25	25,132
4.00%, 03/01/28 (Call 12/01/27)	25	24,928
7.00%, 11/15/35	25	32,299
Covidien International Finance SA
4.20%, 06/15/20	50	51,497
Life Technologies Corp.
6.00%, 03/01/20	50	52,934
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	75	75,105
3.50%, 03/15/25	100	99,897
4.50%, 03/15/42 (Call 09/15/41)	20	20,978
4.63%, 03/15/45	50	54,296
Stryker Corp.
4.38%, 05/15/44 (Call 11/15/43)	25	25,228
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	25	24,798
3.65%, 12/15/25 (Call 09/15/25)	50	49,785
4.50%, 03/01/21	25	26,062
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	50	49,246
3.55%, 04/01/25 (Call 01/01/25)	38	36,910

		1,112,176

Security	Principal (000s)	Value
HEALTH CARE — SERVICES — 0.89%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	$50	$44,278
6.75%, 12/15/37	15	19,415
Anthem Inc.
2.25%, 08/15/19	25	24,811
2.95%, 12/01/22 (Call 11/01/22)	25	24,501
3.65%, 12/01/27 (Call 09/01/27)	25	24,231
4.10%, 03/01/28	55	55,091
4.55%, 03/01/48	50	49,891
4.63%, 05/15/42	25	25,291
Ascension Health
3.95%, 11/15/46	25	24,871
Catholic Health Initiatives
4.35%, 11/01/42	25	22,866
Cigna Corp.
3.88%, 10/15/47 (Call 04/15/47)	25	22,221
4.00%, 02/15/22 (Call 11/15/21)	135	138,815
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	55	58,472
Howard Hughes Medical Institute
3.50%, 09/01/23	100	102,106
Humana Inc.
2.50%, 12/15/20	100	98,637
3.15%, 12/01/22 (Call 09/01/22)	25	24,780
4.63%, 12/01/42 (Call 06/01/42)	25	25,490
4.95%, 10/01/44 (Call 04/01/44)	25	26,471
Kaiser Foundation Hospitals
4.88%, 04/01/42	25	28,400
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (Call 07/01/24)	50	48,696
3.75%, 08/23/22 (Call 05/23/22)	25	25,417
Memorial Sloan-Kettering Cancer Center
Series 2015
4.20%, 07/01/55	50	50,858
Quest Diagnostics Inc.
4.70%, 04/01/21	25	26,177
UnitedHealth Group Inc.
2.70%, 07/15/20	35	34,955
2.88%, 03/15/22 (Call 12/15/21)	25	24,844
3.45%, 01/15/27	55	54,458
3.75%, 07/15/25	88	89,230

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.75%, 07/15/45	$50	$55,170
5.80%, 03/15/36	25	30,863

		1,281,306
HOME FURNISHINGS — 0.02%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	25	24,060

		24,060
HOUSEHOLD PRODUCTS & WARES — 0.03%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	25	24,959
Kimberly-Clark Corp.
3.05%, 08/15/25	25	24,466

		49,425
HOUSEWARES — 0.13%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	35	34,630
4.20%, 04/01/26 (Call 01/01/26)	100	98,974
5.50%, 04/01/46 (Call 10/01/45)	25	26,476
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	25	25,821

		185,901
INSURANCE — 1.32%
Aflac Inc.
3.63%, 11/15/24	45	45,373
Alleghany Corp.
4.95%, 06/27/22	10	10,592
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	25	24,724
Allstate Corp. (The)
4.50%, 06/15/43	15	15,945
5.55%, 05/09/35	50	58,619
Alterra Finance LLC
6.25%, 09/30/20	50	53,782
American International Group Inc.
3.38%, 08/15/20	100	100,725
3.90%, 04/01/26 (Call 01/01/26)	25	24,940
4.13%, 02/15/24	3	3,074
4.38%, 01/15/55 (Call 07/15/54)	25	23,354
4.80%, 07/10/45 (Call 01/10/45)	25	25,981
6.25%, 05/01/36	25	30,377
6.40%, 12/15/20	29	31,491

Security	Principal (000s)	Value
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	$39	$39,472
AXIS Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)	25	24,397
Berkshire Hathaway Inc.
3.40%, 01/31/22	50	50,945
4.50%, 02/11/43	15	16,230
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)[a]	50	46,808
4.70%, 06/22/47 (Call 12/22/46)[a]	25	23,305
Chubb INA Holdings Inc.
2.70%, 03/13/23	50	48,880
3.35%, 05/15/24	50	49,904
3.35%, 05/03/26 (Call 02/03/26)	15	14,800
4.35%, 11/03/45 (Call 05/03/45)	35	37,123
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	25	25,343
4.50%, 03/01/26 (Call 12/01/25)	10	10,326
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	25	24,972
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	25	26,314
6.10%, 10/01/41	25	31,172
Lincoln National Corp.
3.63%, 12/12/26 (Call 09/15/26)	50	49,477
7.00%, 06/15/40	25	33,767
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	50	48,348
Manulife Financial Corp.
4.15%, 03/04/26	31	31,706
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	41	40,319
3.50%, 06/03/24 (Call 03/03/24)	25	25,084
3.75%, 03/14/26 (Call 12/14/25)	60	60,266
MetLife Inc.
3.00%, 03/01/25	5	4,840
3.60%, 11/13/25 (Call 08/13/25)	60	60,097
4.05%, 03/01/45	70	67,973
4.60%, 05/13/46 (Call 11/13/45)	25	26,337
6.38%, 06/15/34	25	31,812
Series D
4.37%, 09/15/23	25	26,242

90	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	$30	$30,925
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	25	26,228
Principal Financial Group Inc.
4.63%, 09/15/42	30	30,909
Progressive Corp. (The)
3.70%, 01/26/45	25	23,774
3.75%, 08/23/21	25	25,640
Prudential Financial Inc.
4.50%, 11/16/21	30	31,408
5.70%, 12/14/36	26	31,438
(3 mo. LIBOR US + 3.920%) 5.63%, 06/15/43 (Call 06/15/23)[b]	80	84,849
Reinsurance Group of America Inc.
5.00%, 06/01/21	50	52,507
Travelers Companies Inc. (The)
3.90%, 11/01/20	34	34,883
4.60%, 08/01/43	25	27,252
Trinity Acquisition PLC
4.40%, 03/15/26 (Call 12/15/25)	25	25,495
Unum Group
5.63%, 09/15/20	50	53,087

		1,903,631
INTERNET — 0.40%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (Call 09/28/21)	50	49,994
4.00%, 12/06/37 (Call 06/06/37)	50	47,776
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	48,819
2.60%, 12/05/19 (Call 11/05/19)	75	75,016
3.88%, 08/22/37 (Call 02/22/37)[a]	85	84,649
4.05%, 08/22/47 (Call 02/22/47)[a]	25	24,846
4.95%, 12/05/44 (Call 06/05/44)	25	28,331
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	75	72,656
eBay Inc.
2.15%, 06/05/20	50	49,316
2.60%, 07/15/22 (Call 04/15/22)	25	24,227
4.00%, 07/15/42 (Call 01/15/42)	25	22,239
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	30	30,355
5.00%, 02/15/26 (Call 11/15/25)	20	20,509

		578,733

Security	Principal (000s)	Value
IRON & STEEL — 0.09%
Vale Overseas Ltd.
6.88%, 11/21/36	$110	$132,361

		132,361
LEISURE TIME — 0.08%
Carnival Corp.
3.95%, 10/15/20	50	51,410
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	45	44,497
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	25	26,864

		122,771
LODGING — 0.03%
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	25	25,005
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	20	20,075

		45,080
MACHINERY — 0.44%
Caterpillar Financial Services Corp.
1.85%, 09/04/20	60	58,583
2.00%, 03/05/20	57	56,228
Caterpillar Inc.
3.90%, 05/27/21	25	25,780
4.75%, 05/15/64 (Call 11/15/63)	25	27,859
CNH Industrial Capital LLC
4.38%, 04/05/22	100	102,201
4.88%, 04/01/21	50	51,874
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	25	27,961
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	50	49,097
3.90%, 06/09/42 (Call 12/09/41)	25	25,515
5.38%, 10/16/29	40	46,753
John Deere Capital Corp.
3.35%, 06/12/24	32	32,088
3.90%, 07/12/21	25	25,792
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	35	33,599
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	50	50,058
Wabtec Corp./DE
3.45%, 11/15/26 (Call 08/15/26)	25	23,770

		637,158

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
MANUFACTURING — 0.36%
3M Co.
2.25%, 03/15/23 (Call 02/15/23)	$25	$24,146
2.88%, 10/15/27 (Call 07/15/27)	25	23,879
3.88%, 06/15/44	15	15,004
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	25	25,326
Eaton Corp.
4.00%, 11/02/32	25	24,790
4.15%, 11/02/42	15	14,789
General Electric Co.
3.38%, 03/11/24	58	57,014
4.38%, 09/16/20	50	51,562
4.50%, 03/11/44	75	74,254
4.65%, 10/17/21	36	37,680
5.88%, 01/14/38	25	29,278
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	25	25,361
4.88%, 09/15/41 (Call 03/15/41)	25	28,518
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/44 (Call 05/01/44)	15	15,762
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	25	24,854
4.20%, 11/21/34 (Call 05/21/34)	25	25,972
Textron Inc.
4.30%, 03/01/24 (Call 12/01/23)	25	25,863

		524,052
MEDIA — 1.33%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	42	42,716
4.95%, 10/15/45 (Call 04/15/45)	15	16,677
6.20%, 12/15/34	50	61,952
6.40%, 12/15/35	90	113,830
CBS Corp.
2.90%, 01/15/27 (Call 10/15/26)	15	13,687
3.70%, 08/15/24 (Call 05/15/24)	25	24,927
4.85%, 07/01/42 (Call 01/01/42)	25	24,928
4.90%, 08/15/44 (Call 02/15/44)	15	15,369
7.88%, 07/30/30	25	32,935
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	50	50,370

Security	Principal (000s)	Value
4.20%, 03/15/28 (Call 12/15/27)	$25	$23,971
4.46%, 07/23/22 (Call 05/23/22)	80	81,849
4.91%, 07/23/25 (Call 04/23/25)	50	51,383
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	50	63,499
Comcast Corp.
2.85%, 01/15/23	50	49,212
3.38%, 02/15/25 (Call 11/15/24)	21	20,702
3.60%, 03/01/24	20	20,188
3.97%, 11/01/47 (Call 05/01/47)	104	97,206
4.00%, 11/01/49 (Call 05/01/49)	57	53,009
4.05%, 11/01/52 (Call 05/01/52)	31	28,945
4.25%, 01/15/33	35	35,824
6.40%, 05/15/38	7	8,872
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	80	77,330
5.00%, 09/20/37 (Call 03/20/37)	50	49,907
Grupo Televisa SAB
6.63%, 03/18/25	100	113,752
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	25	24,644
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	62	61,725
2.80%, 06/15/20 (Call 05/15/20)	25	24,791
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	25	25,021
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	50	50,612
5.00%, 02/01/20	50	51,721
5.50%, 09/01/41 (Call 03/01/41)	25	25,289
5.88%, 11/15/40 (Call 05/15/40)	25	26,546
7.30%, 07/01/38	25	30,205
Time Warner Entertainment Co. LP
8.38%, 03/15/23	25	29,959
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	25	24,759
3.60%, 07/15/25 (Call 04/15/25)	25	24,330
4.65%, 06/01/44 (Call 12/01/43)	15	14,672
4.88%, 03/15/20	70	72,616
5.38%, 10/15/41	25	26,763
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	85	87,162

92	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.25%, 04/01/44 (Call 10/01/43)	$25	$25,398
5.85%, 09/01/43 (Call 03/01/43)	25	27,376
Walt Disney Co. (The)
3.00%, 02/13/26	50	48,862
3.70%, 12/01/42	40	38,831

		1,914,322
METAL FABRICATE & HARDWARE — 0.04%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	50	49,706
4.38%, 06/15/45 (Call 12/15/44)	10	10,595

		60,301
MINING — 0.20%
Barrick North America Finance LLC
5.75%, 05/01/43	35	41,483
BHP Billiton Finance USA Ltd.
5.00%, 09/30/43	25	28,800
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	25	25,147
Newmont Mining Corp.
6.25%, 10/01/39	25	30,586
Rio Tinto Alcan Inc.
7.25%, 03/15/31	25	31,985
Southern Copper Corp.
3.88%, 04/23/25	50	50,267
5.88%, 04/23/45	25	28,718
6.75%, 04/16/40	25	31,292
Yamana Gold Inc.
4.95%, 07/15/24 (Call 04/15/24)	25	25,854

		294,132
OFFICE & BUSINESS EQUIPMENT — 0.05%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[c]	25	23,282
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)	50	48,824

		72,106
OIL & GAS — 2.45%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	25	26,065
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	25	23,977
3.25%, 04/15/22 (Call 01/15/22)	25	24,791
4.25%, 01/15/44 (Call 07/15/43)	25	23,080
4.75%, 04/15/43 (Call 10/15/42)	50	49,366

Security	Principal (000s)	Value
BP Capital Markets PLC
2.52%, 01/15/20	$25	$24,896
3.06%, 03/17/22	65	65,008
3.22%, 11/28/23 (Call 09/28/23)	25	24,844
3.25%, 05/06/22	75	75,429
4.74%, 03/11/21	75	78,764
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	50	49,100
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	50	48,613
5.40%, 06/15/47 (Call 12/15/46)	50	50,183
Chevron Corp.
1.56%, 05/16/19	50	49,480
2.42%, 11/17/20 (Call 10/17/20)	50	49,545
2.95%, 05/16/26 (Call 02/16/26)	40	38,394
3.19%, 06/24/23 (Call 03/24/23)	40	40,060
3.33%, 11/17/25 (Call 08/17/25)	45	44,752
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	43	44,546
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	25	24,168
3.35%, 05/15/25 (Call 02/15/25)[c]	15	14,931
4.15%, 11/15/34 (Call 05/15/34)	110	111,036
4.30%, 11/15/44 (Call 05/15/44)	50	51,450
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	75	74,434
5.00%, 06/15/45 (Call 12/15/44)	25	26,127
5.60%, 07/15/41 (Call 01/15/41)	25	27,945
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)	25	26,364
5.88%, 09/18/23	25	27,112
Encana Corp.
7.38%, 11/01/31	50	62,853
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	25	24,710
4.10%, 02/01/21	25	25,690
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	25	24,566
3.90%, 10/01/27 (Call 07/01/27)	25	23,855
Exxon Mobil Corp.
3.04%, 03/01/26 (Call 12/01/25)	90	87,877
4.11%, 03/01/46 (Call 09/01/45)	15	15,638
Hess Corp.
5.60%, 02/15/41	25	25,709

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
6.00%, 01/15/40	$25	$26,451
HollyFrontier Corp.
5.88%, 04/01/26 (Call 01/01/26)	25	26,964
Kerr-McGee Corp.
6.95%, 07/01/24	65	75,371
7.88%, 09/15/31	50	64,874
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	50	49,522
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	50	49,115
Nexen Energy ULC
5.88%, 03/10/35	25	29,233
7.50%, 07/30/39	30	42,164
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	15	15,388
5.25%, 11/15/43 (Call 05/15/43)	25	26,612
6.00%, 03/01/41 (Call 09/01/40)	35	40,352
Occidental Petroleum Corp. Series 1
4.10%, 02/01/21 (Call 11/01/20)	82	84,830
Petroleos Mexicanos
3.50%, 01/30/23	50	48,141
4.50%, 01/23/26	100	96,888
4.63%, 09/21/23	25	25,116
4.88%, 01/18/24	50	50,824
5.50%, 01/21/21	50	52,342
5.50%, 06/27/44	50	44,858
5.63%, 01/23/46	70	62,812
6.00%, 03/05/20	32	33,600
6.38%, 02/04/21	25	26,744
6.38%, 01/23/45	75	72,962
6.50%, 03/13/27[a]	25	26,701
6.50%, 06/02/41	50	49,500
6.75%, 09/21/47	122	124,000
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	25	26,198
4.88%, 11/15/44 (Call 05/15/44)	25	26,296
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)	50	51,007
Shell International Finance BV
2.13%, 05/11/20	25	24,690
2.25%, 11/10/20	50	49,275
2.25%, 01/06/23	25	24,005

Security	Principal (000s)	Value
2.88%, 05/10/26	$55	$52,750
3.63%, 08/21/42	50	46,588
4.55%, 08/12/43	50	53,663
Statoil ASA
2.25%, 11/08/19	25	24,860
3.15%, 01/23/22	25	25,095
4.80%, 11/08/43	50	56,259
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	25	24,981
5.35%, 07/15/33	25	28,214
6.50%, 06/15/38	30	38,699
Total Capital Canada Ltd.
2.75%, 07/15/23	25	24,479
Total Capital International SA
3.75%, 04/10/24	50	51,182
Total Capital SA
4.13%, 01/28/21	125	129,306
Valero Energy Corp.
4.90%, 03/15/45	25	26,549

		3,534,818
OIL & GAS SERVICES — 0.17%
Halliburton Co.
3.80%, 11/15/25 (Call 08/15/25)	45	45,068
4.85%, 11/15/35 (Call 05/15/35)	30	32,135
5.00%, 11/15/45 (Call 05/15/45)	50	54,004
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	50	47,802
3.95%, 12/01/42 (Call 06/01/42)	25	21,717
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	25	25,454
TechnipFMC PLC
3.45%, 10/01/22 (Call 07/01/22)[a]	25	24,503

		250,683
PACKAGING & CONTAINERS — 0.13%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	25	23,283
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	35	35,163
WestRock MWV LLC
7.95%, 02/15/31	25	33,769
WestRock RKT Co.
3.50%, 03/01/20	100	101,134

		193,349

94	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
PHARMACEUTICALS — 1.33%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	$40	$38,841
3.20%, 05/14/26 (Call 02/14/26)	79	75,430
4.30%, 05/14/36 (Call 11/14/35)	25	25,043
4.40%, 11/06/42	38	37,684
4.45%, 05/14/46 (Call 11/14/45)	25	24,944
Allergan Funding SCS
3.85%, 06/15/24 (Call 03/15/24)	50	50,029
4.55%, 03/15/35 (Call 09/15/34)	25	24,935
4.75%, 03/15/45 (Call 09/15/44)	34	33,780
Allergan Inc./U.S.
3.38%, 09/15/20	10	10,054
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	25	23,353
AstraZeneca PLC
2.38%, 11/16/20	50	49,333
4.00%, 09/18/42	25	23,843
Bristol-Myers Squibb Co.
2.00%, 08/01/22	25	23,936
4.50%, 03/01/44 (Call 09/01/43)	25	27,064
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)	35	34,485
4.37%, 06/15/47 (Call 12/15/46)	25	23,545
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	69	66,473
2.80%, 07/20/20 (Call 06/20/20)	28	27,796
3.50%, 07/20/22 (Call 05/20/22)	25	24,911
5.13%, 07/20/45 (Call 01/20/45)	75	78,371
Eli Lilly & Co.
3.95%, 05/15/47 (Call 11/15/46)	15	15,132
Express Scripts Holding Co.
2.25%, 06/15/19	50	49,691
3.40%, 03/01/27 (Call 12/01/26)	50	47,379
4.75%, 11/15/21	20	20,969
4.80%, 07/15/46 (Call 01/15/46)	25	25,038
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	50	66,375
Johnson & Johnson
2.63%, 01/15/25 (Call 11/15/24)	50	48,349
3.55%, 03/01/36 (Call 09/01/35)	35	34,455
3.63%, 03/03/37 (Call 09/03/36)	55	54,365
3.70%, 03/01/46 (Call 09/01/45)	30	29,331

Security	Principal (000s)	Value
3.75%, 03/03/47 (Call 09/03/46)	$15	$14,772
5.95%, 08/15/37	40	51,957
Mead Johnson Nutrition Co.
4.90%, 11/01/19	25	25,829
5.90%, 11/01/39	40	47,376
Merck & Co. Inc.
2.40%, 09/15/22 (Call 06/15/22)	20	19,536
2.75%, 02/10/25 (Call 11/10/24)	100	96,567
3.60%, 09/15/42 (Call 03/15/42)	25	23,894
3.70%, 02/10/45 (Call 08/10/44)	75	72,895
3.88%, 01/15/21 (Call 10/15/20)	20	20,611
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	25	25,932
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	25	24,474
3.00%, 11/20/25 (Call 08/20/25)	25	24,425
4.00%, 11/20/45 (Call 05/20/45)	30	30,583
Pfizer Inc.
3.40%, 05/15/24	110	111,176
4.13%, 12/15/46	15	15,444
4.40%, 05/15/44	25	26,658
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)	100	96,602
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	25	23,480
3.25%, 02/01/23 (Call 11/01/22)	25	24,792
4.50%, 11/13/25 (Call 08/13/25)	25	26,423

		1,918,360
PIPELINES — 1.43%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%, 12/01/47 (Call 06/01/47)	5	4,877
5.25%, 01/15/25 (Call 01/15/21)	30	30,784
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	25	25,815
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	25	25,124
5.60%, 10/15/44 (Call 04/15/44)	15	15,206
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	50	51,541
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	50	49,230

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.00%, 05/15/44 (Call 11/15/43)	$15	$14,249
Enbridge Energy Partners LP
7.38%, 10/15/45 (Call 04/15/45)	25	32,733
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	50	49,185
Energy Transfer LP
4.15%, 10/01/20 (Call 08/01/20)	50	51,064
4.90%, 03/15/35 (Call 09/15/34)	25	23,942
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	25	23,680
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	25	24,946
3.75%, 02/15/25 (Call 11/15/24)	35	35,187
3.95%, 02/15/27 (Call 11/15/26)[c]	50	50,527
4.25%, 02/15/48 (Call 08/15/47)	25	23,997
4.45%, 02/15/43 (Call 08/15/42)	75	74,230
Series E
(3 mo. LIBOR US + 3.033%)
5.25%, 08/16/77 (Call 08/16/27)[b]	50	48,359
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	25	24,483
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 (Call 06/01/24)	50	50,638
5.00%, 10/01/21 (Call 07/01/21)	50	52,486
5.30%, 09/15/20	25	26,263
5.40%, 09/01/44 (Call 03/01/44)	50	50,930
5.63%, 09/01/41	25	26,008
Kinder Morgan Inc./DE
5.30%, 12/01/34 (Call 06/01/34)	35	35,908
5.55%, 06/01/45 (Call 12/01/44)	50	52,509
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)	25	24,074
4.25%, 02/01/21	20	20,605
MPLX LP
4.88%, 06/01/25 (Call 03/01/25)	25	26,259
5.50%, 02/15/23 (Call 04/02/18)	50	51,407
ONEOK Partners LP
5.00%, 09/15/23 (Call 06/15/23)	50	52,902
6.13%, 02/01/41 (Call 08/01/40)	25	28,845
Phillips 66 Partners LP
3.75%, 03/01/28 (Call 12/01/27)	50	48,469
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	49,390

Security	Principal (000s)	Value
4.50%, 12/15/26 (Call 09/15/26)	$50	$49,591
4.90%, 02/15/45 (Call 08/15/44)	40	37,490
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	50	49,043
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 03/27/18)	20	20,351
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	85	80,975
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (Call 07/01/27)	50	47,731
5.40%, 10/01/47 (Call 04/01/47)	50	48,959
5.95%, 12/01/25 (Call 09/01/25)	70	76,401
TransCanada PipeLines Ltd.
3.80%, 10/01/20	49	50,117
4.63%, 03/01/34 (Call 12/01/33)	5	5,301
5.85%, 03/15/36	15	18,023
6.10%, 06/01/40	25	31,126
Transcontinental Gas Pipe Line Co. LLC
5.40%, 08/15/41 (Call 02/15/41)	15	16,884
7.85%, 02/01/26 (Call 11/01/25)	10	12,452
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	50	50,137
Williams Partners LP
3.75%, 06/15/27 (Call 03/15/27)	55	53,465
4.30%, 03/04/24 (Call 12/04/23)	50	51,213
5.10%, 09/15/45 (Call 03/15/45)	20	20,678
5.25%, 03/15/20	44	45,910
6.30%, 04/15/40	20	23,647

		2,065,346

REAL ESTATE — 0.07%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	20	20,026
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	50	52,572
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)	25	26,138

		98,736

REAL ESTATE INVESTMENT TRUSTS — 1.58%
Alexandria Real Estate Equities Inc.
4.60%, 04/01/22 (Call 01/01/22)	50	52,244

96	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (Call 01/15/23)	$25	$25,088
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	25	24,869
3.00%, 06/15/23	25	24,378
3.45%, 09/15/21	25	25,164
3.50%, 01/31/23	82	81,951
3.60%, 01/15/28 (Call 10/15/27)	25	23,785
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	25	23,588
2.95%, 09/15/22 (Call 06/15/22)	50	49,447
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	52	53,250
4.13%, 05/15/21 (Call 02/15/21)	25	25,800
Brixmor Operating Partnership LP
3.90%, 03/15/27 (Call 12/15/26)	25	24,021
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	50	48,946
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	15	15,104
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	50	47,880
3.70%, 06/15/26 (Call 03/15/26)	15	14,468
4.45%, 02/15/26 (Call 11/15/25)	140	142,937
Digital Realty Trust LP
3.95%, 07/01/22 (Call 05/01/22)	50	51,289
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	25	26,039
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	25	26,759
ERP Operating LP
3.50%, 03/01/28 (Call 12/01/27)	25	24,577
4.50%, 06/01/45 (Call 12/01/44)	25	26,082
4.63%, 12/15/21 (Call 09/15/21)	25	26,324
Essex Portfolio LP
4.50%, 03/15/48	25	25,133
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	35	34,028
3.88%, 08/15/24 (Call 05/17/24)	25	25,049
4.00%, 12/01/22 (Call 10/01/22)	25	25,715
Healthcare Realty Trust Inc.
3.63%, 01/15/28 (Call 10/15/27)	25	24,021

Security	Principal (000s)	Value
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	$25	$25,591
5.00%, 08/15/22 (Call 02/15/22)	25	26,124
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23 (Call 07/15/23)	50	49,732
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	25	24,821
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	50	48,838
3.30%, 02/01/25 (Call 12/01/24)	35	33,719
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	50	52,005
Mid-America Apartments LP
4.30%, 10/15/23 (Call 07/15/23)	25	25,884
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	175	174,578
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	25	23,947
Realty Income Corp.
3.88%, 07/15/24 (Call 04/15/24)	50	50,626
Select Income REIT
4.25%, 05/15/24 (Call 02/15/24)	25	24,408
4.50%, 02/01/25 (Call 11/01/24)	25	24,565
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	50	50,120
Simon Property Group LP
2.50%, 07/15/21 (Call 04/15/21)	25	24,645
3.38%, 10/01/24 (Call 07/01/24)	55	54,625
4.13%, 12/01/21 (Call 09/01/21)	75	77,653
6.75%, 02/01/40 (Call 11/01/39)	25	33,292
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	50	50,906
Ventas Realty LP
4.13%, 01/15/26 (Call 10/15/25)	30	30,366
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	50	52,249
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	35	33,217
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	155	156,178
4.50%, 01/15/24 (Call 10/15/23)	25	26,006
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	85	83,985

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)	$11	$11,334

		2,287,350
RETAIL — 1.17%
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	40	40,139
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[c]	25	24,412
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	50	53,145
Costco Wholesale Corp.
3.00%, 05/18/27 (Call 02/18/27)	75	72,466
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	25	24,643
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	50	50,246
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	90	81,231
2.63%, 06/01/22 (Call 05/01/22)	43	42,461
2.80%, 09/14/27 (Call 06/14/27)	25	23,560
3.00%, 04/01/26 (Call 01/01/26)	50	48,486
3.75%, 02/15/24 (Call 11/15/23)	45	46,380
4.20%, 04/01/43 (Call 10/01/42)	25	25,760
4.25%, 04/01/46 (Call 10/01/45)	25	25,864
5.88%, 12/16/36	10	12,761
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	25	25,399
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	50	50,232
3.80%, 11/15/21 (Call 08/15/21)	40	41,170
4.05%, 05/03/47 (Call 11/03/46)	25	24,493
4.25%, 09/15/44 (Call 03/15/44)	25	25,249
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[c]	50	50,006
6.90%, 04/01/29	25	26,462
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	25	24,733
4.60%, 05/26/45 (Call 11/26/44)	15	15,675
4.70%, 12/09/35 (Call 06/09/35)	20	21,404
4.88%, 12/09/45 (Call 06/09/45)	25	27,204
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	25	25,333
5.00%, 01/15/44 (Call 07/15/43)	25	24,130

Security	Principal (000s)	Value
O’Reilly Automotive Inc.
3.60%, 09/01/27 (Call 06/01/27)	$50	$48,677
QVC Inc.
4.38%, 03/15/23	45	44,958
4.85%, 04/01/24	25	25,350
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	50	49,139
3.10%, 03/01/23 (Call 02/01/23)	25	24,955
3.50%, 03/01/28 (Call 12/01/27)	25	24,818
3.75%, 12/01/47 (Call 06/01/47)	25	23,694
Tapestry Inc.
4.25%, 04/01/25 (Call 01/01/25)	25	24,957
Target Corp.
4.00%, 07/01/42	78	76,507
Walgreens Boots Alliance Inc.
3.80%, 11/18/24 (Call 08/18/24)	180	178,823
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	6	5,842
3.63%, 07/08/20	115	117,888
5.00%, 10/25/40	20	23,616
5.25%, 09/01/35	25	30,019
5.63%, 04/01/40	25	31,794
5.63%, 04/15/41	5	6,408

		1,690,489
SEMICONDUCTORS — 0.56%
Altera Corp.
4.10%, 11/15/23	50	52,553
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	50	51,405
5.10%, 10/01/35 (Call 04/01/35)	50	57,715
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	50	48,448
2.65%, 01/15/23 (Call 12/15/22)	50	47,332
Intel Corp.
3.70%, 07/29/25 (Call 04/29/25)	75	76,492
3.73%, 12/08/47 (Call 06/08/47)[a]	15	14,385
4.00%, 12/15/32	50	52,168
4.10%, 05/11/47 (Call 11/11/46)	40	40,865
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	27	27,791
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	50	49,910

98	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.80%, 06/15/21 (Call 05/15/21)	$60	$59,442
QUALCOMM Inc.
3.45%, 05/20/25 (Call 02/20/25)	40	38,741
4.65%, 05/20/35 (Call 11/20/34)	50	50,614
4.80%, 05/20/45 (Call 11/20/44)	40	40,126
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	25	24,557
2.75%, 03/12/21 (Call 02/12/21)	25	25,003
Xilinx Inc.
3.00%, 03/15/21	50	49,861

		807,408
SOFTWARE — 1.10%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	15	14,650
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	40	40,928
CA Inc.
5.38%, 12/01/19	92	95,777
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	25	25,474
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	30	28,055
3.63%, 10/15/20 (Call 09/15/20)	50	50,745
3.88%, 06/05/24 (Call 03/05/24)	50	50,949
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	50	50,501
Microsoft Corp.
2.00%, 11/03/20 (Call 10/03/20)	50	49,183
2.38%, 02/12/22 (Call 01/12/22)	25	24,525
2.70%, 02/12/25 (Call 11/12/24)	25	24,152
3.45%, 08/08/36 (Call 02/08/36)	50	48,497
3.50%, 11/15/42	40	38,083
3.70%, 08/08/46 (Call 02/08/46)	50	48,629
3.75%, 05/01/43 (Call 11/01/42)	50	49,369
4.00%, 02/08/21	50	51,877
4.50%, 02/06/57 (Call 08/06/56)	50	54,734
4.88%, 12/15/43 (Call 06/15/43)	25	28,789
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	50	53,342
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	50	48,926
2.63%, 02/15/23 (Call 01/15/23)	50	48,835

Security	Principal (000s)	Value
2.65%, 07/15/26 (Call 04/15/26)	$150	$140,212
2.95%, 11/15/24 (Call 09/15/24)	50	48,551
2.95%, 05/15/25 (Call 02/15/25)	80	77,467
3.25%, 11/15/27 (Call 08/15/27)	25	24,301
3.90%, 05/15/35 (Call 11/15/34)	10	10,046
4.00%, 07/15/46 (Call 01/15/46)	25	24,657
4.30%, 07/08/34 (Call 01/08/34)	50	52,678
5.00%, 07/08/19	34	35,108
6.13%, 07/08/39	50	65,397
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	190	183,131

		1,587,568

TELECOMMUNICATIONS — 1.88%
America Movil SAB de CV
5.00%, 03/30/20	100	103,902
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	60	57,718
3.90%, 03/11/24 (Call 12/11/23)	100	100,783
4.35%, 06/15/45 (Call 12/15/44)	50	44,813
4.45%, 05/15/21	137	142,264
4.45%, 04/01/24 (Call 01/01/24)	100	103,159
4.75%, 05/15/46 (Call 11/15/45)	75	70,855
4.90%, 08/14/37 (Call 02/14/37)	25	25,053
5.15%, 11/15/46 (Call 05/15/46)[a]	85	85,031
5.30%, 08/14/58 (Call 02/14/58)	50	49,909
5.35%, 09/01/40	23	23,696
5.55%, 08/15/41	50	53,355
5.88%, 10/01/19	50	52,367
Cisco Systems Inc.
1.40%, 09/20/19	25	24,581
2.20%, 02/28/21	50	49,108
2.45%, 06/15/20	15	14,909
2.60%, 02/28/23	55	53,786
3.50%, 06/15/25	45	45,680
3.63%, 03/04/24	25	25,594
4.45%, 01/15/20	75	77,536
Deutsche Telekom International Finance BV
8.75%, 06/15/30	100	142,937
Juniper Networks Inc.
3.30%, 06/15/20 (Call 05/15/20)	25	25,118
4.50%, 03/15/24	25	25,735

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Koninklijke KPN NV
8.38%, 10/01/30	$25	$33,204
Motorola Solutions Inc.
3.50%, 03/01/23	60	58,824
5.50%, 09/01/44	50	49,751
Orange SA
5.38%, 07/08/19	25	25,857
5.38%, 01/13/42	25	28,879
9.00%, 03/01/31	25	36,777
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	7	7,225
5.00%, 03/15/44 (Call 09/15/43)	50	54,756
Telefonica Emisiones SAU
5.13%, 04/27/20	50	52,159
5.88%, 07/15/19	75	78,029
7.05%, 06/20/36	125	159,099
TELUS Corp.
3.70%, 09/15/27 (Call 06/15/27)	25	24,601
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	25	24,023
3.38%, 02/15/25	100	97,531
3.50%, 11/01/24 (Call 08/01/24)	50	49,632
4.13%, 08/15/46	25	22,324
4.40%, 11/01/34 (Call 05/01/34)	25	24,521
4.52%, 09/15/48	75	70,878
4.67%, 03/15/55	100	93,415
4.75%, 11/01/41	40	39,941
4.86%, 08/21/46	65	64,741
5.01%, 08/21/54	50	49,235
5.15%, 09/15/23	50	54,178
5.25%, 03/16/37	50	53,191
6.55%, 09/15/43	50	62,608

		2,713,268
TOYS, GAMES & HOBBIES — 0.02%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	25	23,648

		23,648
TRANSPORTATION — 0.77%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (Call 06/01/22)	33	33,015
3.90%, 08/01/46 (Call 02/01/46)	25	24,485
4.45%, 03/15/43 (Call 09/15/42)	25	26,451
4.70%, 09/01/45 (Call 03/01/45)	25	27,380

Security	Principal (000s)	Value
6.15%, 05/01/37	$37	$46,994
6.20%, 08/15/36	10	12,750
Canadian National Railway Co.
2.40%, 02/03/20	25	24,914
2.75%, 03/01/26 (Call 12/01/25)	20	19,106
2.95%, 11/21/24 (Call 08/21/24)	50	49,051
6.25%, 08/01/34	25	32,354
Canadian Pacific Railway Co.
6.13%, 09/15/15 (Call 03/15/15)	25	30,675
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	25	23,895
3.40%, 08/01/24 (Call 05/01/24)	25	24,914
3.80%, 03/01/28 (Call 12/01/27)	25	24,877
3.80%, 11/01/46 (Call 05/01/46)	25	22,837
5.50%, 04/15/41 (Call 10/15/40)	10	11,482
6.15%, 05/01/37	25	30,923
FedEx Corp.
3.20%, 02/01/25	25	24,528
3.30%, 03/15/27 (Call 12/15/26)	30	29,187
3.40%, 02/15/28 (Call 11/15/27)	25	24,349
3.90%, 02/01/35	50	48,181
4.00%, 01/15/24	36	37,271
4.55%, 04/01/46 (Call 10/01/45)	10	10,174
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	25	24,959
Norfolk Southern Corp.
4.15%, 02/28/48 (Call 08/28/47)	25	24,710
4.84%, 10/01/41	25	27,404
Ryder System Inc.
2.65%, 03/02/20 (Call 02/02/20)	75	74,612
2.88%, 09/01/20 (Call 08/01/20)	45	44,885
Union Pacific Corp.
3.60%, 09/15/37 (Call 03/15/37)	30	28,985
3.75%, 03/15/24 (Call 12/15/23)	35	36,051
4.00%, 04/15/47 (Call 10/15/46)	40	40,234
4.05%, 11/15/45 (Call 05/15/45)	15	15,176
4.05%, 03/01/46 (Call 09/01/45)	25	25,481
United Parcel Service Inc.
2.45%, 10/01/22	25	24,386
2.80%, 11/15/24 (Call 09/15/24)	90	86,990
3.75%, 11/15/47 (Call 05/15/47)	15	14,343

		1,108,009

100	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
TRUCKING & LEASING — 0.02%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	$25	$27,258

		27,258
WATER — 0.09%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	40	39,905
3.75%, 09/01/47 (Call 03/01/47)	25	24,054
4.30%, 09/01/45 (Call 03/01/45)	25	26,241
6.59%, 10/15/37	15	20,097
Veolia Environnement SA
6.75%, 06/01/38	10	12,909

		123,206

TOTAL CORPORATE BONDS & NOTES
(Cost: $56,142,210)		55,571,587

FOREIGN GOVERNMENT OBLIGATIONS[f] — 4.95%

CANADA — 0.72%
Canada Government International Bond
2.00%, 11/15/22	25	24,174
Export Development Canada
1.63%, 12/03/19	50	49,356
1.63%, 01/17/20	40	39,443
1.75%, 07/21/20	25	24,575
2.00%, 05/17/22	75	72,756
Province of British Columbia Canada
2.00%, 10/23/22	75	72,064
2.25%, 06/02/26	40	37,350
Province of Manitoba Canada
2.10%, 09/06/22	120	115,469
Province of Ontario Canada
1.65%, 09/27/19	75	74,089
2.20%, 10/03/22	125	120,687
2.45%, 06/29/22	25	24,473
2.50%, 04/27/26	25	23,677
4.40%, 04/14/20	80	82,974
Province of Quebec Canada
2.63%, 02/13/23	100	98,237
2.75%, 04/12/27	75	72,125
7.50%, 09/15/29	75	102,869

		1,034,318

Security	Principal (000s)	Value
CHILE — 0.07%
Chile Government International Bond
3.88%, 08/05/20	$100	$102,423

		102,423
COLOMBIA — 0.14%
Colombia Government International Bond
6.13%, 01/18/41	100	114,132
8.13%, 05/21/24	75	92,168

		206,300
HUNGARY — 0.11%
Hungary Government International Bond
5.38%, 02/21/23	50	54,145
6.25%, 01/29/20	100	106,270

		160,415
JAPAN — 0.34%
Japan Bank for International Cooperation
2.13%, 11/16/20	200	196,630
2.25%, 11/04/26	200	185,368
Japan Finance Organization for Municipalities
4.00%, 01/13/21	100	103,064

		485,062
MEXICO — 0.38%
Mexico Government International Bond
3.50%, 01/21/21	40	40,738
3.60%, 01/30/25	200	196,160
4.75%, 03/08/44	100	96,162
5.55%, 01/21/45	50	53,680
5.75%, 10/12/99	100	100,950
6.75%, 09/27/34	50	61,965

		549,655
PANAMA — 0.12%
Panama Government International Bond
7.13%, 01/29/26	110	136,116
9.38%, 04/01/29	25	36,594

		172,710

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
PERU — 0.16%
Peruvian Government International Bond
4.13%, 08/25/27	$50	$51,928
5.63%, 11/18/50	25	29,977
8.75%, 11/21/33	100	151,032

		232,937
PHILIPPINES — 0.37%
Philippine Government International Bond
3.95%, 01/20/40	100	97,854
4.00%, 01/15/21	100	102,456
7.75%, 01/14/31	100	135,682
10.63%, 03/16/25	135	194,373

		530,365
POLAND — 0.12%
Republic of Poland Government International Bond
4.00%, 01/22/24	120	124,434
5.00%, 03/23/22	50	53,449

		177,883
SOUTH KOREA — 0.23%
Export-Import Bank of Korea
2.25%, 01/21/20	200	197,266
5.13%, 06/29/20	130	135,981

		333,247
SUPRANATIONAL — 1.98%
African Development Bank
1.25%, 07/26/21	60	57,265
2.13%, 11/16/22	25	24,238
Asian Development Bank
1.50%, 01/22/20	30	29,502
1.63%, 03/16/21	200	194,316
1.75%, 06/08/21	85	82,616
1.88%, 02/18/22	25	24,225
2.00%, 01/22/25[c]	90	84,715
Corp. Andina de Fomento
4.38%, 06/15/22	50	52,500
Council of Europe Development Bank
1.63%, 03/10/20	115	113,130
2.63%, 02/13/23	25	24,746

Security	Principal (000s)	Value
European Bank for Reconstruction & Development
1.63%, 05/05/20	$70	$68,781
1.88%, 02/23/22	100	96,865
European Investment Bank
1.38%, 06/15/20[c]	150	146,277
1.63%, 03/16/20	100	98,377
1.75%, 06/17/19	100	99,313
1.75%, 05/15/20	50	49,215
1.88%, 02/10/25[c]	100	93,117
2.25%, 03/15/22	25	24,522
2.38%, 05/13/21	90	89,234
2.38%, 06/15/22	25	24,590
2.50%, 04/15/21	100	99,596
2.88%, 09/15/20	50	50,398
4.00%, 02/16/21	50	51,977
Inter-American Development Bank
1.75%, 09/14/22	65	62,153
2.13%, 11/09/20	100	98,901
2.13%, 01/18/22	150	146,764
2.13%, 01/15/25	100	94,872
4.38%, 01/24/44	25	29,167
Series GDP
1.25%, 10/15/19	25	24,572
International Bank for Reconstruction & Development
1.13%, 11/27/19	215	210,481
1.38%, 05/24/21[c]	50	48,097
1.63%, 03/09/21	25	24,311
1.63%, 02/10/22	25	24,001
1.88%, 04/21/20[c]	30	29,655
2.00%, 01/26/22	50	48,706
2.13%, 03/03/25	40	37,976
2.50%, 11/25/24	50	48,648
2.50%, 07/29/25	100	96,911
2.50%, 11/22/27	40	38,222
International Finance Corp.
1.75%, 09/16/19	100	99,125
2.00%, 10/24/22	25	24,167

		2,866,244
SWEDEN — 0.06%
Svensk Exportkredit AB
1.75%, 08/28/20	90	88,107

		88,107

102	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
URUGUAY — 0.15%
Uruguay Government International Bond
4.50%, 08/14/24[c]	$100	$105,493
7.63%, 03/21/36	75	103,498

		208,991

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $7,257,475)		7,148,657

MUNICIPAL DEBT OBLIGATIONS — 0.97%

CALIFORNIA — 0.26%
Bay Area Toll Authority RB BAB
Series S1
6.92%, 04/01/40	50	68,504
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	50	61,235
State of California GO BAB
7.55%, 04/01/39	100	150,623
7.63%, 03/01/40	50	75,379
University of California RB
Series AD
4.86%, 05/15/12	25	25,928

		381,669
CONNECTICUT — 0.04%
State of Connecticut GO
Series A
5.85%, 03/15/32	50	58,454

		58,454
FLORIDA — 0.04%
State Board of Administration Finance Corp. RB
Series A
3.00%, 07/01/20	50	50,241

		50,241
GEORGIA — 0.04%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	25	30,568
Project M, Series 2010-A
6.66%, 04/01/57	20	24,272

		54,840

Security	Principal (000s)	Value
ILLINOIS — 0.08%
State of Illinois GO
4.95%, 06/01/23[c]	$50	$51,591
5.10%, 06/01/33[c]	75	70,676

		122,267
KENTUCKY — 0.02%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	25	32,650

		32,650
MASSACHUSETTS — 0.02%
Commonwealth of Massachusetts GOL BAB
Series E
5.46%, 12/01/39	25	30,263

		30,263
MISSOURI — 0.02%
Health & Educational Facilities Authority of the State of Missouri RB
Series A
3.65%, 08/15/57 (Call 02/15/57)	25	23,659

		23,659
NEW JERSEY — 0.08%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/23 (AGM)[d]	50	41,920
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	50	70,950

		112,870
NEW YORK — 0.13%
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	50	61,780
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	40	47,658
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	25	28,864

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Series 182
5.31%, 08/01/46 (Call 08/01/24)	$50	$54,543

		192,845
OHIO — 0.09%
American Municipal Power Inc. RB BAB
Series E
6.27%, 02/15/50	25	31,731
JobsOhio Beverage System RB
Series B
4.53%, 01/01/35	25	26,837
Ohio State University (The) RB
Series A
3.80%, 12/01/46	50	47,999
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
Series B-2
4.88%, 12/01/34	25	27,466

		134,033
OREGON — 0.04%
State of Oregon GO
5.89%, 06/01/27	50	58,608

		58,608
TEXAS — 0.06%
City of San Antonio TX Electric & Gas Systems Revenue RB
5.81%, 02/01/41	40	49,273
North Texas Tollway Authority RB BAB
Series B
6.72%, 01/01/49	25	35,794

		85,067
VIRGINIA — 0.02%
University of Virginia RB
Series C
4.18%, 09/01/17 (Call 03/01/17)	25	24,150

		24,150
WASHINGTON — 0.03%
State of Washington GO BAB
Series F
5.14%, 08/01/40	35	41,636

		41,636

Security	Principal (000s)	Value
TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,388,851)		$1,403,252

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 53.54%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.42%
Federal Home Loan Banks
1.38%, 05/28/19	$100	99,020
1.38%, 02/18/21	150	145,347
1.88%, 11/29/21	300	292,671
5.50%, 07/15/36	25	32,688
Federal Home Loan Mortgage Corp.
1.13%, 08/12/21	150	143,001
1.25%, 10/02/19	500	491,995
1.38%, 05/01/20	100	97,972
1.75%, 05/30/19	140	139,244
2.38%, 01/13/22	300	297,456
6.25%, 07/15/32	150	201,477
Federal National Mortgage Association
1.25%, 08/17/21	400	382,852
1.50%, 06/22/20	200	196,166
1.75%, 09/12/19	250	248,220
1.88%, 04/05/22	100	97,097
1.88%, 09/24/26	300	273,738
5.63%, 07/15/37	86	114,752
6.25%, 05/15/29	50	64,202
6.63%, 11/15/30	100	134,992
Tennessee Valley Authority
3.50%, 12/15/42	50	50,778

		3,503,668
U.S. GOVERNMENT OBLIGATIONS — 51.12%
U.S. Treasury Note/Bond
0.75%, 08/15/19	1,300	1,273,433
0.88%, 04/15/19	500	493,104
1.00%, 10/15/19	900	882,661
1.00%, 11/30/19	250	244,747
1.13%, 12/31/19	520	509,661
1.13%, 04/30/20	250	243,750
1.13%, 07/31/21	600	573,064
1.13%, 08/31/21	1,000	953,479
1.25%, 10/31/19	3,000	2,952,446

104	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
1.38%, 09/30/19	$3,000	$2,961,309
1.38%, 04/30/21	1,500	1,450,454
1.38%, 06/30/23	200	187,027
1.38%, 08/31/23	150	139,876
1.50%, 10/31/19	300	296,482
1.50%, 04/15/20	1,200	1,180,249
1.50%, 08/15/26	200	179,492
1.63%, 07/31/19	1,600	1,587,862
1.63%, 08/15/22	450	431,462
1.63%, 11/15/22	250	238,906
1.63%, 04/30/23	250	237,389
1.63%, 02/15/26	850	776,030
1.63%, 05/15/26	850	773,467
1.75%, 11/30/19	3,000	2,975,258
1.75%, 12/31/20	700	687,502
1.75%, 02/28/22	700	678,224
1.75%, 03/31/22	500	484,057
1.75%, 04/30/22	500	483,562
1.75%, 05/15/22	600	580,190
1.75%, 09/30/22	200	192,444
1.75%, 05/15/23	750	716,273
1.88%, 12/31/19	1,400	1,390,758
1.88%, 04/30/22	750	728,730
1.88%, 07/31/22	3,000	2,907,343
1.88%, 08/31/22	1,900	1,840,612
1.88%, 09/30/22	3,000	2,902,539
2.00%, 07/31/20	700	694,262
2.00%, 11/15/21	250	245,334
2.00%, 12/31/21	1,100	1,077,656
2.00%, 11/30/22	1,500	1,457,467
2.00%, 05/31/24	200	191,245
2.00%, 02/15/25	750	711,677
2.00%, 08/15/25	700	661,283
2.00%, 11/15/26	450	419,710
2.13%, 08/31/20	600	596,590
2.13%, 01/31/21	500	495,852
2.13%, 06/30/21	250	247,097
2.13%, 12/31/21	250	246,130
2.13%, 06/30/22	1,250	1,225,843
2.25%, 03/31/21	1,500	1,491,205
2.25%, 04/30/21	1,900	1,888,019
2.25%, 10/31/24	1,000	967,141
2.25%, 11/15/24	700	676,567

Security	Principal (000s)	Value
2.25%, 12/31/24	$1,100	$1,062,670
2.25%, 11/15/25	850	815,529
2.25%, 02/15/27	200	190,034
2.25%, 11/15/27	1,800	1,703,116
2.25%, 08/15/46	500	417,044
2.38%, 05/15/27	1,000	959,173
2.50%, 08/15/23	400	396,094
2.50%, 02/15/45	800	708,520
2.50%, 05/15/46	200	176,316
2.75%, 11/15/23	500	501,001
2.75%, 08/15/42	550	516,792
2.75%, 11/15/47	1,400	1,297,209
2.88%, 11/15/46	850	808,642
3.00%, 11/15/44	500	488,900
3.00%, 05/15/45	500	488,599
3.00%, 11/15/45	850	829,966
3.00%, 02/15/47	200	195,042
3.00%, 05/15/47	600	584,835
3.13%, 05/15/21	1,000	1,019,867
3.13%, 11/15/41	500	502,793
3.13%, 02/15/42	2,000	2,010,761
3.50%, 05/15/20	1,100	1,127,802
3.63%, 02/15/21	500	517,078
3.63%, 02/15/44	500	545,046
4.25%, 11/15/40	162	193,107
4.38%, 05/15/40	750	908,297
4.38%, 05/15/41	1,000	1,214,623
4.63%, 02/15/40	100	125,015
6.00%, 02/15/26	650	797,851
6.13%, 11/15/27	250	318,805
6.13%, 08/15/29	450	591,158
6.38%, 08/15/27	500	645,724
6.50%, 11/15/26	300	384,596
6.88%, 08/15/25	300	382,395
7.25%, 08/15/22	400	478,775
7.63%, 11/15/22	600	733,656
7.63%, 02/15/25	600	783,928

		73,847,679

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $79,531,604)		77,351,347

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 3.12%

MONEY MARKET FUNDS — 3.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[e,g,h]	4,512	$4,511,616

		4,511,616

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,511,616)		4,511,616

TOTAL INVESTMENTS IN SECURITIES — 101.05%
(Cost: $148,831,756)		145,986,459
Other Assets, Less Liabilities — (1.05)%		(1,522,561)

NET ASSETS — 100.00%		$144,463,898

BAB — Build America Bond

GO — General Obligation

GOL — General Obligation Limited

RB — Revenue Bond

Insured by:

AGM — Assured Guaranty Municipal Corp.

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[c]	All or a portion of this security is on loan.
[d]	Zero-coupon bond.
[e]	Affiliate of the Fund.
[f]	Investments are denominated in U.S. dollars.
[g]	Annualized 7-day yield as of period end.
[h]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ shares held at 02/28/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 02/28/18 (000s)	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,767	1,745	[b]	—	4,512	$4,511,616	$17,729	[c]	$—	$—
PNC Bank N.A.
2.63%, 02/17/22	$—	$250		$—	$250	245,107	4,595		—	(7,369)
3.25%, 06/01/25	250	—		(250)	—	—	1,086		4,945	(4,200)

						$4,756,723	$23,410		$4,945	$(11,569)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

106	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$55,571,587	$—	$55,571,587
Foreign government obligations	—	7,148,657	—	7,148,657
Municipal debt obligations	—	1,403,252	—	1,403,252
U.S. government & agency obligations	—	77,351,347	—	77,351,347
Money market funds	4,511,616	—	—	4,511,616

Total	$4,511,616	$141,474,843	$—	$145,986,459

See notes to financial statements.

SCHEDULES OF INVESTMENTS	107

Schedule of Investments

iSHARES® AGENCY BOND ETF

February 28, 2018

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[a] — 10.00%

IRAQ — 1.15%
Iraq Government AID Bond
2.15%, 01/18/22	$5,250	$5,128,252

		5,128,252
ISRAEL — 8.02%
Israel Government AID Bond
0.00%, 09/15/20[b]	4	3,720
5.50%, 09/18/23	31,596	35,749,294

		35,753,014
TUNISIA — 0.83%
Tunisia Government AID Bond
1.42%, 08/05/21	3,860	3,707,491

		3,707,491

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $45,736,362)		44,588,757

U.S. GOVERNMENT & AGENCY OBLIGATIONS —89.22%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 87.43%
Fannie Mae Principal STRIPS
0.00%, 03/23/28[b]	100	70,474
Federal Farm Credit Banks
2.50%, 04/09/26	4	3,810
3.35%, 03/23/33	100	97,386
3.39%, 03/20/34	100	97,573
5.13%, 07/09/29	267	303,339
5.41%, 04/17/36	250	309,992
Federal Home Loan Banks
0.88%, 08/05/19	11,000	10,793,200
1.38%, 05/28/19	4,500	4,455,900
1.38%, 11/15/19	995	980,373
1.63%, 06/14/19	5,000	4,961,400
1.75%, 06/12/20	2,000	1,970,340
1.88%, 11/29/21	3,400	3,316,938
2.38%, 12/13/19	12,000	12,013,440
2.50%, 12/10/27	18,980	17,839,682
3.00%, 09/11/26	2,000	1,983,860
4.00%, 09/01/28	810	860,341
4.13%, 12/13/19	350	361,018

Security	Principal (000s)	Value
4.50%, 09/13/19	$1,780	$1,838,954
5.00%, 09/28/29	4,005	4,557,610
5.50%, 07/15/36	4,130	5,399,975
5.63%, 03/14/36	500	652,145
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19[b]	4,477	4,280,325
0.88%, 07/19/19	24,000	23,556,000
1.13%, 08/12/21	4,000	3,813,360
1.25%, 07/26/19 (Call 04/26/18)	10,000	9,857,600
1.25%, 08/01/19	12,260	12,093,632
1.25%, 10/02/19	25,787	25,374,150
1.38%, 08/15/19	18,455	18,227,081
1.38%, 04/20/20	5,000	4,903,300
1.75%, 05/30/19	3,117	3,100,168
1.88%, 11/17/20	5,600	5,518,184
2.38%, 02/16/21	20,000	19,929,000
2.38%, 01/13/22	79	78,330
6.25%, 07/15/32	17	22,834
6.75%, 09/15/29	151	201,908
6.75%, 03/15/31	2,431	3,330,057
Federal National Mortgage Association
0.00%, 10/09/19[b]	51,749	49,779,950
1.00%, 10/24/19	10,082	9,878,243
1.25%, 08/17/21	10,009	9,579,914
1.38%, 02/26/21	1,600	1,548,880
1.63%, 01/21/20	11,391	11,254,877
1.75%, 09/12/19	3,000	2,978,640
1.88%, 04/05/22	85	82,532
5.63%, 07/15/37	394	525,726
6.03%, 10/08/27	1,620	1,994,641
6.09%, 09/27/27	700	861,672
6.21%, 08/06/38	2,166	3,081,936
6.25%, 05/15/29	4,220	5,418,649
6.32%, 12/20/27	292	361,949
6.63%, 11/15/30	12,573	16,972,544
7.13%, 01/15/30	110	151,889
7.25%, 05/15/30	9,849	13,827,208
8.28%, 01/10/25	3	3,990
Financing Corp.
8.60%, 09/26/19	4,753	5,195,647
10.35%, 08/03/18	3,135	3,240,305
Series E
9.65%, 11/02/18	380	398,407

108	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® AGENCY BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Financing Corp. Principal STRIPS
0.00%, 05/11/18[b]	$90	$89,625
0.00%, 08/03/18[b]	53	52,514
0.00%, 11/02/18[b]	287	283,344
0.00%, 12/27/18[b]	30	29,500
0.00%, 03/07/19[b]	4,105	4,015,142
0.00%, 09/26/19[b]	1,782	1,718,775
Navient Solutions Inc.
0.00%, 10/03/22[b]	5,797	4,996,782
NCUA Guaranteed Notes
Series A4
3.00%, 06/12/19	504	508,274
Private Export Funding Corp.
Series HH
1.45%, 08/15/19	1,513	1,492,075
Series KK
3.55%, 01/15/24	5,045	5,208,559
Series Z
4.38%, 03/15/19	475	484,262
Residual Funding Corp. Principal STRIPS
0.00%, 07/15/20[b]	9,091	8,585,177
0.00%, 10/15/20[b]	5,940	5,557,464
Resolution Funding Corp.
Series B
9.38%, 10/15/20	1,000	1,169,580
Tennessee Valley Authority
2.88%, 09/15/24	6	5,983
4.25%, 09/15/65	1,887	2,124,913
4.63%, 09/15/60	515	609,987
5.25%, 09/15/39	2,400	3,080,088
5.38%, 04/01/56	500	658,645
5.88%, 04/01/36	3,540	4,731,210

		389,693,177
U.S. GOVERNMENT OBLIGATIONS — 1.79%
U.S. Treasury Note/Bond
2.25%, 02/15/21	8,000	7,962,206

		7,962,206

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $403,634,356)		397,655,383

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	305	$304,998

		304,998

TOTAL SHORT-TERM INVESTMENTS
(Cost: $304,998)		304,998

TOTAL INVESTMENTS IN SECURITIES — 99.29%
(Cost: $449,675,716)		442,549,138
Other Assets, Less Liabilities — 0.71%		3,147,752

NET ASSETS — 100.00%		$445,696,890

STRIPS — Separate Trading of Registered Interest & Principal of Securities

[a]	Investments are denominated in U.S. dollars.
[b]	Zero-coupon bond.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® AGENCY BOND ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 02/28/18 (000s)	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,816	—	(1,511)[b]	305	$304,998	$21,688	[c]	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign government obligations	$—	$44,588,757	$—	$44,588,757
U.S. government & agency obligations	—	397,655,383	—	397,655,383
Money market funds	304,998	—	—	304,998

Total	$304,998	$442,244,140	$—	$442,549,138

See notes to financial statements.

110	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MBS ETF

February 28, 2018

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.67%

MORTGAGE-BACKED SECURITIES — 99.67%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/28	$14,166	$13,967,183
2.50%, 06/01/28	127	125,498
2.50%, 07/01/29	2,480	2,435,286
2.50%, 08/01/29	478	469,286
2.50%, 10/01/29	414	406,368
2.50%, 02/01/30	3,095	3,034,777
2.50%, 03/01/30	324	316,648
2.50%, 04/01/30	10,087	9,867,598
2.50%, 05/01/30	10,653	10,420,887
2.50%, 06/01/30	36,769	35,966,190
2.50%, 07/01/30	1,320	1,291,003
2.50%, 08/01/30	1,959	1,916,238
2.50%, 09/01/30	1,143	1,118,048
2.50%, 06/01/31	2,003	1,953,249
2.50%, 10/01/31	1,067	1,041,150
2.50%, 12/01/31	33,400	32,573,742
2.50%, 02/01/32	23,374	22,795,185
2.50%, 10/01/32	1,273	1,241,081
2.50%, 12/01/32	1,459	1,422,846
2.50%, 03/01/33[a]	147,923	144,132,473
2.50%, 02/01/43	1,870	1,760,842
2.50%, 03/01/43	216	203,926
2.50%, 04/01/43	771	725,792
2.50%, 06/01/43	667	627,277
2.50%, 07/01/43	2,592	2,438,543
2.50%, 08/01/43	310	291,851
2.50%, 04/01/45	262	245,340
2.50%, 03/01/48[a]	4,400	4,105,750
3.00%, 01/01/21	10	9,702
3.00%, 08/01/21	4	3,627
3.00%, 09/01/21	180	179,551
3.00%, 10/01/22	40	40,011
3.00%, 04/01/27	1,904	1,907,580
3.00%, 05/01/27	12,243	12,266,302
3.00%, 06/01/27	3,301	3,307,288
3.00%, 07/01/27	237	237,147
3.00%, 08/01/27	1,075	1,076,817
3.00%, 09/01/27	5,582	5,593,924

Security	Principal (000s)	Value
3.00%, 11/01/27	$1,633	$1,636,663
3.00%, 12/01/27	1,124	1,125,523
3.00%, 01/01/28	534	534,748
3.00%, 11/01/28	249	249,115
3.00%, 04/01/29	11	11,485
3.00%, 05/01/29	14,151	14,149,895
3.00%, 10/01/29	19	19,431
3.00%, 11/01/29	3,015	3,015,311
3.00%, 03/01/30	1,153	1,149,406
3.00%, 05/01/30	8,129	8,108,703
3.00%, 06/01/30	10,456	10,458,281
3.00%, 07/01/30	5,228	5,214,161
3.00%, 08/01/30	1,006	1,003,703
3.00%, 09/01/30	7,491	7,471,390
3.00%, 10/01/30	1,690	1,685,400
3.00%, 11/01/30	1,537	1,533,049
3.00%, 12/01/30	1,900	1,895,160
3.00%, 02/01/31	12,244	12,196,628
3.00%, 03/01/31	7,625	7,596,093
3.00%, 05/01/31	20,737	20,657,694
3.00%, 06/01/31	14,725	14,668,153
3.00%, 07/01/31	1,268	1,263,427
3.00%, 03/01/32	2,065	2,057,572
3.00%, 07/01/32	987	982,823
3.00%, 09/01/32	5,126	5,103,716
3.00%, 12/01/32	2,009	2,001,295
3.00%, 03/01/33[a]	151,522	150,811,741
3.00%, 05/01/33	6,879	6,830,780
3.00%, 02/01/43	255	249,826
3.00%, 02/01/45	4,739	4,611,826
3.00%, 03/01/45	920	895,052
3.00%, 04/01/45	90,526	87,997,457
3.00%, 05/01/45	2,664	2,589,664
3.00%, 01/01/46	2,426	2,357,788
3.00%, 05/01/46	2,054	1,990,232
3.00%, 08/01/46	7,795	7,553,200
3.00%, 10/01/46	52,053	50,492,789
3.00%, 11/01/46	96,039	93,073,908
3.00%, 12/01/46	108,043	104,835,309
3.00%, 01/01/47	12,921	12,521,074
3.00%, 02/01/47	23,472	22,752,139
3.00%, 03/01/47	10,348	10,027,389
3.00%, 05/01/47	41,622	40,410,396

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 28, 2018

Security	Principal (000s)	Value
3.00%, 07/01/47	$2,251	$2,185,406
3.00%, 10/01/47	890	862,536
3.00%, 11/01/47	1,029	996,628
3.00%, 12/01/47	767	743,358
3.00%, 03/01/48[a]	279,944	271,020,785
3.50%, 11/01/25	11,699	11,916,286
3.50%, 02/01/26	882	897,693
3.50%, 03/01/26	2,631	2,676,930
3.50%, 06/01/26	1,092	1,111,173
3.50%, 07/01/26	1,000	1,018,389
3.50%, 08/01/26	1,373	1,396,970
3.50%, 10/01/26	3,861	3,933,849
3.50%, 03/01/27	770	785,268
3.50%, 05/01/31	7,316	7,466,797
3.50%, 01/01/32	3,458	3,529,019
3.50%, 03/01/32	579	589,578
3.50%, 04/01/32	5,511	5,624,368
3.50%, 05/01/32	7,712	7,865,068
3.50%, 06/01/32	5,838	5,952,262
3.50%, 07/01/32	1,969	2,005,788
3.50%, 09/01/32	7,987	8,136,160
3.50%, 03/01/33[a]	7,560	7,687,575
3.50%, 05/01/35	17,204	17,524,727
3.50%, 10/01/42	2,847	2,864,684
3.50%, 11/01/42	2,631	2,647,429
3.50%, 06/01/43	3,477	3,494,655
3.50%, 12/01/44	2,530	2,536,929
3.50%, 07/01/45	3,322	3,335,443
3.50%, 08/01/45	2,291	2,293,933
3.50%, 12/01/45	15,591	15,616,744
3.50%, 01/01/46	2,347	2,350,091
3.50%, 03/01/46	19,101	19,109,895
3.50%, 04/01/46	7,795	7,791,483
3.50%, 05/01/46	28,175	28,197,161
3.50%, 07/01/46	17,665	17,657,475
3.50%, 08/01/46	18,822	18,814,801
3.50%, 09/01/46	21,051	21,061,257
3.50%, 10/01/46	2,257	2,255,768
3.50%, 11/01/46	4,396	4,394,255
3.50%, 12/01/46	9,887	9,893,490
3.50%, 02/01/47	24,102	24,092,803
3.50%, 03/01/47	38,845	38,813,828
3.50%, 04/01/47	17,474	17,467,068
3.50%, 05/01/47	11,687	11,700,788

Security	Principal (000s)	Value
3.50%, 06/01/47	$1,040	$1,038,996
3.50%, 08/01/47	1,056	1,055,140
3.50%, 09/01/47[b]	306,280	306,055,382
3.50%, 09/01/47	2,507	2,504,750
3.50%, 12/01/47	6,589	6,583,936
3.50%, 01/01/48	25,907	26,008,586
3.50%, 02/01/48	18,996	18,882,976
3.50%, 03/01/48	33,520	33,493,331
3.50%, 03/01/48[a]	244,658	244,313,950
4.00%, 04/01/21	700	711,259
4.00%, 05/01/25	2,583	2,657,508
4.00%, 10/01/25	1,861	1,915,866
4.00%, 02/01/26	1,798	1,851,826
4.00%, 03/01/33[a]	17,706	18,145,371
4.00%, 09/01/41	8,445	8,725,548
4.00%, 02/01/42	14,690	15,178,139
4.00%, 04/01/44	1,012	1,038,764
4.00%, 07/01/44	9,329	9,630,630
4.00%, 10/01/44	1,005	1,032,100
4.00%, 01/01/45	2,855	2,930,996
4.00%, 07/01/45	5,709	5,853,120
4.00%, 10/01/45	5,295	5,436,263
4.00%, 01/01/46	615	635,226
4.00%, 03/01/46	5,962	6,120,521
4.00%, 05/01/46	17,606	18,046,061
4.00%, 07/01/46	877	900,841
4.00%, 08/01/46	384	394,161
4.00%, 09/01/46	4,159	4,263,333
4.00%, 11/01/46	70,121	71,873,389
4.00%, 02/01/47	19,405	19,892,579
4.00%, 03/01/47	3,401	3,492,062
4.00%, 06/01/47	11,208	11,580,957
4.00%, 07/01/47	2,661	2,728,650
4.00%, 08/01/47	6,703	6,906,950
4.00%, 09/01/47	64,629	66,258,748
4.00%, 10/01/47	27,012	27,692,734
4.00%, 11/01/47	29,119	29,864,898
4.00%, 12/01/47	72,390	74,213,872
4.00%, 01/01/48	32,232	33,068,776
4.00%, 03/01/48	60,116	61,616,967
4.00%, 03/01/48[a]	47,539	48,690,610
4.50%, 04/01/22	690	701,871
4.50%, 05/01/23	730	740,729
4.50%, 07/01/24	867	898,137

112	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 28, 2018

Security	Principal (000s)	Value
4.50%, 08/01/24	$301	$311,092
4.50%, 09/01/24	512	530,374
4.50%, 10/01/24	742	768,651
4.50%, 08/01/30	2,341	2,464,404
4.50%, 03/01/33[a]	931	938,273
4.50%, 03/01/39	5,751	6,075,919
4.50%, 05/01/39	6,459	6,824,387
4.50%, 10/01/39	7,609	8,037,880
4.50%, 09/01/40	5,598	5,914,649
4.50%, 02/01/41	7,061	7,461,434
4.50%, 05/01/41	8,294	8,797,474
4.50%, 08/01/41	1,565	1,653,348
4.50%, 05/01/42	6,533	6,902,501
4.50%, 10/01/43	2,266	2,373,843
4.50%, 02/01/44	1,994	2,091,733
4.50%, 03/01/44	1,512	1,585,666
4.50%, 05/01/44	299	315,715
4.50%, 06/01/44	934	979,999
4.50%, 10/01/44	1,325	1,390,298
4.50%, 11/01/44	2,309	2,421,210
4.50%, 12/01/44	4,828	5,089,749
4.50%, 01/01/45	6,311	6,673,959
4.50%, 03/01/45	1,104	1,156,432
4.50%, 06/01/45	1,720	1,804,149
4.50%, 07/01/45	3,640	3,818,480
4.50%, 08/01/45	2,482	2,603,810
4.50%, 09/01/45	2,264	2,374,814
4.50%, 11/01/45	112	117,278
4.50%, 01/01/46	775	821,561
4.50%, 04/01/46	1,437	1,506,998
4.50%, 05/01/46	5,158	5,457,016
4.50%, 06/01/46	16,492	17,489,749
4.50%, 07/01/46	5,470	5,811,734
4.50%, 08/01/46	610	639,853
4.50%, 09/01/46	5,287	5,607,016
4.50%, 12/01/46	4,500	4,720,065
4.50%, 01/01/47	368	391,556
4.50%, 02/01/47	2,834	2,996,757
4.50%, 03/01/47	3,070	3,220,682
4.50%, 04/01/47	997	1,054,683
4.50%, 05/01/47	28,795	30,207,383
4.50%, 06/01/47	11,513	12,143,757
4.50%, 07/01/47	792	830,826
4.50%, 08/01/47	4,901	5,184,663

Security	Principal (000s)	Value
4.50%, 10/01/47	$2,194	$2,301,497
4.50%, 11/01/47	10,942	11,479,286
4.50%, 12/01/47	14,566	15,280,865
4.50%, 01/01/48	19,878	20,853,316
4.50%, 03/01/48[a]	1,403	1,468,985
5.00%, 11/01/18	105	105,641
5.00%, 08/01/19	104	103,962
5.00%, 12/01/24	871	886,418
5.00%, 08/01/25	1,362	1,457,078
5.00%, 06/01/26	257	265,685
5.00%, 03/01/33[a]	161	163,113
5.00%, 06/01/33	600	648,915
5.00%, 12/01/33	1,865	2,017,958
5.00%, 07/01/35	6,977	7,531,611
5.00%, 08/01/35	138	149,223
5.00%, 09/01/35	252	271,267
5.00%, 01/01/36	1,019	1,099,584
5.00%, 11/01/36	1,447	1,561,024
5.00%, 01/01/37	1,223	1,318,702
5.00%, 02/01/37	1,142	1,231,429
5.00%, 02/01/38	1,586	1,710,156
5.00%, 03/01/38	4,848	5,240,794
5.00%, 12/01/38	984	1,064,627
5.00%, 08/01/39	8,288	8,965,533
5.00%, 01/01/40	554	597,322
5.00%, 04/01/40	610	657,518
5.00%, 07/01/40	316	340,899
5.00%, 08/01/40	4,646	5,011,848
5.00%, 09/01/40	3,184	3,434,933
5.00%, 08/01/41	4,803	5,199,767
5.00%, 07/01/47	27,296	29,277,118
5.00%, 09/01/47	1,306	1,399,961
5.00%, 03/01/48[a]	24,419	26,071,620
5.50%, 07/01/31	1	298
5.50%, 04/01/32	43	46,727
5.50%, 09/01/32	147	160,615
5.50%, 10/01/32	23	25,345
5.50%, 12/01/32	10	11,278
5.50%, 04/01/33	1	720
5.50%, 05/01/33	17	18,880
5.50%, 06/01/33	22	23,637
5.50%, 07/01/33	48	53,176
5.50%, 09/01/33	3	3,750

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 28, 2018

Security	Principal (000s)	Value
5.50%, 10/01/33	$265	$289,903
5.50%, 01/01/34	1	1,242
5.50%, 02/01/34	2,190	2,399,036
5.50%, 03/01/34	601	658,018
5.50%, 10/01/34	272	297,768
5.50%, 11/01/34	4	4,394
5.50%, 12/01/34	351	385,077
5.50%, 01/01/35	3,668	4,017,369
5.50%, 02/01/35	967	1,058,852
5.50%, 04/01/35	266	291,096
5.50%, 05/01/35	1,746	1,910,996
5.50%, 06/01/35	4,492	4,916,319
5.50%, 07/01/35	27	28,714
5.50%, 08/01/35	104	114,065
5.50%, 10/01/35	172	188,645
5.50%, 12/01/35	937	1,025,479
5.50%, 02/01/36	1	1,238
5.50%, 03/01/36	65	71,334
5.50%, 05/01/36	1,114	1,222,008
5.50%, 07/01/36	1,924	2,109,602
5.50%, 08/01/36	251	274,867
5.50%, 04/01/38	2,082	2,275,137
5.50%, 05/01/38	766	836,908
5.50%, 12/01/38	11	11,709
5.50%, 01/01/39	3,841	4,205,580
5.50%, 09/01/39	2,085	2,277,901
5.50%, 11/01/39	3,589	3,937,632
5.50%, 06/01/41	10,939	11,970,689
5.50%, 03/01/48[a]	163	176,677
6.00%, 12/01/22	133	139,815
6.00%, 09/01/36	814	899,117
6.00%, 10/01/36	979	1,080,525
6.00%, 02/01/37	824	913,628
6.00%, 09/01/38	2,911	3,216,905
6.00%, 03/01/48[a]	9,372	10,388,686
(1 year CMT + 2.250%) 3.59%, 12/01/33[c]	112	117,657
(12 mo. LIBOR US + 1.495%) 1.74%, 06/01/43[c]	695	706,416
(12 mo. LIBOR US + 1.600%) 2.51%, 08/01/43[c]	300	297,609
(12 mo. LIBOR US + 1.650%) 2.45%, 05/01/43[c]	731	725,191

Security	Principal (000s)	Value
(12 mo. LIBOR US + 1.748%) 3.52%, 12/01/38[c]	$1,818	$1,920,454
(12 mo. LIBOR US + 1.775%) 3.53%, 11/01/40[c]	567	595,188
(12 mo. LIBOR US + 1.788%) 3.54%, 08/01/41[c]	261	276,226
(12 mo. LIBOR US + 1.809%) 2.93%, 05/01/42[c]	1,310	1,321,438
(12 mo. LIBOR US + 1.859%) 3.34%, 11/01/41[c]	2,413	2,514,938
(12 mo. LIBOR US + 1.880%) 3.63%, 09/01/41[c]	1,539	1,633,433
(12 mo. LIBOR US + 1.890%) 3.23%, 07/01/41[c]	177	185,312
(12 mo. LIBOR US + 1.900%) 3.65%, 11/01/40[c]	1,073	1,136,993
3.65%, 01/01/42[c]	1,303	1,369,369
(12 mo. LIBOR US + 1.910%)
3.66%, 11/01/40[c]	804	852,654
Federal National Mortgage Association
2.50%, 07/01/22	1,983	1,948,591
2.50%, 05/01/27	9,222	9,096,782
2.50%, 10/01/27	9,303	9,176,100
2.50%, 11/01/27	3,133	3,089,518
2.50%, 12/01/27	1,391	1,371,733
2.50%, 01/01/28	2,514	2,479,547
2.50%, 09/01/28	2,104	2,074,212
2.50%, 12/01/28	122	119,843
2.50%, 12/01/29	3,259	3,214,294
2.50%, 01/01/30	5,295	5,195,590
2.50%, 02/01/30	1,393	1,364,479
2.50%, 04/01/30	2,176	2,128,688
2.50%, 05/01/30	25,855	25,301,540
2.50%, 06/01/30	82,740	80,970,026
2.50%, 07/01/30	29,473	28,842,162
2.50%, 08/01/30	7,468	7,306,551
2.50%, 09/01/30	4,643	4,543,425
2.50%, 10/01/30	2,120	2,074,930
2.50%, 04/01/31	3,409	3,327,391
2.50%, 09/01/31	5,613	5,476,497
2.50%, 10/01/31	42,920	42,091,427
2.50%, 11/01/31	14,194	13,849,122

114	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 28, 2018

Security	Principal (000s)	Value
2.50%, 12/01/31	$5,123	$4,995,525
2.50%, 02/01/32	23,212	22,647,745
2.50%, 05/01/32	49,716	48,508,511
2.50%, 10/01/32	7,931	7,736,385
2.50%, 11/01/32	777	757,673
2.50%, 12/01/32	5,860	5,715,573
2.50%, 03/01/33[a]	39,298	38,315,550
2.50%, 01/01/43	2,323	2,190,346
2.50%, 02/01/43	2,380	2,243,731
2.50%, 03/01/43	2,287	2,152,898
2.50%, 06/01/43	5,927	5,580,551
2.50%, 08/01/43	785	739,338
2.50%, 04/01/45	107	99,767
2.50%, 05/01/45	918	859,506
2.50%, 03/01/48[a]	12,760	11,906,675
3.00%, 12/01/20	201	201,766
3.00%, 03/01/21	6	6,442
3.00%, 04/01/21	6	5,767
3.00%, 05/01/21	7	7,198
3.00%, 08/01/21	256	254,862
3.00%, 09/01/21	25	24,806
3.00%, 10/01/21	96	96,041
3.00%, 02/01/22	26	26,001
3.00%, 03/01/22	7	6,830
3.00%, 07/01/22	306	304,924
3.00%, 09/01/22	13	12,629
3.00%, 12/01/22	47	46,639
3.00%, 09/01/26	74	73,955
3.00%, 01/01/27	7,426	7,441,809
3.00%, 03/01/27	275	275,482
3.00%, 11/01/27	14,051	14,080,160
3.00%, 12/01/28	47	46,672
3.00%, 03/01/29	1,567	1,567,254
3.00%, 05/01/29	538	538,364
3.00%, 08/01/29	462	462,117
3.00%, 09/01/29	1,294	1,293,106
3.00%, 10/01/29	8,856	8,856,842
3.00%, 11/01/29	3,604	3,605,207
3.00%, 12/01/29	1,197	1,197,315
3.00%, 01/01/30	1,482	1,482,438
3.00%, 02/01/30	8,381	8,369,004
3.00%, 03/01/30	38,826	38,799,279
3.00%, 04/01/30	18,422	18,375,352

Security	Principal (000s)	Value
3.00%, 05/01/30	$11,249	$11,219,744
3.00%, 06/01/30	3,335	3,326,203
3.00%, 07/01/30	13,266	13,232,703
3.00%, 08/01/30	320	318,929
3.00%, 09/01/30	9,253	9,229,635
3.00%, 10/01/30	1,175	1,171,519
3.00%, 11/01/30	857	855,119
3.00%, 03/01/31	13,932	13,880,686
3.00%, 05/01/31	9,835	9,798,193
3.00%, 07/01/31	2,570	2,560,182
3.00%, 08/01/31	120	119,927
3.00%, 09/01/31	5,504	5,483,909
3.00%, 01/01/32	26,066	25,969,500
3.00%, 02/01/32	9,187	9,155,187
3.00%, 03/01/32	9,689	9,656,125
3.00%, 06/01/32	1,597	1,590,142
3.00%, 07/01/32	3,342	3,330,900
3.00%, 09/01/32	4,746	4,726,519
3.00%, 10/01/32	788	784,791
3.00%, 11/01/32	14,881	14,819,319
3.00%, 01/01/33	11,088	11,042,508
3.00%, 03/01/33	667	663,889
3.00%, 03/01/33[a]	146,545	145,880,968
3.00%, 05/01/33	2,013	2,001,247
3.00%, 01/01/37	19,264	19,070,604
3.00%, 10/01/42	1,252	1,225,768
3.00%, 11/01/42	709	694,013
3.00%, 01/01/43	726	710,578
3.00%, 03/01/43	290	283,531
3.00%, 04/01/43	3,540	3,461,895
3.00%, 05/01/43	4,702	4,598,172
3.00%, 06/01/43	6,451	6,310,159
3.00%, 07/01/43	655	641,212
3.00%, 08/01/43	1,634	1,597,974
3.00%, 02/01/44	27,738	27,129,605
3.00%, 02/01/45	826	803,122
3.00%, 03/01/45	260	253,090
3.00%, 04/01/45	400	388,784
3.00%, 05/01/45	39	37,724
3.00%, 04/01/46	8,399	8,169,631
3.00%, 07/01/46	44,895	43,644,264
3.00%, 08/01/46	3,778	3,664,754
3.00%, 10/01/46	15,227	14,775,160

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 28, 2018

Security	Principal (000s)	Value
3.00%, 11/01/46	$6,879	$6,670,708
3.00%, 12/01/46	158,040	153,257,953
3.00%, 01/01/47	104,926	101,826,478
3.00%, 02/01/47	94,427	91,730,823
3.00%, 03/01/47	21,131	20,400,159
3.00%, 08/01/47	7,207	6,988,924
3.00%, 09/01/47	5,877	5,703,026
3.00%, 11/01/47	5,272	5,113,348
3.00%, 12/01/47	18,807	18,266,404
3.00%, 01/01/48	10,616	10,290,038
3.00%, 03/01/48[a]	519,433	502,957,235
3.50%, 12/01/25	2,900	2,951,829
3.50%, 01/01/27	910	926,548
3.50%, 04/01/27	3,414	3,475,297
3.50%, 07/01/27	119	121,236
3.50%, 01/01/28	1,367	1,390,759
3.50%, 11/01/28	262	266,511
3.50%, 01/01/29	689	701,525
3.50%, 12/01/29	2,468	2,514,583
3.50%, 11/01/30	1,124	1,144,824
3.50%, 03/01/31	6,085	6,195,369
3.50%, 06/01/31	19,340	19,735,607
3.50%, 08/01/31	499	508,432
3.50%, 01/01/32	12,261	12,474,406
3.50%, 03/01/32	8,981	9,137,274
3.50%, 04/01/32	4,418	4,502,348
3.50%, 05/01/32	7,196	7,328,444
3.50%, 06/01/32	6,625	6,757,044
3.50%, 07/01/32	4,171	4,252,761
3.50%, 08/01/32	2,174	2,215,301
3.50%, 10/01/32	2,535	2,582,690
3.50%, 11/01/32	2,439	2,486,881
3.50%, 03/01/33[a]	28,581	29,049,907
3.50%, 06/01/35	22,810	23,219,396
3.50%, 05/01/42	5,748	5,780,009
3.50%, 12/01/42	4,001	4,023,454
3.50%, 06/01/43	15,130	15,197,503
3.50%, 09/01/44	219	220,393
3.50%, 10/01/44	7,295	7,327,702
3.50%, 03/01/45	5,236	5,243,479
3.50%, 05/01/45	2,510	2,510,936
3.50%, 07/01/45	14,999	15,011,900
3.50%, 09/01/45	92,202	92,246,431

Security	Principal (000s)	Value
3.50%, 10/01/45	$29,392	$29,508,089
3.50%, 11/01/45	9,330	9,333,728
3.50%, 12/01/45	15,925	15,928,886
3.50%, 01/01/46	2,544	2,552,543
3.50%, 02/01/46	149,132	149,201,984
3.50%, 03/01/46	38,107	38,077,624
3.50%, 04/01/46	56,170	56,343,385
3.50%, 05/01/46	15,542	15,528,833
3.50%, 06/01/46	38,180	38,142,305
3.50%, 07/01/46	48,751	48,768,801
3.50%, 08/01/46	4,014	4,013,402
3.50%, 09/01/46	25,347	25,378,123
3.50%, 10/01/46	9,910	9,921,269
3.50%, 11/01/46	7,047	7,056,421
3.50%, 12/01/46	67,138	67,226,521
3.50%, 01/01/47	79,000	78,942,611
3.50%, 03/01/47	2,270	2,286,408
3.50%, 04/01/47	35,109	35,090,581
3.50%, 05/01/47	62,293	62,272,008
3.50%, 06/01/47	47,631	47,633,720
3.50%, 07/01/47	11,991	12,009,022
3.50%, 08/01/47	66,103	66,219,484
3.50%, 09/01/47	10,862	10,847,311
3.50%, 10/01/47	10,254	10,273,633
3.50%, 11/01/47	95,373	95,249,966
3.50%, 12/01/47	31,888	31,844,171
3.50%, 01/01/48	1,073	1,076,107
3.50%, 02/01/48	121,095	120,952,589
3.50%, 03/01/48[a]	225,945	225,486,049
4.00%, 03/01/24	1,496	1,532,804
4.00%, 07/01/25	421	433,336
4.00%, 10/01/25	3,715	3,822,328
4.00%, 11/01/25	1,769	1,815,437
4.00%, 03/01/26	1,099	1,132,914
4.00%, 06/01/26	7,390	7,622,032
4.00%, 07/01/26	326	336,143
4.00%, 09/01/26	2,716	2,799,810
4.00%, 03/01/27	2,610	2,693,486
4.00%, 02/01/29	1,004	1,032,166
4.00%, 12/01/30	2,242	2,329,239
4.00%, 01/01/31	1,383	1,437,206
4.00%, 02/01/31	1,061	1,102,014
4.00%, 10/01/31	3,168	3,290,945

116	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 28, 2018

Security	Principal (000s)	Value
4.00%, 02/01/32	$7,495	$7,785,329
4.00%, 04/01/32	50	51,582
4.00%, 06/01/32	49	50,621
4.00%, 07/01/32	1,526	1,585,504
4.00%, 03/01/33[a]	21,580	22,068,922
4.00%, 06/01/37	12,060	12,488,150
4.00%, 10/01/37	72,484	75,060,494
4.00%, 03/01/42	17,784	18,359,884
4.00%, 04/01/44	2,461	2,525,709
4.00%, 05/01/44	7,023	7,263,271
4.00%, 06/01/44	7,883	8,143,441
4.00%, 10/01/44	10,227	10,536,447
4.00%, 03/01/45	6,759	6,989,929
4.00%, 07/01/45	46,560	48,071,004
4.00%, 09/01/45	37,738	38,689,841
4.00%, 11/01/45	773	793,230
4.00%, 01/01/46	898	920,155
4.00%, 02/01/46	1,156	1,186,325
4.00%, 03/01/46	730	747,744
4.00%, 04/01/46	18,743	19,261,301
4.00%, 05/01/46	17,821	18,264,461
4.00%, 06/01/46	1,738	1,786,531
4.00%, 08/01/46	30,092	30,900,731
4.00%, 09/01/46	915	937,486
4.00%, 10/01/46	15,893	16,296,070
4.00%, 11/01/46	11,092	11,425,151
4.00%, 03/01/47	6,668	6,860,873
4.00%, 04/01/47	64,192	65,923,252
4.00%, 05/01/47	22,611	23,337,978
4.00%, 06/01/47	47,196	48,632,899
4.00%, 07/01/47	24,811	25,601,234
4.00%, 08/01/47	27,054	27,859,934
4.00%, 09/01/47	63,008	64,683,169
4.00%, 10/01/47	26,061	26,753,143
4.00%, 11/01/47	75,575	77,511,556
4.00%, 12/01/47	37,330	38,282,507
4.00%, 01/01/48	391	403,425
4.00%, 02/01/48	193,842	198,642,891
4.00%, 03/01/48[a]	60,997	62,454,698
4.50%, 09/01/18	24	24,137
4.50%, 04/01/19	172	173,103
4.50%, 11/01/22	500	507,974
4.50%, 06/01/23	274	279,351

Security	Principal (000s)	Value
4.50%, 03/01/24	$111	$113,481
4.50%, 10/01/24	1,534	1,588,970
4.50%, 02/01/25	1,728	1,791,984
4.50%, 04/01/25	1,745	1,813,330
4.50%, 06/01/25	1,884	1,956,840
4.50%, 01/01/27	1,710	1,762,006
4.50%, 08/01/31	4,482	4,722,954
4.50%, 03/01/33[a]	1,850	1,851,734
4.50%, 06/01/34	328	351,202
4.50%, 05/01/39	2,358	2,491,506
4.50%, 09/01/40	4,833	5,105,756
4.50%, 12/01/40	3,932	4,153,708
4.50%, 01/01/41	7,542	7,967,306
4.50%, 04/01/41	23,912	25,308,437
4.50%, 05/01/41	16,398	17,338,122
4.50%, 06/01/41	5,087	5,387,903
4.50%, 08/01/41	8,856	9,355,219
4.50%, 09/01/41	17,526	18,514,234
4.50%, 11/01/41	495	524,445
4.50%, 01/01/42	5,898	6,230,551
4.50%, 09/01/42	4,077	4,305,188
4.50%, 10/01/42	4,353	4,599,126
4.50%, 03/01/44	11,080	11,749,116
4.50%, 06/01/44	2,817	2,976,137
4.50%, 12/01/44	23,634	25,146,778
4.50%, 02/01/45	25,224	26,748,893
4.50%, 08/01/45	6,788	7,198,471
4.50%, 11/01/45	622	653,870
4.50%, 12/01/45	757	798,013
4.50%, 01/01/46	587	616,495
4.50%, 02/01/46	18,089	19,163,708
4.50%, 03/01/46	1,415	1,498,241
4.50%, 04/01/46	1,517	1,618,659
4.50%, 05/01/46	157	164,847
4.50%, 07/01/46	359	376,483
4.50%, 08/01/46	31,514	33,051,991
4.50%, 09/01/46	1,413	1,481,775
4.50%, 10/01/46	3,366	3,533,220
4.50%, 12/01/46	904	947,980
4.50%, 01/01/47	5,074	5,321,942
4.50%, 02/01/47	965	1,013,774
4.50%, 03/01/47	631	662,182
4.50%, 04/01/47	1,848	1,941,217

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 28, 2018

Security	Principal (000s)	Value
4.50%, 06/01/47	$15,263	$16,108,015
4.50%, 07/01/47	1,297	1,379,221
4.50%, 08/01/47	2,359	2,495,372
4.50%, 09/01/47	338	358,751
4.50%, 10/01/47	23,085	24,273,652
4.50%, 12/01/47	7,364	7,726,677
4.50%, 01/01/48	9,320	9,792,277
4.50%, 02/01/48	475	497,754
4.50%, 03/01/48[a]	508	531,733
5.00%, 08/01/20	21	21,178
5.00%, 07/01/23	2,019	2,098,773
5.00%, 12/01/23	821	846,190
5.00%, 05/01/25	170	172,940
5.00%, 03/01/33[a]	1,283	1,296,030
5.00%, 11/01/33	4,017	4,339,114
5.00%, 01/01/35	358	387,214
5.00%, 09/01/35	398	428,173
5.00%, 03/01/36	1,464	1,576,515
5.00%, 05/01/36	1,226	1,319,832
5.00%, 02/01/38	1,740	1,872,595
5.00%, 01/01/39	603	651,006
5.00%, 03/01/39	1,199	1,296,974
5.00%, 04/01/39	5,318	5,772,484
5.00%, 06/01/39	1,811	1,956,914
5.00%, 10/01/39	994	1,073,356
5.00%, 11/01/39	101	108,777
5.00%, 12/01/39	1,238	1,334,573
5.00%, 01/01/40	28	30,486
5.00%, 03/01/40	521	565,744
5.00%, 04/01/40	2,843	3,061,099
5.00%, 05/01/40	205	221,161
5.00%, 06/01/40	280	301,849
5.00%, 07/01/40	3,767	4,055,366
5.00%, 08/01/40	11,909	12,862,446
5.00%, 09/01/40	78	83,785
5.00%, 10/01/40	277	297,747
5.00%, 02/01/41	19	20,294
5.00%, 03/01/41	3,543	3,815,410
5.00%, 04/01/41	6,880	7,424,208
5.00%, 05/01/41	24,799	26,764,241
5.00%, 06/01/41	2,141	2,318,339
5.00%, 08/01/41	2,871	3,116,043
5.00%, 07/01/45	12,000	12,921,476

Security	Principal (000s)	Value
5.00%, 04/01/47	$439	$469,909
5.00%, 05/01/47	272	290,768
5.00%, 06/01/47	13,296	14,231,937
5.00%, 07/01/47	465	497,640
5.00%, 08/01/47	917	982,183
5.00%, 09/01/47	8,066	8,629,055
5.00%, 10/01/47	5,921	6,332,778
5.00%, 11/01/47	335	359,171
5.00%, 03/01/48[a]	49,355	52,663,093
5.50%, 12/01/19	249	251,579
5.50%, 03/01/28	826	900,834
5.50%, 05/01/33	1,512	1,659,883
5.50%, 11/01/33	3,096	3,399,430
5.50%, 09/01/34	2,228	2,444,945
5.50%, 09/01/35	563	616,890
5.50%, 04/01/36	3,834	4,203,431
5.50%, 05/01/36	795	871,842
5.50%, 09/01/36	6,003	6,590,399
5.50%, 08/01/37	5,016	5,499,067
5.50%, 03/01/38	1,762	1,928,788
5.50%, 07/01/38	1,551	1,697,707
5.50%, 11/01/38	1,669	1,826,808
5.50%, 07/01/40	4,258	4,677,686
5.50%, 09/01/40	11,179	12,281,369
5.50%, 05/01/44	16,946	18,544,380
5.50%, 03/01/48[a]	34,357	37,309,555
6.00%, 03/01/34	2,365	2,609,285
6.00%, 05/01/34	462	511,614
6.00%, 08/01/34	794	877,665
6.00%, 11/01/34	258	285,560
6.00%, 06/01/36	1,369	1,515,308
6.00%, 08/01/36	1,384	1,532,452
6.00%, 03/01/38	825	913,875
6.00%, 05/01/38	1,872	2,071,505
6.00%, 08/01/38	137	145,684
6.00%, 06/01/39	6,944	7,689,224
6.00%, 10/01/39	476	527,331
6.00%, 03/01/48[a]	2,896	3,214,116
6.50%, 08/01/36	53	59,346
6.50%, 09/01/36	422	473,781
6.50%, 10/01/36	61	68,670
6.50%, 12/01/36	53	58,949
6.50%, 07/01/37	106	119,366

118	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 28, 2018

Security	Principal (000s)	Value
6.50%, 08/01/37	$3,396	$3,821,228
6.50%, 10/01/37	188	211,698
6.50%, 11/01/37	32	35,921
6.50%, 12/01/37	142	159,648
6.50%, 06/01/38	47	51,488
6.50%, 10/01/39	3,159	3,545,139
6.50%, 05/01/40	2,218	2,500,275
7.00%, 04/01/37	1,162	1,330,264
(12 mo. LIBOR US + 1.530%) 2.02%, 04/01/43[c]	1,158	1,187,760
(12 mo. LIBOR US + 1.535%) 2.04%, 06/01/43[c]	4,845	4,802,352
(12 mo. LIBOR US + 1.695%) 2.45%, 08/01/42[c]	5,819	5,974,938
(12 mo. LIBOR US + 1.758%) 3.51%, 08/01/41[c]	331	351,563
(12 mo. LIBOR US + 1.805%) 3.65%, 02/01/42[c]	2,823	2,961,734
(12 mo. LIBOR US + 1.806%) 3.56%, 12/01/38[c]	430	451,220
(12 mo. LIBOR US + 1.815%) 3.57%, 10/01/41[c]	1,816	1,926,083
(12 mo. LIBOR US + 1.822%) 3.29%, 09/01/41[c]	194	202,733
Government National Mortgage Association
2.50%, 03/01/48[a]	31,200	29,508,375
3.00%, 07/15/27	7,012	7,011,450
3.00%, 08/15/42	640	630,001
3.00%, 09/15/42	497	488,948
3.00%, 10/15/42	1,147	1,128,265
3.00%, 12/15/42	592	581,953
3.00%, 02/20/43	654	643,039
3.00%, 04/15/43	56	54,880
3.00%, 09/20/43	3,012	2,961,999
3.00%, 11/20/43	107	105,690
3.00%, 12/20/43	31	30,165
3.00%, 01/20/44	9,167	9,013,324
3.00%, 02/20/44	2,540	2,497,878
3.00%, 03/20/44	3,046	2,995,417
3.00%, 04/20/44	54	52,930
3.00%, 06/20/44	528	518,961
3.00%, 07/20/44	2,193	2,154,783

Security	Principal (000s)	Value
3.00%, 08/20/44	$65,462	$64,316,872
3.00%, 10/15/44	2,537	2,490,772
3.00%, 05/15/45	3,229	3,168,927
3.00%, 07/15/45	86	84,094
3.00%, 08/15/45	7,903	7,755,168
3.00%, 08/20/45	108,583	106,326,413
3.00%, 07/15/46	912	892,758
3.00%, 07/20/46	27,421	26,838,810
3.00%, 12/20/46	48,723	47,688,121
3.00%, 01/20/47	17,952	17,571,175
3.00%, 06/20/47	285	278,748
3.00%, 11/20/47	4,409	4,312,410
3.00%, 12/20/47	7,740	7,571,111
3.00%, 01/20/48	4,980	4,870,981
3.00%, 03/01/48[a]	647,203	632,265,415
3.50%, 08/15/24	1,103	1,126,039
3.50%, 02/20/31	189	192,590
3.50%, 06/20/32	938	958,351
3.50%, 01/15/41	55	55,312
3.50%, 09/15/41	591	598,734
3.50%, 12/15/41	5,739	5,815,304
3.50%, 02/15/42	210	212,720
3.50%, 03/15/42	151	152,985
3.50%, 04/15/42	1,269	1,284,879
3.50%, 05/15/42	1,413	1,431,345
3.50%, 07/15/42	589	596,931
3.50%, 09/15/42	2,617	2,651,993
3.50%, 10/15/42	2,690	2,725,298
3.50%, 11/15/42	2,087	2,113,394
3.50%, 01/15/43	327	331,460
3.50%, 02/15/43	254	256,893
3.50%, 03/15/43	1,457	1,473,757
3.50%, 05/15/43	2,199	2,223,284
3.50%, 06/15/43	742	750,135
3.50%, 02/20/44	761	769,432
3.50%, 09/15/44	710	717,197
3.50%, 04/20/45	17,419	17,537,919
3.50%, 10/20/45	859	864,737
3.50%, 10/20/46	58,727	59,142,479
3.50%, 01/20/47	94,216	94,882,850
3.50%, 02/20/47	190,843	192,192,722
3.50%, 04/20/47	37,797	38,044,797
3.50%, 08/20/47	25,709	25,895,901

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 28, 2018

Security	Principal (000s)	Value
3.50%, 09/20/47	$68,788	$69,225,934
3.50%, 10/20/47	180,947	182,142,555
3.50%, 11/20/47	35,621	35,847,775
3.50%, 12/20/47	50,819	51,202,369
3.50%, 01/20/48	112,607	113,324,616
3.50%, 03/01/48[a]	494,486	497,190,220
4.00%, 11/20/40	453	469,914
4.00%, 01/15/41	85	88,152
4.00%, 02/15/41	6,540	6,757,069
4.00%, 03/15/41	1,265	1,309,277
4.00%, 04/15/41	4,597	4,758,312
4.00%, 05/15/41	891	922,091
4.00%, 07/15/41	2,434	2,511,322
4.00%, 09/15/41	223	230,022
4.00%, 12/15/41	1,758	1,819,828
4.00%, 01/15/42	1,009	1,044,592
4.00%, 02/15/42	4,819	4,990,528
4.00%, 03/15/42	6,836	7,088,274
4.00%, 04/15/42	4,468	4,633,581
4.00%, 05/15/42	1,133	1,174,944
4.00%, 08/15/42	1,566	1,623,434
4.00%, 10/15/42	556	576,276
4.00%, 04/20/43	417	431,822
4.00%, 03/15/44	277	285,862
4.00%, 08/15/44	71	73,505
4.00%, 08/20/44	6,984	7,225,203
4.00%, 10/20/44	16,307	16,869,279
4.00%, 09/20/45	30,942	31,969,968
4.00%, 10/20/45	823	849,922
4.00%, 01/20/46	3,029	3,129,274
4.00%, 03/20/46	1,918	1,982,028
4.00%, 07/20/46	3,360	3,459,376
4.00%, 09/20/46	6,139	6,321,039
4.00%, 11/20/46	12,450	12,819,479
4.00%, 12/15/46	5,899	6,080,283
4.00%, 09/20/47	73,189	75,269,202
4.00%, 11/20/47	97,319	100,084,896
4.00%, 12/20/47	39,124	40,235,385
4.00%, 03/01/48[a]	239,162	245,364,751
4.50%, 04/15/39	576	604,952
4.50%, 07/15/39	1,830	1,922,801
4.50%, 08/15/39	4,045	4,249,373
4.50%, 11/20/39	1,422	1,492,325

Security	Principal (000s)	Value
4.50%, 01/20/40	$1,556	$1,633,573
4.50%, 06/15/40	7,454	7,819,632
4.50%, 07/15/40	3,721	3,903,335
4.50%, 08/15/40	11,816	12,396,353
4.50%, 08/20/40	2,512	2,650,560
4.50%, 10/20/40	6,440	6,794,783
4.50%, 04/20/41	13,332	14,091,252
4.50%, 06/20/41	8,269	8,725,197
4.50%, 09/20/41	4,070	4,294,398
4.50%, 11/20/41	4,002	4,223,117
4.50%, 11/20/45	10,934	11,504,989
4.50%, 02/15/46	117	123,682
4.50%, 09/20/46	1,321	1,390,657
4.50%, 10/20/46	6,252	6,558,128
4.50%, 11/20/46	1,922	2,016,205
4.50%, 09/20/47	12,198	12,720,317
4.50%, 10/20/47	9,788	10,206,361
4.50%, 12/20/47	24,117	25,148,280
4.50%, 01/20/48	25,490	26,580,509
4.50%, 03/01/48[a]	37,588	39,083,322
5.00%, 11/15/24	800	838,631
5.00%, 05/20/33	461	492,007
5.00%, 07/20/35	1,916	2,048,040
5.00%, 12/15/36	7,450	7,895,049
5.00%, 01/15/39	2,711	2,904,625
5.00%, 07/15/39	7,307	7,828,130
5.00%, 10/20/39	2,498	2,660,967
5.00%, 05/15/40	1,434	1,532,648
5.00%, 07/20/40	9,080	9,665,387
5.00%, 08/20/40	2,666	2,838,117
5.00%, 11/20/41	7,307	7,786,212
5.00%, 07/20/42	1,375	1,466,536
5.00%, 03/15/44	6,351	6,787,980
5.00%, 02/20/46	2,031	2,148,734
5.00%, 07/20/46	40	42,452
5.00%, 07/15/47	866	913,941
5.00%, 08/15/47	439	462,992
5.00%, 09/20/47	331	346,137
5.00%, 03/01/48[a]	7,952	8,352,085
5.50%, 11/20/34	2,258	2,454,524
5.50%, 03/15/36	1,669	1,822,961
5.50%, 03/20/36	472	512,472
5.50%, 07/20/36	618	671,281

120	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 28, 2018

Security	Principal (000s)	Value
5.50%, 06/20/38	$2,581	$2,799,741
5.50%, 10/15/38	1,590	1,727,506
5.50%, 03/20/39	1,723	1,867,743
5.50%, 12/15/39	442	480,897
5.50%, 01/15/40	3,760	4,086,699
5.50%, 07/20/40	3,742	4,055,507
6.00%, 03/15/37	3,419	3,795,410
6.00%, 09/20/38	4,075	4,493,019
6.00%, 12/15/38	1,538	1,705,147
6.00%, 09/20/39	305	332,553
6.00%, 11/15/39	599	661,927
6.00%, 04/20/40	624	682,076
6.00%, 07/20/45	425	463,890
6.00%, 01/20/46	1,276	1,392,728
6.00%, 03/01/48[a]	7,000	7,763,438
6.50%, 10/20/38	1,712	1,920,339

		11,837,022,065

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $12,030,074,869)		11,837,022,065

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 32.95%

MONEY MARKET FUNDS — 32.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	3,912,433	$3,912,824,176
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	100	100,000

		3,912,924,176

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,912,670,374)		3,912,924,176

TOTAL INVESTMENTS IN SECURITIES — 132.62%
(Cost: $15,942,745,243)		15,749,946,241
Other Assets, Less Liabilities — (32.62)%		(3,873,570,126)

NET ASSETS — 100.00%		$11,876,376,115

[a]	To-be-announced (TBA). See Note 1.
[b]	All or a portion of this security has been pledged as collateral for TBA transactions. See Note 1.
[c]	Floating rate security. Rate shown is the rate in effect as of period end.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security represents an investment of TBA cash collateral.

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Continued)

iSHARES® MBS ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 02/28/18 (000s)	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional,SL Agency Shares	3,479,097	$433,336	[b]	—	3,912,433	$3,912,824,176	$48,597,319	$(102,494)	$(1,008,871)
BlackRock Cash Funds: Treasury,SL Agency Shares	100	—		—	100	100,000	953	—	—

						$3,912,924,176	$48,598,272	$(102,494)	$(1,008,871)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. government agency obligations	$—	$11,837,022,065	$—	$11,837,022,065
Money market funds	3,912,924,176	—	—	3,912,924,176

Total	$3,912,924,176	$11,837,022,065	$—	$15,749,946,241

See notes to financial statements.

122	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2018

	iShares Intermediate Government/Credit Bond ETF	iShares Government/Credit Bond ETF	iShares Agency Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$1,926,298,302	$144,067,664	$449,370,718
Affiliated (Note 2)	29,165,212	4,764,092	304,998

Total cost of investments in securities	$1,955,463,514	$148,831,756	$449,675,716

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,880,870,218	$141,229,736	$442,244,140
Affiliated (Note 2)	29,095,237	4,756,723	304,998
Cash	—	788	—
Receivables:
Investment securities sold	26,602,314	98,550	8,362,974
Due from custodian (Note 4)	—	478,516	—
Dividends and interest	11,166,650	1,050,972	2,824,186

Total Assets	1,947,734,419	147,615,285	453,736,298

LIABILITIES
Payables:
Investment securities purchased	26,331,804	1,809,352	7,970,982
Collateral for securities on loan (Note 1)	16,778,465	1,103,488	—
Capital shares redeemed	1,917,084	209,392	—
Investment advisory fees (Note 2)	303,867	29,155	68,426

Total Liabilities	45,331,220	3,151,387	8,039,408

NET ASSETS	$1,902,403,199	$144,463,898	$445,696,890

Net assets consist of:
Paid-in capital	$1,948,071,883	$148,032,758	$452,795,142
Undistributed net investment income	3,389,941	289,168	716,168
Accumulated net realized loss	(3,560,566)	(1,012,731)	(687,842)
Net unrealized depreciation	(45,498,059)	(2,845,297)	(7,126,578)

NET ASSETS	$1,902,403,199	$144,463,898	$445,696,890

Shares outstanding[b]	17,600,000	1,300,000	4,000,000

Net asset value per share	$108.09	$111.13	$111.42

[a]	Securities on loan with values of $16,197,453, $1,070,229 and $ —, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	123

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

February 28, 2018

iShares MBS ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$12,030,074,869
Affiliated (Note 2)	3,912,670,374

Total cost of investments in securities	$15,942,745,243

Investments in securities, at fair value (Note 1):
Unaffiliated	$11,837,022,065
Affiliated (Note 2)	3,912,924,176
Receivables:
Investment securities sold	711,717,007
Dividends and interest	34,125,754

Total Assets	16,495,789,002

LIABILITIES
Payables:
Investment securities purchased	4,618,802,446
Due to broker for TBA collateral	60,000
Due to custodian	6,025
Investment advisory fees (Note 2)	544,416

Total Liabilities	4,619,412,887

NET ASSETS	$11,876,376,115

Net assets consist of:
Paid-in capital	$12,256,179,841
Distributions in excess of net investment income	(576,732)
Accumulated net realized loss	(186,427,992)
Net unrealized depreciation	(192,799,002)

NET ASSETS	$11,876,376,115

Shares outstanding[a]	113,900,000

Net asset value per share	$104.27

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

124	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2018

	iShares Intermediate Government/Credit Bond ETF	iShares Government/Credit Bond ETF	iShares Agency Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$76,790	$11,038	$21,489
Interest — unaffiliated	44,438,744	4,064,822	8,937,941
Interest — affiliated (Note 2)	140,246	5,681	—
Securities lending income — affiliated — net (Note 2)	97,836	6,691	199

Total investment income	44,753,616	4,088,232	8,959,629

EXPENSES
Investment advisory fees (Note 2)	4,247,869	331,808	985,484
Proxy fees	51,705	2,706	10,697

Total expenses	4,299,574	334,514	996,181

Net investment income	40,454,042	3,753,718	7,963,448

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(545,244)	(41,291)	(407,539)
Investments — affiliated (Note 2)	(264)	—	—
In-kind redemptions — unaffiliated	1,784,670	(73,518)	921,351
In-kind redemptions — affiliated (Note 2)	36,480	4,945	—

Net realized gain (loss)	1,275,642	(109,864)	513,812

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(40,216,708)	(2,032,528)	(6,407,690)
Investments — affiliated (Note 2)	(132,319)	(11,569)	—

Net change in unrealized appreciation/depreciation	(40,349,027)	(2,044,097)	(6,407,690)

Net realized and unrealized loss	(39,073,385)	(2,153,961)	(5,893,878)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,380,657	$1,599,757	$2,069,570

See notes to financial statements.

FINANCIAL STATEMENTS	125

Statements of Operations (Continued)

iSHARES® TRUST

Year ended February 28, 2018

iShares MBS ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$48,598,272
Interest — unaffiliated	199,049,979

Total investment income	247,648,251

EXPENSES
Investment advisory fees (Note 2)	15,555,918
Proxy fees	228,409

Total expenses	15,784,327
Less investment advisory fees waived (Note 2)	(1,939,234)

Net expenses	13,845,093

Net investment income	233,803,158

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(95,067,540)
Investments — affiliated (Note 2)	(102,494)

Net realized loss	(95,170,034)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(167,465,210)
Investments — affiliated (Note 2)	(1,008,871)

Net change in unrealized appreciation/depreciation	(168,474,081)

Net realized and unrealized loss	(263,644,115)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(29,840,957)

See notes to financial statements.

126	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Intermediate Government/Credit Bond ETF		iShares Government/Credit Bond ETF
	Year ended February 28, 2018	Year ended February 28, 2017	Year ended February 28, 2018	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$40,454,042	$37,457,326	$3,753,718	$5,384,657
Net realized gain (loss)	1,275,642	2,501,822	(109,864)	3,273,606
Net change in unrealized appreciation/depreciation	(40,349,027)	(24,079,403)	(2,044,097)	(2,301,152)

Net increase in net assets resulting from operations	1,380,657	15,879,745	1,599,757	6,357,111

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(40,426,567)	(36,724,888)	(3,782,450)	(5,477,600)

Total distributions to shareholders	(40,426,567)	(36,724,888)	(3,782,450)	(5,477,600)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	568,081,816	624,370,745	243,403,066	17,533,571
Cost of shares redeemed	(948,957,078)	(283,416,567)	(249,579,463)	(218,269,611)

Net increase (decrease) in net assets from capital share transactions	(380,875,262)	340,954,178	(6,176,397)	(200,736,040)

INCREASE (DECREASE) IN NET ASSETS	(419,921,172)	320,109,035	(8,359,090)	(199,856,529)

NET ASSETS
Beginning of year	2,322,324,371	2,002,215,336	152,822,988	352,679,517

End of year	$1,902,403,199	$2,322,324,371	$144,463,898	$152,822,988

Undistributed net investment income included in net assets at end of year	$3,389,941	$3,362,466	$289,168	$317,900

SHARES ISSUED AND REDEEMED
Shares sold	5,150,000	5,600,000	2,150,000	150,000
Shares redeemed	(8,600,000)	(2,550,000)	(2,200,000)	(1,900,000)

Net increase (decrease) in shares outstanding	(3,450,000)	3,050,000	(50,000)	(1,750,000)

See notes to financial statements.

FINANCIAL STATEMENTS	127

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Agency Bond ETF		iShares MBS ETF
	Year ended February 28, 2018	Year ended February 28, 2017	Year ended February 28, 2018	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,963,448	$8,070,041	$233,803,158	$134,818,999
Net realized gain (loss)	513,812	1,670,241	(95,170,034)	(21,690,512)
Net change in unrealized appreciation/depreciation	(6,407,690)	(9,157,874)	(168,474,081)	(121,927,158)

Net increase (decrease) in net assets resulting from operations	2,069,570	582,408	(29,840,957)	(8,798,671)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,956,662)	(8,052,541)	(243,357,623)	(155,307,584)
From net realized gain	—	(1,155,239)	—	(69,028,340)
Return of capital	—	—	(4,283,495)	—

Total distributions to shareholders	(7,956,662)	(9,207,780)	(247,641,118)	(224,335,924)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	45,269,679	188,977,467	2,798,324,262	3,324,786,380
Cost of shares redeemed	(210,121,162)	(143,023,358)	(875,118,449)	(573,147,493)

Net increase (decrease) in net assets from capital share transactions	(164,851,483)	45,954,109	1,923,205,813	2,751,638,887

INCREASE (DECREASE) IN NET ASSETS	(170,738,575)	37,328,737	1,645,723,738	2,518,504,292

NET ASSETS
Beginning of year	616,435,465	579,106,728	10,230,652,377	7,712,148,085

End of year	$445,696,890	$616,435,465	$11,876,376,115	$10,230,652,377

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$716,168	$709,382	$(576,732)	$8,977,733

SHARES ISSUED AND REDEEMED
Shares sold	400,000	1,650,000	26,200,000	30,700,000
Shares redeemed	(1,850,000)	(1,250,000)	(8,200,000)	(5,300,000)

Net increase (decrease) in shares outstanding	(1,450,000)	400,000	18,000,000	25,400,000

See notes to financial statements.

128	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF
	Year ended Feb. 28, 2018	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014
Net asset value, beginning of year	$110.32	$111.23	$111.39	$110.48	$112.27

Income from investment operations:
Net investment income[a]	2.10	1.97	1.94	1.91	1.95
Net realized and unrealized gain (loss)[b]	(2.22)	(0.94)	(0.18)	0.90	(1.81)

Total from investment operations	(0.12)	1.03	1.76	2.81	0.14

Less distributions from:
Net investment income	(2.11)	(1.94)	(1.92)	(1.90)	(1.93)

Total distributions	(2.11)	(1.94)	(1.92)	(1.90)	(1.93)

Net asset value, end of year	$108.09	$110.32	$111.23	$111.39	$110.48

Total return	(0.14)%	0.94%	1.62%	2.56%	0.14%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,902,403	$2,322,324	$2,002,215	$1,654,167	$1,270,531
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.90%	1.77%	1.75%	1.72%	1.77%
Portfolio turnover rate[c]	19%	20%	20%	22%	30%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	129

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF
	Year ended Feb. 28, 2018	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014
Net asset value, beginning of year	$113.20	$113.77	$115.05	$111.80	$114.75

Income from investment operations:
Net investment income[a]	2.57	2.37	2.31	2.32	2.53
Net realized and unrealized gain (loss)[b]	(1.99)	(0.57)	(1.30)	3.28	(2.89)

Total from investment operations	0.58	1.80	1.01	5.60	(0.36)

Less distributions from:
Net investment income	(2.65)	(2.37)	(2.29)	(2.35)	(2.59)

Total distributions	(2.65)	(2.37)	(2.29)	(2.35)	(2.59)

Net asset value, end of year	$111.13	$113.20	$113.77	$115.05	$111.80

Total return	0.48%	1.57%	0.93%	5.05%	(0.29)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$144,464	$152,823	$352,680	$241,609	$145,342
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.26%	2.06%	2.04%	2.05%	2.26%
Portfolio turnover rate[c]	17%	14%	15%	15%	34%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

130	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Agency Bond ETF
	Year ended Feb. 28, 2018	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014
Net asset value, beginning of year	$113.11	$114.67	$113.83	$111.90	$113.40

Income from investment operations:
Net investment income[a]	1.83	1.50	1.51	1.50	1.36
Net realized and unrealized gain (loss)[b]	(1.70)	(1.34)	0.79	1.94	(1.52)

Total from investment operations	0.13	0.16	2.30	3.44	(0.16)

Less distributions from:
Net investment income	(1.82)	(1.51)	(1.46)	(1.51)	(1.34)
Net realized gain	—	(0.21)	—	—	—

Total distributions	(1.82)	(1.72)	(1.46)	(1.51)	(1.34)

Net asset value, end of year	$111.42	$113.11	$114.67	$113.83	$111.90

Total return	0.10%	0.14%	2.05%	3.08%	(0.12)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$445,697	$616,435	$579,107	$455,334	$380,476
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.62%	1.31%	1.33%	1.33%	1.22%
Portfolio turnover rate[c]	78%	71%	96%	68%	106%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	131

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MBS ETF
	Year ended Feb. 28, 2018	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014
Net asset value, beginning of year	$106.68	$109.39	$109.92	$106.71	$108.05

Income from investment operations:
Net investment income[a]	2.26	1.65	1.45	1.42	1.46
Net realized and unrealized gain (loss)[b]	(2.24)	(1.61)	0.98	3.61	(1.41)

Total from investment operations	0.02	0.04	2.43	5.03	0.05

Less distributions from:
Net investment income	(2.39)	(1.90)	(1.57)	(0.85)	(1.39)
Net realized gain	—	(0.85)	(1.39)	(0.97)	—
Return of capital	(0.04)	—	—	—	—

Total distributions	(2.43)	(2.75)	(2.96)	(1.82)	(1.39)

Net asset value, end of year	$104.27	$106.68	$109.39	$109.92	$106.71

Total return	(0.01)%	0.03%	2.27%	4.75%	0.06%

Ratios/Supplemental data:
Net assets, end of year (000s)	$11,876,376	$10,230,652	$7,712,148	$6,870,259	$5,570,279
Ratio of expenses to average net assets	0.13%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees	0.14%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	2.12%	1.52%	1.32%	1.31%	1.38%
Portfolio turnover rate[c,d]	745%	748%	920%	936%	560%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[d]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

132	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Intermediate Government/Credit Bond	Diversified
Government/Credit Bond	Diversified
Agency Bond	Diversified
MBS	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods,

NOTES TO FINANCIAL STATEMENTS	133

Notes to Financial Statements (Continued)

iSHARES® TRUST

which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

134	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares MBS ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and

NOTES TO FINANCIAL STATEMENTS	135

Notes to Financial Statements (Continued)

iSHARES® TRUST

a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

136	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Intermediate Government/Credit Bond
Barclays Capital Inc.	$885,323	$885,323	$—
Citigroup Global Markets Inc.	2,862,675	2,862,675	—
Credit Suisse Securities (USA) LLC	1,499,434	1,499,434	—
Deutsche Bank Securities Inc.	244,910	244,910	—
Goldman Sachs & Co.	955,030	955,030	—
HSBC Securities (USA) Inc.	73,956	73,956	—
JPMorgan Securities LLC	692,280	692,280	—
Morgan Stanley & Co. LLC	264,913	264,913	—
RBC Capital Markets LLC	4,166,348	4,166,348	—
Wells Fargo Securities LLC	4,552,584	4,552,584	—

	$16,197,453	$16,197,453	$—

Government/Credit Bond
Barclays Capital Inc.	320,816	320,816	—
Citigroup Global Markets Inc.	99,750	99,750	—
Credit Suisse Securities (USA) LLC	134,440	134,440	—
Deutsche Bank Securities Inc.	63,677	63,677	—
JPMorgan Securities LLC	134,400	134,400	—
RBC Capital Markets LLC	122,772	122,772	—
Wells Fargo Securities LLC	194,374	194,374	—

	$1,070,229	$1,070,229	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

NOTES TO FINANCIAL STATEMENTS	137

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Intermediate Government/Credit Bond	0.20%
Government/Credit Bond	0.20
Agency Bond	0.20

Effective July 13, 2017, for its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.0900%		First $121 billion
0.0855	[a]	Over $121 billion, up to and including $181 billion
0.0813	[a]	Over $181 billion, up to and including $231 billion
0.0772	[a]	Over $231 billion, up to and including $281 billion
0.0734	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 13, 2017, for its investment advisory services to the iShares MBS ETF, BFA was entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $181 billion
0.2257	[a]	Over $181 billion, up to and including $231 billion
0.2144	[a]	Over $231 billion, up to and including $281 billion
0.2037	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

In addition, the iShares MBS ETF may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are the Fund’s total annual operating expenses. Effective July 13, 2017, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2023 in order to limit total annual operating expenses after fee waiver to 0.09% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral

138	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Intermediate Government/Credit Bond	$28,330
Government/Credit Bond	1,966
Agency Bond	86

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Intermediate Government/Credit Bond	$48,137	$—
Government/Credit Bond	200,390	—
Agency Bond	39,116,060	26,509,482

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	139

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2018 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Intermediate Government/Credit Bond	$309,159,974	$298,046,400	$106,992,581	$95,914,001
Government/Credit Bond	19,742,131	19,009,604	13,186,080	7,855,064
Agency Bond	377,265,648	379,937,953	24,756,720	4,858,668
MBS	81,636,057,096	80,933,710,088	—	—

In-kind transactions (see Note 4) for the year ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Intermediate Government/Credit Bond	$535,601,886	$929,141,434
Government/Credit Bond	233,735,168	245,300,794
Agency Bond	29,911,971	209,929,569
MBS	1,218,838,830	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or

140	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

When a fund concentrates its investments in mortgage-backed securities, it assumes a greater risk of prepayment or payment extension by securities issuers, which may have a significant impact on its investment performance.

NOTES TO FINANCIAL STATEMENTS	141

Notes to Financial Statements (Continued)

iSHARES® TRUST

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of February 28, 2018, attributable to the expiration of capital loss carryforwards and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Intermediate Government/Credit Bond	$1,661,565	$—	$(1,661,565)
Government/Credit Bond	(131,722)	—	131,722
Agency Bond	912,157	—	(912,157)

The tax character of distributions paid during the years ended February 28, 2018 and February 28, 2017 was as follows:

iShares ETF	2018	2017
Intermediate Government/Credit Bond
Ordinary income	$40,426,567	$36,724,888

Government/Credit Bond
Ordinary income	$3,782,450	$5,477,600

Agency Bond
Ordinary income	$7,956,662	$8,598,617
Long-term capital gain	—	609,163

	$7,956,662	$9,207,780

142	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF	2018	2017
MBS
Ordinary income	$243,357,623	$203,892,497
Long-term capital gain	—	20,443,427
Return of capital	4,283,495	—

	$247,641,118	$224,335,924

As of February 28, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Intermediate Government/Credit Bond	$3,389,941	$(3,541,229)	$(45,517,396)	$(45,668,684)
Government/Credit Bond	289,168	(1,012,717)	(2,845,311)	(3,568,860)
Agency Bond	716,168	(597,936)	(7,216,484)	(7,098,252)
MBS	—	(184,348,293)	(195,455,433)	(379,803,726)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and amortization methods for premiums and discounts on fixed income securities.

As of February 28, 2018, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Intermediate Government/Credit Bond	$3,541,229
Government/Credit Bond	1,012,717
Agency Bond	597,936
MBS	184,348,293

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Intermediate Government/Credit Bond	$1,955,482,851	$1,702,635	$(47,220,031)	$(45,517,396)
Government/Credit Bond	148,831,770	494,611	(3,339,922)	(2,845,311)
Agency Bond	449,765,622	765,141	(7,981,625)	(7,216,484)
MBS	15,945,401,674	8,751,275	(204,206,708)	(195,455,433)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	143

Notes to Financial Statements (Continued)

iSHARES® TRUST

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

144	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Intermediate Government/Credit Bond ETF,

iShares Government/Credit Bond ETF, iShares Agency Bond ETF and iShares MBS ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Intermediate Government/Credit Bond ETF, iShares Government/Credit Bond ETF, iShares Agency Bond ETF and iShares MBS ETF (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2018, the related statements of operations for the year ended February 28, 2018, the statements of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2018 and each of the financial highlights for each of the five years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

April 19, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	145

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended February 28, 2018, the following Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest- Related Dividends
Intermediate Government/Credit Bond	$34,900,655
Government/Credit Bond	3,237,827
Agency Bond	7,961,293
MBS	267,920,333

The following Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2018:

iShares ETF	Federal Obligation Interest
Intermediate Government/Credit Bond	$18,059,907
Government/Credit Bond	1,463,582
Agency Bond	2,310,515
MBS	18,793

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

146	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Intermediate Government/Credit Bond	$2.107768	$—	$—	$2.107768	100%	—%	—%	100%
Government/Credit Bond	2.584390	—	0.061712	2.646102	98	—	2	100
Agency Bond	1.816966	—	—	1.816966	100	—	—	100
MBS	2.426090	—	—	2.426090	100	—	—	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

SUPPLEMENTAL INFORMATION	147

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Intermediate Government/Credit Bond ETF

Period Covered: January 1, 2013 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	1,158	91.97%
At NAV	42	3.34
Less than 0.0% and Greater than –0.5%	59	4.69

	1,259	100.00%

iShares Government/Credit Bond ETF

Period Covered: January 1, 2013 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	13	1.03
Greater than 0.0% and Less than 0.5%	844	67.03
At NAV	26	2.07
Less than 0.0% and Greater than –0.5%	337	26.77
Less than–0.5% and Greater than –1.0%	38	3.02

	1,259	100.00%

148	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Agency Bond ETF

Period Covered: January 1, 2013 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.08%
Greater than 0.5% and Less than 1.0%	5	0.40
Greater than 0.0% and Less than 0.5%	682	54.16
At NAV	40	3.18
Less than 0.0% and Greater than –0.5%	528	41.94
Less than–0.5% and Greater than –1.0%	3	0.24

	1,259	100.00%

iShares MBS ETF

Period Covered: January 1, 2013 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	835	66.32
At NAV	74	5.88
Less than 0.0% and Greater than –0.5%	349	27.72

	1,259	100.00%

SUPPLEMENTAL INFORMATION	149

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 347 funds (as of February 28, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

150	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

TRUSTEE AND OFFICER INFORMATION	151

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford

University Graduate School of

Business (2001-2017); Professor of

Law (by courtesy), Stanford Law

School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

152	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

TRUSTEE AND OFFICER INFORMATION	153

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

154	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-205-0218

FEBRUARY 28, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
➢	iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. CORPORATE BOND MARKET OVERVIEW

U.S. corporate bond performance was positive during the 12 months ended February 28, 2018 (“reporting period”). The Markit iBoxx® USD Liquid Investment Grade and High Yield Indexes, broad measures of U.S. dollar-denominated investment-grade and high-yield corporate bond performance, returned 2.22% and 3.13%, respectively, for the reporting period.

The primary factors affecting bond market performance during the reporting period were a strengthening U.S. economy and federal tax reform. The final nine months of 2017 were the strongest three consecutive quarters of economic growth in more than 12 years. Key economic drivers included an increase in manufacturing activity and the lowest unemployment rate since December 2000.

In December 2017, the U.S. government passed federal tax reform legislation that included a steep reduction in corporate tax rates and a modest decrease in individual tax rates. The tax reform improved investors’ expectations for capital spending and economic growth, but it also raised concerns about federal budget deficits and higher inflation.

The annual consumer inflation rate remained near the 2% level targeted by the U.S. Federal Reserve Bank (“Fed”). However, signs of increasing inflation emerged late in the reporting period, including a sharp rise in energy prices and higher prices at the producer level. Inflation is typically measured in terms of both final (consumer) and intermediate (producer) goods; the Fed targets inflation in final goods.

In this environment, the Fed raised its short-term interest rate target three times during the reporting period to its highest level since October 2008. The Fed also began to reduce the amount of U.S. Treasury bonds and mortgage-backed securities on its balance sheet in October 2017. The interest rate increases and balance sheet reduction were part of the Fed’s plan to gradually reverse substantial economic stimulus measures, implemented in response to the 2008 credit crisis, and re-establish more normal monetary policy conditions.

A stronger economy, expectations of rising growth and inflation due to the tax cuts, and the Fed’s interest rate increases led to higher Treasury bond yields and lower bond prices, particularly in the latter half of the reporting period. However, investment-grade and high-yield corporate bonds outperformed Treasury bonds as the difference in yield between corporate and Treasury bonds narrowed during the reporting period.

Corporate securities benefited from strong investor demand for yield, as well as a shift from stocks to bonds by many pension plans and other large institutional investors in a bid to reduce risk. At the same time, supply was comparatively limited; although overall issuance of corporate bonds hit a record high in 2017, net new corporate bond supply, which accounts for maturities and coupon payments of existing bonds, was lower in 2017 than either of the prior two years. In addition, federal tax reform made it less attractive for corporations to issue bonds and less costly to repatriate cash held overseas. Lower-rated and longer-term bonds performed the best across both the investment-grade and high-yield corporate markets, reflecting investor demand for higher-yielding securities.

Corporate credit quality generally improved during the reporting period. Corporate earnings remained strong, which led to a reduction in the corporate debt-to-earnings ratio. This helped default rates on high-yield bonds end 2017 at the lowest level in nearly four years, while credit rating upgrades outpaced downgrades.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

Performance as of February 28, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.87%	2.63%	3.13%	2.87%	2.63%	3.13%
5 Years	3.89%	3.81%	4.37%	21.01%	20.58%	23.87%
10 Years	6.18%	6.02%	6.79%	82.22%	79.46%	92.83%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.60	$2.43	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® USD Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2018, the total return for the Fund was 2.87%, net of fees, while the total return for the Index was 3.13%.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments [1]

Communications	24.36%
Consumer Non-Cyclical	17.26
Energy	13.69
Consumer Cyclical	12.94
Financial	9.39
Industrial	7.94
Technology	6.10
Basic Materials	5.03
Utilities	3.29

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/28/18

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Baa	0.92%
Ba	44.86
B	40.38
Caa	12.58
Ca	0.30
C	0.01
Not Rated	0.95

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

Performance as of February 28, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.06%	1.88%	2.22%	2.06%	1.88%	2.22%
5 Years	2.94%	2.88%	3.15%	15.57%	15.26%	16.80%
10 Years	5.33%	5.23%	5.69%	68.16%	66.50%	73.94%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$979.60	$0.74	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

The iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the Markit iBoxx® USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2018, the total return for the Fund was 2.06%, net of fees, while the total return for the Index was 2.22%.

ALLOCATION BY SECTOR

As of 2/28/18

Sector	Percentage of Total Investments [1]
Financial	33.52%
Consumer Non-Cyclical	18.96
Communications	13.36
Energy	10.22
Technology	10.20
Consumer Cyclical	5.28
Industrial	4.28
Utilities	2.26
Basic Materials	1.92

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/28/18

Moody’s Credit Rating [2]	Percentage of Total Investments [1]
Aaa	3.29%
Aa	8.09
A	42.47
Baa	42.97
Ba	2.76
Not Rated	0.42

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance
Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.41%

ADVERTISING — 0.36%
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[a]	$8,605	$8,787,857
5.38%, 01/15/24 (Call 01/15/19)[a]	7,711	7,951,969
5.75%, 02/01/26 (Call 02/01/21)[a]	5,753	5,955,553
5.88%, 02/01/22 (Call 03/19/18)[a]	9,231	9,417,928
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 04/02/18)[a]	8,669	8,874,889
5.63%, 02/15/24 (Call 02/15/19)	7,744	7,840,800
5.88%, 03/15/25 (Call 09/15/19)[a]	6,245	6,338,675

		55,167,671
AEROSPACE & DEFENSE — 1.25%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)[a]	20,588	21,250,334
5.40%, 04/15/21 (Call 01/15/21)	21,794	22,615,634
5.72%, 02/23/19	5,041	5,204,833
5.87%, 02/23/22[a]	9,913	10,477,545
6.15%, 08/15/20[a]	22,495	23,810,957
KLX Inc.
5.88%, 12/01/22 (Call 04/02/18)[a,b]	19,302	19,904,182
TransDigm Inc.
5.50%, 10/15/20 (Call 04/02/18)[a]	7,948	8,017,545
6.00%, 07/15/22 (Call 04/02/18)[a]	18,232	18,665,010
6.38%, 06/15/26 (Call 06/15/21)[a]	17,665	18,052,159
6.50%, 07/15/24 (Call 07/15/19)[a]	21,967	22,624,953
6.50%, 05/15/25 (Call 05/15/20)[a]	11,622	11,912,550

Security	Principal (000s)	Value
Triumph Group Inc.
7.75%, 08/15/25 (Call 08/15/20)	$8,721	$9,026,235

		191,561,937
AIRLINES — 0.22%
Air Canada
7.75%, 04/15/21[a,b]	6,145	6,764,389
American Airlines Group Inc.
4.63%, 03/01/20[b]	7,520	7,595,200
5.50%, 10/01/19[b]	11,436	11,689,943
United Continental Holdings Inc.
4.25%, 10/01/22[a]	7,784	7,782,784

		33,832,316
APPAREL — 0.21%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)[a,b]	16,487	16,365,408
4.88%, 05/15/26 (Call 02/15/26)[a,b]	15,935	15,656,138

		32,021,546
AUTO MANUFACTURERS — 0.89%
Fiat Chrysler Automobiles NV
4.50%, 04/15/20[a]	24,900	25,169,652
5.25%, 04/15/23[a]	25,705	26,456,293
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a,b]	8,445	8,337,749
4.13%, 12/15/18[a,b]	1,371	1,376,762
4.25%, 11/15/19[a,b]	6,922	6,960,648
4.50%, 10/01/27 (Call 07/01/27)[b]	8,367	7,980,026
5.63%, 02/01/23 (Call 04/02/18)[a,b]	9,272	9,454,129
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)[a,b]	19,356	19,892,806
Tesla Inc.
5.30%, 08/15/25 (Call 08/15/20)[a,b]	32,045	30,363,118

		135,991,183

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
AUTO PARTS & EQUIPMENT — 1.07%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)[a,b]	$8,174	$7,999,026
5.00%, 10/01/24 (Call 10/01/19)[a,b]	17,809	18,053,874
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 04/02/18)[a]	6,048	6,134,365
6.25%, 04/01/25 (Call 04/01/20)[a]	14,213	14,676,344
6.50%, 04/01/27 (Call 04/01/22)[a]	8,469	8,748,213
6.63%, 10/15/22 (Call 04/02/18)[a]	8,006	8,246,180
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/20)[a,b]	5,460	5,603,352
Dana Inc.
5.50%, 12/15/24 (Call 12/15/19)[a]	7,405	7,545,731
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)[a]	12,679	12,491,351
5.00%, 05/31/26 (Call 05/31/21)[a]	18,043	18,004,940
5.13%, 11/15/23 (Call 11/15/18)[a]	16,032	16,341,188
ZF North America Capital Inc.
4.00%, 04/29/20[a,b]	9,397	9,536,644
4.50%, 04/29/22[b]	9,291	9,523,958
4.75%, 04/29/25[b]	20,033	20,572,088

		163,477,254
BANKS — 1.76%
BPCE SA
(3 mo. LIBOR US + 12.980%)
12.50%, (Call 09/30/19)[a,b,c,d]	7,428	8,421,495
CIT Group Inc.
3.88%, 02/19/19[a]	13,588	13,668,169

Security	Principal (000s)	Value
5.00%, 08/15/22	$18,336	$18,892,191
5.00%, 08/01/23	11,978	12,333,257
5.38%, 05/15/20	7,634	7,894,510
Deutsche Bank AG
(5 year USD Swap + 2.248%)
4.30%, 05/24/28 (Call 05/24/23)[a,d]	26,195	25,361,245
Deutsche Bank AG/New York NY
(5 year USD ICE Swap + 2.553%)
4.88%, 12/01/32 (Call 12/01/27)[d]	18,501	17,284,054
Fifth Third Bancorp.
(3 mo. LIBOR US + 3.033%) 5.10%, (Call 06/30/23)[a,c,d]	11,300	11,215,250
Royal Bank of Scotland Group PLC
5.13%, 05/28/24[a]	38,573	39,488,981
6.00%, 12/19/23[a]	34,469	36,769,244
6.10%, 06/10/23[a]	16,805	17,948,767
6.13%, 12/15/22	39,802	42,355,927
UniCredit SpA
(5 year USD ICE Swap + 3.703%)
5.86%, 06/19/32 (Call 06/19/27)[a,b,d]	17,194	17,638,259

		269,271,349
BEVERAGES — 0.00%
Cott Holdings Inc.
5.50%, 04/01/25 (Call 04/01/20)[b]	425	423,343

		423,343
BIOTECHNOLOGY — 0.01%
Concordia International Corp.
9.50%, 10/21/22 (Call 12/15/18)[b,e]	9,503	855,270

		855,270
BUILDING MATERIALS — 0.55%
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)[a,b]	271	275,743

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Griffon Corp.
5.25%, 03/01/22 (Call 04/02/18)[a]	$13,370	$13,376,685
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)[b]	16,727	16,099,737
5.00%, 02/15/27 (Call 02/15/22)[b]	9,095	8,998,366
5.38%, 11/15/24 (Call 11/15/19)[a,b]	17,468	17,861,030
5.50%, 02/15/23 (Call 02/15/19)[a,b]	8,064	8,300,492
6.00%, 10/15/25 (Call 10/15/20)[a,b]	18,745	19,705,681

		84,617,734
CHEMICALS — 1.95%
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)[a]	18,527	18,851,222
Blue Cube Spinco Inc.
9.75%, 10/15/23 (Call 10/15/20)[a]	12,556	14,550,246
10.00%, 10/15/25 (Call 10/15/20)[a]	7,977	9,512,573
CF Industries Inc.
3.45%, 06/01/23[a]	12,153	11,757,314
7.13%, 05/01/20	8,603	9,180,980
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)[a]	9,194	9,216,985
6.63%, 05/15/23 (Call 05/15/18)	19,801	20,768,067
7.00%, 05/15/25 (Call 05/15/20)[a]	12,016	12,935,687
Hexion Inc.
6.63%, 04/15/20 (Call 04/02/18)[a]	24,786	23,195,168
10.38%, 02/01/22 (Call 02/01/19)[b]	10,314	10,067,059
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 04/02/18)[a]	10,065	8,096,034

Security	Principal (000s)	Value
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	$9,797	$10,054,171
5.13%, 11/15/22 (Call 08/15/22)	6,379	6,571,095
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)[a,b]	19,945	19,695,687
5.00%, 05/01/25 (Call 01/31/25)[a,b]	8,368	8,272,553
5.25%, 08/01/23 (Call 08/01/18)[a,b]	6,980	7,103,557
5.25%, 06/01/27 (Call 03/03/27)[a,b]	17,539	17,039,081
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	9,232	8,915,804
5.13%, 09/15/27 (Call 03/15/22)	7,626	7,537,928
Platform Specialty Products Corp.
5.88%, 12/01/25 (Call 12/01/20)[a,b]	14,341	14,247,274
6.50%, 02/01/22 (Call 04/02/18)[a,b]	17,207	17,680,192
Tronox Finance LLC
7.50%, 03/15/22 (Call 04/02/18)[b]	14,245	14,751,793
Tronox Finance PLC
5.75%, 10/01/25 (Call 10/01/20)[a,b]	6,606	6,566,175
WR Grace & Co.-Conn
5.13%, 10/01/21[a,b]	10,449	10,814,715

		297,381,360
COAL — 0.15%
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[b]	16,806	7,562,700
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)[b]	6,900	7,084,959
6.38%, 03/31/25 (Call 03/31/20)[a,b]	7,352	7,643,782

		22,291,441

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 3.43%
ADT Corp. (The)
3.50%, 07/15/22	$17,920	$17,116,801
4.13%, 06/15/23	13,581	13,232,733
6.25%, 10/15/21	16,547	17,612,213
APX Group Inc.
6.38%, 12/01/19 (Call 04/02/18)[a]	317	321,755
7.63%, 09/01/23 (Call 09/01/19)[a]	9,060	9,610,207
7.88%, 12/01/22 (Call 12/01/18)	14,646	15,451,530
8.75%, 12/01/20 (Call 04/02/18)	14,350	14,507,408
Ashtead Capital Inc.
4.13%, 08/15/25 (Call 08/15/20)[a,b]	11,307	11,052,592
4.38%, 08/15/27 (Call 08/15/22)[a,b]	8,483	8,218,530
5.63%, 10/01/24 (Call 10/01/19)[a,b]	9,716	10,138,218
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 04/02/18)[a,b]	6,263	6,262,511
5.50%, 04/01/23 (Call 04/02/18)[a]	12,140	12,087,334
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)[a,b]	14,159	12,243,405
5.88%, 10/15/20 (Call 04/02/18)[a]	10,563	10,479,678
6.25%, 10/15/22 (Call 04/02/18)[a]	7,372	6,977,368
7.38%, 01/15/21 (Call 04/02/18)[a]	7,550	7,510,362
7.63%, 06/01/22 (Call 06/01/19)[a,b]	21,957	22,573,818
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[a,b]	19,716	19,863,870

Security	Principal (000s)	Value
Nielsen Co. Luxembourg Sarl (The)
5.00%, 02/01/25 (Call 02/01/20)[a,b]	$9,593	$9,576,612
5.50%, 10/01/21 (Call 04/02/18)[a,b]	9,618	9,834,405
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 04/02/18)[a]	12,099	12,137,314
5.00%, 04/15/22 (Call 04/02/18)[a,b]	39,483	39,927,184
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[a,b]	57,138	62,208,997
RR Donnelley & Sons Co.
6.00%, 04/01/24[a]	362	350,688
7.88%, 03/15/21	6,316	6,587,062
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)[a]	9,524	9,283,505
5.38%, 01/15/22 (Call 04/02/18)[a]	6,482	6,590,573
5.38%, 05/15/24 (Call 05/15/19)[a]	14,016	14,471,520
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[a,b]	13,698	13,458,285
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)[a]	16,753	17,129,942
4.63%, 10/15/25 (Call 10/15/20)[a]	12,999	12,664,208
4.88%, 01/15/28 (Call 01/15/23)[a]	29,054	28,297,678
5.50%, 07/15/25 (Call 07/15/20)[a]	13,921	14,356,031
5.50%, 05/15/27 (Call 05/15/22)	19,811	20,219,941

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.75%, 11/15/24 (Call 05/15/19)[a]	$14,997	$15,507,648
5.88%, 09/15/26 (Call 09/15/21)[a]	15,851	16,610,203

		524,472,129
COMPUTERS — 1.63%
Dell Inc.
4.63%, 04/01/21[a]	5,754	5,790,721
5.88%, 06/15/19[a]	8,858	9,095,217
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/15/18)[a,b]	28,324	29,067,505
7.13%, 06/15/24 (Call 06/15/19)[a,b]	27,466	29,643,230
EMC Corp.
2.65%, 06/01/20	32,567	31,646,982
3.38%, 06/01/23 (Call 03/01/23)	16,956	15,557,130
Exela Intermediate LLC/Exela Finance Inc.
10.00%, 07/15/23 (Call 07/15/20)[a,b]	18,595	18,525,269
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 02/15/19)[a,b]	15,725	16,295,031
9.25%, 03/01/21 (Call 04/02/18)[a,b]	11,006	11,391,210
Leidos Holdings Inc.
4.45%, 12/01/20 (Call 09/01/20)[a]	6,649	6,807,978
NCR Corp.
4.63%, 02/15/21 (Call 04/02/18)[a]	7,835	7,780,435
5.00%, 07/15/22 (Call 04/02/18)[a]	9,292	9,321,867
5.88%, 12/15/21 (Call 04/02/18)[a]	5,779	5,899,740
6.38%, 12/15/23 (Call 12/15/18)[a]	10,831	11,264,240
West Corp.
8.50%, 10/15/25 (Call 10/15/20)[a,b]	18,623	18,064,310

Security	Principal (000s)	Value
Western Digital Corp.
4.75%, 02/15/26 (Call 11/15/25)[a]	$22,119	$22,312,541

		248,463,406
COSMETICS & PERSONAL CARE — 0.38%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[a,b]	8,361	8,622,281
Avon Products Inc.
6.60%, 03/15/20[a]	6,997	7,012,743
7.00%, 03/15/23[a]	7,794	7,068,184
Edgewell Personal Care Co.
4.70%, 05/19/21[a]	9,632	9,660,094
4.70%, 05/24/22[a]	9,031	9,031,000
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 04/02/18)[a,b]	9,803	9,775,769
5.00%, 07/01/25 (Call 07/01/20)[a,b]	7,172	7,010,630

		58,180,701
DISTRIBUTION & WHOLESALE — 0.12%
HD Supply Inc.
5.75%, 04/15/24 (Call 04/15/19)[a,b]	16,892	17,710,206

		17,710,206
DIVERSIFIED FINANCIAL SERVICES — 3.96%
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)[a]	10,210	10,031,697
4.63%, 12/15/18[a]	201	202,720
5.00%, 04/01/23[a]	9,091	9,385,457
5.13%, 03/15/21[a]	7,140	7,344,000
5.50%, 02/15/22	7,913	8,248,412
6.25%, 12/01/19[a]	7,228	7,526,155
Ally Financial Inc.
3.50%, 01/27/19[a]	222	222,788
3.75%, 11/18/19[a]	11,385	11,447,617
4.13%, 03/30/20[a]	11,099	11,209,990
4.13%, 02/13/22[a]	9,896	9,905,719
4.25%, 04/15/21[a]	8,552	8,626,744
4.63%, 05/19/22[a]	5,880	5,978,000
4.63%, 03/30/25[a]	7,790	7,827,559

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.13%, 09/30/24[a]	$13,330	$13,817,058
5.75%, 11/20/25 (Call 10/20/25)[a]	17,819	18,652,038
7.50%, 09/15/20[a]	11,060	12,032,359
8.00%, 12/31/18[a]	9	9,341
8.00%, 03/15/20[a]	22,731	24,630,509
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 04/02/18)[a]	23,596	23,654,990
6.00%, 08/01/20 (Call 04/02/18)[a]	28,119	28,593,148
6.25%, 02/01/22 (Call 02/01/19)[a]	15,629	15,863,435
6.38%, 12/15/25 (Call 12/15/20)[a]	13,006	13,030,922
6.75%, 02/01/24 (Call 02/01/20)[a]	7,924	8,073,401
Intelsat Connect Finance SA
12.50%, 04/01/22 (Call 06/01/18)[b]	12,614	10,185,805
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 04/02/18)[a,b]	7,163	7,185,384
7.25%, 08/15/24 (Call 08/15/20)[a,b]	7,550	7,673,173
7.38%, 04/01/20 (Call 04/02/18)[a,b]	8,631	8,671,031
7.50%, 04/15/21 (Call 04/02/18)[a,b]	6,154	6,330,928
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)[a,b]	7,460	7,479,471
5.25%, 10/01/25 (Call 10/01/20)[b]	8,154	7,922,352
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 04/02/18)[a]	9,034	9,215,583
7.88%, 10/01/20 (Call 04/02/18)	5,630	5,774,269

Security	Principal (000s)	Value
Navient Corp.
4.88%, 06/17/19[a]	$15,898	$16,054,198
5.00%, 10/26/20[a]	6,954	7,001,441
5.50%, 01/25/23[a]	16,227	16,076,813
5.88%, 03/25/21[a]	9,371	9,625,618
5.88%, 10/25/24[a]	9,714	9,612,445
6.13%, 03/25/24[a]	14,550	14,687,706
6.50%, 06/15/22	15,574	16,213,183
6.63%, 07/26/21	13,549	14,141,769
6.75%, 06/25/25[a]	9,200	9,450,010
7.25%, 01/25/22[a]	13,078	13,965,200
7.25%, 09/25/23[a]	11,198	11,883,478
8.00%, 03/25/20[a]	25,424	27,235,460
8.45%, 06/15/18[a]	189	191,454
OneMain Financial Holdings LLC
7.25%, 12/15/21 (Call 04/02/18)[b]	428	442,552
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)[a,b]	18,689	18,034,885
5.75%, 05/01/25 (Call 05/01/20)[a,b]	21,090	21,218,297
Springleaf Finance Corp.
5.25%, 12/15/19[a]	10,699	10,892,346
5.63%, 03/15/23[a]	14,451	14,306,490
6.13%, 05/15/22[a]	16,934	17,349,791
7.75%, 10/01/21[a]	11,710	12,746,452
8.25%, 12/15/20[a]	15,915	17,331,121

		605,212,764
ELECTRIC — 2.78%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)[a]	12,432	12,560,464
5.13%, 09/01/27 (Call 09/01/22)[a]	10,108	10,246,985
5.50%, 03/15/24 (Call 03/15/19)	12,860	13,144,857
5.50%, 04/15/25 (Call 04/15/20)[a]	8,866	9,087,650
6.00%, 05/15/26 (Call 05/15/21)	10,154	10,663,973

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
7.38%, 07/01/21 (Call 06/01/21)	$11,286	$12,379,155
8.00%, 06/01/20	204	223,380
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)[a,b]	21,400	20,799,668
5.38%, 01/15/23 (Call 10/15/18)[a]	19,756	19,254,075
5.50%, 02/01/24 (Call 02/01/19)[a]	10,201	9,561,313
5.75%, 01/15/25 (Call 10/15/19)[a]	27,455	25,694,327
5.88%, 01/15/24 (Call 11/01/18)[a,b]	7,610	7,743,907
6.00%, 01/15/22 (Call 04/02/18)[a,b]	11,833	12,202,781
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)[a]	12,277	13,366,584
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	9,452	9,688,300
7.38%, 11/01/22 (Call 11/01/18)[a]	31,442	33,134,815
7.63%, 11/01/24 (Call 11/01/19)	21,489	23,091,194
8.00%, 01/15/25 (Call 01/15/20)[b]	12,849	13,938,758
8.13%, 01/30/26 (Call 07/30/20)[a,b]	16,047	17,581,494
Enel SpA
(5 year USD Swap + 5.880%)
8.75%, 09/24/73 (Call 09/24/23)[b,d]	1,407	1,692,621
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)[a]	6,022	6,008,526
3.70%, 09/01/24 (Call 07/01/24)	6,728	6,570,632
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)[a,b]	9,349	9,195,780

Security	Principal (000s)	Value
4.50%, 09/15/27 (Call 06/15/27)[a,b]	$9,696	$9,289,307
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)[a,b]	14,953	14,708,846
6.25%, 07/15/22 (Call 07/15/18)[a]	15,577	16,110,028
6.25%, 05/01/24 (Call 05/01/19)	11,932	12,344,648
6.63%, 01/15/27 (Call 07/15/21)[a]	22,403	23,131,098
7.25%, 05/15/26 (Call 05/15/21)[a]	16,361	17,409,740
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)[a]	9,291	8,501,265
6.50%, 06/01/25 (Call 06/01/20)[a]	12,312	9,516,150
9.50%, 07/15/22 (Call 07/15/20)[a,b]	6,062	6,062,000
10.50%, 01/15/26 (Call 01/15/22)[b]	11,006	10,318,125

		425,222,446
ELECTRONICS — 0.00%
Ingram Micro Inc.
5.45%, 12/15/24 (Call 09/15/24)[a]	345	341,759

		341,759
ENERGY – ALTERNATE SOURCES — 0.12%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)[b]	7,002	6,841,829
5.00%, 01/31/28 (Call 07/31/27)[b]	11,964	11,650,843

		18,492,672
ENGINEERING & CONSTRUCTION — 0.42%
AECOM
5.13%, 03/15/27 (Call 12/15/26)[a]	16,829	16,256,346
5.75%, 10/15/22 (Call 03/16/18)[a]	13,410	13,997,676

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.88%, 10/15/24 (Call 07/15/24)[a]	$16,163	$16,889,850
Brand Industrial Services Inc.
8.50%, 07/15/25 (Call 07/15/20)[a,b]	16,355	16,820,095

		63,963,967
ENTERTAINMENT — 2.11%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)[a]	9,442	9,149,733
5.88%, 11/15/26 (Call 11/15/21)[a]	10,985	10,614,256
6.13%, 05/15/27 (Call 05/15/22)[a]	8,328	8,082,446
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 10/15/20)[a,b]	29,868	29,195,970
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)[a]	15,638	15,559,810
5.13%, 12/15/22 (Call 04/02/18)[a]	5,721	5,811,821
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)[a]	15,660	16,095,788
GLP Capital LP/GLP Financing II Inc.
4.38%, 04/15/21	5,330	5,367,957
4.88%, 11/01/20 (Call 08/01/20)[a]	15,710	16,063,475
5.38%, 11/01/23 (Call 08/01/23)	10,441	10,897,794
5.38%, 04/15/26	17,548	18,094,808
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a,b]	10,948	11,309,284
6.25%, 02/15/22 (Call 08/15/21)[a,b]	26,367	27,822,271
6.50%, 02/15/25 (Call 08/15/24)[a,b]	18,840	20,277,935

Security	Principal (000s)	Value
Regal Entertainment Group
5.75%, 03/15/22 (Call 04/02/18)[a]	$11,594	$11,909,523
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)[a,b]	15,041	14,871,789
7.00%, 01/01/22 (Call 03/02/18)[b]	14,779	15,554,898
10.00%, 12/01/22 (Call 12/01/18)[a]	36,606	39,797,128
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)[b]	16,958	16,925,196
5.50%, 04/15/27 (Call 04/15/22)[a,b]	8,269	8,292,939
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/02/18)[a,b]	10,276	10,661,350

		322,356,171
ENVIRONMENTAL CONTROL — 0.29%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 04/02/18)[a]	12,466	12,528,330
5.25%, 08/01/20 (Call 04/02/18)[a]	5,827	5,848,851
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[a]	7,281	7,332,877
5.88%, 07/01/25 (Call 07/01/20)	6,678	6,686,348
6.38%, 10/01/22 (Call 04/02/18)[a]	5,368	5,479,020
GFL Environmental Inc.
5.38%, 03/01/23 (Call 03/01/20)[b]	6,987	6,978,266

		44,853,692
FOOD — 1.54%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
5.75%, 03/15/25 (Call 09/15/19)[a]	21,558	18,755,460

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
6.63%, 06/15/24 (Call 06/15/19)[a]	$22,221	$20,469,707
B&G Foods Inc.
4.63%, 06/01/21 (Call 04/02/18)[a]	11,409	11,363,047
5.25%, 04/01/25 (Call 04/01/20)[a]	16,882	16,248,925
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)[a,b]	15,554	15,690,098
4.88%, 11/01/26 (Call 11/01/21)[a,b]	14,570	14,570,000
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[a,b]	14,635	14,561,825
5.88%, 09/30/27 (Call 09/30/22)[a,b]	13,940	13,553,862
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)[a,b]	31,629	30,038,061
5.50%, 03/01/25 (Call 03/01/20)[a,b]	16,551	16,629,321
5.63%, 01/15/28 (Call 12/01/22)[a,b]	17,879	17,446,082
5.75%, 03/01/27 (Call 03/01/22)[a,b]	25,385	25,112,111
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 04/02/18)[a]	5,681	5,659,696
6.00%, 02/15/24 (Call 02/15/19)[a,b]	14,448	14,755,020

		234,853,215
FOOD SERVICE — 0.39%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)[a]	9,760	9,632,876
5.00%, 04/01/25 (Call 04/01/20)[b]	11,353	11,423,048
5.00%, 02/01/28 (Call 02/01/23)[b]	19,052	18,980,555
5.13%, 01/15/24 (Call 01/15/19)	19,035	19,401,355

		59,437,834

Security	Principal (000s)	Value
GAS — 0.42%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	$13,408	$13,273,920
5.63%, 05/20/24 (Call 03/20/24)[a]	12,176	12,230,653
5.75%, 05/20/27 (Call 02/20/27)[a]	9,164	9,049,450
5.88%, 08/20/26 (Call 05/20/26)[a]	11,064	11,050,170
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)[a]	8,028	7,726,244
7.50%, 11/01/23 (Call 11/01/19)	10,093	10,152,139

		63,482,576
HEALTH CARE – PRODUCTS — 1.32%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)[a,b]	26,809	26,809,000
9.00%, 10/01/25 (Call 10/01/20)[a,b]	35,041	35,128,017
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a,b]	17,852	17,316,440
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)[a,b]	14,272	13,933,040
4.63%, 02/01/28 (Call 02/01/23)[b]	6,844	6,607,169
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 03/16/18)[a,b]	9,347	9,623,162
12.50%, 11/01/21 (Call 05/01/19)[a,b]	6,670	7,518,757
Mallinckrodt International Finance SA
4.75%, 04/15/23[a]	8,676	6,845,698

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/02/18)[a,b]	$11,403	$11,103,671
5.50%, 04/15/25 (Call 04/15/20)[a,b]	12,268	9,850,342
5.63%, 10/15/23 (Call 10/15/18)[a,b]	12,970	10,894,800
5.75%, 08/01/22 (Call 04/02/18)[a,b]	13,906	12,313,130
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/22 (Call 04/02/18)[a,b]	23,364	23,217,975
Teleflex Inc.
4.63%, 11/15/27 (Call 11/15/22)[a]	11,380	11,089,404

		202,250,605
HEALTH CARE – SERVICES — 7.41%
Acadia Healthcare Co. Inc.
5.63%, 02/15/23 (Call 04/02/18)[a]	11,603	11,904,098
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	16,121	16,386,173
4.75%, 01/15/25 (Call 01/15/20)[a]	23,421	23,327,848
5.63%, 02/15/21 (Call 04/02/18)[a]	24,009	24,649,601
6.13%, 02/15/24 (Call 02/15/19)[a]	16,035	16,809,250
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 04/02/18)[a]	17,946	16,569,495
6.25%, 03/31/23 (Call 03/31/20)	54,949	49,742,203
6.88%, 02/01/22 (Call 04/02/18)[a]	49,275	32,028,750
7.13%, 07/15/20 (Call 04/02/18)[a]	20,078	16,954,365
8.00%, 11/15/19 (Call 04/02/18)[a]	32,897	30,993,810

Security	Principal (000s)	Value
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)[a]	$27,102	$26,550,282
5.13%, 07/15/24 (Call 07/15/19)[a]	32,633	32,337,169
5.75%, 08/15/22 (Call 04/02/18)[a]	20,962	21,523,019
Encompass Health Corp.
5.75%, 11/01/24 (Call 04/02/18)[a]	20,955	21,125,259
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 04/02/18)[a,b]	13,167	13,247,922
5.63%, 07/15/22 (Call 04/02/18)[a]	16,879	17,168,053
6.25%, 12/01/24 (Call 12/01/19)[a,b]	8,537	8,947,823
HCA Healthcare Inc.
6.25%, 02/15/21[a]	16,241	17,113,954
HCA Inc.
3.75%, 03/15/19[a]	23,675	23,823,679
4.25%, 10/15/19[a]	8,858	8,966,352
4.50%, 02/15/27 (Call 08/15/26)[a]	19,121	18,617,580
4.75%, 05/01/23[a]	19,696	20,040,680
5.00%, 03/15/24[a]	33,066	33,689,936
5.25%, 04/15/25[a]	22,143	22,755,190
5.25%, 06/15/26 (Call 12/15/25)[a]	23,610	24,155,981
5.38%, 02/01/25[a]	44,863	45,648,102
5.88%, 03/15/22[a]	25,996	27,602,217
5.88%, 05/01/23[a]	24,573	25,859,964
5.88%, 02/15/26 (Call 08/15/25)[a]	25,771	26,710,567
6.50%, 02/15/20	49,951	52,579,117
7.50%, 02/15/22	33,772	37,444,705
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/02/18)	9,087	9,215,808
8.00%, 01/15/20	11,339	12,114,007
8.75%, 01/15/23 (Call 04/02/18)[a]	9,444	10,029,389

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)[a]	$8,163	$7,903,938
5.50%, 12/01/21 (Call 04/02/18)[a]	17,539	17,678,765
5.88%, 12/01/23 (Call 12/01/18)[a]	9,751	9,745,442
Molina Healthcare Inc.
5.38%, 11/15/22 (Call 08/15/22)	12,125	12,140,156
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (Call 06/01/19)[a,b]	28,257	29,650,584
Tenet Healthcare Corp.
4.38%, 10/01/21[a]	17,767	17,678,165
4.50%, 04/01/21[a]	14,531	14,495,537
4.63%, 07/15/24 (Call 07/15/20)[b]	34,454	33,032,772
4.75%, 06/01/20	7,026	7,115,581
5.13%, 05/01/25 (Call 05/01/20)[a,b]	24,770	24,034,641
5.50%, 03/01/19[a]	7,229	7,330,042
6.00%, 10/01/20[a]	30,485	31,761,255
6.75%, 06/15/23[a]	31,573	31,484,201
7.00%, 08/01/25 (Call 08/01/20)[a,b]	7,606	7,586,985
7.50%, 01/01/22 (Call 01/01/19)[a,b]	11,279	11,921,198
8.13%, 04/01/22[a]	46,370	48,919,423
WellCare Health Plans Inc.
5.25%, 04/01/25 (Call 04/01/20)[a]	21,706	21,924,241

		1,131,035,274
HOLDING COMPANIES – DIVERSIFIED — 0.07%
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)[a]	10,042	10,562,745

		10,562,745
HOME BUILDERS — 1.67%
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)[a]	7,371	7,015,226

Security	Principal (000s)	Value
8.75%, 03/15/22 (Call 03/15/19)[a]	$8,445	$9,099,487
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 04/02/18)[a,b]	8,930	9,086,275
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 04/02/18)[a,b]	7,535	7,764,190
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)[b]	8,565	9,346,556
10.50%, 07/15/24 (Call 07/15/20)[a,b]	8,385	9,186,816
KB Home
4.75%, 05/15/19 (Call 02/15/19)[a]	5,287	5,339,870
7.00%, 12/15/21 (Call 09/15/21)[a]	7,890	8,514,625
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)[a]	9,158	9,066,420
4.50%, 06/15/19 (Call 04/16/19)[a]	6,914	6,993,777
4.50%, 11/15/19 (Call 08/15/19)[a]	8,691	8,788,774
4.50%, 04/30/24 (Call 01/31/24)[a]	10,190	10,122,066
4.75%, 04/01/21 (Call 02/01/21)[a]	7,562	7,703,788
4.75%, 11/15/22 (Call 08/15/22)	9,009	9,104,345
4.75%, 05/30/25 (Call 02/28/25)	7,882	7,852,443
4.75%, 11/29/27 (Call 05/29/27)[b]	14,749	14,306,530
4.88%, 12/15/23 (Call 09/15/23)[a]	5,989	6,070,788
5.25%, 06/01/26 (Call 12/01/25)[a,b]	6,740	6,874,800

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.88%, 11/15/24 (Call 05/15/24)[b]	$7,337	$7,832,248
8.38%, 05/15/18[b]	286	288,860
8.38%, 01/15/21[a,b]	7,239	8,075,105
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	9,808	9,911,738
5.00%, 01/15/27 (Call 10/15/26)[a]	12,427	12,293,668
5.50%, 03/01/26 (Call 12/01/25)[a]	11,839	12,037,858
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.25%, 04/15/21 (Call 04/02/18)[a,b]	8,379	8,454,221
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	1,264	1,188,818
4.38%, 04/15/23 (Call 01/15/23)[a]	7,426	7,441,250
4.88%, 03/15/27 (Call 12/15/26)[a]	9,753	9,704,235
5.88%, 02/15/22 (Call 11/15/21)[a]	8,809	9,345,193
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19[a]	7,076	7,085,828
5.88%, 06/15/24[a]	8,332	8,568,879

		254,464,677
HOME FURNISHINGS — 0.11%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)[a]	10,731	10,570,035
5.63%, 10/15/23 (Call 10/15/18)	6,527	6,571,601

		17,141,636
HOUSEHOLD PRODUCTS & WARES — 0.28%
Kronos Acquisition Holdings Inc.
9.00%, 08/15/23 (Call 08/15/18)[a,b]	15,332	14,850,480

Security	Principal (000s)	Value
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)[a]	$19,273	$19,935,509
6.63%, 11/15/22 (Call 04/02/18)[a]	8,255	8,546,505

		43,332,494
INSURANCE — 0.46%
Genworth Holdings Inc.
4.80%, 02/15/24[a]	9,221	7,883,955
4.90%, 08/15/23	5,136	4,407,330
7.20%, 02/15/21	364	355,037
7.63%, 09/24/21	10,327	10,120,460
7.70%, 06/15/20	5,757	5,752,572
HUB International Ltd.
7.88%, 10/01/21 (Call 04/02/18)[b]	20,456	21,063,287
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)[a]	7,851	7,833,728
Voya Financial Inc.
(3 mo. LIBOR US + 3.580%)
5.65%, 05/15/53 (Call 05/15/23)[a,d]	12,375	12,777,187

		70,193,556
INTERNET — 1.48%
Netflix Inc.
4.38%, 11/15/26[a]	15,932	15,294,720
4.88%, 04/15/28[a,b]	28,502	27,942,529
5.38%, 02/01/21[a]	8,461	8,785,338
5.50%, 02/15/22	11,183	11,631,873
5.75%, 03/01/24	6,003	6,314,747
5.88%, 02/15/25	13,885	14,671,030
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)[a]	6,806	6,803,676
4.20%, 09/15/20 [a]	10,148	10,354,318
5.00%, 04/15/25 (Call 04/15/20)[a,b]	19,354	19,668,502
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)[a]	11,536	11,665,780
4.75%, 07/15/27 (Call 07/15/22)[a]	10,673	10,406,175

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.25%, 04/01/25 (Call 01/01/25)[a]	$10,550	$10,815,399
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)[b]	29,008	29,153,040
6.00%, 04/01/23 (Call 04/02/18)[a]	25,720	26,703,255
6.38%, 05/15/25 (Call 05/15/20)[a]	14,884	15,516,570

		225,726,952
IRON & STEEL — 1.13%
AK Steel Corp.
7.00%, 03/15/27 (Call 03/15/22)[a]	7,007	7,115,937
7.63%, 10/01/21 (Call 04/02/18)[a]	6,269	6,472,743
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)[a]	6,988	7,135,767
7.88%, 08/15/23 (Call 05/15/23)[a]	8,045	8,764,740
ArcelorMittal
5.50%, 08/05/20[a]	10,914	11,391,488
5.75%, 03/01/21	13,185	13,888,749
6.13%, 06/01/25[a]	10,385	11,441,551
6.50%, 02/25/22	11,279	12,252,547
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)[b]	7,034	6,886,803
5.75%, 03/01/25 (Call 03/01/20)[a,b]	18,980	18,283,276
Steel Dynamics Inc.
5.00%, 12/15/26 (Call 12/15/21)[a]	7,906	8,033,484
5.13%, 10/01/21 (Call 04/02/18)[a]	10,281	10,442,559
5.25%, 04/15/23 (Call 04/15/18)	5,989	6,097,839
5.50%, 10/01/24 (Call 10/01/19)[a]	8,208	8,503,488
U.S. Steel Corp.
6.88%, 08/15/25 (Call 08/15/20)[a]	14,781	15,497,828

Security	Principal (000s)	Value
7.38%, 04/01/20[a]	$5,928	$6,336,921
8.38%, 07/01/21 (Call 07/01/18)[b]	12,677	13,636,293

		172,182,013
LEISURE TIME — 0.18%
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)[a,b]	7,452	7,507,890
5.38%, 04/15/23 (Call 04/15/18)[a,b]	8,026	8,086,195
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)[b]	5,443	5,306,925
VOC Escrow Ltd.
5.00%, 02/15/28 (Call 02/15/23)[b]	6,045	5,886,319

		26,787,329
LODGING — 1.79%
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)[a]	14,311	15,049,943
6.88%, 05/15/23 (Call 05/15/18)[a]	11,526	12,150,325
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)[b]	8,240	8,900,986
10.75%, 09/01/24 (Call 09/01/19)[b]	9,730	10,569,212
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)[a]	17,804	17,494,210
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)[a]	16,310	16,391,550
4.88%, 04/01/27 (Call 04/01/22)	12,342	12,318,859
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21 (Call 11/15/18)[a,b]	14,365	14,899,183

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	$8,650	$8,437,147
5.25%, 03/31/20[a]	7,468	7,684,572
6.00%, 03/15/23	22,426	23,824,120
6.63%, 12/15/21[a]	20,474	22,123,181
6.75%, 10/01/20[a]	16,470	17,561,137
7.75%, 03/15/22[a]	16,237	18,163,791
8.63%, 02/01/19	10,464	10,974,120
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	8,718	8,789,154
5.25%, 05/15/27 (Call 02/15/27)[a,b]	15,309	15,080,838
5.50%, 03/01/25 (Call 12/01/24)[b]	32,331	32,694,724

		273,107,052
MACHINERY — 0.31%
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 03/15/24 (Call 03/15/20)[a,b]	18,920	20,480,900
CNH Industrial NV
4.50%, 08/15/23	11,751	12,004,099
Vertiv Group Corp.
9.25%, 10/15/24 (Call 10/15/19)[a,b]	13,723	14,529,226

		47,014,225
MANUFACTURING — 0.98%
Bombardier Inc.
5.75%, 03/15/22[b]	7,322	7,278,783
6.00%, 10/15/22 (Call 04/02/18)[a,b]	20,534	20,482,665
6.13%, 01/15/23[a,b]	23,007	23,064,517
7.50%, 12/01/24 (Call 12/01/20)[a,b]	18,337	19,081,941
7.50%, 03/15/25 (Call 03/15/20)[a,b]	26,435	27,087,849
7.75%, 03/15/20[a,b]	13,737	14,679,077
8.75%, 12/01/21[a,b]	24,843	27,288,572

Security	Principal (000s)	Value
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 03/16/18)[a,b]	$11,215	$11,411,262

		150,374,666
MEDIA — 12.46%
Altice Financing SA
6.63%, 02/15/23 (Call 04/02/18)[b]	35,928	35,827,833
7.50%, 05/15/26 (Call 05/15/21)[b]	48,589	48,978,426
Altice Finco SA
8.13%, 01/15/24 (Call 12/15/18)[a,b]	5,863	5,987,065
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)[a,b]	24,692	21,780,648
7.75%, 05/15/22 (Call 04/02/18)[a,b]	52,466	49,055,710
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[b]	19,370	19,708,975
5.50%, 05/15/26 (Call 05/15/21)[b]	26,126	25,885,641
AMC Networks Inc.
4.75%, 12/15/22 (Call 04/02/18)	9,872	9,969,980
4.75%, 08/01/25 (Call 08/01/21)[a]	12,252	11,853,810
5.00%, 04/01/24 (Call 04/01/20)[a]	16,088	16,058,749
Cablevision Systems Corp.
5.88%, 09/15/22[a]	10,784	10,818,448
8.00%, 04/15/20[a]	8,552	9,071,133
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)[a,b]	7,555	7,356,681
5.00%, 02/01/28 (Call 08/01/22)[a,b]	43,447	41,124,758
5.13%, 02/15/23 (Call 04/02/18)[a]	17,438	17,743,165
5.13%, 05/01/23 (Call 05/01/18)[a,b]	21,656	22,062,050

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.13%, 05/01/27 (Call 05/01/22)[b]	$54,885	$52,849,864
5.25%, 03/15/21 (Call 04/02/18)[a]	7,206	7,300,579
5.25%, 09/30/22 (Call 04/02/18)[a]	22,377	22,796,569
5.38%, 05/01/25 (Call 05/01/20)[a,b]	14,066	14,094,923
5.50%, 05/01/26 (Call 05/01/21)[b]	26,201	26,170,979
5.75%, 09/01/23 (Call 04/02/18)[a]	7,479	7,631,696
5.75%, 01/15/24 (Call 07/15/18)	15,620	15,939,234
5.75%, 02/15/26 (Call 02/15/21)[b]	41,750	42,324,062
5.88%, 04/01/24 (Call 04/01/19)[a,b]	27,684	28,594,804
5.88%, 05/01/27 (Call 05/01/21)[a,b]	12,056	12,236,840
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 04/02/18)[a,b]	21,282	21,214,470
6.38%, 09/15/20 (Call 04/02/18)[b]	17,263	17,478,787
7.75%, 07/15/25 (Call 07/15/20)[b]	11,044	11,789,470
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 04/02/18)[a]	47,073	48,427,270
Series B
7.63%, 03/15/20 (Call 04/02/18)[a]	33,109	32,892,136
CSC Holdings LLC
5.25%, 06/01/24	13,987	13,451,199
5.38%, 02/01/28 (Call 02/01/23)[b]	16,117	15,704,002
5.50%, 04/15/27 (Call 04/15/22)[a,b]	22,091	21,759,635
6.63%, 10/15/25 (Call 10/15/20)[b]	16,601	17,493,304

Security	Principal (000s)	Value
6.75%, 11/15/21[a]	$16,889	$17,789,332
8.63%, 02/15/19[a]	6,476	6,751,230
10.13%, 01/15/23 (Call 01/15/19)[b]	28,186	31,481,995
10.88%, 10/15/25 (Call 10/15/20)[a,b]	26,223	30,975,919
DISH DBS Corp.
5.00%, 03/15/23[a]	26,339	24,149,571
5.13%, 05/01/20[a]	17,688	17,694,803
5.88%, 07/15/22[a]	34,112	33,109,960
5.88%, 11/15/24[a]	34,697	32,360,289
6.75%, 06/01/21[a]	34,567	35,578,085
7.75%, 07/01/26[a]	36,784	36,278,220
7.88%, 09/01/19[a]	23,052	24,319,860
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)[a,b]	7,914	7,754,929
5.88%, 07/15/26 (Call 07/15/21)[a,b]	11,277	11,150,134
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 04/02/18)[e]	30,084	23,843,920
9.00%, 03/01/21 (Call 04/02/18)[e]	30,440	24,199,800
9.00%, 09/15/22 (Call 04/02/18)[e]	17,715	13,979,349
10.63%, 03/15/23 (Call 04/02/18)[e]	19,578	15,494,356
11.25%, 03/01/21 (Call 04/02/18)[e]	10,911	8,674,245
11.25%, 03/01/21 (Call 04/02/18)[b,e]	11,032	8,274,000
LIN Television Corp.
5.88%, 11/15/22 (Call 03/12/18)	5,842	6,028,546
Meredith Corp.
6.88%, 02/01/26 (Call 02/01/21)[b]	23,977	24,677,639
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/19)[a,b]	15,602	15,661,158
Quebecor Media Inc.
5.75%, 01/15/23[a]	15,333	15,888,821

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
SFR Group SA
6.00%, 05/15/22 (Call 04/03/18)[b]	$68,707	$66,838,170
6.25%, 05/15/24 (Call 05/15/19)[b]	24,037	22,315,576
7.38%, 05/01/26 (Call 05/01/21)[b]	90,033	86,845,328
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)[a,b]	6,320	6,079,614
5.38%, 04/01/21 (Call 03/16/18)[a]	8,665	8,763,466
5.63%, 08/01/24 (Call 08/01/19)[a,b]	13,256	13,436,764
6.13%, 10/01/22 (Call 03/16/18)[a]	7,585	7,797,802
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)[b]	18,251	17,954,421
4.63%, 05/15/23 (Call 05/15/18)[a,b]	7,353	7,334,618
5.00%, 08/01/27 (Call 08/01/22)[b]	27,194	26,457,497
5.38%, 04/15/25 (Call 04/15/20)[b]	17,506	17,746,707
5.38%, 07/15/26 (Call 07/15/21)[a,b]	17,302	17,506,020
6.00%, 07/15/24 (Call 07/15/19)[a,b]	23,600	24,685,968
TEGNA Inc.
5.13%, 10/15/19 (Call 04/02/18)	361	365,964
5.13%, 07/15/20 (Call 04/02/18)[a]	8,848	8,964,130
6.38%, 10/15/23 (Call 10/15/18)[a]	10,061	10,478,811
Telenet Finance Luxembourg Note
5.50%, 03/01/28 (Call 12/01/22)[b]	20,600	19,835,740
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[a]	17,379	17,683,132

Security	Principal (000s)	Value
Unitymedia GmbH
6.13%, 01/15/25 (Call 01/15/20)[a,b]	$14,993	$15,742,650
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 01/15/25 (Call 01/15/20)[a,b]	9,207	9,369,912
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	23,083	21,871,142
5.13%, 02/15/25 (Call 02/15/20)[a,b]	25,017	23,109,454
UPC Holding BV
5.50%, 01/15/28 (Call 10/15/22)[b]	8,530	8,018,200
UPCB Finance IV Ltd.
5.38%, 01/15/25 (Call 01/15/20)[a,b]	19,473	19,326,952
Viacom Inc.
(3 mo. LIBOR US + 3.895%)
5.88%, 02/28/57 (Call 02/28/22)[d]	12,911	13,004,357
(3 mo. LIBOR US + 3.899%)
6.25%, 02/28/57 (Call 02/28/27)[a,d]	9,698	9,940,450
Videotron Ltd.
5.00%, 07/15/22[a]	13,125	13,387,500
5.13%, 04/15/27 (Call 04/15/22)[a,b]	9,926	10,005,904
5.38%, 06/15/24 (Call 03/15/24)[a,b]	9,649	10,011,899
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)[a,b]	6,178	6,073,746
6.00%, 10/15/24 (Call 10/15/19)[a,b]	7,991	8,028,467
6.38%, 04/15/23 (Call 04/15/18)[a,b]	8,503	8,747,461
Virgin Media Secured Finance PLC
5.25%, 01/15/21[a]	7,971	8,236,700
5.25%, 01/15/26 (Call 01/15/20)[a,b]	19,023	18,629,330

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.50%, 01/15/25 (Call 01/15/19)[a,b]	$5,779	$5,807,895
5.50%, 08/15/26 (Call 08/15/21)[a,b]	12,559	12,353,660
Ziggo Bond Finance BV
5.88%, 01/15/25 (Call 01/15/20)[a,b]	6,957	6,692,286
6.00%, 01/15/27 (Call 01/15/22)[a,b]	12,157	11,565,942
Ziggo Secured Finance BV
5.50%, 01/15/27 (Call 01/15/22)[a,b]	34,451	33,029,896

		1,903,592,587
METAL FABRICATE & HARDWARE — 0.32%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[a,b]	28,127	28,408,270
6.25%, 08/15/24 (Call 08/15/19)[a,b]	19,969	20,542,895

		48,951,165
MINING — 1.83%
Alcoa Nederland Holding BV
6.75%, 09/30/24 (Call 09/30/19)[a,b]	13,865	14,881,246
7.00%, 09/30/26 (Call 09/30/21)[a,b]	9,599	10,362,421
Aleris International Inc.
7.88%, 11/01/20 (Call 04/02/18)[a]	8,506	8,418,813
9.50%, 04/01/21 (Call 04/02/18)[b]	13,038	13,647,526
Constellium NV
5.75%, 05/15/24 (Call 05/15/19)[a,b]	7,624	7,680,386
5.88%, 02/15/26 (Call 11/15/20)[a,b]	8,604	8,690,040
6.63%, 03/01/25 (Call 03/01/20)[a,b]	9,852	10,209,135
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)[a,b]	11,559	11,573,449
5.13%, 05/15/24 (Call 02/15/24)[a,b]	11,726	11,697,532

Security	Principal (000s)	Value
Freeport-McMoRan Inc.
3.10%, 03/15/20	$15,995	$15,775,569
3.55%, 03/01/22 (Call 12/01/21)[a]	33,854	32,894,960
3.88%, 03/15/23 (Call 12/15/22)[a]	34,860	33,845,574
4.00%, 11/14/21	9,636	9,570,355
4.55%, 11/14/24 (Call 08/14/24)[a]	15,001	14,700,165
6.75%, 02/01/22 (Call 04/02/18)[a]	3,411	3,516,883
6.88%, 02/15/23 (Call 02/15/20)	11,825	12,717,861
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)[a,b]	8,400	8,137,374
5.13%, 09/01/21 (Call 06/01/21)	8,578	8,856,785
5.95%, 03/15/24 (Call 12/15/23)[a]	7,890	8,421,694
Lundin Mining Corp.
7.88%, 11/01/22 (Call 11/01/18)[b]	147	155,444
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	12,168	11,857,777
4.75%, 01/15/22 (Call 10/15/21)	10,774	10,999,608
8.50%, 06/01/24 (Call 06/01/19)[b]	9,191	10,227,429

		278,838,026
OFFICE & BUSINESS EQUIPMENT — 0.21%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 04/02/18)[a]	7,902	8,004,597
5.00%, 09/01/25 (Call 03/01/20)[a]	11,367	11,431,585
5.50%, 12/01/24 (Call 06/01/24)	11,914	12,390,560

		31,826,742
OIL & GAS — 9.31%
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)[a]	11,522	11,599,552

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.13%, 12/01/22 (Call 04/02/18)[a]	$17,618	$17,807,732
5.38%, 11/01/21 (Call 04/02/18)[a]	15,542	15,878,402
5.63%, 06/01/23 (Call 06/01/18)[a]	12,830	13,135,656
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
10.00%, 04/01/22 (Call 04/01/20)[a,b]	27,288	29,224,397
California Resources Corp.
8.00%, 12/15/22 (Call 12/15/18)[a,b]	39,828	31,563,690
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/02/18)[a]	14,864	14,529,560
11.50%, 01/15/21 (Call 04/15/18)[a,b]	5,923	6,637,380
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[a]	10,843	10,838,072
7.50%, 09/15/20 (Call 04/02/18)[a]	8,587	8,758,740
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/02/18)[a]	8,939	8,383,665
6.13%, 02/15/21[a]	10,689	10,760,260
6.63%, 08/15/20	6,070	6,250,279
8.00%, 12/15/22 (Call 12/15/18)[a,b]	23,109	24,639,971
8.00%, 01/15/25 (Call 01/15/20)[a,b]	22,949	22,538,335
8.00%, 06/15/27 (Call 06/15/22)[a,b]	22,401	21,490,959
Citgo Holding Inc.
10.75%, 02/15/20[b]	27,799	29,786,628
CNX Resources Corp.
5.88%, 04/15/22 (Call 04/02/18)[a]	32,528	32,763,828
8.00%, 04/01/23 (Call 04/02/18)[a]	7,431	7,846,672

Security	Principal (000s)	Value
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[a]	$16,840	$16,286,929
4.38%, 01/15/28 (Call 10/15/27)[a,b]	18,398	17,961,047
4.50%, 04/15/23 (Call 01/15/23)[a]	26,644	26,853,446
5.00%, 09/15/22 (Call 04/02/18)[a]	31,823	32,301,141
CrownRock LP/CrownRock Finance Inc.
5.63%, 10/15/25 (Call 10/15/20)[a,b]	17,006	16,696,271
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)[a,b]	12,821	13,142,526
9.25%, 03/31/22 (Call 03/31/19)[a,b]	14,109	14,427,810
Diamond Offshore Drilling Inc.
7.88%, 08/15/25 (Call 05/15/25)[a]	9,983	10,160,822
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)[a]	9,426	9,337,396
5.38%, 05/31/25 (Call 05/31/20)[a]	9,070	9,141,804
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)[a,b]	11,458	11,372,065
5.75%, 01/30/28 (Call 01/30/23)[a,b]	8,304	8,304,000
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[a]	10,659	8,610,104
5.20%, 03/15/25 (Call 12/15/24)[a]	12,898	10,697,279
7.75%, 02/01/26	17,163	16,144,445
8.00%, 01/31/24 (Call 10/31/23)	270	267,300
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)	888	479,520

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
8.00%, 11/29/24 (Call 11/30/19)[a,b]	$7,919	$8,156,570
8.00%, 02/15/25 (Call 02/15/20)[b]	16,959	11,701,710
9.38%, 05/01/24 (Call 05/01/20)[b]	18,403	13,526,205
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)[b]	10,014	9,816,849
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)[a]	11,315	11,094,357
6.38%, 05/15/25 (Call 05/15/20)[a]	9,537	9,384,775
6.38%, 01/15/26 (Call 01/15/21)[a,b]	7,973	7,858,587
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a,b]	8,054	8,104,338
5.75%, 10/01/25 (Call 04/01/20)[b]	8,946	9,045,524
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 04/02/18)	6,600	4,273,500
9.25%, 03/15/23 (Call 03/15/20)[b]	7,336	7,207,620
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 04/02/18)[a,b]	18,109	8,601,775
MEG Energy Corp.
6.38%, 01/30/23 (Call 04/02/18)[a,b]	13,137	11,245,570
6.50%, 01/15/25 (Call 01/15/20)[a,b]	13,517	13,263,556
7.00%, 03/31/24 (Call 09/30/18)[a,b]	18,541	15,787,799
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	8,138	7,945,853
4.45%, 12/01/22 (Call 09/01/22)[a]	10,334	10,199,658

Security	Principal (000s)	Value
5.75%, 08/15/25 (Call 08/15/20)[a]	$9,900	$9,853,470
6.88%, 08/15/24 (Call 08/15/19)[a]	9,193	9,645,337
Nabors Industries Inc.
4.63%, 09/15/21[a]	10,888	10,630,260
5.00%, 09/15/20[a]	11,053	11,081,696
5.50%, 01/15/23 (Call 11/15/22)[a]	9,247	9,162,477
5.75%, 02/01/25 (Call 11/01/24)[a,b]	15,054	14,367,161
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)[a]	12,468	12,868,223
5.63%, 07/01/24[a]	18,496	19,456,009
5.75%, 01/30/22[a]	11,463	12,075,829
Noble Holding International Ltd.
7.70%, 04/01/25 (Call 01/01/25)[a]	7,362	6,515,370
7.75%, 01/15/24 (Call 10/15/23)[a]	16,248	14,826,300
7.88%, 02/01/26 (Call 02/01/21)[a,b]	11,145	11,127,614
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 04/02/18)[a]	14,451	14,830,339
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)[b]	8,700	8,569,500
5.38%, 01/15/25 (Call 01/15/20)[a,b]	11,577	11,488,688
5.63%, 10/15/27 (Call 10/15/22)[a,b]	12,062	11,984,900
6.25%, 06/01/24 (Call 06/01/19)[a,b]	5,606	5,806,032
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)	7,749	8,020,215
7.25%, 06/15/25 (Call 06/15/20)[a]	12,881	13,299,925

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)[a,b]	$11,015	$10,901,545
6.13%, 09/15/24 (Call 09/15/19)[a]	6,077	6,213,733
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[a]	8,145	7,742,501
7.13%, 01/15/26 (Call 11/15/20)[b]	6,074	6,115,759
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/21)[b]	4,825	4,712,417
5.13%, 10/06/24 (Call 10/06/20)[b]	12,725	12,849,705
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)[a]	13,583	13,453,163
5.38%, 10/01/22 (Call 07/01/22)[a]	7,430	7,515,909
5.63%, 03/01/26 (Call 12/01/25)[a]	8,598	8,447,535
6.88%, 03/01/21[a]	333	354,090
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[a]	13,998	13,387,708
5.00%, 08/15/22 (Call 05/15/22)	9,064	8,889,500
5.00%, 03/15/23 (Call 12/15/22)[a]	14,609	14,206,987
5.75%, 06/01/21 (Call 03/01/21)[a]	7,369	7,545,242
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)[a]	11,132	10,431,191
7.38%, 06/15/25 (Call 03/15/25)[a]	9,319	9,206,396
RSP Permian Inc.
5.25%, 01/15/25 (Call 01/15/20)[a]	8,242	8,293,512
6.63%, 10/01/22 (Call 04/03/18)	10,937	11,386,722

Security	Principal (000s)	Value
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[a]	$21,125	$16,028,594
7.25%, 02/15/23 (Call 02/15/20)[b]	8,000	8,090,635
7.75%, 06/15/21 (Call 04/02/18)[a]	11,833	11,263,537
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)[a,b]	13,416	13,181,220
6.75%, 05/01/23 (Call 05/01/18)[b]	6,688	6,971,480
6.88%, 06/30/23 (Call 06/30/18)[a,b]	6,224	6,510,564
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[a]	9,475	8,966,508
5.63%, 06/01/25 (Call 06/01/20)[a]	9,663	9,194,344
6.13%, 11/15/22 (Call 11/15/18)[a]	8,631	8,703,202
6.75%, 09/15/26 (Call 09/15/21)[a]	8,339	8,361,286
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[a]	16,826	15,776,712
6.70%, 01/23/25 (Call 10/23/24)	17,088	16,718,947
7.50%, 04/01/26 (Call 04/01/21)[a]	10,969	11,071,834
7.75%, 10/01/27 (Call 10/01/22)[a]	8,405	8,554,089
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)[b]	13,560	13,461,676
5.50%, 02/15/26 (Call 02/15/21)[b]	12,605	12,593,577
5.88%, 03/15/28 (Call 03/15/23)[b]	8,171	8,174,972
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)[a]	8,219	8,013,525

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
7.50%, 01/15/26 (Call 01/15/21)[a,b]	$13,084	$13,210,751
8.38%, 12/15/21[a]	321	349,890
9.00%, 07/15/23 (Call 07/15/20)[b]	21,885	23,476,221
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)[a,b]	11,214	10,176,705
7.13%, 04/15/25 (Call 04/15/20)[a,b]	11,146	9,699,342
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)[a]	13,242	13,573,050
6.25%, 04/01/23 (Call 01/01/23)[a]	7,668	7,811,775
6.63%, 01/15/26 (Call 10/15/25)[b]	19,052	19,375,884
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	12,293	12,300,013
6.00%, 01/15/22 (Call 10/15/21)	17,834	18,522,444
7.50%, 08/01/20 (Call 07/01/20)	418	448,590
8.25%, 08/01/23 (Call 06/01/23)	9,303	10,540,009

		1,422,216,265
OIL & GAS SERVICES — 0.66%
CGG SA
6.50%, 06/01/21[a,e,f]	6,202	3,318,070
6.88%, 01/15/22[a,e,f]	5,118	2,738,130
SESI LLC
7.13%, 12/15/21 (Call 04/02/18)[a]	12,072	12,309,442
7.75%, 09/15/24 (Call 09/15/20)[a,b]	8,067	8,385,554
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (Call 10/15/20)[a,b]	7,788	8,386,379
Transocean Proteus Ltd.
6.25%, 12/01/24 (Call 12/01/20)[a,b]	7,746	7,946,155

Security	Principal (000s)	Value
Weatherford International LLC
9.88%, 03/01/25 (Call 12/01/24)[b]	$10,395	$10,291,050
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)[a]	9,650	8,468,803
7.75%, 06/15/21 (Call 05/15/21)[a]	12,962	12,962,000
8.25%, 06/15/23 (Call 03/15/23)[a]	12,928	12,477,048
9.88%, 02/15/24 (Call 11/15/23)[a]	12,892	12,847,431

		100,130,062
PACKAGING & CONTAINERS — 2.82%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)[a,b]	11,619	11,577,992
4.63%, 05/15/23 (Call 05/15/19)[a,b]	17,617	17,592,882
6.00%, 06/30/21 (Call 03/12/18)[b]	6,344	6,472,100
6.00%, 02/15/25 (Call 02/15/20)[a,b]	29,516	30,239,142
7.25%, 05/15/24 (Call 05/15/19)[a,b]	25,673	27,566,384
Ball Corp.
4.00%, 11/15/23[a]	15,986	15,819,004
4.38%, 12/15/20[a]	16,061	16,373,436
5.00%, 03/15/22[a]	12,309	12,760,776
5.25%, 07/01/25[a]	18,663	19,578,683
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)[b]	10,951	10,649,847
5.13%, 07/15/23 (Call 07/15/18)[a]	12,501	12,745,825
5.50%, 05/15/22 (Call 04/02/18)[a]	7,590	7,789,238
6.00%, 10/15/22 (Call 10/15/18)	5,319	5,529,386
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)[a,b]	26,254	26,844,715

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
7.25%, 04/15/25 (Call 04/15/20)[a,b]	$22,218	$22,876,208
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[a]	19,799	19,957,392
Crown Americas LLC/Crown Americas Capital Corp. V
4.25%, 09/30/26 (Call 03/31/26)[a]	7,754	7,329,911
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 02/01/26 (Call 02/01/21)[b]	2,300	2,265,822
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	7,361	7,508,220
5.88%, 08/15/23[b]	14,131	14,688,211
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)[a,b]	28,251	28,780,706
5.75%, 10/15/20 (Call 04/03/18)[a]	52,244	52,889,573
6.88%, 02/15/21 (Call 04/02/18)[a]	3,987	4,036,525
7.00%, 07/15/24 (Call 07/15/19)[a,b]	12,933	13,628,149
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[a,b]	6,168	6,340,870
5.13%, 12/01/24 (Call 09/01/24)[a,b]	7,510	7,735,300
5.25%, 04/01/23 (Call 01/01/23)[a,b]	6,482	6,660,255
5.50%, 09/15/25 (Call 06/15/25)[a,b]	7,380	7,716,293
6.50%, 12/01/20 (Call 09/01/20)[a,b]	6,180	6,579,125

		430,531,970

Security	Principal (000s)	Value
PHARMACEUTICALS — 2.44%
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/18)[b]	$26,702	$20,026,500
6.00%, 02/01/25 (Call 02/01/20)[a,b]	21,295	15,279,163
Endo Finance LLC
5.75%, 01/15/22 (Call 04/02/18)[a,b]	11,565	9,454,388
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 04/02/18)[a,b]	12,442	9,318,644
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 04/02/18)[b]	27,359	27,290,602
5.50%, 03/01/23 (Call 04/02/18)[b]	15,595	13,821,069
5.50%, 11/01/25 (Call 11/01/20)[b]	28,509	28,153,615
5.63%, 12/01/21 (Call 04/02/18)[a,b]	15,277	14,448,701
5.88%, 05/15/23 (Call 05/15/18)[b]	56,596	50,370,440
6.13%, 04/15/25 (Call 04/15/20)[a,b]	56,434	49,661,920
6.50%, 03/15/22 (Call 03/15/19)[b]	20,426	21,319,638
6.75%, 08/15/21 (Call 04/02/18)[b]	11,323	11,066,210
7.00%, 03/15/24 (Call 03/15/20)[a,b]	35,176	37,154,650
7.25%, 07/15/22 (Call 04/02/18)[b]	11,653	11,333,175
7.50%, 07/15/21 (Call 04/02/18)[a,b]	26,887	26,996,992
9.00%, 12/15/25 (Call 12/15/21)[a,b]	26,594	26,774,610

		372,470,317

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
PIPELINES — 3.10%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.25%, 01/15/25 (Call 01/15/21)	$573	$588,070
5.50%, 10/15/19 (Call 09/15/19)	368	379,518
6.25%, 10/15/22 (Call 10/15/18)[a]	145	151,887
Buckeye Partners LP
(3 mo. LIBOR US + 2.084%)
6.38%, 01/22/78 (Call 01/22/23)[d]	6,966	6,943,923
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)[a]	25,131	25,367,528
5.88%, 03/31/25 (Call 10/02/24)	25,623	27,061,245
7.00%, 06/30/24 (Call 01/01/24)[a]	22,678	25,399,360
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/20)[a,b]	26,605	26,871,050
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)[a]	8,323	8,424,957
6.25%, 04/01/23 (Call 04/02/18)[a]	10,550	10,870,621
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	11,545	11,254,932
4.75%, 09/30/21 (Call 06/30/21)[a,b]	9,420	9,578,056
5.35%, 03/15/20[a,b]	9,480	9,711,312
(3 mo. LIBOR US + 3.850%)
5.85%, 05/21/43 (Call 05/21/23)[b,d]	8,369	7,908,705
Energy Transfer Equity LP
4.25%, 03/15/23 (Call 12/15/22)[a]	16,340	16,033,625

Security	Principal (000s)	Value
5.50%, 06/01/27 (Call 03/01/27)[a]	$16,459	$16,964,140
5.88%, 01/15/24 (Call 10/15/23)[a]	19,726	20,796,135
7.50%, 10/15/20	19,548	21,144,900
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)	6,274	6,266,157
6.25%, 05/15/26 (Call 02/15/21)[a]	7,839	7,582,092
6.50%, 10/01/25 (Call 10/01/20)[a]	8,635	8,591,054
6.75%, 08/01/22 (Call 08/01/18)	11,139	11,431,399
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)[a,b]	10,886	10,914,349
4.88%, 08/15/27 (Call 02/15/27)[a,b]	11,640	11,756,400
NuStar Logistics LP
4.80%, 09/01/20	6,856	6,881,710
5.63%, 04/28/27 (Call 01/28/27)[a]	9,901	9,814,366
Rockies Express Pipeline LLC
5.63%, 04/15/20[a,b]	19,217	19,961,659
6.00%, 01/15/19[a,b]	177	181,425
SemGroup Corp./Rose Rock Finance Corp.
5.63%, 07/15/22 (Call 03/16/18)[a]	5,836	5,773,712
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/19)[a,b]	11,809	12,207,318
5.50%, 01/15/28 (Call 01/15/23)[b]	13,164	13,216,656
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 04/02/18)	10,847	10,894,908

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.25%, 11/15/23 (Call 05/15/18)	$9,552	$9,315,759
5.00%, 01/15/28 (Call 01/15/23)[a,b]	13,108	12,731,145
5.13%, 02/01/25 (Call 02/01/20)[a]	7,275	7,228,882
5.25%, 05/01/23 (Call 04/02/18)	8,918	9,068,536
5.38%, 02/01/27 (Call 02/01/22)[a]	8,031	8,050,249
6.75%, 03/15/24 (Call 09/15/19)[a]	9,122	9,671,854
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	15,485	15,020,286
4.55%, 06/24/24 (Call 03/24/24)[a]	20,702	20,810,087

		472,819,967
REAL ESTATE — 0.30%
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/20)[a,b]	18,159	17,863,916
Kennedy-Wilson Inc.
5.88%, 04/01/24[b]	2,810	2,771,363
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[b]	6,196	6,288,940
4.88%, 06/01/23 (Call 03/01/23)[a,b]	9,828	9,491,279
5.25%, 12/01/21 (Call 04/02/18)[a,b]	9,500	9,618,750

		46,034,248
REAL ESTATE INVESTMENT TRUSTS — 2.59%
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)	11,617	11,718,649
5.38%, 03/15/27 (Call 03/15/22)	10,105	10,154,959
Equinix Inc.
5.38%, 01/01/22 (Call 04/02/18)[a]	12,038	12,489,425

Security	Principal (000s)	Value
5.38%, 04/01/23 (Call 04/02/18)	$16,598	$17,009,924
5.38%, 05/15/27 (Call 05/15/22)[a]	22,577	23,056,761
5.75%, 01/01/25 (Call 01/01/20)[a]	8,315	8,686,947
5.88%, 01/15/26 (Call 01/15/21)[a]	19,473	20,397,967
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a,b]	24,150	24,089,625
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/09/18)	346	352,488
6.00%, 06/01/25 (Call 06/01/20)	152	155,610
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/01/18)[a,b]	7,745	7,791,646
4.88%, 09/15/27 (Call 09/15/22)[b]	17,639	16,624,757
5.25%, 03/15/28 (Call 12/27/22)[a,b]	14,243	13,572,826
5.75%, 08/15/24 (Call 04/02/18)[a]	15,496	15,422,042
6.00%, 08/15/23 (Call 08/15/18)[a]	9,246	9,604,283
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)[a]	5,891	5,902,782
5.00%, 07/01/19 (Call 04/02/18)[a]	10,765	10,762,309
5.25%, 09/15/22 (Call 09/15/19)[a]	8,373	8,190,887
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)[a]	8,068	7,725,110
5.63%, 05/01/24 (Call 02/01/24)[a]	19,937	20,607,382

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 10/15/22)[a]	$23,811	$23,104,787
5.25%, 08/01/26 (Call 08/01/21)[a]	8,156	8,074,440
6.38%, 03/01/24 (Call 03/01/19)[a]	7,522	7,902,801
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)[a,b]	14,659	14,326,883
4.88%, 07/15/22 (Call 04/02/18)[a]	12,762	12,914,688
4.88%, 09/01/24 (Call 09/01/19)[a]	19,900	19,601,500
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)[b]	7,511	7,445,279
4.75%, 03/15/25 (Call 09/15/24)[a,b]	10,097	9,740,163
5.00%, 12/15/21 (Call 09/15/21)[a]	10,921	11,140,195
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/19)[b]	9,435	8,456,119
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a,b]	9,211	8,911,643
8.25%, 10/15/23 (Call 04/15/19)[a]	20,793	19,441,455

		395,376,332
RETAIL — 3.73%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)[a,b]	28,593	27,383,753
4.63%, 01/15/22 (Call 04/02/18)[b]	21,236	21,364,302
5.00%, 10/15/25 (Call 10/15/20)[b]	50,027	48,784,665

Security	Principal (000s)	Value
Beacon Escrow Corp.
4.88%, 11/01/25 (Call 11/01/20)[b]	$21,695	$21,155,337
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 04/02/18)[a,b]	17,628	12,119,250
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/18)	12,065	12,214,808
5.75%, 03/01/23 (Call 04/02/18)[a]	41,017	42,570,215
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 04/02/18)[a]	7,962	7,535,148
6.75%, 01/15/22 (Call 04/02/18)[a]	7,113	6,612,665
6.75%, 06/15/23 (Call 06/15/19)[a]	8,200	7,482,500
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)[a,b]	23,233	23,784,784
8.75%, 10/01/25 (Call 10/01/20)[b]	10,568	11,098,601
JC Penney Corp. Inc.
5.65%, 06/01/20[a]	5,625	5,593,359
5.88%, 07/01/23 (Call 07/01/19)[a,b]	10,307	9,852,461
8.13%, 10/01/19	67	70,266
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)[a,b]	12,201	11,892,519
5.00%, 06/01/24 (Call 06/01/19)[a,b]	17,119	17,262,207
5.25%, 06/01/26 (Call 06/01/21)[a,b]	17,457	17,633,249
L Brands Inc.
5.25%, 02/01/28	9,101	8,743,054
5.63%, 02/15/22[a]	15,984	16,642,141
5.63%, 10/15/23[a]	8,531	8,943,687
6.63%, 04/01/21[a]	16,139	17,243,553
7.00%, 05/01/20	6,716	7,163,734

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 04/02/18)[a,b]	$15,308	$9,261,340
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)[a]	7,495	7,457,525
5.75%, 10/01/22 (Call 04/02/18)[a]	8,524	8,745,091
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)[a,b]	24,215	18,778,733
7.13%, 03/15/23 (Call 04/02/18)[a,b]	30,660	19,542,684
8.88%, 06/01/25 (Call 06/01/20)[a,b]	12,901	8,208,261
QVC Inc.
3.13%, 04/01/19[a]	5,310	5,307,835
4.38%, 03/15/23[a]	13,071	13,046,270
4.45%, 02/15/25 (Call 11/15/24)[a]	12,308	12,174,826
4.85%, 04/01/24[a]	10,523	10,658,728
5.13%, 07/02/22[a]	8,473	8,761,018
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/02/18)[a,b]	31,001	31,233,508
6.75%, 06/15/21 (Call 04/02/18)[a]	13,702	13,982,549
9.25%, 03/15/20 (Call 04/02/18)[a]	13,968	14,125,140
Staples Inc.
8.50%, 09/15/25 (Call 09/15/20)[a,b]	18,435	17,697,600
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)[a]	7,927	7,728,825

		569,856,191
SEMICONDUCTORS — 1.09%
Micron Technology Inc.
5.25%, 01/15/24 (Call 05/01/18)[b]	8,269	8,489,753
5.50%, 02/01/25 (Call 08/01/19)	7,092	7,352,308

Security	Principal (000s)	Value
5.63%, 01/15/26 (Call 05/01/20)[b]	$362	$374,670
NXP BV/NXP Funding LLC
3.75%, 06/01/18[b]	400	400,250
3.88%, 09/01/22[a,b]	18,318	18,316,855
4.13%, 06/15/20[a,b]	9,966	10,135,847
4.13%, 06/01/21[a,b]	20,940	21,264,570
4.63%, 06/15/22[a,b]	6,551	6,735,701
4.63%, 06/01/23[a,b]	15,305	15,756,077
5.75%, 03/15/23 (Call 04/02/18)[a,b]	7,377	7,595,795
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)[a]	7,771	8,263,973
7.00%, 12/01/25 (Call 12/01/20)[a]	9,308	10,122,450
Sensata Technologies BV
4.88%, 10/15/23[a,b]	11,489	11,675,696
5.00%, 10/01/25[a,b]	15,403	15,528,149
5.63%, 11/01/24[a,b]	7,833	8,373,869
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (Call 02/15/21)[a,b]	15,813	16,783,743

		167,169,706
SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.
5.00%, 11/15/25 (Call 11/15/20)[a,b]	1,260	1,336,381

		1,336,381
SOFTWARE — 3.02%
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 04/02/18)[b]	32,817	32,908,366
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)[b]	10,269	10,188,902
5.00%, 10/15/24 (Call 07/15/24)[a]	7,332	7,423,650

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.
5.75%, 03/01/25 (Call 03/01/20)[a,b]	$17,927	$17,882,182
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)[a,b]	34,456	34,734,167
5.38%, 08/15/23 (Call 08/15/18)[a,b]	21,819	22,282,654
5.75%, 01/15/24 (Call 01/15/19)[a,b]	39,653	40,446,060
7.00%, 12/01/23 (Call 12/01/18)[a,b]	56,137	59,084,192
Infor U.S. Inc.
5.75%, 08/15/20 (Call 03/16/18)[a,b]	7,459	7,628,900
6.50%, 05/15/22 (Call 05/15/18)[a]	30,024	30,702,542
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)[a,b]	9,025	8,974,234
5.25%, 11/15/24 (Call 11/15/19)[a,b]	13,347	13,636,057
5.75%, 08/15/25 (Call 08/15/20)[a,b]	14,554	15,245,315
Nuance Communications Inc.
5.38%, 08/15/20 (Call 04/02/18)[a,b]	6,200	6,251,150
5.63%, 12/15/26 (Call 12/15/21)	9,186	9,298,992
Open Text Corp.
5.63%, 01/15/23 (Call 04/02/18)[a,b]	12,674	13,174,623
5.88%, 06/01/26 (Call 06/01/21)[a,b]	17,050	17,668,063
Quintiles IMS Inc.
4.88%, 05/15/23 (Call 05/15/18)[b]	12,071	12,327,173
5.00%, 10/15/26 (Call 10/15/21)[b]	19,021	19,062,276
Rackspace Hosting Inc.
8.63%, 11/15/24 (Call 11/15/19)[a,b]	22,395	23,322,377

Security	Principal (000s)	Value
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[b]	$33,400	$37,626,770
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/19)[a,b]	7,521	7,590,795
10.50%, 02/01/24 (Call 02/01/19)[a,b]	13,700	13,083,500

		460,542,940
TELECOMMUNICATIONS — 9.42%
Anixter Inc.
5.13%, 10/01/21[a]	6,318	6,491,745
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)[b]	12,235	12,647,931
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[a]	10,090	9,149,243
5.80%, 03/15/22[a]	24,422	24,052,278
6.45%, 06/15/21[a]	21,257	21,765,584
Series V 5.63%, 04/01/20	18,182	18,445,374
Series W 6.75%, 12/01/23[a]	11,944	11,752,625
Series Y
7.50%, 04/01/24 (Call 01/01/24)[a]	17,091	17,210,282
CommScope Inc.
5.00%, 06/15/21 (Call 04/02/18)[a,b]	9,634	9,790,553
5.50%, 06/15/24 (Call 06/15/19)[b]	11,476	11,690,288
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)[a,b]	13,099	12,786,534
6.00%, 06/15/25 (Call 06/15/20)[a,b]	24,881	25,737,698
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[a]	12,073	10,322,415
6.88%, 01/15/25 (Call 10/15/24)[a]	13,594	8,296,338

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
7.13%, 03/15/19	$5,993	$6,082,895
7.13%, 01/15/23[a]	16,761	11,162,028
7.63%, 04/15/24[a]	12,287	7,787,695
8.13%, 10/01/18	6,968	7,077,964
8.50%, 04/15/20	10,531	10,308,413
8.75%, 04/15/22	8,138	6,408,675
8.88%, 09/15/20 (Call 06/15/20)[a]	345	344,244
9.25%, 07/01/21	8,880	8,192,910
10.50%, 09/15/22 (Call 06/15/22)[a]	38,630	32,997,607
11.00%, 09/15/25 (Call 06/15/25)[a]	62,620	48,608,775
Hughes Satellite Systems Corp.
5.25%, 08/01/26[a]	13,736	13,432,664
6.50%, 06/15/19[a]	15,148	15,667,661
6.63%, 08/01/26[a]	14,394	14,789,835
7.63%, 06/15/21[a]	14,398	15,500,989
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 04/02/18)[a,b]	16,705	16,542,961
6.50%, 10/01/24 (Call 10/01/19)[a,b]	6,510	6,660,544
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[a]	34,942	28,907,227
7.25%, 10/15/20 (Call 04/02/18)	38,259	35,593,744
7.50%, 04/01/21 (Call 04/02/18)	18,808	17,134,218
8.00%, 02/15/24 (Call 02/15/19)[a,b]	22,520	23,646,000
9.50%, 09/30/22[b]	8,132	9,311,140
9.75%, 07/15/25 (Call 07/15/21)[b]	26,493	25,084,614
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 04/03/18)	31,784	17,957,960
8.13%, 06/01/23 (Call 06/01/18)	16,526	8,717,465
Koninklijke KPN NV
(10 year USD Swap + 5.330%)
7.00%, 03/28/73 (Call 03/28/23)[a,b,d]	11,447	12,690,635

Security	Principal (000s)	Value
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)	$12,388	$12,357,030
5.25%, 03/15/26 (Call 03/15/21)[a]	13,426	12,862,854
5.38%, 08/15/22 (Call 04/02/18)	16,923	17,090,115
5.38%, 01/15/24 (Call 01/15/19)[a]	14,282	14,204,215
5.38%, 05/01/25 (Call 05/01/20)[a]	14,067	13,984,133
5.63%, 02/01/23 (Call 04/02/18)[a]	10,389	10,505,876
6.13%, 01/15/21 (Call 04/02/18)	9,707	9,858,672
Level 3 Parent LLC
5.75%, 12/01/22 (Call 04/02/18)[a]	424	427,127
Nokia OYJ
3.38%, 06/12/22	11,136	10,842,566
4.38%, 06/12/27[a]	9,697	9,330,211
5.38%, 05/15/19	5,754	5,901,206
Qwest Corp.
6.75%, 12/01/21	7,467	7,967,523
SoftBank Group Corp.
4.50%, 04/15/20[a,b]	43,485	43,919,850
Sprint Communications Inc.
6.00%, 11/15/22	40,241	39,670,487
7.00%, 03/01/20[a,b]	17,510	18,540,901
7.00%, 08/15/20	24,633	25,731,220
11.50%, 11/15/21	16,177	19,092,537
Sprint Corp.
7.13%, 06/15/24[a]	42,074	41,783,689
7.25%, 09/15/21[a]	38,190	39,846,713
7.63%, 02/15/25 (Call 11/15/24)[a]	26,070	26,101,821
7.63%, 03/01/26 (Call 11/01/25)	27,376	27,341,780
7.88%, 09/15/23[a]	71,814	74,143,230
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	8,540	8,550,675
4.50%, 02/01/26 (Call 02/01/21)	16,802	16,441,726

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.75%, 02/01/28 (Call 02/01/23)[a]	$28,949	$28,169,852
5.13%, 04/15/25 (Call 04/15/20)	9,018	9,103,349
5.38%, 04/15/27 (Call 04/15/22)	8,998	9,204,472
6.00%, 03/01/23 (Call 09/01/18)[a]	20,600	21,347,741
6.00%, 04/15/24 (Call 04/15/19)	17,646	18,379,412
6.38%, 03/01/25 (Call 09/01/19)[a]	28,104	29,613,623
6.50%, 01/15/24 (Call 01/15/19)[a]	15,396	16,150,997
6.50%, 01/15/26 (Call 01/15/21)[a]	34,014	36,468,392
6.63%, 04/01/23 (Call 04/01/18)[a]	29,543	30,588,822
6.84%, 04/28/23 (Call 04/28/18)	8,668	9,029,889
Telecom Italia Capital SA
7.18%, 06/18/19[a]	13,133	13,760,757
Telecom Italia SpA/Milano
5.30%, 05/30/24[a,b]	25,696	26,663,454
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22[a]	15,961	15,802,469
Wind Tre SpA
5.00%, 01/20/26 (Call 11/03/20)[a,b]	35,884	30,949,950
Windstream Services LLC/Windstream Finance Corp.
6.38%, 08/01/23 (Call 04/02/18)[a]	7,540	4,335,500
6.38%, 08/01/23 (Call 04/02/18)[a,b]	412	236,900
7.75%, 10/15/20 (Call 04/02/18)[a]	8,743	7,455,836
8.63%, 10/31/25 (Call 10/31/20)[a,b]	10,199	9,536,065
8.75%, 12/15/24 (Call 12/15/22)[a,b]	22,246	14,237,440

		1,438,278,828

Security	Principal or Shares (000s)	Value
TOYS, GAMES & HOBBIES — 0.13%
Mattel Inc.
6.75%, 12/31/25 (Call 12/31/20)[a,b]	$18,847	$19,176,823

		19,176,823
TRANSPORTATION — 0.32%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 04/02/18)[a,b]	13,278	10,879,661
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)[a,b]	10,818	11,241,706
6.50%, 06/15/22 (Call 06/15/18)[b]	25,919	26,923,361

		49,044,728
TRUCKING & LEASING — 0.45%
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)[a,b]	15,096	14,567,640
5.25%, 08/15/22[a,b]	31,229	31,307,072
5.50%, 02/15/24[a,b]	23,020	23,135,100

		69,009,812

TOTAL CORPORATE BONDS & NOTES
(Cost: $15,509,332,324)		14,875,312,256

SHORT-TERM INVESTMENTS — 24.37%

MONEY MARKET FUNDS — 24.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[g,h,i]	3,511,252	3,511,603,089
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[g,h]	210,259	210,258,882

		3,721,861,971

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,721,516,722)		3,721,861,971

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 121.78%
(Cost: $19,230,849,046)	$18,597,174,227
Other Assets, Less Liabilities — (21.78)%	(3,325,719,294)

NET ASSETS — 100.00%	$15,271,454,933

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Security is perpetual in nature with no stated maturity date.
[d]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[e]	Issuer is in default of interest payments.
[f]	CGG, as part of the implementation of its financial restructuring plan, issued on February 21, 2018 second lien secured senior notes in exchange for part of the accrued interest claim under the senior notes held by the Fund. CGG also issued warrants in favor of the subscribers to the second lien notes. The holdings of CGG disclosed in the schedule of investments represents the pre-restructure senior notes.
[g]	Affiliate of the Fund.
[h]	Annualized 7-day yield as of period end.
[i]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 02/28/18 (000s)	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,921,986	—		(1,410,734)[b]	3,511,252	$3,511,603,089	$26,256,146	[c]	$158,098	$(1,286,322)
BlackRock Cash Funds: Treasury, SL Agency Shares	196,104	14,155	[b]	—	210,259	210,258,882	1,695,537		—	—

						$3,721,861,971	$27,951,683		$158,098	$(1,286,322)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$14,875,312,256	$—	$14,875,312,256
Money market funds	3,721,861,971	—	—	3,721,861,971

Total	$3,721,861,971	$14,875,312,256	$—	$18,597,174,227

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 99.08%

ADVERTISING — 0.20%
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	$20,367	$19,880,251
3.63%, 05/01/22[a]	14,977	15,148,246
3.65%, 11/01/24 (Call 08/01/24)	9,417	9,368,973
WPP Finance 2010
3.75%, 09/19/24	11,899	11,886,608
4.75%, 11/21/21	7,970	8,386,298

		64,670,376
AEROSPACE & DEFENSE — 1.43%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)[a]	7,283	7,026,764
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	4,254	4,092,944
3.35%, 09/15/21[a]	15,873	16,033,686
3.55%, 01/15/26 (Call 10/15/25)[a]	27,124	27,123,873
3.80%, 03/01/45 (Call 09/01/44)[a]	17,325	16,327,690
4.07%, 12/15/42[a]	15,574	15,341,043
4.09%, 09/15/52 (Call 03/15/52)[a]	11,539	11,198,294
4.70%, 05/15/46 (Call 11/15/45)	18,656	20,211,403
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)	19,999	19,340,339
2.93%, 01/15/25 (Call 11/15/24)[a]	13,140	12,603,977
3.20%, 02/01/27 (Call 11/01/26)[a]	8,613	8,264,481
3.25%, 08/01/23[a]	16,379	16,275,270
3.25%, 01/15/28 (Call 10/15/27)	23,654	22,591,209
4.03%, 10/15/47 (Call 04/15/47)[a]	23,507	22,601,778
4.75%, 06/01/43[a]	10,666	11,420,359

Security	Principal (000s)	Value
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)[a]	$8,310	$8,110,056
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)[a]	14,798	14,447,601
3.20%, 03/15/24 (Call 01/15/24)	13,371	13,091,346
3.50%, 03/15/27 (Call 12/15/26)[a]	22,930	22,279,237
4.35%, 04/15/47 (Call 10/15/46)	9,318	9,315,933
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)[a]	6,018	5,785,383
2.65%, 11/01/26 (Call 08/01/26)[a]	16,025	14,787,290
2.80%, 05/04/24 (Call 03/04/24)[a]	8,292	7,940,840
3.10%, 06/01/22[a]	30,589	30,484,116
3.13%, 05/04/27 (Call 02/04/27)	16,749	15,887,983
3.75%, 11/01/46 (Call 05/01/46)	11,660	10,650,723
4.15%, 05/15/45 (Call 11/16/44)	9,618	9,383,128
4.50%, 06/01/42[a]	43,519	44,659,320
5.70%, 04/15/40[a]	13,387	15,901,938
6.13%, 07/15/38	11,560	14,301,474

		467,479,478
AGRICULTURE — 1.51%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)[a]	235	217,291
2.85%, 08/09/22[a]	29,243	28,731,019
3.88%, 09/16/46 (Call 03/16/46)[a]	14,001	12,932,575
4.00%, 01/31/24	20,587	21,172,494
4.25%, 08/09/42[a]	8,559	8,411,789
4.75%, 05/05/21[a]	10,492	11,048,575
5.38%, 01/31/44	22,902	26,157,036
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)[a]	7,032	6,441,994

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)[b]	$25,274	$24,558,953
3.22%, 08/15/24 (Call 06/15/24)[b]	34,219	33,043,454
3.56%, 08/15/27 (Call 05/15/27)[b]	43,803	41,859,430
4.39%, 08/15/37 (Call 02/15/37)[a,b]	34,994	34,583,128
4.54%, 08/15/47 (Call 02/15/47)[a,b]	28,720	27,935,327
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)[a]	2,386	2,310,201
2.38%, 08/17/22 (Call 07/17/22)[a]	11,731	11,307,200
2.50%, 08/22/22[a]	8,479	8,215,523
2.50%, 11/02/22 (Call 10/02/22)	899	868,880
2.75%, 02/25/26 (Call 11/25/25)[a]	5,221	4,927,020
2.90%, 11/15/21[a]	7,367	7,317,027
3.25%, 11/10/24	13,450	13,237,034
3.38%, 08/11/25 (Call 05/11/25)	13,080	12,874,194
3.88%, 08/21/42[a]	13,961	13,099,382
4.13%, 03/04/43	9,626	9,334,249
4.25%, 11/10/44[a]	16,988	16,919,228
4.38%, 11/15/41[a]	9,854	9,932,251
4.88%, 11/15/43[a]	7,936	8,555,455
6.38%, 05/16/38	17,671	22,767,230
Reynolds American Inc.
4.00%, 06/12/22[a]	5,633	5,753,572
4.45%, 06/12/25 (Call 03/12/25)	32,857	33,890,041
5.70%, 08/15/35 (Call 02/15/35)[a]	5,309	6,041,499
5.85%, 08/15/45 (Call 02/15/45)	25,115	29,144,350

		493,587,401
APPAREL — 0.07%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)[a]	11,772	10,883,779

Security	Principal (000s)	Value
3.88%, 11/01/45 (Call 05/01/45)[a]	$11,091	$10,890,357

		21,774,136
AUTO MANUFACTURERS — 2.17%
American Honda Finance Corp.
1.70%, 09/09/21[a]	7,176	6,870,399
Daimler Finance North America LLC
8.50%, 01/18/31[a]	17,849	25,939,331
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)[a]	18,780	18,476,694
4.75%, 01/15/43[a]	27,812	25,600,248
5.29%, 12/08/46 (Call 06/08/46)[a]	17,714	17,383,173
7.45%, 07/16/31[a]	18,467	22,529,576
Ford Motor Credit Co. LLC
3.10%, 05/04/23[a]	10,726	10,318,934
3.20%, 01/15/21[a]	11,563	11,478,503
3.22%, 01/09/22[a]	20,381	20,055,601
3.34%, 03/18/21	22,683	22,569,020
3.34%, 03/28/22 (Call 02/28/22)	3,097	3,050,515
3.66%, 09/08/24[a]	20,874	20,215,160
3.81%, 01/09/24 (Call 11/09/23)[a]	8,992	8,857,126
3.82%, 11/02/27 (Call 08/02/27)[a]	10,996	10,289,964
4.13%, 08/04/25[a]	7,272	7,140,735
4.25%, 09/20/22[a]	18,025	18,342,474
4.38%, 08/06/23[a]	13,760	14,020,126
4.39%, 01/08/26[a]	12,235	12,152,906
5.75%, 02/01/21[a]	17,248	18,305,906
5.88%, 08/02/21[a]	23,658	25,364,321
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	5,007	4,921,626
4.88%, 10/02/23[a]	21,516	22,526,919
5.00%, 04/01/35	13,556	13,509,956
5.15%, 04/01/38 (Call 10/01/37)	7,389	7,386,164
5.20%, 04/01/45[a]	17,173	16,902,354
5.40%, 04/01/48 (Call 10/01/47)[a]	8,659	8,757,894

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
6.25%, 10/02/43	$25,589	$28,811,251
6.60%, 04/01/36 (Call 10/01/35)	11,996	13,915,806
6.75%, 04/01/46 (Call 10/01/45)	11,570	13,610,040
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)[a]	12,062	11,790,183
3.20%, 07/06/21 (Call 06/06/21)[a]	22,456	22,284,198
3.45%, 01/14/22 (Call 12/14/21)	14,472	14,390,759
3.45%, 04/10/22 (Call 02/10/22)	16,419	16,291,635
3.50%, 11/07/24 (Call 09/07/24)[a]	4,783	4,619,888
3.70%, 05/09/23 (Call 03/09/23)[a]	14,601	14,508,859
3.95%, 04/13/24 (Call 02/13/24)	19,734	19,681,004
4.00%, 01/15/25 (Call 10/15/24)[a]	9,371	9,278,121
4.00%, 10/06/26 (Call 07/06/26)[a]	10,138	9,880,567
4.20%, 03/01/21 (Call 02/01/21)[a]	21,487	21,979,706
4.30%, 07/13/25 (Call 04/13/25)[a]	13,606	13,641,106
4.35%, 01/17/27 (Call 10/17/26)	14,675	14,596,019
4.38%, 09/25/21[a]	14,737	15,153,400
5.25%, 03/01/26 (Call 12/01/25)[a]	10,093	10,683,017
Toyota Motor Credit Corp.
1.90%, 04/08/21[a]	14,019	13,618,372
2.15%, 09/08/22[a]	2,435	2,343,368
2.60%, 01/11/22	14,376	14,160,190
3.20%, 01/11/27[a]	7,319	7,188,917
3.30%, 01/12/22[a]	13,491	13,621,633
3.40%, 09/15/21[a]	10,313	10,470,425

		709,484,089

Security	Principal (000s)	Value
BANKS — 27.93%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21[a]	$15,676	$15,287,477
2.55%, 11/23/21[a]	7,307	7,145,113
2.63%, 05/19/22[a]	647	631,024
2.70%, 11/16/20	11,979	11,886,556
3.70%, 11/16/25[a]	10,709	10,835,871
Banco Santander SA
3.13%, 02/23/23	7,766	7,553,443
3.50%, 04/11/22[a]	12,602	12,565,699
3.80%, 02/23/28[a]	7,763	7,458,051
4.25%, 04/11/27[a]	19,381	19,341,507
5.18%, 11/19/25[a]	16,470	17,255,716
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	2,158	2,114,354
2.50%, 10/21/22 (Call 10/21/21)[a]	32,533	31,387,357
2.63%, 04/19/21[a]	36,892	36,396,551
3.25%, 10/21/27 (Call 10/21/26)[a]	48,360	45,820,147
3.30%, 01/11/23[a]	59,218	58,996,519
3.50%, 04/19/26[a]	39,681	39,084,495
3.88%, 08/01/25	32,047	32,440,185
4.00%, 04/01/24	33,332	34,144,727
4.00%, 01/22/25[a]	36,583	36,776,564
4.10%, 07/24/23	31,423	32,488,117
4.13%, 01/22/24	33,119	34,266,441
4.18%, 11/25/27 (Call 11/25/26)[a]	13,250	13,234,859
4.20%, 08/26/24[a]	34,133	34,842,878
4.25%, 10/22/26[a]	22,305	22,513,469
4.45%, 03/03/26[a]	21,211	21,721,328
4.88%, 04/01/44	951	1,045,923
5.00%, 01/21/44	23,480	26,269,022
5.70%, 01/24/22	10,857	11,834,659
5.88%, 02/07/42	17,640	21,874,283
6.11%, 01/29/37[a]	25,016	30,171,142
7.75%, 05/14/38	13,512	19,215,503
(3 mo. LIBOR US + 0.630%)
2.33%, 10/01/21 (Call 10/01/20)[c]	5,983	5,872,977

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.790%)
3.00%, 12/20/23 (Call 12/20/22)[a,b,c]	$36,569	$35,844,096
(3 mo. LIBOR US + 0.810%)
3.37%, 01/23/26 (Call 01/23/25)[c]	25,983	25,409,106
(3 mo. LIBOR US + 0.930%)
2.82%, 07/21/23 (Call 07/21/22)[c]	15,117	14,753,687
(3 mo. LIBOR US + 1.021%)
2.88%, 04/24/23 (Call 04/24/22)[c]	19,496	19,105,899
(3 mo. LIBOR US + 1.040%)
3.42%, 12/20/28 (Call 12/20/27)[a,b,c]	77,626	74,586,337
(3 mo. LIBOR US + 1.090%)
3.09%, 10/01/25 (Call 10/01/24)[c]	11,276	10,850,676
(3 mo. LIBOR US + 1.160%)
3.12%, 01/20/23 (Call 01/20/22)[c]	15,084	14,964,603
(3 mo. LIBOR US + 1.190%)
3.95%, 01/23/49 (Call 01/23/48)[a,c]	21,014	20,033,558
(3 mo. LIBOR US + 1.370%)
3.59%, 07/21/28 (Call 07/21/27)[a,c]	26,968	26,277,997
(3 mo. LIBOR US + 1.512%)
3.71%, 04/24/28 (Call 04/24/27)[a,c]	29,323	28,843,270
(3 mo. LIBOR US + 1.575%)
3.82%, 01/20/28 (Call 01/20/27)[a,c]	23,296	23,095,228
(3 mo. LIBOR US + 1.814%)
4.24%, 04/24/38 (Call 04/24/37)[a,c]	19,605	19,910,871
(3 mo. LIBOR US + 1.990%)
4.44%, 01/20/48 (Call 01/20/47)[a,c]	25,347	26,243,822
Series L
3.95%, 04/21/25	38,987	38,923,892
Bank of America N.A.
6.00%, 10/15/36[a]	2,903	3,595,508

Security	Principal (000s)	Value
Bank of Montreal
1.90%, 08/27/21[a]	$17,083	$16,406,433
2.35%, 09/11/22[a]	20,396	19,631,807
2.55%, 11/06/22 (Call 10/06/22)[a]	14,205	13,777,903
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)[a]	12,126	11,773,641
2.20%, 08/16/23 (Call 06/16/23)	20,099	18,978,867
2.45%, 11/27/20 (Call 10/27/20)	1,884	1,858,563
2.45%, 08/17/26 (Call 05/17/26)[a]	13,378	12,237,958
2.50%, 04/15/21 (Call 03/15/21)[a]	13,809	13,596,230
2.60%, 02/07/22 (Call 01/07/22)[a]	11,295	11,061,924
2.80%, 05/04/26 (Call 02/04/26)[a]	10,150	9,569,890
2.95%, 01/29/23 (Call 12/29/22)	6,984	6,901,612
3.00%, 02/24/25 (Call 01/24/25)[a]	15,661	15,180,846
3.25%, 05/16/27 (Call 02/16/27)[a]	9,858	9,547,130
3.30%, 08/23/29 (Call 05/23/29)	10,259	9,724,156
3.40%, 01/29/28 (Call 10/29/27)	9,738	9,507,384
3.55%, 09/23/21 (Call 08/23/21)[a]	15,605	15,851,841
3.65%, 02/04/24 (Call 01/05/24)[a]	13,725	13,952,143
(3 mo. LIBOR US + 0.634%)
2.66%, 05/16/23 (Call 05/16/22)[a,c]	2,662	2,594,752
(3 mo. LIBOR US + 1.069%)
3.44%, 02/07/28 (Call 02/07/27)[a,c]	762	748,901
Bank of Nova Scotia (The)
2.45%, 03/22/21[a]	18,701	18,393,311
2.45%, 09/19/22[a]	2,669	2,579,923

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.70%, 03/07/22[a]	$26,185	$25,668,674
2.80%, 07/21/21[a]	10,959	10,861,910
4.38%, 01/13/21[a]	4,564	4,732,765
4.50%, 12/16/25[a]	17,909	18,271,433
Barclays PLC
3.20%, 08/10/21[a]	6,720	6,645,833
3.25%, 01/12/21[a]	6,567	6,525,383
3.65%, 03/16/25[a]	34,488	33,215,807
3.68%, 01/10/23 (Call 01/10/22)	12,988	12,870,269
4.34%, 01/10/28 (Call 01/10/27)[a]	9,443	9,381,367
4.38%, 09/11/24[a]	10,712	10,512,195
4.38%, 01/12/26[a]	28,932	28,977,117
4.84%, 05/09/28 (Call 05/07/27)[a]	28,847	28,396,381
4.95%, 01/10/47[a]	24,061	24,682,334
5.20%, 05/12/26[a]	30,034	30,497,821
5.25%, 08/17/45[a]	18,199	19,536,879
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)[a]	14,091	13,681,327
2.75%, 04/01/22 (Call 03/01/22)[a]	15,909	15,656,389
2.85%, 10/26/24 (Call 09/26/24)[a]	7,879	7,603,989
BNP Paribas SA
4.25%, 10/15/24[a]	13,190	13,465,443
5.00%, 01/15/21	11,070	11,640,649
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23[a]	17,957	17,831,170
BPCE SA
2.65%, 02/03/21[a]	8,848	8,798,886
2.75%, 12/02/21	20,232	19,801,651
4.00%, 04/15/24[a]	22,218	22,753,985
Branch Banking & Trust Co.
2.63%, 01/15/22 (Call 12/15/21)[a]	15,784	15,495,914
3.63%, 09/16/25 (Call 08/16/25)	9,505	9,513,768
3.80%, 10/30/26 (Call 09/30/26)[a]	2,574	2,599,133

Security	Principal (000s)	Value
Canadian Imperial Bank of Commerce
2.55%, 06/16/22[a]	$11,122	$10,829,925
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)	2,292	2,255,696
3.20%, 01/30/23 (Call 12/30/22)	24,380	23,923,331
3.20%, 02/05/25 (Call 01/05/25)[a]	5,705	5,484,044
3.30%, 10/30/24 (Call 09/30/24)	11,654	11,309,998
3.50%, 06/15/23[a]	6,075	6,046,653
3.75%, 04/24/24 (Call 03/24/24)[a]	3,036	3,029,261
3.75%, 07/28/26 (Call 06/28/26)[a]	36,472	34,789,324
3.75%, 03/09/27 (Call 02/09/27)[a]	12,823	12,452,678
3.80%, 01/31/28 (Call 12/31/27)	19,381	18,812,768
4.20%, 10/29/25 (Call 09/29/25)[a]	21,721	21,602,922
4.75%, 07/15/21[a]	7,810	8,184,621
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	17,958	17,322,906
2.65%, 08/08/22 (Call 07/08/22)	4,565	4,403,338
2.95%, 07/23/21 (Call 06/23/21)[a]	19,725	19,504,402
Citigroup Inc.
2.35%, 08/02/21[a]	27,641	26,901,907
2.70%, 03/30/21	30,359	29,982,670
2.70%, 10/27/22 (Call 09/27/22)	7,779	7,555,253
2.75%, 04/25/22 (Call 03/25/22)[a]	33,806	33,038,269
2.90%, 12/08/21 (Call 11/08/21)[a]	30,010	29,617,106
3.20%, 10/21/26 (Call 07/21/26)[a]	46,198	44,078,353
3.30%, 04/27/25[a]	24,537	23,874,776
3.40%, 05/01/26[a]	31,482	30,601,363

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.50%, 05/15/23[a]	$22,095	$21,969,969
3.70%, 01/12/26[a]	38,657	38,443,536
3.75%, 06/16/24	673	676,968
3.88%, 10/25/23[a]	10,156	10,337,171
3.88%, 03/26/25[a]	11,669	11,581,918
4.00%, 08/05/24[a]	14,166	14,288,136
4.05%, 07/30/22[a]	18,341	18,711,175
4.13%, 07/25/28[a]	36,663	36,330,639
4.30%, 11/20/26[a]	18,302	18,495,330
4.40%, 06/10/25	15,713	16,081,883
4.45%, 09/29/27[a]	53,947	54,977,525
4.50%, 01/14/22[a]	38,628	40,300,952
4.60%, 03/09/26[a]	18,348	18,922,691
4.65%, 07/30/45[a]	3,260	3,474,999
4.75%, 05/18/46	31,272	32,016,302
5.30%, 05/06/44	12,089	13,333,709
5.50%, 09/13/25[a]	14,084	15,382,601
5.88%, 01/30/42[a]	14,644	18,148,418
6.63%, 06/15/32[a]	14,163	17,387,683
6.68%, 09/13/43[a]	10,834	14,056,443
8.13%, 07/15/39	24,248	36,666,186
(3 mo. LIBOR US + 0.722%)
3.14%, 01/24/23 (Call 01/24/22)[c]	9,990	9,905,787
(3 mo. LIBOR US + 0.950%)
2.88%, 07/24/23 (Call 07/24/22)[a,c]	13,901	13,572,001
(3 mo. LIBOR US + 1.151%)
3.52%, 10/27/28 (Call 10/27/27)[c]	25,113	24,233,500
(3 mo. LIBOR US + 1.168%)
3.88%, 01/24/39 (Call 01/24/38)[c]	15,708	15,147,812
(3 mo. LIBOR US + 1.390%)
3.67%, 07/24/28 (Call 07/24/27)[c]	23,455	22,973,933
(3 mo. LIBOR US + 1.563%)
3.89%, 01/10/28 (Call 01/10/27)[a,c]	27,205	27,114,290
(3 mo. LIBOR US + 1.839%)
4.28%, 04/24/48 (Call 04/24/47)[a,c]	4,167	4,196,590

Security	Principal (000s)	Value
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	$2,727	$2,674,601
Citizens Financial Group Inc.
4.30%, 12/03/25 (Call 11/03/25)[a]	9,880	10,053,014
Commonwealth Bank of Australia/New York NY
2.40%, 11/02/20	5,241	5,158,924
2.55%, 03/15/21	2,180	2,148,600
Cooperatieve Rabobank UA
3.75%, 07/21/26[a]	21,286	20,660,343
3.88%, 02/08/22[a]	41,340	42,266,905
3.95%, 11/09/22[a]	22,484	22,772,740
4.38%, 08/04/25[a]	20,617	20,972,738
4.63%, 12/01/23[a]	25,399	26,441,162
5.25%, 05/24/41[a]	18,076	21,439,620
5.25%, 08/04/45[a]	8,286	9,187,363
5.75%, 12/01/43[a]	9,362	11,065,784
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21[a]	8,211	8,073,858
2.75%, 01/10/22[a]	10,881	10,702,882
2.75%, 01/10/23	17,707	17,262,066
3.38%, 05/21/25[a]	16,175	15,956,696
Credit Suisse AG/New York NY
3.00%, 10/29/21	24,638	24,495,484
3.63%, 09/09/24[a]	39,237	39,156,709
Credit Suisse Group Funding Guernsey Ltd.
3.45%, 04/16/21[a]	18,015	18,079,330
3.75%, 03/26/25[a]	26,811	26,442,909
3.80%, 09/15/22[a]	26,510	26,748,028
3.80%, 06/09/23[a]	22,314	22,427,150
4.55%, 04/17/26[a]	28,829	29,838,574
4.88%, 05/15/45[a]	20,884	22,230,199
Deutsche Bank AG
3.13%, 01/13/21	7,155	7,088,979
3.38%, 05/12/21[a]	28,758	28,603,541
4.10%, 01/13/26[a]	803	785,300
4.25%, 10/14/21[a]	22,726	23,198,905
Deutsche Bank AG/London
3.70%, 05/30/24[a]	15,701	15,332,520

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Deutsche Bank AG/New York NY
3.30%, 11/16/22[a]	$12,986	$12,676,949
3.95%, 02/27/23	15,000	14,955,502
Discover Bank
3.20%, 08/09/21 (Call 07/09/21)	6,963	6,922,640
3.45%, 07/27/26 (Call 04/27/26)[a]	5,255	4,980,232
4.20%, 08/08/23	7,427	7,640,714
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)[a]	3,401	3,510,947
8.25%, 03/01/38	13,241	19,160,086
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)[a]	2,550	2,485,583
2.88%, 10/01/21 (Call 09/01/21)[a]	15,518	15,389,089
3.85%, 03/15/26 (Call 02/15/26)[a]	3,029	3,013,107
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)[a]	31,211	30,199,086
2.60%, 12/27/20 (Call 12/27/19)	2,932	2,896,782
2.63%, 04/25/21 (Call 03/25/21)[a]	22,715	22,332,557
2.88%, 02/25/21 (Call 01/25/21)[a]	16,884	16,765,093
3.00%, 04/26/22 (Call 04/26/21)[a]	38,652	38,084,152
3.20%, 02/23/23 (Call 01/23/23)	25,234	24,852,787
3.50%, 01/23/25 (Call 10/23/24)[a]	29,092	28,506,884
3.50%, 11/16/26 (Call 11/16/25)[a]	31,861	30,682,780
3.63%, 01/22/23[a]	37,065	37,300,033
3.75%, 05/22/25 (Call 02/22/25)[a]	37,804	37,587,387
3.75%, 02/25/26 (Call 11/25/25)[a]	27,620	27,271,869
3.85%, 07/08/24 (Call 04/08/24)[a]	32,895	33,115,683

Security	Principal (000s)	Value
3.85%, 01/26/27 (Call 01/26/26)[a]	$29,511	$29,104,471
4.00%, 03/03/24[a]	33,681	34,283,711
4.25%, 10/21/25[a]	11,801	11,891,463
4.75%, 10/21/45 (Call 04/21/45)[a]	29,238	31,068,714
4.80%, 07/08/44 (Call 01/08/44)[a]	21,158	22,604,545
5.15%, 05/22/45[a]	11,746	12,653,349
5.25%, 07/27/21[a]	39,355	41,893,787
5.75%, 01/24/22[a]	53,819	58,366,474
5.95%, 01/15/27	9,352	10,543,827
6.13%, 02/15/33[a]	22,887	27,567,936
6.25%, 02/01/41[a]	31,418	39,993,967
6.45%, 05/01/36	855	1,045,676
6.75%, 10/01/37	68,691	86,568,588
(3 mo. LIBOR US + 0.821%)
2.88%, 10/31/22 (Call 10/31/21)[c]	41,288	40,490,551
(3 mo. LIBOR US + 0.990%)
2.91%, 07/24/23 (Call 07/24/22)[c]	25,848	25,154,085
(3 mo. LIBOR US + 1.053%)
2.91%, 06/05/23 (Call 06/05/22)[a,c]	15,123	14,739,284
(3 mo. LIBOR US + 1.158%)
3.81%, 04/23/29 (Call 04/23/28)[a,c]	33,941	33,161,351
(3 mo. LIBOR US + 1.201%)
3.27%, 09/29/25 (Call 09/29/24)[c]	32,861	31,753,571
(3 mo. LIBOR US + 1.373%)
4.02%, 10/31/38 (Call 10/31/37)[c]	27,392	26,415,453
(3 mo. LIBOR US + 1.510%)
3.69%, 06/05/28 (Call 06/05/27)[a,c]	31,202	30,262,658
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35[a]	6,572	7,821,596
5.88%, 11/01/34[a]	10,377	12,625,507
HSBC Holdings PLC
2.65%, 01/05/22[a]	28,104	27,358,488
2.95%, 05/25/21[a]	33,221	32,895,192

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.40%, 03/08/21[a]	$40,750	$40,956,953
3.60%, 05/25/23[a]	20,037	20,115,257
3.90%, 05/25/26[a]	34,010	34,032,154
4.00%, 03/30/22[a]	24,988	25,602,150
4.25%, 03/14/24[a]	22,271	22,516,981
4.25%, 08/18/25[a]	21,437	21,380,576
4.30%, 03/08/26[a]	48,108	49,477,620
4.38%, 11/23/26[a]	17,615	17,697,683
4.88%, 01/14/22[a]	6,914	7,284,526
5.10%, 04/05/21[a]	31,856	33,594,700
5.25%, 03/14/44[a]	29,807	32,671,637
6.10%, 01/14/42	6,948	8,923,960
6.50%, 05/02/36[a]	24,039	29,626,015
6.50%, 09/15/37[a]	25,497	31,701,445
6.80%, 06/01/38[a]	25,049	32,199,708
(3 mo. LIBOR US + 0.923%)
3.03%, 11/22/23 (Call 11/22/22)[a,c]	11,968	11,718,555
(3 mo. LIBOR US + 1.055%)
3.26%, 03/13/23 (Call 03/13/22)[a,c]	17,348	17,214,389
(3 mo. LIBOR US + 1.546%)
4.04%, 03/13/28 (Call 03/13/27)[a,c]	6,735	6,750,443
HSBC USA Inc.
3.50%, 06/23/24[a]	12,088	12,024,265
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)[a]	7,028	6,770,077
3.15%, 03/14/21 (Call 02/14/21)[a]	22,061	22,089,794
ING Groep NV
3.15%, 03/29/22[a]	19,677	19,455,718
3.95%, 03/29/27[a]	23,133	23,115,188
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)[a]	25,875	25,183,993
2.40%, 06/07/21 (Call 05/07/21)[a]	18,379	18,015,752
2.55%, 03/01/21 (Call 02/01/21)[a]	33,665	33,224,860
2.70%, 05/18/23 (Call 03/18/23)[a]	28,327	27,509,055

Security	Principal (000s)	Value
2.95%, 10/01/26 (Call 07/01/26)[a]	$46,123	$43,384,479
2.97%, 01/15/23 (Call 01/15/22)[a]	23,800	23,418,162
3.13%, 01/23/25 (Call 10/23/24)[a]	33,278	32,307,946
3.20%, 01/25/23[a]	30,673	30,533,778
3.20%, 06/15/26 (Call 03/15/26)	25,486	24,495,112
3.25%, 09/23/22[a]	36,040	36,003,899
3.30%, 04/01/26 (Call 01/01/26)[a]	33,991	32,911,871
3.38%, 05/01/23[a]	26,835	26,647,877
3.63%, 05/13/24[a]	25,631	25,736,830
3.63%, 12/01/27 (Call 12/01/26)[a]	19,801	19,104,668
3.88%, 02/01/24[a]	21,445	21,925,544
3.88%, 09/10/24[a]	37,305	37,607,797
3.90%, 07/15/25 (Call 04/15/25)[a]	35,446	35,981,819
4.13%, 12/15/26[a]	27,005	27,325,798
4.25%, 10/01/27[a]	18,694	19,059,511
4.35%, 08/15/21[a]	36,977	38,428,595
4.50%, 01/24/22[a]	44,200	46,261,705
4.63%, 05/10/21[a]	23,087	24,194,082
4.85%, 02/01/44	10,791	11,866,539
4.95%, 06/01/45[a]	15,154	16,329,729
5.40%, 01/06/42[a]	19,179	22,578,679
5.50%, 10/15/40	8,425	10,014,133
5.60%, 07/15/41[a]	23,332	28,116,658
5.63%, 08/16/43	14,520	16,897,527
6.40%, 05/15/38[a]	31,304	40,769,966
(3 mo. LIBOR US + 0.935%)
2.78%, 04/25/23 (Call 04/25/22)[c]	16,551	16,218,990
(3 mo. LIBOR US + 0.945%)
3.51%, 01/23/29 (Call 01/23/28)[c]	11,022	10,677,127
(3 mo. LIBOR US + 1.155%)
3.22%, 03/01/25 (Call 03/01/24)[a,c]	20,088	19,695,115
(3 mo. LIBOR US + 1.220%)
3.90%, 01/23/49 (Call 01/23/48)[a,c]	20,396	19,252,141

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 1.337%)
3.78%, 02/01/28 (Call 02/01/27)[a,c]	$23,697	$23,578,724
(3 mo. LIBOR US + 1.360%)
3.88%, 07/24/38 (Call 07/24/37)[a,c]	35,357	34,223,274
(3 mo. LIBOR US + 1.380%)
3.54%, 05/01/28 (Call 05/01/27)[a,c]	16,073	15,700,357
3.96%, 11/15/48 (Call 11/15/47)[a,c]	21,983	20,990,125
(3 mo. LIBOR US + 1.460%)
4.03%, 07/24/48 (Call 07/24/47)[a,c]	20,968	20,252,056
(3 mo. LIBOR US + 1.580%)
4.26%, 02/22/48 (Call 02/22/47)[a,c]	23,961	23,918,853
KeyBank N.A./Cleveland OH
3.30%, 06/01/25[a]	3,847	3,799,486
KeyCorp
5.10%, 03/24/21[a]	2,640	2,796,521
Lloyds Banking Group PLC
3.00%, 01/11/22[a]	15,323	15,079,631
3.10%, 07/06/21	7,921	7,864,663
3.57%, 11/07/28 (Call 11/07/27)[a]	27,334	25,937,424
3.75%, 01/11/27[a]	20,951	20,388,432
4.34%, 01/09/48[a]	19,184	18,126,597
4.50%, 11/04/24[a]	12,923	13,112,428
4.58%, 12/10/25	20,346	20,562,075
4.65%, 03/24/26[a]	24,022	24,421,265
5.30%, 12/01/45[a]	1,981	2,165,832
(3 mo. LIBOR US + 0.810%)
2.91%, 11/07/23 (Call 11/07/22)[a,c]	28,330	27,396,640
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)[a]	1,422	1,373,241
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	18,735	18,116,691
2.67%, 07/25/22[a]	16,508	16,043,549
2.76%, 09/13/26[a]	11,715	10,831,854

Security	Principal (000s)	Value
2.95%, 03/01/21[a]	$41,223	$41,094,475
3.00%, 02/22/22[a]	4,277	4,226,001
3.29%, 07/25/27[a]	22,238	21,279,031
3.68%, 02/22/27[a]	17,403	17,201,571
3.85%, 03/01/26[a]	38,893	39,008,660
Mizuho Financial Group Inc.
2.27%, 09/13/21	16,025	15,487,352
2.60%, 09/11/22[a]	15,480	14,910,986
2.84%, 09/13/26[a]	9,023	8,375,527
2.95%, 02/28/22	19,471	19,139,495
3.17%, 09/11/27[a]	19,770	18,693,873
Morgan Stanley
2.50%, 04/21/21[a]	32,644	32,081,319
2.63%, 11/17/21[a]	37,702	36,898,186
2.75%, 05/19/22[a]	39,730	38,841,756
3.13%, 01/23/23	33,772	33,274,062
3.13%, 07/27/26	41,423	39,277,993
3.63%, 01/20/27	36,301	35,541,100
3.70%, 10/23/24[a]	35,399	35,406,051
3.75%, 02/25/23[a]	26,372	26,746,609
3.88%, 01/27/26[a]	42,943	43,080,366
3.95%, 04/23/27[a]	24,154	23,750,964
4.00%, 07/23/25[a]	41,410	41,997,186
4.10%, 05/22/23[a]	17,396	17,704,671
4.30%, 01/27/45[a]	30,669	30,774,753
4.35%, 09/08/26	30,297	30,805,990
4.38%, 01/22/47[a]	40,989	41,536,588
4.88%, 11/01/22[a]	25,151	26,532,295
5.00%, 11/24/25[a]	21,393	22,772,183
5.50%, 07/28/21[a]	36,464	39,104,829
5.75%, 01/25/21[a]	15,654	16,782,860
6.38%, 07/24/42[a]	24,959	32,277,104
7.25%, 04/01/32[a]	12,084	16,002,659
(3 mo. LIBOR US + 1.140%)
3.77%, 01/24/29 (Call 01/24/28)[a,c]	38,249	37,444,539
(3 mo. LIBOR US + 1.340%)
3.59%, 07/22/28 (Call 07/22/27)[a,c]	33,516	32,412,033
(3 mo. LIBOR US + 1.455%)
3.97%, 07/22/38 (Call 07/22/37)[a,c]	8,891	8,643,160
Series F
3.88%, 04/29/24[a]	36,284	36,684,877

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
National Australia Bank Ltd./New York
1.88%, 07/12/21	$13,879	$13,334,294
2.50%, 05/22/22	2,831	2,745,421
2.50%, 07/12/26[a]	23,925	21,875,522
2.63%, 01/14/21	3,147	3,111,004
2.80%, 01/10/22	14,078	13,882,738
3.00%, 01/20/23	9,603	9,450,511
3.38%, 01/14/26	8,460	8,281,413
Northern Trust Corp.
3.95%, 10/30/25[a]	20,638	21,188,250
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[d]	14,331	13,953,359
2.45%, 07/28/22 (Call 06/28/22)[a,d]	1,367	1,325,817
2.55%, 12/09/21 (Call 11/09/21)[a,d]	11,815	11,571,759
2.63%, 02/17/22 (Call 01/18/22)[a,d]	17,722	17,366,403
2.70%, 11/01/22 (Call 10/01/22)[d]	21,889	21,260,576
2.95%, 01/30/23 (Call 12/30/22)[d]	11,926	11,697,578
2.95%, 02/23/25 (Call 01/24/25)[d]	13,200	12,746,573
3.10%, 10/25/27 (Call 09/25/27)[d]	2,938	2,805,908
3.25%, 06/01/25 (Call 05/02/25)[d]	18,440	18,083,479
3.80%, 07/25/23 (Call 06/25/23)[a,d]	12,012	12,220,101
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)[d]	3,494	3,356,304
3.30%, 03/08/22 (Call 02/06/22)[a,d]	10,630	10,687,939
3.90%, 04/29/24 (Call 03/29/24)[d]	7,596	7,729,985
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)[a]	15,289	14,924,256

Security	Principal (000s)	Value
Royal Bank of Canada
2.50%, 01/19/21[a]	$13,222	$13,082,037
2.75%, 02/01/22[a]	6,302	6,228,320
4.65%, 01/27/26[a]	27,895	28,918,163
Royal Bank of Scotland Group PLC
3.88%, 09/12/23[a]	40,882	40,605,760
4.80%, 04/05/26[a]	22,482	23,242,505
(3 mo. LIBOR US + 1.480%)
3.50%, 05/15/23 (Call 05/15/22)[a,c]	366	360,422
Santander Holdings USA Inc.
3.70%, 03/28/22 (Call 02/28/22)[b]	23,538	23,524,899
4.40%, 07/13/27 (Call 06/13/27)[a,b]	5,831	5,798,142
4.50%, 07/17/25 (Call 04/17/25)	3,804	3,858,587
Santander UK Group Holdings PLC
2.88%, 08/05/21	21,204	20,781,008
3.13%, 01/08/21	11,330	11,270,207
3.57%, 01/10/23 (Call 01/10/22)[a]	23,531	23,329,603
(3 mo. LIBOR US + 1.400%)
3.82%, 11/03/28 (Call 11/03/27)[a,c]	18,876	18,049,278
Santander UK PLC
4.00%, 03/13/24[a]	9,950	10,127,797
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21[a]	15,964	15,242,414
2.63%, 03/15/21[a]	14,953	14,746,614
State Street Corp.
1.95%, 05/19/21	3,605	3,491,836
2.65%, 05/19/26[a]	7,831	7,313,222
3.10%, 05/15/23[a]	6,306	6,207,361
3.30%, 12/16/24[a]	18,011	17,949,862
3.55%, 08/18/25[a]	12,943	12,979,200
3.70%, 11/20/23[a]	9,692	9,947,238
4.38%, 03/07/21[a]	4,556	4,743,555
Sumitomo Mitsui Banking Corp.
3.20%, 07/18/22[a]	8,577	8,514,107

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	$19,100	$18,441,273
2.44%, 10/19/21[a]	17,640	17,182,362
2.63%, 07/14/26[a]	30,794	28,206,032
2.78%, 07/12/22[a]	27,022	26,371,780
2.78%, 10/18/22[a]	15,993	15,549,089
2.85%, 01/11/22	13,028	12,806,217
2.93%, 03/09/21[a]	18,174	18,101,924
3.01%, 10/19/26[a]	19,905	18,743,653
3.10%, 01/17/23	750	739,580
3.35%, 10/18/27[a]	10,571	10,166,606
3.36%, 07/12/27[a]	26,029	25,087,221
3.45%, 01/11/27[a]	17,535	17,047,320
3.54%, 01/17/28	14,695	14,338,327
3.78%, 03/09/26	15,289	15,263,788
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	2,361	2,286,111
3.30%, 05/15/26 (Call 04/15/26)	9,987	9,596,128
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	2,809	2,755,541
2.90%, 03/03/21 (Call 02/03/21)	11,898	11,846,248
Svenska Handelsbanken AB
1.88%, 09/07/21[a]	9,924	9,500,327
2.45%, 03/30/21[a]	23,732	23,257,229
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)[a]	17,303	16,897,712
Toronto-Dominion Bank (The)
1.80%, 07/13/21	10,911	10,499,472
2.13%, 04/07/21[a]	25,285	24,653,730
2.50%, 12/14/20[a]	5,488	5,433,912
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)[a]	6,368	6,275,693
2.63%, 01/24/22 (Call 12/23/21)[a]	10,748	10,569,734
2.95%, 07/15/22 (Call 06/15/22)[a]	12,275	12,140,579

Security	Principal (000s)	Value
3.00%, 03/15/22 (Call 02/15/22)[a]	$1,623	$1,620,020
3.10%, 04/27/26 (Call 03/27/26)[a]	7,864	7,501,867
3.70%, 01/30/24 (Call 12/29/23)[a]	13,074	13,316,476
4.13%, 05/24/21 (Call 04/23/21)[a]	3,109	3,221,876
Series F
3.60%, 09/11/24 (Call 08/11/24)[a]	13,134	13,257,022
Series V
2.38%, 07/22/26 (Call 06/22/26)[a]	24,999	22,745,210
Series X
3.15%, 04/27/27 (Call 03/27/27)[a]	19,835	19,071,237
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)[a]	14,698	14,102,296
2.85%, 01/23/23 (Call 12/23/22)[a]	13,139	12,971,319
Wachovia Corp.
5.50%, 08/01/35[a]	9,244	10,456,959
Wells Fargo & Co.
2.10%, 07/26/21[a]	37,194	35,904,741
2.50%, 03/04/21[a]	32,051	31,479,845
2.63%, 07/22/22[a]	44,577	43,249,359
3.00%, 01/22/21[a]	6,952	6,936,877
3.00%, 02/19/25[a]	41,179	39,526,034
3.00%, 04/22/26	55,224	52,242,451
3.00%, 10/23/26[a]	52,199	49,206,478
3.07%, 01/24/23 (Call 01/24/22)[a]	47,687	47,045,948
3.30%, 09/09/24[a]	25,814	25,429,356
3.50%, 03/08/22[a]	29,471	29,667,707
3.55%, 09/29/25	38,003	37,652,696
3.90%, 05/01/45[a]	13,661	13,148,327
4.10%, 06/03/26	24,888	24,926,835
4.13%, 08/15/23	14,706	15,044,316
4.30%, 07/22/27[a]	27,368	27,775,583
4.40%, 06/14/46[a]	11,824	11,627,472
4.60%, 04/01/21[a]	33,389	34,840,153

52	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.65%, 11/04/44	$30,098	$30,663,298
4.75%, 12/07/46[a]	34,622	35,812,768
4.90%, 11/17/45[a]	21,485	22,719,745
5.38%, 02/07/35[a]	10,780	12,595,310
5.38%, 11/02/43[a]	32,692	36,632,125
5.61%, 01/15/44	22,778	26,294,960
(3 mo. LIBOR US + 1.310%)
3.58%, 05/22/28 (Call 05/22/27)[a,c]	27,135	26,471,503
Series M
3.45%, 02/13/23[a]	26,217	26,030,692
Wells Fargo Bank N.A.
5.85%, 02/01/37	11,165	13,577,966
6.60%, 01/15/38[a]	14,951	19,716,823
Westpac Banking Corp.
2.00%, 08/19/21	19,992	19,325,679
2.10%, 05/13/21	15,497	15,044,957
2.50%, 06/28/22[a]	4,389	4,256,553
2.60%, 11/23/20	19,802	19,604,265
2.70%, 08/19/26[a]	18,413	17,062,707
2.80%, 01/11/22	14,899	14,717,219
2.85%, 05/13/26[a]	24,072	22,631,077
3.35%, 03/08/27[a]	14,349	13,910,446
3.40%, 01/25/28[a]	17,097	16,587,773

		9,120,956,609
BEVERAGES — 3.40%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23[a]	5,850	5,669,454
2.65%, 02/01/21 (Call 01/01/21)[a]	89,340	88,542,623
3.30%, 02/01/23 (Call 12/01/22)[a]	67,310	67,116,369
3.65%, 02/01/26 (Call 11/01/25)[a]	143,396	141,886,298
3.70%, 02/01/24[a]	4,066	4,127,445
4.00%, 01/17/43[a]	9,856	9,255,503
4.63%, 02/01/44	6,200	6,374,598
4.70%, 02/01/36 (Call 08/01/35)[a]	78,815	83,047,894
4.90%, 02/01/46 (Call 08/01/45)[a]	145,832	155,337,356

Security	Principal (000s)	Value
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	$33,489	$32,547,996
3.75%, 01/15/22[a]	36,848	37,628,061
3.75%, 07/15/42[a]	14,762	13,363,548
4.44%, 10/06/48 (Call 04/06/48)[a]	19,809	19,795,623
4.95%, 01/15/42	12,671	13,611,666
8.20%, 01/15/39	18,213	27,145,014
Coca-Cola Co. (The)
1.55%, 09/01/21[a]	1,750	1,679,579
2.25%, 09/01/26[a]	15,924	14,724,316
2.50%, 04/01/23[a]	8,739	8,528,283
2.88%, 10/27/25[a]	23,607	22,946,955
3.15%, 11/15/20	12,919	13,068,916
3.20%, 11/01/23[a]	6,500	6,565,898
3.30%, 09/01/21	11,439	11,612,007
Constellation Brands Inc.
4.25%, 05/01/23[a]	2,723	2,818,388
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	11,511	11,170,055
Diageo Investment Corp.
2.88%, 05/11/22[a]	14,774	14,654,604
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	15,785	15,226,831
3.00%, 07/15/26 (Call 04/15/26)[a]	25,187	23,513,576
4.20%, 07/15/46 (Call 01/15/46)[a]	31,765	29,757,357
5.00%, 05/01/42[a]	6,561	6,920,385
Pepsi-Cola Metropolitan Bottling Co. Inc.
Series B
7.00%, 03/01/29[a]	12,522	16,411,000
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	2,254	2,160,589
2.25%, 05/02/22 (Call 04/02/22)[a]	12,497	12,153,980
2.38%, 10/06/26 (Call 07/06/26)[a]	8,487	7,800,024
2.75%, 03/05/22[a]	17,072	16,905,133

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.75%, 03/01/23[a]	$19,119	$18,906,292
2.75%, 04/30/25 (Call 01/30/25)[a]	13,868	13,329,727
2.85%, 02/24/26 (Call 11/24/25)[a]	10,452	10,015,078
3.00%, 08/25/21[a]	2,804	2,814,253
3.00%, 10/15/27 (Call 07/15/27)[a]	16,598	15,944,772
3.10%, 07/17/22 (Call 05/17/22)	5,391	5,413,125
3.13%, 11/01/20[a]	3,758	3,795,370
3.45%, 10/06/46 (Call 04/06/46)[a]	19,872	18,099,712
3.60%, 03/01/24 (Call 12/01/23)[a]	9,981	10,170,452
4.00%, 03/05/42[a]	5,638	5,662,267
4.00%, 05/02/47 (Call 11/02/46)[a]	9,435	9,438,256
4.45%, 04/14/46 (Call 10/14/45)[a]	23,363	25,005,403
4.88%, 11/01/40[a]	11,640	13,200,446
5.50%, 01/15/40[a]	12,838	15,762,245

		1,111,624,722
BIOTECHNOLOGY — 2.36%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)[a]	1,646	1,579,331
2.25%, 08/19/23 (Call 06/19/23)[a]	9,399	8,868,706
2.60%, 08/19/26 (Call 05/19/26)[a]	22,452	20,531,840
2.65%, 05/11/22 (Call 04/11/22)[a]	20,130	19,660,808
3.13%, 05/01/25 (Call 02/01/25)	18,162	17,556,755
3.63%, 05/15/22 (Call 02/15/22)[a]	13,631	13,806,695
3.63%, 05/22/24 (Call 02/22/24)[a]	18,524	18,621,503
3.88%, 11/15/21 (Call 08/15/21)[a]	9,116	9,334,831
4.10%, 06/15/21 (Call 03/15/21)[a]	27,971	28,849,130

Security	Principal (000s)	Value
4.40%, 05/01/45 (Call 11/01/44)[a]	$19,188	$18,953,145
4.56%, 06/15/48 (Call 12/15/47)	16,091	16,162,373
4.66%, 06/15/51 (Call 12/15/50)[a]	45,933	46,395,086
5.15%, 11/15/41 (Call 05/15/41)[a]	12,206	13,641,722
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	21,183	21,095,124
5.25%, 06/23/45 (Call 12/23/44)[a]	10,035	10,832,314
Biogen Inc.
3.63%, 09/15/22[a]	15,652	15,858,581
4.05%, 09/15/25 (Call 06/15/25)[a]	23,877	24,427,009
5.20%, 09/15/45 (Call 03/15/45)	19,796	21,547,863
Celgene Corp.
2.75%, 02/15/23 (Call 01/15/23)[a]	5,117	4,953,143
3.25%, 08/15/22[a]	14,037	13,938,314
3.25%, 02/20/23 (Call 01/20/23)	10,000	9,905,194
3.45%, 11/15/27 (Call 08/15/27)[a]	13,724	13,037,615
3.55%, 08/15/22[a]	12,869	12,932,636
3.63%, 05/15/24 (Call 02/15/24)[a]	12,238	12,155,214
3.88%, 08/15/25 (Call 05/15/25)[a]	32,563	32,475,741
3.90%, 02/20/28 (Call 11/20/27)	10,000	9,836,344
4.35%, 11/15/47 (Call 05/15/47)[a]	15,435	14,558,030
4.55%, 02/20/48 (Call 08/20/47)	10,000	9,721,357
4.63%, 05/15/44 (Call 11/15/43)[a]	14,088	13,860,872
5.00%, 08/15/45 (Call 02/15/45)	24,741	25,601,398
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)[a]	1,451	1,390,553

54	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.95%, 03/01/27 (Call 12/01/26)[a]	$20,779	$19,576,253
3.25%, 09/01/22 (Call 07/01/22)[a]	3,556	3,564,353
3.50%, 02/01/25 (Call 11/01/24)[a]	24,921	24,822,450
3.65%, 03/01/26 (Call 12/01/25)[a]	36,180	36,133,773
3.70%, 04/01/24 (Call 01/01/24)[a]	27,655	28,082,773
4.00%, 09/01/36 (Call 03/01/36)[a]	13,174	13,005,570
4.15%, 03/01/47 (Call 09/01/46)[a]	21,039	20,350,520
4.40%, 12/01/21 (Call 09/01/21)[a]	7,486	7,830,620
4.50%, 04/01/21 (Call 01/01/21)[a]	7,032	7,335,732
4.50%, 02/01/45 (Call 08/01/44)	23,935	24,402,819
4.60%, 09/01/35 (Call 03/01/35)[a]	15,505	16,436,644
4.75%, 03/01/46 (Call 09/01/45)	26,216	27,679,582
4.80%, 04/01/44 (Call 10/01/43)	21,868	23,167,569
5.65%, 12/01/41 (Call 06/01/41)	12,811	15,057,034

		769,534,919
CHEMICALS — 1.08%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[a]	13,235	13,035,333
3.50%, 10/01/24 (Call 07/01/24)[a]	17,266	17,220,133
4.13%, 11/15/21 (Call 08/15/21)[a]	3,112	3,214,896
4.25%, 11/15/20 (Call 08/15/20)[a]	10,888	11,212,553
4.38%, 11/15/42 (Call 05/15/42)[a]	13,858	13,853,071
5.25%, 11/15/41 (Call 05/15/41)	10,804	11,905,217

Security	Principal (000s)	Value
7.38%, 11/01/29[a]	$7,774	$10,109,276
9.40%, 05/15/39	10,193	16,452,810
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)[a]	6,779	6,852,092
3.80%, 03/15/25 (Call 12/15/24)[a]	645	655,102
4.65%, 10/15/44 (Call 04/15/44)[a]	9,954	10,312,809
EI du Pont de Nemours & Co.
2.80%, 02/15/23[a]	15,465	15,198,221
3.63%, 01/15/21[a]	9,218	9,409,765
4.15%, 02/15/43[a]	8,367	8,229,722
LYB International Finance BV
4.00%, 07/15/23[a]	11,135	11,356,598
4.88%, 03/15/44 (Call 09/15/43)	13,177	13,811,437
5.25%, 07/15/43[a]	9,691	10,686,236
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)[a]	15,833	15,383,477
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)[a]	8,054	7,872,642
5.75%, 04/15/24 (Call 01/15/24)	15,216	16,849,327
6.00%, 11/15/21 (Call 08/17/21)	8,921	9,696,762
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)[a]	11,674	11,546,138
4.40%, 07/15/44 (Call 01/15/44)[a]	9,724	9,604,908
4.70%, 07/15/64 (Call 01/15/64)	10,714	10,671,058
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)[a]	8,613	8,839,721
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	8,081	8,090,877
Rohm & Haas Co.
7.85%, 07/15/29[a]	10,122	13,559,771

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)[a]	$17,831	$17,378,802
3.45%, 06/01/27 (Call 03/01/27)[a]	22,167	21,350,603
4.50%, 06/01/47 (Call 12/01/46)[a]	12,921	12,881,918
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	6,290	6,118,628

		353,359,903
COMMERCIAL SERVICES — 0.18%
Automatic Data Processing Inc.
3.38%, 09/15/25 (Call 06/15/25)	13,646	13,686,942
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)[a]	13,567	12,597,018
3.95%, 12/01/47 (Call 06/01/47)[b]	596	569,162
4.35%, 12/08/21	5,538	5,784,304
5.50%, 12/08/41	703	830,348
S&P Global Inc.
4.40%, 02/15/26 (Call 11/15/25)	11,711	12,330,813
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)[a]	5,997	6,072,897
4.80%, 04/01/26 (Call 01/01/26)[a]	7,694	8,093,361

		59,964,845
COMPUTERS — 3.87%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	16,686	15,976,104
2.10%, 09/12/22 (Call 08/12/22)	4,337	4,165,835
2.15%, 02/09/22[a]	8,788	8,530,171
2.25%, 02/23/21 (Call 01/23/21)	24,322	23,951,072
2.30%, 05/11/22 (Call 04/11/22)	15,039	14,631,678
2.40%, 01/13/23 (Call 12/13/22)[a]	8,461	8,203,611

Security	Principal (000s)	Value
2.40%, 05/03/23[a]	$64,649	$62,523,871
2.45%, 08/04/26 (Call 05/04/26)[a]	45,623	42,186,270
2.50%, 02/09/22 (Call 01/09/22)[a]	13,774	13,543,974
2.50%, 02/09/25[a]	21,343	20,169,314
2.70%, 05/13/22[a]	10,498	10,378,008
2.75%, 01/13/25 (Call 11/13/24)	17,478	16,790,756
2.85%, 05/06/21[a]	36,900	36,932,970
2.85%, 02/23/23 (Call 12/23/22)[a]	13,346	13,201,208
2.85%, 05/11/24 (Call 03/11/24)[a]	23,698	23,116,212
2.90%, 09/12/27 (Call 06/12/27)[a]	24,073	22,789,960
3.00%, 02/09/24 (Call 12/09/23)[a]	22,126	21,793,411
3.00%, 06/20/27 (Call 03/20/27)[a]	12,967	12,406,049
3.00%, 11/13/27 (Call 08/13/27)[a]	17,745	16,950,196
3.20%, 05/13/25[a]	17,221	16,981,186
3.20%, 05/11/27 (Call 02/11/27)	34,141	33,198,169
3.25%, 02/23/26 (Call 11/23/25)[a]	34,407	33,846,145
3.35%, 02/09/27 (Call 11/09/26)	34,317	33,803,858
3.45%, 05/06/24[a]	34,302	34,555,567
3.45%, 02/09/45[a]	24,282	22,076,706
3.75%, 09/12/47 (Call 03/12/47)[a]	12,821	12,202,651
3.75%, 11/13/47 (Call 05/13/47)[a]	18,417	17,561,494
3.85%, 05/04/43[a]	38,578	37,574,640
3.85%, 08/04/46 (Call 02/04/46)[a]	26,469	25,611,632
4.25%, 02/09/47 (Call 08/09/46)	15,892	16,361,648
4.38%, 05/13/45	27,939	29,296,749
4.45%, 05/06/44[a]	8,806	9,333,550
4.50%, 02/23/36 (Call 08/23/35)[a]	14,498	15,743,941

56	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.65%, 02/23/46 (Call 08/23/45)	$41,906	$45,632,713
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)[a,b]	47,485	48,503,473
5.45%, 06/15/23 (Call 04/15/23)[a,b]	45,275	47,784,140
6.02%, 06/15/26 (Call 03/15/26)[a,b]	50,393	53,765,451
8.10%, 07/15/36 (Call 01/15/36)[b]	21,880	26,828,267
8.35%, 07/15/46 (Call 01/15/46)[a,b]	27,254	34,511,064
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)[a]	17,138	17,796,351
4.90%, 10/15/25 (Call 07/15/25)[a]	31,884	32,999,959
6.20%, 10/15/35 (Call 04/15/35)[a]	11,745	12,476,799
6.35%, 10/15/45 (Call 04/15/45)[a]	11,153	11,698,510
HP Inc.
4.30%, 06/01/21	14,222	14,698,002
4.38%, 09/15/21[a]	13,490	13,978,061
4.65%, 12/09/21[a]	21,209	22,226,302
6.00%, 09/15/41[a]	14,792	15,698,689
International Business Machines Corp.
1.88%, 08/01/22	12,697	12,057,116
2.25%, 02/19/21[a]	10,611	10,425,409
2.50%, 01/27/22[a]	10,366	10,166,238
2.88%, 11/09/22[a]	9,415	9,289,055
3.30%, 01/27/27[a]	1,282	1,264,848
3.38%, 08/01/23[a]	11,816	11,901,613
3.45%, 02/19/26[a]	21,024	21,072,301
3.63%, 02/12/24[a]	20,146	20,471,894
4.00%, 06/20/42[a]	14,480	14,560,145
4.70%, 02/19/46[a]	1,372	1,538,873
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)[a,b]	15,222	15,063,996
4.75%, 06/01/23[a]	4,209	4,220,274
4.75%, 01/01/25[a]	6,645	6,436,495

		1,263,454,644

Security	Principal (000s)	Value
COSMETICS & PERSONAL CARE — 0.37%
Procter & Gamble Co. (The)
1.70%, 11/03/21[a]	$3,685	$3,542,123
2.15%, 08/11/22[a]	6,313	6,113,493
2.30%, 02/06/22	4,079	3,987,457
2.45%, 11/03/26[a]	13,177	12,214,074
2.85%, 08/11/27[a]	11,588	11,027,480
3.10%, 08/15/23[a]	14,846	14,891,401
5.55%, 03/05/37	15,962	20,062,820
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)[a]	11,512	11,168,466
2.90%, 05/05/27 (Call 02/05/27)[a]	14,716	14,014,828
4.25%, 02/10/21	7,973	8,300,051
5.90%, 11/15/32[a]	11,429	14,282,281

		119,604,474
DIVERSIFIED FINANCIAL SERVICES — 2.43%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)[a]	21,690	20,420,309
3.95%, 02/01/22 (Call 01/01/22)[a]	8,584	8,673,603
4.50%, 05/15/21	12,680	13,079,081
5.00%, 10/01/21[a]	4,043	4,233,752
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)[a]	10,990	10,656,816
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	18,058	17,455,153
2.65%, 12/02/22[a]	19,015	18,483,101
3.00%, 10/30/24 (Call 09/29/24)[a]	27,064	26,053,612
3.40%, 02/27/23 (Call 01/27/23)	15,000	14,982,892
4.05%, 12/03/42	12,631	12,501,242
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)[a]	4,808	4,689,522
2.70%, 03/03/22 (Call 01/31/22)[a]	23,293	22,856,340

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.30%, 05/03/27 (Call 04/03/27)[a]	$21,035	$20,376,954
Ameriprise Financial Inc.
4.00%, 10/15/23[a]	9,743	10,071,970
Brookfield Finance Inc.
4.70%, 09/20/47 (Call 03/20/47)	11,555	11,285,945
Capital One Bank USA N.A.
3.38%, 02/15/23[a]	12,907	12,739,674
CME Group Inc.
3.00%, 09/15/22[a]	4,289	4,269,120
3.00%, 03/15/25 (Call 12/15/24)[a]	9,732	9,484,530
5.30%, 09/15/43 (Call 03/15/43)[a]	8,246	9,935,975
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)[a]	14,408	14,236,659
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25[a]	22,842	21,948,734
4.42%, 11/15/35[a]	150,983	148,015,474
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	1,408	1,403,271
3.75%, 12/01/25 (Call 09/01/25)[a]	20,186	20,489,531
4.00%, 10/15/23[a]	10,830	11,218,037
International Lease Finance Corp.
5.88%, 08/15/22[a]	13,814	15,060,468
8.25%, 12/15/20[a]	1,540	1,732,284
Jefferies Group LLC
6.88%, 04/15/21	6,814	7,493,878
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	16,866	16,002,699
4.85%, 01/15/27	8,030	8,285,355
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)[a]	12,721	12,233,160
3.38%, 04/01/24	13,924	13,950,861
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)[a]	329	313,841

Security	Principal (000s)	Value
3.75%, 08/15/21 (Call 06/15/21)[a]	$9,957	$10,082,309
4.25%, 08/15/24 (Call 05/15/24)[a]	25,195	25,379,906
4.50%, 07/23/25 (Call 04/24/25)[a]	15,569	15,786,354
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)[a]	1,940	1,924,964
3.30%, 04/01/27 (Call 01/01/27)[a]	20,200	19,665,534
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)[a]	10,690	10,280,958
2.75%, 09/15/27 (Call 06/15/27)[a]	13,408	12,617,605
2.80%, 12/14/22 (Call 10/14/22)[a]	24,169	23,852,850
3.15%, 12/14/25 (Call 09/14/25)[a]	51,711	50,695,644
3.65%, 09/15/47 (Call 03/15/47)[a]	11,405	10,895,352
4.15%, 12/14/35 (Call 06/14/35)[a]	23,283	24,462,067
4.30%, 12/14/45 (Call 06/14/45)[a]	40,498	43,042,218

		793,319,604
ELECTRIC — 1.92%
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)[a,b]	5,969	5,644,668
4.50%, 02/01/45 (Call 08/01/44)[a]	11,451	12,078,074
5.15%, 11/15/43 (Call 05/15/43)[a]	7,892	9,099,447
6.13%, 04/01/36	24,352	31,018,233
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)[a]	10,750	11,441,436
4.63%, 12/01/54 (Call 06/01/54)[a]	9,932	10,658,031

58	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	$8,953	$9,037,199
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	597	585,933
5.30%, 02/15/40[a]	5,227	6,236,709
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	3,873	3,705,638
2.65%, 09/01/26 (Call 06/01/26)	24,011	22,000,280
3.15%, 08/15/27 (Call 05/15/27)	2,669	2,524,431
3.75%, 04/15/24 (Call 01/15/24)[a]	15,062	15,252,454
3.75%, 09/01/46 (Call 03/01/46)[a]	29,813	27,253,664
Duke Energy Florida LLC
6.40%, 06/15/38[a]	12,250	16,283,219
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	17,677	17,373,771
3.55%, 06/15/26 (Call 03/15/26)	14,153	13,587,275
4.75%, 06/15/46 (Call 12/15/45)	13,974	14,031,847
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	1,684	1,582,207
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)[a]	12,627	12,270,762
3.50%, 06/01/22 (Call 05/01/22)	14,492	14,457,889
3.95%, 06/15/25 (Call 03/15/25)	9,118	9,194,365
4.45%, 04/15/46 (Call 10/15/45)[a]	1,961	1,990,548
5.10%, 06/15/45 (Call 12/15/44)[a]	1,784	1,982,313
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)[a]	16,282	17,032,087

Security	Principal (000s)	Value
6.25%, 10/01/39 [a]	$9,862	$11,043,085
FirstEnergy Corp.
Series B
3.90%, 07/15/27 (Call 04/15/27)	12,129	11,995,718
4.25%, 03/15/23 (Call 12/15/22)	14,108	14,496,012
Series C
4.85%, 07/15/47 (Call 01/15/47)[a]	11,306	11,854,263
7.38%, 11/15/31	18,963	24,879,456
Fortis Inc./Canada
3.06%, 10/04/26 (Call 07/04/26)	24,785	23,023,411
Georgia Power Co.
4.30%, 03/15/42[a]	15,390	15,719,331
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27 (Call 02/01/27)[a]	14,317	14,013,324
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	9,945	11,469,645
Pacific Gas & Electric Co.
3.30%, 12/01/27 (Call 09/01/27)[a,b]	9,990	9,414,287
3.95%, 12/01/47 (Call 06/01/47)[a,b]	9,990	9,011,071
5.40%, 01/15/40[a]	8,954	9,971,683
5.80%, 03/01/37[a]	11,407	13,199,137
6.05%, 03/01/34[a]	40,167	47,139,622
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	7,240	7,211,763
4.65%, 10/01/43 (Call 04/01/43)[a]	10,243	11,110,096
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)	16,971	16,493,406
2.95%, 07/01/23 (Call 05/01/23)[a]	15,883	15,401,300
3.25%, 07/01/26 (Call 04/01/26)[a]	27,016	25,693,180
4.40%, 07/01/46 (Call 01/01/46)[a]	25,256	25,266,565

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Virginia Electric & Power Co.
Series A
3.15%, 01/15/26 (Call 10/15/25)	$7,385	$7,183,860
3.50%, 03/15/27 (Call 12/15/26)[a]	4,605	4,567,881

		626,480,576
ELECTRONICS — 0.25%
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)	4,071	3,966,103
3.15%, 06/15/26 (Call 03/15/26)[a]	13,707	13,279,269
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)[a]	20,114	19,424,148
2.50%, 11/01/26 (Call 08/01/26)[a]	13,945	12,878,823
4.25%, 03/01/21[a]	8,957	9,310,192
Koninklijke Philips NV
3.75%, 03/15/22	22,459	22,892,991
6.88%, 03/11/38[a]	47	61,827

		81,813,353
ENGINEERING & CONSTRUCTION — 0.07%
ABB Finance USA Inc.
2.88%, 05/08/22[a]	19,527	19,413,363
4.38%, 05/08/42	4,344	4,477,270

		23,890,633
ENVIRONMENTAL CONTROL — 0.09%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)[a]	10,117	10,210,915
Waste Management Inc.
3.15%, 11/15/27 (Call 08/15/27)[a]	13,499	12,912,426
4.10%, 03/01/45 (Call 09/01/44)	5,649	5,598,953

		28,722,294
FOOD — 1.18%
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)[a]	19,472	19,474,450

Security	Principal (000s)	Value
3.20%, 02/10/27 (Call 11/10/26)[a]	$4,955	$4,721,668
JM Smucker Co. (The)
3.50%, 10/15/21[a]	5,575	5,658,065
3.50%, 03/15/25[a]	19,293	19,152,966
Kellogg Co.
3.25%, 04/01/26	10,551	10,056,113
Series B
7.45%, 04/01/31[a]	1,188	1,536,150
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)[a]	25,279	23,243,181
3.50%, 06/06/22 [a]	21,432	21,457,663
3.50%, 07/15/22 (Call 05/15/22)[a]	10,733	10,724,844
3.95%, 07/15/25 (Call 04/15/25)[a]	26,556	26,300,072
4.38%, 06/01/46 (Call 12/01/45)[a]	30,921	28,258,609
5.00%, 07/15/35 (Call 01/15/35)[a]	16,564	17,114,014
5.00%, 06/04/42[a]	26,034	25,883,201
5.20%, 07/15/45 (Call 01/15/45)[a]	24,088	24,543,680
6.50%, 02/09/40[a]	12,862	15,247,125
6.88%, 01/26/39	10,468	12,864,692
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)[a]	15,594	14,073,930
4.45%, 02/01/47 (Call 08/01/46)[a]	11,283	10,614,473
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)[a]	9,412	9,206,237
3.40%, 08/15/27 (Call 05/15/27)[a]	1,007	978,378
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)[a]	4,600	4,432,782
3.30%, 07/15/26 (Call 04/15/26)	14,905	14,502,195
3.75%, 10/01/25 (Call 07/01/25)[a]	7,618	7,703,536
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)[a]	16,610	16,164,292

60	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.95%, 08/15/24 (Call 05/15/24)	$13,574	$13,776,007
4.50%, 06/15/22 (Call 03/15/22)[a]	16,331	17,057,829
4.55%, 06/02/47 (Call 12/02/46)[a]	10,354	10,463,963

		385,210,115
FOREST PRODUCTS & PAPER — 0.22%
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	13,483	12,563,617
3.65%, 06/15/24 (Call 03/15/24)[a]	13,946	14,039,098
4.35%, 08/15/48 (Call 02/15/48)[a]	8,603	8,392,868
4.40%, 08/15/47 (Call 02/15/47)[a]	16,304	16,012,915
4.75%, 02/15/22 (Call 11/15/21)	7,831	8,243,943
4.80%, 06/15/44 (Call 12/15/43)[a]	10,695	11,137,975
7.30%, 11/15/39[a]	1,042	1,392,925

		71,783,341
GAS — 0.28%
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)[a]	6,218	6,080,210
3.95%, 03/30/48 (Call 09/30/47)	3,092	2,924,585
4.38%, 05/15/47 (Call 11/15/46)[a]	23,791	24,130,133
4.80%, 02/15/44 (Call 08/15/43)[a]	7,828	8,389,419
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)	1,385	1,354,250
3.25%, 06/15/27 (Call 03/15/27)[a]	12,163	11,610,440
3.40%, 02/01/28 (Call 10/01/27)	14,747	14,102,841
4.00%, 02/01/48 (Call 08/01/47)	10,352	9,695,239
6.00%, 10/15/39	10,615	12,930,916

		91,218,033

Security	Principal (000s)	Value
HEALTH CARE – PRODUCTS — 2.16%
Abbott Laboratories
2.55%, 03/15/22[a]	$2,411	$2,348,797
2.90%, 11/30/21 (Call 10/30/21)[a]	36,407	36,126,404
2.95%, 03/15/25 (Call 12/15/24)[a]	16,499	15,667,652
3.25%, 04/15/23 (Call 01/15/23)	11,536	11,457,444
3.40%, 11/30/23 (Call 09/30/23)	17,560	17,507,483
3.75%, 11/30/26 (Call 08/30/26)[a]	43,894	43,487,814
4.75%, 11/30/36 (Call 05/30/36)	13,802	14,736,451
4.90%, 11/30/46 (Call 05/30/46)[a]	39,226	42,316,252
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)[a]	18,743	18,233,320
3.13%, 11/08/21[a]	11,883	11,739,103
3.36%, 06/06/24 (Call 04/06/24)[a]	23,228	22,435,821
3.70%, 06/06/27 (Call 03/06/27)[a]	28,218	27,048,240
3.73%, 12/15/24 (Call 09/15/24)[a]	18,261	18,003,797
4.67%, 06/06/47 (Call 12/06/46)[a]	18,664	18,569,103
4.69%, 12/15/44 (Call 06/15/44)[a]	13,479	13,471,243
Boston Scientific Corp.
3.85%, 05/15/25	9,061	9,080,752
4.00%, 03/01/28 (Call 12/01/27)	5,000	4,981,194
Medtronic Global Holdings SCA
3.35%, 04/01/27 (Call 01/01/27)	7,591	7,479,143
Medtronic Inc.
3.15%, 03/15/22[a]	23,301	23,342,462
3.50%, 03/15/25	43,746	43,679,545
3.63%, 03/15/24 (Call 12/15/23)[a]	14,626	14,850,965

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.38%, 03/15/35[a]	$31,147	$32,850,028
4.63%, 03/15/45[a]	56,927	62,065,578
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	6,610	6,534,754
3.38%, 11/01/25 (Call 08/01/25)	11,944	11,796,830
3.50%, 03/15/26 (Call 12/15/25)[a]	13,388	13,309,106
4.63%, 03/15/46 (Call 09/15/45)	12,135	12,842,094
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)[a]	17,001	15,916,941
3.00%, 04/15/23 (Call 02/15/23)[a]	16,153	15,866,651
3.15%, 01/15/23 (Call 10/15/22)[a]	12,732	12,590,437
3.20%, 08/15/27 (Call 05/15/27)	6,801	6,453,074
3.30%, 02/15/22[a]	11,463	11,479,126
3.60%, 08/15/21 (Call 05/15/21)[a]	13,306	13,518,638
4.10%, 08/15/47 (Call 02/15/47)[a]	7,311	7,010,147
4.15%, 02/01/24 (Call 11/01/23)[a]	16,715	17,210,050
4.50%, 03/01/21[a]	10,765	11,220,602
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)[a]	10,427	10,271,267
3.55%, 04/01/25 (Call 01/01/25)[a]	28,708	27,821,615

		705,319,923
HEALTH CARE – SERVICES — 1.43%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)[a]	10,933	10,584,091
2.80%, 06/15/23 (Call 04/15/23)	18,436	17,683,205
3.50%, 11/15/24 (Call 08/15/24)	10,991	10,762,963

Security	Principal (000s)	Value
3.88%, 08/15/47 (Call 02/15/47)[a]	$8,964	$7,965,417
6.63%, 06/15/36	9,006	11,254,106
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)[a]	7,337	7,170,002
3.13%, 05/15/22[a]	14,504	14,352,935
3.30%, 01/15/23[a]	10,272	10,181,770
3.35%, 12/01/24 (Call 10/01/24)	5,210	5,088,991
3.50%, 08/15/24 (Call 05/15/24)[a]	14,295	14,164,271
3.65%, 12/01/27 (Call 09/01/27)[a]	15,044	14,578,320
4.38%, 12/01/47 (Call 06/01/47)[a]	15,214	14,872,262
4.63%, 05/15/42[a]	13,340	13,527,756
4.65%, 01/15/43[a]	10,916	11,097,071
4.65%, 08/15/44 (Call 02/15/44)[a]	8,656	8,801,259
5.85%, 01/15/36	553	644,444
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	1,407	1,295,299
3.25%, 04/15/25 (Call 01/15/25)	2,915	2,800,235
3.88%, 10/15/47 (Call 04/15/47)	18,702	16,612,435
4.00%, 02/15/22 (Call 11/15/21)[a]	3,946	4,045,988
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	8,899	9,400,530
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)[a]	2,284	2,349,421
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)[a]	19,065	18,786,763
4.70%, 02/01/45 (Call 08/01/44)[a]	11,030	11,047,070
UnitedHealth Group Inc.
2.13%, 03/15/21[a]	9,713	9,517,037

62	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.38%, 10/15/22	$14,783	$14,270,550
2.88%, 12/15/21[a]	9,441	9,397,105
2.88%, 03/15/22 (Call 12/15/21)[a]	14,576	14,463,727
2.88%, 03/15/23[a]	9,984	9,796,332
2.95%, 10/15/27[a]	10,397	9,874,269
3.10%, 03/15/26[a]	16,633	16,108,946
3.35%, 07/15/22[a]	7,964	8,037,926
3.38%, 04/15/27[a]	1,620	1,592,571
3.45%, 01/15/27[a]	19,654	19,471,188
3.75%, 07/15/25[a]	26,938	27,298,013
3.75%, 10/15/47 (Call 04/15/47)[a]	4,920	4,613,627
4.20%, 01/15/47 (Call 07/15/46)[a]	13,939	14,110,996
4.25%, 03/15/43 (Call 09/15/42)	11,464	11,704,297
4.25%, 04/15/47 (Call 10/15/46)[a]	2,410	2,457,379
4.63%, 07/15/35	8,071	8,789,650
4.75%, 07/15/45[a]	22,375	24,574,342
5.80%, 03/15/36	5,918	7,280,798
6.88%, 02/15/38[a]	10,157	13,906,935

		466,332,292
HOUSEWARES — 0.24%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	13,327	13,200,280
3.85%, 04/01/23 (Call 02/01/23)[a]	19,249	19,148,747
4.20%, 04/01/26 (Call 01/01/26)[a]	17,377	17,199,882
5.50%, 04/01/46 (Call 10/01/45)[a]	25,957	27,520,974

		77,069,883
INSURANCE — 1.74%
Aflac Inc.
3.63%, 11/15/24[a]	12,118	12,241,387
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)[a]	18,852	18,907,193
3.75%, 07/10/25 (Call 04/10/25)	15,636	15,554,698

Security	Principal (000s)	Value
3.88%, 01/15/35 (Call 07/15/34)[a]	$20,928	$19,774,463
3.90%, 04/01/26 (Call 01/01/26)[a]	17,662	17,618,338
4.13%, 02/15/24[a]	15,598	15,993,924
4.38%, 01/15/55 (Call 07/15/54)	5,562	5,178,500
4.50%, 07/16/44 (Call 01/16/44)[a]	25,842	25,624,423
4.80%, 07/10/45 (Call 01/10/45)	12,364	12,805,622
4.88%, 06/01/22[a]	17,016	17,980,654
6.25%, 05/01/36	10,130	12,299,328
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	4,600	4,653,136
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22[a]	6,070	6,070,304
4.25%, 01/15/21	2,520	2,618,196
5.75%, 01/15/40[a]	12,291	15,257,700
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)[a]	5,029	4,940,639
2.75%, 03/15/23 (Call 01/15/23)[a]	36,100	35,510,653
3.13%, 03/15/26 (Call 12/15/25)[a]	31,950	31,132,083
4.50%, 02/11/43[a]	4,860	5,239,758
Chubb Corp. (The)
6.00%, 05/11/37[a]	11,833	14,959,889
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)[a]	1,219	1,205,758
2.88%, 11/03/22 (Call 09/03/22)[a]	8,744	8,661,528
3.15%, 03/15/25[a]	14,299	14,051,953
3.35%, 05/03/26 (Call 02/03/26)	10,413	10,263,252
4.35%, 11/03/45 (Call 05/03/45)	17,009	17,860,073
Manulife Financial Corp.
4.15%, 03/04/26[a]	14,488	14,806,777
5.38%, 03/04/46[a]	7,893	9,217,944

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
MetLife Inc.
3.60%, 04/10/24[a]	$21,480	$21,579,605
4.05%, 03/01/45[a]	14,069	13,607,836
4.13%, 08/13/42[a]	8,884	8,726,597
4.60%, 05/13/46 (Call 11/13/45)[a]	5,340	5,621,727
4.75%, 02/08/21[a]	13,321	13,967,375
4.88%, 11/13/43[a]	8,993	9,799,756
5.70%, 06/15/35[a]	12,966	15,595,345
5.88%, 02/06/41[a]	6,762	8,269,459
6.38%, 06/15/34[a]	11,448	14,558,339
Series D
4.37%, 09/15/23[a]	17,278	18,131,595
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)[b]	14,861	14,028,304
3.94%, 12/07/49 (Call 06/07/49)[b]	13,868	13,069,639
4.60%, 05/15/44[a]	11,531	12,223,826
5.70%, 12/14/36[a]	4,302	5,178,785
Travelers Companies Inc. (The)
5.35%, 11/01/40	8,015	9,609,447
6.25%, 06/15/37[a]	9,654	12,529,206

		566,925,014
INTERNET — 1.28%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)[a]	22,678	20,571,597
3.38%, 02/25/24[a]	14,397	14,622,290
3.63%, 05/19/21[a]	4,567	4,710,064
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)[b]	17,237	16,653,846
2.50%, 11/29/22 (Call 08/29/22)[a]	16,429	16,013,529
2.80%, 08/22/24 (Call 06/22/24)[a,b]	29,809	28,850,721
3.15%, 08/22/27 (Call 05/22/27)[a,b]	45,490	43,829,856
3.30%, 12/05/21 (Call 10/05/21)[a]	12,513	12,683,323
3.80%, 12/05/24 (Call 09/05/24)[a]	18,148	18,599,058

Security	Principal (000s)	Value
3.88%, 08/22/37 (Call 02/22/37)[a,b]	$43,201	$43,093,084
4.05%, 08/22/47 (Call 02/22/47)[a,b]	35,491	35,274,980
4.25%, 08/22/57 (Call 02/22/57)[a,b]	29,998	29,906,971
4.80%, 12/05/34 (Call 06/05/34)[a]	12,426	13,726,554
4.95%, 12/05/44 (Call 06/05/44)[a]	23,369	26,383,872
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)[a]	16,262	15,750,191
2.75%, 01/30/23 (Call 12/30/22)	6,226	6,020,920
2.88%, 08/01/21 (Call 06/01/21)[a]	11,579	11,460,756
3.45%, 08/01/24 (Call 05/01/24)	9,671	9,538,659
3.60%, 06/05/27 (Call 03/05/27)[a]	10,091	9,730,123
3.80%, 03/09/22 (Call 02/09/22)	12,703	12,934,861
4.00%, 07/15/42 (Call 01/15/42)[a]	11,206	9,932,583
Expedia Inc.
3.80%, 02/15/28 (Call 11/15/27)[a]	20,126	18,713,843

		419,001,681
LODGING — 0.06%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	11,024	10,712,905
Series R
3.13%, 06/15/26 (Call 03/15/26)[a]	8,928	8,471,018

		19,183,923
MACHINERY — 0.29%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	11,960	11,463,664

64	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	$5,936	$5,994,245
3.80%, 08/15/42[a]	21,549	21,450,051
3.90%, 05/27/21	1,443	1,487,325
5.20%, 05/27/41[a]	13,819	16,509,080
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)[a]	16,016	15,710,890
3.90%, 06/09/42 (Call 12/09/41)[a]	9,828	10,035,436
John Deere Capital Corp.
2.80%, 03/06/23	11,744	11,522,380

		94,173,071
MANUFACTURING — 1.09%
3M Co.
5.70%, 03/15/37	3,381	4,239,434
Eaton Corp.
2.75%, 11/02/22[a]	23,600	23,137,162
4.15%, 11/02/42[a]	9,832	9,659,545
General Electric Co.
2.70%, 10/09/22[a]	39,287	38,068,313
3.10%, 01/09/23[a]	15,846	15,566,795
3.15%, 09/07/22[a]	18,459	18,231,137
3.38%, 03/11/24	2,855	2,804,003
3.45%, 05/15/24 (Call 02/13/24)	1,322	1,302,270
4.13%, 10/09/42[a]	20,567	19,222,763
4.50%, 03/11/44[a]	23,419	23,152,410
4.63%, 01/07/21[a]	5,322	5,525,890
4.65%, 10/17/21[a]	15,389	16,122,820
5.30%, 02/11/21	14,577	15,387,841
5.88%, 01/14/38[a]	29,059	33,895,455
6.15%, 08/07/37[a]	19,925	23,781,021
6.88%, 01/10/39	30,318	39,215,278
Series A
6.75%, 03/15/32[a]	32,200	39,974,777
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)[a]	15,956	14,978,853
3.90%, 09/01/42 (Call 03/01/42)[a]	12,982	13,076,400

		357,342,167

Security	Principal (000s)	Value
MEDIA — 4.12%
21st Century Fox America Inc.
3.00%, 09/15/22	$12,115	$11,975,905
4.50%, 02/15/21[a]	16,890	17,636,602
6.15%, 03/01/37	14,037	17,476,805
6.15%, 02/15/41[a]	14,610	18,291,955
6.20%, 12/15/34	12,147	15,048,456
6.40%, 12/15/35[a]	15,031	19,011,606
6.65%, 11/15/37[a]	14,206	18,483,154
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)[a]	195	190,611
4.00%, 01/15/26 (Call 10/15/25)[a]	9,311	9,278,528
7.88%, 07/30/30[a]	7,967	10,442,454
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	11,594	10,710,370
4.20%, 03/15/28 (Call 12/15/27)[a]	9,235	8,865,143
4.46%, 07/23/22 (Call 05/23/22)[a]	38,575	39,456,215
4.91%, 07/23/25 (Call 04/23/25)[a]	57,163	58,845,198
5.38%, 05/01/47 (Call 11/01/46)[a]	32,695	32,533,032
6.38%, 10/23/35 (Call 04/23/35)[a]	25,606	28,803,455
6.48%, 10/23/45 (Call 04/23/45)[a]	45,788	51,563,781
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	13,723	17,411,609
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)[a]	19,052	17,096,825
2.75%, 03/01/23 (Call 02/01/23)[a]	10,176	9,947,019
2.85%, 01/15/23[a]	5,467	5,375,291
3.00%, 02/01/24 (Call 01/01/24)[a]	30,018	29,348,794
3.13%, 07/15/22[a]	10,310	10,302,863

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.15%, 03/01/26 (Call 12/01/25)[a]	$25,608	$24,684,378
3.15%, 02/15/28 (Call 11/15/27)[a]	31,411	29,852,154
3.20%, 07/15/36 (Call 01/15/36)[a]	12,866	11,308,771
3.30%, 02/01/27 (Call 11/01/26)	16,502	15,962,107
3.38%, 02/15/25 (Call 11/15/24)[a]	10,896	10,734,296
3.38%, 08/15/25 (Call 05/15/25)[a]	16,906	16,636,266
3.40%, 07/15/46 (Call 01/15/46)[a]	20,469	17,499,010
3.55%, 05/01/28 (Call 02/01/28)	14,985	14,706,756
3.60%, 03/01/24	8,783	8,856,191
3.90%, 03/01/38 (Call 09/01/37)	24,985	23,874,477
3.97%, 11/01/47 (Call 05/01/47)[a]	28,972	27,096,735
4.00%, 08/15/47 (Call 02/15/47)[a]	3,469	3,253,238
4.00%, 03/01/48 (Call 09/01/47)	17,572	16,438,641
4.00%, 11/01/49 (Call 05/01/49)	36,023	33,478,649
4.05%, 11/01/52 (Call 05/01/52)	29,003	27,014,679
4.20%, 08/15/34 (Call 02/15/34)[a]	7,662	7,694,996
4.25%, 01/15/33[a]	13,177	13,502,531
4.40%, 08/15/35 (Call 02/15/35)[a]	3,806	3,870,704
4.60%, 08/15/45 (Call 02/15/45)[a]	20,631	21,303,719
4.65%, 07/15/42[a]	16,021	16,643,212
4.75%, 03/01/44[a]	11,071	11,662,075
5.65%, 06/15/35	481	565,291
6.40%, 05/15/38	386	490,487
6.45%, 03/15/37	9,413	12,051,334
6.50%, 11/15/35	1,761	2,246,621
6.95%, 08/15/37	12,166	16,406,574
7.05%, 03/15/33	7,763	10,113,481

Security	Principal (000s)	Value
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)[a]	$19,762	$19,134,677
3.95%, 03/20/28 (Call 12/20/27)[a]	14,409	13,868,426
4.88%, 04/01/43[a]	3,835	3,658,193
5.00%, 09/20/37 (Call 03/20/37)	19,449	19,397,970
5.20%, 09/20/47 (Call 03/20/47)[a]	23,108	22,907,970
6.35%, 06/01/40	955	1,078,435
NBCUniversal Media LLC
2.88%, 01/15/23[a]	9,238	9,090,270
4.38%, 04/01/21[a]	22,364	23,298,214
4.45%, 01/15/43	12,726	12,841,785
5.95%, 04/01/41[a]	1,025	1,247,180
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)[a]	8,892	9,003,353
4.50%, 09/15/42 (Call 03/15/42)	24,034	21,464,160
5.50%, 09/01/41 (Call 03/01/41)[a]	6,203	6,235,669
5.88%, 11/15/40 (Call 05/15/40)[a]	7,549	7,951,553
6.55%, 05/01/37	12,845	14,498,152
6.75%, 06/15/39	19,647	22,586,270
7.30%, 07/01/38[a]	18,395	22,189,020
Time Warner Entertainment Co. LP
8.38%, 03/15/23	13,112	15,744,803
8.38%, 07/15/33[a]	10,631	14,028,175
Time Warner Inc.
2.95%, 07/15/26 (Call 04/15/26)	8,878	8,139,904
3.55%, 06/01/24 (Call 03/01/24)	12,625	12,482,176
3.60%, 07/15/25 (Call 04/15/25)	17,597	17,127,401
3.80%, 02/15/27 (Call 11/15/26)[a]	34,454	33,434,417
4.75%, 03/29/21[a]	7,238	7,575,768
4.85%, 07/15/45 (Call 01/15/45)[a]	8,832	8,858,265

66	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
6.10%, 07/15/40	$1,462	$1,692,353
6.25%, 03/29/41	1,036	1,223,335
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	16,365	16,795,504
4.38%, 03/15/43[a]	3,378	3,050,411
5.85%, 09/01/43 (Call 03/01/43)[a]	17,340	18,892,199
6.88%, 04/30/36[a]	19,685	23,402,026
Walt Disney Co. (The)
1.85%, 07/30/26[a]	14,710	13,056,452
2.30%, 02/12/21[a]	9,197	9,072,164
2.35%, 12/01/22[a]	11,260	10,912,759
2.75%, 08/16/21	6,830	6,807,908
2.95%, 06/15/27[a]	14,042	13,509,930
3.00%, 02/13/26[a]	10,154	9,893,226
3.15%, 09/17/25[a]	7,800	7,705,744
4.13%, 06/01/44[a]	6,805	7,051,332

		1,346,950,593
METAL FABRICATE & HARDWARE — 0.06%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)[a]	12,693	12,417,906
3.25%, 06/15/25 (Call 03/15/25)	8,052	7,990,562

		20,408,468
MINING — 0.60%
Barrick Gold Corp.
5.25%, 04/01/42	6,248	6,937,875
Barrick North America Finance LLC
5.70%, 05/30/41	13,218	15,379,327
5.75%, 05/01/43[a]	5,545	6,570,081
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39[a]	14,103	16,598,489
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	1,656	1,647,279
4.13%, 02/24/42[a]	13,278	13,566,875
5.00%, 09/30/43[a]	31,354	36,145,017
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	4,481	4,487,536

Security	Principal (000s)	Value
4.88%, 03/15/42 (Call 09/15/41)[a]	$13,824	$14,659,965
6.25%, 10/01/39[a]	11,813	14,479,481
Rio Tinto Alcan Inc.
6.13%, 12/15/33[a]	4,232	5,219,130
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	19,921	20,285,718
5.20%, 11/02/40[a]	17,736	20,725,486
7.13%, 07/15/28	5,298	6,828,314
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	35	34,627
4.13%, 08/21/42 (Call 02/21/42)	13,370	13,653,317

		197,218,517
OFFICE & BUSINESS EQUIPMENT — 0.03%
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)[a]	6,602	6,446,766
4.50%, 05/15/21[a]	3,754	3,846,040

		10,292,806
OIL & GAS — 6.22%
Anadarko Finance Co.
7.50%, 05/01/31	9,649	12,082,945
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)[a]	8,315	8,674,226
5.55%, 03/15/26 (Call 12/15/25)[a]	16,117	17,565,615
6.20%, 03/15/40[a]	8,458	9,884,415
6.45%, 09/15/36	20,712	24,727,833
6.60%, 03/15/46 (Call 09/15/45)[a]	11,275	14,003,794
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	15,879	15,737,448
4.25%, 01/15/44 (Call 07/15/43)	10,497	9,646,630
4.75%, 04/15/43 (Call 10/15/42)	22,467	22,015,317
5.10%, 09/01/40 (Call 03/01/40)	14,957	15,357,406

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
6.00%, 01/15/37	$7,438	$8,425,978
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	12,742	12,352,102
2.50%, 11/06/22[a]	14,783	14,350,449
2.75%, 05/10/23[a]	24,478	23,910,176
3.02%, 01/16/27 (Call 10/16/26)[a]	17,157	16,359,407
3.06%, 03/17/22	14,624	14,610,353
3.12%, 05/04/26 (Call 02/04/26)	21,670	20,950,989
3.22%, 11/28/23 (Call 09/28/23)[a]	5,716	5,676,749
3.22%, 04/14/24 (Call 02/14/24)	9,407	9,319,017
3.25%, 05/06/22[a]	22,823	22,910,574
3.28%, 09/19/27 (Call 06/19/27)[a]	12,663	12,278,339
3.51%, 03/17/25[a]	14,804	14,804,299
3.54%, 11/04/24[a]	8,742	8,762,364
3.56%, 11/01/21	11,856	12,092,926
3.59%, 04/14/27 (Call 01/14/27)[a]	11,180	11,119,252
3.72%, 11/28/28 (Call 08/28/28)[a]	6,097	6,119,790
3.81%, 02/10/24[a]	14,440	14,779,262
3.99%, 09/26/23[a]	13,954	14,448,238
4.74%, 03/11/21[a]	17,142	18,013,606
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	11,893	11,584,002
3.85%, 06/01/27 (Call 03/01/27)	18,548	18,191,593
4.95%, 06/01/47 (Call 12/01/46)[a]	8,171	8,535,733
6.25%, 03/15/38[a]	14,138	16,990,587
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)[a]	20,721	20,200,721
5.25%, 06/15/37 (Call 12/15/36)[a]	1,860	1,855,438
5.40%, 06/15/47 (Call 12/15/46)[a]	23,058	23,086,696
6.75%, 11/15/39	8,451	9,720,568

Security	Principal (000s)	Value
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)	$6,290	$6,179,804
2.36%, 12/05/22 (Call 09/05/22)[a]	19,746	19,140,270
2.57%, 05/16/23 (Call 03/16/23)[a]	20,181	19,603,579
2.90%, 03/03/24 (Call 01/03/24)[a]	22,004	21,550,698
2.95%, 05/16/26 (Call 02/16/26)[a]	30,077	28,849,097
3.19%, 06/24/23 (Call 03/24/23)[a]	28,641	28,713,058
3.33%, 11/17/25 (Call 08/17/25)	1,869	1,851,505
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)[a]	10,353	10,060,282
4.88%, 10/01/47 (Call 04/01/47)	11,322	11,738,372
ConocoPhillips
6.50%, 02/01/39[a]	32,728	42,671,153
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	14,670	14,199,149
3.35%, 11/15/24 (Call 08/15/24)	12,563	12,464,519
4.30%, 11/15/44 (Call 05/15/44)[a]	7,455	7,640,744
4.95%, 03/15/26 (Call 12/15/25)[a]	20,561	22,370,845
ConocoPhillips Holding Co.
6.95%, 04/15/29	18,729	23,737,528
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	6,167	6,124,837
4.75%, 05/15/42 (Call 11/15/41)[a]	14,059	14,164,769
5.00%, 06/15/45 (Call 12/15/44)	12,341	12,925,386
5.60%, 07/15/41 (Call 01/15/41)	19,246	21,470,574
5.85%, 12/15/25 (Call 09/15/25)[a]	947	1,075,366

68	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
7.95%, 04/15/32	$5,787	$7,774,019
Devon Financing Co. LLC
7.88%, 09/30/31	1,800	2,399,133
Encana Corp.
6.50%, 08/15/34	7,933	9,505,315
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	16,609	16,023,923
4.10%, 02/01/21[a]	4,791	4,924,396
4.15%, 01/15/26 (Call 10/15/25)[a]	4,673	4,813,415
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)[a]	11,628	11,323,186
3.90%, 10/01/27 (Call 07/01/27)[a]	17,050	16,271,674
4.88%, 11/15/21	5,210	5,450,096
Exxon Mobil Corp.
2.22%, 03/01/21 (Call 02/01/21)[a]	21,887	21,542,188
2.40%, 03/06/22 (Call 01/06/22)	14,423	14,097,336
2.71%, 03/06/25 (Call 12/06/24)[a]	25,679	24,703,475
2.73%, 03/01/23 (Call 01/01/23)[a]	9,251	9,135,213
3.04%, 03/01/26 (Call 12/01/25)[a]	29,788	29,179,655
3.18%, 03/15/24 (Call 12/15/23)[a]	3,383	3,395,661
3.57%, 03/06/45 (Call 09/06/44)[a]	15,054	14,274,472
4.11%, 03/01/46 (Call 09/01/45)[a]	34,547	36,006,611
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)[a]	12,880	12,589,819
5.60%, 02/15/41	15,866	16,302,055
6.00%, 01/15/40	10,224	10,826,593
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	5,263	5,334,384

Security	Principal (000s)	Value
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	$10,499	$10,126,378
3.85%, 06/01/25 (Call 03/01/25)	10,628	10,492,818
4.40%, 07/15/27 (Call 04/15/27)[a]	11,485	11,663,145
6.60%, 10/01/37	13,455	16,205,481
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	6,091	6,083,115
4.75%, 09/15/44 (Call 03/15/44)	12,810	12,567,076
5.13%, 03/01/21[a]	11,180	11,804,321
6.50%, 03/01/41 (Call 09/01/40)[a]	14,768	17,957,260
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	11,488	11,774,961
5.05%, 11/15/44 (Call 05/15/44)	9,541	9,941,091
5.25%, 11/15/43 (Call 05/15/43)	9,779	10,421,935
6.00%, 03/01/41 (Call 09/01/40)	11,803	13,613,966
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	9,905	9,718,633
3.00%, 02/15/27 (Call 11/15/26)[a]	15,079	14,377,079
3.13%, 02/15/22 (Call 11/15/21)	3,304	3,311,588
3.40%, 04/15/26 (Call 01/15/26)[a]	17,543	17,319,799
3.50%, 06/15/25 (Call 03/15/25)	15,617	15,609,543
4.10%, 02/15/47 (Call 08/15/46)[a]	9,006	8,884,094
4.40%, 04/15/46 (Call 10/15/45)[a]	15,404	15,856,463
4.63%, 06/15/45 (Call 12/15/44)	8,215	8,693,516

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Series 1
4.10%, 02/01/21 (Call 11/01/20)[a]	$11,345	$11,717,783
Phillips 66
4.30%, 04/01/22[a]	23,670	24,580,478
4.65%, 11/15/34 (Call 05/15/34)[a]	13,005	13,489,843
4.88%, 11/15/44 (Call 05/15/44)[a]	20,137	21,181,885
5.88%, 05/01/42[a]	16,409	19,438,387
Shell International Finance BV
1.75%, 09/12/21[a]	7,540	7,230,454
1.88%, 05/10/21	16,183	15,663,647
2.25%, 11/10/20[a]	1,558	1,535,553
2.25%, 01/06/23[a]	10,181	9,763,127
2.38%, 08/21/22[a]	8,781	8,535,961
2.50%, 09/12/26	14,607	13,572,091
2.88%, 05/10/26[a]	27,290	26,128,398
3.25%, 05/11/25	40,670	40,162,666
3.40%, 08/12/23[a]	3,427	3,461,635
3.75%, 09/12/46[a]	17,400	16,559,924
4.00%, 05/10/46[a]	29,002	28,716,899
4.13%, 05/11/35	18,521	19,068,807
4.38%, 05/11/45[a]	36,526	38,220,799
4.55%, 08/12/43[a]	16,337	17,514,777
5.50%, 03/25/40[a]	12,039	14,505,512
6.38%, 12/15/38[a]	35,450	46,751,460
Statoil ASA
2.45%, 01/17/23[a]	14,639	14,165,452
2.65%, 01/15/24	16,022	15,507,522
2.75%, 11/10/21	379	376,014
3.15%, 01/23/22[a]	3,509	3,524,549
3.70%, 03/01/24[a]	11,797	12,016,338
3.95%, 05/15/43	5,202	5,144,647
4.80%, 11/08/43[a]	10,868	12,146,767
5.10%, 08/17/40	9,741	11,217,210
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	8,986	8,891,155
4.00%, 11/15/47 (Call 05/15/47)	429	413,530
6.50%, 06/15/38[a]	17,364	22,316,473
6.80%, 05/15/38	14,425	18,986,618

Security	Principal (000s)	Value
6.85%, 06/01/39[a]	$13,366	$18,145,279
Total Capital Canada Ltd.
2.75%, 07/15/23[a]	16,988	16,597,225
Total Capital International SA
2.70%, 01/25/23[a]	13,856	13,562,010
2.75%, 06/19/21[a]	9,987	9,942,213
2.88%, 02/17/22[a]	7,891	7,833,287
3.70%, 01/15/24[a]	10,978	11,209,672
3.75%, 04/10/24[a]	19,313	19,768,586
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)[a]	17,825	17,072,229
6.63%, 06/15/37[a]	15,960	19,775,709
7.50%, 04/15/32	11,424	14,870,325

		2,031,254,149
OIL & GAS SERVICES — 0.69%
Baker Hughes a GE Co. LLC
5.13%, 09/15/40	1,139	1,255,237
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	10,072	9,835,410
3.34%, 12/15/27 (Call 09/15/27)	19,916	19,013,088
4.08%, 12/15/47 (Call 06/15/47)	14,245	13,376,918
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)[a]	18,892	18,951,177
3.80%, 11/15/25 (Call 08/15/25)[a]	30,582	30,604,704
4.75%, 08/01/43 (Call 02/01/43)[a]	15,639	16,207,883
4.85%, 11/15/35 (Call 05/15/35)[a]	14,159	15,086,223
5.00%, 11/15/45 (Call 05/15/45)[a]	25,207	27,241,815
6.70%, 09/15/38[a]	10,400	13,278,445
7.45%, 09/15/39[a]	7,872	10,823,816
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	20,647	19,751,484

70	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.95%, 12/01/42 (Call 06/01/42)	$10,901	$9,403,197
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)[a]	19,678	20,066,210

		224,895,607
PHARMACEUTICALS — 6.20%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)[a]	22,549	22,024,458
2.85%, 05/14/23 (Call 03/14/23)[a]	19,017	18,463,352
2.90%, 11/06/22[a]	39,745	38,906,516
3.20%, 11/06/22 (Call 09/06/22)[a]	7,495	7,448,154
3.20%, 05/14/26 (Call 02/14/26)[a]	25,957	24,773,205
3.60%, 05/14/25 (Call 02/14/25)[a]	42,097	41,601,325
4.30%, 05/14/36 (Call 11/14/35)[a]	16,611	16,697,979
4.40%, 11/06/42	31,603	31,257,810
4.45%, 05/14/46 (Call 11/14/45)[a]	25,105	25,057,361
4.50%, 05/14/35 (Call 11/14/34)[a]	33,407	34,347,748
4.70%, 05/14/45 (Call 11/14/44)	29,879	30,795,840
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	17,918	17,667,689
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)[a]	35,359	35,286,394
3.80%, 03/15/25 (Call 12/15/24)[a]	50,637	49,922,745
3.85%, 06/15/24 (Call 03/15/24)[a]	18,032	17,997,819
4.55%, 03/15/35 (Call 09/15/34)	32,015	31,846,054
4.75%, 03/15/45 (Call 09/15/44)	14,571	14,520,730
4.85%, 06/15/44 (Call 12/15/43)	18,880	19,044,941

Security	Principal (000s)	Value
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)[a]	$8,984	$8,698,972
3.13%, 06/12/27 (Call 03/12/27)[a]	13,147	12,578,536
3.38%, 11/16/25 [a]	30,079	29,551,817
4.00%, 09/18/42[a]	18,343	17,474,564
4.38%, 11/16/45[a]	8,888	8,959,541
6.45%, 09/15/37[a]	30,097	38,582,148
Bristol-Myers Squibb Co.
2.00%, 08/01/22[a]	3,446	3,297,626
3.25%, 02/27/27[a]	17,761	17,518,053
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)[a]	5,791	5,598,509
3.08%, 06/15/24 (Call 04/15/24)[a]	4,513	4,327,183
3.41%, 06/15/27 (Call 03/15/27)[a]	28,693	27,001,189
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)[a]	20,468	19,738,836
2.75%, 12/01/22 (Call 09/01/22)[a]	20,037	19,297,953
2.88%, 06/01/26 (Call 03/01/26)[a]	38,759	35,414,098
3.50%, 07/20/22 (Call 05/20/22)[a]	22,170	22,101,628
3.88%, 07/20/25 (Call 04/20/25)[a]	38,535	38,060,422
4.00%, 12/05/23 (Call 09/05/23)[a]	8,864	8,975,775
4.88%, 07/20/35 (Call 01/20/35)	128	132,171
5.13%, 07/20/45 (Call 01/20/45)[a]	40,264	42,087,025
5.30%, 12/05/43 (Call 06/05/43)	1,432	1,528,661
Eli Lilly & Co.
2.35%, 05/15/22[a]	9,301	9,050,942
2.75%, 06/01/25 (Call 03/01/25)[a]	9,128	8,807,928
3.10%, 05/15/27 (Call 02/15/27)[a]	11,693	11,387,536

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.70%, 03/01/45 (Call 09/01/44)	$13,858	$13,375,349
3.95%, 05/15/47 (Call 11/15/46)[a]	8,441	8,463,433
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)[a]	15,648	15,118,659
3.40%, 03/01/27 (Call 12/01/26)[a]	21,528	20,365,423
3.50%, 06/15/24 (Call 03/15/24)	17,593	17,223,953
3.90%, 02/15/22[a]	14,281	14,535,679
4.50%, 02/25/26 (Call 11/27/25)[a]	24,121	24,881,709
4.75%, 11/15/21[a]	13,730	14,385,200
4.80%, 07/15/46 (Call 01/15/46)[a]	5,901	5,880,484
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23[a]	20,039	19,660,616
6.38%, 05/15/38[a]	32,065	42,456,289
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	26,974	26,741,260
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)[a]	3,979	3,871,826
2.25%, 03/03/22 (Call 02/03/22)[a]	3,643	3,565,466
2.45%, 03/01/26 (Call 12/01/25)[a]	36,010	33,954,333
2.63%, 01/15/25 (Call 11/15/24)	11,430	11,027,625
2.90%, 01/15/28 (Call 10/15/27)[a]	14,473	13,899,037
2.95%, 03/03/27 (Call 12/03/26)[a]	15,939	15,453,431
3.38%, 12/05/23[a]	4,611	4,722,873
3.40%, 01/15/38 (Call 07/15/37)[a]	15,286	14,610,582
3.50%, 01/15/48 (Call 07/15/47)[a]	11,807	11,081,815
3.55%, 03/01/36 (Call 09/01/35)[a]	13,706	13,416,391
3.63%, 03/03/37 (Call 09/03/36)[a]	21,400	21,156,072

Security	Principal (000s)	Value
3.70%, 03/01/46 (Call 09/01/45)[a]	$21,708	$21,197,532
3.75%, 03/03/47 (Call 09/03/46)[a]	10,372	10,205,621
4.38%, 12/05/33 (Call 06/05/33)	10,219	11,106,290
5.95%, 08/15/37[a]	14,122	18,182,679
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)[a]	4,024	4,062,180
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)[a]	10,077	10,254,795
Merck & Co. Inc.
2.35%, 02/10/22[a]	4,297	4,213,805
2.40%, 09/15/22 (Call 06/15/22)[a]	7,516	7,342,389
2.75%, 02/10/25 (Call 11/10/24)[a]	30,347	29,274,910
2.80%, 05/18/23[a]	22,229	21,968,294
3.70%, 02/10/45 (Call 08/10/44)[a]	29,897	28,955,098
3.88%, 01/15/21 (Call 10/15/20)[a]	2,490	2,562,457
4.15%, 05/18/43	16,997	17,614,761
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)[a]	26,289	26,055,438
3.95%, 06/15/26 (Call 03/15/26)[b]	1,938	1,878,910
3.95%, 06/15/26 (Call 03/15/26)[a]	36,063	34,944,423
5.25%, 06/15/46 (Call 12/15/45)[a]	9,926	10,017,642
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)[a]	5,346	5,225,703
2.40%, 09/21/22[a]	15,199	14,811,661
3.00%, 11/20/25 (Call 08/20/25)[a]	22,886	22,370,539
3.10%, 05/17/27 (Call 02/17/27)	19,943	19,525,503
3.40%, 05/06/24[a]	28,543	28,826,061

72	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.00%, 11/20/45 (Call 05/20/45)[a]	$18,811	$19,066,892
4.40%, 05/06/44[a]	19,923	21,499,254
Pfizer Inc.
1.95%, 06/03/21[a]	8,851	8,634,861
2.20%, 12/15/21[a]	10,126	9,896,486
2.75%, 06/03/26[a]	19,219	18,244,483
3.00%, 06/15/23[a]	9,895	9,882,913
3.00%, 12/15/26[a]	17,797	17,172,888
3.40%, 05/15/24[a]	16,513	16,700,735
4.00%, 12/15/36[a]	12,023	12,338,244
4.13%, 12/15/46[a]	14,505	14,877,825
4.30%, 06/15/43[a]	10,948	11,443,511
4.40%, 05/15/44[a]	12,677	13,488,693
7.20%, 03/15/39[a]	28,441	41,096,070
Sanofi
4.00%, 03/29/21[a]	19,837	20,472,030
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)[a]	44,024	42,529,332
2.88%, 09/23/23 (Call 07/23/23)[a]	35,249	33,806,858
3.20%, 09/23/26 (Call 06/23/26)[a]	40,097	37,352,789
Wyeth LLC
5.95%, 04/01/37[a]	23,199	29,506,305
6.50%, 02/01/34[a]	8,731	11,344,070
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)[a]	6,631	6,218,303
3.25%, 02/01/23 (Call 11/01/22)[a]	17,487	17,397,877
3.95%, 09/12/47 (Call 03/12/47)[a]	903	857,018
4.50%, 11/13/25 (Call 08/13/25)	9,842	10,385,171
4.70%, 02/01/43 (Call 08/01/42)	12,839	13,525,919

		2,026,013,956
PIPELINES — 3.22%
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	12,062	12,399,933

Security	Principal (000s)	Value
Enbridge Inc.
4.25%, 12/01/26 (Call 09/01/26)[a]	$15,583	$15,696,588
5.50%, 12/01/46 (Call 05/29/46)[a]	9,284	10,481,786
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	14,293	14,073,691
4.05%, 03/15/25 (Call 12/15/24)[a]	17,476	17,232,406
4.65%, 06/01/21 (Call 03/01/21)[a]	7,944	8,213,184
4.75%, 01/15/26 (Call 10/15/25)[a]	11,674	11,861,807
5.15%, 03/15/45 (Call 09/15/44)	15,637	14,682,349
5.20%, 02/01/22 (Call 11/01/21)[a]	11,471	12,066,205
5.30%, 04/15/47 (Call 10/15/46)[a]	8,593	8,252,841
6.13%, 12/15/45 (Call 06/15/45)	9,297	9,871,384
6.50%, 02/01/42 (Call 08/01/41)	14,353	15,847,434
Energy Transfer LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	13,660	14,620,711
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	2,313	2,268,115
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)[a]	2,835	2,828,256
3.70%, 02/15/26 (Call 11/15/25)	12,121	12,062,986
3.75%, 02/15/25 (Call 11/15/24)	13,861	13,922,877
3.90%, 02/15/24 (Call 11/15/23)	9,083	9,227,589
3.95%, 02/15/27 (Call 11/15/26)[a]	10	10,103
4.25%, 02/15/48 (Call 08/15/47)	15,000	14,384,756

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.45%, 02/15/43 (Call 08/15/42)	$14,545	$14,363,971
4.85%, 08/15/42 (Call 02/15/42)	6,734	7,006,864
4.85%, 03/15/44 (Call 09/15/43)	17,530	18,274,762
4.90%, 05/15/46 (Call 11/15/45)	12,036	12,729,589
5.10%, 02/15/45 (Call 08/15/44)	16,785	18,168,928
5.95%, 02/01/41	8,489	10,049,137
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	11,725	11,766,523
3.95%, 09/01/22 (Call 06/01/22)	13,401	13,582,160
5.50%, 03/01/44 (Call 09/01/43)	7,613	7,922,350
6.95%, 01/15/38	11,171	13,488,492
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)[a]	15,813	15,452,764
4.30%, 06/01/25 (Call 03/01/25)	16,996	17,187,599
4.30%, 03/01/28 (Call 12/01/27)	5,000	4,983,100
5.05%, 02/15/46 (Call 08/15/45)	9,835	9,643,105
5.30%, 12/01/34 (Call 06/01/34)	11,363	11,724,702
5.55%, 06/01/45 (Call 12/01/44)[a]	17,969	18,777,341
7.75%, 01/15/32	11,599	14,759,947
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	15,000	14,740,452
4.13%, 03/01/27 (Call 12/01/26)[a]	13,690	13,605,661
4.50%, 07/15/23 (Call 04/15/23)[a]	9,311	9,634,332
4.50%, 04/15/38 (Call 10/15/37)	20,000	19,468,436
4.70%, 04/15/48 (Call 10/15/47)	15,000	14,521,306

Security	Principal (000s)	Value
4.88%, 12/01/24 (Call 09/01/24)[a]	$15,036	$15,829,692
4.88%, 06/01/25 (Call 03/01/25)[a]	11,801	12,376,517
5.20%, 03/01/47 (Call 09/01/46)[a]	16,089	16,705,894
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	6,369	6,291,148
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	6,013	5,739,663
3.65%, 06/01/22 (Call 03/01/22)	8,955	8,855,680
4.50%, 12/15/26 (Call 09/15/26)[a]	10,782	10,707,797
4.65%, 10/15/25 (Call 07/15/25)[a]	10,306	10,412,835
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	15,873	15,560,743
5.00%, 03/15/27 (Call 09/15/26)[a]	20,672	21,435,522
5.63%, 02/01/21 (Call 11/01/20)[a]	17,449	18,406,950
5.63%, 04/15/23 (Call 01/15/23)[a]	24,592	26,310,632
5.63%, 03/01/25 (Call 12/01/24)[a]	27,655	29,804,734
5.75%, 05/15/24 (Call 02/15/24)[a]	24,637	26,569,093
5.88%, 06/30/26 (Call 12/31/25)[a]	21,690	23,690,909
6.25%, 03/15/22 (Call 12/15/21)[a]	9,364	10,203,628
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	14,790	15,526,477
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (Call 07/01/27)[a]	10,615	10,116,178
5.35%, 05/15/45 (Call 11/15/44)	8,624	8,309,948

74	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.40%, 10/01/47 (Call 04/01/47)[a]	$19,946	$19,535,124
TransCanada PipeLines Ltd.
2.50%, 08/01/22[a]	12,712	12,357,396
4.63%, 03/01/34 (Call 12/01/33)[a]	17,921	18,964,904
4.88%, 01/15/26 (Call 10/15/25)[a]	8,313	9,011,398
6.10%, 06/01/40[a]	9,135	11,293,564
6.20%, 10/15/37[a]	13,190	16,232,329
7.63%, 01/15/39[a]	15,552	22,153,824
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (Call 11/01/25)[a]	17,365	21,568,830
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	8,501	8,389,729
3.60%, 03/15/22 (Call 01/15/22)	17,915	17,939,443
3.75%, 06/15/27 (Call 03/15/27)[a]	19,604	19,041,828
3.90%, 01/15/25 (Call 10/15/24)	6,106	6,064,015
4.00%, 09/15/25 (Call 06/15/25)[a]	11,799	11,752,809
4.30%, 03/04/24 (Call 12/04/23)	16,175	16,541,909
5.10%, 09/15/45 (Call 03/15/45)	11,675	12,097,208
6.30%, 04/15/40	16,262	19,226,177
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/28/18)	4,470	4,670,584

		1,051,551,633
REAL ESTATE INVESTMENT TRUSTS — 1.12%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)[a]	10,687	10,722,664
3.38%, 10/15/26 (Call 07/15/26)[a]	16,256	15,384,027
3.50%, 01/31/23[a]	2,576	2,575,974
3.55%, 07/15/27 (Call 04/15/27)[a]	8,097	7,713,814

Security	Principal (000s)	Value
4.00%, 06/01/25 (Call 03/01/25)[a]	$22,768	$22,809,779
4.70%, 03/15/22[a]	374	392,112
5.00%, 02/15/24	8,791	9,396,432
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)[a]	22,715	20,925,590
3.65%, 02/01/26 (Call 11/03/25)[a]	18,131	17,959,593
3.85%, 02/01/23 (Call 11/01/22)	6,260	6,409,079
4.13%, 05/15/21 (Call 02/15/21)	2,290	2,363,255
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23[a]	9,702	9,766,971
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)[a]	459	445,003
3.15%, 07/15/23 (Call 06/15/23)	475	464,628
3.20%, 09/01/24 (Call 07/01/24)[a]	4,328	4,166,553
3.40%, 02/15/21 (Call 01/15/21)[a]	5,095	5,126,915
3.65%, 09/01/27 (Call 06/01/27)[a]	13,944	13,340,045
3.70%, 06/15/26 (Call 03/15/26)[a]	7,044	6,808,270
4.45%, 02/15/26 (Call 11/15/25)	13,791	14,044,486
4.88%, 04/15/22	22,404	23,567,935
5.25%, 01/15/23[a]	26,309	28,198,020
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)[a]	7,886	8,215,684
4.63%, 12/15/21 (Call 09/15/21)	5,125	5,405,445
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)[a]	12,864	12,887,665
4.00%, 06/01/25 (Call 03/01/25)[a]	13,070	13,114,927

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.25%, 11/15/23 (Call 08/15/23)	$7,593	$7,829,448
5.38%, 02/01/21 (Call 11/03/20)[a]	1,602	1,695,186
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)[a]	12,588	12,137,397
3.30%, 01/15/26 (Call 10/15/25)[a]	18,689	18,173,522
3.38%, 10/01/24 (Call 07/01/24)[a]	15,996	15,868,817
3.38%, 06/15/27 (Call 03/15/27)[a]	1,732	1,678,631
4.38%, 03/01/21 (Call 12/01/20)[a]	10,967	11,413,686
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)[a]	19,727	19,898,161
Weyerhaeuser Co.
7.38%, 03/15/32[a]	11,727	15,402,584

		366,302,298
RETAIL — 2.69%
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)[a]	3,651	3,584,682
2.30%, 05/18/22 (Call 04/18/22)[a]	3,007	2,925,198
2.75%, 05/18/24 (Call 03/18/24)	12,635	12,320,948
3.00%, 05/18/27 (Call 02/18/27)[a]	10,836	10,482,949
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)[a]	17,135	16,744,634
2.13%, 09/15/26 (Call 06/15/26)[a]	18,173	16,369,204
2.63%, 06/01/22 (Call 05/01/22)	9,650	9,520,649
2.70%, 04/01/23 (Call 01/01/23)[a]	13,102	12,857,289
2.80%, 09/14/27 (Call 06/14/27)[a]	15,847	14,944,778
3.00%, 04/01/26 (Call 01/01/26)[a]	20,746	20,098,136

Security	Principal (000s)	Value
3.35%, 09/15/25 (Call 06/15/25)[a]	$18,262	$18,185,332
3.50%, 09/15/56 (Call 03/15/56)[a]	13,157	11,560,574
3.75%, 02/15/24 (Call 11/15/23)[a]	6,135	6,311,829
3.90%, 06/15/47 (Call 12/15/46)[a]	3,460	3,399,606
4.20%, 04/01/43 (Call 10/01/42)[a]	8,263	8,481,554
4.25%, 04/01/46 (Call 10/01/45)[a]	15,991	16,558,853
4.40%, 04/01/21 (Call 01/01/21)[a]	11,602	12,130,120
4.40%, 03/15/45 (Call 09/15/44)	11,817	12,505,200
4.88%, 02/15/44 (Call 08/15/43)	13,255	14,963,501
5.88%, 12/16/36[a]	34,752	44,406,815
5.95%, 04/01/41 (Call 10/01/40)[a]	14,962	19,154,269
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)[a]	16,686	15,405,289
3.10%, 05/03/27 (Call 02/03/27)[a]	20,470	19,594,781
3.12%, 04/15/22 (Call 01/15/22)	3,500	3,527,561
3.38%, 09/15/25 (Call 06/15/25)	9,756	9,628,950
3.70%, 04/15/46 (Call 10/15/45)	20,150	18,644,392
4.05%, 05/03/47 (Call 11/03/46)[a]	16,870	16,719,729
4.38%, 09/15/45 (Call 03/15/45)[a]	6,942	7,193,347
4.65%, 04/15/42 (Call 10/15/41)[a]	8,169	8,793,478
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)[a]	9,371	8,728,355
McDonald’s Corp.
2.63%, 01/15/22[a]	17,241	16,946,310
3.50%, 03/01/27 (Call 12/01/26)[a]	14,639	14,402,440

76	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.70%, 01/30/26 (Call 10/30/25)[a]	$20,554	$20,586,681
4.70%, 12/09/35 (Call 06/09/35)[a]	8,015	8,568,570
4.88%, 12/09/45 (Call 06/09/45)[a]	22,619	24,515,574
6.30%, 10/15/37[a]	11,344	14,456,024
6.30%, 03/01/38[a]	9,977	12,710,724
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)[a]	5,935	5,825,385
3.10%, 03/01/23 (Call 02/01/23)	5,000	4,990,950
3.50%, 03/01/28 (Call 12/01/27)	5,000	4,963,700
3.85%, 10/01/23 (Call 07/01/23)[a]	14,304	14,874,771
Target Corp.
2.50%, 04/15/26[a]	18,000	16,704,428
2.90%, 01/15/22[a]	7,185	7,190,326
3.50%, 07/01/24[a]	8,778	8,920,331
3.63%, 04/15/46[a]	11,847	10,817,263
3.90%, 11/15/47 (Call 05/15/47)	9,855	9,419,601
4.00%, 07/01/42[a]	16,256	15,886,345
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)[a]	21,511	19,440,756
2.75%, 06/15/21 (Call 04/15/21)[a]	504	503,476
Walgreen Co.
3.10%, 09/15/22[a]	17,947	17,632,260
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)[a]	18,284	18,324,088
3.45%, 06/01/26 (Call 03/01/26)[a]	22,058	20,866,566
3.80%, 11/18/24 (Call 08/18/24)[a]	25,521	25,305,738
4.80%, 11/18/44 (Call 05/18/44)[a]	17,178	17,074,953
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)[a]	18,519	18,009,894

Security	Principal (000s)	Value
2.55%, 04/11/23 (Call 01/11/23)[a]	$27,049	$26,475,096
2.65%, 12/15/24 (Call 10/15/24)	18,294	17,753,553
3.30%, 04/22/24 (Call 01/22/24)	16,406	16,576,056
3.63%, 12/15/47 (Call 06/15/47)[a]	16,981	16,486,596
4.00%, 04/11/43 (Call 10/11/42)	2,507	2,590,704
4.30%, 04/22/44 (Call 10/22/43)[a]	4,832	5,211,542
5.25%, 09/01/35	16,463	19,723,856
5.63%, 04/01/40	5,037	6,404,078
5.63%, 04/15/41	17,701	22,640,777
5.88%, 04/05/27	1,302	1,543,716

		880,085,130
SEMICONDUCTORS — 1.97%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)[a]	11,123	10,850,428
3.90%, 12/15/25 (Call 09/15/25)	11,203	11,329,396
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)[a]	13,500	13,198,584
4.30%, 06/15/21[a]	8,651	9,069,926
4.35%, 04/01/47 (Call 10/01/46)[a]	12,174	12,685,942
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)[a]	11,522	10,926,140
3.00%, 01/15/22 (Call 12/15/21)	54,592	53,347,805
3.13%, 01/15/25 (Call 11/15/24)	21,247	19,937,547
3.50%, 01/15/28 (Call 10/15/27)	19,315	17,891,316
3.63%, 01/15/24 (Call 11/15/23)	26,462	25,841,294
3.88%, 01/15/27 (Call 10/15/26)	65,689	63,041,674

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)[a]	$8,539	$8,344,199
2.60%, 05/19/26 (Call 02/19/26)	17,090	16,083,698
2.70%, 12/15/22[a]	15,682	15,469,426
2.88%, 05/11/24 (Call 03/11/24)[a]	19,118	18,692,179
3.10%, 07/29/22[a]	16,732	16,839,583
3.15%, 05/11/27 (Call 02/11/27)[a]	14,194	13,840,929
3.30%, 10/01/21[a]	16,077	16,372,540
3.70%, 07/29/25 (Call 04/29/25)[a]	27,121	27,689,882
3.73%, 12/08/47 (Call 06/08/47)[b]	43,904	42,063,487
4.00%, 12/15/32[a]	10,531	10,937,101
4.10%, 05/19/46 (Call 11/19/45)[a]	16,692	17,017,788
4.10%, 05/11/47 (Call 11/11/46)[a]	16,636	16,972,501
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)[a]	15,993	15,546,637
3.20%, 09/16/26 (Call 06/16/26)[a]	8,436	8,173,483
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)[a]	21,057	20,039,227
2.90%, 05/20/24 (Call 03/20/24)[a]	29,743	28,124,609
3.00%, 05/20/22[a]	18,829	18,446,502
3.25%, 05/20/27 (Call 02/20/27)[a]	26,040	24,356,644
3.45%, 05/20/25 (Call 02/20/25)[a]	16,501	15,986,966
4.30%, 05/20/47 (Call 11/20/46)[a]	17,813	16,457,933
4.65%, 05/20/35 (Call 11/20/34)	16,064	16,292,920
4.80%, 05/20/45 (Call 11/20/44)[a]	12,623	12,660,095

		644,528,381

Security	Principal (000s)	Value
SOFTWARE — 4.23%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)[a]	$7,527	$7,304,417
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	9,357	9,069,494
3.00%, 08/15/26 (Call 05/15/26)	15,622	14,560,679
3.50%, 04/15/23 (Call 01/15/23)	2,025	2,028,475
5.00%, 10/15/25 (Call 07/15/25)	6,012	6,443,735
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	10,719	10,818,321
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	36,218	34,785,238
2.00%, 11/03/20 (Call 10/03/20)[a]	1,130	1,111,933
2.00%, 08/08/23 (Call 06/08/23)[a]	17,448	16,537,197
2.13%, 11/15/22[a]	2,447	2,364,798
2.38%, 02/12/22 (Call 01/12/22)	19,152	18,775,690
2.38%, 05/01/23 (Call 02/01/23)[a]	2,901	2,810,719
2.40%, 02/06/22 (Call 01/06/22)[a]	16,019	15,720,681
2.40%, 08/08/26 (Call 05/08/26)[a]	52,539	48,746,546
2.65%, 11/03/22 (Call 09/03/22)	2,582	2,544,184
2.70%, 02/12/25 (Call 11/12/24)[a]	30,217	29,144,393
2.88%, 02/06/24 (Call 12/06/23)	29,532	29,016,673
3.13%, 11/03/25 (Call 08/03/25)[a]	33,629	33,174,437
3.30%, 02/06/27 (Call 11/06/26)[a]	52,681	52,202,098
3.45%, 08/08/36 (Call 02/08/36)	28,556	27,663,991

78	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.50%, 02/12/35 (Call 08/12/34)[a]	$31,379	$30,730,333
3.50%, 11/15/42	11,537	10,966,753
3.63%, 12/15/23 (Call 09/15/23)[a]	16,333	16,755,002
3.70%, 08/08/46 (Call 02/08/46)[a]	59,945	58,268,908
3.75%, 02/12/45 (Call 08/12/44)	20,670	20,287,152
3.95%, 08/08/56 (Call 02/08/56)[a]	25,757	25,524,396
4.00%, 02/12/55 (Call 08/12/54)	25,463	25,486,189
4.10%, 02/06/37 (Call 08/06/36)	31,710	33,335,730
4.20%, 11/03/35 (Call 05/03/35)	11,146	11,847,645
4.45%, 11/03/45 (Call 05/03/45)	35,575	38,985,600
4.50%, 10/01/40	10,503	11,547,781
4.50%, 02/06/57 (Call 08/06/56)[a]	21,214	23,188,815
4.75%, 11/03/55 (Call 05/03/55)[a]	16,337	18,576,968
5.20%, 06/01/39	11,309	13,517,945
5.30%, 02/08/41[a]	12,511	15,200,660
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	34,722	37,003,965
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)[a]	49,529	47,825,153
2.40%, 09/15/23 (Call 07/15/23)[a]	26,537	25,354,065
2.50%, 05/15/22 (Call 03/15/22)[a]	26,846	26,255,082
2.50%, 10/15/22[a]	22,171	21,610,324
2.63%, 02/15/23 (Call 01/15/23)[a]	15,404	15,025,856
2.65%, 07/15/26 (Call 04/15/26)[a]	37,726	35,255,849
2.80%, 07/08/21[a]	7,611	7,592,190
2.95%, 11/15/24 (Call 09/15/24)[a]	30,500	29,631,894

Security	Principal (000s)	Value
2.95%, 05/15/25 (Call 02/15/25)[a]	$34,000	$32,924,784
3.25%, 11/15/27 (Call 08/15/27)[a]	40,012	38,876,059
3.40%, 07/08/24 (Call 04/08/24)[a]	25,246	25,331,031
3.63%, 07/15/23[a]	15,122	15,433,624
3.80%, 11/15/37 (Call 05/15/37)[a]	22,754	22,446,737
3.85%, 07/15/36 (Call 01/15/36)[a]	16,433	16,378,066
3.90%, 05/15/35 (Call 11/15/34)	15,612	15,658,816
4.00%, 07/15/46 (Call 01/15/46)[a]	34,571	34,214,290
4.00%, 11/15/47 (Call 05/15/47)[a]	26,578	26,318,665
4.13%, 05/15/45 (Call 11/15/44)[a]	27,305	27,511,000
4.30%, 07/08/34 (Call 01/08/34)	22,297	23,477,595
4.38%, 05/15/55 (Call 11/15/54)[a]	14,773	15,335,275
4.50%, 07/08/44 (Call 01/08/44)[a]	12,445	13,260,085
5.38%, 07/15/40	29,999	35,934,563
6.13%, 07/08/39[a]	14,060	18,331,580
6.50%, 04/15/38	17,127	23,036,942
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)[a]	17,233	16,579,635
3.90%, 08/21/27 (Call 05/21/27)[a]	15,996	15,146,361

		1,380,793,062

TELECOMMUNICATIONS — 7.63%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	21,532	20,746,140
2.80%, 02/17/21 (Call 01/17/21)[a]	14,419	14,313,979
2.85%, 02/14/23 (Call 01/14/23)[a]	4,784	4,752,616
3.00%, 02/15/22[a]	16,462	16,238,614

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.00%, 06/30/22 (Call 04/30/22)	$35,685	$35,065,298
3.20%, 03/01/22 (Call 02/01/22)[a]	17,247	17,129,936
3.40%, 08/14/24 (Call 06/14/24)	3,255	3,234,600
3.40%, 05/15/25 (Call 02/15/25)[a]	56,431	54,211,693
3.60%, 02/17/23 (Call 12/17/22)[a]	34,369	34,485,559
3.80%, 03/15/22	16,319	16,572,560
3.80%, 03/01/24 (Call 01/01/24)[a]	12,345	12,352,540
3.88%, 08/15/21[a]	18,000	18,365,380
3.90%, 03/11/24 (Call 12/11/23)	20,298	20,416,289
3.90%, 08/14/27 (Call 05/14/27)[a]	27,059	26,862,749
3.95%, 01/15/25 (Call 10/15/24)[a]	17,910	17,876,892
4.10%, 02/15/28 (Call 11/15/27)[b]	40,756	39,948,685
4.13%, 02/17/26 (Call 11/17/25)[a]	34,354	34,330,852
4.25%, 03/01/27 (Call 12/01/26)[a]	20,296	20,330,020
4.30%, 02/15/30 (Call 11/15/29)[a,b]	26,258	25,590,175
4.30%, 12/15/42 (Call 06/15/42)[a]	27,838	25,393,576
4.35%, 06/15/45 (Call 12/15/44)	33,408	29,860,141
4.45%, 05/15/21	11,969	12,420,648
4.45%, 04/01/24 (Call 01/01/24)[a]	22,318	23,050,267
4.50%, 05/15/35 (Call 11/15/34)[a]	30,391	29,253,720
4.50%, 03/09/48 (Call 09/09/47)[a]	50,797	46,190,058
4.55%, 03/09/49 (Call 09/09/48)[a]	29,864	27,290,246
4.75%, 05/15/46 (Call 11/15/45)[a]	37,390	35,312,256

Security	Principal (000s)	Value
4.80%, 06/15/44 (Call 12/15/43)	$30,367	$29,016,233
4.90%, 08/14/37 (Call 02/14/37)[a]	29,190	29,163,402
5.00%, 03/01/21	6,276	6,599,610
5.15%, 03/15/42[a]	7,446	7,479,295
5.15%, 11/15/46 (Call 05/15/46)[a,b]	34,570	34,572,070
5.15%, 02/14/50 (Call 08/14/49)[a]	48,573	48,319,716
5.25%, 03/01/37 (Call 09/01/36)[a]	31,965	33,179,267
5.30%, 08/14/58 (Call 02/14/58)[a]	24,897	24,797,833
5.35%, 09/01/40[a]	22,700	23,448,160
5.45%, 03/01/47 (Call 09/01/46)[a]	18,414	19,158,305
5.55%, 08/15/41[a]	17,684	18,971,335
5.65%, 02/15/47 (Call 08/15/46)[a]	11,025	11,774,409
5.70%, 03/01/57 (Call 09/01/56)[a]	6,827	7,252,069
6.00%, 08/15/40 (Call 05/15/40)[a]	17,133	19,046,340
6.38%, 03/01/41[a]	13,971	16,221,035
British Telecommunications PLC
9.13%, 12/15/30	32,304	46,941,505
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)[a]	18,793	18,135,766
2.20%, 02/28/21[a]	24,832	24,387,698
2.20%, 09/20/23 (Call 07/20/23)[a]	2,646	2,521,473
2.50%, 09/20/26 (Call 06/20/26)[a]	19,160	17,877,272
2.95%, 02/28/26[a]	12,524	12,138,283
3.63%, 03/04/24[a]	9,236	9,438,942
5.50%, 01/15/40[a]	26,500	33,001,147
5.90%, 02/15/39[a]	25,748	33,369,817
Deutsche Telekom International Finance BV
8.75%, 06/15/30	41,833	59,666,688

80	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Orange SA
4.13%, 09/14/21	$12,114	$12,606,840
5.38%, 01/13/42[a]	13,334	15,253,776
5.50%, 02/06/44 (Call 08/06/43)[a]	9,716	11,264,297
9.00%, 03/01/31[a]	31,536	46,672,656
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	9,077	9,361,490
5.00%, 03/15/44 (Call 09/15/43)[a]	14,112	15,411,334
Telefonica Emisiones SAU
4.10%, 03/08/27[a]	25,403	25,221,165
4.57%, 04/27/23[a]	6,262	6,615,878
5.21%, 03/08/47[a]	26,113	27,418,444
5.46%, 02/16/21[a]	18,615	19,833,812
7.05%, 06/20/36[a]	21,807	27,693,333
Telefonica Europe BV
8.25%, 09/15/30[a]	17,718	24,023,276
Verizon Communications Inc.
1.75%, 08/15/21	10,581	10,126,328
2.45%, 11/01/22 (Call 08/01/22)	15,539	14,965,393
2.63%, 08/15/26[a]	23,425	21,342,143
2.95%, 03/15/22[a]	41,964	41,478,611
3.00%, 11/01/21 (Call 09/01/21)[a]	9,102	9,064,807
3.13%, 03/16/22[a]	26,438	26,287,407
3.38%, 02/15/25	68,320	66,813,394
3.45%, 03/15/21[a]	5,758	5,836,042
3.50%, 11/01/21[a]	15,220	15,388,931
3.50%, 11/01/24 (Call 08/01/24)[a]	38,111	37,750,241
3.85%, 11/01/42 (Call 05/01/42)[a]	12,075	10,503,700
4.13%, 03/16/27[a]	43,195	43,793,458
4.13%, 08/15/46[a]	28,330	25,267,853
4.15%, 03/15/24 (Call 12/15/23)[a]	24,854	25,587,228
4.27%, 01/15/36[a]	37,670	36,363,073
4.40%, 11/01/34 (Call 05/01/34)[a]	36,731	35,889,996
4.50%, 08/10/33[a]	10,563	10,590,276
4.52%, 09/15/48	60,465	57,073,180
4.60%, 04/01/21	17,207	17,995,786

Security	Principal (000s)	Value
4.67%, 03/15/55[a]	$73,555	$68,819,801
4.75%, 11/01/41[a]	7,978	7,941,568
4.81%, 03/15/39[a]	22,496	22,845,646
4.86%, 08/21/46[a]	60,336	60,113,976
5.01%, 04/15/49[a]	43,010	43,493,325
5.01%, 08/21/54[a]	61,486	60,635,759
5.15%, 09/15/23	72,111	78,111,255
5.25%, 03/16/37	39,125	41,536,168
5.50%, 03/16/47[a]	17,573	19,168,103
6.55%, 09/15/43	9,019	11,285,475
Vodafone Group PLC
2.50%, 09/26/22	14,741	14,286,395
2.95%, 02/19/23[a]	24,482	24,035,598
4.38%, 02/19/43[a]	16,884	16,253,906
6.15%, 02/27/37[a]	18,652	22,281,125

		2,492,375,407
TRANSPORTATION — 0.95%
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (Call 06/01/23)	1,756	1,813,983
3.90%, 08/01/46 (Call 02/01/46)	9,816	9,620,662
4.13%, 06/15/47 (Call 12/15/46)[a]	10,795	10,982,095
4.15%, 04/01/45 (Call 10/01/44)[a]	16,320	16,502,206
4.45%, 03/15/43 (Call 09/15/42)[a]	7,018	7,405,062
4.55%, 09/01/44 (Call 03/01/44)	8,794	9,392,982
4.90%, 04/01/44 (Call 10/01/43)[a]	15,181	16,989,517
5.75%, 05/01/40 (Call 11/01/39)[a]	7,344	9,023,397
Canadian Pacific Railway Co.
6.13%, 09/15/15 (Call 03/15/15)[a]	10,914	13,359,743
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)[a]	439	400,815
3.25%, 06/01/27 (Call 03/01/27)[a]	10,576	10,108,093
3.80%, 03/01/28 (Call 12/01/27)	10,000	9,950,982

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.80%, 11/01/46 (Call 05/01/46)[a]	$1,890	$1,725,435
4.10%, 03/15/44 (Call 09/15/43)[a]	11,028	10,561,722
4.30%, 03/01/48 (Call 09/01/47)	10,000	9,861,330
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)[a]	3,248	3,161,744
4.00%, 01/15/24[a]	7,226	7,450,808
4.05%, 02/15/48 (Call 08/15/47)	10,000	9,379,362
4.40%, 01/15/47 (Call 07/15/46)[a]	17,862	17,708,492
4.55%, 04/01/46 (Call 10/01/45)[a]	17,047	17,269,509
4.75%, 11/15/45 (Call 05/15/45)	11,552	12,031,675
5.10%, 01/15/44	7,299	7,960,821
Union Pacific Corp.
3.80%, 10/01/51 (Call 04/01/51)[a]	13,994	13,317,365
4.16%, 07/15/22 (Call 04/15/22)	5,558	5,807,237
United Parcel Service Inc.
2.45%, 10/01/22[a]	13,447	13,114,160
2.50%, 04/01/23 (Call 03/01/23)	600	581,846
3.05%, 11/15/27 (Call 08/15/27)	15,893	15,228,263
3.13%, 01/15/21[a]	11,915	12,039,446
3.75%, 11/15/47 (Call 05/15/47)[a]	15,263	14,551,283
6.20%, 01/15/38[a]	18,686	24,194,575

		311,494,610
WATER — 0.05%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	14,007	13,447,794
6.59%, 10/15/37	1,037	1,382,323

		14,830,117

TOTAL CORPORATE BONDS & NOTES
(Cost: $33,490,821,284)		32,362,276,233

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 10.82%

MONEY MARKET FUNDS — 10.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	3,425,888	$3,426,231,013
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	107,658	107,657,990

		3,533,889,003

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,533,713,532)		3,533,889,003

TOTAL INVESTMENTS IN SECURITIES — 109.90%
(Cost: $37,024,534,816)		35,896,165,236
Other Assets, Less Liabilities — (9.90)%		(3,233,884,839)

NET ASSETS — 100.00%		$32,662,280,397

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

82	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ shares held at 02/28/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 02/28/18 (000s)	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,651,900	773,988	[b]	—	3,425,888	$3,426,231,013	$8,933,002	[c]	$(161,621)	$(740,478)
BlackRock Cash Funds: Treasury, SL Agency Shares	212,138	—		(104,480)[b]	107,658	107,657,990	1,499,106		—	—
PNC Bank N.A.
2.15%, 04/29/21	$16,670	$6,675		$(9,014)	$14,331	13,953,359	255,628		(134,241)	(125,436)
2.30%, 06/01/20	9,030	6,850		(15,880)	—	—	62,991		(16,335)	51,307
2.40%, 10/18/19	3,720	—		(3,720)	—	—	1,880		19,172	(33,375)
2.45%, 11/05/20	6,910	4,421		(11,331)	—	—	166,256		(84,632)	67,194
2.45%, 07/28/22	—	1,375		(8)	1,367	1,325,817	13,427		(97)	(43,371)
2.55%, 12/09/21	8,460	8,500		(5,145)	11,815	11,571,759	332,084		(91,476)	(251,768)
2.60%, 07/21/20	7,440	550		(7,990)	—	—	138,222		13,129	(28,418)
2.63%, 02/17/22	—	19,056		(1,334)	17,722	17,366,403	379,429		(20,686)	(455,641)
2.70%, 11/01/22	6,492	16,740		(1,343)	21,889	21,260,576	337,776		(12,744)	(585,978)
2.95%, 01/30/23	12,353	4,313		(4,740)	11,926	11,697,578	332,656		76,807	(280,569)
2.95%, 02/23/25	12,330	4,345		(3,475)	13,200	12,746,573	346,969		(23,747)	(337,275)
3.10%, 10/25/27	—	2,960		(22)	2,938	2,805,908	22,607		(97)	(113,138)
3.25%, 06/01/25	13,240	7,605		(2,405)	18,440	18,083,479	391,078		(2,373)	(573,390)
3.80%, 07/25/23	10,023	2,850		(861)	12,012	12,220,101	323,162		(350)	(278,380)
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	—	11,720		(8,226)	3,494	3,356,304	196,259		(180,425)	(158,115)
3.30%, 03/08/22	10,229	500		(99)	10,630	10,687,939	281,505		171	(226,932)
3.90%, 04/29/24	10,260	4,035		(6,699)	7,596	7,729,985	231,059		116,089	(269,044)
4.38%, 08/11/20	8,704	—		(8,704)	—	—	159,489		8,396	10,501
5.13%, 02/08/20	5,025	—		(5,025)	—	—	59,751		86,547	(66,686)

						$3,678,694,784	$14,464,336		$(408,513)	$(4,438,992)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$32,362,276,233	$—	$32,362,276,233
Money market funds	3,533,889,003	—	—	3,533,889,003

Total	$3,533,889,003	$32,362,276,233	$—	$35,896,165,236

See notes to financial statements.

84	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2018

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$15,509,332,324	$33,341,550,588
Affiliated (Note 2)	3,721,516,722	3,682,984,228

Total cost of investments in securities	$19,230,849,046	$37,024,534,816

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$14,875,312,256	$32,217,470,452
Affiliated (Note 2)	3,721,861,971	3,678,694,784
Cash	9,660,987	24,293
Receivables:
Investment securities sold	3,078,054	35,464,724
Due from custodian (Note 4)	16,798,347	1,469,678
Dividends and interest	245,715,479	326,675,097
Capital shares sold	10,772,574	502,905
Capital shares redeemed	8,000	—

Total Assets	18,883,207,668	36,260,301,933

LIABILITIES
Payables:
Investment securities purchased	92,544,259	166,632,803
Collateral for securities on loan (Note 1)	3,510,925,856	3,425,958,133
Capital shares redeemed	—	1,460,907
Securities related to in-kind transactions (Note 4)	2,613,506	145,620
Investment advisory fees (Note 2)	5,669,114	3,824,073

Total Liabilities	3,611,752,735	3,598,021,536

NET ASSETS	$15,271,454,933	$32,662,280,397

Net assets consist of:
Paid-in capital	$16,631,872,292	$33,780,770,634
Undistributed net investment income	62,019,010	102,140,732
Accumulated net realized loss	(788,761,550)	(92,261,389)
Net unrealized depreciation	(633,674,819)	(1,128,369,580)

NET ASSETS	$15,271,454,933	$32,662,280,397

Shares outstanding[b]	177,300,000	278,900,000

Net asset value per share	$86.13	$117.11

[a]	Securities on loan with values of $3,361,283,974 and $3,277,481,901, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	85

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2018

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$1,695,537	$1,499,106
Interest — unaffiliated	978,643,794	1,194,867,523
Interest — affiliated (Note 2)	—	4,032,228
Securities lending income — affiliated — net (Note 2)	26,256,146	8,933,002

Total investment income	1,006,595,477	1,209,331,859

EXPENSES
Investment advisory fees (Note 2)	89,108,367	52,238,868
Proxy fees	419,641	683,525

Total expenses	89,528,008	52,922,393

Net investment income	917,067,469	1,156,409,466

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(26,132,028)	11,583,728
Investments — affiliated (Note 2)	158,098	(309,458)
In-kind redemptions — unaffiliated	237,872,825	262,688,840
In-kind redemptions — affiliated (Note 2)	—	(99,055)

Net realized gain	211,898,895	273,864,055

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(570,992,133)	(748,625,142)
Investments — affiliated (Note 2)	(1,286,322)	(4,438,992)

Net change in unrealized appreciation/depreciation	(572,278,455)	(753,064,134)

Net realized and unrealized loss	(360,379,560)	(479,200,079)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$556,687,909	$677,209,387

See notes to financial statements.

86	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year ended February 28, 2018	Year ended February 28, 2017	Year ended February 28, 2018	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$917,067,469	$913,370,596	$1,156,409,466	$958,129,337
Net realized gain	211,898,895	163,704,895	273,864,055	651,742,555
Net change in unrealized appreciation/depreciation	(572,278,455)	1,590,409,253	(753,064,134)	47,173,262

Net increase in net assets resulting from operations	556,687,909	2,667,484,744	677,209,387	1,657,045,154

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(936,329,183)	(894,276,174)	(1,129,426,920)	(950,827,137)

Total distributions to shareholders	(936,329,183)	(894,276,174)	(1,129,426,920)	(950,827,137)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,454,486,063	26,246,586,037	25,559,315,034	25,263,588,527
Cost of shares redeemed	(23,397,888,488)	(24,969,218,372)	(23,683,010,110)	(19,802,911,391)

Net increase (decrease) in net assets from capital share transactions	(2,943,402,425)	1,277,367,665	1,876,304,924	5,460,677,136

INCREASE (DECREASE) IN NET ASSETS	(3,323,043,699)	3,050,576,235	1,424,087,391	6,166,895,153

NET ASSETS
Beginning of year	18,594,498,632	15,543,922,397	31,238,193,006	25,071,297,853

End of year	$15,271,454,933	$18,594,498,632	$32,662,280,397	$31,238,193,006

Undistributed net investment income included in net assets at end of year	$62,019,010	$81,280,724	$102,140,732	$75,158,186

SHARES ISSUED AND REDEEMED
Shares sold	234,300,000	310,500,000	213,200,000	210,900,000
Shares redeemed	(268,100,000)	(295,900,000)	(198,100,000)	(165,500,000)

Net increase (decrease) in shares outstanding	(33,800,000)	14,600,000	15,100,000	45,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	87

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Year ended Feb. 28, 2018	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014
Net asset value, beginning of year	$88.08	$79.10	$91.71	$94.64	$93.71

Income from investment operations:
Net investment income[a]	4.42	4.64	4.79	4.96	5.58
Net realized and unrealized gain (loss)[b]	(1.92)	8.89	(12.62)	(2.89)	0.98

Total from investment operations	2.50	13.53	(7.83)	2.07	6.56

Less distributions from:
Net investment income	(4.45)	(4.55)	(4.78)	(5.00)	(5.63)

Total distributions	(4.45)	(4.55)	(4.78)	(5.00)	(5.63)

Net asset value, end of year	$86.13	$88.08	$79.10	$91.71	$94.64

Total return	2.87%	17.54%	(8.76)%	2.22%	7.31%

Ratios/Supplemental data:
Net assets, end of year (000s)	$15,271,455	$18,594,499	$15,543,922	$18,021,179	$13,580,859
Ratio of expenses to average net assets	0.49%	0.49%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	5.05%	5.46%	5.60%	5.37%	6.01%
Portfolio turnover rate[c]	17%	13%	11%	11%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

88	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Year ended Feb. 28, 2018	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014
Net asset value, beginning of year	$118.42	$114.80	$121.46	$117.02	$120.06

Income from investment operations:
Net investment income[a]	3.86	3.88	4.00	4.06	4.25
Net realized and unrealized gain (loss)[b]	(1.39)	3.63	(6.70)	4.42	(2.94)

Total from investment operations	2.47	7.51	(2.70)	8.48	1.31

Less distributions from:
Net investment income	(3.78)	(3.89)	(3.96)	(4.04)	(4.35)

Total distributions	(3.78)	(3.89)	(3.96)	(4.04)	(4.35)

Net asset value, end of year	$117.11	$118.42	$114.80	$121.46	$117.02

Total return	2.06%	6.57%	(2.19)%	7.35%	1.19%

Ratios/Supplemental data:
Net assets, end of year (000s)	$32,662,280	$31,238,193	$25,071,298	$22,044,157	$16,898,301
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	3.22%	3.24%	3.44%	3.42%	3.66%
Portfolio turnover rate[c]	10%	11%	13%	9%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

90	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an

92	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBoxx $ High Yield Corporate Bond
Barclays Capital Inc.	$609,064,269	$609,064,269	$—
BMO Capital Markets	18,790,453	18,790,453	—
BNP Paribas New York Branch	99,059,381	99,059,381	—
BNP Paribas Prime Brokerage Inc.	9,630,226	9,630,226	—
BNP Paribas Prime Brokerage International Ltd.	46,694,888	46,694,888	—
Citigroup Global Markets Inc.	471,665,321	471,665,321	—
Credit Suisse Securities (USA) LLC	255,555,497	255,555,497	—
Deutsche Bank Securities Inc.	146,639,870	146,639,870	—
Goldman Sachs & Co.	612,171,103	612,171,103	—
HSBC Securities (USA) Inc.	25,994,715	25,994,715	—
Jefferies LLC	17,065,053	17,065,053	—
JPMorgan Securities LLC	335,720,249	335,720,249	—
Merrill Lynch, Pierce, Fenner & Smith	83,067,186	83,067,186	—
Morgan Stanley & Co. LLC	73,616,664	73,616,664	—
MUFG Securities Americas Inc.	906,293	906,293	—
Nomura Securities International Inc.	27,370,076	27,370,076	—
RBC Capital Markets LLC	427,671,486	427,671,486	—
Scotia Capital (USA) Inc.	2,217,966	2,217,966	—
SG Americas Securities LLC	12,068,250	12,068,250	—
State Street Bank & Trust Company	1,679,720	1,679,720	—
UBS Securities LLC	15,439,452	15,439,452	—
Wells Fargo Securities LLC	69,195,856	69,195,856	—

	$3,361,283,974	$3,361,283,974	$—

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBoxx $ Investment Grade Corporate Bond
Barclays Capital Inc.	$134,784,716	$134,784,716	$—
BMO Capital Markets	55,062,234	55,062,234	—
BNP Paribas New York Branch	105,746,757	105,746,757	—
BNP Paribas Prime Brokerage Inc.	14,858,485	14,858,485	—
BNP Paribas Prime Brokerage International Ltd.	61,867,682	61,867,682	—
Citigroup Global Markets Inc.	263,552,270	263,552,270	—
Credit Suisse Securities (USA) LLC	119,656,580	119,656,580	—
Deutsche Bank Securities Inc.	159,377,869	159,377,869	—
Goldman Sachs & Co.	191,399,812	191,399,812	—
HSBC Securities (USA) Inc.	392,589,106	392,589,106	—
Jefferies LLC	53,184,523	53,184,523	—
JPMorgan Securities LLC	407,662,710	407,662,710	—
Merrill Lynch, Pierce, Fenner & Smith	109,721,186	109,721,186	—
Morgan Stanley & Co. LLC	325,921,220	325,921,220	—
MUFG Securities Americas Inc.	75,692,060	75,692,060	—
Nomura Securities International Inc.	9,974,885	9,974,885	—
RBC Capital Markets LLC	560,300,854	560,300,854	—
RBS Securities Inc.	5,765,594	5,765,594	—
Scotia Capital (USA) Inc.	1,935,724	1,935,724	—
SG Americas Securities LLC	12,050,081	12,050,081	—
State Street Bank & Trust Company	1,398,340	1,398,340	—
UBS Securities LLC	27,234,318	27,234,318	—
Wells Fargo Securities LLC	187,744,895	187,744,895	—

	$3,277,481,901	$3,277,481,901	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

94	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $19 billion
0.4750	[a]	Over $19 billion, up to and including $33 billion
0.4513	[a]	Over $33 billion, up to and including $47 billion
0.4287	[a]	Over $47 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.1500%		First $121 billion
0.1425	[a]	Over $121 billion, up to and including $181 billion
0.1354	[a]	Over $181 billion, up to and including $231 billion
0.1287	[a]	Over $231 billion, up to and including $281 billion
0.1222	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
iBoxx $ High Yield Corporate Bond	$7,683,835
iBoxx $ Investment Grade Corporate Bond	3,279,008

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Sales
iBoxx $ High Yield Corporate Bond	$20,084
iBoxx $ Investment Grade Corporate Bond	1,359,786,147

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2018 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$—	$—	$3,240,342,667	$3,028,213,411
iBoxx $ Investment Grade Corporate Bond	97,755,671	98,536,640	4,376,217,275	3,257,521,884

In-kind transactions (see Note 4) for the year ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate Bond	$19,821,965,493	$22,862,475,294
iBoxx $ Investment Grade Corporate Bond	24,357,401,244	23,362,573,520

96	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

98	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of February 28, 2018, attributable to the expiration of capital loss carryforwards and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Realized Gain/Accumulated Net Realized Loss
iBoxx $ High Yield Corporate Bond	$236,635,659	$(236,635,659)
iBoxx $ Investment Grade Corporate Bond	251,876,729	(251,876,729)

The tax character of distributions paid during the years ended February 28, 2018 and February 28, 2017 was as follows:

iShares ETF	2018	2017
iBoxx $ High Yield Corporate Bond
Ordinary income	$936,329,183	$894,276,174

iBoxx $ Investment Grade Corporate Bond
Ordinary income	$1,129,426,920	$950,827,137

As of February 28, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
iBoxx $ High Yield Corporate Bond	$66,631,496	$(790,277,051)	$(636,771,804)	$(1,360,417,359)
iBoxx $ Investment Grade Corporate Bond	102,140,732	(86,788,495)	(1,133,842,474)	(1,118,490,237)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the accrual of income on securities in default.

As of February 28, 2018, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
iBoxx $ High Yield Corporate Bond	$790,277,051
iBoxx $ Investment Grade Corporate Bond	86,788,495

For the year ended February 28, 2018, the iShares iBoxx $ Investment Grade Corporate Bond ETF utilized $18,455,658 of its capital loss carryforwards.

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate Bond	$19,232,274,645	$8,010,815	$(643,111,233)	$(635,100,418)
iBoxx $ Investment Grade Corporate Bond	37,030,007,710	40,635,663	(1,174,478,137)	(1,133,842,474)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

100	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of

iShares iBoxx $ High Yield Corporate Bond ETF and

iShares iBoxx $ Investment Grade Corporate Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2018, the related statements of operations for the year ended February 28, 2018, the statements of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2018 and each of the financial highlights for each of the five years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

April 19, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	101

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended February 28, 2018, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest- Related Dividends
iBoxx $ High Yield Corporate Bond	$547,455,177
iBoxx $ Investment Grade Corporate Bond	888,661,038

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2018:

iShares ETF	Federal Obligation Interest
iBoxx $ High Yield Corporate Bond	$827,175
iBoxx $ Investment Grade Corporate Bond	881,034

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

102	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBoxx $ High Yield Corporate Bond	$4.453567	$—	$—	$4.453567	100%	—%	—%	100%
iBoxx $ Investment Grade Corporate Bond	3.776929	—	—	3.776929	100	—	—	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

SUPPLEMENTAL INFORMATION	103

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares iBoxx $ High Yield Corporate Bond ETF

Period Covered: January 1, 2013 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	25	1.99
Greater than 0.5% and Less than 1.0%	178	14.14
Greater than 0.0% and Less than 0.5%	867	68.86
At NAV	12	0.95
Less than 0.0% and Greater than –0.5%	154	12.23
Less than –0.5% and Greater than –1.0%	18	1.43
Less than –1.0% and Greater than –1.5%	2	0.16
Less than –1.5% and Greater than –2.0%	1	0.08

	1,259	100.00%

iShares iBoxx $ Investment Grade Corporate Bond ETF

Period Covered: January 1, 2013 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	20	1.59%
Greater than 0.0% and Less than 0.5%	979	77.75
At NAV	35	2.78
Less than 0.0% and Greater than –0.5%	218	17.32
Less than –0.5% and Greater than –1.0%	7	0.56

	1,259	100.00%

104	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the AIFMD if such managers market a fund to EU investors.

BFA has registered the iShares iBoxx $ High Yield Corporate Bond ETF and iShares iBoxx $ Investment Grade Corporate Bond ETF (each a “Fund”, collectively the “Funds”) for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

BFA is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Funds.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with

SUPPLEMENTAL INFORMATION	105

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Funds according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares iBoxx $ High Yield Corporate Bond ETF in respect of BFA’s financial year ending December 31, 2017 was USD 1.66 million. This figure is comprised of fixed remuneration of USD 663.57 thousand and variable remuneration of USD 1 million. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares iBoxx $ High Yield Corporate Bond ETF in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 232.91 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 43.39 thousand.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the iShares iBoxx $ Investment Grade Corporate Bond ETF in respect of BFA’s financial year ending December 31, 2017 was USD 3.69 million. This figure is comprised of fixed remuneration of USD 1.47 million and variable remuneration of USD 2.22 million. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the iShares iBoxx $ Investment Grade Corporate Bond ETF in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 516.01 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 96.13 thousand.

106	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 347 funds (as of February 28, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	107

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

108	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford

University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law

School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	109

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

110	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	111

Notes:

112	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	113

Notes:

114	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-204-0218

FEBRUARY 28, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares Core 5-10 Year USD Bond ETF | IMTB | NYSE Arca
➢	iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. BOND MARKET OVERVIEW

The U.S. bond market rose modestly during the 12 months ended February 28, 2018 (“reporting period”). The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned 0.51% for the reporting period.

The primary factors affecting bond market performance during the reporting period were a strengthening U.S. economy and federal tax reform. The final nine months of 2017 were the strongest three consecutive quarters of economic growth in more than 12 years. Key economic drivers included an increase in manufacturing activity and the lowest unemployment rate since December 2000.

In December 2017, the U.S. government passed federal tax reform legislation that included a steep reduction in corporate tax rates and a modest decrease in individual tax rates. The tax reform improved investors’ expectations for capital spending and economic growth, but it also raised concerns about federal budget deficits and higher inflation.

The annual consumer inflation rate remained near the 2% level targeted by the U.S. Federal Reserve Bank (“Fed”). However, signs of increasing inflation emerged late in the reporting period, including a sharp rise in energy prices and higher prices at the producer level. Inflation is typically measured in terms of both final (consumer) and intermediate (producer) goods; the Fed targets inflation in final goods.

In this environment, the Fed raised its short-term interest rate target three times during the reporting period to its highest level since October 2008. The Fed also began to reduce the amount of U.S. Treasury bonds and mortgage-backed securities on its balance sheet in October 2017. The interest rate increases and balance sheet reduction were part of the Fed’s plan to gradually reverse substantial economic stimulus measures, implemented in response to the 2008 credit crisis, and re-establish more normal monetary policy conditions.

A stronger economy, expectations of rising growth and inflation due to the tax cuts, and the Fed’s interest rate increases led to higher bond yields and lower bond prices, with yields rising most sharply for short-term bonds. Intermediate- and long-term bond yields rose to a lesser extent, with much of the increase occurring in early 2018 following the approval of federal tax reform legislation at the end of 2017.

Corporate bonds were among the better performers in the U.S. bond market during the reporting period, returning more than 2%. Corporate bonds benefited from strong investor demand for yield. Demand was especially strong for lower-quality bonds, which tend to have the highest yields. Limited new supply also supported corporate bond performance. Although overall issuance of corporate bonds hit a record high in 2017, net new corporate bond supply was lower than in either of the prior two years.

Mortgage-backed securities (“MBS”) posted modestly positive returns for the reporting period. Rising interest rates and concerns about the Fed’s plan to reduce the amount of MBS on its balance sheet held the sector in check. Commercial MBS, which often have fixed maturities, outperformed residential MBS for the reporting period. Because residential MBS are subject to refinancing, their price sensitivity to interest rate changes typically increases as rates rise and prepayments slow.

Both U.S. Treasury and government agency securities underperformed other sectors of the U.S. bond market. U.S. Treasury securities, which tend be the most sensitive to interest rate fluctuations, declined marginally for the reporting period due to the impact of higher bond yields. Government agency securities, which have higher yields relative to Treasury bonds, posted a modest positive return for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CORE 5-10 YEAR USD BOND ETF

Performance as of February 28, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.70%	0.88%	0.70%	0.70%	0.88%	0.70%
Since Inception	(0.24)%	(0.24)%	(0.25)%	(0.32)%	(0.32)%	(0.33)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 11/1/16. The first day of secondary market trading was 11/3/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$977.80	$0.15	$1,000.00	$1,024.60	$0.15	0.03%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

The iShares Core 5-10 Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining effective maturities between five and ten years, as represented by the Bloomberg Barclays U.S. Universal 5-10 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2018, the total return for the Fund was 0.70%, net of fees, while the total return for the Index was 0.70%.

ALLOCATION BY INVESTMENT TYPE

As of 2/28/18

Investment Type	Percentage of Total Investments [1]

U.S. Government & Agency Obligations	65.86%
Corporate Bonds & Notes	27.78
Foreign Government Obligations	4.46
Collateralized Mortgage Obligations	1.90

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/28/18

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	70.52%
Aa	1.31
A	6.91
Baa	10.27
Ba	5.51
B	4.21
Caa	0.37
Not Rated	0.90

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® CORE 10+ YEAR USD BOND ETF

Performance as of February 28, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.03%	2.77%	3.23%	3.03%	2.77%	3.23%
5 Years	3.83%	3.87%	3.93%	20.67%	20.92%	21.25%
Since Inception	6.55%	6.54%	6.75%	68.53%	68.35%	71.15%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

Index performance through October 22, 2012 reflects the performance of the ICE BofAML 10+ Year US Corporate & Government IndexSM. Index performance beginning on October 23, 2012 through June 2, 2014 reflects the performance of the Bloomberg Barclays U.S. Long Government/Credit Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg Barclays U.S. Universal 10+ Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$969.00	$0.29	$1,000.00	$1,024.50	$0.30	0.06%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

The iShares Core 10+ Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high-yield with remaining maturities greater than ten years, as represented by the Bloomberg Barclays U.S. Universal 10+ Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2018, the total return for the Fund was 3.03%, net of fees, while the total return for the Index was 3.23%.

ALLOCATION BY INVESTMENT TYPE

As of 2/28/18

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	52.66%
U.S. Government & Agency Obligations	35.51
Foreign Government Obligations	8.40
Municipal Debt Obligations	3.43

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/28/18

Moody’s Credit Rating [2]	Percentage of Total Investments [1]
Aaa	37.71%
Aa	6.40
A	20.61
Baa	26.43
Ba	5.81
B	1.67
Caa	0.23
Ca	0.03
Not Rated	1.11

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.88%

MORTGAGE-BACKED SECURITIES — 1.88%
Citigroup Commercial Mortgage Trust Series 2017-P7, Class A4
3.71%, 04/14/50	$150	$151,720
CSAIL Commercial Mortgage Trust Series 2015-C1, Class B
4.04%, 04/15/50[a]	130	131,625
GS Mortgage Securities Trust Series 2014-GC22, Class A5
3.86%, 06/10/47	140	143,961
UBS Commercial Mortgage Trust Series 2018-C8, Class A4
3.98%, 02/15/51	125	128,495
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4
3.18%, 03/10/46	170	169,825

		725,626

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $748,584)		725,626

CORPORATE BONDS & NOTES — 27.49%

ADVERTISING — 0.13%
Lamar Media Corp.
5.75%, 02/01/26 (Call 02/01/21)	25	25,881
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	25	24,417

		50,298
AEROSPACE & DEFENSE — 0.53%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)	25	25,895
BAE Systems Holdings Inc.
3.80%, 10/07/24[b]	25	25,275
Boeing Co. (The)
2.85%, 10/30/24 (Call 07/30/24)	5	4,891
Embraer Netherlands Finance BV
5.05%, 06/15/25	5	5,215
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	2	1,986
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	25	25,003

Security	Principal (000s)	Value
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	$5	$4,800
3.20%, 02/01/27 (Call 11/01/26)	5	4,796
3.25%, 08/01/23	25	24,856
Rockwell Collins Inc.
3.50%, 03/15/27 (Call 12/15/26)	5	4,869
TransDigm Inc.
6.50%, 07/15/24 (Call 07/15/19)	50	51,565
United Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	25	23,202

		202,353
AGRICULTURE — 0.22%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	10	9,207
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)[b]	10	9,655
3.56%, 08/15/27 (Call 05/15/27)[b]	5	4,781
Philip Morris International Inc.
3.13%, 08/17/27 (Call 05/17/27)	10	9,603
3.60%, 11/15/23	25	25,415
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	25	25,801

		84,462
AIRLINES — 0.12%
Southwest Airlines Co.
3.45%, 11/16/27 (Call 08/16/27)	25	24,292
United Airlines Pass Through Trust Series 2013-1A, Class A
4.30%, 08/15/25	21	21,289

		45,581
APPAREL — 0.08%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)[b]	25	24,901
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	5	4,615

		29,516
AUTO MANUFACTURERS — 0.35%
American Honda Finance Corp.
2.30%, 09/09/26	10	9,150
BMW U.S. Capital LLC
2.80%, 04/11/26 (Call 01/11/26)[b]	10	9,490
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	25	24,589

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
General Motors Financial Co. Inc.
3.85%, 01/05/28 (Call 10/05/27)	$25	$23,742
3.95%, 04/13/24 (Call 02/13/24)	5	4,984
4.25%, 05/15/23	10	10,177
4.30%, 07/13/25 (Call 04/13/25)	5	5,021
4.35%, 01/17/27 (Call 10/17/26)	25	24,927
Tesla Inc.
5.30%, 08/15/25 (Call 08/15/20)[b,c]	25	23,709

		135,789
AUTO PARTS & EQUIPMENT — 0.21%
American Axle & Manufacturing Inc.
6.50%, 04/01/27 (Call 04/01/22)[c]	25	25,852
Dana Inc.
5.50%, 12/15/24 (Call 12/15/19)	25	25,492
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23 (Call 11/15/18)	25	25,576
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	5	5,256

		82,176
BANKS — 3.61%
Bank of America Corp.
3.88%, 08/01/25	10	10,133
4.00%, 04/01/24	5	5,130
4.20%, 08/26/24	25	25,549
4.45%, 03/03/26	75	76,902
(3 mo. LIBOR US + 1.040%)
3.42%, 12/20/28 (Call 12/20/27)[b,d]	25	23,918
Bank of New York Mellon Corp. (The)
2.80%, 05/04/26 (Call 02/04/26)	25	23,553
3.65%, 02/04/24 (Call 01/05/24)	10	10,168
Bank of Nova Scotia (The)
4.50%, 12/16/25	25	25,582
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	25	24,861
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	25	23,999
3.30%, 10/30/24 (Call 09/30/24)	25	24,263
3.75%, 04/24/24 (Call 03/24/24)	5	5,010
3.75%, 03/09/27 (Call 02/09/27)	5	4,858
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	25	23,847
3.50%, 05/15/23	10	9,963

Security	Principal (000s)	Value
4.40%, 06/10/25	$25	$25,666
4.60%, 03/09/26	25	25,883
5.50%, 09/13/25	5	5,468
(3 mo. LIBOR US + 1.563%)
3.89%, 01/10/28 (Call 01/10/27)[d]	25	24,918
Commonwealth Bank of Australia
2.85%, 05/18/26[b]	25	23,495
Deutsche Bank AG/London
3.70%, 05/30/24	25	24,397
Fifth Third Bancorp.
4.30%, 01/16/24 (Call 12/16/23)	10	10,335
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	50	49,117
3.50%, 11/16/26 (Call 11/16/25)	25	24,092
3.75%, 02/25/26 (Call 11/25/25)	25	24,719
3.85%, 01/26/27 (Call 01/26/26)	10	9,864
JPMorgan Chase & Co.
2.70%, 05/18/23 (Call 03/18/23)	50	48,518
3.30%, 04/01/26 (Call 01/01/26)	30	29,090
3.63%, 05/13/24	25	25,133
3.90%, 07/15/25 (Call 04/15/25)	10	10,151
4.13%, 12/15/26	25	25,304
(3 mo. LIBOR US + 1.337%)
3.78%, 02/01/28 (Call 02/01/27)[d]	50	49,802
KfW
2.00%, 05/02/25	10	9,375
2.50%, 11/20/24	35	34,007
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	30	27,152
2.00%, 01/13/25	5	4,699
2.38%, 06/10/25	10	9,604
Series 37
2.50%, 11/15/27	5	4,768
Mitsubishi UFJ Financial Group Inc.
3.68%, 02/22/27	25	24,742
Morgan Stanley
3.13%, 07/27/26	25	23,735
3.88%, 01/27/26	25	25,058
3.95%, 04/23/27	5	4,918
4.00%, 07/23/25	25	25,376
4.10%, 05/22/23	25	25,451
4.35%, 09/08/26	10	10,173
Series F
3.88%, 04/29/24	5	5,060

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	$25	$24,160
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)[e]	5	4,808
3.90%, 04/29/24 (Call 03/29/24)[e]	15	15,301
Royal Bank of Canada
4.65%, 01/27/26	25	25,931
Royal Bank of Scotland Group PLC
6.00%, 12/19/23	25	26,670
Santander Holdings USA Inc.
4.40%, 07/13/27 (Call 06/13/27)[b]	10	9,964
4.50%, 07/17/25 (Call 04/17/25)	25	25,363
Santander UK PLC
4.00%, 03/13/24	25	25,472
State Street Corp.
2.65%, 05/19/26	35	32,668
3.10%, 05/15/23	10	9,857
Sumitomo Mitsui Financial Group Inc.
3.54%, 01/17/28	25	24,400
3.78%, 03/09/26	25	24,962
U.S. Bancorp.
Series F
3.60%, 09/11/24 (Call 08/11/24)	10	10,108
Series V
2.38%, 07/22/26 (Call 06/22/26)	15	13,658
Wells Fargo & Co.
3.00%, 02/19/25	10	9,611
3.00%, 04/22/26	10	9,465
3.00%, 10/23/26	25	23,606
4.10%, 06/03/26	35	35,058
4.48%, 01/16/24	25	26,084
Westpac Banking Corp.
3.35%, 03/08/27	25	24,262

		1,389,214
BEVERAGES — 0.33%
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	35	34,643
3.70%, 02/01/24	5	5,084
Coca-Cola Co. (The)
2.50%, 04/01/23	25	24,387
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	25	24,684
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	5	4,851

Security	Principal (000s)	Value
Molson Coors Brewing Co.
3.00%, 07/15/26 (Call 04/15/26)	$5	$4,674
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	5	4,604
3.60%, 03/01/24 (Call 12/01/23)	25	25,489

		128,416
BIOTECHNOLOGY — 0.23%
Amgen Inc.
3.63%, 05/22/24 (Call 02/22/24)	25	25,159
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	5	4,982
Celgene Corp.
3.88%, 08/15/25 (Call 05/15/25)	25	24,932
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)	5	4,708
3.50%, 02/01/25 (Call 11/01/24)	5	4,979
3.65%, 03/01/26 (Call 12/01/25)	25	24,993

		89,753
BUILDING MATERIALS — 0.28%
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/20)[b]	25	24,407
Martin Marietta Materials Inc.
3.50%, 12/15/27 (Call 09/15/27)	25	24,009
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)	10	10,336
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	25	23,872
Standard Industries Inc./NJ
6.00%, 10/15/25 (Call 10/15/20)[b]	25	26,343

		108,967
CHEMICALS — 0.45%
Blue Cube Spinco Inc.
10.00%, 10/15/25 (Call 10/15/20)	25	29,812
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)	25	26,247
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	25	24,888
LYB International Finance BV
4.00%, 07/15/23	25	25,559
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)	5	4,863
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	30	30,856

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
NOVA Chemicals Corp.
5.25%, 08/01/23 (Call 08/01/18)[b]	$25	$25,482
Sherwin-Williams Co. (The)
3.45%, 06/01/27 (Call 03/01/27)	5	4,814

		172,521
COMMERCIAL SERVICES — 0.41%
ADT Corp. (The)
4.13%, 06/15/23	25	24,303
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.50%, 04/01/23 (Call 04/01/18)[c]	25	24,930
Ecolab Inc.
3.25%, 12/01/27 (Call 09/01/27)[b]	25	24,034
ERAC USA Finance LLC
3.85%, 11/15/24 (Call 08/15/24)[b]	25	25,330
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	5	5,335
Prime Security Services Borrower LLC/Prime Finance Inc.
9.25%, 05/15/23 (Call 05/15/19)[b]	20	21,774
S&P Global Inc.
4.00%, 06/15/25 (Call 03/15/25)	5	5,118
United Rentals North America Inc.
5.75%, 11/15/24 (Call 05/15/19)	25	25,861

		156,685
COMPUTERS — 0.76%
Apple Inc.
2.40%, 05/03/23	5	4,835
2.90%, 09/12/27 (Call 06/12/27)	25	23,647
3.00%, 06/20/27 (Call 03/20/27)	25	23,937
3.25%, 02/23/26 (Call 11/23/25)	25	24,628
3.35%, 02/09/27 (Call 11/09/26)	5	4,929
3.45%, 05/06/24	25	25,180
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (Call 04/15/23)[b]	25	26,357
6.02%, 06/15/26 (Call 03/15/26)[b]	25	26,699
7.13%, 06/15/24 (Call 06/15/19)[b]	25	26,966
Exela Intermediate LLC/Exela Finance Inc.
10.00%, 07/15/23 (Call 07/15/20)[b]	25	24,901
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (Call 07/15/25)	25	25,837

Security	Principal (000s)	Value
International Business Machines Corp.
7.00%, 10/30/25	$25	$31,053
Seagate HDD Cayman
4.75%, 06/01/23	25	25,161

		294,130
COSMETICS & PERSONAL CARE — 0.04%
Procter & Gamble Co. (The)
2.45%, 11/03/26	5	4,638
2.85%, 08/11/27	10	9,532

		14,170
DIVERSIFIED FINANCIAL SERVICES — 1.06%
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)	5	4,844
3.63%, 12/01/27 (Call 09/01/27)	25	23,907
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/20/25)[c]	25	26,208
American Express Co.
3.63%, 12/05/24 (Call 11/04/24)	25	25,004
American Express Credit Corp.
3.30%, 05/03/27 (Call 04/03/27)	20	19,389
Ameriprise Financial Inc.
4.00%, 10/15/23	25	25,843
Brookfield Finance LLC
4.00%, 04/01/24 (Call 02/01/24)	25	25,278
Charles Schwab Corp. (The)
3.20%, 01/25/28 (Call 10/25/27)	25	24,149
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	5	4,884
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	25	24,471
3.95%, 11/06/24 (Call 08/06/24)	10	9,991
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	25	24,228
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.38%, 12/15/25 (Call 12/15/20)[c]	25	25,270
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	5	5,082
Jefferies Group LLC
6.45%, 06/08/27	10	11,312
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	5	4,955

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	$25	$24,112
Navient Corp.
6.13%, 03/25/24	25	25,079
ORIX Corp.
3.70%, 07/18/27	25	24,379
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	25	25,189
Visa Inc.
3.15%, 12/14/25 (Call 09/14/25)	25	24,539

		408,113
ELECTRIC — 2.25%
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24[f]	200	198,290
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)	25	23,897
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	25	24,260
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	10	10,235
Calpine Corp.
5.88%, 01/15/24 (Call 11/01/18)[b]	25	25,511
Commonwealth Edison Co.
2.95%, 08/15/27 (Call 05/15/27)	20	19,113
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	25	23,226
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	10	9,175
3.15%, 08/15/27 (Call 05/15/27)	10	9,469
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	25	24,738
Dynegy Inc.
8.13%, 01/30/26 (Call 07/30/20)[b,c]	25	27,426
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)[b]	25	24,937
Entergy Arkansas Inc.
3.70%, 06/01/24 (Call 03/01/24)	25	25,505
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	30	30,331
FirstEnergy Corp.
Series B
3.90%, 07/15/27 (Call 04/15/27)	10	9,885
4.25%, 03/15/23 (Call 12/15/22)	25	25,733

Security	Principal (000s)	Value
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27 (Call 02/01/27)	$10	$9,792
NRG Energy Inc.
7.25%, 05/15/26 (Call 05/15/21)	25	26,682
Pacific Gas & Electric Co.
3.50%, 06/15/25 (Call 03/15/25)	5	4,894
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	25	23,285
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	30	29,132
3.25%, 07/01/26 (Call 04/01/26)	25	23,803
Southwestern Electric Power Co. Series K
2.75%, 10/01/26 (Call 07/01/26)	5	4,663
Talen Energy Supply LLC
10.50%, 01/15/26 (Call 01/15/22)[b]	10	9,378
Three Gorges Finance I Cayman Islands Ltd.
3.70%, 06/10/25[f]	200	198,832
Virginia Electric & Power Co.
3.10%, 05/15/25 (Call 02/15/25)	25	24,412

		866,604
ELECTRICAL COMPONENTS & EQUIPMENT — 0.02%
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	10	9,528

		9,528
ELECTRONICS — 0.10%
Flex Ltd.
5.00%, 02/15/23	5	5,271
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	10	9,672
Honeywell International Inc.
2.50%, 11/01/26 (Call 08/01/26)	25	23,107

		38,050
ENTERTAINMENT — 0.07%
Regal Entertainment Group
5.75%, 02/01/25 (Call 02/01/19)	25	25,718

		25,718
FOOD — 0.62%
Albertsons Companies LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC
6.63%, 06/15/24 (Call 06/15/19)	25	23,025

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Kellogg Co.
3.40%, 11/15/27 (Call 08/15/27)	$100	$95,557
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	25	23,011
3.95%, 07/15/25 (Call 04/15/25)	10	9,898
4.88%, 02/15/25 (Call 02/15/20)[b]	5	5,227
Kroger Co. (The)
3.70%, 08/01/27 (Call 05/01/27)	10	9,690
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)[b]	25	25,130
McCormick & Co. Inc./MD
3.15%, 08/15/24 (Call 06/15/24)	10	9,800
Post Holdings Inc.
5.75%, 03/01/27 (Call 03/01/22)[b]	25	24,797
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	10	9,732
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	5	4,872

		240,739
FOREST PRODUCTS & PAPER — 0.04%
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	10	10,526
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	5	5,043

		15,569
GAS — 0.17%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	25	24,811
Boston Gas Co.
3.15%, 08/01/27 (Call 05/01/27)[b]	10	9,614
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	10	9,793
Sempra Energy
3.55%, 06/15/24 (Call 03/15/24)	10	9,988
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	10	9,451

		63,657
HEALTH CARE – PRODUCTS — 0.34%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)	25	24,761

Security	Principal (000s)	Value
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	$5	$4,793
3.73%, 12/15/24 (Call 09/15/24)	5	4,928
Boston Scientific Corp.
4.00%, 03/01/28 (Call 12/01/27)	25	24,928
Medtronic Inc.
3.50%, 03/15/25	5	4,995
Stryker Corp.
3.50%, 03/15/26 (Call 12/15/25)	5	4,986
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	25	23,372
3.20%, 08/15/27 (Call 05/15/27)	10	9,501
4.15%, 02/01/24 (Call 11/01/23)	5	5,153
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25 (Call 01/01/25)	25	24,283

		131,700
HEALTH CARE – SERVICES — 0.70%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	10	9,592
Anthem Inc.
3.50%, 08/15/24 (Call 05/15/24)	5	4,949
Centene Corp.
4.75%, 01/15/25 (Call 01/15/20)	25	24,874
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 03/31/20)	25	22,664
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	10	9,251
3.25%, 04/15/25 (Call 01/15/25)	5	4,810
DaVita Inc.
5.13%, 07/15/24 (Call 07/15/19)	25	24,790
Encompass Health Corp.
5.75%, 09/15/25 (Call 09/15/20)	25	25,485
Envision Healthcare Corp.
6.25%, 12/01/24 (Call 12/01/19)[b]	25	26,199
HCA Inc.
5.38%, 02/01/25	50	50,853
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (Call 07/01/24)	10	9,739
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)	25	24,284
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/20)[b]	25	24,000

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
UnitedHealth Group Inc.
3.75%, 07/15/25	$10	$10,140

		271,630
HOLDING COMPANIES – DIVERSIFIED — 0.07%
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	25	26,244

		26,244
HOME BUILDERS — 0.13%
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	25	24,982
5.25%, 06/01/26 (Call 12/01/25)[b]	25	25,510

		50,492
HOME FURNISHINGS — 0.06%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	25	24,060

		24,060
HOUSEHOLD PRODUCTS & WARES — 0.09%
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)	10	9,428
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)	25	25,848

		35,276
HOUSEWARES — 0.08%
Newell Brands Inc.
3.85%, 04/01/23 (Call 02/01/23)	25	24,907
4.20%, 04/01/26 (Call 01/01/26)	5	4,949

		29,856
INSURANCE — 0.90%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)[b]	10	9,801
Aflac Inc.
3.63%, 11/15/24	25	25,207
Allstate Corp. (The) (3 mo. LIBOR US + 2.938%)
5.75%, 08/15/53 (Call 08/15/23)[d]	25	26,756
American International Group Inc.
3.90%, 04/01/26 (Call 01/01/26)	35	34,915
4.13%, 02/15/24	5	5,123
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	25	25,303
AXIS Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)	25	24,397

Security	Principal (000s)	Value
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	$5	$4,922
3.13%, 03/15/26 (Call 12/15/25)	25	24,353
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	25	23,827
Lincoln National Corp.
3.63%, 12/12/26 (Call 09/15/26)	5	4,948
Manulife Financial Corp.
4.15%, 03/04/26	25	25,569
Mercury General Corp.
4.40%, 03/15/27 (Call 12/15/26)	5	4,969
MetLife Inc.
3.60%, 04/10/24	5	5,017
Series D
4.37%, 09/15/23	25	26,241
New York Life Global Funding
3.00%, 01/10/28[b]	25	23,859
Prudential Financial Inc. (3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)[d]	50	53,030

		348,237
INTERNET — 0.32%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	5	4,540
3.38%, 02/25/24	5	5,095
Amazon.com Inc.
3.80%, 12/05/24 (Call 09/05/24)	5	5,134
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	10	9,688
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	25	25,296
Netflix Inc.
4.38%, 11/15/26[c]	25	24,113
VeriSign Inc.
4.75%, 07/15/27 (Call 07/15/22)	25	24,479
Zayo Group LLC/Zayo Capital Inc.
6.38%, 05/15/25 (Call 05/15/20)	25	26,091

		124,436
IRON & STEEL — 0.14%
ArcelorMittal
6.13%, 06/01/25	25	27,587
Vale Overseas Ltd.
6.25%, 08/10/26	25	28,217

		55,804

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
LODGING — 0.09%
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	$10	$9,746
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 03/01/25 (Call 12/01/24)[b]	25	25,343

		35,089
MACHINERY — 0.11%
BlueLine Rental Finance Corp./BlueLine Rental LLC
9.25%, 03/15/24 (Call 03/15/20)[b]	25	27,010
John Deere Capital Corp.
2.80%, 03/06/23	15	14,705

		41,715
MANUFACTURING — 0.21%
3M Co.
2.88%, 10/15/27 (Call 07/15/27)	25	23,879
3.00%, 08/07/25	5	4,912
General Electric Co.
3.45%, 05/15/24 (Call 02/13/24)	25	24,627
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	5	4,696
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	25	24,579

		82,693
MEDIA — 1.26%
AMC Networks Inc.
5.00%, 04/01/24 (Call 04/01/20)	25	25,056
CBS Corp.
2.90%, 01/15/27 (Call 10/15/26)	25	22,812
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27 (Call 05/01/22)[b]	25	24,052
5.75%, 02/15/26 (Call 02/15/21)[b]	25	25,330
5.88%, 04/01/24 (Call 04/01/19)[b]	25	25,827
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25 (Call 04/23/25)	30	30,830
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	10	8,976
3.15%, 03/01/26 (Call 12/01/25)	25	24,115
3.60%, 03/01/24	5	5,047

Security	Principal (000s)	Value
CSC Holdings LLC
5.25%, 06/01/24	$100	$96,273
Discovery Communications LLC
4.90%, 03/11/26 (Call 12/11/25)	25	25,958
DISH DBS Corp.
5.88%, 11/15/24	25	23,437
Scripps Networks Interactive Inc.
3.90%, 11/15/24 (Call 08/15/24)	5	4,963
Sirius XM Radio Inc.
6.00%, 07/15/24 (Call 07/15/19)[b]	25	26,232
Time Warner Inc.
3.60%, 07/15/25 (Call 04/15/25)	25	24,330
3.80%, 02/15/27 (Call 11/15/26)	10	9,713
4.05%, 12/15/23	5	5,124
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[b]	25	23,686
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	25	25,636
Walt Disney Co. (The)
1.85%, 07/30/26	25	22,225
3.15%, 09/17/25	5	4,950

		484,572
METAL FABRICATE & HARDWARE — 0.09%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)[b]	25	25,203
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	10	9,941

		35,144
MINING — 0.23%
Freeport-McMoRan Inc.
4.55%, 11/14/24 (Call 08/14/24)	25	24,486
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	5	5,029
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	5	5,096
Teck Resources Ltd.
8.50%, 06/01/24 (Call 06/01/19)[b]	25	27,838
Yamana Gold Inc.
4.63%, 12/15/27 (Call 09/15/27)[b]	25	24,515

		86,964
OFFICE & BUSINESS EQUIPMENT — 0.02%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	10	9,313

		9,313

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
OIL & GAS — 2.22%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	$25	$24,414
5.55%, 03/15/26 (Call 12/15/25)[c]	5	5,451
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)	25	25,212
BP Capital Markets PLC
3.02%, 01/16/27 (Call 10/16/26)	25	23,838
3.22%, 11/28/23 (Call 09/28/23)	5	4,969
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	5	4,910
Chesapeake Energy Corp.
8.00%, 12/15/22 (Call 12/15/18)[b]	19	20,207
Chevron Corp.
2.95%, 05/16/26 (Call 02/16/26)	25	23,996
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	200	204,472
Continental Resources Inc./OK
4.50%, 04/15/23 (Call 01/15/23)	25	25,248
Ecopetrol SA
4.13%, 01/16/25	100	98,082
Exxon Mobil Corp.
3.04%, 03/01/26 (Call 12/01/25)	25	24,410
Gulfport Energy Corp.
6.38%, 05/15/25 (Call 05/15/20)	25	24,646
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	25	25,394
MEG Energy Corp.
7.00%, 03/31/24 (Call 09/30/18)[b]	25	21,252
Newfield Exploration Co.
5.63%, 07/01/24[c]	25	26,399
Parsley Energy LLC/Parsley Finance Corp.
5.38%, 01/15/25 (Call 01/15/20)[b]	25	24,875
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/15/25 (Call 06/15/20)	25	25,982
Petrobras Global Finance BV
6.25%, 03/17/24	75	78,340
Petroleos de Venezuela SA
6.00%, 05/16/24[f,g]	15	3,788
9.00%, 11/17/21[f,g]	15	4,256
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[c]	25	23,943

Security	Principal (000s)	Value
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)	$25	$21,881
Shell International Finance BV
3.40%, 08/12/23	5	5,050
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	25	23,753
Statoil ASA
3.25%, 11/10/24	25	24,780
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	5	4,996
Transocean Inc.
9.00%, 07/15/23 (Call 07/15/20)[b]	25	26,994
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	5	4,791

		856,329
OIL & GAS SERVICES — 0.09%
Halliburton Co.
3.80%, 11/15/25 (Call 08/15/25)	25	25,038
Schlumberger Holdings Corp.
4.00%, 12/21/25 (Call 09/21/25)[b]	10	10,158

		35,196
PACKAGING & CONTAINERS — 0.33%
Ball Corp.
4.00%, 11/15/23	25	24,784
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)[b]	25	25,518
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23[b]	25	26,001
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)[b]	25	25,475
WestRock Co.
3.00%, 09/15/24 (Call 07/15/24)[b]	25	24,094

		125,872
PHARMACEUTICALS — 1.18%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	25	24,753
Allergan Funding SCS
3.80%, 03/15/25 (Call 12/15/24)	25	24,662
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	25	24,088

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
AstraZeneca PLC
3.38%, 11/16/25	$5	$4,912
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	5	4,792
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	25	22,824
3.88%, 07/20/25 (Call 04/20/25)	5	4,941
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/18)[b]	25	19,066
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	25	24,115
3.40%, 03/01/27 (Call 12/01/26)	5	4,738
Johnson & Johnson
2.63%, 01/15/25 (Call 11/15/24)	5	4,835
2.95%, 03/03/27 (Call 12/03/26)	5	4,856
3.38%, 12/05/23	50	51,040
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	5	5,053
Merck & Co. Inc.
2.75%, 02/10/25 (Call 11/10/24)	25	24,142
2.80%, 05/18/23	5	4,947
Mylan NV
3.95%, 06/15/26 (Call 03/15/26)	25	24,238
Novartis Capital Corp.
3.40%, 05/06/24	25	25,274
Pfizer Inc.
3.00%, 12/15/26	5	4,841
5.80%, 08/12/23	25	28,328
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (Call 06/23/26)	25	23,284
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	25	21,897
Valeant Pharmaceuticals International Inc.
6.13%, 04/15/25 (Call 04/15/20)[b]	25	21,987
7.00%, 03/15/24 (Call 03/15/20)[b]	25	26,384
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	25	23,480

		453,477

Security	Principal (000s)	Value
PIPELINES — 1.07%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.
4.15%, 08/15/26 (Call 05/15/26)[b]	$25	$24,315
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)	25	25,325
Enable Midstream Partners LP
4.40%, 03/15/27 (Call 12/15/26)	5	4,931
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	3	2,951
Energy Transfer Equity LP
5.88%, 01/15/24 (Call 10/15/23)	25	26,435
Energy Transfer LP
4.05%, 03/15/25 (Call 12/15/24)	25	24,604
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	5	5,079
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	5	4,989
3.90%, 02/15/24 (Call 11/15/23)	25	25,420
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)	25	24,925
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)	10	10,540
4.88%, 06/01/25 (Call 03/01/25)	25	26,259
NGPL PipeCo LLC
4.88%, 08/15/27 (Call 02/15/27)[b]	25	25,242
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (Call 07/15/23)	25	24,626
4.65%, 10/15/25 (Call 07/15/25)	5	5,034
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	5	5,193
5.63%, 03/01/25 (Call 12/01/24)	25	26,907
5.88%, 06/30/26 (Call 12/31/25)	10	10,930
Sunoco Logistics Partners Operations LP
5.95%, 12/01/25 (Call 09/01/25)	25	27,286
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)	25	24,377

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Williams Companies Inc. (The)
4.55%, 06/24/24 (Call 03/24/24)	$25	$25,191
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)	25	24,837
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/28/18)	5	5,227

		410,623
PRIVATE EQUITY — 0.07%
Apollo Management Holdings LP
4.40%, 05/27/26 (Call 02/27/26)[b]	25	25,496

		25,496
REAL ESTATE — 0.16%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	25	25,628
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/20)[b]	25	24,623
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	5	5,084
4.25%, 08/15/23 (Call 05/15/23)	5	5,227

		60,562
REAL ESTATE INVESTMENT TRUSTS — 1.51%
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (Call 04/01/24)	25	25,310
American Tower Corp.
3.55%, 07/15/27 (Call 04/15/27)	5	4,763
AvalonBay Communities Inc.
3.50%, 11/15/24 (Call 08/15/24)	25	25,053
Boston Properties LP
3.80%, 02/01/24 (Call 11/01/23)	25	25,385
Brixmor Operating Partnership LP
4.13%, 06/15/26 (Call 03/15/26)	25	24,573
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	10	8,494
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	5	4,788
EPR Properties
4.75%, 12/15/26 (Call 09/15/26)	5	5,010
Equinix Inc.
5.88%, 01/15/26 (Call 01/15/21)	25	26,190
ERP Operating LP
3.25%, 08/01/27 (Call 05/01/27)	10	9,661

Security	Principal (000s)	Value
Essex Portfolio LP
3.38%, 04/15/26 (Call 01/15/26)	$25	$24,102
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	5	5,010
4.00%, 06/01/25 (Call 03/01/25)	5	5,018
4.25%, 11/15/23 (Call 08/15/23)	25	25,752
Hospitality Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	25	25,182
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	25	24,766
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	25	24,281
Kimco Realty Corp.
3.30%, 02/01/25 (Call 12/01/24)	10	9,634
Kite Realty Group LP
4.00%, 10/01/26 (Call 07/01/26)	25	23,220
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
5.63%, 05/01/24 (Call 02/01/24)	25	25,884
Mid-America Apartments LP
4.00%, 11/15/25 (Call 08/15/25)	2	2,007
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	5	4,988
4.50%, 01/15/25 (Call 10/15/24)	10	9,730
4.50%, 04/01/27 (Call 01/01/27)[c]	5	4,777
5.25%, 01/15/26 (Call 10/15/25)	25	25,271
Realty Income Corp.
4.13%, 10/15/26 (Call 07/15/26)	25	25,332
4.65%, 08/01/23 (Call 05/01/23)	5	5,266
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	5	4,816
SBA Communications Corp.
4.88%, 09/01/24 (Call 09/01/19)	25	24,668
Simon Property Group LP
3.38%, 10/01/24 (Call 07/01/24)	10	9,932
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
8.25%, 10/15/23 (Call 04/15/19)	25	23,507
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	5	4,728
3.50%, 02/01/25 (Call 11/01/24)	50	49,005
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	10	9,491

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	$25	$25,190

		580,784
RETAIL — 0.92%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)[b]	25	24,015
Advance Auto Parts Inc.
4.50%, 12/01/23 (Call 09/01/23)	10	10,330
Costco Wholesale Corp.
3.00%, 05/18/27 (Call 02/18/27)	5	4,831
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)[b]	25	25,616
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	5	4,909
2.80%, 09/14/27 (Call 06/14/27)	5	4,712
3.35%, 09/15/25 (Call 06/15/25)	25	24,854
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25%, 06/01/26 (Call 06/01/21)[b]	25	25,357
Kohl’s Corp.
4.25%, 07/17/25 (Call 04/17/25)	25	25,416
Lowe’s Companies Inc.
3.10%, 05/03/27 (Call 02/03/27)	5	4,793
3.38%, 09/15/25 (Call 06/15/25)	25	24,682
McDonald’s Corp.
3.38%, 05/26/25 (Call 02/26/25)	10	9,898
3.70%, 01/30/26 (Call 10/30/25)	25	25,044
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)[b]	25	19,454
QVC Inc.
4.38%, 03/15/23	5	4,995
4.85%, 04/01/24	10	10,140
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)[c]	25	25,122
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	25	24,402
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	5	4,737
3.80%, 11/18/24 (Call 08/18/24)	25	24,836
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)	25	24,488

		352,631

Security	Principal (000s)	Value
SEMICONDUCTORS — 0.40%
Analog Devices Inc.
3.90%, 12/15/25 (Call 09/15/25)	$5	$5,064
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	5	4,677
3.63%, 01/15/24 (Call 11/15/23)	5	4,884
3.88%, 01/15/27 (Call 10/15/26)	25	24,005
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	25	23,557
3.70%, 07/29/25 (Call 04/29/25)	5	5,099
Micron Technology Inc.
5.50%, 02/01/25 (Call 08/01/19)	25	26,005
QUALCOMM Inc.
3.25%, 05/20/27 (Call 02/20/27)	25	23,395
3.45%, 05/20/25 (Call 02/20/25)	5	4,843
Sensata Technologies BV
5.00%, 10/01/25[b]	25	25,214
Texas Instruments Inc.
2.90%, 11/03/27 (Call 08/03/27)	5	4,796
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	3	2,905

		154,444
SHIPBUILDING — 0.06%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)[b]	25	24,260

		24,260
SOFTWARE — 0.65%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	5	4,883
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	5	4,767
Change Healthcare Holdings LLC/Change Healthcare Finance Inc.
5.75%, 03/01/25 (Call 03/01/20)[b]	25	25,026
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	5	4,676
3.50%, 04/15/23 (Call 01/15/23)	25	25,052
First Data Corp.
7.00%, 12/01/23 (Call 12/01/18)[b]	25	26,244
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	10	10,094

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Microsoft Corp.
3.13%, 11/03/25 (Call 08/03/25)	$25	$24,680
3.30%, 02/06/27 (Call 11/06/26)	5	4,955
3.63%, 12/15/23 (Call 09/15/23)	50	51,350
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	25	23,857
Solera LLC/Solera Finance Inc.
10.50%, 03/01/24 (Call 03/01/19)[b]	30	33,695
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	10	9,503

		248,782
TELECOMMUNICATIONS — 1.51%
AT&T Inc.
3.80%, 03/01/24 (Call 01/01/24)	25	25,051
4.13%, 02/17/26 (Call 11/17/25)	25	25,013
Bharti Airtel International Netherlands BV
5.35%, 05/20/24[f]	200	209,930
CenturyLink Inc. Series Y
7.50%, 04/01/24 (Call 01/01/24)[c]	25	25,244
Cisco Systems Inc.
3.50%, 06/15/25	25	25,378
3.63%, 03/04/24	5	5,119
CommScope Technologies LLC
6.00%, 06/15/25 (Call 06/15/20)[b]	25	25,868
Frontier Communications Corp.
11.00%, 09/15/25 (Call 06/15/25)	25	19,594
Hughes Satellite Systems Corp.
5.25%, 08/01/26	25	24,664
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (Call 02/15/19)[b]	25	26,234
Juniper Networks Inc.
4.50%, 03/15/24	10	10,294
Level 3 Financing Inc.
5.38%, 01/15/24 (Call 01/15/19)	25	24,881
Sprint Corp.
7.88%, 09/15/23	50	51,626
T-Mobile USA Inc.
6.50%, 01/15/26 (Call 01/15/21)	25	26,816
Verizon Communications Inc.
2.63%, 08/15/26	5	4,557
4.13%, 03/16/27	25	25,389

Security	Principal (000s)	Value
5.15%, 09/15/23	$25	$27,089

		582,747
TEXTILES — 0.06%
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	25	24,981

		24,981
TRANSPORTATION — 0.27%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	5	4,974
3.00%, 04/01/25 (Call 01/01/25)	10	9,760
3.65%, 09/01/25 (Call 06/01/25)	25	25,338
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	10	9,612
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	5	4,779
FedEx Corp.
3.20%, 02/01/25	25	24,528
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	25	23,804

		102,795
TRUCKING & LEASING — 0.07%
Park Aerospace Holdings Ltd.
5.50%, 02/15/24[b]	25	25,153

		25,153

TOTAL CORPORATE BONDS & NOTES
(Cost: $10,875,514)		10,589,366

FOREIGN GOVERNMENT OBLIGATIONS[h] — 4.41%

ARGENTINA — 0.42%
Argentine Republic Government International Bond
7.50%, 04/22/26	150	160,071

		160,071
BRAZIL — 0.52%
Brazilian Government International Bond
4.25%, 01/07/25	200	199,636

		199,636
CANADA — 0.16%
Province of British Columbia Canada
2.25%, 06/02/26	5	4,669

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Province of Ontario Canada
3.20%, 05/16/24	$5	$5,012
Province of Quebec Canada
2.75%, 04/12/27	5	4,808
2.88%, 10/16/24	50	49,179

		63,668
DOMINICAN REPUBLIC — 0.27%
Dominican Republic International Bond
5.95%, 01/25/27[f]	100	105,926

		105,926
INDONESIA — 0.54%
Indonesia Government International Bond
4.75%, 01/08/26[f]	200	208,422

		208,422
ITALY — 0.09%
Republic of Italy Government International Bond
6.88%, 09/27/23	30	34,924

		34,924
MEXICO — 0.51%
Mexico Government International Bond
3.60%, 01/30/25	200	196,160

		196,160
PERU — 0.22%
Peruvian Government International Bond
4.13%, 08/25/27[c]	80	83,084

		83,084
RUSSIA — 0.55%
Russian Foreign Bond-Eurobond
4.88%, 09/16/23[f]	200	212,740

		212,740
SOUTH AFRICA — 0.26%
Republic of South Africa Government International Bond
4.67%, 01/17/24	100	101,265

		101,265
SUPRANATIONAL — 0.56%
Asian Development Bank
2.00%, 01/22/25	25	23,532
2.00%, 04/24/26	10	9,289

Security	Principal (000s)	Value
2.63%, 01/12/27[c]	$5	$4,846
2.75%, 01/19/28	20	19,541
European Investment Bank
1.88%, 02/10/25	5	4,656
2.13%, 04/13/26	50	46,858
3.25%, 01/29/24	5	5,087
Inter-American Development Bank
2.13%, 01/15/25	25	23,718
2.38%, 07/07/27	5	4,735
3.00%, 02/21/24	25	25,111
International Bank for Reconstruction & Development
2.13%, 03/03/25	25	23,735
2.50%, 07/29/25	25	24,228

		215,336
TURKEY — 0.29%
Turkey Government International Bond
7.38%, 02/05/25	100	112,251

		112,251
VENEZUELA — 0.02%
Venezuela Government International Bond
7.65%, 04/21/25[f,g]	15	4,012
9.00%, 05/07/23[f,g]	10	2,688

		6,700

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,743,333)		1,700,183

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 65.18%

MORTGAGE-BACKED SECURITIES — 47.38%
Federal Home Loan Mortgage Corp.
2.50%, 03/01/48[i]	10	9,331
3.00%, 03/01/33[i]	125	124,414
3.00%, 03/01/48[i]	1,340	1,297,288
3.50%, 03/01/33[i]	50	50,844
3.50%, 04/01/47	211	210,340
3.50%, 07/01/47	24	23,625
3.50%, 09/01/47	596	595,287
3.50%, 03/01/48[i]	1,000	998,594
4.00%, 02/01/46	365	374,624
4.00%, 03/01/48[i]	700	716,953
4.50%, 03/01/48[i]	450	471,164

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.00%, 12/01/41	$721	$777,958
Federal National Mortgage Association
2.50%, 03/01/33[i]	25	24,375
2.50%, 03/01/48[i]	30	27,994
3.00%, 03/01/33[i]	225	223,981
3.00%, 03/01/48[i]	2,120	2,052,756
3.50%, 03/01/33[i]	200	203,281
3.50%, 08/01/46	1,025	1,025,957
3.50%, 03/01/48[i]	925	923,121
4.00%, 03/01/33[i]	75	76,699
4.00%, 07/01/46	1,268	1,301,805
4.00%, 03/01/48[i]	485	496,595
4.50%, 01/01/44	462	489,936
4.50%, 03/01/48[i]	50	52,336
5.00%, 03/01/48[i]	250	266,758
FHLMC Multifamily Structured Pass Through Certificates
Series K053, Class A2
3.00%, 12/25/25	88	86,719
Series K056, Class A2
2.53%, 05/25/26	35	33,249
Series K066, Class A2
3.12%, 06/25/27	100	98,590
Government National Mortgage Association
2.50%, 03/01/48[i]	70	66,205
3.00%, 03/01/48[i]	1,380	1,348,088
3.50%, 10/20/46	1,287	1,296,525
3.50%, 03/01/48[i]	1,400	1,407,656
4.00%, 03/01/48[i]	750	769,453
4.50%, 10/20/46	191	200,045
4.50%, 03/01/48[i]	125	129,941

		18,252,487
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.43%
Federal Home Loan Banks
2.75%, 12/13/24	50	49,529
Federal National Mortgage Association
2.13%, 04/24/26	125	117,037

		166,566
U.S. GOVERNMENT OBLIGATIONS — 17.37%
U.S. Treasury Note/Bond
1.25%, 07/31/23	300	278,226
1.38%, 08/31/23	300	279,752

Security	Principal or Shares (000s)	Value
1.50%, 03/31/23	$400	$377,999
1.50%, 08/15/26	125	112,183
1.63%, 11/15/22	100	95,562
1.63%, 05/31/23	350	331,996
1.63%, 10/31/23	50	47,166
1.63%, 05/15/26	300	272,988
1.75%, 01/31/23	200	191,768
2.00%, 11/30/22	100	97,164
2.00%, 04/30/24	375	358,963
2.00%, 02/15/25	300	284,671
2.00%, 08/15/25	250	236,173
2.00%, 11/15/26	175	163,220
2.25%, 01/31/24	300	292,018
2.25%, 11/15/24	150	144,979
2.25%, 12/31/24	600	579,638
2.25%, 02/15/27	75	71,263
2.25%, 08/15/27	150	142,114
2.25%, 11/15/27	530	501,473
2.38%, 08/15/24	300	292,906
2.38%, 05/15/27	175	167,855
2.75%, 11/15/23	300	300,601
2.75%, 02/15/28	100	98,983
6.00%, 02/15/26	200	245,493
6.50%, 11/15/26	60	76,919
6.63%, 02/15/27	350	455,098
6.75%, 08/15/26	150	194,340

		6,691,511

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $25,705,942)		25,110,564

SHORT-TERM INVESTMENTS — 32.46%

MONEY MARKET FUNDS — 32.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[e,j],k	12,015	12,016,089
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[e,j,l]	490	489,950

		12,506,039

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,507,936)		12,506,039

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 131.42% (Cost: $51,581,309)	$50,631,778
Other Assets, Less Liabilities — (31.42)%	(12,105,323)

NET ASSETS — 100.00%	$38,526,455

[a]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	All or a portion of this security is on loan.
[d]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[e]	Affiliate of the Fund.
[f]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[g]	Issuer is in default of interest payments.
[h]	Investments are denominated in U.S. dollars.
[i]	To-be-announced (TBA). See Note 1.
[j]	Annualized 7-day yield as of period end.
[k]	All or a portion of this security represents an investment of TBA cash collateral.
[l]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ shares held at 02/28/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 02/28/18 (000s)	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional,
SL Agency Shares	7,310	4,705	[b]	—	12,015	$12,016,089	$109,236		$(559)	$(2,859)
BlackRock Cash Funds: Treasury,
SL Agency Shares	100	390	[b]	—	490	489,950	6,916	[c]	—	—
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	$—	$5		$—	$5	4,808	20		—	(126)
3.90%, 04/29/24	25	—		(10)	15	15,301	471		(350)	148

						$12,526,148	$116,643		$(909)	$(2,837)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 5-10 YEAR USD BOND ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collateralized mortgage obligations	$—	$725,626	$—	$725,626
Corporate bonds & notes	—	10,589,366	—	10,589,366
Foreign government obligations	—	1,700,183	—	1,700,183
U.S. government & agency obligations	—	25,110,564	—	25,110,564
Money market funds	12,506,039	—	—	12,506,039

Total	$12,506,039	$38,125,739	$—	$50,631,778

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 51.76%

ADVERTISING — 0.01%
WPP Finance 2010
5.13%, 09/07/42	$10	$10,367
5.63%, 11/15/43	15	16,669

		27,036
AEROSPACE & DEFENSE — 0.95%
Arconic Inc.
5.95%, 02/01/37	55	58,758
BAE Systems Holdings Inc.
4.75%, 10/07/44[a]	25	26,932
Boeing Co. (The)
3.38%, 06/15/46 (Call 12/15/45)	10	9,114
3.65%, 03/01/47 (Call 09/01/46)	10	9,525
5.88%, 02/15/40	10	12,672
6.13%, 02/15/33	50	63,665
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	26	24,735
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	15	16,041
5.05%, 04/27/45 (Call 10/27/44)	100	109,161
6.15%, 12/15/40	10	12,495
Leonardo U.S. Holdings Inc.
6.25%, 01/15/40[a]	100	113,811
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	35	33,228
3.80%, 03/01/45 (Call 09/01/44)	58	54,579
4.07%, 12/15/42	143	141,094
4.09%, 09/15/52 (Call 03/15/52)	15	14,632
4.50%, 05/15/36 (Call 11/15/35)	45	47,795
4.70%, 05/15/46 (Call 11/15/45)	232	251,653
Series B
6.15%, 09/01/36	50	62,763
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	275	258,503
4.03%, 10/15/47 (Call 04/15/47)	113	108,679
4.75%, 06/01/43	3	3,235
Northrop Grumman Systems Corp.
7.75%, 02/15/31	25	33,843
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	10	10,528
4.88%, 10/15/40	26	29,843

Security	Principal (000s)	Value
Rockwell Collins Inc.
4.35%, 04/15/47 (Call 10/15/46)	$59	$58,609
4.80%, 12/15/43 (Call 06/15/43)	125	135,268
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	105	96,412
4.15%, 05/15/45 (Call 11/16/44)	225	219,422
4.50%, 06/01/42	229	235,620
5.40%, 05/01/35	25	28,424
5.70%, 04/15/40	154	183,275
6.05%, 06/01/36	25	30,473
6.13%, 07/15/38	17	21,170
6.70%, 08/01/28	50	62,035

		2,577,992
AGRICULTURE — 0.90%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	75	69,542
4.25%, 08/09/42	163	161,052
4.50%, 05/02/43	30	30,576
5.38%, 01/31/44	317	363,355
Archer-Daniels-Midland Co.
4.02%, 04/16/43	200	193,416
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)[a]	22	21,758
4.54%, 08/15/47 (Call 02/15/47)[a]	169	164,241
Philip Morris International Inc.
3.13%, 03/02/28 (Call 12/02/27)	75	71,666
3.88%, 08/21/42	44	41,339
4.13%, 03/04/43	305	296,734
4.25%, 11/10/44	80	79,871
4.38%, 11/15/41	144	145,492
4.50%, 03/20/42	75	77,011
4.88%, 11/15/43	35	37,844
6.38%, 05/16/38	15	19,424
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	458	521,470
5.85%, 08/15/45 (Call 02/15/45)	75	87,254
6.15%, 09/15/43	25	29,974
7.25%, 06/15/37	26	34,568

		2,446,587
AIRLINES — 0.01%
United Airlines Pass Through Trust
Series 2016-1, Class AA
3.10%, 01/07/30	34	32,834

		32,834

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
APPAREL — 0.04%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	$10	$9,022
3.63%, 05/01/43 (Call 11/01/42)	25	23,694
3.88%, 11/01/45 (Call 05/01/45)	47	46,292
Nine West Holdings Inc.
6.13%, 11/15/34	10	813
VF Corp.
6.45%, 11/01/37	26	32,818

		112,639
AUTO MANUFACTURERS — 0.51%
Daimler Finance North America LLC
8.50%, 01/18/31	198	288,850
Ford Motor Co.
4.75%, 01/15/43	220	203,091
5.29%, 12/08/46 (Call 06/08/46)	205	201,480
6.63%, 10/01/28	25	28,882
7.40%, 11/01/46	25	31,793
7.45%, 07/16/31	60	73,329
General Motors Co.
5.00%, 04/01/35	153	153,401
5.15%, 04/01/38 (Call 10/01/37)	10	10,017
5.20%, 04/01/45	110	108,211
6.25%, 10/02/43	55	61,392
6.60%, 04/01/36 (Call 10/01/35)	31	35,980
6.75%, 04/01/46 (Call 10/01/45)	153	180,044

		1,376,470
AUTO PARTS & EQUIPMENT — 0.06%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	125	122,445
Goodyear Tire & Rubber Co. (The)
7.00%, 03/15/28	25	27,428

		149,873
BANKS — 4.62%
BAC Capital Trust XI
6.63%, 05/23/36	25	30,981
Bank of America Corp.
4.88%, 04/01/44	70	77,470
5.00%, 01/21/44	151	170,195
5.88%, 02/07/42	35	43,695
6.11%, 01/29/37	125	150,801
7.75%, 05/14/38	200	285,644

Security	Principal (000s)	Value
(3 mo. LIBOR US + 1.814%)
4.24%, 04/24/38 (Call 04/24/37)[b]	$156	$158,767
(3 mo. LIBOR US + 1.990%)
4.44%, 01/20/48 (Call 01/20/47)[b]	183	189,863
Series L
4.75%, 04/21/45	50	52,896
Bank of America N.A.
6.00%, 10/15/36	250	308,937
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	100	93,140
3.30%, 08/23/29 (Call 05/23/29)	101	95,998
Barclays PLC
4.84%, 05/09/28 (Call 05/07/27)	310	305,276
BNP Paribas SA
(3 mo. LIBOR US + 1.290%)
7.20% (Call 06/25/37)[a,b,c]	100	113,285
Citigroup Inc.
4.13%, 07/25/28	221	219,413
4.65%, 07/30/45	167	178,615
4.75%, 05/18/46	130	133,124
5.30%, 05/06/44	164	181,792
6.13%, 08/25/36	100	118,770
6.63%, 06/15/32	78	95,949
6.68%, 09/13/43	20	26,224
8.13%, 07/15/39	161	245,287
(3 mo. LIBOR US + 1.839%)
4.28%, 04/24/48 (Call 04/24/47)[b]	177	178,485
Commonwealth Bank of Australia
3.90%, 07/12/47[a]	200	190,924
Cooperatieve Rabobank UA
5.25%, 05/24/41	110	130,222
5.25%, 08/04/45	250	277,455
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45	250	265,257
Dresdner Funding Trust I
8.15%, 06/30/31 (Call 06/30/29)[a]	100	131,164
Fifth Third Bancorp.
8.25%, 03/01/38	77	112,259
Goldman Sachs Capital I
6.35%, 02/15/34	228	274,660
Goldman Sachs Group Inc. (The)
4.75%, 10/21/45 (Call 04/21/45)	100	106,421
4.80%, 07/08/44 (Call 01/08/44)	150	160,923

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.15%, 05/22/45	$140	$151,497
6.13%, 02/15/33	125	150,519
6.25%, 02/01/41	180	228,301
6.45%, 05/01/36	125	153,350
6.75%, 10/01/37	363	458,534
(3 mo. LIBOR US + 1.158%)
3.81%, 04/23/29 (Call 04/23/28)[b]	50	48,806
(3 mo. LIBOR US + 1.373%)
4.02%, 10/31/38 (Call 10/31/37)[b]	65	62,741
HBOS PLC
6.00%, 11/01/33[a]	35	39,918
HSBC Capital Funding Dollar 1 LP
(3 mo. LIBOR US + 4.980%)
10.18% (Call 06/30/30)[a,b,c]	50	80,168
HSBC Holdings PLC
6.10%, 01/14/42	150	193,199
6.50%, 05/02/36	275	339,630
6.50%, 09/15/37	325	404,066
6.80%, 06/01/38	150	193,056
JPMorgan Chase & Co.
4.85%, 02/01/44	150	166,013
4.95%, 06/01/45	175	188,925
5.40%, 01/06/42	5	5,921
5.50%, 10/15/40	196	233,405
5.60%, 07/15/41	12	14,522
5.63%, 08/16/43	104	122,114
6.40%, 05/15/38	186	243,212
(3 mo. LIBOR US + 1.360%)
3.88%, 07/24/38 (Call 07/24/37)[b]	146	141,091
(3 mo. LIBOR US + 1.380%)
3.96%, 11/15/48 (Call 11/15/47)[b]	225	214,049
(3 mo. LIBOR US + 1.460%)
4.03%, 07/24/48 (Call 07/24/47)[b]	190	183,711
(3 mo. LIBOR US + 1.580%)
4.26%, 02/22/48 (Call 02/22/47)[b]	150	149,853
KfW
0.00%, 04/18/36[d]	150	83,127
0.00%, 06/29/37[d]	152	80,546
Lloyds Banking Group PLC
5.30%, 12/01/45	200	219,468
Morgan Stanley
4.30%, 01/27/45	180	180,000
4.38%, 01/22/47	296	299,949
6.38%, 07/24/42	208	270,662
7.25%, 04/01/32	79	104,716

Security	Principal (000s)	Value
(3 mo. LIBOR US + 1.455%)
3.97%, 07/22/38 (Call 07/22/37)[b]	$125	$121,741
RBS Capital Trust II
(3 mo. LIBOR US + 1.943%)
6.43% (Call 01/03/34)[b,c]	50	61,190
Regions Financial Corp.
7.38%, 12/10/37	25	32,871
Royal Bank of Scotland Group PLC
(3 mo. LIBOR US + 2.500%)
7.65% (Call 09/30/31)[b,c]	50	64,304
Standard Chartered PLC
5.70%, 03/26/44[a]	200	223,300
Wachovia Corp.
5.50%, 08/01/35	65	73,633
Wells Fargo & Co.
3.90%, 05/01/45	109	104,951
4.65%, 11/04/44	200	204,596
4.75%, 12/07/46	5	5,177
4.90%, 11/17/45	270	286,124
5.38%, 02/07/35	6	6,963
5.38%, 11/02/43	311	348,908
5.61%, 01/15/44	135	156,187
Wells Fargo Bank N.A.
6.60%, 01/15/38	250	332,122
Wells Fargo Capital X
5.95%, 12/01/86	50	54,850

		12,585,878
BEVERAGES — 1.28%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	138	141,988
4.70%, 02/01/36 (Call 08/01/35)	250	262,755
4.90%, 02/01/46 (Call 08/01/45)	310	330,677
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	70	63,720
4.44%, 10/06/48 (Call 04/06/48)	251	251,753
4.95%, 01/15/42	225	242,678
5.88%, 06/15/35	75	88,402
8.20%, 01/15/39	355	532,841
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)	50	53,298
Constellation Brands Inc.
4.50%, 05/09/47 (Call 11/09/46)	25	24,903

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	$125	$124,280
5.88%, 09/30/36	35	44,204
Diageo Investment Corp.
4.25%, 05/11/42	17	17,816
Heineken NV
4.35%, 03/29/47 (Call 09/29/46)[a]	125	127,385
Molson Coors Brewing Co.
4.20%, 07/15/46 (Call 01/15/46)	180	168,604
5.00%, 05/01/42	139	147,208
Pepsi-Cola Metropolitan Bottling Co. Inc.
Series B
7.00%, 03/01/29	150	196,292
PepsiCo Inc.
3.45%, 10/06/46 (Call 04/06/46)	100	90,847
3.60%, 08/13/42	75	70,550
4.00%, 03/05/42	102	102,835
4.00%, 05/02/47 (Call 11/02/46)	44	44,213
4.25%, 10/22/44 (Call 04/22/44)	25	26,071
4.45%, 04/14/46 (Call 10/14/45)	111	119,126
4.60%, 07/17/45 (Call 01/17/45)	75	81,896
4.88%, 11/01/40	18	20,470
5.50%, 01/15/40	100	122,844

		3,497,656
BIOTECHNOLOGY — 0.84%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	265	262,983
4.66%, 06/15/51 (Call 12/15/50)	375	380,528
5.15%, 11/15/41 (Call 05/15/41)	118	131,244
Baxalta Inc.
5.25%, 06/23/45 (Call 12/23/44)	187	202,332
Biogen Inc.
5.20%, 09/15/45 (Call 03/15/45)	119	129,447
Celgene Corp.
4.35%, 11/15/47 (Call 05/15/47)	81	76,186
4.63%, 05/15/44 (Call 11/15/43)	105	104,032
5.00%, 08/15/45 (Call 02/15/45)	213	220,238
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	7	6,918
4.15%, 03/01/47 (Call 09/01/46)	225	217,881
4.50%, 02/01/45 (Call 08/01/44)	100	101,726
4.60%, 09/01/35 (Call 03/01/35)	55	58,493
4.75%, 03/01/46 (Call 09/01/45)	125	132,039

Security	Principal (000s)	Value
4.80%, 04/01/44 (Call 10/01/43)	$195	$206,655
5.65%, 12/01/41 (Call 06/01/41)	58	68,393

		2,299,095
BUILDING MATERIALS — 0.25%
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	125	129,342
4.63%, 07/02/44 (Call 01/02/44)[e]	25	26,328
4.95%, 07/02/64 (Call 01/02/64)[e]	25	26,112
5.13%, 09/14/45 (Call 03/14/45)	25	28,152
Lafarge SA
7.13%, 07/15/36	85	107,852
Martin Marietta Materials Inc.
4.25%, 12/15/47 (Call 06/15/47)	40	37,153
Masco Corp.
4.50%, 05/15/47 (Call 11/15/46)	10	9,649
6.50%, 08/15/32	7	8,158
7.75%, 08/01/29	12	15,088
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	25	23,001
7.00%, 12/01/36	29	36,485
Votorantim Cimentos SA
7.25%, 04/05/41[f]	200	213,040
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	10	9,643

		670,003
CHEMICALS — 1.08%
Agrium Inc.
4.90%, 06/01/43 (Call 12/01/42)	100	104,752
5.25%, 01/15/45 (Call 07/15/44)	10	10,871
6.13%, 01/15/41 (Call 07/15/40)	50	59,839
Air Liquide Finance SA
3.50%, 09/27/46 (Call 03/27/46)[a]	50	45,969
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	10	11,203
Ashland LLC
6.88%, 05/15/43 (Call 02/15/43)	50	54,226
CF Industries Inc.
4.95%, 06/01/43	50	45,813
5.15%, 03/15/34	60	58,944
5.38%, 03/15/44	50	46,962
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	15	15,099
4.38%, 11/15/42 (Call 05/15/42)	252	251,793

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.63%, 10/01/44 (Call 04/01/44)	$10	$10,306
5.25%, 11/15/41 (Call 05/15/41)	13	14,364
7.38%, 11/01/29	254	332,255
9.40%, 05/15/39	31	50,156
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	124	128,218
4.80%, 09/01/42 (Call 03/01/42)	10	10,644
EI du Pont de Nemours & Co.
4.15%, 02/15/43	46	45,339
5.60%, 12/15/36	10	11,708
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	35	34,836
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	108	113,518
5.25%, 07/15/43	103	113,334
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	109	106,909
Methanex Corp.
5.65%, 12/01/44 (Call 06/01/44)	50	50,786
Mexichem SAB de CV
5.88%, 09/17/44[f]	200	199,616
Monsanto Co.
4.20%, 07/15/34 (Call 01/15/34)	20	19,910
4.40%, 07/15/44 (Call 01/15/44)	131	129,277
4.65%, 11/15/43 (Call 05/15/43)	10	10,283
4.70%, 07/15/64 (Call 01/15/64)	41	40,515
Mosaic Co. (The)
5.63%, 11/15/43 (Call 05/15/43)	35	36,592
OCP SA
6.88%, 04/25/44[f]	200	224,346
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	75	72,745
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	21	24,004
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	100	92,751
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	125	117,060
4.50%, 06/01/47 (Call 12/01/46)	89	88,998
4.55%, 08/01/45 (Call 02/01/45)	10	10,133
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)	50	47,984

Security	Principal (000s)	Value
5.00%, 08/15/46 (Call 02/15/46)	$100	$105,146

		2,947,204
COMMERCIAL SERVICES — 0.66%
ADT Corp. (The)
4.88%, 07/15/32[a]	81	74,095
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	17	17,674
DP World Ltd.
6.85%, 07/02/37[a]	200	244,656
Ecolab Inc.
3.95%, 12/01/47 (Call 06/01/47)[a]	212	202,844
5.50%, 12/08/41	5	5,906
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)[a]	125	117,507
5.63%, 03/15/42[a]	10	11,413
7.00%, 10/15/37[a]	35	45,188
George Washington University (The)
4.87%, 09/15/45	25	28,012
Johns Hopkins University
Series 2013
4.08%, 07/01/53	75	74,759
Massachusetts Institute of Technology
3.96%, 07/01/38	75	77,697
4.68%, 12/31/99	55	58,723
5.60%, 07/01/11	5	6,238
President and Fellows of Harvard College
4.88%, 10/15/40	125	146,576
Princeton University
5.70%, 03/01/39	35	44,578
University of Notre Dame du Lac
Series 2017
3.39%, 02/15/48 (Call 08/15/47)	400	371,944
Western Union Co. (The)
6.20%, 11/17/36	26	27,305
William Marsh Rice University
3.57%, 05/15/45	250	240,602

		1,795,717
COMPUTERS — 1.05%
Apple Inc.
3.45%, 02/09/45	160	145,976
3.75%, 11/13/47 (Call 05/13/47)	10	9,527

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.85%, 05/04/43	$270	$263,482
3.85%, 08/04/46 (Call 02/04/46)	10	9,689
4.25%, 02/09/47 (Call 08/09/46)	335	345,285
4.38%, 05/13/45	95	99,569
4.45%, 05/06/44	160	170,054
4.50%, 02/23/36 (Call 08/23/35)	60	65,453
4.65%, 02/23/46 (Call 08/23/45)	330	360,073
Dell Inc.
5.40%, 09/10/40	25	22,723
6.50%, 04/15/38	50	50,510
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)[a]	158	193,816
8.35%, 07/15/46 (Call 01/15/46)[a]	175	221,373
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	28	30,022
6.35%, 10/15/45 (Call 04/15/45)	220	231,777
HP Inc.
6.00%, 09/15/41	200	211,454
International Business Machines Corp.
4.00%, 06/20/42	104	104,635
4.70%, 02/19/46	125	140,896
5.60%, 11/30/39	65	80,404
Leidos Holdings Inc.
Series 1
5.95%, 12/01/40 (Call 06/04/40)	50	49,317
Leidos Inc.
5.50%, 07/01/33	25	23,750
Seagate HDD Cayman
5.75%, 12/01/34 (Call 06/01/34)	40	37,952

		2,867,737
COSMETICS & PERSONAL CARE — 0.19%
Avon Products Inc.
8.95%, 03/15/43	25	21,571
Colgate-Palmolive Co.
4.00%, 08/15/45	10	9,991
Estee Lauder Companies Inc. (The)
4.15%, 03/15/47 (Call 09/15/46)	10	10,279
4.38%, 06/15/45 (Call 12/15/44)	25	26,413
Procter & Gamble Co. (The)
3.50%, 10/25/47	100	93,872
5.55%, 03/05/37	74	92,843

Security	Principal (000s)	Value
Unilever Capital Corp.
5.90%, 11/15/32	$206	$258,711

		513,680
DISTRIBUTION & WHOLESALE — 0.06%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	150	139,186
4.60%, 06/15/45 (Call 12/15/44)	25	26,571

		165,757
DIVERSIFIED FINANCIAL SERVICES — 1.04%
Ally Financial Inc.
8.00%, 11/01/31	225	278,206
American Express Co.
4.05%, 12/03/42	200	198,350
Blackstone Holdings Finance Co. LLC
5.00%, 06/15/44[a]	25	27,187
Brookfield Finance Inc.
4.70%, 09/20/47 (Call 03/20/47)	35	34,027
Carlyle Holdings II Finance LLC
5.63%, 03/30/43[a]	100	107,867
CME Group Inc.
5.30%, 09/15/43 (Call 03/15/43)	27	32,863
Credit Suisse USA Inc.
7.13%, 07/15/32	116	154,504
FMR LLC
7.57%, 06/15/29[a]	100	130,867
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	744	730,169
Invesco Finance PLC
5.38%, 11/30/43	10	11,616
Jefferies Group LLC
6.25%, 01/15/36	95	104,781
6.50%, 01/20/43	25	28,037
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	35	33,256
KKR Group Finance Co. II LLC
5.50%, 02/01/43 (Call 08/01/42)[a]	35	38,325
Legg Mason Inc.
5.63%, 01/15/44	125	133,719
Mastercard Inc.
3.80%, 11/21/46 (Call 05/21/46)	125	122,585

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32	$26	$36,574
Navient Corp.
5.63%, 08/01/33	75	66,814
Raymond James Financial Inc.
4.95%, 07/15/46	85	91,820
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	210	221,265
4.30%, 12/14/45 (Call 06/14/45)	240	254,371

		2,837,203
ELECTRIC — 5.85%
Abu Dhabi National Energy Co. PJSC
6.50%, 10/27/36[a]	225	273,980
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	10	9,677
4.15%, 08/15/44 (Call 02/15/44)	50	51,141
4.30%, 01/02/46 (Call 07/02/45)	10	10,488
6.00%, 03/01/39	150	187,863
Series B
3.70%, 12/01/47 (Call 06/01/47)	75	71,681
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	225	216,781
4.15%, 03/15/46 (Call 09/15/45)	10	10,334
Appalachian Power Co.
4.45%, 06/01/45 (Call 12/01/44)	10	10,531
7.00%, 04/01/38	21	28,716
Arizona Public Service Co.
3.75%, 05/15/46 (Call 11/15/45)	10	9,608
4.35%, 11/15/45 (Call 05/15/45)	25	26,390
4.50%, 04/01/42 (Call 10/01/41)	26	27,814
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)[a]	75	71,192
4.50%, 02/01/45 (Call 08/01/44)	253	265,430
5.15%, 11/15/43 (Call 05/15/43)	78	90,220
6.13%, 04/01/36	382	486,424
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/48 (Call 09/01/47)	30	30,095
4.50%, 04/01/44 (Call 10/01/43)	150	163,900
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	25	27,370

Security	Principal (000s)	Value
Comision Federal de Electricidad
6.13%, 06/16/45[f]	$200	$219,574
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	150	141,672
3.70%, 03/01/45 (Call 09/01/44)	125	119,407
Connecticut Light & Power Co. (The)
Series A
4.15%, 06/01/45 (Call 12/01/44)	10	10,305
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	10	12,076
6.30%, 08/15/37	10	12,963
3.85%, 06/15/46 (Call 12/15/45)	25	24,399
4.45%, 03/15/44 (Call 09/15/43)	78	83,062
4.50%, 12/01/45 (Call 06/01/45)	15	16,170
4.63%, 12/01/54 (Call 06/01/54)	275	295,655
Series 06-A
5.85%, 03/15/36	10	12,224
Series 08-B
6.75%, 04/01/38	30	41,257
Series C
4.00%, 11/15/57 (Call 05/15/57)	250	243,302
Dominion Energy Inc.
7.00%, 06/15/38	50	66,007
Series B
5.95%, 06/15/35	135	161,773
Series C
4.90%, 08/01/41 (Call 02/01/41)	130	140,068
Series F
5.25%, 08/01/33	50	55,790
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	125	120,687
4.30%, 07/01/44 (Call 01/01/44)	50	52,672
Series A
4.00%, 04/01/43 (Call 10/01/42)	10	10,045
Duke Energy Carolinas LLC
3.70%, 12/01/47 (Call 06/01/47)	25	23,950
3.75%, 06/01/45 (Call 12/01/44)	25	24,092
3.88%, 03/15/46 (Call 09/15/45)	25	24,671
4.25%, 12/15/41 (Call 06/15/41)	30	31,386
5.30%, 02/15/40	3	3,571
6.10%, 06/01/37	18	22,613
Series A
6.00%, 12/01/28	25	29,710

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	$343	$312,157
3.95%, 08/15/47 (Call 02/15/47)	25	23,535
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	25	22,573
3.85%, 11/15/42 (Call 05/15/42)	25	24,481
5.65%, 04/01/40	10	12,432
6.40%, 06/15/38	53	70,657
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	35	33,320
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	10	9,561
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	25	23,448
3.70%, 10/15/46 (Call 04/15/46)	375	358,361
4.10%, 03/15/43 (Call 09/15/42)	25	25,466
4.20%, 08/15/45 (Call 02/15/45)	60	61,751
4.38%, 03/30/44 (Call 09/30/43)	25	26,609
6.30%, 04/01/38	150	197,583
E.ON International Finance BV
6.65%, 04/30/38[a]	125	157,822
Electricite de France SA
4.88%, 01/22/44[a]	90	95,467
4.95%, 10/13/45 (Call 04/13/45)[a]	100	107,625
5.25%, 10/13/55 (Call 04/13/55)[a]	50	54,976
6.00%, 01/22/14[a]	145	155,318
6.95%, 01/26/39[a]	100	131,429
Emera U.S. Finance LP
4.75%, 06/15/46 (Call 12/15/45)	154	154,557
Enel Finance International NV
6.00%, 10/07/39[a]	100	117,831
6.80%, 09/15/37[a]	325	413,423
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	10	9,239
3.25%, 04/01/28 (Call 01/01/28)	10	9,670
4.95%, 01/15/45 (Call 01/15/25)	50	50,577
Entergy Mississippi Inc.
2.85%, 06/01/28 (Call 03/01/28)	50	46,568
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	263	267,873
5.10%, 06/15/45 (Call 12/15/44)	50	55,740
5.63%, 06/15/35	100	117,504
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	35	36,593
6.25%, 10/01/39	100	111,821

Security	Principal (000s)	Value
FirstEnergy Corp.
Series C
4.85%, 07/15/47 (Call 01/15/47)	$10	$10,488
7.38%, 11/15/31	185	243,800
FirstEnergy Solutions Corp.
6.80%, 08/15/39	30	10,313
FirstEnergy Transmission LLC
5.45%, 07/15/44 (Call 01/15/44)[a]	125	143,276
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	175	168,360
4.05%, 06/01/42 (Call 12/01/41)	100	101,802
4.05%, 10/01/44 (Call 04/01/44)	135	137,703
4.13%, 02/01/42 (Call 08/01/41)	25	25,785
5.63%, 04/01/34	25	29,929
5.69%, 03/01/40	25	31,239
5.95%, 02/01/38	100	127,314
Georgia Power Co.
4.30%, 03/15/42	65	66,632
5.40%, 06/01/40	60	69,581
Series 10-C
4.75%, 09/01/40	85	91,220
Great River Energy
6.25%, 07/01/38[a]	50	58,428
Hydro-Quebec
9.38%, 04/15/30	50	76,657
Iberdrola International BV
6.75%, 07/15/36	25	31,396
Indiana Michigan Power Co.
Series K
4.55%, 03/15/46 (Call 09/15/45)	250	268,440
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)[a]	26	25,131
Interstate Power & Light Co.
6.25%, 07/15/39	25	31,776
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	9	9,809
Kansas City Power & Light Co.
4.20%, 06/15/47 (Call 12/15/46)	35	35,028
4.20%, 03/15/48 (Call 09/15/47)	25	25,224
5.30%, 10/01/41 (Call 04/01/41)	16	18,447
Majapahit Holding BV
7.88%, 06/29/37[f]	100	129,731

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)[a]	$25	$24,820
5.90%, 11/15/39[a]	25	31,598
MidAmerican Energy Co.
3.95%, 08/01/47 (Call 02/01/47)	50	50,161
4.25%, 05/01/46 (Call 11/01/45)	60	62,839
Minejesa Capital BV
5.63%, 08/10/37	200	201,816
Monongahela Power Co.
5.40%, 12/15/43 (Call 06/15/43)[a]	35	41,736
Nevada Power Co.
Series R
6.75%, 07/01/37	10	13,499
Niagara Mohawk Power Corp.
4.12%, 11/28/42[a]	125	126,149
4.28%, 10/01/34 (Call 04/01/34)[a]	25	26,077
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	26	24,083
3.60%, 05/15/46 (Call 11/15/45)	175	165,058
4.13%, 05/15/44 (Call 11/15/43)	125	128,296
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	35	37,483
Oglethorpe Power Corp.
5.25%, 09/01/50	10	10,705
5.38%, 11/01/40	10	11,222
5.95%, 11/01/39	125	149,945
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 (Call 10/01/44)	25	23,989
5.30%, 06/01/42 (Call 12/01/41)	245	291,423
7.25%, 01/15/33	25	34,317
Pacific Gas & Electric Co.
3.75%, 08/15/42 (Call 02/15/42)	25	22,426
4.00%, 12/01/46 (Call 06/01/46)	50	46,084
4.25%, 03/15/46 (Call 09/15/45)	10	9,525
4.45%, 04/15/42 (Call 10/15/41)	26	25,798
4.60%, 06/15/43 (Call 12/15/42)	25	25,210
4.75%, 02/15/44 (Call 08/15/43)	225	228,721
5.13%, 11/15/43 (Call 05/15/43)	25	26,792
5.40%, 01/15/40	66	73,403
5.80%, 03/01/37	78	90,285
6.05%, 03/01/34	312	365,277
6.25%, 03/01/39	25	30,447
PacifiCorp
6.00%, 01/15/39	60	77,291
6.25%, 10/15/37	15	19,520

Security	Principal (000s)	Value
PECO Energy Co.
3.70%, 09/15/47 (Call 03/15/47)	$25	$23,911
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	20	20,544
6.50%, 11/15/37	200	264,246
PPL Capital Funding Inc.
5.00%, 03/15/44 (Call 09/15/43)	50	54,740
PPL Electric Utilities Corp.
3.95%, 06/01/47 (Call 12/01/46)	10	9,974
4.15%, 10/01/45 (Call 04/01/45)	15	15,430
4.75%, 07/15/43 (Call 01/15/43)	125	140,782
Progress Energy Inc.
6.00%, 12/01/39	25	31,100
7.00%, 10/30/31	10	12,891
7.75%, 03/01/31	105	142,813
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	50	47,219
4.30%, 03/15/44 (Call 09/15/43)	20	21,025
Public Service Electric & Gas Co.
3.60%, 12/01/47 (Call 06/01/47)	300	283,527
3.65%, 09/01/42 (Call 03/01/42)	10	9,609
3.80%, 03/01/46 (Call 09/01/45)	10	9,805
3.95%, 05/01/42 (Call 11/01/41)	140	141,462
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)	15	15,727
5.64%, 04/15/41 (Call 10/15/40)	16	19,637
5.76%, 10/01/39	25	30,761
5.80%, 03/15/40	10	12,496
San Diego Gas & Electric Co.
4.50%, 08/15/40	100	109,377
6.00%, 06/01/39	25	32,004
Saudi Electricity Global Sukuk Co. 2
5.06%, 04/08/43[f]	200	200,020
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	25	24,788
4.50%, 06/01/64 (Call 12/01/63)	25	23,658
4.60%, 06/15/43 (Call 12/15/42)	10	10,256
5.10%, 06/01/65 (Call 12/01/64)	150	156,796
6.05%, 01/15/38	26	31,026
6.63%, 02/01/32	10	12,268
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	154	154,428
4.05%, 03/15/42 (Call 09/15/41)	26	26,229
4.65%, 10/01/43 (Call 04/01/43)	163	177,929

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
6.05%, 03/15/39	$135	$172,824
6.65%, 04/01/29	25	30,333
Series 05-E
5.35%, 07/15/35	10	11,679
Series 08-A
5.95%, 02/01/38	31	39,040
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	135	133,219
Series C
3.60%, 02/01/45 (Call 08/01/44)	25	23,384
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	50	50,171
4.40%, 07/01/46 (Call 01/01/46)	400	400,972
Southern Power Co.
5.15%, 09/15/41	25	26,993
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	10	9,605
State Grid Overseas Investment 2013 Ltd.
4.38%, 05/22/43[a]	200	206,138
Talen Energy Supply LLC
6.00%, 12/15/36	25	14,344
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	25	24,239
4.35%, 05/15/44 (Call 11/15/43)	25	25,205
Toledo Edison Co. (The)
6.15%, 05/15/37	10	12,392
Tri-State Generation & Transmission Association Inc.
6.00%, 06/15/40[a]	10	12,336
Union Electric Co.
3.65%, 04/15/45 (Call 10/15/44)	50	47,987
3.90%, 09/15/42 (Call 03/15/42)	25	24,843
5.30%, 08/01/37	10	11,615
Virginia Electric & Power Co.
4.00%, 11/15/46 (Call 05/15/46)	75	74,717
4.20%, 05/15/45 (Call 11/15/44)	10	10,251
4.45%, 02/15/44 (Call 08/15/43)	225	239,679
8.88%, 11/15/38	10	16,432
Series B
6.00%, 01/15/36	75	93,097
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	25	25,395
4.13%, 03/01/42 (Call 09/01/41)	26	26,362

Security	Principal (000s)	Value
Wisconsin Power & Light Co.
6.38%, 08/15/37	$25	$32,407
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	10	11,231
Xcel Energy Inc.
6.50%, 07/01/36	15	19,497

		15,921,072
ELECTRONICS — 0.08%
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	100	93,950
5.75%, 08/15/40	20	23,419
Fortive Corp.
4.30%, 06/15/46 (Call 12/15/45)	10	10,090
Honeywell International Inc.
3.81%, 11/21/47 (Call 05/21/47)	35	34,189
5.38%, 03/01/41	25	30,639
Koninklijke Philips NV
5.00%, 03/15/42	20	22,133

		214,420
ENERGY – ALTERNATE SOURCES — 0.03%
Topaz Solar Farms LLC
5.75%, 09/30/39[a]	89	90,483

		90,483
ENGINEERING & CONSTRUCTION — 0.12%
ABB Finance USA Inc.
4.38%, 05/08/42	37	38,104
Mexico City Airport Trust
5.50%, 10/31/46 (Call 04/30/46)[f]	300	284,016

		322,120
ENVIRONMENTAL CONTROL — 0.06%
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	10	10,000
4.10%, 03/01/45 (Call 09/01/44)	163	162,123

		172,123
FOOD — 0.82%
Campbell Soup Co.
3.80%, 08/02/42	26	23,162
Conagra Brands Inc.
8.25%, 09/15/30	10	13,397
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	25	24,134
5.40%, 06/15/40	15	17,140

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Hershey Co. (The)
3.38%, 08/15/46 (Call 02/15/46)	$35	$31,192
JM Smucker Co. (The)
4.25%, 03/15/35	25	25,177
4.38%, 03/15/45	25	24,865
Kellogg Co.
4.50%, 04/01/46	25	24,815
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	150	169,323
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	350	319,816
5.00%, 07/15/35 (Call 01/15/35)	65	67,630
5.00%, 06/04/42	70	69,636
5.20%, 07/15/45 (Call 01/15/45)	155	157,931
6.50%, 02/09/40	29	34,437
6.75%, 03/15/32	10	12,010
6.88%, 01/26/39	50	61,572
7.13%, 08/01/39[a]	50	63,280
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	125	108,004
4.45%, 02/01/47 (Call 08/01/46)[g]	179	168,063
5.15%, 08/01/43 (Call 02/01/43)	10	10,321
5.40%, 07/15/40 (Call 01/15/40)	25	26,495
7.50%, 04/01/31	45	56,823
Land O’Lakes Capital Trust I
7.45%, 03/15/28[a]	25	28,543
McCormick & Co. Inc./MD
4.20%, 08/15/47 (Call 02/15/47)	50	49,494
Mondelez International Inc.
6.50%, 02/09/40	75	93,955
Safeway Inc.
7.25%, 02/01/31	50	41,869
Sysco Corp.
4.50%, 04/01/46 (Call 10/01/45)	100	102,302
4.85%, 10/01/45 (Call 04/01/45)	25	26,876
5.38%, 09/21/35	16	18,160
Tesco PLC
6.15%, 11/15/37[a]	100	103,769
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	88	89,252
4.88%, 08/15/34 (Call 02/15/34)	85	91,311
5.15%, 08/15/44 (Call 02/15/44)	75	83,017

		2,237,771

Security	Principal (000s)	Value
FOREST PRODUCTS & PAPER — 0.11%
Georgia-Pacific LLC
7.75%, 11/15/29	$41	$55,890
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	7	6,828
4.40%, 08/15/47 (Call 02/15/47)	154	151,370
4.80%, 06/15/44 (Call 12/15/43)	27	28,188
5.15%, 05/15/46 (Call 11/15/45)	10	10,946
6.00%, 11/15/41 (Call 05/15/41)	10	11,913
7.30%, 11/15/39	31	41,618

		306,753
GAS — 0.46%
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	35	35,574
5.50%, 06/15/41 (Call 12/15/40)	25	29,941
Boston Gas Co.
4.49%, 02/15/42[a]	10	10,545
Dominion Energy Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	25	26,353
KeySpan Corp.
5.80%, 04/01/35	25	29,514
KeySpan Gas East Corp.
5.82%, 04/01/41[a]	100	124,002
NiSource Inc.
4.38%, 05/15/47 (Call 11/15/46)	125	127,164
4.80%, 02/15/44 (Call 08/15/43)	72	77,763
5.25%, 02/15/43 (Call 08/15/42)	125	141,632
5.65%, 02/01/45 (Call 08/01/44)	125	149,524
5.95%, 06/15/41 (Call 12/15/40)	26	31,551
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	40	43,614
Piedmont Natural Gas Co. Inc.
3.64%, 11/01/46 (Call 05/01/46)	25	23,022
Sempra Energy
4.00%, 02/01/48 (Call 08/01/47)	25	23,405
6.00%, 10/15/39	162	200,238
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	20	19,541
5.13%, 11/15/40	20	23,373
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	35	35,255
4.40%, 05/30/47 (Call 11/30/46)	50	50,295
5.88%, 03/15/41 (Call 09/15/40)	51	60,421

		1,262,727

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
HEALTH CARE – PRODUCTS — 0.77%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	$283	$302,521
4.75%, 04/15/43 (Call 10/15/42)	25	26,537
4.90%, 11/30/46 (Call 05/30/46)	275	297,008
5.30%, 05/27/40	50	56,121
6.15%, 11/30/37	16	19,344
Baxter International Inc.
3.50%, 08/15/46 (Call 02/15/46)	35	30,399
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	61	60,812
4.69%, 12/15/44 (Call 06/15/44)	93	93,284
5.00%, 11/12/40	10	10,439
Boston Scientific Corp.
7.38%, 01/15/40	25	33,431
Medtronic Inc.
4.38%, 03/15/35	475	501,229
4.50%, 03/15/42 (Call 09/15/41)	20	20,978
4.63%, 03/15/44 (Call 09/15/43)	150	163,283
4.63%, 03/15/45	180	195,466
Stryker Corp.
4.38%, 05/15/44 (Call 11/15/43)	25	25,228
4.63%, 03/15/46 (Call 09/15/45)	178	188,888
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	56	53,825
5.30%, 02/01/44 (Call 08/01/43)	10	11,395

		2,090,188
HEALTH CARE – SERVICES — 1.13%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	75	66,417
4.13%, 11/15/42 (Call 05/15/42)	125	117,225
4.75%, 03/15/44 (Call 09/15/43)	10	10,275
6.63%, 06/15/36	44	55,413
6.75%, 12/15/37	35	45,301
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	24	23,454
4.63%, 05/15/42	110	111,281
4.65%, 01/15/43	385	393,447
4.65%, 08/15/44 (Call 02/15/44)	74	75,596
5.10%, 01/15/44	25	26,956
Ascension Health
3.95%, 11/15/46	150	149,226

Security	Principal (000s)	Value
Baylor Scott & White Holdings
4.19%, 11/15/45 (Call 05/15/45)	$140	$143,633
Catholic Health Initiatives
4.35%, 11/01/42	35	32,012
Children’s Hospital Corp. (The)
Series 2017
4.12%, 01/01/47 (Call 07/01/46)	20	20,185
Cigna Corp.
3.88%, 10/15/47 (Call 04/15/47)	85	75,551
HCA Inc.
5.50%, 06/15/47 (Call 12/15/46)	125	123,656
7.50%, 11/06/33	25	27,649
7.50%, 11/15/95	10	10,185
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	46	46,901
4.80%, 03/15/47 (Call 09/15/46)	50	52,252
4.95%, 10/01/44 (Call 04/01/44)	86	91,060
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	125	128,029
4.88%, 04/01/42	30	34,079
Laboratory Corp. of America Holdings
4.70%, 02/01/45 (Call 08/01/44)	38	38,039
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	125	123,411
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	10	9,303
Providence St Joseph Health Obligated Group
Series A
3.93%, 10/01/48 (Call 04/01/48)	19	18,359
Stanford Health Care
Series 2018
3.80%, 11/15/48 (Call 05/15/48)	17	16,568
Tenet Healthcare Corp.
6.88%, 11/15/31	50	44,889
UnitedHealth Group Inc.
3.75%, 10/15/47 (Call 04/15/47)	72	67,599
4.20%, 01/15/47 (Call 07/15/46)	25	25,321
4.25%, 03/15/43 (Call 09/15/42)	58	59,420
4.25%, 04/15/47 (Call 10/15/46)	100	102,951
4.38%, 03/15/42 (Call 09/15/41)	100	104,100
4.63%, 07/15/35	242	263,640

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.63%, 11/15/41 (Call 05/15/41)	$30	$32,154
4.75%, 07/15/45	235	259,301
5.80%, 03/15/36	4	4,938
6.88%, 02/15/38	27	36,966

		3,066,742
HOLDING COMPANIES – DIVERSIFIED — 0.14%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[a]	100	137,682
Sinochem Overseas Capital Co. Ltd.
6.30%, 11/12/40[a]	200	249,378

		387,060
HOME BUILDERS — 0.06%
MDC Holdings Inc.
6.00%, 01/15/43 (Call 10/15/42)	50	47,332
PulteGroup Inc.
6.00%, 02/15/35	25	25,596
6.38%, 05/15/33	50	52,634
7.88%, 06/15/32	25	30,000

		155,562
HOME FURNISHINGS — 0.02%
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	50	49,518

		49,518
HOUSEHOLD PRODUCTS & WARES — 0.05%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	35	30,497
3.90%, 05/04/47 (Call 11/04/46)	50	49,393
5.30%, 03/01/41	25	29,611
6.63%, 08/01/37	10	13,517

		123,018
HOUSEWARES — 0.08%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)	25	26,581
5.50%, 04/01/46 (Call 10/01/45)	185	195,924

		222,505
INSURANCE — 2.61%
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	125	120,640
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	25	25,995
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	60	60,854

Security	Principal (000s)	Value
4.50%, 06/15/43	$30	$31,889
5.35%, 06/01/33	50	56,583
5.55%, 05/09/35	125	146,548
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	50	49,497
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	177	167,130
4.38%, 01/15/55 (Call 07/15/54)	100	93,416
4.50%, 07/16/44 (Call 01/16/44)	145	143,992
4.80%, 07/10/45 (Call 01/10/45)	193	200,573
6.25%, 05/01/36	170	206,560
Aon Corp.
6.25%, 09/30/40	50	62,317
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	85	87,594
4.75%, 05/15/45 (Call 11/15/44)	84	88,468
Arch Capital Finance LLC
5.03%, 12/15/46 (Call 06/15/46)	50	54,990
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	50	55,779
AXA SA
8.60%, 12/15/30	101	140,432
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43	25	26,261
4.40%, 05/15/42	25	26,530
5.75%, 01/15/40	33	41,288
Berkshire Hathaway Inc.
4.50%, 02/11/43	237	256,427
Brighthouse Financial Inc.
4.70%, 06/22/47 (Call 12/22/46)[a]	100	93,221
Chubb Corp. (The)
6.00%, 05/11/37	16	20,198
6.50%, 05/15/38	20	26,917
Chubb INA Holdings Inc.
4.15%, 03/13/43	25	25,674
4.35%, 11/03/45 (Call 05/03/45)	15	15,910
6.70%, 05/15/36	25	33,806
Cincinnati Financial Corp.
6.92%, 05/15/28	10	12,391
Farmers Exchange Capital III
(3 mo. LIBOR US + 3.454%)
5.45%, 10/15/54 (Call 10/15/34)[a,b]	100	104,085

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Guardian Life Insurance Co. of America (The)
4.85%, 01/24/77[a]	$75	$76,738
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	60	60,284
Liberty Mutual Group Inc.
4.85%, 08/01/44[a]	75	78,817
6.50%, 05/01/42[a]	100	127,152
7.80%, 03/07/87[a]	65	81,230
Lincoln National Corp.
7.00%, 06/15/40	65	87,794
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	30	29,608
Manulife Financial Corp.
5.38%, 03/04/46	115	134,664
Markel Corp.
4.30%, 11/01/47 (Call 05/01/47)	100	95,753
5.00%, 04/05/46	100	106,330
Marsh & McLennan Companies Inc.
4.20%, 03/01/48	40	39,914
Massachusetts Mutual Life Insurance Co.
4.50%, 04/15/65[a]	25	24,333
8.88%, 06/01/39[a]	14	21,954
MetLife Capital Trust IV
7.88%, 12/15/67 (Call 12/15/32)[a]	150	190,990
MetLife Inc.
4.05%, 03/01/45	3	2,913
4.13%, 08/13/42	171	169,334
4.60%, 05/13/46 (Call 11/13/45)	175	184,361
4.72%, 12/15/44	50	53,796
4.88%, 11/13/43	56	61,154
5.70%, 06/15/35	53	64,208
6.38%, 06/15/34	53	67,441
6.40%, 12/15/66 (Call 12/15/31)	175	197,291
6.50%, 12/15/32	55	69,575
Nationwide Mutual Insurance Co.
7.88%, 04/01/33[a]	225	307,123
9.38%, 08/15/39[a]	25	40,421
New York Life Insurance Co.
6.75%, 11/15/39[a]	30	40,602

Security	Principal (000s)	Value
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40[a]	$130	$163,769
Pacific Life Insurance Co.
(3 mo. LIBOR US + 2.796%)
4.30%, 10/24/67 (Call 10/24/47)[a,b]	100	93,695
Principal Financial Group Inc.
4.35%, 05/15/43	26	26,203
4.63%, 09/15/42	125	128,788
Progressive Corp. (The)
4.13%, 04/15/47 (Call 10/15/46)	115	115,979
4.35%, 04/25/44	35	36,576
Provident Financing Trust I
7.41%, 03/15/38	25	28,243
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)[a]	96	90,814
3.94%, 12/07/49 (Call 06/07/49)[a]	25	23,728
4.60%, 05/15/44	100	105,989
5.70%, 12/14/36	51	61,667
Series D
6.63%, 12/01/37	50	66,280
Sompo International Holdings Ltd.
7.00%, 07/15/34	10	12,214
Swiss Re Treasury U.S. Corp.
4.25%, 12/06/42[a]	150	150,603
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (Call 11/15/46)[a]	100	98,880
4.90%, 09/15/44[a]	75	81,394
6.85%, 12/16/39[a]	254	338,264
Transatlantic Holdings Inc.
8.00%, 11/30/39	10	13,192
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	125	120,169
4.30%, 08/25/45 (Call 02/25/45)	25	26,114
4.60%, 08/01/43	25	27,252
5.35%, 11/01/40	2	2,405
6.25%, 06/15/37	54	70,149
6.75%, 06/20/36	125	168,556
Unum Group
5.75%, 08/15/42	25	29,427
Voya Financial Inc.
5.70%, 07/15/43	25	29,040

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
WR Berkley Corp.
4.75%, 08/01/44	$35	$35,853
XLIT Ltd.
5.25%, 12/15/43	10	10,885
5.50%, 03/31/45	70	74,534

		7,120,407
INTERNET — 0.44%
Alibaba Group Holding Ltd.
4.00%, 12/06/37 (Call 06/06/37)	200	191,102
4.20%, 12/06/47 (Call 06/06/47)	200	190,714
Amazon.com Inc.
3.88%, 08/22/37 (Call 02/22/37)[a]	107	106,558
4.05%, 08/22/47 (Call 02/22/47)[a]	312	310,078
4.25%, 08/22/57 (Call 02/22/57)[a]	15	14,996
4.80%, 12/05/34 (Call 06/05/34)	120	132,639
4.95%, 12/05/44 (Call 06/05/44)	35	39,663
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	35	33,669
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	32	28,466
Netflix Inc.
4.88%, 04/15/28[a]	165	162,081

		1,209,966
IRON & STEEL — 0.32%
ArcelorMittal
7.00%, 03/01/41	40	48,612
7.25%, 10/15/39	100	123,776
Cleveland-Cliffs Inc.
6.25%, 10/01/40	25	20,951
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	50	57,421
6.40%, 12/01/37	25	31,887
U.S. Steel Corp.
6.65%, 06/01/37	25	25,303
Vale Overseas Ltd.
6.88%, 11/21/36	150	180,492
8.25%, 01/17/34	25	32,483
Vale SA
5.63%, 09/11/42	335	361,009

		881,934
LEISURE TIME — 0.04%
Harley-Davidson Inc.
4.63%, 07/28/45 (Call 01/28/45)	10	10,275

Security	Principal (000s)	Value
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	$100	$95,572

		105,847
MACHINERY — 0.24%
Caterpillar Inc.
3.80%, 08/15/42	200	198,726
4.30%, 05/15/44 (Call 11/15/43)[g]	15	16,227
4.75%, 05/15/64 (Call 11/15/63)	175	195,013
5.20%, 05/27/41	41	49,024
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	25	27,961
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	154	157,174

		644,125
MANUFACTURING — 1.00%
3M Co.
3.88%, 06/15/44	20	20,005
5.70%, 03/15/37	207	260,137
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	35	40,602
Eaton Corp.
4.00%, 11/02/32	50	49,580
4.15%, 11/02/42	166	163,668
General Electric Co.
4.13%, 10/09/42	355	331,641
4.50%, 03/11/44	159	157,418
5.88%, 01/14/38	250	292,785
6.15%, 08/07/37	15	17,899
6.88%, 01/10/39	185	240,160
Series A
6.75%, 03/15/32	312	387,448
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	3	3,025
Ingersoll-Rand Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	75	75,097
Parker-Hannifin Corp.
4.10%, 03/01/47 (Call 09/01/46)	150	152,142
4.20%, 11/21/34 (Call 05/21/34)	45	46,749
4.45%, 11/21/44 (Call 05/21/44)	100	106,970
Siemens Financieringsmaatschappij NV
4.20%, 03/16/47[a]	250	260,470
4.40%, 05/27/45[a]	100	106,901

		2,712,697

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
MEDIA — 2.70%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	$25	$26,877
4.95%, 10/15/45 (Call 04/15/45)	10	11,118
5.40%, 10/01/43	200	234,090
6.15%, 03/01/37	24	29,921
6.15%, 02/15/41	32	40,371
6.20%, 12/15/34	11	13,629
6.40%, 12/15/35	242	306,077
6.65%, 11/15/37	125	163,730
6.90%, 08/15/39	25	33,655
7.75%, 12/01/45	30	45,752
CBS Corp.
3.70%, 06/01/28 (Call 03/01/28)[a]	25	24,033
4.60%, 01/15/45 (Call 07/15/44)	85	82,645
4.85%, 07/01/42 (Call 01/01/42)	85	84,755
4.90%, 08/15/44 (Call 02/15/44)	35	35,861
7.88%, 07/30/30	35	46,109
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28 (Call 12/15/27)	25	23,971
5.38%, 05/01/47 (Call 11/01/46)	200	197,598
6.38%, 10/23/35 (Call 04/23/35)	150	169,021
6.48%, 10/23/45 (Call 04/23/45)	155	174,294
6.83%, 10/23/55 (Call 04/23/55)	50	58,083
Comcast Corp.
3.20%, 07/15/36 (Call 01/15/36)	125	109,500
3.40%, 07/15/46 (Call 01/15/46)	145	124,149
3.97%, 11/01/47 (Call 05/01/47)	80	74,774
4.00%, 08/15/47 (Call 02/15/47)	50	46,958
4.00%, 11/01/49 (Call 05/01/49)	211	196,226
4.05%, 11/01/52 (Call 05/01/52)	151	140,989
4.20%, 08/15/34 (Call 02/15/34)	215	215,821
4.25%, 01/15/33	159	162,743
4.40%, 08/15/35 (Call 02/15/35)	182	185,069
4.50%, 01/15/43	25	25,388
4.60%, 08/15/45 (Call 02/15/45)	102	105,693
4.65%, 07/15/42	90	93,462
4.75%, 03/01/44	125	132,001
5.65%, 06/15/35	25	29,422
6.40%, 05/15/38	29	36,753
6.45%, 03/15/37	25	31,989

Security	Principal (000s)	Value
6.50%, 11/15/35	$75	$96,397
7.05%, 03/15/33	42	54,717
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)[a]	125	111,971
4.80%, 02/01/35 (Call 08/01/34)[a]	25	24,502
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	229	219,838
4.88%, 04/01/43	100	95,222
4.95%, 05/15/42	115	109,339
5.00%, 09/20/37 (Call 03/20/37)	170	169,685
5.20%, 09/20/47 (Call 03/20/47)	10	9,937
6.35%, 06/01/40	140	157,756
Grupo Televisa SAB
6.13%, 01/31/46 (Call 07/31/45)	250	278,485
6.63%, 01/15/40	25	29,221
Liberty Interactive LLC
8.25%, 02/01/30	40	43,160
McClatchy Co. (The)
6.88%, 03/15/29[g]	25	26,359
NBCUniversal Media LLC
4.45%, 01/15/43	127	128,095
5.95%, 04/01/41	150	182,527
Thomson Reuters Corp.
5.85%, 04/15/40	60	69,356
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	175	154,658
5.50%, 09/01/41 (Call 03/01/41)	140	141,616
5.88%, 11/15/40 (Call 05/15/40)	113	119,987
6.55%, 05/01/37	205	232,339
6.75%, 06/15/39	35	40,199
7.30%, 07/01/38	155	187,274
Time Warner Entertainment Co. LP
8.38%, 07/15/33	53	70,334
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	50	48,907
4.85%, 07/15/45 (Call 01/15/45)	91	91,581
4.90%, 06/15/42	85	85,931
5.35%, 12/15/43	30	32,130
6.10%, 07/15/40	71	82,187
6.25%, 03/29/41	104	123,717
7.63%, 04/15/31	2	2,615
Viacom Inc.
4.38%, 03/15/43	255	229,365
5.25%, 04/01/44 (Call 10/01/43)	50	50,797

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.85%, 09/01/43 (Call 03/01/43)	$35	$38,327
6.88%, 04/30/36	54	64,181
Walt Disney Co. (The)
3.00%, 07/30/46	25	21,264
3.70%, 12/01/42	10	9,708
4.13%, 06/01/44	125	129,597
7.00%, 03/01/32	31	41,611
Series E
4.13%, 12/01/41	25	25,800

		7,343,219
METAL FABRICATE & HARDWARE — 0.01%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	25	24,551

		24,551
MINING — 1.06%
Barrick Gold Corp.
5.25%, 04/01/42	77	85,596
Barrick North America Finance LLC
5.70%, 05/30/41	131	152,619
5.75%, 05/01/43	178	210,969
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	103	120,951
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	30	30,791
5.00%, 09/30/43	100	115,200
Corp. Nacional del Cobre de Chile
4.25%, 07/17/42[a]	200	193,636
5.63%, 10/18/43[f]	200	232,818
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	75	73,125
5.45%, 03/15/43 (Call 09/15/42)	145	139,883
Glencore Finance Canada Ltd.
5.55%, 10/25/42[a]	25	26,726
6.90%, 11/15/37[a]	24	29,170
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)	10	11,190
Kinross Gold Corp.
6.88%, 09/01/41 (Call 03/01/41)	15	17,309
Newcrest Finance Pty Ltd.
5.75%, 11/15/41[a]	35	38,031
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	125	132,210
6.25%, 10/01/39	175	214,102

Security	Principal (000s)	Value
Rio Tinto Alcan Inc.
5.75%, 06/01/35	$75	$90,641
6.13%, 12/15/33	2	2,478
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	50	58,444
7.13%, 07/15/28	62	79,660
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	45	45,929
4.75%, 03/22/42 (Call 09/22/41)	25	27,647
Southern Copper Corp.
5.25%, 11/08/42	250	265,998
5.88%, 04/23/45	125	143,589
7.50%, 07/27/35	100	130,653
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	24,159
5.40%, 02/01/43 (Call 08/01/42)	50	49,397
6.00%, 08/15/40 (Call 02/15/40)	25	26,836
6.13%, 10/01/35	25	27,147
6.25%, 07/15/41 (Call 01/15/41)	81	89,303

		2,886,207
OFFICE & BUSINESS EQUIPMENT — 0.00%
Xerox Corp.
6.75%, 12/15/39	10	10,717

		10,717
OIL & GAS — 5.21%
Anadarko Finance Co.
7.50%, 05/01/31	62	78,166
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	25	23,997
6.20%, 03/15/40	4	4,709
6.45%, 09/15/36	50	59,961
6.60%, 03/15/46 (Call 09/15/45)	255	318,350
Andeavor
4.50%, 04/01/48 (Call 10/01/47)	65	59,890
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	31	28,619
4.75%, 04/15/43 (Call 10/15/42)	234	231,035
5.10%, 09/01/40 (Call 03/01/40)	279	286,968
6.00%, 01/15/37	2	2,267
Apache Finance Canada Corp.
7.75%, 12/15/29	25	31,354
BP Capital Markets PLC
3.72%, 11/28/28 (Call 08/28/28)	12	12,059

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Burlington Resources Finance Co.
7.20%, 08/15/31	$125	$162,079
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	167	174,209
6.25%, 03/15/38	230	277,709
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	75	66,022
5.20%, 09/15/43 (Call 03/15/43)	10	9,635
5.25%, 06/15/37 (Call 12/15/36)	240	240,252
5.40%, 06/15/47 (Call 12/15/46)	55	55,202
6.75%, 11/15/39	26	29,797
CNOOC Finance 2015 Australia Pty Ltd.
4.20%, 05/05/45	200	193,956
Concho Resources Inc.
4.88%, 10/01/47 (Call 04/01/47)	130	134,763
Conoco Funding Co.
7.25%, 10/15/31	50	66,304
ConocoPhillips
5.90%, 10/15/32	225	268,762
6.50%, 02/01/39	162	211,676
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	30	30,283
4.30%, 11/15/44 (Call 05/15/44)	9	9,261
5.95%, 03/15/46 (Call 09/15/45)	50	63,084
ConocoPhillips Holding Co.
6.95%, 04/15/29	159	202,798
Continental Resources Inc./OK
4.90%, 06/01/44 (Call 12/01/43)	75	72,183
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	154	155,129
5.00%, 06/15/45 (Call 12/15/44)	114	119,137
5.60%, 07/15/41 (Call 01/15/41)	146	163,200
7.95%, 04/15/32	7	9,401
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	87	62,966
5.70%, 10/15/39	35	28,701
Ecopetrol SA
5.88%, 05/28/45	425	426,453
7.38%, 09/18/43	50	59,578
Encana Corp.
6.50%, 08/15/34	29	34,580
6.50%, 02/01/38	25	30,139
6.63%, 08/15/37	30	36,599

Security	Principal (000s)	Value
7.38%, 11/01/31	$25	$31,427
8.13%, 09/15/30	100	130,997
Ensco PLC
5.75%, 10/01/44 (Call 04/01/44)	75	51,938
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	60	59,304
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)	145	137,653
4.11%, 03/01/46 (Call 09/01/45)	294	306,507
Gazprom OAO Via Gaz Capital SA
4.95%, 02/06/28[f]	200	204,750
Hess Corp.
5.60%, 02/15/41	105	107,976
5.80%, 04/01/47 (Call 10/01/46)	125	131,946
6.00%, 01/15/40	103	108,978
7.30%, 08/15/31	31	37,701
Husky Energy Inc.
6.80%, 09/15/37	10	12,307
KazMunayGas National Co. JSC
5.75%, 04/30/43[f]	200	206,632
Kerr-McGee Corp.
7.88%, 09/15/31	10	12,975
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	10	10,501
6.60%, 10/01/37	90	108,449
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	185	181,727
6.50%, 03/01/41 (Call 09/01/40)	18	21,873
Motiva Enterprises LLC
6.85%, 01/15/40[a]	25	30,159
Murphy Oil Corp.
5.88%, 12/01/42 (Call 06/01/42)	25	23,528
7.05%, 05/01/29	25	26,829
Nexen Energy ULC
6.40%, 05/15/37	110	136,436
7.50%, 07/30/39	50	70,274
Noble Energy Inc.
4.95%, 08/15/47 (Call 02/15/47)	25	25,793
5.05%, 11/15/44 (Call 05/15/44)	140	145,103
5.25%, 11/15/43 (Call 05/15/43)	150	159,672
6.00%, 03/01/41 (Call 09/01/40)	43	49,576
Noble Holding International Ltd.
5.25%, 03/15/42	50	31,563
6.05%, 03/01/41	25	16,625

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
6.20%, 08/01/40	$26	$17,583
8.70%, 04/01/45 (Call 10/01/44)	25	21,249
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	85	84,249
4.40%, 04/15/46 (Call 10/15/45)	259	269,075
4.63%, 06/15/45 (Call 12/15/44)	30	31,773
Pertamina Persero PT
5.63%, 05/20/43[f]	200	205,994
6.45%, 05/30/44[f]	200	228,256
Petrobras Global Finance BV
5.63%, 05/20/43	237	203,450
6.75%, 01/27/41	200	193,146
6.85%, 12/31/99	200	189,196
6.88%, 01/20/40	50	48,786
7.25%, 03/17/44	130	132,044
Petroleos de Venezuela SA
9.75%, 05/17/35[f,h]	225	61,312
Petroleos del Peru SA
4.75%, 06/19/32[f]	200	196,182
Petroleos Mexicanos
5.50%, 06/27/44	364	326,566
5.63%, 01/23/46	780	699,910
6.38%, 01/23/45	220	214,023
6.50%, 06/02/41	200	198,002
6.63%, 06/15/35	200	207,246
6.63%, 06/15/38	100	101,515
6.75%, 09/21/47	139	141,278
Petronas Capital Ltd.
4.50%, 03/18/45[f]	200	207,456
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	139	145,658
4.88%, 11/15/44 (Call 05/15/44)	90	94,666
Pride International LLC
7.88%, 08/15/40	25	21,787
Rowan Companies Inc.
5.40%, 12/01/42 (Call 06/01/42)	25	18,208
5.85%, 01/15/44 (Call 07/15/43)	25	19,261
Shell International Finance BV
3.75%, 09/12/46	70	66,683
4.00%, 05/10/46	325	321,009
4.13%, 05/11/35	92	94,870
4.38%, 05/11/45	250	262,877
4.55%, 08/12/43	5	5,366

Security	Principal (000s)	Value
5.50%, 03/25/40	$156	$187,983
6.38%, 12/15/38	100	132,188
Sinopec Group Overseas Development 2015 Ltd.
4.10%, 04/28/45[f]	200	191,068
Sinopec Group Overseas Development 2017 Ltd.
4.25%, 04/12/47[f]	300	293,238
Statoil ASA
3.95%, 05/15/43	216	213,864
4.80%, 11/08/43	56	63,011
5.10%, 08/17/40	6	6,937
Suncor Energy Inc.
5.35%, 07/15/33	10	11,286
6.50%, 06/15/38	75	96,746
6.80%, 05/15/38	264	349,948
6.85%, 06/01/39	10	13,439
7.15%, 02/01/32	16	20,347
Transocean Inc.
6.80%, 03/15/38	75	60,479
7.50%, 04/15/31	50	45,299
9.35%, 12/15/41	25	24,980
Valero Energy Corp.
4.90%, 03/15/45	125	132,742
6.63%, 06/15/37	156	194,296
7.50%, 04/15/32	6	7,846

		14,184,805
OIL & GAS SERVICES — 0.35%
Baker Hughes a GE Co. LLC
5.13%, 09/15/40	75	82,719
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
4.08%, 12/15/47 (Call 06/15/47)	141	132,419
Halliburton Co.
4.75%, 08/01/43 (Call 02/01/43)	58	60,287
4.85%, 11/15/35 (Call 05/15/35)	191	204,595
5.00%, 11/15/45 (Call 05/15/45)	225	243,020
6.70%, 09/15/38	53	68,569
7.45%, 09/15/39	2	2,749
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	39	33,879
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	25	18,083
6.50%, 08/01/36	50	38,500

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
6.75%, 09/15/40	$55	$42,271
7.00%, 03/15/38	50	39,477

		966,568
PACKAGING & CONTAINERS — 0.04%
Sealed Air Corp.
6.88%, 07/15/33[a]	50	56,475
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	25	28,397
WestRock MWV LLC
8.20%, 01/15/30	10	13,550

		98,422
PHARMACEUTICALS — 2.66%
AbbVie Inc.
4.30%, 05/14/36 (Call 11/14/35)	145	145,252
4.40%, 11/06/42	95	94,211
4.45%, 05/14/46 (Call 11/14/45)	120	119,731
4.50%, 05/14/35 (Call 11/14/34)	334	343,776
4.70%, 05/14/45 (Call 11/14/44)	170	175,608
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	259	258,324
4.75%, 03/15/45 (Call 09/15/44)	105	104,321
4.85%, 06/15/44 (Call 12/15/43)	181	183,400
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	25	23,353
4.30%, 12/15/47 (Call 06/15/47)	100	93,784
AstraZeneca PLC
4.00%, 09/18/42	30	28,611
4.38%, 11/16/45	73	73,872
6.45%, 09/15/37	450	575,991
Bristol-Myers Squibb Co.
3.25%, 08/01/42	150	134,806
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	100	94,181
4.50%, 11/15/44 (Call 05/15/44)	10	9,581
4.60%, 03/15/43	15	14,716
CVS Health Corp.
4.88%, 07/20/35 (Call 01/20/35)	175	181,328
5.13%, 07/20/45 (Call 01/20/45)	297	310,350
5.30%, 12/05/43 (Call 06/05/43)	37	39,692
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	54	52,129
3.95%, 05/15/47 (Call 11/15/46)	4	4,035

Security	Principal (000s)	Value
Express Scripts Holding Co.
4.80%, 07/15/46 (Call 01/15/46)	$206	$206,313
6.13%, 11/15/41	51	59,249
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	25	25,995
5.38%, 04/15/34	25	29,114
6.38%, 05/15/38	210	278,777
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	31	29,662
3.50%, 01/15/48 (Call 07/15/47)	78	73,506
3.55%, 03/01/36 (Call 09/01/35)	259	254,970
3.63%, 03/03/37 (Call 09/03/36)	62	61,284
3.70%, 03/01/46 (Call 09/01/45)	280	273,759
4.38%, 12/05/33 (Call 06/05/33)	59	64,037
4.50%, 09/01/40	25	27,778
4.50%, 12/05/43 (Call 06/05/43)	45	49,675
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	50	50,725
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	150	143,365
3.70%, 02/10/45 (Call 08/10/44)	195	189,526
4.15%, 05/18/43	115	119,486
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	110	114,100
Mylan NV
5.25%, 06/15/46 (Call 12/15/45)	60	60,598
Novartis Capital Corp.
3.70%, 09/21/42	10	9,656
4.00%, 11/20/45 (Call 05/20/45)	142	144,758
4.40%, 05/06/44	167	180,953
Pfizer Inc.
4.00%, 12/15/36	257	264,633
4.13%, 12/15/46	9	9,267
4.30%, 06/15/43	185	193,858
4.40%, 05/15/44	100	106,633
5.60%, 09/15/40	35	42,420
7.20%, 03/15/39	285	413,786
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	10	9,477
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46[g]	225	166,255

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Wyeth LLC
5.95%, 04/01/37	$227	$288,708
6.50%, 02/01/34	40	52,020
Zoetis Inc.
3.95%, 09/12/47 (Call 03/12/47)	110	104,306
4.70%, 02/01/43 (Call 08/01/42)	83	88,057

		7,247,758
PIPELINES — 1.97%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%, 12/01/47 (Call 06/01/47)	100	97,542
APT Pipelines Ltd.
5.00%, 03/23/35 (Call 12/23/34)[a]	10	10,411
Buckeye Partners LP
5.85%, 11/15/43 (Call 05/15/43)	50	52,666
Colonial Pipeline Co.
7.63%, 04/15/32[a]	25	34,857
Columbia Pipeline Group Inc.
5.80%, 06/01/45 (Call 12/01/44)	25	29,001
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	50	51,549
6.45%, 11/03/36[a]	25	27,513
6.75%, 09/15/37[a]	50	55,970
8.13%, 08/16/30	25	30,522
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)	25	23,748
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	21	22,263
7.38%, 10/15/45 (Call 04/15/45)	25	32,733
Enbridge Inc.
5.50%, 12/01/46 (Call 05/29/46)	14	15,778
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	50	47,884
5.15%, 03/15/45 (Call 09/15/44)	15	14,090
5.30%, 04/15/47 (Call 10/15/46)	50	48,426
5.95%, 10/01/43 (Call 04/01/43)	50	52,129
6.13%, 12/15/45 (Call 06/15/45)	365	389,112
6.50%, 02/01/42 (Call 08/01/41)	109	120,349
6.63%, 10/15/36	10	11,224
EnLink Midstream Partners LP
5.60%, 04/01/44 (Call 10/01/43)	15	15,092
Enterprise Products Operating LLC
4.45%, 02/15/43 (Call 08/15/42)	44	43,549

Security	Principal (000s)	Value
4.85%, 08/15/42 (Call 02/15/42)	$258	$269,187
4.85%, 03/15/44 (Call 09/15/43)	69	72,207
4.90%, 05/15/46 (Call 11/15/45)	15	15,837
4.95%, 10/15/54 (Call 04/15/54)	30	31,198
5.10%, 02/15/45 (Call 08/15/44)	214	231,614
5.95%, 02/01/41	2	2,357
6.13%, 10/15/39	50	60,311
7.55%, 04/15/38	10	13,428
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	50	47,052
5.00%, 08/15/42 (Call 02/15/42)	20	19,561
5.00%, 03/01/43 (Call 09/01/42)	45	44,016
5.50%, 03/01/44 (Call 09/01/43)	150	154,824
5.80%, 03/15/35	10	10,885
6.38%, 03/01/41	50	56,853
6.95%, 01/15/38	51	62,082
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	90	88,557
5.20%, 03/01/48 (Call 09/01/47)	50	50,260
5.30%, 12/01/34 (Call 06/01/34)	75	76,946
5.55%, 06/01/45 (Call 12/01/44)	275	288,802
7.75%, 01/15/32	121	154,067
7.80%, 08/01/31	25	31,517
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)	40	38,518
5.15%, 10/15/43 (Call 04/15/43)	15	16,372
MPLX LP
5.20%, 03/01/47 (Call 09/01/46)	25	26,014
NGPL PipeCo LLC
7.77%, 12/15/37[a]	50	61,484
ONEOK Inc.
6.00%, 06/15/35	10	11,179
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	125	144,225
6.20%, 09/15/43 (Call 03/15/43)	25	29,384
6.85%, 10/15/37	35	43,010
Phillips 66 Partners LP
3.75%, 03/01/28 (Call 12/01/27)	35	33,928
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	45	40,849
4.90%, 02/15/45 (Call 08/15/44)	135	126,530
5.15%, 06/01/42 (Call 12/01/41)	10	9,589
6.65%, 01/15/37	10	11,418

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Rockies Express Pipeline LLC
6.88%, 04/15/40[a]	$50	$58,647
7.50%, 07/15/38[a]	25	30,468
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	18	17,655
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	25	24,467
5.95%, 09/25/43 (Call 03/25/43)	10	11,727
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	65	63,015
5.35%, 05/15/45 (Call 11/15/44)	9	8,694
5.40%, 10/01/47 (Call 04/01/47)	14	13,708
6.10%, 02/15/42	10	10,631
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	25	29,805
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)[a]	25	23,655
7.00%, 07/15/32	125	155,827
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	167	177,058
5.60%, 03/31/34	50	57,412
6.10%, 06/01/40	28	34,861
6.20%, 10/15/37	12	14,949
7.25%, 08/15/38	250	342,417
7.63%, 01/15/39	44	62,521
Western Gas Partners LP
5.45%, 04/01/44 (Call 10/01/43)	25	25,578
Williams Companies Inc. (The)
5.75%, 06/24/44 (Call 12/24/43)	50	53,184
7.50%, 01/15/31	50	60,516
8.75%, 03/15/32	51	67,198
Williams Partners LP
4.90%, 01/15/45 (Call 07/15/44)	25	25,150
5.10%, 09/15/45 (Call 03/15/45)	170	175,763
5.40%, 03/04/44 (Call 09/04/43)	10	10,682
6.30%, 04/15/40	184	217,552

		5,373,609
PRIVATE EQUITY — 0.00%
KKR Group Finance Co. III LLC
5.13%, 06/01/44 (Call 12/01/43)[a]	10	10,491

		10,491

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.44%
AvalonBay Communities Inc.
4.15%, 07/01/47 (Call 01/01/47)	$10	$9,918
Crown Castle International Corp.
4.75%, 05/15/47 (Call 11/15/46)	125	125,405
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	44	45,873
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	75	77,459
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	10	12,713
Iron Mountain Inc.
5.25%, 03/15/28 (Call 12/27/22)[a]	75	71,464
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	25	24,821
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	50	47,216
Realty Income Corp.
4.65%, 03/15/47 (Call 09/15/46)	215	224,163
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)	170	169,454
4.25%, 11/30/46 (Call 05/30/46)	25	24,935
4.75%, 03/15/42 (Call 09/15/41)	20	21,322
6.75%, 02/01/40 (Call 11/01/39)	25	33,292
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	25	24,254
Welltower Inc.
6.50%, 03/15/41 (Call 09/15/40)	60	75,521
Weyerhaeuser Co.
7.38%, 03/15/32	155	203,823

		1,191,633
RETAIL — 1.51%
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	175	152,570
5.17%, 08/01/44 (Call 02/01/44)	25	21,059
Home Depot Inc. (The)
3.50%, 09/15/56 (Call 03/15/56)	235	207,773
3.90%, 06/15/47 (Call 12/15/46)	27	26,591
4.20%, 04/01/43 (Call 10/01/42)	5	5,152
4.25%, 04/01/46 (Call 10/01/45)	105	108,628
4.40%, 03/15/45 (Call 09/15/44)	276	291,823
4.88%, 02/15/44 (Call 08/15/43)	19	21,383
5.88%, 12/16/36	227	289,677
5.95%, 04/01/41 (Call 10/01/40)	67	85,785

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
JC Penney Corp. Inc.
6.38%, 10/15/36	$10	$6,758
7.40%, 04/01/37	25	17,995
7.63%, 03/01/97	25	17,136
Kohl’s Corp.
5.55%, 07/17/45 (Call 01/17/45)	10	9,817
L Brands Inc.
6.75%, 07/01/36	50	49,250
6.88%, 11/01/35	100	99,503
6.95%, 03/01/33	25	24,420
7.60%, 07/15/37	25	25,368
Lowe’s Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	156	144,344
4.05%, 05/03/47 (Call 11/03/46)	165	161,654
4.25%, 09/15/44 (Call 03/15/44)	25	25,250
4.38%, 09/15/45 (Call 03/15/45)	92	94,800
4.65%, 04/15/42 (Call 10/15/41)	52	55,858
Macy’s Retail Holdings Inc.
4.50%, 12/15/34 (Call 06/15/34)	130	113,409
6.90%, 04/01/29	50	52,924
McDonald’s Corp.
3.63%, 05/01/43	35	31,724
3.70%, 02/15/42	25	22,983
4.45%, 03/01/47 (Call 09/01/46)	125	128,029
4.60%, 05/26/45 (Call 11/26/44)	10	10,450
4.70%, 12/09/35 (Call 06/09/35)	18	19,263
4.88%, 12/09/45 (Call 06/09/45)	106	115,344
6.30%, 10/15/37	70	89,221
6.30%, 03/01/38	128	163,689
New Albertson’s Inc.
7.45%, 08/01/29	55	45,993
8.00%, 05/01/31	25	21,398
8.70%, 05/01/30	25	22,645
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	27	26,060
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	25	23,857
Starbucks Corp.
3.75%, 12/01/47 (Call 06/01/47)	100	94,776
4.30%, 06/15/45 (Call 12/15/44)	10	10,395
Target Corp.
3.63%, 04/15/46	200	182,818
3.90%, 11/15/47 (Call 05/15/47)	86	82,285
4.00%, 07/01/42	220	215,789

Security	Principal (000s)	Value
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	$10	$9,875
4.65%, 06/01/46 (Call 12/01/45)	75	73,118
4.80%, 11/18/44 (Call 05/18/44)	155	154,599
Walmart Inc.
3.63%, 12/15/47 (Call 06/15/47)	69	66,991
4.00%, 04/11/43 (Call 10/11/42)	58	59,754
4.30%, 04/22/44 (Call 10/22/43)	79	84,987
5.25%, 09/01/35	160	192,125
5.63%, 04/15/41	5	6,408
Yum! Brands Inc.
6.88%, 11/15/37	50	53,551

		4,117,054
SEMICONDUCTORS — 0.36%
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)	15	15,638
5.10%, 10/01/35 (Call 04/01/35)	20	23,086
5.85%, 06/15/41	10	12,535
Intel Corp.
3.73%, 12/08/47 (Call 06/08/47)[a]	385	369,219
4.00%, 12/15/32	74	77,209
4.10%, 05/19/46 (Call 11/19/45)	41	41,875
4.10%, 05/11/47 (Call 11/11/46)	55	56,190
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	22	20,476
4.65%, 05/20/35 (Call 11/20/34)	130	131,598
4.80%, 05/20/45 (Call 11/20/44)	225	225,706

		973,532
SOFTWARE — 1.51%
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	99	97,485
Microsoft Corp.
3.45%, 08/08/36 (Call 02/08/36)	40	38,798
3.50%, 02/12/35 (Call 08/12/34)	195	191,252
3.50%, 11/15/42	125	119,010
3.70%, 08/08/46 (Call 02/08/46)	195	189,653
3.75%, 02/12/45 (Call 08/12/44)	105	103,185
3.95%, 08/08/56 (Call 02/08/56)	244	243,427
4.00%, 02/12/55 (Call 08/12/54)	310	309,895
4.10%, 02/06/37 (Call 08/06/36)	203	213,463
4.20%, 11/03/35 (Call 05/03/35)	30	31,978
4.45%, 11/03/45 (Call 05/03/45)	135	148,072

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.50%, 10/01/40	$5	$5,491
4.50%, 02/06/57 (Call 08/06/56)	325	355,771
4.75%, 11/03/55 (Call 05/03/55)	115	131,042
5.20%, 06/01/39	30	35,749
5.30%, 02/08/41	82	99,559
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	325	346,723
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)	120	115,012
3.80%, 11/15/37 (Call 05/15/37)	98	96,824
3.85%, 07/15/36 (Call 01/15/36)	55	54,933
3.90%, 05/15/35 (Call 11/15/34)	106	106,484
4.00%, 07/15/46 (Call 01/15/46)	300	295,884
4.00%, 11/15/47 (Call 05/15/47)	75	74,205
4.13%, 05/15/45 (Call 11/15/44)	143	144,008
4.30%, 07/08/34 (Call 01/08/34)	135	142,231
4.38%, 05/15/55 (Call 11/15/54)	50	51,945
4.50%, 07/08/44 (Call 01/08/44)	141	150,251
5.38%, 07/15/40	109	131,728
6.13%, 07/08/39	9	11,771
6.50%, 04/15/38	60	81,260

		4,117,089
TELECOMMUNICATIONS — 4.29%
America Movil SAB de CV
6.13%, 11/15/37	25	29,876
6.13%, 03/30/40	250	301,185
6.38%, 03/01/35	40	48,439
AT&T Inc.
4.30%, 02/15/30 (Call 11/15/29)[a]	110	107,287
4.30%, 12/15/42 (Call 06/15/42)	225	204,905
4.35%, 06/15/45 (Call 12/15/44)	250	224,063
4.50%, 05/15/35 (Call 11/15/34)	210	202,766
4.50%, 03/09/48 (Call 09/09/47)	775	706,064
4.55%, 03/09/49 (Call 09/09/48)	167	152,663
4.75%, 05/15/46 (Call 11/15/45)	250	236,182
4.80%, 06/15/44 (Call 12/15/43)	300	287,055
4.90%, 08/14/37 (Call 02/14/37)	125	125,266
5.15%, 03/15/42	275	277,909
5.15%, 11/15/46 (Call 05/15/46)[a]	75	75,028
5.25%, 03/01/37 (Call 09/01/36)	450	466,249
5.30%, 08/14/58 (Call 02/14/58)	25	24,955
5.35%, 09/01/40	135	139,088
5.45%, 03/01/47 (Call 09/01/46)	50	52,113

Security	Principal (000s)	Value
5.65%, 02/15/47 (Call 08/15/46)	$95	$101,356
5.70%, 03/01/57 (Call 09/01/56)[g]	125	133,358
6.00%, 08/15/40 (Call 05/15/40)	200	222,034
6.38%, 03/01/41	125	145,858
British Telecommunications PLC
9.13%, 12/15/30	176	255,383
CenturyLink Inc.
7.60%, 09/15/39	50	43,664
7.65%, 03/15/42	50	43,719
Cisco Systems Inc.
5.50%, 01/15/40	105	130,834
5.90%, 02/15/39	275	357,467
Deutsche Telekom International Finance BV
4.88%, 03/06/42[a]	150	161,007
8.75%, 06/15/30	264	377,354
Embarq Corp.
8.00%, 06/01/36	152	143,734
Frontier Communications Corp.
9.00%, 08/15/31	75	49,113
Juniper Networks Inc.
5.95%, 03/15/41	25	25,985
Koninklijke KPN NV
8.38%, 10/01/30	25	33,204
Motorola Solutions Inc.
5.50%, 09/01/44	10	9,950
Nokia OYJ
6.63%, 05/15/39	25	27,283
Orange SA
5.38%, 01/13/42	38	43,896
5.50%, 02/06/44 (Call 08/06/43)[g]	59	68,688
9.00%, 03/01/31	235	345,699
Qwest Capital Funding Inc.
7.75%, 02/15/31	25	23,035
Qwest Corp.
6.88%, 09/15/33 (Call 04/02/18)	114	109,243
Rogers Communications Inc.
4.50%, 03/15/43 (Call 09/15/42)	25	25,350
5.00%, 03/15/44 (Call 09/15/43)	148	162,078
SES Global Americas Holdings GP
5.30%, 03/25/44[a]	24	20,737
Sprint Capital Corp.
6.88%, 11/15/28	250	240,147
8.75%, 03/15/32	125	136,175

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Telecom Italia Capital SA
6.00%, 09/30/34	$50	$52,616
6.38%, 11/15/33	100	109,079
7.20%, 07/18/36	65	76,282
7.72%, 06/04/38	73	89,429
Telefonica Emisiones SAU
4.90%, 03/06/48	150	150,018
7.05%, 06/20/36	180	229,102
Telefonica Europe BV
8.25%, 09/15/30	112	153,076
U.S. Cellular Corp.
6.70%, 12/15/33	50	52,617
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	230	200,197
4.13%, 08/15/46	125	111,619
4.27%, 01/15/36	10	9,595
4.40%, 11/01/34 (Call 05/01/34)	375	367,815
4.50%, 08/10/33	12	12,065
4.52%, 09/15/48	500	472,520
4.67%, 03/15/55	457	426,907
4.75%, 11/01/41	37	36,945
4.81%, 03/15/39	272	273,896
4.86%, 08/21/46	325	323,706
5.01%, 04/15/49	319	323,533
5.01%, 08/21/54	445	438,187
5.25%, 03/16/37	35	37,234
5.50%, 03/16/47	105	114,900
6.55%, 09/15/43	182	227,895
Vodafone Group PLC
4.38%, 02/19/43	52	49,848
6.15%, 02/27/37	91	109,000
6.25%, 11/30/32	33	38,780
7.88%, 02/15/30	70	91,855

		11,676,160
TOYS, GAMES & HOBBIES — 0.02%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	25	24,669
6.35%, 03/15/40	10	11,555
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	26	23,368

		59,592

Security	Principal (000s)	Value
TRANSPORTATION — 1.57%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)	$30	$29,381
4.13%, 06/15/47 (Call 12/15/46)	35	35,452
4.15%, 04/01/45 (Call 10/01/44)	55	55,685
4.38%, 09/01/42 (Call 03/01/42)	10	10,473
4.45%, 03/15/43 (Call 09/15/42)	14	14,813
4.55%, 09/01/44 (Call 03/01/44)	230	245,826
4.90%, 04/01/44 (Call 10/01/43)	104	117,017
5.15%, 09/01/43 (Call 03/01/43)	125	144,059
5.75%, 05/01/40 (Call 11/01/39)	255	312,696
6.15%, 05/01/37	25	31,753
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	25	22,333
6.20%, 06/01/36	35	45,128
6.38%, 11/15/37	21	28,028
Canadian Pacific Railway Co.
4.80%, 08/01/45 (Call 02/01/45)	25	27,847
5.95%, 05/15/37	26	32,348
6.13%, 09/15/15 (Call 03/15/15)	103	126,382
CSX Corp.
3.80%, 11/01/46 (Call 05/01/46)	213	194,569
3.95%, 05/01/50 (Call 11/01/49)	200	183,464
4.10%, 03/15/44 (Call 09/15/43)	38	36,462
4.25%, 11/01/66 (Call 05/01/66)	25	22,818
4.50%, 08/01/54 (Call 02/01/54)	25	24,491
6.00%, 10/01/36	26	31,650
6.15%, 05/01/37	15	18,554
6.22%, 04/30/40	30	37,488
FedEx Corp.
3.90%, 02/01/35	165	158,997
4.10%, 02/01/45	45	42,797
4.40%, 01/15/47 (Call 07/15/46)	97	96,203
4.55%, 04/01/46 (Call 10/01/45)	50	50,868
4.75%, 11/15/45 (Call 05/15/45)	183	190,878
4.90%, 01/15/34	25	26,863
5.10%, 01/15/44	133	145,604
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)	50	49,219
4.95%, 08/15/45 (Call 02/15/45)	10	10,737
Lima Metro Line 2 Finance Ltd.
5.88%, 07/05/34[f]	200	210,838

52	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Norfolk Southern Corp.
3.94%, 11/01/47 (Call 05/01/47)[a]	$99	$95,625
4.05%, 08/15/52 (Call 02/15/52)[a]	86	82,160
4.45%, 06/15/45 (Call 12/15/44)	95	98,455
4.65%, 01/15/46 (Call 07/15/45)	75	80,086
4.84%, 10/01/41	25	27,404
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	85	80,676
3.80%, 10/01/51 (Call 04/01/51)	29	27,758
4.00%, 04/15/47 (Call 10/15/46)	200	201,172
4.05%, 11/15/45 (Call 05/15/45)	10	10,118
4.05%, 03/01/46 (Call 09/01/45)	10	10,192
4.10%, 09/15/67 (Call 03/15/67)	100	96,593
4.38%, 11/15/65 (Call 05/15/65)	75	76,295
4.75%, 09/15/41 (Call 03/15/41)	10	11,066
4.82%, 02/01/44 (Call 08/01/43)	50	56,079
6.63%, 02/01/29	25	31,348
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	125	112,224
3.63%, 10/01/42	50	47,423
3.75%, 11/15/47 (Call 05/15/47)	92	87,971
6.20%, 01/15/38	160	208,184
XPO CNW Inc.
6.70%, 05/01/34	25	26,061

		4,278,611
TRUCKING & LEASING — 0.06%
GATX Corp.
3.50%, 03/15/28 (Call 12/15/27)	100	94,788
5.20%, 03/15/44 (Call 09/15/43)	55	59,967

		154,755
WATER — 0.02%
American Water Capital Corp.
4.30%, 12/01/42 (Call 06/01/42)	25	26,050
4.30%, 09/01/45 (Call 03/01/45)	10	10,496
6.59%, 10/15/37	15	20,097

		56,643

TOTAL CORPORATE BONDS & NOTES
(Cost: $143,657,365)		140,971,815

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[i] — 8.26%

ARGENTINA — 0.61%
Argentine Republic Government International Bond
2.50%, 12/31/38[e]	$515	$342,851
7.13%, 07/06/36	200	194,790
7.13%, 06/28/49[f]	140	129,738
7.63%, 04/22/46	150	149,260
8.28%, 12/31/33	764	833,124

		1,649,763
BAHRAIN — 0.13%
Bahrain Government International Bond
6.00%, 09/19/44[f]	200	166,168
7.00%, 10/12/28[f]	200	197,860

		364,028
BRAZIL — 0.59%
Brazilian Government International Bond
4.63%, 01/13/28 (Call 10/13/27)	550	541,535
5.00%, 01/27/45	500	448,685
5.63%, 01/07/41	250	242,363
5.63%, 02/21/47	200	193,430
7.13%, 01/20/37	100	117,056
8.25%, 01/20/34	50	63,532

		1,606,601
CANADA — 0.13%
Province of Quebec Canada
7.50%, 09/15/29	250	342,898

		342,898
CHILE — 0.12%
Chile Government International Bond
3.63%, 10/30/42	150	140,813
3.86%, 06/21/47	200	190,112

		330,925
COLOMBIA — 0.29%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)	200	199,178
5.63%, 02/26/44 (Call 08/26/43)	200	216,334
6.13%, 01/18/41	100	114,132
7.38%, 09/18/37	200	255,442

		785,086

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
COSTA RICA — 0.08%
Costa Rica Government International Bond
7.00%, 04/04/44[f]	$200	$208,076

		208,076
DOMINICAN REPUBLIC — 0.08%
Dominican Republic International Bond
6.85%, 01/27/45[f]	100	108,562
7.45%, 04/30/44[f]	100	114,730

		223,292
EGYPT — 0.16%
Egypt Government International Bond
8.50%, 01/31/47[f]	400	448,000

		448,000
EL SALVADOR — 0.08%
El Salvador Government International Bond
7.65%, 06/15/35[f]	150	158,806
8.25%, 04/10/32[f]	60	67,706

		226,512
HUNGARY — 0.08%
Hungary Government International Bond
7.63%, 03/29/41	150	217,655

		217,655
INDONESIA — 0.70%
Indonesia Government International Bond
4.35%, 01/11/48	200	190,016
4.63%, 04/15/43[f]	200	196,902
5.13%, 01/15/45[f]	200	207,008
5.25%, 01/17/42[f]	200	210,324
5.25%, 01/08/47[f]	200	212,148
5.95%, 01/08/46[f]	200	232,576
6.63%, 02/17/37[f]	100	121,100
6.75%, 01/15/44[f]	200	253,008
7.75%, 01/17/38[f]	100	135,434
8.50%, 10/12/35[f]	100	142,261

		1,900,777

Security	Principal (000s)	Value
ISRAEL — 0.08%
Israel Government International Bond
4.50%, 01/30/43	$200	$205,186

		205,186
ITALY — 0.03%
Republic of Italy Government International Bond
5.38%, 06/15/33	74	84,550

		84,550
IVORY COAST — 0.11%
Ivory Coast Government International Bond
5.75%, 12/31/32 (Call 06/30/18)[e,f]	95	91,560
6.38%, 03/03/28[f]	200	203,116

		294,676
JAMAICA — 0.17%
Jamaica Government International Bond
6.75%, 04/28/28	200	224,102
7.88%, 07/28/45	200	243,064

		467,166
KAZAKHSTAN — 0.08%
Kazakhstan Government International Bond
4.88%, 10/14/44[f]	200	204,008

		204,008
LEBANON — 0.19%
Lebanon Government International Bond
6.65%, 02/26/30[f]	200	180,172
6.85%, 05/25/29	300	276,939
7.25%, 03/23/37[f]	50	45,831

		502,942
MEXICO — 0.72%
Mexico Government International Bond
4.35%, 01/15/47	200	181,752
4.60%, 01/23/46	200	187,246
4.60%, 02/10/48	300	281,685
4.75%, 03/08/44	358	344,260
5.55%, 01/21/45	250	268,397
5.75%, 10/12/99	200	201,900

54	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
6.05%, 01/11/40	$100	$112,509
6.75%, 09/27/34	100	123,931
7.50%, 04/08/33	100	131,989
8.30%, 08/15/31	75	113,307

		1,946,976
NIGERIA — 0.08%
Nigeria Government International Bond
7.88%, 02/16/32[f]	200	215,868

		215,868
OMAN — 0.07%
Oman Government International Bond
6.50%, 03/08/47[f]	200	196,512

		196,512
PANAMA — 0.27%
Panama Government International Bond
3.88%, 03/17/28 (Call 12/17/27)	400	403,820
6.70%, 01/26/36	155	197,310
9.38%, 04/01/29	100	146,375

		747,505
PERU — 0.20%
Peruvian Government International Bond
5.63%, 11/18/50	200	239,818
6.55%, 03/14/37	100	129,086
8.75%, 11/21/33	107	161,604

		530,508
PHILIPPINES — 0.49%
Philippine Government International Bond
3.70%, 02/02/42	400	376,064
3.95%, 01/20/40	500	489,270
6.38%, 01/15/32	165	204,257
6.38%, 10/23/34	100	126,768
7.75%, 01/14/31	100	135,682

		1,332,041
QATAR — 0.20%
Qatar Government International Bond
4.63%, 06/02/46[f]	200	198,110
6.40%, 01/20/40[a]	100	121,359
9.75%, 06/15/30[a]	150	225,165

		544,634

Security	Principal (000s)	Value
ROMANIA — 0.04%
Romanian Government International Bond
6.13%, 01/22/44[f]	$100	$120,955

		120,955
RUSSIA — 0.63%
Russian Foreign Bond-Eurobond
5.25%, 06/23/47[f]	400	417,012
5.63%, 04/04/42[f]	200	221,162
5.88%, 09/16/43[f]	200	228,952
7.50%, 03/31/30[e,f]	309	351,561
12.75%, 06/24/28[f]	300	509,064

		1,727,751
SAUDI ARABIA — 0.39%
Saudi Government International Bond
3.63%, 03/04/28[f]	200	190,742
4.50%, 10/26/46[f]	400	379,536
4.63%, 10/04/47[f]	500	482,645

		1,052,923
SENEGAL — 0.07%
Senegal Government International Bond
6.25%, 05/23/33[f]	200	198,648

		198,648
SOUTH AFRICA — 0.17%
Republic of South Africa Government International Bond
5.00%, 10/12/46	400	366,248
6.25%, 03/08/41	100	108,047

		474,295
SUPRANATIONAL — 0.19%
Asian Development Bank
5.82%, 06/16/28	26	31,383
European Investment Bank
4.88%, 02/15/36	100	123,201
Inter-American Development Bank
3.20%, 08/07/42	100	97,000
3.88%, 10/28/41	30	32,530
4.38%, 01/24/44	175	204,169
International Bank for Reconstruction & Development
4.75%, 02/15/35	25	30,452

		518,735

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
TURKEY — 0.61%
Turkey Government International Bond
4.88%, 04/16/43	$400	$328,664
5.75%, 05/11/47	200	181,424
6.00%, 01/14/41	300	286,194
6.63%, 02/17/45	200	203,084
6.75%, 05/30/40	100	104,277
6.88%, 03/17/36	235	248,522
7.25%, 03/05/38	125	137,790
8.00%, 02/14/34	150	175,894

		1,665,849
UKRAINE — 0.07%
Ukraine Government International Bond
7.38%, 09/25/32[f]	200	194,422

		194,422
UNITED ARAB EMIRATES — 0.07%
Abu Dhabi Government International Bond
4.13%, 10/11/47[f]	200	189,874

		189,874
URUGUAY — 0.22%
Uruguay Government International Bond
4.13%, 11/20/45	100	94,603
5.10%, 06/18/50	150	156,406
7.63%, 03/21/36	210	289,794
7.88%, 01/15/33	50	69,227

		610,030
VENEZUELA — 0.06%
Venezuela Government International Bond
7.00%, 03/31/38[f,h]	125	33,438
9.25%, 05/07/28[f,h]	100	26,750
9.38%, 01/13/34[h]	100	28,625
11.95%, 08/05/31[f,h]	250	72,187

		161,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $23,143,544)		22,490,667

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 3.37%

ARIZONA — 0.02%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	$50	$57,132

		57,132
CALIFORNIA — 1.32%
Bay Area Toll Authority RB BAB
Series F-2
6.26%, 04/01/49	100	138,523
Series S-3
6.91%, 10/01/50	250	367,145
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	100	142,049
East Bay Municipal Utility District Water System Revenue RB BAB
Series B
5.87%, 06/01/40	50	62,302
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	50	72,728
Los Angeles County Metropolitan Transportation Authority RB BAB
Series A
5.74%, 06/01/39	60	72,194
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	50	73,318
Los Angeles Department of Water & Power System Revenue RB BAB
Series A
6.17%, 07/01/40 (Call 07/01/20)	500	537,280
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	150	183,703
San Diego County Water Authority Financing Corp. RB BAB
Series B
6.14%, 05/01/49	50	67,038

56	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	$100	$118,558
State of California GO BAB
7.30%, 10/01/39	300	432,237
7.50%, 04/01/34	120	171,516
7.55%, 04/01/39	200	301,246
7.60%, 11/01/40	155	238,655
7.63%, 03/01/40	150	226,138
7.95%, 03/01/36 (Call 03/01/20)	100	110,256
University of California RB
Series AD
4.86%, 05/15/12	100	103,713
Series AQ
4.77%, 05/15/15	100	101,262
University of California RB BAB
5.77%, 05/15/43	50	62,703

		3,582,564
COLORADO — 0.01%
Regional Transportation District RB BAB
Series B
5.84%, 11/01/50	20	25,561

		25,561
GEORGIA — 0.05%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A
6.64%, 04/01/57	55	67,250
Project M, Series 2010-A
6.66%, 04/01/57	50	60,680

		127,930
ILLINOIS — 0.24%
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	55	68,204
State of Illinois GO
5.10%, 06/01/33	500	471,175
State of Illinois GO BAB
Series 5
7.35%, 07/01/35	100	109,563

		648,942

Security	Principal (000s)	Value
MARYLAND — 0.02%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	$50	$62,907

		62,907
MASSACHUSETTS — 0.12%
Commonwealth of Massachusetts GOL BAB
Series E
5.46%, 12/01/39	200	242,104
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB
Series A
5.73%, 06/01/40	25	31,093
Massachusetts School Building Authority RB BAB
Series B
5.72%, 08/15/39	50	60,699

		333,896
NEW JERSEY — 0.31%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	100	123,202
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	100	141,901
Series F
7.41%, 01/01/40	150	219,786
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28	250	279,930
6.10%, 12/15/28 (Call 12/15/20)	75	77,986

		842,805
NEW YORK — 0.70%
City of New York NY GO BAB
Series C-1
5.52%, 10/01/37	100	120,678
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	100	148,486

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Series E
6.81%, 11/15/40	$150	$205,108
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	60,446
5.57%, 11/01/38	150	181,513
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	250	321,877
6.01%, 06/15/42	100	132,855
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	100	119,145
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	55	64,574
Port Authority of New York & New Jersey RB
4.93%, 10/01/51 (GOI)	150	173,181
6.04%, 12/01/29	40	48,926
Series 174
4.46%, 10/01/62	150	161,267
Series 181
4.96%, 08/01/46	50	57,641
Series 192
4.81%, 10/15/65	100	112,988

		1,908,685
OHIO — 0.17%
American Municipal Power Inc. RB BAB
Series B
7.83%, 02/15/41	125	187,576
Series E
6.27%, 02/15/50	50	63,462
Ohio State University (The) RB
Series A
4.80%, 12/31/99	75	79,402
Ohio State University (The) RB BAB
Series C
4.91%, 06/01/40	100	114,908

Security	Principal (000s)	Value
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
Series B-2
4.88%, 12/01/34	$25	$27,466

		472,814
OREGON — 0.10%
Oregon School Boards Association GOL
Series B
5.55%, 06/30/28 (NPFGC)	100	113,060
State of Oregon Department of Transportation RB BAB
Series 2010-A
5.83%, 11/15/34	50	61,412
State of Oregon GO
5.89%, 06/01/27	75	87,913

		262,385
TENNESSEE — 0.02%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB
6.73%, 07/01/43	40	53,883

		53,883
TEXAS — 0.26%
City of Houston TX GOL
Series A
6.29%, 03/01/32	50	57,456
City of San Antonio TX Electric & Gas Systems Revenue RB
5.72%, 02/01/41	25	31,173
5.81%, 02/01/41	50	61,592
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	50	64,908
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	30	36,286
Dallas Independent School District GO BAB
Series C
6.45%, 02/15/35 (Call 02/15/21) (PSF)	40	44,099

58	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Principal (000s)	Value
North Texas Tollway Authority RB BAB
Series B
6.72%, 01/01/49	$50	$71,588
State of Texas GO BAB
5.52%, 04/01/39	200	252,516
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.18%, 04/01/30	75	86,498

		706,116
WASHINGTON — 0.02%
State of Washington GO BAB
Series F
5.14%, 08/01/40	50	59,481

		59,481
WISCONSIN — 0.01%
State of Wisconsin RB
Series C
3.15%, 05/01/27	25	24,362

		24,362

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $9,149,567)		9,169,463

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 34.90%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.38%
Federal Home Loan Banks
5.50%, 07/15/36	150	196,125
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	1,075	1,443,918
6.75%, 03/15/31	200	273,966
Federal National Mortgage Association
6.25%, 05/15/29	250	321,010
Tennessee Valley Authority
3.50%, 12/15/42	50	50,778
5.25%, 09/15/39	65	83,419
5.38%, 04/01/56	500	658,645
7.13%, 05/01/30	525	726,091

		3,753,952

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 33.52%
U.S. Treasury Note/Bond
2.25%, 08/15/46	$850	$708,975
2.50%, 02/15/45	1,475	1,306,334
2.50%, 02/15/46	3,175	2,801,466
2.50%, 05/15/46	1,300	1,146,054
2.75%, 11/15/42	474	444,751
2.75%, 08/15/47	1,600	1,482,388
2.75%, 11/15/47	3,100	2,872,391
2.88%, 05/15/43	3,000	2,875,100
2.88%, 08/15/45	3,375	3,217,830
2.88%, 11/15/46	4,500	4,281,046
3.00%, 05/15/42	1,100	1,082,271
3.00%, 11/15/44	15,575	15,229,245
3.00%, 05/15/45	1,375	1,343,648
3.00%, 11/15/45	3,625	3,539,560
3.00%, 02/15/47	1,375	1,340,917
3.00%, 05/15/47	2,300	2,241,867
3.00%, 02/15/48	650	633,902
3.13%, 11/15/41	2,900	2,916,202
3.13%, 08/15/44	2,050	2,051,430
3.38%, 05/15/44	1,450	1,516,274
3.50%, 02/15/39	140	149,978
3.63%, 08/15/43	2,950	3,214,515
3.63%, 02/15/44	350	381,532
3.75%, 08/15/41	74	82,205
3.75%, 11/15/43	2,000	2,223,617
3.88%, 08/15/40	1,000	1,130,359
4.25%, 05/15/39	4,600	5,464,910
4.25%, 11/15/40	2,550	3,039,642
4.38%, 02/15/38	950	1,143,241
4.38%, 11/15/39	3,180	3,845,408
4.38%, 05/15/40	1,095	1,326,113
4.38%, 05/15/41	2,680	3,255,190
4.50%, 08/15/39	1,700	2,088,114
4.75%, 02/15/41	2,450	3,124,475
5.25%, 02/15/29	600	732,282
5.38%, 02/15/31	1,250	1,580,869
6.13%, 08/15/29	1,500	1,970,528
6.25%, 05/15/30	2,625	3,521,977

		91,306,606

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $101,324,107)		95,060,558

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.86%

MONEY MARKET FUNDS — 0.86%
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[j,k,l]	2,338	$2,338,349

		2,338,349

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,338,349)		2,338,349

TOTAL INVESTMENTS IN SECURITIES — 99.15%
(Cost: $279,612,932)		270,030,852
Other Assets, Less Liabilities — 0.85%		2,301,296

NET ASSETS — 100.00%		$272,332,148

BAB  —  Build America Bond

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

PSF  —  Permanent School Fund

RB  —  Revenue Bond

Insured by:

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[c]	Security is perpetual in nature with no stated maturity date.
[d]	Zero-coupon bond.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[g]	All or a portion of this security is on loan.
[h]	Issuer is in default of interest payments.
[i]	Investments are denominated in U.S. dollars.
[j]	Affiliate of the Fund.
[k]	Annualized 7-day yield as of period end.
[l]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 02/28/17 (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 02/28/18 (000s)	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,840	498[b]	—	2,338	$2,338,349	$27,434[c]	$—	$—

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

60	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$140,971,815	$—	$140,971,815
Foreign government obligations	—	22,490,667	—	22,490,667
Municipal debt obligations	—	9,169,463	—	9,169,463
U.S. government & agency obligations	—	95,060,558	—	95,060,558
Money market funds	2,338,349	—	—	2,338,349

Total	$2,338,349	$267,692,503	$—	$270,030,852

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2018

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$39,052,616	$277,274,583
Affiliated (Note 2)	12,528,693	2,338,349

Total cost of investments in securities	$51,581,309	$279,612,932

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$38,105,630	$267,692,503
Affiliated (Note 2)	12,526,148	2,338,349
Receivables:
Investment securities sold	193,398	884,283
Due from custodian (Note 4)	—	5,215
Dividends and interest	220,540	2,988,478

Total Assets	51,045,716	273,908,828

LIABILITIES
Payables:
Investment securities purchased	12,128,374	1,003,033
Collateral for securities on loan (Note 1)	389,950	560,980
Investment advisory fees (Note 2)	937	12,667

Total Liabilities	12,519,261	1,576,680

NET ASSETS	$38,526,455	$272,332,148

Net assets consist of:
Paid-in capital	$39,799,094	$281,978,793
Undistributed (distributions in excess of) net investment income	(3,472)	858,686
Accumulated net realized loss	(319,636)	(923,251)
Net unrealized depreciation	(949,531)	(9,582,080)

NET ASSETS	$38,526,455	$272,332,148

Shares outstanding[b]	800,000	4,450,000

Net asset value per share	$48.16	$61.20

[a]	Securities on loan with values of $376,198 and $539,368, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

62	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended February 28, 2018

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$110,190	$21,411
Interest — unaffiliated	709,958	11,983,535
Interest — affiliated (Note 2)	491	—
Securities lending income — affiliated — net (Note 2)	5,962	6,023

Total investment income	826,601	12,010,969

EXPENSES
Investment advisory fees (Note 2)	21,836	217,231
Proxy fees	642	10,400

Total expenses	22,478	227,631
Less investment advisory fees waived (Note 2)	(7,341)	—

Net expenses	15,137	227,631

Net investment income	811,464	11,783,338

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(216,364)	693,826
Investments — affiliated (Note 2)	(909)	—
In-kind redemptions — unaffiliated	—	10,103,769

Net realized gain (loss)	(217,273)	10,797,595

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(545,528)	(5,393,382)
Investments — affiliated (Note 2)	(2,837)	—

Net change in unrealized appreciation/depreciation	(548,365)	(5,393,382)

Net realized and unrealized gain (loss)	(765,638)	5,404,213

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,826	$17,187,551

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core 5-10 Year USD Bond ETF		iShares Core 10+ Year USD Bond ETF
	Year ended February 28, 2018	Period from November 1, 2016[a] to February 28, 2017	Year ended February 28, 2018	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$811,464	$201,687	$11,783,338	$6,984,834
Net realized gain (loss)	(217,273)	(102,363)	10,797,595	(455,078)
Net change in unrealized appreciation/depreciation	(548,365)	(401,166)	(5,393,382)	1,806,989

Net increase (decrease) in net assets resulting from operations	45,826	(301,842)	17,187,551	8,336,745

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(870,159)	(146,464)	(11,378,003)	(7,001,492)
Return of capital	(34,002)	—	—	—

Total distributions to shareholders	(904,161)	(146,464)	(11,378,003)	(7,001,492)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,783,096	25,050,000	400,298,300	48,055,166
Cost of shares redeemed	—	—	(294,599,445)	(46,126,747)

Net increase in net assets from capital share transactions	14,783,096	25,050,000	105,698,855	1,928,419

INCREASE IN NET ASSETS	13,924,761	24,601,694	111,508,403	3,263,672

NET ASSETS
Beginning of period	24,601,694	—	160,823,745	157,560,073

End of period	$38,526,455	$24,601,694	$272,332,148	$160,823,745

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(3,472)	$55,223	$858,686	$453,351

SHARES ISSUED AND REDEEMED
Shares sold	300,000	500,000	6,450,000	750,000
Shares redeemed	—	—	(4,600,000)	(750,000)

Net increase in shares outstanding	300,000	500,000	1,850,000	—

[a]	Commencement of operations.

See notes to financial statements.

64	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Core 5-10 Year USD Bond ETF

	Year ended Feb. 28, 2018	Period from Nov. 1, 2016[a] to Feb. 28, 2017
Net asset value, beginning of period	$49.20	$50.00

Income from investment operations:
Net investment income[b]	1.24	0.40
Net realized and unrealized gain (loss)[c]	(0.88)	(0.91)

Total from investment operations	0.36	(0.51)

Less distributions from:
Net investment income	(1.35)	(0.29)
Return of capital	(0.05)	—

Total distributions	(1.40)	(0.29)

Net asset value, end of period	$48.16	$49.20

Total return	0.70%	(1.01)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$38,526	$24,602
Ratio of expenses to average net assets[e]	0.05%	0.06%
Ratio of expenses to average net assets prior to waived fees[e]	0.07%	0.08%
Ratio of net investment income to average net assets[e]	2.51%	2.53%
Portfolio turnover rate[f,g]	504%	108%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF
	Year ended Feb. 28, 2018	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014
Net asset value, beginning of year	$61.86	$60.60	$64.40	$58.28	$62.20

Income from investment operations:
Net investment income[a]	2.39	2.41	2.44	2.46	2.34
Net realized and unrealized gain (loss)[b]	(0.49)	1.27	(3.78)	5.97	(3.55)

Total from investment operations	1.90	3.68	(1.34)	8.43	(1.21)

Less distributions from:
Net investment income	(2.56)	(2.42)	(2.46)	(2.31)	(2.71)

Total distributions	(2.56)	(2.42)	(2.46)	(2.31)	(2.71)

Net asset value, end of year	$61.20	$61.86	$60.60	$64.40	$58.28

Total return	3.03%	6.08%	(1.98)%	14.72%	(1.82)%[c]

Ratios/Supplemental data:
Net assets, end of year (000s)	$272,332	$160,824	$157,560	$222,187	$29,141
Ratio of expenses to average net assets	0.07%	0.10%	0.12%	0.12%	0.12%
Ratio of net investment income to average net assets	3.79%	3.81%	4.01%	3.95%	3.97%
Portfolio turnover rate[d]	11%	8%	11%	15%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been -1.94%.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core 5-10 Year USD Bond	Non-diversified
Core 10+ Year USD Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Continued)

iSHARES® TRUST

generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

68	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core 5-10 Year USD Bond ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Continued)

iSHARES® TRUST

of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core 5-10 Year USD Bond ETF
Citigroup Global Markets Inc.	$196,996	$196,996	$—
Jefferies LLC	52,520	52,520	—
JPMorgan Securities LLC	100,283	100,283	—
Nomura Securities International Inc.	26,399	26,399	—

	$376,198	$376,198	$—

70	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core 10+ Year USD Bond
Citigroup Global Markets Inc.	$45,333	$45,333	$—
Credit Suisse Securities (USA) LLC	26,359	26,359	—
Goldman Sachs & Co.	166,255	166,255	—
Morgan Stanley & Co. LLC	133,358	133,358	—
Wells Fargo Securities LLC	168,063	168,063	—

	$539,368	$539,368	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Core 5-10 Year USD Bond ETF, BFA is entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to August 4, 2017, BFA was entitled to an annual investment advisory fee of 0.08%. In addition, the Fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.

For its investment advisory services to the iShares Core 10+ Year USD Bond ETF, BFA is entitled to an annual investment advisory fee of 0.06%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to August 4, 2017, BFA was entitled to an annual investment advisory fee of 0.08%.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES® TRUST

to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core 5-10 Year USD Bond	$2,188
Core 10+ Year USD Bond	1,827

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2018, the sales transactions executed by the iShares Core 10+ Year USD Bond ETF pursuant to Rule 17a-7 under the 1940 Act were $66,125.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2018 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 5-10 Year USD Bond	$167,433,967	$158,402,390	$3,883,665	$3,104,366
Core 10+ Year USD Bond	18,397,786	12,873,230	11,647,696	26,584,954

72	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core 5-10 Year USD Bond	$4,971,176	$—
Core 10+ Year USD Bond	390,486,715	275,937,459

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES® TRUST

political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia, Norway, Switzerland and Canada, have imposed economic sanctions, which consist of asset freezes and sectorial sanctions, on certain Russian individuals and Russian corporate entities. Broader sanctions on Russia could also be instituted. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a fund.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

74	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of February 28, 2018, attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Core 10+ Year USD Bond	$10,045,978	$—	$(10,045,978)

The tax character of distributions paid during the years ended February 28, 2018 and February 28, 2017 was as follows:

iShares ETF	2018	2017
Core 5-10 Year USD Bond
Ordinary income	$870,159	$146,464
Return of capital	34,002	—

	$904,161	$146,464

Core 10+ Year USD Bond
Ordinary income	$11,378,003	$7,001,492

As of February 28, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Core 5-10 Year USD Bond	$—	$(318,002)	$(954,637)	$(1,272,639)
Core 10+ Year USD Bond	909,649	(912,302)	(9,643,992)	(9,646,645)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the accrual of income on securities in default.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2018, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Core 5-10 Year USD Bond	$318,002
Core 10+ Year USD Bond	912,302

For the year ended February 28, 2018, the iShares Core 10+ Year USD Bond ETF utilized $714,299 of its capital loss carryforwards.

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 5-10 Year USD Bond	$51,582,943	$34,536	$(985,701)	$(951,165)
Core 10+ Year USD Bond	279,623,881	1,761,318	(11,354,347)	(9,593,029)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

76	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Core 5-10 Year USD Bond ETF and

iShares Core 10+ Year USD Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Core 5-10 Year USD Bond ETF and iShares Core 10+ Year USD Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2018, the related statements of operations for the year ended February 28, 2018, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

iShares Core 5-10 Year USD Bond ETF: statements of changes in net assets for the year ended February 28, 2018 and for the period November 1, 2016 (commencement of operations) through February 28, 2017.
iShares Core 10+ Year USD Bond ETF: statements of changes in net assets for each of the two years in the period ended February 28, 2018.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

April 19, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	77

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended February 28, 2018, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest- Related Dividends
Core 5-10 Year USD Bond	$725,244
Core 10+ Year USD Bond	8,920,101

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2018:

iShares ETF	Federal Obligation Interest
Core 5-10 Year USD Bond	$103,758
Core 10+ Year USD Bond	2,904,640

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

78	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Core 5-10 Year USD Bond	$1.342751	$—	0.053636	$1.396387	96%	—%	4%		100%
Core 10+ Year USD Bond	2.557981	—	0.002255	2.560236	100	—	—	[a]	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV,

SUPPLEMENTAL INFORMATION	79

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Core 5-10 Year USD Bond ETF

Period Covered: November 1, 2016 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	2	0.68%
Greater than 0.5% and Less than 1.0%	17	5.80
Greater than 0.0% and Less than 0.5%	234	79.87
At NAV	8	2.73
Less than 0.0% and Greater than –0.5%	32	10.92

	293	100.00%

iShares Core 10+ Year USD Bond ETF

Period Covered: January 1, 2013 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	2	0.16%
Greater than 1.0% and Less than 1.5%	31	2.46
Greater than 0.5% and Less than 1.0%	255	20.25
Greater than 0.0% and Less than 0.5%	580	46.06
At NAV	8	0.64
Less than 0.0% and Greater than –0.5%	227	18.03
Less than –0.5% and Greater than –1.0%	113	8.98
Less than –1.0% and Greater than –1.5%	41	3.26
Less than –1.5% and Greater than –2.0%	2	0.16

	1,259	100.00%

80	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 347 funds (as of February 28, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	81

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).
Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).
John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

82	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford

University Graduate School of

Business (2001-2017); Professor of

Law (by courtesy), Stanford Law

School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	83

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

84	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	85

Notes:

86	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-203-0218

FEBRUARY 28, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares Edge High Yield Defensive Bond ETF | HYDB | Cboe BZX
➢	iShares Edge Investment Grade Enhanced Bond ETF | IGEB | Cboe BZX

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. CORPORATE BOND MARKET OVERVIEW

U.S. corporate bond performance was mixed during the period from July 11, 2017, to February 28, 2018 (“reporting period”). The Bloomberg Barclays U.S. Corporate and Corporate High Yield Indexes, broad measures of U.S. investment-grade and high-yield corporate bond performance, returned 0.03% and 2.36%, respectively, for the reporting period.

The primary factors affecting bond market performance during the reporting period were a strengthening U.S. economy and federal tax reform. The final nine months of 2017 were the strongest three consecutive quarters of economic growth in more than 12 years. Key economic drivers included an increase in manufacturing activity and the lowest unemployment rate since December 2000.

In December 2017, the U.S. government passed federal tax reform legislation that included a steep reduction in corporate tax rates and a modest decrease in individual tax rates. The tax reform improved investors’ expectations for capital spending and economic growth, but it also raised concerns about federal budget deficits and higher inflation.

The annual consumer inflation rate remained near the 2% level targeted by the U.S. Federal Reserve Bank (“Fed”). However, signs of increasing inflation emerged late for the reporting period, including a sharp rise in energy prices and higher prices at the producer level. Inflation is typically measured in terms of both final (consumer) and intermediate (producer) goods; the Fed targets inflation in final goods.

In this environment, the Fed raised its short-term interest rate target once during the reporting period, to its highest level since October 2008. The Fed also began to reduce the amount of U.S. Treasury bonds and mortgage-backed securities on its balance sheet in October 2017. The interest rate increase and balance sheet reduction were part of the Fed’s plan to gradually reverse substantial economic stimulus measures, implemented in response to the 2008 credit crisis, and re-establish more normal monetary policy conditions.

A stronger economy, expectations of rising growth and inflation due to the tax cuts, and the Fed’s interest rate increases led to higher Treasury bond yields and lower bond prices, particularly in the latter half of the reporting period. However, investment-grade and high-yield corporate bonds outperformed Treasury bonds as the difference in yield between corporate and Treasury bonds narrowed during the reporting period.

Corporate securities benefited from strong investor demand for yield, as well as a shift from stocks to bonds by many pension plans and other large institutional investors in a bid to reduce risk. At the same time, supply was comparatively limited; although overall issuance of corporate bonds hit a record high in 2017, net new corporate bond supply, which accounts for maturities and coupon payments of existing bonds, was lower in 2017 than either of the prior two years. In addition, federal tax reform made it less attractive for corporations to issue bonds and less costly to repatriate cash held overseas. Lower-rated and longer-term bonds performed the best across both the investment-grade and high-yield corporate markets, reflecting investor demand for higher-yielding securities.

Corporate credit quality generally improved during the reporting period. Corporate earnings remained strong, which led to a reduction in the corporate debt-to-earnings ratio. This helped default rates on high-yield bonds end 2017 at the lowest level in nearly four years, while credit rating upgrades outpaced downgrades.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® EDGE HIGH YIELD DEFENSIVE BOND ETF

Performance as of February 28, 2018

Cumulative Total Returns
Since Inception
Fund NAV	3.35%
Fund Market	3.52%
Index	3.27%
Bloomberg Barclays U.S. Corporate High Yield Index	2.36%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

The Bloomberg Barclays U.S. Corporate High Yield Index is an unmanaged index that measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,013.40	$1.75	$1,000.00	$1,023.10	$1.76	0.35%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® EDGE HIGH YIELD DEFENSIVE BOND ETF

The iShares Edge High Yield Defensive Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the BlackRock High Yield Defensive Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period from July 11, 2017 (inception date of the Fund) through February 28, 2018, the total return for the Fund was 3.35%, net of fees, while the total return for the Index was 3.27%.

Bonds in the industrial sector contributed the majority of the Index’s return for the reporting period. Within the industrial sector, which represented approximately 89% of the Index on average, bonds issued by energy companies contributed the most to the Index’s performance as steadily rising oil prices and a decline in bankruptcies led to improved investor confidence in the ability of energy companies to service their debt. Among these, bonds issued by oilfield services companies contributed the most, followed by those of independent energy and refining companies.

Bonds issued by metals producers also made a solid contribution to the Index’s return for the reporting period as U.S.-based metals and mining companies were considered to be among the most significant beneficiaries of the 2017 federal tax reform bill. Other contributors within the industrial sector included debt issued by healthcare, pharmaceutical, and retail companies.

The utilities sector, which was composed entirely of electric utilities, was a solid contributor to the Index’s return for the reporting period, as tax reform freed up funds for increases in capital expenditures and further investments in the power grid. The financial sector also contributed modestly to performance, despite a selloff related to repatriation of assets held overseas.

On the downside, bonds issued by wireless and wireline telecommunication services providers detracted from the Index’s performance for the reporting period.

Looking at credit quality, lower-rated bonds were meaningful contributors to the Index’s return, benefiting from strong investor demand for yield. However, higher-rated bonds also contributed notably to the Index’s performance for the reporting period.

ALLOCATION BY CREDIT QUALITY

As of 2/28/18

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Ba	34.55%
B	49.94
Caa	15.51

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 2/28/18

Maturity	Percentage of Total Investments [2]

1-5 Years	21.31%
5-10 Years	72.00
10-15 Years	2.07
15-20 Years	1.24
More than 20 Years	3.38

TOTAL	100.00%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® EDGE INVESTMENT GRADE ENHANCED BOND ETF

Performance as of February 28, 2018

Cumulative Total Returns
Since Inception
Fund NAV	(0.23)%
Fund Market	(0.11)%
Index	(0.20)%
Bloomberg Barclays U.S. Corporate Index	0.03%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

The Bloomberg Barclays U.S. Corporate Index is an unmanaged index that measures the U.S. dollar-denominated, investment grade, fixed-rate, taxable corporate bond market.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$979.30	$0.88	$1,000.00	$1,023.90	$0.90	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® EDGE INVESTMENT GRADE ENHANCED BOND ETF

The iShares Edge Investment Grade Enhanced Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar denominated investment grade bonds, as represented by the BlackRock Investment Grade Enhanced Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period from July 11, 2017 (inception date of the Fund) through February 28, 2018, the total return for the Fund was -0.23%, net of fees, while the total return for the Index was -0.20%.

Bonds in the financial sector were detractors from the Index’s performance for the reporting period, with the majority of the negative return coming from debt issued by banks and insurance companies. Changes in the U.S. tax code weighed heavily on bank-issued debt. Bonds issued by insurance companies, and especially health insurance companies, were modest detractors. Property and casualty insurers, which faced losses from three significant hurricanes in 2017, were also small detractors from performance.

Bonds issued by companies in the industrial sector, which represented approximately 67% of the Index on average, also detracted from the Index’s performance for the reporting period. Bonds issued by consumer-related companies detracted the most within the industrial sector, as healthcare and pharmaceutical companies dealt with an uncertain regulatory environment. Debt issued by industrial sector companies in the energy and metals industries, however, made positive contributions to the Index’s return for the reporting period.

Bonds issued by companies in the utilities sector contributed to the Index’s performance for the reporting period. Within the sector, securities issued by both electric and natural gas utilities were positive contributors to the Index’s return, as tax reform freed up funds for increases in capital expenditures and further investments in the power grid.

Looking at credit quality, lower-rated bonds detracted from the Index’s performance for the reporting period, while the highest-rated bonds in the Index were modest contributors to return. From a maturity perspective, long-term bonds contributed to the Index’s performance, while short- and intermediate-term bonds detracted.

ALLOCATION BY CREDIT QUALITY

As of 2/28/18

Moody’s Credit Rating [1]	Percentage of Total Investments [2]

Aaa	0.50%
Aa	0.81
A	17.12
Baa	76.79
Ba	4.22
Not Rated	0.56

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 2/28/18

Maturity	Percentage of Total Investments [2]

1-5 Years	6.20%
5-10 Years	73.46
10-15 Years	3.51
15-20 Years	6.92
More than 20 Years	9.91

TOTAL	100.00%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® EDGE HIGH YIELD DEFENSIVE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 96.05%

AEROSPACE & DEFENSE — 1.85%
KLX Inc.
5.88%, 12/01/22 (Call 04/02/18)[a]	$100	$103,000
TransDigm Inc.
6.38%, 06/15/26 (Call 06/15/21)	100	102,250
6.50%, 07/15/24 (Call 07/15/19)	25	25,781

		231,031
AGRICULTURE — 0.61%
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/20)[a]	75	76,593

		76,593
AIRLINES — 0.81%
Allegiant Travel Co.
5.50%, 07/15/19	50	51,063
American Airlines Group Inc.
4.63%, 03/01/20[a]	50	50,500

		101,563
AUTO MANUFACTURERS — 1.58%
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)[a]	100	103,000
Tesla Inc.
5.30%, 08/15/25 (Call 08/15/20)[a,b]	100	94,905

		197,905
AUTO PARTS & EQUIPMENT — 1.23%
Allison Transmission Inc.
5.00%, 10/01/24 (Call 10/01/19)[a]	50	50,687
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 04/15/20)[a]	25	25,610
Meritor Inc.
6.25%, 02/15/24 (Call 02/15/19)	50	52,000
Titan International Inc.
6.50%, 11/30/23 (Call 11/30/19)[a]	25	25,500

		153,797
BEVERAGES — 0.60%
Cott Holdings Inc.
5.50%, 04/01/25 (Call 04/01/20)[a]	75	74,708

		74,708
BUILDING MATERIALS — 1.83%
Builders FirstSource Inc.
5.63%, 09/01/24 (Call 09/01/19)[a]	100	101,750

Security	Principal (000s)	Value
Griffon Corp.
5.25%, 03/01/22 (Call 04/02/18)	$75	$75,187
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 07/15/23 (Call 07/15/18)	50	51,500

		228,437
CHEMICALS — 2.30%
CF Industries Inc.
5.38%, 03/15/44[b]	85	79,687
CVR Partners LP/CVR Nitrogen Finance Corp.
9.25%, 06/15/23 (Call 06/15/19)[a]	50	53,000
Kraton Polymers LLC/Kraton Polymers Capital Corp.
7.00%, 04/15/25 (Call 04/15/20)[a]	50	51,625
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 04/02/18)[a]	100	102,625

		286,937
COAL — 1.04%
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)[a]	25	25,625
6.38%, 03/31/25 (Call 03/31/20)[a]	50	52,125
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.50%, 06/15/25 (Call 06/15/20)[a]	50	52,125

		129,875
COMMERCIAL SERVICES — 1.86%
Laureate Education Inc.
8.25%, 05/01/25 (Call 05/01/20)[a]	75	79,875
Ritchie Bros. Auctioneers Inc.
5.38%, 01/15/25 (Call 01/15/20)[a]	50	50,565
RR Donnelley & Sons Co.
7.88%, 03/15/21	50	52,562
ServiceMaster Co. LLC (The)
5.13%, 11/15/24 (Call 11/15/19)[a]	50	49,250

		232,252
COMPUTERS — 1.25%
Conduent Finance Inc./Conduent Business Services LLC
10.50%, 12/15/24 (Call 12/15/20)[a]	25	29,430
NCR Corp.
5.00%, 07/15/22 (Call 04/02/18)	75	75,188

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® EDGE HIGH YIELD DEFENSIVE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
6.38%, 12/15/23 (Call 12/15/18)	$50	$52,000

		156,618
COSMETICS & PERSONAL CARE — 1.01%
Avon International Operations Inc.
7.88%, 08/15/22 (Call 08/15/19)[a,b]	100	103,000
Avon Products Inc.
7.00%, 03/15/23	25	22,712

		125,712
DISTRIBUTION & WHOLESALE — 0.81%
LKQ Corp.
4.75%, 05/15/23 (Call 05/15/18)	100	101,250

		101,250
DIVERSIFIED FINANCIAL SERVICES — 4.22%
Ally Financial Inc.
8.00%, 11/01/31	75	93,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.38%, 12/15/25 (Call 12/15/20)	25	25,094
6.75%, 02/01/24 (Call 02/01/20)	100	102,000
LPL Holdings Inc.
5.75%, 09/15/25 (Call 03/15/20)[a]	100	101,250
Navient Corp.
6.13%, 03/25/24[b]	100	101,000
6.75%, 06/25/25[b]	50	51,327
7.25%, 09/25/23	50	53,125

		526,796
ELECTRIC — 2.32%
AES Corp./VA
5.50%, 03/15/24 (Call 03/15/19)	50	51,062
DPL Inc.
7.25%, 10/15/21 (Call 07/15/21)	100	109,000
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)[a,b]	50	49,365
7.25%, 05/15/26 (Call 05/15/21)	75	80,055

		289,482
ELECTRICAL COMPONENTS & EQUIPMENT — 0.20%
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[a]	25	25,000

		25,000
ENTERTAINMENT — 5.18%
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 10/15/20)[a]	100	97,750

Security	Principal (000s)	Value
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.38%, 06/01/24 (Call 06/01/19)	$50	$51,312
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	50	49,688
Eldorado Resorts Inc.
6.00%, 04/01/25 (Call 04/01/20)	25	25,750
International Game Technology PLC
6.50%, 02/15/25 (Call 08/15/24)[a]	200	214,500
Scientific Games International Inc.
10.00%, 12/01/22 (Call 12/01/18)	100	108,500
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)[a]	100	99,759

		647,259
ENVIRONMENTAL CONTROL — 0.20%
Covanta Holding Corp.
5.88%, 07/01/25 (Call 07/01/20)	25	24,875

		24,875
FOOD — 2.58%
Dean Foods Co.
6.50%, 03/15/23 (Call 04/02/18)[a,b]	75	73,313
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)[a]	50	49,750
5.88%, 09/30/27 (Call 09/30/22)[a]	50	48,615
Post Holdings Inc.
5.50%, 03/01/25 (Call 03/01/20)[a]	150	150,937

		322,615
GAS — 0.40%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%, 05/20/24 (Call 03/20/24)	50	50,250

		50,250
HEALTH CARE – PRODUCTS — 0.78%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[a,b]	100	97,000

		97,000
HEALTH CARE – SERVICES — 4.70%
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	100	98,125
5.13%, 07/15/24 (Call 07/15/19)	50	49,656
Encompass Health Corp.
5.75%, 11/01/24 (Call 04/02/18)	100	101,000

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EDGE HIGH YIELD DEFENSIVE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
HCA Inc.
5.38%, 02/01/25	$50	$50,829
7.50%, 02/15/22	75	82,969
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/01/18)[a,b]	50	51,187
Tenet Healthcare Corp.
6.75%, 06/15/23[b]	25	25,000
7.00%, 08/01/25 (Call 08/01/20)[a,b]	50	49,875
8.13%, 04/01/22[b]	75	79,125

		587,766
HOLDING COMPANIES – DIVERSIFIED — 0.63%
HRG Group Inc.
7.75%, 01/15/22 (Call 04/02/18)	75	78,234

		78,234
HOME BUILDERS — 1.19%
MDC Holdings Inc.
6.00%, 01/15/43 (Call 10/15/42)	50	47,500
PulteGroup Inc.
5.50%, 03/01/26 (Call 12/01/25)	50	50,812
TRI Pointe Group Inc./TRI Pointe Homes Inc.
5.88%, 06/15/24	25	25,750
William Lyon Homes Inc.
5.88%, 01/31/25 (Call 01/31/20)	25	24,938

		149,000
HOUSEHOLD PRODUCTS & WARES — 0.62%
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)[b]	75	77,250

		77,250
INTERNET — 1.82%
Netflix Inc.
4.88%, 04/15/28[a]	75	73,688
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)	50	50,375
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/02/18)	100	103,875

		227,938
IRON & STEEL — 3.30%
Allegheny Technologies Inc.
7.88%, 08/15/23 (Call 05/15/23)[b]	75	81,563
ArcelorMittal
7.00%, 03/01/41	100	121,510

Security	Principal (000s)	Value
Cleveland-Cliffs Inc.
5.75%, 03/01/25 (Call 03/01/20)[a]	$100	$97,062
U.S. Steel Corp.
6.88%, 08/15/25 (Call 08/15/20)	25	26,250
8.38%, 07/01/21 (Call 07/01/18)[a]	80	85,800

		412,185
MACHINERY — 0.40%
Terex Corp.
5.63%, 02/01/25 (Call 02/01/20)[a]	50	50,500

		50,500
MANUFACTURING — 1.42%
Bombardier Inc.
6.13%, 01/15/23[a]	75	75,188
7.50%, 03/15/25 (Call 03/15/20)[a,b]	100	102,625

		177,813
MEDIA — 4.34%
DISH DBS Corp.
5.00%, 03/15/23	25	22,969
5.88%, 11/15/24[b]	100	93,750
7.75%, 07/01/26[b]	75	73,875
Sirius XM Radio Inc.
5.38%, 04/15/25 (Call 04/15/20)[a]	100	101,625
6.00%, 07/15/24 (Call 07/15/19)[a,b]	50	52,250
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (Call 08/15/21)[a]	200	197,980

		542,449
MINING — 4.60%
Alcoa Nederland Holding BV
6.75%, 09/30/24 (Call 09/30/19)[a]	200	214,500
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	100	97,000
6.88%, 02/15/23 (Call 02/15/20)	50	53,875
Hecla Mining Co.
6.88%, 05/01/21 (Call 04/02/18)	50	50,875
IAMGOLD Corp.
7.00%, 04/15/25 (Call 04/15/20)[a]	50	51,500
Joseph T Ryerson & Son Inc.
11.00%, 05/15/22 (Call 05/15/19)[a]	50	55,667
New Gold Inc.
6.25%, 11/15/22 (Call 04/02/18)[a]	50	51,375

		574,792

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® EDGE HIGH YIELD DEFENSIVE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
OIL & GAS — 9.51%
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/02/18)	$100	$97,500
Chesapeake Energy Corp.
8.00%, 01/15/25 (Call 01/15/20)[a]	100	98,750
8.00%, 06/15/27 (Call 06/15/22)[a,b]	50	47,938
CNX Resources Corp.
8.00%, 04/01/23 (Call 04/02/18)	100	105,875
Continental Resources Inc./OK
5.00%, 09/15/22 (Call 04/02/18)	75	76,125
CVR Refining LLC/Coffeyville Finance Inc.
6.50%, 11/01/22 (Call 04/02/18)	50	51,187
Diamond Offshore Drilling Inc.
7.88%, 08/15/25 (Call 05/15/25)	50	50,750
Eclipse Resources Corp.
8.88%, 07/15/23 (Call 07/15/18)	50	50,250
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[b]	50	40,750
5.20%, 03/15/25 (Call 12/15/24)	100	83,000
Matador Resources Co.
6.88%, 04/15/23 (Call 04/15/18)	50	52,250
Murphy Oil Corp.
6.88%, 08/15/24 (Call 08/15/19)	50	52,569
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)	50	52,000
7.25%, 06/15/25 (Call 06/15/20)	50	51,750
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	75	70,500
7.38%, 06/15/25 (Call 03/15/25)	50	49,375
Transocean Inc.
7.50%, 01/15/26 (Call 01/15/21)[a]	50	50,375
9.00%, 07/15/23 (Call 07/15/20)[a]	100	108,000

		1,188,944
OIL & GAS SERVICES — 2.41%
McDermott International Inc.
8.00%, 05/01/21 (Call 04/02/18)[a]	50	51,187
SESI LLC
7.13%, 12/15/21 (Call 04/02/18)	75	76,500
7.75%, 09/15/24 (Call 09/15/20)[a]	25	26,000

Security	Principal (000s)	Value
Weatherford International Ltd.
7.75%, 06/15/21 (Call 05/15/21)	$50	$49,813
8.25%, 06/15/23 (Call 03/15/23)	50	48,500
9.88%, 02/15/24 (Call 11/15/23)	50	49,500

		301,500
PACKAGING & CONTAINERS — 0.41%
Berry Global Inc.
5.13%, 07/15/23 (Call 07/15/18)[b]	50	51,063

		51,063
PHARMACEUTICALS — 2.39%
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 04/02/18)[a]	100	88,500
5.88%, 05/15/23 (Call 05/15/18)[a]	100	88,875
7.25%, 07/15/22 (Call 04/02/18)[a]	125	121,875

		299,250
PIPELINES — 2.26%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.25%, 04/01/23 (Call 04/02/18)	50	51,500
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 10/01/20)	50	49,875
6.75%, 08/01/22 (Call 08/01/18)	75	77,062
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.75%, 04/15/25 (Call 04/15/20)	50	50,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/19)[a]	52	53,559

		281,996
REAL ESTATE — 1.58%
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/20)[a]	100	98,625
Kennedy-Wilson Inc.
5.88%, 04/01/24 (Call 04/01/19)	50	50,000
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)[a,b]	50	48,375

		197,000
REAL ESTATE INVESTMENT TRUSTS — 3.86%
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	50	42,505

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EDGE HIGH YIELD DEFENSIVE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)	$25	$25,188
ESH Hospitality Inc.
5.25%, 05/01/25 (Call 05/01/20)[a]	100	99,750
Iron Mountain Inc.
5.75%, 08/15/24 (Call 04/02/18)	100	99,500
MPT Operating Partnership LP/MPT Finance Corp.
6.38%, 03/01/24 (Call 03/01/19)	50	52,625
Starwood Property Trust Inc.
5.00%, 12/15/21 (Call 09/15/21)	50	51,125
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/19)[a]	20	17,925
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
8.25%, 10/15/23 (Call 04/15/19)	100	93,250

		481,868
RETAIL — 4.17%
1011778 BC ULC/New Red Finance Inc.
5.00%, 10/15/25 (Call 10/15/20)[a]	100	97,438
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/24 (Call 06/01/19)[a]	125	126,250
L Brands Inc.
6.75%, 07/01/36	25	24,500
6.88%, 11/01/35	125	124,062
Men’s Wearhouse Inc. (The)
7.00%, 07/01/22 (Call 04/02/18)	50	49,750
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/02/18)[a]	75	75,375
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)	25	24,375

		521,750
SEMICONDUCTORS — 1.66%
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)	100	106,000
Sensata Technologies BV
4.88%, 10/15/23[a]	100	101,500

		207,500

Security	Principal (000s)	Value
SOFTWARE — 3.32%
CDK Global Inc.
5.00%, 10/15/24 (Call 07/15/24)	$50	$50,625
First Data Corp.
5.75%, 01/15/24 (Call 01/15/19)[a]	100	101,750
7.00%, 12/01/23 (Call 12/01/18)[a]	50	52,562
MSCI Inc.
5.75%, 08/15/25 (Call 08/15/20)[a]	50	52,500
Open Text Corp.
5.88%, 06/01/26 (Call 06/01/21)[a]	50	52,000
PTC Inc.
6.00%, 05/15/24 (Call 05/15/19)	50	52,563
SS&C Technologies Holdings Inc.
5.88%, 07/15/23 (Call 07/15/18)	50	52,375

		414,375
TELECOMMUNICATIONS — 7.16%
CenturyLink Inc.
7.60%, 09/15/39	75	65,437
7.65%, 03/15/42	75	65,250
Series Y
7.50%, 04/01/24 (Call 01/01/24)[b]	75	75,375
Frontier Communications Corp.
8.75%, 04/15/22	60	47,250
10.50%, 09/15/22 (Call 06/15/22)	75	64,031
11.00%, 09/15/25 (Call 06/15/25)[b]	75	58,781
GCI Inc.
6.88%, 04/15/25 (Call 04/15/20)	50	52,750
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc.
12.50%, 07/01/22 (Call 07/01/19)[a]	50	55,880
GTT Communications Inc.
7.88%, 12/31/24 (Call 12/31/19)[a]	50	51,969
Hughes Satellite Systems Corp.
5.25%, 08/01/26	50	48,750
6.63%, 08/01/26	75	76,710
Nokia OYJ
6.63%, 05/15/39	25	27,000
Plantronics Inc.
5.50%, 05/31/23 (Call 05/15/18)[a]	50	50,125
Sprint Capital Corp.
8.75%, 03/15/32	75	81,375
Sprint Corp.
7.63%, 03/01/26 (Call 11/01/25)	50	49,818

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® EDGE HIGH YIELD DEFENSIVE BOND ETF

February 28, 2018

Security	Principal or Shares (000s)	Value
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)[a]	$25	$24,438

		894,939
TOYS, GAMES & HOBBIES — 0.81%
Mattel Inc.
6.75%, 12/31/25 (Call 12/31/20)[a]	100	101,750

		101,750
TRANSPORTATION — 0.83%
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)[a,b]	50	51,875
6.50%, 06/15/22 (Call 06/15/18)[a]	50	51,938

		103,813

TOTAL CORPORATE BONDS & NOTES
(Cost: $12,106,796)		12,003,630

SHORT-TERM INVESTMENTS — 16.02%

MONEY MARKET FUNDS — 16.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[c,d,e]	1,690	1,690,275

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[c,d]	312	$311,810

		2,002,085

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,002,125)		2,002,085

TOTAL INVESTMENTS IN SECURITIES — 112.07%
(Cost: $14,108,921)		14,005,715
Other Assets, Less Liabilities — (12.07)%		(1,508,334)

NET ASSETS — 100.00%		$12,497,381

[a]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[b]	All or a portion of this security is on loan.
[c]	Affiliate of the Fund.
[d]	Annualized 7-day yield as of period end.
[e]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the period ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/11/17 [a] (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 02/28/18 (000s)	Value at 02/28/18	Income	Net realized gain (loss) [b]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,690[c]	—	1,690	$1,690,275	$2,875[d]	$(270)	$(40)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	312[c]	—	312	311,810	2,408	—	—

					$2,002,085	$5,283	$(270)	$(40)

[a]	The Fund commenced operations on July 11, 2017.
[b]	Includes realized capital gain distributions from an affiliated fund, if any.
[c]	Net of purchases and sales.
[d]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EDGE HIGH YIELD DEFENSIVE BOND ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$12,003,630	$—	$12,003,630
Money market funds	2,002,085	—	—	2,002,085

Total	$2,002,085	$12,003,630	$—	$14,005,715

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments

iSHARES® EDGE INVESTMENT GRADE ENHANCED BOND ETF

February 28, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.65%

ADVERTISING — 1.12%
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	$55	$53,681
WPP Finance 2010
3.75%, 09/19/24	35	35,005
4.75%, 11/21/21	20	21,051

		109,737
AEROSPACE & DEFENSE — 3.28%
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	10	9,921
5.20%, 10/15/19	40	41,424
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	30	28,836
3.55%, 01/15/26 (Call 10/15/25)	50	50,001
Northrop Grumman Corp.
4.75%, 06/01/43	35	37,847
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	15	14,654
3.50%, 03/15/27 (Call 12/15/26)	50	48,643
United Technologies Corp.
4.50%, 06/01/42	40	41,207
5.70%, 04/15/40	40	47,735

		320,268
AGRICULTURE — 2.18%
Altria Group Inc.
4.00%, 01/31/24	50	51,440
5.38%, 01/31/44	20	22,911
Philip Morris International Inc.
6.38%, 05/16/38	35	45,325
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	40	41,178
5.70%, 08/15/35 (Call 02/15/35)	25	28,473
5.85%, 08/15/45 (Call 02/15/45)	20	23,287

		212,614
AIRLINES — 0.46%
Delta Air Lines Inc.
3.63%, 03/15/22 (Call 02/15/22)	45	45,095

		45,095
AUTO MANUFACTURERS — 2.97%
Daimler Finance North America LLC
8.50%, 01/18/31	35	51,054

Security	Principal (000s)	Value
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)[a]	$75	$73,898
7.45%, 07/16/31	40	48,704
General Motors Co.
6.60%, 04/01/36 (Call 10/01/35)	20	23,084
General Motors Financial Co. Inc.
4.00%, 01/15/25 (Call 10/15/24)	30	29,737
5.25%, 03/01/26 (Call 12/01/25)	60	63,535

		290,012
AUTO PARTS & EQUIPMENT — 0.35%
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	35	33,848

		33,848
BANKS — 12.63%
Bank of America Corp.
4.00%, 01/22/25
(3 mo. LIBOR US + 1.370%)	20	20,086
3.59%, 07/21/28 (Call 07/21/27)[b]	20	19,479
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	30	29,468
3.75%, 03/09/27 (Call 02/09/27)	115	111,779
Citigroup Inc.
3.40%, 05/01/26	110	106,800
5.50%, 09/13/25	45	49,219
8.13%, 07/15/39	35	53,055
Deutsche Bank AG
4.25%, 10/14/21	30	30,599
Deutsche Bank AG/London
3.70%, 05/30/24	50	48,739
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	80	78,567
3.50%, 11/16/26 (Call 11/16/25)	85	81,879
4.00%, 03/03/24	75	76,403
HSBC USA Inc.
3.50%, 06/23/24	150	149,473
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	35	33,989
3.30%, 04/01/26 (Call 01/01/26)	130	126,073
Morgan Stanley
3.88%, 01/27/26	90	90,214
Royal Bank of Canada
4.65%, 01/27/26[a]	50	51,828

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EDGE INVESTMENT GRADE ENHANCED BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Wells Fargo & Co.
3.00%, 02/19/25	$15	$14,391
3.00%, 04/22/26	65	61,514

		1,233,555
BEVERAGES — 1.63%
Anheuser-Busch InBev Worldwide Inc.
8.20%, 01/15/39	35	52,543
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	30	29,068
4.25%, 05/01/23	30	31,039
Molson Coors Brewing Co.
3.00%, 07/15/26 (Call 04/15/26)	50	46,622

		159,272
BIOTECHNOLOGY — 1.49%
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	50	51,100
5.20%, 09/15/45 (Call 03/15/45)	5	5,419
Celgene Corp.
3.88%, 08/15/25 (Call 05/15/25)	50	49,855
3.90%, 02/20/28 (Call 11/20/27)	40	39,338

		145,712
BUILDING MATERIALS — 0.14%
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	15	13,801

		13,801
CHEMICALS — 2.15%
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	20	20,078
8.55%, 05/15/19	50	53,411
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)	100	97,335
Monsanto Co.
4.40%, 07/15/44 (Call 01/15/44)	15	14,820
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	25	24,340

		209,984
COMMERCIAL SERVICES — 1.92%
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	40	37,252
S&P Global Inc.
4.40%, 02/15/26 (Call 11/15/25)	50	52,871

Security	Principal (000s)	Value
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	$15	$15,194
4.80%, 04/01/26 (Call 01/01/26)	35	36,710
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	45	45,364

		187,391
COMPUTERS — 1.16%
Apple Inc.
3.20%, 05/11/27 (Call 02/11/27)	30	29,233
DXC Technology Co.
4.75%, 04/15/27 (Call 01/15/27)	15	15,529
HP Inc.
4.65%, 12/09/21	20	20,920
6.00%, 09/15/41	45	47,559

		113,241
DIVERSIFIED FINANCIAL SERVICES — 2.94%
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	20	20,029
Brookfield Finance LLC
4.00%, 04/01/24 (Call 02/01/24)	50	50,572
Cboe Global Markets Inc.
3.65%, 01/12/27 (Call 10/12/26)	15	14,820
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	80	79,120
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	15	14,614
International Lease Finance Corp.
4.63%, 04/15/21	25	25,827
5.88%, 08/15/22	15	16,359
8.25%, 12/15/20	50	56,269
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	10	9,895

		287,505
ELECTRIC — 5.09%
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	40	40,458
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	30	27,941
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	65	59,679
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	15	14,630
3.40%, 10/01/46 (Call 04/01/46)	15	13,494

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® EDGE INVESTMENT GRADE ENHANCED BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	$40	$37,630
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	50	50,562
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	30	31,594
FirstEnergy Corp.
Series B
4.25%, 03/15/23 (Call 12/15/22)	20	20,581
Series C
7.38%, 11/15/31	35	46,144
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27 (Call 02/01/27)	50	48,907
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	60	58,290
3.25%, 07/01/26 (Call 04/01/26)	50	47,600

		497,510
ELECTRONICS — 0.36%
Arrow Electronics Inc.
3.88%, 01/12/28 (Call 10/12/27)	15	14,552
Keysight Technologies Inc.
4.60%, 04/06/27 (Call 01/06/27)	20	20,636

		35,188
FOOD — 3.15%
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	40	39,769
JM Smucker Co. (The)
3.50%, 03/15/25	50	49,634
Kellogg Co.
3.40%, 11/15/27 (Call 08/15/27)	25	23,903
Kraft Heinz Foods Co.
3.95%, 07/15/25 (Call 04/15/25)	50	49,435
6.88%, 01/26/39	25	30,841
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	60	58,291
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	55	55,904

		307,777
FOREST PRODUCTS & PAPER — 0.65%
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	25	23,343
3.65%, 06/15/24 (Call 03/15/24)	40	40,420

		63,763

Security	Principal (000s)	Value
GAS — 0.39%
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	$40	$38,218

		38,218
HEALTH CARE – PRODUCTS — 4.71%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	50	47,731
3.75%, 11/30/26 (Call 08/30/26)	50	49,507
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	35	32,020
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	60	57,417
3.73%, 12/15/24 (Call 09/15/24)	25	24,620
Boston Scientific Corp.
3.85%, 05/15/25	40	40,147
Stryker Corp.
3.50%, 03/15/26 (Call 12/15/25)	65	64,878
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	25	23,362
4.15%, 02/01/24 (Call 11/01/23)	65	66,965
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25 (Call 01/01/25)	55	53,339

		459,986
HEALTH CARE – SERVICES — 3.21%
Aetna Inc.
3.50%, 11/15/24 (Call 08/15/24)	40	39,238
Anthem Inc.
3.30%, 01/15/23	30	29,835
3.50%, 08/15/24 (Call 05/15/24)	75	74,477
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	20	18,465
3.25%, 04/15/25 (Call 01/15/25)	45	43,280
Humana Inc.
3.95%, 03/15/27 (Call 12/15/26)	25	24,930
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	50	49,193
4.70%, 02/01/45 (Call 08/01/44)	10	10,014
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	25	24,146

		313,578
HOLDING COMPANIES – DIVERSIFIED — 0.55%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	25	24,232

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EDGE INVESTMENT GRADE ENHANCED BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.63%, 01/19/22 (Call 12/19/21)	$30	$29,558

		53,790
INSURANCE — 2.73%
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	15	14,779
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	70	69,662
Aon PLC
3.88%, 12/15/25 (Call 09/15/25)	35	35,351
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	10	10,097
Berkshire Hathaway Inc.
4.50%, 02/11/43[a]	45	48,367
Chubb INA Holdings Inc.
3.15%, 03/15/25	40	39,036
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	15	14,302
Marsh & McLennan Companies Inc.
4.35%, 01/30/47 (Call 07/30/46)[a]	15	15,467
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	20	19,861

		266,922
INTERNET — 1.70%
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	50	48,837
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)	35	34,635
3.60%, 06/05/27 (Call 03/05/27)	25	24,205
Expedia Inc.
3.80%, 02/15/28 (Call 11/15/27)	30	27,930
5.00%, 02/15/26 (Call 11/15/25)	30	30,795

		166,402
LODGING — 0.19%
Marriott International Inc./MD Series R
3.13%, 06/15/26 (Call 03/15/26)	20	19,027

		19,027
MACHINERY — 0.69%
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	15	14,540
Roper Technologies Inc.
3.80%, 12/15/26 (Call 09/15/26)	15	14,992

Security	Principal (000s)	Value
Wabtec Corp./DE
3.45%, 11/15/26 (Call 08/15/26)	$40	$38,072

		67,604
MANUFACTURING — 0.20%
Carlisle Companies Inc.
3.75%, 12/01/27 (Call 09/01/27)	20	19,687

		19,687
MEDIA — 1.65%
CBS Corp.
3.38%, 02/15/28 (Call 11/15/27)	10	9,358
3.70%, 06/01/28 (Call 03/01/28)[c]	10	9,604
4.00%, 01/15/26 (Call 10/15/25)	40	39,898
Comcast Corp.
3.97%, 11/01/47 (Call 05/01/47)	4	3,734
Time Warner Inc.
3.88%, 01/15/26 (Call 10/15/25)	100	98,503

		161,097
MINING — 1.64%
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	50	50,326
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	45	47,579
Southern Copper Corp.
6.75%, 04/16/40	50	62,396

		160,301
OIL & GAS — 3.49%
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	15	14,717
4.38%, 06/01/24 (Call 03/01/24)	35	36,311
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	45	43,792
ConocoPhillips Holding Co.
6.95%, 04/15/29	35	44,803
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	35	35,467
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	35	34,845
6.50%, 03/01/41 (Call 09/01/40)	20	24,067
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	40	42,014
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	10	9,551
6.63%, 06/15/37	45	55,891

		341,458

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® EDGE INVESTMENT GRADE ENHANCED BOND ETF

February 28, 2018

Security	Principal (000s)	Value
PHARMACEUTICALS — 5.21%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	$90	$85,933
4.50%, 05/14/35 (Call 11/14/34)	10	10,301
AmerisourceBergen Corp.
3.45%, 12/15/27 (Call 09/15/27)	35	33,293
AstraZeneca PLC
4.00%, 09/18/42	15	14,383
6.45%, 09/15/37	25	31,954
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	45	41,024
3.88%, 07/20/25 (Call 04/20/25)	50	49,397
Express Scripts Holding Co.
4.50%, 02/25/26 (Call 11/27/25)	50	51,526
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	20	26,543
Pfizer Inc.
7.20%, 03/15/39	15	21,776
Wyeth LLC
5.95%, 04/01/37	75	95,380
Zoetis Inc.
4.50%, 11/13/25 (Call 08/13/25)	35	37,090
4.70%, 02/01/43 (Call 08/01/42)	10	10,619

		509,219
PIPELINES — 6.92%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
4.25%, 12/01/27 (Call 09/01/27)	10	9,775
5.25%, 01/15/25 (Call 01/15/21)	40	41,052
Enbridge Inc.
4.00%, 10/01/23 (Call 07/01/23)	40	40,840
4.25%, 12/01/26 (Call 09/01/26)	20	20,130
Enterprise Products Operating LLC
3.75%, 02/15/25 (Call 11/15/24)	50	50,213
3.90%, 02/15/24 (Call 11/15/23)	40	40,569
EQT Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)	15	14,400
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	35	35,139
Kinder Morgan Inc./DE
4.30%, 06/01/25 (Call 03/01/25)	50	50,455
5.30%, 12/01/34 (Call 06/01/34)	35	36,088
MPLX LP
4.88%, 06/01/25 (Call 03/01/25)	50	52,372

Security	Principal (000s)	Value
ONEOK Inc.
4.95%, 07/13/47 (Call 01/06/47)	$20	$20,149
Phillips 66 Partners LP
3.75%, 03/01/28 (Call 12/01/27)	15	14,574
Sabine Pass Liquefaction LLC
5.63%, 03/01/25 (Call 12/01/24)	50	53,783
5.88%, 06/30/26 (Call 12/31/25)	25	27,298
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	60	63,179
TransCanada PipeLines Ltd.
7.63%, 01/15/39	15	21,322
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (Call 11/01/25)	60	74,544
Western Gas Partners LP
4.65%, 07/01/26 (Call 04/01/26)	10	10,156

		676,038
REAL ESTATE — 0.42%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	40	41,026

		41,026
REAL ESTATE INVESTMENT TRUSTS — 5.04%
American Tower Corp.
4.00%, 06/01/25 (Call 03/01/25)	20	20,008
5.00%, 02/15/24	50	53,314
Boston Properties LP
3.65%, 02/01/26 (Call 11/03/25)	70	69,364
Crown Castle International Corp.
4.45%, 02/15/26 (Call 11/15/25)	15	15,237
5.25%, 01/15/23	45	48,222
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	50	48,687
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	65	65,143
4.00%, 06/01/25 (Call 03/01/25)[a]	25	25,089
Healthcare Trust of America Holdings LP
3.75%, 07/01/27 (Call 04/01/27)	15	14,540
Lifestorage LP/CA
3.50%, 07/01/26 (Call 04/01/26)	15	14,286
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	15	14,598
Realty Income Corp.
4.13%, 10/15/26 (Call 07/15/26)	15	15,238
4.65%, 08/01/23 (Call 05/01/23)	35	36,916
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	51	51,434

		492,076

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EDGE INVESTMENT GRADE ENHANCED BOND ETF

February 28, 2018

Security	Principal (000s)	Value
RETAIL — 1.57%
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)[a]	$15	$14,791
McDonald’s Corp.
3.70%, 01/30/26 (Call 10/30/25)	50	50,154
4.70%, 12/09/35 (Call 06/09/35)	15	16,097
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	50	47,339
3.80%, 11/18/24 (Call 08/18/24)	25	24,832

		153,213
SEMICONDUCTORS — 2.39%
Analog Devices Inc.
3.90%, 12/15/25 (Call 09/15/25)	40	40,506
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)	50	48,732
3.88%, 01/15/27 (Call 10/15/26)	40	38,353
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)	50	52,510
Maxim Integrated Products Inc.
3.45%, 06/15/27 (Call 03/15/27)	20	19,276
NVIDIA Corp.
3.20%, 09/16/26 (Call 06/16/26)	35	33,873

		233,250
SOFTWARE — 3.11%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)	25	24,333
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	25	23,766
Citrix Systems Inc.
4.50%, 12/01/27 (Call 09/01/27)	35	34,744
Fidelity National Information Services Inc.
5.00%, 10/15/25 (Call 07/15/25)	65	69,675
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	45	45,424
Microsoft Corp.
4.20%, 11/03/35 (Call 05/03/35)	45	48,005
Oracle Corp.
3.85%, 07/15/36 (Call 01/15/36)	10	10,012
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	50	47,628

		303,587

Security	Principal or Shares (000s)	Value
TELECOMMUNICATIONS — 6.80%
AT&T Inc.
3.95%, 01/15/25 (Call 10/15/24)	$75	$74,966
4.13%, 02/17/26 (Call 11/17/25)	50	49,952
4.25%, 03/01/27 (Call 12/01/26)	70	70,236
4.45%, 04/01/24 (Call 01/01/24)	25	25,763
6.38%, 03/01/41	55	64,186
British Telecommunications PLC
9.13%, 12/15/30	35	50,957
Deutsche Telekom International Finance BV
8.75%, 06/15/30	35	49,896
Verizon Communications Inc.
4.13%, 03/16/27	60	60,949
4.40%, 11/01/34 (Call 05/01/34)	100	98,151
5.25%, 03/16/37	45	47,691
Vodafone Group PLC
6.15%, 02/27/37	60	71,692

		664,439
TEXTILES — 0.51%
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	50	49,977

		49,977
TRANSPORTATION — 0.86%
FedEx Corp.
5.10%, 01/15/44	35	38,273
United Parcel Service Inc.
6.20%, 01/15/38	35	45,473

		83,746

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,798,230)		9,540,914

SHORT-TERM INVESTMENTS — 2.91%

MONEY MARKET FUNDS — 2.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	210	210,519
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	74	73,696

		284,215

TOTAL SHORT-TERM INVESTMENTS
(Cost: $284,215)		284,215

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® EDGE INVESTMENT GRADE ENHANCED BOND ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 100.56%
(Cost: $10,082,445)	$9,825,129
Other Assets, Less Liabilities — (0.56)%	(54,492)

NET ASSETS — 100.00%	$9,770,637

[a]	All or a portion of this security is on loan.
[b]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the period ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/11/17 [a] (000s)	Shares purchased (000s)	Shares sold (000s)	Shares held at 02/28/18 (000s)	Value at 02/28/18	Income		Net realized gain (loss) [b]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	210[c]	—	210	$210,519	$248	[d]	$(31)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	74[c]	—	74	73,696	394		—	—

					$284,215	$642		$(31)	$—

[a]	The Fund commenced operations on July 11, 2017.
[b]	Includes realized capital gain distributions from an affiliated fund, if any.
[c]	Net of purchases and sales.
[d]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® EDGE INVESTMENT GRADE ENHANCED BOND ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$9,540,914	$—	$9,540,914
Money market funds	284,215	—	—	284,215

Total	$284,215	$9,540,914	$—	$9,825,129

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2018

	iShares Edge High Yield Defensive Bond ETF	iShares Edge Investment Grade Enhanced Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$12,106,796	$9,798,230
Affiliated (Note 2)	2,002,125	284,215

Total cost of investments in securities	$14,108,921	$10,082,445

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$12,003,630	$9,540,914
Affiliated (Note 2)	2,002,085	284,215
Receivables:
Investment securities sold	14,670	547,313
Dividends and interest	214,320	102,997

Total Assets	14,234,705	10,475,439

LIABILITIES
Payables:
Investment securities purchased	43,389	492,898
Collateral for securities on loan (Note 1)	1,690,585	210,550
Investment advisory fees (Note 2)	3,350	1,354

Total Liabilities	1,737,324	704,802

NET ASSETS	$12,497,381	$9,770,637

Net assets consist of:
Paid-in capital	$12,564,784	$10,009,940
Undistributed net investment income	46,960	21,128
Accumulated net realized loss	(11,157)	(3,115)
Net unrealized depreciation	(103,206)	(257,316)

NET ASSETS	$12,497,381	$9,770,637

Shares outstanding[b]	250,000	200,000

Net asset value per share	$49.99	$48.85

[a]	Securities on loan with values of $1,626,131 and $205,078, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Period ended February 28, 2018

	iShares Edge High Yield Defensive Bond ETF[a]	iShares Edge Investment Grade Enhanced Bond ETF[a]

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$2,408	$394
Interest — unaffiliated	407,950	220,660
Securities lending income — affiliated — net (Note 2)	2,875	248

Total investment income	413,233	221,302

EXPENSES
Investment advisory fees (Note 2)	24,496	11,490

Total expenses	24,496	11,490

Net investment income	388,737	209,812

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(10,887)	(3,084)
Investments — affiliated (Note 2)	(270)	(31)

Net realized loss	(11,157)	(3,115)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(103,166)	(257,316)
Investments — affiliated (Note 2)	(40)	—

Net change in unrealized appreciation/depreciation	(103,206)	(257,316)

Net realized and unrealized loss	(114,363)	(260,431)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$274,374	$(50,619)

a For the period from July 11, 2017 (commencement of operations) to February 28, 2018.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Edge High Yield Defensive Bond ETF	iShares Edge Investment Grade Enhanced Bond ETF
	Period from July 11, 2017[a] to February 28, 2018	Period from July 11, 2017[a] to February 28, 2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$388,737	$209,812
Net realized loss	(11,157)	(3,115)
Net change in unrealized appreciation/depreciation	(103,206)	(257,316)

Net increase (decrease) in net assets resulting from operations	274,374	(50,619)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(341,777)	(188,684)

Total distributions to shareholders	(341,777)	(188,684)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,564,784	10,009,940

Net increase in net assets from capital share transactions	12,564,784	10,009,940

INCREASE IN NET ASSETS	12,497,381	9,770,637

NET ASSETS
Beginning of period	—	—

End of period	$12,497,381	$9,770,637

Undistributed net investment income included in net assets at end of period	$46,960	$21,128

SHARES ISSUED
Shares sold	250,000	200,000

Net increase in shares outstanding	250,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Edge High Yield Defensive Bond ETF

Period from Jul. 11, 2017[a] to Feb. 28, 2018
Net asset value, beginning of period	$49.90

Income from investment operations:
Net investment income[b]	1.78
Net realized and unrealized loss[c]	(0.11)

Total from investment operations	1.67

Less distributions from:
Net investment income	(1.58)

Total distributions	(1.58)

Net asset value, end of period	$49.99

Total return	3.35%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,497
Ratio of expenses to average net assets[e]	0.35%
Ratio of net investment income to average net assets[e]	5.55%
Portfolio turnover rate[f]	36%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Edge Investment Grade Enhanced Bond ETF

Period from Jul. 11, 2017[a] to Feb. 28, 2018
Net asset value, beginning of period	$49.90

Income from investment operations:
Net investment income[b]	1.05
Net realized and unrealized loss[c]	(1.16)

Total from investment operations	(0.11)

Less distributions from:
Net investment income	(0.94)

Total distributions	(0.94)

Net asset value, end of period	$48.85

Total return	(0.23)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,771
Ratio of expenses to average net assets[e]	0.18%
Ratio of net investment income to average net assets[e]	3.29%
Portfolio turnover rate[f]	36%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge High Yield Defensive Bond[a]	Diversified
Edge Investment Grade Enhanced Bond[a]	Diversified

[a]	The Fund commenced operations on July 11, 2017.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Continued)

iSHARES® TRUST

generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Continued)

iSHARES® TRUST

investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Edge High Yield Defensive Bond
BNP Paribas Prime Brokerage Inc.	$96,390	$96,390	$—
Credit Suisse Securities (USA) LLC	509,823	509,823	—
JPMorgan Securities LLC	916,918	916,918	—
Merrill Lynch, Pierce, Fenner & Smith	103,000	103,000	—

	$1,626,131	$1,626,131	$—

Edge Investment Grade Enhanced Bond
JPMorgan Securities LLC	$153,215	$153,215	$—
Merrill Lynch, Pierce, Fenner & Smith	51,863	51,863	—

	$205,078	$205,078	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge High Yield Defensive Bond	0.35%
Edge Investment Grade Enhanced Bond	0.18

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the period ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Edge High Yield Defensive Bond	$878
Edge Investment Grade Enhanced Bond	91

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

BlackRock Index Services, LLC, an affiliate of BFA, creates, sponsors and publishes the underlying index for each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Fund.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Continued)

iSHARES® TRUST

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of February 28, 2018, the number of affiliated accounts that individually that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Edge High Yield Defensive Bond	1	52%
Edge Investment Grade Enhanced Bond	1	75%

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
Edge High Yield Defensive Bond	$15,903,163	$3,766,772
Edge Investment Grade Enhanced Bond	13,420,161	3,589,793

There were no in-kind transactions (see Note 4) for the period ended February 28, 2018.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Continued)

iSHARES® TRUST

the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

The tax character of distributions paid during the period ended February 28, 2018 was as follows:

iShares ETF	2018
Edge High Yield Defensive Bond
Ordinary income	$341,777

Edge Investment Grade Enhanced Bond
Ordinary income	$188,684

As of February 28, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Edge High Yield Defensive Bond	$46,960	$(10,887)	$(103,476)	$(67,403)
Edge Investment Grade Enhanced Bond	21,128	(3,084)	(257,347)	(239,303)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of February 28, 2018, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Edge High Yield Defensive Bond	$10,887
Edge Investment Grade Enhanced Bond	3,084

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge High Yield Defensive Bond	$14,109,191	$90,878	$(194,354)	$(103,476)
Edge Investment Grade Enhanced Bond	10,082,476	6,731	(264,078)	(257,347)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of

iShares Edge High Yield Defensive Bond ETF and

iShares Edge Investment Grade Enhanced Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares Edge High Yield Defensive Bond ETF and iShares Edge Investment Grade Enhanced Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2018, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 11, 2017 (commencement of operations) through February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2018, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period July 11, 2017 (commencement of operations) through February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

April 19, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended February 28, 2018, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest- Related dividends
Edge High Yield Defensive Bond	$305,120
Edge Investment Grade Enhanced Bond	186,593

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2018:

iShares ETF	Federal Obligation Interest
Edge High Yield Defensive Bond	$1,135
Edge Investment Grade Enhanced Bond	187

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

TAX INFORMATION	41

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Edge High Yield Defensive Bond	$1.528429	$—	$0.051571	$1.580000	97%	—%	3%	100%
Edge Investment Grade Enhanced Bond	0.906395	—	0.037026	0.943421	96	—	4	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Edge High Yield Defensive Bond ETF

Period Covered: July 11, 2017 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	62	51.25%
Greater than 0.0% and Less than 0.5%	55	45.45
At NAV	2	1.65
Less than 0.0%	2	1.65

	121	100.00%

iShares Edge Investment Grade Enhanced Bond ETF

Period Covered: July 11, 2017 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	119	98.35%
At NAV	2	1.65

	121	100.00%

SUPPLEMENTAL INFORMATION	43

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 347 funds (as of February 28, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

TRUSTEE AND OFFICER INFORMATION	45

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford

University Graduate School of

Business (2001-2017); Professor of

Law (by courtesy), Stanford Law

School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).
Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).
Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).
Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).
Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).
Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

TRUSTEE AND OFFICER INFORMATION	47

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

Notes:

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-208-0218

FEBRUARY 28, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares ESG 1-5 Year USD Corporate Bond ETF | SUSB | NASDAQ
➢	iShares ESG USD Corporate Bond ETF | SUSC | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. CORPORATE BOND MARKET OVERVIEW

Investment-grade U.S. corporate bonds issued by companies with positive environmental, social, and governance (“ESG”) characteristics gained fractionally during the period from July 11, 2017 to February 28, 2018 (“reporting period”). The Bloomberg Barclays MSCI U.S. Corporate ESG Focus Index, a measure of U.S. corporate ESG bond performance, returned 0.09% for the reporting period, compared with a 0.03% return for the broad Bloomberg Barclays U.S. Corporate Index.

The primary factors affecting bond market performance during the reporting period were a strengthening U.S. economy and federal tax reform. The final nine months of 2017 were the strongest three consecutive quarters of economic growth in more than 12 years. Key economic drivers included an increase in manufacturing activity and the lowest unemployment rate since December 2000.

In December 2017, the U.S. government passed federal tax reform legislation that included a steep reduction in corporate tax rates and a modest decrease in individual tax rates. The tax reform improved investors’ expectations for capital spending and economic growth, but it also raised concerns about federal budget deficits and higher inflation.

The annual consumer inflation rate remained near the 2% level targeted by the U.S. Federal Reserve Bank (“Fed”). However, signs of increasing inflation emerged late for the reporting period, including a sharp rise in energy prices and higher prices at the producer level. Inflation is typically measured in terms of both final (consumer) and intermediate (producer) goods; the Fed targets inflation in final goods.

In this environment, the Fed raised its short-term interest rate target once during the reporting period, to its highest level since October 2008. The Fed also began to reduce the amount of U.S. Treasury bonds and mortgage-backed securities on its balance sheet in October 2017. The interest rate increase and balance sheet reduction were part of the Fed’s plan to gradually reverse substantial economic stimulus measures, implemented in response to the 2008 credit crisis, and re-establish more normal monetary policy conditions.

A stronger economy, expectations of rising growth and inflation due to the tax cuts, and the Fed’s interest rate increases led to higher Treasury bond yields and lower bond prices during the reporting period, with yields rising most sharply for short-term bonds. Intermediate- and long-term bond yields advanced more modestly, with much of the increase occurring in early 2018 following the approval of federal tax reform legislation at the end of 2017. However, corporate bonds outperformed Treasury securities as the difference in yield between corporate and Treasury bonds narrowed during the reporting period across all maturities.

Corporate securities benefited from strong investor demand for yield during the reporting period, as well as shifts within pension plans and institutional investors from stocks to bonds in an attempt to reduce risk. At the same time, supply was comparatively limited; although overall issuance of corporate bonds hit a record high in 2017, net new corporate bond supply, which accounts for maturities and coupon payments of existing bonds, was lower in 2017 than either of the prior two years. In addition, federal tax reform made it less attractive for corporations to issue bonds and less costly to repatriate cash held overseas.

Corporate credit quality generally improved during the reporting period. Corporate earnings remained strong, which led to a reduction in the corporate debt-to-earnings ratio.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® ESG 1-5 YEAR USD CORPORATE BOND ETF

Performance as of February 28, 2018

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(0.47)%	(0.15)%	(0.20)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$988.20	$0.59	$1,000.00	$1,024.20	$0.60	0.12%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® ESG 1-5 YEAR USD CORPORATE BOND ETF

The iShares ESG 1-5 Year USD Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of short-term U.S. dollar-denominated, investment-grade corporate bonds issued by companies that have positive environmental, social and governance characteristics while exhibiting risk and return characteristics of the broader short-term corporate bond market, as represented by the Bloomberg Barclays MSCI U.S. Corporate 1-5 Year ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period from July 11, 2017 (inception date of the Fund) through February 28, 2018, the total return for the Fund was -0.47%, net of fees, while the total return for the Index was -0.20%.

Among the investment-grade corporate bonds with maturity dates between one and five years issued by companies with positive ESG characteristics in the Index, bonds in the industrial sector were the largest detractors from the Index’s performance for the reporting period. Within the sector, consumer non-cyclical bonds detracted the most, as debt issued by consumer products, food and beverage, health care, and pharmaceuticals companies all weighed modestly on performance.

Bonds issued by financial companies with positive ESG characteristics also detracted slightly from the Index’s return for the reporting period. Within the financial sector, debt issued by banks was the primary detractor. Bank-issued debt was particularly affected by a selloff related to changes in the U.S. tax code. Tax rates for banks declined significantly beginning in 2018, but the late 2017 tax changes necessitated a one-time charge to bank earnings for the fourth quarter. Other modest detractors in the sector included finance companies, insurance firms, brokerages, asset managers, and exchanges.

On the upside, bonds issued by utilities companies with positive ESG characteristics made a small contribution to the Index’s performance for the reporting period. Within the sector, electric utilities were the leading contributors to return.

Looking at the Index’s performance by credit quality, strong investor demand for yield meant higher-yielding unrated and lower-rated securities outperformed the highest-rated bonds, which posted a negative return. Consequently, bonds rated A and Aa were the largest detractors from a credit perspective, while unrated bonds were solid contributors for the reporting period.

ALLOCATION BY CREDIT QUALITY

As of 2/28/18

Moody’s Credit Rating [1]	Percentage of Total Investments [2]
Aaa	2.69%
Aa	15.22
A	41.67
Baa	37.98
Ba	2.44

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 2/28/18

Maturity	Percentage of Total Investments [2]
1-2 Years	20.21%
2-3 Years	22.37
3-4 Years	34.84
4-5 Years	22.15
5-6 Years	0.43

TOTAL	100.00%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® ESG USD CORPORATE BOND ETF

Performance as of February 28, 2018

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(0.11)%	0.25%	0.09%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

The inception date of the Fund was 7/11/17. The first day of secondary market trading was 7/13/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$983.50	$0.89	$1,000.00	$1,023.90	$0.90	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® ESG USD CORPORATE BOND ETF

The iShares ESG USD Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds issued by companies that have positive environmental, social and governance characteristics while exhibiting risk and return characteristics of the broader corporate bond market, as represented by the Bloomberg Barclays MSCI U.S. Corporate ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the reporting period from July 11, 2017 (inception date of the Fund) through February 28, 2018, the total return for the Fund was -0.11%, net of fees, while the total return for the Index was 0.09%.

Among the investment-grade corporate bonds issued by companies with positive ESG characteristics in the Index, bonds in the industrial sector contributed the majority of the return, led by energy companies. Steadily rising oil prices and a decline in bankruptcies in the oil and gas industry led to improved investor confidence in the ability of energy companies to service their debt, causing a surge in demand for bonds in the industry.

Bonds issued by companies in the utilities sector also contributed to the Index’s performance for the reporting period. Within the sector, securities issued by both electric and natural gas utilities made a modestly positive contribution to return.

Bonds issued by financial companies with positive ESG characteristics detracted slightly from the Index’s return for the reporting period. Within the financial sector, securities issued by finance companies and banks were the primary detractors. Bank-issued debt was particularly affected by a selloff related to changes in the U.S. tax code. Tax rates for banks declined significantly beginning in 2018, but the late 2017 tax changes necessitated a one-time charge to bank earnings for the fourth quarter. Diversified manufacturing companies and pharmaceuticals firms were other notable detractors from the Index’s return.

Looking at performance by credit quality, strong investor demand for yield meant higher-yielding unrated and lower-rated securities posted gains, while the highest-rated bonds had a negative return. Consequently, bonds rated Baa and lower contributed to the Index’s performance for the reporting period, while bonds rated A and higher detracted slightly from return.

ALLOCATION BY CREDIT QUALITY

As of 2/28/18

Moody’s Credit Rating [1]	Percentage of Total Investments [2]
Aaa	3.00%
Aa	7.31
A	39.76
Baa	47.36
Ba	2.06
Not Rated	0.51

TOTAL	100.00%

ALLOCATION BY MATURITY

As of 2/28/18

Maturity	Percentage of Total Investments [2]
1-5 Years	40.14%
5-10 Years	28.84
10-15 Years	1.76
15-20 Years	4.43
More than 20 Years	24.83

TOTAL	100.00%

[1]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® ESG 1-5 YEAR USD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.59%

ADVERTISING — 1.14%
WPP Finance 2010
3.63%, 09/07/22	$200	$201,898
4.75%, 11/21/21	75	78,955

		280,853
AEROSPACE & DEFENSE — 2.01%
Rockwell Collins Inc.
1.95%, 07/15/19	50	49,504
2.80%, 03/15/22 (Call 02/15/22)	200	195,376
5.25%, 07/15/19	135	139,482
United Technologies Corp.
3.10%, 06/01/22	110	109,683

		494,045
AGRICULTURE — 1.70%
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)	150	151,264
8.50%, 06/15/19	250	267,395

		418,659
AUTO MANUFACTURERS — 1.98%
American Honda Finance Corp.
1.65%, 07/12/21	100	96,074
1.70%, 09/09/21	150	143,727
2.00%, 02/14/20	100	98,745
2.25%, 08/15/19	150	149,190

		487,736
BANKS — 30.91%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	50	48,773
2.63%, 05/19/22	50	48,816
2.63%, 11/09/22[a]	50	48,563
2.70%, 11/16/20	350	347,410
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20[a]	250	248,532
Bancolombia SA
5.95%, 06/03/21	50	53,706
Bank of Montreal
1.50%, 07/18/19	200	196,642
1.90%, 08/27/21	180	173,120
2.35%, 09/11/22	135	130,313

Security	Principal (000s)	Value
Bank of New York Mellon Corp. (The)
4.15%, 02/01/21	$100	$103,090
Bank of Nova Scotia (The)
2.45%, 09/19/22	150	145,169
2.70%, 03/07/22	150	147,091
2.80%, 07/21/21	275	273,009
BPCE SA
2.65%, 02/03/21[a]	300	295,398
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	375	368,805
2.55%, 06/16/22	100	97,381
Citigroup Inc.
(3 mo. LIBOR US + 0.950%)
2.88%, 07/24/23 (Call 07/24/22)[b]	50	48,848
Commonwealth Bank of Australia/New York NY
2.30%, 03/12/20	250	246,987
2.40%, 11/02/20	250	246,420
2.55%, 03/15/21	50	49,316
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	248,437
2.88%, 06/29/22 (Call 05/29/22)	150	146,295
Deutsche Bank AG/New York NY
3.30%, 11/16/22[a]	100	97,597
Goldman Sachs Group Inc. (The)
3.00%, 04/26/22 (Call 04/26/21)	50	49,271
3.20%, 02/23/23 (Call 01/23/23)	50	49,216
5.25%, 07/27/21	125	133,146
5.75%, 01/24/22	125	135,730
KeyBank N.A./Cleveland OH
2.40%, 06/09/22	100	96,782
2.50%, 11/22/21	50	48,920
Mizuho Financial Group Inc.
2.60%, 09/11/22	100	96,616
2.95%, 02/28/22	50	49,140
Morgan Stanley
2.63%, 11/17/21	50	48,938
2.75%, 05/19/22	75	73,338
5.50%, 07/28/21	80	85,854
National Australia Bank Ltd./New York
2.50%, 05/22/22	185	179,472
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	250	246,302

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® ESG 1-5 YEAR USD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Northern Trust Corp.
2.38%, 08/02/22	$200	$194,822
3.38%, 08/23/21	25	25,425
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)[c]	100	97,712
3.70%, 03/28/22 (Call 02/28/22)[c]	100	99,930
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	50	47,875
2.30%, 03/11/20	250	247,207
2.63%, 03/15/21	150	147,834
State Street Corp.
1.95%, 05/19/21	80	77,562
4.38%, 03/07/21	200	208,562
(3 mo. LIBOR US + 0.635%)
2.65%, 05/15/23 (Call 05/15/22)[b]	55	53,867
Sumitomo Mitsui Financial Group Inc.
3.10%, 01/17/23	100	98,607
Toronto-Dominion Bank (The)
1.80%, 07/13/21	280	269,654
2.13%, 04/07/21	150	146,389
2.50%, 12/14/20	175	173,371
Westpac Banking Corp.
2.10%, 05/13/21	500	485,500
4.88%, 11/19/19	125	129,359

		7,606,119
BEVERAGES — 6.56%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	225	222,925
Anheuser-Busch InBev Worldwide Inc.
3.75%, 01/15/22	75	76,583
5.38%, 01/15/20	150	156,965
Coca-Cola European Partners U.S. LLC
3.50%, 09/15/20	150	152,160
Diageo Capital PLC
4.83%, 07/15/20	300	313,911
Diageo Investment Corp.
2.88%, 05/11/22	100	99,208
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)	130	125,252
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	125	119,926
1.85%, 04/30/20 (Call 03/30/20)	100	98,566
2.25%, 05/02/22 (Call 04/02/22)	50	48,595
2.75%, 03/05/22	25	24,794

Security	Principal (000s)	Value
3.00%, 08/25/21	$90	$90,561
3.10%, 07/17/22 (Call 05/17/22)	85	85,451

		1,614,897
BUILDING MATERIALS — 0.33%
CRH America Inc.
5.75%, 01/15/21	75	80,306

		80,306
CHEMICALS — 0.46%
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	65	63,885
3.75%, 11/15/21 (Call 08/15/21)	25	25,232
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)	25	24,397

		113,514
COMMERCIAL SERVICES — 1.97%
Ecolab Inc.
2.25%, 01/12/20	200	198,380
2.38%, 08/10/22 (Call 07/10/22)	25	24,157
4.35%, 12/08/21	250	261,147

		483,684
COMPUTERS — 3.95%
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)[c]	205	209,266
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	175	176,907
4.40%, 10/15/22 (Call 08/15/22)	100	103,622
HP Inc.
3.75%, 12/01/20	200	203,816
4.30%, 06/01/21	50	51,733
4.65%, 12/09/21	52	54,463
International Business Machines Corp.
2.25%, 02/19/21	50	49,195
2.50%, 01/27/22	100	98,311
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)[c]	25	24,748

		972,061
COSMETICS & PERSONAL CARE — 1.63%
Procter & Gamble Co. (The)
1.85%, 02/02/21	25	24,428
1.90%, 11/01/19	280	277,718
2.30%, 02/06/22	100	97,966

		400,112

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® ESG 1-5 YEAR USD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 3.95%
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	$50	$48,350
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	350	341,481
2.70%, 03/03/22 (Call 01/31/22)	125	122,566
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	300	293,481
International Lease Finance Corp.
5.88%, 08/15/22	30	32,713
8.63%, 01/15/22	50	58,973
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	75	74,050

		971,614
ELECTRIC—5.49%
Commonwealth Edison Co.
4.00%, 08/01/20 (Call 05/01/20)	100	102,647
Consolidated Edison Inc.
2.00%, 05/15/21 (Call 04/15/21)	125	121,311
Consumers Energy Co.
6.13%, 03/15/19	50	51,739
Edison International
2.40%, 09/15/22 (Call 08/15/22)	100	96,088
Eversource Energy
4.50%, 11/15/19	100	102,904
Series K
2.75%, 03/15/22 (Call 02/15/22)	50	49,242
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)[a]	25	24,861
3.50%, 06/01/22 (Call 05/01/22)	100	99,929
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	195	194,949
4.25%, 06/15/22 (Call 03/15/22)[a]	50	51,563
NextEra Energy Capital Holdings Inc.
2.30%, 04/01/19	50	49,793
2.40%, 09/15/19 (Call 08/15/19)	150	149,215
Public Service Co. of Colorado
5.13%, 06/01/19	250	257,480

		1,351,721
ELECTRONICS — 1.52%
Agilent Technologies Inc.
5.00%, 07/15/20	50	52,348

Security	Principal (000s)	Value
Honeywell International Inc.
1.40%, 10/30/19	$25	$24,527
1.85%, 11/01/21 (Call 10/01/21)[a]	150	144,484
Koninklijke Philips NV
3.75%, 03/15/22	150	153,105

		374,464
FOOD — 2.78%
Campbell Soup Co.
4.25%, 04/15/21	50	51,600
General Mills Inc.
2.20%, 10/21/19	150	148,678
3.15%, 12/15/21 (Call 09/15/21)	75	74,983
Kellogg Co.
3.13%, 05/17/22[a]	50	49,943
4.00%, 12/15/20	300	308,157
4.15%, 11/15/19	50	51,134

		684,495
GAS — 0.16%
Sempra Energy
1.63%, 10/07/19	40	39,228

		39,228
HEALTH CARE – PRODUCTS — 0.34%
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	85	82,804

		82,804
HEALTH CARE – SERVICES — 0.53%
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	50	51,413
Quest Diagnostics Inc.
4.70%, 04/01/21	75	78,531

		129,944
HOUSEHOLD PRODUCTS & WARES — 0.51%
Clorox Co. (The)
3.80%, 11/15/21	50	51,308
Kimberly-Clark Corp.
2.40%, 03/01/22	75	73,226

		124,534
HOUSEWARES — 0.30%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	75	74,230

		74,230

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® ESG 1-5 YEAR USD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
INSURANCE — 0.62%
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	$100	$98,989
Prudential Financial Inc.
5.38%, 06/21/20	50	52,711

		151,700
LODGING — 1.38%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	125	120,667
2.88%, 03/01/21 (Call 02/01/21)	220	218,962

		339,629
MACHINERY — 2.10%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	100	95,914
1.93%, 10/01/21	115	111,097
Caterpillar Inc.
3.90%, 05/27/21	102	105,183
CNH Industrial Capital LLC
3.38%, 07/15/19	150	150,295
Xylem Inc./NY
4.88%, 10/01/21	50	53,134

		515,623
MANUFACTURING — 2.27%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	150	144,053
2.00%, 06/26/22	185	178,540
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	80	78,934
4.65%, 10/17/21	150	157,000

		558,527
MEDIA — 1.45%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	75	76,733
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	100	98,577
Time Warner Inc.
4.00%, 01/15/22	50	51,300
4.75%, 03/29/21	25	26,190
4.88%, 03/15/20	100	103,737

		356,537

Security	Principal (000s)	Value
OFFICE & BUSINESS EQUIPMENT — 0.40%
Pitney Bowes Inc.
3.63%, 10/01/21 (Call 09/01/21)	$50	$47,783
Xerox Corp.
4.50%, 05/15/21	50	51,247

		99,030
OIL & GAS — 2.41%
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	100	97,225
5.70%, 10/15/19	25	25,940
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	30	29,773
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	75	76,312
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	25	25,646
Total Capital International SA
2.10%, 06/19/19	50	49,683
2.75%, 06/19/21	35	34,851
2.88%, 02/17/22[a]	100	99,234
Total Capital SA
4.13%, 01/28/21	100	103,445
4.45%, 06/24/20	50	51,894

		594,003
OIL & GAS SERVICES — 1.62%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	300	301,071
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	100	97,637

		398,708
PHARMACEUTICALS — 2.98%
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	160	155,027
Cardinal Health Inc.
2.40%, 11/15/19	175	174,022
2.62%, 06/15/22 (Call 05/15/22)[a]	200	193,444
Mead Johnson Nutrition Co.
3.00%, 11/15/20	35	34,977
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	100	99,169
3.45%, 11/13/20 (Call 10/13/20)	75	75,843

		732,482

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® ESG 1-5 YEAR USD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
PIPELINES — 0.50%
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	$70	$67,894
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (Call 06/01/22)	30	30,377
ONEOK Inc.
4.25%, 02/01/22 (Call 11/01/21)	25	25,649

		123,920
REAL ESTATE INVESTMENT TRUSTS — 0.96%
American Tower Corp.
4.70%, 03/15/22	75	78,528
Boston Properties LP
4.13%, 05/15/21 (Call 02/15/21)	100	103,199
5.63%, 11/15/20 (Call 08/15/20)	50	53,318

		235,045
RETAIL — 2.23%
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	225	239,152
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	110	108,622
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)	50	50,006
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	50	50,667
Target Corp.
2.90%, 01/15/22	75	75,106
3.88%, 07/15/20	25	25,719

		549,272
SEMICONDUCTORS — 2.29%
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	200	193,706
2.45%, 07/29/20	100	99,679
3.30%, 10/01/21	170	172,960
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	100	97,342

		563,687
SOFTWARE — 2.62%
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	200	192,064
1.85%, 02/06/20	100	98,939
2.38%, 02/12/22 (Call 01/12/22)	175	171,675
2.40%, 02/06/22 (Call 01/06/22)	104	102,164

Security	Principal or Shares (000s)	Value
3.00%, 10/01/20	$80	$80,915

		645,757
TELECOMMUNICATIONS — 4.59%
Motorola Solutions Inc.
3.75%, 05/15/22	75	75,031
Orange SA
1.63%, 11/03/19	225	220,734
5.38%, 07/08/19	110	113,771
Telefonica Emisiones SAU
5.46%, 02/16/21	100	106,445
5.88%, 07/15/19	150	156,059
Vodafone Group PLC
2.50%, 09/26/22	125	120,861
4.38%, 03/16/21	50	51,931
5.45%, 06/10/19	275	284,336

		1,129,168
TRANSPORTATION — 0.95%
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	35	34,914
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	150	149,361
United Parcel Service Inc.
2.35%, 05/16/22 (Call 04/16/22)	50	48,697

		232,972

TOTAL CORPORATE BONDS & NOTES
(Cost: $24,365,676)		24,011,080

SHORT-TERM INVESTMENTS — 6.12%

MONEY MARKET FUNDS — 6.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,e,f]	1,132	1,132,228
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,e]	372	371,938

		1,504,166

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,504,221)		1,504,166

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® ESG 1-5 YEAR USD CORPORATE BOND ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 103.71%
(Cost: $25,869,897)	$25,515,246
Other Assets, Less Liabilities — (3.71)%	(911,925)

NET ASSETS — 100.00%	$24,603,321

[a]	All or a portion of this security is on loan.
[b]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	Affiliate of the Fund.
[e]	Annualized 7-day yield as of period end.
[f]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the period ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/11/17 [a] (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 02/28/18 (000s)	Value at 02/28/18	Income		Net realized gain (loss) [b]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,132	[c]	—	1,132	$1,132,228	$368	[d]	$(62)	$(55)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	372	[c]	—	372	371,938	1,436		—	—

						$1,504,166	$1,804		$(62)	$(55)

[a]	The Fund commenced operations on July 11, 2017.
[b]	Includes realized capital gain distributions from an affiliated fund, if any.
[c]	Net of purchases and sales.
[d]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$24,011,080	$—	$24,011,080
Money market funds	1,504,166	—	—	1,504,166

Total	$1,504,166	$24,011,080	$—	$25,515,246

See notes to financial statements.

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® ESG USD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.36%

ADVERTISING — 1.24%
WPP Finance 2010
3.75%, 09/19/24	$20	$20,037
4.75%, 11/21/21	125	131,593

		151,630
AEROSPACE & DEFENSE — 2.50%
Embraer Netherlands Finance BV
5.40%, 02/01/27	35	37,180
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	25	23,979
3.85%, 04/15/45 (Call 10/15/44)	10	9,400
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	50	48,844
3.20%, 03/15/24 (Call 01/15/24)	150	146,988
United Technologies Corp.
4.50%, 06/01/42	40	41,156

		307,547
AGRICULTURE — 1.36%
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	35	32,958
8.50%, 06/15/19	125	133,698

		166,656
APPAREL — 0.43%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	25	24,158
2.38%, 11/01/26 (Call 08/01/26)	15	13,846
3.88%, 11/01/45 (Call 05/01/45)	15	14,774

		52,778
AUTO MANUFACTURERS — 0.26%
Ford Motor Co.
5.29%, 12/08/46 (Call 06/08/46)[a]	20	19,657
7.45%, 07/16/31	10	12,221

		31,878
BANKS — 20.67%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	250	243,862
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20	200	198,826
Bank of America Corp.
5.00%, 01/21/44	15	16,907

Security	Principal (000s)	Value
5.88%, 02/07/42	$10	$12,484
(3 mo. LIBOR US + 1.990%)
4.44%, 01/20/48 (Call 01/20/47)[b]	55	57,062
Bank of Montreal
1.90%, 08/27/21	35	33,662
2.35%, 09/11/22	25	24,132
2.55%, 11/06/22 (Call 10/06/22)	50	48,558
Bank of New York Mellon Corp. (The)
(3 mo. LIBOR US + 1.069%)
3.44%, 02/07/28 (Call 02/07/27)[b]	35	34,398
Bank of Nova Scotia (The)
2.35%, 10/21/20	100	98,687
2.70%, 03/07/22[a]	50	49,031
2.80%, 07/21/21	35	34,747
4.38%, 01/13/21	50	52,016
4.50%, 12/16/25	25	25,582
BPCE SA
2.75%, 12/02/21[a]	250	244,982
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	100	97,381
Citigroup Inc.
4.75%, 05/18/46	55	56,322
8.13%, 07/15/39	10	15,235
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	248,437
Cooperatieve Rabobank UA
5.25%, 05/24/41	15	17,758
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27 (Call 01/26/26)	50	49,320
5.15%, 05/22/45	10	10,821
6.25%, 02/01/41	10	12,683
6.75%, 10/01/37	50	63,159
HSBC Holdings PLC
6.10%, 01/14/42	30	38,640
JPMorgan Chase & Co.
4.95%, 06/01/45	10	10,796
6.40%, 05/15/38	15	19,614
(3 mo. LIBOR US + 1.580%)
4.26%, 02/22/48 (Call 02/22/47)[b]	55	54,946
Morgan Stanley
3.95%, 04/23/27	35	34,429
4.30%, 01/27/45	20	20,000
4.38%, 01/22/47	40	40,534

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® ESG USD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Northern Trust Corp.
3.38%, 08/23/21	$75	$76,276
(3 mo. LIBOR US + 1.131%)
3.38%, 05/08/32 (Call 05/08/27)[b]	30	28,753
Royal Bank of Canada
4.65%, 01/27/26	15	15,559
Santander Holdings USA Inc.
4.50%, 07/17/25 (Call 04/17/25)	35	35,509
State Street Corp.
3.55%, 08/18/25	125	125,409
Sumitomo Mitsui Financial Group Inc.
3.54%, 01/17/28	15	14,640
SVB Financial Group
3.50%, 01/29/25	25	24,346
Toronto-Dominion Bank (The)
(5 year USD Swap + 2.205%)
3.63%, 09/15/31 (Call 09/15/26)[b]	35	33,621
Westpac Banking Corp.
2.10%, 05/13/21	100	97,100
2.60%, 11/23/20	50	49,543
3.35%, 03/08/27	75	72,787

		2,538,554
BEVERAGES — 5.87%
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	125	123,725
4.70%, 02/01/36 (Call 08/01/35)	15	15,765
4.90%, 02/01/46 (Call 08/01/45)	35	37,335
Coca-Cola European Partners U.S. LLC
3.50%, 09/15/20	100	101,440
Coca-Cola Femsa SAB de CV
4.63%, 02/15/20	100	103,458
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	15	14,914
4.83%, 07/15/20	50	52,318
Diageo Investment Corp.
2.88%, 05/11/22	125	124,010
Molson Coors Brewing Co.
4.20%, 07/15/46 (Call 01/15/46)	20	18,734
PepsiCo Inc.
3.60%, 03/01/24 (Call 12/01/23)	100	101,958
4.45%, 04/14/46 (Call 10/14/45)	25	26,830

		720,487

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.75%
Amgen Inc.
4.66%, 06/15/51 (Call 12/15/50)	$30	$30,442
Biogen Inc.
5.20%, 09/15/45 (Call 03/15/45)	20	21,756
Celgene Corp.
5.00%, 08/15/45 (Call 02/15/45)	10	10,340
Gilead Sciences Inc.
4.15%, 03/01/47 (Call 09/01/46)	30	29,051

		91,589
BUILDING MATERIALS — 0.20%
Johnson Controls International PLC
4.95%, 07/02/64 (Call 01/02/64)[c]	10	10,445
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	15	14,323

		24,768
CHEMICALS — 0.74%
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	20	19,984
EI du Pont de Nemours & Co.
4.15%, 02/15/43[a]	25	24,640
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	5	4,904
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	20	21,251
Sherwin-Williams Co. (The)
4.50%, 06/01/47 (Call 12/01/46)	20	20,000

		90,779
COMMERCIAL SERVICES — 1.76%
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	50	46,716
3.25%, 01/14/23 (Call 11/14/22)	50	50,009
4.35%, 12/08/21	82	85,656
5.50%, 12/08/41	20	23,623
Western Union Co. (The)
6.20%, 11/17/36	10	10,502

		216,506
COMPUTERS — 3.35%
Apple Inc.
3.25%, 02/23/26 (Call 11/23/25)	25	24,628
3.35%, 02/09/27 (Call 11/09/26)	25	24,645
4.50%, 02/23/36 (Call 08/23/35)	15	16,363
4.65%, 02/23/46 (Call 08/23/45)	30	32,734

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® ESG USD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)[d]	$50	$53,398
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	100	101,090
6.35%, 10/15/45 (Call 04/15/45)	15	15,803
HP Inc.
4.05%, 09/15/22	100	102,761
International Business Machines Corp.
5.60%, 11/30/39	25	30,925
Seagate HDD Cayman
5.75%, 12/01/34 (Call 06/01/34)	10	9,488

		411,835
COSMETICS & PERSONAL CARE — 0.46%
Procter & Gamble Co. (The)
2.45%, 11/03/26	25	23,191
2.85%, 08/11/27	35	33,361

		56,552
DIVERSIFIED FINANCIAL SERVICES — 3.12%
American Express Credit Corp.
3.30%, 05/03/27 (Call 04/03/27)	50	48,473
AXA Financial Inc.
7.00%, 04/01/28	35	42,838
Franklin Resources Inc.
2.85%, 03/30/25	35	33,857
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	200	195,654
Jefferies Group LLC
6.25%, 01/15/36	15	16,544
Visa Inc.
3.15%, 12/14/25 (Call 09/14/25)	25	24,539
4.30%, 12/14/45 (Call 06/14/45)	20	21,198

		383,103
ELECTRIC — 8.51%
Arizona Public Service Co.
4.35%, 11/15/45 (Call 05/15/45)	10	10,556
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	15	14,556
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	100	91,798
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	25	28,917

Security	Principal (000s)	Value
Consolidated Edison Co. of New York Inc.
4.50%, 12/01/45 (Call 06/01/45)	$30	$32,340
Dominion Energy Inc.
7.00%, 06/15/38	25	33,004
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	25	22,752
Exelon Corp.
3.50%, 06/01/22 (Call 05/01/22)	50	49,965
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	50	51,072
5.60%, 06/15/42 (Call 12/15/41)[a]	20	20,910
Florida Power & Light Co.
5.95%, 02/01/38	10	12,731
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27 (Call 02/01/27)	50	48,962
4.50%, 06/01/21 (Call 03/01/21)	150	155,899
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	50	48,608
Progress Energy Inc.
6.00%, 12/01/39	20	24,880
Public Service Electric & Gas Co.
3.80%, 03/01/46 (Call 09/01/45)	15	14,707
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	40	37,256
South Carolina Electric & Gas Co.
6.05%, 01/15/38	10	11,933
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	35	38,206
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	35	33,325
4.40%, 07/01/46 (Call 01/01/46)	25	25,061
Southwestern Electric Power Co.
6.20%, 03/15/40	20	25,246
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	10	11,231
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	35	34,364
3.35%, 12/01/26 (Call 06/01/26)	65	63,653
4.70%, 05/15/20 (Call 11/15/19)	100	103,108

		1,045,040
ELECTRONICS — 1.88%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	100	101,623

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® ESG USD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	$10	$9,395
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)[a]	50	48,161
2.50%, 11/01/26 (Call 08/01/26)	50	46,213
Keysight Technologies Inc.
4.60%, 04/06/27 (Call 01/06/27)	25	25,791

		231,183
ENGINEERING & CONSTRUCTION — 0.13%
ABB Finance USA Inc.
4.38%, 05/08/42	15	15,448

		15,448
FOOD — 3.13%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	50	49,146
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	75	74,983
3.20%, 02/10/27 (Call 11/10/26)[a]	25	23,840
Kellogg Co.
3.25%, 04/01/26	50	47,770
4.15%, 11/15/19	150	153,400
Kraft Heinz Foods Co.
5.20%, 07/15/45 (Call 01/15/45)	25	25,473
Kroger Co. (The)
4.65%, 01/15/48 (Call 07/15/47)	10	9,663

		384,275
FOREST PRODUCTS & PAPER — 0.18%
International Paper Co.
5.15%, 05/15/46 (Call 11/15/45)	20	21,892

		21,892
GAS — 0.81%
Dominion Energy Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	10	10,541
NiSource Inc.
4.80%, 02/15/44 (Call 08/15/43)	15	16,201
Sempra Energy
6.00%, 10/15/39	10	12,360
Southern California Gas Co.
2.60%, 06/15/26 (Call 03/15/26)	50	46,763
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	15	13,945

		99,810

Security	Principal (000s)	Value
HEALTH CARE – PRODUCTS — 0.79%
Abbott Laboratories
4.90%, 11/30/46 (Call 05/30/46)	$20	$21,601
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	50	47,928
Medtronic Inc.
4.63%, 03/15/44 (Call 09/15/43)	25	27,214

		96,743
HEALTH CARE – SERVICES — 0.63%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	10	8,856
Anthem Inc.
4.63%, 05/15/42	25	25,291
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	10	10,588
UnitedHealth Group Inc.
4.75%, 07/15/45	30	33,102

		77,837
HOUSEHOLD PRODUCTS & WARES — 1.41%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	125	124,795
Kimberly-Clark Corp.
3.05%, 08/15/25	50	48,932

		173,727
HOUSEWARES — 0.13%
Newell Brands Inc.
5.50%, 04/01/46 (Call 10/01/45)	15	15,886

		15,886
INSURANCE — 1.60%
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	5	5,071
American International Group Inc.
4.50%, 07/16/44 (Call 01/16/44)	25	24,826
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	30	37,534
Manulife Financial Corp.
(5 year USD Swap + 1.647%)
4.06%, 02/24/32 (Call 02/24/27)[b]	25	24,526
Marsh & McLennan Companies Inc.
4.35%, 01/30/47 (Call 07/30/46)[a]	25	25,626
MetLife Inc.
4.60%, 05/13/46 (Call 11/13/45)[a]	25	26,337

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® ESG USD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Prudential Financial Inc.
4.60%, 05/15/44	$25	$26,497
Travelers Companies Inc. (The)
4.00%, 05/30/47 (Call 11/30/46)	20	20,009
5.35%, 11/01/40	5	6,013

		196,439
INTERNET — 0.16%
Amazon.com Inc.
4.05%, 08/22/47 (Call 02/22/47)[d]	20	19,877

		19,877
LODGING — 0.35%
Marriott International Inc./MD Series R
3.13%, 06/15/26 (Call 03/15/26)	45	42,705

		42,705
MACHINERY — 1.47%
Caterpillar Financial Services Corp.
3.25%, 12/01/24	50	49,805
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	25	25,319
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	50	51,617
Xylem Inc./NY
4.88%, 10/01/21	50	53,133

		179,874
MANUFACTURING — 2.65%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	175	168,061
2.25%, 09/19/26 (Call 06/19/26)	50	45,879
General Electric Co.
3.38%, 03/11/24	35	34,405
4.13%, 10/09/42	15	14,013
5.88%, 01/14/38	40	46,846
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/44 (Call 05/01/44)	15	15,762

		324,966
MEDIA — 1.92%
21st Century Fox America Inc.
5.40%, 10/01/43	25	29,261

Security	Principal (000s)	Value
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35 (Call 04/23/35)	$20	$22,536
6.48%, 10/23/45 (Call 04/23/45)	10	11,245
Comcast Corp.
4.60%, 08/15/45 (Call 02/15/45)	40	41,448
6.95%, 08/15/37	10	13,350
Discovery Communications LLC
4.88%, 04/01/43	15	14,283
5.20%, 09/20/47 (Call 03/20/47)	10	9,937
Time Warner Cable LLC
6.75%, 06/15/39	20	22,971
Time Warner Inc.
3.80%, 02/15/27 (Call 11/15/26)	25	24,283
6.25%, 03/29/41	25	29,740
Viacom Inc.
5.85%, 09/01/43 (Call 03/01/43)	15	16,426

		235,480
MINING — 0.29%
Newmont Mining Corp.
6.25%, 10/01/39	20	24,469
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	10	11,689

		36,158
OIL & GAS — 2.70%
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	25	24,683
Cenovus Energy Inc.
5.40%, 06/15/47 (Call 12/15/46)	20	20,074
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	40	41,160
Devon Energy Corp.
5.60%, 07/15/41 (Call 01/15/41)	20	22,356
Encana Corp.
6.50%, 02/01/38	15	18,084
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)[a]	50	48,815
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	15	15,752
Marathon Petroleum Corp.
6.50%, 03/01/41 (Call 09/01/40)	15	18,228

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® ESG USD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	$15	$15,967
Occidental Petroleum Corp.
4.40%, 04/15/46 (Call 10/15/45)	10	10,389
Phillips 66
4.88%, 11/15/44 (Call 05/15/44)	10	10,518
Suncor Energy Inc.
6.80%, 05/15/38	20	26,511
Total Capital Canada Ltd.
2.75%, 07/15/23	50	48,959
Valero Energy Corp.
4.90%, 03/15/45	10	10,619

		332,115
OIL & GAS SERVICES — 1.63%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	75	75,268
5.13%, 09/15/40	25	27,573
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	75	73,228
Halliburton Co.
5.00%, 11/15/45 (Call 05/15/45)	10	10,801
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)	15	13,030

		199,900
PHARMACEUTICALS — 3.51%
AbbVie Inc.
4.70%, 05/14/45 (Call 11/14/44)	30	30,990
AstraZeneca PLC
6.45%, 09/15/37	25	32,000
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	50	47,922
3.50%, 11/15/24 (Call 08/15/24)	100	98,349
4.63%, 12/15/20	50	52,074
CVS Health Corp.
5.13%, 07/20/45 (Call 01/20/45)	10	10,450
Johnson & Johnson
3.70%, 03/01/46 (Call 09/01/45)	20	19,554
Merck & Co. Inc.
3.70%, 02/10/45 (Call 08/10/44)	25	24,298
Novartis Capital Corp.
4.00%, 11/20/45 (Call 05/20/45)	10	10,194

Security	Principal (000s)	Value
Zoetis Inc.
4.50%, 11/13/25 (Call 08/13/25)	$100	$105,691

		431,522
PIPELINES — 2.27%
Columbia Pipeline Group Inc.
5.80%, 06/01/45 (Call 12/01/44)	15	17,401
Enbridge Inc.
3.70%, 07/15/27 (Call 04/15/27)	50	48,257
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	5	4,736
Enterprise Products Operating LLC
4.85%, 03/15/44 (Call 09/15/43)	25	26,162
Kinder Morgan Energy Partners LP
6.38%, 03/01/41	35	39,797
MPLX LP
5.20%, 03/01/47 (Call 09/01/46)	15	15,608
ONEOK Inc.
4.95%, 07/13/47 (Call 01/06/47)	10	10,131
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	10	11,538
Phillips 66 Partners LP
4.90%, 10/01/46 (Call 04/01/46)	10	10,079
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	15	14,713
Spectra Energy Partners LP
5.95%, 09/25/43 (Call 03/25/43)	20	23,454
TransCanada PipeLines Ltd.
7.25%, 08/15/38	25	34,242
Williams Partners LP
5.40%, 03/04/44 (Call 09/04/43)	10	10,682
6.30%, 04/15/40	10	11,823

		278,623
REAL ESTATE — 1.77%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	60	63,086
5.00%, 03/15/23 (Call 03/15/18)	50	51,256
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	50	50,836
4.25%, 08/15/23 (Call 05/15/23)	50	52,275

		217,453
REAL ESTATE INVESTMENT TRUSTS — 1.25%
American Tower Corp.
3.55%, 07/15/27 (Call 04/15/27)	15	14,290

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® ESG USD CORPORATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Boston Properties LP
3.65%, 02/01/26 (Call 11/03/25)	$25	$24,797
Brixmor Operating Partnership LP
4.13%, 06/15/26 (Call 03/15/26)	15	14,744
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)	20	25,426
Liberty Property LP
3.25%, 10/01/26 (Call 07/01/26)	50	47,770
Weyerhaeuser Co.
7.38%, 03/15/32	20	26,300

		153,327
RETAIL — 2.35%
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	150	159,435
Home Depot Inc. (The)
5.88%, 12/16/36	40	51,044
Lowe’s Companies Inc.
4.05%, 05/03/47 (Call 11/03/46)	20	19,594
Macy’s Retail Holdings Inc.
4.50%, 12/15/34 (Call 06/15/34)	10	8,724
McDonald’s Corp.
4.88%, 12/09/45 (Call 06/09/45)	10	10,881
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	20	19,304
Target Corp.
4.00%, 07/01/42	15	14,713
Walgreens Boots Alliance Inc.
4.65%, 06/01/46 (Call 12/01/45)	5	4,875

		288,570
SEMICONDUCTORS — 2.44%
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	35	34,275
Intel Corp.
3.15%, 05/11/27 (Call 02/11/27)[a]	100	97,716
3.30%, 10/01/21	100	101,741
4.80%, 10/01/41	15	17,047
NVIDIA Corp.
3.20%, 09/16/26 (Call 06/16/26)	50	48,476

		299,255
SOFTWARE — 3.54%
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	150	144,048
2.40%, 08/08/26 (Call 05/08/26)	50	46,421

Security	Principal (000s)	Value
3.30%, 02/06/27 (Call 11/06/26)	$100	$99,102
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	50	53,342
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	25	23,369
5.38%, 07/15/40	40	48,340
6.13%, 07/08/39	15	19,619

		434,241
TELECOMMUNICATIONS — 5.63%
America Movil SAB de CV
6.38%, 03/01/35	20	24,219
AT&T Inc.
4.50%, 03/09/48 (Call 09/09/47)	10	9,111
4.75%, 05/15/46 (Call 11/15/45)	50	47,237
4.90%, 08/14/37 (Call 02/14/37)	20	20,043
5.15%, 02/14/50 (Call 08/14/49)	20	19,940
5.25%, 03/01/37 (Call 09/01/36)	45	46,625
British Telecommunications PLC
9.13%, 12/15/30	20	29,021
Cisco Systems Inc.
2.95%, 02/28/26	50	48,480
Motorola Solutions Inc.
5.50%, 09/01/44	15	14,925
Orange SA
4.13%, 09/14/21	50	51,953
5.38%, 01/13/42	20	23,103
Rogers Communications Inc.
4.30%, 02/15/48 (Call 08/15/47)	10	9,894
Telefonica Emisiones SAU
7.05%, 06/20/36	20	25,456
Verizon Communications Inc.
4.27%, 01/15/36	50	47,974
4.52%, 09/15/48	10	9,450
4.67%, 03/15/55	10	9,342
5.01%, 08/21/54	50	49,234
Vodafone Group PLC
4.38%, 02/19/43	25	23,966
5.45%, 06/10/19	175	180,941

		690,914
TRANSPORTATION — 2.52%
CSX Corp.
3.95%, 05/01/50 (Call 11/01/49)	10	9,173
4.25%, 11/01/66 (Call 05/01/66)	5	4,563
6.22%, 04/30/40	10	12,496

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® ESG USD CORPORATE BOND ETF

February 28, 2018

Security	Principal or Shares (000s)	Value
FedEx Corp.
4.55%, 04/01/46 (Call 10/01/45)	$10	$10,174
Norfolk Southern Corp.
4.80%, 08/15/43 (Call 02/15/43)	10	10,718
4.84%, 10/01/41	10	10,961
Ryder System Inc.
2.65%, 03/02/20 (Call 02/02/20)	200	198,966
Union Pacific Corp.
3.80%, 10/01/51 (Call 04/01/51)	25	23,929
United Parcel Service Inc.
3.63%, 10/01/42	30	28,454

		309,434

TOTAL CORPORATE BONDS & NOTES (Cost: $12,303,941)		12,077,356

SHORT-TERM INVESTMENTS — 15.72%

MONEY MARKET FUNDS — 15.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[e,f,g]	643	643,423
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[e,f]	1,287	1,287,250

		1,930,673

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,930,676)		1,930,673

Value
TOTAL INVESTMENTS IN SECURITIES — 114.08%
(Cost: $14,234,617)	$14,008,029
Other Assets, Less Liabilities — (14.08)%	(1,729,071)

NET ASSETS — 100.00%	$12,278,958

[a]	All or a portion of this security is on loan.
[b]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[e]	Affiliate of the Fund.
[f]	Annualized 7-day yield as of period end.
[g]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the period ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Shares held at 07/11/17 [a] (000s)	Shares purchased (000s)		Shares sold (000s)	Shares held at 02/28/18 (000s)	Value at 02/28/18	Income		Net realized gain (loss) [b]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	643	[c]	—	643	$643,423	$393	[d]	$(59)	$(3)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,287	[c]	—	1,287	1,287,250	846		—	—

						$1,930,673	$1,239		$(59)	$(3)

[a]	The Fund commenced operations on July 11, 2017.
[b]	Includes realized capital gain distributions from an affiliated fund, if any.
[c]	Net of purchases and sales.
[d]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® ESG USD CORPORATE BOND ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$12,077,356	$—	$12,077,356
Money market funds	1,930,673	—	—	1,930,673

Total	$1,930,673	$12,077,356	$—	$14,008,029

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Statements of Assets and Liabilities

iSHARES® TRUST

February 28, 2018

	iShares ESG 1-5 Year USD Corporate Bond ETF	iShares ESG USD Corporate Bond ETF

ASSETS
Investments in securities, at cost:
Unaffiliated	$24,365,676	$12,303,941
Affiliated (Note 2)	1,504,221	1,930,676

Total cost of investments in securities	$25,869,897	$14,234,617

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$24,011,080	$12,077,356
Affiliated (Note 2)	1,504,166	1,930,673
Receivables:
Investment securities sold	1,254,559	126,734
Dividends and interest	195,551	124,294

Total Assets	26,965,356	14,259,057

LIABILITIES
Payables:
Investment securities purchased	1,227,420	1,335,247
Collateral for securities on loan (Note 1)	1,132,345	643,485
Investment advisory fees (Note 2)	2,270	1,367

Total Liabilities	2,362,035	1,980,099

NET ASSETS	$24,603,321	$12,278,958

Net assets consist of:
Paid-in capital	$24,918,390	$12,480,697
Undistributed net investment income	45,000	26,186
Accumulated net realized loss	(5,418)	(1,337)
Net unrealized depreciation	(354,651)	(226,588)

NET ASSETS	$24,603,321	$12,278,958

Shares outstanding[b]	1,000,000	500,000

Net asset value per share	$24.60	$24.56

[a]	Securities on loan with values of $1,099,306 and $624,713, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Period ended February 28, 2018

	iShares ESG 1-5 Year USD Corporate Bond ETF[a]	iShares ESG USD Corporate Bond ETF[a]

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$1,436	$846
Interest — unaffiliated	194,125	195,919
Securities lending income — affiliated — net (Note 2)	368	393

Total investment income	195,929	197,158

EXPENSES
Investment advisory fees (Note 2)	10,138	11,509

Total expenses	10,138	11,509

Net investment income	185,791	185,649

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,356)	(1,278)
Investments — affiliated (Note 2)	(62)	(59)

Net realized loss	(5,418)	(1,337)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(354,596)	(226,585)
Investments — affiliated (Note 2)	(55)	(3)

Net change in unrealized appreciation/depreciation	(354,651)	(226,588)

Net realized and unrealized loss	(360,069)	(227,925)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(174,278)	$(42,276)

[a]	For the period from July 11, 2017 (commencement of operations) to February 28, 2018.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares ESG 1-5 Year USD Corporate Bond ETF	iShares ESG USD Corporate Bond ETF
	Period from July 11, 2017[a] to February 28, 2018	Period from July 11, 2017[a] to February 28, 2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$185,791	$185,649
Net realized loss	(5,418)	(1,337)
Net change in unrealized appreciation/depreciation	(354,651)	(226,588)

Net decrease in net assets resulting from operations	(174,278)	(42,276)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(140,791)	(159,463)

Total distributions to shareholders	(140,791)	(159,463)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	24,918,390	12,480,697

Net increase in net assets from capital share transactions	24,918,390	12,480,697

INCREASE IN NET ASSETS	24,603,321	12,278,958

NET ASSETS
Beginning of period	—	—

End of period	$24,603,321	$12,278,958

Undistributed net investment income included in net assets at end of period	$45,000	$26,186

SHARES ISSUED
Shares sold	1,000,000	500,000

Net increase in shares outstanding	1,000,000	500,000

[a]	Commencement of operations.

See notes to financial statements.

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares ESG 1-5 Year USD Corporate Bond ETF

Period from Jul. 11, 2017[a] to Feb. 28, 2018
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment income[b]	0.35
Net realized and unrealized loss[c]	(0.47)

Total from investment operations	(0.12)

Less distributions from:
Net investment income	(0.28)

Total distributions	(0.28)

Net asset value, end of period	$24.60

Total return	(0.47)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$24,603
Ratio of expenses to average net assets[e]	0.12%
Ratio of net investment income to average net assets[e]	2.20%
Portfolio turnover rate[f]	30%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares ESG USD Corporate Bond ETF

Period from Jul. 11, 2017[a] to Feb. 28, 2018
Net asset value, beginning of period	$24.98

Income from investment operations:
Net investment income[b]	0.46
Net realized and unrealized loss[c]	(0.48)

Total from investment operations	(0.02)

Less distributions from:
Net investment income	(0.40)

Total distributions	(0.40)

Net asset value, end of period	$24.56

Total return	(0.11)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,279
Ratio of expenses to average net assets[e]	0.18%
Ratio of net investment income to average net assets[e]	2.90%
Portfolio turnover rate[f]	17%[d]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
ESG 1-5 Year USD Corporate Bond[a]	Non-diversified
ESG USD Corporate Bond[a]	Non-diversified

[a]	The Fund commenced operations on July 11, 2017.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Continued)

iSHARES® TRUST

generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Continued)

iSHARES® TRUST

investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
ESG 1-5 Year USD Corporate Bond
Citigroup Global Markets Inc.	$294,617	$294,617	$—
JPMorgan Securities LLC	567,917	567,917	—
Merrill Lynch, Pierce, Fenner & Smith	236,772	236,772	—

	$1,099,306	$1,099,306	$—

ESG USD Corporate Bond
BNP Paribas Prime Brokerage Inc.	$49,031	$49,031	$—
Citigroup Global Markets Inc.	124,463	124,463	—
JPMorgan Securities LLC	137,165	137,165	—
Merrill Lynch, Pierce, Fenner & Smith	314,054	314,054	—

	$624,713	$624,713	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
ESG 1-5 Year USD Corporate Bond	0.12%
ESG USD Corporate Bond	0.18

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the period ended February 28, 2018, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
ESG 1-5 Year USD Corporate Bond	$131
ESG USD Corporate Bond	146

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended February 28, 2018 were as follows:

iShares ETF	Purchases	Sales
ESG 1-5 Year USD Corporate Bond	$11,564,058	$3,963,799
ESG USD Corporate Bond	11,626,215	1,702,681

In-kind transactions (see Note 4) for the period ended February 28, 2018 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
ESG 1-5 Year USD Corporate Bond	$16,884,277	$—
ESG USD Corporate Bond	2,423,534	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the period ended February 28, 2018 was as follows:

iShares ETF	2018
ESG 1-5 Year USD Corporate Bond Ordinary income	$140,791

ESG USD Corporate Bond Ordinary income	$159,463

As of February 28, 2018, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
ESG 1-5 Year USD Corporate Bond	$45,000	$(5,356)	$(354,713)	$(315,069)
ESG USD Corporate Bond	26,186	(1,275)	(226,650)	(201,739)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of February 28, 2018, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
ESG 1-5 Year USD Corporate Bond	$5,356
ESG USD Corporate Bond	1,275

As of February 28, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG 1-5 Year USD Corporate Bond	$25,869,959	$4	$(354,717)	$(354,713)
ESG USD Corporate Bond	14,234,679	14,437	(241,087)	(226,650)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2018, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

(collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of

iShares ESG 1-5 Year USD Corporate Bond ETF and

iShares ESG USD Corporate Bond ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of iShares ESG 1-5 Year USD Corporate Bond ETF and iShares ESG USD Corporate Bond ETF (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of February 28, 2018, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 11, 2017 (commencement of operations) through February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2018, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for the period July 11, 2017 (commencement of operations) through February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

April 19, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended February 28, 2018, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

iShares ETF	Interest- Related Dividends
ESG 1-5 Year USD Corporate Bond	$130,025
ESG USD Corporate Bond	147,096

The Funds hereby designate the following amounts of distributions from direct federal obligation interest for the fiscal year ended February 28, 2018:

iShares ETF	Federal Obligation Interest
ESG 1-5 Year USD Corporate Bond	$675
ESG USD Corporate Bond	399

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

TAX INFORMATION	41

Supplemental Information (Unaudited)

iSHARES® TRUST

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
ESG 1-5 Year USD Corporate Bond	$0.279731	$—	$0.005079	$0.284810	98%	—%	2%	100%
ESG USD Corporate Bond	0.398658	—	—	0.398658	100	—	—	100

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Funds for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in each table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares ESG 1-5 Year USD Corporate Bond ETF

Period Covered: July 11, 2017 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.83%
Greater than 0.0% and Less than 0.5%	115	95.04
At NAV	5	4.13

	121	100.00%

iShares ESG USD Corporate Bond ETF

Period Covered: July 11, 2017 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	18	14.88%
Greater than 0.0% and Less than 0.5%	98	80.99
At NAV	5	4.13

	121	100.00%

SUPPLEMENTAL INFORMATION	43

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 347 funds (as of February 28, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).

Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).

Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

TRUSTEE AND OFFICER INFORMATION	45

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford

University Graduate School of

Business (2001-2017); Professor of

Law (by courtesy), Stanford Law

School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

TRUSTEE AND OFFICER INFORMATION	47

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

Notes:

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-209-0218

FEBRUARY 28, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares Intermediate Credit Bond ETF | CIU | NASDAQ

Management’s Discussion of Fund Performance

iSHARES® TRUST

U.S. CREDIT BOND MARKET OVERVIEW

U.S. investment-grade, credit-sensitive bond performance was positive during the 12 months ended February 28, 2018 (“reporting period”). The Bloomberg Barclays U.S. Credit Bond Index, a measure of U.S. dollar-denominated credit-sensitive bond performance, returned 2.12% for the reporting period, compared with the 0.51% return of the broad Bloomberg Barclays U.S. Aggregate Bond Index. Credit-sensitive bonds tend to react to changes in the economy or other factors that affect the issuer’s ability to meet its debt obligations.

The primary factors affecting bond market performance during the reporting period were a strengthening U.S. economy and federal tax reform. The final nine months of 2017 were the strongest three consecutive quarters of economic growth in more than 12 years. Key economic drivers included an increase in manufacturing activity and the lowest unemployment rate since December 2000.

In December 2017, the U.S. government passed federal tax reform legislation that included a steep reduction in corporate tax rates and a modest decrease in individual tax rates. The tax reform improved investors’ expectations for capital spending and economic growth, but it also raised concerns about federal budget deficits and higher inflation.

The annual consumer inflation rate remained near the 2% level targeted by the U.S. Federal Reserve Bank (“Fed”). However, signs of increasing inflation emerged late in the reporting period, including a sharp rise in energy prices and higher prices at the producer level. Inflation is typically measured in terms of both final (consumer) and intermediate (producer) goods; the Fed targets inflation in final goods.

In this environment, the Fed raised its short-term interest rate target three times during the reporting period to its highest level since October 2008. The Fed also began to reduce the amount of U.S. Treasury bonds and mortgage-backed securities on its balance sheet in October 2017. The interest rate increases and balance sheet reduction were part of the Fed’s plan to gradually reverse substantial economic stimulus measures, implemented in response to the 2008 credit crisis, and re-establish more normal monetary policy conditions.

A stronger economy, expectations of rising growth and inflation due to the tax cuts, and the Fed’s interest rate increases led to higher Treasury bond yields and lower bond prices, particularly in the latter half of the reporting period. However, credit-sensitive investment-grade bonds outperformed Treasury bonds as the difference in yield between credit-sensitive bonds and Treasury securities narrowed during the reporting period.

The performance of credit-sensitive bonds was a consequence of strong investor demand for yield. In particular, credit-sensitive bonds with lower credit ratings, which tend to have the highest yields, were the best performers for the reporting period, bolstered by the strong fundamentals of the domestic economy and a relatively low amount of defaults. Reflecting the Fed’s actions and investor demand, yields on short-term securities rose, while those on longer-term bonds were little changed. Consequently, the shortest-term credit-sensitive bonds posted modest gains, while intermediate- and longer-term securities generated stronger returns.

While overall issuance of corporate bonds hit a record high in 2017, net new corporate bond supply (which accounts for maturities and coupon payments of existing bonds) was lower than in either of the prior two years. In addition, federal tax reform made it less attractive for corporations to issue bonds and less costly to repatriate cash held overseas.

Among credit-sensitive bonds, U.S. corporate securities generated the best returns for the reporting period. U.S. dollar-denominated foreign bonds also advanced, helped by strong investor demand and healthy economic growth in emerging and developed markets.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® INTERMEDIATE CREDIT BOND ETF

Performance as of February 28, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.87%	0.80%	1.02%	0.87%	0.80%	1.02%
5 Years	1.84%	1.82%	2.07%	9.53%	9.43%	10.78%
10 Years	3.90%	3.76%	4.16%	46.55%	44.68%	50.26%

GROWTH OF $10,000 INVESTMENT (AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$982.90	$0.93	$1,000.00	$1,023.90	$0.95	0.19%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

The iShares Intermediate Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and ten years, as represented by the Bloomberg Barclays U.S. Intermediate Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2018, the total return for the Fund was 0.87%, net of fees, while the total return for the Index was 1.02%.

ALLOCATION BY INVESTMENT TYPE

As of 2/28/18

Investment Type	Percentage of Total Investments [1]
Corporate Bonds & Notes	87.45%
Foreign Government Obligations	12.42
Municipal Debt Obligations	0.13

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/28/18

Moody’s Credit Rating [2]	Percentage of Total Investments [1]
Aaa	10.85%
Aa	10.80
A	36.36
Baa	38.39
Ba	1.86
Not Rated	1.74

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 85.97%

ADVERTISING — 0.16%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$856	$861,727
4.00%, 03/15/22	595	605,317
4.20%, 04/15/24[a]	860	880,270
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	2,600	2,539,368
3.63%, 05/01/22	2,292	2,320,054
3.65%, 11/01/24 (Call 08/01/24)	705	701,757
4.45%, 08/15/20	1,315	1,361,091
6.25%, 07/15/19	1,200	1,255,104
WPP Finance 2010
3.63%, 09/07/22	790	797,497
3.75%, 09/19/24	170	170,316
4.75%, 11/21/21	325	342,141

		11,834,642
AEROSPACE & DEFENSE — 1.21%
Boeing Capital Corp.
4.70%, 10/27/19	265	274,553
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	189	184,549
1.88%, 06/15/23 (Call 04/15/23)	250	235,785
2.25%, 06/15/26 (Call 03/15/26)	1,615	1,487,044
2.35%, 10/30/21	120	118,448
2.50%, 03/01/25 (Call 12/01/24)[a]	245	233,189
2.60%, 10/30/25 (Call 07/30/25)	645	612,253
2.80%, 03/01/23 (Call 02/01/23)	2,555	2,526,665
2.80%, 03/01/27 (Call 12/01/26)	740	706,826
2.85%, 10/30/24 (Call 07/30/24)[a]	1,020	997,713
3.25%, 03/01/28 (Call 12/01/27)	1,355	1,337,399

Security	Principal (000s)	Value
4.88%, 02/15/20	$1,986	$2,076,423
6.00%, 03/15/19	600	620,718
7.95%, 08/15/24	200	252,448
8.75%, 08/15/21	420	500,459
Embraer Netherlands Finance BV
5.05%, 06/15/25	810	844,846
5.40%, 02/01/27[a]	2,750	2,921,242
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	300	280,950
2.13%, 08/15/26 (Call 05/15/26)	2,540	2,287,499
2.25%, 11/15/22 (Call 08/15/22)	660	635,989
2.38%, 11/15/24 (Call 09/15/24)	2,250	2,130,863
2.63%, 11/15/27 (Call 08/15/27)[a]	1,300	1,209,143
3.88%, 07/15/21 (Call 04/15/21)	587	604,862
Harris Corp.
2.70%, 04/27/20 (Call 03/27/20)	25	24,865
3.83%, 04/27/25 (Call 01/27/25)[a]	235	237,171
4.40%, 12/15/20	200	206,836
5.55%, 10/01/21	1,045	1,120,627
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)[a]	720	714,974
3.95%, 05/28/24 (Call 02/28/24)	534	540,707
4.75%, 07/15/20	742	769,016
4.95%, 02/15/21 (Call 11/15/20)[a]	908	949,523
5.20%, 10/15/19	1,380	1,429,832
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	3,375	3,343,241
2.90%, 03/01/25 (Call 12/01/24)	2,625	2,523,413
3.10%, 01/15/23 (Call 11/15/22)[a]	1,460	1,457,445

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.35%, 09/15/21	$3,080	$3,117,453
3.55%, 01/15/26 (Call 10/15/25)	611	611,073
4.25%, 11/15/19	822	844,589
Northrop Grumman Corp.
2.08%, 10/15/20	3,015	2,952,469
2.55%, 10/15/22 (Call 09/15/22)	2,650	2,561,331
2.93%, 01/15/25 (Call 11/15/24)	1,375	1,319,931
3.20%, 02/01/27 (Call 11/01/26)	2,283	2,189,739
3.25%, 08/01/23[a]	2,933	2,916,106
3.50%, 03/15/21	2,250	2,281,095
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	3,288	3,209,680
3.15%, 12/15/24 (Call 09/15/24)	570	565,742
4.40%, 02/15/20[a]	1,100	1,138,071
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	3,231	3,156,299
3.10%, 11/15/21 (Call 08/15/21)	450	449,100
3.50%, 03/15/27 (Call 12/15/26)	2,760	2,687,550
3.70%, 12/15/23 (Call 09/15/23)	850	858,373
5.25%, 07/15/19	450	464,940
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)[a]	870	853,696
United Technologies Corp.
1.50%, 11/01/19	2,690	2,642,279
1.95%, 11/01/21 (Call 10/01/21)	1,285	1,236,042
2.30%, 05/04/22 (Call 04/04/22)[a]	2,100	2,027,949
2.65%, 11/01/26 (Call 08/01/26)	670	621,807
2.80%, 05/04/24 (Call 03/04/24)	1,685	1,615,679

Security	Principal (000s)	Value
3.10%, 06/01/22	$4,285	$4,272,659
3.13%, 05/04/27 (Call 02/04/27)	2,090	1,983,703
4.50%, 04/15/20	3,828	3,972,966
8.75%, 03/01/21[a]	100	115,936

		87,063,773
AGRICULTURE — 1.08%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[a]	4,365	4,350,377
2.63%, 09/16/26 (Call 06/16/26)[a]	1,260	1,163,862
2.85%, 08/09/22	4,199	4,126,861
2.95%, 05/02/23	1,050	1,032,528
4.00%, 01/31/24	1,180	1,214,751
4.75%, 05/05/21[a]	4,189	4,408,671
9.25%, 08/06/19	1,193	1,301,468
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)[a]	530	487,976
4.48%, 03/01/21	792	828,416
BAT Capital Corp.
2.30%, 08/14/20[b]	2,335	2,292,947
2.76%, 08/15/22 (Call 07/15/22)[b]	5,515	5,362,014
3.22%, 08/15/24 (Call 06/15/24)[b]	5,170	4,991,532
3.56%, 08/15/27 (Call 05/15/27)[b]	5,375	5,139,521
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)[a]	970	946,439
3.25%, 08/15/26 (Call 05/15/26)	206	193,982
3.50%, 11/24/20 (Call 10/24/20)	715	721,027
3.75%, 09/25/27 (Call 06/25/27)[a]	1,725	1,667,006
8.50%, 06/15/19	305	326,222
Philip Morris International Inc.
1.88%, 11/01/19	1,500	1,479,870
1.88%, 02/25/21 (Call 01/25/21)	775	750,332

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.00%, 02/21/20	$140	$137,924
2.13%, 05/10/23 (Call 03/10/23)	835	787,772
2.38%, 08/17/22 (Call 07/17/22)	3,075	2,965,376
2.50%, 08/22/22	80	77,558
2.50%, 11/02/22 (Call 10/02/22)	2,000	1,933,740
2.63%, 02/18/22 (Call 01/18/22)	1,480	1,451,184
2.63%, 03/06/23	365	354,130
2.75%, 02/25/26 (Call 11/25/25)[a]	560	526,697
2.90%, 11/15/21	1,830	1,817,062
3.13%, 08/17/27 (Call 05/17/27)	1,050	1,008,305
3.25%, 11/10/24	2,330	2,294,724
3.38%, 08/11/25 (Call 05/11/25)	1,855	1,826,637
3.60%, 11/15/23	1,147	1,166,029
4.13%, 05/17/21[a]	935	965,444
4.50%, 03/26/20	4,946	5,113,719
Reynolds American Inc.
3.25%, 06/12/20	1,728	1,735,983
4.00%, 06/12/22	1,545	1,583,115
4.45%, 06/12/25 (Call 03/12/25)	3,274	3,378,964
4.85%, 09/15/23[a]	1,475	1,574,474
6.88%, 05/01/20[a]	1,347	1,453,925
8.13%, 06/23/19	2,547	2,719,585

		77,658,149
AIRLINES — 0.14%
American Airlines Pass Through Trust Series 2013-2, Class A
4.95%, 07/15/24	2,094	2,185,803
Continental Airlines Inc. Pass Through Trust Series 2012-2, Class A
4.00%, 04/29/26[a]	347	353,489
Delta Air Lines Inc.
2.60%, 12/04/20	375	370,313
3.63%, 03/15/22 (Call 02/15/22)	1,185	1,185,521

Security	Principal (000s)	Value
Delta Air Lines Inc. Pass Through Trust Series 2017-1, Class A
6.82%, 02/10/24	$1,306	$1,453,755
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	955	947,704
2.75%, 11/06/19 (Call 10/06/19)	472	471,972
2.75%, 11/16/22 (Call 10/16/22)	1,290	1,267,154
3.00%, 11/15/26 (Call 08/15/26)[a]	300	282,867
3.45%, 11/16/27 (Call 08/16/27)	725	704,475
U.S. Airways Pass Through Trust Series 2013-1
3.95%, 05/15/27	398	402,422
United Airlines Pass Through Trust Series 2016-1, Class AA
3.10%, 01/07/30	448	431,533

		10,057,008
APPAREL — 0.04%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	374	361,411
2.38%, 11/01/26 (Call 08/01/26)	1,315	1,213,824
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	715	712,119
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	580	590,875

		2,878,229
AUTO MANUFACTURERS — 2.49%
American Honda Finance Corp.
1.20%, 07/12/19	345	338,559
1.65%, 07/12/21	2,200	2,113,628
1.70%, 09/09/21[a]	2,899	2,777,764
2.00%, 11/13/19	300	297,003
2.15%, 03/13/20	3,150	3,116,641
2.25%, 08/15/19	2,010	1,999,146

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.30%, 09/09/26	$1,345	$1,230,662
2.45%, 09/24/20[a]	177	175,357
2.60%, 11/16/22	1,995	1,952,287
2.90%, 02/16/24[a]	1,029	1,009,542
3.50%, 02/15/28	1,500	1,498,500
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)[a]	2,245	2,208,070
Ford Motor Credit Co. LLC
1.90%, 08/12/19	3,950	3,891,698
2.02%, 05/03/19	200	198,052
2.34%, 11/02/20	3,000	2,925,810
2.38%, 03/12/19	400	398,140
2.43%, 06/12/20[a]	1,810	1,777,583
2.46%, 03/27/20	2,658	2,619,060
2.60%, 11/04/19	3,750	3,725,812
2.68%, 01/09/20	1,250	1,241,037
2.98%, 08/03/22 (Call 07/03/22)	2,200	2,130,700
3.10%, 05/04/23[a]	750	722,048
3.16%, 08/04/20	2,500	2,491,975
3.20%, 01/15/21[a]	1,950	1,936,662
3.22%, 01/09/22	200	196,948
3.34%, 03/18/21	3,589	3,572,598
3.34%, 03/28/22 (Call 02/28/22)	2,110	2,079,532
3.66%, 09/08/24	2,301	2,231,211
3.81%, 01/09/24 (Call 11/09/23)[a]	2,520	2,483,132
3.82%, 11/02/27 (Call 08/02/27)	1,450	1,357,809
4.13%, 08/04/25[a]	3,855	3,786,497
4.25%, 09/20/22	5,200	5,293,600
4.38%, 08/06/23	1,025	1,046,064
4.39%, 01/08/26[a]	2,900	2,885,993
5.75%, 02/01/21	750	795,937
5.88%, 08/02/21	3,000	3,215,940
8.13%, 01/15/20	4,792	5,221,267
General Motors Co.
4.00%, 04/01/25[a]	800	791,744
4.88%, 10/02/23[a]	1,112	1,165,309
General Motors Financial Co. Inc.
2.40%, 05/09/19	4,500	4,477,995
2.45%, 11/06/20[a]	2,050	2,008,016

Security	Principal (000s)	Value
2.65%, 04/13/20	$3,000	$2,970,660
3.15%, 01/15/20 (Call 12/15/19)	5,504	5,512,806
3.15%, 06/30/22 (Call 05/30/22)	3,050	2,984,028
3.20%, 07/13/20 (Call 06/13/20)	1,114	1,114,345
3.20%, 07/06/21 (Call 06/06/21)	950	943,046
3.25%, 01/05/23 (Call 12/05/22)[a]	2,000	1,957,860
3.45%, 01/14/22 (Call 12/14/21)[a]	1,787	1,778,976
3.45%, 04/10/22 (Call 02/10/22)	5,101	5,067,690
3.50%, 07/10/19	1,241	1,250,680
3.50%, 11/07/24 (Call 09/07/24)	2,265	2,184,887
3.70%, 11/24/20 (Call 10/24/20)	1,960	1,981,168
3.70%, 05/09/23 (Call 03/09/23)	625	621,756
3.95%, 04/13/24 (Call 02/13/24)	2,560	2,551,808
4.00%, 01/15/25 (Call 10/15/24)[a]	2,000	1,985,000
4.00%, 10/06/26 (Call 07/06/26)	1,820	1,776,557
4.20%, 03/01/21 (Call 02/01/21)	1,151	1,177,968
4.25%, 05/15/23	450	457,983
4.30%, 07/13/25 (Call 04/13/25)[a]	3,775	3,791,119
4.35%, 01/17/27 (Call 10/17/26)	3,103	3,093,970
4.38%, 09/25/21	3,105	3,194,828
5.25%, 03/01/26 (Call 12/01/25)[a]	3,155	3,338,432
PACCAR Financial Corp.
1.20%, 08/12/19	200	196,272
1.30%, 05/10/19	395	389,561
1.65%, 08/11/21	465	445,656
1.95%, 02/27/20	250	246,768

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.05%, 11/13/20	$225	$220,853
2.25%, 02/25/21	410	402,923
2.30%, 08/10/22	1,440	1,393,186
2.50%, 08/14/20	235	233,769
2.80%, 03/01/21	1,500	1,500,780
Toyota Motor Credit Corp.
1.40%, 05/20/19	2,211	2,182,810
1.55%, 10/18/19	5,400	5,319,378
1.95%, 04/17/20	2,990	2,941,921
2.13%, 07/18/19	59	58,696
2.15%, 03/12/20	4,703	4,657,569
2.15%, 09/08/22	2,950	2,833,829
2.20%, 01/10/20	1,500	1,490,130
2.25%, 10/18/23[a]	3,727	3,552,353
2.60%, 01/11/22	1,454	1,432,786
2.63%, 01/10/23[a]	557	545,203
2.70%, 01/11/23	1,500	1,473,255
2.75%, 05/17/21	2,950	2,940,383
2.80%, 07/13/22	250	247,420
2.90%, 04/17/24[a]	2,845	2,802,695
3.05%, 01/11/28	1,500	1,448,625
3.20%, 01/11/27	250	246,138
3.30%, 01/12/22[a]	912	922,050
3.40%, 09/15/21	2,347	2,385,397
4.25%, 01/11/21[a]	1,000	1,040,690
4.50%, 06/17/20	346	359,992

		179,031,983
AUTO PARTS & EQUIPMENT — 0.12%
Aptiv PLC
3.15%, 11/19/20 (Call 10/19/20)	70	70,097
4.25%, 01/15/26 (Call 10/15/25)	1,655	1,695,399
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)[a]	395	386,417
4.63%, 09/15/20	200	207,878
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	1,487	1,524,368
Harman International Industries Inc.
4.15%, 05/15/25 (Call 02/15/25)	525	530,413

Security	Principal (000s)	Value
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	$1,540	$1,618,910
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	1,225	1,238,095
4.15%, 10/01/25 (Call 07/01/25)	1,570	1,617,335

		8,888,912
BANKS — 27.10%
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	600	589,068
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	2,500	2,465,050
2.05%, 09/23/19	1,250	1,237,275
2.25%, 06/13/19	5,570	5,539,588
2.25%, 11/09/20	2,400	2,355,720
2.30%, 06/01/21	3,130	3,053,158
2.55%, 11/23/21	2,500	2,446,800
2.63%, 05/19/22	1,000	976,320
2.63%, 11/09/22	1,500	1,456,875
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20	2,200	2,187,086
Banco Santander SA
3.13%, 02/23/23	200	194,534
3.50%, 04/11/22	800	797,912
4.25%, 04/11/27	3,600	3,591,072
5.18%, 11/19/25	3,600	3,767,076
Bancolombia SA
5.95%, 06/03/21	1,600	1,718,576
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	295	288,820
2.50%, 10/21/22 (Call 10/21/21)	2,430	2,346,870
2.60%, 01/15/19[a]	787	787,331
2.63%, 10/19/20[a]	4,050	4,011,849
2.63%, 04/19/21[a]	7,580	7,469,256
2.65%, 04/01/19	7,073	7,076,041
3.25%, 10/21/27 (Call 10/21/26)	5,100	4,841,073

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.30%, 01/11/23	$2,880	$2,870,726
3.50%, 04/19/26[a]	5,215	5,146,214
3.88%, 08/01/25	4,835	4,899,354
4.00%, 04/01/24	4,025	4,129,449
4.00%, 01/22/25	3,450	3,469,320
4.10%, 07/24/23	3,870	3,999,877
4.13%, 01/22/24	3,475	3,592,003
4.18%, 11/25/27 (Call 11/25/26)	2,880	2,885,443
4.20%, 08/26/24	6,738	6,886,034
4.25%, 10/22/26	3,543	3,582,256
4.45%, 03/03/26	2,019	2,070,202
5.49%, 03/15/19	3,300	3,393,687
5.88%, 01/05/21	3,420	3,680,296
6.22%, 09/15/26	300	338,781
(3 mo. LIBOR US + 0.370%)
2.74%, 01/23/22 (Call 01/23/21)[c]	2,500	2,474,400
(3 mo. LIBOR US + 0.630%)
2.33%, 10/01/21 (Call 10/01/20)[c]	2,150	2,115,084
(3 mo. LIBOR US + 0.660%)
2.37%, 07/21/21 (Call 07/21/20)[c]	1,890	1,861,650
(3 mo. LIBOR US + 0.780%)
3.55%, 03/05/24[c]	1,500	1,500,000
(3 mo. LIBOR US + 0.790%)
3.00%, 12/20/23 (Call 12/20/22)[b,c]	17,606	17,226,591
(3 mo. LIBOR US + 0.810%)
3.37%, 01/23/26 (Call 01/23/25)[c]	1,500	1,468,695
(3 mo. LIBOR US + 0.930%)
2.82%, 07/21/23 (Call 07/21/22)[c]	2,800	2,731,204
(3 mo. LIBOR US + 1.021%)
2.88%, 04/24/23 (Call 04/24/22)[c]	2,500	2,452,375
(3 mo. LIBOR US + 1.040%)
3.42%, 12/20/28 (Call 12/20/27)[b,c]	6,554	6,270,343
(3 mo. LIBOR US + 1.090%)
3.09%, 10/01/25 (Call 10/01/24)[c]	2,125	2,056,405

Security	Principal (000s)	Value
(3 mo. LIBOR US + 1.160%)
3.12%, 01/20/23 (Call 01/20/22)[c]	$4,080	$4,047,156
(3 mo. LIBOR US + 1.512%)
3.71%, 04/24/28 (Call 04/24/27)[c]	2,200	2,162,182
(3 mo. LIBOR US + 1.575%)
3.82%, 01/20/28 (Call 01/20/27)[c]	4,250	4,216,765
Series L
2.25%, 04/21/20	6,142	6,065,286
3.95%, 04/21/25	4,635	4,635,649
Bank of Montreal
1.50%, 07/18/19	3,910	3,844,351
1.75%, 09/11/19	3,725	3,676,500
1.90%, 08/27/21[a]	4,975	4,784,855
2.10%, 06/15/20[a]	1,630	1,603,480
2.35%, 09/11/22	1,675	1,616,844
2.55%, 11/06/22 (Call 10/06/22)	635	616,680
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	1,305	1,266,750
2.20%, 03/04/19 (Call 02/02/19)	570	567,857
2.20%, 05/15/19 (Call 04/15/19)	188	187,274
2.20%, 08/16/23 (Call 06/16/23)	3,000	2,835,090
2.30%, 09/11/19 (Call 08/11/19)	1,245	1,237,630
2.45%, 11/27/20 (Call 10/27/20)	153	151,028
2.45%, 08/17/26 (Call 05/17/26)	2,250	2,052,630
2.50%, 04/15/21 (Call 03/15/21)	639	629,402
2.60%, 08/17/20 (Call 07/17/20)	1,784	1,770,995
2.60%, 02/07/22 (Call 01/07/22)	1,715	1,678,299
2.80%, 05/04/26 (Call 02/04/26)	2,000	1,884,260

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.95%, 01/29/23 (Call 12/29/22)	$1,650	$1,630,877
3.00%, 02/24/25 (Call 01/24/25)	2,655	2,576,545
3.25%, 09/11/24 (Call 08/11/24)	205	203,046
3.25%, 05/16/27 (Call 02/16/27)	2,560	2,481,638
3.40%, 05/15/24 (Call 04/15/24)	4,963	4,964,092
3.40%, 01/29/28 (Call 10/29/27)	1,500	1,468,155
3.55%, 09/23/21 (Call 08/23/21)	775	788,012
3.65%, 02/04/24 (Call 01/05/24)[a]	1,225	1,245,580
3.95%, 11/18/25 (Call 10/18/25)	720	738,806
4.15%, 02/01/21	650	670,085
4.60%, 01/15/20	1,556	1,606,928
5.45%, 05/15/19	1,350	1,394,402
(3 mo. LIBOR US + 0.634%)
2.66%, 05/16/23 (Call 05/16/22)[a,c]	3,525	3,435,148
Series G
2.15%, 02/24/20 (Call 01/24/20)[a]	1,836	1,814,023
Bank of Nova Scotia (The)
1.65%, 06/14/19	2,773	2,739,890
2.05%, 06/05/19	1,575	1,564,133
2.35%, 10/21/20	2,040	2,013,215
2.45%, 03/22/21	2,150	2,116,417
2.45%, 09/19/22[a]	3,800	3,677,602
2.50%, 01/08/21	3,385	3,340,826
2.70%, 03/07/22[a]	4,575	4,486,291
2.80%, 07/21/21	670	665,149
4.38%, 01/13/21	1,255	1,305,614
4.50%, 12/16/25[a]	2,816	2,881,528
Bank One Corp.
7.63%, 10/15/26	700	872,760
8.00%, 04/29/27	2,140	2,751,740
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	2,235	2,206,571

Security	Principal (000s)	Value
5.14%, 10/14/20	$2,176	$2,256,534
6.75%, 05/22/19	1,244	1,302,679
Barclays PLC
2.75%, 11/08/19	4,135	4,111,058
2.88%, 06/08/20[a]	4,900	4,857,762
3.20%, 08/10/21	1,035	1,025,002
3.25%, 01/12/21	3,380	3,361,106
3.65%, 03/16/25	4,390	4,228,185
3.68%, 01/10/23 (Call 01/10/22)	1,830	1,816,916
4.38%, 09/11/24	200	196,154
4.38%, 01/12/26	6,225	6,241,558
5.20%, 05/12/26	6,225	6,314,640
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	383	371,912
2.45%, 01/15/20 (Call 12/15/19)	1,832	1,821,100
2.63%, 06/29/20 (Call 05/29/20)	4,505	4,475,808
2.75%, 04/01/22 (Call 03/01/22)[a]	1,000	985,620
2.85%, 10/26/24 (Call 09/26/24)	2,000	1,935,400
3.95%, 03/22/22 (Call 02/22/22)	1,225	1,257,095
5.25%, 11/01/19	1,100	1,142,306
BNP Paribas SA
2.38%, 05/21/20	6,870	6,787,491
2.45%, 03/17/19	755	753,679
4.25%, 10/15/24[a]	1,750	1,795,710
5.00%, 01/15/21[a]	2,990	3,143,955
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	1,113	1,106,789
BPCE SA
2.25%, 01/27/20	2,500	2,466,075
2.50%, 07/15/19	2,030	2,021,230
2.75%, 12/02/21[a]	1,900	1,861,867
3.38%, 12/02/26	1,500	1,459,800
4.00%, 04/15/24	2,725	2,783,424

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	$3,130	$3,088,434
2.25%, 06/01/20 (Call 05/01/20)[a]	1,500	1,480,395
2.63%, 01/15/22 (Call 12/15/21)	2,500	2,455,975
3.63%, 09/16/25 (Call 08/16/25)	2,400	2,399,712
3.80%, 10/30/26 (Call 09/30/26)	1,250	1,264,150
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	2,468	2,427,229
2.10%, 10/05/20	1,150	1,128,277
2.55%, 06/16/22[a]	2,380	2,317,668
2.70%, 02/02/21	3,000	2,971,890
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)[a]	290	284,560
2.45%, 04/24/19 (Call 03/24/19)	2,233	2,224,135
3.05%, 03/09/22 (Call 02/09/22)	1,750	1,722,105
3.20%, 01/30/23 (Call 12/30/22)	1,500	1,471,905
3.20%, 02/05/25 (Call 01/05/25)	2,520	2,419,049
3.30%, 10/30/24 (Call 09/30/24)	1,645	1,596,505
3.50%, 06/15/23[a]	2,508	2,506,194
3.75%, 04/24/24 (Call 03/24/24)	2,186	2,190,416
3.75%, 07/28/26 (Call 06/28/26)[a]	3,940	3,760,021
3.75%, 03/09/27 (Call 02/09/27)[a]	2,380	2,312,241
3.80%, 01/31/28 (Call 12/31/27)	2,360	2,291,135
4.20%, 10/29/25 (Call 09/29/25)[a]	5,015	4,976,234
4.75%, 07/15/21	2,830	2,963,123

Security	Principal (000s)	Value
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	$4,675	$4,498,893
2.35%, 01/31/20 (Call 12/31/19)	1,900	1,877,295
2.40%, 09/05/19 (Call 08/05/19)	2,750	2,729,677
2.65%, 08/08/22 (Call 07/08/22)	1,500	1,446,765
2.95%, 07/23/21 (Call 06/23/21)	3,100	3,069,310
Citibank N.A.
1.85%, 09/18/19 (Call 08/18/19)	2,000	1,973,080
2.00%, 03/20/19 (Call 02/20/19)[a]	2,847	2,828,409
2.10%, 06/12/20 (Call 05/12/20)	6,235	6,122,645
2.13%, 10/20/20 (Call 09/20/20)	475	464,484
Citigroup Inc.
2.05%, 06/07/19	6,340	6,287,885
2.35%, 08/02/21	2,050	1,995,716
2.40%, 02/18/20	7,982	7,904,255
2.50%, 07/29/19	2,750	2,740,677
2.55%, 04/08/19	2,120	2,117,032
2.65%, 10/26/20	4,211	4,167,121
2.70%, 03/30/21[a]	6,550	6,472,448
2.75%, 04/25/22 (Call 03/25/22)	4,435	4,340,357
2.90%, 12/08/21 (Call 11/08/21)[a]	3,990	3,938,888
3.20%, 10/21/26 (Call 07/21/26)	9,875	9,419,664
3.30%, 04/27/25[a]	2,085	2,034,501
3.38%, 03/01/23[a]	1,540	1,537,875
3.40%, 05/01/26	6,535	6,348,949
3.50%, 05/15/23[a]	1,236	1,231,476
3.70%, 01/12/26	3,250	3,229,297
3.75%, 06/16/24	32	32,267
3.88%, 10/25/23	2,475	2,522,272
3.88%, 03/26/25	2,215	2,206,982
4.00%, 08/05/24	950	960,393
4.05%, 07/30/22	2,370	2,425,956

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.30%, 11/20/26[a]	$2,440	$2,477,893
4.40%, 06/10/25	3,770	3,870,433
4.45%, 09/29/27[a]	4,310	4,403,527
4.50%, 01/14/22	2,560	2,673,510
4.60%, 03/09/26	4,200	4,348,386
5.50%, 09/13/25	3,150	3,444,714
8.50%, 05/22/19	900	961,884
(3 mo. LIBOR US + 0.722%)
3.14%, 01/24/23 (Call 01/24/22)[c]	2,390	2,368,896
(3 mo. LIBOR US + 0.950%)
2.88%, 07/24/23 (Call 07/24/22)[c]	3,000	2,930,880
(3 mo. LIBOR US + 1.563%)
3.89%, 01/10/28 (Call 01/10/27)[a,c]	6,380	6,359,137
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	1,510	1,485,070
2.25%, 03/02/20 (Call 02/03/20)	1,035	1,021,110
2.25%, 10/30/20 (Call 09/30/20)	3,500	3,427,130
2.45%, 12/04/19 (Call 11/04/19)	1,300	1,289,808
2.50%, 03/14/19 (Call 02/14/19)	1,520	1,517,431
2.55%, 05/13/21 (Call 04/13/21)	2,045	2,002,628
2.65%, 05/26/22 (Call 04/26/22)	775	753,610
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	1,445	1,408,340
4.30%, 12/03/25 (Call 11/03/25)	1,000	1,016,860
Comerica Bank
2.50%, 06/02/20	500	494,650
4.00%, 07/27/25[a]	1,000	1,003,670
Commonwealth Bank of Australia/New York NY
2.05%, 03/15/19	350	347,967
2.25%, 03/13/19	2,500	2,491,475

Security	Principal (000s)	Value
2.30%, 09/06/19	$3,500	$3,479,805
2.40%, 11/02/20	3,315	3,267,529
2.55%, 03/15/21	2,395	2,362,236
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	248,438
2.88%, 06/29/22 (Call 05/29/22)	2,000	1,950,600
3.88%, 04/10/25 (Call 03/10/25)	1,250	1,218,288
Cooperatieve Rabobank UA
3.75%, 07/21/26	2,750	2,669,920
3.88%, 02/08/22	3,636	3,712,865
3.95%, 11/09/22	7,650	7,767,657
4.38%, 08/04/25[a]	2,295	2,333,074
4.50%, 01/11/21	1,460	1,518,444
4.63%, 12/01/23[a]	2,350	2,454,199
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	1,500	1,472,190
2.25%, 01/14/20	1,250	1,235,938
2.50%, 01/19/21	4,080	4,017,454
2.75%, 01/10/22	1,750	1,722,508
2.75%, 01/10/23	2,000	1,950,440
3.38%, 05/21/25	2,750	2,712,270
Credit Suisse AG/New York NY
2.30%, 05/28/19	5,665	5,634,296
3.00%, 10/29/21	4,905	4,875,472
3.63%, 09/09/24	7,266	7,248,852
4.38%, 08/05/20	2,620	2,704,364
5.30%, 08/13/19	1,508	1,560,056
5.40%, 01/14/20	1,067	1,110,875
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	4,255	4,223,215
3.13%, 12/10/20	2,625	2,617,151
3.45%, 04/16/21[a]	4,235	4,246,731
3.75%, 03/26/25	6,025	5,947,036
3.80%, 09/15/22[a]	1,545	1,559,817
3.80%, 06/09/23	1,750	1,757,298
4.55%, 04/17/26	3,000	3,110,100
Deutsche Bank AG
2.85%, 05/10/19	2,151	2,148,118
2.95%, 08/20/20	550	544,825
3.13%, 01/13/21	2,527	2,506,127

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.38%, 05/12/21[a]	$2,680	$2,664,161
4.10%, 01/13/26[a]	1,945	1,905,400
4.25%, 10/14/21	4,980	5,080,496
Deutsche Bank AG/London
3.70%, 05/30/24	4,355	4,249,957
Deutsche Bank AG/New York NY
3.15%, 01/22/21	1,000	990,600
3.30%, 11/16/22[a]	2,650	2,586,320
3.95%, 02/27/23	2,000	1,997,780
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	1,210	1,208,754
3.20%, 08/09/21 (Call 07/09/21)	2,800	2,777,880
3.35%, 02/06/23 (Call 01/06/23)	2,500	2,482,300
3.45%, 07/27/26 (Call 04/27/26)	2,270	2,151,279
4.20%, 08/08/23[a]	4,500	4,627,935
7.00%, 04/15/20	1,250	1,345,425
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	1,050	1,046,976
2.60%, 06/15/22 (Call 05/15/22)[a]	3,100	3,015,835
2.88%, 07/27/20 (Call 06/27/20)[a]	1,625	1,621,994
3.50%, 03/15/22 (Call 02/15/22)	430	433,909
4.30%, 01/16/24 (Call 12/16/23)	1,635	1,689,756
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)[a]	3,665	3,602,255
2.25%, 06/14/21 (Call 05/14/21)[a]	2,250	2,194,605
2.38%, 04/25/19 (Call 03/25/19)	2,350	2,341,188
2.88%, 10/01/21 (Call 09/01/21)	2,000	1,981,500
3.85%, 03/15/26 (Call 02/15/26)[a]	1,540	1,529,882

Security	Principal (000s)	Value
First Republic Bank/CA
2.38%, 06/17/19 (Call 05/17/19)	$2,320	$2,308,539
2.50%, 06/06/22 (Call 05/06/22)	1,000	969,600
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	1,000	998,860
Goldman Sachs Group Inc. (The)
1.95%, 07/23/19	1,740	1,722,739
2.00%, 04/25/19 (Call 03/25/19)	1,275	1,266,521
2.30%, 12/13/19 (Call 11/13/19)[a]	7,513	7,445,233
2.35%, 11/15/21 (Call 11/15/20)	2,990	2,890,403
2.55%, 10/23/19	7,600	7,563,748
2.60%, 04/23/20 (Call 03/23/20)	2,711	2,691,562
2.60%, 12/27/20 (Call 12/27/19)[a]	2,945	2,912,045
2.63%, 04/25/21 (Call 03/25/21)	3,744	3,681,213
2.75%, 09/15/20 (Call 08/15/20)	2,742	2,723,519
2.88%, 02/25/21 (Call 01/25/21)	1,525	1,513,227
3.00%, 04/26/22 (Call 04/26/21)	8,025	7,907,915
3.20%, 02/23/23 (Call 01/23/23)	5,000	4,921,600
3.50%, 01/23/25 (Call 10/23/24)	6,650	6,532,561
3.50%, 11/16/26 (Call 11/16/25)	5,930	5,714,622
3.63%, 01/22/23[a]	2,945	2,963,524
3.75%, 05/22/25 (Call 02/22/25)[a]	4,610	4,589,900
3.75%, 02/25/26 (Call 11/25/25)	4,130	4,083,579
3.85%, 07/08/24 (Call 04/08/24)[a]	6,649	6,694,479
3.85%, 01/26/27 (Call 01/26/26)	7,875	7,767,979

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.00%, 03/03/24	$5,225	$5,323,125
4.25%, 10/21/25[a]	7,290	7,351,163
5.25%, 07/27/21	1,880	2,002,520
5.38%, 03/15/20	3,046	3,190,228
5.75%, 01/24/22	3,815	4,142,480
6.00%, 06/15/20	2,747	2,927,835
(3 mo. LIBOR US + 0.821%)
2.88%, 10/31/22 (Call 10/31/21)[c]	5,000	4,905,300
(3 mo. LIBOR US + 0.990%)
2.91%, 07/24/23 (Call 07/24/22)[c]	5,600	5,449,640
(3 mo. LIBOR US + 1.053%)
2.91%, 06/05/23 (Call 06/05/22)[c]	4,000	3,897,000
(3 mo. LIBOR US + 1.201%)
3.27%, 09/29/25 (Call 09/29/24)[c]	4,625	4,461,922
HSBC Bank PLC
7.65%, 05/01/25	800	957,984
HSBC Bank USA N.A.
4.88%, 08/24/20	4,350	4,529,481
HSBC Holdings PLC
2.65%, 01/05/22[a]	5,125	4,991,494
2.95%, 05/25/21	3,650	3,618,245
3.40%, 03/08/21	4,940	4,966,330
3.60%, 05/25/23	750	753,698
3.90%, 05/25/26[a]	5,175	5,185,609
4.00%, 03/30/22	526	538,840
4.25%, 03/14/24	2,555	2,584,382
4.25%, 08/18/25	2,225	2,214,810
4.30%, 03/08/26[a]	4,095	4,218,055
4.38%, 11/23/26[a]	3,335	3,350,541
4.88%, 01/14/22	1,950	2,052,200
5.10%, 04/05/21	6,778	7,149,095
(3 mo. LIBOR US + 0.923%)
3.03%, 11/22/23 (Call 11/22/22)[c]	1,180	1,156,565
(3 mo. LIBOR US + 1.055%)
3.26%, 03/13/23 (Call 03/13/22)[a,c]	5,140	5,102,529
(3 mo. LIBOR US + 1.546%)
4.04%, 03/13/28 (Call 03/13/27)[a,c]	1,190	1,192,725

Security	Principal (000s)	Value
HSBC USA Inc.
2.25%, 06/23/19	$2,000	$1,987,640
2.35%, 03/05/20	2,500	2,470,975
2.38%, 11/13/19	1,730	1,716,887
2.75%, 08/07/20[a]	2,750	2,734,572
3.50%, 06/23/24	2,500	2,494,100
5.00%, 09/27/20	3,150	3,288,474
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	620	596,961
3.15%, 03/14/21 (Call 02/14/21)[a]	275	275,314
7.00%, 12/15/20[a]	235	258,115
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	4,310	4,284,873
2.38%, 03/10/20 (Call 02/10/20)	965	956,151
2.40%, 04/01/20 (Call 03/01/20)	2,500	2,472,575
2.50%, 08/07/22 (Call 07/07/22)	2,125	2,055,024
2.88%, 08/20/20 (Call 07/20/20)	250	249,265
Industrial & Commercial Bank of China Ltd./New York
2.45%, 10/20/21[a]	2,250	2,180,498
3.23%, 11/13/19	3,500	3,505,355
3.54%, 11/08/27	2,000	1,919,000
ING Groep NV
3.15%, 03/29/22	4,140	4,096,033
3.95%, 03/29/27	3,545	3,548,332
Intesa Sanpaolo SpA
5.25%, 01/12/24[a]	2,925	3,119,337
JPMorgan Chase & Co.
1.85%, 03/22/19 (Call 02/22/19)	1,500	1,490,040
2.20%, 10/22/19	1,460	1,447,780
2.25%, 01/23/20 (Call 12/23/19)[a]	9,285	9,193,357
2.30%, 08/15/21 (Call 08/15/20)[a]	3,250	3,165,337
2.40%, 06/07/21 (Call 05/07/21)	1,608	1,576,499

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.55%, 10/29/20 (Call 09/29/20)	$7,345	$7,275,149
2.55%, 03/01/21 (Call 02/01/21)	6,247	6,166,289
2.70%, 05/18/23 (Call 03/18/23)[a]	2,100	2,037,756
2.75%, 06/23/20 (Call 05/23/20)	4,261	4,248,387
2.95%, 10/01/26 (Call 07/01/26)	5,300	4,988,572
2.97%, 01/15/23 (Call 01/15/22)	2,990	2,942,728
3.13%, 01/23/25 (Call 10/23/24)	6,850	6,651,624
3.20%, 01/25/23	1,474	1,468,296
3.20%, 06/15/26 (Call 03/15/26)	4,775	4,588,536
3.25%, 09/23/22	3,749	3,746,901
3.30%, 04/01/26 (Call 01/01/26)[a]	1,360	1,318,738
3.38%, 05/01/23	4,225	4,197,115
3.63%, 05/13/24	1,430	1,437,593
3.88%, 02/01/24	6,150	6,281,302
3.88%, 09/10/24[a]	4,400	4,435,816
3.90%, 07/15/25 (Call 04/15/25)[a]	5,393	5,474,165
4.13%, 12/15/26[a]	3,105	3,142,726
4.25%, 10/15/20	3,984	4,118,858
4.25%, 10/01/27[a]	2,500	2,546,825
4.35%, 08/15/21	4,665	4,855,705
4.40%, 07/22/20	4,295	4,445,024
4.50%, 01/24/22[a]	7,691	8,056,399
4.63%, 05/10/21	2,730	2,862,733
4.95%, 03/25/20	3,850	4,011,276
6.30%, 04/23/19	3,649	3,797,295
(3 mo. LIBOR US + 0.935%)
2.78%, 04/25/23 (Call 04/25/22)[c]	3,450	3,376,584
(3 mo. LIBOR US + 1.155%)
3.22%, 03/01/25 (Call 03/01/24)[c]	11,735	11,513,795
(3 mo. LIBOR US + 1.380%)
3.54%, 05/01/28 (Call 05/01/27)[a,c]	2,150	2,096,895

Security	Principal (000s)	Value
JPMorgan Chase Bank N.A.
1.65%, 09/23/19 (Call 08/23/19)	$1,180	$1,162,748
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	1,325	1,303,469
2.25%, 03/16/20	1,845	1,823,524
2.30%, 09/14/22	3,250	3,123,705
2.40%, 06/09/22	2,000	1,935,640
2.50%, 12/15/19	1,235	1,228,973
2.50%, 11/22/21[a]	3,230	3,160,232
3.18%, 10/15/27	2,100	2,079,630
3.30%, 06/01/25	1,250	1,235,538
3.38%, 03/07/23	1,500	1,499,730
3.40%, 05/20/26	1,000	965,960
KeyCorp
2.90%, 09/15/20[a]	576	574,687
5.10%, 03/24/21	334	353,602
KfW
1.00%, 07/15/19	11,030	10,835,210
1.25%, 09/30/19	6,650	6,536,551
1.50%, 09/09/19	1,450	1,431,411
1.50%, 04/20/20	10,695	10,473,400
1.50%, 06/15/21	4,380	4,221,269
1.63%, 05/29/20	12,100	11,866,712
1.63%, 03/15/21	1,050	1,019,267
1.75%, 10/15/19	3,100	3,069,775
1.75%, 03/31/20	6,030	5,942,987
1.75%, 09/15/21	425	411,787
1.88%, 04/01/19	5,460	5,437,341
1.88%, 06/30/20	8,360	8,238,446
1.88%, 11/30/20	1,125	1,104,368
1.88%, 12/15/20[a]	250	245,188
2.00%, 11/30/21[a]	2,500	2,438,000
2.00%, 09/29/22	2,775	2,679,401
2.00%, 05/02/25	6,655	6,239,262
2.13%, 03/07/22	11,160	10,897,852
2.13%, 06/15/22	11,100	10,811,067
2.13%, 01/17/23	8,430	8,159,144
2.38%, 08/25/21[a]	3,550	3,514,748
2.38%, 12/29/22	15,000	14,688,600
2.50%, 11/20/24	12,130	11,785,872
2.63%, 01/25/22[a]	4,355	4,338,103
2.75%, 09/08/20	2,050	2,060,414
2.75%, 10/01/20	7,070	7,104,784

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.88%, 04/03/28	$2,960	$2,918,678
4.00%, 01/27/20	6,018	6,192,943
4.88%, 06/17/19	3,190	3,294,217
Korea Development Bank (The)
1.38%, 09/12/19	2,000	1,953,920
2.25%, 05/18/20	1,000	982,290
2.50%, 03/11/20	1,700	1,681,980
2.50%, 01/13/21	2,500	2,455,675
2.75%, 03/19/23	1,000	967,030
3.00%, 03/17/19	250	250,478
3.00%, 09/14/22	2,070	2,035,245
3.75%, 01/22/24	2,000	2,023,520
4.63%, 11/16/21	3,250	3,406,812
Landwirtschaftliche Rentenbank
1.38%, 10/23/19	530	521,594
1.75%, 04/15/19	3,015	2,997,483
1.75%, 07/27/26	3,650	3,303,542
2.00%, 01/13/25	5,120	4,811,571
2.25%, 10/01/21	800	788,296
2.38%, 06/10/25	100	96,036
Series 36
2.00%, 12/06/21	125	121,889
Series 37
2.50%, 11/15/27	1,145	1,091,803
Lloyds Bank PLC
6.38%, 01/21/21	2,717	2,966,312
Lloyds Banking Group PLC
3.00%, 01/11/22	5,850	5,763,361
3.10%, 07/06/21	1,895	1,882,455
3.75%, 01/11/27	3,740	3,644,181
4.50%, 11/04/24	2,110	2,145,110
4.58%, 12/10/25	3,439	3,477,482
4.65%, 03/24/26[a]	2,555	2,593,069
(3 mo. LIBOR US + 0.810%)
2.91%, 11/07/23 (Call 11/07/22)[c]	1,710	1,654,596
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	505	494,865
2.25%, 07/25/19 (Call 06/25/19)	2,160	2,146,889
2.50%, 05/18/22 (Call 04/18/22)	1,500	1,463,760

Security	Principal (000s)	Value
2.63%, 01/25/21 (Call 12/25/20)	$2,750	$2,724,287
2.90%, 02/06/25 (Call 01/06/25)[a]	1,500	1,448,880
3.40%, 08/17/27	2,150	2,094,874
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23[a]	1,830	1,744,210
2.67%, 07/25/22[a]	2,010	1,954,082
2.76%, 09/13/26	1,500	1,386,585
2.95%, 03/01/21[a]	7,120	7,096,077
3.00%, 02/22/22	1,982	1,959,802
3.29%, 07/25/27[a]	1,155	1,106,282
3.46%, 03/02/23	2,000	1,997,240
3.78%, 03/02/25	2,000	2,002,320
3.85%, 03/01/26[a]	6,850	6,873,427
3.96%, 03/02/28	2,000	2,008,940
Mizuho Financial Group Inc.
2.27%, 09/13/21	3,250	3,141,645
2.60%, 09/11/22	2,900	2,801,864
2.84%, 09/13/26[a]	1,730	1,607,585
2.95%, 02/28/22[a]	2,195	2,157,224
3.17%, 09/11/27	1,450	1,372,396
3.55%, 03/05/23	1,500	1,500,000
3.66%, 02/28/27	1,815	1,790,425
Morgan Stanley
2.38%, 07/23/19	5,088	5,063,425
2.50%, 04/21/21	9,639	9,470,607
2.63%, 11/17/21	4,254	4,163,645
2.65%, 01/27/20[a]	2,393	2,383,476
2.75%, 05/19/22	3,715	3,632,676
2.80%, 06/16/20	4,005	3,994,987
3.13%, 01/23/23	3,500	3,448,270
3.13%, 07/27/26	5,775	5,482,785
3.63%, 01/20/27	5,810	5,693,451
3.70%, 10/23/24	4,080	4,085,753
3.75%, 02/25/23	6,050	6,140,205
3.88%, 01/27/26	6,886	6,901,976
3.95%, 04/23/27	4,800	4,721,712
4.00%, 07/23/25	1,740	1,766,152
4.10%, 05/22/23[a]	2,675	2,723,230
4.35%, 09/08/26	4,639	4,719,069
4.88%, 11/01/22	2,130	2,248,258
5.00%, 11/24/25	4,510	4,812,982

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.50%, 01/26/20	$5,450	$5,704,460
5.50%, 07/24/20	5,100	5,385,753
5.50%, 07/28/21	6,203	6,656,874
5.63%, 09/23/19	3,783	3,942,264
5.75%, 01/25/21	2,230	2,390,738
7.30%, 05/13/19	3,030	3,188,469
Series F
3.88%, 04/29/24	6,370	6,446,822
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	200	197,260
3.00%, 02/10/25 (Call 01/10/25)	704	680,353
MUFG Union Bank N.A.
2.25%, 05/06/19 (Call 04/06/19)	4,250	4,221,992
National Australia Bank Ltd./New York
1.88%, 07/12/21	2,350	2,258,397
2.25%, 01/10/20	1,700	1,682,966
2.50%, 01/12/21	2,500	2,464,975
2.50%, 05/22/22	4,825	4,680,829
2.50%, 07/12/26	3,800	3,474,454
2.63%, 07/23/20	1,250	1,241,663
2.63%, 01/14/21	2,250	2,224,283
2.80%, 01/10/22	350	345,258
2.88%, 04/12/23	2,500	2,443,400
3.00%, 01/20/23	2,600	2,560,922
3.38%, 01/14/26	1,860	1,822,205
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	2,650	2,610,806
2.20%, 11/02/20 (Call 10/02/20)	3,020	2,965,580
Northern Trust Corp.
2.38%, 08/02/22[a]	25	24,353
3.38%, 08/23/21	695	706,822
3.45%, 11/04/20	807	822,777
Oesterreichische Kontrollbank AG
1.13%, 04/26/19	250	246,575
1.38%, 02/10/20	3,160	3,095,504
1.50%, 10/21/20	2,000	1,944,280
1.63%, 03/12/19	1,180	1,172,094

Security	Principal (000s)	Value
1.75%, 01/24/20	$3,855	$3,805,270
2.38%, 10/01/21	1,400	1,383,914
PNC Bank N.A.
1.45%, 07/29/19 (Call 06/29/19)[a,d]	1,750	1,717,083
1.95%, 03/04/19 (Call 02/02/19)[d]	2,410	2,395,540
2.25%, 07/02/19 (Call 06/02/19)[d]	4,140	4,112,759
2.30%, 06/01/20 (Call 05/02/20)[d]	3,440	3,400,578
2.40%, 10/18/19 (Call 09/18/19)[d]	1,500	1,490,835
2.45%, 11/05/20 (Call 10/06/20)[a,d]	1,250	1,234,125
2.45%, 07/28/22 (Call 06/28/22)[d]	250	242,063
2.70%, 11/01/22 (Call 10/01/22)[d]	1,500	1,457,865
2.95%, 01/30/23 (Call 12/30/22)[d]	3,000	2,938,380
2.95%, 02/23/25 (Call 01/24/25)[d]	300	290,109
3.10%, 10/25/27 (Call 09/25/27)[d]	4,615	4,409,863
3.30%, 10/30/24 (Call 09/30/24)[a,d]	272	270,088
3.80%, 07/25/23 (Call 06/25/23)[d]	1,500	1,525,350
4.25%, 07/01/18[d]	220	221,148
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[d,e]	5,595	5,501,284
3.15%, 05/19/27 (Call 04/19/27)[d]	2,300	2,211,611
3.30%, 03/08/22 (Call 02/06/22)[d]	1,937	1,952,399
3.90%, 04/29/24 (Call 03/29/24)[d]	1,000	1,020,070
4.38%, 08/11/20[a,d]	3,102	3,206,413
5.13%, 02/08/20[d]	566	589,681
6.88%, 05/15/19[d]	170	178,060
RBC USA Holdco Corp.
5.25%, 09/15/20	1,650	1,743,836

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Regions Bank/Birmingham AL
2.75%, 04/01/21 (Call 03/01/21)	$2,500	$2,480,225
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	1,900	1,853,260
3.20%, 02/08/21 (Call 01/08/21)	3,849	3,861,163
Royal Bank of Canada
1.50%, 07/29/19	1,650	1,624,508
1.63%, 04/15/19	2,925	2,894,258
2.13%, 03/02/20[a]	2,025	1,999,060
2.15%, 03/15/19	370	368,498
2.15%, 03/06/20	772	762,180
2.15%, 10/26/20[a]	125	122,675
2.35%, 10/30/20	4,900	4,841,102
2.50%, 01/19/21[a]	1,900	1,879,024
2.75%, 02/01/22	5,950	5,880,980
4.65%, 01/27/26	1,550	1,607,753
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	8,050	8,002,263
4.80%, 04/05/26[a]	3,515	3,644,106
6.40%, 10/21/19	200	210,442
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	2,825	2,802,202
2.70%, 05/24/19 (Call 04/24/19)	1,953	1,947,922
3.40%, 01/18/23 (Call 12/18/22)[b]	355	346,878
3.70%, 03/28/22 (Call 02/28/22)[b]	2,225	2,223,443
4.40%, 07/13/27 (Call 06/13/27)[b]	2,360	2,351,575
4.50%, 07/17/25 (Call 04/17/25)	2,163	2,194,428
Santander UK Group Holdings PLC
2.88%, 10/16/20	3,423	3,397,567
2.88%, 08/05/21	2,900	2,846,292
3.13%, 01/08/21	3,028	3,013,950
3.57%, 01/10/23 (Call 01/10/22)	2,375	2,356,594
(3 mo. LIBOR US + 0.297%)
3.37%, 01/05/24 (Call 01/05/23)[c]	5,000	4,911,300

Security	Principal (000s)	Value
Santander UK PLC
2.38%, 03/16/20	$471	$465,155
2.50%, 03/14/19	750	749,093
2.50%, 01/05/21	1,670	1,647,221
4.00%, 03/13/24	251	255,744
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19[a]	3,250	3,191,532
1.88%, 09/13/21	1,500	1,436,235
2.30%, 03/11/20[a]	3,800	3,757,554
2.63%, 03/15/21	2,600	2,562,456
2.80%, 03/11/22	2,000	1,967,120
State Street Corp.
1.95%, 05/19/21	1,169	1,133,369
2.55%, 08/18/20	2,865	2,847,065
2.65%, 05/19/26[a]	2,345	2,188,776
3.10%, 05/15/23	1,833	1,806,696
3.55%, 08/18/25	1,855	1,861,066
3.70%, 11/20/23	440	451,374
4.38%, 03/07/21	362	377,497
Sumitomo Mitsui Banking Corp.
2.09%, 10/18/19	2,000	1,975,800
2.45%, 01/16/20	4,740	4,700,753
2.45%, 10/20/20	1,000	988,060
2.51%, 01/17/20	1,500	1,490,430
2.65%, 07/23/20	2,850	2,828,169
3.20%, 07/18/22	1,750	1,742,633
3.40%, 07/11/24	3,250	3,236,187
3.95%, 01/10/24	4,550	4,674,033
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	4,500	4,340,700
2.44%, 10/19/21	1,000	974,480
2.63%, 07/14/26	4,000	3,665,800
2.78%, 10/18/22	2,000	1,946,980
2.85%, 01/11/22	3,710	3,649,416
2.93%, 03/09/21	6,343	6,312,490
3.01%, 10/19/26	3,000	2,826,300
3.10%, 01/17/23	2,500	2,465,175
3.35%, 10/18/27[a]	2,000	1,926,380
3.45%, 01/11/27	3,000	2,918,520
3.54%, 01/17/28	1,500	1,463,970
3.78%, 03/09/26	350	349,475

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	$1,435	$1,419,961
2.45%, 08/01/22 (Call 07/01/22)	2,000	1,935,760
2.75%, 05/01/23 (Call 04/01/23)	1,200	1,166,016
3.00%, 02/02/23 (Call 01/02/23)	2,500	2,464,025
3.30%, 05/15/26 (Call 04/15/26)[a]	1,000	959,810
(3 mo. LIBOR US + 0.480%)
2.59%, 01/29/21 (Call 01/29/20)[c]	1,500	1,493,325
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	1,071	1,068,162
2.70%, 01/27/22 (Call 12/27/21)	3,041	2,982,126
2.90%, 03/03/21 (Call 02/03/21)	1,470	1,463,973
SVB Financial Group
3.50%, 01/29/25	340	331,109
5.38%, 09/15/20	150	158,729
Svenska Handelsbanken AB
1.50%, 09/06/19	2,000	1,964,000
1.88%, 09/07/21	2,000	1,913,200
2.40%, 10/01/20	1,500	1,479,090
2.45%, 03/30/21	1,750	1,715,683
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	2,600	2,541,370
Synovus Financial Corp.
3.13%, 11/01/22 (Call 10/01/22)	2,560	2,495,360
Toronto-Dominion Bank (The)
1.45%, 08/13/19	2,925	2,874,573
1.80%, 07/13/21[a]	822	791,627
1.85%, 09/11/20	3,220	3,146,681
2.13%, 07/02/19	2,800	2,783,452
2.13%, 04/07/21	4,700	4,586,871
2.25%, 11/05/19	3,900	3,872,973
2.50%, 12/14/20[a]	4,401	4,360,027

Security	Principal (000s)	Value
2.55%, 01/25/21	$2,500	$2,477,075
(5 year USD Swap + 2.205%)
3.63%, 09/15/31 (Call 09/15/26)[a,c]	1,245	1,195,947
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	925	921,161
2.35%, 01/29/21 (Call 12/29/20)	3,300	3,250,137
2.63%, 01/24/22 (Call 12/23/21)	3,282	3,230,177
2.95%, 07/15/22 (Call 06/15/22)[a]	1,623	1,605,942
3.00%, 03/15/22 (Call 02/15/22)	2,063	2,062,608
3.10%, 04/27/26 (Call 03/27/26)	675	645,374
3.70%, 01/30/24 (Call 12/29/23)	2,525	2,585,928
4.13%, 05/24/21 (Call 04/23/21)	1,986	2,057,079
Series F
3.60%, 09/11/24 (Call 08/11/24)	2,165	2,188,404
Series V
2.38%, 07/22/26 (Call 06/22/26)[a]	2,350	2,139,699
Series X
3.15%, 04/27/27 (Call 03/27/27)	1,850	1,780,496
U.S. Bank N.A./Cincinnati OH
1.40%, 04/26/19 (Call 03/26/19)	4,250	4,197,767
2.13%, 10/28/19 (Call 09/28/19)	4,685	4,643,538
2.80%, 01/27/25 (Call 12/27/24)	1,250	1,199,225
2.85%, 01/23/23 (Call 12/23/22)	2,500	2,460,650
UBS AG/Stamford CT
2.35%, 03/26/20	3,520	3,479,696
2.38%, 08/14/19	4,050	4,030,884
4.88%, 08/04/20	4,640	4,844,578

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Wells Fargo & Co.
2.10%, 07/26/21	$6,015	$5,811,152
2.13%, 04/22/19[a]	5,700	5,666,769
2.50%, 03/04/21	8,421	8,272,033
2.55%, 12/07/20	3,275	3,232,097
2.60%, 07/22/20[a]	7,288	7,229,332
2.63%, 07/22/22	2,110	2,048,050
3.00%, 01/22/21[a]	3,450	3,442,824
3.00%, 02/19/25	5,635	5,415,911
3.00%, 04/22/26	5,125	4,850,915
3.00%, 10/23/26[a]	4,496	4,245,303
3.07%, 01/24/23 (Call 01/24/22)	7,364	7,258,327
3.30%, 09/09/24	7,127	7,026,723
3.50%, 03/08/22[a]	3,029	3,052,051
3.55%, 09/29/25	4,555	4,512,547
4.10%, 06/03/26	3,790	3,796,253
4.13%, 08/15/23	1,250	1,278,913
4.30%, 07/22/27[a]	5,400	5,471,712
4.48%, 01/16/24	531	554,019
4.60%, 04/01/21	415	433,227
(3 mo. LIBOR US + 1.310%)
3.58%, 05/22/28 (Call 05/22/27)[a,c]	1,289	1,258,580
Series M
3.45%, 02/13/23	3,705	3,678,769
Series N
2.15%, 01/30/20	6,175	6,087,932
Wells Fargo Bank N.A.
1.75%, 05/24/19	6,500	6,439,355
2.15%, 12/06/19	3,840	3,798,106
2.60%, 01/15/21	3,000	2,961,270
Westpac Banking Corp.
1.60%, 08/19/19	2,550	2,509,863
1.65%, 05/13/19	2,020	1,996,891
2.00%, 08/19/21	2,250	2,172,870
2.10%, 05/13/21	249	241,779
2.15%, 03/06/20	3,290	3,245,914
2.30%, 05/26/20	750	740,550
2.50%, 06/28/22	2,318	2,249,851
2.60%, 11/23/20	1,825	1,808,320
2.65%, 01/25/21	2,500	2,475,400
2.70%, 08/19/26[a]	2,500	2,319,400

Security	Principal (000s)	Value
2.75%, 01/11/23	$1,750	$1,703,590
2.80%, 01/11/22	5,735	5,662,796
2.85%, 05/13/26	2,275	2,140,821
3.35%, 03/08/27[a]	2,400	2,329,176
4.88%, 11/19/19	1,520	1,573,002
(5 year USD ICE Swap + 2.236%)
4.32%, 11/23/31 (Call 11/23/26)[a,c]	2,815	2,809,651

		1,948,892,075
BEVERAGES — 2.10%
Anheuser-Busch Companies LLC
5.00%, 03/01/19	1,220	1,248,585
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	1,744	1,694,069
2.65%, 02/01/21 (Call 01/01/21)	12,989	12,869,241
3.30%, 02/01/23 (Call 12/01/22)[a]	11,778	11,730,299
3.65%, 02/01/26 (Call 11/01/25)[a]	18,770	18,578,546
3.70%, 02/01/24[a]	2,275	2,313,015
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	2,350	2,285,657
3.75%, 01/15/22	1,200	1,225,332
4.38%, 02/15/21	1,570	1,633,758
5.00%, 04/15/20	1,223	1,278,084
5.38%, 01/15/20	2,905	3,039,879
6.88%, 11/15/19	1,250	1,334,937
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	245	243,956
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)[a]	780	770,242
Coca-Cola Co. (The)
1.38%, 05/30/19	3,450	3,407,634
1.55%, 09/01/21	2,050	1,968,266
1.88%, 10/27/20	1,750	1,716,120
2.20%, 05/25/22	1,050	1,021,986

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.25%, 09/01/26	$1,250	$1,155,013
2.45%, 11/01/20	2,734	2,725,197
2.50%, 04/01/23[a]	800	780,368
2.55%, 06/01/26	1,325	1,253,635
2.88%, 10/27/25	3,275	3,184,479
2.90%, 05/25/27[a]	1,477	1,426,605
3.15%, 11/15/20[a]	2,209	2,235,420
3.20%, 11/01/23	1,458	1,475,598
3.30%, 09/01/21	2,004	2,033,880
Coca-Cola European Partners U.S. LLC
3.25%, 08/19/21 (Call 05/19/21)	300	301,344
3.50%, 09/15/20	1,250	1,268,000
4.50%, 09/01/21 (Call 06/01/21)	1,680	1,746,545
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	1,342	1,340,739
Constellation Brands Inc.
2.00%, 11/07/19	1,000	987,020
2.25%, 11/06/20[a]	575	563,960
2.65%, 11/07/22 (Call 10/07/22)	75	72,589
2.70%, 05/09/22 (Call 04/09/22)	5,800	5,662,192
3.20%, 02/15/23 (Call 01/15/23)	1,650	1,632,246
3.50%, 05/09/27 (Call 02/09/27)	75	72,575
3.60%, 02/15/28 (Call 11/15/27)	1,500	1,453,110
3.70%, 12/06/26 (Call 09/06/26)	2,304	2,274,924
4.75%, 11/15/24[a]	550	584,249
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	4,414	4,282,816
4.83%, 07/15/20	600	627,822
Diageo Investment Corp.
2.88%, 05/11/22[a]	1,496	1,484,152
Dr Pepper Snapple Group Inc.
2.55%, 09/15/26 (Call 06/15/26)	960	859,402

Security	Principal (000s)	Value
3.13%, 12/15/23 (Call 10/15/23)	$480	$468,845
3.40%, 11/15/25 (Call 08/15/25)[a]	950	917,729
3.43%, 06/15/27 (Call 03/15/27)[b]	1,000	960,660
Molson Coors Brewing Co.
1.45%, 07/15/19[a]	1,625	1,596,741
2.10%, 07/15/21 (Call 06/15/21)	2,009	1,935,631
2.25%, 03/15/20 (Call 02/15/20)	640	631,494
3.00%, 07/15/26 (Call 04/15/26)	3,832	3,581,770
3.50%, 05/01/22	525	527,158
PepsiCo Inc.
1.35%, 10/04/19	1,975	1,940,418
1.55%, 05/02/19	100	99,034
1.70%, 10/06/21 (Call 09/06/21)	1,135	1,088,930
1.85%, 04/30/20 (Call 03/30/20)	1,950	1,922,037
2.00%, 04/15/21 (Call 03/15/21)	1,400	1,367,548
2.15%, 10/14/20 (Call 09/14/20)	1,027	1,012,827
2.25%, 05/02/22 (Call 04/02/22)	2,550	2,478,319
2.38%, 10/06/26 (Call 07/06/26)	2,580	2,375,483
2.75%, 03/05/22[a]	3,916	3,883,732
2.75%, 03/01/23	980	968,857
2.75%, 04/30/25 (Call 01/30/25)	1,025	990,037
2.85%, 02/24/26 (Call 11/24/25)	2,146	2,057,435
3.00%, 08/25/21	655	659,081
3.00%, 10/15/27 (Call 07/15/27)	1,750	1,681,925
3.10%, 07/17/22 (Call 05/17/22)	1,650	1,658,761
3.13%, 11/01/20	555	560,678
3.50%, 07/17/25 (Call 04/17/25)[a]	2,150	2,165,265

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.60%, 03/01/24 (Call 12/01/23)	$2,688	$2,740,631
4.50%, 01/15/20	687	710,331

		150,824,843
BIOTECHNOLOGY — 1.38%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)[a]	3,680	3,528,789
1.90%, 05/10/19	660	655,030
2.13%, 05/01/20 (Call 04/01/20)	1,450	1,427,496
2.20%, 05/22/19 (Call 04/22/19)	1,353	1,346,316
2.20%, 05/11/20	1,735	1,710,328
2.60%, 08/19/26 (Call 05/19/26)	3,635	3,328,279
2.65%, 05/11/22 (Call 04/11/22)	89	86,957
2.70%, 05/01/22 (Call 03/01/22)[a]	3,120	3,057,694
3.13%, 05/01/25 (Call 02/01/25)	175	169,433
3.20%, 11/02/27 (Call 08/02/27)	1,960	1,863,470
3.45%, 10/01/20[a]	970	983,570
3.63%, 05/15/22 (Call 02/15/22)	802	813,036
3.63%, 05/22/24 (Call 02/22/24)[a]	2,281	2,295,507
3.88%, 11/15/21 (Call 08/15/21)	529	541,648
4.10%, 06/15/21 (Call 03/15/21)	3,378	3,482,448
4.50%, 03/15/20	1,275	1,314,882
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	4,205	4,180,611
3.60%, 06/23/22 (Call 04/23/22)	900	902,673
4.00%, 06/23/25 (Call 03/23/25)	4,040	4,025,294
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	970	1,011,846

Security	Principal (000s)	Value
Biogen Inc.
2.90%, 09/15/20	$1,075	$1,073,839
3.63%, 09/15/22	1,500	1,518,075
4.05%, 09/15/25 (Call 06/15/25)[a]	3,480	3,556,734
Celgene Corp.
2.25%, 05/15/19	3,475	3,456,096
2.25%, 08/15/21	1,440	1,398,139
2.75%, 02/15/23 (Call 01/15/23)	1,600	1,551,376
2.88%, 08/15/20	1,490	1,486,454
3.25%, 08/15/22	2,310	2,298,080
3.25%, 02/20/23 (Call 01/20/23)	3,000	2,970,180
3.45%, 11/15/27 (Call 08/15/27)	1,250	1,188,338
3.55%, 08/15/22	910	915,041
3.63%, 05/15/24 (Call 02/15/24)	800	795,472
3.88%, 08/15/25 (Call 05/15/25)[a]	5,150	5,135,992
3.90%, 02/20/28 (Call 11/20/27)[a]	1,500	1,475,250
3.95%, 10/15/20	900	921,375
4.00%, 08/15/23[a]	535	546,374
Gilead Sciences Inc.
1.85%, 09/20/19	1,475	1,458,775
1.95%, 03/01/22 (Call 02/01/22)[a]	860	822,470
2.05%, 04/01/19	300	298,536
2.35%, 02/01/20	4,693	4,662,308
2.50%, 09/01/23 (Call 07/01/23)[a]	1,205	1,155,800
2.55%, 09/01/20[a]	1,800	1,787,688
2.95%, 03/01/27 (Call 12/01/26)[a]	4,325	4,072,507
3.25%, 09/01/22 (Call 07/01/22)[a]	4,675	4,689,679
3.50%, 02/01/25 (Call 11/01/24)	3,410	3,395,576
3.65%, 03/01/26 (Call 12/01/25)[a]	1,025	1,024,744
3.70%, 04/01/24 (Call 01/01/24)[a]	4,080	4,144,015

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.40%, 12/01/21 (Call 09/01/21)[a]	$2,949	$3,084,241
4.50%, 04/01/21 (Call 01/01/21)	1,274	1,329,432

		98,937,893
BUILDING MATERIALS — 0.17%
CRH America Inc.
5.75%, 01/15/21	970	1,038,627
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)[e]	640	647,565
3.75%, 12/01/21 (Call 09/01/21)	1,250	1,276,712
3.90%, 02/14/26 (Call 11/14/25)	1,000	1,012,970
4.25%, 03/01/21	1,325	1,368,632
5.00%, 03/30/20	400	417,576
Lennox International Inc.
3.00%, 11/15/23 (Call 09/15/23)[a]	450	438,296
Martin Marietta Materials Inc.
3.50%, 12/15/27 (Call 09/15/27)	2,500	2,400,925
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)	450	461,462
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)[a]	335	319,885
4.20%, 12/15/22 (Call 09/15/22)[a]	225	231,026
4.20%, 12/01/24 (Call 09/01/24)	425	435,170
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	1,100	1,093,114
4.50%, 04/01/25 (Call 01/01/25)	1,150	1,192,469

		12,334,429
CHEMICALS — 1.31%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	1,370	1,364,808

Security	Principal (000s)	Value
3.38%, 03/15/25 (Call 12/15/24)	$205	$199,658
3.50%, 06/01/23 (Call 03/01/23)	160	160,296
Air Products & Chemicals Inc.
2.75%, 02/03/23	465	458,299
3.00%, 11/03/21	1,888	1,889,057
3.35%, 07/31/24 (Call 04/30/24)[a]	635	640,423
4.38%, 08/21/19	250	256,500
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	625	620,519
2.90%, 11/15/22 (Call 08/15/22)	425	419,284
3.65%, 07/15/24 (Call 04/15/24)[a]	725	738,217
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)[a]	1,040	1,074,008
Braskem Finance Ltd.
6.45%, 02/03/24	1,250	1,371,887
Cabot Corp.
3.70%, 07/15/22	460	464,218
Celanese U.S. Holdings LLC
4.63%, 11/15/22	886	922,796
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	505	497,970
3.50%, 10/01/24 (Call 07/01/24)[a]	2,274	2,263,767
4.13%, 11/15/21 (Call 08/15/21)	3,454	3,571,505
4.25%, 11/15/20 (Call 08/15/20)	1,868	1,923,386
8.55%, 05/15/19	5,592	5,971,194
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	1,830	1,827,255
3.60%, 08/15/22 (Call 05/15/22)	152	153,876
3.80%, 03/15/25 (Call 12/15/24)[a]	2,581	2,623,199

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
EI du Pont de Nemours & Co.
2.20%, 05/01/20	$1,025	$1,013,120
2.80%, 02/15/23[a]	4,308	4,229,767
3.63%, 01/15/21	1,029	1,049,477
4.25%, 04/01/21	375	389,411
4.63%, 01/15/20	1,886	1,955,688
5.75%, 03/15/19	775	798,808
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	700	713,223
4.10%, 02/01/24 (Call 11/01/23)	1,000	1,013,080
LYB International Finance BV
4.00%, 07/15/23[a]	760	776,986
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)[a]	1,550	1,507,514
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	4,703	4,792,451
5.75%, 04/15/24 (Call 01/15/24)	2,900	3,212,504
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	280	279,093
Monsanto Co.
2.13%, 07/15/19	1,617	1,603,660
2.20%, 07/15/22 (Call 04/15/22)	110	104,797
2.75%, 07/15/21	600	592,950
2.85%, 04/15/25 (Call 01/15/25)	1,120	1,061,771
3.38%, 07/15/24 (Call 04/15/24)	1,530	1,517,989
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	550	540,562
3.75%, 11/15/21 (Call 08/15/21)	1,540	1,554,307
4.05%, 11/15/27 (Call 08/15/27)	1,150	1,119,617
4.25%, 11/15/23 (Call 08/15/23)[a]	1,736	1,785,528

Security	Principal (000s)	Value
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)[a]	$1,850	$1,757,000
3.63%, 03/15/24 (Call 12/15/23)	450	450,842
4.00%, 12/15/26 (Call 09/15/26)	1,000	1,005,120
4.88%, 03/30/20	105	108,753
6.50%, 05/15/19	806	839,239
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	850	845,325
3.20%, 03/15/23 (Call 02/15/23)	3,000	2,990,310
3.60%, 11/15/20	550	561,005
3.75%, 03/15/28 (Call 12/15/27)	3,000	3,005,310
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	11	10,641
2.25%, 09/24/20	900	890,838
2.45%, 02/15/22 (Call 11/15/21)[a]	613	601,378
2.65%, 02/05/25 (Call 11/05/24)	1,740	1,672,958
2.70%, 02/21/23 (Call 11/21/22)	375	368,464
3.00%, 09/01/21	465	466,669
3.20%, 01/30/26 (Call 10/30/25)[a]	100	99,406
4.05%, 03/15/21	500	517,180
4.50%, 08/15/19	1,247	1,281,330
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	315	315,202
3.75%, 03/15/27 (Call 12/15/26)[a]	1,000	980,060
6.13%, 10/15/19	495	519,898
Sherwin-Williams Co. (The)
2.25%, 05/15/20[a]	1,225	1,207,678
2.75%, 06/01/22 (Call 05/01/22)[a]	3,028	2,954,965

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.13%, 06/01/24 (Call 04/01/24)[a]	$755	$735,468
3.45%, 08/01/25 (Call 05/01/25)[a]	705	690,385
3.45%, 06/01/27 (Call 03/01/27)	2,080	2,002,728
4.20%, 01/15/22 (Call 10/15/21)	1,700	1,748,637
7.25%, 06/15/19	400	422,404
Syngenta Finance NV
3.13%, 03/28/22[a]	1,345	1,297,374
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	400	400,764
3.60%, 08/15/26 (Call 05/15/26)	510	496,842
4.88%, 05/15/23 (Call 05/15/18)	2,070	2,118,604

		94,387,202
COMMERCIAL SERVICES — 0.41%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	1,240	1,226,968
3.38%, 09/15/25 (Call 06/15/25)	210	210,827
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)[a]	1,335	1,362,154
5.50%, 11/01/22 (Call 05/01/22)	1,520	1,607,005
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	318	325,626
Ecolab Inc.
2.25%, 01/12/20	159	157,712
2.38%, 08/10/22 (Call 07/10/22)	1,600	1,546,032
2.70%, 11/01/26 (Call 08/01/26)	2,960	2,765,558
3.25%, 01/14/23 (Call 11/14/22)[a]	290	290,052
3.25%, 12/01/27 (Call 09/01/27)[b]	1,500	1,442,040

Security	Principal (000s)	Value
4.35%, 12/08/21	$1,468	$1,533,458
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)[a]	310	301,587
3.30%, 12/15/22 (Call 09/15/22)	140	138,862
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)[a,b]	1,110	1,072,848
2.75%, 12/15/21 (Call 11/15/21)	4,120	4,058,859
4.88%, 02/15/24 (Call 11/15/23)[a]	295	314,786
5.50%, 09/01/20	515	544,880
Princeton University
Series A
4.95%, 03/01/19	288	294,238
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	1,959	1,852,783
3.30%, 08/14/20 (Call 07/14/20)	683	689,126
4.00%, 06/15/25 (Call 03/15/25)[a]	415	424,811
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	125	125,037
3.80%, 04/01/21 (Call 03/01/21)	810	820,303
4.80%, 04/01/26 (Call 01/01/26)	2,045	2,145,369
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	1,735	1,741,524
4.13%, 09/12/22	225	231,505
5.80%, 05/01/21	125	134,491
Western Union Co. (The)
3.35%, 05/22/19	500	502,410
3.60%, 03/15/22 (Call 02/15/22)	1,200	1,202,580
5.25%, 04/01/20	715	744,708

		29,808,139

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
COMPUTERS — 2.68%
Apple Inc.
1.10%, 08/02/19	$3,300	$3,239,280
1.55%, 02/07/20	217	213,101
1.55%, 08/04/21 (Call 07/04/21)[a]	5,033	4,821,513
1.80%, 11/13/19[a]	1,000	988,730
1.80%, 05/11/20	3,050	2,999,461
1.90%, 02/07/20	3,800	3,757,022
2.00%, 05/06/20[a]	2,070	2,045,512
2.00%, 11/13/20[a]	1,000	983,380
2.10%, 05/06/19	2,290	2,281,756
2.10%, 09/12/22 (Call 08/12/22)[a]	1,800	1,731,672
2.15%, 02/09/22	2,725	2,647,337
2.25%, 02/23/21 (Call 01/23/21)	7,265	7,153,119
2.30%, 05/11/22 (Call 04/11/22)	1,325	1,289,940
2.40%, 01/13/23 (Call 12/13/22)[a]	2,575	2,497,132
2.40%, 05/03/23[a]	7,428	7,183,025
2.45%, 08/04/26 (Call 05/04/26)	3,145	2,909,754
2.50%, 02/09/22 (Call 01/09/22)	6,435	6,332,233
2.50%, 02/09/25	3,175	3,004,852
2.70%, 05/13/22[a]	4,380	4,342,595
2.75%, 01/13/25 (Call 11/13/24)	2,271	2,184,657
2.85%, 05/06/21	6,180	6,187,787
2.85%, 02/23/23 (Call 12/23/22)[a]	3,305	3,267,786
2.85%, 05/11/24 (Call 03/11/24)	2,240	2,181,446
2.90%, 09/12/27 (Call 06/12/27)[a]	2,250	2,128,252
3.00%, 02/09/24 (Call 12/09/23)	225	222,055
3.00%, 06/20/27 (Call 03/20/27)[a]	1,600	1,531,968
3.00%, 11/13/27 (Call 08/13/27)[a]	3,100	2,963,693

Security	Principal (000s)	Value
3.20%, 05/13/25[a]	$5,025	$4,973,896
3.20%, 05/11/27 (Call 02/11/27)	1,990	1,938,240
3.25%, 02/23/26 (Call 11/23/25)	6,570	6,472,238
3.35%, 02/09/27 (Call 11/09/26)[a]	1,930	1,902,613
3.45%, 05/06/24	3,650	3,676,207
Dell International LLC/EMC Corp.
3.48%, 06/01/19[b]	7,415	7,462,753
4.42%, 06/15/21 (Call 05/15/21)[b]	8,435	8,610,532
5.45%, 06/15/23 (Call 04/15/23)[a,b]	1,243	1,310,445
6.02%, 06/15/26 (Call 03/15/26)[b]	9,095	9,713,187
DXC Technology Co.
2.88%, 03/27/20	95	94,745
4.25%, 04/15/24 (Call 02/15/24)	940	961,573
4.45%, 09/18/22	955	985,207
4.75%, 04/15/27 (Call 01/15/27)	1,670	1,725,845
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	7,800	7,885,020
4.40%, 10/15/22 (Call 08/15/22)[a]	5,230	5,419,431
4.90%, 10/15/25 (Call 07/15/25)[a]	1,610	1,663,903
HP Inc.
3.75%, 12/01/20	138	140,633
4.05%, 09/15/22[a]	1,300	1,335,893
4.30%, 06/01/21	1,110	1,148,473
4.38%, 09/15/21	2,565	2,662,137
4.65%, 12/09/21	842	881,877
IBM Credit LLC
2.20%, 09/08/22	3,270	3,145,576
2.65%, 02/05/21	2,000	1,987,360
3.00%, 02/06/23	3,000	2,971,560
International Business Machines Corp.
1.63%, 05/15/20	2,400	2,347,104
1.80%, 05/17/19	1,965	1,948,907

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
1.88%, 05/15/19	$490	$486,967
1.88%, 08/01/22	5,850	5,555,511
2.88%, 11/09/22	2,600	2,568,592
2.90%, 11/01/21	2,050	2,045,879
3.30%, 01/27/27[a]	1,300	1,283,893
3.38%, 08/01/23	3,300	3,326,367
3.45%, 02/19/26[a]	1,930	1,933,165
3.63%, 02/12/24	3,694	3,759,568
8.38%, 11/01/19	2,602	2,843,986
NetApp Inc.
3.25%, 12/15/22 (Call 09/15/22)	510	501,350
3.30%, 09/29/24 (Call 07/29/24)[a]	1,500	1,462,995
3.38%, 06/15/21 (Call 04/15/21)	305	306,107
Seagate HDD Cayman
4.75%, 06/01/23[a]	388	390,503
4.75%, 01/01/25[a]	455	440,768
4.88%, 03/01/24 (Call 01/01/24)[b]	375	374,745
4.88%, 06/01/27 (Call 03/01/27)[a]	1,337	1,276,715

		193,011,524
COSMETICS & PERSONAL CARE — 0.51%
Colgate-Palmolive Co.
1.75%, 03/15/19	674	669,356
1.95%, 02/01/23	269	256,115
2.10%, 05/01/23	600	572,196
2.25%, 11/15/22	3,543	3,437,525
2.30%, 05/03/22[a]	355	347,133
2.45%, 11/15/21[a]	205	202,991
2.95%, 11/01/20[a]	415	418,777
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	900	868,599
1.80%, 02/07/20	1,480	1,456,424
2.35%, 08/15/22	450	436,406
Procter & Gamble Co. (The)
1.70%, 11/03/21	2,120	2,038,062
1.75%, 10/25/19	169	167,231
1.90%, 11/01/19	590	585,191

Security	Principal (000s)	Value
1.90%, 10/23/20[a]	$1,500	$1,474,995
2.15%, 08/11/22	1,520	1,471,497
2.30%, 02/06/22	4,950	4,849,317
2.45%, 11/03/26[a]	200	185,526
2.70%, 02/02/26	980	935,332
2.85%, 08/11/27	1,400	1,334,452
3.10%, 08/15/23[a]	1,150	1,153,220
Series A
9.36%, 01/01/21	49	53,961
Unilever Capital Corp.
1.38%, 07/28/21	1,080	1,028,851
1.80%, 05/05/20	935	918,927
2.00%, 07/28/26	2,450	2,189,075
2.10%, 07/30/20	250	246,753
2.20%, 03/06/19	2,000	1,995,580
2.20%, 05/05/22 (Call 04/05/22)	1,650	1,599,922
2.60%, 05/05/24 (Call 03/05/24)[a]	1,500	1,447,095
2.90%, 05/05/27 (Call 02/05/27)[a]	1,250	1,190,437
3.10%, 07/30/25[a]	560	550,782
4.25%, 02/10/21	2,169	2,254,632

		36,336,360
DIVERSIFIED FINANCIAL SERVICES — 3.07%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 05/26/22 (Call 04/26/22)	1,795	1,787,066
3.50%, 01/15/25 (Call 11/15/24)	2,850	2,741,187
3.65%, 07/21/27 (Call 04/21/27)[a]	1,325	1,247,660
3.75%, 05/15/19	1,460	1,473,096
3.95%, 02/01/22 (Call 01/01/22)	5,350	5,403,821
4.50%, 05/15/21	2,280	2,348,012
4.63%, 10/30/20	1,350	1,395,900
5.00%, 10/01/21	525	549,995
Affiliated Managers Group Inc.
4.25%, 02/15/24	900	925,731
Air Lease Corp.
2.13%, 01/15/20	2,105	2,075,909

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.63%, 07/01/22 (Call 06/01/22)	$2,265	$2,189,847
2.75%, 01/15/23 (Call 12/15/22)[a]	2,000	1,933,040
3.00%, 09/15/23 (Call 07/15/23)[a]	1,540	1,491,890
3.25%, 03/01/25 (Call 01/01/25)	1,500	1,440,180
3.38%, 06/01/21 (Call 05/01/21)	2,383	2,393,485
3.63%, 04/01/27 (Call 01/01/27)	905	863,632
3.63%, 12/01/27 (Call 09/01/27)	1,500	1,434,405
3.75%, 02/01/22 (Call 12/01/21)[a]	950	963,281
3.88%, 04/01/21 (Call 03/01/21)	925	942,362
4.25%, 09/15/24 (Call 06/15/24)	965	989,636
4.75%, 03/01/20	1,131	1,170,415
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	2,755	2,699,239
2.50%, 08/01/22 (Call 07/01/22)	4,850	4,689,901
2.65%, 12/02/22	2,340	2,274,784
3.00%, 10/30/24 (Call 09/29/24)	2,500	2,408,325
3.40%, 02/27/23 (Call 01/27/23)	3,000	2,993,940
3.63%, 12/05/24 (Call 11/04/24)	1,700	1,700,272
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	1,141	1,122,276
1.88%, 05/03/19 (Call 04/03/19)	779	772,495
2.13%, 03/18/19	1,995	1,987,638
2.20%, 03/03/20 (Call 02/01/20)	2,500	2,467,675
2.25%, 08/15/19	2,875	2,858,641
2.25%, 05/05/21 (Call 04/04/21)[a]	3,085	3,009,911

Security	Principal (000s)	Value
2.38%, 05/26/20 (Call 04/25/20)	$2,505	$2,476,969
2.70%, 03/03/22 (Call 01/31/22)[a]	1,412	1,384,508
3.30%, 05/03/27 (Call 04/03/27)	2,910	2,821,158
Series F
2.60%, 09/14/20 (Call 08/14/20)	4,750	4,706,442
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)[a]	580	548,001
3.70%, 10/15/24	1,810	1,834,616
4.00%, 10/15/23	1,515	1,566,101
5.30%, 03/15/20	800	839,368
7.30%, 06/28/19	135	143,073
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	2,000	1,945,760
4.25%, 06/02/26 (Call 03/02/26)	900	903,276
Brookfield Finance LLC
4.00%, 04/01/24 (Call 02/01/24)	1,000	1,011,130
Capital One Bank USA N.A.
3.38%, 02/15/23	4,500	4,437,540
Cboe Global Markets Inc.
3.65%, 01/12/27 (Call 10/12/26)	325	320,353
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)[a]	2,740	2,673,719
3.00%, 03/10/25 (Call 12/10/24)	570	554,120
3.20%, 03/02/27 (Call 12/02/26)[a]	775	754,339
3.20%, 01/25/28 (Call 10/25/27)[a]	1,950	1,883,603
3.23%, 09/01/22	105	104,839
3.45%, 02/13/26 (Call 11/13/25)	175	174,218
4.45%, 07/22/20	837	871,409

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
CME Group Inc.
3.00%, 09/15/22[a]	$1,572	$1,566,467
3.00%, 03/15/25 (Call 12/15/24)	2,325	2,270,828
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	241	235,898
3.85%, 11/21/22	617	620,301
3.95%, 11/06/24 (Call 08/06/24)	1,160	1,158,979
4.10%, 02/09/27 (Call 11/09/26)[a]	2,790	2,754,316
5.20%, 04/27/22	1,120	1,181,398
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)[a]	1,000	975,540
3.80%, 08/24/27 (Call 05/24/27)	1,500	1,453,680
Eaton Vance Corp.
3.50%, 04/06/27 (Call 01/06/27)[a]	2,200	2,172,104
Franklin Resources Inc.
2.80%, 09/15/22	552	541,529
2.85%, 03/30/25	725	701,322
4.63%, 05/20/20	350	363,171
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	11,268	11,023,146
3.37%, 11/15/25[a]	5,698	5,484,211
Genpact Luxembourg Sarl
3.70%, 04/01/22 (Call 03/01/22)[b]	910	892,692
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	1,375	1,328,910
2.75%, 12/01/20 (Call 11/01/20)[a]	1,792	1,784,402
3.10%, 09/15/27 (Call 06/15/27)	2,850	2,733,777
3.75%, 12/01/25 (Call 09/01/25)	3,800	3,862,662
4.00%, 10/15/23	510	528,166

Security	Principal (000s)	Value
International Lease Finance Corp.
5.88%, 04/01/19	$5,325	$5,496,358
5.88%, 08/15/22	100	109,042
6.25%, 05/15/19	100	103,659
Invesco Finance PLC
3.13%, 11/30/22[a]	823	815,708
3.75%, 01/15/26	220	220,590
4.00%, 01/30/24	1,940	2,004,854
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)[a]	230	239,833
Jefferies Group LLC
5.13%, 01/20/23	905	961,897
6.88%, 04/15/21	993	1,092,588
8.50%, 07/15/19	840	900,858
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.85%, 01/15/27	2,750	2,837,643
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)[a]	1,000	971,670
3.75%, 02/13/25	875	868,578
4.25%, 11/14/20	581	599,429
Legg Mason Inc.
4.75%, 03/15/26	410	428,520
Mastercard Inc.
2.00%, 04/01/19	694	690,710
2.00%, 11/21/21 (Call 10/21/21)[a]	1,500	1,455,780
2.95%, 11/21/26 (Call 08/21/26)[a]	835	802,435
3.38%, 04/01/24	1,329	1,330,874
3.50%, 02/26/28 (Call 11/26/27)	1,665	1,668,713
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	680	673,914
4.25%, 06/01/24 (Call 03/01/24)	285	292,724
5.55%, 01/15/20	552	577,690
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	1,220	1,197,186

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.00%, 01/27/20 (Call 12/27/19)	$600	$592,428
2.30%, 11/15/19 (Call 10/15/19)	1,460	1,449,941
2.30%, 11/01/20 (Call 10/01/20)	465	458,741
2.30%, 09/15/22 (Call 08/15/22)	2,200	2,122,956
2.40%, 04/25/22 (Call 03/25/22)	2,000	1,942,760
2.70%, 02/15/23 (Call 12/15/22)	1,960	1,912,137
2.85%, 01/27/25 (Call 10/27/24)[a]	75	72,335
2.95%, 02/07/24 (Call 12/07/23)	1,500	1,470,195
3.05%, 02/15/22 (Call 11/15/21)	810	808,129
3.05%, 04/25/27 (Call 01/25/27)	1,000	961,610
3.25%, 11/01/25 (Call 08/01/25)	705	695,313
3.40%, 11/15/23 (Call 08/15/23)	600	603,852
3.40%, 02/07/28 (Call 11/07/27)	2,500	2,458,525
Nomura Holdings Inc.
2.75%, 03/19/19	645	645,168
6.70%, 03/04/20	989	1,059,081
ORIX Corp.
2.90%, 07/18/22	725	709,036
3.25%, 12/04/24	2,660	2,583,286
Raymond James Financial Inc.
3.63%, 09/15/26	1,215	1,186,508
Stifel Financial Corp.
4.25%, 07/18/24[a]	705	709,047
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	1,189	1,180,392
3.00%, 08/15/19 (Call 07/15/19)	1,625	1,625,796
3.70%, 08/04/26 (Call 05/04/26)[a]	2,920	2,790,498

Security	Principal (000s)	Value
3.75%, 08/15/21 (Call 06/15/21)	$578	$585,479
3.95%, 12/01/27 (Call 09/01/27)	50	48,083
4.25%, 08/15/24 (Call 05/15/24)	2,350	2,367,719
4.50%, 07/23/25 (Call 04/24/25)	1,778	1,806,768
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	330	327,835
5.60%, 12/01/19	692	725,140
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	7,115	7,024,853
2.80%, 12/14/22 (Call 10/14/22)[a]	4,005	3,952,695
3.15%, 12/14/25 (Call 09/14/25)[a]	8,100	7,950,555
Washington Prime Group LP
5.95%, 08/15/24 (Call 06/15/24)[a]	1,000	989,060

		220,490,862
ELECTRIC — 3.60%
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	2,250	2,169,157
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	410	396,068
Alabama Power Co.
Series 13-A
3.55%, 12/01/23	1,150	1,164,272
Series 17A
2.45%, 03/30/22 (Call 02/28/22)	910	887,004
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	380	377,963
3.65%, 02/15/26 (Call 11/15/25)	836	829,128
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	725	711,754

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
American Electric Power Co. Inc.
2.15%, 11/13/20	$550	$539,759
2.95%, 12/15/22 (Call 09/15/22)	190	187,872
3.20%, 11/13/27 (Call 08/13/27)	150	143,382
Appalachian Power Co.
3.30%, 06/01/27 (Call 03/01/27)	1,000	971,770
4.60%, 03/30/21 (Call 12/30/20)	700	730,702
Arizona Public Service Co.
3.15%, 05/15/25 (Call 02/15/25)	510	499,305
8.75%, 03/01/19	600	635,052
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)[a]	2,550	2,474,571
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	700	642,586
2.80%, 08/15/22 (Call 05/15/22)	180	176,225
3.50%, 11/15/21 (Call 08/15/21)	1,500	1,524,915
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	800	795,592
3.50%, 02/01/25 (Call 11/01/24)[a]	950	953,819
3.75%, 11/15/23 (Call 08/15/23)	580	593,601
Black Hills Corp.
3.95%, 01/15/26 (Call 07/15/25)	425	429,242
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	515	497,840
2.25%, 08/01/22 (Call 05/01/22)	325	313,131
Series AA
3.00%, 02/01/27 (Call 11/01/26)	1,000	959,520

Security	Principal (000s)	Value
Series Z
2.40%, 09/01/26 (Call 06/01/26)	$860	$791,088
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	615	594,514
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)[a]	295	281,639
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	220	206,851
5.05%, 03/15/22 (Call 12/15/21)	1,830	1,941,941
8.75%, 06/15/19	323	345,907
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)[a]	1,200	1,122,480
2.95%, 08/15/27 (Call 05/15/27)	1,700	1,624,605
3.10%, 11/01/24 (Call 08/01/24)	510	499,912
3.40%, 09/01/21 (Call 06/01/21)	1,410	1,428,570
4.00%, 08/01/20 (Call 05/01/20)	780	800,647
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	1,100	1,069,673
Series A
3.20%, 03/15/27 (Call 12/15/26)	1,250	1,222,075
Consolidated Edison Co. of New York Inc.
3.13%, 11/15/27 (Call 08/15/27)[a]	1,225	1,193,175
Consolidated Edison Inc.
2.00%, 03/15/20	1,630	1,605,420
2.00%, 05/15/21 (Call 04/15/21)	2,200	2,135,078
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	560	555,783

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.38%, 08/15/23 (Call 05/15/23)[a]	$375	$377,063
5.65%, 04/15/20	315	334,184
6.13%, 03/15/19	1,360	1,407,287
6.70%, 09/15/19	1,044	1,105,074
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	319	322,034
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	625	620,038
2.58%, 07/01/20[a]	355	350,612
2.75%, 01/15/22 (Call 12/15/21)	1,550	1,518,458
2.96%, 07/01/19[a,e]	2,155	2,159,719
3.63%, 12/01/24 (Call 09/01/24)[a]	575	574,074
3.90%, 10/01/25 (Call 07/01/25)	2,840	2,864,992
4.45%, 03/15/21	1,550	1,610,465
5.20%, 08/15/19	1,680	1,730,870
Series B
1.60%, 08/15/19	4,195	4,126,076
2.75%, 09/15/22 (Call 06/15/22)	240	233,155
Series C
2.00%, 08/15/21 (Call 07/15/21)	1,550	1,490,031
Series D
2.85%, 08/15/26 (Call 05/15/26)[a]	2,750	2,566,465
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	475	482,215
3.80%, 03/15/27 (Call 12/15/26)	1,560	1,560,718
3.90%, 06/01/21 (Call 03/01/21)	405	415,522
DTE Energy Co.
1.50%, 10/01/19	455	446,369
2.40%, 12/01/19 (Call 11/01/19)	1,005	997,081
2.85%, 10/01/26 (Call 07/01/26)	1,260	1,170,565

Security	Principal (000s)	Value
3.30%, 06/15/22 (Call 04/15/22)	$170	$169,519
3.85%, 12/01/23 (Call 09/01/23)	625	638,275
Series C
3.50%, 06/01/24 (Call 03/01/24)	1,130	1,126,723
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)[a]	1,804	1,750,926
2.95%, 12/01/26 (Call 09/01/26)	330	316,411
3.05%, 03/15/23 (Call 02/15/23)	3,005	2,995,504
3.90%, 06/15/21 (Call 03/15/21)	805	830,969
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	2,530	2,422,399
2.65%, 09/01/26 (Call 06/01/26)	2,555	2,344,136
3.05%, 08/15/22 (Call 05/15/22)	994	986,058
3.15%, 08/15/27 (Call 05/15/27)	128	121,203
3.55%, 09/15/21 (Call 06/15/21)	1,995	2,024,506
3.75%, 04/15/24 (Call 01/15/24)	2,080	2,107,810
3.95%, 10/15/23 (Call 07/15/23)[a]	2,810	2,884,493
5.05%, 09/15/19	925	956,718
Duke Energy Florida LLC
1.85%, 01/15/20	495	487,501
3.10%, 08/15/21 (Call 05/15/21)	560	564,273
3.20%, 01/15/27 (Call 10/15/26)	1,300	1,267,734
4.55%, 04/01/20	65	67,387
Duke Energy Indiana LLC
3.75%, 07/15/20	750	766,650
Duke Energy Ohio Inc.
3.80%, 09/01/23 (Call 06/01/23)[a]	1,050	1,078,928

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.45%, 04/01/19	$1,400	$1,440,642
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	928	921,216
3.00%, 09/15/21 (Call 06/15/21)	750	753,090
3.25%, 08/15/25 (Call 05/15/25)	280	277,063
Edison International
2.13%, 04/15/20	2,500	2,462,850
2.40%, 09/15/22 (Call 08/15/22)	1,970	1,892,934
2.95%, 03/15/23 (Call 01/15/23)	410	400,722
Emera U.S. Finance LP
2.15%, 06/15/19	200	198,062
2.70%, 06/15/21 (Call 05/15/21)	2,535	2,487,291
3.55%, 06/15/26 (Call 03/15/26)	2,325	2,235,627
Enel Generacion Chile SA
4.25%, 04/15/24 (Call 01/15/24)	100	101,603
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	1,175	1,172,685
3.70%, 06/01/24 (Call 03/01/24)	900	918,189
3.75%, 02/15/21 (Call 11/15/20)	910	929,629
Entergy Corp.
5.13%, 09/15/20 (Call 06/15/20)	1,000	1,046,460
Entergy Gulf States Louisiana LLC
3.95%, 10/01/20 (Call 07/01/20)	500	512,345
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	765	700,227
4.05%, 09/01/23 (Call 06/01/23)[a]	680	701,740
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	1,050	1,018,962

Security	Principal (000s)	Value
2.90%, 10/01/24 (Call 08/01/24)	$570	$546,385
4.50%, 11/15/19	425	437,342
Series H
3.15%, 01/15/25 (Call 10/15/24)	240	233,777
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)[a]	755	740,217
2.85%, 06/15/20 (Call 05/15/20)[a]	1,675	1,665,687
3.40%, 04/15/26 (Call 01/15/26)[a]	1,030	1,000,933
3.50%, 06/01/22 (Call 05/01/22)	1,200	1,199,148
3.95%, 06/15/25 (Call 03/15/25)	1,444	1,459,913
5.15%, 12/01/20 (Call 09/01/20)	1,300	1,361,776
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	1,275	1,274,669
3.40%, 03/15/22 (Call 02/15/22)[a]	1,980	1,984,019
4.00%, 10/01/20 (Call 07/01/20)	1,250	1,276,813
4.25%, 06/15/22 (Call 03/15/22)[a]	1,872	1,930,519
5.20%, 10/01/19	1,400	1,449,602
FirstEnergy Corp.
Series A
2.85%, 07/15/22 (Call 05/15/22)	1,820	1,766,838
Series B
4.25%, 03/15/23 (Call 12/15/22)	370	380,848
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	164	160,807
3.13%, 12/01/25 (Call 06/01/25)[a]	790	778,790
3.25%, 06/01/24 (Call 12/01/23)	1,450	1,455,974

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)	$3,230	$3,106,646
3.06%, 10/04/26 (Call 07/04/26)[a]	1,639	1,524,499
Georgia Power Co.
2.85%, 05/15/22	1,000	988,050
3.25%, 04/01/26 (Call 01/01/26)	275	266,255
3.25%, 03/30/27 (Call 12/30/26)	1,100	1,066,571
4.25%, 12/01/19	428	439,475
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	666	693,746
5.29%, 06/15/22 (Call 03/15/22)[e]	375	398,925
Hydro-Quebec
8.40%, 01/15/22	615	729,169
9.40%, 02/01/21	200	235,244
Iberdrola International BV
5.81%, 03/15/25	35	38,928
Indiana Michigan Power Co.
7.00%, 03/15/19	170	177,358
Series J
3.20%, 03/15/23 (Call 12/15/22)	630	626,214
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	1,725	1,712,062
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)[b]	830	809,001
3.25%, 06/30/26 (Call 03/30/26)	1,250	1,202,900
3.35%, 11/15/27 (Call 08/15/27)[b]	1,650	1,586,326
3.65%, 06/15/24 (Call 03/15/24)	420	422,537
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	646	640,593
3.65%, 08/15/25 (Call 05/15/25)	825	824,274

Security	Principal (000s)	Value
6.38%, 03/01/18	$370	$370,000
7.15%, 04/01/19	785	821,063
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	638	645,439
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	300	305,517
4.38%, 10/01/21 (Call 07/01/21)	400	415,004
Louisville Gas & Electric Co.
Series 25
3.30%, 10/01/25 (Call 07/01/25)	525	518,763
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	1,500	1,496,820
3.50%, 10/15/24 (Call 07/15/24)	1,010	1,027,766
3.70%, 09/15/23 (Call 06/15/23)	247	250,843
Nevada Power Co.
7.13%, 03/15/19	975	1,020,162
NextEra Energy Capital Holdings Inc.
2.30%, 04/01/19	240	239,006
2.40%, 09/15/19 (Call 08/15/19)	955	950,005
3.55%, 05/01/27 (Call 02/01/27)[a]	1,270	1,243,635
3.63%, 06/15/23 (Call 03/15/23)	555	558,247
4.50%, 06/01/21 (Call 03/01/21)	680	706,744
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	315	303,433
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	500	483,470
3.20%, 05/15/27 (Call 02/15/27)[a]	2,080	2,022,093
NV Energy Inc.
6.25%, 11/15/20	460	497,987

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Oglethorpe Power Corp.
6.10%, 03/15/19	$650	$671,223
Ohio Power Co.
Series M
5.38%, 10/01/21	630	681,314
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	205	203,110
4.10%, 06/01/22 (Call 03/01/22)	685	707,913
7.00%, 09/01/22	1,500	1,731,690
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	1,285	1,235,682
3.25%, 09/15/21 (Call 06/15/21)	148	148,392
3.30%, 12/01/27 (Call 09/01/27)[a,b]	1,995	1,889,105
3.40%, 08/15/24 (Call 05/15/24)	340	335,770
3.50%, 10/01/20 (Call 07/01/20)[a]	1,906	1,928,700
3.50%, 06/15/25 (Call 03/15/25)	705	690,117
3.75%, 02/15/24 (Call 11/15/23)[a]	820	826,929
4.25%, 05/15/21 (Call 02/15/21)	1,100	1,133,957
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	1,090	1,089,924
3.35%, 07/01/25 (Call 04/01/25)	250	247,495
3.85%, 06/15/21 (Call 03/15/21)	1,070	1,100,442
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	1,000	958,040
2.38%, 09/15/22 (Call 06/15/22)	1,000	972,190
3.15%, 10/15/25 (Call 07/15/25)	1,650	1,614,409
Pennsylvania Electric Co.
5.20%, 04/01/20	400	416,600

Security	Principal (000s)	Value
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)[a]	$1,180	$1,174,336
Pinnacle West Capital Corp.
2.25%, 11/30/20	1,000	982,190
Portland General Electric Co.
6.10%, 04/15/19	400	414,860
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	1,090	1,109,369
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	1,100	1,045,693
3.40%, 06/01/23 (Call 03/01/23)	555	553,746
3.95%, 03/15/24 (Call 12/15/23)	280	285,835
4.20%, 06/15/22 (Call 03/15/22)	1,935	1,999,300
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	800	801,680
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	830	826,224
4.40%, 01/15/21 (Call 10/15/20)	2,205	2,281,050
4.88%, 12/01/19	450	465,048
7.05%, 03/15/19	763	796,595
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	360	359,413
5.13%, 04/15/20	1,068	1,116,818
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	2,000	1,924,540
2.90%, 05/15/25 (Call 11/15/24)	360	345,233
3.20%, 11/15/20 (Call 05/15/20)	23	23,225
5.13%, 06/01/19	340	350,173
Public Service Co. of Oklahoma
4.40%, 02/01/21	125	129,650
5.15%, 12/01/19	640	664,518

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	$950	$923,704
2.25%, 09/15/26 (Call 06/15/26)[a]	1,000	911,970
2.38%, 05/15/23 (Call 02/15/23)[a]	486	468,426
3.00%, 05/15/25 (Call 02/15/25)[a]	550	535,755
3.00%, 05/15/27 (Call 02/15/27)	1,390	1,331,078
3.15%, 08/15/24 (Call 05/15/24)	135	133,152
Public Service Enterprise Group Inc.
1.60%, 11/15/19	120	117,559
2.00%, 11/15/21 (Call 10/15/21)	1,200	1,148,280
2.65%, 11/15/22 (Call 10/15/22)	600	583,806
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	365	364,007
5.63%, 07/15/22 (Call 04/15/22)	800	867,360
6.00%, 09/01/21	285	309,972
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,000	931,400
3.00%, 08/15/21	154	154,707
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	2,105	1,970,238
Southern California Edison Co.
1.85%, 02/01/22	186	181,928
2.90%, 03/01/21	1,000	999,580
3.65%, 03/01/28	1,000	998,180
3.88%, 06/01/21 (Call 03/01/21)	167	171,754
Series C
3.50%, 10/01/23 (Call 07/01/23)[a]	1,145	1,154,458

Security	Principal (000s)	Value
Southern Co. (The)
1.85%, 07/01/19	$2,395	$2,368,272
2.15%, 09/01/19 (Call 08/01/19)	1,945	1,928,215
2.35%, 07/01/21 (Call 06/01/21)[a]	3,700	3,597,140
2.75%, 06/15/20 (Call 05/15/20)	340	337,882
3.25%, 07/01/26 (Call 04/01/26)	3,332	3,172,530
Southern Power Co.
1.95%, 12/15/19	2,925	2,876,182
2.38%, 06/01/20 (Call 05/01/20)	3,785	3,734,167
2.50%, 12/15/21 (Call 11/15/21)	1,250	1,215,625
4.15%, 12/01/25 (Call 09/01/25)	775	796,855
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	410	413,698
Series K
2.75%, 10/01/26 (Call 07/01/26)	1,785	1,664,673
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	370	355,851
5.40%, 05/15/21	400	427,388
TECO Finance Inc.
5.15%, 03/15/20	845	878,724
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	687	695,794
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)[a]	401	384,647
5.15%, 11/15/21 (Call 08/15/21)	475	504,854
UIL Holdings Corp.
4.63%, 10/01/20	410	424,612
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	2,300	2,207,609

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.50%, 04/15/24 (Call 01/15/24)	$371	$376,420
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	550	546,656
2.95%, 11/15/26 (Call 08/15/26)[a]	895	853,553
3.10%, 05/15/25 (Call 02/15/25)	575	561,476
3.45%, 02/15/24 (Call 11/15/23)	387	389,469
5.00%, 06/30/19	500	514,265
Series A
3.15%, 01/15/26 (Call 10/15/25)	1,445	1,408,340
3.50%, 03/15/27 (Call 12/15/26)[a]	735	730,303
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	305	302,679
Westar Energy Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,000	930,510
3.10%, 04/01/27 (Call 01/01/27)	340	329,644
3.25%, 12/01/25 (Call 09/01/25)	305	297,579
5.10%, 07/15/20	340	357,432
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	685	685,171
Wisconsin Power & Light Co.
3.05%, 10/15/27 (Call 07/15/27)	1,255	1,209,494
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	4,050	3,982,405
2.60%, 03/15/22 (Call 02/15/22)	1,000	979,290
3.35%, 12/01/26 (Call 06/01/26)	1,050	1,028,234
4.70%, 05/15/20 (Call 11/15/19)	650	670,202

		258,662,594

Security	Principal (000s)	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.11%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	$192	$190,138
2.63%, 02/15/23 (Call 11/15/22)	1,412	1,378,253
3.15%, 06/01/25 (Call 03/01/25)	650	642,239
4.25%, 11/15/20	125	129,736
4.88%, 10/15/19	1,450	1,500,735
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	1,000	978,170
3.50%, 02/15/28 (Call 11/15/27)	2,640	2,576,957
Legrand France SA
8.50%, 02/15/25[a]	550	694,364

		8,090,592
ELECTRONICS — 0.59%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)[a]	1,470	1,369,614
3.88%, 07/15/23 (Call 04/15/23)	231	234,749
5.00%, 07/15/20	565	591,527
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	1,800	1,740,762
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	1,745	1,747,879
3.20%, 04/01/24 (Call 02/01/24)	190	186,111
4.00%, 02/01/22 (Call 11/01/21)	465	476,667
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	1,905	1,825,885
3.50%, 04/01/22 (Call 02/01/22)	1,000	995,010
4.00%, 04/01/25 (Call 01/01/25)[a]	210	208,755
4.50%, 03/01/23 (Call 12/01/22)[a]	525	540,845

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	$1,097	$1,109,912
4.88%, 12/01/22	945	983,414
5.88%, 06/15/20	675	711,227
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	500	493,845
3.70%, 11/15/23 (Call 08/15/23)[a]	446	450,268
4.25%, 08/15/20	600	618,294
6.63%, 05/15/19	110	114,874
Flex Ltd.
4.63%, 02/15/20	400	411,504
4.75%, 06/15/25 (Call 03/15/25)[a]	1,410	1,468,162
5.00%, 02/15/23	1,115	1,175,478
FLIR Systems Inc.
3.13%, 06/15/21 (Call 05/15/21)	395	393,329
Fortive Corp.
1.80%, 06/15/19	1,015	1,003,825
2.35%, 06/15/21 (Call 05/15/21)	980	954,745
3.15%, 06/15/26 (Call 03/15/26)[a]	1,090	1,054,281
Honeywell International Inc.
1.40%, 10/30/19	115	112,823
1.85%, 11/01/21 (Call 10/01/21)	5,650	5,442,249
2.50%, 11/01/26 (Call 08/01/26)	2,865	2,648,005
4.25%, 03/01/21	1,015	1,060,117
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	2,000	1,919,980
4.70%, 09/15/22	1,100	1,138,720
5.63%, 12/15/20	1,200	1,273,128
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	465	466,479
4.55%, 10/30/24 (Call 07/30/24)	1,110	1,150,237

Security	Principal (000s)	Value
4.60%, 04/06/27 (Call 01/06/27)	$1,950	$2,011,659
Koninklijke Philips NV
3.75%, 03/15/22	771	786,960
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	325	340,418
Tech Data Corp.
4.95%, 02/15/27 (Call 11/16/26)[a]	1,630	1,670,114
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	900	943,380
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	595	574,229
3.70%, 02/15/26 (Call 11/15/25)	195	197,256

		42,596,716
ENGINEERING & CONSTRUCTION — 0.05%
ABB Finance USA Inc.
2.88%, 05/08/22	1,246	1,241,651
Fluor Corp.
3.38%, 09/15/21	1,975	1,993,111
3.50%, 12/15/24 (Call 09/15/24)[a]	455	457,048

		3,691,810
ENVIRONMENTAL CONTROL — 0.18%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	1,000	943,690
3.20%, 03/15/25 (Call 12/15/24)[a]	480	468,677
3.38%, 11/15/27 (Call 08/15/27)	780	756,569
3.55%, 06/01/22 (Call 03/01/22)	1,146	1,157,758
4.75%, 05/15/23 (Call 02/15/23)	750	795,937
5.00%, 03/01/20[a]	529	551,065
5.25%, 11/15/21	795	851,198
5.50%, 09/15/19	770	802,255

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)[a]	$1,794	$1,776,347
3.13%, 03/01/25 (Call 12/01/24)	1,300	1,269,554
3.15%, 11/15/27 (Call 08/15/27)	1,740	1,659,856
3.50%, 05/15/24 (Call 02/15/24)	575	578,283
4.60%, 03/01/21 (Call 12/01/20)	950	991,724
4.75%, 06/30/20	550	573,276

		13,176,189
FOOD — 0.92%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)[a]	1,510	1,484,194
4.25%, 04/15/21	575	593,400
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	532	528,350
Flowers Foods Inc.
4.38%, 04/01/22 (Call 01/01/22)	1,025	1,059,255
General Mills Inc.
2.20%, 10/21/19[a]	350	346,917
2.60%, 10/12/22 (Call 09/12/22)	1,500	1,449,240
3.15%, 12/15/21 (Call 09/15/21)	1,246	1,245,726
3.20%, 02/10/27 (Call 11/10/26)[a]	1,130	1,077,557
3.65%, 02/15/24 (Call 11/15/23)	425	433,521
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	360	327,312
3.20%, 08/21/25 (Call 05/21/25)	280	275,890
4.13%, 12/01/20	510	529,054
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	400	380,824

Security	Principal (000s)	Value
4.63%, 11/01/20	$375	$389,370
JM Smucker Co. (The)
2.50%, 03/15/20	515	511,750
3.00%, 03/15/22[a]	500	494,915
3.50%, 10/15/21	650	660,062
3.50%, 03/15/25	2,625	2,604,105
Kellogg Co.
2.65%, 12/01/23[a]	2,175	2,112,947
3.25%, 04/01/26	2,025	1,934,665
3.40%, 11/15/27 (Call 08/15/27)	1,650	1,576,690
4.00%, 12/15/20	1,031	1,059,033
4.15%, 11/15/19	900	920,403
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)[a]	2,368	2,354,550
3.00%, 06/01/26 (Call 03/01/26)	5,360	4,933,451
3.50%, 06/06/22	2,344	2,346,719
3.50%, 07/15/22 (Call 05/15/22)	1,850	1,848,427
3.95%, 07/15/25 (Call 04/15/25)[a]	1,495	1,479,781
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	160	158,082
2.65%, 10/15/26 (Call 07/15/26)[a]	2,130	1,922,964
2.80%, 08/01/22 (Call 07/01/22)	520	508,492
2.95%, 11/01/21 (Call 10/01/21)	1,260	1,252,226
3.30%, 01/15/21 (Call 12/15/20)	2,430	2,446,354
3.40%, 04/15/22 (Call 01/15/22)	1,350	1,354,833
3.85%, 08/01/23 (Call 05/01/23)	525	535,941
4.00%, 02/01/24 (Call 11/01/23)	985	1,004,917
6.15%, 01/15/20	2,605	2,756,663
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	515	504,237

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.15%, 08/15/24 (Call 06/15/24)[a]	$1,000	$979,980
3.40%, 08/15/27 (Call 05/15/27)	1,450	1,407,152
Mondelez International Inc.
5.38%, 02/10/20	250	261,428
Sysco Corp.
1.90%, 04/01/19	200	198,514
2.50%, 07/15/21 (Call 06/15/21)[a]	1,064	1,047,029
2.60%, 10/01/20 (Call 09/01/20)	1,135	1,126,896
2.60%, 06/12/22	950	927,913
3.25%, 07/15/27 (Call 04/15/27)	1,800	1,737,324
3.30%, 07/15/26 (Call 04/15/26)	2,260	2,199,455
3.75%, 10/01/25 (Call 07/01/25)	585	591,406
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	1,675	1,627,597
2.65%, 08/15/19 (Call 07/15/19)	492	490,819
3.55%, 06/02/27 (Call 03/02/27)	1,590	1,549,407
3.95%, 08/15/24 (Call 05/15/24)	2,575	2,618,852
4.50%, 06/15/22 (Call 03/15/22)	2,150	2,245,890

		66,412,479
FOREST PRODUCTS & PAPER — 0.11%
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)[a]	70	72,417
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	1,100	1,154,692
5.50%, 01/17/27[a]	545	573,689
Georgia-Pacific LLC
8.00%, 01/15/24	1,250	1,549,900
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	50	46,661

Security	Principal (000s)	Value
3.65%, 06/15/24 (Call 03/15/24)	$950	$958,189
3.80%, 01/15/26 (Call 10/15/25)	2,500	2,510,950
4.75%, 02/15/22 (Call 11/15/21)	213	224,321
7.50%, 08/15/21[a]	416	474,806

		7,565,625
GAS — 0.36%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	805	776,334
8.50%, 03/15/19	168	177,930
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	212	218,998
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	1,800	1,789,398
2.80%, 11/15/20 (Call 10/15/20)[a]	930	925,276
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,220	1,212,668
3.95%, 09/15/27 (Call 06/15/27)	1,945	1,862,551
4.90%, 12/01/21 (Call 09/01/21)	1,130	1,166,239
8.75%, 05/01/19	110	117,039
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	845	827,466
3.85%, 02/15/23 (Call 11/15/22)[a]	325	331,978
ONE Gas Inc.
3.61%, 02/01/24 (Call 11/01/23)	425	429,781
Sempra Energy
1.63%, 10/07/19	3,624	3,554,021
2.40%, 03/15/20 (Call 02/15/20)	1,425	1,410,251

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (Continued)
iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.88%, 10/01/22 (Call 07/01/22)	$1,650	$1,623,089
2.90%, 02/01/23 (Call 01/01/23)	460	451,784
3.25%, 06/15/27 (Call 03/15/27)	1,500	1,435,290
3.40%, 02/01/28 (Call 10/01/27)	2,480	2,367,309
3.55%, 06/15/24 (Call 03/15/24)	500	499,405
Southern California Gas Co.
2.60%, 06/15/26 (Call 03/15/26)	1,140	1,066,196
3.15%, 09/15/24 (Call 06/15/24)	1,305	1,297,953
3.20%, 06/15/25 (Call 03/15/25)	475	468,041
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	214	202,251
3.25%, 06/15/26 (Call 03/15/26)[a]	250	238,330
3.50%, 09/15/21 (Call 06/15/21)	750	754,763
5.25%, 08/15/19	550	567,507

		25,771,848
HAND & MACHINE TOOLS — 0.05%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	708	703,724
3.88%, 02/15/22 (Call 11/15/21)[a]	692	692,304
Snap-On Inc.
6.13%, 09/01/21	125	138,458
Stanley Black & Decker Inc.
2.90%, 11/01/22	115	113,768
3.40%, 12/01/21 (Call 09/01/21)	2,203	2,232,102

		3,880,356
HEALTH CARE – PRODUCTS — 1.80%
Abbott Laboratories
2.00%, 03/15/20	1,130	1,111,615
2.35%, 11/22/19	5,850	5,814,139

Security	Principal (000s)	Value
2.55%, 03/15/22	$2,848	$2,777,854
2.80%, 09/15/20 (Call 08/15/20)	990	987,723
2.90%, 11/30/21 (Call 10/30/21)[a]	7,950	7,884,492
2.95%, 03/15/25 (Call 12/15/24)[a]	1,690	1,614,795
3.25%, 04/15/23 (Call 01/15/23)[a]	2,515	2,499,457
3.40%, 11/30/23 (Call 09/30/23)[a]	2,650	2,641,811
3.75%, 11/30/26 (Call 08/30/26)[a]	3,380	3,347,755
4.13%, 05/27/20	870	893,455
5.13%, 04/01/19	343	352,261
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	2,050	1,959,534
2.60%, 08/15/26 (Call 05/15/26)	1,500	1,374,195
Becton Dickinson and Co.
2.13%, 06/06/19	275	272,641
2.68%, 12/15/19	4,859	4,837,475
2.89%, 06/06/22 (Call 05/06/22)[a]	2,225	2,167,528
3.13%, 11/08/21	2,577	2,545,741
3.25%, 11/12/20	2,075	2,074,917
3.36%, 06/06/24 (Call 04/06/24)	2,619	2,530,844
3.70%, 06/06/27 (Call 03/06/27)[a]	3,679	3,526,579
3.73%, 12/15/24 (Call 09/15/24)	2,870	2,828,930
Boston Scientific Corp.
2.85%, 05/15/20	280	279,171
3.85%, 05/15/25	2,600	2,613,780
4.00%, 03/01/28 (Call 12/01/27)	1,500	1,495,665
4.13%, 10/01/23 (Call 07/01/23)	525	538,456
6.00%, 01/15/20	407	429,702
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	475	476,169

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.20%, 06/15/20	$2,225	$2,291,616
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	585	581,081
3.35%, 09/15/25 (Call 06/15/25)[a]	520	522,486
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	1,546	1,619,358
6.00%, 03/01/20	2,184	2,312,157
Medtronic Global Holdings SCA
1.70%, 03/28/19	100	99,068
3.35%, 04/01/27 (Call 01/01/27)	3,555	3,509,496
Medtronic Inc.
2.50%, 03/15/20	3,950	3,928,077
2.75%, 04/01/23 (Call 01/01/23)[a]	2,850	2,794,197
3.13%, 03/15/22 (Call 12/15/21)	1,450	1,452,030
3.15%, 03/15/22	1,830	1,833,020
3.50%, 03/15/25	4,940	4,934,912
3.63%, 03/15/24 (Call 12/15/23)	3,912	3,973,849
4.13%, 03/15/21 (Call 12/15/20)	2,100	2,167,137
4.45%, 03/15/20[a]	794	820,027
5.60%, 03/15/19	750	771,630
Stryker Corp.
2.00%, 03/08/19	3,075	3,059,133
2.63%, 03/15/21 (Call 02/15/21)	640	632,595
3.38%, 05/15/24 (Call 02/15/24)	1,175	1,173,543
3.38%, 11/01/25 (Call 08/01/25)	924	912,404
3.50%, 03/15/26 (Call 12/15/25)[a]	2,175	2,168,975
3.65%, 03/07/28 (Call 12/07/27)	1,500	1,498,980
4.38%, 01/15/20[a]	560	577,130
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	4,657	4,353,690

Security	Principal (000s)	Value
3.00%, 04/15/23 (Call 02/15/23)	$1,195	$1,172,618
3.15%, 01/15/23 (Call 10/15/22)	1,250	1,239,900
3.20%, 08/15/27 (Call 05/15/27)	1,425	1,353,864
3.30%, 02/15/22	130	130,203
3.60%, 08/15/21 (Call 05/15/21)	679	689,572
3.65%, 12/15/25 (Call 09/15/25)	2,780	2,768,046
4.15%, 02/01/24 (Call 11/01/23)[a]	1,780	1,834,610
4.50%, 03/01/21	1,463	1,525,178
4.70%, 05/01/20	900	934,110
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)[a]	1,075	1,067,206
3.15%, 04/01/22 (Call 02/01/22)	1,670	1,644,816
3.38%, 11/30/21 (Call 08/30/21)	1,485	1,481,198
3.55%, 04/01/25 (Call 01/01/25)[a]	3,275	3,181,073
4.63%, 11/30/19	2,500	2,571,575

		129,457,244
HEALTH CARE – SERVICES — 1.12%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	1,715	1,704,247
2.75%, 11/15/22 (Call 08/15/22)[a]	2,185	2,120,608
2.80%, 06/15/23 (Call 04/15/23)	2,031	1,948,135
3.50%, 11/15/24 (Call 08/15/24)	1,385	1,359,294
4.13%, 06/01/21 (Call 03/01/21)	1,100	1,129,150
Anthem Inc.
2.25%, 08/15/19	305	302,688
2.50%, 11/21/20	370	365,260
2.95%, 12/01/22 (Call 11/01/22)	970	950,639

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.13%, 05/15/22[a]	$1,446	$1,435,849
3.30%, 01/15/23[a]	2,111	2,097,236
3.35%, 12/01/24 (Call 10/01/24)[a]	1,705	1,664,199
3.50%, 08/15/24 (Call 05/15/24)	2,410	2,385,514
3.70%, 08/15/21 (Call 05/15/21)	1,350	1,371,978
4.10%, 03/01/28	1,085	1,086,790
4.35%, 08/15/20	1,200	1,240,224
Catholic Health Initiatives
2.95%, 11/01/22	827	803,703
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	1,975	1,827,112
3.25%, 04/15/25 (Call 01/15/25)	3,053	2,937,047
4.00%, 02/15/22 (Call 11/15/21)	924	950,112
4.38%, 12/15/20 (Call 09/15/20)	565	584,074
4.50%, 03/15/21 (Call 12/15/20)	621	644,592
5.13%, 06/15/20	288	301,775
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,352	1,437,352
Dignity Health
3.13%, 11/01/22	1,050	1,032,392
Howard Hughes Medical Institute
3.50%, 09/01/23	327	333,887
Humana Inc.
2.50%, 12/15/20	610	601,686
2.63%, 10/01/19	320	319,766
2.90%, 12/15/22 (Call 11/15/22)	505	493,930
3.15%, 12/01/22 (Call 09/01/22)[a]	1,158	1,147,810
3.85%, 10/01/24 (Call 07/01/24)[a]	1,260	1,270,382
3.95%, 03/15/27 (Call 12/15/26)[a]	1,540	1,530,714
Kaiser Foundation Hospitals
3.50%, 04/01/22	320	324,650

Security	Principal (000s)	Value
Laboratory Corp. of America Holdings
2.63%, 02/01/20	$150	$149,234
3.20%, 02/01/22	325	324,402
3.25%, 09/01/24 (Call 07/01/24)	2,750	2,678,308
3.60%, 02/01/25 (Call 11/01/24)	2,135	2,102,505
3.60%, 09/01/27 (Call 06/01/27)[a]	1,745	1,690,364
3.75%, 08/23/22 (Call 05/23/22)	1,140	1,159,004
4.63%, 11/15/20 (Call 08/15/20)	950	986,917
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	280	277,948
3.45%, 06/01/26 (Call 03/01/26)[a]	2,460	2,379,681
3.50%, 03/30/25 (Call 12/30/24)	1,910	1,883,470
4.25%, 04/01/24 (Call 01/01/24)	125	129,325
4.70%, 04/01/21	475	497,363
4.75%, 01/30/20	150	155,300
UnitedHealth Group Inc.
1.63%, 03/15/19	1,385	1,372,327
2.13%, 03/15/21	150	146,742
2.30%, 12/15/19	785	780,863
2.70%, 07/15/20	1,590	1,587,949
2.75%, 02/15/23 (Call 11/15/22)[a]	1,775	1,740,228
2.88%, 12/15/21	1,440	1,434,082
2.88%, 03/15/22 (Call 12/15/21)	4,070	4,044,644
2.95%, 10/15/27[a]	1,500	1,423,380
3.10%, 03/15/26	3,811	3,691,830
3.35%, 07/15/22	4,185	4,224,213
3.38%, 11/15/21 (Call 08/15/21)	2,250	2,279,025
3.38%, 04/15/27[a]	1,850	1,821,288
3.45%, 01/15/27[a]	1,350	1,336,703
3.75%, 07/15/25	1,345	1,363,803

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.88%, 10/15/20 (Call 07/15/20)	$550	$564,025
4.70%, 02/15/21 (Call 11/15/20)[a]	900	943,020

		80,870,738
HOLDING COMPANIES – DIVERSIFIED — 0.11%
Apollo Investment Corp.
5.25%, 03/03/25	1,325	1,330,340
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	1,714	1,689,044
3.88%, 01/15/20 (Call 12/15/19)	2,515	2,539,068
4.25%, 03/01/25 (Call 01/01/25)	1,000	979,680
FS Investment Corp.
4.00%, 07/15/19	766	769,317
Prospect Capital Corp.
5.00%, 07/15/19	912	925,698

		8,233,147
HOME BUILDERS — 0.07%
DR Horton Inc.
2.55%, 12/01/20	100	98,793
3.75%, 03/01/19 (Call 12/01/18)	440	443,164
4.00%, 02/15/20	150	153,223
4.75%, 02/15/23 (Call 11/15/22)	1,000	1,054,620
5.75%, 08/15/23 (Call 05/15/23)[a]	1,500	1,655,730
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	1,400	1,433,264

		4,838,794
HOME FURNISHINGS — 0.04%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	1,575	1,515,796
3.80%, 11/15/24 (Call 08/15/24)	1,000	995,250
Whirlpool Corp.
3.70%, 05/01/25	70	70,053
4.85%, 06/15/21	230	241,953

		2,823,052

Security	Principal (000s)	Value
HOUSEHOLD PRODUCTS & WARES — 0.15%
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	$1,345	$1,302,431
2.88%, 10/01/22	1,000	981,930
3.15%, 08/01/27 (Call 05/01/27)	1,850	1,744,198
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	750	748,770
3.10%, 10/01/27 (Call 07/01/27)	1,500	1,445,580
3.50%, 12/15/24 (Call 09/15/24)	1,220	1,226,869
3.80%, 11/15/21	685	702,920
Kimberly-Clark Corp.
1.90%, 05/22/19	520	515,876
2.40%, 03/01/22	720	702,972
2.75%, 02/15/26[a]	850	809,208
3.05%, 08/15/25	790	773,126

		10,953,880
HOUSEWARES — 0.12%
Newell Brands Inc.
2.88%, 12/01/19 (Call 11/01/19)	787	786,905
3.15%, 04/01/21 (Call 03/01/21)	180	178,151
3.85%, 04/01/23 (Call 02/01/23)	1,930	1,922,840
3.90%, 11/01/25 (Call 08/01/25)	650	631,124
4.00%, 06/15/22 (Call 03/15/22)	496	503,207
4.00%, 12/01/24 (Call 09/01/24)	390	385,882
4.20%, 04/01/26 (Call 01/01/26)[a]	3,170	3,137,476
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	780	805,599

		8,351,184

SCHEDULE OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
INSURANCE — 2.27%
AEGON Funding Co. LLC
5.75%, 12/15/20	$680	$727,158
Aflac Inc.
2.40%, 03/16/20	1,119	1,110,406
2.88%, 10/15/26 (Call 07/15/26)[a]	1,500	1,422,480
3.25%, 03/17/25	645	635,190
3.63%, 06/15/23	225	229,122
3.63%, 11/15/24[a]	2,630	2,651,803
4.00%, 02/15/22[a]	450	464,207
Alleghany Corp.
4.95%, 06/27/22	635	672,598
5.63%, 09/15/20	650	689,169
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	1,000	988,960
5.50%, 11/15/20	355	373,733
Allstate Corp. (The)
3.15%, 06/15/23	442	440,701
3.28%, 12/15/26 (Call 09/15/26)[a]	1,915	1,876,700
7.45%, 05/16/19	1,123	1,183,867
(3 mo. LIBOR US + 2.938%)
5.75%, 08/15/53 (Call 08/15/23)[a,c]	1,510	1,616,047
Alterra Finance LLC
6.25%, 09/30/20	450	484,043
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	640	617,811
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	3,066	3,046,316
3.30%, 03/01/21 (Call 02/01/21)[a]	255	255,497
3.38%, 08/15/20	1,440	1,450,440
3.75%, 07/10/25 (Call 04/10/25)[a]	2,315	2,306,365
3.90%, 04/01/26 (Call 01/01/26)	3,830	3,820,731
4.13%, 02/15/24	1,042	1,067,560

Security	Principal (000s)	Value
4.88%, 06/01/22[a]	$4,228	$4,475,423
6.40%, 12/15/20	1,595	1,731,979
Aon Corp.
5.00%, 09/30/20	1,020	1,069,368
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	1,075	1,063,089
3.50%, 06/14/24 (Call 03/14/24)	2,220	2,211,497
3.88%, 12/15/25 (Call 09/15/25)	1,686	1,706,401
4.00%, 11/27/23 (Call 08/27/23)	1,750	1,794,818
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	500	519,575
6.00%, 12/15/20	350	373,524
Assurant Inc.
4.00%, 03/15/23	2,185	2,203,157
AXIS Specialty Finance LLC
5.88%, 06/01/20	1,190	1,260,960
AXIS Specialty Finance PLC
2.65%, 04/01/19	25	24,913
4.00%, 12/06/27 (Call 09/06/27)	1,735	1,693,169
Berkshire Hathaway Finance Corp.
1.70%, 03/15/19	3,625	3,599,589
2.90%, 10/15/20[a]	126	126,566
3.00%, 05/15/22	1,480	1,480,770
4.25%, 01/15/21	983	1,021,966
Berkshire Hathaway Inc.
2.10%, 08/14/19	2,905	2,892,189
2.20%, 03/15/21 (Call 02/15/21)	3,610	3,550,796
2.75%, 03/15/23 (Call 01/15/23)[a]	275	270,729
3.00%, 02/11/23[a]	1,201	1,206,441
3.13%, 03/15/26 (Call 12/15/25)	1,980	1,928,758
3.40%, 01/31/22	2,833	2,886,544
3.75%, 08/15/21	43	44,353
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)[a,b]	3,630	3,398,224

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	$500	$509,755
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	425	419,462
2.70%, 03/13/23	180	175,968
2.88%, 11/03/22 (Call 09/03/22)	770	763,039
3.15%, 03/15/25[a]	1,150	1,128,679
3.35%, 05/15/24	2,250	2,245,702
3.35%, 05/03/26 (Call 02/03/26)	1,710	1,687,223
5.90%, 06/15/19	985	1,024,420
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	2,765	2,635,294
3.95%, 05/15/24 (Call 02/15/24)	440	446,041
4.50%, 03/01/26 (Call 12/01/25)	170	175,534
5.75%, 08/15/21[a]	740	800,576
5.88%, 08/15/20	1,164	1,240,882
Fidelity National Financial Inc.
5.50%, 09/01/22	1,055	1,140,413
First American Financial Corp.
4.60%, 11/15/24	1,000	1,015,390
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	1,245	1,330,158
5.50%, 03/30/20	227	238,933
Lincoln National Corp.
3.35%, 03/09/25[a]	640	626,336
3.63%, 12/12/26 (Call 09/15/26)[a]	435	430,454
3.80%, 03/01/28 (Call 12/01/27)	1,500	1,488,450
4.20%, 03/15/22	563	583,381
4.85%, 06/24/21	650	686,277
6.25%, 02/15/20	550	585,772
8.75%, 07/01/19	830	894,740
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)[a]	1,019	985,342

Security	Principal (000s)	Value
3.75%, 04/01/26 (Call 01/01/26)[a]	$2,535	$2,555,305
Manulife Financial Corp.
4.15%, 03/04/26	2,845	2,909,809
4.90%, 09/17/20	1,000	1,045,880
(5 year USD Swap + 1.647%)
4.06%, 02/24/32 (Call 02/24/27)[c]	1,575	1,545,122
Markel Corp.
3.50%, 11/01/27 (Call 08/01/27)	1,035	994,821
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	525	522,186
2.35%, 03/06/20 (Call 02/06/20)	637	630,560
2.75%, 01/30/22 (Call 12/30/21)	130	127,842
3.30%, 03/14/23 (Call 01/14/23)	175	174,662
3.50%, 06/03/24 (Call 03/03/24)	1,695	1,700,695
3.50%, 03/10/25 (Call 12/10/24)	2,468	2,454,796
4.05%, 10/15/23 (Call 07/15/23)	200	205,840
4.80%, 07/15/21 (Call 04/15/21)	645	677,972
Mercury General Corp.
4.40%, 03/15/27 (Call 12/15/26)	355	352,806
MetLife Inc.
3.00%, 03/01/25[a]	3,473	3,362,142
3.05%, 12/15/22	630	624,047
3.60%, 04/10/24[a]	2,205	2,212,299
4.75%, 02/08/21	2,551	2,673,167
Series D
4.37%, 09/15/23[a]	1,250	1,312,075
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	1,000	1,030,840
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	1,875	1,835,962

SCHEDULE OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.88%, 10/01/24 (Call 09/01/24)[a]	$1,211	$1,270,460
PartnerRe Finance B LLC
5.50%, 06/01/20	510	535,322
Primerica Inc.
4.75%, 07/15/22	275	288,555
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	675	643,079
3.30%, 09/15/22	1,430	1,422,350
3.40%, 05/15/25 (Call 02/15/25)	370	363,458
Progressive Corp. (The)
2.45%, 01/15/27[a]	2,155	1,988,009
3.75%, 08/23/21	405	415,372
Protective Life Corp.
7.38%, 10/15/19	950	1,014,562
Prudential Financial Inc.
2.35%, 08/15/19	559	555,875
3.50%, 05/15/24[a]	4,900	4,917,248
4.50%, 11/16/21[a]	295	308,841
5.38%, 06/21/20	350	368,981
7.38%, 06/15/19	2,443	2,588,065
(3 mo. LIBOR US + 3.031%)
5.38%, 05/15/45 (Call 05/15/25)[c]	2,070	2,153,297
(3 mo. LIBOR US + 3.040%)
5.20%, 03/15/44 (Call 03/15/24)[c]	725	757,139
(3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)[c]	520	551,517
(3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)[a,c]	1,730	1,854,006
(3 mo. LIBOR US + 5.000%)
8.88%, 06/15/68 (Call 06/15/18)[c]	1,000	1,014,310
Reinsurance Group of America Inc.
5.00%, 06/01/21[a]	2,345	2,462,578
6.45%, 11/15/19[a]	395	417,586
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	410	390,054

Security	Principal (000s)	Value
RenRe North America Holdings Inc.
5.75%, 03/15/20	$125	$131,371
Torchmark Corp.
3.80%, 09/15/22	410	416,298
9.25%, 06/15/19[a]	325	350,080
Travelers Companies Inc. (The)
3.90%, 11/01/20	230	235,975
Unum Group
4.00%, 03/15/24	805	818,411
5.63%, 09/15/20	321	340,822
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	2,050	1,992,948
3.65%, 06/15/26	285	279,502
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	3,225	3,206,682
Willis Towers Watson PLC
5.75%, 03/15/21	400	427,872
WR Berkley Corp.
4.63%, 03/15/22	1,040	1,085,729
5.38%, 09/15/20	300	315,711
7.38%, 09/15/19	750	798,443
XLIT Ltd.
4.45%, 03/31/25	800	807,744
5.75%, 10/01/21	1,930	2,083,609
6.38%, 11/15/24	1,020	1,169,848

		163,614,460
INTERNET — 0.93%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	4,165	4,144,633
2.80%, 06/06/23 (Call 05/06/23)[a]	2,245	2,180,389
3.13%, 11/28/21 (Call 09/28/21)	2,790	2,789,665
3.60%, 11/28/24 (Call 08/28/24)[a]	3,630	3,621,179
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)[a]	3,020	2,742,251
3.38%, 02/25/24	1,784	1,817,967

52	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.63%, 05/19/21[a]	$900	$927,936
Amazon.com Inc.
1.90%, 08/21/20[b]	2,270	2,222,398
2.40%, 02/22/23 (Call 01/22/23)[b]	3,585	3,460,493
2.50%, 11/29/22 (Call 08/29/22)[a]	1,899	1,854,146
2.60%, 12/05/19 (Call 11/05/19)	3,320	3,320,730
2.80%, 08/22/24 (Call 06/22/24)[b]	3,497	3,385,096
3.15%, 08/22/27 (Call 05/22/27)[a,b]	2,755	2,657,170
3.30%, 12/05/21 (Call 10/05/21)	2,125	2,153,836
3.80%, 12/05/24 (Call 09/05/24)[a]	1,875	1,925,119
5.20%, 12/03/25 (Call 09/03/25)	2,616	2,916,866
Baidu Inc.
2.75%, 06/09/19	2,800	2,792,832
3.50%, 11/28/22	2,200	2,194,082
3.63%, 07/06/27	1,500	1,434,135
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	2,835	2,746,406
3.60%, 06/01/26 (Call 03/01/26)[a]	405	395,807
3.65%, 03/15/25 (Call 12/15/24)	605	599,537
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	518	514,643
2.60%, 07/15/22 (Call 04/15/22)	2,009	1,946,882
2.75%, 01/30/23 (Call 12/30/22)	2,146	2,076,148
2.88%, 08/01/21 (Call 06/01/21)	1,250	1,239,212
3.25%, 10/15/20 (Call 07/15/20)	1,595	1,607,967
3.45%, 08/01/24 (Call 05/01/24)	1,875	1,853,006

Security	Principal (000s)	Value
3.60%, 06/05/27 (Call 03/05/27)	$1,650	$1,598,817
3.80%, 03/09/22 (Call 02/09/22)	45	45,830
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	630	637,447
5.00%, 02/15/26 (Call 11/15/25)[a]	1,125	1,153,643
5.95%, 08/15/20	525	558,763
JD.com Inc.
3.13%, 04/29/21	1,000	986,390
3.88%, 04/29/26[a]	220	213,981

		66,715,402
IRON & STEEL — 0.19%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)[a]	1,950	2,015,871
4.13%, 09/15/22 (Call 06/15/22)	500	518,810
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	762	791,710
Vale Overseas Ltd.
4.38%, 01/11/22	1,715	1,756,743
5.88%, 06/10/21	5,300	5,671,371
6.25%, 08/10/26	2,450	2,765,315

		13,519,820
LEISURE TIME — 0.02%
Carnival Corp.
3.95%, 10/15/20	195	200,497
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)[a]	525	519,136
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	260	257,569
5.25%, 11/15/22[a]	231	248,223

		1,225,425
LODGING — 0.17%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	1,190	1,183,955

SCHEDULE OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.38%, 08/15/21 (Call 05/15/21)	$363	$386,497
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)[a]	625	603,337
2.88%, 03/01/21 (Call 02/01/21)[a]	1,195	1,189,360
3.00%, 03/01/19 (Call 12/01/18)	1,006	1,009,119
3.13%, 02/15/23 (Call 11/15/22)[a]	725	717,706
3.25%, 09/15/22 (Call 06/15/22)	1,000	997,070
3.38%, 10/15/20 (Call 07/15/20)	735	740,880
3.75%, 03/15/25 (Call 12/15/24)[a]	1,080	1,081,544
Series N
3.13%, 10/15/21 (Call 07/15/21)	700	698,908
Series R
3.13%, 06/15/26 (Call 03/15/26)	2,949	2,798,630
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)[a]	250	243,658
4.25%, 03/01/22 (Call 12/01/21)[a]	447	448,672
5.10%, 10/01/25 (Call 07/01/25)[a]	110	114,026
5.63%, 03/01/21	185	194,367

		12,407,729
MACHINERY — 0.92%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	3,060	3,015,508
1.70%, 08/09/21	1,466	1,406,099
1.85%, 09/04/20	150	146,457
1.90%, 03/22/19	100	99,464
1.93%, 10/01/21	624	602,821
2.00%, 11/29/19	1,950	1,930,636
2.00%, 03/05/20	260	256,477
2.10%, 06/09/19	4,100	4,079,500
2.10%, 01/10/20[a]	1,815	1,798,175

Security	Principal (000s)	Value
2.25%, 12/01/19	$1,168	$1,160,291
2.40%, 06/06/22	2,150	2,094,358
2.50%, 11/13/20	120	119,036
2.55%, 11/29/22	1,900	1,853,336
2.63%, 03/01/23	1,360	1,326,095
2.85%, 06/01/22	207	205,530
3.25%, 12/01/24[a]	320	318,752
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	2,450	2,404,503
3.40%, 05/15/24 (Call 02/15/24)[a]	408	413,202
3.90%, 05/27/21	1,673	1,725,214
CNH Industrial Capital LLC
3.38%, 07/15/19	200	200,394
4.38%, 11/06/20	265	270,652
4.88%, 04/01/21	935	970,044
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	1,650	1,600,318
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	523	539,914
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)[a]	165	162,020
4.38%, 10/16/19	705	725,523
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	1,100	1,081,047
4.00%, 11/15/23 (Call 08/15/23)[a]	115	114,529
IDEX Corp.
4.20%, 12/15/21 (Call 09/15/21)	250	253,763
John Deere Capital Corp.
1.25%, 10/09/19	1,500	1,468,590
2.05%, 03/10/20	1,740	1,721,417
2.15%, 09/08/22	1,500	1,439,625
2.20%, 03/13/20	930	921,537
2.25%, 04/17/19[a]	1,452	1,447,688
2.30%, 09/16/19	615	612,983
2.55%, 01/08/21	530	525,930

54	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.65%, 01/06/22	$1,155	$1,140,204
2.65%, 06/24/24	3,950	3,803,850
2.65%, 06/10/26	2,450	2,310,056
2.70%, 01/06/23	1,165	1,140,640
2.75%, 03/15/22[a]	1,888	1,866,212
2.80%, 03/04/21	315	314,288
2.80%, 03/06/23	2,430	2,382,275
2.80%, 09/08/27	1,350	1,278,383
3.05%, 01/06/28[a]	2,150	2,070,127
3.15%, 10/15/21	1,180	1,190,148
3.35%, 06/12/24[a]	555	556,532
3.90%, 07/12/21	1,150	1,186,421
Series 0014
2.45%, 09/11/20	11	10,911
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	640	630,323
2.88%, 03/01/25 (Call 12/01/24)	509	488,620
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)	1,100	1,084,369
3.00%, 12/15/20 (Call 11/15/20)	675	675,790
3.13%, 11/15/22 (Call 08/15/22)	1,600	1,584,288
3.80%, 12/15/26 (Call 09/15/26)[a]	885	883,726
6.25%, 09/01/19	375	393,754
Wabtec Corp./DE
3.45%, 11/15/26 (Call 08/15/26)	820	779,664
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)	335	324,886
4.88%, 10/01/21	800	850,136

		65,957,031
MANUFACTURING — 0.97%
3M Co.
1.63%, 06/15/19	950	940,804
2.00%, 06/26/22	1,250	1,206,350
2.25%, 03/15/23 (Call 02/15/23)	1,500	1,448,730

Security	Principal (000s)	Value
2.25%, 09/19/26 (Call 06/19/26)	$3,615	$3,317,016
2.88%, 10/15/27 (Call 07/15/27)[a]	1,000	955,170
3.00%, 08/07/25[a]	1,019	1,001,066
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	750	740,138
3.75%, 11/15/22 (Call 08/15/22)	950	962,379
Crane Co.
4.45%, 12/15/23 (Call 09/15/23)	500	514,885
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)[a]	1,000	975,420
4.30%, 03/01/21 (Call 12/01/20)	650	674,791
Eaton Corp.
2.75%, 11/02/22[a]	964	943,505
3.10%, 09/15/27 (Call 06/15/27)	3,055	2,904,480
6.95%, 03/20/19	475	495,040
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	4,589	4,527,875
2.70%, 10/09/22	6,797	6,571,408
3.10%, 01/09/23	1,678	1,648,702
3.15%, 09/07/22	1,204	1,190,563
3.38%, 03/11/24	430	422,690
3.45%, 05/15/24 (Call 02/13/24)	1,984	1,954,419
4.38%, 09/16/20	1,189	1,226,144
4.63%, 01/07/21	2,467	2,560,672
4.65%, 10/17/21	1,111	1,162,850
5.30%, 02/11/21	3,797	4,008,113
5.50%, 01/08/20[a]	2,727	2,849,633
6.00%, 08/07/19	3,825	3,997,316
Series A
5.55%, 05/04/20[a]	832	875,622
Hexcel Corp.
3.95%, 02/15/27 (Call 11/15/26)	1,500	1,491,840

SCHEDULE OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Illinois Tool Works Inc.
1.95%, 03/01/19	$920	$915,722
2.65%, 11/15/26 (Call 08/15/26)	1,880	1,765,470
3.38%, 09/15/21 (Call 06/15/21)	640	649,248
3.50%, 03/01/24 (Call 12/01/23)	2,019	2,059,461
6.25%, 04/01/19	1,351	1,403,432
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19[a]	500	502,205
2.90%, 02/21/21	1,500	1,494,810
3.75%, 08/21/28 (Call 05/21/28)	1,500	1,486,980
4.25%, 06/15/23	1,730	1,801,103
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	70	69,368
3.55%, 11/01/24 (Call 08/01/24)	640	642,918
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	435	423,764
3.30%, 11/21/24 (Call 08/21/24)	984	978,253
3.50%, 09/15/22	540	546,615
Textron Inc.
3.65%, 03/01/21	240	243,154
3.65%, 03/15/27 (Call 12/15/26)	440	432,586
3.88%, 03/01/25 (Call 12/01/24)	820	826,929
4.00%, 03/15/26 (Call 12/15/25)	480	483,931
5.95%, 09/21/21 (Call 06/21/21)	240	259,428
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	970	969,340

		69,522,338

Security	Principal (000s)	Value
MEDIA — 2.24%
21st Century Fox America Inc.
3.00%, 09/15/22	$2,115	$2,094,125
3.38%, 11/15/26 (Call 08/15/26)[a]	2,035	2,002,460
3.70%, 09/15/24 (Call 06/15/24)	270	274,601
3.70%, 10/15/25 (Call 07/15/25)	795	801,885
4.00%, 10/01/23	850	876,520
4.50%, 02/15/21	758	790,359
5.65%, 08/15/20	1,200	1,277,064
6.90%, 03/01/19	1,150	1,197,932
8.88%, 04/26/23	500	612,350
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	1,025	1,018,256
2.50%, 02/15/23 (Call 01/15/23)	2,680	2,553,718
2.90%, 06/01/23 (Call 05/01/23)[a,b]	1,500	1,450,920
2.90%, 01/15/27 (Call 10/15/26)[a]	2,345	2,139,719
3.38%, 03/01/22 (Call 12/01/21)[a]	1,725	1,727,329
3.50%, 01/15/25 (Call 10/15/24)[a]	1,775	1,738,364
3.70%, 08/15/24 (Call 05/15/24)	1,240	1,236,367
4.30%, 02/15/21 (Call 11/15/20)	1,000	1,030,610
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	6,015	6,059,571
3.75%, 02/15/28 (Call 11/15/27)	1,000	924,290
4.20%, 03/15/28 (Call 12/15/27)	2,565	2,459,373
4.46%, 07/23/22 (Call 05/23/22)[a]	1,005	1,028,226
4.91%, 07/23/25 (Call 04/23/25)	6,335	6,510,226

56	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	$940	$1,193,791
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)[a]	710	674,081
2.35%, 01/15/27 (Call 10/15/26)	985	884,175
2.75%, 03/01/23 (Call 02/01/23)	4,956	4,843,499
2.85%, 01/15/23	4,190	4,123,966
3.00%, 02/01/24 (Call 01/01/24)[a]	1,020	997,591
3.13%, 07/15/22[a]	1,565	1,563,936
3.15%, 03/01/26 (Call 12/01/25)	3,925	3,786,094
3.30%, 02/01/27 (Call 11/01/26)	2,840	2,744,462
3.38%, 02/15/25 (Call 11/15/24)	785	773,869
3.38%, 08/15/25 (Call 05/15/25)	3,669	3,609,819
3.55%, 05/01/28 (Call 02/01/28)	2,000	1,961,180
3.60%, 03/01/24[a]	1,262	1,273,875
5.15%, 03/01/20[a]	3,998	4,185,986
5.70%, 07/01/19[a]	2,375	2,469,857
Discovery Communications LLC
2.20%, 09/20/19	1,870	1,850,926
2.95%, 03/20/23 (Call 02/20/23)	1,000	966,620
3.25%, 04/01/23[a]	1,200	1,173,888
3.30%, 05/15/22	1,800	1,787,544
3.80%, 03/13/24 (Call 01/13/24)[a]	645	641,291
4.38%, 06/15/21	850	878,620
4.90%, 03/11/26 (Call 12/11/25)[a]	670	695,681
5.05%, 06/01/20	819	853,717
5.63%, 08/15/19	419	435,182
Grupo Televisa SAB
6.63%, 03/18/25	1,000	1,137,520

Security	Principal (000s)	Value
NBCUniversal Media LLC
2.88%, 01/15/23	$2,450	$2,414,744
4.38%, 04/01/21[a]	3,529	3,677,077
5.15%, 04/30/20	2,339	2,454,617
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	1,065	1,049,845
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	245	243,912
2.80%, 06/15/20 (Call 05/15/20)	925	917,267
3.90%, 11/15/24 (Call 08/15/24)	2,964	2,941,800
3.95%, 06/15/25 (Call 03/15/25)	70	69,127
TCI Communications Inc.
7.88%, 02/15/26	1,150	1,466,169
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	1,250	1,251,037
3.95%, 09/30/21 (Call 06/30/21)	1,000	1,016,220
4.30%, 11/23/23 (Call 08/23/23)[a]	1,100	1,130,382
4.70%, 10/15/19	250	257,543
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	2,704	2,737,097
4.13%, 02/15/21 (Call 11/15/20)	1,925	1,957,167
5.00%, 02/01/20	3,362	3,477,754
8.25%, 04/01/19	510	538,545
Time Warner Entertainment Co. LP
8.38%, 03/15/23	940	1,126,477
Time Warner Inc.
2.10%, 06/01/19	1,080	1,072,516
2.95%, 07/15/26 (Call 04/15/26)	2,605	2,393,344
3.40%, 06/15/22	1,695	1,695,085
3.55%, 06/01/24 (Call 03/01/24)	1,000	990,350
3.60%, 07/15/25 (Call 04/15/25)	4,124	4,013,436

SCHEDULE OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.80%, 02/15/27 (Call 11/15/26)	$1,384	$1,344,293
3.88%, 01/15/26 (Call 10/15/25)	1,250	1,230,175
4.00%, 01/15/22	1,270	1,303,020
4.05%, 12/15/23	500	512,405
4.70%, 01/15/21	927	967,167
4.75%, 03/29/21	1,330	1,393,281
4.88%, 03/15/20	1,595	1,654,605
Viacom Inc.
2.75%, 12/15/19 (Call 11/15/19)	427	424,485
3.88%, 12/15/21	1,560	1,587,799
3.88%, 04/01/24 (Call 01/01/24)	915	912,822
4.25%, 09/01/23 (Call 06/01/23)	1,310	1,343,313
4.50%, 03/01/21[a]	1,250	1,292,612
5.63%, 09/15/19	670	697,128
Walt Disney Co. (The)
0.88%, 07/12/19	1,075	1,051,973
1.80%, 06/05/20[a]	2,000	1,967,200
1.85%, 05/30/19	3,075	3,054,244
1.85%, 07/30/26[a]	2,335	2,075,815
1.95%, 03/04/20[a]	545	538,743
2.15%, 09/17/20	950	937,812
2.30%, 02/12/21[a]	2,000	1,972,780
2.35%, 12/01/22[a]	715	693,543
2.45%, 03/04/22	60	58,912
2.55%, 02/15/22	1,200	1,182,192
2.75%, 08/16/21	900	897,174
2.95%, 06/15/27[a]	2,225	2,143,387
3.00%, 02/13/26[a]	1,995	1,949,594
3.15%, 09/17/25	965	955,282
3.75%, 06/01/21	1,928	1,984,818
5.50%, 03/15/19	550	566,990

		160,896,510
METAL FABRICATE & HARDWARE — 0.06%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	1,325	1,315,155
2.50%, 01/15/23 (Call 10/15/22)	1,675	1,637,815

Security	Principal (000s)	Value
3.25%, 06/15/25 (Call 03/15/25)	$1,325	$1,317,222

		4,270,192
MINING — 0.23%
Barrick Gold Corp.
3.85%, 04/01/22	450	459,999
Barrick North America Finance LLC
4.40%, 05/30/21	2,418	2,525,915
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	1,720	1,713,533
6.50%, 04/01/19	475	495,468
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)	1,500	1,515,435
3.70%, 03/15/23 (Call 12/15/22)[a]	1,310	1,317,690
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	2,099	2,104,793
5.13%, 10/01/19	958	989,154
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	1,610	1,640,976
4.13%, 05/20/21	217	224,938
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	61	60,350
Southern Copper Corp.
3.50%, 11/08/22	255	255,408
3.88%, 04/23/25	20	20,107
5.38%, 04/16/20	875	914,681
Yamana Gold Inc.
4.63%, 12/15/27 (Call 09/15/27)[b]	1,500	1,470,915
4.95%, 07/15/24 (Call 04/15/24)	525	542,929

		16,252,291
OFFICE & BUSINESS EQUIPMENT — 0.13%
Pitney Bowes Inc.
3.63%, 10/01/21 (Call 09/01/21)	350	334,481
4.13%, 05/15/22 (Call 04/15/22)[a]	100	94,372

58	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.63%, 03/15/24 (Call 12/15/23)[a]	$200	$186,256
Xerox Corp.
2.75%, 09/01/20	961	947,507
3.63%, 03/15/23 (Call 02/15/23)[a]	3,913	3,820,966
3.80%, 05/15/24[a]	416	410,093
4.07%, 03/17/22	2,738	2,751,772
4.50%, 05/15/21	1,087	1,114,121

		9,659,568
OIL & GAS — 4.73%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	1,000	976,560
4.85%, 03/15/21 (Call 02/15/21)	600	625,560
5.55%, 03/15/26 (Call 12/15/25)[a]	1,170	1,275,522
6.95%, 06/15/19	1,990	2,090,157
8.70%, 03/15/19	789	834,020
Andeavor
4.75%, 12/15/23 (Call 10/15/23)	1,175	1,222,952
5.13%, 12/15/26 (Call 09/15/26)	1,875	1,978,219
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	725	695,333
3.25%, 04/15/22 (Call 01/15/22)	687	681,257
3.63%, 02/01/21 (Call 11/01/20)	2,550	2,578,177
BP Capital Markets PLC
1.68%, 05/03/19	2,150	2,130,628
2.11%, 09/16/21 (Call 08/16/21)	1,965	1,904,183
2.24%, 05/10/19[a]	4,025	4,009,504
2.32%, 02/13/20	1,900	1,883,945
2.50%, 11/06/22	1,779	1,730,095
2.52%, 01/15/20[a]	1,809	1,801,438
2.52%, 09/19/22 (Call 08/19/22)[a]	1,350	1,315,683
2.75%, 05/10/23[a]	5,310	5,193,021

Security	Principal (000s)	Value
3.06%, 03/17/22	$1,710	$1,710,205
3.12%, 05/04/26 (Call 02/04/26)	1,760	1,696,798
3.22%, 11/28/23 (Call 09/28/23)	1,050	1,043,427
3.22%, 04/14/24 (Call 02/14/24)	2,705	2,682,251
3.25%, 05/06/22	5,823	5,856,308
3.28%, 09/19/27 (Call 06/19/27)[a]	1,025	994,168
3.51%, 03/17/25	1,550	1,549,597
3.54%, 11/04/24	3,025	3,041,123
3.56%, 11/01/21	851	867,058
3.59%, 04/14/27 (Call 01/14/27)[a]	775	772,195
3.81%, 02/10/24	650	666,322
3.99%, 09/26/23[a]	3,000	3,108,000
4.50%, 10/01/20	1,746	1,813,797
4.74%, 03/11/21	723	759,287
4.75%, 03/10/19[a]	3,813	3,899,898
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	605	590,026
3.45%, 11/15/21 (Call 08/15/21)	572	578,343
3.80%, 04/15/24 (Call 01/15/24)	335	335,208
3.85%, 06/01/27 (Call 03/01/27)[a]	4,025	3,952,590
3.90%, 02/01/25 (Call 11/01/24)	790	787,670
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)[a]	2,955	2,885,173
Chevron Corp.
1.56%, 05/16/19	4,050	4,007,920
1.96%, 03/03/20 (Call 02/03/20)	4,835	4,770,743
1.99%, 03/03/20[a]	1,675	1,653,761
2.10%, 05/16/21 (Call 04/15/21)	2,475	2,420,525
2.19%, 11/15/19 (Call 10/15/19)	750	745,793

SCHEDULE OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.36%, 12/05/22 (Call 09/05/22)	$3,650	$3,538,346
2.41%, 03/03/22 (Call 01/03/22)	805	788,143
2.42%, 11/17/20 (Call 10/17/20)	2,610	2,586,275
2.43%, 06/24/20 (Call 05/24/20)	965	959,635
2.57%, 05/16/23 (Call 03/16/23)	3,400	3,305,956
2.95%, 05/16/26 (Call 02/16/26)[a]	4,390	4,213,698
3.19%, 06/24/23 (Call 03/24/23)[a]	3,600	3,605,436
3.33%, 11/17/25 (Call 08/17/25)	3,775	3,754,162
4.95%, 03/03/19[a]	2,096	2,148,924
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)[a]	600	589,518
4.38%, 06/01/24 (Call 03/01/24)	377	390,553
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	2,755	2,667,446
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	3,450	3,418,191
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	6,550	6,397,188
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	1,150	1,175,714
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)[a]	1,735	1,685,726
4.38%, 01/15/25 (Call 01/15/20)	1,500	1,528,320
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	1,644	1,589,288
3.35%, 11/15/24 (Call 08/15/24)	879	873,656
3.35%, 05/15/25 (Call 02/15/25)[a]	842	838,144

Security	Principal (000s)	Value
4.95%, 03/15/26 (Call 12/15/25)	$1,975	$2,150,558
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	316	313,614
4.00%, 07/15/21 (Call 04/15/21)	250	255,573
5.85%, 12/15/25 (Call 09/15/25)	1,445	1,640,870
Ecopetrol SA
4.13%, 01/16/25	575	563,972
5.38%, 06/26/26 (Call 03/26/26)[a]	1,215	1,281,278
5.88%, 09/18/23	5,150	5,584,969
7.63%, 07/23/19	785	830,475
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	935	951,353
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	422	418,383
2.63%, 03/15/23 (Call 12/15/22)	907	874,783
3.15%, 04/01/25 (Call 01/01/25)[a]	560	541,044
4.10%, 02/01/21	669	687,464
4.15%, 01/15/26 (Call 10/15/25)[a]	285	294,052
4.40%, 06/01/20	1,200	1,238,112
5.63%, 06/01/19	1,046	1,082,390
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	2,360	2,251,888
4.88%, 11/15/21	790	826,909
8.13%, 06/01/19	400	424,692
Exxon Mobil Corp.
1.71%, 03/01/19	4,450	4,419,473
1.82%, 03/15/19 (Call 02/15/19)	3,750	3,731,475
1.91%, 03/06/20 (Call 02/06/20)[a]	4,221	4,172,881
2.22%, 03/01/21 (Call 02/01/21)	3,705	3,647,647

60	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.40%, 03/06/22 (Call 01/06/22)	$2,275	$2,226,884
2.71%, 03/06/25 (Call 12/06/24)	4,630	4,448,272
2.73%, 03/01/23 (Call 01/01/23)[a]	3,350	3,301,659
3.04%, 03/01/26 (Call 12/01/25)[a]	2,425	2,367,794
3.18%, 03/15/24 (Call 12/15/23)[a]	100	100,383
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	660	638,880
4.30%, 04/01/27 (Call 01/01/27)[a]	2,900	2,831,270
HollyFrontier Corp.
5.88%, 04/01/26 (Call 01/01/26)	1,250	1,348,175
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)[a]	1,825	1,854,273
6.15%, 06/15/19	150	156,074
7.25%, 12/15/19	735	788,795
Kerr-McGee Corp.
6.95%, 07/01/24	2,050	2,377,077
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	174	172,338
2.80%, 11/01/22 (Call 08/01/22)	1,385	1,335,514
3.85%, 06/01/25 (Call 03/01/25)	1,443	1,427,329
4.40%, 07/15/27 (Call 04/15/27)[a]	2,050	2,082,287
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	1,078	1,090,354
3.63%, 09/15/24 (Call 06/15/24)	686	686,460
5.13%, 03/01/21	282	298,317
Nexen Energy ULC
6.20%, 07/30/19	1,800	1,877,940

Security	Principal (000s)	Value
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	$912	$917,062
4.15%, 12/15/21 (Call 09/15/21)	1,693	1,736,764
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	5,950	5,847,600
2.70%, 02/15/23 (Call 11/15/22)	300	294,105
3.13%, 02/15/22 (Call 11/15/21)	533	533,991
3.40%, 04/15/26 (Call 01/15/26)	2,295	2,263,995
3.50%, 06/15/25 (Call 03/15/25)[a]	1,685	1,682,456
Series 1
4.10%, 02/01/21 (Call 11/01/20)	2,324	2,404,201
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)[b]	220	212,384
Petroleos Mexicanos
3.50%, 01/30/23	1,660	1,598,281
4.25%, 01/15/25	3,975	3,840,883
4.50%, 01/23/26	3,175	3,076,194
4.63%, 09/21/23	3,775	3,792,516
4.88%, 01/24/22	2,620	2,690,976
4.88%, 01/18/24	3,070	3,120,594
5.35%, 02/12/28[b]	2,000	1,966,000
5.50%, 01/21/21	6,500	6,804,525
6.00%, 03/05/20	2,934	3,080,671
6.38%, 02/04/21	1,355	1,449,538
6.50%, 03/13/27[b]	6,435	6,873,301
6.88%, 08/04/26	6,400	7,038,400
8.00%, 05/03/19	4,222	4,460,585
Phillips 66
4.30%, 04/01/22	3,344	3,471,473
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	1,710	1,727,083
3.95%, 07/15/22 (Call 04/15/22)	1,510	1,540,411

SCHEDULE OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
7.50%, 01/15/20	$350	$378,266
Shell International Finance BV
1.38%, 05/10/19	250	246,585
1.38%, 09/12/19	450	442,350
1.75%, 09/12/21	2,225	2,131,995
1.88%, 05/10/21	3,990	3,864,435
2.13%, 05/11/20	7,623	7,528,322
2.25%, 11/10/20	941	927,356
2.25%, 01/06/23[a]	1,500	1,440,315
2.38%, 08/21/22	1,469	1,427,148
2.50%, 09/12/26	3,000	2,790,450
2.88%, 05/10/26	3,778	3,623,480
3.25%, 05/11/25	1,328	1,313,033
3.40%, 08/12/23	2,705	2,731,942
4.30%, 09/22/19	3,584	3,677,256
4.38%, 03/25/20	4,888	5,050,624
Statoil ASA
2.45%, 01/17/23	1,475	1,430,263
2.65%, 01/15/24	400	387,372
2.75%, 11/10/21	1,150	1,141,226
2.90%, 11/08/20	650	651,281
3.15%, 01/23/22	568	570,153
3.25%, 11/10/24	3,700	3,667,477
3.70%, 03/01/24	1,100	1,123,001
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	880	879,322
Total Capital Canada Ltd.
2.75%, 07/15/23[a]	1,045	1,023,233
Total Capital International SA
2.10%, 06/19/19	1,050	1,043,343
2.70%, 01/25/23	2,600	2,549,378
2.75%, 06/19/21	1,303	1,297,436
2.88%, 02/17/22	1,453	1,441,870
3.70%, 01/15/24	2,546	2,602,878
3.75%, 04/10/24	1,575	1,612,249
Total Capital SA
4.13%, 01/28/21	1,070	1,106,862
4.45%, 06/24/20	2,061	2,139,071
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	775	742,597
3.65%, 03/15/25	1,135	1,130,869

Security	Principal (000s)	Value
6.13%, 02/01/20	$819	$868,877
9.38%, 03/15/19	1,061	1,131,578

		340,300,571
OIL & GAS SERVICES — 0.21%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	754	756,692
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	665	649,286
3.34%, 12/15/27 (Call 09/15/27)	3,835	3,662,080
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	605	607,571
3.50%, 08/01/23 (Call 05/01/23)	1,099	1,106,407
3.80%, 11/15/25 (Call 08/15/25)	4,371	4,377,557
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	2,145	2,050,706
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	760	773,786
TechnipFMC PLC
3.45%, 10/01/22 (Call 07/01/22)[b]	1,410	1,381,969

		15,366,054
PACKAGING & CONTAINERS — 0.10%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	485	451,690
4.50%, 10/15/21 (Call 07/15/21)	275	286,049
6.80%, 08/01/19	555	585,753
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	275	276,282
3.90%, 06/15/22 (Call 03/15/22)	1,038	1,062,839

62	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
WestRock Co.
3.00%, 09/15/24 (Call 07/15/24)[b]	$2,550	$2,457,537
WestRock RKT Co.
3.50%, 03/01/20	550	556,237
4.00%, 03/01/23 (Call 12/01/22)	455	465,092
4.90%, 03/01/22	885	933,976

		7,075,455
PHARMACEUTICALS — 3.57%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)[a]	1,990	1,941,205
2.50%, 05/14/20 (Call 04/14/20)[a]	6,950	6,888,284
2.85%, 05/14/23 (Call 03/14/23)[a]	192	186,436
2.90%, 11/06/22	5,595	5,478,176
3.20%, 11/06/22 (Call 09/06/22)	1,725	1,712,011
3.20%, 05/14/26 (Call 02/14/26)	4,390	4,191,616
3.60%, 05/14/25 (Call 02/14/25)[a]	7,620	7,544,638
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	1,974	1,946,226
Allergan Funding SCS
2.45%, 06/15/19	5,070	5,046,171
3.00%, 03/12/20 (Call 02/12/20)	5,335	5,331,852
3.45%, 03/15/22 (Call 01/15/22)	2,620	2,614,839
3.80%, 03/15/25 (Call 12/15/24)[a]	8,245	8,133,610
3.85%, 06/15/24 (Call 03/15/24)	4,211	4,213,442
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	480	462,494
3.38%, 09/15/20	393	395,110
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)[a]	437	419,935

Security	Principal (000s)	Value
3.40%, 05/15/24 (Call 02/15/24)[a]	$2,250	$2,220,795
3.45%, 12/15/27 (Call 09/15/27)[a]	1,500	1,427,055
3.50%, 11/15/21 (Call 08/15/21)[a]	540	543,861
AstraZeneca PLC
1.95%, 09/18/19	195	192,896
2.38%, 11/16/20	1,000	986,660
2.38%, 06/12/22 (Call 05/12/22)	2,781	2,694,567
3.38%, 11/16/25[a]	6,130	6,022,357
Bristol-Myers Squibb Co.
2.00%, 08/01/22	376	360,001
3.25%, 11/01/23	650	653,842
3.25%, 02/27/27	1,020	1,006,720
Cardinal Health Inc.
1.95%, 06/14/19	2,135	2,114,120
2.40%, 11/15/19	1,200	1,193,292
2.62%, 06/15/22 (Call 05/15/22)[a]	1,675	1,620,094
3.08%, 06/15/24 (Call 04/15/24)	365	349,834
3.20%, 06/15/22[a]	270	266,690
3.20%, 03/15/23[a]	1,840	1,816,558
3.41%, 06/15/27 (Call 03/15/27)[a]	2,440	2,296,626
3.50%, 11/15/24 (Call 08/15/24)	75	73,762
3.75%, 09/15/25 (Call 06/15/25)	1,135	1,118,304
4.63%, 12/15/20	2,100	2,187,129
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)[a]	4,422	4,263,073
2.25%, 08/12/19 (Call 07/12/19)	2,050	2,032,493
2.80%, 07/20/20 (Call 06/20/20)	1,395	1,384,830
2.88%, 06/01/26 (Call 03/01/26)[a]	650	593,431
3.38%, 08/12/24 (Call 05/12/24)	2,130	2,072,320

SCHEDULE OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.50%, 07/20/22 (Call 05/20/22)	$1,980	$1,972,912
3.88%, 07/20/25 (Call 04/20/25)	4,525	4,471,243
4.00%, 12/05/23 (Call 09/05/23)[a]	2,175	2,204,841
4.13%, 05/15/21 (Call 02/15/21)	1,750	1,795,955
4.75%, 12/01/22 (Call 09/01/22)	3,000	3,148,770
Eli Lilly & Co.
1.95%, 03/15/19	330	328,046
2.35%, 05/15/22	1,455	1,417,054
2.75%, 06/01/25 (Call 03/01/25)	450	433,409
3.10%, 05/15/27 (Call 02/15/27)	2,235	2,179,304
Express Scripts Holding Co.
2.25%, 06/15/19	1,115	1,108,109
2.60%, 11/30/20	325	320,853
3.05%, 11/30/22 (Call 10/30/22)	2,175	2,129,477
3.30%, 02/25/21 (Call 01/25/21)	315	315,488
3.40%, 03/01/27 (Call 12/01/26)[a]	5,335	5,055,339
3.90%, 02/15/22	235	239,575
4.50%, 02/25/26 (Call 11/27/25)	5,524	5,686,350
4.75%, 11/15/21	2,425	2,542,491
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	717	703,836
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	601	595,855
Johnson & Johnson
1.13%, 03/01/19	2,705	2,671,702
1.65%, 03/01/21 (Call 02/01/21)	4,780	4,649,219
1.88%, 12/05/19	850	842,809
1.95%, 11/10/20	895	881,387
2.05%, 03/01/23 (Call 01/01/23)	525	504,457
2.25%, 03/03/22 (Call 02/03/22)	150	147,011

Security	Principal (000s)	Value
2.45%, 12/05/21	$205	$203,567
2.45%, 03/01/26 (Call 12/01/25)[a]	3,715	3,495,629
2.63%, 01/15/25 (Call 11/15/24)	1,795	1,735,729
2.90%, 01/15/28 (Call 10/15/27)	1,500	1,439,595
2.95%, 09/01/20	510	515,212
2.95%, 03/03/27 (Call 12/03/26)	25	24,282
3.38%, 12/05/23	388	396,070
3.55%, 05/15/21[a]	1,450	1,489,034
McKesson Corp.
2.28%, 03/15/19	1,125	1,121,310
2.70%, 12/15/22 (Call 09/15/22)	1,463	1,418,305
2.85%, 03/15/23 (Call 12/15/22)	425	414,855
3.80%, 03/15/24 (Call 12/15/23)	325	328,458
3.95%, 02/16/28 (Call 11/16/27)	3,590	3,569,537
Mead Johnson Nutrition Co.
3.00%, 11/15/20[a]	285	284,815
4.13%, 11/15/25 (Call 08/15/25)	1,200	1,224,000
4.90%, 11/01/19	375	387,435
Medco Health Solutions Inc.
4.13%, 09/15/20	500	513,050
Merck & Co. Inc.
1.85%, 02/10/20[a]	1,542	1,521,800
2.35%, 02/10/22	3,735	3,666,463
2.40%, 09/15/22 (Call 06/15/22)	505	493,289
2.75%, 02/10/25 (Call 11/10/24)[a]	6,738	6,506,685
2.80%, 05/18/23	945	934,898
3.88%, 01/15/21 (Call 10/15/20)	2,471	2,546,464
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	668	689,303
Mylan Inc.
2.55%, 03/28/19	1,435	1,429,332

64	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Mylan NV
2.50%, 06/07/19	$2,070	$2,057,145
3.15%, 06/15/21 (Call 05/15/21)[a]	1,620	1,605,258
3.95%, 06/15/26 (Call 03/15/26)[a]	6,475	6,277,577
Novartis Capital Corp.
1.80%, 02/14/20[a]	850	837,658
2.40%, 05/17/22 (Call 04/17/22)	2,850	2,789,979
2.40%, 09/21/22	2,250	2,191,343
3.00%, 11/20/25 (Call 08/20/25)	4,960	4,845,821
3.10%, 05/17/27 (Call 02/17/27)	1,181	1,155,585
3.40%, 05/06/24	1,649	1,667,106
4.40%, 04/24/20	636	659,309
Perrigo Finance Unlimited Co.
3.50%, 03/15/21 (Call 02/15/21)	407	407,199
3.50%, 12/15/21 (Call 10/15/21)	1,475	1,481,313
3.90%, 12/15/24 (Call 09/15/24)	1,250	1,241,350
Pfizer Inc.
1.45%, 06/03/19	3,400	3,358,724
1.70%, 12/15/19	4,850	4,784,331
1.95%, 06/03/21[a]	2,225	2,174,092
2.10%, 05/15/19[a]	3,000	2,987,760
2.20%, 12/15/21	751	734,433
2.75%, 06/03/26[a]	4,290	4,080,434
3.00%, 06/15/23[a]	1,275	1,274,146
3.00%, 12/15/26[a]	1,350	1,307,070
3.40%, 05/15/24	125	126,336
5.20%, 08/12/20[a]	100	106,144
Sanofi
4.00%, 03/29/21	1,182	1,220,391
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	4,065	4,001,545
2.40%, 09/23/21 (Call 08/23/21)	5,055	4,883,231
2.88%, 09/23/23 (Call 07/23/23)	4,195	4,018,516

Security	Principal (000s)	Value
3.20%, 09/23/26 (Call 06/23/26)[a]	$8,030	$7,478,821
Wyeth LLC
6.45%, 02/01/24	1,150	1,347,455
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	2,850	2,676,692
3.25%, 02/01/23 (Call 11/01/22)	3,435	3,406,455
3.45%, 11/13/20 (Call 10/13/20)	370	374,159
4.50%, 11/13/25 (Call 08/13/25)	160	169,106

		256,418,448
PIPELINES — 2.73%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	750	738,420
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	60	58,352
4.45%, 07/15/27 (Call 04/15/27)[a]	2,500	2,446,700
5.75%, 09/15/19	1,610	1,669,522
5.95%, 06/01/26 (Call 03/01/26)	380	411,544
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	3,350	3,196,637
4.15%, 07/01/23 (Call 04/01/23)	587	589,917
4.35%, 10/15/24 (Call 07/15/24)	505	508,328
4.88%, 02/01/21 (Call 11/01/20)	475	490,770
5.50%, 08/15/19	500	515,630
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	3,965	3,982,486
4.50%, 06/01/25 (Call 03/01/25)	480	494,798
El Paso Natural Gas Co. LLC
8.63%, 01/15/22	650	762,119

SCHEDULE OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	$725	$718,250
3.90%, 05/15/24 (Call 02/15/24)[a]	618	608,477
4.40%, 03/15/27 (Call 12/15/26)	1,360	1,341,205
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	150	153,669
4.38%, 10/15/20 (Call 09/15/20)	1,125	1,156,556
5.20%, 03/15/20	320	332,854
5.88%, 10/15/25 (Call 07/15/25)	2,400	2,662,368
9.88%, 03/01/19	1,535	1,639,411
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	350	339,469
3.50%, 06/10/24 (Call 03/10/24)	170	167,229
3.70%, 07/15/27 (Call 04/15/27)	4,990	4,816,098
4.25%, 12/01/26 (Call 09/01/26)[a]	1,716	1,731,187
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	1,850	1,825,395
4.05%, 03/15/25 (Call 12/15/24)	2,725	2,681,781
4.15%, 10/01/20 (Call 08/01/20)	625	638,300
4.65%, 06/01/21 (Call 03/01/21)	2,287	2,368,211
4.75%, 01/15/26 (Call 10/15/25)[a]	2,505	2,545,205
5.20%, 02/01/22 (Call 11/01/21)	3,291	3,467,134
9.00%, 04/15/19	1,065	1,133,618
9.70%, 03/15/19	1,165	1,246,119
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	575	584,102

Security	Principal (000s)	Value
5.00%, 10/01/22 (Call 07/01/22)	$1,250	$1,309,113
5.88%, 03/01/22 (Call 12/01/21)	535	574,547
EnLink Midstream Partners LP
2.70%, 04/01/19 (Call 03/01/19)	275	273,020
4.15%, 06/01/25 (Call 03/01/25)	1,130	1,105,682
4.40%, 04/01/24 (Call 01/01/24)	1,335	1,342,396
4.85%, 07/15/26 (Call 04/15/26)[a]	620	634,551
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	635	631,920
2.80%, 02/15/21	550	546,634
2.85%, 04/15/21 (Call 03/15/21)	910	903,694
3.35%, 03/15/23 (Call 12/15/22)	3,551	3,543,259
3.70%, 02/15/26 (Call 11/15/25)	1,845	1,836,181
3.75%, 02/15/25 (Call 11/15/24)	1,985	1,995,620
3.90%, 02/15/24 (Call 11/15/23)	500	508,410
3.95%, 02/15/27 (Call 11/15/26)[a]	3,050	3,082,147
4.05%, 02/15/22	5,068	5,215,580
5.20%, 09/01/20[a]	943	992,159
5.25%, 01/31/20	435	453,857
(3 mo. LIBOR US + 2.570%)
5.38%, 02/15/78 (Call 02/15/28)[c]	1,000	965,952
Series E (3 mo. LIBOR US + 3.033%)
5.25%, 08/16/77 (Call 08/16/27)[c]	1,000	967,170
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	650	636,565

66	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	$575	$568,359
3.50%, 03/01/21 (Call 01/01/21)	420	422,054
3.50%, 09/01/23 (Call 06/01/23)	1,300	1,277,692
3.95%, 09/01/22 (Call 06/01/22)	1,410	1,427,724
4.15%, 03/01/22	900	919,881
4.25%, 09/01/24 (Call 06/01/24)	4,595	4,653,678
4.30%, 05/01/24 (Call 02/01/24)	1,650	1,674,568
5.00%, 10/01/21 (Call 07/01/21)	2,100	2,204,433
5.30%, 09/15/20	876	920,264
5.80%, 03/01/21	930	993,407
6.50%, 04/01/20	527	562,003
6.85%, 02/15/20	2,115	2,262,394
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	1,283	1,283,513
3.15%, 01/15/23 (Call 12/15/22)	1,400	1,371,594
4.30%, 06/01/25 (Call 03/01/25)	100	101,185
4.30%, 03/01/28 (Call 12/01/27)	1,500	1,494,930
6.50%, 09/15/20	1,000	1,078,420
Magellan Midstream Partners LP
4.25%, 02/01/21	770	793,285
5.00%, 03/01/26 (Call 12/01/25)[a]	1,500	1,623,330
6.55%, 07/15/19	760	796,267
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)[a]	3,100	3,095,412
4.13%, 03/01/27 (Call 12/01/26)	1,790	1,779,707
4.50%, 07/15/23 (Call 04/15/23)	300	310,140
4.88%, 12/01/24 (Call 09/01/24)	2,220	2,339,858

Security	Principal (000s)	Value
4.88%, 06/01/25 (Call 03/01/25)[a]	$810	$850,800
5.50%, 02/15/23 (Call 04/02/18)	1,950	2,004,873
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)[a]	1,950	1,922,856
7.50%, 09/01/23 (Call 06/01/23)	500	586,750
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	141	139,500
4.90%, 03/15/25 (Call 12/15/24)	1,000	1,051,310
8.63%, 03/01/19	1,070	1,128,401
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	1,100	1,094,148
3.55%, 10/01/26 (Call 07/01/26)	1,000	960,260
3.61%, 02/15/25 (Call 11/15/24)	460	451,895
3.75%, 03/01/28 (Call 12/01/27)[a]	910	882,136
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	660	651,948
2.85%, 01/31/23 (Call 10/31/22)	1,000	943,840
3.60%, 11/01/24 (Call 08/01/24)	835	797,024
3.65%, 06/01/22 (Call 03/01/22)	240	236,863
3.85%, 10/15/23 (Call 07/15/23)	35	34,477
4.50%, 12/15/26 (Call 09/15/26)[a]	845	838,079
4.65%, 10/15/25 (Call 07/15/25)	335	337,255
5.00%, 02/01/21 (Call 11/01/20)	448	463,908
5.75%, 01/15/20	690	721,181

SCHEDULE OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	$5,050	$5,244,475
5.63%, 02/01/21 (Call 11/01/20)[a]	5,825	6,150,443
5.63%, 03/01/25 (Call 12/01/24)	330	355,169
5.75%, 05/15/24 (Call 02/15/24)	5,380	5,809,485
5.88%, 06/30/26 (Call 12/31/25)	2,320	2,535,830
6.25%, 03/15/22 (Call 12/15/21)	4,575	4,988,900
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	600	617,760
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 03/27/18)	660	671,596
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	1,330	1,267,025
3.50%, 03/15/25 (Call 12/15/24)[a]	275	267,152
4.75%, 03/15/24 (Call 12/15/23)	560	589,361
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	865	847,207
3.90%, 07/15/26 (Call 04/15/26)[a]	1,230	1,180,099
4.00%, 10/01/27 (Call 07/01/27)[a]	1,500	1,431,930
4.65%, 02/15/22	1,925	1,995,609
5.95%, 12/01/25 (Call 09/01/25)	585	638,492
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	545	530,127
4.38%, 03/13/25 (Call 12/13/24)	650	660,140

Security	Principal (000s)	Value
4.65%, 06/15/21 (Call 03/15/21)	$450	$464,351
TransCanada PipeLines Ltd.
2.13%, 11/15/19	1,500	1,485,045
2.50%, 08/01/22	2,294	2,230,823
3.75%, 10/16/23 (Call 07/16/23)	1,300	1,330,537
3.80%, 10/01/20	755	772,206
4.88%, 01/15/26 (Call 10/15/25)[a]	1,500	1,628,715
9.88%, 01/01/21	320	376,624
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (Call 11/01/25)	2,420	3,013,311
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	2,000	2,025,000
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	1,595	1,556,034
4.00%, 07/01/22 (Call 04/01/22)	1,485	1,489,084
4.65%, 07/01/26 (Call 04/01/26)[a]	1,710	1,733,872
5.38%, 06/01/21 (Call 03/01/21)	363	379,128
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	1,050	1,039,143
3.60%, 03/15/22 (Call 01/15/22)	3,056	3,062,479
3.75%, 06/15/27 (Call 03/15/27)[a]	1,365	1,326,903
3.90%, 01/15/25 (Call 10/15/24)	1,150	1,142,514
4.00%, 11/15/21 (Call 08/15/21)	2,650	2,702,576
4.00%, 09/15/25 (Call 06/15/25)	396	394,499
4.13%, 11/15/20 (Call 08/15/20)	70	71,628
4.30%, 03/04/24 (Call 12/04/23)	4,442	4,549,807

68	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.50%, 11/15/23 (Call 08/15/23)	$100	$103,341
5.25%, 03/15/20	1,507	1,572,419
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/28/18)	640	669,094

		196,491,853
REAL ESTATE — 0.11%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)[a]	955	956,261
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	445	467,891
5.00%, 03/15/23 (Call 03/15/18)	1,060	1,086,627
5.25%, 03/15/25 (Call 12/15/24)	1,250	1,337,262
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	70	71,170
4.25%, 08/15/23 (Call 05/15/23)	3,850	4,025,175

		7,944,386
REAL ESTATE INVESTMENT TRUSTS — 2.87%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	175	169,108
3.90%, 06/15/23 (Call 03/15/23)	2,105	2,136,196
4.60%, 04/01/22 (Call 01/01/22)[a]	1,565	1,635,237
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	1,800	1,816,938
4.13%, 07/01/24 (Call 04/01/24)	262	265,249
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	1,163	1,156,906

Security	Principal (000s)	Value
3.00%, 06/15/23	$1,735	$1,691,851
3.13%, 01/15/27 (Call 10/15/26)[a]	50	46,330
3.45%, 09/15/21[a]	1,968	1,980,890
3.50%, 01/31/23	2,025	2,023,785
3.55%, 07/15/27 (Call 04/15/27)	2,890	2,753,130
3.60%, 01/15/28 (Call 10/15/27)	1,000	951,390
4.00%, 06/01/25 (Call 03/01/25)	1,330	1,332,780
4.40%, 02/15/26 (Call 11/15/25)	1,400	1,431,934
4.70%, 03/15/22	840	879,514
5.00%, 02/15/24	1,305	1,392,879
5.05%, 09/01/20	1,096	1,147,019
5.90%, 11/01/21	4,395	4,787,298
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	1,500	1,415,295
2.95%, 05/11/26 (Call 02/11/26)	2,000	1,904,560
3.50%, 11/15/24 (Call 08/15/24)	1,070	1,072,268
3.63%, 10/01/20 (Call 07/01/20)	445	452,561
4.20%, 12/15/23 (Call 09/16/23)	325	339,196
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	2,360	2,181,537
3.13%, 09/01/23 (Call 06/01/23)[a]	710	700,756
3.65%, 02/01/26 (Call 11/03/25)	2,933	2,909,155
3.80%, 02/01/24 (Call 11/01/23)	780	792,028
3.85%, 02/01/23 (Call 11/01/22)	1,085	1,111,073
4.13%, 05/15/21 (Call 02/15/21)	770	794,632
5.63%, 11/15/20 (Call 08/15/20)	1,491	1,589,943

SCHEDULE OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.88%, 10/15/19 (Call 07/17/19)	$1,080	$1,127,347
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	1,150	1,109,244
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)[a]	1,000	962,800
3.65%, 06/15/24 (Call 04/15/24)[a]	970	949,649
3.88%, 08/15/22 (Call 06/15/22)	182	183,312
3.90%, 03/15/27 (Call 12/15/26)[a]	1,000	960,820
4.13%, 06/15/26 (Call 03/15/26)	1,000	982,930
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)[a]	355	291,359
5.25%, 12/01/23 (Call 09/01/23)[a]	600	509,616
5.95%, 12/15/26 (Call 09/15/26)[a]	372	317,707
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	3,624	3,649,078
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	2,000	1,897,340
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	60	59,102
3.70%, 06/15/21 (Call 04/15/21)	875	878,351
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)[a]	1,815	1,758,535
3.20%, 09/01/24 (Call 07/01/24)	510	491,344
3.40%, 02/15/21 (Call 01/15/21)	5,585	5,621,358

Security	Principal (000s)	Value
3.65%, 09/01/27 (Call 06/01/27)	$2,115	$2,025,324
3.70%, 06/15/26 (Call 03/15/26)[a]	1,898	1,830,640
3.80%, 02/15/28 (Call 11/15/27)	1,000	964,090
4.00%, 03/01/27 (Call 12/01/26)	25	24,754
4.45%, 02/15/26 (Call 11/15/25)	250	255,245
4.88%, 04/15/22	60	63,122
5.25%, 01/15/23	1,165	1,248,577
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)[a]	310	286,651
4.80%, 07/15/22 (Call 04/15/22)	250	262,415
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)[a]	2,340	2,257,936
4.63%, 07/15/22 (Call 04/15/22)[a]	1,900	1,967,982
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	1,000	1,011,430
3.63%, 10/01/22 (Call 07/03/22)	1,000	1,011,210
3.70%, 08/15/27 (Call 05/15/27)	1,525	1,484,359
3.95%, 07/01/22 (Call 05/01/22)	70	71,805
4.75%, 10/01/25 (Call 07/01/25)	1,000	1,057,940
5.25%, 03/15/21 (Call 12/15/20)	445	469,755
Duke Realty LP
3.63%, 04/15/23 (Call 01/15/23)	255	257,078
3.88%, 10/15/22 (Call 07/15/22)	1,425	1,457,390
4.38%, 06/15/22 (Call 03/15/22)	450	468,702

70	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)[a]	$1,000	$986,020
4.75%, 12/15/26 (Call 09/15/26)	1,000	1,002,070
5.75%, 08/15/22 (Call 05/15/22)	1,140	1,220,210
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	200	199,202
2.85%, 11/01/26 (Call 08/01/26)[a]	1,735	1,632,548
3.00%, 04/15/23 (Call 01/15/23)	1,070	1,060,809
3.50%, 03/01/28 (Call 12/01/27)	3,000	2,949,180
4.63%, 12/15/21 (Call 09/15/21)	979	1,030,867
4.75%, 07/15/20 (Call 04/15/20)	323	336,333
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)[a]	100	98,802
3.38%, 01/15/23 (Call 10/15/22)	70	69,602
3.63%, 08/15/22 (Call 05/15/22)	1,000	1,008,590
3.88%, 05/01/24 (Call 02/01/24)	3,110	3,139,327
Government Properties Income Trust
4.00%, 07/15/22 (Call 06/15/22)	410	409,988
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	200	199,028
3.15%, 08/01/22 (Call 05/01/22)	2,330	2,312,315
3.40%, 02/01/25 (Call 11/01/24)	1,675	1,628,468
3.88%, 08/15/24 (Call 05/17/24)	1,260	1,262,444
4.00%, 12/01/22 (Call 10/01/22)	1,400	1,440,026

Security	Principal (000s)	Value
4.00%, 06/01/25 (Call 03/01/25)[a]	$410	$411,492
4.20%, 03/01/24 (Call 12/01/23)	420	428,950
4.25%, 11/15/23 (Call 08/15/23)	274	282,247
5.38%, 02/01/21 (Call 11/03/20)	334	353,195
Healthcare Realty Trust Inc.
3.63%, 01/15/28 (Call 10/15/27)	695	667,791
3.75%, 04/15/23 (Call 01/15/23)	396	395,901
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (Call 06/01/22)	1,500	1,469,565
3.38%, 07/15/21 (Call 05/15/21)	900	902,853
3.75%, 07/01/27 (Call 04/01/27)[a]	25	24,131
Highwoods Realty LP
3.20%, 06/15/21 (Call 04/15/21)	500	498,210
3.63%, 01/15/23 (Call 10/15/22)	360	356,922
Hospitality Properties Trust
4.25%, 02/15/21 (Call 11/15/20)	1,225	1,251,313
4.50%, 06/15/23 (Call 12/15/22)	200	205,712
4.50%, 03/15/25 (Call 09/15/24)	710	715,162
4.65%, 03/15/24 (Call 09/15/23)[a]	615	629,551
5.00%, 08/15/22 (Call 02/15/22)	750	783,720
5.25%, 02/15/26 (Call 08/15/25)	335	349,797
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	655	648,064
4.00%, 06/15/25 (Call 03/15/25)	2,375	2,352,794

SCHEDULE OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.75%, 03/01/23 (Call 12/01/22)	$25	$26,038
5.25%, 03/15/22 (Call 12/15/21)	250	263,895
Series D
3.75%, 10/15/23 (Call 07/15/23)[a]	685	681,328
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	1,955	1,898,755
4.38%, 10/01/25 (Call 07/01/25)	125	127,493
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)[a]	1,680	1,533,521
3.13%, 06/01/23 (Call 03/01/23)[a]	1,400	1,367,478
3.20%, 05/01/21 (Call 03/01/21)[a]	494	495,680
3.40%, 11/01/22 (Call 09/01/22)	851	853,791
3.80%, 04/01/27 (Call 01/01/27)	1,000	978,900
Kite Realty Group LP
4.00%, 10/01/26 (Call 07/01/26)	500	464,390
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	1,000	1,031,630
4.40%, 02/15/24 (Call 11/15/23)	1,600	1,664,160
4.75%, 10/01/20 (Call 07/01/20)	100	104,072
Lifestorage LP/CA
3.50%, 07/01/26 (Call 04/01/26)	1,100	1,047,420
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)[a]	1,000	971,020
3.75%, 06/15/24 (Call 03/15/24)	1,250	1,257,000
4.30%, 10/15/23 (Call 07/15/23)	375	388,256

Security	Principal (000s)	Value
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)[a]	$950	$941,345
3.90%, 06/15/24 (Call 03/15/24)	1,150	1,156,992
4.00%, 11/15/25 (Call 08/15/25)[a]	15	14,958
5.50%, 07/15/21 (Call 04/15/21)	1,000	1,064,860
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	1,451	1,447,503
4.50%, 04/01/27 (Call 01/01/27)[a]	970	926,719
5.25%, 01/15/26 (Call 10/15/25)	1,110	1,122,055
Physicians Realty LP
4.30%, 03/15/27 (Call 12/15/26)	500	496,795
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	1,000	974,170
4.45%, 03/15/24 (Call 12/15/23)	200	203,516
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	2,757	2,667,205
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	922	919,086
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)[a]	1,199	1,122,192
3.25%, 10/15/22 (Call 07/15/22)	1,360	1,350,997
3.88%, 07/15/24 (Call 04/15/24)	850	860,651
4.13%, 10/15/26 (Call 07/15/26)	740	749,827
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	1,535	1,478,466

72	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.75%, 06/15/24 (Call 03/15/24)	$500	$497,915
Sabra Health Care LP
5.13%, 08/15/26 (Call 05/15/26)	1,000	973,280
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	760	763,139
4.50%, 02/01/25 (Call 11/01/24)[a]	828	813,576
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	700	701,680
4.75%, 02/15/28 (Call 08/15/27)	2,000	1,957,440
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	3,740	3,637,374
2.50%, 09/01/20 (Call 06/01/20)	1,342	1,335,317
2.50%, 07/15/21 (Call 04/15/21)	150	147,867
2.63%, 06/15/22 (Call 03/15/22)	1,880	1,838,546
2.75%, 02/01/23 (Call 11/01/22)	825	806,075
3.25%, 11/30/26 (Call 08/30/26)[a]	800	773,968
3.30%, 01/15/26 (Call 10/15/25)[a]	4,710	4,580,098
3.38%, 03/15/22 (Call 12/15/21)[a]	250	252,763
3.38%, 10/01/24 (Call 07/01/24)	215	213,534
3.38%, 06/15/27 (Call 03/15/27)[a]	1,218	1,181,838
3.50%, 09/01/25 (Call 06/01/25)	69	68,598
3.75%, 02/01/24 (Call 11/01/23)[a]	1,376	1,401,250
4.13%, 12/01/21 (Call 09/01/21)	1,290	1,335,627
4.38%, 03/01/21 (Call 12/01/20)	1,056	1,098,948

Security	Principal (000s)	Value
SL Green Operating Partnership LP
3.25%, 10/15/22 (Call 09/15/22)	$1,000	$980,540
Spirit Realty LP
4.45%, 09/15/26 (Call 06/15/26)[a]	400	388,056
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	189	175,498
3.70%, 10/01/20 (Call 07/01/20)	610	621,053
3.75%, 07/01/24 (Call 04/01/24)	25	25,111
4.63%, 01/10/22 (Call 10/10/21)	580	605,189
Ventas Realty LP
3.13%, 06/15/23 (Call 03/15/23)[a]	1,000	979,040
3.25%, 10/15/26 (Call 07/15/26)[a]	535	505,875
3.50%, 02/01/25 (Call 11/01/24)[a]	1,095	1,073,209
3.85%, 04/01/27 (Call 01/01/27)	400	393,044
4.13%, 01/15/26 (Call 10/15/25)	380	384,640
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	1,150	1,144,445
4.25%, 03/01/22 (Call 12/01/21)	325	335,046
4.75%, 06/01/21 (Call 03/01/21)	970	1,013,640
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	940	892,116
4.13%, 06/01/21 (Call 05/01/21)	2,000	2,047,920
4.60%, 02/06/24 (Call 11/06/23)	101	103,621
4.88%, 06/01/26 (Call 03/01/26)	265	270,019

SCHEDULE OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	$2,800	$2,953,104
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	350	361,788
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	200	198,830
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	195	197,999
4.00%, 06/01/25 (Call 03/01/25)	320	322,432
4.13%, 04/01/19 (Call 01/01/19)	1,120	1,132,376
4.25%, 04/01/26 (Call 01/01/26)	4,875	4,977,862
4.50%, 01/15/24 (Call 10/15/23)	260	270,468
4.95%, 01/15/21 (Call 10/15/20)	888	928,173
5.25%, 01/15/22 (Call 10/15/21)	915	976,186
6.13%, 04/15/20	500	533,450
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	1,070	1,057,224
4.63%, 09/15/23	785	831,731
4.70%, 03/15/21 (Call 12/15/20)	1,680	1,750,627
7.38%, 10/01/19	2,000	2,141,440
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	570	562,641
4.60%, 04/01/24 (Call 01/01/24)[a]	650	669,721

		206,636,045
RETAIL — 2.00%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	540	558,554
4.50%, 12/01/23 (Call 09/01/23)[a]	35	36,155

Security	Principal (000s)	Value
5.75%, 05/01/20	$775	$816,617
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	470	471,631
3.50%, 11/15/24 (Call 09/15/24)[a]	175	169,283
3.80%, 11/15/27 (Call 08/15/27)	150	143,000
4.50%, 10/01/25 (Call 07/01/25)	755	766,272
5.50%, 02/01/20	445	464,006
AutoZone Inc.
1.63%, 04/21/19[a]	485	479,418
2.50%, 04/15/21 (Call 03/15/21)	515	505,436
2.88%, 01/15/23 (Call 10/15/22)	750	731,460
3.13%, 07/15/23 (Call 04/15/23)	2,421	2,381,102
3.13%, 04/21/26 (Call 01/21/26)[a]	955	902,761
3.25%, 04/15/25 (Call 01/15/25)[a]	1,245	1,202,521
3.70%, 04/15/22 (Call 01/15/22)	440	446,239
4.00%, 11/15/20 (Call 08/15/20)	150	153,812
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[a]	408	398,396
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)	1,725	1,833,502
Costco Wholesale Corp.
1.70%, 12/15/19	3,825	3,764,412
1.75%, 02/15/20	1,423	1,401,712
2.15%, 05/18/21 (Call 04/18/21)[a]	725	712,312
2.25%, 02/15/22[a]	400	390,268
2.30%, 05/18/22 (Call 04/18/22)	915	891,393
2.75%, 05/18/24 (Call 03/18/24)[a]	1,325	1,289,940

74	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.00%, 05/18/27 (Call 02/18/27)[a]	$1,250	$1,207,762
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)[a]	1,550	1,527,897
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)[a]	1,400	1,387,022
3.88%, 04/15/27 (Call 01/15/27)[a]	2,400	2,411,808
4.15%, 11/01/25 (Call 08/01/25)[a]	1,055	1,086,745
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	2,900	2,886,602
2.13%, 09/15/26 (Call 06/15/26)[a]	3,450	3,113,866
2.63%, 06/01/22 (Call 05/01/22)	1,677	1,655,987
2.70%, 04/01/23 (Call 01/01/23)[a]	3,283	3,222,954
2.80%, 09/14/27 (Call 06/14/27)	890	838,736
3.00%, 04/01/26 (Call 01/01/26)[a]	730	707,903
3.35%, 09/15/25 (Call 06/15/25)	1,370	1,362,027
3.95%, 09/15/20 (Call 06/15/20)	1,000	1,030,270
4.40%, 04/01/21 (Call 01/01/21)	2,539	2,652,773
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	1,438	1,460,936
4.25%, 07/17/25 (Call 04/17/25)[a]	195	198,243
4.75%, 12/15/23 (Call 09/15/23)	500	525,420
Lowe’s Companies Inc.
1.15%, 04/15/19	1,260	1,240,848
2.50%, 04/15/26 (Call 01/15/26)[a]	4,955	4,578,370
3.10%, 05/03/27 (Call 02/03/27)	1,550	1,485,768

Security	Principal (000s)	Value
3.12%, 04/15/22 (Call 01/15/22)	$853	$856,958
3.13%, 09/15/24 (Call 06/15/24)	1,575	1,554,982
3.38%, 09/15/25 (Call 06/15/25)	910	898,425
3.75%, 04/15/21 (Call 01/15/21)	150	153,771
3.80%, 11/15/21 (Call 08/15/21)[a]	1,555	1,600,468
3.88%, 09/15/23 (Call 06/15/23)	820	851,422
4.63%, 04/15/20 (Call 10/15/19)	575	593,199
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)[a]	675	629,620
3.45%, 01/15/21 (Call 12/15/20)	800	796,240
3.63%, 06/01/24 (Call 03/01/24)[a]	660	631,204
3.88%, 01/15/22 (Call 10/15/21)	307	307,037
McDonald’s Corp.
1.88%, 05/29/19	1,900	1,885,218
2.20%, 05/26/20 (Call 04/26/20)	461	456,081
2.63%, 01/15/22	1,568	1,542,034
2.75%, 12/09/20 (Call 11/09/20)	3,821	3,815,727
3.25%, 06/10/24	1,376	1,375,202
3.38%, 05/26/25 (Call 02/26/25)[a]	2,490	2,464,577
3.50%, 03/01/27 (Call 12/01/26)[a]	2,075	2,040,908
3.63%, 05/20/21	415	424,599
3.70%, 01/30/26 (Call 10/30/25)	4,055	4,062,137
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	350	354,666
4.00%, 03/15/27 (Call 12/15/26)[a]	247	241,588

SCHEDULE OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.75%, 05/01/20	$490	$499,398
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)[a]	435	425,769
3.85%, 06/15/23 (Call 03/15/23)	1,100	1,124,673
4.63%, 09/15/21 (Call 06/15/21)[a]	475	496,765
4.88%, 01/14/21 (Call 10/14/20)	115	120,184
QVC Inc.
3.13%, 04/01/19	625	625,888
4.38%, 03/15/23	610	609,427
4.45%, 02/15/25 (Call 11/15/24)	775	763,499
4.85%, 04/01/24	575	583,062
5.13%, 07/02/22	675	697,829
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	3,690	3,626,458
2.20%, 11/22/20	1,050	1,038,691
2.45%, 06/15/26 (Call 03/15/26)[a]	1,140	1,060,770
2.70%, 06/15/22 (Call 04/15/22)[a]	485	480,087
3.10%, 03/01/23 (Call 02/01/23)	1,500	1,497,285
3.50%, 03/01/28 (Call 12/01/27)	1,500	1,489,110
3.85%, 10/01/23 (Call 07/01/23)	925	960,612
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)[a]	1,730	1,688,428
4.13%, 07/15/27 (Call 04/15/27)[a]	605	591,872
4.25%, 04/01/25 (Call 01/01/25)[a]	1,000	998,270
Target Corp.
2.30%, 06/26/19[a]	3,108	3,101,162
2.50%, 04/15/26[a]	4,595	4,268,066
2.90%, 01/15/22	2,345	2,348,306
3.50%, 07/01/24	1,355	1,377,696
3.88%, 07/15/20	1,226	1,261,272

Security	Principal (000s)	Value
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	$555	$501,742
2.50%, 05/15/23 (Call 02/15/23)	35	33,956
2.75%, 06/15/21 (Call 04/15/21)	570	569,014
Walgreen Co.
3.10%, 09/15/22	2,485	2,440,320
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	2,170	2,163,230
3.30%, 11/18/21 (Call 09/18/21)[a]	1,185	1,187,014
3.45%, 06/01/26 (Call 03/01/26)	4,950	4,689,184
3.80%, 11/18/24 (Call 08/18/24)[a]	3,741	3,716,534
Walmart Inc.
1.90%, 12/15/20[a]	2,000	1,963,680
2.35%, 12/15/22 (Call 11/15/22)	2,200	2,142,030
2.55%, 04/11/23 (Call 01/11/23)[a]	2,214	2,168,679
2.65%, 12/15/24 (Call 10/15/24)	2,000	1,942,920
3.30%, 04/22/24 (Call 01/22/24)[a]	4,305	4,348,653
3.63%, 07/08/20	1,232	1,262,936

		143,892,673
SAVINGS & LOANS — 0.01%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	355	358,774

		358,774
SEMICONDUCTORS — 1.49%
Altera Corp.
4.10%, 11/15/23	1,350	1,418,931
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)[a]	2,587	2,526,594
2.88%, 06/01/23 (Call 03/01/23)	1,550	1,514,148

76	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.50%, 12/05/26 (Call 09/05/26)	$2,540	$2,480,386
3.90%, 12/15/25 (Call 09/15/25)	420	425,347
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)[a]	575	573,367
3.30%, 04/01/27 (Call 01/01/27)[a]	1,820	1,782,290
3.90%, 10/01/25 (Call 07/01/25)	640	657,984
4.30%, 06/15/21	1,500	1,564,800
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	4,000	3,875,880
2.38%, 01/15/20	4,650	4,593,177
2.65%, 01/15/23 (Call 12/15/22)	3,675	3,478,865
3.00%, 01/15/22 (Call 12/15/21)	6,505	6,362,931
3.13%, 01/15/25 (Call 11/15/24)	155	144,982
3.50%, 01/15/28 (Call 10/15/27)	940	868,682
3.63%, 01/15/24 (Call 11/15/23)[a]	6,415	6,265,659
3.88%, 01/15/27 (Call 10/15/26)	5,007	4,807,771
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)[a]	820	794,195
1.85%, 05/11/20	1,000	984,520
2.35%, 05/11/22 (Call 04/11/22)[a]	1,100	1,076,339
2.45%, 07/29/20	4,205	4,191,502
2.60%, 05/19/26 (Call 02/19/26)	2,200	2,073,038
2.70%, 12/15/22	1,275	1,259,139
2.88%, 05/11/24 (Call 03/11/24)	2,340	2,289,573
3.10%, 07/29/22	2,015	2,029,931
3.15%, 05/11/27 (Call 02/11/27)[a]	1,425	1,392,453

Security	Principal (000s)	Value
3.30%, 10/01/21	$4,066	$4,136,789
3.70%, 07/29/25 (Call 04/29/25)[a]	3,680	3,753,195
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	220	222,055
4.13%, 11/01/21 (Call 09/01/21)	270	277,914
4.65%, 11/01/24 (Call 08/01/24)[a]	1,420	1,491,880
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	565	563,983
2.80%, 06/15/21 (Call 05/15/21)	1,561	1,546,483
3.80%, 03/15/25 (Call 12/15/24)	1,200	1,218,648
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)[a]	660	652,047
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	698	679,447
3.20%, 09/16/26 (Call 06/16/26)	2,390	2,317,153
QUALCOMM Inc.
2.10%, 05/20/20	4,030	3,953,148
2.25%, 05/20/20	3,342	3,283,214
2.60%, 01/30/23 (Call 12/30/22)[a]	2,310	2,199,028
2.90%, 05/20/24 (Call 03/20/24)	2,515	2,377,455
3.00%, 05/20/22[a]	3,824	3,746,296
3.25%, 05/20/27 (Call 02/20/27)[a]	4,900	4,585,469
3.45%, 05/20/25 (Call 02/20/25)[a]	3,700	3,583,524
Texas Instruments Inc.
1.65%, 08/03/19	954	943,210
1.75%, 05/01/20 (Call 04/01/20)	1,064	1,045,146
2.63%, 05/15/24 (Call 03/15/24)	410	396,486

SCHEDULE OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.75%, 03/12/21 (Call 02/12/21)[a]	$540	$540,054
2.90%, 11/03/27 (Call 08/03/27)	2,070	1,985,482
Xilinx Inc.
2.13%, 03/15/19	225	224,001
2.95%, 06/01/24 (Call 04/01/24)	900	871,353
3.00%, 03/15/21	900	897,498

		106,923,442
SHIPBUILDING — 0.02%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)[b]	1,490	1,445,881

		1,445,881
SOFTWARE — 2.22%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	1,800	1,746,900
3.40%, 09/15/26 (Call 06/15/26)[a]	2,370	2,314,660
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)[a]	775	770,366
4.75%, 02/01/20	258	268,186
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	475	452,889
3.60%, 12/15/22 (Call 09/15/22)	1,600	1,610,672
4.38%, 06/15/25 (Call 03/15/25)	1,265	1,294,335
Broadridge Financial Solutions Inc.
3.40%, 06/27/26 (Call 03/27/26)	1,050	1,009,838
3.95%, 09/01/20	465	475,360
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	905	912,367
4.70%, 03/15/27 (Call 12/15/26)[a]	1,020	1,038,238
5.38%, 12/01/19	480	499,704

Security	Principal (000s)	Value
Cadence Design Systems Inc.
4.38%, 10/15/24 (Call 07/15/24)	$711	$733,823
Citrix Systems Inc.
4.50%, 12/01/27 (Call 09/01/27)	2,000	1,986,000
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	280	285,306
4.80%, 03/01/26 (Call 12/01/25)[a]	1,025	1,097,959
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	1,100	1,066,263
3.00%, 08/15/26 (Call 05/15/26)	3,080	2,880,262
3.50%, 04/15/23 (Call 01/15/23)	3,017	3,023,306
3.63%, 10/15/20 (Call 09/15/20)	3,119	3,165,473
4.50%, 10/15/22 (Call 08/15/22)	150	157,218
5.00%, 10/15/25 (Call 07/15/25)	1,385	1,485,149
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	168	167,686
3.50%, 10/01/22 (Call 07/01/22)	1,020	1,030,220
4.63%, 10/01/20	1,000	1,042,340
4.75%, 06/15/21	850	894,778
Microsoft Corp.
1.10%, 08/08/19	4,975	4,887,639
1.55%, 08/08/21 (Call 07/08/21)	6,800	6,530,176
1.85%, 02/06/20[a]	2,485	2,458,634
1.85%, 02/12/20 (Call 01/12/20)	1,702	1,683,295
2.00%, 11/03/20 (Call 10/03/20)[a]	3,885	3,821,558
2.00%, 08/08/23 (Call 06/08/23)	3,780	3,580,454

78	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.13%, 11/15/22[a]	$2,825	$2,728,357
2.38%, 02/12/22 (Call 01/12/22)	4,037	3,960,297
2.38%, 05/01/23 (Call 02/01/23)	2,046	1,983,495
2.40%, 02/06/22 (Call 01/06/22)	4,725	4,641,556
2.40%, 08/08/26 (Call 05/08/26)	3,950	3,667,259
2.65%, 11/03/22 (Call 09/03/22)	5,770	5,690,778
2.70%, 02/12/25 (Call 11/12/24)[a]	4,235	4,091,391
2.88%, 02/06/24 (Call 12/06/23)	1,943	1,909,542
3.00%, 10/01/20	499	504,709
3.13%, 11/03/25 (Call 08/03/25)	4,575	4,516,394
3.30%, 02/06/27 (Call 11/06/26)	4,890	4,846,088
3.63%, 12/15/23 (Call 09/15/23)	2,783	2,858,113
4.00%, 02/08/21[a]	310	321,637
4.20%, 06/01/19	1,399	1,430,883
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)[a]	875	845,565
2.25%, 10/08/19	3,805	3,793,052
2.40%, 09/15/23 (Call 07/15/23)[a]	3,395	3,239,815
2.50%, 05/15/22 (Call 03/15/22)	6,916	6,767,375
2.50%, 10/15/22	6,110	5,961,894
2.63%, 02/15/23 (Call 01/15/23)[a]	2,175	2,124,301
2.65%, 07/15/26 (Call 04/15/26)	5,830	5,449,592
2.80%, 07/08/21	3,028	3,021,883
2.95%, 11/15/24 (Call 09/15/24)	1,650	1,602,183
2.95%, 05/15/25 (Call 02/15/25)	7,150	6,923,631
3.25%, 11/15/27 (Call 08/15/27)[a]	2,475	2,405,774

Security	Principal (000s)	Value
3.40%, 07/08/24 (Call 04/08/24)	$2,983	$2,992,904
3.63%, 07/15/23[a]	930	950,172
3.88%, 07/15/20	3,402	3,499,433
5.00%, 07/08/19	3,369	3,478,829
VMware Inc.
2.30%, 08/21/20	3,520	3,432,704
2.95%, 08/21/22 (Call 07/21/22)	2,820	2,718,057
3.90%, 08/21/27 (Call 05/21/27)[a]	2,990	2,841,427

		159,570,144
TELECOMMUNICATIONS — 3.20%
America Movil SAB de CV
3.13%, 07/16/22	3,750	3,712,463
5.00%, 10/16/19	900	931,689
5.00%, 03/30/20	3,530	3,667,741
AT&T Inc.
2.30%, 03/11/19[a]	355	354,237
2.45%, 06/30/20 (Call 05/30/20)	1,513	1,496,750
2.63%, 12/01/22 (Call 09/01/22)	3,750	3,620,513
2.80%, 02/17/21 (Call 01/17/21)[a]	120	119,011
2.85%, 02/14/23 (Call 01/14/23)[a]	1,575	1,564,196
3.00%, 02/15/22[a]	2,300	2,268,582
3.00%, 06/30/22 (Call 04/30/22)	3,995	3,925,487
3.20%, 03/01/22 (Call 02/01/22)	4,600	4,570,744
3.40%, 08/14/24 (Call 06/14/24)	3,200	3,179,296
3.40%, 05/15/25 (Call 02/15/25)[a]	7,450	7,166,602
3.60%, 02/17/23 (Call 12/17/22)	5,745	5,759,535
3.80%, 03/15/22	647	657,313
3.80%, 03/01/24 (Call 01/01/24)[a]	1,750	1,753,570
3.88%, 08/15/21	4,048	4,132,198
3.90%, 03/11/24 (Call 12/11/23)	4,000	4,031,320

SCHEDULE OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.90%, 08/14/27 (Call 05/14/27)	$3,250	$3,231,215
3.95%, 01/15/25 (Call 10/15/24)	4,330	4,325,453
4.13%, 02/17/26 (Call 11/17/25)	7,062	7,065,672
4.25%, 03/01/27 (Call 12/01/26)[a]	5,300	5,312,190
4.45%, 05/15/21	4,034	4,188,986
4.45%, 04/01/24 (Call 01/01/24)	3,475	3,584,775
4.60%, 02/15/21 (Call 11/15/20)	2,723	2,830,041
5.00%, 03/01/21	4,619	4,861,959
5.20%, 03/15/20	1,675	1,750,559
5.88%, 10/01/19	1,968	2,061,165
Cisco Systems Inc.
1.40%, 09/20/19	1,675	1,646,910
1.85%, 09/20/21 (Call 08/20/21)	975	940,709
2.13%, 03/01/19	2,755	2,746,735
2.20%, 02/28/21	5,850	5,745,577
2.20%, 09/20/23 (Call 07/20/23)	1,850	1,766,103
2.45%, 06/15/20	4,888	4,858,379
2.50%, 09/20/26 (Call 06/20/26)	1,875	1,751,044
2.60%, 02/28/23	2,500	2,444,800
2.90%, 03/04/21[a]	350	350,795
2.95%, 02/28/26[a]	1,487	1,441,795
3.00%, 06/15/22[a]	980	980,343
3.50%, 06/15/25[a]	1,660	1,685,083
3.63%, 03/04/24	2,755	2,820,459
4.45%, 01/15/20	2,537	2,622,776
Deutsche Telekom International Finance BV
6.00%, 07/08/19	1,914	1,997,929
Emirates Telecommunications Group Co. PJSC
3.50%, 06/18/24[f]	3,000	2,995,410
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	770	776,599

Security	Principal (000s)	Value
4.50%, 03/15/24[a]	$1,181	$1,215,733
4.60%, 03/15/21	475	492,931
Motorola Solutions Inc.
3.50%, 09/01/21	1,025	1,027,870
3.50%, 03/01/23[a]	411	402,944
3.75%, 05/15/22	1,295	1,295,531
4.00%, 09/01/24[a]	1,378	1,374,142
4.60%, 02/23/28 (Call 11/23/27)	1,500	1,499,205
7.50%, 05/15/25[a]	600	711,702
Orange SA
1.63%, 11/03/19	2,010	1,971,890
4.13%, 09/14/21	2,234	2,321,282
5.38%, 07/08/19	1,234	1,276,302
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	675	634,966
3.00%, 03/15/23 (Call 12/15/22)[a]	1,770	1,742,335
3.63%, 12/15/25 (Call 09/15/25)	555	552,958
4.10%, 10/01/23 (Call 07/01/23)	710	732,848
Telefonica Emisiones SAU
4.10%, 03/08/27	4,580	4,538,551
4.57%, 04/27/23	880	930,512
5.13%, 04/27/20	974	1,016,067
5.46%, 02/16/21	2,074	2,207,669
5.88%, 07/15/19	648	674,173
Telefonos de Mexico SAB de CV
5.50%, 11/15/19	1,000	1,044,510
TELUS Corp.
3.70%, 09/15/27 (Call 06/15/27)[a]	2,000	1,968,100
Verizon Communications Inc.
1.75%, 08/15/21	3,320	3,176,808
2.45%, 11/01/22 (Call 08/01/22)	3,700	3,555,404
2.63%, 02/21/20	1,200	1,197,660
2.63%, 08/15/26[a]	3,034	2,764,945
2.95%, 03/15/22[a]	3,862	3,810,713
3.00%, 11/01/21 (Call 09/01/21)[a]	4,210	4,187,687

80	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.13%, 03/16/22	$2,110	$2,097,868
3.38%, 02/15/25	2,832	2,762,078
3.45%, 03/15/21	2,250	2,281,905
3.50%, 11/01/21	7,705	7,798,847
3.50%, 11/01/24 (Call 08/01/24)	5,411	5,371,175
4.13%, 03/16/27[a]	4,745	4,818,832
4.15%, 03/15/24 (Call 12/15/23)[a]	1,200	1,235,532
4.60%, 04/01/21	4,465	4,676,239
5.15%, 09/15/23	13,150	14,248,945
Vodafone Group PLC
2.50%, 09/26/22	475	459,273
2.95%, 02/19/23	2,225	2,182,836
4.38%, 03/16/21[a]	500	519,310
5.45%, 06/10/19	3,300	3,412,035

		229,885,021
TEXTILES — 0.06%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	2,206	2,184,050
3.70%, 04/01/27 (Call 01/01/27)	1,000	999,230
4.30%, 06/01/21	340	352,876
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	795	809,533

		4,345,689
TOYS, GAMES & HOBBIES — 0.04%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	690	688,993
3.50%, 09/15/27 (Call 06/15/27)[a]	2,150	2,033,706

		2,722,699
TRANSPORTATION — 1.04%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	4,400	4,377,340
3.00%, 04/01/25 (Call 01/01/25)	332	324,022
3.05%, 03/15/22 (Call 12/15/21)[a]	2,525	2,534,241

Security	Principal (000s)	Value
3.05%, 09/01/22 (Call 06/01/22)	$730	$730,329
3.25%, 06/15/27 (Call 03/15/27)[a]	925	911,264
3.40%, 09/01/24 (Call 06/01/24)	1,860	1,877,056
3.65%, 09/01/25 (Call 06/01/25)[a]	625	633,456
3.75%, 04/01/24 (Call 01/01/24)	1,045	1,075,618
4.10%, 06/01/21 (Call 03/01/21)	495	511,548
4.70%, 10/01/19	744	768,113
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	515	495,379
2.40%, 02/03/20	3,125	3,114,187
2.75%, 03/01/26 (Call 12/01/25)[a]	725	692,578
2.85%, 12/15/21 (Call 09/15/21)	400	399,020
2.95%, 11/21/24 (Call 08/21/24)	144	141,268
5.55%, 03/01/19	915	940,977
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	1,475	1,417,711
4.45%, 03/15/23 (Call 12/15/22)	70	73,279
7.25%, 05/15/19	585	615,584
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	2,750	2,515,012
3.25%, 06/01/27 (Call 03/01/27)	1,455	1,390,704
3.35%, 11/01/25 (Call 08/01/25)[a]	1,020	1,001,344
3.40%, 08/01/24 (Call 05/01/24)	2,193	2,185,434
3.70%, 10/30/20 (Call 07/30/20)	256	261,358
3.70%, 11/01/23 (Call 08/01/23)	20	20,339

SCHEDULE OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.80%, 03/01/28 (Call 12/01/27)	$2,000	$1,990,160
4.25%, 06/01/21 (Call 03/01/21)	415	429,662
FedEx Corp.
2.30%, 02/01/20	580	574,420
2.63%, 08/01/22[a]	2,770	2,716,927
2.70%, 04/15/23	70	68,210
3.20%, 02/01/25	1,350	1,324,525
3.25%, 04/01/26 (Call 01/01/26)[a]	945	922,320
3.30%, 03/15/27 (Call 12/15/26)[a]	260	252,954
3.40%, 02/15/28 (Call 11/15/27)	2,000	1,947,920
4.00%, 01/15/24	520	538,356
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	540	523,287
3.13%, 06/01/26 (Call 03/01/26)[a]	480	449,429
Kirby Corp.
4.20%, 03/01/28 (Call 12/01/27)	1,000	995,420
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	490	482,777
2.90%, 06/15/26 (Call 03/15/26)	580	549,898
3.00%, 04/01/22 (Call 01/01/22)[a]	506	504,381
3.15%, 06/01/27 (Call 03/01/27)	1,075	1,031,753
3.25%, 12/01/21 (Call 09/01/21)	298	300,223
3.85%, 01/15/24 (Call 10/15/23)	570	585,983
5.90%, 06/15/19	605	629,678
Norfolk Southern Railway Co.
9.75%, 06/15/20	560	644,661
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	975	945,653

Security	Principal (000s)	Value
2.45%, 09/03/19 (Call 08/03/19)	$1,505	$1,498,589
2.50%, 09/01/22 (Call 08/01/22)	1,050	1,015,214
2.55%, 06/01/19 (Call 05/01/19)	1,150	1,147,470
2.65%, 03/02/20 (Call 02/02/20)	360	358,139
2.80%, 03/01/22 (Call 02/01/22)[a]	475	466,436
2.88%, 09/01/20 (Call 08/01/20)	525	523,656
3.40%, 03/01/23 (Call 02/01/23)	2,425	2,421,799
3.45%, 11/15/21 (Call 10/15/21)	555	559,529
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	70	68,924
2.75%, 04/15/23 (Call 01/15/23)	180	177,462
2.75%, 03/01/26 (Call 12/01/25)	220	209,473
2.95%, 01/15/23 (Call 10/15/22)	770	767,782
3.00%, 04/15/27 (Call 01/15/27)	1,070	1,032,946
3.25%, 08/15/25 (Call 05/15/25)	500	496,160
3.75%, 03/15/24 (Call 12/15/23)	209	215,276
4.00%, 02/01/21 (Call 11/01/20)[a]	800	826,056
4.16%, 07/15/22 (Call 04/15/22)	964	1,006,156
United Parcel Service Inc.
2.05%, 04/01/21[a]	1,825	1,790,781
2.35%, 05/16/22 (Call 04/16/22)	2,000	1,947,860
2.40%, 11/15/26 (Call 08/15/26)	1,050	967,187
2.45%, 10/01/22	794	774,499
2.50%, 04/01/23 (Call 03/01/23)	1,100	1,067,385

82	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.80%, 11/15/24 (Call 09/15/24)	$250	$241,640
3.05%, 11/15/27 (Call 08/15/27)	2,725	2,613,902
3.13%, 01/15/21	559	565,037
5.13%, 04/01/19[a]	4,181	4,298,862
United Parcel Service of America Inc.
8.38%, 04/01/20	605	674,224

		75,148,202
TRUCKING & LEASING — 0.06%
GATX Corp.
2.50%, 07/30/19	205	204,088
2.60%, 03/30/20 (Call 02/28/20)[a]	650	644,104
3.25%, 03/30/25 (Call 12/30/24)	610	584,685
3.25%, 09/15/26 (Call 06/15/26)[a]	390	367,867
3.50%, 03/15/28 (Call 12/15/27)	1,310	1,241,723
3.85%, 03/30/27 (Call 12/30/26)	655	643,727
3.90%, 03/30/23[a]	235	237,381
4.75%, 06/15/22	225	235,681
4.85%, 06/01/21[a]	296	311,105

		4,470,361
WATER — 0.03%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	1,775	1,690,173
3.40%, 03/01/25 (Call 12/01/24)	499	497,812
3.85%, 03/01/24 (Call 12/01/23)[a]	195	200,612

		2,388,597

TOTAL CORPORATE BONDS & NOTES
(Cost: $6,298,284,876)		6,183,237,332

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[g] — 12.20%

CANADA — 1.35%
Canada Government International Bond
2.00%, 11/15/22[a]	$100	$96,696
Export Development Canada
1.00%, 09/13/19	2,300	2,254,046
1.38%, 10/21/21	1,000	954,650
1.63%, 12/03/19	2,385	2,354,257
1.63%, 01/17/20	1,980	1,952,419
1.75%, 08/19/19	395	391,733
1.75%, 07/21/20	3,945	3,877,974
2.00%, 11/30/20	100	98,530
2.50%, 01/24/23	5,000	4,926,300
Province of Alberta Canada
1.90%, 12/06/19	2,450	2,423,687
2.20%, 07/26/22	3,750	3,630,862
Province of British Columbia Canada
2.00%, 10/23/22	180	172,953
2.25%, 06/02/26	299	279,188
2.65%, 09/22/21	750	747,465
Province of Manitoba Canada
1.75%, 05/30/19	545	540,618
2.10%, 09/06/22	745	716,869
2.13%, 05/04/22[a]	150	145,137
3.05%, 05/14/24[a]	2,970	2,953,814
Province of Nova Scotia Canada
8.25%, 07/30/22	70	84,121
9.25%, 03/01/20	525	589,197
Province of Ontario Canada
1.25%, 06/17/19	200	197,136
1.65%, 09/27/19[a]	3,300	3,259,938
1.88%, 05/21/20	4,285	4,219,397
2.20%, 10/03/22	10,000	9,655,000
2.25%, 05/18/22[a]	5,850	5,686,258
2.40%, 02/08/22	2,720	2,665,818
2.45%, 06/29/22	100	97,893
2.50%, 09/10/21	7,030	6,945,640
2.50%, 04/27/26	1,950	1,846,787
2.55%, 02/12/21	2,000	1,988,320
3.20%, 05/16/24	3,795	3,804,298

SCHEDULE OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.00%, 10/07/19	$1,110	$1,136,629
4.40%, 04/14/20	2,495	2,587,739
Province of Quebec Canada
2.38%, 01/31/22[a]	600	588,564
2.50%, 04/20/26[a]	1,900	1,804,031
2.63%, 02/13/23[a]	2,805	2,755,548
2.75%, 08/25/21	2,775	2,769,367
2.75%, 04/12/27[a]	2,900	2,788,843
2.88%, 10/16/24	4,960	4,878,557
3.50%, 07/29/20	4,745	4,840,754
7.13%, 02/09/24	2,640	3,180,751

		96,887,784
CHILE — 0.12%
Chile Government International Bond
2.25%, 10/30/22[a]	890	854,258
3.13%, 03/27/25	1,700	1,667,683
3.13%, 01/21/26	2,780	2,713,058
3.24%, 02/06/28 (Call 11/06/27)	1,000	966,850
3.25%, 09/14/21	800	806,216
3.88%, 08/05/20	1,750	1,792,402

		8,800,467
COLOMBIA — 0.34%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)[a]	2,700	2,634,957
4.00%, 02/26/24 (Call 11/26/23)	6,770	6,808,589
4.38%, 07/12/21	7,950	8,237,631
4.50%, 01/28/26 (Call 10/28/25)[a]	2,250	2,317,883
7.38%, 03/18/19	2,850	2,978,335
8.13%, 05/21/24	591	726,286
11.75%, 02/25/20	553	645,655

		24,349,336
GERMANY — 0.20%
FMS Wertmanagement AoeR
1.00%, 08/16/19	4,025	3,947,639
1.75%, 01/24/20	200	197,494
1.75%, 03/17/20	3,900	3,845,010
2.00%, 08/01/22	6,600	6,382,332

		14,372,475

Security	Principal (000s)	Value
HUNGARY — 0.26%
Hungary Government International Bond
5.38%, 02/21/23[a]	$100	$108,290
5.38%, 03/25/24[a]	6,650	7,272,108
5.75%, 11/22/23	6,050	6,707,756
6.25%, 01/29/20	900	956,430
6.38%, 03/29/21[a]	3,380	3,693,089

		18,737,673
INDONESIA — 0.06%
Indonesia Government International Bond
2.95%, 01/11/23[a]	2,000	1,930,580
3.50%, 01/11/28[a]	2,500	2,379,750

		4,310,330
ISRAEL — 0.09%
Israel Government International Bond
2.88%, 03/16/26	2,500	2,397,600
3.25%, 01/17/28	200	194,160
4.00%, 06/30/22	2,400	2,487,864
5.13%, 03/26/19	1,700	1,749,759

		6,829,383
ITALY — 0.08%
Republic of Italy Government International Bond
6.88%, 09/27/23	4,715	5,488,920

		5,488,920
JAPAN — 0.77%
Japan Bank for International Cooperation
1.50%, 07/21/21	3,060	2,924,381
1.75%, 05/28/20	3,200	3,135,424
1.88%, 04/20/21	1,500	1,459,395
1.88%, 07/21/26[a]	1,750	1,577,450
2.00%, 11/04/21	3,790	3,670,425
2.13%, 11/16/20	1,100	1,081,465
2.13%, 02/10/25	5,000	4,676,600
2.25%, 02/24/20	3,164	3,140,112
2.25%, 11/04/26	5,450	5,051,278
2.38%, 07/21/22	5,000	4,874,450
2.38%, 11/16/22	650	631,690

84	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.38%, 04/20/26	$2,450	$2,302,730
2.50%, 06/01/22	6,000	5,889,060
2.50%, 05/28/25	1,000	958,110
2.75%, 11/16/27	1,200	1,150,368
2.88%, 06/01/27[a]	5,400	5,251,662
2.88%, 07/21/27	1,250	1,213,963
3.38%, 07/31/23	2,800	2,840,152
Japan Finance Organization for Municipalities
4.00%, 01/13/21	1,400	1,442,896
Japan International Cooperation Agency
2.13%, 10/20/26	2,000	1,825,420

		55,097,031
MEXICO — 0.45%
Mexico Government International Bond
3.50%, 01/21/21	1,110	1,130,491
3.60%, 01/30/25	7,070	6,934,256
3.63%, 03/15/22	4,435	4,514,032
3.75%, 01/11/28	5,250	5,034,067
4.00%, 10/02/23[a]	5,214	5,315,464
4.13%, 01/21/26[a]	5,800	5,856,144
4.15%, 03/28/27[a]	2,800	2,798,544
8.13%, 12/30/19	850	942,846

		32,525,844
PANAMA — 0.16%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	2,700	2,731,428
4.00%, 09/22/24 (Call 06/22/24)	1,750	1,804,057
5.20%, 01/30/20	3,320	3,466,346
7.13%, 01/29/26	1,300	1,608,646
8.88%, 09/30/27	1,500	2,103,195

		11,713,672
PERU — 0.08%
Peruvian Government International Bond
4.13%, 08/25/27	350	363,492
7.13%, 03/30/19	740	777,311

Security	Principal (000s)	Value
7.35%, 07/21/25[a]	$3,820	$4,763,922

		5,904,725
PHILIPPINES — 0.21%
Philippine Government International Bond
3.00%, 02/01/28	2,000	1,881,480
4.00%, 01/15/21	6,720	6,885,043
4.20%, 01/21/24	3,000	3,126,330
5.50%, 03/30/26	1,491	1,687,380
8.38%, 06/17/19	850	911,557
10.63%, 03/16/25	555	799,089

		15,290,879
POLAND — 0.30%
Republic of Poland Government International Bond
3.00%, 03/17/23	1,000	988,810
3.25%, 04/06/26	4,650	4,597,362
4.00%, 01/22/24[a]	5,015	5,200,304
5.00%, 03/23/22	850	908,625
5.13%, 04/21/21[a]	1,950	2,074,858
6.38%, 07/15/19	7,350	7,733,082

		21,503,041
SOUTH KOREA — 0.57%
Export-Import Bank of Korea
1.50%, 10/21/19	2,250	2,198,272
1.75%, 05/26/19	2,250	2,219,670
1.88%, 10/21/21	1,000	952,860
2.25%, 01/21/20	5,000	4,931,650
2.38%, 08/12/19	3,250	3,225,885
2.38%, 04/21/27	2,500	2,235,125
2.63%, 05/26/26	200	184,352
2.75%, 01/25/22	2,500	2,442,400
2.88%, 01/21/25	2,750	2,609,062
3.00%, 11/01/22	2,500	2,453,875
3.25%, 11/10/25	1,000	967,720
4.00%, 01/29/21	1,150	1,177,037
4.00%, 01/14/24	2,500	2,561,125
4.38%, 09/15/21	1,930	2,002,356
5.00%, 04/11/22	1,250	1,324,913
5.13%, 06/29/20	2,750	2,876,527
Korea International Bond
2.75%, 01/19/27	3,000	2,855,850
3.88%, 09/11/23[a]	1,250	1,292,763

SCHEDULE OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
7.13%, 04/16/19	$2,200	$2,306,876

		40,818,318
SUPRANATIONAL — 6.85%
African Development Bank
1.00%, 05/15/19	2,558	2,518,863
1.13%, 03/04/19	1,287	1,272,869
1.13%, 09/20/19	3,800	3,729,814
1.25%, 07/26/21	224	213,790
1.88%, 03/16/20	2,635	2,606,199
2.38%, 09/23/21	2,456	2,431,244
Asian Development Bank
1.00%, 08/16/19	209	205,065
1.38%, 03/23/20	6,045	5,920,050
1.50%, 01/22/20	2,065	2,030,721
1.63%, 05/05/20	4,725	4,643,399
1.63%, 08/26/20[a]	2,930	2,868,851
1.63%, 03/16/21	5,480	5,324,258
1.75%, 03/21/19	3,150	3,133,809
1.75%, 01/10/20	7,135	7,052,091
1.75%, 06/08/21	8,750	8,504,562
1.75%, 09/13/22	7,375	7,051,090
1.88%, 04/12/19	1,825	1,817,299
1.88%, 02/18/22	3,645	3,531,932
2.00%, 02/16/22	2,550	2,481,660
2.00%, 01/22/25[a]	825	776,556
2.00%, 04/24/26	150	139,335
2.13%, 11/24/21	2,800	2,744,868
2.13%, 03/19/25	1,300	1,230,957
2.25%, 01/20/21	11,545	11,439,710
2.63%, 01/12/27[a]	6,750	6,542,100
2.75%, 01/19/28	2,200	2,149,466
Series 5Y
1.88%, 08/10/22	2,500	2,408,675
Corp. Andina de Fomento
2.13%, 09/27/21	2,220	2,153,089
4.38%, 06/15/22	2,779	2,917,978
Council of Europe Development Bank
1.63%, 03/10/20	420	413,171
1.75%, 11/14/19	6,100	6,034,852
1.88%, 01/27/20	4,250	4,207,117
2.63%, 02/13/23	2,000	1,979,720

Security	Principal (000s)	Value
European Bank for Reconstruction & Development
0.88%, 07/22/19	$1,500	$1,470,330
1.13%, 08/24/20	285	275,501
1.50%, 03/16/20	2,325	2,283,034
1.50%, 11/02/21	3,000	2,875,320
1.63%, 05/05/20	4,500	4,421,655
1.75%, 06/14/19	220	218,508
1.75%, 11/26/19	2,650	2,622,573
1.88%, 02/23/22[a]	3,390	3,283,723
2.13%, 03/07/22[a]	1,660	1,622,584
European Investment Bank
1.13%, 08/15/19	5,450	5,357,186
1.25%, 05/15/19	8,535	8,431,983
1.25%, 12/16/19	5,925	5,807,329
1.38%, 06/15/20[a]	11,960	11,663,153
1.38%, 09/15/21[a]	3,425	3,274,129
1.63%, 03/16/20	6,400	6,296,128
1.63%, 08/14/20	7,875	7,706,396
1.63%, 12/15/20	3,450	3,361,059
1.63%, 06/15/21	1,230	1,190,000
1.75%, 06/17/19	7,510	7,458,406
1.75%, 05/15/20	3,775	3,715,770
1.88%, 03/15/19	3,275	3,262,981
1.88%, 02/10/25[a]	3,780	3,519,823
2.00%, 03/15/21	6,950	6,821,425
2.00%, 12/15/22[a]	325	312,930
2.13%, 10/15/21	6,780	6,646,773
2.13%, 04/13/26	4,000	3,748,680
2.25%, 03/15/22	8,400	8,239,308
2.25%, 08/15/22	10,665	10,416,505
2.38%, 05/13/21	5,000	4,957,450
2.38%, 06/15/22[a]	7,100	6,983,489
2.38%, 05/24/27	5,590	5,291,997
2.50%, 04/15/21	3,300	3,286,668
2.50%, 03/15/23	15,000	14,746,350
2.50%, 10/15/24	1,350	1,314,131
2.88%, 09/15/20	5,320	5,362,347
3.25%, 01/29/24[a]	3,205	3,260,927
4.00%, 02/16/21	700	727,678
Inter-American Development Bank
1.00%, 05/13/19	725	714,205
1.25%, 09/14/21	4,150	3,953,041

86	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
1.38%, 07/15/20	$300	$292,380
1.63%, 05/12/20	7,315	7,187,134
1.75%, 10/15/19[a]	3,400	3,368,414
1.75%, 04/14/22	2,095	2,015,201
1.75%, 09/14/22	2,900	2,772,980
1.88%, 06/16/20	1,967	1,941,350
1.88%, 03/15/21	10,675	10,449,971
2.00%, 06/02/26	3,300	3,062,004
2.13%, 11/09/20	1,870	1,849,449
2.13%, 01/18/22	5,500	5,381,365
2.13%, 01/15/25	1,830	1,736,158
2.38%, 07/07/27	4,540	4,299,743
2.50%, 01/18/23[a]	10,000	9,856,400
3.00%, 10/04/23	2,850	2,867,043
3.00%, 02/21/24	6,750	6,779,902
3.88%, 02/14/20	970	996,985
Series E
3.88%, 09/17/19	4,550	4,655,696
International Bank for Reconstruction & Development
0.88%, 08/15/19	2,600	2,546,960
1.13%, 11/27/19	7,025	6,877,334
1.25%, 07/26/19	1,000	985,570
1.38%, 03/30/20	450	440,546
1.38%, 05/24/21	6,260	6,021,744
1.38%, 09/20/21	3,000	2,870,040
1.63%, 09/04/20	3,275	3,205,112
1.63%, 03/09/21[a]	11,535	11,217,095
1.63%, 02/10/22	2,880	2,764,915
1.75%, 04/19/23	2,500	2,371,500
1.88%, 03/15/19	4,725	4,708,935
1.88%, 10/07/19	4,570	4,537,462
1.88%, 04/21/20[a]	1,765	1,744,720
1.88%, 10/07/22	3,625	3,484,785
1.88%, 10/27/26	2,375	2,170,014
2.00%, 01/26/22[a]	11,210	10,919,885
2.13%, 12/13/21[a]	5,000	4,901,400
2.13%, 02/13/23	805	779,377
2.13%, 03/03/25	1,780	1,689,914
2.25%, 06/24/21	7,165	7,081,313
2.50%, 11/25/24	950	924,322
2.50%, 07/29/25	10,110	9,797,702
2.50%, 11/22/27	6,375	6,091,567
7.63%, 01/19/23	85	103,424

Security	Principal (000s)	Value
International Finance Corp.
1.13%, 07/20/21[a]	$4,000	$3,805,560
1.63%, 07/16/20	2,820	2,763,628
1.75%, 09/16/19	2,816	2,791,360
1.75%, 03/30/20	6,500	6,412,120
2.00%, 10/24/22	100	96,666
2.25%, 01/25/21	6,770	6,709,815
Nordic Investment Bank
1.25%, 08/02/21	1,200	1,145,220
1.50%, 09/29/20[a]	3,665	3,571,176
1.63%, 11/20/20	1,000	975,940
2.13%, 02/01/22	2,250	2,201,243
2.25%, 02/01/21	5,000	4,953,250
2.25%, 09/30/21	200	197,084

		492,747,508
SWEDEN — 0.27%
Svensk Exportkredit AB
1.13%, 08/28/19	6,500	6,379,295
1.75%, 05/18/20	2,000	1,966,720
1.75%, 08/28/20	1,565	1,532,088
1.75%, 03/10/21[a]	425	413,385
1.88%, 06/23/20	1,000	984,670
2.38%, 03/09/22[a]	4,800	4,717,872
Swedish Export Credit
2.00%, 08/30/22[a]	3,500	3,369,730

		19,363,760
URUGUAY — 0.04%
Uruguay Government International Bond
4.38%, 10/27/27[a]	1,925	1,998,323
4.50%, 08/14/24	570	601,310
8.00%, 11/18/22	365	428,437

		3,028,070

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $898,698,464)		877,769,216

SCHEDULE OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 0.13%

CALIFORNIA — 0.03%
State of California Department of Water Resources Power Supply Revenue RB
Series P
2.00%, 05/01/22	$286	$275,598
State of California GO
6.20%, 10/01/19	525	554,857
State of California GO BAB
5.70%, 11/01/21	500	547,460
University of California RB
Series AX
3.06%, 07/01/25 (Call 04/01/25)	850	832,481

		2,210,396
FLORIDA — 0.02%
State Board of Administration Finance Corp. RB
Series A
3.00%, 07/01/20	1,375	1,381,628

		1,381,628
ILLINOIS — 0.04%
State of Illinois GO
4.95%, 06/01/23	955	985,378
5.67%, 03/01/18	700	700,147
5.88%, 03/01/19	1,065	1,091,114

		2,776,639
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GOL BAB
Series E
4.20%, 12/01/21	490	508,826

		508,826
NEW JERSEY — 0.01%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/20 (AGM)[h]	415	391,719
0.00%, 02/15/21 (AGM)[h]	480	438,317
0.00%, 02/15/23 (AGM)[h]	180	150,910

		980,946

Security	Principal or Shares (000s)	Value
NEW YORK — 0.01%
New York State Urban Development Corp. RB
Series B
2.10%, 03/15/22	$1,000	$984,550

		984,550
WISCONSIN — 0.01%
State of Wisconsin RB
Series C
3.15%, 05/01/27	625	609,056

		609,056

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $9,382,221)		9,452,041

SHORT-TERM INVESTMENTS — 9.64%

MONEY MARKET FUNDS — 9.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[d,i,j]	632,161	632,224,487
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[d,i]	61,256	61,256,461

		693,480,948

TOTAL SHORT-TERM INVESTMENTS
(Cost: $693,434,700)		693,480,948

88	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Value
TOTAL INVESTMENTS IN SECURITIES — 107.94%
(Cost: $7,899,800,261)	$7,763,939,537
Other Assets, Less Liabilities — (7.94)%	(571,151,488)

NET ASSETS — 100.00%	$7,192,788,049

BAB  —  Build America Bond

GO  —  General Obligation

GOL  —  General Obligation Limited

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security is on loan.
[b]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[c]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[d]	Affiliate of the Fund.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[g]	Investments are denominated in U.S. dollars.
[h]	Zero-coupon bond.
[i]	Annualized 7-day yield as of period end.
[j]	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ shares held at 02/28/17 (000s)	Principal/ shares purchased (000s)	Principal/ shares sold (000s)	Principal/ shares held at 02/28/18 (000s)	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	929,554	—	(297,393)[b]	632,161	$632,224,487	$2,826,452	[c]	$65,586	$(274,411)
BlackRock Cash Funds: Treasury, SL Agency Shares	67,510	—	(6,254)[b]	61,256	61,256,461	601,909		—	—
PNC Bank N.A.
1.45%, 07/29/19	$1,250	$500	$—	$1,750	1,717,083	25,105		—	(18,477)
1.60%, 06/01/18	1,000	—	(1,000)	—	—	5,198		(14)	1,191
1.80%, 11/05/18	1,000	—	(1,000)	—	—	12,856		(5,520)	4,303
1.95%, 03/04/19	1,500	912	(2)	2,410	2,395,540	35,367		7	(16,250)
2.20%, 01/28/19	1,500	2	(1,502)	—	—	23,664		(3,573)	(177)

SCHEDULE OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

Affiliated issuer	Principal/ shares held at 02/28/17 (000s)	Principal/ shares purchased (000s)	Principal/ shares sold (000s)	Principal/ shares held at 02/28/18 (000s)	Value at 02/28/18	Income	Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
2.25%, 07/02/19	$3,250	$1,854	$(964)	$4,140	$4,112,759	$69,389	$(1,228)	$(44,890)
2.30%, 06/01/20	4,400	6	(966)	3,440	3,400,578	96,304	5,059	(63,845)
2.40%, 10/18/19	800	700	—	1,500	1,490,835	15,210	—	(10,386)
2.45%, 11/05/20	1,250	—	—	1,250	1,234,125	23,127	—	(16,777)
2.45%, 07/28/22	—	250	—	250	242,063	581	—	(3,843)
2.70%, 11/01/22	1,500	2	(2)	1,500	1,457,865	47,811	52	(40,560)
2.95%, 01/30/23	3,000	4	(4)	3,000	2,938,380	90,747	55	(78,688)
2.95%, 02/23/25	300	—	—	300	290,109	8,258	—	(6,686)
3.10%, 10/25/27	—	5,575	(960)	4,615	4,409,863	45,991	(7,988)	(180,148)
3.30%, 10/30/24	272	—	—	272	270,088	7,458	—	(4,828)
3.80%, 07/25/23	1,500	2	(2)	1,500	1,525,350	57,534	154	(47,938)
4.25%, 07/01/18	220	—	—	220	221,148	6,641	—	(2,225)
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	3,845	1,756	(6)	5,595	5,501,284	141,160	80	(110,491)
3.15%, 05/19/27	—	2,300	—	2,300	2,211,611	38,153	—	(96,933)
3.30%, 03/08/22	1,937	2	(2)	1,937	1,952,399	65,015	82	(49,563)
3.90%, 04/29/24	1,000	—	—	1,000	1,020,070	38,719	—	(15,749)
4.38%, 08/11/20	4,592	6	(1,496)	3,102	3,206,413	121,963	7,838	(69,461)
5.13%, 02/08/20	1,391	2	(827)	566	589,681	42,298	16,268	(41,436)
6.88%, 05/15/19	1,330	50	(1,210)	170	178,060	17,694	10,844	(15,063)

					$733,846,252	$4,464,604	$87,702	$(1,203,331)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate bonds & notes	$—	$6,183,237,332	$—	$6,183,237,332
Foreign government obligations	—	877,769,216	—	877,769,216
Municipal debt obligations	—	9,452,041	—	9,452,041
Money market funds	693,480,948	—	—	693,480,948

Total	$693,480,948	$7,070,458,589	$—	$7,763,939,537

See notes to financial statements.

90	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities

iSHARES® INTERMEDIATE CREDIT BOND ETF

February 28, 2018

ASSETS
Investments in securities, at cost:
Unaffiliated	$7,165,362,375
Affiliated (Note 2)	734,437,886

Total cost of investments in securities	$7,899,800,261

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$7,030,093,285
Affiliated (Note 2)	733,846,252
Cash	88,285
Receivables:
Investment securities sold	76,841,019
Due from custodian (Note 4)	1,368,280
Dividends and interest	60,714,261
Capital shares sold	447,839

Total Assets	7,903,399,221

LIABILITIES
Payables:
Investment securities purchased	77,265,598
Collateral for securities on loan (Note 1)	632,088,283
Capital shares redeemed	189,718
Investment advisory fees (Note 2)	1,067,573

Total Liabilities	710,611,172

NET ASSETS	$7,192,788,049

Net assets consist of:
Paid-in capital	$7,337,550,082
Undistributed net investment income	17,268,155
Accumulated net realized loss	(26,169,464)
Net unrealized depreciation	(135,860,724)

NET ASSETS	$7,192,788,049

Shares outstanding[b]	67,050,000

Net asset value per share	$107.27

[a]	Securities on loan with a value of $607,819,237. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	91

Statement of Operations

iSHARES® INTERMEDIATE CREDIT BOND ETF

Year ended February 28, 2018

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$601,909
Interest — unaffiliated	196,020,244
Interest — affiliated (Note 2)	1,036,243
Securities lending income — affiliated — net (Note 2)	2,826,452

Total investment income	200,484,848

EXPENSES
Investment advisory fees (Note 2)	14,121,384
Proxy fees	152,509

Total expenses	14,273,893

Net investment income	186,210,955

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,352,015
Investments — affiliated (Note 2)	56,471
In-kind redemptions — unaffiliated	5,349,441
In-kind redemptions — affiliated (Note 2)	31,231

Net realized gain	6,789,158

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(137,176,845)
Investments — affiliated (Note 2)	(1,203,331)

Net change in unrealized appreciation/depreciation	(138,380,176)

Net realized and unrealized loss	(131,591,018)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$54,619,937

See notes to financial statements.

92	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® INTERMEDIATE CREDIT BOND ETF

	Year ended February 28, 2018	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$186,210,955	$161,515,556
Net realized gain	6,789,158	18,337,731
Net change in unrealized appreciation/depreciation	(138,380,176)	15,032,723

Net increase in net assets resulting from operations	54,619,937	194,886,010

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(182,970,994)	(159,566,043)

Total distributions to shareholders	(182,970,994)	(159,566,043)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,883,914,841	2,357,552,320
Cost of shares redeemed	(1,461,011,643)	(1,549,322,866)

Net increase in net assets from capital share transactions	422,903,198	808,229,454

INCREASE IN NET ASSETS	294,552,141	843,549,421

NET ASSETS
Beginning of year	6,898,235,908	6,054,686,487

End of year	$7,192,788,049	$6,898,235,908

Undistributed net investment income included in net assets at end of year	$17,268,155	$14,028,194

SHARES ISSUED AND REDEEMED
Shares sold	17,200,000	21,400,000
Shares redeemed	(13,400,000)	(14,150,000)

Net increase in shares outstanding	3,800,000	7,250,000

See notes to financial statements.

FINANCIAL STATEMENTS	93

Financial Highlights

iSHARES® INTERMEDIATE CREDIT BOND ETF

(For a share outstanding throughout each period)

	Year ended Feb. 28, 2018	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014
Net asset value, beginning of year	$109.06	$108.12	$110.31	$109.28	$111.02

Income from investment operations:
Net investment income[a]	2.80	2.68	2.68	2.68	2.88
Net realized and unrealized gain (loss)[b]	(1.84)	0.92	(2.17)	1.03	(1.72)

Total from investment operations	0.96	3.60	0.51	3.71	1.16

Less distributions from:
Net investment income	(2.75)	(2.66)	(2.70)	(2.68)	(2.90)

Total distributions	(2.75)	(2.66)	(2.70)	(2.68)	(2.90)

Net asset value, end of year	$107.27	$109.06	$108.12	$110.31	$109.28

Total return	0.87%	3.34%	0.51%	3.41%	1.09%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,192,788	$6,898,236	$6,054,686	$6,430,884	$5,704,233
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.56%	2.44%	2.46%	2.45%	2.65%
Portfolio turnover rate[c]	21%	16%	16%	7%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

94	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® INTERMEDIATE CREDIT BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Intermediate Credit Bond	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

96	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Barclays Capital Inc.	$62,157,536	$62,157,536	$—
BMO Capital Markets	6,833,166	6,833,166	—
BNP Paribas New York Branch	2,566,794	2,566,794	—
BNP Paribas Prime Brokerage Inc.	4,918,327	4,918,327	—
BNP Paribas Prime Brokerage International Ltd.	7,416,456	7,416,456	—
Citigroup Global Markets Inc.	46,907,896	46,907,896	—
Credit Suisse Securities (USA) LLC	18,862,955	18,862,955	—
Deutsche Bank Securities Inc.	16,326,043	16,326,043	—
Goldman Sachs & Co.	50,620,843	50,620,843	—
HSBC Securities (USA) Inc.	48,562,650	48,562,650	—
Jefferies LLC	8,333,514	8,333,514	—
JPMorgan Securities LLC	74,227,627	74,227,627	—
Merrill Lynch, Pierce, Fenner & Smith	28,104,643	28,104,643	—
Morgan Stanley & Co. LLC	49,371,280	49,371,280	—
MUFG Securities Americas Inc.	17,202,154	17,202,154	—
Nomura Securities International Inc.	1,288,089	1,288,089	—
RBC Capital Markets LLC	90,006,985	90,006,985	—
RBS Securities Inc.	1,172,978	1,172,978	—
SG Americas Securities LLC	3,781,969	3,781,969	—
State Street Bank & Trust Company	772,704	772,704	—
UBS Securities LLC	8,136,472	8,136,472	—
Wells Fargo Securities LLC	60,248,156	60,248,156	—

	$607,819,237	$607,819,237	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective

98	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.2000%	First $121 billion
0.1900[a]	Over $121 billion, up to and including $181 billion
0.1805[a]	Over $181 billion, up to and including $231 billion
0.1715[a]	Over $231 billion, up to and including $281 billion
0.1630[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended February 28, 2018, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $976,902.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2018, the purchases and sales transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were $1,317,604 and $ —, respectively.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2018, were as follows:

U.S. Government Obligations		Other Securities
Purchases	Sales	Purchases	Sales
$113,513,702	$113,993,129	$1,522,152,393	$1,397,642,265

In-kind purchases and sales (see Note 4) for the year ended February 28, 2018, were $1,739,343,936 and $1,413,539,559, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statement of assets and liabilities.

100	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

5.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of February 28, 2018, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

Paid-in Capital	Undistributed Net Realized Gain/Accumulated Net Realized Loss
$5,166,632	$(5,166,632)

The tax character of distributions paid during the years ended February 28, 2018 and February 28, 2017 was as follows:

	2018	2017
Ordinary income	$182,970,994	$159,566,043

As of February 28, 2018, the tax components of accumulated net earnings (losses) were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
$17,268,155	$(25,793,802)	$(136,236,386)	$(144,762,033)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

102	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

As of February 28, 2018, the Fund had non-expiring capital loss carryforwards in the amount of $25,793,802 available to offset future realized capital gains.

For the year ended February 28, 2018, the Fund utilized $1,523,539 of its capital loss carryforwards.

As of February 28, 2018, the cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $7,900,175,923. Net unrealized depreciation was $136,236,386, of which $9,160,838 represented gross unrealized appreciation on securities and $145,397,224 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	103

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of

iShares Intermediate Credit Bond ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Intermediate Credit Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of February 28, 2018, the related statement of operations for the year ended February 28, 2018, the statement of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2018 and the financial highlights for each of the five years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 19, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

104	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® INTERMEDIATE CREDIT BOND ETF

For the fiscal year ended February 28, 2018, the Fund hereby designates $122,043,335 as the maximum amount allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

The Fund hereby designates $286,183 as the amount of distributions from direct federal obligation interest for the fiscal year ended February 28, 2018.

The law varies in each state as to whether and what percentage of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

TAX INFORMATION	105

Supplemental Information (Unaudited)

iSHARES® INTERMEDIATE CREDIT BOND ETF

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$2.750338	$—	$—	$2.750338	100%	—%	—%	100%

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

106	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Fund for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

Period Covered: January 1, 2013 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.08%
Greater than 0.0% and Less than 0.5%	1,126	89.44
At NAV	28	2.22
Less than 0.0% and Greater than –0.5%	103	8.18
Less than –0.5% and Greater than –1.0%	1	0.08

	1,259	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the AIFMD if such managers market a fund to EU investors.

BFA has registered the iShares Intermediate Credit Bond ETF (the “Fund”), for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

BFA is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

SUPPLEMENTAL INFORMATION	107

Supplemental Information (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2017 was USD 728.91 thousand. This figure is comprised of fixed remuneration of USD 290.53 thousand and variable remuneration of USD 438.37 thousand. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the Fund, in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 101.97 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 19 thousand.

108	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 347 funds (as of February 28, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	109

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).
Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).
John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

110	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Directors (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).	Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).	Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	111

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

112	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	113

Notes:

114	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-210-0218

FEBRUARY 28, 2018

2018 ANNUAL REPORT

iShares Trust

➢	iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® CORE U.S. AGGREGATE BOND ETF

U.S. BOND MARKET OVERVIEW

The U.S. bond market rose modestly during the 12 months ended February 28, 2018 (“reporting period”). The Bloomberg Barclays U.S. Aggregate Bond Index, a broad measure of U.S. bond performance, returned 0.51% for the reporting period.

The primary factors affecting bond market performance during the reporting period were a strengthening U.S. economy and federal tax reform. The final nine months of 2017 were the strongest three consecutive quarters of economic growth in more than 12 years. Key economic drivers included an increase in manufacturing activity and the lowest unemployment rate since December 2000.

In December 2017, the U.S. government passed federal tax reform legislation that included a steep reduction in corporate tax rates and a modest decrease in individual tax rates. The tax reform improved investors’ expectations for capital spending and economic growth, but it also raised concerns about federal budget deficits and higher inflation.

The annual consumer inflation rate remained near the 2% level targeted by the U.S. Federal Reserve Bank (“Fed”). However, signs of increasing inflation emerged late in the reporting period, including a sharp rise in energy prices and higher prices at the producer level. Inflation is typically measured in terms of both final (consumer) and intermediate (producer) goods; the Fed targets inflation in final goods.

In this environment, the Fed raised its short-term interest rate target three times during the reporting period to its highest level since October 2008. The Fed also began to reduce the amount of U.S. Treasury bonds and mortgage-backed securities on its balance sheet in October 2017. The interest rate increases and balance sheet reduction were part of the Fed’s plan to gradually reverse substantial economic stimulus measures, implemented in response to the 2008 credit crisis, and re-establish more normal monetary policy conditions.

A stronger economy, expectations of rising growth and inflation due to the tax cuts, and the Fed’s interest rate increases led to higher bond yields and lower bond prices, with yields rising most sharply for short-term bonds. Intermediate- and long-term bond yields rose to a lesser extent, with much of the increase occurring in early 2018 following the approval of federal tax reform legislation at the end of 2017.

Corporate bonds were among the better performers in the U.S. bond market during the reporting period, returning more than 2%. Corporate bonds benefited from strong investor demand for yield. Demand was especially strong for lower-quality bonds, which tend to have the highest yields. Limited new supply also supported corporate bond performance. Although overall issuance of corporate bonds hit a record high in 2017, net new corporate bond supply was lower than in either of the prior two years.

Mortgage-backed securities (“MBS”) posted modestly positive returns for the reporting period. Rising interest rates and concerns about the Fed’s plan to reduce the amount of MBS on its balance sheet held the sector in check. Commercial MBS, which often have fixed maturities, outperformed residential MBS for the reporting period. Because residential MBS are subject to refinancing, their price sensitivity to interest rate changes typically increases as rates rise and prepayments slow.

Both U.S. Treasury and government agency securities underperformed other sectors of the U.S. bond market. U.S. Treasury securities, which tend be the most sensitive to interest rate fluctuations, declined marginally for the reporting period due to the impact of higher bond yields. Government agency securities, which have higher yields relative to Treasury bonds, posted a modest positive return for the reporting period.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® CORE U.S. AGGREGATE BOND ETF

Performance as of February 28, 2018

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.47%	0.42%	0.51%	0.47%	0.42%	0.51%
5 Years	1.65%	1.62%	1.71%	8.52%	8.36%	8.85%
10 Years	3.46%	3.41%	3.60%	40.46%	39.87%	42.42%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Beginning Account Value (9/1/17)	Ending Account Value (2/28/18)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$977.80	$0.20	$1,000.00	$1,024.60	$0.20	0.04%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

6	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

The iShares Core U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month reporting period ended February 28, 2018, the total return for the Fund was 0.47%, net of fees, while the total return for the Index was 0.51%.

ALLOCATION BY INVESTMENT TYPE

As of 2/28/18

Investment Type	Percentage of Total Investments [1]

U.S. Government & Agency Obligations	68.62%
Corporate Bonds & Notes	26.39
Foreign Government Obligations	3.23
Collateralized Mortgage Obligations	1.17
Municipal Debt Obligations	0.59

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 2/28/18

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	72.44%
Aa	3.11
A	10.89
Baa	12.26
Ba	0.80
Not Rated	0.50

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Excludes money market funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2017 and held through February 28, 2018, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.17%

MORTGAGE-BACKED SECURITIES — 1.17%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3, Class ASB
3.37%, 02/15/50	$2,360	$2,357,831
Barclays Commercial Mortgage Securities Trust
Series 2017-C1, Class A4
3.67%, 02/15/50	18,450	18,637,522
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4
4.13%, 11/10/46	10,000	10,409,126
Series 2014-GC25, Class AAB
3.37%, 10/10/47	10,000	10,088,638
Series 2014-GC25, Class AS
4.02%, 10/10/47	5,209	5,304,266
Series 2015-GC27, Class AAB
2.94%, 02/10/48	11,256	11,173,746
Series 2016-GC37, Class A4
3.31%, 04/10/49	17,730	17,473,906
Series 2016-P5, Class A4
2.94%, 10/10/49	11,400	10,906,840
Series 2017-P7, Class A4
3.71%, 04/14/50	13,900	14,059,382
COMM Mortgage Trust
Series 2013-CR11, Class A4
4.26%, 08/10/50	13,802	14,447,375
Series 2013-CR12, Class A4
4.05%, 10/10/46	6,000	6,218,828
Series 2014-CR16, Class A4
4.05%, 04/10/47	2,800	2,903,544
Series 2014-CR18, Class AM
4.10%, 07/15/47	10,000	10,264,435
Series 2014-UBS2, Class A5
3.96%, 03/10/47	9,700	9,989,443
Series 2014-UBS3, Class A4
3.82%, 06/10/47	12,887	13,200,655
Series 2014-UBS4, Class A5
3.69%, 08/10/47	12,920	13,120,841

Security	Principal (000s)	Value
Series 2015-CR24, Class A5
3.70%, 08/10/48	$16,990	$17,224,040
Series 2015-DC1, Class A5
3.35%, 02/10/48	2,750	2,717,402
Series 2015-DC1, Class C
4.35%, 02/10/48[a]	3,000	2,905,517
Series 2015-LC21, Class A4
3.71%, 07/10/48	15,500	15,675,799
Series 2015-LC23, Class A2
3.22%, 10/10/48	18,275	18,377,371
Series 2015-PC1, Class A2
3.15%, 07/10/50	3,000	3,016,155
Series 2015-PC1, Class A5
3.90%, 07/10/50	3,650	3,731,281
Series 2016-DC2, Class A5
3.77%, 02/10/49	4,000	4,066,514
Commercial Mortgage Pass Through Certificates
Series 2016-CR28, Class A4
3.76%, 02/10/49	8,000	8,151,164
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.50%, 06/15/57	10,000	10,020,850
Series 2015-C4, Class A4
3.81%, 11/15/48	17,519	17,834,631
DBJPM Mortgage Trust
Series 2016-C3, Class A5
2.89%, 09/10/49	1,000	953,872
GS Mortgage Securities Trust
Series 2013-GC12, Class AS
3.38%, 06/10/46	5,000	4,996,079
Series 2013-GC16, Class A4
4.27%, 11/10/46	10,000	10,488,186
Series 2014-GC20, Class A3
3.68%, 04/10/47	840	854,262
Series 2015-GC32, Class A2
3.06%, 07/10/48	2,000	2,006,856
Series 2015-GS1, Class A3
3.73%, 11/10/48	10,000	10,170,292
Series 2017-GS7, Class A3
3.17%, 08/10/50	13,000	12,595,644
Series 2017-GS7, Class A4
3.43%, 08/10/50	6,000	5,931,856

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A2
3.05%, 04/15/47	$5,646	$5,665,326
Series 2014-C22, Class A2
3.04%, 09/15/47 (Call 08/15/19)	5,500	5,520,392
Series 2014-C22, Class A4
3.80%, 09/15/47 (Call 07/15/24)	7,000	7,169,712
Series 2014-C23, Class A5
3.93%, 09/15/47 (Call 09/15/24)	9,660	10,028,995
Series 2014-C24, Class A2
2.94%, 11/15/47	9,000	9,020,377
Series 2014-C25, Class B
4.35%, 11/15/47[a]	3,800	3,861,570
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-LC9, Class A3
2.48%, 12/15/47	2,962	2,951,779
Series 2014-C20, Class A2
2.87%, 07/15/47	5,000	5,008,392
Series 2014-C20, Class A5
3.80%, 07/15/47	9,000	9,226,811
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C09, Class A4
3.10%, 05/15/46	5,000	4,975,513
Series 2013-C10, Class A5
4.08%, 07/15/46[a]	1,600	1,665,705
Series 2013-C10, Class AS
4.08%, 07/15/46[a]	8,166	8,377,577
Series 2014-C19, Class A2
3.10%, 12/15/47	4,000	4,019,879
Series 2015-C22, Class A4
3.31%, 04/15/48	5,000	4,963,349
Series 2015-C23, Class A4
3.72%, 07/15/50	1,850	1,874,672
Series 2015-C24, Class A4
3.73%, 05/15/48	7,275	7,398,872
Series 2015-C27, Class A4
3.75%, 12/15/47	17,025	17,293,039

Security	Principal (000s)	Value
Series 2016-C28, Class A4
3.54%, 01/15/49	$16,420	$16,491,538
Morgan Stanley Capital I Trust
Series 2017-H1, Class A5
3.53%, 06/15/50	12,000	11,970,176
UBS Commercial Mortgage Trust
Series 2018-C8, Class A4
3.98%, 02/15/51	18,150	18,657,551
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4
3.53%, 05/10/63	19,115	19,391,020
Series 2013-C5, Class A4
3.18%, 03/10/46	5,500	5,494,344
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4
4.22%, 07/15/46[a]	25,059	26,180,906
Series 2014-LC16, Class A5
3.82%, 08/15/50	15,200	15,575,857
Series 2014-LC18, Class ASB
3.24%, 12/15/47	17,000	17,029,306
Series 2015-C27, Class A5
3.45%, 02/15/48	8,500	8,483,348
Series 2015-SG1, Class A4
3.79%, 09/15/48	11,185	11,400,102
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A1
2.30%, 06/15/45	5,022	4,991,638
Series 2012-C07, Class A2
3.43%, 06/15/45	5,000	5,041,836
Series 2012-C10, Class A3
2.88%, 12/15/45	27,100	26,709,411
Series 2013-C11, Class A4
3.04%, 03/15/45	11,671	11,585,883
Series 2013-C14, Class A5
3.34%, 06/15/46	10,315	10,365,984

		640,665,009

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $654,094,738)		640,665,009

10	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 26.33%

ADVERTISING — 0.04%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$2,420	$2,436,190
4.00%, 03/15/22	110	111,907
4.20%, 04/15/24	1,848	1,891,557
Omnicom Group Inc.
3.60%, 04/15/26 (Call 01/15/26)	650	634,842
3.63%, 05/01/22	5,990	6,063,318
3.65%, 11/01/24 (Call 08/01/24)	550	547,470
4.45%, 08/15/20	1,151	1,191,343
6.25%, 07/15/19	42	43,929
WPP Finance 2010
3.63%, 09/07/22	1,300	1,312,337
3.75%, 09/19/24	3,050	3,055,673
4.75%, 11/21/21	3,000	3,158,220
5.13%, 09/07/42	370	383,575
5.63%, 11/15/43	75	83,343

		20,913,704
AEROSPACE & DEFENSE — 0.42%
Boeing Capital Corp.
4.70%, 10/27/19	2,346	2,430,573
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	340	331,993
1.88%, 06/15/23 (Call 04/15/23)	250	235,785
2.13%, 03/01/22 (Call 02/01/22)	2,375	2,308,595
2.20%, 10/30/22 (Call 08/30/22)	155	149,408
2.25%, 06/15/26 (Call 03/15/26)	2,085	1,919,805
2.35%, 10/30/21	400	394,828
2.50%, 03/01/25 (Call 12/01/24)	95	90,420
2.60%, 10/30/25 (Call 07/30/25)	1,145	1,086,868
2.80%, 03/01/23 (Call 02/01/23)	265	262,061

Security	Principal (000s)	Value
2.80%, 03/01/27 (Call 12/01/26)	$2,100	$2,005,857
2.85%, 10/30/24 (Call 07/30/24)	2,660	2,601,879
3.25%, 03/01/28 (Call 12/01/27)	340	335,583
3.30%, 03/01/35 (Call 09/01/34)	645	603,223
3.38%, 06/15/46 (Call 12/15/45)	2,100	1,914,003
3.50%, 03/01/45 (Call 09/01/44)	1,970	1,815,828
3.55%, 03/01/38 (Call 09/01/37)	255	246,024
3.65%, 03/01/47 (Call 09/01/46)	1,080	1,028,732
4.88%, 02/15/20	4,930	5,154,463
6.00%, 03/15/19	2,090	2,162,168
6.13%, 02/15/33	25	31,833
6.63%, 02/15/38	40	54,155
6.88%, 03/15/39	720	1,023,552
7.95%, 08/15/24	250	315,560
Embraer Netherlands Finance BV
5.40%, 02/01/27	11,200	11,897,424
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	1,630	1,526,495
2.13%, 08/15/26 (Call 05/15/26)	1,610	1,449,950
2.25%, 11/15/22 (Call 08/15/22)	6,438	6,203,786
2.38%, 11/15/24 (Call 09/15/24)	100	94,705
2.63%, 11/15/27 (Call 08/15/27)	1,700	1,581,187
3.60%, 11/15/42 (Call 05/15/42)	15	14,270
3.88%, 07/15/21 (Call 04/15/21)	2,020	2,081,469
Harris Corp.
2.70%, 04/27/20 (Call 03/27/20)	25	24,865

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.83%, 04/27/25 (Call 01/27/25)	$1,060	$1,069,794
4.40%, 12/15/20	1,950	2,016,651
4.85%, 04/27/35 (Call 10/27/34)	798	853,373
5.05%, 04/27/45 (Call 10/27/44)	1,925	2,101,349
5.55%, 10/01/21	2,090	2,241,253
6.15%, 12/15/40	160	199,926
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	1,835	1,822,192
3.95%, 05/28/24 (Call 02/28/24)	761	770,558
4.75%, 07/15/20	2,782	2,883,293
4.95%, 02/15/21 (Call 11/15/20)	2,025	2,117,603
5.20%, 10/15/19	3,420	3,543,496
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	5,470	5,418,527
2.90%, 03/01/25 (Call 12/01/24)	2,547	2,448,431
3.10%, 01/15/23 (Call 11/15/22)	1,221	1,218,863
3.35%, 09/15/21	2,974	3,010,164
3.55%, 01/15/26 (Call 10/15/25)	3,842	3,842,461
3.60%, 03/01/35 (Call 09/01/34)	2,794	2,652,568
3.80%, 03/01/45 (Call 09/01/44)	3,782	3,558,938
4.07%, 12/15/42	6,248	6,164,714
4.09%, 09/15/52 (Call 03/15/52)	1,420	1,385,111
4.25%, 11/15/19	1,725	1,772,403
4.50%, 05/15/36 (Call 11/15/35)	815	865,628
4.70%, 05/15/46 (Call 11/15/45)	9,561	10,370,912
Series B 6.15%, 09/01/36	35	43,934
Northrop Grumman Corp.
2.08%, 10/15/20	1,455	1,424,823

Security	Principal (000s)	Value
2.55%, 10/15/22 (Call 09/15/22)	$1,958	$1,892,485
2.93%, 01/15/25 (Call 11/15/24)	2,785	2,673,461
3.20%, 02/01/27 (Call 11/01/26)	6,044	5,797,103
3.25%, 08/01/23	6,879	6,839,377
3.25%, 01/15/28 (Call 10/15/27)	1,930	1,844,443
3.50%, 03/15/21	2,250	2,281,095
3.85%, 04/15/45 (Call 10/15/44)	1,995	1,875,320
4.03%, 10/15/47 (Call 04/15/47)	4,200	4,039,392
4.75%, 06/01/43	1,705	1,838,365
5.05%, 11/15/40	545	605,991
Northrop Grumman Systems Corp.
7.75%, 02/15/31	115	155,678
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,935	1,888,908
3.13%, 10/15/20	1,438	1,452,797
4.20%, 12/15/44 (Call 06/15/44)	510	536,918
4.70%, 12/15/41	650	727,201
7.20%, 08/15/27	1,765	2,259,871
Rockwell Collins Inc.
1.95%, 07/15/19	370	366,326
2.80%, 03/15/22 (Call 02/15/22)	1,515	1,479,973
3.10%, 11/15/21 (Call 08/15/21)	575	573,850
3.20%, 03/15/24 (Call 01/15/24)	1,090	1,068,113
3.50%, 03/15/27 (Call 12/15/26)	4,670	4,547,412
3.70%, 12/15/23 (Call 09/15/23)	1,725	1,741,991
4.35%, 04/15/47 (Call 10/15/46)	3,370	3,347,691
4.80%, 12/15/43 (Call 06/15/43)	925	1,000,980

12	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	$1,145	$1,123,543
United Technologies Corp.
1.50%, 11/01/19	520	510,775
1.78%, 05/04/18[b]	6,300	6,286,329
1.90%, 05/04/20	1,125	1,105,943
1.95%, 11/01/21 (Call 10/01/21)	4,175	4,015,932
2.30%, 05/04/22 (Call 04/04/22)	1,000	965,690
2.65%, 11/01/26 (Call 08/01/26)	1,395	1,294,658
2.80%, 05/04/24 (Call 03/04/24)	1,310	1,256,107
3.10%, 06/01/22	7,586	7,564,152
3.13%, 05/04/27 (Call 02/04/27)	2,180	2,069,125
3.75%, 11/01/46 (Call 05/01/46)	3,600	3,305,556
4.05%, 05/04/47 (Call 11/04/46)	2,115	2,037,231
4.15%, 05/15/45 (Call 11/16/44)	4,865	4,744,397
4.50%, 04/15/20	2,883	2,992,179
4.50%, 06/01/42	6,652	6,844,309
5.40%, 05/01/35	845	960,740
5.70%, 04/15/40	5,988	7,126,319
6.05%, 06/01/36	151	184,057
6.13%, 07/15/38	6,422	7,997,252
6.70%, 08/01/28	475	589,333
7.50%, 09/15/29	200	263,626

		231,246,306
AGRICULTURE — 0.32%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	5,569	5,550,344
2.63%, 09/16/26 (Call 06/16/26)	845	780,527
2.85%, 08/09/22	2,901	2,851,161
2.95%, 05/02/23	175	172,088
3.88%, 09/16/46 (Call 03/16/46)	2,605	2,415,408
4.00%, 01/31/24	4,492	4,624,289

Security	Principal (000s)	Value
4.25%, 08/09/42	$1,370	$1,353,628
4.50%, 05/02/43	4,291	4,373,387
4.75%, 05/05/21	6,743	7,096,603
5.38%, 01/31/44	5,840	6,693,983
9.25%, 08/06/19	345	376,367
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	3,162	2,911,285
3.75%, 09/15/47 (Call 03/15/47)	500	458,445
4.02%, 04/16/43	306	295,926
4.48%, 03/01/21	3,340	3,493,573
4.54%, 03/26/42	373	387,607
5.38%, 09/15/35	25	28,726
5.77%, 03/01/41[b]	600	726,456
BAT Capital Corp.
2.30%, 08/14/20[c]	2,660	2,612,093
2.76%, 08/15/22 (Call 07/15/22)[c]	3,045	2,960,532
3.22%, 08/15/24 (Call 06/15/24)[c]	3,500	3,379,180
3.56%, 08/15/27 (Call 05/15/27)[c]	8,335	7,969,844
4.39%, 08/15/37 (Call 02/15/37)[c]	590	583,516
4.54%, 08/15/47 (Call 02/15/47)[c]	2,800	2,721,152
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	1,015	990,346
3.25%, 08/15/26 (Call 05/15/26)	1,755	1,652,613
3.50%, 11/24/20 (Call 10/24/20)	2,705	2,727,803
3.75%, 09/25/27 (Call 06/25/27)	525	507,350
8.50%, 06/15/19	100	106,958
Philip Morris International Inc.
1.88%, 11/01/19	1,000	986,580
1.88%, 02/25/21 (Call 01/25/21)	800	774,536
2.00%, 02/21/20	1,050	1,034,429
2.13%, 05/10/23 (Call 03/10/23)	920	867,965

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.38%, 08/17/22 (Call 07/17/22)	$2,127	$2,051,172
2.50%, 08/22/22	3,600	3,490,128
2.50%, 11/02/22 (Call 10/02/22)	1,500	1,450,305
2.63%, 02/18/22 (Call 01/18/22)	1,055	1,034,459
2.63%, 03/06/23	300	291,066
2.75%, 02/25/26 (Call 11/25/25)[d]	3,911	3,678,413
2.90%, 11/15/21	2,225	2,209,269
3.13%, 08/17/27 (Call 05/17/27)	1,750	1,680,507
3.25%, 11/10/24	3,889	3,830,121
3.38%, 08/11/25 (Call 05/11/25)	2,290	2,254,986
3.60%, 11/15/23	1,555	1,580,797
3.88%, 08/21/42[d]	276	259,308
4.13%, 05/17/21	2,610	2,694,982
4.13%, 03/04/43	2,500	2,432,250
4.25%, 11/10/44	5,784	5,774,688
4.38%, 11/15/41	3,936	3,976,777
4.50%, 03/26/20	1,180	1,220,014
4.50%, 03/20/42	2,055	2,110,095
4.88%, 11/15/43	1,675	1,811,127
5.65%, 05/16/18	6,409	6,454,953
6.38%, 05/16/38	3,433	4,445,460
Reynolds American Inc.
3.25%, 06/12/20	7,604	7,639,130
4.00%, 06/12/22	2,240	2,295,261
4.45%, 06/12/25 (Call 03/12/25)	8,650	8,927,319
4.85%, 09/15/23	25	26,686
5.70%, 08/15/35 (Call 02/15/35)	2,900	3,301,882
5.85%, 08/15/45 (Call 02/15/45)	12,201	14,194,521
6.15%, 09/15/43	655	785,306
6.88%, 05/01/20	6,273	6,770,951
7.25%, 06/15/37	1,050	1,396,027

		174,532,660

Security	Principal (000s)	Value
AIRLINES — 0.13%
American Airlines Pass Through Trust
Series 2013-1, Class A
4.00%, 01/15/27	$1,163	$1,177,280
Series 2013-2, Class A
4.95%, 07/15/24	2,443	2,550,103
Series 2014-1, Class A
3.70%, 04/01/28	2,367	2,351,043
Series 2015-1, Class A
3.38%, 11/01/28	8,647	8,421,595
Series 2015-2, Class AA
3.60%, 03/22/29	186	184,482
Series 2016-1, Class AA
3.58%, 07/15/29	626	619,020
Series 2016-3, Class AA
3.00%, 04/15/30	299	284,532
Series 2017-1, Class AA
3.65%, 02/15/29	4,157	4,116,254
Continental Airlines Inc. Pass Through Trust
Series 2009-2, Class A
7.25%, 05/10/21	315	334,313
Series 2012-1, Class A
4.15%, 10/11/25	1,946	1,992,339
Series 2012-2, Class A
4.00%, 04/29/26	80	81,262
Delta Air Lines Inc.
2.60%, 12/04/20	1,130	1,115,875
3.63%, 03/15/22 (Call 02/15/22)	3,690	3,691,624
Delta Air Lines Inc. Pass Through Trust
Series 2015-1, Class AA
3.63%, 01/30/29	1,919	1,910,518
Series 2017-1, Class A
6.82%, 02/10/24	58	64,900
Latam Airlines Pass Through Trust
Series 2015-1, Class A
4.20%, 08/15/29	4,420	4,395,965
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	4,990	4,951,876

14	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.75%, 11/06/19 (Call 10/06/19)	$1,630	$1,629,902
2.75%, 11/16/22 (Call 10/16/22)	1,015	997,024
3.00%, 11/15/26 (Call 08/15/26)	2,535	2,390,226
3.45%, 11/16/27 (Call 08/16/27)	1,500	1,457,535
Spirit Airlines Pass Through Trust
Series 2015-1, Class A
4.10%, 10/01/29	4,484	4,557,221
U.S. Airways Pass Through Trust
Series 2012-1, Class A
5.90%, 04/01/26	363	396,530
Series 2012-2, Class A
4.63%, 12/03/26	643	668,751
United Airlines Pass Through Trust
Series 2014-1, Class A
4.00%, 10/11/27[d]	3,506	3,556,667
Series 2014-2, Class A
3.75%, 03/03/28	5,583	5,599,379
Series 2015-1, Class AA
3.45%, 06/01/29	5,426	5,339,281
Series 2016-1, Class AA
3.10%, 01/07/30	2,434	2,345,291
Series 2016-2, Class AA
2.88%, 04/07/30	1,000	946,660
Series 2018-1, Class AA
3.50%, 09/01/31	2,000	1,973,620

		70,101,068
APPAREL — 0.03%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	2,615	2,526,979
2.38%, 11/01/26 (Call 08/01/26)	3,145	2,903,024
3.38%, 11/01/46 (Call 05/01/46)	2,540	2,291,715
3.63%, 05/01/43 (Call 11/01/42)	815	772,416

Security	Principal (000s)	Value
3.88%, 11/01/45 (Call 05/01/45)	$2,485	$2,447,576
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	1,925	1,917,242
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	1,880	1,915,250
6.45%, 11/01/37	65	82,046

		14,856,248
AUTO MANUFACTURERS — 0.54%
American Honda Finance Corp.
1.20%, 07/12/19	2,950	2,894,923
1.65%, 07/12/21	2,255	2,166,469
1.70%, 09/09/21	1,940	1,858,869
1.95%, 07/20/20	1,090	1,070,380
2.00%, 02/14/20	4,015	3,964,612
2.15%, 03/13/20	2,000	1,978,820
2.25%, 08/15/19	2,960	2,944,016
2.30%, 09/09/26	1,215	1,111,713
2.45%, 09/24/20	1,585	1,570,291
2.60%, 11/16/22	1,280	1,252,595
2.65%, 02/12/21	2,000	1,991,160
2.90%, 02/16/24	1,150	1,128,254
3.50%, 02/15/28	1,000	999,000
Daimler Finance North America LLC
8.50%, 01/18/31	4,825	7,038,903
Ford Holdings LLC
9.30%, 03/01/30	1,600	2,171,824
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	3,240	3,186,702
4.75%, 01/15/43	6,310	5,825,013
5.29%, 12/08/46 (Call 06/08/46)	4,500	4,422,735
6.38%, 02/01/29	1,150	1,300,777
6.63%, 10/01/28	1,240	1,432,522
7.40%, 11/01/46	1,700	2,161,941
7.45%, 07/16/31	4,276	5,225,913
Ford Motor Credit Co. LLC
1.90%, 08/12/19	1,050	1,034,502
2.02%, 05/03/19	400	396,104
2.26%, 03/28/19	745	740,284

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.34%, 11/02/20	$4,400	$4,291,188
2.38%, 03/12/19	2,950	2,936,282
2.43%, 06/12/20	1,415	1,389,657
2.46%, 03/27/20	1,000	985,350
2.60%, 11/04/19	2,650	2,632,908
2.68%, 01/09/20	200	198,566
2.98%, 08/03/22 (Call 07/03/22)	2,200	2,130,700
3.10%, 05/04/23	1,070	1,030,121
3.16%, 08/04/20	1,450	1,445,346
3.20%, 01/15/21	2,930	2,909,959
3.22%, 01/09/22	3,175	3,126,549
3.34%, 03/18/21	6,122	6,094,022
3.34%, 03/28/22 (Call 02/28/22)	2,810	2,769,424
3.66%, 09/08/24	4,975	4,824,108
3.81%, 01/09/24 (Call 11/09/23)	2,040	2,010,155
3.82%, 11/02/27 (Call 08/02/27)	550	515,031
4.13%, 08/04/25	5,975	5,868,824
4.25%, 09/20/22	5,550	5,649,900
4.38%, 08/06/23	200	204,110
4.39%, 01/08/26	3,300	3,284,061
5.00%, 05/15/18	2,950	2,965,458
5.75%, 02/01/21	1,900	2,016,375
5.88%, 08/02/21	7,030	7,536,019
8.13%, 01/15/20	7,900	8,607,682
General Motors Co.
4.00%, 04/01/25	800	791,744
4.20%, 10/01/27 (Call 07/01/27)	1,010	995,921
4.88%, 10/02/23	4,619	4,840,435
5.00%, 04/01/35	670	671,755
5.15%, 04/01/38 (Call 10/01/37)	650	651,125
5.20%, 04/01/45	6,385	6,281,180
5.40%, 04/01/48 (Call 10/01/47)	800	811,432
6.25%, 10/02/43	2,548	2,844,103
6.60%, 04/01/36 (Call 10/01/35)	2,842	3,298,510
6.75%, 04/01/46 (Call 10/01/45)	2,825	3,324,347

Security	Principal (000s)	Value
General Motors Financial Co. Inc.
2.35%, 10/04/19	$1,440	$1,425,989
2.45%, 11/06/20	3,050	2,987,536
2.65%, 04/13/20	2,950	2,921,149
3.15%, 01/15/20 (Call 12/15/19)	5,018	5,026,029
3.15%, 06/30/22 (Call 05/30/22)	3,450	3,375,376
3.20%, 07/13/20 (Call 06/13/20)	5,860	5,861,817
3.20%, 07/06/21 (Call 06/06/21)	270	268,024
3.25%, 05/15/18	150	150,234
3.25%, 01/05/23 (Call 12/05/22)	2,000	1,957,860
3.45%, 01/14/22 (Call 12/14/21)	5,925	5,898,397
3.45%, 04/10/22 (Call 02/10/22)	9,125	9,065,414
3.50%, 11/07/24 (Call 09/07/24)	3,035	2,927,652
3.70%, 11/24/20 (Call 10/24/20)	8,235	8,323,938
3.70%, 05/09/23 (Call 03/09/23)	1,750	1,740,918
3.85%, 01/05/28 (Call 10/05/27)	2,375	2,255,490
3.95%, 04/13/24 (Call 02/13/24)	1,465	1,460,312
4.00%, 01/15/25 (Call 10/15/24)	7,023	6,970,327
4.00%, 10/06/26 (Call 07/06/26)	890	868,756
4.20%, 03/01/21 (Call 02/01/21)	2,100	2,149,203
4.30%, 07/13/25 (Call 04/13/25)	7,425	7,456,705
4.35%, 01/17/27 (Call 10/17/26)	2,955	2,946,401
4.38%, 09/25/21	1,900	1,954,967
5.25%, 03/01/26 (Call 12/01/25)	5,605	5,930,875

16	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
PACCAR Financial Corp.
1.30%, 05/10/19	$715	$705,154
1.40%, 05/18/18	1,050	1,048,383
1.65%, 08/11/21	35	33,544
1.95%, 02/27/20	490	483,664
2.05%, 11/13/20	770	755,809
2.25%, 02/25/21	1,375	1,351,268
2.30%, 08/10/22	1,500	1,451,235
2.50%, 08/14/20	1,050	1,044,498
2.80%, 03/01/21	500	500,260
Toyota Motor Credit Corp.
1.40%, 05/20/19	2,900	2,863,025
1.55%, 10/18/19	2,069	2,038,110
1.90%, 04/08/21	1,075	1,044,599
1.95%, 04/17/20	1,650	1,623,468
2.13%, 07/18/19	3,047	3,031,277
2.15%, 03/12/20	12,940	12,815,000
2.15%, 09/08/22	1,877	1,803,084
2.20%, 01/10/20	600	596,052
2.25%, 10/18/23	1,805	1,720,418
2.60%, 01/11/22	2,298	2,264,472
2.63%, 01/10/23	2,200	2,153,404
2.75%, 05/17/21	53	52,827
2.80%, 07/13/22	250	247,420
2.90%, 04/17/24	4,050	3,989,776
3.05%, 01/11/28	100	96,575
3.20%, 01/11/27	1,120	1,102,696
3.30%, 01/12/22	2,840	2,871,297
3.40%, 09/15/21	1,795	1,824,366
4.25%, 01/11/21	2,750	2,861,897
4.50%, 06/17/20	150	156,066

		296,253,682
AUTO PARTS & EQUIPMENT — 0.02%
Aptiv PLC
3.15%, 11/19/20 (Call 10/19/20)	1,000	1,001,390
4.25%, 01/15/26 (Call 10/15/25)	935	957,823
4.40%, 10/01/46 (Call 04/01/46)	225	218,277
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	900	881,604
4.63%, 09/15/20	1,400	1,455,146

Security	Principal (000s)	Value
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	$2,689	$2,756,575
Lear Corp.
5.25%, 01/15/25 (Call 01/15/20)	3,130	3,290,381
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	690	697,376
4.15%, 10/01/25 (Call 07/01/25)	1,500	1,545,225

		12,803,797
BANKS — 6.20%
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	5,000	4,930,100
2.05%, 09/23/19	2,750	2,722,005
2.25%, 06/13/19	4,560	4,535,102
2.30%, 06/01/21	3,280	3,199,476
2.55%, 11/23/21	2,500	2,446,800
2.63%, 05/19/22	4,750	4,637,520
2.70%, 11/16/20	2,750	2,729,650
3.70%, 11/16/25	2,500	2,532,025
Banco Bilbao Vizcaya Argentaria SA
3.00%, 10/20/20	620	616,361
Banco Santander SA
3.13%, 02/23/23	1,400	1,361,738
3.50%, 04/11/22	1,050	1,047,260
3.80%, 02/23/28	2,900	2,782,579
4.25%, 04/11/27	3,000	2,992,560
5.18%, 11/19/25	5,400	5,650,614
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	735	719,602
2.50%, 10/21/22 (Call 10/21/21)	4,501	4,347,021
2.63%, 10/19/20	8,838	8,754,746
2.63%, 04/19/21	2,530	2,493,037
2.65%, 04/01/19	5,294	5,296,276
3.25%, 10/21/27 (Call 10/21/26)	8,335	7,911,832
3.30%, 01/11/23	11,740	11,702,197

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.50%, 04/19/26	$6,655	$6,567,221
3.88%, 08/01/25	15,010	15,209,783
4.00%, 04/01/24	2,732	2,802,895
4.00%, 01/22/25	3,825	3,846,420
4.10%, 07/24/23	1,250	1,291,950
4.13%, 01/22/24	14,007	14,478,616
4.18%, 11/25/27 (Call 11/25/26)	5,010	5,019,469
4.20%, 08/26/24	14,175	14,486,425
4.25%, 10/22/26	6,690	6,764,125
4.45%, 03/03/26	1,965	2,014,832
4.88%, 04/01/44	2,905	3,215,022
5.00%, 05/13/21	295	311,765
5.00%, 01/21/44	7,730	8,712,638
5.63%, 07/01/20	3,135	3,325,357
5.65%, 05/01/18	1,905	1,915,706
5.70%, 01/24/22	5,980	6,521,190
5.88%, 01/05/21	1,490	1,603,404
5.88%, 02/07/42	3,385	4,225,936
6.11%, 01/29/37	3,368	4,063,189
6.22%, 09/15/26	600	677,562
7.75%, 05/14/38	4,779	6,825,463
(3 mo. LIBOR US + 0.370%)
2.74%, 01/23/22 (Call 01/23/21)[e]	8,000	7,918,080
(3 mo. LIBOR US + 0.630%)
2.33%, 10/01/21 (Call 10/01/20)[e]	3,600	3,541,536
(3 mo. LIBOR US + 0.660%)
2.37%, 07/21/21 (Call 07/21/20)[e]	2,272	2,237,920
(3 mo. LIBOR US + 0.790%)
3.00%, 12/20/23 (Call 12/20/22)[c,e]	17,355	16,981,000
(3 mo. LIBOR US + 0.810%)
3.37%, 01/23/26 (Call 01/23/25)[e]	100	97,913
(3 mo. LIBOR US + 0.930%)
2.82%, 07/21/23 (Call 07/21/22)[e]	4,987	4,864,469
(3 mo. LIBOR US + 1.021%)
2.88%, 04/24/23 (Call 04/24/22)[e]	3,100	3,040,945

Security	Principal (000s)	Value
(3 mo. LIBOR US + 1.040%)
3.42%, 12/20/28 (Call 12/20/27)[c,e]	$13,708	$13,114,718
(3 mo. LIBOR US + 1.090%)
3.09%, 10/01/25 (Call 10/01/24)[e]	206	199,350
(3 mo. LIBOR US + 1.160%)
3.12%, 01/20/23 (Call 01/20/22)[e]	4,450	4,414,177
(3 mo. LIBOR US + 1.190%)
3.95%, 01/23/49 (Call 01/23/48)[e]	200	191,312
(3 mo. LIBOR US + 1.370%)
3.59%, 07/21/28 (Call 07/21/27)[e]	3,500	3,412,780
(3 mo. LIBOR US + 1.512%)
3.71%, 04/24/28 (Call 04/24/27)[e]	5,795	5,695,384
(3 mo. LIBOR US + 1.575%)
3.82%, 01/20/28 (Call 01/20/27)[e]	6,030	5,982,845
(3 mo. LIBOR US + 1.814%)
4.24%, 04/24/38 (Call 04/24/37)[e]	2,750	2,798,785
(3 mo. LIBOR US + 1.990%)
4.44%, 01/20/48 (Call 01/20/47)[e]	6,689	6,939,837
Series L
1.95%, 05/12/18	4,200	4,196,934
2.25%, 04/21/20	5,745	5,673,245
3.95%, 04/21/25	5,670	5,670,794
4.75%, 04/21/45	615	650,615
Bank of America N.A.
6.00%, 10/15/36	13,276	16,405,817
Bank of Montreal
1.50%, 07/18/19	1,605	1,578,052
1.75%, 09/11/19	1,110	1,095,548
1.90%, 08/27/21	6,295	6,054,405
2.10%, 12/12/19	960	949,651
2.10%, 06/15/20	4,240	4,171,015
2.35%, 09/11/22	7,100	6,853,488
2.55%, 11/06/22 (Call 10/06/22)	3,100	3,010,565

18	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
(5 year USD Swap + 1.432%)
3.80%, 12/15/32 (Call 12/15/27)[e]	$1,400	$1,335,600
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	830	805,673
2.20%, 03/04/19 (Call 02/02/19)	1,350	1,344,924
2.20%, 05/15/19 (Call 04/15/19)	5,025	5,005,603
2.20%, 08/16/23 (Call 06/16/23)	3,698	3,494,721
2.30%, 09/11/19 (Call 08/11/19)	2,669	2,653,200
2.45%, 11/27/20 (Call 10/27/20)	3,710	3,662,178
2.45%, 08/17/26 (Call 05/17/26)	2,409	2,197,683
2.50%, 04/15/21 (Call 03/15/21)	3,622	3,567,598
2.60%, 08/17/20 (Call 07/17/20)	4,210	4,179,309
2.60%, 02/07/22 (Call 01/07/22)	2,130	2,084,418
2.80%, 05/04/26 (Call 02/04/26)	740	697,176
2.95%, 01/29/23 (Call 12/29/22)	2,525	2,495,735
3.00%, 02/24/25 (Call 01/24/25)	1,575	1,528,459
3.00%, 10/30/28 (Call 07/30/28)	2,415	2,249,331
3.25%, 09/11/24 (Call 08/11/24)	1,090	1,079,612
3.25%, 05/16/27 (Call 02/16/27)	3,205	3,106,895
3.30%, 08/23/29 (Call 05/23/29)	1,750	1,663,340
3.40%, 05/15/24 (Call 04/15/24)	3,856	3,856,848
3.40%, 01/29/28 (Call 10/29/27)	100	97,877

Security	Principal (000s)	Value
3.55%, 09/23/21 (Call 08/23/21)	$4,290	$4,362,029
3.65%, 02/04/24 (Call 01/05/24)	2,625	2,669,100
3.95%, 11/18/25 (Call 10/18/25)	2,375	2,437,035
4.15%, 02/01/21	350	360,815
4.60%, 01/15/20	2,665	2,752,225
(3 mo. LIBOR US + 0.634%)
2.66%, 05/16/23 (Call 05/16/22)[e]	2,750	2,679,903
(3 mo. LIBOR US + 1.069%)
3.44%, 02/07/28 (Call 02/07/27)[e]	3,985	3,916,498
Series G
2.15%, 02/24/20 (Call 01/24/20)	2,550	2,519,477
Bank of Nova Scotia (The)
1.65%, 06/14/19	3,365	3,324,822
1.85%, 04/14/20	25	24,585
2.05%, 06/05/19	3,005	2,984,265
2.15%, 07/14/20	250	246,220
2.35%, 10/21/20	7,603	7,503,173
2.45%, 03/22/21	6,200	6,103,156
2.45%, 09/19/22[d]	5,425	5,250,261
2.50%, 01/08/21	35	34,543
2.70%, 03/07/22	11,064	10,849,469
2.80%, 07/21/21	2,225	2,208,891
4.38%, 01/13/21	1,525	1,586,503
4.50%, 12/16/25	1,575	1,611,650
Bank One Capital III
8.75%, 09/01/30	25	35,236
Bank One Corp.
7.63%, 10/15/26	5,265	6,564,402
7.75%, 07/15/25	493	604,300
8.00%, 04/29/27	600	771,516
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	3,900	3,850,392
5.14%, 10/14/20	6,460	6,699,085
Barclays PLC
2.75%, 11/08/19	5,923	5,888,706
2.88%, 06/08/20	8,500	8,426,730

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.20%, 08/10/21	$2,250	$2,228,265
3.25%, 01/12/21	5,445	5,414,562
3.65%, 03/16/25	6,118	5,892,491
3.68%, 01/10/23 (Call 01/10/22)	2,446	2,428,511
4.34%, 01/10/28 (Call 01/10/27)[d]	4,120	4,094,868
4.38%, 09/11/24	3,425	3,359,137
4.38%, 01/12/26	10,707	10,735,481
4.84%, 05/09/28 (Call 05/07/27)	2,930	2,885,347
4.95%, 01/10/47	2,205	2,267,335
5.20%, 05/12/26	5,375	5,452,400
5.25%, 08/17/45	4,880	5,247,757
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	5,055	4,908,658
2.15%, 02/01/21 (Call 01/01/21)	3,450	3,377,929
2.45%, 01/15/20 (Call 12/15/19)	3,746	3,723,711
2.63%, 06/29/20 (Call 05/29/20)	4,405	4,376,456
2.75%, 04/01/22 (Call 03/01/22)	2,500	2,464,050
2.85%, 10/26/24 (Call 09/26/24)	3,100	2,999,870
3.95%, 03/22/22 (Call 02/22/22)	1,650	1,693,230
5.25%, 11/01/19	1,351	1,402,959
6.85%, 04/30/19	2,224	2,329,640
BNP Paribas SA
2.38%, 05/21/20	1,530	1,511,625
2.45%, 03/17/19	3,500	3,493,875
4.25%, 10/15/24	2,150	2,206,158
5.00%, 01/15/21	9,656	10,153,187
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC
3.25%, 03/03/23	2,250	2,237,445
BPCE SA
2.25%, 01/27/20	5,575	5,499,347
2.50%, 07/15/19	6,050	6,023,864
2.65%, 02/03/21	1,750	1,723,155

Security	Principal (000s)	Value
2.75%, 12/02/21	$2,500	$2,449,825
3.38%, 12/02/26	2,000	1,946,400
4.00%, 04/15/24	1,195	1,220,621
Branch Banking & Trust Co.
1.45%, 05/10/19 (Call 04/10/19)	6,240	6,157,133
2.10%, 01/15/20 (Call 12/15/19)	2,210	2,183,171
2.25%, 06/01/20 (Call 05/01/20)	2,000	1,973,860
2.63%, 01/15/22 (Call 12/15/21)	1,750	1,719,183
2.85%, 04/01/21 (Call 03/01/21)	625	623,150
3.63%, 09/16/25 (Call 08/16/25)	2,775	2,774,667
3.80%, 10/30/26 (Call 09/30/26)	2,603	2,632,466
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	2,559	2,516,725
2.10%, 10/05/20	2,000	1,962,220
2.55%, 06/16/22	2,800	2,726,668
2.70%, 02/02/21	2,000	1,981,260
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	3,530	3,463,777
2.45%, 04/24/19 (Call 03/24/19)	1,261	1,255,994
2.50%, 05/12/20 (Call 04/12/20)	465	459,434
3.05%, 03/09/22 (Call 02/09/22)	767	754,774
3.20%, 01/30/23 (Call 12/30/22)	2,735	2,683,773
3.20%, 02/05/25 (Call 01/05/25)	2,031	1,949,638
3.30%, 10/30/24 (Call 09/30/24)	2,000	1,941,040
3.50%, 06/15/23	625	624,550
3.75%, 04/24/24 (Call 03/24/24)	1,745	1,748,525
3.75%, 07/28/26 (Call 06/28/26)	6,945	6,627,752

20	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.75%, 03/09/27 (Call 02/09/27)	$4,680	$4,546,760
3.80%, 01/31/28 (Call 12/31/27)	1,720	1,669,810
4.20%, 10/29/25 (Call 09/29/25)	9,541	9,467,248
4.75%, 07/15/21	7,675	8,036,032
Capital One N.A.
1.85%, 09/13/19 (Call 08/13/19)	3,750	3,689,700
2.25%, 09/13/21 (Call 08/13/21)	5,000	4,811,650
2.35%, 01/31/20 (Call 12/31/19)	2,250	2,223,113
2.40%, 09/05/19 (Call 08/05/19)	2,804	2,783,278
2.65%, 08/08/22 (Call 07/08/22)	2,250	2,170,148
2.95%, 07/23/21 (Call 06/23/21)	3,500	3,465,350
Citibank N.A.
2.00%, 03/20/19 (Call 02/20/19)	1,500	1,490,205
2.10%, 06/12/20 (Call 05/12/20)	3,860	3,790,443
2.13%, 10/20/20 (Call 09/20/20)	8,500	8,311,810
Citigroup Inc.
1.75%, 05/01/18	6,100	6,095,059
2.05%, 06/07/19	2,150	2,132,327
2.35%, 08/02/21	5,550	5,403,036
2.40%, 02/18/20	5,285	5,233,524
2.45%, 01/10/20 (Call 12/10/19)	2,211	2,192,980
2.50%, 07/29/19	5,604	5,585,002
2.55%, 04/08/19	7,335	7,324,731
2.65%, 10/26/20	3,736	3,697,071
2.70%, 03/30/21	7,570	7,480,371
2.70%, 10/27/22 (Call 09/27/22)	2,000	1,941,100
2.75%, 04/25/22 (Call 03/25/22)	4,595	4,496,943
2.90%, 12/08/21 (Call 11/08/21)	2,615	2,581,502

Security	Principal (000s)	Value
3.20%, 10/21/26 (Call 07/21/26)	$3,275	$3,123,990
3.30%, 04/27/25	3,445	3,361,562
3.38%, 03/01/23	1,920	1,917,350
3.40%, 05/01/26	3,575	3,473,220
3.50%, 05/15/23	3,148	3,136,478
3.70%, 01/12/26	5,230	5,196,685
3.75%, 06/16/24	3,500	3,529,225
3.88%, 10/25/23	3,785	3,857,293
3.88%, 03/26/25	2,205	2,197,018
4.00%, 08/05/24	2,161	2,184,641
4.05%, 07/30/22	2,275	2,328,713
4.13%, 07/25/28	4,115	4,085,454
4.30%, 11/20/26	3,450	3,503,578
4.40%, 06/10/25	7,706	7,911,288
4.45%, 09/29/27	10,678	10,909,713
4.50%, 01/14/22	11,630	12,145,674
4.60%, 03/09/26	3,295	3,411,412
4.65%, 07/30/45	3,091	3,305,979
4.75%, 05/18/46	5,780	5,918,893
5.30%, 05/06/44	5,930	6,573,346
5.38%, 08/09/20	400	421,276
5.50%, 09/13/25	7,595	8,305,588
5.88%, 01/30/42	2,203	2,748,617
6.00%, 10/31/33	1,000	1,176,960
6.13%, 05/15/18	80	80,576
6.13%, 08/25/36	508	603,352
6.63%, 01/15/28	25	29,595
6.63%, 06/15/32	670	824,174
6.68%, 09/13/43	1,810	2,373,308
8.13%, 07/15/39	12,719	19,377,651
(3 mo. LIBOR US + 0.722%)
3.14%, 01/24/23 (Call 01/24/22)[e]	5,000	4,955,850
(3 mo. LIBOR US + 0.950%)
2.88%, 07/24/23 (Call 07/24/22)[e]	4,623	4,516,486
(3 mo. LIBOR US + 1.151%)
3.52%, 10/27/28 (Call 10/27/27)[e]	850	819,732
(3 mo. LIBOR US + 1.168%)
3.88%, 01/24/39 (Call 01/24/38)[e]	5,310	5,095,370

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 1.390%)
3.67%, 07/24/28 (Call 07/24/27)[e]	$2,755	$2,698,385
(3 mo. LIBOR US + 1.563%)
3.89%, 01/10/28 (Call 01/10/27)[e]	6,975	6,952,192
(3 mo. LIBOR US + 1.839%)
4.28%, 04/24/48 (Call 04/24/47)[e]	6,805	6,862,094
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	505	496,662
2.25%, 03/02/20 (Call 02/03/20)	615	606,747
2.25%, 10/30/20 (Call 09/30/20)	2,550	2,496,909
2.45%, 12/04/19 (Call 11/04/19)	750	744,120
2.50%, 03/14/19 (Call 02/14/19)	665	663,876
2.55%, 05/13/21 (Call 04/13/21)	2,580	2,526,542
2.65%, 05/26/22 (Call 04/26/22)	2,135	2,076,074
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	1,995	1,944,387
4.30%, 12/03/25 (Call 11/03/25)	450	457,587
4.35%, 08/01/25 (Call 07/03/25)	5,205	5,229,568
Comerica Bank
2.50%, 06/02/20	1,500	1,483,950
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	1,763	1,750,906
3.80%, 07/22/26	1,550	1,528,734
Commonwealth Bank of Australia/New York NY
2.05%, 03/15/19	400	397,676
2.25%, 03/13/19	6,000	5,979,540
2.30%, 09/06/19	2,250	2,237,018
2.30%, 03/12/20	2,100	2,074,695

Security	Principal (000s)	Value
2.40%, 11/02/20	$2,450	$2,414,916
2.55%, 03/15/21	3,140	3,097,045
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	5,195	5,162,531
2.88%, 06/29/22 (Call 05/29/22)	1,000	975,300
3.88%, 04/10/25 (Call 03/10/25)	1,750	1,705,603
Cooperatieve Rabobank UA
3.75%, 07/21/26	3,785	3,674,781
3.88%, 02/08/22	8,419	8,596,978
3.95%, 11/09/22	6,000	6,092,280
4.38%, 08/04/25	2,020	2,053,512
4.50%, 01/11/21	4,225	4,394,127
4.63%, 12/01/23	7,335	7,660,234
5.25%, 05/24/41	4,435	5,250,330
5.25%, 08/04/45	4,950	5,493,609
5.75%, 12/01/43	4,600	5,456,980
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	4,500	4,416,570
2.25%, 01/14/20	1,550	1,532,563
2.50%, 01/19/21	4,380	4,312,855
2.75%, 01/10/22	2,250	2,214,653
2.75%, 01/10/23	2,000	1,950,440
3.38%, 05/21/25	1,750	1,725,990
Credit Suisse AG/New York NY
2.30%, 05/28/19	3,060	3,043,415
3.00%, 10/29/21	11,240	11,172,335
3.63%, 09/09/24	10,050	10,026,282
4.38%, 08/05/20	750	774,150
5.30%, 08/13/19	1,000	1,034,520
5.40%, 01/14/20	2,752	2,865,162
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	3,000	2,977,590
3.13%, 12/10/20	10,425	10,393,829
3.45%, 04/16/21	3,120	3,128,642
3.75%, 03/26/25	4,915	4,851,400
3.80%, 09/15/22	5,000	5,047,950
3.80%, 06/09/23	4,472	4,490,648
4.55%, 04/17/26	7,050	7,308,735
4.88%, 05/15/45	6,240	6,620,827

22	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Deutsche Bank AG
2.85%, 05/10/19	$5,450	$5,442,697
2.95%, 08/20/20	4,500	4,457,655
3.13%, 01/13/21	4,090	4,056,217
3.38%, 05/12/21	5,605	5,571,874
4.10%, 01/13/26	2,395	2,346,238
4.25%, 10/14/21	406	414,193
Deutsche Bank AG/London
3.70%, 05/30/24	6,095	5,947,989
Deutsche Bank AG/New York NY
2.70%, 07/13/20	3,282	3,234,739
3.15%, 01/22/21	4,710	4,665,726
3.30%, 11/16/22	6,213	6,063,702
3.95%, 02/27/23	2,000	1,997,780
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	2,355	2,352,574
3.35%, 02/06/23 (Call 01/06/23)	1,000	992,920
3.45%, 07/27/26 (Call 04/27/26)	1,970	1,866,969
4.20%, 08/08/23	6,450	6,633,373
4.25%, 03/13/26	675	680,515
7.00%, 04/15/20	250	269,085
Fifth Third Bancorp.
2.30%, 03/01/19 (Call 01/30/19)	2,739	2,731,112
2.60%, 06/15/22 (Call 05/15/22)	1,375	1,337,669
2.88%, 07/27/20 (Call 06/27/20)	2,984	2,978,480
3.50%, 03/15/22 (Call 02/15/22)	7,552	7,620,648
4.30%, 01/16/24 (Call 12/16/23)	263	271,808
8.25%, 03/01/38	2,734	3,985,926
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	1,085	1,066,425
2.20%, 10/30/20 (Call 09/30/20)	400	391,864
2.25%, 06/14/21 (Call 05/14/21)	1,600	1,560,608

Security	Principal (000s)	Value
2.30%, 03/15/19 (Call 02/15/19)	$2,170	$2,164,532
2.38%, 04/25/19 (Call 03/25/19)	750	747,188
2.88%, 10/01/21 (Call 09/01/21)	3,975	3,938,231
3.85%, 03/15/26 (Call 02/15/26)	5,360	5,324,785
First Republic Bank/CA
2.38%, 06/17/19 (Call 05/17/19)	1,880	1,870,713
2.50%, 06/06/22 (Call 05/06/22)	4,500	4,363,200
4.38%, 08/01/46 (Call 02/01/46)	2,000	1,969,800
4.63%, 02/13/47	2,000	2,054,780
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	1,500	1,498,290
FirstMerit Bank N.A./Akron OH
4.27%, 11/25/26	1,000	1,003,700
Goldman Sachs Capital I
6.35%, 02/15/34	6,496	7,825,406
Goldman Sachs Group Inc. (The)
1.95%, 07/23/19	1,335	1,321,757
2.00%, 04/25/19 (Call 03/25/19)	3,000	2,980,050
2.30%, 12/13/19 (Call 11/13/19)	1,250	1,238,725
2.35%, 11/15/21 (Call 11/15/20)	7,071	6,835,465
2.55%, 10/23/19	9,695	9,648,755
2.60%, 04/23/20 (Call 03/23/20)	7,120	7,068,950
2.60%, 12/27/20 (Call 12/27/19)	5,023	4,966,793
2.63%, 04/25/21 (Call 03/25/21)	1,355	1,332,277
2.75%, 09/15/20 (Call 08/15/20)	7,960	7,906,350
2.88%, 02/25/21 (Call 01/25/21)	4,607	4,571,434

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.00%, 04/26/22 (Call 04/26/21)	$8,680	$8,553,359
3.20%, 02/23/23 (Call 01/23/23)	1,100	1,082,752
3.50%, 01/23/25 (Call 10/23/24)	7,995	7,853,808
3.50%, 11/16/26 (Call 11/16/25)	5,283	5,091,121
3.63%, 01/22/23	7,420	7,466,672
3.75%, 05/22/25 (Call 02/22/25)	10,664	10,617,505
3.75%, 02/25/26 (Call 11/25/25)	4,055	4,009,422
3.85%, 07/08/24 (Call 04/08/24)	10,425	10,496,307
3.85%, 01/26/27 (Call 01/26/26)	7,485	7,383,279
4.00%, 03/03/24	4,770	4,859,581
4.25%, 10/21/25	7,938	8,004,600
4.75%, 10/21/45 (Call 04/21/45)	4,909	5,224,207
4.80%, 07/08/44 (Call 01/08/44)	5,876	6,303,890
5.15%, 05/22/45	6,405	6,930,979
5.25%, 07/27/21	5,087	5,418,520
5.38%, 03/15/20	9,575	10,028,376
5.75%, 01/24/22	10,239	11,117,916
5.95%, 01/15/27	2,981	3,356,278
6.00%, 06/15/20	8,972	9,562,627
6.13%, 02/15/33	6,907	8,317,064
6.25%, 02/01/41	9,527	12,083,475
6.45%, 05/01/36	1,950	2,392,260
6.75%, 10/01/37	15,658	19,778,872
(3 mo. LIBOR US + 0.821%)
2.88%, 10/31/22 (Call 10/31/21)[e]	8,200	8,044,692
(3 mo. LIBOR US + 0.990%)
2.91%, 07/24/23 (Call 07/24/22)[e]	3,100	3,016,765
(3 mo. LIBOR US + 1.053%)
2.91%, 06/05/23 (Call 06/05/22)[e]	300	292,275

Security	Principal (000s)	Value
(3 mo. LIBOR US + 1.158%)
3.81%, 04/23/29 (Call 04/23/28)[e]	$1,363	$1,330,452
(3 mo. LIBOR US + 1.201%)
3.27%, 09/29/25 (Call 09/29/24)[e]	4,575	4,413,685
(3 mo. LIBOR US + 1.373%)
4.02%, 10/31/38 (Call 10/31/37)[e]	6,035	5,825,284
(3 mo. LIBOR US + 1.510%)
3.69%, 06/05/28 (Call 06/05/27)[e]	6,305	6,116,607
HSBC Bank USA N.A.
4.88%, 08/24/20	4,500	4,685,670
7.00%, 01/15/39	1,250	1,733,500
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	500	595,855
5.88%, 11/01/34	3,000	3,652,260
HSBC Holdings PLC
2.65%, 01/05/22	3,525	3,433,174
2.95%, 05/25/21	5,545	5,496,758
3.40%, 03/08/21	4,540	4,564,198
3.60%, 05/25/23	4,650	4,672,924
3.90%, 05/25/26	4,600	4,609,430
4.00%, 03/30/22	8,461	8,667,533
4.25%, 03/14/24	11,545	11,677,767
4.25%, 08/18/25	4,570	4,549,069
4.30%, 03/08/26	4,565	4,702,178
4.38%, 11/23/26	4,230	4,249,712
4.88%, 01/14/22	150	157,862
5.10%, 04/05/21	7,064	7,450,754
5.25%, 03/14/44	3,230	3,551,579
6.10%, 01/14/42	4,021	5,179,008
6.50%, 05/02/36	5,731	7,077,900
6.50%, 09/15/37	11,146	13,857,599
6.80%, 06/01/38	2,570	3,307,693
7.63%, 05/17/32	675	875,455
(3 mo. LIBOR US + 1.055%)
3.26%, 03/13/23 (Call 03/13/22)[e]	4,980	4,943,696
(3 mo. LIBOR US + 1.546%)
4.04%, 03/13/28 (Call 03/13/27)[e]	2,090	2,094,786

24	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
HSBC USA Inc.
2.25%, 06/23/19	$2,350	$2,335,477
2.35%, 03/05/20	6,410	6,335,580
2.38%, 11/13/19	2,370	2,352,035
2.75%, 08/07/20	7,885	7,840,765
3.50%, 06/23/24	8,500	8,479,940
5.00%, 09/27/20	3,030	3,163,199
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	2,094	2,016,187
3.15%, 03/14/21 (Call 02/14/21)	2,520	2,522,873
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	4,750	4,722,307
2.38%, 03/10/20 (Call 02/10/20)	950	941,289
2.40%, 04/01/20 (Call 03/01/20)	750	741,773
2.50%, 08/07/22 (Call 07/07/22)	3,050	2,949,563
2.88%, 08/20/20 (Call 07/20/20)	1,250	1,246,325
Industrial & Commercial Bank of China Ltd./New York
2.45%, 10/20/21	5,000	4,845,550
3.23%, 11/13/19	7,000	7,010,710
ING Groep NV
3.15%, 03/29/22	2,325	2,300,309
3.95%, 03/29/27	6,500	6,506,110
Intesa Sanpaolo SpA
5.25%, 01/12/24	2,387	2,545,592
JPMorgan Chase & Co.
1.63%, 05/15/18	2,435	2,431,518
1.85%, 03/22/19 (Call 02/22/19)	3,700	3,675,432
2.20%, 10/22/19	7,943	7,876,517
2.25%, 01/23/20 (Call 12/23/19)	10,057	9,957,737
2.30%, 08/15/21 (Call 08/15/20)	5,340	5,200,893
2.40%, 06/07/21 (Call 05/07/21)	975	955,900

Security	Principal (000s)	Value
2.55%, 10/29/20 (Call 09/29/20)	$7,050	$6,982,954
2.55%, 03/01/21 (Call 02/01/21)	4,385	4,328,346
2.70%, 05/18/23 (Call 03/18/23)	3,605	3,498,148
2.75%, 06/23/20 (Call 05/23/20)	12,990	12,951,550
2.95%, 10/01/26 (Call 07/01/26)	6,535	6,151,003
2.97%, 01/15/23 (Call 01/15/22)	5,965	5,870,693
3.13%, 01/23/25 (Call 10/23/24)	4,008	3,891,928
3.20%, 01/25/23	6,945	6,918,123
3.20%, 06/15/26 (Call 03/15/26)	1,356	1,303,048
3.25%, 09/23/22	8,380	8,375,307
3.30%, 04/01/26 (Call 01/01/26)	12,264	11,891,910
3.38%, 05/01/23	3,095	3,074,573
3.63%, 05/13/24	4,225	4,247,435
3.63%, 12/01/27 (Call 12/01/26)	4,431	4,279,415
3.88%, 02/01/24	6,350	6,485,572
3.88%, 09/10/24	7,635	7,697,149
3.90%, 07/15/25 (Call 04/15/25)	5,769	5,855,823
4.13%, 12/15/26	5,569	5,636,663
4.25%, 10/15/20	12,730	13,160,910
4.25%, 10/01/27	10,770	10,971,722
4.35%, 08/15/21	5,890	6,130,783
4.40%, 07/22/20	7,220	7,472,195
4.50%, 01/24/22	15,937	16,694,167
4.63%, 05/10/21	6,708	7,034,143
4.85%, 02/01/44	11,425	12,644,619
4.95%, 03/25/20	1,450	1,510,741
4.95%, 06/01/45	5,335	5,759,506
5.40%, 01/06/42	2,842	3,365,638
5.50%, 10/15/40	5,511	6,562,719
5.60%, 07/15/41	3,265	3,951,172
5.63%, 08/16/43	6,071	7,128,386
6.30%, 04/23/19	18,666	19,424,586
6.40%, 05/15/38	1,950	2,549,801

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 0.935%)
2.78%, 04/25/23 (Call 04/25/22)[e]	$2,030	$1,986,802
(3 mo. LIBOR US + 0.945%)
3.51%, 01/23/29 (Call 01/23/28)[e]	3,360	3,256,512
(3 mo. LIBOR US + 1.155%)
3.22%, 03/01/25 (Call 03/01/24)[e]	450	441,518
(3 mo. LIBOR US + 1.220%)
3.90%, 01/23/49 (Call 01/23/48)[e]	335	315,359
(3 mo. LIBOR US + 1.337%)
3.78%, 02/01/28 (Call 02/01/27)[e]	6,150	6,125,707
(3 mo. LIBOR US + 1.360%)
3.88%, 07/24/38 (Call 07/24/37)[e]	2,675	2,585,067
(3 mo. LIBOR US + 1.380%)
3.54%, 05/01/28 (Call 05/01/27)[e]	2,800	2,730,840
3.96%, 11/15/48 (Call 11/15/47)[e]	5,000	4,756,650
(3 mo. LIBOR US + 1.460%)
4.03%, 07/24/48 (Call 07/24/47)[e]	3,140	3,036,066
(3 mo. LIBOR US + 1.580%)
4.26%, 02/22/48 (Call 02/22/47)[e]	950	949,069
JPMorgan Chase Bank N.A.
1.65%, 09/23/19 (Call 08/23/19)	2,460	2,424,035
(3 mo. LIBOR US + 0.280%)
2.60%, 02/01/21 (Call 02/01/20)[e]	3,000	2,989,920
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	825	811,594
2.25%, 03/16/20	2,622	2,591,480
2.30%, 09/14/22	1,850	1,778,109
2.35%, 03/08/19	2,500	2,493,500
2.40%, 06/09/22	2,000	1,935,640
2.50%, 11/22/21	2,435	2,382,404

Security	Principal (000s)	Value
KeyCorp
2.90%, 09/15/20	$2,412	$2,406,501
5.10%, 03/24/21	3,185	3,371,928
KfW
0.00%, 04/18/36[f]	4,500	2,493,810
0.00%, 06/29/37[f]	2,050	1,086,316
1.00%, 07/15/19	10,065	9,887,252
1.25%, 09/30/19	19,700	19,363,918
1.50%, 09/09/19	1,050	1,036,539
1.50%, 04/20/20	11,390	11,153,999
1.50%, 06/15/21[d]	15,400	14,841,904
1.63%, 05/29/20	12,660	12,415,915
1.63%, 03/15/21	18,300	17,764,359
1.75%, 10/15/19	1,050	1,039,763
1.75%, 03/31/20	7,800	7,687,446
1.75%, 09/15/21	100	96,891
1.88%, 04/01/19	17,550	17,477,167
1.88%, 06/30/20[d]	17,125	16,876,002
1.88%, 11/30/20	2,050	2,012,403
1.88%, 12/15/20[d]	5,475	5,369,606
2.00%, 11/30/21	5,000	4,876,000
2.00%, 09/29/22	1,950	1,882,823
2.00%, 10/04/22	3,250	3,136,705
2.00%, 05/02/25[d]	32,240	30,225,967
2.13%, 03/07/22	8,835	8,627,466
2.13%, 06/15/22	8,300	8,083,951
2.13%, 01/17/23	15,245	14,755,178
2.38%, 08/25/21[d]	4,050	4,009,783
2.38%, 12/29/22	13,500	13,219,740
2.50%, 11/20/24	20,750	20,161,322
2.63%, 01/25/22	7,800	7,769,736
2.75%, 09/08/20	14,703	14,777,691
2.75%, 10/01/20	2,500	2,512,300
2.88%, 04/03/28[d]	9,460	9,327,938
4.00%, 01/27/20	6,875	7,074,856
4.88%, 06/17/19	6,120	6,319,940
Korea Development Bank (The)
1.38%, 09/12/19	200	195,392
2.50%, 03/11/20	3,750	3,710,250
2.75%, 03/19/23	2,000	1,934,060
3.00%, 03/17/19	500	500,955
3.00%, 09/14/22	530	521,101
3.00%, 01/13/26	3,750	3,577,200

26	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.38%, 09/16/25	$1,500	$1,471,575
3.75%, 01/22/24	1,350	1,365,876
4.63%, 11/16/21	4,000	4,193,000
Landwirtschaftliche Rentenbank
1.38%, 10/23/19	620	610,167
1.75%, 07/27/26	6,550	5,928,274
2.00%, 01/13/25	5,483	5,152,704
2.25%, 10/01/21	750	739,028
2.38%, 06/10/25	6,275	6,026,259
Series 36
2.00%, 12/06/21	5,750	5,606,882
Series 37
2.50%, 11/15/27	1,110	1,058,429
Lloyds Bank PLC
2.70%, 08/17/20	3,400	3,372,664
6.38%, 01/21/21	388	423,603
Lloyds Banking Group PLC
3.00%, 01/11/22	6,800	6,699,292
3.10%, 07/06/21	3,072	3,051,663
3.75%, 01/11/27	4,425	4,311,631
4.34%, 01/09/48	6,385	6,063,898
4.50%, 11/04/24	9,055	9,205,675
4.58%, 12/10/25	400	404,476
4.65%, 03/24/26	5,771	5,856,988
5.30%, 12/01/45	1,675	1,838,045
(3 mo. LIBOR US + 0.810%)
2.91%, 11/07/23 (Call 11/07/22)[e]	2,000	1,935,200
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	1,010	989,729
2.10%, 02/06/20 (Call 01/06/20)	5,000	4,936,900
2.25%, 07/25/19 (Call 06/25/19)	3,300	3,279,969
2.50%, 05/18/22 (Call 04/18/22)	2,000	1,951,680
2.63%, 01/25/21 (Call 12/25/20)	1,750	1,733,638
2.90%, 02/06/25 (Call 01/06/25)	1,250	1,207,400
3.40%, 08/17/27	1,200	1,169,232

Security	Principal (000s)	Value
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	$2,000	$1,935,040
2.53%, 09/13/23	780	743,434
2.67%, 07/25/22	2,606	2,533,501
2.76%, 09/13/26	1,700	1,571,463
2.95%, 03/01/21	7,900	7,873,456
3.00%, 02/22/22	555	548,784
3.29%, 07/25/27	2,200	2,107,204
3.46%, 03/02/23	1,000	998,620
3.68%, 02/22/27	1,750	1,731,940
3.78%, 03/02/25	1,000	1,001,160
3.85%, 03/01/26	11,490	11,529,296
3.96%, 03/02/28	1,000	1,004,470
Mizuho Financial Group Inc.
2.27%, 09/13/21	2,200	2,126,652
2.60%, 09/11/22	2,500	2,415,400
2.84%, 09/13/26	1,310	1,217,304
2.95%, 02/28/22	2,520	2,476,631
3.17%, 09/11/27	2,500	2,366,200
3.55%, 03/05/23	2,000	2,000,000
3.66%, 02/28/27	2,270	2,239,264
4.02%, 03/05/28	2,000	2,000,000
Morgan Stanley
2.38%, 07/23/19	7,096	7,061,726
2.50%, 04/21/21	10,149	9,971,697
2.63%, 11/17/21	7,790	7,624,540
2.65%, 01/27/20	7,243	7,214,173
2.75%, 05/19/22	6,600	6,453,744
2.80%, 06/16/20	11,125	11,097,187
3.13%, 01/23/23	5,100	5,024,622
3.13%, 07/27/26	9,235	8,767,709
3.63%, 01/20/27	5,830	5,713,050
3.70%, 10/23/24	6,272	6,280,844
3.75%, 02/25/23	4,517	4,584,348
3.88%, 01/27/26	5,444	5,456,630
3.95%, 04/23/27	7,330	7,210,448
4.00%, 07/23/25	6,999	7,104,195
4.10%, 05/22/23	5,890	5,996,197
4.30%, 01/27/45	5,695	5,695,000
4.35%, 09/08/26	5,493	5,587,809
4.38%, 01/22/47	5,530	5,603,770
4.88%, 11/01/22	12,331	13,015,617
5.00%, 11/24/25	3,855	4,113,979

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.50%, 01/26/20	$3,950	$4,134,425
5.50%, 07/24/20	8,590	9,071,298
5.50%, 07/28/21	4,242	4,552,387
5.63%, 09/23/19	9,250	9,639,425
5.75%, 01/25/21	5,085	5,451,527
6.25%, 08/09/26	2,501	2,895,733
6.38%, 07/24/42	9,479	12,334,644
7.25%, 04/01/32	1,735	2,299,777
7.30%, 05/13/19	5,865	6,171,739
(3 mo. LIBOR US + 1.140%)
3.77%, 01/24/29 (Call 01/24/28)[e]	4,165	4,076,994
(3 mo. LIBOR US + 1.340%)
3.59%, 07/22/28 (Call 07/22/27)[e]	4,105	3,965,307
(3 mo. LIBOR US + 1.455%)
3.97%, 07/22/38 (Call 07/22/37)[e]	3,830	3,730,152
Series F
3.88%, 04/29/24	14,450	14,624,267
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	563	555,287
3.00%, 02/10/25 (Call 01/10/25)	3,475	3,358,275
National Australia Bank Ltd./New York
1.38%, 07/12/19	1,500	1,473,525
1.88%, 07/12/21	365	350,772
2.25%, 01/10/20	2,000	1,979,960
2.50%, 01/12/21	2,695	2,657,243
2.50%, 05/22/22	5,850	5,675,202
2.50%, 07/12/26	3,850	3,520,170
2.63%, 07/23/20	3,500	3,476,655
2.63%, 01/14/21	1,600	1,581,712
2.80%, 01/10/22	2,000	1,972,900
2.88%, 04/12/23	250	244,340
3.00%, 01/20/23	2,850	2,807,164
3.38%, 01/14/26	1,110	1,087,445
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	1,000	985,210
2.20%, 11/02/20 (Call 10/02/20)	3,950	3,878,821

Security	Principal (000s)	Value
Northern Trust Corp.
2.38%, 08/02/22	$1,700	$1,655,987
3.38%, 08/23/21	1,949	1,982,152
3.45%, 11/04/20	250	254,888
3.95%, 10/30/25	2,750	2,827,742
Oesterreichische Kontrollbank AG
1.13%, 05/29/18	6,200	6,188,530
1.13%, 04/26/19	30	29,589
1.38%, 02/10/20	7,415	7,263,660
1.50%, 10/21/20	7,820	7,602,135
1.75%, 01/24/20	1,130	1,115,423
1.88%, 01/20/21	750	734,445
2.38%, 10/01/21	3,600	3,558,636
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)[g]	3,190	3,105,465
2.25%, 07/02/19 (Call 06/02/19)[g]	3,900	3,874,338
2.30%, 06/01/20 (Call 05/02/20)[g]	2,500	2,471,350
2.40%, 10/18/19 (Call 09/18/19)[g]	1,250	1,242,363
2.45%, 11/05/20 (Call 10/06/20)[g]	2,800	2,764,440
2.45%, 07/28/22 (Call 06/28/22)[g]	350	338,888
2.50%, 01/22/21 (Call 12/23/20)[g]	250	246,598
2.55%, 12/09/21 (Call 11/09/21)[g]	250	245,118
2.60%, 07/21/20 (Call 06/21/20)[g]	350	347,333
2.70%, 11/01/22 (Call 10/01/22)[g]	5,360	5,209,438
2.95%, 01/30/23 (Call 12/30/22)[g]	1,500	1,469,190
2.95%, 02/23/25 (Call 01/24/25)[g]	250	241,758
3.10%, 10/25/27 (Call 09/25/27)[g]	700	668,885
3.25%, 06/01/25 (Call 05/02/25)[g]	750	737,865

28	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.25%, 01/22/28 (Call 12/23/27)[g]	$795	$768,447
3.30%, 10/30/24 (Call 09/30/24)[g]	1,500	1,489,455
3.80%, 07/25/23 (Call 06/25/23)[g]	7,100	7,219,990
4.20%, 11/01/25 (Call 10/02/25)[g]	6,000	6,206,580
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)[g]	706	678,868
3.90%, 04/29/24 (Call 03/29/24)[g]	2,835	2,891,898
4.38%, 08/11/20[g]	2,762	2,854,969
6.70%, 06/10/19[g]	1,163	1,220,952
6.88%, 05/15/19[g]	225	235,667
RBC USA Holdco Corp.
5.25%, 09/15/20	4,775	5,046,554
Regions Bank/Birmingham AL
6.45%, 06/26/37	1,540	1,866,403
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	2,625	2,560,425
3.20%, 02/08/21 (Call 01/08/21)	1,750	1,755,530
7.38%, 12/10/37	1,800	2,366,676
Royal Bank of Canada
1.50%, 07/29/19	5,650	5,562,707
1.63%, 04/15/19	2,650	2,622,149
2.13%, 03/02/20	5,165	5,098,836
2.15%, 03/15/19	1,400	1,394,316
2.15%, 03/06/20	5,200	5,133,856
2.15%, 10/26/20	7,960	7,811,944
2.35%, 10/30/20	1,453	1,435,535
2.50%, 01/19/21	3,170	3,135,003
2.75%, 02/01/22	4,740	4,685,016
4.65%, 01/27/26	1,700	1,763,342
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	6,500	6,461,455
4.80%, 04/05/26	4,850	5,028,140
6.40%, 10/21/19	450	473,495

Security	Principal (000s)	Value
(3 mo. LIBOR US + 1.480%)
3.50%, 05/15/23 (Call 05/15/22)[d,e]	$325	$320,171
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	600	636,162
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	2,300	2,281,439
2.70%, 05/24/19 (Call 04/24/19)	1,378	1,374,417
3.40%, 01/18/23 (Call 12/18/22)[c]	1,050	1,025,976
3.70%, 03/28/22 (Call 02/28/22)[c]	2,325	2,323,373
4.40%, 07/13/27 (Call 06/13/27)[c]	2,140	2,132,360
4.50%, 07/17/25 (Call 04/17/25)	3,395	3,444,329
Santander UK Group Holdings PLC
2.88%, 10/16/20	2,525	2,506,239
2.88%, 08/05/21	3,450	3,386,106
3.13%, 01/08/21	4,860	4,837,450
3.57%, 01/10/23 (Call 01/10/22)	2,420	2,401,245
(3 mo. LIBOR US + 0.297%)
3.37%, 01/05/24 (Call 01/05/23)[e]	200	196,452
(3 mo. LIBOR US + 1.400%)
3.82%, 11/03/28 (Call 11/03/27)[e]	2,000	1,906,860
Santander UK PLC
2.13%, 11/03/20	200	195,396
2.35%, 09/10/19	1,280	1,270,285
2.38%, 03/16/20	4,051	4,000,727
2.50%, 03/14/19	3,250	3,246,067
2.50%, 01/05/21	2,975	2,934,421
4.00%, 03/13/24	4,126	4,203,981
Shinhan Bank Co. Ltd.
3.88%, 03/24/26[c]	300	293,223

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	$1,750	$1,718,518
1.88%, 09/13/21	2,500	2,393,725
2.30%, 03/11/20	3,000	2,966,490
2.63%, 03/15/21	2,100	2,069,676
2.80%, 03/11/22	2,750	2,704,790
State Street Corp.
1.95%, 05/19/21	676	655,396
2.55%, 08/18/20	2,605	2,588,693
2.65%, 05/19/26	3,025	2,823,474
3.10%, 05/15/23	3,466	3,416,263
3.30%, 12/16/24	4,195	4,178,388
3.55%, 08/18/25	4,060	4,073,276
3.70%, 11/20/23	2,730	2,800,570
4.38%, 03/07/21	1,650	1,720,637
(3 mo. LIBOR US + 0.635%)
2.65%, 05/15/23 (Call 05/15/22)[e]	700	685,580
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	6,250	6,206,562
2.45%, 01/16/20	11,000	10,908,920
2.45%, 10/20/20	1,000	988,060
2.51%, 01/17/20	3,000	2,980,860
2.65%, 07/23/20	2,250	2,232,765
3.65%, 07/23/25	3,000	3,012,240
3.95%, 01/10/24	3,000	3,081,780
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	4,635	4,470,921
2.44%, 10/19/21	3,000	2,923,440
2.63%, 07/14/26	2,950	2,703,528
2.78%, 07/12/22	10,099	9,862,885
2.78%, 10/18/22	2,100	2,044,329
2.85%, 01/11/22	2,145	2,109,972
2.93%, 03/09/21	10,350	10,300,216
3.01%, 10/19/26	1,870	1,761,727
3.10%, 01/17/23	3,000	2,958,210
3.35%, 10/18/27[d]	2,000	1,926,380
3.54%, 01/17/28	3,000	2,927,940
3.78%, 03/09/26	4,285	4,278,572
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	1,879	1,859,308

Security	Principal (000s)	Value
2.45%, 08/01/22 (Call 07/01/22)	$3,000	$2,903,640
3.00%, 02/02/23 (Call 01/02/23)	530	522,373
3.30%, 05/15/26 (Call 04/15/26)	1,000	959,810
(3 mo. LIBOR US + 0.480%)
2.59%, 01/29/21 (Call 01/29/20)[e]	2,000	1,991,100
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	120	119,682
2.70%, 01/27/22 (Call 12/27/21)	4,139	4,058,869
2.90%, 03/03/21 (Call 02/03/21)	5,015	4,994,438
SVB Financial Group
3.50%, 01/29/25	1,975	1,923,354
Svenska Handelsbanken AB
1.50%, 09/06/19	1,250	1,227,500
1.88%, 09/07/21	2,250	2,152,350
2.25%, 06/17/19	1,750	1,741,548
2.40%, 10/01/20	7,250	7,148,935
2.45%, 03/30/21	2,910	2,852,935
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	500	488,725
Synovus Financial Corp.
3.13%, 11/01/22 (Call 10/01/22)	3,048	2,971,038
Toronto-Dominion Bank (The)
1.45%, 08/13/19	1,970	1,936,037
1.80%, 07/13/21	5,063	4,875,922
1.85%, 09/11/20	2,155	2,105,931
1.90%, 10/24/19	5,200	5,137,704
2.13%, 07/02/19	4,469	4,442,588
2.13%, 04/07/21	1,802	1,758,626
2.25%, 11/05/19	5,440	5,402,301
2.50%, 12/14/20	4,645	4,601,755
2.55%, 01/25/21	4,000	3,963,320
(5 year USD Swap + 2.205%)
3.63%, 09/15/31 (Call 09/15/26)[e]	2,050	1,969,230

30	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
U.S. Bancorp.
2.20%, 04/25/19 (Call 03/25/19)	$3,851	$3,835,018
2.35%, 01/29/21 (Call 12/29/20)	5,560	5,475,988
2.63%, 01/24/22 (Call 12/23/21)	2,810	2,765,630
2.95%, 07/15/22 (Call 06/15/22)	3,651	3,612,628
3.00%, 03/15/22 (Call 02/15/22)	5,100	5,099,031
3.10%, 04/27/26 (Call 03/27/26)	495	473,274
3.70%, 01/30/24 (Call 12/29/23)	2,550	2,611,532
4.13%, 05/24/21 (Call 04/23/21)	2,049	2,122,334
Series F
3.60%, 09/11/24 (Call 08/11/24)	3,440	3,477,186
Series V
2.38%, 07/22/26 (Call 06/22/26)	435	396,072
Series X
3.15%, 04/27/27 (Call 03/27/27)	3,320	3,195,268
U.S. Bank N.A./Cincinnati OH
2.05%, 10/23/20 (Call 09/23/20)	3,000	2,942,790
2.13%, 10/28/19 (Call 09/28/19)	9,261	9,179,040
2.35%, 01/23/20 (Call 12/23/19)	250	248,435
2.80%, 01/27/25 (Call 12/27/24)	1,600	1,535,008
UBS AG/Stamford CT
2.35%, 03/26/20	2,790	2,758,055
2.38%, 08/14/19	16,000	15,924,480
4.88%, 08/04/20	4,750	4,959,427
Wells Fargo & Co.
2.10%, 07/26/21	9,479	9,157,757
2.13%, 04/22/19	7,050	7,008,898
2.50%, 03/04/21	13,405	13,167,866

Security	Principal (000s)	Value
2.55%, 12/07/20	$1,760	$1,736,944
2.60%, 07/22/20	2,490	2,469,956
2.63%, 07/22/22	7,543	7,321,538
3.00%, 01/22/21	4,314	4,305,027
3.00%, 02/19/25	5,740	5,516,829
3.00%, 04/22/26	3,905	3,696,161
3.00%, 10/23/26	2,790	2,634,430
3.07%, 01/24/23 (Call 01/24/22)	6,460	6,367,299
3.30%, 09/09/24	6,590	6,497,279
3.50%, 03/08/22	10,522	10,602,072
3.55%, 09/29/25	13,254	13,130,473
3.90%, 05/01/45	7,632	7,348,471
4.10%, 06/03/26	7,588	7,600,520
4.13%, 08/15/23	8,245	8,435,707
4.30%, 07/22/27	13,216	13,391,508
4.40%, 06/14/46	4,939	4,857,111
4.48%, 01/16/24	2,189	2,283,893
4.60%, 04/01/21	9,670	10,094,706
4.65%, 11/04/44	5,738	5,869,859
4.75%, 12/07/46	3,166	3,278,045
4.90%, 11/17/45	6,099	6,463,232
5.38%, 02/07/35	272	315,653
5.38%, 11/02/43	4,378	4,911,634
5.50%, 08/01/35	5,215	5,907,604
5.61%, 01/15/44	10,365	11,991,683
6.55%, 10/15/35	100	119,498
7.50%, 04/15/35	50	65,596
7.57%, 08/01/26[b]	7,700	9,488,094
(3 mo. LIBOR US + 1.310%)
3.58%, 05/22/28 (Call 05/22/27)[e]	7,580	7,401,112
Series M
3.45%, 02/13/23	2,705	2,685,849
Series N
2.15%, 01/30/20	4,846	4,777,671
Wells Fargo Bank N.A.
1.75%, 05/24/19	3,975	3,937,913
2.15%, 12/06/19	4,000	3,956,360
2.40%, 01/15/20	1,000	991,740
2.60%, 01/15/21	1,250	1,233,863
5.85%, 02/01/37	525	635,891
5.95%, 08/26/36	1,283	1,568,570
Wells Fargo Capital X
5.95%, 12/01/86	6,961	7,636,217

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Westpac Banking Corp.
1.55%, 05/25/18	$3,100	$3,095,536
1.60%, 08/19/19	1,820	1,791,353
1.65%, 05/13/19	1,265	1,250,528
2.00%, 08/19/21	1,500	1,448,580
2.10%, 05/13/21	3,205	3,112,055
2.15%, 03/06/20	4,000	3,946,400
2.30%, 05/26/20	3,075	3,036,255
2.50%, 06/28/22	2,750	2,669,150
2.60%, 11/23/20	3,326	3,295,600
2.65%, 01/25/21	3,176	3,144,748
2.70%, 08/19/26	2,600	2,412,176
2.75%, 01/11/23	250	243,370
2.80%, 01/11/22	2,500	2,468,525
2.85%, 05/13/26	2,550	2,399,601
3.35%, 03/08/27	6,173	5,990,835
3.40%, 01/25/28	3,270	3,173,012
4.88%, 11/19/19	2,440	2,525,083
(5 year USD ICE Swap + 2.236%)
4.32%, 11/23/31 (Call 11/23/26)[e]	4,450	4,441,545

		3,394,801,349
BEVERAGES — 0.69%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	3,373	3,276,431
2.65%, 02/01/21 (Call 01/01/21)	35,757	35,427,320
3.30%, 02/01/23 (Call 12/01/22)	15,655	15,591,597
3.65%, 02/01/26 (Call 11/01/25)	29,252	28,953,630
3.70%, 02/01/24	2,328	2,366,901
4.00%, 01/17/43	713	676,124
4.63%, 02/01/44	8,744	8,996,702
4.70%, 02/01/36 (Call 08/01/35)	17,565	18,461,166
4.90%, 02/01/46 (Call 08/01/45)	29,777	31,763,126
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	6,924	6,734,421
3.75%, 01/15/22	4,165	4,252,923
3.75%, 07/15/42	3,040	2,767,282

Security	Principal (000s)	Value
4.38%, 02/15/21	$4,335	$4,511,044
4.44%, 10/06/48 (Call 04/06/48)	1,384	1,388,152
5.00%, 04/15/20	202	211,098
5.38%, 01/15/20	4,583	4,795,789
6.88%, 11/15/19	775	827,661
8.00%, 11/15/39	2,025	3,005,566
8.20%, 01/15/39	1,710	2,566,642
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	4,950	4,928,913
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	1,500	1,438,125
3.75%, 01/15/43 (Call 07/15/42)	295	276,091
4.50%, 07/15/45 (Call 01/15/45)	1,046	1,114,994
Coca-Cola Bottling Co. Consolidated
3.80%, 11/25/25 (Call 08/25/25)	3,075	3,036,532
Coca-Cola Co. (The)
1.38%, 05/30/19	3,950	3,901,494
1.55%, 09/01/21	2,250	2,160,292
1.88%, 10/27/20	4,706	4,614,892
2.20%, 05/25/22	3,045	2,963,759
2.25%, 09/01/26	1,200	1,108,812
2.45%, 11/01/20	4,415	4,400,784
2.50%, 04/01/23	749	730,620
2.55%, 06/01/26	2,475	2,341,696
2.88%, 10/27/25	4,022	3,910,832
2.90%, 05/25/27	3,000	2,897,640
3.15%, 11/15/20	4,172	4,221,897
3.20%, 11/01/23	4,196	4,246,646
3.30%, 09/01/21	2,775	2,816,375
Coca-Cola European Partners U.S. LLC
3.25%, 08/19/21 (Call 05/19/21)	1,000	1,004,480
4.50%, 09/01/21 (Call 06/01/21)	1,784	1,854,664
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	2,288	2,285,849

32	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.25%, 11/26/43	$1,250	$1,429,950
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	2,000	1,935,700
2.70%, 05/09/22 (Call 04/09/22)	25	24,406
3.20%, 02/15/23 (Call 01/15/23)	2,680	2,651,163
3.50%, 05/09/27 (Call 02/09/27)	750	725,753
3.60%, 02/15/28 (Call 11/15/27)	2,305	2,232,946
3.70%, 12/06/26 (Call 09/06/26)	7,360	7,267,117
4.10%, 02/15/48 (Call 08/15/47)	365	338,319
4.25%, 05/01/23	2,736	2,834,332
4.50%, 05/09/47 (Call 11/09/46)	1,835	1,827,862
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	3,398	3,297,011
3.88%, 04/29/43 (Call 10/29/42)	1,180	1,173,203
4.83%, 07/15/20	1,425	1,491,077
5.88%, 09/30/36	1,315	1,660,819
Diageo Investment Corp.
2.88%, 05/11/22	675	669,654
4.25%, 05/11/42	1,962	2,056,137
7.45%, 04/15/35	775	1,115,636
Dr Pepper Snapple Group Inc.
2.53%, 11/15/21 (Call 10/15/21)	850	828,911
2.55%, 09/15/26 (Call 06/15/26)	2,530	2,264,881
3.13%, 12/15/23 (Call 10/15/23)	1,500	1,465,140
3.20%, 11/15/21 (Call 08/15/21)	2,000	1,993,980
3.40%, 11/15/25 (Call 08/15/25)	1,200	1,159,236
3.43%, 06/15/27 (Call 03/15/27)	1,450	1,374,585

Security	Principal (000s)	Value
4.42%, 12/15/46 (Call 06/15/46)	$1,485	$1,438,371
4.50%, 11/15/45 (Call 05/15/45)[c]	1,835	1,800,961
4.50%, 11/15/45 (Call 05/15/45)	425	420,878
Molson Coors Brewing Co.
1.45%, 07/15/19	2,805	2,756,221
1.90%, 03/15/19	850	843,004
2.10%, 07/15/21 (Call 06/15/21)	1,764	1,699,579
2.25%, 03/15/20 (Call 02/15/20)	1,290	1,272,856
3.00%, 07/15/26 (Call 04/15/26)	5,935	5,547,444
3.50%, 05/01/22	3,375	3,388,871
4.20%, 07/15/46 (Call 01/15/46)	3,765	3,526,638
5.00%, 05/01/42	3,520	3,727,856
Pepsi-Cola Metropolitan Bottling Co. Inc.
5.50%, 05/15/35	25	29,554
Series B
7.00%, 03/01/29	6,031	7,892,227
PepsiCo Inc.
1.35%, 10/04/19	500	491,245
1.55%, 05/02/19	1,566	1,550,872
1.85%, 04/30/20 (Call 03/30/20)	1,475	1,453,848
2.15%, 10/14/20 (Call 09/14/20)	2,450	2,416,190
2.25%, 05/02/22 (Call 04/02/22)	2,625	2,551,211
2.38%, 10/06/26 (Call 07/06/26)	3,558	3,275,957
2.75%, 03/05/22	3,797	3,765,713
2.75%, 03/01/23	2,703	2,672,267
2.75%, 04/30/25 (Call 01/30/25)	4,160	4,018,102
2.85%, 02/24/26 (Call 11/24/25)	1,385	1,327,841
3.00%, 08/25/21	4,300	4,326,789
3.00%, 10/15/27 (Call 07/15/27)	3,200	3,075,520

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.10%, 07/17/22 (Call 05/17/22)	$1,945	$1,955,328
3.13%, 11/01/20	1,650	1,666,879
3.45%, 10/06/46 (Call 04/06/46)	4,749	4,314,324
3.50%, 07/17/25 (Call 04/17/25)	1,180	1,188,378
3.60%, 03/01/24 (Call 12/01/23)	9,286	9,467,820
3.60%, 08/13/42	442	415,776
4.00%, 03/05/42	1,543	1,555,637
4.00%, 05/02/47 (Call 11/02/46)	2,570	2,582,439
4.25%, 10/22/44 (Call 04/22/44)	405	422,346
4.45%, 04/14/46 (Call 10/14/45)	4,195	4,502,116
4.50%, 01/15/20	2,755	2,848,560
4.60%, 07/17/45 (Call 01/17/45)	2,064	2,253,785
4.88%, 11/01/40	730	830,156
5.50%, 01/15/40	597	733,379

		374,653,718
BIOTECHNOLOGY — 0.39%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	2,218	2,126,862
1.90%, 05/10/19	1,600	1,587,952
2.13%, 05/01/20 (Call 04/01/20)	585	575,921
2.20%, 05/22/19 (Call 04/22/19)	3,709	3,690,678
2.20%, 05/11/20	3,760	3,706,533
2.25%, 08/19/23 (Call 06/19/23)	1,800	1,700,154
2.60%, 08/19/26 (Call 05/19/26)	4,620	4,230,164
2.65%, 05/11/22 (Call 04/11/22)	2,125	2,076,231
2.70%, 05/01/22 (Call 03/01/22)	500	490,015
3.13%, 05/01/25 (Call 02/01/25)	2,425	2,347,861

Security	Principal (000s)	Value
3.20%, 11/02/27 (Call 08/02/27)	$1,235	$1,174,176
3.45%, 10/01/20	1,280	1,297,907
3.63%, 05/15/22 (Call 02/15/22)	6,900	6,994,944
3.63%, 05/22/24 (Call 02/22/24)	5,014	5,045,889
3.88%, 11/15/21 (Call 08/15/21)	635	650,183
4.10%, 06/15/21 (Call 03/15/21)	2,163	2,229,880
4.40%, 05/01/45 (Call 11/01/44)	6,025	5,979,150
4.50%, 03/15/20	250	257,820
4.56%, 06/15/48 (Call 12/15/47)	4,518	4,544,069
4.66%, 06/15/51 (Call 12/15/50)	17,267	17,521,516
4.95%, 10/01/41	280	302,887
5.15%, 11/15/41 (Call 05/15/41)	75	83,418
6.38%, 06/01/37	200	248,586
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	4,090	4,066,278
3.60%, 06/23/22 (Call 04/23/22)	540	541,604
4.00%, 06/23/25 (Call 03/23/25)	8,558	8,526,849
5.25%, 06/23/45 (Call 12/23/44)	3,708	4,012,019
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	1,800	1,877,652
Biogen Inc.
2.90%, 09/15/20	3,466	3,462,257
3.63%, 09/15/22	2,725	2,757,836
4.05%, 09/15/25 (Call 06/15/25)	4,714	4,817,944
5.20%, 09/15/45 (Call 03/15/45)	6,280	6,831,321
Celgene Corp.
2.25%, 05/15/19	1,070	1,064,179
2.25%, 08/15/21[d]	1,510	1,466,104

34	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.75%, 02/15/23 (Call 01/15/23)	$900	$872,649
2.88%, 08/15/20	1,175	1,172,203
2.88%, 02/19/21	1,000	995,020
3.25%, 08/15/22	7,000	6,963,880
3.25%, 02/20/23 (Call 01/20/23)	1,000	990,060
3.45%, 11/15/27 (Call 08/15/27)	70	66,547
3.55%, 08/15/22	2,634	2,648,592
3.63%, 05/15/24 (Call 02/15/24)	2,957	2,940,263
3.88%, 08/15/25 (Call 05/15/25)	4,506	4,493,744
3.90%, 02/20/28 (Call 11/20/27)	1,000	983,500
3.95%, 10/15/20	1,200	1,228,500
4.00%, 08/15/23	3,300	3,370,158
4.55%, 02/20/48 (Call 08/20/47)	1,500	1,456,710
4.63%, 05/15/44 (Call 11/15/43)	2,350	2,328,333
5.00%, 08/15/45 (Call 02/15/45)	9,838	10,172,295
5.25%, 08/15/43	375	404,460
Gilead Sciences Inc.
1.85%, 09/20/19	1,030	1,018,670
1.95%, 03/01/22 (Call 02/01/22)[d]	1,880	1,797,957
2.05%, 04/01/19	1,450	1,442,924
2.35%, 02/01/20	2,070	2,056,462
2.50%, 09/01/23 (Call 07/01/23)	380	364,485
2.55%, 09/01/20	4,685	4,652,955
2.95%, 03/01/27 (Call 12/01/26)	3,800	3,578,156
3.25%, 09/01/22 (Call 07/01/22)	3,020	3,029,483
3.50%, 02/01/25 (Call 11/01/24)	2,265	2,255,419
3.65%, 03/01/26 (Call 12/01/25)	6,384	6,382,404
3.70%, 04/01/24 (Call 01/01/24)	2,397	2,434,609

Security	Principal (000s)	Value
4.15%, 03/01/47 (Call 09/01/46)	$5,260	$5,093,574
4.40%, 12/01/21 (Call 09/01/21)	50	52,293
4.50%, 04/01/21 (Call 01/01/21)	2,375	2,478,336
4.50%, 02/01/45 (Call 08/01/44)	8,147	8,287,617
4.60%, 09/01/35 (Call 03/01/35)	710	755,092
4.75%, 03/01/46 (Call 09/01/45)	6,370	6,728,695
4.80%, 04/01/44 (Call 10/01/43)	5,635	5,971,804
5.65%, 12/01/41 (Call 06/01/41)	3,740	4,410,133

		212,164,821
BUILDING MATERIALS — 0.06%
CRH America Inc.
5.75%, 01/15/21	1,150	1,231,363
Johnson Controls International PLC
3.75%, 12/01/21 (Call 09/01/21)	1,010	1,031,584
3.90%, 02/14/26 (Call 11/14/25)	657	665,521
4.25%, 03/01/21	3,200	3,305,376
4.50%, 02/15/47 (Call 08/15/46)	1,920	1,986,701
4.95%, 07/02/64 (Call 01/02/64)[b]	1,149	1,200,119
5.00%, 03/30/20	1,375	1,435,417
5.13%, 09/14/45 (Call 03/14/45)	1,205	1,356,926
5.70%, 03/01/41	615	705,995
6.00%, 01/15/36	313	379,487
Lafarge SA
7.13%, 07/15/36	121	153,531
Lennox International Inc.
3.00%, 11/15/23 (Call 09/15/23)	1,230	1,198,008

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	$500	$478,785
3.50%, 12/15/27 (Call 09/15/27)	500	480,185
4.25%, 12/15/47 (Call 06/15/47)	1,165	1,082,075
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	1,700	1,629,127
4.45%, 04/01/25 (Call 01/01/25)	825	852,662
4.50%, 05/15/47 (Call 11/15/46)	100	96,486
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	165	157,555
4.20%, 12/15/22 (Call 09/15/22)	3,050	3,131,679
4.20%, 12/01/24 (Call 09/01/24)	175	179,188
4.30%, 07/15/47 (Call 01/15/47)	1,000	920,050
4.40%, 01/30/48 (Call 07/30/47)	150	141,191
7.00%, 12/01/36	724	910,872
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	2,700	2,683,098
4.50%, 04/01/25 (Call 01/01/25)	2,005	2,079,045
4.50%, 06/15/47 (Call 12/15/46)	1,090	1,051,054

		30,523,080
CHEMICALS — 0.44%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	3,850	3,835,408
3.38%, 03/15/25 (Call 12/15/24)	1,915	1,865,095
3.50%, 06/01/23 (Call 03/01/23)	225	225,416

Security	Principal (000s)	Value
4.13%, 03/15/35 (Call 09/15/34)	$930	$904,750
4.90%, 06/01/43 (Call 12/01/42)	275	288,068
5.25%, 01/15/45 (Call 07/15/44)	1,925	2,092,667
6.13%, 01/15/41 (Call 07/15/40)	890	1,065,143
Air Products & Chemicals Inc.
3.00%, 11/03/21	1,125	1,125,630
3.35%, 07/31/24 (Call 04/30/24)	1,250	1,260,675
4.38%, 08/21/19	500	513,000
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	1,475	1,464,424
2.90%, 11/15/22 (Call 08/15/22)	1,450	1,430,497
3.65%, 07/15/24 (Call 04/15/24)	135	137,461
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	5,780	5,969,006
5.45%, 12/01/44 (Call 06/01/44)	150	168,038
Braskem Finance Ltd.
6.45%, 02/03/24	5,400	5,926,554
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	1,200	1,142,904
3.70%, 07/15/22	370	373,393
Celanese U.S. Holdings LLC
4.63%, 11/15/22	5,100	5,311,803
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	6,921	6,824,660
3.50%, 10/01/24 (Call 07/01/24)	3,343	3,327,956
4.13%, 11/15/21 (Call 08/15/21)	5,137	5,311,761
4.25%, 11/15/20 (Call 08/15/20)	4,923	5,068,967
4.25%, 10/01/34 (Call 04/01/34)	4,525	4,554,910

36	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.38%, 11/15/42 (Call 05/15/42)	$3,678	$3,674,984
4.63%, 10/01/44 (Call 04/01/44)	3,165	3,261,944
5.25%, 11/15/41 (Call 05/15/41)	4,301	4,752,347
5.70%, 05/15/18	175	176,178
7.38%, 11/01/29	175	228,916
8.55%, 05/15/19	8,520	9,097,741
9.40%, 05/15/39	970	1,569,402
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	1,650	1,647,525
3.60%, 08/15/22 (Call 05/15/22)	5,578	5,646,833
3.80%, 03/15/25 (Call 12/15/24)	768	780,557
4.65%, 10/15/44 (Call 04/15/44)	1,885	1,949,128
5.50%, 11/15/19	1,600	1,670,448
EI du Pont de Nemours & Co.
2.20%, 05/01/20	1,256	1,241,443
2.80%, 02/15/23	5,126	5,032,912
3.63%, 01/15/21	105	107,090
4.15%, 02/15/43	3,676	3,623,139
4.25%, 04/01/21	300	311,529
4.63%, 01/15/20	2,495	2,587,190
4.90%, 01/15/41	900	972,504
5.60%, 12/15/36	25	29,270
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	450	458,501
4.10%, 02/01/24 (Call 11/01/23)	1,700	1,722,236
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	2,150	2,139,916
Lubrizol Corp. (The)
6.50%, 10/01/34	55	70,833
LYB International Finance BV
4.00%, 07/15/23	4,450	4,549,457

Security	Principal (000s)	Value
4.88%, 03/15/44 (Call 09/15/43)	$2,095	$2,202,034
5.25%, 07/15/43	1,420	1,562,469
LYB International Finance II BV
3.50%, 03/02/27 (Call 12/02/26)	4,600	4,473,914
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	4,118	4,039,017
5.00%, 04/15/19 (Call 01/15/19)	494	503,396
5.75%, 04/15/24 (Call 01/15/24)	3,600	3,987,936
6.00%, 11/15/21 (Call 08/17/21)	5,550	6,032,350
Methanex Corp.
3.25%, 12/15/19	25	24,929
4.25%, 12/01/24 (Call 09/01/24)	250	249,190
5.25%, 03/01/22	550	576,510
5.65%, 12/01/44 (Call 06/01/44)	2,414	2,451,948
Monsanto Co.
2.13%, 07/15/19	6,430	6,376,952
2.75%, 07/15/21	350	345,888
3.38%, 07/15/24 (Call 04/15/24)	3,650	3,621,347
3.60%, 07/15/42 (Call 01/15/42)	1,385	1,200,310
3.95%, 04/15/45 (Call 10/15/44)	1,523	1,419,984
4.20%, 07/15/34 (Call 01/15/34)	1,099	1,094,054
4.40%, 07/15/44 (Call 01/15/44)	5,265	5,195,765
4.65%, 11/15/43 (Call 05/15/43)	240	246,782
4.70%, 07/15/64 (Call 01/15/64)	1,725	1,704,576
5.88%, 04/15/38	325	376,591
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	2,530	2,553,504

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.05%, 11/15/27 (Call 08/15/27)	$1,650	$1,606,407
4.25%, 11/15/23 (Call 08/15/23)	4,835	4,972,943
5.45%, 11/15/33 (Call 05/15/33)	776	824,547
5.63%, 11/15/43 (Call 05/15/43)	2,113	2,209,120
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	2,055	1,951,695
3.63%, 03/15/24 (Call 12/15/23)	2,196	2,200,107
4.00%, 12/15/26 (Call 09/15/26)	2,550	2,563,056
4.88%, 03/30/20	3,250	3,366,155
5.63%, 12/01/40	797	911,027
5.88%, 12/01/36	590	687,090
6.50%, 05/15/19	75	78,093
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	1,200	1,193,400
3.60%, 11/15/20	2,153	2,196,082
3.75%, 03/15/28 (Call 12/15/27)	1,000	1,001,770
5.50%, 11/15/40[d]	35	40,968
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,700	1,644,563
2.25%, 09/24/20	1,400	1,385,748
2.45%, 02/15/22 (Call 11/15/21)	1,738	1,705,048
2.65%, 02/05/25 (Call 11/05/24)	3,550	3,413,218
2.70%, 02/21/23 (Call 11/21/22)	1,100	1,080,827
3.00%, 09/01/21	250	250,898
3.20%, 01/30/26 (Call 10/30/25)	1,110	1,103,407
3.55%, 11/07/42 (Call 05/07/42)	794	760,461
4.05%, 03/15/21	1,135	1,173,999

Security	Principal (000s)	Value
Rohm & Haas Co.
7.85%, 07/15/29	$350	$469,332
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,195	1,195,765
3.75%, 03/15/27 (Call 12/15/26)	2,300	2,254,138
4.25%, 01/15/48 (Call 07/15/47)	2,075	1,924,583
5.25%, 06/01/45 (Call 12/01/44)	1,025	1,110,659
6.13%, 10/15/19	150	157,545
Sherwin-Williams Co. (The)
2.25%, 05/15/20	2,366	2,332,545
2.75%, 06/01/22 (Call 05/01/22)	2,304	2,248,428
3.45%, 08/01/25 (Call 05/01/25)	825	807,898
3.45%, 06/01/27 (Call 03/01/27)	3,080	2,965,578
3.95%, 01/15/26 (Call 10/15/25)	625	631,381
4.00%, 12/15/42 (Call 06/15/42)	40	37,459
4.20%, 01/15/22 (Call 10/15/21)	2,300	2,365,803
4.50%, 06/01/47 (Call 12/01/46)	2,922	2,921,942
Syngenta Finance NV
3.13%, 03/28/22[d]	5,780	5,575,330
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	1,450	1,452,769
3.60%, 08/15/26 (Call 05/15/26)	850	828,070
4.38%, 11/15/47 (Call 05/15/47)	1,500	1,439,535
5.00%, 08/15/46 (Call 02/15/46)	2,350	2,470,931

		239,239,975

38	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 0.17%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	$2,660	$2,632,043
3.38%, 09/15/25 (Call 06/15/25)	1,765	1,771,954
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	2,450	2,499,833
5.25%, 10/01/25 (Call 07/01/25)	3,350	3,495,591
5.50%, 11/01/22 (Call 05/01/22)	1,825	1,929,463
Board of Trustees of The Leland Stanford Junior University (The)
3.65%, 05/01/48 (Call 11/01/47)	2,240	2,191,146
California Institute of Technology
4.70%, 11/01/11	1,000	1,054,690
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	310	322,298
Ecolab Inc.
2.25%, 01/12/20	1,140	1,130,766
2.38%, 08/10/22 (Call 07/10/22)	2,750	2,657,242
2.70%, 11/01/26 (Call 08/01/26)	1,705	1,592,999
3.25%, 01/14/23 (Call 11/14/22)	1,200	1,200,216
3.25%, 12/01/27 (Call 09/01/27)[c]	525	504,714
3.70%, 11/01/46 (Call 05/01/46)	895	814,092
3.95%, 12/01/47 (Call 06/01/47)[c]	3,666	3,507,665
4.35%, 12/08/21	2,094	2,187,371
5.50%, 12/08/41	272	321,273
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	880	856,117

Security	Principal (000s)	Value
3.30%, 12/15/22 (Call 09/15/22)	$1,750	$1,735,773
7.00%, 07/01/37	25	30,911
George Washington University (The)
4.87%, 09/15/45	1,000	1,120,470
Massachusetts Institute of Technology
3.89%, 07/01/16	200	178,094
3.96%, 07/01/38	425	440,283
4.68%, 07/01/14	1,541	1,645,310
5.60%, 07/01/11	1,920	2,395,450
Moody’s Corp.
2.63%, 01/15/23 (Call 12/15/22)[c]	4,345	4,199,573
2.75%, 07/15/19 (Call 06/15/19)	50	50,011
2.75%, 12/15/21 (Call 11/15/21)	430	423,619
3.25%, 01/15/28 (Call 10/15/27)[c]	6,515	6,227,428
4.50%, 09/01/22 (Call 06/01/22)	150	156,770
4.88%, 02/15/24 (Call 11/15/23)	3,920	4,182,914
5.50%, 09/01/20	1,500	1,587,030
Northwestern University
3.66%, 12/01/57 (Call 06/01/57)	874	824,628
3.69%, 12/01/38	1,850	1,824,488
3.87%, 12/01/48	900	893,754
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	630	569,211
3.30%, 07/15/56 (Call 01/15/56)	1,650	1,485,000
4.88%, 10/15/40	600	703,566
Princeton University
5.70%, 03/01/39	2,200	2,802,052
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	1,525	1,442,315

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.30%, 08/14/20 (Call 07/14/20)	$325	$327,915
4.00%, 06/15/25 (Call 03/15/25)	5,200	5,322,928
4.40%, 02/15/26 (Call 11/15/25)	1,427	1,510,494
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	1,181	1,181,354
3.80%, 04/01/21 (Call 03/01/21)	640	648,141
4.80%, 04/01/26 (Call 01/01/26)	1,005	1,054,325
University of Notre Dame du Lac
Series 2017
3.39%, 02/15/48 (Call 08/15/47)	1,515	1,408,738
University of Southern California
3.03%, 10/01/39	2,020	1,809,132
Series 2017
3.84%, 10/01/47 (Call 04/01/47)	1,500	1,488,465
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	1,025	1,028,854
4.13%, 09/12/22	1,757	1,807,795
5.50%, 06/15/45 (Call 12/15/44)	2,400	2,613,096
Western Union Co. (The)
3.35%, 05/22/19	1,950	1,959,399
3.60%, 03/15/22 (Call 02/15/22)	1,315	1,317,827
5.25%, 04/01/20	950	989,473
6.20%, 11/17/36	1,740	1,827,348
6.20%, 06/21/40	635	664,121
William Marsh Rice University
3.77%, 05/15/55	1,750	1,684,725

		94,232,253
COMPUTERS — 0.78%
Apple Inc.
1.10%, 08/02/19	1,920	1,884,672
1.55%, 02/07/20	7,650	7,512,529

Security	Principal (000s)	Value
1.55%, 08/04/21 (Call 07/04/21)	$2,770	$2,653,605
1.80%, 05/11/20	3,610	3,550,182
1.90%, 02/07/20	2,375	2,348,139
2.00%, 05/06/20	4,940	4,881,560
2.00%, 11/13/20	5,250	5,162,745
2.10%, 05/06/19	8,486	8,455,450
2.10%, 09/12/22 (Call 08/12/22)	1,025	986,091
2.15%, 02/09/22	1,250	1,214,375
2.25%, 02/23/21 (Call 01/23/21)	10,256	10,098,058
2.30%, 05/11/22 (Call 04/11/22)	3,700	3,602,098
2.40%, 01/13/23 (Call 12/13/22)	5,000	4,848,800
2.40%, 05/03/23	9,167	8,864,672
2.45%, 08/04/26 (Call 05/04/26)	7,630	7,059,276
2.50%, 02/09/22 (Call 01/09/22)	3,400	3,345,702
2.50%, 02/09/25	4,325	4,093,223
2.70%, 05/13/22	5,951	5,900,178
2.75%, 01/13/25 (Call 11/13/24)	5,000	4,809,900
2.85%, 05/06/21	8,457	8,467,656
2.85%, 02/23/23 (Call 12/23/22)	4,005	3,959,904
2.85%, 05/11/24 (Call 03/11/24)	2,201	2,143,466
2.90%, 09/12/27 (Call 06/12/27)	1,508	1,426,402
3.00%, 02/09/24 (Call 12/09/23)	2,395	2,363,649
3.00%, 06/20/27 (Call 03/20/27)	1,158	1,108,762
3.00%, 11/13/27 (Call 08/13/27)	5,100	4,875,753
3.20%, 05/13/25	14,628	14,479,233
3.20%, 05/11/27 (Call 02/11/27)	1,545	1,504,815
3.25%, 02/23/26 (Call 11/23/25)	5,914	5,826,000

40	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.35%, 02/09/27 (Call 11/09/26)	$4,830	$4,761,462
3.45%, 05/06/24	7,448	7,501,477
3.45%, 02/09/45	7,745	7,066,151
3.75%, 09/12/47 (Call 03/12/47)	715	681,524
3.85%, 05/04/43	9,205	8,982,791
3.85%, 08/04/46 (Call 02/04/46)	2,837	2,748,826
4.25%, 02/09/47 (Call 08/09/46)	4,140	4,267,098
4.38%, 05/13/45	4,588	4,808,637
4.45%, 05/06/44	4,123	4,382,089
4.50%, 02/23/36 (Call 08/23/35)	7,412	8,085,603
4.65%, 02/23/46 (Call 08/23/45)	9,875	10,774,909
Dell International LLC/EMC Corp.
3.48%, 06/01/19[c]	8,252	8,305,143
4.42%, 06/15/21 (Call 05/15/21)[c]	7,625	7,783,676
5.45%, 06/15/23 (Call 04/15/23)[c]	6,850	7,221,681
6.02%, 06/15/26 (Call 03/15/26)[c]	14,770	15,773,917
8.10%, 07/15/36 (Call 01/15/36)[c]	2,815	3,453,104
8.35%, 07/15/46 (Call 01/15/46)[c]	12,735	16,109,648
DXC Technology Co.
2.88%, 03/27/20	115	114,692
4.25%, 04/15/24 (Call 02/15/24)	2,735	2,797,768
4.45%, 09/18/22	5,960	6,148,515
4.75%, 04/15/27 (Call 01/15/27)	2,250	2,325,240
7.45%, 10/15/29	3,755	4,499,692
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	3,745	3,785,820
4.40%, 10/15/22 (Call 08/15/22)	1,785	1,849,653

Security	Principal (000s)	Value
4.90%, 10/15/25 (Call 07/15/25)	$15,385	$15,900,090
6.20%, 10/15/35 (Call 04/15/35)	3,905	4,187,058
6.35%, 10/15/45 (Call 04/15/45)	6,009	6,330,662
HP Inc.
3.75%, 12/01/20	2,344	2,388,724
4.05%, 09/15/22	1,227	1,260,877
4.30%, 06/01/21	3,775	3,905,841
4.38%, 09/15/21	4,046	4,199,222
4.65%, 12/09/21	2,840	2,974,502
6.00%, 09/15/41	4,108	4,343,265
IBM Credit LLC
1.80%, 01/20/21	400	388,836
2.20%, 09/08/22	2,200	2,116,290
2.65%, 02/05/21	3,000	2,981,040
3.00%, 02/06/23	1,000	990,520
International Business Machines Corp.
1.63%, 05/15/20	3,600	3,520,656
1.80%, 05/17/19	2,800	2,777,068
1.88%, 05/15/19	3,050	3,031,121
1.88%, 08/01/22	7,400	7,027,484
1.90%, 01/27/20	2,100	2,070,999
2.25%, 02/19/21	2,300	2,262,947
2.50%, 01/27/22	1,300	1,278,043
2.88%, 11/09/22	6,500	6,421,480
2.90%, 11/01/21	6,075	6,062,789
3.30%, 01/27/27	2,650	2,617,167
3.38%, 08/01/23	4,730	4,767,793
3.45%, 02/19/26	3,105	3,110,092
3.63%, 02/12/24	7,700	7,836,675
4.00%, 06/20/42	4,566	4,593,898
4.70%, 02/19/46[d]	2,750	3,099,717
5.60%, 11/30/39	1,865	2,306,968
5.88%, 11/29/32	4,038	5,054,122
6.22%, 08/01/27	975	1,182,149
6.50%, 01/15/28	915	1,129,055
7.00%, 10/30/25	1,405	1,745,165
8.38%, 11/01/19	1,100	1,202,300
NetApp Inc.
3.25%, 12/15/22 (Call 09/15/22)	1,910	1,877,606

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.38%, 06/15/21 (Call 04/15/21)	$1,040	$1,043,775
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)[c]	1,305	1,291,859
4.75%, 06/01/23	3,734	3,758,084
4.75%, 01/01/25	2,001	1,938,409
4.88%, 03/01/24 (Call 01/01/24)[c]	2,590	2,588,239
4.88%, 06/01/27 (Call 03/01/27)	3,120	2,979,319
5.75%, 12/01/34 (Call 06/01/34)	2,540	2,409,977

		424,607,894
COSMETICS & PERSONAL CARE — 0.13%
Colgate-Palmolive Co.
1.75%, 03/15/19	2,475	2,457,947
2.25%, 11/15/22	2,800	2,716,644
2.30%, 05/03/22	2,860	2,796,622
2.45%, 11/15/21	380	376,276
2.95%, 11/01/20	1,700	1,715,470
3.25%, 03/15/24	200	201,600
3.70%, 08/01/47 (Call 02/01/47)[d]	1,125	1,068,593
4.00%, 08/15/45	2,735	2,732,402
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	900	868,599
1.80%, 02/07/20	1,590	1,564,671
2.35%, 08/15/22	550	533,385
3.15%, 03/15/27 (Call 12/15/26)	1,425	1,386,083
4.15%, 03/15/47 (Call 09/15/46)	755	776,034
4.38%, 06/15/45 (Call 12/15/44)	1,870	1,975,730
6.00%, 05/15/37	750	944,543
Procter & Gamble Co. (The)
1.70%, 11/03/21	1,335	1,283,402
1.85%, 02/02/21	2,100	2,051,973
1.90%, 11/01/19	4,090	4,056,666
1.90%, 10/23/20	1,000	983,330

Security	Principal (000s)	Value
2.15%, 08/11/22	$3,105	$3,005,919
2.30%, 02/06/22	2,326	2,278,689
2.45%, 11/03/26	3,375	3,130,751
2.70%, 02/02/26	1,580	1,507,984
2.85%, 08/11/27	2,100	2,001,678
3.10%, 08/15/23	797	799,232
3.50%, 10/25/47	2,075	1,947,844
5.50%, 02/01/34	160	195,429
5.55%, 03/05/37	3,653	4,583,200
Series A
9.36%, 01/01/21	131	143,896
Unilever Capital Corp.
1.38%, 07/28/21	1,830	1,743,331
1.80%, 05/05/20	3,335	3,277,671
2.00%, 07/28/26	2,800	2,501,800
2.20%, 03/06/19	1,200	1,197,348
2.20%, 05/05/22 (Call 04/05/22)	1,550	1,502,958
2.60%, 05/05/24 (Call 03/05/24)	1,750	1,688,277
2.90%, 05/05/27 (Call 02/05/27)	1,250	1,190,438
3.10%, 07/30/25	4,365	4,293,152
4.25%, 02/10/21	2,150	2,234,882
5.90%, 11/15/32	1,350	1,695,438

		71,409,887
DISTRIBUTION & WHOLESALE — 0.01%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	1,775	1,647,040
4.20%, 05/15/47 (Call 11/15/46)	2,200	2,220,328
4.60%, 06/15/45 (Call 12/15/44)	3,294	3,500,962

		7,368,330
DIVERSIFIED FINANCIAL SERVICES — 0.85%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)	1,750	1,714,877
3.50%, 05/26/22 (Call 04/26/22)	1,720	1,712,398

42	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.50%, 01/15/25 (Call 11/15/24)	$1,000	$961,820
3.65%, 07/21/27 (Call 04/21/27)	2,295	2,161,041
3.75%, 05/15/19	3,950	3,985,431
3.88%, 01/23/28 (Call 10/23/27)	1,000	958,120
3.95%, 02/01/22 (Call 01/01/22)	3,200	3,232,192
4.25%, 07/01/20	4,500	4,600,080
4.50%, 05/15/21	3,730	3,841,266
4.63%, 10/30/20	2,250	2,326,500
4.63%, 07/01/22	3,568	3,707,759
5.00%, 10/01/21	4,150	4,347,581
Affiliated Managers Group Inc.
3.50%, 08/01/25	2,500	2,447,000
4.25%, 02/15/24	500	514,295
Air Lease Corp.
2.13%, 01/15/20	2,255	2,223,836
2.50%, 03/01/21	784	770,139
2.63%, 07/01/22 (Call 06/01/22)	2,279	2,203,383
2.75%, 01/15/23 (Call 12/15/22)	1,000	966,520
3.00%, 09/15/23 (Call 07/15/23)	1,482	1,435,702
3.25%, 03/01/25 (Call 01/01/25)	108	103,693
3.38%, 06/01/21 (Call 05/01/21)	1,657	1,664,291
3.63%, 04/01/27 (Call 01/01/27)	1,447	1,380,858
3.63%, 12/01/27 (Call 09/01/27)	1,250	1,195,337
3.75%, 02/01/22 (Call 12/01/21)	3,020	3,062,220
3.88%, 04/01/21 (Call 03/01/21)	785	799,734
4.25%, 09/15/24 (Call 06/15/24)	598	613,267
4.75%, 03/01/20	350	362,198
American Express Co.
1.55%, 05/22/18	2,298	2,293,703

Security	Principal (000s)	Value
2.20%, 10/30/20 (Call 09/29/20)	$5,100	$4,996,776
2.50%, 08/01/22 (Call 07/01/22)	2,817	2,724,011
2.65%, 12/02/22	1,779	1,729,419
3.00%, 10/30/24 (Call 09/29/24)	3,700	3,564,321
3.40%, 02/27/23 (Call 01/27/23)	2,000	1,995,960
3.63%, 12/05/24 (Call 11/04/24)	2,900	2,900,464
4.05%, 12/03/42	5,821	5,772,977
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	1,400	1,377,026
1.88%, 05/03/19 (Call 04/03/19)	785	778,445
2.13%, 03/18/19	2,625	2,615,314
2.20%, 03/03/20 (Call 02/01/20)	2,000	1,974,140
2.25%, 08/15/19	5,924	5,890,292
2.25%, 05/05/21 (Call 04/04/21)	6,085	5,936,891
2.38%, 05/26/20 (Call 04/25/20)	10,585	10,466,554
2.70%, 03/03/22 (Call 01/31/22)	3,350	3,284,775
3.30%, 05/03/27 (Call 04/03/27)	4,515	4,377,157
Series F
2.60%, 09/14/20 (Call 08/14/20)	1,867	1,849,880
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	2,794	2,639,855
3.70%, 10/15/24	3,365	3,410,764
4.00%, 10/15/23	2,520	2,605,000
5.30%, 03/15/20	750	786,907
AXA Financial Inc.
7.00%, 04/01/28	50	61,198
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	1,050	1,021,524

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.25%, 06/02/26 (Call 03/02/26)	$4,750	$4,767,290
4.70%, 09/20/47 (Call 03/20/47)	50	48,611
Brookfield Finance LLC
4.00%, 04/01/24 (Call 02/01/24)	1,940	1,961,592
Capital One Bank USA N.A.
3.38%, 02/15/23	4,010	3,954,341
Cboe Global Markets Inc.
3.65%, 01/12/27 (Call 10/12/26)	820	808,274
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	2,266	2,211,185
3.00%, 03/10/25 (Call 12/10/24)	1,660	1,613,752
3.20%, 03/02/27 (Call 12/02/26)	1,400	1,362,676
3.20%, 01/25/28 (Call 10/25/27)	900	869,355
3.23%, 09/01/22	425	424,350
3.45%, 02/13/26 (Call 11/13/25)	4,115	4,096,606
4.45%, 07/22/20	120	124,933
CME Group Inc.
3.00%, 09/15/22	1,225	1,220,688
3.00%, 03/15/25 (Call 12/15/24)	3,596	3,512,213
5.30%, 09/15/43 (Call 03/15/43)	4,097	4,986,705
Credit Suisse USA Inc.
7.13%, 07/15/32	6,162	8,207,353
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	2,720	2,662,418
3.85%, 11/21/22	1,575	1,583,426
3.95%, 11/06/24 (Call 08/06/24)	2,095	2,093,156
4.10%, 02/09/27 (Call 11/09/26)	890	878,617
5.20%, 04/27/22	2,629	2,773,122

Security	Principal (000s)	Value
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	$1,200	$1,170,648
3.80%, 08/24/27 (Call 05/24/27)	1,050	1,017,576
Eaton Vance Corp.
3.50%, 04/06/27 (Call 01/06/27)	2,500	2,468,300
Franklin Resources Inc.
2.80%, 09/15/22	2,750	2,697,832
2.85%, 03/30/25	450	435,303
4.63%, 05/20/20	650	674,460
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	17,605	17,222,443
3.37%, 11/15/25	20,769	19,989,747
4.42%, 11/15/35	25,292	24,821,822
Genpact Luxembourg Sarl
3.70%, 04/01/22 (Call 03/01/22)[c]	2,000	1,961,960
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	2,350	2,271,228
2.75%, 12/01/20 (Call 11/01/20)	5,618	5,594,180
3.10%, 09/15/27 (Call 06/15/27)	2,225	2,134,264
3.75%, 12/01/25 (Call 09/01/25)	4,715	4,792,750
4.00%, 10/15/23	2,040	2,112,665
International Lease Finance Corp.
4.63%, 04/15/21	1,190	1,228,734
5.88%, 04/01/19	675	696,722
5.88%, 08/15/22	2,955	3,222,191
6.25%, 05/15/19	2,410	2,498,182
8.25%, 12/15/20	3,874	4,359,141
8.63%, 01/15/22	1,000	1,179,470
Invesco Finance PLC
3.13%, 11/30/22	2,500	2,477,850
3.75%, 01/15/26	245	245,657
4.00%, 01/30/24	3,650	3,772,019
5.38%, 11/30/43	190	220,712

44	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	$3,645	$3,800,824
Jefferies Group LLC
5.13%, 01/20/23	1,226	1,303,079
6.25%, 01/15/36	2,550	2,812,548
6.45%, 06/08/27	1,210	1,368,716
6.50%, 01/20/43	2,030	2,276,584
6.88%, 04/15/21	1,115	1,226,823
8.50%, 07/15/19	1,200	1,286,940
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	50	47,509
4.85%, 01/15/27	1,600	1,650,992
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	1,600	1,554,672
3.75%, 02/13/25	1,910	1,895,981
4.25%, 11/14/20	1,595	1,645,593
Legg Mason Inc.
2.70%, 07/15/19	220	219,355
3.95%, 07/15/24	690	692,643
4.75%, 03/15/26	1,970	2,058,985
5.63%, 01/15/44	1,965	2,102,059
Mastercard Inc.
2.00%, 04/01/19	884	879,810
2.00%, 11/21/21 (Call 10/21/21)	1,260	1,222,855
2.95%, 11/21/26 (Call 08/21/26)	1,530	1,470,330
3.38%, 04/01/24	7,070	7,079,969
3.50%, 02/26/28 (Call 11/26/27)	265	265,591
3.80%, 11/21/46 (Call 05/21/46)	1,060	1,039,521
3.95%, 02/26/48 (Call 08/26/47)	565	569,656
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	730	723,466
4.25%, 06/01/24 (Call 03/01/24)	2,097	2,153,829
5.55%, 01/15/20	1,050	1,098,867

Security	Principal (000s)	Value
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	$2,000	$1,962,600
2.00%, 01/27/20 (Call 12/27/19)	586	578,605
2.30%, 11/15/19 (Call 10/15/19)	1,200	1,191,732
2.30%, 11/01/20 (Call 10/01/20)	1,050	1,035,867
2.30%, 09/15/22 (Call 08/15/22)	1,900	1,833,462
2.40%, 04/25/22 (Call 03/25/22)	1,605	1,559,065
2.70%, 02/15/23 (Call 12/15/22)	6,640	6,477,851
2.95%, 02/07/24 (Call 12/07/23)	1,000	980,130
3.05%, 02/15/22 (Call 11/15/21)	4,815	4,803,877
3.05%, 04/25/27 (Call 01/25/27)	1,000	961,610
3.25%, 11/01/25 (Call 08/01/25)	1,201	1,184,498
3.40%, 11/15/23 (Call 08/15/23)	2,450	2,465,729
3.40%, 02/07/28 (Call 11/07/27)	1,000	983,410
4.02%, 11/01/32 (Call 05/01/32)	1,800	1,827,126
(3 mo. LIBOR US + 2.910%)
4.75%, 04/30/43 (Call 04/30/23)[e]	10,000	10,282,200
Series C
8.00%, 03/01/32	1,015	1,427,780
Nomura Holdings Inc.
2.75%, 03/19/19	2,790	2,790,725
6.70%, 03/04/20	3,699	3,961,111
ORIX Corp.
2.90%, 07/18/22	260	254,275
3.25%, 12/04/24	1,020	990,583
3.70%, 07/18/27	2,320	2,262,394
Raymond James Financial Inc.
3.63%, 09/15/26	2,364	2,308,564
4.95%, 07/15/46	2,600	2,808,624

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.63%, 04/01/24	$900	$1,000,305
Stifel Financial Corp.
4.25%, 07/18/24	4,740	4,767,208
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	1,011	1,003,680
3.00%, 08/15/19 (Call 07/15/19)	6,874	6,877,368
3.70%, 08/04/26 (Call 05/04/26)	3,400	3,249,210
3.75%, 08/15/21 (Call 06/15/21)	90	91,165
3.95%, 12/01/27 (Call 09/01/27)	235	225,988
4.25%, 08/15/24 (Call 05/15/24)	2,765	2,785,848
4.50%, 07/23/25 (Call 04/24/25)	4,400	4,471,192
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	5,234	5,199,665
3.30%, 04/01/27 (Call 01/01/27)	607	592,013
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	1,575	1,516,315
2.20%, 12/14/20 (Call 11/14/20)	4,360	4,304,759
2.75%, 09/15/27 (Call 06/15/27)	1,300	1,223,989
2.80%, 12/14/22 (Call 10/14/22)	6,849	6,759,552
3.15%, 12/14/25 (Call 09/14/25)	16,930	16,617,641
3.65%, 09/15/47 (Call 03/15/47)	1,070	1,022,856
4.15%, 12/14/35 (Call 06/14/35)	3,718	3,917,434
4.30%, 12/14/45 (Call 06/14/45)	11,121	11,786,925
Washington Prime Group LP
5.95%, 08/15/24 (Call 06/15/24)	850	840,701

		463,404,239

Security	Principal (000s)	Value
ELECTRIC — 1.67%
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	$2,325	$2,241,463
Series E 6.65%, 02/15/33	750	942,945
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	1,195	1,154,394
3.75%, 12/01/47 (Call 06/01/47)[c]	225	216,353
4.00%, 12/01/46 (Call 06/01/46)	915	918,477
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	1,370	1,300,623
3.75%, 03/01/45 (Call 09/01/44)	2,151	2,081,415
4.10%, 01/15/42	375	371,813
4.15%, 08/15/44 (Call 02/15/44)	1,265	1,293,855
4.30%, 01/02/46 (Call 07/02/45)	2,550	2,674,542
5.50%, 03/15/41	150	175,649
6.00%, 03/01/39	205	256,746
6.13%, 05/15/38	695	872,614
Series 11-C
5.20%, 06/01/41	1,925	2,181,602
Series 17A
2.45%, 03/30/22 (Call 02/28/22)	1,345	1,311,012
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	2,325	2,312,538
3.65%, 02/15/26 (Call 11/15/25)	1,761	1,746,525
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	1,450	1,423,508
3.70%, 12/01/47 (Call 06/01/47)	2,050	1,975,113
4.15%, 03/15/46 (Call 09/15/45)	2,000	2,066,880

46	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.30%, 07/01/44 (Call 01/01/44)	$2,040	$2,126,088
4.80%, 12/15/43 (Call 06/15/43)	25	27,668
American Electric Power Co. Inc.
2.95%, 12/15/22 (Call 09/15/22)	1,145	1,132,176
Appalachian Power Co.
3.30%, 06/01/27 (Call 03/01/27)	1,500	1,457,655
4.40%, 05/15/44 (Call 11/15/43)	2,138	2,233,569
6.38%, 04/01/36	1,075	1,344,062
7.00%, 04/01/38	1,880	2,570,787
Series L
5.80%, 10/01/35	15	17,704
Series P
6.70%, 08/15/37	525	680,474
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	500	495,295
2.55%, 09/15/26 (Call 06/15/26)	1,620	1,492,733
2.95%, 09/15/27 (Call 06/15/27)	250	236,593
3.15%, 05/15/25 (Call 02/15/25)	1,000	979,030
3.35%, 06/15/24 (Call 03/15/24)	500	498,625
3.75%, 05/15/46 (Call 11/15/45)	1,385	1,330,639
4.35%, 11/15/45 (Call 05/15/45)	1,000	1,055,580
4.50%, 04/01/42 (Call 10/01/41)	1,030	1,101,873
5.05%, 09/01/41 (Call 03/01/41)	1,700	1,933,104
5.50%, 09/01/35	485	562,901
8.75%, 03/01/19	300	317,526
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	2,000	1,940,840

Security	Principal (000s)	Value
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	$674	$659,866
3.35%, 07/01/23 (Call 04/01/23)	400	401,616
3.50%, 11/15/21 (Call 08/15/21)	800	813,288
3.50%, 08/15/46 (Call 02/15/46)	2,000	1,835,440
3.75%, 08/15/47 (Call 02/15/47)	600	574,872
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	1,977	1,966,107
2.80%, 01/15/23 (Call 12/15/22)[c]	975	954,476
3.25%, 04/15/28 (Call 01/15/28)[c]	250	241,565
3.50%, 02/01/25 (Call 11/01/24)	1,695	1,701,814
3.75%, 11/15/23 (Call 08/15/23)	2,300	2,353,935
3.80%, 07/15/48 (Call 01/15/48)[c]	250	237,308
4.50%, 02/01/45 (Call 08/01/44)	2,336	2,450,768
5.15%, 11/15/43 (Call 05/15/43)	1,371	1,585,795
5.95%, 05/15/37	3,725	4,644,330
6.13%, 04/01/36	9,141	11,639,784
Black Hills Corp.
3.15%, 01/15/27 (Call 07/15/26)	465	440,415
3.95%, 01/15/26 (Call 07/15/25)	2,100	2,120,958
4.25%, 11/30/23 (Call 08/30/23)	300	309,543
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	2,150	2,078,362
2.25%, 08/01/22 (Call 05/01/22)	2,655	2,558,039

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.55%, 08/01/42 (Call 02/01/42)	$1,147	$1,083,204
3.95%, 03/01/48 (Call 09/01/47)	555	556,759
4.50%, 04/01/44 (Call 10/01/43)	1,675	1,830,222
Series AA
3.00%, 02/01/27 (Call 11/01/26)	3,300	3,166,416
Series Z
2.40%, 09/01/26 (Call 06/01/26)	2,140	1,968,522
CenterPoint Energy Inc.
2.50%, 09/01/22 (Call 08/01/22)	625	604,181
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	2,430	2,319,945
4.97%, 05/01/46 (Call 11/01/45)	1,500	1,515,705
Cleco Power LLC
6.00%, 12/01/40	210	248,468
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	3,300	3,649,767
5.95%, 12/15/36	264	316,079
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	265	249,161
3.45%, 08/15/27 (Call 05/15/27)	2,000	1,953,040
3.60%, 11/15/25 (Call 08/15/25)	1,075	1,062,971
3.88%, 03/01/24 (Call 12/01/23)	975	993,915
4.70%, 03/31/43 (Call 09/30/42)	10	10,544
4.88%, 03/01/44 (Call 09/01/43)	1,325	1,450,583
5.05%, 03/15/22 (Call 12/15/21)	2,050	2,175,398
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	400	374,160

Security	Principal (000s)	Value
2.95%, 08/15/27 (Call 05/15/27)	$1,925	$1,839,626
3.10%, 11/01/24 (Call 08/01/24)	2,950	2,891,649
3.40%, 09/01/21 (Call 06/01/21)	3,890	3,941,231
3.65%, 06/15/46 (Call 12/15/45)	1,210	1,142,821
3.70%, 03/01/45 (Call 09/01/44)	1,050	1,003,023
3.75%, 08/15/47 (Call 02/15/47)	1,500	1,440,945
4.00%, 08/01/20 (Call 05/01/20)	500	513,235
4.00%, 03/01/48 (Call 09/01/47)	1,000	1,003,610
4.35%, 11/15/45 (Call 05/15/45)	3,750	3,955,125
4.60%, 08/15/43 (Call 02/15/43)	70	76,380
4.70%, 01/15/44 (Call 07/15/43)	175	194,779
5.90%, 03/15/36	223	277,267
6.45%, 01/15/38	1,200	1,587,828
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	2,000	1,944,860
4.30%, 04/15/44 (Call 10/15/43)	750	792,960
Series A
3.20%, 03/15/27 (Call 12/15/26)	2,000	1,955,320
4.15%, 06/01/45 (Call 12/01/44)	2,125	2,189,706
Consolidated Edison Co. of New York Inc.
4.30%, 12/01/56 (Call 06/01/56)	1,925	1,967,793
5.50%, 12/01/39	1,270	1,533,614
6.30%, 08/15/37	460	596,298
2.90%, 12/01/26 (Call 09/01/26)	1,750	1,658,930

48	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.30%, 12/01/24 (Call 09/01/24)	$1,150	$1,147,044
3.85%, 06/15/46 (Call 12/15/45)	325	317,190
3.95%, 03/01/43 (Call 09/01/42)	7,001	6,954,933
4.45%, 03/15/44 (Call 09/15/43)	1,205	1,283,204
4.50%, 12/01/45 (Call 06/01/45)	1,610	1,735,564
4.63%, 12/01/54 (Call 06/01/54)	480	516,053
5.70%, 06/15/40	495	612,409
6.65%, 04/01/19	950	989,036
Series 05-A
5.30%, 03/01/35	700	807,562
Series 06-A
5.85%, 03/15/36	500	611,185
Series 06-E
5.70%, 12/01/36	695	834,271
Series 08-B
6.75%, 04/01/38	1,322	1,818,067
Series 2017
3.88%, 06/15/47 (Call 12/15/46)	130	127,375
Series C
4.00%, 11/15/57 (Call 05/15/57)	50	48,661
Consolidated Edison Inc.
2.00%, 03/15/20	1,830	1,802,404
2.00%, 05/15/21 (Call 04/15/21)	2,605	2,528,126
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	1,865	1,850,957
3.13%, 08/31/24 (Call 05/31/24)	500	493,765
3.25%, 08/15/46 (Call 02/15/46)	2,250	2,006,820
3.38%, 08/15/23 (Call 05/15/23)	1,100	1,106,050
3.95%, 05/15/43 (Call 11/15/42)	500	503,505

Security	Principal (000s)	Value
3.95%, 07/15/47 (Call 01/15/47)	$2,000	$2,020,420
4.35%, 08/31/64 (Call 02/28/64)	35	34,815
6.70%, 09/15/19	50	52,925
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	300	296,055
4.15%, 05/15/45 (Call 11/15/44)	1,250	1,272,875
Dominion Energy Inc.
2.58%, 07/01/20	1,880	1,856,763
2.75%, 01/15/22 (Call 12/15/21)	1,350	1,322,527
2.96%, 07/01/19[b]	675	676,478
3.63%, 12/01/24 (Call 09/01/24)	2,650	2,645,733
3.90%, 10/01/25 (Call 07/01/25)	2,620	2,643,056
4.10%, 04/01/21[b]	295	301,056
4.45%, 03/15/21	2,642	2,745,064
4.70%, 12/01/44 (Call 06/01/44)	1,625	1,711,986
5.20%, 08/15/19	1,250	1,287,850
7.00%, 06/15/38	3,865	5,102,380
(3 mo. LIBOR US + 3.057%)
5.75%, 10/01/54 (Call 10/01/24)[e]	1,000	1,066,350
Series B
1.60%, 08/15/19	488	479,982
5.95%, 06/15/35	1,060	1,270,219
Series C
2.00%, 08/15/21 (Call 07/15/21)	1,900	1,826,489
4.05%, 09/15/42 (Call 03/15/42)	2,015	1,940,667
4.90%, 08/01/41 (Call 02/01/41)	1,240	1,336,038
Series D
2.85%, 08/15/26 (Call 05/15/26)	3,900	3,639,714
Series F
5.25%, 08/01/33	1,565	1,746,243

SCHEDULE OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	$1,040	$1,017,286
3.65%, 03/15/24 (Call 12/15/23)	3,030	3,111,689
3.70%, 03/15/45 (Call 09/15/44)	1,810	1,747,555
3.70%, 06/01/46 (Call 12/01/45)	810	778,313
3.75%, 08/15/47 (Call 02/15/47)	2,125	2,050,200
3.80%, 03/15/27 (Call 12/15/26)	1,800	1,800,828
3.90%, 06/01/21 (Call 03/01/21)	1,350	1,385,073
3.95%, 06/15/42 (Call 12/15/41)	5	4,921
4.30%, 07/01/44 (Call 01/01/44)	1,550	1,632,816
5.70%, 10/01/37	150	183,050
Series A
6.63%, 06/01/36	620	812,479
DTE Energy Co.
1.50%, 10/01/19	2,420	2,374,093
2.85%, 10/01/26 (Call 07/01/26)	3,425	3,181,893
3.30%, 06/15/22 (Call 04/15/22)	700	698,019
3.85%, 12/01/23 (Call 09/01/23)	1,425	1,455,267
Series C
3.50%, 06/01/24 (Call 03/01/24)	550	548,405
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	2,270	2,203,217
2.95%, 12/01/26 (Call 09/01/26)	2,950	2,828,519
3.05%, 03/15/23 (Call 02/15/23)	2,255	2,247,874
3.70%, 12/01/47 (Call 06/01/47)	1,000	958,010
3.75%, 06/01/45 (Call 12/01/44)	1,062	1,023,439

Security	Principal (000s)	Value
3.88%, 03/15/46 (Call 09/15/45)	$2,890	$2,851,968
3.90%, 06/15/21 (Call 03/15/21)	2,085	2,152,262
3.95%, 03/15/48 (Call 09/15/47)	500	496,960
4.00%, 09/30/42 (Call 03/30/42)	262	263,449
4.25%, 12/15/41 (Call 06/15/41)	405	423,711
5.30%, 02/15/40	570	678,528
6.00%, 01/15/38	451	571,606
6.05%, 04/15/38	540	692,069
6.10%, 06/01/37	3,530	4,434,562
6.45%, 10/15/32	25	31,616
Series A
6.00%, 12/01/28	1,335	1,586,527
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	3,753	3,593,385
2.40%, 08/15/22 (Call 07/15/22)	65	62,854
2.65%, 09/01/26 (Call 06/01/26)	2,860	2,623,964
3.05%, 08/15/22 (Call 05/15/22)	2,500	2,480,025
3.15%, 08/15/27 (Call 05/15/27)	765	724,379
3.55%, 09/15/21 (Call 06/15/21)	2,876	2,918,536
3.75%, 04/15/24 (Call 01/15/24)	730	739,760
3.75%, 09/01/46 (Call 03/01/46)	3,505	3,189,830
3.95%, 10/15/23 (Call 07/15/23)	750	769,883
3.95%, 08/15/47 (Call 02/15/47)	35	32,949
4.80%, 12/15/45 (Call 06/15/45)	5,825	6,305,446
5.05%, 09/15/19	1,124	1,162,542
Duke Energy Florida LLC
1.85%, 01/15/20	2,260	2,225,761

50	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.10%, 08/15/21 (Call 05/15/21)	$1,750	$1,763,352
3.20%, 01/15/27 (Call 10/15/26)	1,200	1,170,216
3.40%, 10/01/46 (Call 04/01/46)	4,610	4,162,461
3.85%, 11/15/42 (Call 05/15/42)	860	842,155
5.65%, 04/01/40	350	435,117
6.35%, 09/15/37	125	164,970
6.40%, 06/15/38	1,935	2,579,665
Duke Energy Florida Project Finance LLC
Series 2035
3.11%, 09/01/36	100	89,651
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	3,500	3,331,965
6.35%, 08/15/38	55	72,455
6.45%, 04/01/39	3,450	4,606,336
Series WWW
4.90%, 07/15/43 (Call 01/15/43)	50	56,774
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	750	717,038
3.80%, 09/01/23 (Call 06/01/23)	475	488,086
5.45%, 04/01/19	1,666	1,714,364
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	900	893,421
3.00%, 09/15/21 (Call 06/15/21)	1,920	1,927,910
3.25%, 08/15/25 (Call 05/15/25)	1,155	1,142,884
3.60%, 09/15/47 (Call 03/15/47)	2,500	2,344,825
3.70%, 10/15/46 (Call 04/15/46)	1,625	1,552,899
4.10%, 05/15/42 (Call 11/15/41)	290	295,258

Security	Principal (000s)	Value
4.10%, 03/15/43 (Call 09/15/42)	$775	$789,431
4.15%, 12/01/44 (Call 06/01/44)	1,098	1,124,791
4.20%, 08/15/45 (Call 02/15/45)	1,890	1,945,169
4.38%, 03/30/44 (Call 09/30/43)	2,240	2,384,122
6.30%, 04/01/38	840	1,106,465
Edison International
2.13%, 04/15/20	1,750	1,723,995
2.40%, 09/15/22 (Call 08/15/22)	2,200	2,113,936
2.95%, 03/15/23 (Call 01/15/23)	3,000	2,932,110
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	2,050	2,093,234
Emera U.S. Finance LP
2.15%, 06/15/19	180	178,256
2.70%, 06/15/21 (Call 05/15/21)	3,850	3,777,543
3.55%, 06/15/26 (Call 03/15/26)	2,385	2,293,321
4.75%, 06/15/46 (Call 12/15/45)	2,798	2,808,129
Enel Americas SA
4.00%, 10/25/26 (Call 07/25/26)	150	148,232
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	1,650	1,646,749
3.70%, 06/01/24 (Call 03/01/24)	3,135	3,198,358
3.75%, 02/15/21 (Call 11/15/20)	2,725	2,783,778
4.95%, 12/15/44 (Call 12/15/24)	245	248,690
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	3,334	3,135,227
4.00%, 07/15/22 (Call 05/15/22)	1,247	1,278,050

SCHEDULE OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Entergy Gulf States Louisiana LLC
5.59%, 10/01/24	$30	$33,853
6.00%, 05/01/18	1,000	1,005,880
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	2,520	2,306,632
3.05%, 06/01/31 (Call 03/01/31)	1,775	1,639,851
3.12%, 09/01/27 (Call 06/01/27)	850	819,587
3.25%, 04/01/28 (Call 01/01/28)	3,900	3,771,456
4.95%, 01/15/45 (Call 01/15/25)	540	546,226
Entergy Mississippi Inc.
2.85%, 06/01/28 (Call 03/01/28)	3,670	3,418,091
Entergy Texas Inc.
5.15%, 06/01/45 (Call 06/01/25)	25	25,853
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	1,475	1,450,058
2.80%, 05/01/23 (Call 02/01/23)	720	698,717
2.90%, 10/01/24 (Call 08/01/24)	1,350	1,294,069
3.35%, 03/15/26 (Call 12/15/25)	1,670	1,626,964
Series H
3.15%, 01/15/25 (Call 10/15/24)	515	501,646
Series K
2.75%, 03/15/22 (Call 02/15/22)	1,050	1,034,072
Series M
3.30%, 01/15/28 (Call 10/15/27)	100	96,360
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	270	264,713
2.85%, 06/15/20 (Call 05/15/20)	1,623	1,613,976

Security	Principal (000s)	Value
3.40%, 04/15/26 (Call 01/15/26)	$3,080	$2,993,082
3.50%, 06/01/22 (Call 05/01/22)	1,110	1,109,212
3.95%, 06/15/25 (Call 03/15/25)	4,845	4,898,392
4.45%, 04/15/46 (Call 10/15/45)	1,206	1,228,347
4.95%, 06/15/35 (Call 12/15/34)	1,545	1,693,150
5.10%, 06/15/45 (Call 12/15/44)	2,415	2,692,266
5.15%, 12/01/20 (Call 09/01/20)	3,824	4,005,716
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	2,968	2,967,228
3.40%, 03/15/22 (Call 02/15/22)	2,280	2,284,628
4.00%, 10/01/20 (Call 07/01/20)	700	715,015
4.25%, 06/15/22 (Call 03/15/22)	4,163	4,293,135
5.20%, 10/01/19	265	274,389
5.60%, 06/15/42 (Call 12/15/41)	3,370	3,523,369
5.75%, 10/01/41 (Call 04/01/41)	1,250	1,322,712
6.25%, 10/01/39	1,775	1,984,823
FirstEnergy Corp.
Series A
2.85%, 07/15/22 (Call 05/15/22)	50	48,540
Series B
3.90%, 07/15/27 (Call 04/15/27)	325	321,272
4.25%, 03/15/23 (Call 12/15/22)	2,055	2,115,253
Series C
4.85%, 07/15/47 (Call 01/15/47)	1,100	1,153,658
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	300	295,743

52	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.25%, 06/01/24 (Call 12/01/23)	$1,750	$1,757,210
3.70%, 12/01/47 (Call 06/01/47)	4,100	3,944,446
3.80%, 12/15/42 (Call 06/15/42)	520	509,865
4.05%, 06/01/42 (Call 12/01/41)	1,375	1,399,777
4.05%, 10/01/44 (Call 04/01/44)	1,283	1,308,686
4.13%, 02/01/42 (Call 08/01/41)	3,190	3,290,102
5.25%, 02/01/41 (Call 08/01/40)	1,505	1,795,254
5.63%, 04/01/34	150	179,573
5.65%, 02/01/37	2,482	3,039,234
5.69%, 03/01/40	710	887,188
5.95%, 02/01/38	3,779	4,811,196
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)	1,735	1,668,740
3.06%, 10/04/26 (Call 07/04/26)	3,745	3,483,374
Georgia Power Co.
2.00%, 03/30/20	1,400	1,380,022
2.00%, 09/08/20	1,235	1,212,091
2.40%, 04/01/21 (Call 03/01/21)	1,000	985,220
3.25%, 03/30/27 (Call 12/30/26)	2,200	2,133,142
4.30%, 03/15/42	5,096	5,223,961
4.30%, 03/15/43	1,108	1,121,396
5.40%, 06/01/40	1,905	2,209,190
5.95%, 02/01/39	175	214,036
Series 07-A
5.65%, 03/01/37	650	748,417
Series 10-C
4.75%, 09/01/40	825	885,374
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	2,001	2,084,362
5.29%, 06/15/22 (Call 03/15/22)[b]	1,150	1,223,370

Security	Principal (000s)	Value
Gulf Power Co.
3.30%, 05/30/27 (Call 02/28/27)	$500	$485,895
Iberdrola International BV
6.75%, 07/15/36	1,190	1,494,426
Indiana Michigan Power Co.
6.05%, 03/15/37	215	266,007
7.00%, 03/15/19	2,622	2,735,480
Series J
3.20%, 03/15/23 (Call 12/15/22)	1,500	1,490,985
Series K
4.55%, 03/15/46 (Call 09/15/45)	2,780	2,985,053
Series L
3.75%, 07/01/47 (Call 01/01/47)	1,000	945,190
Integrys Holding Inc.
4.17%, 11/01/20	850	873,018
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	1,475	1,443,479
3.70%, 09/15/46 (Call 03/15/46)	1,400	1,311,618
4.70%, 10/15/43 (Call 04/15/43)	150	159,825
6.25%, 07/15/39	40	50,841
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)[c]	680	662,796
3.25%, 06/30/26 (Call 03/30/26)	250	240,580
3.35%, 11/15/27 (Call 08/15/27)[c]	1,550	1,490,185
3.65%, 06/15/24 (Call 03/15/24)	300	301,812
4.05%, 07/01/23 (Call 04/01/23)[d]	150	154,307
5.30%, 07/01/43 (Call 01/01/43)	100	113,819
Jersey Central Power & Light Co.
6.15%, 06/01/37	1,050	1,271,392

SCHEDULE OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	$25	$24,791
3.65%, 08/15/25 (Call 05/15/25)	1,000	999,120
4.20%, 06/15/47 (Call 12/15/46)	1,100	1,100,880
4.20%, 03/15/48 (Call 09/15/47)	900	908,064
5.30%, 10/01/41 (Call 04/01/41)	1,570	1,810,084
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	325	328,790
3.30%, 10/01/25 (Call 07/01/25)	1,000	988,190
4.38%, 10/01/45 (Call 04/01/45)	1,550	1,612,000
5.13%, 11/01/40 (Call 05/01/40)	1,081	1,261,365
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	1,100	1,120,229
4.38%, 10/01/21 (Call 07/01/21)	2,475	2,567,837
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	1,375	1,442,141
4.65%, 11/15/43 (Call 05/15/43)	25	27,054
Series 25
3.30%, 10/01/25 (Call 07/01/25)	1,100	1,086,932
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	600	598,728
3.10%, 05/01/27 (Call 02/01/27)	1,150	1,113,464
3.50%, 10/15/24 (Call 07/15/24)	3,125	3,179,969
3.65%, 08/01/48 (Call 02/01/48)	1,000	946,370
3.70%, 09/15/23 (Call 06/15/23)	2,800	2,843,568

Security	Principal (000s)	Value
3.95%, 08/01/47 (Call 02/01/47)	$1,175	$1,178,772
4.25%, 05/01/46 (Call 11/01/45)	700	733,117
4.40%, 10/15/44 (Call 04/15/44)	275	294,088
4.80%, 09/15/43 (Call 03/15/43)	520	588,146
5.80%, 10/15/36	628	778,287
6.75%, 12/30/31	35	45,626
Mississippi Power Co.
Series 12-A
4.25%, 03/15/42	2,375	2,192,410
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	2,905	3,402,133
7.13%, 03/15/19	1,290	1,349,753
Series R
6.75%, 07/01/37	500	674,935
NextEra Energy Capital Holdings Inc.
2.30%, 04/01/19	2,525	2,514,546
2.40%, 09/15/19 (Call 08/15/19)	1,195	1,188,750
2.70%, 09/15/19 (Call 08/15/19)	2,225	2,222,864
2.80%, 01/15/23 (Call 12/15/22)	1,505	1,479,234
3.55%, 05/01/27 (Call 02/01/27)	2,561	2,507,834
3.63%, 06/15/23 (Call 03/15/23)	250	251,463
4.50%, 06/01/21 (Call 03/01/21)	143	148,624
(3 mo. LIBOR US + 2.409%)
4.80%, 12/01/77 (Call 12/01/27)[e]	50	49,387
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	2,755	2,653,836
2.20%, 08/15/20 (Call 07/15/20)	490	483,777
2.60%, 05/15/23 (Call 11/15/22)	1,000	976,360

54	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.40%, 08/15/42 (Call 02/15/42)	$450	$416,826
3.60%, 05/15/46 (Call 11/15/45)	206	194,297
4.00%, 08/15/45 (Call 02/15/45)	670	673,926
4.13%, 05/15/44 (Call 11/15/43)	510	523,449
4.85%, 08/15/40 (Call 02/15/40)	65	72,269
5.35%, 11/01/39	265	314,876
6.20%, 07/01/37	125	161,868
6.25%, 06/01/36	835	1,075,722
NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	1,730	1,752,127
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	1,366	1,320,840
2.70%, 06/01/26 (Call 03/01/26)	950	887,395
3.20%, 05/15/27 (Call 02/15/27)	1,755	1,706,141
3.25%, 11/15/25 (Call 08/15/25)	1,360	1,325,021
4.40%, 03/01/44 (Call 09/01/43)	1,350	1,445,755
5.50%, 03/15/40	100	120,508
Oglethorpe Power Corp.
4.20%, 12/01/42	150	142,812
4.25%, 04/01/46 (Call 10/01/45)	1,550	1,442,848
4.55%, 06/01/44	1,883	1,844,624
5.38%, 11/01/40	970	1,088,495
6.10%, 03/15/19	700	722,855
Ohio Edison Co.
6.88%, 07/15/36	640	838,355
8.25%, 10/15/38	900	1,323,495
Ohio Power Co.
6.05%, 05/01/18	250	251,443
Series G 6.60%, 02/15/33	30	39,302
Series M 5.38%, 10/01/21	458	495,304

Security	Principal (000s)	Value
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	$1,525	$1,501,179
4.15%, 04/01/47 (Call 10/01/46)	900	927,810
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	7,085	7,019,676
2.95%, 04/01/25 (Call 01/01/25)	100	96,743
3.75%, 04/01/45 (Call 10/01/44)	470	450,998
3.80%, 09/30/47 (Call 03/30/47)[c]	400	386,736
4.10%, 06/01/22 (Call 03/01/22)	525	542,561
4.55%, 12/01/41 (Call 06/01/41)	445	482,629
5.25%, 09/30/40	765	903,274
5.30%, 06/01/42 (Call 12/01/41)	1,748	2,079,211
7.00%, 09/01/22	4,843	5,591,050
7.00%, 05/01/32	350	462,228
7.25%, 01/15/33	545	748,116
7.50%, 09/01/38	1,244	1,792,716
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	615	591,396
2.95%, 03/01/26 (Call 12/01/25)	2,225	2,075,280
3.25%, 09/15/21 (Call 06/15/21)	1,250	1,253,312
3.25%, 06/15/23 (Call 03/15/23)	7,000	6,912,850
3.30%, 03/15/27 (Call 12/15/26)	250	237,055
3.30%, 12/01/27 (Call 09/01/27)[c]	1,050	994,266
3.40%, 08/15/24 (Call 05/15/24)	3,430	3,387,331
3.50%, 10/01/20 (Call 07/01/20)	4,725	4,781,275
3.50%, 06/15/25 (Call 03/15/25)	6,340	6,206,163

SCHEDULE OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.75%, 02/15/24 (Call 11/15/23)	$4,450	$4,487,602
3.85%, 11/15/23 (Call 08/15/23)	200	203,210
3.95%, 12/01/47 (Call 06/01/47)[c]	1,000	900,270
4.00%, 12/01/46 (Call 06/01/46)	2,750	2,534,620
4.25%, 05/15/21 (Call 02/15/21)	309	318,539
4.25%, 03/15/46 (Call 09/15/45)	6,690	6,371,957
4.30%, 03/15/45 (Call 09/15/44)	835	801,767
4.45%, 04/15/42 (Call 10/15/41)	395	391,931
4.50%, 12/15/41 (Call 06/15/41)	430	441,116
4.60%, 06/15/43 (Call 12/15/42)	1,585	1,598,298
4.75%, 02/15/44 (Call 08/15/43)	2,340	2,378,704
5.13%, 11/15/43 (Call 05/15/43)	1,400	1,500,366
5.40%, 01/15/40	925	1,028,748
5.80%, 03/01/37	2,240	2,592,800
6.05%, 03/01/34	6,923	8,105,171
6.25%, 03/01/39	25	30,447
6.35%, 02/15/38	355	434,488
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	200	199,986
3.35%, 07/01/25 (Call 04/01/25)	1,595	1,579,018
3.60%, 04/01/24 (Call 01/01/24)	1,700	1,729,155
3.85%, 06/15/21 (Call 03/15/21)	1,355	1,393,550
4.10%, 02/01/42 (Call 08/01/41)	2,415	2,466,439
6.00%, 01/15/39	990	1,275,308
6.10%, 08/01/36	165	209,769
6.25%, 10/15/37	124	161,364

Security	Principal (000s)	Value
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	$2,000	$1,916,080
2.38%, 09/15/22 (Call 06/15/22)	935	908,998
3.15%, 10/15/25 (Call 07/15/25)	6,400	6,261,952
3.70%, 09/15/47 (Call 03/15/47)	425	406,479
4.15%, 10/01/44 (Call 04/01/44)	335	343,633
4.80%, 10/15/43 (Call 04/15/43)	900	1,005,012
5.95%, 10/01/36	630	789,491
Pennsylvania Electric Co.
6.15%, 10/01/38	100	119,169
Portland General Electric Co.
6.10%, 04/15/19	1,200	1,244,580
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	3,500	3,562,195
4.15%, 03/15/43 (Call 09/15/42)	1,250	1,284,025
7.90%, 12/15/38	525	776,260
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	1,350	1,283,350
3.40%, 06/01/23 (Call 03/01/23)	205	204,537
3.95%, 03/15/24 (Call 12/15/23)	558	569,629
4.20%, 06/15/22 (Call 03/15/22)	3,498	3,614,239
4.70%, 06/01/43 (Call 12/01/42)	225	237,467
5.00%, 03/15/44 (Call 09/15/43)	2,600	2,846,454
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,200	2,204,620
3.95%, 06/01/47 (Call 12/01/46)	2,000	1,994,720
4.15%, 10/01/45 (Call 04/01/45)	1,050	1,080,103

56	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.20%, 07/15/41 (Call 01/15/41)	$390	$447,591
6.25%, 05/15/39	1,500	1,975,995
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	2,146	2,136,236
4.40%, 01/15/21 (Call 10/15/20)	2,150	2,224,153
4.88%, 12/01/19	400	413,376
6.00%, 12/01/39	2,375	2,954,524
7.05%, 03/15/19	1,050	1,096,231
7.75%, 03/01/31	275	374,033
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	1,450	1,447,636
4.15%, 09/15/21 (Call 06/15/21)	1,525	1,564,467
4.30%, 11/15/23 (Call 08/15/23)	80	83,013
5.13%, 04/15/20	300	313,713
8.63%, 04/15/31	1,200	1,565,424
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	3,250	3,127,377
2.90%, 05/15/25 (Call 11/15/24)	3,040	2,915,299
3.20%, 11/15/20 (Call 05/15/20)	8	8,078
3.55%, 06/15/46 (Call 12/15/45)	3,356	3,074,801
3.60%, 09/15/42 (Call 03/15/42)	226	213,428
3.80%, 06/15/47 (Call 12/15/46)	2,950	2,873,447
4.30%, 03/15/44 (Call 09/15/43)	2,755	2,896,249
4.75%, 08/15/41 (Call 02/15/41)	396	432,285
5.13%, 06/01/19	2,380	2,451,210
6.25%, 09/01/37	25	32,475
Public Service Co. of Oklahoma
4.40%, 02/01/21	1,400	1,452,080

Security	Principal (000s)	Value
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	$1,265	$1,229,985
2.00%, 08/15/19 (Call 07/15/19)	900	891,468
2.25%, 09/15/26 (Call 06/15/26)	2,250	2,051,932
2.38%, 05/15/23 (Call 02/15/23)	1,600	1,542,144
3.00%, 05/15/27 (Call 02/15/27)	1,000	957,610
3.05%, 11/15/24 (Call 08/15/24)	1,075	1,058,542
3.15%, 08/15/24 (Call 05/15/24)	1,220	1,203,298
3.60%, 12/01/47 (Call 06/01/47)	1,665	1,573,575
3.65%, 09/01/42 (Call 03/01/42)	1,775	1,705,580
3.80%, 01/01/43 (Call 07/01/42)	295	289,059
3.80%, 03/01/46 (Call 09/01/45)	1,920	1,882,464
4.05%, 05/01/45 (Call 11/01/44)	1,030	1,034,656
4.15%, 11/01/45 (Call 05/01/45)	925	942,668
5.38%, 11/01/39	925	1,093,174
5.50%, 03/01/40	21	25,600
5.80%, 05/01/37	183	225,386
Series I
1.80%, 06/01/19 (Call 05/01/19)	190	188,026
4.00%, 06/01/44 (Call 12/01/43)	1,170	1,165,694
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	2,000	1,913,800
2.65%, 11/15/22 (Call 10/15/22)	750	729,758

SCHEDULE OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	$7,923	$7,901,449
5.63%, 07/15/22 (Call 04/15/22)	450	487,890
6.00%, 09/01/21	515	560,124
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)	5	5,242
4.43%, 11/15/41 (Call 05/15/41)	1,400	1,482,348
5.76%, 10/01/39	565	695,187
5.76%, 07/15/40	200	243,536
5.80%, 03/15/40	465	581,055
6.27%, 03/15/37	500	644,640
7.02%, 12/01/27	65	80,011
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,650	1,536,810
3.00%, 08/15/21	495	497,272
3.95%, 11/15/41	1,875	1,866,675
4.30%, 04/01/42 (Call 10/01/41)	20	20,779
4.50%, 08/15/40	126	137,815
6.00%, 06/01/26	455	524,883
6.00%, 06/01/39	500	640,085
Series NNN
3.60%, 09/01/23 (Call 06/01/23)	1,000	1,022,530
Series RRR
3.75%, 06/01/47 (Call 12/01/46)	2,400	2,336,544
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	4,750	4,445,905
South Carolina Electric & Gas Co.
4.10%, 06/15/46 (Call 12/15/45)	3,475	3,318,104
4.35%, 02/01/42 (Call 08/01/41)	1,454	1,441,685
4.50%, 06/01/64 (Call 12/01/63)	215	203,457

Security	Principal (000s)	Value
4.60%, 06/15/43 (Call 12/15/42)	$420	$430,760
5.10%, 06/01/65 (Call 12/01/64)	160	167,250
5.30%, 05/15/33	15	16,460
5.45%, 02/01/41 (Call 08/01/40)	815	910,094
6.05%, 01/15/38	1,250	1,491,650
Southern California Edison Co.
1.85%, 02/01/22	220	215,514
3.88%, 06/01/21 (Call 03/01/21)	2,910	2,992,848
4.00%, 04/01/47 (Call 10/01/46)	2,715	2,722,548
4.05%, 03/15/42 (Call 09/15/41)	200	201,762
4.50%, 09/01/40 (Call 03/01/40)	440	469,247
4.65%, 10/01/43 (Call 04/01/43)	3,476	3,794,367
5.50%, 03/15/40	752	918,124
5.63%, 02/01/36	425	508,024
5.75%, 04/01/35	200	242,412
6.00%, 01/15/34	25	30,789
6.05%, 03/15/39	4,927	6,307,447
6.65%, 04/01/29	25	30,333
Series 05-E
5.35%, 07/15/35	850	992,715
Series 06-E
5.55%, 01/15/37	315	376,800
Series 08-A
5.95%, 02/01/38	375	472,253
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	290	286,175
Series C
3.60%, 02/01/45 (Call 08/01/44)	2,200	2,057,814
Southern Co. (The)
1.85%, 07/01/19	3,449	3,410,509
2.15%, 09/01/19 (Call 08/01/19)	2,765	2,741,138
2.35%, 07/01/21 (Call 06/01/21)	5,301	5,153,632

58	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.75%, 06/15/20 (Call 05/15/20)	$7,255	$7,209,801
2.95%, 07/01/23 (Call 05/01/23)	6,558	6,368,277
3.25%, 07/01/26 (Call 04/01/26)	7,820	7,445,735
4.25%, 07/01/36 (Call 01/01/36)	2,423	2,431,262
4.40%, 07/01/46 (Call 01/01/46)	3,717	3,726,032
Series B
(3 mo. LIBOR US + 3.630%)
5.50%, 03/15/57 (Call 03/15/22)[e]	553	572,421
Southern Power Co.
1.95%, 12/15/19	2,025	1,991,203
2.38%, 06/01/20 (Call 05/01/20)	520	513,016
2.50%, 12/15/21 (Call 11/15/21)	2,200	2,139,500
4.15%, 12/01/25 (Call 09/01/25)	2,750	2,827,550
5.15%, 09/15/41	1,730	1,867,881
5.25%, 07/15/43	250	271,378
Series F
4.95%, 12/15/46 (Call 06/15/46)	500	528,000
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	840	847,577
3.90%, 04/01/45 (Call 10/01/44)	2,242	2,153,531
Series K
2.75%, 10/01/26 (Call 07/01/26)	1,505	1,403,548
Series L
3.85%, 02/01/48 (Call 08/01/47)	1,250	1,194,625
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	250	225,248

Security	Principal (000s)	Value
3.70%, 08/15/47 (Call 02/15/47)	$1,850	$1,764,622
4.50%, 08/15/41 (Call 02/15/41)	525	562,307
6.00%, 10/01/36	75	90,431
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	800	816,160
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	3,310	3,183,426
4.10%, 06/15/42 (Call 12/15/41)	341	330,617
4.20%, 05/15/45 (Call 11/15/44)	25	24,264
4.35%, 05/15/44 (Call 11/15/43)	1,710	1,724,039
6.10%, 05/15/18	150	151,163
6.15%, 05/15/37	14	17,202
TECO Finance Inc.
5.15%, 03/15/20	440	457,560
Toledo Edison Co. (The)
6.15%, 05/15/37	3,305	4,095,688
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	1,700	1,721,760
6.50%, 03/15/40	125	123,566
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	75	71,942
5.15%, 11/15/21 (Call 08/15/21)	1,430	1,519,875
UIL Holdings Corp.
4.63%, 10/01/20	800	828,512
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	1,875	1,799,681
3.50%, 04/15/24 (Call 01/15/24)	1,700	1,724,837
3.65%, 04/15/45 (Call 10/15/44)	210	201,543
3.90%, 09/15/42 (Call 03/15/42)	260	258,365
8.45%, 03/15/39	35	54,444

SCHEDULE OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	$373	$364,887
2.95%, 01/15/22 (Call 10/15/21)	800	795,136
2.95%, 11/15/26 (Call 08/15/26)	835	796,331
3.10%, 05/15/25 (Call 02/15/25)	1,000	976,480
3.45%, 02/15/24 (Call 11/15/23)	200	201,276
4.00%, 01/15/43 (Call 07/15/42)	290	287,616
4.00%, 11/15/46 (Call 05/15/46)	480	478,190
4.20%, 05/15/45 (Call 11/15/44)	1,145	1,173,705
4.45%, 02/15/44 (Call 08/15/43)	912	971,499
6.35%, 11/30/37	770	999,237
8.88%, 11/15/38	2,487	4,086,638
Series A
3.15%, 01/15/26 (Call 10/15/25)	1,020	994,123
3.50%, 03/15/27 (Call 12/15/26)	1,105	1,097,939
6.00%, 05/15/37	1,110	1,390,719
Series B
3.80%, 09/15/47 (Call 03/15/47)	1,255	1,211,464
6.00%, 01/15/36	875	1,086,137
Series D
4.65%, 08/15/43 (Call 02/15/43)	3,165	3,455,357
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	340	337,413
3.55%, 06/15/25 (Call 03/15/25)	1,655	1,655,232
Westar Energy Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,250	1,163,137
3.10%, 04/01/27 (Call 01/01/27)	1,350	1,308,879

Security	Principal (000s)	Value
3.25%, 12/01/25 (Call 09/01/25)	$1,275	$1,243,979
4.10%, 04/01/43 (Call 10/01/42)	260	264,108
4.13%, 03/01/42 (Call 09/01/41)	607	615,456
4.25%, 12/01/45 (Call 06/01/45)	2,515	2,615,550
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	1,150	1,150,287
3.10%, 06/01/25 (Call 03/01/25)	1,845	1,799,687
3.65%, 12/15/42 (Call 06/15/42)	15	13,969
4.25%, 12/15/19	100	102,666
4.25%, 06/01/44 (Call 12/01/43)	480	493,507
4.30%, 12/15/45 (Call 06/15/45)	1,115	1,147,123
5.70%, 12/01/36	140	169,151
Wisconsin Power & Light Co.
3.05%, 10/15/27 (Call 07/15/27)	965	930,009
4.10%, 10/15/44 (Call 04/15/44)	2,850	2,840,994
5.00%, 07/15/19	50	51,536
6.38%, 08/15/37	65	84,257
Wisconsin Public Service Corp.
3.67%, 12/01/42	93	88,279
4.75%, 11/01/44 (Call 05/01/44)	340	381,861
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	2,225	2,187,865
2.60%, 03/15/22 (Call 02/15/22)	1,505	1,473,831
3.30%, 06/01/25 (Call 12/01/24)	914	897,393
3.35%, 12/01/26 (Call 06/01/26)	2,100	2,056,467
4.70%, 05/15/20 (Call 11/15/19)	475	489,763

60	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.80%, 09/15/41 (Call 03/15/41)	$65	$70,452
6.50%, 07/01/36	350	454,937

		915,334,834
ELECTRICAL COMPONENTS & EQUIPMENT — 0.02%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	60	59,418
3.15%, 06/01/25 (Call 03/01/25)	3,205	3,166,732
4.25%, 11/15/20	1,825	1,894,149
5.25%, 11/15/39	1,250	1,452,500
6.00%, 08/15/32	15	18,143
6.13%, 04/15/39	35	43,732
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	1,400	1,369,438
3.50%, 02/15/28 (Call 11/15/27)	1,310	1,278,717
Legrand France SA
8.50%, 02/15/25	1,050	1,325,604

		10,608,433
ELECTRONICS — 0.18%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)	1,470	1,369,614
3.20%, 10/01/22 (Call 07/01/22)	350	346,469
3.88%, 07/15/23 (Call 04/15/23)	3,100	3,150,313
5.00%, 07/15/20	569	595,715
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	1,775	1,716,585
3.55%, 10/01/27 (Call 07/01/27)	635	609,625
Amphenol Corp.
2.20%, 04/01/20	600	593,604
3.13%, 09/15/21 (Call 08/15/21)	1,075	1,076,774
3.20%, 04/01/24 (Call 02/01/24)	935	915,861

Security	Principal (000s)	Value
4.00%, 02/01/22 (Call 11/01/21)	$400	$410,036
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	675	646,967
3.50%, 04/01/22 (Call 02/01/22)	2,250	2,238,772
3.88%, 01/12/28 (Call 10/12/27)	1,185	1,152,555
4.00%, 04/01/25 (Call 01/01/25)	2,135	2,122,339
4.50%, 03/01/23 (Call 12/01/22)	950	978,671
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	900	910,593
4.88%, 12/01/22	3,150	3,278,047
5.88%, 06/15/20	200	210,734
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	1,925	1,901,303
3.70%, 11/15/23 (Call 08/15/23)	175	176,675
4.25%, 08/15/20	5,000	5,152,450
4.70%, 03/15/37	150	160,185
4.75%, 03/15/42	2,500	2,654,025
5.75%, 08/15/40	2,174	2,545,602
6.63%, 05/15/19	1,150	1,200,956
Flex Ltd.
4.63%, 02/15/20	4,250	4,372,230
4.75%, 06/15/25 (Call 03/15/25)	1,050	1,093,312
5.00%, 02/15/23	260	274,102
FLIR Systems Inc.
3.13%, 06/15/21 (Call 05/15/21)	1,400	1,394,078
Fortive Corp.
1.80%, 06/15/19	1,460	1,443,925
2.35%, 06/15/21 (Call 05/15/21)	1,475	1,436,989
3.15%, 06/15/26 (Call 03/15/26)	4,765	4,608,851
4.30%, 06/15/46 (Call 12/15/45)	1,535	1,548,769

SCHEDULE OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Honeywell International Inc.
1.40%, 10/30/19	$1,205	$1,182,189
1.80%, 10/30/19	1,275	1,259,815
1.85%, 11/01/21 (Call 10/01/21)	3,970	3,824,023
2.50%, 11/01/26 (Call 08/01/26)	5,111	4,723,893
3.81%, 11/21/47 (Call 05/21/47)	2,447	2,390,327
4.25%, 03/01/21	2,700	2,820,015
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	2,150	2,063,978
4.70%, 09/15/22	621	642,859
5.63%, 12/15/20	1,450	1,538,363
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	25	25,080
4.55%, 10/30/24 (Call 07/30/24)	2,310	2,393,737
4.60%, 04/06/27 (Call 01/06/27)	2,750	2,836,955
Koninklijke Philips NV
3.75%, 03/15/22	4,910	5,011,637
5.00%, 03/15/42	2,538	2,808,703
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	2,660	2,786,190
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	950	943,132
4.95%, 02/15/27 (Call 11/16/26)	880	901,657
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	5,600	5,869,920
Tyco Electronics Group SA
2.35%, 08/01/19 (Call 07/01/19)	555	552,192
3.13%, 08/15/27 (Call 05/15/27)	395	381,211
3.45%, 08/01/24 (Call 05/01/24)	545	549,682

Security	Principal (000s)	Value
3.70%, 02/15/26 (Call 11/15/25)	$675	$682,810
4.88%, 01/15/21	65	68,140
7.13%, 10/01/37	25	34,468

		98,577,702
ENGINEERING & CONSTRUCTION — 0.02%
ABB Finance USA Inc.
2.88%, 05/08/22	3,665	3,652,209
4.38%, 05/08/42	1,315	1,354,240
Fluor Corp.
3.38%, 09/15/21	1,400	1,412,838
3.50%, 12/15/24 (Call 09/15/24)	2,465	2,476,092

		8,895,379
ENVIRONMENTAL CONTROL — 0.05%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	1,455	1,373,069
3.20%, 03/15/25 (Call 12/15/24)	2,250	2,196,922
3.38%, 11/15/27 (Call 08/15/27)	1,607	1,558,726
3.55%, 06/01/22 (Call 03/01/22)	1,888	1,907,371
3.80%, 05/15/18	500	501,370
4.75%, 05/15/23 (Call 02/15/23)	2,025	2,149,031
5.00%, 03/01/20	365	380,224
5.25%, 11/15/21	618	661,686
5.50%, 09/15/19	1,950	2,031,685
Waste Management Holdings Inc.
7.10%, 08/01/26	200	248,402
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	250	240,093
2.90%, 09/15/22 (Call 06/15/22)	700	693,112
3.13%, 03/01/25 (Call 12/01/24)	2,010	1,962,926
3.15%, 11/15/27 (Call 08/15/27)	1,550	1,478,607

62	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.50%, 05/15/24 (Call 02/15/24)	$3,450	$3,469,699
3.90%, 03/01/35 (Call 09/01/34)	1,350	1,349,960
4.10%, 03/01/45 (Call 09/01/44)	3,243	3,225,553
4.75%, 06/30/20	718	748,386
6.13%, 11/30/39	250	315,208

		26,492,030
FOOD — 0.37%
Ahold Finance USA LLC
6.88%, 05/01/29	310	371,985
Campbell Soup Co.
2.50%, 08/02/22	100	96,656
3.30%, 03/19/25 (Call 12/19/24)	1,540	1,513,681
3.80%, 08/02/42	165	146,992
4.25%, 04/15/21	2,435	2,512,920
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	1,995	1,981,314
3.25%, 09/15/22	3,763	3,762,210
7.00%, 10/01/28	515	619,576
7.13%, 10/01/26	349	416,894
8.25%, 09/15/30	60	80,381
Delhaize America LLC
9.00%, 04/15/31	15	20,544
Flowers Foods Inc.
3.50%, 10/01/26 (Call 07/01/26)	1,050	999,653
4.38%, 04/01/22 (Call 01/01/22)	250	258,355
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	2,125	2,053,090
3.15%, 12/15/21 (Call 09/15/21)	605	604,867
3.20%, 02/10/27 (Call 11/10/26)	1,250	1,191,988
3.65%, 02/15/24 (Call 11/15/23)	2,325	2,371,616
4.15%, 02/15/43 (Call 08/15/42)	345	333,049

Security	Principal (000s)	Value
5.40%, 06/15/40	$3,380	$3,862,191
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	2,312	2,102,070
3.20%, 08/21/25 (Call 05/21/25)	55	54,193
4.13%, 12/01/20	1,510	1,566,414
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	1,920	1,827,955
4.63%, 11/01/20	1,500	1,557,480
JM Smucker Co. (The)
2.20%, 12/06/19	75	74,420
2.50%, 03/15/20	2,265	2,250,708
3.38%, 12/15/27 (Call 09/15/27)	225	215,888
3.50%, 03/15/25	4,570	4,533,623
4.25%, 03/15/35	1,945	1,958,751
4.38%, 03/15/45	674	670,354
Kellogg Co.
2.65%, 12/01/23	2,325	2,258,668
3.25%, 05/21/18	1,800	1,801,224
3.25%, 04/01/26	1,210	1,156,022
3.40%, 11/15/27 (Call 08/15/27)	400	382,228
4.00%, 12/15/20	2,249	2,310,150
4.15%, 11/15/19	350	357,935
4.50%, 04/01/46	710	704,739
Series B
7.45%, 04/01/31	3,050	3,915,803
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	565	637,783
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	1,790	1,779,833
3.00%, 06/01/26 (Call 03/01/26)	5,924	5,452,568
3.50%, 06/06/22	11,268	11,281,071
3.50%, 07/15/22 (Call 05/15/22)	3,966	3,962,629
3.95%, 07/15/25 (Call 04/15/25)	5,770	5,711,261
4.38%, 06/01/46 (Call 12/01/45)	5,545	5,066,799

SCHEDULE OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.00%, 07/15/35 (Call 01/15/35)	$7,255	$7,548,537
5.00%, 06/04/42	7,088	7,051,142
5.20%, 07/15/45 (Call 01/15/45)	5,164	5,261,651
5.38%, 02/10/20	3,450	3,600,420
6.50%, 02/09/40	2,597	3,083,860
6.88%, 01/26/39	4,830	5,947,903
Kroger Co. (The)
1.50%, 09/30/19	1,150	1,126,678
2.60%, 02/01/21 (Call 01/01/21)	1,940	1,916,739
2.65%, 10/15/26 (Call 07/15/26)[d]	2,630	2,374,364
2.80%, 08/01/22 (Call 07/01/22)	925	904,530
2.95%, 11/01/21 (Call 10/01/21)	2,176	2,162,574
3.30%, 01/15/21 (Call 12/15/20)	435	437,928
3.70%, 08/01/27 (Call 05/01/27)	450	436,032
3.85%, 08/01/23 (Call 05/01/23)	2,505	2,557,204
3.88%, 10/15/46 (Call 04/15/46)	1,900	1,641,657
4.00%, 02/01/24 (Call 11/01/23)	3,280	3,346,322
4.45%, 02/01/47 (Call 08/01/46)[d]	4,285	4,023,186
4.65%, 01/15/48 (Call 07/15/47)	600	579,798
5.00%, 04/15/42 (Call 10/15/41)	410	414,494
5.15%, 08/01/43 (Call 02/01/43)	135	139,339
5.40%, 07/15/40 (Call 01/15/40)	2,855	3,025,672
6.15%, 01/15/20	390	412,706
6.90%, 04/15/38	2,658	3,305,276
7.50%, 04/01/31	685	864,977
8.00%, 09/15/29	260	333,029

Security	Principal (000s)	Value
Series B
7.70%, 06/01/29	$1,150	$1,435,959
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	890	871,399
3.15%, 08/15/24 (Call 06/15/24)	2,000	1,959,960
3.40%, 08/15/27 (Call 05/15/27)	2,050	1,989,422
4.20%, 08/15/47 (Call 02/15/47)	1,840	1,821,379
Sysco Corp.
1.90%, 04/01/19	2,810	2,789,122
2.50%, 07/15/21 (Call 06/15/21)	1,088	1,070,646
2.60%, 10/01/20 (Call 09/01/20)	1,725	1,712,684
2.60%, 06/12/22	1,830	1,787,452
3.25%, 07/15/27 (Call 04/15/27)	4,725	4,560,475
3.30%, 07/15/26 (Call 04/15/26)	1,883	1,832,554
3.75%, 10/01/25 (Call 07/01/25)	1,520	1,536,644
4.50%, 04/01/46 (Call 10/01/45)	1,030	1,053,711
4.85%, 10/01/45 (Call 04/01/45)	2,035	2,187,666
5.38%, 09/21/35	2,150	2,440,228
6.63%, 03/17/39	1,443	1,851,672
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	975	947,408
2.65%, 08/15/19 (Call 07/15/19)	4,305	4,294,668
3.55%, 06/02/27 (Call 03/02/27)	4,325	4,214,583
3.95%, 08/15/24 (Call 05/15/24)	3,147	3,200,593
4.50%, 06/15/22 (Call 03/15/22)	4,143	4,327,778
4.55%, 06/02/47 (Call 12/02/46)	490	496,973

64	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.88%, 08/15/34 (Call 02/15/34)	$2,500	$2,685,625
5.15%, 08/15/44 (Call 02/15/44)	674	746,051

		201,099,201
FOREST PRODUCTS & PAPER — 0.07%
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	1,150	1,189,710
6.75%, 02/15/44 (Call 08/15/43)	415	466,356
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	1,065	1,117,952
5.50%, 01/17/27	290	305,266
Georgia-Pacific LLC
7.38%, 12/01/25	750	931,298
7.75%, 11/15/29	825	1,124,615
8.00%, 01/15/24	47	58,276
8.88%, 05/15/31	1,050	1,570,181
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	3,850	3,592,897
3.65%, 06/15/24 (Call 03/15/24)	3,605	3,636,075
3.80%, 01/15/26 (Call 10/15/25)	2,175	2,184,526
4.35%, 08/15/48 (Call 02/15/48)	1,200	1,170,528
4.40%, 08/15/47 (Call 02/15/47)	3,415	3,356,672
4.75%, 02/15/22 (Call 11/15/21)	635	668,750
4.80%, 06/15/44 (Call 12/15/43)	814	849,816
5.00%, 09/15/35 (Call 03/15/35)	5,269	5,723,609
5.15%, 05/15/46 (Call 11/15/45)	2,489	2,724,410
6.00%, 11/15/41 (Call 05/15/41)	1,625	1,935,927
7.30%, 11/15/39	3,262	4,379,300
7.50%, 08/15/21	7	7,990
8.70%, 06/15/38	720	1,052,208

		38,046,362

Security	Principal (000s)	Value
GAS — 0.17%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	$1,315	$1,268,173
4.13%, 10/15/44 (Call 04/15/44)	450	457,902
4.15%, 01/15/43 (Call 07/15/42)	1,844	1,874,260
5.50%, 06/15/41 (Call 12/15/40)	2,175	2,604,867
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	900	883,926
4.50%, 01/15/21 (Call 10/15/20)	3,015	3,114,525
5.85%, 01/15/41 (Call 07/15/40)	608	739,954
6.63%, 11/01/37	345	442,293
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	453	450,332
2.80%, 11/15/20 (Call 10/15/20)	3,540	3,522,017
3.55%, 11/01/23 (Call 08/01/23)	1,525	1,507,142
4.60%, 12/15/44 (Call 06/15/44)	300	310,830
4.80%, 11/01/43 (Call 05/01/43)	3,435	3,620,868
KeySpan Corp.
5.80%, 04/01/35	870	1,027,096
8.00%, 11/15/30	425	573,423
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	6,055	6,018,609
3.95%, 09/15/27 (Call 06/15/27)	1,520	1,455,567
4.90%, 12/01/21 (Call 09/01/21)	3,200	3,302,624
5.20%, 07/15/25 (Call 04/15/25)	1,050	1,108,233

SCHEDULE OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	$2,655	$2,599,909
3.85%, 02/15/23 (Call 11/15/22)	130	132,791
3.95%, 03/30/48 (Call 09/30/47)	70	66,313
4.38%, 05/15/47 (Call 11/15/46)	1,145	1,164,820
4.80%, 02/15/44 (Call 08/15/43)	680	734,427
5.25%, 02/15/43 (Call 08/15/42)	325	368,245
5.65%, 02/01/45 (Call 08/01/44)	927	1,108,868
5.80%, 02/01/42 (Call 08/01/41)	1,850	2,171,789
5.95%, 06/15/41 (Call 12/15/40)	1,905	2,311,698
6.25%, 12/15/40	500	616,510
ONE Gas Inc.
3.61%, 02/01/24 (Call 11/01/23)	483	488,434
4.66%, 02/01/44 (Call 08/01/43)	531	578,971
Piedmont Natural Gas Co. Inc.
3.64%, 11/01/46 (Call 05/01/46)	1,400	1,289,218
4.10%, 09/18/34 (Call 03/18/34)	910	902,101
4.65%, 08/01/43 (Call 02/01/43)	695	741,294
Sempra Energy
1.63%, 10/07/19	1,310	1,284,704
2.40%, 02/01/20	1,800	1,784,250
2.40%, 03/15/20 (Call 02/15/20)	1,240	1,227,166
2.85%, 11/15/20 (Call 10/15/20)	3,385	3,380,532
2.88%, 10/01/22 (Call 07/01/22)	150	147,554
2.90%, 02/01/23 (Call 01/01/23)	140	137,500

Security	Principal (000s)	Value
3.25%, 06/15/27 (Call 03/15/27)	$2,000	$1,913,720
3.40%, 02/01/28 (Call 10/01/27)	100	95,456
3.55%, 06/15/24 (Call 03/15/24)	450	449,464
3.75%, 11/15/25 (Call 08/15/25)	2,400	2,400,072
3.80%, 02/01/38 (Call 08/01/37)	880	834,671
4.00%, 02/01/48 (Call 08/01/47)	925	865,985
4.05%, 12/01/23 (Call 09/01/23)	265	272,892
6.00%, 10/15/39	1,980	2,447,359
Southern California Gas Co.
2.60%, 06/15/26 (Call 03/15/26)	2,975	2,782,398
3.15%, 09/15/24 (Call 06/15/24)	4,475	4,450,835
3.20%, 06/15/25 (Call 03/15/25)	400	394,140
4.45%, 03/15/44 (Call 09/15/43)	1,490	1,590,888
5.13%, 11/15/40	1,880	2,197,024
Series KK
5.75%, 11/15/35	50	60,041
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	1,800	1,701,180
3.25%, 06/15/26 (Call 03/15/26)	1,000	953,320
3.50%, 09/15/21 (Call 06/15/21)	975	981,191
3.95%, 10/01/46 (Call 04/01/46)	1,600	1,487,504
4.40%, 06/01/43 (Call 12/01/42)	855	861,233
4.40%, 05/30/47 (Call 11/30/46)	810	814,779
5.25%, 08/15/19	1,000	1,031,830
5.88%, 03/15/41 (Call 09/15/40)	3,030	3,589,702

66	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
6.00%, 10/01/34	$15	$17,300
Southwest Gas Corp.
3.80%, 09/29/46 (Call 03/29/46)	780	741,195

		90,453,914
HAND & MACHINE TOOLS — 0.02%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	4,910	4,880,344
3.88%, 02/15/22 (Call 11/15/21)	600	600,264
Snap-On Inc.
3.25%, 03/01/27 (Call 12/01/26)	1,500	1,471,095
Stanley Black & Decker Inc.
2.90%, 11/01/22	300	296,787
3.40%, 12/01/21 (Call 09/01/21)	2,100	2,127,741
5.20%, 09/01/40	1,685	1,885,852

		11,262,083
HEALTH CARE — PRODUCTS — 0.44%
Abbott Laboratories
2.00%, 03/15/20	2,550	2,508,511
2.35%, 11/22/19	4,650	4,621,495
2.55%, 03/15/22	3,064	2,988,534
2.80%, 09/15/20 (Call 08/15/20)	2,685	2,678,824
2.90%, 11/30/21 (Call 10/30/21)	8,175	8,107,638
2.95%, 03/15/25 (Call 12/15/24)	2,765	2,641,957
3.25%, 04/15/23 (Call 01/15/23)	165	163,980
3.40%, 11/30/23 (Call 09/30/23)	3,850	3,838,103
3.75%, 11/30/26 (Call 08/30/26)	6,490	6,428,085
3.88%, 09/15/25 (Call 06/15/25)	1,174	1,187,935
4.13%, 05/27/20	1,820	1,869,067
4.75%, 11/30/36 (Call 05/30/36)	7,203	7,699,863

Security	Principal (000s)	Value
4.75%, 04/15/43 (Call 10/15/42)	$2,127	$2,257,768
4.90%, 11/30/46 (Call 05/30/46)	7,500	8,100,225
5.13%, 04/01/19	2,882	2,959,814
5.30%, 05/27/40	2,470	2,772,353
6.00%, 04/01/39	1,545	1,873,761
6.15%, 11/30/37	1,250	1,511,275
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	1,150	1,099,251
2.60%, 08/15/26 (Call 05/15/26)	3,130	2,867,487
3.50%, 08/15/46 (Call 02/15/46)	2,530	2,197,406
6.25%, 12/01/37	500	618,205
Becton Dickinson and Co.
2.13%, 06/06/19	30	29,743
2.40%, 06/05/20	1,350	1,328,049
2.68%, 12/15/19	2,240	2,230,077
2.89%, 06/06/22 (Call 05/06/22)	2,645	2,576,680
3.13%, 11/08/21	3,621	3,577,077
3.25%, 11/12/20	3,371	3,370,865
3.36%, 06/06/24 (Call 04/06/24)	977	944,114
3.70%, 06/06/27 (Call 03/06/27)	2,350	2,252,640
3.73%, 12/15/24 (Call 09/15/24)	2,781	2,741,204
4.67%, 06/06/47 (Call 12/06/46)	4,100	4,087,372
4.69%, 12/15/44 (Call 06/15/44)	3,490	3,500,644
4.88%, 05/15/44 (Call 11/15/43)	460	458,583
5.00%, 11/12/40	3,272	3,415,674
6.00%, 05/15/39	525	597,298
Boston Scientific Corp.
2.85%, 05/15/20	1,715	1,709,924
3.85%, 05/15/25	3,560	3,578,868
4.00%, 03/01/28 (Call 12/01/27)	1,000	997,110

SCHEDULE OF INVESTMENTS	67

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.13%, 10/01/23 (Call 07/01/23)	$775	$794,863
6.00%, 01/15/20	2,659	2,807,319
7.38%, 01/15/40	1,240	1,658,178
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	4,596	4,607,306
4.20%, 06/15/20	800	823,952
6.55%, 10/15/37	250	328,153
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	250	248,325
3.35%, 09/15/25 (Call 06/15/25)	300	301,434
4.38%, 09/15/45 (Call 03/15/45)	3,030	3,216,375
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	2,967	3,107,784
6.00%, 03/01/20	2,246	2,377,795
Medtronic Global Holdings SCA
1.70%, 03/28/19	2,675	2,650,069
3.35%, 04/01/27 (Call 01/01/27)	2,316	2,286,355
Medtronic Inc.
2.50%, 03/15/20	3,856	3,834,599
2.75%, 04/01/23 (Call 01/01/23)	1,349	1,322,587
3.13%, 03/15/22 (Call 12/15/21)	882	883,235
3.15%, 03/15/22	5,015	5,023,275
3.50%, 03/15/25	19,340	19,320,080
3.63%, 03/15/24 (Call 12/15/23)	1,865	1,894,486
4.13%, 03/15/21 (Call 12/15/20)	1,825	1,883,345
4.38%, 03/15/35	5,152	5,436,493
4.45%, 03/15/20	550	568,029
4.50%, 03/15/42 (Call 09/15/41)	3,800	3,985,782
4.63%, 03/15/44 (Call 09/15/43)	2,561	2,787,777

Security	Principal (000s)	Value
4.63%, 03/15/45	$9,540	$10,359,677
5.55%, 03/15/40	640	766,598
6.50%, 03/15/39	893	1,179,064
Stryker Corp.
2.00%, 03/08/19	100	99,484
2.63%, 03/15/21 (Call 02/15/21)	3,845	3,800,513
3.38%, 05/15/24 (Call 02/15/24)	2,050	2,047,458
3.38%, 11/01/25 (Call 08/01/25)	2,026	2,000,574
3.50%, 03/15/26 (Call 12/15/25)	1,689	1,684,321
3.65%, 03/07/28 (Call 12/07/27)	1,000	999,320
4.10%, 04/01/43 (Call 10/01/42)	2,690	2,624,821
4.38%, 01/15/20	370	381,318
4.38%, 05/15/44 (Call 11/15/43)	1,310	1,321,934
4.63%, 03/15/46 (Call 09/15/45)	3,066	3,253,547
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	3,310	3,094,420
3.00%, 04/15/23 (Call 02/15/23)	930	912,581
3.15%, 01/15/23 (Call 10/15/22)	1,275	1,264,698
3.20%, 08/15/27 (Call 05/15/27)	2,585	2,455,957
3.60%, 08/15/21 (Call 05/15/21)	2,950	2,995,931
3.65%, 12/15/25 (Call 09/15/25)	1,675	1,667,798
4.10%, 08/15/47 (Call 02/15/47)	1,325	1,273,537
4.15%, 02/01/24 (Call 11/01/23)	1,792	1,846,979
4.50%, 03/01/21	2,035	2,121,488
4.70%, 05/01/20	200	207,580
5.30%, 02/01/44 (Call 08/01/43)	3,240	3,692,077

68	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	$4,400	$4,368,100
3.15%, 04/01/22 (Call 02/01/22)	350	344,722
3.38%, 11/30/21 (Call 08/30/21)	825	822,888
3.55%, 04/01/25 (Call 01/01/25)	3,355	3,258,779
4.25%, 08/15/35 (Call 02/15/35)	1,058	997,091
5.75%, 11/30/39	75	84,236

		242,462,546
HEALTH CARE — SERVICES — 0.46%
Aetna Inc.
2.20%, 03/15/19 (Call 02/15/19)	2,650	2,633,384
2.75%, 11/15/22 (Call 08/15/22)	2,940	2,853,358
2.80%, 06/15/23 (Call 04/15/23)	3,810	3,654,552
3.50%, 11/15/24 (Call 08/15/24)	3,586	3,519,444
3.88%, 08/15/47 (Call 02/15/47)	980	867,849
4.13%, 06/01/21 (Call 03/01/21)	2,050	2,104,325
4.13%, 11/15/42 (Call 05/15/42)	550	515,790
4.50%, 05/15/42 (Call 11/15/41)	1,650	1,616,984
4.75%, 03/15/44 (Call 09/15/43)	3,625	3,724,724
6.63%, 06/15/36	2,301	2,897,856
6.75%, 12/15/37	305	394,762
AHS Hospital Corp.
5.02%, 07/01/45	381	437,960
Anthem Inc.
2.25%, 08/15/19	4,420	4,386,496
2.50%, 11/21/20	490	483,723
3.13%, 05/15/22	4,990	4,954,970
3.30%, 01/15/23	6,990	6,944,425
3.35%, 12/01/24 (Call 10/01/24)	985	961,429

Security	Principal (000s)	Value
3.50%, 08/15/24 (Call 05/15/24)	$2,130	$2,108,359
3.65%, 12/01/27 (Call 09/01/27)	4,000	3,876,920
3.70%, 08/15/21 (Call 05/15/21)	450	457,326
4.10%, 03/01/28	1,450	1,452,393
4.35%, 08/15/20	1,920	1,984,358
4.38%, 12/01/47 (Call 06/01/47)	410	400,673
4.63%, 05/15/42	6,950	7,030,898
4.65%, 01/15/43	1,361	1,390,860
4.65%, 08/15/44 (Call 02/15/44)	2,290	2,339,395
4.85%, 08/15/54 (Call 02/15/54)	1,300	1,344,187
5.10%, 01/15/44	1,320	1,423,277
Ascension Health
3.95%, 11/15/46	550	547,162
4.85%, 11/15/53	4,080	4,505,993
Catholic Health Initiatives
2.95%, 11/01/22	1,000	971,830
4.35%, 11/01/42	3,035	2,775,932
Children’s Hospital Corp. (The)
Series 2017
4.12%, 01/01/47 (Call 07/01/46)	1,500	1,513,905
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	5,925	5,481,336
3.25%, 04/15/25 (Call 01/15/25)	4,520	4,348,330
3.88%, 10/15/47 (Call 04/15/47)	2,299	2,043,443
4.38%, 12/15/20 (Call 09/15/20)	1,340	1,385,238
4.50%, 03/15/21 (Call 12/15/20)	4,000	4,151,960
7.88%, 05/15/27	21	26,854
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	2,105	2,237,889

SCHEDULE OF INVESTMENTS	69

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Dartmouth-Hitchcock Health
Series B
4.18%, 08/01/48 (Call 02/01/48)	$1,000	$999,410
Dignity Health
2.64%, 11/01/19	410	408,827
5.27%, 11/01/64	580	579,675
Duke University Health System Inc.
Series 2017
3.92%, 06/01/47 (Call 12/01/46)	1,036	1,030,613
Howard Hughes Medical Institute
3.50%, 09/01/23	5,186	5,295,217
Humana Inc.
2.50%, 12/15/20	430	424,139
2.63%, 10/01/19	374	373,727
2.90%, 12/15/22 (Call 11/15/22)	1,590	1,555,147
3.15%, 12/01/22 (Call 09/01/22)	355	351,876
3.85%, 10/01/24 (Call 07/01/24)	2,225	2,243,334
3.95%, 03/15/27 (Call 12/15/26)	2,990	2,971,970
4.63%, 12/01/42 (Call 06/01/42)	3,375	3,441,116
4.80%, 03/15/47 (Call 09/15/46)	2,100	2,194,563
4.95%, 10/01/44 (Call 04/01/44)	2,670	2,827,103
8.15%, 06/15/38	30	42,494
Johns Hopkins Health System Corp. (The)
3.84%, 05/15/46	310	300,970
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	2,000	1,938,080
3.50%, 04/01/22	600	608,718
4.88%, 04/01/42	655	744,067
Laboratory Corp. of America Holdings
2.63%, 02/01/20	360	358,160

Security	Principal (000s)	Value
3.60%, 02/01/25 (Call 11/01/24)	$1,231	$1,212,264
3.60%, 09/01/27 (Call 06/01/27)	1,930	1,869,572
3.75%, 08/23/22 (Call 05/23/22)	600	610,002
4.00%, 11/01/23 (Call 08/01/23)	500	508,640
4.63%, 11/15/20 (Call 08/15/20)	2,600	2,701,036
4.70%, 02/01/45 (Call 08/01/44)	4,095	4,099,218
Mayo Clinic
Series 2016
4.13%, 11/15/52	2,005	1,992,048
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,050	1,044,645
Series 2015
4.20%, 07/01/55	60	61,030
Mount Sinai Hospitals Group Inc.
Series 2017
3.98%, 07/01/48	703	679,913
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	2,500	2,468,225
4.06%, 08/01/56	250	243,983
Northwell Healthcare Inc.
4.26%, 11/01/47 (Call 11/01/46)	920	898,012
6.15%, 11/01/43	1,750	2,161,092
Orlando Health Obligated Group
4.09%, 10/01/48 (Call 04/01/48)	288	285,034
Partners Healthcare System Inc.
Series 2017
3.77%, 07/01/48 (Call 01/01/48)	915	860,484
Providence St Joseph Health Obligated Group
Series A
3.93%, 10/01/48 (Call 04/01/48)	766	740,148

70	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Series I
3.74%, 10/01/47	$1,740	$1,598,642
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	150	148,901
2.70%, 04/01/19	3,750	3,750,637
3.45%, 06/01/26 (Call 03/01/26)	600	580,410
3.50%, 03/30/25 (Call 12/30/24)	25	24,653
4.25%, 04/01/24 (Call 01/01/24)	2,750	2,845,150
4.70%, 04/01/21	2,520	2,638,642
4.70%, 03/30/45 (Call 09/30/44)	690	700,812
RWJ Barnabas Health Inc.
3.95%, 07/01/46 (Call 07/01/45)	600	558,756
Stanford Health Care
Series 2018
3.80%, 11/15/48 (Call 05/15/48)	716	697,792
Texas Health Resources
4.33%, 11/15/55	25	25,133
UnitedHealth Group Inc.
1.63%, 03/15/19	350	346,798
1.95%, 10/15/20	2,255	2,208,096
2.13%, 03/15/21	4,570	4,470,740
2.30%, 12/15/19	5,260	5,232,280
2.38%, 10/15/22	1,415	1,367,385
2.70%, 07/15/20	3,463	3,458,533
2.75%, 02/15/23 (Call 11/15/22)	3,130	3,068,683
2.88%, 12/15/21	2,000	1,991,780
2.88%, 03/15/22 (Call 12/15/21)	1,766	1,754,998
2.88%, 03/15/23	3,000	2,951,610
2.95%, 10/15/27	525	498,183
3.10%, 03/15/26	6,600	6,393,618
3.35%, 07/15/22	2,720	2,745,486
3.38%, 11/15/21 (Call 08/15/21)	2,520	2,552,508
3.38%, 04/15/27	2,050	2,018,184

Security	Principal (000s)	Value
3.45%, 01/15/27	$1,800	$1,782,270
3.75%, 07/15/25	11,093	11,248,080
3.75%, 10/15/47 (Call 04/15/47)	325	305,133
3.88%, 10/15/20 (Call 07/15/20)	750	769,125
3.95%, 10/15/42 (Call 04/15/42)	1,400	1,364,594
4.20%, 01/15/47 (Call 07/15/46)	3,175	3,215,799
4.25%, 03/15/43 (Call 09/15/42)	4,140	4,241,347
4.25%, 04/15/47 (Call 10/15/46)	2,167	2,230,948
4.38%, 03/15/42 (Call 09/15/41)	55	57,255
4.63%, 07/15/35	815	887,877
4.63%, 11/15/41 (Call 05/15/41)	2,536	2,718,110
4.70%, 02/15/21 (Call 11/15/20)	540	565,812
4.75%, 07/15/45	4,461	4,922,312
5.70%, 10/15/40 (Call 04/15/40)	1,275	1,568,314
5.80%, 03/15/36	515	635,788
5.95%, 02/15/41 (Call 08/15/40)	1,135	1,436,093
6.50%, 06/15/37	1,781	2,360,039
6.63%, 11/15/37	825	1,098,413
6.88%, 02/15/38	4,236	5,799,508

		249,710,328
HOLDING COMPANIES — DIVERSIFIED — 0.02%
Apollo Investment Corp.
5.25%, 03/03/25	660	662,660
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	2,175	2,143,332
3.88%, 01/15/20 (Call 12/15/19)	1,500	1,514,355
4.25%, 03/01/25 (Call 01/01/25)	50	48,984
FS Investment Corp.
4.00%, 07/15/19	250	251,083

SCHEDULE OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.75%, 05/15/22 (Call 04/15/22)	$940	$949,738
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	2,675	2,808,161
6.63%, 10/23/43 (Call 07/23/43)	1,760	1,906,274
Prospect Capital Corp.
5.00%, 07/15/19	1,600	1,624,032
5.88%, 03/15/23	1,425	1,490,051

		13,398,670
HOME BUILDERS — 0.01%
DR Horton Inc.
3.75%, 03/01/19 (Call 12/01/18)	2,700	2,719,413
4.75%, 02/15/23 (Call 11/15/22)	1,100	1,160,082
5.75%, 08/15/23 (Call 05/15/23)	2,500	2,759,550
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	900	921,384

		7,560,429
HOME FURNISHINGS — 0.02%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	1,000	962,410
3.80%, 11/15/24 (Call 08/15/24)	2,000	1,990,500
Whirlpool Corp.
3.70%, 03/01/23[d]	1,600	1,621,344
3.70%, 05/01/25	1,100	1,100,836
4.50%, 06/01/46 (Call 12/01/45)	1,340	1,327,083
4.70%, 06/01/22	500	526,280
4.85%, 06/15/21	2,160	2,272,255

		9,800,708
HOUSEHOLD PRODUCTS & WARES — 0.05%
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	500	497,570
2.45%, 08/01/22 (Call 07/01/22)	2,285	2,212,680

Security	Principal (000s)	Value
2.88%, 10/01/22	$1,000	$981,930
3.15%, 08/01/27 (Call 05/01/27)	1,525	1,437,785
3.95%, 08/01/47 (Call 02/01/47)	925	854,395
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	1,800	1,734,696
3.50%, 12/15/24 (Call 09/15/24)	1,100	1,106,193
3.80%, 11/15/21	1,800	1,847,088
Kimberly-Clark Corp.
1.85%, 03/01/20	565	555,237
1.90%, 05/22/19	3,775	3,745,064
2.15%, 08/15/20	810	798,142
2.65%, 03/01/25	1,673	1,595,557
2.75%, 02/15/26	910	866,329
3.05%, 08/15/25	1,370	1,340,737
3.20%, 07/30/46 (Call 01/30/46)	2,160	1,882,116
3.70%, 06/01/43	50	47,272
3.88%, 03/01/21	750	770,160
3.90%, 05/04/47 (Call 11/04/46)	2,300	2,272,101
5.30%, 03/01/41	1,000	1,184,420
6.63%, 08/01/37	423	571,765

		26,301,237
HOUSEWARES — 0.04%
Newell Brands Inc.
2.60%, 03/29/19	129	128,617
2.88%, 12/01/19 (Call 11/01/19)	420	419,949
3.15%, 04/01/21 (Call 03/01/21)	512	506,742
3.85%, 04/01/23 (Call 02/01/23)	2,789	2,778,653
3.90%, 11/01/25 (Call 08/01/25)	850	825,316
4.00%, 06/15/22 (Call 03/15/22)	2,600	2,637,778
4.00%, 12/01/24 (Call 09/01/24)	50	49,472

72	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.20%, 04/01/26 (Call 01/01/26)	$3,640	$3,602,653
5.38%, 04/01/36 (Call 10/01/35)	255	271,124
5.50%, 04/01/46 (Call 10/01/45)	8,735	9,250,802
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	3,278	3,385,584

		23,856,690
INSURANCE — 0.83%
ACE Capital Trust II
9.70%, 04/01/30	500	732,320
Aflac Inc.
2.40%, 03/16/20	400	396,928
3.25%, 03/17/25	5,000	4,923,950
3.63%, 06/15/23	200	203,664
3.63%, 11/15/24	3,875	3,907,124
4.00%, 02/15/22	800	825,256
4.00%, 10/15/46 (Call 04/15/46)	855	825,178
6.45%, 08/15/40	50	63,446
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	860	894,237
4.95%, 06/27/22	1,770	1,874,802
5.63%, 09/15/20	1,500	1,590,390
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (Call 07/29/25)	1,000	988,960
5.50%, 11/15/20	825	868,535
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	2,080	2,038,400
4.20%, 12/15/46 (Call 06/15/46)	965	978,742
4.50%, 06/15/43	2,396	2,546,900
5.35%, 06/01/33	1,015	1,148,625
5.55%, 05/09/35	3,859	4,524,214
5.95%, 04/01/36	38	46,623
7.45%, 05/16/19	1,000	1,054,200

Security	Principal (000s)	Value
(3 mo. LIBOR US + 2.120%)
6.50%, 05/15/67 (Call 05/15/37)[e]	$5,000	$5,954,200
(3 mo. LIBOR US + 2.938%)
5.75%, 08/15/53 (Call 08/15/23)[e]	3,340	3,574,568
Alterra Finance LLC
6.25%, 09/30/20	1,400	1,505,910
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	1,600	1,544,528
4.50%, 06/15/47 (Call 12/15/46)	1,250	1,237,425
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	6,665	6,622,211
3.30%, 03/01/21 (Call 02/01/21)	5,085	5,094,916
3.38%, 08/15/20	3,650	3,676,462
3.75%, 07/10/25 (Call 04/10/25)	1,612	1,605,987
3.88%, 01/15/35 (Call 07/15/34)	6,025	5,689,046
3.90%, 04/01/26 (Call 01/01/26)	4,320	4,309,546
4.13%, 02/15/24	3,229	3,308,207
4.38%, 01/15/55 (Call 07/15/54)	2,748	2,567,072
4.50%, 07/16/44 (Call 01/16/44)	7,688	7,634,568
4.70%, 07/10/35 (Call 01/10/35)	1,125	1,168,223
4.80%, 07/10/45 (Call 01/10/45)	4,005	4,162,156
4.88%, 06/01/22	7,886	8,347,489
6.25%, 05/01/36	2,600	3,159,156
6.40%, 12/15/20	580	629,810
(3 mo. LIBOR US + 4.195%)
8.18%, 05/15/68 (Call 05/15/38)[e]	2,700	3,631,149

SCHEDULE OF INVESTMENTS	73

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Aon Corp.
5.00%, 09/30/20	$1,100	$1,153,240
8.21%, 01/01/27	140	178,675
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	290	286,787
3.50%, 06/14/24 (Call 03/14/24)	6,467	6,442,231
3.88%, 12/15/25 (Call 09/15/25)	1,960	1,983,716
4.00%, 11/27/23 (Call 08/27/23)	1,825	1,871,738
4.25%, 12/12/42	1,120	1,071,683
4.45%, 05/24/43 (Call 02/24/43)	25	24,744
4.60%, 06/14/44 (Call 03/14/44)	1,160	1,195,403
4.75%, 05/15/45 (Call 11/15/44)	630	663,510
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	588	593,298
5.03%, 12/15/46 (Call 06/15/46)	600	659,880
Arch Capital Group Ltd.
7.35%, 05/01/34	25	32,906
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	912	1,017,409
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	3,250	3,377,237
6.00%, 12/15/20	675	720,367
Assurant Inc.
4.00%, 03/15/23	5,820	5,868,364
6.75%, 02/15/34	725	865,041
Assured Guaranty U.S. Holdings Inc.
5.00%, 07/01/24[d]	865	919,806
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	1,545	1,490,492
AXA SA
8.60%, 12/15/30	2,780	3,865,368

Security	Principal (000s)	Value
AXIS Specialty Finance PLC
2.65%, 04/01/19	$75	$74,738
4.00%, 12/06/27 (Call 09/06/27)	2,000	1,951,780
5.15%, 04/01/45	315	322,349
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18	750	748,455
1.30%, 08/15/19	1,462	1,438,754
1.70%, 03/15/19	5,550	5,511,094
2.90%, 10/15/20	200	200,898
3.00%, 05/15/22	3,925	3,927,041
4.25%, 01/15/21	8,000	8,317,120
4.30%, 05/15/43[d]	590	619,754
4.40%, 05/15/42	4,555	4,833,675
5.40%, 05/15/18[d]	8,000	8,049,520
5.75%, 01/15/40	1,480	1,851,687
Berkshire Hathaway Inc.
2.10%, 08/14/19	5,765	5,739,576
2.20%, 03/15/21 (Call 02/15/21)	760	747,536
2.75%, 03/15/23 (Call 01/15/23)	2,600	2,559,622
3.13%, 03/15/26 (Call 12/15/25)	4,075	3,969,539
3.40%, 01/31/22	50	50,945
3.75%, 08/15/21	200	206,292
4.50%, 02/11/43	2,742	2,966,762
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)[c]	4,055	3,796,088
4.70%, 06/22/47 (Call 12/22/46)[c]	2,665	2,484,340
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	265	270,170
Chubb Corp. (The)
6.00%, 05/11/37	3,165	3,995,369
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	565	557,638
2.88%, 11/03/22 (Call 09/03/22)	920	911,683

74	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.15%, 03/15/25	$1,775	$1,742,091
3.35%, 05/03/26 (Call 02/03/26)	1,085	1,070,548
4.15%, 03/13/43	2,165	2,223,390
4.35%, 11/03/45 (Call 05/03/45)	6,675	7,079,972
5.90%, 06/15/19	2,000	2,080,040
6.70%, 05/15/36	15	20,284
Cincinnati Financial Corp.
6.92%, 05/15/28	125	154,890
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	1,155	1,100,819
3.95%, 05/15/24 (Call 02/15/24)	2,200	2,230,206
4.50%, 03/01/26 (Call 12/01/25)	3,568	3,684,138
5.75%, 08/15/21	150	162,279
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	86	85,903
Fidelity National Financial Inc.
5.50%, 09/01/22	3,608	3,900,104
First American Financial Corp.
4.60%, 11/15/24	1,000	1,015,390
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	501	503,370
5.13%, 04/15/22	2,735	2,922,074
5.50%, 03/30/20	126	132,624
5.95%, 10/15/36	1,025	1,232,040
6.10%, 10/01/41	1,230	1,533,662
6.63%, 03/30/40	815	1,054,936
Lincoln National Corp.
3.35%, 03/09/25	845	826,959
3.63%, 12/12/26 (Call 09/15/26)	2,855	2,825,165
4.20%, 03/15/22	4,310	4,466,022
4.85%, 06/24/21	350	369,534
6.15%, 04/07/36	68	81,636
6.30%, 10/09/37	40	48,993
7.00%, 06/15/40	1,185	1,600,544
8.75%, 07/01/19	1,325	1,428,350

Security	Principal (000s)	Value
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	$1,900	$1,837,243
3.75%, 04/01/26 (Call 01/01/26)	1,750	1,764,017
4.13%, 05/15/43 (Call 11/15/42)	1,775	1,751,801
Manulife Financial Corp.
4.15%, 03/04/26	10,275	10,509,064
4.90%, 09/17/20	275	287,617
5.38%, 03/04/46	3,350	3,922,816
Markel Corp.
3.50%, 11/01/27 (Call 08/01/27)	1,270	1,220,699
4.30%, 11/01/47 (Call 05/01/47)	975	933,592
4.90%, 07/01/22	2,558	2,702,194
5.00%, 03/30/43	10	10,475
5.00%, 04/05/46	1,360	1,446,088
5.35%, 06/01/21	840	894,205
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	1,605	1,596,397
2.35%, 03/06/20 (Call 02/06/20)	2,325	2,301,494
2.75%, 01/30/22 (Call 12/30/21)	875	860,475
3.30%, 03/14/23 (Call 01/14/23)	1,474	1,471,155
3.50%, 06/03/24 (Call 03/03/24)	1,370	1,374,603
3.50%, 03/10/25 (Call 12/10/24)	210	208,877
3.75%, 03/14/26 (Call 12/14/25)	897	900,983
4.20%, 03/01/48	1,470	1,466,854
4.35%, 01/30/47 (Call 07/30/46)	355	363,882
4.80%, 07/15/21 (Call 04/15/21)	10	10,511
5.88%, 08/01/33	235	284,609

SCHEDULE OF INVESTMENTS	75

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Mercury General Corp.
4.40%, 03/15/27 (Call 12/15/26)	$350	$347,837
MetLife Inc.
3.00%, 03/01/25	1,897	1,836,448
3.05%, 12/15/22	625	619,094
3.60%, 04/10/24	6,369	6,390,081
3.60%, 11/13/25 (Call 08/13/25)	1,050	1,051,701
4.05%, 03/01/45	2,485	2,413,059
4.13%, 08/13/42	500	495,130
4.60%, 05/13/46 (Call 11/13/45)	985	1,037,688
4.72%, 12/15/44	2,893	3,112,637
4.75%, 02/08/21	4,350	4,558,321
4.88%, 11/13/43	2,125	2,320,564
5.70%, 06/15/35	860	1,041,873
5.88%, 02/06/41	5,445	6,658,799
6.40%, 12/15/66 (Call 12/15/31)	4,277	4,821,804
6.50%, 12/15/32	375	474,375
10.75%, 08/01/69 (Call 08/01/34)	1,365	2,209,771
Series D
4.37%, 09/15/23	1,818	1,908,282
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	3,020	3,113,137
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	1,700	1,664,606
4.88%, 10/01/24 (Call 09/01/24)	2,500	2,622,750
PartnerRe Finance B LLC
5.50%, 06/01/20	1,546	1,622,759
Primerica Inc.
4.75%, 07/15/22	3,700	3,882,373
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	630	600,207
3.30%, 09/15/22	528	525,175
3.40%, 05/15/25 (Call 02/15/25)	1,525	1,498,038
4.30%, 11/15/46 (Call 05/15/46)	505	505,157

Security	Principal (000s)	Value
4.35%, 05/15/43	$150	$151,173
4.63%, 09/15/42	15	15,455
6.05%, 10/15/36	2,160	2,644,877
(3 mo. LIBOR US + 3.044%)
4.70%, 05/15/55 (Call 05/15/20)[e]	1,000	1,004,790
Progressive Corp. (The)
2.45%, 01/15/27	3,170	2,924,357
3.70%, 01/26/45	100	95,096
3.75%, 08/23/21	1,505	1,543,543
4.13%, 04/15/47 (Call 10/15/46)	3,425	3,454,147
4.35%, 04/25/44	1,525	1,593,686
6.25%, 12/01/32	210	262,443
6.63%, 03/01/29	35	43,166
Protective Life Corp.
8.45%, 10/15/39	525	776,664
Prudential Financial Inc.
2.35%, 08/15/19	183	181,977
3.50%, 05/15/24	3,375	3,386,880
3.91%, 12/07/47 (Call 06/07/47)[c]	2,963	2,802,939
3.94%, 12/07/49 (Call 06/07/49)[c]	8,623	8,184,262
4.50%, 11/16/21	1,894	1,982,866
4.60%, 05/15/44	1,905	2,019,090
5.38%, 06/21/20	863	909,800
5.70%, 12/14/36	168	203,137
6.63%, 06/21/40	15	20,037
7.38%, 06/15/19	2,975	3,151,655
(3 mo. LIBOR US + 2.380%)
4.50%, 09/15/47 (Call 09/15/27)[e]	710	696,489
(3 mo. LIBOR US + 3.031%)
5.38%, 05/15/45 (Call 05/15/25)[e]	1,625	1,690,390
(3 mo. LIBOR US + 3.040%)
5.20%, 03/15/44 (Call 03/15/24)[e]	3,150	3,289,639
(3 mo. LIBOR US + 3.920%)
5.63%, 06/15/43 (Call 06/15/23)[e]	5,635	5,976,537

76	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
(3 mo. LIBOR US + 4.175%)
5.88%, 09/15/42 (Call 09/15/22)[e]	$2,108	$2,259,101
Reinsurance Group of America Inc.
5.00%, 06/01/21	5,750	6,038,305
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	1,050	998,918
Sompo International Holdings Ltd.
7.00%, 07/15/34	220	268,706
Swiss Re America Holding Corp.
7.00%, 02/15/26	510	607,232
Transatlantic Holdings Inc.
8.00%, 11/30/39	1,600	2,110,656
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	950	913,283
3.90%, 11/01/20	2,908	2,983,550
4.00%, 05/30/47 (Call 11/30/46)	2,095	2,095,880
4.30%, 08/25/45 (Call 02/25/45)	2,675	2,794,198
4.60%, 08/01/43	295	321,568
5.35%, 11/01/40	4,270	5,134,931
6.25%, 06/15/37	1,345	1,747,222
Travelers Property Casualty Corp.
6.38%, 03/15/33	26	32,618
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	300	301,818
4.40%, 03/15/26 (Call 12/15/25)	300	305,934
4.63%, 08/15/23	1,500	1,561,020
6.13%, 08/15/43	1,000	1,195,070
Unum Group
3.00%, 05/15/21 (Call 04/15/21)	500	496,470
3.88%, 11/05/25[d]	75	74,540
4.00%, 03/15/24	4,060	4,127,640
5.75%, 08/15/42	300	353,127

Security	Principal (000s)	Value
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	$2,000	$1,944,340
3.65%, 06/15/26	1,775	1,740,760
4.80%, 06/15/46	1,585	1,639,366
5.70%, 07/15/43	700	813,113
Willis Towers Watson PLC
5.75%, 03/15/21	1,420	1,518,946
WR Berkley Corp.
4.63%, 03/15/22	1,600	1,670,352
4.75%, 08/01/44	380	389,264
5.38%, 09/15/20	1,000	1,052,370
6.25%, 02/15/37	35	41,294
7.38%, 09/15/19	200	212,918
XLIT Ltd.
4.45%, 03/31/25	1,750	1,766,940
5.25%, 12/15/43	100	108,846
5.50%, 03/31/45	3,470	3,694,752
5.75%, 10/01/21	1,350	1,457,447
6.25%, 05/15/27	375	430,309
6.38%, 11/15/24	1,690	1,938,278

		453,412,900
INTERNET — 0.25%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	4,480	4,458,093
2.80%, 06/06/23 (Call 05/06/23)	770	747,839
3.13%, 11/28/21 (Call 09/28/21)	750	749,910
3.40%, 12/06/27 (Call 09/06/27)	3,750	3,573,000
3.60%, 11/28/24 (Call 08/28/24)[d]	4,399	4,388,310
4.00%, 12/06/37 (Call 06/06/37)	1,855	1,772,471
4.20%, 12/06/47 (Call 06/06/47)	2,155	2,054,943
4.40%, 12/06/57 (Call 06/06/57)	665	632,548
4.50%, 11/28/34 (Call 05/28/34)[d]	2,535	2,633,105

SCHEDULE OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	$2,562	$2,326,373
3.38%, 02/25/24	4,825	4,916,868
3.63%, 05/19/21	6,011	6,197,581
Amazon.com Inc.
1.90%, 08/21/20[c]	3,025	2,961,566
2.40%, 02/22/23 (Call 01/22/23)[c]	11,475	11,076,473
2.50%, 11/29/22 (Call 08/29/22)	4,255	4,154,497
2.60%, 12/05/19 (Call 11/05/19)	4,496	4,496,989
2.80%, 08/22/24 (Call 06/22/24)[c]	1,718	1,663,024
3.15%, 08/22/27 (Call 05/22/27)[c]	3,385	3,264,799
3.30%, 12/05/21 (Call 10/05/21)	2,035	2,062,615
3.80%, 12/05/24 (Call 09/05/24)	4,520	4,640,820
3.88%, 08/22/37 (Call 02/22/37)[c]	2,999	2,986,614
4.05%, 08/22/47 (Call 02/22/47)[c]	3,785	3,761,684
4.25%, 08/22/57 (Call 02/22/57)[c]	1,250	1,249,700
4.80%, 12/05/34 (Call 06/05/34)	4,000	4,421,280
4.95%, 12/05/44 (Call 06/05/44)	4,656	5,276,319
5.20%, 12/03/25 (Call 09/03/25)	1,154	1,286,722
Baidu Inc.
2.75%, 06/09/19	3,309	3,300,529
3.50%, 11/28/22	650	648,252
4.13%, 06/30/25[d]	6,900	6,956,373
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	1,665	1,612,969
3.55%, 03/15/28 (Call 12/15/27)	1,900	1,827,743
3.60%, 06/01/26 (Call 03/01/26)	1,620	1,583,226

Security	Principal (000s)	Value
3.65%, 03/15/25 (Call 12/15/24)	$1,330	$1,317,990
eBay Inc.
2.15%, 06/05/20	2,550	2,515,142
2.20%, 08/01/19 (Call 07/01/19)	2,150	2,136,068
2.60%, 07/15/22 (Call 04/15/22)	2,400	2,325,792
2.75%, 01/30/23 (Call 12/30/22)	2,761	2,671,129
2.88%, 08/01/21 (Call 06/01/21)	407	403,488
3.25%, 10/15/20 (Call 07/15/20)	1,630	1,643,252
3.45%, 08/01/24 (Call 05/01/24)	4,285	4,234,737
3.60%, 06/05/27 (Call 03/05/27)	2,418	2,342,994
3.80%, 03/09/22 (Call 02/09/22)	1,292	1,315,837
4.00%, 07/15/42 (Call 01/15/42)	2,778	2,471,170
Expedia Inc.
3.80%, 02/15/28 (Call 11/15/27)	1,481	1,378,322
4.50%, 08/15/24 (Call 05/15/24)	1,040	1,052,293
5.00%, 02/15/26 (Call 11/15/25)	1,755	1,799,682
5.95%, 08/15/20	2,675	2,847,029
JD.com Inc.
3.13%, 04/29/21	500	493,195
3.88%, 04/29/26[d]	410	398,782

		135,030,137
IRON & STEEL — 0.07%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	2,450	2,532,761
5.20%, 08/01/43 (Call 02/01/43)	1,335	1,533,154
6.40%, 12/01/37	425	542,075
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	2,970	3,085,800

78	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Vale Overseas Ltd.
4.38%, 01/11/22	$4,545	$4,655,625
5.88%, 06/10/21	2,455	2,627,022
6.25%, 08/10/26	1,145	1,292,362
6.88%, 11/21/36	6,122	7,366,480
6.88%, 11/10/39	5,820	7,054,247
8.25%, 01/17/34	1,615	2,098,370
Vale SA
5.63%, 09/11/42	4,120	4,439,877

		37,227,773
LEISURE TIME — 0.02%
Carnival Corp.
3.95%, 10/15/20	3,943	4,054,153
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	2,555	2,526,461
4.63%, 07/28/45 (Call 01/28/45)[d]	2,305	2,368,480
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	315	312,055
3.70%, 03/15/28 (Call 12/15/27)	1,435	1,371,458
5.25%, 11/15/22	1,324	1,422,717

		12,055,324
LODGING — 0.06%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	2,115	2,104,256
4.85%, 03/15/26 (Call 12/15/25)	5,000	5,287,650
5.38%, 08/15/21 (Call 05/15/21)	1,075	1,144,585
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	185	178,588
2.88%, 03/01/21 (Call 02/01/21)	815	811,153
3.00%, 03/01/19 (Call 12/01/18)	2,866	2,874,884
3.13%, 02/15/23 (Call 11/15/22)	1,250	1,237,425
3.25%, 09/15/22 (Call 06/15/22)	1,740	1,734,902

Security	Principal (000s)	Value
3.38%, 10/15/20 (Call 07/15/20)	$100	$100,800
3.75%, 03/15/25 (Call 12/15/24)	1,000	1,001,430
3.75%, 10/01/25 (Call 07/01/25)	1,625	1,625,325
4.50%, 10/01/34 (Call 04/01/34)	840	857,094
6.75%, 05/15/18	900	907,605
Series N
3.13%, 10/15/21 (Call 07/15/21)	1,680	1,677,379
Series R
3.13%, 06/15/26 (Call 03/15/26)	823	781,035
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	975	950,264
4.15%, 04/01/24 (Call 02/01/24)	250	250,325
4.25%, 03/01/22 (Call 12/01/21)	2,750	2,760,285
4.50%, 04/01/27 (Call 01/01/27)	500	497,220
5.10%, 10/01/25 (Call 07/01/25)	2,655	2,752,173
5.63%, 03/01/21[d]	725	761,707

		30,296,085
MACHINERY — 0.22%
Caterpillar Financial Services Corp.
1.35%, 05/18/19	300	295,638
1.70%, 08/09/21	2,010	1,927,871
1.90%, 03/22/19	2,000	1,989,280
1.93%, 10/01/21	100	96,606
2.00%, 11/29/19	450	445,531
2.00%, 03/05/20	1,900	1,874,255
2.10%, 06/09/19	3,700	3,681,500
2.10%, 01/10/20	1,930	1,912,109
2.25%, 12/01/19	850	844,390
2.40%, 06/06/22	2,100	2,045,652
2.40%, 08/09/26	1,175	1,089,401
2.50%, 11/13/20	900	892,773
2.55%, 11/29/22	3,000	2,926,320

SCHEDULE OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.63%, 03/01/23	$750	$731,302
2.85%, 06/01/22	675	670,207
3.25%, 12/01/24	1,658	1,651,534
3.30%, 06/09/24	3,100	3,105,952
3.75%, 11/24/23	1,263	1,297,808
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	4,760	4,671,607
3.40%, 05/15/24 (Call 02/15/24)	5,753	5,826,351
3.80%, 08/15/42	2,398	2,382,725
3.90%, 05/27/21	2,090	2,155,229
4.30%, 05/15/44 (Call 11/15/43)[d]	1,845	1,995,976
4.75%, 05/15/64 (Call 11/15/63)	5	5,572
5.20%, 05/27/41	2,336	2,793,179
5.30%, 09/15/35	225	265,475
6.05%, 08/15/36	405	517,404
CNH Industrial Capital LLC
3.38%, 07/15/19	500	500,985
3.88%, 10/15/21	100	100,346
4.38%, 11/06/20	205	209,373
4.38%, 04/05/22	980	1,001,570
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	1,600	1,551,824
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	2,000	2,064,680
4.88%, 10/01/43 (Call 04/01/43)	350	391,450
7.13%, 03/01/28	18	22,607
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	4,208	4,132,004
3.90%, 06/09/42 (Call 12/09/41)	2,912	2,972,016
4.38%, 10/16/19	1,961	2,018,085
5.38%, 10/16/29	355	414,935
7.13%, 03/03/31	25	33,413
Flowserve Corp.
4.00%, 11/15/23 (Call 08/15/23)	2,100	2,091,390

Security	Principal (000s)	Value
John Deere Capital Corp.
1.25%, 10/09/19	$2,200	$2,153,932
1.70%, 01/15/20	350	344,050
1.95%, 06/22/20	2,000	1,964,840
2.05%, 03/10/20	2,550	2,522,766
2.15%, 09/08/22	1,120	1,074,920
2.20%, 03/13/20	1,205	1,194,034
2.30%, 09/16/19	2,650	2,641,308
2.35%, 01/08/21	1,525	1,505,297
2.38%, 07/14/20	720	712,951
2.55%, 01/08/21	110	109,155
2.65%, 01/06/22	3,445	3,400,870
2.65%, 06/24/24	3,295	3,173,085
2.65%, 06/10/26	2,525	2,380,772
2.70%, 01/06/23	635	621,722
2.80%, 03/04/21	4,834	4,823,075
2.80%, 03/06/23	3,700	3,627,332
2.80%, 09/08/27	1,725	1,633,489
3.05%, 01/06/28	355	341,812
3.15%, 10/15/21	4,865	4,906,839
3.35%, 06/12/24	2,705	2,712,466
3.90%, 07/12/21	3,360	3,466,411
Series 0014
2.45%, 09/11/20	835	828,228
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	1,670	1,644,750
2.88%, 03/01/25 (Call 12/01/24)	910	873,564
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)	450	443,605
3.00%, 12/15/20 (Call 11/15/20)	2,600	2,603,042
3.13%, 11/15/22 (Call 08/15/22)	1,765	1,747,668
3.80%, 12/15/26 (Call 09/15/26)	740	738,934
3.85%, 12/15/25 (Call 09/15/25)	850	857,344
6.25%, 09/01/19	375	393,754
Wabtec Corp./DE
3.45%, 11/15/26 (Call 08/15/26)	950	903,269

80	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)	$220	$213,358
4.38%, 11/01/46 (Call 05/01/46)	60	60,539
4.88%, 10/01/21	557	591,907

		122,807,413
MANUFACTURING — 0.35%
3M Co.
1.63%, 06/15/19	950	940,804
1.63%, 09/19/21 (Call 08/19/21)	1,260	1,210,041
2.00%, 08/07/20	1,550	1,529,555
2.00%, 06/26/22	7,436	7,176,335
2.25%, 03/15/23 (Call 02/15/23)	2,675	2,583,568
2.25%, 09/19/26 (Call 06/19/26)	1,100	1,009,327
2.88%, 10/15/27 (Call 07/15/27)	1,900	1,814,823
3.00%, 08/07/25	1,625	1,596,400
3.13%, 09/19/46 (Call 03/19/46)	1,760	1,544,136
3.63%, 10/15/47 (Call 04/15/47)	235	225,175
3.88%, 06/15/44	2,175	2,175,565
5.70%, 03/15/37	775	973,943
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	425	419,411
3.75%, 11/15/22 (Call 08/15/22)	1,990	2,015,930
3.75%, 12/01/27 (Call 09/01/27)	1,900	1,867,092
Crane Co.
4.20%, 03/15/48 (Call 09/15/47)	75	73,571
4.45%, 12/15/23 (Call 09/15/23)	1,000	1,029,770
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	1,000	975,420

Security	Principal (000s)	Value
4.30%, 03/01/21 (Call 12/01/20)	$2,250	$2,335,815
5.38%, 03/01/41 (Call 12/01/40)	1,160	1,345,670
Eaton Corp.
2.75%, 11/02/22	5,524	5,406,560
3.10%, 09/15/27 (Call 06/15/27)	1,280	1,216,934
3.92%, 09/15/47 (Call 03/15/47)	1,225	1,158,813
4.00%, 11/02/32	3,640	3,609,460
4.15%, 11/02/42	2,599	2,562,484
General Electric Co.
2.10%, 12/11/19	2,500	2,471,925
2.20%, 01/09/20 (Call 12/09/19)	2,808	2,770,597
2.70%, 10/09/22	9,140	8,836,643
3.10%, 01/09/23	3,970	3,900,684
3.15%, 09/07/22	1,441	1,424,918
3.38%, 03/11/24	5,620	5,524,460
3.45%, 05/15/24 (Call 02/13/24)	1,484	1,461,874
4.13%, 10/09/42	5,756	5,377,255
4.38%, 09/16/20	2,075	2,139,823
4.50%, 03/11/44	8,166	8,084,748
4.63%, 01/07/21	4,811	4,993,674
4.65%, 10/17/21	5,588	5,848,792
5.30%, 02/11/21	7,094	7,488,426
5.50%, 01/08/20	1,557	1,627,018
5.88%, 01/14/38	13,720	16,068,041
6.00%, 08/07/19	999	1,044,005
6.15%, 08/07/37	2,997	3,576,200
6.88%, 01/10/39	1,482	1,923,873
Series A
5.55%, 05/04/20	309	325,201
6.75%, 03/15/32	15,323	19,028,408
Hexcel Corp.
3.95%, 02/15/27 (Call 11/15/26)	2,500	2,486,400
Illinois Tool Works Inc.
1.95%, 03/01/19	250	248,838
2.65%, 11/15/26 (Call 08/15/26)	6,850	6,432,698

SCHEDULE OF INVESTMENTS	81

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.38%, 09/15/21 (Call 06/15/21)	$1,350	$1,369,508
3.50%, 03/01/24 (Call 12/01/23)	3,299	3,365,112
3.90%, 09/01/42 (Call 03/01/42)	628	633,288
4.88%, 09/15/41 (Call 03/15/41)	1,760	2,007,632
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	1,000	996,540
3.75%, 08/21/28 (Call 05/21/28)	500	495,660
4.25%, 06/15/23	4,424	4,605,826
5.75%, 06/15/43	125	150,638
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	205	203,149
3.55%, 11/01/24 (Call 08/01/24)	820	823,739
4.65%, 11/01/44 (Call 05/01/44)	250	262,708
Pall Corp.
5.00%, 06/15/20	750	787,185
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	1,140	1,110,554
3.30%, 11/21/24 (Call 08/21/24)	287	285,324
4.10%, 03/01/47 (Call 09/01/46)	1,415	1,435,206
4.20%, 11/21/34 (Call 05/21/34)	4,500	4,674,870
4.45%, 11/21/44 (Call 05/21/44)	440	470,668
Series A
6.25%, 05/15/38	25	32,209
Textron Inc.
3.65%, 03/01/21	1,180	1,195,505
3.65%, 03/15/27 (Call 12/15/26)	1,630	1,602,534
3.88%, 03/01/25 (Call 12/01/24)	130	131,099

Security	Principal (000s)	Value
4.00%, 03/15/26 (Call 12/15/25)	$2,450	$2,470,065
5.95%, 09/21/21 (Call 06/21/21)	1,015	1,097,164
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	1,600	1,598,912

		191,686,198
MEDIA — 0.92%
21st Century Fox America Inc.
3.00%, 09/15/22	4,471	4,426,871
3.38%, 11/15/26 (Call 08/15/26)	1,940	1,908,979
3.70%, 09/15/24 (Call 06/15/24)	100	101,704
3.70%, 10/15/25 (Call 07/15/25)	2,720	2,743,555
4.00%, 10/01/23	1,300	1,340,560
4.75%, 09/15/44 (Call 03/15/44)	1,275	1,370,714
4.75%, 11/15/46 (Call 05/15/46)	1,980	2,135,430
4.95%, 10/15/45 (Call 04/15/45)	826	918,347
5.40%, 10/01/43	2,420	2,832,489
5.65%, 08/15/20	275	292,661
6.15%, 03/01/37	1,000	1,246,720
6.15%, 02/15/41	3,248	4,097,644
6.20%, 12/15/34	4,903	6,075,013
6.40%, 12/15/35	2,116	2,676,274
6.55%, 03/15/33	2,125	2,678,839
6.65%, 11/15/37	3,550	4,649,932
6.90%, 03/01/19	3,600	3,750,048
6.90%, 08/15/39	650	875,017
7.70%, 10/30/25	10	12,434
7.75%, 12/01/45	1,557	2,374,550
7.85%, 03/01/39	2,490	3,637,168
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	1,000	993,420
2.50%, 02/15/23 (Call 01/15/23)	3,183	3,033,017
2.90%, 01/15/27 (Call 10/15/26)	3,600	3,284,856

82	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.38%, 03/01/22 (Call 12/01/21)	$2,525	$2,528,409
3.38%, 02/15/28 (Call 11/15/27)	5,730	5,350,617
3.50%, 01/15/25 (Call 10/15/24)	1,900	1,860,784
3.70%, 08/15/24 (Call 05/15/24)	3,650	3,639,305
3.70%, 06/01/28 (Call 03/01/28)[c]	60	57,678
4.00%, 01/15/26 (Call 10/15/25)	1,690	1,683,848
4.30%, 02/15/21 (Call 11/15/20)	850	876,019
4.60%, 01/15/45 (Call 07/15/44)	1,975	1,920,293
4.85%, 07/01/42 (Call 01/01/42)	1,040	1,037,005
4.90%, 08/15/44 (Call 02/15/44)	5,039	5,162,959
5.50%, 05/15/33	1,330	1,433,368
5.90%, 10/15/40 (Call 04/15/40)	750	859,365
7.88%, 07/30/30	1,858	2,447,748
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	2,907	2,928,541
3.75%, 02/15/28 (Call 11/15/27)	6,400	5,915,456
4.20%, 03/15/28 (Call 12/15/27)	1,200	1,150,584
4.46%, 07/23/22 (Call 05/23/22)	10,110	10,343,642
4.91%, 07/23/25 (Call 04/23/25)	7,046	7,240,892
5.38%, 05/01/47 (Call 11/01/46)	3,270	3,230,727
6.38%, 10/23/35 (Call 04/23/35)	5,826	6,564,795
6.48%, 10/23/45 (Call 04/23/45)	10,230	11,503,430

Security	Principal (000s)	Value
6.83%, 10/23/55 (Call 04/23/55)	$4,555	$5,291,316
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	2,825	3,587,722
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	1,345	1,276,956
2.35%, 01/15/27 (Call 10/15/26)	8,295	7,445,924
2.75%, 03/01/23 (Call 02/01/23)	3,930	3,840,789
2.85%, 01/15/23	1,390	1,368,094
3.00%, 02/01/24 (Call 01/01/24)	1,195	1,168,746
3.13%, 07/15/22	5,150	5,146,498
3.15%, 03/01/26 (Call 12/01/25)	5,603	5,404,710
3.15%, 02/15/28 (Call 11/15/27)	2,345	2,229,087
3.20%, 07/15/36 (Call 01/15/36)	3,891	3,408,516
3.30%, 02/01/27 (Call 11/01/26)	1,897	1,833,185
3.38%, 02/15/25 (Call 11/15/24)	1,928	1,900,661
3.38%, 08/15/25 (Call 05/15/25)	2,650	2,607,255
3.40%, 07/15/46 (Call 01/15/46)	4,062	3,477,884
3.55%, 05/01/28 (Call 02/01/28)	1,000	980,590
3.60%, 03/01/24	7,150	7,217,281
3.90%, 03/01/38 (Call 09/01/37)	1,000	955,310
3.97%, 11/01/47 (Call 05/01/47)	6,600	6,168,822
4.00%, 08/15/47 (Call 02/15/47)	1,504	1,412,482
4.00%, 03/01/48 (Call 09/01/47)	760	709,498
4.00%, 11/01/49 (Call 05/01/49)	9,135	8,495,367

SCHEDULE OF INVESTMENTS	83

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.05%, 11/01/52 (Call 05/01/52)	$4,844	$4,522,843
4.20%, 08/15/34 (Call 02/15/34)	3,591	3,604,718
4.25%, 01/15/33	8,121	8,312,168
4.40%, 08/15/35 (Call 02/15/35)	3,204	3,258,019
4.50%, 01/15/43	205	208,182
4.60%, 08/15/45 (Call 02/15/45)	7,033	7,287,665
4.65%, 07/15/42	4,969	5,160,157
4.75%, 03/01/44	3,256	3,438,369
5.15%, 03/01/20	4,696	4,916,806
5.65%, 06/15/35	1,555	1,830,048
6.40%, 05/15/38	135	171,094
6.45%, 03/15/37	125	159,946
6.50%, 11/15/35	3,100	3,984,430
7.05%, 03/15/33	969	1,262,394
Discovery Communications LLC
2.20%, 09/20/19	220	217,756
2.95%, 03/20/23 (Call 02/20/23)	300	289,986
3.25%, 04/01/23	121	118,367
3.30%, 05/15/22	2,400	2,383,392
3.45%, 03/15/25 (Call 12/15/24)	336	323,457
3.95%, 03/20/28 (Call 12/20/27)	2,221	2,132,138
4.38%, 06/15/21	2,750	2,842,592
4.88%, 04/01/43	6,213	5,916,143
4.90%, 03/11/26 (Call 12/11/25)	2,435	2,528,334
4.95%, 05/15/42	3,967	3,771,705
5.00%, 09/20/37 (Call 03/20/37)	1,280	1,277,632
5.05%, 06/01/20	227	236,623
5.20%, 09/20/47 (Call 03/20/47)	1,100	1,093,114
6.35%, 06/01/40	2,295	2,586,075
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/29/25)	499	509,484
6.13%, 01/31/46 (Call 07/31/45)	3,150	3,508,911

Security	Principal (000s)	Value
6.63%, 03/18/25	$500	$568,760
6.63%, 01/15/40	2,520	2,945,452
NBCUniversal Media LLC
2.88%, 01/15/23	2,613	2,575,399
4.38%, 04/01/21	3,400	3,542,664
4.45%, 01/15/43	4,411	4,449,023
5.15%, 04/30/20	6,477	6,797,158
5.95%, 04/01/41	5,318	6,471,208
6.40%, 04/30/40	250	321,998
Scripps Networks Interactive Inc.
2.75%, 11/15/19 (Call 10/15/19)	2,300	2,289,788
2.80%, 06/15/20 (Call 05/15/20)	2,325	2,305,563
3.90%, 11/15/24 (Call 08/15/24)	1,083	1,074,888
TCI Communications Inc.
7.13%, 02/15/28	1,150	1,438,006
7.88%, 02/15/26	2,040	2,600,857
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	200	192,338
3.85%, 09/29/24 (Call 06/29/24)	2,750	2,752,282
3.95%, 09/30/21 (Call 06/30/21)	2,200	2,235,684
4.30%, 11/23/23 (Call 08/23/23)	1,948	2,001,804
4.50%, 05/23/43 (Call 11/23/42)	1,400	1,359,904
4.70%, 10/15/19	700	721,119
5.65%, 11/23/43 (Call 05/23/43)	870	1,003,980
5.85%, 04/15/40	1,105	1,277,314
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	2,785	2,819,088
4.13%, 02/15/21 (Call 11/15/20)	1,675	1,702,989
4.50%, 09/15/42 (Call 03/15/42)	5,276	4,662,718
5.00%, 02/01/20	1,820	1,882,663

84	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.50%, 09/01/41 (Call 03/01/41)	$5,160	$5,219,546
5.88%, 11/15/40 (Call 05/15/40)	3,610	3,833,206
6.55%, 05/01/37	4,853	5,500,196
6.75%, 06/15/39	5,223	5,998,877
7.30%, 07/01/38	2,833	3,422,887
8.25%, 04/01/19	5,403	5,705,406
Time Warner Entertainment Co. LP
8.38%, 03/15/23	4,625	5,542,507
8.38%, 07/15/33	2,610	3,463,627
Time Warner Inc.
2.10%, 06/01/19	1,876	1,862,999
2.95%, 07/15/26 (Call 04/15/26)	3,670	3,371,812
3.40%, 06/15/22	3,413	3,413,171
3.55%, 06/01/24 (Call 03/01/24)	2,572	2,547,180
3.60%, 07/15/25 (Call 04/15/25)	3,735	3,634,865
3.80%, 02/15/27 (Call 11/15/26)	2,575	2,501,123
3.88%, 01/15/26 (Call 10/15/25)	2,615	2,573,526
4.00%, 01/15/22	8,052	8,261,352
4.05%, 12/15/23	1,150	1,178,532
4.65%, 06/01/44 (Call 12/01/43)	3,300	3,227,862
4.70%, 01/15/21	3,360	3,505,589
4.75%, 03/29/21	1,587	1,662,509
4.85%, 07/15/45 (Call 01/15/45)	4,005	4,030,552
4.88%, 03/15/20	2,135	2,214,785
4.90%, 06/15/42	1,645	1,663,013
5.35%, 12/15/43	1,570	1,681,470
5.38%, 10/15/41	325	347,919
6.10%, 07/15/40	852	986,241
6.25%, 03/29/41	4,190	4,984,382
Viacom Inc.
3.88%, 12/15/21	1,630	1,659,047
3.88%, 04/01/24 (Call 01/01/24)	2,270	2,264,597

Security	Principal (000s)	Value
4.25%, 09/01/23 (Call 06/01/23)	$1,635	$1,676,578
4.38%, 03/15/43	4,508	4,054,811
4.50%, 03/01/21	1,750	1,809,658
5.25%, 04/01/44 (Call 10/01/43)	3,933	3,995,653
5.85%, 09/01/43 (Call 03/01/43)	1,646	1,802,469
6.88%, 04/30/36	5,006	5,949,831
Walt Disney Co. (The)
0.88%, 07/12/19	1,585	1,551,049
1.85%, 05/30/19	846	840,290
1.85%, 07/30/26	3,191	2,836,799
1.95%, 03/04/20	350	345,982
2.15%, 09/17/20	1,775	1,752,227
2.30%, 02/12/21	790	779,248
2.35%, 12/01/22	2,653	2,573,383
2.45%, 03/04/22	860	844,408
2.75%, 08/16/21	1,260	1,256,044
2.95%, 06/15/27[d]	2,200	2,119,304
3.00%, 02/13/26	3,575	3,493,633
3.00%, 07/30/46	1,865	1,586,257
3.15%, 09/17/25	1,400	1,385,902
3.70%, 12/01/42	4,440	4,310,263
3.75%, 06/01/21	4,500	4,632,615
4.13%, 06/01/44	2,275	2,358,674
4.38%, 08/16/41	3,050	3,247,335
5.50%, 03/15/19	475	489,673
7.00%, 03/01/32	1,300	1,744,977
Series E
4.13%, 12/01/41	2,281	2,353,969

		505,013,405
METAL FABRICATE & HARDWARE — 0.01%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	150	148,886
2.50%, 01/15/23 (Call 10/15/22)	1,830	1,789,374
3.25%, 06/15/25 (Call 03/15/25)	2,050	2,037,966
3.90%, 01/15/43 (Call 07/15/42)	1,440	1,414,123

SCHEDULE OF INVESTMENTS	85

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.20%, 06/15/35 (Call 12/15/34)	$1,850	$1,893,716
4.38%, 06/15/45 (Call 12/15/44)	30	31,784
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	500	490,795

		7,806,644
MINING — 0.22%
Barrick Gold Corp.
3.85%, 04/01/22	1,550	1,584,441
5.25%, 04/01/42	2,935	3,262,663
6.45%, 10/15/35	195	239,686
Barrick North America Finance LLC
4.40%, 05/30/21	2,900	3,029,427
5.70%, 05/30/41	3,099	3,610,428
5.75%, 05/01/43	4,203	4,981,480
7.50%, 09/15/38	1,710	2,275,223
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	2,694	3,163,510
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	5,710	5,688,530
3.85%, 09/30/23	2,500	2,601,750
4.13%, 02/24/42	15,895	16,314,310
5.00%, 09/30/43	7,534	8,679,168
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)	510	515,248
3.70%, 03/15/23 (Call 12/15/22)	2,435	2,449,293
5.45%, 06/09/44 (Call 12/09/43)	1,075	1,202,925
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	2,350	2,356,486
4.88%, 03/15/42 (Call 09/15/41)	1,179	1,247,005
5.88%, 04/01/35	960	1,116,010
6.25%, 10/01/39	7,079	8,660,732
Rio Tinto Alcan Inc.
5.75%, 06/01/35	220	265,881

Security	Principal (000s)	Value
6.13%, 12/15/33	$285	$353,132
7.25%, 03/15/31	1,261	1,613,336
Rio Tinto Finance USA Ltd.
3.75%, 09/20/21	75	76,970
3.75%, 06/15/25 (Call 03/15/25)	7,739	7,887,898
5.20%, 11/02/40	5,730	6,697,682
7.13%, 07/15/28	1,270	1,631,747
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	5,541	5,481,933
4.13%, 08/21/42 (Call 02/21/42)	2,250	2,296,463
4.75%, 03/22/42 (Call 09/22/41)	1,025	1,133,537
Southern Copper Corp.
3.50%, 11/08/22	2,230	2,233,568
3.88%, 04/23/25	200	201,068
5.25%, 11/08/42	3,232	3,438,816
5.88%, 04/23/45	2,350	2,699,469
6.75%, 04/16/40	3,925	4,912,922
7.50%, 07/27/35	2,925	3,821,600
Vale Canada Ltd.
7.20%, 09/15/32	250	284,263
Yamana Gold Inc.
4.63%, 12/15/27 (Call 09/15/27)[c]	100	98,061
4.95%, 07/15/24 (Call 04/15/24)	161	166,498

		118,273,159
OFFICE & BUSINESS EQUIPMENT — 0.04%
Pitney Bowes Inc.
3.63%, 09/15/20	1,175	1,163,967
3.63%, 10/01/21 (Call 09/01/21)	1,515	1,447,825
4.13%, 05/15/22 (Call 04/15/22)	2,125	2,005,405
4.63%, 03/15/24 (Call 12/15/23)[d]	2,922	2,721,200
4.70%, 04/01/23 (Call 03/01/23)	675	630,362
6.25%, 03/15/19	825	853,273

86	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)	$1,175	$1,147,364
3.80%, 05/15/24[d]	650	640,770
4.07%, 03/17/22	2,947	2,961,824
4.50%, 05/15/21	3,020	3,095,349
4.80%, 03/01/35	990	897,831
6.75%, 12/15/39	3,010	3,225,937

		20,791,107
OIL & GAS — 1.73%
Anadarko Finance Co.
7.50%, 05/01/31	225	283,669
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	3,710	3,623,038
4.50%, 07/15/44 (Call 01/15/44)	4,520	4,338,658
4.85%, 03/15/21 (Call 02/15/21)	1,400	1,459,640
5.55%, 03/15/26 (Call 12/15/25)[d]	1,145	1,248,268
6.20%, 03/15/40	409	481,450
6.45%, 09/15/36	5,676	6,806,829
6.60%, 03/15/46 (Call 09/15/45)	5,750	7,178,472
6.95%, 06/15/19	500	525,165
8.70%, 03/15/19	1,050	1,109,913
Andeavor
3.80%, 04/01/28 (Call 01/01/28)	1,465	1,392,263
4.50%, 04/01/48 (Call 10/01/47)	810	746,326
4.75%, 12/15/23 (Call 10/15/23)	1,000	1,040,810
5.13%, 12/15/26 (Call 09/15/26)	625	659,406
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	100	95,908
3.25%, 04/15/22 (Call 01/15/22)	5,625	5,577,975
3.63%, 02/01/21 (Call 11/01/20)	1,815	1,835,056

Security	Principal (000s)	Value
4.25%, 01/15/44 (Call 07/15/43)	$825	$761,640
4.75%, 04/15/43 (Call 10/15/42)	7,220	7,128,523
5.10%, 09/01/40 (Call 03/01/40)	2,413	2,481,915
5.25%, 02/01/42 (Call 08/01/41)	170	178,944
6.00%, 01/15/37	1,305	1,479,309
Apache Finance Canada Corp.
7.75%, 12/15/29	1,575	1,975,302
BP Capital Markets PLC
1.38%, 05/10/18	2,494	2,490,309
1.68%, 05/03/19	66	65,405
2.11%, 09/16/21 (Call 08/16/21)	3,215	3,115,496
2.24%, 05/10/19	2,620	2,609,913
2.32%, 02/13/20	8,940	8,864,457
2.50%, 11/06/22	3,425	3,330,847
2.52%, 01/15/20	1,838	1,830,317
2.75%, 05/10/23	2,525	2,469,374
3.02%, 01/16/27 (Call 10/16/26)	5,735	5,468,380
3.06%, 03/17/22	3,915	3,915,470
3.12%, 05/04/26 (Call 02/04/26)	2,215	2,135,459
3.22%, 11/28/23 (Call 09/28/23)	3,220	3,199,843
3.22%, 04/14/24 (Call 02/14/24)	3,475	3,445,775
3.25%, 05/06/22	3,175	3,193,161
3.28%, 09/19/27 (Call 06/19/27)	1,575	1,527,624
3.51%, 03/17/25	2,030	2,029,472
3.54%, 11/04/24	4,279	4,301,807
3.56%, 11/01/21	3,810	3,881,895
3.59%, 04/14/27 (Call 01/14/27)	3,050	3,038,959
3.72%, 11/28/28 (Call 08/28/28)	4,095	4,115,065
3.81%, 02/10/24	749	767,807
3.99%, 09/26/23	3,120	3,232,320
4.50%, 10/01/20	3,404	3,536,177
4.74%, 03/11/21	5,016	5,267,753

SCHEDULE OF INVESTMENTS	87

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.75%, 03/10/19	$6,095	$6,233,905
Burlington Resources Finance Co.
7.20%, 08/15/31	985	1,277,181
7.40%, 12/01/31	1,634	2,143,890
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	715	697,304
3.45%, 11/15/21 (Call 08/15/21)	725	733,040
3.80%, 04/15/24 (Call 01/15/24)	2,230	2,231,383
3.85%, 06/01/27 (Call 03/01/27)	2,945	2,892,019
3.90%, 02/01/25 (Call 11/01/24)	7,880	7,856,754
4.95%, 06/01/47 (Call 12/01/46)	1,055	1,100,544
5.85%, 02/01/35	1,000	1,135,330
6.25%, 03/15/38	4,140	4,998,760
6.45%, 06/30/33	800	959,536
6.50%, 02/15/37	1,430	1,756,912
6.75%, 02/01/39	475	594,952
7.20%, 01/15/32	595	747,076
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	2,700	2,625,075
3.80%, 09/15/23 (Call 06/15/23)	800	794,112
4.25%, 04/15/27 (Call 01/15/27)[d]	4,450	4,344,846
4.45%, 09/15/42 (Call 03/15/42)	775	682,233
5.25%, 06/15/37 (Call 12/15/36)	3,200	3,203,360
5.40%, 06/15/47 (Call 12/15/46)	4,325	4,340,873
5.70%, 10/15/19	4,250	4,409,757
6.75%, 11/15/39	900	1,031,418
Chevron Corp.
1.56%, 05/16/19	1,250	1,237,013
1.96%, 03/03/20 (Call 02/03/20)	8,810	8,692,915

Security	Principal (000s)	Value
1.99%, 03/03/20	$150	$148,098
2.10%, 05/16/21 (Call 04/15/21)	3,215	3,144,238
2.19%, 11/15/19 (Call 10/15/19)	880	875,063
2.36%, 12/05/22 (Call 09/05/22)	5,050	4,895,520
2.41%, 03/03/22 (Call 01/03/22)	6,890	6,745,723
2.42%, 11/17/20 (Call 10/17/20)	7,508	7,439,752
2.43%, 06/24/20 (Call 05/24/20)	5,175	5,146,227
2.50%, 03/03/22 (Call 02/03/22)	1,500	1,474,905
2.57%, 05/16/23 (Call 03/16/23)	2,617	2,544,614
2.90%, 03/03/24 (Call 01/03/24)	100	97,886
2.95%, 05/16/26 (Call 02/16/26)	3,870	3,714,581
3.19%, 06/24/23 (Call 03/24/23)	6,570	6,579,921
3.33%, 11/17/25 (Call 08/17/25)	2,095	2,083,436
4.95%, 03/03/19	500	512,625
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	250	245,633
4.38%, 06/01/24 (Call 03/01/24)	3,611	3,740,815
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	1,750	1,750,350
3.00%, 05/09/23	6,960	6,738,811
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	2,400	2,344,008
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	2,800	2,862,608
4.88%, 04/30/44	2,700	2,903,661
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	425	412,930

88	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.38%, 01/15/25 (Call 01/15/20)	$400	$407,552
4.88%, 10/01/47 (Call 04/01/47)	220	228,061
Conoco Funding Co.
7.25%, 10/15/31	2,776	3,681,226
ConocoPhillips
5.90%, 10/15/32	1,317	1,573,156
5.90%, 05/15/38	6,005	7,400,262
6.50%, 02/01/39	2,433	3,179,055
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	2,060	2,525,478
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	4,205	4,065,058
3.35%, 11/15/24 (Call 08/15/24)	3,540	3,518,477
3.35%, 05/15/25 (Call 02/15/25)	1,863	1,854,467
4.15%, 11/15/34 (Call 05/15/34)	1,430	1,443,471
4.30%, 11/15/44 (Call 05/15/44)	3,170	3,261,930
4.95%, 03/15/26 (Call 12/15/25)	4,990	5,433,561
5.95%, 03/15/46 (Call 09/15/45)	634	799,905
ConocoPhillips Holding Co.
6.95%, 04/15/29	6,849	8,735,626
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	3,568	3,541,062
4.00%, 07/15/21 (Call 04/15/21)	3,660	3,741,581
4.75%, 05/15/42 (Call 11/15/41)	3,955	3,983,990
5.00%, 06/15/45 (Call 12/15/44)	3,175	3,318,065
5.60%, 07/15/41 (Call 01/15/41)	2,839	3,173,463
5.85%, 12/15/25 (Call 09/15/25)[d]	6,951	7,893,208
7.95%, 04/15/32	2,965	3,981,787

Security	Principal (000s)	Value
Ecopetrol SA
4.13%, 01/16/25	$4,500	$4,413,690
5.38%, 06/26/26 (Call 03/26/26)	2,470	2,604,738
5.88%, 09/18/23	2,400	2,602,704
5.88%, 05/28/45	4,900	4,916,758
7.38%, 09/18/43	4,490	5,350,104
7.63%, 07/23/19	1,875	1,983,619
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	3,380	3,439,116
6.50%, 05/15/19	355	369,924
6.50%, 08/15/34	2,632	3,138,476
6.50%, 02/01/38	1,560	1,880,689
6.63%, 08/15/37	3,110	3,794,138
7.38%, 11/01/31	1,250	1,571,337
Eni USA Inc.
7.30%, 11/15/27	15	18,299
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	1,200	1,189,716
2.63%, 03/15/23 (Call 12/15/22)	2,485	2,396,733
3.15%, 04/01/25 (Call 01/01/25)	135	130,430
3.90%, 04/01/35 (Call 10/01/34)	3,215	3,177,706
4.10%, 02/01/21	2,638	2,710,809
4.15%, 01/15/26 (Call 10/15/25)	1,700	1,753,992
5.10%, 01/15/36 (Call 07/15/35)	1,225	1,349,546
5.63%, 06/01/19	1,250	1,293,488
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	2,052	1,999,756
3.90%, 10/01/27 (Call 07/01/27)	2,950	2,814,860
4.88%, 11/15/21	7,030	7,358,442
8.13%, 06/01/19	425	451,235
Exxon Mobil Corp.
1.71%, 03/01/19	9,635	9,568,904
1.82%, 03/15/19 (Call 02/15/19)	5,289	5,262,872

SCHEDULE OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
1.91%, 03/06/20 (Call 02/06/20)	$4,051	$4,004,819
2.22%, 03/01/21 (Call 02/01/21)	3,623	3,566,916
2.40%, 03/06/22 (Call 01/06/22)	4,718	4,618,214
2.71%, 03/06/25 (Call 12/06/24)	4,577	4,397,353
2.73%, 03/01/23 (Call 01/01/23)	477	470,117
3.04%, 03/01/26 (Call 12/01/25)	4,871	4,756,093
3.18%, 03/15/24 (Call 12/15/23)	1,700	1,706,511
3.57%, 03/06/45 (Call 09/06/44)	6,475	6,146,912
4.11%, 03/01/46 (Call 09/01/45)	5,936	6,188,517
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	790	764,720
4.30%, 04/01/27 (Call 01/01/27)	3,123	3,048,985
5.60%, 02/15/41	6,636	6,824,064
5.80%, 04/01/47 (Call 10/01/46)	1,610	1,699,468
6.00%, 01/15/40	1,360	1,438,934
7.13%, 03/15/33	930	1,122,268
7.30%, 08/15/31	1,046	1,272,114
HollyFrontier Corp.
5.88%, 04/01/26 (Call 01/01/26)	3,167	3,415,736
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	925	942,668
4.00%, 04/15/24 (Call 01/15/24)	1,365	1,386,895
6.15%, 06/15/19	700	728,343
6.80%, 09/15/37	1,015	1,249,161
7.25%, 12/15/19	3,370	3,616,650
Kerr-McGee Corp.
6.95%, 07/01/24	1,823	2,113,860
7.88%, 09/15/31	110	142,723

Security	Principal (000s)	Value
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	$1,855	$1,837,285
2.80%, 11/01/22 (Call 08/01/22)	4,250	4,098,147
3.85%, 06/01/25 (Call 03/01/25)	4,305	4,258,248
4.40%, 07/15/27 (Call 04/15/27)	1,975	2,006,106
5.20%, 06/01/45 (Call 12/01/44)	3,085	3,239,620
6.60%, 10/01/37	1,291	1,555,642
6.80%, 03/15/32	25	29,822
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	2,065	2,088,665
3.63%, 09/15/24 (Call 06/15/24)	1,150	1,150,771
4.75%, 09/15/44 (Call 03/15/44)	1,405	1,380,146
5.00%, 09/15/54 (Call 03/15/54)	465	453,891
5.13%, 03/01/21	4,720	4,993,099
5.85%, 12/15/45 (Call 06/15/45)	1,765	1,925,403
6.50%, 03/01/41 (Call 09/01/40)	2,500	3,037,975
Nexen Energy ULC
6.20%, 07/30/19	2,115	2,206,579
6.40%, 05/15/37	3,139	3,893,396
7.50%, 07/30/39	6,700	9,416,716
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)	150	147,215
3.90%, 11/15/24 (Call 08/15/24)	110	110,611
4.15%, 12/15/21 (Call 09/15/21)	3,160	3,241,686
4.95%, 08/15/47 (Call 02/15/47)	2,000	2,063,400
5.05%, 11/15/44 (Call 05/15/44)	1,576	1,633,445
5.25%, 11/15/43 (Call 05/15/43)	1,965	2,091,703

90	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
6.00%, 03/01/41 (Call 09/01/40)	$3,825	$4,409,919
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	2,384	2,342,971
2.70%, 02/15/23 (Call 11/15/22)	1,729	1,695,025
3.00%, 02/15/27 (Call 11/15/26)	1,255	1,198,462
3.13%, 02/15/22 (Call 11/15/21)	5,055	5,064,402
3.40%, 04/15/26 (Call 01/15/26)	2,940	2,900,281
3.50%, 06/15/25 (Call 03/15/25)	2,430	2,426,331
4.10%, 02/15/47 (Call 08/15/46)	4,040	4,004,327
4.40%, 04/15/46 (Call 10/15/45)	3,660	3,802,374
4.63%, 06/15/45 (Call 12/15/44)	2,190	2,319,407
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,926	1,992,466
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)[c]	315	304,095
Petroleos Mexicanos
3.50%, 01/30/23	8,070	7,769,957
4.25%, 01/15/25	1,375	1,328,608
4.50%, 01/23/26[d]	6,700	6,491,496
4.63%, 09/21/23	7,525	7,559,916
4.88%, 01/24/22	5,770	5,926,309
4.88%, 01/18/24	6,000	6,098,880
5.38%, 03/13/22[c]	600	627,048
5.50%, 01/21/21	10,971	11,484,991
5.50%, 06/27/44	5,385	4,831,207
5.63%, 01/23/46	11,695	10,494,157
6.00%, 03/05/20	2,227	2,338,328
6.35%, 02/12/48[c]	5,000	4,884,800
6.38%, 02/04/21	1,690	1,807,911
6.38%, 01/23/45	7,655	7,447,014
6.50%, 03/13/27[c]	1,105	1,180,282

Security	Principal (000s)	Value
6.50%, 06/02/41	$11,794	$11,676,178
6.63%, 06/15/35	10,269	10,641,046
6.63%, 06/15/38	2,900	2,943,935
6.75%, 09/21/47[c]	75	76,343
6.75%, 09/21/47	8,286	8,421,808
6.88%, 08/04/26	10,535	11,585,866
8.00%, 05/03/19	26	27,469
Phillips 66
4.30%, 04/01/22	6,538	6,787,229
4.65%, 11/15/34 (Call 05/15/34)	1,015	1,063,619
4.88%, 11/15/44 (Call 05/15/44)	3,620	3,807,661
5.88%, 05/01/42	4,605	5,479,213
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	1,810	1,828,082
3.95%, 07/15/22 (Call 04/15/22)	6,300	6,426,882
4.45%, 01/15/26 (Call 10/15/25)	1,035	1,074,133
6.88%, 05/01/18	250	251,730
Shell International Finance BV
1.38%, 05/10/19	2,725	2,687,776
1.38%, 09/12/19	1,930	1,897,190
1.75%, 09/12/21	2,159	2,068,754
1.88%, 05/10/21	4,523	4,380,661
2.13%, 05/11/20	8,401	8,296,660
2.25%, 11/10/20	1,405	1,384,628
2.25%, 01/06/23	2,440	2,342,912
2.38%, 08/21/22	4,810	4,672,963
2.50%, 09/12/26	6,390	5,943,658
2.88%, 05/10/26	2,300	2,205,930
3.25%, 05/11/25	4,133	4,086,421
3.40%, 08/12/23	2,125	2,146,165
3.63%, 08/21/42	2,215	2,063,848
3.75%, 09/12/46	2,927	2,788,319
4.00%, 05/10/46	3,757	3,710,864
4.13%, 05/11/35	6,367	6,565,650
4.30%, 09/22/19	9,050	9,285,481
4.38%, 03/25/20	3,005	3,104,976
4.38%, 05/11/45	7,705	8,101,885
4.55%, 08/12/43	9,820	10,539,413

SCHEDULE OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.50%, 03/25/40	$1,849	$2,228,082
6.38%, 12/15/38	3,454	4,565,774
Statoil ASA
1.15%, 05/15/18	500	499,060
2.25%, 11/08/19	1,195	1,188,296
2.45%, 01/17/23	2,174	2,108,063
2.65%, 01/15/24	1,980	1,917,491
2.75%, 11/10/21	300	297,711
2.90%, 11/08/20	50	50,099
3.15%, 01/23/22	6,940	6,966,303
3.25%, 11/10/24	102	101,103
3.70%, 03/01/24	2,450	2,501,229
3.95%, 05/15/43	3,272	3,239,640
4.80%, 11/08/43	18,565	20,889,152
5.10%, 08/17/40	2,250	2,601,225
7.15%, 01/15/29	600	769,518
7.75%, 06/15/23	650	786,572
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	4,530	4,526,512
4.00%, 11/15/47 (Call 05/15/47)	170	163,941
5.35%, 07/15/33	25	28,214
5.95%, 12/01/34	1,000	1,213,940
5.95%, 05/15/35	10,150	12,313,574
6.50%, 06/15/38	6,653	8,582,037
6.80%, 05/15/38	2,595	3,439,828
6.85%, 06/01/39	1,766	2,373,310
Tosco Corp.
7.80%, 01/01/27	2,200	2,840,618
8.13%, 02/15/30	725	996,984
Total Capital Canada Ltd.
2.75%, 07/15/23	639	625,690
Total Capital International SA
2.10%, 06/19/19	3,860	3,835,528
2.70%, 01/25/23	3,250	3,186,722
2.75%, 06/19/21	3,870	3,853,475
2.88%, 02/17/22	3,325	3,299,530
3.75%, 04/10/24	3,400	3,480,410
Total Capital SA
4.13%, 01/28/21	50	51,723
4.25%, 12/15/21	10	10,470
4.45%, 06/24/20	8,037	8,341,442

Security	Principal (000s)	Value
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	$4,750	$4,551,402
3.65%, 03/15/25	600	597,816
4.90%, 03/15/45	575	610,616
6.13%, 02/01/20	1,419	1,505,417
6.63%, 06/15/37	7,076	8,813,087
7.50%, 04/15/32	865	1,131,152
9.38%, 03/15/19	1,919	2,046,652
10.50%, 03/15/39	325	530,972
XTO Energy Inc.
6.75%, 08/01/37	525	707,033

		948,591,016
OIL & GAS SERVICES — 0.11%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	3,470	3,482,388
5.13%, 09/15/40	1,270	1,400,708
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	2,400	2,343,288
4.08%, 12/15/47 (Call 06/15/47)	1,830	1,718,626
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	382	383,623
3.50%, 08/01/23 (Call 05/01/23)	4,158	4,186,025
3.80%, 11/15/25 (Call 08/15/25)	5,568	5,576,352
4.50%, 11/15/41 (Call 05/15/41)	2,246	2,257,994
4.75%, 08/01/43 (Call 02/01/43)	6,871	7,141,924
4.85%, 11/15/35 (Call 05/15/35)	1,974	2,114,509
5.00%, 11/15/45 (Call 05/15/45)	8,553	9,238,010
6.70%, 09/15/38	825	1,067,352
7.45%, 09/15/39	3,018	4,147,758
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	5,740	5,487,670

92	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.95%, 12/01/42 (Call 06/01/42)	$2,515	$2,184,755
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	3,735	3,802,753
TechnipFMC PLC
3.45%, 10/01/22 (Call 07/01/22)[c]	2,030	1,989,644

		58,523,379
PACKAGING & CONTAINERS — 0.03%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	1,075	1,001,169
4.50%, 10/15/21 (Call 07/15/21)	1,500	1,560,270
6.80%, 08/01/19	525	554,090
Packaging Corp. of America
3.40%, 12/15/27 (Call 09/15/27)	2,225	2,153,778
3.65%, 09/15/24 (Call 06/15/24)	400	401,864
3.90%, 06/15/22 (Call 03/15/22)	750	767,947
4.50%, 11/01/23 (Call 08/01/23)	2,000	2,103,180
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	820	844,100
5.75%, 11/01/40 (Call 05/01/40)	3,003	3,411,108
WestRock Co.
3.00%, 09/15/24 (Call 07/15/24)[c]	150	144,561
3.38%, 09/15/27 (Call 06/15/27)[c]	250	238,783
WestRock MWV LLC
7.95%, 02/15/31	975	1,316,981
8.20%, 01/15/30	40	54,200
WestRock RKT Co.
3.50%, 03/01/20	500	505,670
4.00%, 03/01/23 (Call 12/01/22)	900	919,962
4.90%, 03/01/22	1,575	1,662,160

		17,639,823

Security	Principal (000s)	Value
PHARMACEUTICALS — 1.17%
AbbVie Inc.
1.80%, 05/14/18	$4,145	$4,142,181
2.30%, 05/14/21 (Call 04/14/21)	1,280	1,248,614
2.50%, 05/14/20 (Call 04/14/20)	6,325	6,268,834
2.85%, 05/14/23 (Call 03/14/23)	4,600	4,466,692
2.90%, 11/06/22	7,578	7,419,771
3.20%, 11/06/22 (Call 09/06/22)	8,606	8,541,197
3.20%, 05/14/26 (Call 02/14/26)	4,465	4,263,227
3.60%, 05/14/25 (Call 02/14/25)	4,478	4,433,713
4.30%, 05/14/36 (Call 11/14/35)	2,085	2,088,628
4.40%, 11/06/42	5,284	5,240,090
4.45%, 05/14/46 (Call 11/14/45)	3,955	3,946,141
4.50%, 05/14/35 (Call 11/14/34)	12,965	13,344,486
4.70%, 05/14/45 (Call 11/14/44)	9,885	10,211,106
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	7,205	7,103,626
4.63%, 10/01/42 (Call 04/01/42)	125	122,080
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	8,568	8,562,945
3.45%, 03/15/22 (Call 01/15/22)	6,120	6,107,944
3.80%, 03/15/25 (Call 12/15/24)	12,077	11,913,840
3.85%, 06/15/24 (Call 03/15/24)	3,410	3,411,978
4.55%, 03/15/35 (Call 09/15/34)	10,849	10,820,684
4.75%, 03/15/45 (Call 09/15/44)	2,930	2,911,043

SCHEDULE OF INVESTMENTS	93

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.85%, 06/15/44 (Call 12/15/43)	$4,195	$4,250,626
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	4,570	4,403,332
3.38%, 09/15/20	5,772	5,802,996
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	6,075	5,996,146
3.45%, 12/15/27 (Call 09/15/27)	945	899,045
3.50%, 11/15/21 (Call 08/15/21)	10,060	10,131,929
4.25%, 03/01/45 (Call 09/01/44)	75	70,060
4.30%, 12/15/47 (Call 06/15/47)	475	445,474
AstraZeneca PLC
1.95%, 09/18/19	890	880,397
2.38%, 11/16/20	3,415	3,369,444
2.38%, 06/12/22 (Call 05/12/22)	3,722	3,606,320
3.13%, 06/12/27 (Call 03/12/27)	1,848	1,768,702
3.38%, 11/16/25	6,780	6,660,943
4.00%, 09/18/42	2,350	2,241,195
4.38%, 11/16/45	4,989	5,048,569
6.45%, 09/15/37	9,262	11,855,175
Bristol-Myers Squibb Co.
1.75%, 03/01/19	400	396,956
2.00%, 08/01/22	5,716	5,472,784
3.25%, 11/01/23	2,150	2,162,706
3.25%, 02/27/27	1,665	1,643,322
3.25%, 08/01/42	2,353	2,114,665
Cardinal Health Inc.
1.95%, 06/14/19	95	94,071
2.62%, 06/15/22 (Call 05/15/22)[d]	2,525	2,442,230
3.08%, 06/15/24 (Call 04/15/24)	2,630	2,520,723
3.20%, 06/15/22	2,600	2,568,124
3.41%, 06/15/27 (Call 03/15/27)	2,665	2,508,405

Security	Principal (000s)	Value
3.50%, 11/15/24 (Call 08/15/24)	$1,200	$1,180,188
3.75%, 09/15/25 (Call 06/15/25)	1,040	1,024,702
4.37%, 06/15/47 (Call 12/15/46)	2,885	2,717,122
4.50%, 11/15/44 (Call 05/15/44)	2,885	2,764,003
4.60%, 03/15/43	2,423	2,377,084
4.90%, 09/15/45 (Call 03/15/45)	1,312	1,346,820
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	2,600	2,506,556
2.25%, 08/12/19 (Call 07/12/19)	3,615	3,584,128
2.75%, 12/01/22 (Call 09/01/22)	4,900	4,720,513
2.80%, 07/20/20 (Call 06/20/20)	5,765	5,722,973
2.88%, 06/01/26 (Call 03/01/26)	550	502,133
3.38%, 08/12/24 (Call 05/12/24)	3,488	3,393,545
3.50%, 07/20/22 (Call 05/20/22)	7,224	7,198,138
3.88%, 07/20/25 (Call 04/20/25)	11,925	11,783,331
4.00%, 12/05/23 (Call 09/05/23)	3,150	3,193,218
4.13%, 05/15/21 (Call 02/15/21)	475	487,474
4.88%, 07/20/35 (Call 01/20/35)	10,360	10,734,618
5.13%, 07/20/45 (Call 01/20/45)	7,368	7,699,192
5.30%, 12/05/43 (Call 06/05/43)	1,235	1,324,871
Eli Lilly & Co.
1.95%, 03/15/19	2,690	2,674,075
2.35%, 05/15/22	285	277,567
2.75%, 06/01/25 (Call 03/01/25)	1,225	1,179,834

94	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.10%, 05/15/27 (Call 02/15/27)	$2,455	$2,393,821
3.70%, 03/01/45 (Call 09/01/44)	1,805	1,742,457
3.95%, 05/15/47 (Call 11/15/46)	1,500	1,513,185
5.50%, 03/15/27	700	810,334
5.55%, 03/15/37	3,223	3,936,927
Express Scripts Holding Co.
2.25%, 06/15/19	3,246	3,225,940
3.00%, 07/15/23 (Call 05/15/23)	1,040	1,003,163
3.05%, 11/30/22 (Call 10/30/22)	2,534	2,480,963
3.30%, 02/25/21 (Call 01/25/21)	450	450,698
3.40%, 03/01/27 (Call 12/01/26)	6,125	5,803,927
3.50%, 06/15/24 (Call 03/15/24)	1,500	1,473,390
3.90%, 02/15/22	5,504	5,611,163
4.50%, 02/25/26 (Call 11/27/25)	5,905	6,078,548
4.75%, 11/15/21	3,116	3,266,970
4.80%, 07/15/46 (Call 01/15/46)	1,510	1,512,295
6.13%, 11/15/41	3,445	4,002,229
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	6,601	6,479,806
4.20%, 03/18/43	890	925,413
5.38%, 04/15/34	150	174,686
5.65%, 05/15/18	4,519	4,549,322
6.38%, 05/15/38	7,500	9,956,325
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	8,695	8,620,571
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	2,791	2,714,638
1.88%, 12/05/19	75	74,366
1.95%, 11/10/20	2,385	2,348,724
2.05%, 03/01/23 (Call 01/01/23)	1,850	1,777,609
2.25%, 03/03/22 (Call 02/03/22)	550	539,038

Security	Principal (000s)	Value
2.45%, 12/05/21	$615	$610,701
2.45%, 03/01/26 (Call 12/01/25)	9,586	9,019,947
2.63%, 01/15/25 (Call 11/15/24)	930	899,291
2.90%, 01/15/28 (Call 10/15/27)	3,000	2,879,190
2.95%, 09/01/20	130	131,329
2.95%, 03/03/27 (Call 12/03/26)	465	451,645
3.38%, 12/05/23	4,050	4,134,240
3.40%, 01/15/38 (Call 07/15/37)	1,200	1,148,196
3.50%, 01/15/48 (Call 07/15/47)	2,200	2,073,258
3.55%, 05/15/21	1,750	1,797,110
3.55%, 03/01/36 (Call 09/01/35)	4,075	4,011,593
3.63%, 03/03/37 (Call 09/03/36)	2,930	2,896,188
3.70%, 03/01/46 (Call 09/01/45)	6,273	6,133,175
3.75%, 03/03/47 (Call 09/03/46)	1,965	1,935,152
4.38%, 12/05/33 (Call 06/05/33)	2,160	2,344,421
4.50%, 09/01/40	695	772,228
4.50%, 12/05/43 (Call 06/05/43)	563	621,490
4.85%, 05/15/41	1,100	1,262,019
4.95%, 05/15/33	125	144,808
5.85%, 07/15/38	115	148,327
5.95%, 08/15/37	3,570	4,637,144
6.95%, 09/01/29	540	710,440
McKesson Corp.
2.28%, 03/15/19	1,025	1,021,638
2.70%, 12/15/22 (Call 09/15/22)	2,175	2,108,554
2.85%, 03/15/23 (Call 12/15/22)	2,775	2,708,761
3.80%, 03/15/24 (Call 12/15/23)	2,625	2,652,930

SCHEDULE OF INVESTMENTS	95

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Mead Johnson Nutrition Co.
3.00%, 11/15/20	$2,273	$2,271,523
4.13%, 11/15/25 (Call 08/15/25)	970	989,400
4.60%, 06/01/44 (Call 12/01/43)	2,548	2,584,946
5.90%, 11/01/39	2,200	2,605,702
Medco Health Solutions Inc.
4.13%, 09/15/20	500	513,050
Merck & Co. Inc.
1.30%, 05/18/18	3,200	3,194,720
1.85%, 02/10/20	1,300	1,282,970
2.35%, 02/10/22	1,240	1,217,246
2.40%, 09/15/22 (Call 06/15/22)	682	666,184
2.75%, 02/10/25 (Call 11/10/24)	7,250	7,001,107
2.80%, 05/18/23	10,649	10,535,162
3.60%, 09/15/42 (Call 03/15/42)	650	621,250
3.70%, 02/10/45 (Call 08/10/44)	5,815	5,651,773
3.88%, 01/15/21 (Call 10/15/20)	5,872	6,051,331
4.15%, 05/18/43	4,356	4,525,928
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	3,453	3,563,116
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	3,020	3,132,555
Mylan NV
2.50%, 06/07/19	550	546,584
3.15%, 06/15/21 (Call 05/15/21)	560	554,904
3.95%, 06/15/26 (Call 03/15/26)	4,353	4,220,277
5.25%, 06/15/46 (Call 12/15/45)	4,450	4,494,322
Novartis Capital Corp.
1.80%, 02/14/20	1,500	1,478,220
2.40%, 05/17/22 (Call 04/17/22)	3,225	3,157,081
2.40%, 09/21/22	4,299	4,186,925

Security	Principal (000s)	Value
3.00%, 11/20/25 (Call 08/20/25)	$2,180	$2,129,816
3.10%, 05/17/27 (Call 02/17/27)	3,490	3,414,895
3.40%, 05/06/24	3,793	3,834,647
3.70%, 09/21/42	1,948	1,881,008
4.00%, 11/20/45 (Call 05/20/45)	3,690	3,761,660
4.40%, 05/06/44	5,873	6,363,689
Perrigo Finance Unlimited Co.
3.50%, 12/15/21 (Call 10/15/21)	1,433	1,439,133
3.90%, 12/15/24 (Call 09/15/24)	1,400	1,390,312
4.38%, 03/15/26 (Call 12/15/25)	1,800	1,820,142
4.90%, 12/15/44 (Call 06/15/44)	2,460	2,423,198
Pfizer Inc.
1.45%, 06/03/19	706	697,429
1.95%, 06/03/21	2,825	2,760,364
2.10%, 05/15/19	2,338	2,328,461
2.20%, 12/15/21	3,670	3,589,040
2.75%, 06/03/26	2,935	2,791,625
3.00%, 06/15/23	1,412	1,411,054
3.00%, 12/15/26	3,538	3,425,492
3.40%, 05/15/24	2,755	2,784,451
4.00%, 12/15/36	2,050	2,110,885
4.13%, 12/15/46	3,205	3,299,964
4.30%, 06/15/43	4,800	5,029,824
4.40%, 05/15/44	3,715	3,961,416
5.20%, 08/12/20	2,000	2,122,880
5.60%, 09/15/40	1,000	1,211,990
5.80%, 08/12/23	200	226,622
7.20%, 03/15/39	6,100	8,856,468
Pharmacia LLC
6.60%, 12/01/28	6,180	7,806,205
Sanofi
4.00%, 03/29/21	2,733	2,821,768
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	2,764	2,720,854
2.40%, 09/23/21 (Call 08/23/21)	6,240	6,027,965

96	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.88%, 09/23/23 (Call 07/23/23)	$4,750	$4,550,167
3.20%, 09/23/26 (Call 06/23/26)	9,849	9,172,965
Wyeth LLC
5.95%, 04/01/37	3,540	4,502,314
6.00%, 02/15/36	810	1,017,984
6.45%, 02/01/24	1,350	1,581,795
6.50%, 02/01/34	716	931,151
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	2,140	2,009,867
3.25%, 02/01/23 (Call 11/01/22)	2,746	2,723,181
3.45%, 11/13/20 (Call 10/13/20)	970	980,903
3.95%, 09/12/47 (Call 03/12/47)	1,010	957,722
4.50%, 11/13/25 (Call 08/13/25)	1,190	1,257,723
4.70%, 02/01/43 (Call 08/01/42)	4,695	4,981,066

		639,191,898
PIPELINES — 0.94%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	275	270,754
4.25%, 12/01/27 (Call 09/01/27)	770	752,175
5.20%, 12/01/47 (Call 06/01/47)	955	931,526
5.25%, 01/15/25 (Call 01/15/21)	1,125	1,154,408
5.50%, 10/15/19 (Call 09/15/19)	175	180,798
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	7,690	7,478,833
4.45%, 07/15/27 (Call 04/15/27)	1,935	1,893,746
5.75%, 09/15/19	1,085	1,125,112
5.95%, 06/01/26 (Call 03/01/26)	1,095	1,185,896

Security	Principal (000s)	Value
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	$1,465	$1,397,932
4.15%, 07/01/23 (Call 04/01/23)	5,475	5,502,211
4.35%, 10/15/24 (Call 07/15/24)	1,200	1,207,908
4.88%, 02/01/21 (Call 11/01/20)	7,580	7,831,656
5.60%, 10/15/44 (Call 04/15/44)	950	963,015
5.85%, 11/15/43 (Call 05/15/43)	1,190	1,253,463
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	4,068	4,193,416
5.80%, 06/01/45 (Call 12/01/44)	1,050	1,218,042
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	525	672,467
8.63%, 01/15/22	2,365	2,772,939
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)	1,150	1,139,294
3.90%, 05/15/24 (Call 02/15/24)	675	664,598
4.40%, 03/15/27 (Call 12/15/26)	435	428,988
5.00%, 05/15/44 (Call 11/15/43)	40	37,996
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	1,900	1,946,474
4.38%, 10/15/20 (Call 09/15/20)	1,700	1,747,685
5.20%, 03/15/20	625	650,106
5.50%, 09/15/40 (Call 03/15/40)	435	461,161
5.88%, 10/15/25 (Call 07/15/25)	3,000	3,327,960
7.38%, 10/15/45 (Call 04/15/45)	1,075	1,407,497
9.88%, 03/01/19	400	427,208

SCHEDULE OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Series B
7.50%, 04/15/38	$1,120	$1,423,834
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	555	538,300
3.50%, 06/10/24 (Call 03/10/24)	2,840	2,793,708
3.70%, 07/15/27 (Call 04/15/27)	1,545	1,491,157
4.00%, 10/01/23 (Call 07/01/23)	100	101,775
4.25%, 12/01/26 (Call 09/01/26)	1,158	1,168,248
4.50%, 06/10/44 (Call 12/10/43)	1,605	1,566,817
5.50%, 12/01/46 (Call 05/29/46)	2,405	2,710,435
Energy Transfer LP
3.60%, 02/01/23 (Call 11/01/22)	10,420	10,281,414
4.05%, 03/15/25 (Call 12/15/24)	1,620	1,594,307
4.15%, 10/01/20 (Call 08/01/20)	2,750	2,808,520
4.65%, 06/01/21 (Call 03/01/21)	2,588	2,679,900
4.75%, 01/15/26 (Call 10/15/25)	3,138	3,188,365
4.90%, 02/01/24 (Call 11/01/23)	1,000	1,035,720
4.90%, 03/15/35 (Call 09/15/34)	1,600	1,532,272
5.15%, 02/01/43 (Call 08/01/42)	1,030	972,598
5.15%, 03/15/45 (Call 09/15/44)	5,555	5,217,978
5.20%, 02/01/22 (Call 11/01/21)	3,760	3,961,235
5.30%, 04/15/47 (Call 10/15/46)	768	743,816
5.95%, 10/01/43 (Call 04/01/43)	25	26,065
6.05%, 06/01/41 (Call 12/01/40)	460	483,971

Security	Principal (000s)	Value
6.13%, 12/15/45 (Call 06/15/45)	$4,331	$4,617,106
6.50%, 02/01/42 (Call 08/01/41)	4,975	5,492,997
6.63%, 10/15/36	30	33,672
7.50%, 07/01/38	1,000	1,215,030
7.60%, 02/01/24 (Call 11/01/23)	1,940	2,222,658
9.70%, 03/15/19	2,462	2,633,429
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	325	330,145
5.00%, 10/01/22 (Call 07/01/22)	5,147	5,390,402
5.75%, 09/01/20 (Call 06/01/20)	2,250	2,368,710
5.88%, 03/01/22 (Call 12/01/21)	2,100	2,255,232
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	2,525	2,470,662
4.40%, 04/01/24 (Call 01/01/24)	4,003	4,025,177
4.85%, 07/15/26 (Call 04/15/26)	1,375	1,407,271
5.05%, 04/01/45 (Call 10/01/44)	1,111	1,052,317
5.45%, 06/01/47 (Call 12/01/46)	1,765	1,766,924
5.60%, 04/01/44 (Call 10/01/43)	1,660	1,670,192
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	2,869	2,855,085
2.80%, 02/15/21	1,100	1,093,268
2.85%, 04/15/21 (Call 03/15/21)	1,435	1,425,055
3.35%, 03/15/23 (Call 12/15/22)	3,625	3,617,097
3.70%, 02/15/26 (Call 11/15/25)	5,099	5,074,627

98	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.75%, 02/15/25 (Call 11/15/24)	$3,785	$3,805,250
3.90%, 02/15/24 (Call 11/15/23)	3,680	3,741,898
3.95%, 02/15/27 (Call 11/15/26)[d]	870	879,170
4.25%, 02/15/48 (Call 08/15/47)	3,500	3,359,580
4.45%, 02/15/43 (Call 08/15/42)	480	475,075
4.85%, 08/15/42 (Call 02/15/42)	5,563	5,804,212
4.85%, 03/15/44 (Call 09/15/43)	5,241	5,484,602
4.90%, 05/15/46 (Call 11/15/45)	2,315	2,444,177
4.95%, 10/15/54 (Call 04/15/54)	125	129,991
5.10%, 02/15/45 (Call 08/15/44)	5,328	5,766,548
5.20%, 09/01/20	572	601,818
5.25%, 01/31/20	1,240	1,293,754
5.70%, 02/15/42	350	407,421
5.95%, 02/01/41	2,030	2,392,132
6.13%, 10/15/39	1,480	1,785,206
6.45%, 09/01/40	685	854,092
7.55%, 04/15/38	355	476,708
Series D
6.88%, 03/01/33	265	333,603
Series E
(3 mo. LIBOR US + 3.033%)
5.25%, 08/16/77 (Call 08/16/27)[a,e]	250	241,793
Series H
6.65%, 10/15/34	2,225	2,770,859
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	1,650	1,615,894
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	200	201,226

Security	Principal (000s)	Value
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	$1,475	$1,457,964
3.50%, 03/01/21 (Call 01/01/21)	2,735	2,748,374
3.50%, 09/01/23 (Call 06/01/23)	3,300	3,243,372
3.95%, 09/01/22 (Call 06/01/22)	2,219	2,246,893
4.15%, 02/01/24 (Call 11/01/23)	6,158	6,225,492
4.25%, 09/01/24 (Call 06/01/24)	125	126,596
4.30%, 05/01/24 (Call 02/01/24)	1,060	1,075,783
4.70%, 11/01/42 (Call 05/01/42)	55	51,757
5.00%, 10/01/21 (Call 07/01/21)	1,939	2,035,426
5.00%, 08/15/42 (Call 02/15/42)	105	102,696
5.00%, 03/01/43 (Call 09/01/42)	495	484,174
5.30%, 09/15/20	2,635	2,768,147
5.40%, 09/01/44 (Call 03/01/44)	1,605	1,634,869
5.50%, 03/01/44 (Call 09/01/43)	2,170	2,239,787
5.63%, 09/01/41	2,300	2,392,713
5.80%, 03/15/35	75	81,638
6.38%, 03/01/41	375	426,401
6.50%, 04/01/20	1,967	2,097,648
6.50%, 02/01/37	25	28,295
6.50%, 09/01/39	605	692,338
6.55%, 09/15/40	815	939,573
6.85%, 02/15/20	775	829,010
6.95%, 01/15/38	3,320	4,041,403
7.30%, 08/15/33	525	640,925
7.40%, 03/15/31	325	392,057
7.50%, 11/15/40	1,167	1,473,874

SCHEDULE OF INVESTMENTS	99

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	$2,040	$2,040,816
3.15%, 01/15/23 (Call 12/15/22)	1,808	1,771,316
4.30%, 06/01/25 (Call 03/01/25)	6,900	6,981,765
4.30%, 03/01/28 (Call 12/01/27)	1,000	996,620
5.05%, 02/15/46 (Call 08/15/45)	5,560	5,470,873
5.30%, 12/01/34 (Call 06/01/34)	8,015	8,222,989
5.55%, 06/01/45 (Call 12/01/44)	5,768	6,057,496
7.75%, 01/15/32	285	362,885
7.80%, 08/01/31	550	693,363
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	200	191,028
4.20%, 12/01/42 (Call 06/01/42)	400	374,400
4.20%, 03/15/45 (Call 09/15/44)	225	208,658
4.20%, 10/03/47 (Call 04/03/47)	1,615	1,555,164
4.25%, 02/01/21	2,000	2,060,480
4.25%, 09/15/46 (Call 03/15/46)	635	615,671
5.00%, 03/01/26 (Call 12/01/25)	2,500	2,705,550
5.15%, 10/15/43 (Call 04/15/43)	710	774,922
6.40%, 05/01/37	1,150	1,429,795
6.55%, 07/15/19	379	397,086
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	100	99,852
4.13%, 03/01/27 (Call 12/01/26)	890	884,883
4.50%, 07/15/23 (Call 04/15/23)	2,170	2,243,346

Security	Principal (000s)	Value
4.70%, 04/15/48 (Call 10/15/47)	$1,500	$1,453,215
4.88%, 12/01/24 (Call 09/01/24)	7,740	8,157,883
4.88%, 06/01/25 (Call 03/01/25)	1,750	1,838,147
5.20%, 03/01/47 (Call 09/01/46)	946	984,370
5.50%, 02/15/23 (Call 04/02/18)	3,116	3,203,684
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)[d]	1,425	1,405,164
4.95%, 07/13/47 (Call 01/06/47)	1,250	1,266,337
7.50%, 09/01/23 (Call 06/01/23)	150	176,025
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	5,150	5,095,204
4.90%, 03/15/25 (Call 12/15/24)	511	537,219
6.13%, 02/01/41 (Call 08/01/40)	3,775	4,355,595
6.20%, 09/15/43 (Call 03/15/43)	50	58,769
6.65%, 10/01/36	1,150	1,382,737
6.85%, 10/15/37	1,000	1,228,850
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	2,500	2,486,700
3.61%, 02/15/25 (Call 11/15/24)	250	245,595
3.75%, 03/01/28 (Call 12/01/27)	5,846	5,666,995
4.68%, 02/15/45 (Call 08/15/44)	685	673,533
4.90%, 10/01/46 (Call 04/01/46)	50	50,394
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	3,336	3,295,301

100	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.85%, 01/31/23 (Call 10/31/22)	$650	$613,496
3.60%, 11/01/24 (Call 08/01/24)	3,493	3,334,138
3.65%, 06/01/22 (Call 03/01/22)	2,363	2,332,116
3.85%, 10/15/23 (Call 07/15/23)	1,710	1,684,435
4.50%, 12/15/26 (Call 09/15/26)	1,250	1,239,762
4.65%, 10/15/25 (Call 07/15/25)	4,775	4,807,136
4.70%, 06/15/44 (Call 12/15/43)	1,221	1,108,363
4.90%, 02/15/45 (Call 08/15/44)	1,115	1,045,045
5.00%, 02/01/21 (Call 11/01/20)	3,710	3,841,742
5.15%, 06/01/42 (Call 12/01/41)	1,905	1,826,609
6.65%, 01/15/37	1,009	1,152,046
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,435	1,407,534
5.00%, 03/15/27 (Call 09/15/26)	5,090	5,286,016
5.63%, 02/01/21 (Call 11/01/20)	9,150	9,661,210
5.63%, 04/15/23 (Call 01/15/23)	4,125	4,420,721
5.63%, 03/01/25 (Call 12/01/24)	9,653	10,389,234
5.75%, 05/15/24 (Call 02/15/24)	5,305	5,728,498
5.88%, 06/30/26 (Call 12/31/25)	4,481	4,897,867
6.25%, 03/15/22 (Call 12/15/21)	2,350	2,562,604
Southern Natural Gas Co. LLC
8.00%, 03/01/32	930	1,218,384
Southern Natural Gas Co. LLC/ Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	2,865	2,949,804

Security	Principal (000s)	Value
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 03/27/18)	$2,964	$3,016,077
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	1,405	1,338,473
3.50%, 03/15/25 (Call 12/15/24)	2,380	2,312,075
4.50%, 03/15/45 (Call 09/15/44)	3,560	3,484,030
4.60%, 06/15/21 (Call 03/15/21)	1,042	1,081,617
4.75%, 03/15/24 (Call 12/15/23)	485	510,429
5.95%, 09/25/43 (Call 03/25/43)	400	469,088
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	2,020	1,978,449
3.90%, 07/15/26 (Call 04/15/26)	1,240	1,189,693
4.00%, 10/01/27 (Call 07/01/27)	850	811,427
4.40%, 04/01/21 (Call 03/01/21)	10	10,298
4.65%, 02/15/22	2,236	2,318,016
5.30%, 04/01/44 (Call 10/01/43)	2,813	2,727,091
5.35%, 05/15/45 (Call 11/15/44)	1,712	1,653,758
5.95%, 12/01/25 (Call 09/01/25)	500	545,720
6.10%, 02/15/42	1,700	1,807,219
6.85%, 02/15/40	290	318,585
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	1,585	1,541,745
4.38%, 03/13/25 (Call 12/13/24)	1,225	1,244,110
4.65%, 06/15/21 (Call 03/15/21)	1,030	1,062,847
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	2,935	3,499,078

SCHEDULE OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Texas Eastern Transmission LP
7.00%, 07/15/32	$190	$236,858
TransCanada PipeLines Ltd.
2.50%, 08/01/22	1,925	1,871,985
3.75%, 10/16/23 (Call 07/16/23)	1,775	1,816,695
3.80%, 10/01/20	1,386	1,417,587
4.63%, 03/01/34 (Call 12/01/33)	3,109	3,296,255
4.88%, 01/15/26 (Call 10/15/25)	2,945	3,197,710
5.00%, 10/16/43 (Call 04/16/43)	151	167,432
5.60%, 03/31/34	700	803,768
5.85%, 03/15/36	2,225	2,673,382
6.10%, 06/01/40	2,430	3,025,447
6.20%, 10/15/37	3,000	3,737,280
7.25%, 08/15/38	2,546	3,487,180
7.63%, 01/15/39	3,542	5,032,934
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	5	4,939
5.40%, 08/15/41 (Call 02/15/41)	1,365	1,536,403
7.85%, 02/01/26 (Call 11/01/25)	3,675	4,576,000
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	50	48,779
4.00%, 07/01/22 (Call 04/01/22)	3,750	3,760,312
4.65%, 07/01/26 (Call 04/01/26)	1,100	1,115,356
5.38%, 06/01/21 (Call 03/01/21)	2,700	2,819,961
5.45%, 04/01/44 (Call 10/01/43)	135	138,120
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	2,165	2,142,614
3.60%, 03/15/22 (Call 01/15/22)	3,382	3,389,170

Security	Principal (000s)	Value
3.75%, 06/15/27 (Call 03/15/27)	$3,275	$3,183,595
3.90%, 01/15/25 (Call 10/15/24)	2,450	2,434,050
4.00%, 11/15/21 (Call 08/15/21)	2,222	2,266,084
4.00%, 09/15/25 (Call 06/15/25)	3,960	3,944,992
4.13%, 11/15/20 (Call 08/15/20)	3,855	3,944,629
4.30%, 03/04/24 (Call 12/04/23)	3,498	3,582,896
4.90%, 01/15/45 (Call 07/15/44)	1,600	1,609,600
5.10%, 09/15/45 (Call 03/15/45)	960	992,544
5.25%, 03/15/20	1,425	1,486,859
5.40%, 03/04/44 (Call 09/04/43)	160	170,907
5.80%, 11/15/43 (Call 05/15/43)	1,003	1,138,315
6.30%, 04/15/40	4,613	5,454,181
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/28/18)	3,100	3,240,926

		516,777,974
REAL ESTATE — 0.02%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	1,150	1,151,518
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	3,914	4,115,336
5.25%, 03/15/25 (Call 12/15/24)	2,180	2,332,186
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	1,370	1,392,893
4.25%, 08/15/23 (Call 05/15/23)	2,080	2,174,640

		11,166,573

102	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 0.74%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20 (Call 12/15/19)	$2,000	$1,992,760
3.45%, 04/30/25 (Call 02/28/25)	100	96,633
3.90%, 06/15/23 (Call 03/15/23)	1,500	1,522,230
3.95%, 01/15/28 (Call 10/15/27)	348	342,129
4.30%, 01/15/26 (Call 10/15/25)	40	40,618
4.50%, 07/30/29 (Call 04/30/29)	320	327,443
4.60%, 04/01/22 (Call 01/01/22)	1,800	1,880,784
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	100	100,941
3.63%, 11/15/27 (Call 08/15/27)	75	72,098
3.75%, 04/15/23 (Call 01/15/23)	3,000	3,010,590
American Tower Corp.
2.25%, 01/15/22	1,815	1,742,999
2.80%, 06/01/20 (Call 05/01/20)	865	860,467
3.00%, 06/15/23	870	848,363
3.13%, 01/15/27 (Call 10/15/26)	2,225	2,061,685
3.30%, 02/15/21 (Call 01/15/21)	923	925,557
3.38%, 10/15/26 (Call 07/15/26)	1,330	1,261,904
3.45%, 09/15/21	1,106	1,113,244
3.50%, 01/31/23	5,358	5,354,785
3.55%, 07/15/27 (Call 04/15/27)	2,530	2,410,179
3.60%, 01/15/28 (Call 10/15/27)	2,850	2,711,461
4.00%, 06/01/25 (Call 03/01/25)	4,683	4,692,787

Security	Principal (000s)	Value
4.40%, 02/15/26 (Call 11/15/25)	$105	$107,395
4.70%, 03/15/22	3,468	3,631,135
5.00%, 02/15/24	5,160	5,507,474
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	500	489,955
2.90%, 10/15/26 (Call 07/15/26)	1,000	943,530
2.95%, 09/15/22 (Call 06/15/22)	2,100	2,076,774
2.95%, 05/11/26 (Call 02/11/26)	1,125	1,071,315
3.20%, 01/15/28 (Call 10/15/27)	2,150	2,063,806
3.35%, 05/15/27 (Call 02/15/27)	500	489,070
3.45%, 06/01/25 (Call 03/03/25)	1,365	1,356,946
3.50%, 11/15/25 (Call 08/15/25)	230	228,696
3.63%, 10/01/20 (Call 07/01/20)	365	371,201
3.95%, 01/15/21 (Call 10/15/20)	1,450	1,485,757
4.15%, 07/01/47 (Call 01/01/47)	500	495,885
4.20%, 12/15/23 (Call 09/16/23)	250	260,920
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	406	375,298
3.13%, 09/01/23 (Call 06/01/23)	4,375	4,318,037
3.20%, 01/15/25 (Call 10/15/24)	95	92,150
3.65%, 02/01/26 (Call 11/03/25)	2,147	2,129,545
3.80%, 02/01/24 (Call 11/01/23)	3,063	3,110,231
3.85%, 02/01/23 (Call 11/01/22)	1,666	1,706,034
4.13%, 05/15/21 (Call 02/15/21)	1,377	1,421,050

SCHEDULE OF INVESTMENTS	103

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.63%, 11/15/20 (Call 08/15/20)	$1,855	$1,978,098
5.88%, 10/15/19 (Call 07/17/19)	3,375	3,522,960
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	1,900	1,832,664
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	80	78,322
3.88%, 08/15/22 (Call 06/15/22)	235	236,694
3.90%, 03/15/27 (Call 12/15/26)	4,775	4,587,915
4.13%, 06/15/26 (Call 03/15/26)	550	540,612
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	875	856,555
4.25%, 01/15/24 (Call 10/15/23)	1,150	1,179,428
4.63%, 06/15/21 (Call 03/15/21)	122	127,067
CBL & Associates LP
4.60%, 10/15/24 (Call 07/15/24)[d]	1,250	1,025,912
5.25%, 12/01/23 (Call 09/01/23)[d]	4,500	3,822,120
5.95%, 12/15/26 (Call 09/15/26)[d]	35	29,892
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	6,850	6,897,402
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	200	189,734
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	1,440	1,418,458
3.70%, 06/15/21 (Call 04/15/21)	2,650	2,660,149

Security	Principal (000s)	Value
5.00%, 07/01/25 (Call 04/01/25)	$5,000	$5,188,550
5.25%, 02/15/24 (Call 11/15/23)	940	987,414
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	1,291	1,250,837
3.20%, 09/01/24 (Call 07/01/24)	1,120	1,079,030
3.40%, 02/15/21 (Call 01/15/21)	2,470	2,486,080
3.65%, 09/01/27 (Call 06/01/27)	4,725	4,524,660
3.70%, 06/15/26 (Call 03/15/26)	1,900	1,832,569
3.80%, 02/15/28 (Call 11/15/27)	300	289,227
4.00%, 03/01/27 (Call 12/01/26)	350	346,560
4.45%, 02/15/26 (Call 11/15/25)	1,600	1,633,568
4.75%, 05/15/47 (Call 11/15/46)	990	993,208
4.88%, 04/15/22	1,245	1,309,790
5.25%, 01/15/23	8,439	9,044,414
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	500	462,340
4.38%, 12/15/23 (Call 09/15/23)	500	516,810
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	515	496,939
4.25%, 02/01/26 (Call 11/01/25)	1,417	1,403,014
4.63%, 07/15/22 (Call 04/15/22)	150	155,367
4.70%, 06/01/27 (Call 03/01/27)[d]	650	662,779
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	1,000	970,040

104	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.40%, 10/01/20 (Call 09/01/20)	$1,000	$1,011,430
3.63%, 10/01/22 (Call 07/03/22)	3,350	3,387,553
3.70%, 08/15/27 (Call 05/15/27)	650	632,678
4.75%, 10/01/25 (Call 07/01/25)	1,300	1,375,322
5.25%, 03/15/21 (Call 12/15/20)	1,858	1,961,361
Duke Realty LP
3.38%, 12/15/27 (Call 09/15/27)	4,725	4,580,415
3.88%, 02/15/21 (Call 12/15/20)	850	867,111
3.88%, 10/15/22 (Call 07/15/22)	1,800	1,840,914
4.38%, 06/15/22 (Call 03/15/22)	2,875	2,994,485
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	1,000	998,780
4.50%, 06/01/27 (Call 03/01/27)	2,000	1,972,040
4.75%, 12/15/26 (Call 09/15/26)	2,275	2,279,709
5.75%, 08/15/22 (Call 05/15/22)	775	829,529
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	346	344,619
2.85%, 11/01/26 (Call 08/01/26)	1,775	1,670,186
3.00%, 04/15/23 (Call 01/15/23)	211	209,188
3.25%, 08/01/27 (Call 05/01/27)	250	241,528
3.38%, 06/01/25 (Call 03/01/25)	8	7,928
3.50%, 03/01/28 (Call 12/01/27)	1,000	983,060
4.00%, 08/01/47 (Call 02/01/47)	250	241,158

Security	Principal (000s)	Value
4.50%, 07/01/44 (Call 01/01/44)	$2,645	$2,757,598
4.50%, 06/01/45 (Call 12/01/44)	720	751,162
4.63%, 12/15/21 (Call 09/15/21)	1,370	1,442,583
4.75%, 07/15/20 (Call 04/15/20)	5,915	6,159,171
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	220	218,750
3.38%, 04/15/26 (Call 01/15/26)	350	337,435
3.63%, 08/15/22 (Call 05/15/22)	750	756,443
3.63%, 05/01/27 (Call 02/01/27)	1,400	1,368,038
3.88%, 05/01/24 (Call 02/01/24)	625	630,894
4.50%, 03/15/48	1,000	1,005,340
5.20%, 03/15/21 (Call 12/15/20)	940	987,573
Federal Realty Investment Trust
3.25%, 07/15/27 (Call 04/15/27)	1,000	955,020
4.50%, 12/01/44 (Call 06/01/44)	185	191,066
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	675	656,249
3.88%, 08/15/24 (Call 05/17/24)	1,614	1,617,131
4.00%, 12/01/22 (Call 10/01/22)	1,150	1,182,878
4.00%, 06/01/25 (Call 03/01/25)	3,367	3,379,256
4.25%, 11/15/23 (Call 08/15/23)	10,143	10,448,304
5.38%, 02/01/21 (Call 11/03/20)	603	637,654
6.75%, 02/01/41 (Call 08/01/40)	240	305,114

SCHEDULE OF INVESTMENTS	105

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Healthcare Realty Trust Inc.
3.63%, 01/15/28 (Call 10/15/27)	$565	$542,880
3.75%, 04/15/23 (Call 01/15/23)	800	799,800
Healthcare Trust of America Holdings LP
3.70%, 04/15/23 (Call 01/15/23)	2,500	2,505,050
3.75%, 07/01/27 (Call 04/01/27)	1,025	989,361
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	1,840	1,824,268
3.88%, 03/01/27 (Call 12/01/26)	2,000	1,949,280
Hospitality Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	450	424,652
4.25%, 02/15/21 (Call 11/15/20)	3,175	3,243,199
4.50%, 06/15/23 (Call 12/15/22)	4,158	4,276,752
4.50%, 03/15/25 (Call 09/15/24)	750	755,453
4.65%, 03/15/24 (Call 09/15/23)	925	946,886
5.00%, 08/15/22 (Call 02/15/22)	3,000	3,134,880
5.25%, 02/15/26 (Call 08/15/25)	450	469,877
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	500	494,705
4.00%, 06/15/25 (Call 03/15/25)	4,855	4,809,606
5.25%, 03/15/22 (Call 12/15/21)	240	253,339
Series D
3.75%, 10/15/23 (Call 07/15/23)	2,595	2,581,091
Series F
4.50%, 02/01/26 (Call 11/01/25)	1,270	1,289,609

Security	Principal (000s)	Value
Hudson Pacific Properties LP
3.95%, 11/01/27	$125	$119,405
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	3,000	2,913,690
4.25%, 08/15/29 (Call 05/15/29)	965	958,100
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	700	660,758
2.80%, 10/01/26 (Call 07/01/26)	800	730,248
3.13%, 06/01/23 (Call 03/01/23)	1,500	1,465,155
3.20%, 05/01/21 (Call 03/01/21)	1,094	1,097,720
3.30%, 02/01/25 (Call 12/01/24)	430	414,266
3.80%, 04/01/27 (Call 01/01/27)	1,000	978,900
4.25%, 04/01/45 (Call 10/01/44)	3,265	3,083,172
4.45%, 09/01/47 (Call 03/01/47)	675	648,817
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	1,050	1,092,105
4.75%, 10/01/20 (Call 07/01/20)	2,000	2,081,440
Lifestorage LP/CA
3.50%, 07/01/26 (Call 04/01/26)	250	238,050
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	1,250	1,213,775
3.75%, 06/15/24 (Call 03/15/24)	325	326,820
4.30%, 10/15/23 (Call 07/15/23)	2,900	3,002,515
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	220	217,996
3.50%, 10/15/27 (Call 07/15/27)	3,000	2,856,660

106	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.60%, 12/15/26 (Call 09/15/26)	$450	$433,121
3.90%, 06/15/24 (Call 03/15/24)	600	603,648
5.50%, 07/15/21 (Call 04/15/21)	700	745,402
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	1,500	1,496,385
4.50%, 01/15/25 (Call 10/15/24)	1,430	1,391,333
4.50%, 04/01/27 (Call 01/01/27)[d]	2,475	2,364,565
4.75%, 01/15/28 (Call 10/15/27)[d]	4,087	3,949,186
4.95%, 04/01/24 (Call 01/01/24)	1,800	1,834,686
5.25%, 01/15/26 (Call 10/15/25)	1,010	1,020,969
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	2,620	2,509,646
Piedmont Operating Partnership LP
4.45%, 03/15/24 (Call 12/15/23)	850	864,943
Public Storage
3.09%, 09/15/27 (Call 06/15/27)	1,675	1,608,636
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	675	672,867
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	60	56,156
3.25%, 10/15/22 (Call 07/15/22)	2,000	1,986,760
3.65%, 01/15/28 (Call 10/15/27)	1,725	1,684,704
3.88%, 07/15/24 (Call 04/15/24)	2,515	2,546,513
4.13%, 10/15/26 (Call 07/15/26)	615	623,167

Security	Principal (000s)	Value
4.65%, 08/01/23 (Call 05/01/23)	$3,000	$3,159,660
4.65%, 03/15/47 (Call 09/15/46)	490	510,884
5.75%, 01/15/21 (Call 10/15/20)	75	79,944
Regency Centers Corp.
3.75%, 11/15/22 (Call 08/15/22)	200	200,970
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	150	144,476
3.75%, 06/15/24 (Call 03/15/24)	700	697,081
3.90%, 11/01/25 (Call 08/01/25)	105	104,134
4.40%, 02/01/47 (Call 08/01/46)	1,300	1,270,126
Sabra Health Care LP
5.13%, 08/15/26 (Call 05/15/26)	1,000	973,280
Sabra Health Care LP/Sabra Capital Corp.
5.50%, 02/01/21 (Call 04/02/18)	50	51,238
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	975	979,027
4.15%, 02/01/22 (Call 12/01/21)	100	100,423
4.50%, 02/01/25 (Call 11/01/24)	2,325	2,284,498
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	1,000	1,002,400
4.75%, 05/01/24 (Call 11/01/23)	1,940	1,982,816
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	1,125	1,094,130
2.50%, 07/15/21 (Call 04/15/21)	1,105	1,089,287
2.63%, 06/15/22 (Call 03/15/22)	3,542	3,463,899

SCHEDULE OF INVESTMENTS	107

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.75%, 02/01/23 (Call 11/01/22)	$2,409	$2,353,738
3.30%, 01/15/26 (Call 10/15/25)	1,500	1,458,630
3.38%, 10/01/24 (Call 07/01/24)	4,088	4,060,120
3.38%, 06/15/27 (Call 03/15/27)[d]	4,000	3,881,240
3.38%, 12/01/27 (Call 09/01/27)	275	265,141
3.50%, 09/01/25 (Call 06/01/25)	150	149,126
3.75%, 02/01/24 (Call 11/01/23)	1,577	1,605,938
4.13%, 12/01/21 (Call 09/01/21)	4,750	4,918,007
4.25%, 10/01/44 (Call 04/01/44)	700	697,753
4.25%, 11/30/46 (Call 05/30/46)	1,625	1,620,742
4.38%, 03/01/21 (Call 12/01/20)	11,150	11,603,470
4.75%, 03/15/42 (Call 09/15/41)	2,394	2,552,219
6.75%, 02/01/40 (Call 11/01/39)	1,580	2,104,070
SL Green Operating Partnership LP
3.25%, 10/15/22 (Call 09/15/22)	1,150	1,127,621
SL Green Realty Corp.
4.50%, 12/01/22 (Call 09/01/22)	220	226,160
Spirit Realty LP
4.45%, 09/15/26 (Call 06/15/26)	1,000	970,140
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	250	229,085
3.88%, 12/01/23 (Call 09/01/23)	1,590	1,577,550
UDR Inc.
3.50%, 07/01/27 (Call 04/01/27)	1,500	1,450,425

Security	Principal (000s)	Value
3.50%, 01/15/28 (Call 10/15/27)	$350	$338,450
3.70%, 10/01/20 (Call 07/01/20)	200	203,624
4.00%, 10/01/25 (Call 07/01/25)	350	353,486
4.63%, 01/10/22 (Call 10/10/21)	1,650	1,721,659
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	2,150	2,032,954
3.50%, 02/01/25 (Call 11/01/24)	550	539,055
3.75%, 05/01/24 (Call 02/01/24)	165	165,629
3.85%, 04/01/27 (Call 01/01/27)	950	933,480
4.13%, 01/15/26 (Call 10/15/25)	2,505	2,535,586
4.38%, 02/01/45 (Call 08/01/44)	30	29,104
5.70%, 09/30/43 (Call 03/30/43)	725	844,857
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	373	371,198
3.25%, 08/15/22 (Call 05/15/22)	125	124,209
4.25%, 03/01/22 (Call 12/01/21)	6,968	7,183,381
4.75%, 06/01/21 (Call 03/01/21)	3,520	3,678,365
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	2,079	1,973,096
4.13%, 06/01/21 (Call 05/01/21)	1,550	1,587,138
4.88%, 06/01/26 (Call 03/01/26)	3,375	3,438,922
Vornado Realty LP
3.50%, 01/15/25 (Call 11/15/24)	250	241,835

108	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.00%, 01/15/22 (Call 10/15/21)	$2,000	$2,109,360
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	1,500	1,550,520
Weingarten Realty Investors
3.25%, 08/15/26 (Call 05/15/26)	325	305,523
4.45%, 01/15/24 (Call 10/15/23)	900	920,178
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	250	253,845
4.00%, 06/01/25 (Call 03/01/25)	2,487	2,505,901
4.13%, 04/01/19 (Call 01/01/19)	1,853	1,873,476
4.25%, 04/01/26 (Call 01/01/26)	525	536,078
4.50%, 01/15/24 (Call 10/15/23)	350	364,091
4.95%, 01/15/21 (Call 10/15/20)	2,200	2,299,528
5.13%, 03/15/43 (Call 09/15/42)	890	956,100
5.25%, 01/15/22 (Call 10/15/21)	4,008	4,276,015
6.13%, 04/15/20	600	640,140
6.50%, 03/15/41 (Call 09/15/40)	2,630	3,310,328
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	1,735	1,714,284
4.70%, 03/15/21 (Call 12/15/20)	1,750	1,823,570
6.88%, 12/15/33	2,986	3,836,174
6.95%, 10/01/27	460	562,046
7.38%, 03/15/32	2,145	2,820,654
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	300	296,127
4.60%, 04/01/24 (Call 01/01/24)	1,434	1,477,508

		404,485,581

Security	Principal (000s)	Value
RETAIL — 0.71%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	$1,250	$1,292,950
4.50%, 12/01/23 (Call 09/01/23)	1,000	1,032,990
5.75%, 05/01/20	125	131,713
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	810	812,811
4.50%, 10/01/25 (Call 07/01/25)	4,420	4,485,991
AutoZone Inc.
1.63%, 04/21/19	205	202,640
2.88%, 01/15/23 (Call 10/15/22)	750	731,460
3.13%, 07/15/23 (Call 04/15/23)	1,000	983,520
3.13%, 04/21/26 (Call 01/21/26)	645	609,719
3.25%, 04/15/25 (Call 01/15/25)	2,295	2,216,695
3.70%, 04/15/22 (Call 01/15/22)	950	963,471
3.75%, 06/01/27 (Call 03/01/27)	525	515,933
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	2,780	2,423,687
5.17%, 08/01/44 (Call 02/01/44)	2,352	1,981,254
Best Buy Co. Inc.
5.50%, 03/15/21 (Call 12/15/20)[d]	2,250	2,391,525
Costco Wholesale Corp.
1.70%, 12/15/19	6,140	6,042,742
1.75%, 02/15/20	675	664,902
2.15%, 05/18/21 (Call 04/18/21)	1,895	1,861,838
2.25%, 02/15/22	1,830	1,785,476
2.30%, 05/18/22 (Call 04/18/22)	1,675	1,631,785
2.75%, 05/18/24 (Call 03/18/24)	185	180,105

SCHEDULE OF INVESTMENTS	109

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.00%, 05/18/27 (Call 02/18/27)	$2,410	$2,328,566
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	1,400	1,380,036
4.55%, 02/15/48 (Call 08/15/47)	300	295,836
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	720	713,326
3.88%, 04/15/27 (Call 01/15/27)	2,550	2,562,546
4.15%, 11/01/25 (Call 08/01/25)	1,100	1,133,099
Home Depot Inc. (The)
1.80%, 06/05/20	1,875	1,844,456
2.00%, 06/15/19 (Call 05/15/19)	2,271	2,260,508
2.00%, 04/01/21 (Call 03/01/21)	2,564	2,504,438
2.13%, 09/15/26 (Call 06/15/26)	1,400	1,263,598
2.63%, 06/01/22 (Call 05/01/22)	4,171	4,118,737
2.70%, 04/01/23 (Call 01/01/23)	1,777	1,744,499
2.80%, 09/14/27 (Call 06/14/27)	1,500	1,413,600
3.00%, 04/01/26 (Call 01/01/26)	3,239	3,140,955
3.35%, 09/15/25 (Call 06/15/25)	3,150	3,131,667
3.50%, 09/15/56 (Call 03/15/56)	1,839	1,625,933
3.75%, 02/15/24 (Call 11/15/23)	4,275	4,406,071
3.90%, 06/15/47 (Call 12/15/46)[d]	3,170	3,121,943
4.20%, 04/01/43 (Call 10/01/42)	5,215	5,373,640
4.25%, 04/01/46 (Call 10/01/45)	5,715	5,912,453
4.40%, 04/01/21 (Call 01/01/21)	7,101	7,419,196

Security	Principal (000s)	Value
4.40%, 03/15/45 (Call 09/15/44)	$3,740	$3,954,414
4.88%, 02/15/44 (Call 08/15/43)	2,560	2,881,075
5.40%, 09/15/40 (Call 03/15/40)	1,124	1,345,338
5.88%, 12/16/36	5,265	6,718,719
5.95%, 04/01/41 (Call 10/01/40)	3,275	4,193,244
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	815	827,999
4.25%, 07/17/25 (Call 04/17/25)[d]	710	721,807
4.75%, 12/15/23 (Call 09/15/23)	3,400	3,572,856
5.55%, 07/17/45 (Call 01/17/45)	1,297	1,273,200
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	3,670	3,391,043
3.10%, 05/03/27 (Call 02/03/27)	3,800	3,642,528
3.12%, 04/15/22 (Call 01/15/22)	2,600	2,612,064
3.13%, 09/15/24 (Call 06/15/24)	3,350	3,307,421
3.38%, 09/15/25 (Call 06/15/25)	2,928	2,890,756
3.70%, 04/15/46 (Call 10/15/45)	5,455	5,047,402
3.75%, 04/15/21 (Call 01/15/21)	3,000	3,075,420
3.80%, 11/15/21 (Call 08/15/21)	8,420	8,666,201
4.05%, 05/03/47 (Call 11/03/46)	4,090	4,007,055
4.38%, 09/15/45 (Call 03/15/45)	2,904	2,992,398
4.63%, 04/15/20 (Call 10/15/19)	10,475	10,806,534
4.65%, 04/15/42 (Call 10/15/41)	1,735	1,863,737

110	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)[d]	$1,635	$1,525,079
3.63%, 06/01/24 (Call 03/01/24)[d]	1,411	1,349,438
3.88%, 01/15/22 (Call 10/15/21)[d]	2,900	2,900,348
4.38%, 09/01/23 (Call 06/01/23)[d]	1,150	1,148,862
4.50%, 12/15/34 (Call 06/15/34)	2,765	2,412,131
6.90%, 04/01/29	1,850	1,958,207
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	3,115	3,081,763
2.63%, 01/15/22	3,436	3,379,100
2.75%, 12/09/20 (Call 11/09/20)	2,161	2,158,018
3.38%, 05/26/25 (Call 02/26/25)	1,908	1,888,519
3.50%, 03/01/27 (Call 12/01/26)	3,050	2,999,888
3.63%, 05/20/21	808	826,689
3.63%, 05/01/43	625	566,500
3.70%, 01/30/26 (Call 10/30/25)	7,380	7,392,989
3.70%, 02/15/42	2,426	2,230,246
4.45%, 03/01/47 (Call 09/01/46)	2,250	2,304,518
4.60%, 05/26/45 (Call 11/26/44)	2,775	2,899,931
4.70%, 12/09/35 (Call 06/09/35)	890	952,469
4.88%, 07/15/40	175	190,344
4.88%, 12/09/45 (Call 06/09/45)	3,163	3,441,818
6.30%, 10/15/37	2,035	2,593,791
6.30%, 03/01/38	2,603	3,328,768
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	2,120	2,148,260
4.00%, 03/15/27 (Call 12/15/26)[d]	1,440	1,408,450

Security	Principal (000s)	Value
4.75%, 05/01/20	$4,755	$4,846,201
5.00%, 01/15/44 (Call 07/15/43)	1,653	1,595,443
6.95%, 03/15/28	2,350	2,470,908
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	680	665,570
3.80%, 09/01/22 (Call 06/01/22)	200	205,544
3.85%, 06/15/23 (Call 03/15/23)	1,750	1,789,253
4.63%, 09/15/21 (Call 06/15/21)[d]	1,100	1,150,402
4.88%, 01/14/21 (Call 10/14/20)	10	10,451
QVC Inc.
3.13%, 04/01/19	200	200,284
4.38%, 03/15/23	7,773	7,765,693
4.45%, 02/15/25 (Call 11/15/24)	600	591,096
4.85%, 04/01/24	1,575	1,597,082
5.13%, 07/02/22	7,990	8,260,222
5.45%, 08/15/34 (Call 02/15/34)	2,295	2,190,073
5.95%, 03/15/43	415	399,404
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	4,840	4,756,655
2.20%, 11/22/20	955	944,715
2.45%, 06/15/26 (Call 03/15/26)	1,765	1,642,333
3.10%, 03/01/23 (Call 02/01/23)	1,000	998,190
3.50%, 03/01/28 (Call 12/01/27)	1,000	992,740
3.75%, 12/01/47 (Call 06/01/47)	2,050	1,942,908
3.85%, 10/01/23 (Call 07/01/23)	1,850	1,921,225
4.30%, 06/15/45 (Call 12/15/44)	1,020	1,060,259
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	1,470	1,434,676

SCHEDULE OF INVESTMENTS	111

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.13%, 07/15/27 (Call 04/15/27)	$1,955	$1,912,577
4.25%, 04/01/25 (Call 01/01/25)	905	903,434
Target Corp.
2.30%, 06/26/19	1,473	1,469,759
2.50%, 04/15/26	1,950	1,811,258
2.90%, 01/15/22	3,410	3,414,808
3.50%, 07/01/24	6,042	6,143,203
3.63%, 04/15/46	8,240	7,532,102
3.88%, 07/15/20	910	936,181
3.90%, 11/15/47 (Call 05/15/47)	2,375	2,272,400
4.00%, 07/01/42	2,708	2,656,169
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	6,880	6,219,795
2.50%, 05/15/23 (Call 02/15/23)	1,225	1,188,458
Walgreen Co.
3.10%, 09/15/22	4,405	4,325,798
4.40%, 09/15/42	400	376,956
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	4,740	4,725,211
3.30%, 11/18/21 (Call 09/18/21)	2,800	2,804,760
3.45%, 06/01/26 (Call 03/01/26)	3,961	3,752,295
3.80%, 11/18/24 (Call 08/18/24)	2,433	2,417,088
4.50%, 11/18/34 (Call 05/18/34)	4,213	4,160,337
4.65%, 06/01/46 (Call 12/01/45)	345	336,344
4.80%, 11/18/44 (Call 05/18/44)	7,377	7,357,894
Walmart Inc.
1.75%, 10/09/19	370	366,163
1.90%, 12/15/20	6,035	5,925,404
2.35%, 12/15/22 (Call 11/15/22)	6,350	6,182,677
2.55%, 04/11/23 (Call 01/11/23)	3,695	3,619,363

Security	Principal (000s)	Value
2.65%, 12/15/24 (Call 10/15/24)	$4,000	$3,885,840
3.30%, 04/22/24 (Call 01/22/24)	5,501	5,556,780
3.63%, 07/08/20	3,000	3,075,330
3.63%, 12/15/47 (Call 06/15/47)	3,630	3,524,331
4.00%, 04/11/43 (Call 10/11/42)	7,767	8,001,874
4.30%, 04/22/44 (Call 10/22/43)	3,555	3,824,398
5.00%, 10/25/40	2,000	2,361,580
5.25%, 09/01/35	655	786,511
5.63%, 04/15/41	240	307,589
5.88%, 04/05/27	55	65,211

		387,146,852
SAVINGS & LOANS — 0.02%
First Niagara Financial Group Inc.
6.75%, 03/19/20	5,000	5,364,350
7.25%, 12/15/21	2,500	2,841,100
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	4,100	4,143,583

		12,349,033
SEMICONDUCTORS — 0.37%
Altera Corp.
4.10%, 11/15/23	1,075	1,129,889
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	1,395	1,362,427
3.50%, 12/05/26 (Call 09/05/26)	1,946	1,900,327
3.90%, 12/15/25 (Call 09/15/25)	2,806	2,841,720
4.50%, 12/05/36 (Call 06/05/36)	400	412,680
5.30%, 12/15/45 (Call 06/15/45)	325	372,047
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	1,285	1,281,351

112	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.30%, 04/01/27 (Call 01/01/27)	$7,141	$6,993,038
3.90%, 10/01/25 (Call 07/01/25)	965	992,116
4.30%, 06/15/21	900	938,880
4.35%, 04/01/47 (Call 10/01/46)	2,485	2,590,712
5.10%, 10/01/35 (Call 04/01/35)	1,400	1,616,034
5.85%, 06/15/41	2,212	2,772,830
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	4,100	3,972,777
2.38%, 01/15/20	10,265	10,139,562
2.65%, 01/15/23 (Call 12/15/22)	3,560	3,370,003
3.00%, 01/15/22 (Call 12/15/21)	12,100	11,835,736
3.13%, 01/15/25 (Call 11/15/24)	3,140	2,937,062
3.50%, 01/15/28 (Call 10/15/27)	1,015	937,992
3.63%, 01/15/24 (Call 11/15/23)	4,530	4,424,542
3.88%, 01/15/27 (Call 10/15/26)	11,385	10,931,991
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	173	167,556
1.85%, 05/11/20	1,845	1,816,439
2.35%, 05/11/22 (Call 04/11/22)	1,500	1,467,735
2.45%, 07/29/20	2,700	2,691,333
2.60%, 05/19/26 (Call 02/19/26)	2,500	2,355,725
2.70%, 12/15/22	4,109	4,057,884
2.88%, 05/11/24 (Call 03/11/24)	2,446	2,393,289
3.10%, 07/29/22	1,947	1,961,427
3.15%, 05/11/27 (Call 02/11/27)	2,125	2,076,465
3.30%, 10/01/21	8,288	8,432,294
3.70%, 07/29/25 (Call 04/29/25)	5,885	6,002,053

Security	Principal (000s)	Value
3.73%, 12/08/47 (Call 06/08/47)[c]	$13,728	$13,165,289
4.00%, 12/15/32	755	787,737
4.10%, 05/19/46 (Call 11/19/45)	2,585	2,640,138
4.10%, 05/11/47 (Call 11/11/46)	2,425	2,477,453
4.25%, 12/15/42	240	250,272
4.90%, 07/29/45 (Call 01/29/45)	1,060	1,215,619
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	190	191,775
4.13%, 11/01/21 (Call 09/01/21)	950	977,844
4.65%, 11/01/24 (Call 08/01/24)	2,965	3,115,088
5.65%, 11/01/34 (Call 07/01/34)	905	1,003,265
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	350	349,370
2.80%, 06/15/21 (Call 05/15/21)	3,518	3,485,283
3.80%, 03/15/25 (Call 12/15/24)	1,315	1,335,435
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	4,307	4,255,101
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	470	457,507
3.20%, 09/16/26 (Call 06/16/26)	1,340	1,299,157
QUALCOMM Inc.
1.40%, 05/18/18	2,505	2,500,741
1.85%, 05/20/19	2,315	2,294,096
2.10%, 05/20/20	1,630	1,598,916
2.25%, 05/20/20	3,580	3,517,028
2.60%, 01/30/23 (Call 12/30/22)	6,720	6,397,171
2.90%, 05/20/24 (Call 03/20/24)	1,945	1,838,628

SCHEDULE OF INVESTMENTS	113

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.00%, 05/20/22	$7,776	$7,617,992
3.25%, 05/20/27 (Call 02/20/27)	5,210	4,875,570
3.45%, 05/20/25 (Call 02/20/25)	6,085	5,893,444
4.30%, 05/20/47 (Call 11/20/46)	1,920	1,787,021
4.65%, 05/20/35 (Call 11/20/34)	4,485	4,540,121
4.80%, 05/20/45 (Call 11/20/44)	5,660	5,677,772
Texas Instruments Inc.
1.65%, 08/03/19	365	360,872
1.75%, 05/01/20 (Call 04/01/20)	2,150	2,111,902
2.63%, 05/15/24 (Call 03/15/24)	825	797,808
2.75%, 03/12/21 (Call 02/12/21)	1,775	1,775,177
2.90%, 11/03/27 (Call 08/03/27)	1,270	1,218,146
Xilinx Inc.
2.13%, 03/15/19	975	970,671
2.95%, 06/01/24 (Call 04/01/24)	1,355	1,311,870
3.00%, 03/15/21	1,665	1,660,371

		202,927,566
SOFTWARE — 0.71%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	1,820	1,766,310
3.40%, 09/15/26 (Call 06/15/26)	1,000	976,650
3.40%, 06/15/27 (Call 03/15/27)	250	241,908
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	1,361	1,352,861
4.75%, 02/01/20	340	353,423
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	2,550	2,431,297
3.60%, 12/15/22 (Call 09/15/22)	1,900	1,912,673

Security	Principal (000s)	Value
4.38%, 06/15/25 (Call 03/15/25)	$7,590	$7,766,012
Broadridge Financial Solutions Inc.
3.40%, 06/27/26 (Call 03/27/26)	1,125	1,081,969
3.95%, 09/01/20	1,752	1,791,035
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	1,700	1,713,838
4.50%, 08/15/23 (Call 05/15/23)	3,210	3,328,064
4.70%, 03/15/27 (Call 12/15/26)	1,275	1,297,797
5.38%, 12/01/19	828	861,989
Cadence Design Systems Inc.
4.38%, 10/15/24 (Call 07/15/24)	1,100	1,135,310
Citrix Systems Inc.
4.50%, 12/01/27 (Call 09/01/27)	2,100	2,085,300
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	1,230	1,253,308
4.80%, 03/01/26 (Call 12/01/25)	1,845	1,976,327
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	50	48,467
3.00%, 08/15/26 (Call 05/15/26)	925	865,014
3.50%, 04/15/23 (Call 01/15/23)	3,919	3,927,191
3.63%, 10/15/20 (Call 09/15/20)	2,017	2,047,053
3.88%, 06/05/24 (Call 03/05/24)	100	101,899
4.50%, 10/15/22 (Call 08/15/22)	1,000	1,048,120
4.50%, 08/15/46 (Call 02/15/46)	975	960,082
5.00%, 10/15/25 (Call 07/15/25)	9,441	10,123,679

114	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	$2,300	$2,323,046
3.85%, 06/01/25 (Call 03/01/25)	70	70,658
4.75%, 06/15/21	1,000	1,052,680
Microsoft Corp.
1.10%, 08/08/19	6,965	6,842,695
1.55%, 08/08/21 (Call 07/08/21)	5,645	5,421,006
1.85%, 02/06/20	2,125	2,102,454
1.85%, 02/12/20 (Call 01/12/20)	6,203	6,134,829
2.00%, 11/03/20 (Call 10/03/20)	6,718	6,608,295
2.00%, 08/08/23 (Call 06/08/23)	4,561	4,320,225
2.13%, 11/15/22	1,950	1,883,290
2.38%, 02/12/22 (Call 01/12/22)	7,015	6,881,715
2.38%, 05/01/23 (Call 02/01/23)	1,700	1,648,065
2.40%, 02/06/22 (Call 01/06/22)	4,670	4,587,528
2.40%, 08/08/26 (Call 05/08/26)	7,449	6,915,801
2.65%, 11/03/22 (Call 09/03/22)	4,335	4,275,480
2.70%, 02/12/25 (Call 11/12/24)	7,829	7,563,519
2.88%, 02/06/24 (Call 12/06/23)	13,455	13,223,305
3.00%, 10/01/20	900	910,296
3.13%, 11/03/25 (Call 08/03/25)	7,715	7,616,171
3.30%, 02/06/27 (Call 11/06/26)	4,195	4,157,329
3.45%, 08/08/36 (Call 02/08/36)	1,785	1,731,343
3.50%, 02/12/35 (Call 08/12/34)	7,930	7,777,585
3.50%, 11/15/42	4,507	4,291,025
3.63%, 12/15/23 (Call 09/15/23)	2,710	2,783,143

Security	Principal (000s)	Value
3.70%, 08/08/46 (Call 02/08/46)	$6,628	$6,446,260
3.75%, 05/01/43 (Call 11/01/42)	360	355,460
3.75%, 02/12/45 (Call 08/12/44)	6,006	5,902,156
3.95%, 08/08/56 (Call 02/08/56)	5,595	5,581,852
4.00%, 02/08/21	4,075	4,227,975
4.00%, 02/12/55 (Call 08/12/54)	2,091	2,090,289
4.10%, 02/06/37 (Call 08/06/36)	6,699	7,044,266
4.20%, 06/01/19	4,810	4,919,620
4.20%, 11/03/35 (Call 05/03/35)	5,028	5,359,496
4.45%, 11/03/45 (Call 05/03/45)	7,996	8,770,253
4.50%, 10/01/40	2,190	2,405,058
4.50%, 02/06/57 (Call 08/06/56)	3,215	3,519,396
4.75%, 11/03/55 (Call 05/03/55)	3,690	4,204,755
4.88%, 12/15/43 (Call 06/15/43)	1,140	1,312,767
5.20%, 06/01/39	2,925	3,485,576
5.30%, 02/08/41	1,628	1,976,620
Series 30Y
4.25%, 02/06/47 (Call 08/06/46)	5,645	6,022,312
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	11,427	11,042,596
2.25%, 10/08/19	4,164	4,150,925
2.40%, 09/15/23 (Call 07/15/23)	4,595	4,384,963
2.50%, 05/15/22 (Call 03/15/22)	8,700	8,513,037
2.50%, 10/15/22	9,763	9,526,345
2.63%, 02/15/23 (Call 01/15/23)	5,250	5,127,622
2.65%, 07/15/26 (Call 04/15/26)	8,595	8,034,176

SCHEDULE OF INVESTMENTS	115

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.80%, 07/08/21	$1,300	$1,297,374
2.95%, 11/15/24 (Call 09/15/24)	14,295	13,880,731
2.95%, 05/15/25 (Call 02/15/25)	5,236	5,070,228
3.25%, 11/15/27 (Call 08/15/27)	3,275	3,183,398
3.25%, 05/15/30 (Call 02/15/30)	7,248	6,946,701
3.40%, 07/08/24 (Call 04/08/24)	2,418	2,426,028
3.63%, 07/15/23	600	613,014
3.80%, 11/15/37 (Call 05/15/37)	200	197,600
3.85%, 07/15/36 (Call 01/15/36)	3,053	3,049,306
3.88%, 07/15/20	300	308,592
3.90%, 05/15/35 (Call 11/15/34)	2,262	2,272,337
4.00%, 07/15/46 (Call 01/15/46)	7,150	7,051,902
4.00%, 11/15/47 (Call 05/15/47)	670	662,898
4.13%, 05/15/45 (Call 11/15/44)	4,224	4,253,779
4.30%, 07/08/34 (Call 01/08/34)	4,434	4,671,485
4.38%, 05/15/55 (Call 11/15/54)	4,930	5,121,777
4.50%, 07/08/44 (Call 01/08/44)	427	455,015
5.00%, 07/08/19	6,845	7,068,147
5.38%, 07/15/40	12,715	15,366,205
6.13%, 07/08/39	3,240	4,237,726
6.50%, 04/15/38	3,575	4,841,730
VMware Inc.
2.30%, 08/21/20	2,415	2,355,108
2.95%, 08/21/22 (Call 07/21/22)	3,530	3,402,390
3.90%, 08/21/27 (Call 05/21/27)	3,015	2,865,185

		389,571,490

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 1.37%
America Movil SAB de CV
3.13%, 07/16/22	$4,150	$4,108,458
4.38%, 07/16/42[d]	3,450	3,473,701
5.00%, 03/30/20	7,950	8,260,209
6.13%, 11/15/37	2,500	2,987,600
6.13%, 03/30/40	2,010	2,421,527
6.38%, 03/01/35	998	1,208,548
AT&T Inc.
2.30%, 03/11/19	5,715	5,702,713
2.45%, 06/30/20 (Call 05/30/20)	6,764	6,691,355
2.63%, 12/01/22 (Call 09/01/22)	6,290	6,072,806
2.80%, 02/17/21 (Call 01/17/21)	4,650	4,611,684
2.85%, 02/14/23 (Call 01/14/23)	1,730	1,718,132
3.00%, 02/15/22	3,059	3,017,214
3.00%, 06/30/22 (Call 04/30/22)	16,956	16,660,966
3.20%, 03/01/22 (Call 02/01/22)	1,225	1,217,209
3.40%, 08/14/24 (Call 06/14/24)	1,750	1,738,678
3.40%, 05/15/25 (Call 02/15/25)	11,167	10,742,207
3.60%, 02/17/23 (Call 12/17/22)	3,439	3,447,701
3.80%, 03/15/22	3,021	3,069,155
3.80%, 03/01/24 (Call 01/01/24)	1,302	1,304,656
3.88%, 08/15/21	6,695	6,834,256
3.90%, 03/11/24 (Call 12/11/23)	5,714	5,758,741
3.90%, 08/14/27 (Call 05/14/27)	12,355	12,283,588
3.95%, 01/15/25 (Call 10/15/24)	3,750	3,746,062
4.10%, 02/15/28 (Call 11/15/27)[c]	765	749,677
4.13%, 02/17/26 (Call 11/17/25)	7,190	7,193,739

116	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.25%, 03/01/27 (Call 12/01/26)	$4,430	$4,440,189
4.30%, 02/15/30 (Call 11/15/29)[c]	2,600	2,535,884
4.30%, 12/15/42 (Call 06/15/42)	5,261	4,791,140
4.35%, 06/15/45 (Call 12/15/44)	11,882	10,649,242
4.45%, 05/15/21	9,170	9,522,311
4.45%, 04/01/24 (Call 01/01/24)	3,209	3,310,372
4.50%, 05/15/35 (Call 11/15/34)	3,785	3,654,607
4.50%, 03/09/48 (Call 09/09/47)	20,367	18,555,355
4.55%, 03/09/49 (Call 09/09/48)	11,387	10,409,426
4.60%, 02/15/21 (Call 11/15/20)	12,292	12,775,199
4.75%, 05/15/46 (Call 11/15/45)	9,842	9,298,033
4.80%, 06/15/44 (Call 12/15/43)	7,355	7,037,632
4.90%, 08/14/37 (Call 02/14/37)	3,108	3,114,620
5.00%, 03/01/21	12,315	12,962,769
5.15%, 03/15/42	5,866	5,928,062
5.15%, 11/15/46 (Call 05/15/46)[c]	6,654	6,656,462
5.15%, 02/14/50 (Call 08/14/49)	10,040	10,009,980
5.20%, 03/15/20	5,080	5,309,159
5.25%, 03/01/37 (Call 09/01/36)	3,023	3,132,161
5.30%, 08/14/58 (Call 02/14/58)	2,074	2,070,225
5.35%, 09/01/40	4,842	4,988,616
5.45%, 03/01/47 (Call 09/01/46)	1,835	1,912,547
5.55%, 08/15/41	4,000	4,268,440
5.65%, 02/15/47 (Call 08/15/46)	4,515	4,817,099
5.70%, 03/01/57 (Call 09/01/56)[d]	1,238	1,320,773

Security	Principal (000s)	Value
5.88%, 10/01/19	$3,850	$4,032,259
6.00%, 08/15/40 (Call 05/15/40)	3,096	3,437,086
6.35%, 03/15/40	650	754,449
6.38%, 03/01/41	5,825	6,796,959
6.55%, 02/15/39	75	87,255
7.13%, 03/15/26[c]	5,425	6,482,441
British Telecommunications PLC
9.13%, 12/15/30	7,863	11,409,528
Cisco Systems Inc.
1.40%, 09/20/19	1,050	1,032,392
1.85%, 09/20/21 (Call 08/20/21)	3,635	3,507,157
2.13%, 03/01/19	1,986	1,980,042
2.20%, 02/28/21	3,196	3,138,951
2.20%, 09/20/23 (Call 07/20/23)	2,250	2,147,962
2.45%, 06/15/20	17,000	16,896,980
2.50%, 09/20/26 (Call 06/20/26)	3,278	3,061,291
2.60%, 02/28/23	2,000	1,955,840
2.90%, 03/04/21	1,010	1,012,293
2.95%, 02/28/26	4,949	4,798,550
3.00%, 06/15/22	565	565,198
3.50%, 06/15/25	5,015	5,090,777
3.63%, 03/04/24	3,550	3,634,348
4.45%, 01/15/20	6,095	6,301,072
5.50%, 01/15/40	3,570	4,448,363
5.90%, 02/15/39	2,780	3,613,666
Deutsche Telekom International Finance BV
6.00%, 07/08/19	450	469,733
8.75%, 06/15/30	9,657	13,803,426
9.25%, 06/01/32	100	154,001
Emirates Telecommunications Group Co. PJSC
3.50%, 06/18/24[h]	1,000	998,470
Juniper Networks Inc.
3.30%, 06/15/20 (Call 05/15/20)	25	25,118
4.35%, 06/15/25 (Call 03/15/25)	500	504,285
4.50%, 03/15/24	2,890	2,974,995

SCHEDULE OF INVESTMENTS	117

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.60%, 03/15/21	$1,900	$1,971,725
5.95%, 03/15/41	1,490	1,548,676
Koninklijke KPN NV
8.38%, 10/01/30	455	604,313
Motorola Solutions Inc.
3.50%, 09/01/21	1,900	1,905,320
3.50%, 03/01/23	1,962	1,923,545
3.75%, 05/15/22	4,215	4,216,728
4.00%, 09/01/24	1,506	1,501,783
4.60%, 02/23/28 (Call 11/23/27)	1,000	999,470
5.50%, 09/01/44	800	796,024
7.50%, 05/15/25	1,175	1,393,750
Orange SA
1.63%, 11/03/19	2,170	2,128,857
4.13%, 09/14/21	1,850	1,922,279
5.38%, 07/08/19	5,643	5,836,442
5.38%, 01/13/42	2,050	2,368,078
5.50%, 02/06/44 (Call 08/06/43)	140	162,989
9.00%, 03/01/31	7,317	10,763,746
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	2,600	2,445,794
3.00%, 03/15/23 (Call 12/15/22)	650	639,841
3.63%, 12/15/25 (Call 09/15/25)	1,015	1,011,265
4.10%, 10/01/23 (Call 07/01/23)	1,035	1,068,306
4.50%, 03/15/43 (Call 09/15/42)	1,530	1,551,435
5.00%, 03/15/44 (Call 09/15/43)	4,675	5,119,686
5.45%, 10/01/43 (Call 04/01/43)	1,975	2,283,337
7.50%, 08/15/38	965	1,315,449
Telefonica Emisiones SAU
4.10%, 03/08/27	3,965	3,929,117
4.57%, 04/27/23	550	581,570
4.67%, 03/06/38	1,650	1,650,594
4.90%, 03/06/48	1,000	1,000,120
5.13%, 04/27/20	5,200	5,424,588

Security	Principal (000s)	Value
5.21%, 03/08/47	$7,475	$7,836,865
5.46%, 02/16/21	3,463	3,686,190
5.88%, 07/15/19	1,000	1,040,390
7.05%, 06/20/36	6,630	8,438,598
Telefonica Europe BV
8.25%, 09/15/30	602	822,784
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	2,195	2,017,556
3.70%, 09/15/27 (Call 06/15/27)	3,200	3,148,960
Verizon Communications Inc.
1.75%, 08/15/21	2,615	2,502,215
2.45%, 11/01/22 (Call 08/01/22)	3,500	3,363,220
2.63%, 08/15/26	8,775	7,996,833
2.95%, 03/15/22	40,293	39,757,909
3.00%, 11/01/21 (Call 09/01/21)	5,175	5,147,572
3.13%, 03/16/22	429	426,533
3.38%, 02/15/25	13,341	13,011,611
3.50%, 11/01/21	5,450	5,516,381
3.50%, 11/01/24 (Call 08/01/24)	4,651	4,616,769
3.85%, 11/01/42 (Call 05/01/42)	3,356	2,921,130
4.13%, 03/16/27	4,415	4,483,697
4.13%, 08/15/46	1,765	1,576,057
4.15%, 03/15/24 (Call 12/15/23)	4,823	4,965,809
4.27%, 01/15/36	2,164	2,076,336
4.40%, 11/01/34 (Call 05/01/34)	4,020	3,942,977
4.50%, 08/10/33	6,150	6,183,517
4.52%, 09/15/48	6,146	5,808,216
4.60%, 04/01/21	4,110	4,304,444
4.67%, 03/15/55	3,915	3,657,197
4.75%, 11/01/41	950	948,594
4.81%, 03/15/39	16,132	16,244,440
4.86%, 08/21/46	8,080	8,047,842
5.01%, 04/15/49	16,143	16,372,392
5.01%, 08/21/54	11,829	11,647,898
5.15%, 09/15/23	9,693	10,503,044

118	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.25%, 03/16/37	$1,915	$2,037,215
5.50%, 03/16/47	2,325	2,544,224
6.40%, 09/15/33	7,500	9,040,275
6.55%, 09/15/43	28,664	35,892,201
Vodafone Group PLC
2.50%, 09/26/22	4,505	4,355,839
2.95%, 02/19/23	3,520	3,453,296
4.38%, 03/16/21	285	296,007
4.38%, 02/19/43	5,996	5,747,886
5.45%, 06/10/19	245	253,318
6.15%, 02/27/37	1,305	1,563,129
6.25%, 11/30/32	25	29,379
7.88%, 02/15/30	838	1,099,640

		750,996,984
TEXTILES — 0.02%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	1,500	1,485,075
3.25%, 06/01/22 (Call 03/01/22)	3,370	3,378,459
3.70%, 04/01/27 (Call 01/01/27)	2,400	2,398,152
6.15%, 08/15/36	77	92,243
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	1,800	1,832,904

		9,186,833
TOYS, GAMES & HOBBIES — 0.01%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	205	204,701
3.50%, 09/15/27 (Call 06/15/27)	1,650	1,560,751
5.10%, 05/15/44 (Call 11/15/43)	3,344	3,299,759
6.35%, 03/15/40	370	427,546

		5,492,757
TRANSPORTATION — 0.52%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	2,110	2,099,133

Security	Principal (000s)	Value
3.00%, 04/01/25 (Call 01/01/25)	$805	$785,656
3.05%, 09/01/22 (Call 06/01/22)	6,075	6,077,734
3.25%, 06/15/27 (Call 03/15/27)[d]	828	815,704
3.40%, 09/01/24 (Call 06/01/24)	6,825	6,887,585
3.60%, 09/01/20 (Call 06/01/20)	500	509,385
3.75%, 04/01/24 (Call 01/01/24)	1,625	1,672,612
3.85%, 09/01/23 (Call 06/01/23)	1,138	1,177,386
3.90%, 08/01/46 (Call 02/01/46)	1,135	1,111,596
4.05%, 06/15/48 (Call 12/15/47)	750	750,150
4.10%, 06/01/21 (Call 03/01/21)	426	440,241
4.13%, 06/15/47 (Call 12/15/46)	875	886,296
4.15%, 04/01/45 (Call 10/01/44)	4,197	4,249,295
4.38%, 09/01/42 (Call 03/01/42)	1,747	1,829,651
4.40%, 03/15/42 (Call 09/15/41)	765	801,062
4.45%, 03/15/43 (Call 09/15/42)	873	923,678
4.55%, 09/01/44 (Call 03/01/44)	3,360	3,591,202
4.70%, 10/01/19	3,660	3,778,621
4.70%, 09/01/45 (Call 03/01/45)	5,175	5,667,712
4.90%, 04/01/44 (Call 10/01/43)	4,735	5,327,633
4.95%, 09/15/41 (Call 03/15/41)	905	1,014,279
5.05%, 03/01/41 (Call 09/01/40)	855	969,681
5.15%, 09/01/43 (Call 03/01/43)	1,510	1,740,230

SCHEDULE OF INVESTMENTS	119

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
5.40%, 06/01/41 (Call 12/01/40)	$500	$589,940
5.75%, 05/01/40 (Call 11/01/39)	695	852,251
6.15%, 05/01/37	3,548	4,506,386
6.20%, 08/15/36	135	172,128
7.95%, 08/15/30	1,100	1,499,179
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	3,240	3,116,556
2.40%, 02/03/20	810	807,197
2.75%, 03/01/26 (Call 12/01/25)	2,275	2,173,262
2.85%, 12/15/21 (Call 09/15/21)	950	947,673
2.95%, 11/21/24 (Call 08/21/24)	3,140	3,080,434
3.20%, 08/02/46 (Call 02/02/46)	3,477	3,106,074
3.50%, 11/15/42 (Call 05/15/42)	820	766,684
3.65%, 02/03/48 (Call 08/03/47)	500	479,120
4.50%, 11/07/43 (Call 05/07/43)	65	70,263
5.55%, 05/15/18	655	659,441
5.55%, 03/01/19	3,550	3,650,784
6.20%, 06/01/36	475	612,451
6.25%, 08/01/34	325	420,599
6.38%, 11/15/37	85	113,449
6.90%, 07/15/28	550	700,656
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	2,600	2,499,016
3.70%, 02/01/26 (Call 11/01/25)	600	601,176
4.80%, 09/15/35 (Call 03/15/35)	290	319,887
4.80%, 08/01/45 (Call 02/01/45)	1,600	1,782,208
5.75%, 03/15/33	15	17,198
5.75%, 01/15/42	275	335,041
5.95%, 05/15/37	388	482,730

Security	Principal (000s)	Value
6.13%, 09/15/15 (Call 03/15/15)	$420	$515,344
7.13%, 10/15/31	4,145	5,394,717
7.25%, 05/15/19	1,100	1,157,508
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	2,725	2,492,149
3.25%, 06/01/27 (Call 03/01/27)	3,475	3,321,440
3.35%, 11/01/25 (Call 08/01/25)	3,030	2,974,581
3.40%, 08/01/24 (Call 05/01/24)	2,090	2,082,789
3.70%, 10/30/20 (Call 07/30/20)	461	470,649
3.70%, 11/01/23 (Call 08/01/23)	70	71,187
3.80%, 03/01/28 (Call 12/01/27)	1,000	995,080
3.80%, 11/01/46 (Call 05/01/46)	2,622	2,395,118
3.95%, 05/01/50 (Call 11/01/49)	4,450	4,082,074
4.10%, 03/15/44 (Call 09/15/43)	1,380	1,324,138
4.25%, 06/01/21 (Call 03/01/21)	1,050	1,087,096
4.25%, 11/01/66 (Call 05/01/66)	3,030	2,765,511
4.40%, 03/01/43 (Call 09/01/42)	225	225,992
4.50%, 08/01/54 (Call 02/01/54)	550	538,797
4.75%, 05/30/42 (Call 11/30/41)	2,005	2,105,170
6.00%, 10/01/36	5,385	6,555,160
6.15%, 05/01/37	355	439,103
6.22%, 04/30/40	485	606,051
FedEx Corp.
2.30%, 02/01/20	550	544,709
2.63%, 08/01/22	4,070	3,992,019
3.20%, 02/01/25	2,175	2,133,958
3.25%, 04/01/26 (Call 01/01/26)	2,110	2,059,360

120	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.30%, 03/15/27 (Call 12/15/26)	$805	$783,185
3.40%, 02/15/28 (Call 11/15/27)	1,050	1,022,658
3.88%, 08/01/42	475	444,600
3.90%, 02/01/35	2,920	2,813,770
4.00%, 01/15/24	1,800	1,863,540
4.05%, 02/15/48 (Call 08/15/47)	1,045	984,359
4.10%, 04/15/43	1,150	1,098,169
4.10%, 02/01/45	1,760	1,673,830
4.40%, 01/15/47 (Call 07/15/46)	2,030	2,013,313
4.50%, 02/01/65	275	260,879
4.55%, 04/01/46 (Call 10/01/45)	1,960	1,994,026
4.75%, 11/15/45 (Call 05/15/45)	5,715	5,961,031
4.90%, 01/15/34	2,000	2,149,020
5.10%, 01/15/44	4,095	4,483,083
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	1,140	1,138,153
3.85%, 03/15/24 (Call 12/15/23)	1,500	1,513,905
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	2,450	2,374,172
3.13%, 06/01/26 (Call 03/01/26)	1,300	1,217,203
4.30%, 05/15/43 (Call 11/15/42)	2,217	2,182,370
4.95%, 08/15/45 (Call 02/15/45)	1,700	1,825,307
Kirby Corp.
4.20%, 03/01/28 (Call 12/01/27)	1,000	995,420
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	2,275	2,241,466
2.90%, 06/15/26 (Call 03/15/26)	6,100	5,783,410
3.00%, 04/01/22 (Call 01/01/22)	2,260	2,252,768

Security	Principal (000s)	Value
3.15%, 06/01/27 (Call 03/01/27)	$3,625	$3,479,166
3.25%, 12/01/21 (Call 09/01/21)	3,120	3,143,275
3.85%, 01/15/24 (Call 10/15/23)	3,000	3,084,120
3.94%, 11/01/47 (Call 05/01/47)[c]	1,699	1,641,081
3.95%, 10/01/42 (Call 04/01/42)	38	36,762
4.05%, 08/15/52 (Call 02/15/52)[c]	46	43,946
4.15%, 02/28/48 (Call 08/28/47)	2,000	1,976,760
4.45%, 06/15/45 (Call 12/15/44)	1,165	1,207,371
4.65%, 01/15/46 (Call 07/15/45)	955	1,019,759
4.80%, 08/15/43 (Call 02/15/43)	51	54,660
4.84%, 10/01/41	5,952	6,524,285
7.80%, 05/15/27	50	65,417
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	628	609,097
2.45%, 09/03/19 (Call 08/03/19)	571	568,568
2.50%, 05/11/20 (Call 04/11/20)	656	649,932
2.50%, 09/01/22 (Call 08/01/22)	625	604,294
2.55%, 06/01/19 (Call 05/01/19)	850	848,130
2.65%, 03/02/20 (Call 02/02/20)	440	437,725
2.80%, 03/01/22 (Call 02/01/22)	1,060	1,040,888
2.88%, 09/01/20 (Call 08/01/20)	870	867,773
3.40%, 03/01/23 (Call 02/01/23)	475	474,373
3.45%, 11/15/21 (Call 10/15/21)	355	357,897

SCHEDULE OF INVESTMENTS	121

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	$1,025	$1,010,547
2.75%, 03/01/26 (Call 12/01/25)	1,192	1,134,963
3.00%, 04/15/27 (Call 01/15/27)	2,030	1,959,701
3.25%, 01/15/25 (Call 10/15/24)	925	919,302
3.25%, 08/15/25 (Call 05/15/25)	2,795	2,773,534
3.35%, 08/15/46 (Call 02/15/46)	1,000	901,600
3.38%, 02/01/35 (Call 08/01/34)	240	227,791
3.60%, 09/15/37 (Call 03/15/37)	555	536,224
3.75%, 03/15/24 (Call 12/15/23)	2,740	2,822,282
3.80%, 10/01/51 (Call 04/01/51)	249	238,333
3.88%, 02/01/55 (Call 08/01/54)	2,485	2,347,058
4.00%, 02/01/21 (Call 11/01/20)	2,250	2,323,282
4.00%, 04/15/47 (Call 10/15/46)	1,350	1,357,911
4.05%, 11/15/45 (Call 05/15/45)	1,000	1,011,760
4.05%, 03/01/46 (Call 09/01/45)	3,565	3,633,626
4.10%, 09/15/67 (Call 03/15/67)	532	513,875
4.15%, 01/15/45 (Call 07/15/44)	1,250	1,280,412
4.16%, 07/15/22 (Call 04/15/22)	3,870	4,039,235
4.25%, 04/15/43 (Call 10/15/42)	2,675	2,770,551
4.30%, 06/15/42 (Call 12/15/41)	270	281,121
4.38%, 11/15/65 (Call 05/15/65)	1,243	1,264,467

Security	Principal (000s)	Value
4.75%, 09/15/41 (Call 03/15/41)	$1,970	$2,179,943
4.75%, 12/15/43 (Call 06/15/43)	1,600	1,746,352
4.82%, 02/01/44 (Call 08/01/43)	2,359	2,645,807
6.63%, 02/01/29	250	313,485
United Parcel Service Inc.
2.05%, 04/01/21	1,652	1,621,025
2.35%, 05/16/22 (Call 04/16/22)	1,625	1,582,636
2.40%, 11/15/26 (Call 08/15/26)	1,300	1,197,469
2.45%, 10/01/22	8,490	8,281,486
2.50%, 04/01/23 (Call 03/01/23)	475	460,916
3.05%, 11/15/27 (Call 08/15/27)	3,770	3,616,297
3.13%, 01/15/21	1,078	1,089,642
3.40%, 11/15/46 (Call 05/15/46)	2,145	1,925,760
3.63%, 10/01/42	540	512,174
3.75%, 11/15/47 (Call 05/15/47)	1,560	1,491,688
4.88%, 11/15/40 (Call 05/15/40)	622	699,433
5.13%, 04/01/19	2,620	2,693,858
6.20%, 01/15/38	3,860	5,022,439
United Parcel Service of America Inc.
8.38%, 04/01/30[b]	50	68,422

		286,099,328
TRUCKING & LEASING — 0.02%
GATX Corp.
2.50%, 03/15/19	1,605	1,598,757
2.50%, 07/30/19	750	746,663
2.60%, 03/30/20 (Call 02/28/20)[d]	202	200,168
3.25%, 03/30/25 (Call 12/30/24)	1,810	1,734,885
3.25%, 09/15/26 (Call 06/15/26)[d]	830	782,897
3.50%, 03/15/28 (Call 12/15/27)	655	620,861

122	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.85%, 03/30/27 (Call 12/30/26)	$645	$633,900
3.90%, 03/30/23	1,960	1,979,855
4.50%, 03/30/45 (Call 09/30/44)	1,030	1,013,036
4.75%, 06/15/22	1,890	1,979,718
4.85%, 06/01/21	850	893,375
5.20%, 03/15/44 (Call 09/15/43)	875	954,012

		13,138,127
WATER — 0.02%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	890	847,467
3.00%, 12/01/26 (Call 09/01/26)	295	281,067
3.40%, 03/01/25 (Call 12/01/24)	3,320	3,312,099
3.75%, 09/01/47 (Call 03/01/47)	1,775	1,707,852
3.85%, 03/01/24 (Call 12/01/23)	100	102,878
4.00%, 12/01/46 (Call 06/01/46)	480	481,238
4.30%, 12/01/42 (Call 06/01/42)	2,290	2,386,180
4.30%, 09/01/45 (Call 03/01/45)	1,000	1,049,630
6.59%, 10/15/37	440	589,494

		10,757,905

TOTAL CORPORATE BONDS & NOTES
(Cost: $14,489,914,740)		14,405,416,821

FOREIGN GOVERNMENT OBLIGATIONS[i] — 3.22%

CANADA — 0.31%
Canada Government International Bond
2.00%, 11/15/22	2,200	2,127,312
Export Development Canada
1.00%, 06/15/18	330	329,188
1.00%, 09/13/19	6,090	5,968,322
1.50%, 05/26/21	1,350	1,302,980
1.63%, 12/03/19	4,600	4,540,706

Security	Principal (000s)	Value
1.63%, 01/17/20	$3,945	$3,890,046
1.75%, 08/19/19	1,540	1,527,264
1.75%, 07/21/20	3,485	3,425,790
2.00%, 11/30/20	2,825	2,783,472
2.00%, 05/17/22	3,750	3,637,800
Hydro-Quebec
8.05%, 07/07/24	500	627,425
8.50%, 12/01/29	400	574,060
9.50%, 11/15/30	8	12,282
Province of Alberta Canada
1.90%, 12/06/19	5,750	5,688,245
2.20%, 07/26/22	450	435,704
Province of British Columbia Canada
2.00%, 10/23/22	2,653	2,549,135
2.25%, 06/02/26	7,305	6,820,971
2.65%, 09/22/21	3,208	3,197,157
Province of Manitoba Canada
1.75%, 05/30/19	1,230	1,220,111
2.05%, 11/30/20	1,150	1,128,794
2.10%, 09/06/22	2,420	2,328,621
2.13%, 05/04/22	1,250	1,209,475
2.13%, 06/22/26	500	457,250
3.05%, 05/14/24	950	944,823
Province of Nova Scotia Canada
9.25%, 03/01/20	500	561,140
Province of Ontario Canada
1.25%, 06/17/19	240	236,563
1.65%, 09/27/19	23,550	23,264,103
1.88%, 05/21/20	1,980	1,949,686
2.20%, 10/03/22	3,365	3,248,907
2.25%, 05/18/22	5,950	5,783,459
2.40%, 02/08/22	5,425	5,316,934
2.45%, 06/29/22[d]	1,500	1,468,395
2.50%, 09/10/21	5,519	5,452,772
2.50%, 04/27/26	14,205	13,453,129
2.55%, 02/12/21	6,000	5,964,960
3.20%, 05/16/24	1,580	1,583,871
4.00%, 10/07/19	1,800	1,843,182
4.40%, 04/14/20	1,870	1,939,508
Province of Quebec Canada
2.38%, 01/31/22	2,250	2,207,115
2.50%, 04/20/26	4,075	3,869,172

SCHEDULE OF INVESTMENTS	123

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.63%, 02/13/23	$2,550	$2,505,043
2.75%, 08/25/21	1,300	1,297,361
2.75%, 04/12/27	4,625	4,447,724
2.88%, 10/16/24	13,173	12,956,699
3.50%, 07/29/20	3,050	3,111,549
7.13%, 02/09/24	730	879,526
7.50%, 09/15/29	6,852	9,398,135

		169,465,866
CHILE — 0.05%
Chile Government International Bond
2.25%, 10/30/22[d]	2,250	2,159,640
3.13%, 03/27/25	2,500	2,452,475
3.13%, 01/21/26[d]	6,650	6,489,868
3.24%, 02/06/28 (Call 11/06/27)	2,475	2,392,954
3.25%, 09/14/21	5,549	5,592,115
3.63%, 10/30/42	600	563,250
3.86%, 06/21/47	3,350	3,184,376
3.88%, 08/05/20	5,700	5,838,111

		28,672,789
COLOMBIA — 0.14%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	2,000	1,909,840
3.88%, 04/25/27 (Call 01/25/27)[d]	5,300	5,172,323
4.00%, 02/26/24 (Call 11/26/23)	3,695	3,716,061
4.38%, 07/12/21	16,573	17,172,611
4.50%, 01/28/26 (Call 10/28/25)[d]	3,150	3,245,036
5.00%, 06/15/45 (Call 12/15/44)	5,700	5,676,573
5.63%, 02/26/44 (Call 08/26/43)	5,522	5,972,982
6.13%, 01/18/41	5,266	6,010,191
7.38%, 03/18/19	9,200	9,614,276
7.38%, 09/18/37	6,525	8,333,795
8.13%, 05/21/24	1,580	1,941,678
10.38%, 01/28/33	3,330	5,260,801
11.75%, 02/25/20	1,200	1,401,060

		75,427,227

Security	Principal (000s)	Value
FINLAND — 0.00%
Finland Government International Bond
6.95%, 02/15/26	$2,000	$2,461,260

		2,461,260
GERMANY — 0.04%
FMS Wertmanagement AoeR
1.00%, 08/16/19	1,500	1,471,170
1.38%, 06/08/21	8,250	7,917,855
1.75%, 03/17/20	7,000	6,901,300
2.00%, 08/01/22	2,775	2,683,481

		18,973,806
HUNGARY — 0.09%
Hungary Government International Bond
5.38%, 02/21/23	250	270,725
5.38%, 03/25/24	20,330	22,231,871
5.75%, 11/22/23	9,954	11,036,199
6.25%, 01/29/20	1,940	2,061,638
6.38%, 03/29/21	8,200	8,959,566
7.63%, 03/29/41	2,460	3,569,534

		48,129,533
INDONESIA — 0.00%
Indonesia Government International Bond
2.95%, 01/11/23	750	723,967
3.50%, 01/11/28	700	666,330
4.35%, 01/11/48	295	280,274

		1,670,571
ISRAEL — 0.03%
Israel Government International Bond
2.88%, 03/16/26	2,950	2,829,168
3.15%, 06/30/23	500	498,905
3.25%, 01/17/28	390	378,612
4.13%, 01/17/48	250	241,910
4.50%, 01/30/43	9,050	9,284,667
5.13%, 03/26/19[d]	3,675	3,782,567

		17,015,829
ITALY — 0.03%
Republic of Italy Government International Bond
5.38%, 06/15/33	3,991	4,559,997

124	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
6.88%, 09/27/23	$9,815	$11,426,034

		15,986,031
JAPAN — 0.14%
Japan Bank for International Cooperation
1.50%, 07/21/21	4,700	4,491,696
1.88%, 04/20/21	3,000	2,918,790
1.88%, 07/21/26	5,470	4,930,658
2.00%, 11/04/21	756	732,148
2.13%, 07/21/20	5,200	5,128,708
2.13%, 11/16/20	750	737,363
2.13%, 02/10/25	200	187,064
2.25%, 02/24/20	726	720,519
2.25%, 11/04/26	3,450	3,197,598
2.38%, 07/21/22	200	194,978
2.38%, 11/16/22	1,400	1,360,562
2.38%, 04/20/26	5,000	4,699,450
2.50%, 06/01/22	10,250	10,060,477
2.50%, 05/28/25	1,000	958,110
2.75%, 01/21/26	4,900	4,751,775
2.75%, 11/16/27	6,000	5,751,840
2.88%, 06/01/27	17,950	17,456,913
2.88%, 07/21/27	2,750	2,670,718
3.00%, 05/29/24	5,000	4,970,350
3.38%, 07/31/23	600	608,604
Japan Finance Organization for Municipalities
4.00%, 01/13/21	2,000	2,061,280
Japan International Cooperation Agency
2.75%, 04/27/27	500	478,500

		79,068,101
MEXICO — 0.24%
Mexico Government International Bond
3.50%, 01/21/21	6,200	6,314,452
3.60%, 01/30/25	6,700	6,571,360
3.63%, 03/15/22	19,368	19,713,138
3.75%, 01/11/28	5,695	5,460,765
4.00%, 10/02/23	11,098	11,313,967
4.13%, 01/21/26[d]	6,650	6,714,372
4.15%, 03/28/27[d]	7,325	7,321,191
4.35%, 01/15/47	2,350	2,135,586

Security	Principal (000s)	Value
4.60%, 01/23/46	$10,315	$9,657,212
4.60%, 02/10/48	775	727,686
4.75%, 03/08/44	18,562	17,849,590
5.55%, 01/21/45	9,640	10,349,408
5.75%, 10/12/10	4,300	4,340,850
6.05%, 01/11/40	5,300	5,962,977
6.75%, 09/27/34	9,693	12,012,632
7.50%, 04/08/33	2,400	3,167,736
8.30%, 08/15/31	2,600	3,927,976

		133,540,898
PANAMA — 0.09%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	3,700	3,743,068
3.88%, 03/17/28 (Call 12/17/27)	6,900	6,965,895
4.00%, 09/22/24 (Call 06/22/24)	5,550	5,721,439
4.30%, 04/29/53	1,000	985,060
4.50%, 05/15/47	850	867,476
5.20%, 01/30/20	13,620	14,220,370
6.70%, 01/26/36	5,160	6,568,525
7.13%, 01/29/26	250	309,355
8.88%, 09/30/27	3,499	4,906,053
9.38%, 04/01/29	2,200	3,220,250

		47,507,491
PERU — 0.07%
Peruvian Government International Bond
4.13%, 08/25/27[d]	4,520	4,694,246
5.63%, 11/18/50	8,282	9,930,863
6.55%, 03/14/37	4,433	5,722,382
7.13%, 03/30/19[d]	6,330	6,649,159
7.35%, 07/21/25[d]	3,100	3,866,010
8.75%, 11/21/33	3,675	5,550,426

		36,413,086
PHILIPPINES — 0.16%
Philippine Government International Bond
3.70%, 03/01/41	4,780	4,508,209
3.70%, 02/02/42	944	887,511
3.95%, 01/20/40	10,350	10,127,889

SCHEDULE OF INVESTMENTS	125

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.00%, 01/15/21	$18,940	$19,405,166
4.20%, 01/21/24	19,400	20,216,934
5.00%, 01/13/37	2,900	3,236,864
5.50%, 03/30/26[d]	1,250	1,414,638
6.38%, 01/15/32	2,150	2,661,528
6.38%, 10/23/34	10,481	13,286,554
6.50%, 01/20/20[d]	1,000	1,065,100
7.75%, 01/14/31	3,000	4,070,460
8.38%, 06/17/19	3,650	3,914,333
9.50%, 02/02/30	1,371	2,056,788
10.63%, 03/16/25	1,200	1,727,760

		88,579,734
POLAND — 0.09%
Republic of Poland Government International Bond
3.00%, 03/17/23	3,488	3,448,969
3.25%, 04/06/26	10,040	9,926,347
4.00%, 01/22/24	7,268	7,536,553
5.00%, 03/23/22	7,375	7,883,654
5.13%, 04/21/21	6,635	7,059,839
6.38%, 07/15/19	12,484	13,134,666

		48,990,028
SOUTH KOREA — 0.08%
Export-Import Bank of Korea
1.50%, 10/21/19	1,050	1,025,860
1.75%, 05/26/19	3,650	3,600,798
2.13%, 02/11/21	5,000	4,850,700
2.25%, 01/21/20	2,450	2,416,508
2.38%, 04/21/27	5,000	4,470,250
2.63%, 12/30/20	1,000	986,790
2.63%, 05/26/26	1,250	1,152,200
2.88%, 01/21/25	2,000	1,897,500
3.00%, 11/01/22	500	490,775
3.25%, 11/10/25	5,400	5,225,688
3.25%, 08/12/26[d]	6,650	6,413,858
4.00%, 01/14/24	250	256,113
4.38%, 09/15/21	950	985,616
5.00%, 04/11/22	450	476,969
5.13%, 06/29/20	450	470,705
Korea International Bond
2.75%, 01/19/27[d]	500	475,975
3.88%, 09/11/23	1,400	1,447,894
4.13%, 06/10/44[d]	3,436	3,718,164

Security	Principal (000s)	Value
7.13%, 04/16/19	$3,000	$3,145,740

		43,508,103
SUPRANATIONAL — 1.55%
African Development Bank
1.00%, 05/15/19	7,991	7,868,738
1.13%, 03/04/19	5,213	5,155,761
1.13%, 09/20/19	1,485	1,457,572
1.25%, 07/26/21	2,505	2,390,822
1.38%, 02/12/20	1,825	1,789,157
1.88%, 03/16/20	2,800	2,769,396
2.13%, 11/16/22	3,200	3,102,464
2.38%, 09/23/21	3,617	3,580,541
Asian Development Bank
1.00%, 08/16/19	2,550	2,501,984
1.38%, 03/23/20[d]	8,500	8,324,305
1.50%, 01/22/20	9,031	8,881,085
1.63%, 05/05/20	4,750	4,667,968
1.63%, 08/26/20[d]	16,625	16,278,036
1.63%, 03/16/21	4,300	4,177,794
1.75%, 03/21/19	2,758	2,743,824
1.75%, 01/10/20[d]	8,400	8,302,392
1.75%, 06/08/21	1,975	1,919,601
1.75%, 09/13/22	11,800	11,281,744
1.75%, 08/14/26	400	362,600
1.88%, 02/18/22[d]	9,875	9,568,677
2.00%, 02/16/22	15,625	15,206,250
2.00%, 01/22/25[d]	7,955	7,487,882
2.00%, 04/24/26	2,400	2,229,360
2.25%, 01/20/21	4,250	4,211,240
2.63%, 01/12/27[d]	4,900	4,749,080
2.75%, 01/19/28[d]	5,500	5,373,665
6.22%, 08/15/27	2,775	3,340,934
Series 5Y
1.88%, 08/10/22	250	240,868
Corp. Andina de Fomento
2.13%, 09/27/21	1,300	1,260,818
4.38%, 06/15/22	4,550	4,777,546
Council of Europe Development Bank
1.13%, 05/31/18	7,030	7,016,151
1.50%, 05/17/19	500	495,225
1.63%, 03/10/20	550	541,057
1.63%, 03/16/21	750	727,980

126	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
1.75%, 11/14/19	$620	$613,378
1.88%, 01/27/20	2,600	2,573,766
2.63%, 02/13/23	2,565	2,538,991
European Bank for Reconstruction & Development
0.88%, 07/22/19	1,585	1,553,649
1.13%, 08/24/20	3,125	3,020,844
1.50%, 03/16/20	2,835	2,783,828
1.50%, 11/02/21[d]	2,000	1,916,880
1.63%, 05/05/20	5,075	4,986,644
1.75%, 06/14/19	1,620	1,609,016
1.75%, 11/26/19	5,950	5,888,417
1.88%, 02/23/22	2,725	2,639,571
2.00%, 02/01/21	5,250	5,161,275
2.13%, 03/07/22[d]	4,650	4,545,189
European Investment Bank
1.13%, 08/15/19	6,875	6,757,919
1.25%, 05/15/19	25,998	25,684,204
1.25%, 12/16/19	19,985	19,588,098
1.38%, 06/15/20[d]	8,595	8,381,672
1.38%, 09/15/21	8,700	8,316,765
1.63%, 03/16/20	13,625	13,403,866
1.63%, 08/14/20	4,875	4,770,626
1.63%, 12/15/20	1,800	1,753,596
1.63%, 06/15/21[d]	10,550	10,206,914
1.75%, 06/17/19	6,328	6,284,527
1.75%, 05/15/20[d]	4,050	3,986,456
1.88%, 03/15/19	11,500	11,457,795
1.88%, 02/10/25[d]	17,428	16,228,431
2.00%, 03/15/21	840	824,460
2.00%, 12/15/22[d]	11,575	11,145,104
2.13%, 10/15/21	1,843	1,806,785
2.13%, 04/13/26	775	726,307
2.25%, 03/15/22	1,570	1,539,966
2.25%, 08/15/22	19,285	18,835,659
2.38%, 05/13/21	7,795	7,728,665
2.38%, 06/15/22[d]	8,450	8,311,335
2.38%, 05/24/27	5,850	5,538,136
2.50%, 04/15/21	6,800	6,772,528
2.50%, 03/15/23[d]	11,000	10,813,990
2.50%, 10/15/24	6,650	6,473,309
2.88%, 09/15/20	3,600	3,628,656
3.25%, 01/29/24	8,300	8,444,835

Security	Principal (000s)	Value
4.00%, 02/16/21	$21,245	$22,085,027
4.88%, 02/15/36	3,480	4,287,395
Inter-American Development Bank
1.00%, 05/13/19	9,450	9,309,289
1.13%, 09/12/19	400	392,816
1.25%, 09/14/21[d]	3,000	2,857,620
1.38%, 07/15/20[d]	2,400	2,339,040
1.63%, 05/12/20	6,000	5,895,120
1.75%, 10/15/19[d]	1,250	1,238,388
1.75%, 04/14/22	15,190	14,611,413
1.75%, 09/14/22	7,680	7,343,616
1.88%, 06/16/20[d]	12,200	12,040,912
1.88%, 03/15/21	10,510	10,288,449
2.00%, 06/02/26	2,800	2,598,064
2.13%, 11/09/20	8,876	8,778,453
2.13%, 01/18/22	3,575	3,497,887
2.13%, 01/15/25	2,350	2,229,492
2.38%, 07/07/27	1,920	1,818,394
2.50%, 01/18/23[d]	5,000	4,928,200
3.00%, 10/04/23	2,850	2,867,043
3.00%, 02/21/24	10,525	10,571,626
3.20%, 08/07/42	50	48,500
3.88%, 02/14/20	15,000	15,417,300
3.88%, 10/28/41	3,050	3,307,176
4.38%, 01/24/44	3,940	4,596,719
Series E
3.88%, 09/17/19	6,300	6,446,349
Series GDP
1.25%, 10/15/19	120	117,943
International Bank for Reconstruction & Development
0.88%, 08/15/19	6,400	6,269,440
1.13%, 11/27/19	4,795	4,694,209
1.13%, 08/10/20	5,825	5,636,561
1.25%, 07/26/19	28,938	28,520,425
1.38%, 05/24/21[d]	5,410	5,204,095
1.38%, 09/20/21	2,750	2,630,870
1.63%, 09/04/20[d]	1,890	1,849,667
1.63%, 03/09/21	12,245	11,907,528
1.63%, 02/10/22[d]	12,250	11,760,490
1.75%, 04/19/23	6,000	5,691,600
1.88%, 03/15/19	11,325	11,286,495

SCHEDULE OF INVESTMENTS	127

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
1.88%, 10/07/19	$15,300	$15,191,064
1.88%, 04/21/20[d]	23,705	23,432,630
1.88%, 10/07/22[d]	5,625	5,407,425
1.88%, 10/27/26	5,650	5,162,349
2.00%, 01/26/22	11,745	11,441,039
2.13%, 11/01/20	1,900	1,880,677
2.13%, 02/13/23[d]	10,735	10,393,305
2.13%, 03/03/25	5,820	5,525,450
2.25%, 06/24/21	3,375	3,335,580
2.50%, 11/25/24	13,088	12,734,231
2.50%, 07/29/25	13,465	13,049,066
2.50%, 11/22/27	1,825	1,743,861
4.75%, 02/15/35	4,260	5,188,978
7.63%, 01/19/23	3,700	4,501,975
International Finance Corp.
1.13%, 07/20/21[d]	3,650	3,472,574
1.63%, 07/16/20	1,865	1,827,719
1.75%, 09/16/19	7,900	7,830,875
1.75%, 03/30/20	1,600	1,578,368
2.00%, 10/24/22	3,325	3,214,145
2.13%, 04/07/26	5,625	5,276,644
2.25%, 01/25/21[d]	2,950	2,923,775
Nordic Investment Bank
1.25%, 08/02/21	5,100	4,867,185
1.50%, 09/29/20[d]	750	730,800
2.25%, 02/01/21	7,030	6,964,269

		847,062,164
SWEDEN — 0.06%
Svensk Exportkredit AB
1.75%, 05/18/20	13,775	13,545,784
1.75%, 08/28/20	1,120	1,096,446
1.75%, 03/10/21	7,250	7,051,857
1.88%, 06/17/19	2,200	2,186,470
2.38%, 03/09/22	3,850	3,784,127
Swedish Export Credit
2.00%, 08/30/22	4,000	3,851,120

		31,515,804
URUGUAY — 0.05%
Uruguay Government International Bond
4.13%, 11/20/45	3,800	3,594,914
4.38%, 10/27/27	5,100	5,294,259
4.50%, 08/14/24	3,947	4,163,809

Security	Principal (000s)	Value
5.10%, 06/18/50	$8,730	$9,102,858
7.63%, 03/21/36	2,293	3,164,271
8.00%, 11/18/22	1,564	1,835,823

		27,155,934

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,797,443,485)		1,761,144,255

MUNICIPAL DEBT OBLIGATIONS — 0.59%

ARIZONA — 0.01%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	1,910	2,182,423

		2,182,423
CALIFORNIA — 0.20%
Bay Area Toll Authority RB BAB
Series F-2 6.26%, 04/01/49	2,355	3,262,217
Series S-1 7.04%, 04/01/50[d]	3,100	4,631,028
Series S-3 6.91%, 10/01/50	1,300	1,909,154
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.00%, 11/01/40	2,500	3,063,325
East Bay Municipal Utility District Water System Revenue RB BAB
Series B 5.87%, 06/01/40	4,480	5,582,214
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	2,600	3,781,830
Series E 6.60%, 08/01/42	200	278,574
Los Angeles County Metropolitan Transportation Authority RB BAB
Series A 5.74%, 06/01/39	815	980,641

128	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	$1,150	$1,686,314
Los Angeles Department of Water & Power System Revenue RB BAB
Series A 5.72%, 07/01/39	2,100	2,622,060
6.60%, 07/01/50	350	507,931
Series D 6.57%, 07/01/45	2,470	3,503,621
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	3,760	4,604,834
5.76%, 07/01/29	2,170	2,555,435
Series RY 6.76%, 07/01/34	3,025	4,025,337
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H 6.55%, 05/15/48	1,695	2,268,876
Series F 6.58%, 05/15/49	2,015	2,693,793
San Diego County Water Authority Financing Corp. RB BAB
Series B 6.14%, 05/01/49	1,300	1,742,975
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	925	1,096,662
State of California Department of Water Resources Power Supply Revenue RB
Series P 2.00%, 05/01/22	1,810	1,744,170
State of California GO
6.20%, 10/01/19	175	184,952
State of California GO BAB
5.70%, 11/01/21	500	547,460

Security	Principal (000s)	Value
7.30%, 10/01/39	$7,150	$10,301,648
7.35%, 11/01/39	2,130	3,090,609
7.50%, 04/01/34	6,530	9,333,329
7.55%, 04/01/39	11,525	17,359,301
7.60%, 11/01/40	4,435	6,828,614
7.63%, 03/01/40	150	226,139
7.70%, 11/01/30 (Call 11/01/20)	500	563,125
7.95%, 03/01/36 (Call 03/01/20)	500	551,280
University of California RB
Series AD 4.86%, 05/15/12	3,150	3,266,959
Series AQ 4.77%, 05/15/15	835	845,538
Series AX
3.06%, 07/01/25 (Call 04/01/25)	1,900	1,860,841
University of California RB BAB
5.77%, 05/15/43	1,020	1,279,141
5.95%, 05/15/45	1,050	1,325,016

		110,104,943
COLORADO — 0.00%
Regional Transportation District RB BAB
Series B 5.84%, 11/01/50	500	639,035

		639,035
CONNECTICUT — 0.01%
State of Connecticut GO
Series A 5.85%, 03/15/32[d]	2,400	2,805,768
State of Connecticut GO BAB
Series D 5.09%, 10/01/30	1,515	1,616,747

		4,422,515
DISTRICT OF COLUMBIA — 0.01%
District of Columbia RB BAB
Series E 5.59%, 12/01/34	700	825,685
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	600	645,930

SCHEDULE OF INVESTMENTS	129

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB
7.46%, 10/01/46	$1,300	$1,880,437

		3,352,052
FLORIDA — 0.01%
State Board of Administration Finance Corp. RB
Series A 2.11%, 07/01/18	1,500	1,499,730
2.16%, 07/01/19	1,500	1,494,510
2.64%, 07/01/21	1,500	1,490,370
3.00%, 07/01/20	1,310	1,316,314

		5,800,924
GEORGIA — 0.01%
Municipal Electric Authority of Georgia RB BAB
Project J,
Series 2010-A 6.64%, 04/01/57	3,000	3,668,190
Project M,
Series 2010-A 6.66%, 04/01/57	1,300	1,577,667
Project P,
Series 2010-A 7.06%, 04/01/57	330	383,259

		5,629,116
ILLINOIS — 0.06%
Chicago O’Hare International Airport RB BAB
Series B 6.40%, 01/01/40	500	658,410
Chicago Transit Authority RB
Series A 6.90%, 12/01/40	2,400	3,143,808
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	1,300	1,590,342
State of Illinois GO
5.10%, 06/01/33[d]	24,148	22,755,868
5.88%, 03/01/19	4,405	4,513,010
State of Illinois GO BAB
Series 5 7.35%, 07/01/35	1,000	1,095,630

		33,757,068

Security	Principal (000s)	Value
KANSAS — 0.00%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	$500	$538,995

		538,995
MARYLAND — 0.00%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	1,500	1,887,210

		1,887,210
MASSACHUSETTS — 0.02%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	1,950	2,188,485
Series E 4.20%, 12/01/21	420	436,136
5.46%, 12/01/39	3,600	4,357,872
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB
Series A 5.73%, 06/01/40	1,400	1,741,236
Massachusetts School Building Authority RB BAB
Series B 5.72%, 08/15/39	1,060	1,286,819

		10,010,548
MISSISSIPPI — 0.00%
State of Mississippi GO BAB
Series F 5.25%, 11/01/34	1,000	1,166,840

		1,166,840
MISSOURI — 0.01%
Health & Educational Facilities Authority of the State of Missouri RB
Series A
3.65%, 08/15/57 (Call 02/15/57)	4,730	4,476,236

		4,476,236

130	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
NEVADA — 0.00%
County of Clark Department of Aviation RB BAB
Series C 6.82%, 07/01/45	$850	$1,251,676

		1,251,676
NEW JERSEY — 0.05%
New Jersey Economic Development Authority RB
Series A 7.43%, 02/15/29 (NPFGC)	2,550	3,141,651
Series B 0.00%, 02/15/19 (AGM)[f]	500	487,060
0.00%, 02/15/21 (AGM)[f]	1,145	1,045,568
0.00%, 02/15/22 (AGM)[f]	1,000	876,240
0.00%, 02/15/23 (AGM)[f]	1,400	1,173,746
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	4,230	6,002,412
Series F 7.41%, 01/01/40	4,044	5,925,431
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	1,500	1,871,190
Series C 5.75%, 12/15/28	2,225	2,491,377
6.10%, 12/15/28 (Call 12/15/20)	1,200	1,247,772
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	900	1,051,443

		25,313,890
NEW YORK — 0.09%
City of New York NY GO BAB
Series C-1 5.52%, 10/01/37	1,000	1,206,780
Series F-1 6.27%, 12/01/37	1,255	1,652,321
Series H-1 5.85%, 06/01/40	645	813,287
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	1,840	2,732,142

Security	Principal (000s)	Value
Series 2010-A 6.67%, 11/15/39	$50	$67,439
Series 2010B-1 6.55%, 11/15/31	2,110	2,663,284
Series A2 6.09%, 11/15/40	100	128,590
Series B 6.65%, 11/15/39	220	294,327
Series E 6.81%, 11/15/40	1,230	1,681,890
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	1,000	1,208,910
5.57%, 11/01/38	100	121,009
Series C-2 5.77%, 08/01/36	2,000	2,399,320
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	3,205	4,126,470
5.88%, 06/15/44	3,090	4,053,369
6.01%, 06/15/42	835	1,109,339
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	1,500	1,787,175
Series D 5.60%, 03/15/40	1,500	1,813,335
New York State Urban Development Corp. RB
Series B 2.10%, 03/15/22	2,000	1,969,100
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	1,260	1,479,341
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	2,500	2,886,350
5.65%, 11/01/40	1,600	1,975,760
5.65%, 11/01/40	2,255	2,790,968
Series 174 4.46%, 10/01/62	2,175	2,338,364
Series 181 4.96%, 08/01/46	2,000	2,305,620

SCHEDULE OF INVESTMENTS	131

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Series 182
5.31%, 08/01/46 (Call 08/01/24)	$1,000	$1,090,870
Series 192 4.81%, 10/15/65	4,235	4,785,042

		49,480,402
OHIO — 0.02%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	1,300	1,632,982
Series B 8.08%, 02/15/50	2,825	4,614,779
Series E 6.27%, 02/15/50	1,210	1,535,768
Ohio State University (The) RB
Series A 3.80%, 12/01/46	2,000	1,919,980
4.05%, 12/01/56	500	490,315
Ohio State University (The) RB BAB
Series C 4.91%, 06/01/40	1,225	1,407,623
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB
Series B-2 4.88%, 12/01/34	1,115	1,224,973

		12,826,420
OREGON — 0.01%
Oregon School Boards Association GOL
5.53%, 06/30/28 (AGM)	1,000	1,088,400
Series B 5.55%, 06/30/28 (NPFGC)	50	56,530
5.68%, 06/30/28 (NPFGC)	1,000	1,141,190
State of Oregon Department of Transportation RB BAB
Series 2010-A 5.83%, 11/15/34	595	730,809
State of Oregon GO
5.89%, 06/01/27	3,020	3,539,953

		6,556,882

Security	Principal (000s)	Value
PENNSYLVANIA — 0.00%
Commonwealth Financing Authority RB
Series A 4.14%, 06/01/38	$50	$50,950
Pennsylvania Turnpike Commission RB BAB
Series B 5.51%, 12/01/45	1,000	1,241,540

		1,292,490
SOUTH CAROLINA — 0.00%
South Carolina Public Service Authority BAB
Series C 6.45%, 01/01/50	400	519,928

		519,928
TENNESSEE — 0.00%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB
Series 2016-B
4.05%, 07/01/26 (Call 04/01/26)	1,000	1,025,750

		1,025,750
TEXAS — 0.06%
City of Houston TX GOL
Series A 6.29%, 03/01/32	605	695,218
City of San Antonio TX Electric & Gas Systems Revenue RB
5.81%, 02/01/41	1,850	2,278,885
Series C 5.99%, 02/01/39	1,000	1,287,100
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48	950	1,107,681
6.00%, 12/01/44	400	519,268
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42	700	919,646

132	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Dallas County Hospital District GOL BAB
Series C 5.62%, 08/15/44	$1,250	$1,511,900
Dallas Independent School District GO BAB
Series C
6.45%, 02/15/35 (Call 02/15/21) (PSF)	400	440,988
North Texas Tollway Authority RB BAB
Series B 6.72%, 01/01/49	4,120	5,898,892
Permanent University Fund – Texas A&M University System RB
Series B
3.66%, 07/01/47 (Call 07/01/27)	2,000	1,917,820
Permanent University Fund – University of Texas System RB
Series A
3.38%, 07/01/47 (Call 01/01/47)	1,625	1,501,711
State of Texas GO BAB
5.52%, 04/01/39	2,300	2,903,934
Series A 4.63%, 04/01/33	1,255	1,382,621
4.68%, 04/01/40	2,000	2,236,020
Texas Transportation Commission State Highway Fund RB BAB
Series B 5.18%, 04/01/30	5,015	5,783,850
University of Texas System (The) RB BAB
Series C 4.79%, 08/15/46	1,500	1,696,290

		32,081,824
UTAH — 0.00%
State of Utah GO BAB
Series B 3.54%, 07/01/25	500	512,145

		512,145

Security	Principal (000s)	Value
VIRGINIA — 0.00%
University of Virginia RB
Series C
4.18%, 09/01/17 (Call 03/01/17)	$665	$642,383

		642,383
WASHINGTON — 0.01%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	1,200	1,426,632
State of Washington GO BAB
Series F 5.14%, 08/01/40	2,150	2,557,662

		3,984,294
WISCONSIN — 0.01%
State of Wisconsin RB
Series A
5.70%, 05/01/26 (AGM)	320	360,131
Series C
3.15%, 05/01/27	2,580	2,514,184

		2,874,315

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $306,279,817)		322,330,304

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 68.45%

MORTGAGE-BACKED SECURITIES — 29.09%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/28	4,779	4,711,627
2.50%, 01/01/30	40,101	39,333,477
2.50%, 12/01/31	31,310	30,535,781
2.50%, 02/01/32	36,785	35,875,043
2.50%, 03/01/33[j]	277,291	270,185,381
2.50%, 03/01/48[j]	12,400	11,570,750
3.00%, 04/01/27	986	988,154
3.00%, 05/01/27	7,563	7,577,672
3.00%, 06/01/27	6,524	6,537,107
3.00%, 07/01/27	171	171,504
3.00%, 08/01/27	778	778,749
3.00%, 09/01/27	3,142	3,147,473
3.00%, 11/01/27	1,181	1,183,628
3.00%, 12/01/27	813	813,973

SCHEDULE OF INVESTMENTS	133

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.00%, 01/01/28	$386	$386,728
3.00%, 05/01/29	14,429	14,428,217
3.00%, 05/01/30	15,155	15,113,711
3.00%, 06/01/30	8,478	8,494,482
3.00%, 07/01/30	14,465	14,425,712
3.00%, 12/01/30	38,903	38,797,995
3.00%, 02/01/31	13,170	13,119,402
3.00%, 05/01/31	28,525	28,416,145
3.00%, 06/01/31	19,078	19,005,006
3.00%, 07/01/32	26,502	26,409,249
3.00%, 03/01/33[j]	239,426	238,303,824
3.00%, 05/01/33	4,705	4,671,372
3.00%, 02/01/43	32,188	31,485,442
3.00%, 08/01/46	118,322	114,656,542
3.00%, 10/01/46	87,091	84,482,077
3.00%, 11/01/46	95,353	92,418,352
3.00%, 12/01/46	163,637	158,789,232
3.00%, 01/01/47	17,953	17,397,270
3.00%, 05/01/47	61,833	60,032,422
3.00%, 03/01/48[j]	473,317	458,229,577
3.50%, 11/01/25	5,109	5,198,980
3.50%, 03/01/26	4,209	4,283,089
3.50%, 06/01/26	1,092	1,111,173
3.50%, 03/01/32	2,403	2,442,056
3.50%, 05/01/32	6,821	6,956,532
3.50%, 09/01/32	6,897	7,029,257
3.50%, 03/01/33[j]	101,815	103,533,128
3.50%, 10/01/42	1,873	1,884,661
3.50%, 11/01/42	1,754	1,764,953
3.50%, 04/01/43	10,479	10,533,241
3.50%, 06/01/43	2,318	2,329,770
3.50%, 08/01/43	15,455	15,535,399
3.50%, 10/01/43	3,072	3,087,576
3.50%, 01/01/44	35,714	35,928,384
3.50%, 02/01/44	21,240	21,350,140
3.50%, 09/01/44	12,959	12,991,773
3.50%, 12/01/45	24,662	24,712,445
3.50%, 01/01/46	1,205	1,206,619
3.50%, 03/01/46	24,893	24,927,262
3.50%, 05/01/46	13,009	13,020,568
3.50%, 07/01/46	19,135	19,142,253
3.50%, 08/01/46	12,160	12,155,553
3.50%, 09/01/46	21,214	21,229,402

Security	Principal (000s)	Value
3.50%, 10/01/46	$8,844	$8,840,270
3.50%, 11/01/46	3,488	3,486,776
3.50%, 12/01/46	3,418	3,424,791
3.50%, 02/01/47	21,568	21,559,269
3.50%, 03/01/47	16,873	16,859,685
3.50%, 04/01/47	53,291	53,252,707
3.50%, 05/01/47	7,300	7,308,626
3.50%, 08/01/47	61,816	61,899,754
3.50%, 09/01/47	368,492	368,221,518
3.50%, 12/01/47	13,377	13,365,885
3.50%, 01/01/48	40,612	40,772,333
3.50%, 02/01/48	27,060	26,898,718
3.50%, 03/01/48[j]	383,217	382,678,101
4.00%, 05/01/25	622	639,770
4.00%, 10/01/25	3,320	3,418,505
4.00%, 02/01/26	1,948	2,006,145
4.00%, 05/01/26	2,788	2,876,287
4.00%, 12/01/32	6,657	6,912,945
4.00%, 03/01/33[j]	16,278	16,682,407
4.00%, 09/01/41	8,445	8,725,548
4.00%, 02/01/42	6,634	6,854,643
4.00%, 03/01/42	1,614	1,666,393
4.00%, 06/01/42	11,486	11,867,933
4.00%, 07/01/44	14,436	14,887,028
4.00%, 01/01/45	3,403	3,493,227
4.00%, 06/01/45	6,211	6,370,526
4.00%, 08/01/45	18,131	18,595,438
4.00%, 01/01/46	8,549	8,764,379
4.00%, 03/01/46	2,561	2,629,238
4.00%, 05/01/46	18,236	18,691,670
4.00%, 08/01/46	715	734,232
4.00%, 11/01/46	36,258	37,164,496
4.00%, 02/01/47	13,355	13,689,831
4.00%, 03/01/47	1,225	1,257,857
4.00%, 09/01/47	67,588	69,292,294
4.00%, 10/01/47	25,597	26,241,922
4.00%, 11/01/47	32,510	33,325,178
4.00%, 12/01/47	78,305	80,259,821
4.00%, 01/01/48	17,482	17,918,285
4.00%, 03/01/48	15,187	15,566,187
4.00%, 03/01/48[j]	262,878	269,244,224
4.50%, 04/01/22	1,221	1,241,771
4.50%, 05/01/23	476	483,084

134	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.50%, 07/01/24	$798	$826,522
4.50%, 08/01/24	196	202,886
4.50%, 09/01/24	512	530,374
4.50%, 10/01/24	484	501,294
4.50%, 08/01/30	4,161	4,381,163
4.50%, 03/01/33[j]	500	503,906
4.50%, 03/01/39	2,820	2,979,052
4.50%, 05/01/39	3,439	3,633,764
4.50%, 10/01/39	2,642	2,790,598
4.50%, 01/01/40	677	714,883
4.50%, 02/01/41	1,832	1,935,179
4.50%, 05/01/41	9,375	9,944,971
4.50%, 05/01/42	13,068	13,807,091
4.50%, 01/01/45	11,275	11,923,334
4.50%, 11/01/45	311	325,720
4.50%, 04/01/46	2,587	2,713,269
4.50%, 05/01/46	2,109	2,211,346
4.50%, 07/01/46	1,002	1,050,691
4.50%, 08/01/46	1,226	1,286,240
4.50%, 09/01/46	7,746	8,214,986
4.50%, 03/01/47	2,547	2,671,650
4.50%, 05/01/47	48,592	50,975,769
4.50%, 06/01/47	13,602	14,332,167
4.50%, 08/01/47	13,228	13,877,201
4.50%, 10/01/47	17,316	18,165,938
4.50%, 11/01/47	21,799	22,868,827
4.50%, 12/01/47	13,142	13,786,278
4.50%, 01/01/48	47,403	49,728,571
4.50%, 03/01/48[j]	10,130	10,606,427
5.00%, 12/01/24	1,490	1,516,760
5.00%, 08/01/25	2,384	2,549,887
5.00%, 06/01/33	1,065	1,152,334
5.00%, 12/01/33	2,809	3,040,271
5.00%, 07/01/35	3,820	4,125,754
5.00%, 01/01/36	1,912	2,061,720
5.00%, 01/01/37	225	242,919
5.00%, 02/01/37	210	226,842
5.00%, 02/01/38	1,081	1,166,016
5.00%, 03/01/38	7,540	8,154,264
5.00%, 12/01/38	965	1,043,877
5.00%, 08/01/40	1,410	1,521,454
5.00%, 09/01/40	6,369	6,869,865
5.00%, 08/01/41	1,868	2,022,132

Security	Principal (000s)	Value
5.00%, 09/01/47	$2,343	$2,510,770
5.00%, 03/01/48[j]	43,022	45,932,707
5.50%, 02/01/34	4,259	4,667,447
5.50%, 05/01/35	2,737	2,995,172
5.50%, 06/01/35	1,511	1,653,722
5.50%, 05/01/36	2,098	2,300,933
5.50%, 07/01/36	3,419	3,749,978
5.50%, 03/01/38	2,792	3,050,323
5.50%, 04/01/38	676	738,676
5.50%, 01/01/39	1,533	1,678,374
5.50%, 11/01/39	1,795	1,968,816
6.00%, 10/01/36	1,702	1,878,295
6.00%, 02/01/37	1,695	1,878,012
6.00%, 11/01/37	4,740	5,241,347
6.00%, 09/01/38	81	89,935
(12 mo. LIBOR US + 1.748%)
3.52%, 12/01/38[k]	3,241	3,423,417
(12 mo. LIBOR US + 1.775%)
3.53%, 11/01/40[k]	1,010	1,060,987
(12 mo. LIBOR US + 1.788%)
3.54%, 08/01/41[k]	870	920,754
(12 mo. LIBOR US + 1.809%)
2.93%, 05/01/42[k]	1,310	1,321,438
(12 mo. LIBOR US + 1.859%)
3.34%, 11/01/41[k]	2,778	2,895,090
(12 mo. LIBOR US + 1.880%)
3.63%, 09/01/41[k]	1,026	1,088,955
(12 mo. LIBOR US + 1.900%)
3.65%, 11/01/40[k]	1,913	2,026,814
3.65%, 01/01/42[k]	399	418,866
(12 mo. LIBOR US + 1.910%)
3.66%, 11/01/40[k]	1,434	1,519,949
Federal National Mortgage Association
2.10%, 07/25/28	8,795	8,351,674
2.50%, 05/01/27	5,207	5,135,995
2.50%, 10/01/27	5,480	5,405,557
2.50%, 12/01/29	7,899	7,791,777
2.50%, 02/01/30	1,253	1,229,658
2.50%, 03/01/30	15,405	15,075,414
2.50%, 06/01/30	2,306	2,256,161
2.50%, 07/01/30	4,472	4,376,473
2.50%, 08/01/30	12,507	12,239,089

SCHEDULE OF INVESTMENTS	135

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.50%, 09/01/30	$5,043	$4,935,114
2.50%, 12/01/30	9,256	9,058,569
2.50%, 01/01/31	5,424	5,307,798
2.50%, 04/01/31	4,385	4,278,619
2.50%, 09/01/31	17,393	16,970,561
2.50%, 10/01/31	120,338	117,958,912
2.50%, 12/01/31	12,996	12,680,325
2.50%, 02/01/32	54,286	52,966,936
2.50%, 05/01/32	99,594	97,173,933
2.50%, 12/01/32	23,058	22,490,495
2.50%, 03/01/33[j]	115,065	112,188,500
2.50%, 03/01/48[j]	39,475	36,835,109
3.00%, 01/01/27	8,887	8,906,645
3.00%, 10/01/27	8,178	8,194,804
3.00%, 11/01/27	6,256	6,268,851
3.00%, 04/01/30	12,226	12,194,536
3.00%, 07/01/30	9,396	9,371,576
3.00%, 08/01/30	34,869	34,778,137
3.00%, 09/01/30	62,458	62,296,153
3.00%, 10/01/30	24,918	24,853,631
3.00%, 11/01/30	7,015	6,996,756
3.00%, 12/01/30	16,956	16,911,725
3.00%, 02/01/31	7,815	7,794,814
3.00%, 03/01/31	14,986	14,930,588
3.00%, 07/01/31	6,217	6,193,527
3.00%, 09/01/31	10,835	10,794,821
3.00%, 10/01/31	7,200	7,173,038
3.00%, 01/01/32	28,256	28,150,769
3.00%, 02/01/32	5,310	5,291,781
3.00%, 03/01/32	7,856	7,829,591
3.00%, 05/01/32	8,295	8,263,840
3.00%, 11/01/32	19,502	19,421,555
3.00%, 01/01/33	15,386	15,322,291
3.00%, 03/01/33[j]	222,109	221,102,071
3.00%, 05/01/33	1,377	1,368,595
3.00%, 08/01/42	51	50,018
3.00%, 09/01/42	195	191,488
3.00%, 10/01/42	8,447	8,267,210
3.00%, 12/01/42	39,946	39,096,930
3.00%, 01/01/43	19,594	19,177,343
3.00%, 02/01/43	606	593,013
3.00%, 03/01/43	12,774	12,493,750
3.00%, 04/01/43	24,305	23,772,481

Security	Principal (000s)	Value
3.00%, 05/01/43	$10,786	$10,549,720
3.00%, 06/01/43	7,076	6,920,436
3.00%, 07/01/43	1,287	1,258,332
3.00%, 08/01/43	4,739	4,634,651
3.00%, 11/01/45	4,784	4,652,739
3.00%, 04/01/46	12,521	12,178,783
3.00%, 07/01/46	56,397	54,854,023
3.00%, 10/01/46	6,750	6,557,539
3.00%, 12/01/46	188,409	182,704,896
3.00%, 01/01/47	139,128	134,996,320
3.00%, 03/01/47	31,495	30,404,627
3.00%, 12/01/47	25,827	25,089,534
3.00%, 03/01/48[j]	774,071	749,517,951
3.50%, 01/01/27	1,316	1,339,047
3.50%, 11/01/28	420	427,531
3.50%, 01/01/29	1,048	1,067,116
3.50%, 12/01/29	3,308	3,371,281
3.50%, 07/01/30	24,646	25,100,444
3.50%, 10/01/30	8,410	8,568,626
3.50%, 11/01/30	1,622	1,652,546
3.50%, 03/01/31	10,350	10,537,358
3.50%, 06/01/31	25,064	25,577,110
3.50%, 01/01/32	14,916	15,184,670
3.50%, 02/01/32	3,749	3,778,822
3.50%, 05/01/32	10,637	10,850,359
3.50%, 06/01/32	9,734	9,941,762
3.50%, 07/01/32	3,463	3,525,749
3.50%, 08/01/32	4,560	4,645,978
3.50%, 10/01/32	4,098	4,175,622
3.50%, 11/01/32	3,619	3,687,796
3.50%, 03/01/33[j]	75,239	76,473,390
3.50%, 02/01/42	29,006	29,184,383
3.50%, 05/01/42	9,074	9,124,508
3.50%, 11/01/42	8,950	8,999,188
3.50%, 12/01/42	12,341	12,409,023
3.50%, 06/01/43	10,086	10,131,029
3.50%, 10/01/43	13,027	13,099,218
3.50%, 10/01/44	17,804	17,884,153
3.50%, 03/01/45	65,551	65,680,390
3.50%, 05/01/45	79,335	79,409,970
3.50%, 07/01/45	30,555	30,583,533
3.50%, 10/01/45	6,661	6,697,674
3.50%, 12/01/45	157,224	157,308,450

136	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.50%, 02/01/46	$84,056	$84,094,967
3.50%, 03/01/46	67,516	67,460,467
3.50%, 04/01/46	10,486	10,484,827
3.50%, 05/01/46	70,688	70,723,020
3.50%, 06/01/46	21,982	21,964,015
3.50%, 07/01/46	88,824	88,859,965
3.50%, 08/01/46	38,241	38,211,893
3.50%, 09/01/46	21,868	21,887,129
3.50%, 10/01/46	14,691	14,713,530
3.50%, 11/01/46	47,070	47,087,872
3.50%, 12/01/46	119,579	119,712,895
3.50%, 01/01/47	42,030	42,044,878
3.50%, 04/01/47	56,530	56,556,569
3.50%, 05/01/47	44,550	44,531,697
3.50%, 06/01/47	48,165	48,167,451
3.50%, 07/01/47	34,610	34,685,218
3.50%, 08/01/47	66,515	66,468,878
3.50%, 09/01/47	27,163	27,125,285
3.50%, 10/01/47	31,932	31,888,341
3.50%, 10/01/47	19,006	19,068,120
3.50%, 11/01/47	42,726	42,667,407
3.50%, 12/01/47	62,482	62,391,054
3.50%, 02/01/48	8,093	8,144,915
3.50%, 03/01/48[j]	432,338	431,460,113
4.00%, 10/01/25	6,921	7,122,180
4.00%, 11/01/25	535	548,853
4.00%, 03/01/26	1,343	1,384,673
4.00%, 06/01/26	2,187	2,255,446
4.00%, 09/01/26	905	933,270
4.00%, 12/01/30	3,812	3,959,706
4.00%, 01/01/31	1,325	1,376,478
4.00%, 02/01/31	1,061	1,101,807
4.00%, 10/01/31	4,224	4,387,927
4.00%, 02/01/32	5,201	5,402,065
4.00%, 03/01/33[j]	69,447	71,020,409
4.00%, 03/01/42	8,241	8,508,239
4.00%, 06/01/42	4,723	4,878,452
4.00%, 05/01/44	8,243	8,524,586
4.00%, 06/01/44	13,985	14,446,414
4.00%, 10/01/44	8,090	8,334,801
4.00%, 12/01/44	32,048	33,100,424
4.00%, 02/01/45	109,003	112,662,193
4.00%, 03/01/45	7,933	8,203,776
4.00%, 05/01/45	33,645	34,793,916

Security	Principal (000s)	Value
4.00%, 09/01/45	$2,415	$2,483,671
4.00%, 11/01/45	1,248	1,280,628
4.00%, 01/01/46	3,940	4,038,674
4.00%, 02/01/46	4,147	4,250,237
4.00%, 03/01/46	35,116	36,036,376
4.00%, 04/01/46	15,062	15,460,204
4.00%, 05/01/46	18,397	18,854,681
4.00%, 06/01/46	701	718,075
4.00%, 07/01/46	80,204	82,531,787
4.00%, 08/01/46	24,634	25,301,633
4.00%, 09/01/46	666	682,757
4.00%, 10/01/46	8,874	9,094,662
4.00%, 11/01/46	3,812	3,948,373
4.00%, 04/01/47	104,954	107,797,845
4.00%, 05/01/47	17,654	18,225,894
4.00%, 06/01/47	51,458	52,987,223
4.00%, 07/01/47	120,843	124,210,552
4.00%, 08/01/47	45,318	46,620,840
4.00%, 09/01/47	47,567	48,818,805
4.00%, 10/01/47	61,152	62,689,402
4.00%, 11/01/47	141,253	144,854,188
4.00%, 12/01/47	62,984	64,555,427
4.00%, 02/01/48	138,363	141,788,737
4.00%, 03/01/48[j]	21,341	21,851,485
4.50%, 09/01/18	43	42,910
4.50%, 10/01/24	1,208	1,251,314
4.50%, 02/01/25	487	505,294
4.50%, 04/01/25	493	512,587
4.50%, 06/01/25	3,083	3,202,101
4.50%, 08/01/31	3,691	3,889,491
4.50%, 03/01/33[j]	11,250	11,260,547
4.50%, 09/01/40	9,903	10,462,192
4.50%, 12/01/40	4,974	5,254,441
4.50%, 01/01/41	11,930	12,603,648
4.50%, 05/01/41	6,818	7,210,418
4.50%, 06/01/41	38,838	41,063,604
4.50%, 08/01/41	12,881	13,607,592
4.50%, 09/01/41	4,895	5,170,642
4.50%, 01/01/42	5,259	5,556,274
4.50%, 09/01/42	4,531	4,784,374
4.50%, 08/01/43	6,607	6,928,805
4.50%, 04/01/44	14,674	15,390,596
4.50%, 06/01/44	2,421	2,557,319

SCHEDULE OF INVESTMENTS	137

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.50%, 02/01/45	$5,758	$6,105,471
4.50%, 08/01/45	7,038	7,462,917
4.50%, 11/01/45	609	640,345
4.50%, 12/01/45	3,143	3,320,664
4.50%, 01/01/46	559	587,191
4.50%, 02/01/46	14,465	15,281,338
4.50%, 03/01/46	642	672,923
4.50%, 04/01/46	282	295,958
4.50%, 05/01/46	374	392,635
4.50%, 07/01/46	471	493,541
4.50%, 08/01/46	11,189	11,737,739
4.50%, 09/01/46	408	427,813
4.50%, 10/01/46	3,737	3,921,591
4.50%, 01/01/47	3,413	3,581,140
4.50%, 02/01/47	1,272	1,335,010
4.50%, 03/01/47	831	872,142
4.50%, 06/01/47	14,869	15,675,020
4.50%, 10/01/47	32,280	33,861,154
4.50%, 12/01/47	12,898	13,540,772
4.50%, 01/01/48	109,130	114,649,068
4.50%, 02/01/48	48,974	51,373,434
4.50%, 03/01/48	23,500	24,650,484
4.50%, 03/01/48[j]	10,008	10,475,561
5.00%, 08/01/20	38	37,649
5.00%, 07/01/23	1,053	1,095,012
5.00%, 12/01/23	821	846,190
5.00%, 03/01/33[j]	975	984,902
5.00%, 11/01/33	8,033	8,678,228
5.00%, 06/01/39	1,692	1,828,372
5.00%, 12/01/39	304	327,724
5.00%, 01/01/40	8	8,334
5.00%, 03/01/40	5,189	5,586,825
5.00%, 04/01/40	777	836,768
5.00%, 05/01/40	56	60,456
5.00%, 06/01/40	70	76,113
5.00%, 07/01/40	4,311	4,641,419
5.00%, 08/01/40	3,322	3,588,149
5.00%, 09/01/40	21	22,903
5.00%, 10/01/40	76	81,391
5.00%, 04/01/41	1,775	1,922,489
5.00%, 05/01/41	8,363	9,004,721
5.00%, 06/01/41	2,031	2,194,770
5.00%, 08/01/41	3,588	3,895,054

Security	Principal (000s)	Value
5.00%, 10/01/41	$9,997	$10,766,426
5.00%, 01/01/42	42,592	45,861,374
5.00%, 05/01/42	20,905	22,509,612
5.00%, 06/01/47	16,113	17,248,007
5.00%, 09/01/47	13,165	14,083,230
5.00%, 10/01/47	10,970	11,732,847
5.00%, 02/01/48	22,130	23,726,370
5.00%, 03/13/48[j]	79,039	84,337,531
5.50%, 12/01/19	249	251,130
5.50%, 05/01/33	3,113	3,417,406
5.50%, 11/01/33	6,193	6,798,860
5.50%, 09/01/34	8,914	9,779,779
5.50%, 09/01/36	702	770,306
5.50%, 03/01/38	587	642,929
5.50%, 06/01/38	15,627	17,170,328
5.50%, 11/01/38	1,178	1,289,512
5.50%, 07/01/40	3,533	3,881,484
5.50%, 03/01/48[j]	179,467	194,889,945
6.00%, 03/01/34	4,824	5,323,368
6.00%, 05/01/34	462	511,614
6.00%, 08/01/34	794	877,665
6.00%, 11/01/34	258	285,560
6.00%, 09/01/36	1,879	2,074,389
6.00%, 08/01/37	3,231	3,571,329
6.00%, 03/01/38	825	913,875
6.00%, 05/01/38	460	508,983
6.00%, 09/01/38	361	398,912
6.00%, 06/01/39	6,944	7,689,224
6.00%, 10/01/39	476	527,331
6.00%, 03/01/48[j]	12,220	13,564,200
6.50%, 08/01/36	68	76,561
6.50%, 09/01/36	545	611,213
6.50%, 10/01/36	79	88,590
6.50%, 12/01/36	68	76,048
6.50%, 07/01/37	137	153,992
6.50%, 08/01/37	5,539	6,238,123
6.50%, 10/01/37	243	273,106
6.50%, 11/01/37	42	46,340
6.50%, 12/01/37	1,788	2,007,603
6.50%, 06/01/38	61	66,423
6.50%, 10/01/39	1,678	1,883,355
6.50%, 05/01/40	49	55,562
7.00%, 04/01/37	2,033	2,327,962

138	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
(12 mo. LIBOR US + 1.590%)
2.53%, 04/01/44[k]	$1,775	$1,817,685
(12 mo. LIBOR US + 1.758%)
3.51%, 08/01/41[k]	1,129	1,199,450
(12 mo. LIBOR US + 1.805%)
3.65%, 02/01/42[k]	864	905,942
(12 mo. LIBOR US + 1.815%)
3.57%, 10/01/41[k]	1,211	1,284,056
Series 2014-M06, Class A2
2.68%, 05/25/21[a]	2,432	2,416,112
Series 2015-M10, Class A2
3.09%, 04/25/27[a]	4,548	4,418,828
Series 2016-M11, Class A1
2.08%, 07/25/26	2,020	1,940,016
Series 2017-M4, Class A2
2.60%, 12/25/26[a]	30,000	28,453,829
Series 2017-M7, Class A2
2.96%, 02/25/27[a]	17,231	16,770,013
Series 2017-M8, Class A2
3.06%, 05/25/27[a]	10,471	10,260,192
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5
5.09%, 03/25/19	3,100	3,142,602
Series K006, Class A1
3.40%, 07/25/19	1,098	1,103,941
Series K006, Class A2
4.25%, 01/25/20	2,425	2,477,054
Series K007, Class A2
4.22%, 03/25/20	18,775	19,203,040
Series K010, Class A1
3.32%, 07/25/20	40	40,544
Series K010, Class A2
4.33%, 10/25/20[a]	6,375	6,600,523
Series K013, Class A2
3.97%, 01/25/21 (Call 01/11/21)[a]	4,000	4,117,359
Series K014, Class A1
2.79%, 10/25/20	517	516,931
Series K017, Class A2
2.87%, 12/25/21	9,500	9,495,739
Series K020, Class A2
2.37%, 05/25/22	12,400	12,131,420

Security	Principal (000s)	Value
Series K024, Class A2
2.57%, 09/25/22	$890	$876,412
Series K026, Class A2
2.51%, 11/25/22	11,900	11,675,203
Series K031, Class A2
3.30%, 04/25/23[a]	5,100	5,172,854
Series K033, Class A2
3.06%, 07/25/23[a]	2,900	2,907,454
Series K034, Class A2
3.53%, 07/25/23[a]	33,500	34,339,841
Series K036, Class A2
3.53%, 10/25/23[a]	8,685	8,902,293
Series K037, Class A2
3.49%, 01/25/24	10,700	10,948,284
Series K038, Class A1
2.60%, 10/25/23	2,340	2,319,950
Series K046, Class A2
3.21%, 03/25/25	5,000	5,018,053
Series K047, Class A2
3.33%, 05/25/25 (Call 05/11/25)[a]	15,000	15,167,531
Series K048, Class A2
3.28%, 06/25/25[a]	14,000	14,118,523
Series K052, Class A2
3.15%, 11/25/25	19,250	19,182,528
Series K063, Class A2
3.43%, 01/25/27[a]	20,000	20,220,579
Series K066, Class A2
3.12%, 06/25/27	18,250	17,992,753
Series K069, Class A2
3.19%, 09/25/27[a]	3,150	3,116,923
Series K703, Class A2
2.70%, 05/25/18	7,833	7,821,605
Series K716, Class A2
3.13%, 06/25/21	17,000	17,136,483
Series K717, Class A2
2.99%, 09/25/21	6,000	6,023,555
Series K718, Class A2
2.79%, 01/25/22	3,500	3,486,919
Series K722, Class A2
2.41%, 03/25/23	15,000	14,613,052
Series K725, Class A1
2.67%, 05/25/23	10,582	10,490,342

SCHEDULE OF INVESTMENTS	139

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
Series K729, Class A1
2.95%, 02/25/24	$16,144	$16,165,672
Government National Mortgage Association
2.50%, 05/20/45	11,359	10,687,533
2.50%, 03/01/48[j]	29,025	27,451,301
3.00%, 09/15/42	21	21,026
3.00%, 10/15/42	49	48,256
3.00%, 03/15/43	586	576,396
3.00%, 06/15/43	134	132,235
3.00%, 07/15/43	243	239,332
3.00%, 08/15/43	524	515,385
3.00%, 09/20/43	18,384	18,076,398
3.00%, 11/15/43	1,568	1,542,284
3.00%, 08/20/44	49,745	48,874,814
3.00%, 09/15/44	2,603	2,556,167
3.00%, 10/15/44	1,298	1,274,520
3.00%, 06/20/45	31,424	30,771,381
3.00%, 11/20/45	12,221	11,967,510
3.00%, 12/20/45	23,323	22,838,679
3.00%, 07/20/46	41,645	40,760,698
3.00%, 12/20/46	89,645	87,741,426
3.00%, 01/20/47	27,376	26,794,431
3.00%, 03/01/48[j]	926,802	905,377,594
3.50%, 09/15/41	557	563,926
3.50%, 12/15/41	5,599	5,673,691
3.50%, 08/20/42	30,865	31,202,986
3.50%, 09/15/42	1,902	1,926,191
3.50%, 10/15/42	1,115	1,129,694
3.50%, 11/15/42	1,029	1,042,518
3.50%, 02/15/43	402	407,108
3.50%, 03/15/43	729	736,879
3.50%, 04/15/43	122	122,842
3.50%, 05/15/43	1,716	1,734,838
3.50%, 06/15/43	108	108,743
3.50%, 01/20/44	19,136	19,353,074
3.50%, 06/20/44	26,513	26,767,407
3.50%, 08/15/44	107	108,206
3.50%, 08/20/44	25,141	25,382,930
3.50%, 09/15/44	341	344,277
3.50%, 09/20/44	19,948	20,139,820
3.50%, 10/15/44	533	537,799
3.50%, 04/20/45	23,862	24,025,941

Security	Principal (000s)	Value
3.50%, 05/20/45	$12,583	$12,678,721
3.50%, 09/20/45	45,724	46,063,091
3.50%, 10/20/45	7,095	7,143,980
3.50%, 10/20/46	61,597	62,032,693
3.50%, 02/20/47	220,068	221,624,606
3.50%, 04/20/47	79,480	80,003,724
3.50%, 08/20/47	38,830	39,105,287
3.50%, 10/20/47	172,476	173,626,381
3.50%, 11/20/47	71,611	72,067,512
3.50%, 12/20/47	76,964	77,528,821
3.50%, 01/20/48	124,699	125,493,756
3.50%, 03/01/48[j]	661,586	665,204,147
4.00%, 06/15/39	21	21,404
4.00%, 09/20/40	8,699	9,024,604
4.00%, 01/15/41	7	7,449
4.00%, 01/20/41	2,649	2,747,673
4.00%, 02/15/41	5,529	5,711,893
4.00%, 05/20/41	50	52,334
4.00%, 07/15/41	3,418	3,525,967
4.00%, 08/15/41	10	10,331
4.00%, 09/15/41	58	60,066
4.00%, 09/20/41	3,482	3,612,192
4.00%, 10/15/41	1,128	1,164,781
4.00%, 11/15/41	458	472,481
4.00%, 12/15/41	2,116	2,187,745
4.00%, 12/20/41	11,159	11,576,396
4.00%, 01/15/42	172	177,652
4.00%, 01/20/42	4,884	5,067,077
4.00%, 02/15/42	1,085	1,123,036
4.00%, 03/15/42	4,917	5,098,965
4.00%, 04/15/42	1,787	1,853,433
4.00%, 09/20/42	1,837	1,903,080
4.00%, 11/15/42	88	90,863
4.00%, 05/15/43	167	172,502
4.00%, 08/15/43	61	63,184
4.00%, 10/20/43	14,631	15,144,956
4.00%, 03/15/44	932	961,648
4.00%, 04/15/44	131	135,225
4.00%, 06/15/44	321	331,325
4.00%, 08/15/44	48	49,953
4.00%, 08/20/44	987	1,021,064
4.00%, 09/15/44	190	195,634
4.00%, 10/15/44	166	171,122
4.00%, 10/20/44	18,726	19,371,752

140	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
4.00%, 09/20/45	$24,571	$25,387,551
4.00%, 10/20/45	2,825	2,918,497
4.00%, 01/20/46	10,531	10,881,147
4.00%, 03/20/46	6,759	6,983,196
4.00%, 07/20/46	11,818	12,168,477
4.00%, 09/20/46	2,580	2,656,145
4.00%, 11/20/46	13,226	13,618,128
4.00%, 12/15/46	20,639	21,275,203
4.00%, 09/20/47	58,100	59,751,322
4.00%, 11/20/47	88,861	91,386,285
4.00%, 12/20/47	48,500	49,878,576
4.00%, 03/01/48[j]	397,419	407,727,055
4.00%, 03/20/48	26,400	27,150,750
4.50%, 04/15/39	1,152	1,209,905
4.50%, 08/15/39	6,161	6,471,788
4.50%, 11/20/39	2,846	2,987,115
4.50%, 01/20/40	778	816,787
4.50%, 06/15/40	4,491	4,711,953
4.50%, 07/15/40	3,166	3,322,228
4.50%, 08/15/40	3,839	4,027,384
4.50%, 08/20/40	5,024	5,301,119
4.50%, 09/15/40	5,994	6,288,012
4.50%, 10/20/40	10,665	11,253,859
4.50%, 06/20/41	9,773	10,311,596
4.50%, 09/20/41	6,105	6,441,598
4.50%, 12/20/41	1,198	1,263,873
4.50%, 11/20/45	13,658	14,371,460
4.50%, 08/20/46	17,711	18,578,547
4.50%, 09/20/46	2,769	2,914,154
4.50%, 10/20/46	13,135	13,778,002
4.50%, 11/20/46	5,448	5,714,750
4.50%, 12/20/46	2,004	2,101,703
4.50%, 09/20/47	39,001	40,669,103
4.50%, 10/20/47	7,429	7,746,628
4.50%, 12/20/47	44,487	46,389,780
4.50%, 01/20/48	54,612	56,947,800
4.50%, 03/01/48[j]	29,262	30,420,483
5.00%, 12/15/36	1,326	1,405,401
5.00%, 01/15/39	4,174	4,472,178
5.00%, 07/15/39	7,851	8,411,459
5.00%, 05/15/40	2,868	3,065,295
5.00%, 07/20/40	15,691	16,702,175
5.00%, 08/20/40	5,398	5,747,186

Security	Principal (000s)	Value
5.00%, 05/15/47	$4,545	$4,839,767
5.00%, 06/15/47	2,169	2,321,262
5.00%, 09/20/47	2,290	2,398,784
5.00%, 10/15/47	1,387	1,463,247
5.00%, 11/15/47	1,293	1,364,636
5.00%, 12/15/47	1,272	1,341,772
5.00%, 01/15/48	7,438	7,860,243
5.00%, 02/15/48	8,593	9,067,947
5.00%, 03/01/48[j]	27,587	28,974,971
5.50%, 03/15/36	1,858	2,029,689
5.50%, 06/20/38	2,194	2,379,780
5.50%, 03/20/39	3,040	3,294,921
5.50%, 12/15/39	796	865,614
5.50%, 01/15/40	6,769	7,356,059
6.00%, 03/15/37	5,706	6,334,232
6.00%, 09/20/38	2,470	2,722,846
6.00%, 11/15/39	1,047	1,157,447
6.50%, 10/20/38	3,366	3,776,236

		15,917,053,373
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.70%
Federal Home Loan Banks
0.88%, 10/01/18	3,670	3,645,081
0.88%, 08/05/19	1,000	981,200
1.00%, 09/26/19	7,200	7,062,552
1.13%, 04/25/18	300	299,748
1.13%, 07/14/21	4,000	3,823,520
1.25%, 01/16/19	16,400	16,282,084
1.38%, 03/18/19	14,950	14,831,147
1.38%, 05/28/19	26,950	26,685,890
1.38%, 09/13/19	1,500	1,479,510
1.38%, 11/15/19	3,000	2,955,900
1.38%, 09/28/20	1,500	1,461,255
1.38%, 02/18/21	13,600	13,178,128
1.50%, 10/21/19	15,400	15,211,658
1.63%, 06/14/19	5,600	5,556,768
1.88%, 03/13/20	7,600	7,532,588
1.88%, 12/11/20	1,000	984,070
1.88%, 06/11/21	1,000	979,770
1.88%, 11/29/21	1,250	1,219,463
2.00%, 09/09/22	2,000	1,942,420
2.13%, 02/11/20	8,600	8,558,978
2.38%, 12/13/19	2,000	2,002,240
2.50%, 12/08/23	1,000	982,060

SCHEDULE OF INVESTMENTS	141

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.75%, 12/13/24	$250	$247,643
2.88%, 09/13/24	1,000	997,940
4.13%, 03/13/20	1,000	1,034,280
5.50%, 07/15/36	15,500	20,266,250
Federal Home Loan Mortgage Corp.
0.88%, 10/12/18	3,750	3,724,087
1.13%, 08/12/21	2,500	2,383,350
1.25%, 07/26/19 (Call 04/26/18)	1,500	1,478,640
1.25%, 08/01/19	38,200	37,681,626
1.25%, 10/02/19	3,410	3,355,406
1.38%, 05/01/20	13,376	13,104,735
1.50%, 01/17/20	2,550	2,513,356
1.63%, 09/29/20	2,000	1,960,840
1.75%, 05/30/19	22,460	22,338,716
2.38%, 01/13/22	111,218	110,274,871
3.75%, 03/27/19	200	203,384
6.25%, 07/15/32	45,223	60,742,629
6.75%, 09/15/29	500	668,570
6.75%, 03/15/31	20,995	28,759,581
Federal National Mortgage Association
0.88%, 08/02/19	3,620	3,555,492
1.00%, 02/26/19	3,290	3,254,007
1.00%, 08/28/19	5,000	4,910,200
1.00%, 10/24/19	2,200	2,155,538
1.25%, 05/06/21	7,050	6,782,241
1.25%, 08/17/21	73,850	70,684,050
1.38%, 01/28/19	300	297,999
1.38%, 02/26/21	700	677,635
1.38%, 10/07/21	2,500	2,399,100
1.50%, 06/22/20	3,550	3,481,946
1.63%, 01/21/20	81,000	80,032,050
1.75%, 06/20/19	1,350	1,342,737
1.75%, 09/12/19	130,000	129,074,400
1.88%, 09/18/18	4,637	4,634,960
1.88%, 04/05/22	11,000	10,680,670
1.88%, 09/24/26	10,080	9,197,597
2.00%, 01/05/22	45,350	44,343,230
2.00%, 10/05/22	1,000	969,550
2.13%, 04/24/26	14,200	13,295,460
2.38%, 01/19/23	9,850	9,688,558

Security	Principal (000s)	Value
2.63%, 09/06/24	$6,545	$6,442,309
6.25%, 05/15/29	5,725	7,351,129
6.63%, 11/15/30	17,915	24,183,817
7.25%, 05/15/30	6,826	9,583,158
NCUA Guaranteed Notes
Series A4
3.00%, 06/12/19	9,500	9,580,560
Private Export Funding Corp. 2.80%, 05/15/22	100	99,886
Tennessee Valley Authority
1.88%, 08/15/22	600	579,516
3.50%, 12/15/42	525	533,169
4.63%, 09/15/60	1,000	1,184,440
4.88%, 01/15/48	8,035	9,812,985
5.25%, 09/15/39	440	564,683
5.88%, 04/01/36	540	721,710
7.13%, 05/01/30	3,556	4,918,055

		926,404,771
U.S. GOVERNMENT OBLIGATIONS — 37.66%
U.S. Treasury Note/Bond
0.75%, 07/15/19	164,900	161,736,446
0.75%, 08/15/19	63,847	62,542,227
0.88%, 04/15/19	112,300	110,751,070
0.88%, 05/15/19	78,650	77,475,642
0.88%, 06/15/19	41,000	40,333,462
0.88%, 07/31/19	237,950	233,635,105
0.88%, 09/15/19	91,200	89,375,214
1.00%, 03/15/19	27,000	26,691,886
1.00%, 08/31/19	34,000	33,403,601
1.00%, 09/30/19	4,500	4,416,687
1.00%, 10/15/19	47,500	46,584,865
1.00%, 11/15/19	81,500	79,834,842
1.00%, 11/30/19	242,500	237,404,110
1.13%, 01/15/19	11,500	11,407,041
1.13%, 01/31/19	30,000	29,740,853
1.13%, 05/31/19	70,400	69,518,675
1.13%, 12/31/19	100,000	98,011,719
1.13%, 03/31/20	94,200	91,963,795
1.13%, 04/30/20	72,304	70,496,400
1.13%, 06/30/21	60,000	57,392,283
1.13%, 07/31/21	100,000	95,510,590
1.13%, 08/31/21	12,800	12,204,535

142	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
1.13%, 09/30/21	$19,000	$18,093,023
1.25%, 01/31/19	52,000	51,609,540
1.25%, 03/31/19	64,950	64,349,446
1.25%, 04/30/19	61,400	60,777,650
1.25%, 06/30/19	151,350	149,545,975
1.25%, 08/31/19	179,720	177,214,405
1.25%, 10/31/19	108,000	106,288,042
1.25%, 01/31/20	61,000	59,850,725
1.25%, 02/29/20	35,000	34,300,000
1.25%, 03/31/21	70,000	67,516,513
1.25%, 10/31/21	137,500	131,356,544
1.38%, 02/28/19	62,200	61,755,631
1.38%, 12/15/19	45,000	44,321,469
1.38%, 01/15/20	120,000	118,067,177
1.38%, 01/31/20	50,400	49,571,712
1.38%, 02/15/20	37,000	36,366,748
1.38%, 02/29/20	63,209	62,099,768
1.38%, 03/31/20	68,750	67,465,612
1.38%, 04/30/20	100,000	98,037,862
1.38%, 05/31/20	180,054	176,287,638
1.38%, 08/31/20	29,680	28,975,982
1.38%, 09/30/20	106,600	103,971,661
1.38%, 10/31/20	57,200	55,722,724
1.38%, 01/31/21	30,000	29,116,657
1.38%, 04/30/21	33,000	31,909,988
1.38%, 05/31/21	25,000	24,140,823
1.38%, 06/30/23	284,100	265,671,561
1.38%, 08/31/23	15,000	13,987,603
1.38%, 09/30/23	50,000	46,570,197
1.50%, 01/31/19	57,500	57,196,321
1.50%, 02/28/19	62,500	62,131,347
1.50%, 03/31/19	20,000	19,869,333
1.50%, 05/31/19	132,000	130,962,130
1.50%, 10/31/19	64,720	63,961,032
1.50%, 11/30/19	197,685	195,196,848
1.50%, 05/15/20	107,500	105,631,916
1.50%, 05/31/20	117,000	114,892,912
1.50%, 06/15/20	80,000	78,530,734
1.50%, 01/31/22	22,250	21,367,049
1.50%, 02/28/23	155,053	146,676,348
1.50%, 03/31/23	80,000	75,599,853
1.50%, 08/15/26	271,000	243,212,235
1.63%, 03/31/19	25,000	24,868,018

Security	Principal (000s)	Value
1.63%, 04/30/19	$35,400	$35,197,204
1.63%, 06/30/19	86,600	85,995,890
1.63%, 07/31/19	248,800	246,912,571
1.63%, 12/31/19	47,010	46,484,442
1.63%, 03/15/20	67,500	66,608,255
1.63%, 06/30/20	81,500	80,178,303
1.63%, 11/30/20	108,700	106,483,540
1.63%, 08/15/22	15,091	14,469,302
1.63%, 08/31/22	56,000	53,646,250
1.63%, 11/15/22	1,181	1,128,591
1.63%, 04/30/23	105,000	99,703,356
1.63%, 05/31/23	25,000	23,713,996
1.63%, 10/31/23	8,400	7,923,812
1.63%, 02/15/26	235,890	215,362,128
1.63%, 05/15/26	159,500	145,138,770
1.75%, 09/30/19	65,300	64,837,700
1.75%, 10/31/20	57,900	56,950,156
1.75%, 12/31/20	100,000	98,214,580
1.75%, 11/30/21	117,800	114,472,064
1.75%, 02/28/22	131,000	126,924,752
1.75%, 03/31/22	104,000	100,683,882
1.75%, 04/30/22	49,000	47,389,107
1.75%, 05/15/22	50,135	48,479,675
1.75%, 05/31/22	12,500	12,073,316
1.75%, 06/30/22	126,000	121,599,844
1.75%, 09/30/22	176,700	170,024,339
1.75%, 01/31/23	69,040	66,198,232
1.75%, 05/15/23	103,504	98,849,557
1.88%, 12/31/19	90,000	89,405,860
1.88%, 06/30/20	163,119	161,392,185
1.88%, 11/30/21	75,500	73,729,899
1.88%, 01/31/22	10,000	9,743,014
1.88%, 03/31/22	125,000	121,576,775
1.88%, 04/30/22	115,000	111,738,669
1.88%, 05/31/22	151,000	146,722,208
1.88%, 07/31/22	135,000	130,830,436
1.88%, 08/31/22	161,000	155,967,617
1.88%, 09/30/22	153,500	148,513,235
1.88%, 10/31/22	205,000	198,238,329
2.00%, 01/31/20	70,000	69,674,868
2.00%, 07/31/20	34,250	33,969,246
2.00%, 09/30/20	135,800	134,551,596
2.00%, 11/30/20[d]	222,700	220,372,981

SCHEDULE OF INVESTMENTS	143

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
2.00%, 02/28/21	$82,000	$80,977,951
2.00%, 05/31/21	85,000	83,737,752
2.00%, 08/31/21	74,750	73,453,318
2.00%, 10/31/21	65,000	63,781,424
2.00%, 11/15/21	91,306	89,601,716
2.00%, 12/31/21	17,000	16,654,687
2.00%, 07/31/22	97,000	94,581,377
2.00%, 10/31/22	92,000	89,429,552
2.00%, 11/30/22	166,400	161,681,723
2.00%, 02/15/23	5,070	4,916,421
2.00%, 04/30/24	102,000	97,637,904
2.00%, 05/31/24	90,000	86,060,340
2.00%, 06/30/24	61,000	58,288,360
2.00%, 02/15/25	150,693	142,992,973
2.00%, 08/15/25	204,715	193,392,346
2.00%, 11/15/26	111,000	103,528,411
2.13%, 08/31/20	345,520	343,556,230
2.13%, 01/31/21	109,400	108,492,522
2.13%, 06/30/21	265,250	262,169,975
2.13%, 08/15/21	34,088	33,654,287
2.13%, 09/30/21	89,000	87,773,115
2.13%, 12/31/21	135,000	132,910,374
2.13%, 06/30/22	122,500	120,132,608
2.13%, 12/31/22	102,000	99,594,224
2.13%, 11/30/23	90,000	87,169,580
2.13%, 02/29/24	94,250	91,016,612
2.13%, 03/31/24	77,000	74,301,845
2.13%, 07/31/24	100,000	96,202,828
2.13%, 11/30/24	88,000	84,377,184
2.13%, 05/15/25	205,050	195,792,593
2.25%, 03/31/21	185,500	184,412,313
2.25%, 04/30/21	7,000	6,955,860
2.25%, 07/31/21	153,600	152,297,599
2.25%, 12/31/23	30,000	29,225,566
2.25%, 01/31/24	85,200	82,933,153
2.25%, 11/15/24	196,516	189,937,458
2.25%, 12/31/24	30,000	28,981,921
2.25%, 11/15/25	200,879	192,732,412
2.25%, 02/15/27	140,700	133,688,788
2.25%, 08/15/27	165,000	156,325,674
2.25%, 11/15/27	219,000	207,212,505
2.25%, 08/15/46	228,560	190,639,220
2.38%, 12/31/20	50,000	49,960,950

Security	Principal (000s)	Value
2.38%, 01/31/23	$150,000	$148,107,094
2.38%, 08/15/24	116,967	114,201,166
2.38%, 05/15/27	82,000	78,652,220
2.50%, 08/15/23	173,311	171,618,545
2.50%, 05/15/24	157,450	155,156,046
2.50%, 02/15/45	116,824	103,465,228
2.50%, 02/15/46	21,700	19,147,025
2.50%, 05/15/46	65,717	57,934,815
2.63%, 08/15/20	34,235	34,451,997
2.63%, 11/15/20	95,606	96,206,188
2.75%, 11/15/23	33,760	33,827,587
2.75%, 02/15/24	108,090	108,166,713
2.75%, 02/28/25	175,000	174,412,108
2.75%, 08/15/42	46,223	43,432,134
2.75%, 11/15/42	178,040	167,053,670
2.75%, 08/15/47	103,000	95,428,715
2.75%, 11/15/47	132,000	122,308,260
2.88%, 05/15/43	27,684	26,531,426
2.88%, 08/15/45	140,500	133,957,072
2.88%, 11/15/46	113,100	107,596,950
3.00%, 05/15/42	40,050	39,404,490
3.00%, 11/15/44	135,477	132,469,496
3.00%, 05/15/45	111,200	108,664,504
3.00%, 11/15/45	148,200	144,706,962
3.00%, 02/15/47	104,000	101,422,095
3.00%, 05/15/47	126,000	122,815,340
3.00%, 02/15/48	50,000	48,761,719
3.13%, 05/15/19	67,200	67,974,209
3.13%, 05/15/21	24,616	25,105,044
3.13%, 11/15/41	31,900	32,078,225
3.13%, 02/15/42	35,800	35,992,616
3.13%, 02/15/43	47,600	47,733,221
3.13%, 08/15/44	146,019	146,120,845
3.38%, 11/15/19	10,000	10,189,683
3.38%, 05/15/44	79,000	82,610,783
3.50%, 05/15/20	109,654	112,425,483
3.50%, 02/15/39	4,000	4,285,093
3.63%, 08/15/19	174,125	177,668,012
3.63%, 02/15/20	132,155	135,547,642
3.63%, 02/15/21	462,271	478,060,314
3.63%, 08/15/43	34,600	37,702,444
3.63%, 02/15/44	43,450	47,364,532
3.75%, 08/15/41	31,500	34,992,628

144	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Security	Principal (000s)	Value
3.75%, 11/15/43	$32,350	$35,967,004
3.88%, 08/15/40	51,316	58,005,493
4.25%, 05/15/39	18,040	21,431,950
4.25%, 11/15/40	234,689	279,753,116
4.38%, 11/15/39	48,933	59,172,122
4.38%, 05/15/40	40,403	48,930,540
4.38%, 05/15/41	30,949	37,591,371
4.50%, 02/15/36	85,160	103,199,964
4.50%, 08/15/39	50,207	61,669,372
4.63%, 02/15/40	93,600	117,013,985
4.75%, 02/15/37	77	96,565
4.75%, 02/15/41	107,258	136,785,704
5.00%, 05/15/37	6,108	7,887,393
5.25%, 11/15/28	6,377	7,756,019
5.25%, 02/15/29	6,440	7,859,827
5.38%, 02/15/31	27,040	34,197,355
5.50%, 08/15/28	70,000	86,435,358
6.00%, 02/15/26	63,968	78,518,351
6.13%, 11/15/27	70,000	89,265,398
6.13%, 08/15/29	31,600	41,512,450
6.25%, 05/15/30	13,853	18,586,650
6.38%, 08/15/27	63,580	82,110,224
6.50%, 11/15/26	53,450	68,522,153
6.63%, 02/15/27	31,800	41,348,863
6.75%, 08/15/26	38,500	49,880,656
6.88%, 08/15/25	49,065	62,540,653
7.25%, 08/15/22	121,500	145,427,900
7.50%, 11/15/24	40,000	51,598,826
7.63%, 11/15/22	12,000	14,673,113
7.63%, 02/15/25	13,817	18,052,553
7.88%, 02/15/21	36,500	42,206,716
8.00%, 11/15/21	30,500	36,394,009
8.13%, 08/15/19	73,984	80,367,631
8.13%, 05/15/21	7,000	8,219,636
8.75%, 05/15/20	22,000	25,083,468
8.75%, 08/15/20	36,606	42,187,785

		20,606,704,495

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $38,228,498,588)		37,450,162,639

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 13.73%

MONEY MARKET FUNDS — 13.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.58%[g,l,m]	7,151,645	$7,152,360,443
BlackRock Cash Funds: Treasury, SL Agency Shares
1.32%[g,m,n]	360,169	360,168,590

		7,512,529,033

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,512,290,799)		7,512,529,033

TOTAL INVESTMENTS IN SECURITIES — 113.49%
(Cost: $62,988,522,167)		62,092,248,061
Other Assets, Less Liabilities — (13.49)%		(7,378,300,395)

NET ASSETS — 100.00%		$54,713,947,666

BAB  —  Build America Bond

GO  —  General Obligation

GOL  —  General Obligation Limited

PSF  —  Permanent School Fund

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
[d]	All or a portion of this security is on loan.
[e]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[f]	Zero-coupon bond.
[g]	Affiliate of the Fund.
[h]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[i]	Investments are denominated in U.S. dollars.
[j]	To-be-announced (TBA). See Note 1.
[k]	Floating rate security. Rate shown is the rate in effect as of period end.
[l]	All or a portion of this security represents an investment of TBA cash collateral.
[m]	Annualized 7-day yield as of period end.
[n]	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULE OF INVESTMENTS	145

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Affiliates (Note 2)

Investments in issuers considered to be affiliates of the Fund during the year ended February 28, 2018, for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Affiliated issuer	Principal/ shares held at 02/28/17 (000s)	Principal/ shares purchased (000s)		Principal/ shares sold (000s)	Principal/ shares held at 02/28/18 (000s)	Value at 02/28/18	Income		Net realized gain (loss) [a]	Change in unrealized appreciation (depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares
	4,193,124	2,958,521	[b]	—	7,151,645	$7,152,360,443	$75,031,715		$(333,077)	$(1,426,273)
BlackRock Cash Funds: Treasury, SL Agency Shares
	140,544	219,625	[b]	—	360,169	360,168,590	1,581,737	[c]	—	—
PNC Bank N.A.
1.50%, 10/18/17	$1,000	$—		$(1,000)	$—	—	8,120		(13)	(926)
1.50%, 02/23/18	—	2,000		(2,000)	—	—	129		—	38
1.80%, 11/05/18	10,000	—		(10,000)	—	—	133,550		(10,525)	(13,625)
1.85%, 07/20/18	2,250	—		(2,250)	—	—	11,894		(5,921)	14,437
2.15%, 04/29/21	2,500	690		—	3,190	3,105,465	67,679		—	(52,266)
2.20%, 01/28/19	3,050	—		(3,050)	—	—	53,311		(7,173)	(4,756)
2.25%, 07/02/19	2,650	1,250		—	3,900	3,874,338	61,545		—	(36,252)
2.30%, 06/01/20	2,250	250		—	2,500	2,471,350	44,165		—	(30,577)
2.40%, 10/18/19	250	1,000		—	1,250	1,242,363	10,493		—	(7,013)
2.45%, 11/05/20	—	2,800		—	2,800	2,764,440	12,722		—	(33,935)
2.45%, 07/28/22	—	350		—	350	338,888	3,616		—	(9,917)
2.50%, 01/22/21	—	250		—	250	246,598	541		—	(1,880)
2.55%, 12/09/21	250	—		—	250	245,118	6,507		—	(5,144)
2.60%, 07/21/20	—	350		—	350	347,333	7,023		—	(5,886)
2.70%, 11/01/22	4,085	1,275		—	5,360	5,209,438	122,797		—	(109,738)
2.95%, 01/30/23	—	1,500		—	1,500	1,469,190	10,723		—	(18,672)
2.95%, 02/23/25	250	—		—	250	241,758	7,389		—	(6,079)
3.10%, 10/25/27	—	700		—	700	668,885	6,705		—	(27,722)
3.25%, 06/01/25	450	300		—	750	737,865	17,336		—	(21,202)
3.25%, 01/22/28	—	795		—	795	768,447	1,816		—	(10,646)
3.30%, 10/30/24	1,500	—		—	1,500	1,489,455	38,343		—	(23,837)
3.80%, 07/25/23	6,750	350		—	7,100	7,219,990	254,752		—	(216,702)
4.20%, 11/01/25	500	5,500		—	6,000	6,206,580	21,471		—	(26,338)
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	—	706		—	706	678,868	3,001		—	(14,541)
3.90%, 04/29/24	2,750	85		—	2,835	2,891,898	100,600		—	(38,236)
4.38%, 08/11/20	2,762	—		—	2,762	2,854,969	79,552		—	(49,557)
6.70%, 06/10/19	1,163	—		—	1,163	1,220,952	67,011		—	(52,101)
6.88%, 05/15/19	—	225		—	225	235,667	4,563		—	(2,049)

						$7,559,058,888	$77,770,806		$(356,709)	$(2,231,395)

[a]	Includes realized capital gain distributions from an affiliated fund, if any.
[b]	Net of purchases and sales.
[c]	Includes the Fund’s portion of securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities.

146	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, see Note 1.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collateralized mortgage obligations	$—	$640,665,009	$—	$640,665,009
Corporate bonds & notes	—	14,405,416,821	—	14,405,416,821
Foreign government obligations	—	1,761,144,255	—	1,761,144,255
Municipal debt obligations	—	322,330,304	—	322,330,304
U.S. government & agency obligations	—	37,450,162,639	—	37,450,162,639
Money market funds	7,512,529,033	—	—	7,512,529,033

Total	$7,512,529,033	$54,579,719,028	$—	$62,092,248,061

See notes to financial statements.

SCHEDULE OF INVESTMENTS	147

Statement of Assets and Liabilities

iSHARES® CORE U.S. AGGREGATE BOND ETF

February 28, 2018

ASSETS
Investments in securities, at cost:
Unaffiliated	$55,429,281,675
Affiliated (Note 2)	7,559,240,492

Total cost of investments in securities	$62,988,522,167

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$54,533,189,173
Affiliated (Note 2)	7,559,058,888
Cash	2,569,141
Receivables:
Investment securities sold	1,444,509,815
Due from custodian (Note 4)	13,231,534
Dividends and interest	297,733,909
Due from broker for TBA collateral	20,021,000

Total Assets	63,870,313,460

LIABILITIES
Payables:
Investment securities purchased	8,621,927,129
Collateral for securities on loan (Note 1)	360,068,590
Capital shares redeemed	172,775,880
Investment advisory fees (Note 2)	1,594,195

Total Liabilities	9,156,365,794

NET ASSETS	$54,713,947,666

Net assets consist of:
Paid-in capital	$55,758,905,022
Undistributed net investment income	99,470,063
Accumulated net realized loss	(248,153,313)
Net unrealized depreciation	(896,274,106)

NET ASSETS	$54,713,947,666

Shares outstanding[b]	512,700,000

Net asset value per share	$106.72

[a]	Securities on loan with a value of $348,951,609. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

148	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

iSHARES® CORE U.S. AGGREGATE BOND ETF

Year ended February 28, 2018

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$75,032,668
Interest — unaffiliated	1,098,946,950
Interest — affiliated (Note 2)	1,157,354
Securities lending income — affiliated — net (Note 2)	1,580,784

Total investment income	1,176,717,756

EXPENSES
Investment advisory fees (Note 2)	24,422,972
Proxy fees	959,396

Total expenses	25,382,368
Less investment advisory fees waived (Note 2)	(5,058,901)

Net expenses	20,323,467

Net investment income	1,156,394,289

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(117,502,182)
Investments — affiliated (Note 2)	(356,709)
In-kind redemptions — unaffiliated	2,738,611

Net realized loss	(115,120,280)

Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	(971,649,506)
Investments — affiliated (Note 2)	(2,231,395)

Net change in unrealized appreciation/depreciation	(973,880,901)

Net realized and unrealized loss	(1,089,001,181)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$67,393,108

See notes to financial statements.

FINANCIAL STATEMENTS	149

Statements of Changes in Net Assets

iSHARES® CORE U.S. AGGREGATE BOND ETF

	Year ended February 28, 2018	Year ended February 28, 2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,156,394,289	$850,111,888
Net realized loss	(115,120,280)	(10,642,885)
Net change in unrealized appreciation/depreciation	(973,880,901)	(461,360,937)

Net increase in net assets resulting from operations	67,393,108	378,108,066

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,131,264,792)	(829,171,589)
From net realized gain	—	(81,554,540)

Total distributions to shareholders	(1,131,264,792)	(910,726,129)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,343,298,192	11,326,456,458
Cost of shares redeemed	(976,066,284)	(1,295,205,155)

Net increase in net assets from capital share transactions	13,367,231,908	10,031,251,303

INCREASE IN NET ASSETS	12,303,360,224	9,498,633,240

NET ASSETS
Beginning of year	42,410,587,442	32,911,954,202

End of year	$54,713,947,666	$42,410,587,442

Undistributed net investment income included in net assets at end of year	$99,470,063	$74,339,328

SHARES ISSUED AND REDEEMED
Shares sold	131,800,000	102,200,000
Shares redeemed	(9,100,000)	(11,800,000)

Net increase in shares outstanding	122,700,000	90,400,000

See notes to financial statements.

150	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® CORE U.S. AGGREGATE BOND ETF

(For a share outstanding throughout each period)

	Year ended Feb. 28, 2018	Year ended Feb. 28, 2017	Year ended Feb. 29, 2016	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014
Net asset value, beginning of year	$108.75	$109.85	$111.02	$108.19	$110.68

Income from investment operations:
Net investment income[a]	2.58	2.38	2.36	2.35	2.49
Net realized and unrealized gain (loss)[b]	(2.05)	(0.90)	(0.83)	3.09	(2.51)

Total from investment operations	0.53	1.48	1.53	5.44	(0.02)

Less distributions from:
Net investment income	(2.56)	(2.35)	(2.37)	(2.06)	(2.46)
Net realized gain	—	(0.23)	(0.33)	(0.55)	(0.01)

Total distributions	(2.56)	(2.58)	(2.70)	(2.61)	(2.47)

Net asset value, end of year	$106.72	$108.75	$109.85	$111.02	$108.19

Total return	0.47%	1.34%	1.44%	5.07%	0.01%

Ratios/Supplemental data:
Net assets, end of year (000s)	$54,713,948	$42,410,587	$32,911,954	$24,157,832	$15,979,998
Ratio of expenses to average net assets	0.04%	0.06%	0.07%	0.07%	0.08%
Ratio of expenses to average net assets prior to waived fees	0.05%	0.07%	0.08%	0.08%	n/a
Ratio of net investment income to average net assets	2.37%	2.16%	2.16%	2.14%	2.31%
Portfolio turnover rate[c,d]	252%	242%	278%	318%	180%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[d]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	151

Notes to Financial Statements

iSHARES® CORE U.S. AGGREGATE BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Core U.S. Aggregate Bond	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Fixed income investments are valued using the last available bid price or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

152	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board. The fair valuation approaches that may be utilized by the Global Valuation Committee to determine fair value include market approach, income approach and the cost approach. The valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such inputs are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability based on the best information available in the circumstances, to the extent observable inputs are not available, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as

NOTES TO FINANCIAL STATEMENTS	153

Notes to Financial Statements (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

of the beginning of the reporting period. The categorization of values determined for financial instruments are based on the pricing transparency of the financial instruments and are not necessarily an indication of the risks associated with investing in those securities.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

WHEN-ISSUED/TBA TRANSACTIONS

The Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

154	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

Cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of February 28, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of February 28, 2018 and the total value of the related cash collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	155

Notes to Financial Statements (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of February 28, 2018:

Counterparty	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Barclays Capital Inc.	$68,906,726	$68,906,726	$—
BMO Capital Markets	8,405	8,405	—
BNP Paribas New York Branch	1,835,576	1,835,576	—
BNP Paribas Prime Brokerage Inc.	100,817	100,817	—
Citigroup Global Markets Inc.	63,280,216	63,280,216	—
Credit Suisse Securities (USA) LLC	21,631,863	21,631,863	—
Goldman Sachs & Co.	16,861,087	16,861,087	—
HSBC Securities (USA) Inc.	1,551,850	1,551,850	—
Jefferies LLC	2,551,348	2,551,348	—
JPMorgan Securities LLC	14,021,340	14,021,340	—
Morgan Stanley & Co. LLC	2,760,914	2,760,914	—
Nomura Securities International Inc.	1,433,942	1,433,942	—
RBC Capital Markets LLC	52,123,817	52,123,817	—
RBS Securities Inc.	1,026,657	1,026,657	—
SG Americas Securities LLC	312,109	312,109	—
Societe Generale New York Branch	19,791,018	19,791,018	—
State Street Bank & Trust Company	237,465	237,465	—
Wells Fargo Securities LLC	80,516,459	80,516,459	—

	$348,951,609	$348,951,609	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Fund.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.05%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. In addition, the Fund may incur acquired fund fees

156	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

and expenses. BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the year ended February 28, 2018, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $463,809.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended February 28, 2018, the purchases transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were $741,148.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Dividends – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	157

Notes to Financial Statements (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended February 28, 2018 were as follows:

U.S. Government Obligations		Other Securities
Purchases	Sales	Purchases	Sales
$124,051,725,006	$120,020,850,391	$2,203,528,204	$2,047,495,146

In-kind purchases and sales (see Note 4) for the year ended February 28, 2018, were $10,012,118,688 and $638,414,777, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statement of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

158	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The European financial markets have experienced volatility and adverse trends in recent years due to concerns about economic downturns or rising government debt levels in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. The occurrence of terrorist incidents throughout Europe also could impact financial markets. In addition, the United Kingdom has voted to withdraw from the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their prices more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	159

Notes to Financial Statements (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The following permanent differences as of February 28, 2018, attributable to the realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
$2,655,059	$1,238	$(2,656,297)

The tax character of distributions paid during the years ended February 28, 2018 and February 28, 2017 was as follows:

	2018	2017
Ordinary income	$1,131,264,792	$910,726,129

As of February 28, 2018, the tax components of accumulated net earnings (losses) were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
$99,470,063	$(241,191,401)	$(903,236,018)	$(1,044,957,356)

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of February 28, 2018, the Fund had non-expiring capital loss carryforwards in the amount of $241,191,401 available to offset future realized capital gains.

As of February 28, 2018, the cost of investments (including short positions and derivatives, if any) for federal income tax purposes was $62,995,484,079. Net unrealized depreciation was $903,236,018, of which $231,335,468 represented gross unrealized appreciation on securities and $1,134,571,486 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2018, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

160	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

7.	LEGAL PROCEEDINGS

On June 16, 2016, investors (the “Plaintiffs”) in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a putative class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	161

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and

Shareholders of iShares Core U.S. Aggregate Bond ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Core U.S. Aggregate Bond ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of February 28, 2018, the related statement of operations for the year ended February 28, 2018, the statement of changes in net assets for each of the two years in the period ended February 28, 2018, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2018 and the financial highlights for each of the five years in the period ended February 28, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

April 19, 2018

We have served as the auditor of one or more BlackRock investment companies since 2000.

162	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® CORE U.S. AGGREGATE BOND ETF

For the fiscal year ended February 28, 2018, the Fund hereby designates $1,076,249,132 as the maximum amount allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

The Fund hereby designates $341,771,985 as the amount of distributions from direct federal obligation interest for the fiscal year ended February 28, 2018. The law varies in each state as to whether and what percentage of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

TAX INFORMATION	163

Supplemental Information (Unaudited)

iSHARES® CORE U.S. AGGREGATE BOND ETF

Proxy Results

A special meeting of the shareholders of each series of iShares Trust (the “Trust”) was held on June 19, 2017, to elect five Trustees to the Board of Trustees of the Trust. The five nominees were Jane D. Carlin, Richard L. Fagnani, Drew E. Lawton, Madhav V. Rajan and Mark Wiedman, all of whom were elected as Trustees at the special meeting. The other Trustees whose terms of office as Trustees continued after the special meeting are Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, John E. Martinez and Robert S. Kapito.

Trustee	Votes For	Votes Withheld
Jane D. Carlin	8,669,874,031	59,322,838
Richard L. Fagnani	8,672,718,914	56,477,955
Drew E. Lawton	8,670,713,236	58,483,633
Madhav V. Rajan	8,653,682,870	75,513,999
Mark Wiedman	8,664,674,816	64,522,053

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$2.561123	$—	$—	$2.561123	100%	—%	—%	100%

Premium/Discount Information

The Premium/Discount Information section is intended to present information about the differences between the daily market price on secondary markets for shares of a fund and that fund’s NAV. NAV is the price at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest ask on the primary securities exchange on which shares of such fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

164	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is publicly accessible, free of charge, at www.iShares.com.

The following information shows the frequency of distributions of premiums and discounts for the Fund for the immediately preceding five calendar years (or from the inception date of the Fund, if less than five years) through the date of the most recent calendar quarter-end. Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

Period Covered: January 1, 2013 through December 31, 2017

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.0% and Less than 0.5%	1,077	85.54%
At NAV	38	3.02
Less than 0.0% and Greater than –0.5%	143	11.36
Less than –0.5%	1	0.08

	1,259	100.00%

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive (“AIFMD”) imposes detailed and prescriptive obligations on fund managers established in the European Union (the “EU”). These do not currently apply to managers established outside the EU, such as BFA. Rather, non-EU managers are only required to comply with certain disclosure, reporting and transparency obligations of the AIFMD if such managers market a fund to EU investors.

BFA has registered the iShares Core U.S. Aggregate Bond ETF (the “Fund”), for marketing to investors in the United Kingdom, the Netherlands, Finland, Sweden, and Luxembourg.

Report on Remuneration

BFA is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Disclosures are provided in relation to (a) the staff of BFA; (b) staff who are senior management; and (c) staff who have the ability to materially affect the risk profile of the Fund.

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

SUPPLEMENTAL INFORMATION	165

Supplemental Information (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management, a significant percentage of variable remuneration is deferred over time. All employees are subject to a claw-back policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, and Internal Audit) each have their own organizational structures which are independent of the business units. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent compensation committee.

Members of staff and senior management of BFA typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of BFA and across the broader BlackRock group. Therefore, the figures disclosed are a sum of each individual’s portion of remuneration attributable to the Fund according to an objective apportionment methodology which acknowledges the multiple-service nature of BFA. Accordingly the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded by BFA to its staff which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2017 was USD 5 million. This figure is comprised of fixed remuneration of USD 1.99 million and variable remuneration of USD 3.01 million. There were a total of 417 beneficiaries of the remuneration described above.

The amount of the aggregate remuneration awarded by BFA, which has been attributed to the Fund in respect of BFA’s financial year ending December 31, 2017, to its senior management was USD 700.05 thousand, and to members of its staff whose actions have a material impact on the risk profile of the Fund was USD 130.41 thousand.

166	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 347 funds (as of February 28, 2018) within the Exchange-Traded Fund Complex. Drew E. Lawton, from October 2016 to June 2017, and Richard L. Fagnani, from April 2017 to June 2017, served as a member of the advisory board (“Advisory Board,” members of which are “Advisory Board Members”) for iShares Trust, iShares, Inc. and iShares U.S. ETF Trust with respect to all funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, Mark K. Wiedman, Charles Park, Martin Small and Benjamin Archibald, the address of each Trustee, and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Wiedman, Mr. Park, Mr. Small and Mr. Archibald is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Cecilia H. Herbert as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[a] (61)	Trustee (since 2009).	President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002).	Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Mark K. Wiedman[b] (47)	Trustee (since 2013).	Senior Managing Director, BlackRock, Inc. (since 2014); Managing Director, BlackRock, Inc. (2007-2014); Global Head of BlackRock’s ETF and Index Investments Business (since 2016); Global Head of iShares (2011-2016); Head of Corporate Strategy, BlackRock, Inc. (2009-2011).	Director of iShares, Inc. (since 2013); Trustee of iShares U.S. ETF Trust (since 2013); Director of PennyMac Financial Services, Inc. (since 2008).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
[b]	Mark K. Wiedman is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	167

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Cecilia H. Herbert (69)	Trustee (since 2005); Independent Board Chair (since 2016).	Trustee and Member of the Finance, Technology and Quality Committee of Stanford Health Care (since 2016); Trustee and Member of the Investment Committee, WNET, a New York public media company (since 2011); Chair (1994-2005) and Member (since 1992) of the Investment Committee, Archdiocese of San Francisco; Director (1998-2013) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) of the Thacher School.	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2016); Trustee of Forward Funds (14 portfolios) (since 2009); Trustee of Salient MF Trust (4 portfolios) (since 2015).
Jane D. Carlin (62)	Trustee (since 2015); Risk Committee Chair (since 2016).	Consultant (since 2012); Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley (2006-2012).	Director of iShares, Inc. (since 2015); Trustee of iShares U.S. ETF Trust (since 2015); Director of PHH Corporation (mortgage solutions) (since 2012); Director of The Hanover Insurance Group, Inc. (since 2016).
Richard L. Fagnani (63)	Trustee (since 2017); Equity Plus Committee Chair (since 2017).	Partner, KPMG LLP (2002-2016).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
Charles A. Hurty (74)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).
John E. Kerrigan (62)	Trustee (since 2005); Securities Lending Committee Chair (since 2016).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Drew E. Lawton (59)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010-2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).

168	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Martinez (56)	Trustee (since 2003); Fixed Income Plus Committee Chair (since 2016).	Director of Real Estate Equity Exchange, Inc. (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

Madhav V. Rajan (53)	Trustee (since 2011); Nominating and Governance Committee Chair (since 2017).

Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth School of Business (since 2017); Robert K. Jaedicke Professor of Accounting, Stanford

University Graduate School of

Business (2001-2017); Professor of

Law (by courtesy), Stanford Law

School (2005-2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (2010-2016).

Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011); Director, Cavium, Inc. (since 2013).

TRUSTEE AND OFFICER INFORMATION	169

Trustee and Officer Information (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s)	Principal Occupation(s) During the Past 5 Years
Martin Small (42)	President (since 2016).	Managing Director, BlackRock, Inc. (since 2010); Head of U.S. iShares (since 2015); Co-Head of the U.S. Financial Markets Advisory Group, BlackRock, Inc. (2008-2014).

Jack Gee (58)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock, Inc. (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009).

Benjamin Archibald (42)	Secretary (since 2015).	Managing Director, BlackRock, Inc. (since 2014); Director, BlackRock, Inc. (2010-2013): Secretary of the BlackRock-advised mutual funds (since 2012).

Alan Mason (57)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (since 2009).

Steve Messinger (55)	Executive Vice President (since 2016).	Managing Director, BlackRock, Inc. (2007-2014 and since 2016); Managing Director, Beacon Consulting Group (2014-2016).

Charles Park (50)	Chief Compliance Officer (since 2006).	Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex (since 2014); Chief Compliance Officer of BFA (since 2006).

Scott Radell (48)	Executive Vice President (since 2012).	Managing Director, BlackRock, Inc. (since 2009); Head of Portfolio Solutions, BlackRock, Inc. (since 2009).

170	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

GENERAL INFORMATION	171

Notes:

172	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	173

Notes:

174	2018 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-AR-211-0218

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to clarify an inconsistency in to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Charles A. Hurty, Richard L. Fagnani (began serving on the audit committee effective as of June 20, 2017 and was designated as an audit committee financial expert serving on the audit committee effective as of September 15, 2017), John E. Kerrigan, and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the twenty-seven series of the registrant for which the fiscal year-end is February 28, 2018 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $296,050 for the fiscal year ended February 28, 2017 and $346,850 for the fiscal year ended February 28, 2018.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended February 28, 2017 and February 28, 2018 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $86,963 for the fiscal year ended February 28, 2017 and $102,087 for the fiscal year ended February 28, 2018. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)	All Other Fees – There were no other fees billed in each of the fiscal years ended February 28, 2017 and February 28, 2018 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended February 28, 2018 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $86,963 for the fiscal year ended February 28, 2017 and $102,087 for the fiscal year ended February 28, 2018. The aggregate non-audit fees for the fiscal year ended February 28, 2017 included in this report are different from those included in the previously filed report covering the 12-month period ended February 28, 2017 as this report excludes non-audit fees for services that were rendered to the registrant’s investment adviser or any Adviser Affiliate that provides ongoing services to the registrant but that were not related to the registrant.

(h)	The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

(a) The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. The registrant’s audit committee members are Charles A. Hurty, Richard L. Fagnani (began serving on the audit committee effective as of June 20, 2017), John E. Kerrigan, and Madhav V. Rajan.

(b) Not applicable.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date: April 27, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: April 27, 2018